UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05742

BlackRock FundsSM

(Exact name of registrant as specified in charter)

100 Bellevue Parkway Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30, 2006

Date of reporting period: March 31, 2006

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report to shareholders is as follows:

ALTERNATIVES  BLACKROCK SOLUTIONS  EQUITIES  FIXED
 INCOME  LIQUIDITYREAL ESTATE BlackRock Funds

Equity Portfolios

Semi-Annual Report

March 31, 2006 (Unaudited)

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                                BLACKROCK FUNDS
                               EQUITY PORTFOLIOS
*Investment Trust
*Large Cap Value Equity
*Large Cap Growth Equity
*Dividend AchieversTM
*Legacy
*Mid-Cap Value Equity
*Mid-Cap Growth Equity
                          *Aurora
                          *Small/Mid-Cap Growth
                          *Small Cap Value Equity
                          *Small Cap Core Equity
                          *Small Cap Growth Equity
                          *Global Science & Technology Opportunities
                          *Global Resources
                          *All-Cap Global Resources
                                                     *Health Sciences
                                                     *U.S. Opportunities
                                                     *Global Opportunities
                                                     *International
                                                     Opportunities
                                                     *Asset Allocation
                                                     *Index Equity

Shareholder Letter......................................................1
Portfolio Summaries
  Investment Trust....................................................2-3
  Large Cap Value Equity..............................................4-5
  Large Cap Growth Equity.............................................6-7
  Dividend Achievers/TM/..............................................8-9
  Legacy............................................................10-11
  Mid-Cap Value Equity..............................................12-13
  Mid-Cap Growth Equity.............................................14-15
  Aurora............................................................16-17
  Small/Mid-Cap Growth..............................................18-19
  Small Cap Value Equity............................................20-21
  Small Cap Core Equity.............................................22-23
  Small Cap Growth Equity...........................................24-25
  Global Science & Technology Opportunities.........................26-27
  Global Resources..................................................28-29
  All-Cap Global Resources..........................................30-31
  Health Sciences...................................................32-33
  U.S. Opportunities................................................34-35
  Global Opportunities..............................................36-37
  International Opportunities.......................................38-39
  Asset Allocation..................................................40-41
  Index Equity......................................................42-43
  Note on Performance Information......................................44
  Schedules of Investments.........................................45-114
  Key To Investment Abbreviations.....................................115
Portfolio Financial Statements
  Statements of Assets and Liabilities............................116-121
  Statements of Operations........................................122-125
  Statements of Changes in Net Assets.............................126-133
  Financial Highlights............................................134-161
  Notes to Financial Statements...................................163-204
  Additional Information..........................................205-208
  The DFA Investment Trust Company Financial Statements...........209-237

                     PRIVACY PRINCIPLES OF BLACKROCK FUNDS
BlackRock Funds is committed to maintaining the privacy of its shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Funds collects, how we protect that information, and why in certain cases we may share such information with select other parties.
BlackRock Funds does not generally receive any nonpublic personal information relating to its shareholders who purchase shares through their broker-dealers.
However, in certain limited circumstances, BlackRock receives a limited amount of nonpublic personal information from broker-dealers in connection with monitoring for inappropriate trading activity. In the case of shareholders who are record owners of BlackRock Funds, BlackRock Funds receives nonpublic personal information on account applications or other forms.
With respect to these shareholders, BlackRock Funds also has access to specific information regarding their transactions in BlackRock Funds. BlackRock Funds does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders' accounts (for example, to a transfer agent).

BlackRock Funds restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Funds maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.

                                BLACKROCK FUNDS

March 31, 2006

Dear Shareholder:

     You may be aware that on February 15, 2006, we announced that BlackRock and Merrill Lynch Investment Managers (MLIM) intended to unite to create a new independent asset management company.

     We believe this combination of asset management strength will benefit our investors. BlackRock is one of the largest publicly traded investment management firms in the United States, with approximately $463 billion in assets under management and over 1,800 employees. We manage assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. MLIM is also a leading investment management organization, with over $576 billion in assets under management globally and over 2,700 employees in 17 countries. It offers over 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios.

     At the completion of the transaction, which is expected at the end of the third quarter of this year, the combined firm will be a top-ten investment manager worldwide, with more than $1 trillion in assets under management. The combined company will provide a wider selection of high-quality investment solutions across a range of asset classes and investment styles. BlackRock and
MLIM possess complementary capabilities that together create a well-rounded organization, uniting some of the finest money managers in the industry. At the same time, the firms share similar values and beliefs - focused on delivering excellence to clients, they both make investment performance their most important mission. In short, the combination reinforces our commitment to shareholders.

     As a shareholder in one or more BlackRock-advised mutual funds, you will receive proxy materials in the coming weeks in connection with this transaction. After you receive this information, do not hesitate to contact your financial advisor should you have any questions or concerns.

     As always, we thank you for entrusting us with your investment assets, and we look forward to continuing to serve your investment needs with even greater strength and scale.

Sincerely,

[GRAPHIC OMITTED]

 Anne F. Ackerley
Managing Director
BlackRock Advisors, Inc.

Data, including assets under management, are as of March 31, 2006.

                                                                               1

                          INVESTMENT TRUST PORTFOLIO

Total Net Assets (3/31/06): $1.3 billion

Performance Benchmark:

     S&P 500(Reg. TM) Index

Investment Approach:

     Seeks long-term capital appreciation.  The portfolio management team uses quantitative techniques to analyze a universe of approximately 800 companies, including those in the S&P 500(Reg. TM) Index and about 300 other large and medium capitalization companies.  Using a multi-factor model, the management team identifies stocks with rising earnings expectations that sell at low relative valuations when compared with their sector peers.  Based on this information, and using sophisticated risk measurement tools, the portfolio management team selects stocks, together with their appropriate weightings, that it believes will maximize the Portfolio's return per unit of risk. The
Portfolio seeks to maintain market capitalization, sector allocations and style characteristics similar to the S&P 500(Reg. TM) Index.
Recent Portfolio Management Activity:

     o  All share classes underperformed the benchmark for the semi-annual period.
     o  The equity market, as measured by the S&P 500(Reg. TM) Index, was up
6.38% with the bulk of the returns coming from the first quarter of 2006.
While large capitalization stocks returns were solid, small capitalization stocks outperformed large by almost 9% over the semi-annual period continuing a trend seen over the last several years.  Within large capitalization stocks, value stocks outperformed growth stocks - the Russell 1000(Reg. TM) Value Index was up 7.3% while the Russell 1000(Reg. TM) Growth Index was up 6.2%.

     o  During the first half of the semi-annual period, the model was negative.  Both components of the model, valuation and earnings expectations, were essentially negative during the quarter.  Within the valuation group of factors, weakness can be attributed to the forecast earnings-to-price, book-to-price and return on equity factors.  Within the earnings expectation group of factors, the earnings revisions up and earnings revisions down factors produced negative results, while forecast estimate dispersion and estimate momentum proved to be the most predictive factors.  Relative to the index, the strongest performing sectors were the consumer cyclicals and information technology sectors.  The most notable contributors to performance in these sectors were highly ranked Barnes and Noble and AutoNation, within the consumer cyclicals sector, and CheckFree, within the information technology sector.
However, strength in these sectors was overshadowed by weak relative performance in the commercial services, basic materials, energy and financials sectors.  The Portfolio was hurt by positions in Cendant, in the commercial services sector, Lyondell Chemical and Consol Energy, in the basic materials sector, and Patterson UTI Energy, in the energy sector.  Lack of exposure to
J.P. Morgan Chase and Wells Fargo, which performed well during the quarter, also contributed to the underperformance.

     o  During the second half of the semi-annual period, the model was modestly negative leading to the weakness in performance. The valuation factors, like cash-flow-to-price and return on equity, struggled through the quarter hurting relative performance.  On a positive note, the earnings expectation factors experienced solid power - particularly from factors like earnings surprise and revisions down. From a relative return perspective, the sectors that struggled during the quarter included the technology, transportation, and the energy sectors.  The biggest disappointments for the technology sector included our overweight position in highly-ranked Intel, which performed poorly, and our lack of exposure to poorly-ranked Qualcomm, which performed well. In the transportation sector, our overweight position in
YRC Worldwide hurt relative returns. Our lack of exposure to poorly-ranked oilfield services operator, Schlumberger, which performed well, led to the disappointing performance in the energy sector.  The consumer non-cyclical and financial sectors were relatively the strongest sectors for the quarter.  In the non-cyclical sector our overweight position in highly ranked
Archer-Daniels-Midland led the way. In the financial sector, our positions in highly-ranked KeyCorp and W.R. Berkley helped mute the impact of the weaker sectors.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INVESTMENT TRUST
                                  PORTFOLIO
             AND THE S&P 500(REG. TM) INDEX FOR THE PAST TEN YEARS.

[GRAPHIC OMITTED]

               Institutional        Investor A        S&P 500(R) Index
                - - - - - - - -      - - - - - -      - - - - - - - - -
03/31/1996     10,000                9,428            10,000
06/30/1996     10,458                9,850            10,449
09/30/1996     10,761               10,125            10,772
12/31/1996     11,773               11,074            11,670
03/31/1997     12,084               11,354            11,983
06/30/1997     14,196               13,318            14,074
09/30/1997     15,335               14,371            15,129
12/31/1997     15,477               14,489            15,563
03/31/1998     17,612               16,473            17,734
06/30/1998     18,000               16,818            18,320
09/30/1998     15,959               14,892            16,497
12/31/1998     19,287               17,973            20,010
03/31/1999     20,146               18,766            21,008
06/30/1999     21,694               20,181            22,488
09/30/1999     20,262               18,829            21,084
12/31/1999     23,293               21,619            24,222
03/31/2000     23,672               21,962            24,777
06/30/2000     22,660               20,993            24,119
09/30/2000     21,912               20,268            23,885
12/31/2000     19,838               18,318            22,016
03/31/2001     16,625               15,332            19,406
06/30/2001     17,318               15,950            20,542
09/30/2001     14,179               13,055            17,527
12/31/2001     15,604               14,339            19,400
03/31/2002     14,999               13,779            19,453
06/30/2002     12,743               11,688            16,847
09/30/2002     10,713                9,820            13,936
12/31/2002     11,537               10,553            15,112
03/31/2003     11,180               10,223            14,637
06/30/2003     12,799               11,684            16,890
09/30/2003     13,156               11,990            17,337
12/31/2003     14,749               13,422            19,448
03/31/2004     15,355               13,968            19,777
06/30/2004     15,509               14,086            20,117
09/30/2004     15,406               13,979            19,741
12/31/2004     16,898               15,306            21,563
03/31/2005     16,587               15,008            21,100
06/30/2005     16,872               15,258            21,389
09/30/2005     17,366               15,698            22,160
12/31/2005     17,574               15,859            22,623
03/31/2006     18,232               16,436            23,575

                        FOR PERIOD ENDING MARCH 31, 2006

                                Average Annual Total Return
                                            1 Year        3 Year       5 Year       10 Year
                                          ----------   -----------   ----------   ----------
     Institutional Class                       9.92%        17.71%        1.86%        6.19%
     Service Class                             9.58%        17.37%        1.55%        5.86%
     Investor A Class (Load Adjusted)          3.21%        14.86%        0.21%        5.09%
     Investor A Class (NAV)                    9.51%        17.15%        1.40%        5.71%
     Investor B Class (Load Adjusted)          4.25%        15.47%        0.28%        4.92%
     Investor B Class (NAV)                    8.75%        16.34%        0.67%        4.92%
     Investor C Class (Load Adjusted)          7.74%        16.33%        0.67%        4.92%
     Investor C Class (NAV)                    8.74%        16.33%        0.67%        4.92%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/13 /93; SERVICE SHARES,
9/15/93; INVESTOR A SHARES, 10/13/93; INVESTOR B SHARES, 3/27/96; AND INVESTOR
C SHARES, 9/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 44 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED,INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

2

                          INVESTMENT TRUST PORTFOLIO

FUND PROFILE

  Top Ten Holdings (% of long-term investments)
General Electric Co.                    4.2%
Exxon Mobil Corp.                       4.1
Microsoft Corp.                         3.0
Pfizer, Inc.                            2.4
International Business Machines Corp.   2.0
Cisco Systems, Inc.                     1.8
J.P. Morgan Chase & Co.                 1.8
ConocoPhillips                          1.7
Citigroup, Inc.                         1.7
Wyeth                                   1.6
                                       ----
     Total                             24.3%
                                       ====

   Top Ten Industries (% of long-term
              investments)
Oil & Gas                      9.8%
Manufacturing                  9.7
Banks                          8.9
Pharmaceuticals                6.7
Computer Software & Services   5.8
Insurance                      5.8
Finance                        5.3
Computer & Office Equipment    5.1
Retail Merchandising           5.0
Telecommunications             4.5
                              ----
     Total                    66.6%
                              ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,049.80        1,047.50        1,047.00        1,044.30        1,043.40
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.99            5.41            5.92            9.73            9.68

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,021.06        1,019.65        1,019.14        1,015.36        1,015.41
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.94            5.35            5.86            9.64            9.59

For each class of the Portfolio, expenses are equal to the annualized expense ratio of  0.78%, 1.06%, 1.16%, 1.91%, and 1.90% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               3

                       LARGE CAP VALUE EQUITY PORTFOLIO

Total Net Assets (3/31/06): $355.2 million

Performance Benchmark:

     Russell 1000(Reg. TM) Value Index

Investment Approach:

     Seeks long-term capital appreciation with a secondary objective of current income by investing at least 80% of its net assets in equity securities issued by U.S. large capitalization value companies (defined as those with market capitalizations equal to those within the universe of Russell 1000(Reg. TM)
Value Index stocks). The portfolio management team uses quantitative techniques to analyze a universe of approximately 800 value companies. The management team uses a multi-factor model, which identifies the key factors that drive the performance of value stocks. Using this multi-factor model, the management team identifies stocks with low relative valuations and improving earnings expectations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the Portfolio's return per unit of risk. The Portfolio seeks to maintain market capitalization, sector allocations and style characteristics similar to those of the Russell 1000(Reg. TM) Value Index.
Recent Portfolio Management Activity:

     o  All share classes underperformed the benchmark for the semi-annual period.
     o  The equity market, as measured by the S&P 500(Reg. TM) Index, was up
6.38% with the bulk of the returns coming from the first quarter of 2006.
While large capitalization stocks returns were solid, small capitalization stocks outperformed large by almost 9% over the semi-annual period continuing a trend seen over the last several years.  Within large capitalization stocks, value stocks outperformed growth stocks - the Russell 1000(Reg. TM) Value Index was up 7.3% while the Russell 1000(Reg. TM) Growth Index was up 6.2%.

     o  During the first half of the semi-annual period, the model was modestly negative, leading to weakness in performance.  Both components of the model, valuation and earnings expectations, were essentially negative during the quarter.  Within the valuation group of factors, weakness can be attributed to the book-to-price and return on equity factors, while forecast earnings-to-price and cash flow-to-price were flat for the quarter.  Within the earnings expectation group of factors, the earnings revisions up and earnings revisions down factors produced negative results, while price momentum, forecast estimate dispersion and earnings surprise proved to be the most predictive factors.  Relative to the index, the strongest performing sectors were the consumer cyclicals and information technology sectors.  The most notable contributors to performance in these sectors were highly ranked Barnes and Noble and AutoNation, within the consumer cyclicals sector, and Western
Digital Corp., within the information technology sector.  Lack of exposure to
General Motors and Ford also contributed positively to relative performance.
However, strength in these sectors was offset by weak relative performance in the utilities, commercial services and energy sectors.  The Portfolio was hurt by positions in highly ranked PPL Corp. and Centerpoint Energy, in the utilities sector, Cendant, in the commercial services sector, and
ConocoPhillips and Amerada Hess, in the energy sector.

     o  During the second half of the semi-annual period, the overall model continued to be slightly negative, leading to the weakness in performance. The valuation factors, like cash-flow-to-price and return on equity, struggled through the quarter hurting relative performance.  On a positive note, the earnings expectation factors experienced solid power - particularly from factors like earnings surprise and revisions down.  Another bright spot was the price momentum factor which helped offset the recent weakness in the valuation factors.  From a relative return perspective, the sectors that struggled during the quarter included the telecommunications and industrial sectors. Big disappointments in each sector were lack of exposure to BellSouth and Deere.
The consumer services and consumer non-cyclical sectors were relatively the strongest sectors for the quarter.  In the non-cyclical sector our overweight position in highly ranked Archer-Daniels-Midland led the way.  In the consumer services sector our relative positions in highly-ranked McGraw-Hill and Disney helped mute the impact of the weaker sectors.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP VALUE
                                EQUITY PORTFOLIO
       AND THE RUSSELL 1000(REG. TM) VALUE INDEX FOR THE PAST TEN YEARS.

[GRAPHIC OMITTED]

               Institutional        Investor A        Russell 1000(R) Value Index
                - - - - - - - -      - - - - - -      - - - - - - - - - - - - - - -
03/31/1996     10,000                9,422            10,000
06/30/1996     10,344                9,739            10,172
09/30/1996     10,698               10,062            10,468
12/31/1996     11,753               11,051            11,512
03/31/1997     11,949               11,217            11,807
06/30/1997     13,589               12,735            13,548
09/30/1997     14,727               13,787            14,897
12/31/1997     15,120               14,148            15,562
03/31/1998     17,019               15,899            17,376
06/30/1998     16,763               15,644            17,454
09/30/1998     14,392               13,424            15,432
12/31/1998     16,705               15,558            17,995
03/31/1999     16,895               15,719            18,253
06/30/1999     18,823               17,487            20,311
09/30/1999     16,606               15,417            18,322
12/31/1999     17,313               16,068            19,318
03/31/2000     17,059               15,804            19,411
06/30/2000     16,272               15,058            18,501
09/30/2000     17,642               16,298            19,956
12/31/2000     19,040               17,581            20,674
03/31/2001     17,923               16,515            19,464
06/30/2001     18,446               16,990            20,414
09/30/2001     16,191               14,890            18,178
12/31/2001     17,179               15,778            19,519
03/31/2002     17,104               15,693            20,317
06/30/2002     14,324               13,124            18,586
09/30/2002     11,753               10,766            15,097
12/31/2002     13,064               11,940            16,489
03/31/2003     12,358               11,282            15,687
06/30/2003     14,360               13,106            18,397
09/30/2003     14,565               13,277            18,777
12/31/2003     16,431               14,947            21,441
03/31/2004     17,146               15,581            22,091
06/30/2004     17,200               15,611            22,285
09/30/2004     17,429               15,825            22,629
12/31/2004     19,164               17,371            24,978
03/31/2005     19,251               17,436            25,000
06/30/2005     19,571               17,708            25,418
09/30/2005     20,356               18,400            26,405
12/31/2005     20,582               18,587            26,739
03/31/2006     21,746               19,617            28,325

                        FOR PERIOD ENDING MARCH 31, 2006

                                 Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          -----------   -----------   ----------   ----------
     Institutional Class                       12.96%        20.73%        3.94%        8.08%
     Service Class                             12.56%        20.37%        3.63%        7.76%
     Investor A Class (Load Adjusted)           6.03%        17.91%        2.29%        6.97%
     Investor A Class (NAV)                    12.52%        20.25%        3.50%        7.61%
     Investor B Class (Load Adjusted)           7.15%        18.48%        2.34%        6.77%
     Investor B Class (NAV)                    11.65%        19.31%        2.70%        6.77%
     Investor C Class (Load Adjusted)          10.66%        19.32%        2.71%        6.79%
     Investor C Class (NAV)                    11.66%        19.32%        2.71%        6.79%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4 /20/92; INVESTOR A
SHARES, 5/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 1/18/96; AND
INVESTOR C SHARES, 8/16/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 44
FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING
IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

4

                       LARGE CAP VALUE EQUITY PORTFOLIO

FUND PROFILE

    Top Ten Holdings (% of long-term
              investments)
Exxon Mobil Corp.              6.6%
J.P. Morgan Chase & Co.        3.6
Citigroup, Inc.                3.3
Pfizer, Inc.                   3.3
Bank of America Corp.          2.5
ConocoPhillips                 2.5
Wachovia Corp.                 2.4
AT&T, Inc.                     2.3
General Electric Co.           2.2
Verizon Communications, Inc.   1.8
                              ----
     Total                    30.5%
                              ====

   Top Ten Industries (% of long-term
              investments)
Banks                         17.6%
Oil & Gas                     14.5
Insurance                      7.1
Finance                        6.4
Manufacturing                  6.3
Telecommunications             6.2
Pharmaceuticals                5.6
Energy & Utilities             5.6
Security Brokers & Dealers     2.5
Computer & Office Equipment    2.4
                              ----
     Total                    74.2%
                              ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,068.20        1,066.40        1,066.20        1,061.80        1,062.00
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.97            5.62            6.03           10.08            9.87

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,021.11        1,019.50        1,019.09        1,015.10        1,015.31
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.89            5.50            5.91            9.90            9.69

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.77%, 1.09%, 1.17%, 1.96%,  and 1.92% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               5

                       LARGE CAP GROWTH EQUITY PORTFOLIO

Total Net Assets (3/31/06): $54.3 million

Performance Benchmark:

     Russell 1000(Reg. TM) Growth Index

Investment Approach:

     Seeks long-term capital appreciation by investing at least 80% of its net assets in equity securities issued by U.S. large capitalization growth companies (defined as those with market capitalizations equal to those within the universe of Russell 1000(Reg. TM) Growth Index stocks).  The portfolio management team uses quantitative techniques to analyze a universe of approximately 700 growth companies. The management team uses a multi-factor model, which identifies the key factors that drive the performance of growth stocks.  Using this multi-factor model, the management team identifies stocks with rising earnings expectations that sell at attractive relative valuations when compared with their sector peers.  Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the
Portfolio's return per unit of risk.  The Portfolio seeks to maintain market capitalization, sector allocations and style characteristics similar to those of the Russell 1000(Reg. TM) Growth Index.

Recent Portfolio Management Activity:

     o All share classes underperformed the benchmark for the semi-annual period.

     o The equity market, as measured by the S&P 500(Reg. TM) Index, was up
6.38% with the bulk of the returns coming from the first quarter of 2006.
While large capitalization stocks returns were solid, small capitalization stocks outperformed large by almost 9% over the semi-annual period continuing a trend seen over the last several years.  Within large capitalization stocks, value stocks outperformed growth stocks - the Russell 1000(Reg. TM) Value Index was up 7.3% while the Russell 1000(Reg. TM) Growth Index was up 6.2%.

     o During the first half of the semi-annual period, the model was modestly negative, but performance improved throughout the quarter.  Both components of the model, valuation and earnings expectations, were essentially negative during the quarter.  The strongest performing sectors were the consumer cyclicals, financials and information technology sectors.  The most notable contributors to performance in these sectors were highly ranked Nordstrom,
Claires Stores and Advanced  Auto Parts, within the consumer cyclicals sector,
E*Trade and W.R. Berkley, within the financials sector, and Apple, within the information technology sector.  Lack of exposure to low- ranked Dell Computer, which did not perform well, also contributed positively to relative performance.  However, strength in these sectors was offset by weak relative performance in the commercial services, health care and industrials sectors.
The Portfolio was hurt by positions in highly ranked Cendant, Alliance Data
Systems and ITT Industries in the industrials sector.  Avoiding or holding an underweight position in lower ranked 3M, Invitrogen and Millennium
Pharmaceutical also contributed to the underperformance.

     o During the second half of the semi-annual period, the model was modestly positive leading to the improving performance.  On a positive note, the earnings expectation factors experienced solid power.  The valuation factors, like cash-flow-to-price and book-to-price, struggled through the quarter muting relative performance.  Another bright spot was the price momentum factor, which helped offset the recent weakness in the valuation factors.  From a relative return perspective, the strongest sectors on the quarter included the consumer cyclical, financial, and basic material sectors. In the cyclical sector our overweight positions in highly-ranked Martin Marietta Materials and Cummins led the way.  In financials our positions in high rated E*Trade Financial and W.R.
Berkley helped overall performance. NuCor, in the basic materials sector was particularly strong.  Unfortunately, weakness in the technology, industrials, and energy sectors offset much of the strength found elsewhere.  Semiconductor stock selection hurt performance in technology. Our lack of exposure to
Rockwell Automation and Halliburton, which performed well, hurt performance in the industrial and energy sectors.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP GROWTH
                                     EQUITY
  PORTFOLIO AND THE RUSSELL 1000(REG. TM) GROWTH INDEX FOR THE PAST TEN YEARS.

[GRAPHIC OMITTED]

               Institutional        Investor A        Russell 1000(R) Growth Index
                - - - - - - - -      - - - - - -      - - - - - - - - - - - - - - -
03/31/1996     10,000                9,425            10,000
06/30/1996     10,588                9,966            10,636
09/30/1996     10,887               10,233            11,019
12/31/1996     11,319               10,625            11,685
03/31/1997     11,248               10,553            11,748
06/30/1997     13,379               12,541            13,969
09/30/1997     14,555               13,629            15,019
12/31/1997     14,536               13,589            15,247
03/31/1998     16,984               15,854            17,558
06/30/1998     18,060               16,844            18,355
09/30/1998     16,266               15,149            16,687
12/31/1998     20,541               19,113            21,149
03/31/1999     22,161               20,593            22,493
06/30/1999     22,571               20,959            23,359
09/30/1999     22,034               20,438            22,504
12/31/1999     28,039               25,992            28,162
03/31/2000     29,682               27,469            30,169
06/30/2000     28,724               26,570            29,354
09/30/2000     27,080               24,997            27,775
12/31/2000     20,925               19,290            21,847
03/31/2001     15,188               13,986            17,281
06/30/2001     15,849               14,570            18,736
09/30/2001     12,029               11,055            15,099
12/31/2001     13,681               12,558            17,385
03/31/2002     13,311               12,197            16,935
06/30/2002     10,667                9,775            13,773
09/30/2002      8,870                8,111            11,700
12/31/2002      9,464                8,645            12,537
03/31/2003      9,332                8,508            12,403
06/30/2003     10,456                9,527            14,178
09/30/2003     10,813                9,837            14,733
12/31/2003     11,883               10,806            16,267
03/31/2004     12,174               11,055            16,395
06/30/2004     12,333               11,179            16,713
09/30/2004     11,791               10,682            15,839
12/31/2004     12,941               11,713            17,292
03/31/2005     12,531               11,328            16,585
06/30/2005     12,994               11,738            16,994
09/30/2005     13,337               12,024            17,676
12/31/2005     13,685               12,335            18,202
03/31/2006     14,138               12,722            18,766

                        FOR PERIOD ENDING MARCH 31, 2006

                                  Average Annual Total Return
                                             1 Year        3 Year         5 Year        10 Year
                                          -----------   -----------   -------------   ----------
     Institutional Class                       12.82%        14.85%         (1.42)%        3.52%
     Service Class                             12.41%        14.47%         (1.73)%        3.21%
     Investor A Class (Load Adjusted)           5.81%        12.10%         (3.04)%        2.44%
     Investor A Class (NAV)                    12.31%        14.35%         (1.88)%        3.05%
     Investor B Class (Load Adjusted)           6.97%        12.53%         (3.00)%        2.29%
     Investor B Class (NAV)                    11.47%        13.45%         (2.61)%        2.29%
     Investor C Class (Load Adjusted)          10.48%        13.53%         (2.60)%        2.28%
     Investor C Class (NAV)                    11.48%        13.53%         (2.60)%        2.28%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11/1/89; INVESTOR A
SHARES, 3/14/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 1/24/96; AND
INVESTOR C SHARES, 1/24/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 44
FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING
IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

6

                       LARGE CAP GROWTH EQUITY PORTFOLIO

FUND PROFILE

  Top Ten Holdings (% of long-term investments)
General Electric Co.                     5.4%
Microsoft Corp.                          4.1
The Procter & Gamble Co.                 3.5
Cisco Systems, Inc.                      3.2
International Business Machines Corp.    2.7
PepsiCo, Inc.                            2.1
The Home Depot, Inc.                     1.8
Johnson & Johnson                        1.8
The Boeing Co.                           1.5
Motorola, Inc.                           1.4
                                        ----
     Total                              27.5%
                                        ====

     Top Ten Industries (% of long-term
                investments)
Manufacturing                      11.7%
Computer Software & Services       10.0
Retail Merchandising                7.6
Computer & Office Equipment         7.3
Medical & Medical Services          6.2
Pharmaceuticals                     5.9
Medical Instruments & Supplies      4.9
Semiconductors & Related Devices    4.3
Soaps & Cosmetics                   4.1
Electronics                         3.5
                                   ----
     Total                         65.5%
                                   ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,060.00        1,057.90        1,058.10        1,053.10        1,054.30
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.80            5.64            6.21           10.19            9.99

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,021.26        1,019.45        1,018.89        1,014.95        1,015.16
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.74            5.55            6.11           10.05            9.84

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.74%, 1.10%, 1.21%, 1.99%, and 1.95% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               7

                        DIVIDEND ACHIEVERSTM PORTFOLIO

Total Net Assets (3/31/06): $34.0 million

Performance Benchmark:

     Russell 1000(Reg. TM) Value Index
Investment Approach:

     Seeks to provide total return through a combination of current income and capital appreciation by investing primarily in U.S. large capitalization common stocks with long-term consistent dividend history.  The Portfolio normally invests at least 80% of its assets in common stocks included in the universe of common stocks which Mergent(Reg. TM), a recognized provider of financial information, has identified as Dividend AchieversTM. To qualify for the
Dividend AchieversTM universe, an issuer must have raised its annual regular cash dividend on a pre-tax basis for at least each of the last ten consecutive years.  These issuers are also subject to additional screening criteria applied by Mergent(Reg. TM) such as liquidity.  The Portfolio will be constructed from a broad universe of stocks that the portfolio management team believes to be value stocks and all stocks in the Dividend AchieversTM universe.  The portfolio management team screens these issuers utilizing BlackRock's proprietary Quantitative Equity Model, which uses earnings momentum and valuation factors to rank stocks within a sector and industry based upon their expected return, to continuously evaluate Portfolio holdings. The Portfolio will be constructed with consideration of the characteristics of the Russell
1000(Reg. TM) Value Index, such as style, sector, industry, capitalization and volatility. The Portfolio may invest up to 20% of its assets in common stocks of issuers that are not included in the Dividend AchieversTM universe, and in fixed income securities when, in the opinion of the portfolio management team, it is advantageous for the Portfolio to do so.

Recent Portfolio Management Activity:
     o  All share classes underperformed the benchmark for the semi-annual period.
     o  The equity market, as measured by the S&P 500(Reg. TM) Index, was up
6.38% with the bulk of the returns coming from the first quarter of 2006.
While large capitalization stocks returns were solid, small capitalization stocks outperformed large by almost 9% over the semi-annual period continuing a trend seen over the last several years. Within large capitalization stocks, value stocks outperformed growth stocks - the Russell 1000(Reg. TM) Value Index was up 7.3% while the Russell 1000(Reg. TM) Growth Index was up 6.2%.

     o  During the semi-annual period, the three criteria that stock selection is based on in the Portfolio did not help identify outperforming stocks.
Dividend paying stocks performed in line with non-dividend paying stocks, though significantly high yielding stocks actually produced negative returns.
Mergent's Dividend AchieversTM as a group did not perform significantly better than the broader market.  Finally, the quantitative equity model was modestly negative during the period.  These factors led to Portfolio underperformance.
From the model perspective, both the valuation and earnings expectation components were negative.  Relative to the index, the strongest performing sectors were the consumer non-cyclicals and consumer services sectors.  The most notable contributors to performance in these sectors were highly ranked
Reynolds American and Altria, within the consumer non-cyclicals sector, and
McGraw-Hill and McDonald's, within the consumer services sector.  Lack of exposure to Comcast also contributed positively to relative performance.
However, strength in these sectors was overshadowed by weak relative performance in the financials and utilities sectors.  The Portfolio was hurt by positions in highly ranked HRPT Property Trust, UGI Corp and Energen Corp.
Lack of exposure to J.P. Morgan Chase and U.S. Bancorp, and an underweight to
American International Group, also contributed to the relative underperformance.

     o  During the second half of the semi-annual period, the overall model was slightly negative for the quarter leading to the weakness in performance. The valuation factors, like cash-flow-to-price and return on equity, struggled through the quarter. On a positive note, the earnings expectation factors experienced solid power - particularly from factors like earnings surprise and revisions down. Another bright spot was the price momentum factor which helped offset the recent weakness in the valuation factors. It is encouraging to note that the Portfolio was able to keep pace with the Russell 1000(Reg. TM) Value
Index in spite of continued headwinds during the quarter. Those headwinds included: a slightly negative model, the relative underperformance of high yielding stocks,and the relative underperformance of Dividend AchieversTM as a group. Fortunately, strong stock selection was able to counter these headwinds and deliver modest outperformance. From a relative return perspective, the sectors that struggled on the quarter included the technology and financial sectors. The biggest disappointment for the technology sector was our lack of exposure to non-Dividend AchieversTM Hewlett-Packard, which performed well. In the financial sector, our lack of exposure to non-Dividend AchieversTM Goldman
Sachs and Morgan Stanley, which performed well, hurt relative returns.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE DIVIDEND
                                  ACHIEVERSTM
      PORTFOLIO AND THE RUSSELL 1000(REG. TM) VALUE INDEX FROM INCEPTION.

[GRAPHIC OMITTED]

               Institutional        Investor A        Russell 1000(R) Value Index
                - - - - - - - -      - - - - - -      - - - - - - - - - - - - - - -
09/08/2004     10,000                9,425            10,000
09/30/2004      9,960                9,387            10,026
12/31/2004     10,743               10,132            11,067
03/31/2005     10,549                9,932            11,077
06/30/2005     10,642               10,020            11,262
09/30/2005     10,939               10,279            11,700
12/31/2005     10,926               10,257            11,848
03/31/2006     11,576               10,866            12,550

                        FOR PERIOD ENDING MARCH 31, 2006

                                  Average Annual Total Return
                                                   1 Year              From Inception
                                                 ----------           ----------------
  Institutional Class                                 9.73%                      9.84%
  Service Class                                       9.44%                      9.42%
  Investor A Class (Load Adjusted)                    3.10%                      5.47%
  Investor A Class (NAV)                              9.41%                      9.55%
  Investor B Class (Load Adjusted)                    4.02%                      6.40%
  Investor B Class (NAV)                              8.52%                      8.86%
  Investor C Class (Load Adjusted)                    7.49%                      8.76%
  Investor C Class (NAV)                              8.49%                      8.76%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON
9/8/04. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 44 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

8

                        DIVIDEND ACHIEVERSTM PORTFOLIO

FUND PROFILE

    Top Ten Holdings (% of long-term
              investments)
Exxon Mobil Corp.               5.9%
Pfizer, Inc.                    3.9
Chevron Corp.                   3.6
AT&T, Inc.                      3.1
Bank of America Corp.           3.1
Citigroup, Inc.                 3.1
J.P. Morgan Chase & Co. Inc.    2.6
Altria Group, Inc.              2.3
General Electric Co.            2.3
ConocoPhillips                  2.2
                               ----
     Total                     32.1%
                               ====

   Top Ten Industries (% of
    long-term investments)
Banks                17.2%
Oil & Gas            14.0
Manufacturing         8.2
Finance               7.7
Pharmaceuticals       6.6
Telecommunications    6.5
Insurance             6.1
Energy & Utilities    5.7
Real Estate           4.5
Tobacco               2.3
                     ----
  Total              78.8%
                     ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,058.20        1,056.80        1,057.10        1,052.80        1,052.60
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         4.62            6.15            6.67           10.44           10.39

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,020.46        1,018.94        1,018.44        1,014.70        1,014.75
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         4.54            6.06            6.56           10.30           10.25

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.90%, 1.20%, 1.30%, 2.04%, and  2.03% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               9

                               LEGACY PORTFOLIO

Total Net Assets (3/31/06): $275.7 million

Performance Benchmark:

     Russell 1000(Reg. TM) Growth Index
Investment Approach:

     Seeks to provide long-term growth of capital by normally investing at least 80% of its total assets in common and preferred stock and securities convertible into common and preferred stocks of mid- and large-capitalization companies. The Portfolio seeks to invest in fundamentally sound companies with strong management, superior earnings growth prospects and attractive relative valuations. The disciplined investment process uses a bottom-up stock selection approach as the primary driver of returns. The Portfolio emphasizes large companies that exhibit stable growth and accelerated earnings.

Recent Portfolio Management Activity:
     o  All share classes of the Portfolio outperformed the benchmark for the semi-annual period.

     o  U.S. equity markets exhibited a strong upswing during the first quarter of 2006, building on the modest gains experienced in the fourth quarter of
2005. For the six month period, the large-capitalization S&P 500(Reg. TM) Index returned 6.4%, while smaller-capitalization stocks, as represented by the
Russell 2000(Reg. TM) Index, surged during January and posted their strongest first quarter performance in fifteen years. Broad-based strength across the
U.S. equity market spectrum during the first quarter of 2006 was particularly satisfying after what was considered a lackluster year for stocks in 2005.

     o  In this environment, all the major sectors within both the Portfolio and its benchmark, the Russell 1000(Reg. TM) Growth Index, posted absolute gains. Strong stock selection was the primary driver of relative portfolio gains during the period. In particular, stock selection decisions in the information technology, energy, and materials sectors produced favorable results.

     o  While our bottom-up portfolio construction has resulted in an overweight within the information technology sector, our holdings' returns in this segment significantly topped those of the benchmark. Strength was not concentrated in a particular industry, as several stocks posted impressive results over the six-month period. Google was the top individual contributor to relative gains, as the internet services firm benefited from the trend in advertising dollars shifting towards the internet and away from traditional media such as print and radio. Other notable contributors included positions in
Hewlett-Packard and Corning.

     o  Although oil prices have exhibited some volatile swings over the last six months, a charged geopolitical environment continued to support elevated prices, and crude oil closed the first quarter of 2006 above $65/bbl.
Diversified oil services and drilling companies such as portfolio holdings
Schlumberger and GlobalSantaFe have flourished in this environment. Strong demand for their products and services has helped contribute to the healthy gains in the stock prices

     o  In contrast, weakness in both the consumer discretionary and industrials sectors created a drag on Portfolio performance as Portfolio positions tended to underperform benchmark holdings. Within the consumer discretionary sector, positions in XM Satellite Radio and Kohl's hurt returns.
In industrials, the combination of an underweight to the sector and poor stock selection detracted from gains.

     o  Sector positioning within the Portfolio shifted over the course of the semi-annual period, as bottom-up stock selection decisions led us to make a number of adjustments to the Portfolio. We remain wary of the consumer's ability to maintain current spending levels given higher interest rates and elevated energy costs and eliminated several consumer discretionary names from the Portfolio during the period. We also eliminated our health care overweight due to a combination of company-specific reasons and Medicare reimbursement concerns. At the close of the first quarter of 2006, the Portfolio's largest overweights were in energy, financials and information technology, while the largest underweights were in consumer discretionary, industrials and consumer staples.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LEGACY
      PORTFOLIO AND THE RUSSELL 1000(REG. TM) GROWTH INDEX FROM INCEPTION.

[GRAPHIC OMITTED]

               Institutional        Investor A        Russell 1000(R) Growth Index
                - - - - - - - -      - - - - - -      - - - - - - - - - - - - - - -
12/31/1997     10,000                9,425            10,000
03/31/1998     11,470               10,801            11,515
06/30/1998     12,290               11,565            12,038
09/30/1998     10,730               10,085            10,944
12/31/1998     13,227               12,429            13,871
03/31/1999     13,907               13,070            14,752
06/30/1999     14,908               13,994            15,320
09/30/1999     14,027               13,164            14,759
12/31/1999     16,608               15,569            18,470
03/31/2000     16,668               15,616            19,786
06/30/2000     16,228               15,116            19,252
09/30/2000     16,849               15,672            18,217
12/31/2000     15,698               14,597            14,328
03/31/2001     13,037               12,108            11,334
06/30/2001     13,547               12,579            12,288
09/30/2001     11,376               10,561             9,903
12/31/2001     12,787               11,853            11,402
03/31/2002     12,867               11,919            11,107
06/30/2002     10,896               10,081             9,033
09/30/2002      9,285                8,591             7,674
12/31/2002      9,815                9,072             8,223
03/31/2003      9,655                8,921             8,135
06/30/2003     10,966               10,118             9,299
09/30/2003     11,336               10,458             9,663
12/31/2003     12,686               11,693            10,669
03/31/2004     12,787               11,778            10,753
06/30/2004     13,057               12,014            10,961
09/30/2004     12,586               11,580            10,388
12/31/2004     13,957               12,825            11,341
03/31/2005     13,207               12,127            10,878
06/30/2005     13,657               12,532            11,145
09/30/2005     14,197               13,032            11,593
12/31/2005     14,898               13,654            11,938
03/31/2006     15,258               13,975            12,308

                        FOR PERIOD ENDING MARCH 31, 2006

                                   Average Annual Total Return
                                             1 Year        3 Year       5 Year      From Inception
                                          -----------   -----------   ----------   ---------------
     Institutional Class                       15.53%        16.48%        3.20%             5.26%
     Service Class                             15.15%        16.14%        2.91%             4.89%
     Investor A Class (Load Adjusted)           8.65%        13.86%        1.70%             4.14%
     Investor A Class (NAV)                    15.24%        16.14%        2.91%             4.89%
     Investor B Class (Load Adjusted)           9.84%        14.42%        1.80%             4.13%
     Investor B Class (NAV)                    14.34%        15.30%        2.17%             4.13%
     Investor C Class (Load Adjusted)          13.43%        15.33%        2.17%             4.13%
     Investor C Class (NAV)                    14.43%        15.33%        2.17%             4.13%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 12/31/97; INVESTOR A
SHARES, 12/31/97; INVESTOR C SHARES, 12/31/97; INVESTOR B SHARES, 1/1/99;  AND
SERVICE SHARES, 1/28/05. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 44 FOR
FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

10

                               LEGACY PORTFOLIO

FUND PROFILE

  Top Ten Holdings (% of long-term
            investments)
Microsoft Corp.             5.1%
The Procter & Gamble Co.    3.4
EMC Corp.                   3.3
CONSOL Energy, Inc.         3.0
Hewlett-Packard Co.         2.8
General Electric Co.        2.8
PepsiCo, Inc.               2.7
GlobalSantaFe Corp.         2.4
Corning, Inc.               2.3
Danaher Corp.               2.3
                           ----
     Total                 30.1%
                           ====

     Top Ten Industries (% of long-term
                investments)
Computer Software & Services       18.7%
Manufacturing                      14.3
Finance                             9.8
Pharmaceuticals                     9.0
Retail Merchandising                7.3
Medical Instruments & Supplies      6.0
Oil & Gas                           5.1
Semiconductors & Related Devices    4.5
Computer & Office Equipment         4.2
Telecommunications                  3.8
                                   ----
     Total                         82.7%
                                   ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,074.70        1,073.10        1,072.40        1,068.20        1,068.90
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.22            6.87            6.98           10.83           10.63

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,019.90        1,018.29        1,018.18        1,014.40        1,014.60
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.10            6.71            6.82           10.60           10.40

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.01%, 1.33%, 1.35%, 2.10%, and  2.06% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              11

                        MID-CAP VALUE EQUITY PORTFOLIO

Total Net Assets (3/31/06): $823.4 million

Performance Benchmark:

     Russell Midcap(Reg. TM) Value Index

Investment Approach:

     Seeks long-term capital appreciation by investing primarily in mid-capitalization stocks believed by the Portfolio management team to be worth more than is indicated by current market price.  The Portfolio normally invests at least 80% of its assets in equity securities issued by U.S.
mid-capitalization value companies.  The Portfolio defines these companies as those with market capitalizations comparable in size to the companies in the
Russell Midcap(Reg. TM) Value Index.  The Portfolio management team uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.
Recent Portfolio Management Activity:

     o  All share classes underperformed the benchmark for the semi-annual period.
     o  The Russell Midcap(Reg. TM) Value Index posted solid gains during the semi-annual period.  Telecommunication services, industrials and materials were the strongest performing sectors within the benchmark, while energy and utilities were the lone sectors in negative territory.  During the semi-annual period, the Portfolio's holdings in the health care, energy and consumer discretionary sectors aided returns relative to the benchmark.  However, these gains were overshadowed by weakness in the industrials, information technology and financials sectors.

     o  Stock selection proved to be the primary driver of performance in the health care sector.  Key areas of strength included pharmaceutical names and health care equipment & supply manufacturers.  A modest underweight in health care providers also contributed to relative gains as this was among the weaker industries within the sector.  In energy, the positive impact of stock selection more than compensated for the negative effect of an overweight in the sector relative to the benchmark.  Equipment and service names held in the
Portfolio appreciated significantly during the period, fueling favorable sector comparisons.  Similarly, stock selection in consumer discretionary resulted in sector outperformance.  Stocks of household durables producers and apparel and luxury goods manufacturers held in the Portfolio were the most notable contributors.

     o  Despite the positive impact of an overweight position relative to the benchmark, disappointing results from stock selection led to relative underperformance in the industrials sector.  Areas that detracted the most included building products, electrical equipment and commercial services.
Information technology ("IT") stocks produced strong gains during the period.
However, stock selection among IT services and computer & peripheral stocks, along with an underweight in communications equipment names, contributed to relative weakness in the sector. In addition, the combined effects of stock selection and sector allocation resulted in poor relative performance in the financials sector.  Specifically, stock selection in insurance and consumer finance and an underweight in real estate investment trusts ("REITs") were the most significant detractors from relative sector performance.

     o  The Portfolio continues to be focused on adding value through bottom-up stock selection.  Our team of investment professionals conducts rigorous fundamental research to identify stocks of solid companies trading at a temporary discount to our estimation of fair value, where broader market expectations for immediate gains are low.  During the semi-annual period, the
Portfolio was overweight in consumer discretionary and industrials, and underweight in financials, IT and consumer staples relative to the benchmark
Russell Midcap(Reg. TM) Value Index.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP VALUE
                                EQUITY PORTFOLIO
      AND THE RUSSELL MIDCAP(REG. TM) VALUE INDEX FOR THE PAST TEN YEARS.

[GRAPHIC OMITTED]

               Institutional        Investor A        Russell Midcap(R) Value Index
                - - - - - - - -      - - - - - -      - - - - - - - - - - - - - - - -
03/31/1996     10,000                9,428            10,000
06/30/1996     10,441                9,831            10,192
09/30/1996     10,941               10,303            10,486
12/31/1996     11,941               11,229            11,389
03/31/1997     12,099               11,371            11,583
06/30/1997     13,338               12,529            13,042
09/30/1997     15,018               14,099            14,706
12/31/1997     15,265               14,322            15,304
03/31/1998     17,183               16,114            16,833
06/30/1998     17,133               16,056            16,400
09/30/1998     14,513               13,602            14,161
12/31/1998     16,120               15,097            16,082
03/31/1999     15,592               14,594            15,582
06/30/1999     17,160               16,050            17,324
09/30/1999     15,367               14,364            15,482
12/31/1999     15,674               14,632            16,066
03/31/2000     15,765               14,716            16,229
06/30/2000     15,515               14,463            15,956
09/30/2000     17,325               16,149            17,496
12/31/2000     19,795               18,435            19,149
03/31/2001     19,990               18,603            18,472
06/30/2001     22,326               20,754            19,774
09/30/2001     18,707               17,388            17,490
12/31/2001     23,440               21,766            19,594
03/31/2002     25,526               23,693            21,141
06/30/2002     23,040               21,367            20,153
09/30/2002     17,556               16,266            16,535
12/31/2002     18,807               17,418            17,703
03/31/2003     17,072               15,790            16,985
06/30/2003     20,687               19,100            20,024
09/30/2003     21,868               20,185            21,214
12/31/2003     25,424               23,440            24,442
03/31/2004     27,070               24,954            25,749
06/30/2004     27,893               25,691            26,194
09/30/2004     28,011               25,773            26,649
12/31/2004     31,421               28,902            30,236
03/31/2005     31,282               28,746            30,471
06/30/2005     32,323               29,696            31,904
09/30/2005     34,058               31,247            33,612
12/31/2005     34,662               31,809            34,061
03/31/2006     36,842               33,771            36,656

                        FOR PERIOD ENDING MARCH 31, 2006

                                  Average Annual Total Return
                                             1 Year        3 Year        5 Year       10 Year
                                          -----------   -----------   -----------   -----------
     Institutional Class                       17.78%        29.23%        13.01%        13.93%
     Service Class                             17.58%        28.86%        12.68%        13.61%
     Investor A Class (Load Adjusted)          10.70%        26.32%        11.34%        12.94%
     Investor A Class (NAV)                    17.48%        28.84%        12.67%        13.61%
     Investor B Class (Load Adjusted)          12.18%        27.24%        11.63%        12.78%
     Investor B Class (NAV)                    16.68%        27.96%        11.89%        12.78%
     Investor C Class (Load Adjusted)          15.68%        27.96%        11.89%        12.80%
     Investor C Class (NAV)                    16.68%        27.96%        11.89%        12.80%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 8/25/86; INSTITUTIONAL
SHARES, 6/1/93; INVESTOR C SHARES, 6/1/93; INVESTOR B SHARES, 1/1/99;  AND
SERVICE SHARES, 1/28/05; . SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 44 FOR
FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

12

                        MID-CAP VALUE EQUITY PORTFOLIO

FUND PROFILE

  Top Ten Holdings (% of long-term investments)
Endurance Specialty Holdings, Ltd.       2.5%
The Brink's Co.                          2.0
Ashland, Inc.                            1.9
CONSOL Energy, Inc.                      1.7
Equitable Resources, Inc.                1.6
Boston Properties, Inc.                  1.6
R.R. Donnelley & Sons Co.                1.6
Hudson City Bancorp, Inc.                1.6
AGL Resources, Inc.                      1.6
Public Service Enterprise Group, Inc.    1.6
                                        ---
     Total                              17.7%
                                        ====

   Top Ten Industries (% of long-term
              investments)
Retail Merchandising           10.7%
Energy & Utilities              9.8
Banks                           8.3
Insurance                       8.2
Finance                         7.0
Business Services               6.3
Oil & Gas                       5.8
Manufacturing                   4.4
Metal & Mining                  4.4
Computer Software & Services    3.4
                               ----
     Total                     68.3%
                               ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,081.80        1,080.80        1,080.80        1,077.00        1,077.00
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.14            6.48            6.48           10.36           10.36

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,020.00        1,018.69        1,018.69        1,014.90        1,014.90
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.00            6.31            6.31           10.10           10.10

 For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.99%, 1.25%, 1.25%, 2.00%, and 2.00% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              13

                        MID-CAP GROWTH EQUITY PORTFOLIO

Total Net Assets (3/31/06): $463.5 million

Performance Benchmark:

     Russell Midcap(Reg. TM) Growth Index
Investment Approach:
     Seeks long-term capital appreciation by normally investing at least 80% of its net assets in equity securities issued by U.S. mid-capitalization growth companies that the portfolio management team believes have above-average earnings growth potential. The Portfolio generally defines these companies as those with market capitalizations comparable in size to the companies in the
Russell Midcap(Reg. TM) Growth Index. The management team would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The portfolio management team uses a bottom up investment style to select securities based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management's abilities).
Recent Portfolio Management Activity:

     o  All share classes of the Portfolio underperformed the benchmark for the semi-annual period.

     o  Solid results in the fourth quarter of 2005 combined with a significant rise in the first quarter of 2006 produced excellent gains for mid-capitalization stocks, though they still underperformed small capitalization stocks. The U.S. equity market appreciated as investors began to anticipate the end of the Federal Reserve's interest rate hikes.  Continued
global economic growth helped cyclical sectors such as materials and industrials to the largest gains.

     o  Many sectors contributed significantly to the Portfolio's double-digit return during the period.  Our investments in the consumer discretionary sector added the most value relative to the Russell Midcap(Reg. TM) Growth Index.
Stock selection was strongest in the hotels, restaurants & leisure industry group, where our positions in Ruby Tuesday and Orient Express Hotels both appreciated substantially. The Portfolio also benefited from the relative underweight position in consumer discretionary, especially in household durables where many Index holdings were negatively affected by the slowing housing market.

     o  On the negative side, the Portfolio's energy investments detracted from relative return comparisons. A flat return for crude oil combined with sinking natural gas prices dampened the enthusiasm for energy stocks.  As a result, the energy sector underperformed the broader market during the semi-annual period, and our overweight positioning hindered the Portfolio's return. In addition, the Portfolio's coal investments underperformed the rest of the sector due to production difficulties. The fundamental outlook remains strong and we maintain our exposure to coal.

     o  In addition to energy, sector allocation decisions also negatively affected the Portfolio's performance in the industrials and financials industries.  Within the Index, the machinery and electrical equipment industries rose approximately 20%, and the Portfolio's relative underweight in these segments led our investments to lag the Index in industrials. In financials, the diversified financial services industry returned 37% during the six-month period, and an underweight position in this industry hindered the
Portfolio's relative return.

     o  Sector weightings have remained stable during the semi-annual period.
We have modestly reduced the allocation to energy, while adding to our positions in the information technology and financials sectors. At the beginning of the period, the Portfolio held a significant overweight in information technology where we have found many diverse opportunities across the sector.  The largest underweight at this time is in the consumer discretionary sector due to our lack of exposure to household durables and multiline retail stocks.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP GROWTH
                                EQUITY PORTFOLIO
          AND THE RUSSELL MIDCAP(REG. TM) GROWTH INDEX FROM INCEPTION.

[GRAPHIC OMITTED]

               Institutional        Investor A        Russell Midcap(R) Growth Index
                - - - - - - - -      - - - - - -      - - - - - - - - - - - - - - - -
12/27/1996     10,000                9,425            10,000
12/31/1996     10,040                9,463            10,009
03/31/1997      8,930                8,407             9,644
06/30/1997     10,570                9,934            11,063
09/30/1997     12,200               11,442            12,612
12/31/1997     11,521               10,802            12,265
03/31/1998     12,963               12,133            13,729
06/30/1998     13,135               12,285            13,721
09/30/1998     11,218               10,478            11,430
12/31/1998     14,093               13,141            14,456
03/31/1999     16,050               14,957            14,951
06/30/1999     18,058               16,801            16,508
09/30/1999     19,288               17,923            15,682
12/31/1999     31,151               28,920            21,874
03/31/2000     37,868               35,115            26,494
06/30/2000     34,322               31,767            24,531
09/30/2000     36,964               34,166            25,151
12/31/2000     27,667               25,545            19,305
03/31/2001     20,360               18,789            14,462
06/30/2001     20,852               19,200            16,802
09/30/2001     16,002               14,723            12,131
12/31/2001     18,865               17,331            15,414
03/31/2002     18,673               17,147            15,142
06/30/2002     15,660               14,354            12,377
09/30/2002     12,947               11,849            10,251
12/31/2002     13,481               12,321            11,191
03/31/2003     13,545               12,383            11,189
06/30/2003     15,810               14,415            13,288
09/30/2003     16,173               14,723            14,239
12/31/2003     18,074               16,448            15,971
03/31/2004     19,442               17,680            16,743
06/30/2004     19,677               17,845            16,919
09/30/2004     18,715               16,962            16,186
12/31/2004     20,894               18,933            18,443
03/31/2005     20,467               18,522            18,135
06/30/2005     21,364               19,323            18,757
09/30/2005     22,305               20,165            19,986
12/31/2005     23,119               20,866            20,674
03/31/2006     24,806               22,364            22,246

                        FOR PERIOD ENDING MARCH 31, 2006

                                   Average Annual Total Return
                                             1 Year        3 Year       5 Year      From Inception
                                          -----------   -----------   ----------   ---------------
     Institutional Class                       21.20%        22.35%        4.03%            10.31%
     Service Class                             20.63%        21.95%        3.71%             9.99%
     Investor A Class (Load Adjusted)          13.80%        19.39%        2.32%             9.08%
     Investor A Class (NAV)                    20.74%        21.78%        3.54%             9.78%
     Investor B Class (Load Adjusted)          15.38%        20.10%        2.43%             9.02%
     Investor B Class (NAV)                    19.88%        20.90%        2.79%             9.02%
     Investor C Class (Load Adjusted)          18.88%        20.90%        2.82%             9.02%
     Investor C Class (NAV)                    19.88%        20.90%        2.82%             9.02%

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A,
INVESTOR B AND INVESTOR C SHARES WAS 12 /27/96. SEE "NOTE ON PERFORMANCE
INFORMATION" ON PAGE 44 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.  Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

14

                        MID-CAP GROWTH EQUITY PORTFOLIO

FUND PROFILE

   Top Ten Holdings (% of long-term investments)
CONSOL Energy, Inc.                        2.8%
Shire PLC - ADR                            2.4
Amdocs Ltd.                                2.4
Ceridian Corp.                             2.0
American Tower Corp. - Class A             2.0
Williams-Sonoma, Inc.                      1.9
ENSCO International, Inc.                  1.9
EOG Resources, Inc.                        1.9
Freescale Semiconductor, Inc. - Class B    1.9
Massey Energy Co.                          1.9
                                          ----
     Total                                21.1%
                                          ====

     Top Ten Industries (% of long-term
                investments)
Telecommunications                 10.1%
Computer Software & Services        8.8
Medical Instruments & Supplies      8.1
Medical & Medical Services          7.6
Oil & Gas                           7.0
Semiconductors & Related Devices    6.8
Retail Merchandising                6.7
Metal & Mining                      5.7
Business Services                   5.2
Electronics                         4.1
                                   ----
     Total                         70.1%
                                   ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,112.10        1,109.30        1,109.00        1,105.60        1,105.60
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.95            8.05            8.26           12.23           12.13

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,019.30        1,017.28        1,017.07        1,013.24        1,013.34
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.70            7.72            7.93           11.76           11.66

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.13%, 1.53%, 1.57%, 2.33%, and 2.31% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              15

                               AURORA PORTFOLIO

Total Net Assets (3/31/06): $2.4 billion

Performance Benchmark:

     Russell 2500TM Value Index

Investment Approach:

     Seeks high total return, consisting principally of capital appreciation by investing at least 80% of its total assets in small- and mid-capitalization common and preferred stocks and securities convertible into common and preferred stock.  The Portfolio considers issuers of small- and mid-capitalization value stocks to be companies that are comparable in size to the companies in the Russell 2500TM Value Index or a similar index. In choosing among small- and mid-capitalization stocks, the management team takes a value approach, searching for those companies that appear to be trading below their true worth.
Recent Portfolio Management Activity:

     o  All share classes underperformed the benchmark for the semi-annual period.
     o  The Russell 2500TM Value Index posted strong gains during the semi-annual period.  All major sectors except utilities were in positive territory, with telecommunication services, industrials, materials and information technology producing the most significant gains.  During the semi-annual period, the Portfolio's holdings in the industrials, consumer discretionary and utilities sectors aided returns relative to the benchmark.
However, these gains were overshadowed by weakness in the energy, materials and information technology sectors.

     o  Continued strength in the domestic economy helped propel industrials stocks higher during the period.  The Portfolio's overweight in the sector, specifically among machinery, aerospace & defense, building products and transportation-related names, proved to be a key driver of relative performance.  In consumer discretionary, the positive impact of stock selection more than compensated for the negative effect of allocation within the sector.
Hotel, restaurant and gaming holdings showed the greatest strength as consumer spending remained robust.  Within the benchmark Russell 2500TM Value Index, utilities was the lone sector in negative territory during the period.
Accordingly, the Portfolio's underweight in the sector had a positive impact on relative returns.

     o  Despite strong performance from equipment and service companies, the energy sector as a whole posted only modest gains.  Within the sector, an overweight and stock selection hampered relative return comparisons.  Metals and mining stocks were among the strongest performers during the period as the prices of gold, silver and other metals appreciated sharply.  Unfortunately, the Portfolio's underweight in these names was largely responsible for relative underperformance in the materials sector.  Information technology stocks also produced strong gains during the period. However, stock selection among software and electronic equipment companies, along with underweights in communications equipment and semiconductor-related names, contributed to relative weakness in the sector.

     o  Portfolio performance benefited from increased merger and acquisition
("M&A") activity as several holdings were acquired at significant premiums during the period.  Looking ahead, we expect M&A activity to remain strong as large corporations and an increasing number of private equity and hedge funds look to put their significant cash balances to work. We believe our focus on investing in attractively valued companies with solid fundamentals and catalysts for growth has resulted in a Portfolio that includes a number of attractive M&A candidates.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE AURORA PORTFOLIO,
          AND THE RUSSELL 2500TM VALUE INDEX FOR THE PAST TEN YEARS.

[GRAPHIC OMITTED]

               Institutional        Investor A        Russell 2500(TM) Value Index
                - - - - - - - -      - - - - - -      - - - - - - - - - - - - - - -
03/31/1996     10,000                9,427            10,000
06/30/1996     11,611               10,940            10,307
09/30/1996     12,292               11,575            10,627
12/31/1996     13,871               13,059            11,692
03/31/1997     14,382               13,523            11,787
06/30/1997     17,344               16,293            13,457
09/30/1997     21,277               19,989            15,133
12/31/1997     20,389               19,150            15,561
03/31/1998     22,662               21,269            17,046
06/30/1998     21,102               19,795            16,436
09/30/1998     16,121               15,107            13,729
12/31/1998     17,340               16,240            15,262
03/31/1999     16,524               15,469            14,041
06/30/1999     20,244               18,935            16,290
09/30/1999     19,862               18,564            14,883
12/31/1999     23,220               21,689            15,490
03/31/2000     25,690               23,935            16,213
06/30/2000     27,653               25,722            16,116
09/30/2000     30,650               28,486            17,226
12/31/2000     32,006               29,719            18,710
03/31/2001     32,929               30,559            18,341
06/30/2001     36,901               34,220            20,172
09/30/2001     30,453               28,208            17,660
12/31/2001     37,171               34,422            20,533
03/31/2002     40,694               37,657            22,281
06/30/2002     36,924               34,092            21,503
09/30/2002     28,191               25,995            17,552
12/31/2002     29,946               27,611            18,507
03/31/2003     27,852               25,664            17,625
06/30/2003     34,009               31,315            21,376
09/30/2003     37,552               34,547            23,038
12/31/2003     44,974               41,341            26,823
03/31/2004     46,967               43,140            28,480
06/30/2004     48,133               44,179            28,625
09/30/2004     46,095               42,283            28,695
12/31/2004     51,850               47,522            32,610
03/31/2005     50,166               45,949            31,917
06/30/2005     51,441               47,076            33,617
09/30/2005     53,756               49,165            34,812
12/31/2005     53,517               48,897            35,134
03/31/2006     57,706               52,673            38,812

                        FOR PERIOD ENDING MARCH 31, 2006

                                  Average Annual Total Return
                                             1 Year        3 Year        5 Year       10 Year
                                          -----------   -----------   -----------   -----------
     Institutional Class                       15.03%        27.48%        11.87%        19.16%
     Service Class                             14.64%        27.09%        11.51%        18.78%
     Investor A Class (Load Adjusted)           8.04%        24.60%        10.19%        18.08%
     Investor A Class (NAV)                    14.63%        27.08%        11.50%        18.77%
     Investor B Class (Load Adjusted)           9.65%        25.43%        10.44%        17.90%
     Investor B Class (NAV)                    13.77%        26.17%        10.71%        17.90%
     Investor C Class (Load Adjusted)          12.89%        26.19%        10.71%        17.90%
     Investor C Class (NAV)                    13.80%        26.19%        10.71%        17.90%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 2/13/95; INVESTOR A
SHARES, 2/13/95; INVESTOR C SHARES, 2/13/95; INVESTOR B SHARES, 1/1/99; AND
SERVICE SHARES, 1/28/05. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 44 FOR
FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

16

                               AURORA PORTFOLIO

FUND PROFILE

Top Ten Holdings (% of long-term investments)
The Brink's Co.                      3.0%
The Hanover Insurance Group, Inc.    2.6
Affiliated Managers Group, Inc.      2.5
Walter Industries, Inc.              2.3
Ingram Micro, Inc. - Class A         2.1
Amdocs Ltd.                          2.0
Compass Bancshares, Inc.             1.8
City National Corp.                  1.8
Gaylord Entertainment Co.            1.6
Massey Energy Co.                    1.5
                                    ----
     Total                          21.2%
                                    ====

    Top Ten Industries (% of long-term
               investments)
Retail Merchandising              9.4%
Banks                             7.9
Insurance                         7.7
Manufacturing                     6.1
Energy & Utilities                6.0
Entertainment & Leisure           5.8
Business Services                 5.3
Computer Software & Services      4.7
Finance                           4.2
Medical Instruments & Supplies    4.1
                                 ----
     Total                       61.2%
                                 ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,073.20        1,071.50        1,071.40        1,067.30        1,067.40
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.79            7.44            7.44           11.29           11.29

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,019.35        1,017.73        1,017.73        1,013.94        1,013.94
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.65            7.27            7.27           11.06           11.06

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.12%, 1.44%, 1.44%, 2.19%,  and 2.19% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              17

                        SMALL/MID-CAP GROWTH PORTFOLIO

Total Net Assets (3/31/06): $306.9 million

Performance Benchmark:

     Russell 2500TM Growth Index
Investment Approach:
     Seeks to provide growth of capital by investing at least 80% of its total assets in small-capitalization and mid-capitalization companies. The Portfolio views small- and mid-capitalization companies as those that are less mature and appear to have the potential for rapid growth. The Portfolio generally defines small- and mid-capitalization companies as those that have similar market capitalizations to those in the Russell 2500TM Growth Index or a similar index.
The portfolio management team uses research to identify potential investments, examining such features as a company's financial condition, business prospects, competitive position and business strategy.
Recent Portfolio Management Activity:

     o  All share classes of the Portfolio underperformed the benchmark for the semi-annual period.

     o  Modest results in the fourth quarter of 2005 combined with a powerful surge in the first quarter of 2006 produced excellent gains for small- to mid-
capitalization stocks. Small capitalization stocks dramatically outperformed their larger counterparts during this period as investors began to anticipate the end of the Federal Reserve's interest rate hikes.

     o  The Portfolio produced strong absolute performance during this period, generating positive results in every sector of the Portfolio except energy.
The Portfolio trailed the benchmark's impressive return, however, as a result of negative sector positioning across the Portfolio and weak stock selection in information technology.

     o  Poor stock selection in the semiconductor industry created a significant drag on performance and overpowered the strong results generated in other areas of technology.  Within the Russell 2500TM Growth Index, the semiconductor industry catapulted higher by 32% for the semi-annual period.
Our exposure to lower risk companies in this space, combined with disappointing results from portfolio holding O2Micro International accounted for the underperformance in this industry and sector.  Elsewhere in technology, positions in VeriFone Holdings and Global Payments helped produce excellent results in the information technology services industry.

     o  Strong stock selection in health care contributed to the Portfolio's rise.  Hologic, a maker of medical imaging equipment and a top-performer throughout 2005, continued its extended ascent as a result of increasing demand for its digital mammography systems. Biotechnology holdings Digener and
Alkermes both climbed more than 30% over this period. Digene rose after announcing excellent quarterly results and the withdrawal of a patent suit by a competitor, while Alkermes rode investor excitement for its coming alcoholism drug, Vivitor.

     o  Sector allocation decisions, particularly in energy, contributed to the
Portfolio's underperformance.  A relatively flat return for crude oil combined with sinking natural gas prices dampened the enthusiasm for energy stocks.  As a result, the energy sector underperformed the broader market during the semi-annual period, and our overweight positioning hindered the Portfolio's return.  Underweights in the materials and industrials sectors also detracted modestly.

     o  During the semi-annual period we have increased our weighting in industrials while reducing our allocation to the energy and consumer discretionary sectors. As we begin the second quarter of 2006, the Portfolio holds a significant overweight in the information technology sector where we have found many diverse opportunities in the information technology services industry.  The largest underweight at this time is in the financials sector, where we do not find many compelling long-term growth opportunities.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL/MID-CAP
 GROWTH PORTFOLIO AND THE RUSSELL 2500TM GROWTH INDEX FOR THE PAST TEN YEARS.

[GRAPHIC OMITTED]

               Institutional        Investor A        Russell 2500(TM) Growth Index
                - - - - - - - -      - - - - - -      - - - - - - - - - - - - - - - -
03/31/1996     10,000                9,425            10,000
06/30/1996     11,251               10,594            10,511
09/30/1996     11,544               10,863            10,655
12/31/1996     12,030               11,305            10,755
03/31/1997     11,464               10,787             9,894
06/30/1997     13,870               13,034            11,502
09/30/1997     17,125               16,077            13,416
12/31/1997     15,614               14,651            12,342
03/31/1998     18,105               16,976            13,717
06/30/1998     16,213               15,185            13,048
09/30/1998     12,017               11,258            10,151
12/31/1998     15,102               14,125            12,724
03/31/1999     14,494               13,544            12,590
06/30/1999     16,928               15,801            14,706
09/30/1999     15,573               14,534            14,196
12/31/1999     23,027               21,491            19,784
03/31/2000     25,862               24,118            22,780
06/30/2000     23,483               21,887            21,206
09/30/2000     22,792               21,227            20,582
12/31/2000     19,646               18,263            16,600
03/31/2001     16,383               15,227            13,294
06/30/2001     20,029               18,599            16,121
09/30/2001     16,016               14,828            11,756
12/31/2001     19,979               18,455            14,802
03/31/2002     19,895               18,375            14,364
06/30/2002     17,015               15,755            11,975
09/30/2002     15,084               13,949             9,692
12/31/2002     14,984               13,837            10,495
03/31/2003     14,834               13,693            10,159
06/30/2003     18,847               17,384            12,467
09/30/2003     20,162               18,583            13,710
12/31/2003     23,009               21,187            15,355
03/31/2004     25,090               23,104            16,201
06/30/2004     23,791               21,890            16,222
09/30/2004     20,794               19,110            15,313
12/31/2004     23,608               21,682            17,596
03/31/2005     22,742               20,868            16,834
06/30/2005     23,542               21,587            17,433
09/30/2005     25,240               23,136            18,530
12/31/2005     26,115               23,912            19,034
03/31/2006     28,683               26,248            21,285

                        FOR PERIOD ENDING MARCH 31, 2006

                                  Average Annual Total Return
                                             1 Year        3 Year        5 Year       10 Year
                                          -----------   -----------   -----------   -----------
     Institutional Class                       26.12%        24.58%        11.85%        11.11%
     Service Class                             25.69%        24.22%        11.51%        10.79%
     Investor A Class (Load Adjusted)          18.52%        21.81%        10.20%        10.13%
     Investor A Class (NAV)                    25.79%        24.22%        11.51%        10.79%
     Investor B Class (Load Adjusted)          20.28%        22.59%        10.49%        10.02%
     Investor B Class (NAV)                    24.78%        23.36%        10.76%        10.02%
     Investor C Class (Load Adjusted)          23.82%        23.34%        10.81%        10.05%
     Investor C Class (NAV)                    24.82%        23.34%        10.81%        10.05%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 10/4/93; INVESTOR A
SHARES, 2/1/94; INVESTOR C SHARES, 2/1/94; INVESTOR B SHARES, 1/1/99 AND
SERVICE SHARES, 1/28/05. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 44 FOR
FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.  Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

18

                        SMALL/MID-CAP GROWTH PORTFOLIO

FUND PROFILE

 Top Ten Holdings (% of long-term investments)
Laureate Education, Inc.               2.3%
Polycom, Inc.                          2.1
Foundry Networks, Inc.                 2.1
Digene Corp.                           1.9
Airgas, Inc.                           1.9
Amdocs Ltd.                            1.8
Station Casinos, Inc.                  1.8
SonicWALL, Inc.                        1.8
Endo Pharmaceuticals Holdings, Inc.    1.8
Microsemi Corp.                        1.7
                                      ----
     Total                            19.2%
                                      ====

     Top Ten Industries (% of long-term
                investments)
Computer Software & Services       14.8%
Medical & Medical Services          9.4
Business Services                   9.1
Telecommunications                  8.3
Medical Instruments & Supplies      8.2
Retail Merchandising                6.3
Oil & Gas                           5.5
Semiconductors & Related Devices    5.2
Manufacturing                       4.5
Entertainment & Leisure             4.0
                                   ----
     Total                         75.3%
                                   ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,136.40        1,135.30        1,134.50        1,130.90        1,130.60
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.54            7.13            7.18           11.16           11.16

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,019.75        1,018.23        1,018.18        1,014.40        1,014.40
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.25            6.77            6.82           10.60           10.60

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.04%, 1.34%, 1.35%, 2.10%, and 2.10% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              19

                       SMALL CAP VALUE EQUITY PORTFOLIO

Total Net Assets (3/31/06): $121.4 million

Performance Benchmark:

     Russell 2000(Reg. TM) Value Index

Investment Approach:

     Seeks long-term capital appreciation by investing in small capitalization stocks of companies believed by the portfolio manager to be worth more than is indicated by current market price.  The Portfolio normally invests at least 80%
of its net assets in equity securities issued by U.S. small capitalization value companies (market capitalizations under $2 billion). The portfolio manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

Recent Portfolio Management Activity:

     o  All share classes underperformed the benchmark for the semi-annual period.

     o  The Russell 2000(Reg. TM) Value Index posted strong gains during the semi-annual period.  All major sectors except utilities were in positive territory, with telecommunication services, materials and information technology producing the most significant gains.  During the semi-annual period, the Portfolio's holdings in the industrials, financials and health care sectors aided returns relative to the benchmark.  However, these gains were overshadowed by weakness in the materials, consumer discretionary and information technology sectors.

     o  Continued strength in the domestic economy helped to fuel robust demand for goods, benefiting profit margins at many shipping and
transportation-related names in the industrials sector.  Positive stock selection and an overweight in these areas contributed to outperformance.  In financials, solid stock selection, particularly among commercial banks and capital markets names, was the key contributor to favorable sector comparisons.
Relative returns also benefited from underweight exposure to thrifts and mortgage finance companies, which proved to be among the weakest areas within the financials sector during the period.  The positive impact of stock selection decisions in the health care sector also buoyed Portfolio performance.  Specifically, share price gains from select health care providers and equipment & supply manufacturers provided the most significant boost to relative sector returns.

     o  Metals and mining stocks were among the strongest performers during the period as the prices of gold, silver and other metals appreciated sharply.
Unfortunately, the Portfolio's underweight in these names was largely responsible for relative underperformance in the materials sector.  In consumer discretionary, both stock selection and allocation within the sector hampered relative returns as Portfolio exposure to specialty retailers and household durable names proved to be the greatest drag on sector comparisons.
Information technology stocks produced strong gains during the period. However, stock selection among software and communications equipment companies, along with underweights in electronic equipment and semiconductor-related names, contributed to relative weakness in the sector.

     o  Portfolio performance benefited from increased merger and acquisition
("M&A") activity as several holdings were acquired at significant premiums during the period.  Looking ahead, we expect M&A activity to remain strong as large corporations and an increasing number of private equity and hedge funds look to put their significant cash balances to work.  We believe our focus on investing in attractively valued companies with solid fundamentals and catalysts for growth has resulted in a Portfolio that includes a number of attractive M&A candidates.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP VALUE
EQUITY PORTFOLIO AND THE RUSSELL 2000(REG. TM) VALUE INDEX FOR THE PAST TEN
                                    YEARS.

[GRAPHIC OMITTED]

               Institutional        Investor A        Russell 2000(R) Value Index
                - - - - - - - -      - - - - - -      - - - - - - - - - - - - - - -
03/31/1996     10,000                9,426            10,000
06/30/1996     10,344                9,733            10,409
09/30/1996     10,389                9,764            10,563
12/31/1996     11,378               10,696            11,627
03/31/1997     11,287               10,592            11,598
06/30/1997     13,384               12,549            13,348
09/30/1997     15,309               14,338            15,069
12/31/1997     15,444               14,443            15,322
03/31/1998     16,657               15,555            16,603
06/30/1998     15,783               14,722            16,003
09/30/1998     12,702               11,839            13,143
12/31/1998     14,484               13,488            14,337
03/31/1999     12,356               11,483            12,947
06/30/1999     14,494               13,453            15,090
09/30/1999     13,365               12,396            13,911
12/31/1999     13,782               12,767            14,124
03/31/2000     14,129               13,071            14,663
06/30/2000     14,357               13,274            14,949
09/30/2000     15,657               14,454            16,046
12/31/2000     16,588               15,314            17,347
03/31/2001     16,065               14,815            17,516
06/30/2001     17,939               16,521            19,554
09/30/2001     15,730               14,466            16,947
12/31/2001     17,554               16,125            19,780
03/31/2002     19,052               17,480            21,676
06/30/2002     17,936               16,445            21,216
09/30/2002     14,432               13,206            16,699
12/31/2002     14,639               13,386            17,522
03/31/2003     14,454               13,203            16,631
06/30/2003     17,326               15,807            20,411
09/30/2003     18,756               17,085            21,987
12/31/2003     21,657               19,704            25,586
03/31/2004     23,384               21,253            27,356
06/30/2004     23,265               21,130            27,588
09/30/2004     22,669               20,567            27,630
12/31/2004     26,025               23,603            31,278
03/31/2005     25,844               23,420            30,034
06/30/2005     26,801               24,270            31,558
09/30/2005     27,378               24,770            32,534
12/31/2005     27,589               24,948            32,750
03/31/2006     30,330               27,408            37,172

                        FOR PERIOD ENDING MARCH 31, 2006

                                  Average Annual Total Return
                                             1 Year        3 Year        5 Year       10 Year
                                          -----------   -----------   -----------   -----------
     BlackRock Class                           17.16%        27.98%        13.53%        11.72%
     Institutional Class                       17.35%        28.02%        13.55%        11.73%
     Service Class                             16.95%        27.62%        13.22%        11.39%
     Investor A Class (Load Adjusted)          10.28%        25.08%        11.76%        10.61%
     Investor A Class (NAV)                    17.03%        27.57%        13.09%        11.26%
     Investor B Class (Load Adjusted)          11.94%        25.87%        12.05%        10.41%
     Investor B Class (NAV)                    16.03%        26.60%        12.23%        10.41%
     Investor C Class (Load Adjusted)          15.13%        26.59%        12.24%        10.42%
     Investor C Class (NAV)                    16.04%        26.59%        12.24%        10.42%

THE FUND IS CLOSED TO NEW INVESTORS. EXISTING SHAREHOLDERS MAY MAKE ADDITIONAL
INVESTMENTS IN CURRENT ACCOUNTS. IN ADDITION, NEW ACCOUNTS MAY BE OPENED BY (I)
ANY INVESTOR IF THE TAX ID # FOR THE NEW ACCT WILL BE THE SAME AS THAT FOR A
CURRENT ACCT AND (II) 401(K), 403(B), 457 AND OTHER SIMILAR GROUP RETIREMENT
PLAN PROGRAMS OR CERTAIN DISCRETIONARY WRAP FEE PROGRAMS THAT HAVE CURRENT
ACCOUNTS.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/13/92; INVESTOR A
SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; INVESTOR C
SHARES, 10/1/96; AND BLACKROCK SHARES, 4/12/04. SEE "NOTE ON PERFORMANCE
INFORMATION" ON PAGE 44 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

20

                       SMALL CAP VALUE EQUITY PORTFOLIO

FUND PROFILE

 Top Ten Holdings (% of long-term investments)
The Brink's Co.                         3.5%
Piper Jaffray Cos., Inc.                3.2
Walter Industries, Inc.                 2.9
American Commercial Lines, Inc.         2.4
Washington Group International, Inc.    2.4
Thomas & Betts Corp.                    2.1
Gaylord Entertainment Co.               2.1
Hanover Insurance Group, Inc.           2.0
Jarden Corp.                            2.0
National Financial Partners Corp.       1.9
                                       ----
     Total                             24.5%
                                       ====

    Top Ten Industries (% of long-term
               investments)
Banks                            12.0%
Retail Merchandising             11.0
Business Services                 7.9
Energy & Utilities                7.0
Manufacturing                     5.9
Restaurants                       5.5
Insurance                         5.2
Medical Instruments & Supplies    5.1
Entertainment & Leisure           4.9
Oil & Gas                         3.3
                                 ----
     Total                       67.8%
                                 ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,107.50        1,107.80        1,106.10        1,106.50        1,100.90        1,101.90
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.57            4.68            6.46            6.46           10.79           10.53

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,019.65        1,020.51        1,018.79        1,018.79        1,014.60        1,014.85
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.35            4.49            6.21            6.21           10.40           10.15

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.06%, 0.89%, 1.23%, 1.23%, 2.06%, and 2.01% for BlackRock, the
Institutional, Service, Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

                                                                              21

                        SMALL CAP CORE EQUITY PORTFOLIO

Total Net Assets (3/31/06): $81.8 million

Performance Benchmark:

     Russell 2000(Reg. TM) Index

Investment Approach:

     Seeks long-term capital appreciation by normally investing at least 80% of assets in the equity securities of U.S. small capitalization companies (market capitalizations under $2 billion).  The portfolio management team seeks to achieve consistent and sustainable performance through various market cycles by emphasizing stock selection. Stock selection is determined by looking at companies using a range of valuation criteria, including the strength of their management and business franchise. The portfolio management team uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.
Recent Portfolio Management Activity:

     o  All share classes underperformed the benchmark for the semi-annual period.

     o  The Russell 2000(Reg. TM) Index posted unusually strong gains, during the semi-annual period, generally led by lower quality, higher beta stocks.
During the semi-annual period, the Portfolio underperformed the benchmark as our focus on investing in attractively valued stocks of companies with strong business fundamentals was not rewarded in this market environment.  At the sector level, the Portfolio's holdings in health care, industrials and energy aided returns relative to the benchmark.  However, these gains were overshadowed by weakness in the financials, materials and information technology sectors.

     o  The positive impact of stock selection decisions in the health care sector was among the most significant contributors to Portfolio performance relative to the benchmark Russell 2000(Reg. TM) Index during the period.  Key areas of strength included health care equipment & supply manufacturers and health care service providers.  In addition, continued strength in the domestic economy helped to fuel robust demand for goods, benefiting profit margins at many shipping and transportation-related names in the industrials sector.
Positive stock selection in these areas contributed to sector outperformance.
Likewise, solid stock selection in the energy sector also proved beneficial to relative performance comparisons.  Stocks of oil and gas production and coal mining companies held in the Portfolio were among the most notable contributors.

     o  Although allocation within the financials sector added value during the period, these gains were overshadowed by the negative effect of stock selection.  Weakness from Portfolio holdings in insurance and real estate investment trusts ("REITs") were the primary drivers of sector underperformance.  Metals and mining stocks were among the strongest performers during the period as the prices of gold, silver and other metals appreciated sharply.  Unfortunately, the Portfolio's underweight in these names was largely responsible for relative underperformance in the materials sector.  Information technology stocks produced strong gains during the period. However, disappointing stock selection among software and semiconductor-related companies contributed to relative weakness in the sector.

     o  Portfolio performance benefited from increased merger and acquisition
("M&A") activity as several holdings were acquired at significant premiums during the period.  Looking ahead, we expect M&A activity to remain strong as large corporations and an increasing number of private equity and hedge funds look to put their significant cash balances to work. We believe our focus on investing in attractively valued companies with solid fundamentals and catalysts for growth has resulted in a Portfolio that includes a number of attractive M&A candidates.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP CORE
                                EQUITY PORTFOLIO
              AND THE RUSSELL 2000(REG. TM) INDEX FROM INCEPTION.

[GRAPHIC OMITTED]

               Institutional        Investor A        Russell 2000(R) Index
                - - - - - - - -      - - - - - -      - - - - - - - - - - - -
01/02/2002     10,000                9,425            10,000
03/31/2002     10,680               10,066            10,420
06/30/2002     10,010                9,435             9,550
09/30/2002      8,350                7,870             7,506
12/31/2002      8,900                8,388             7,968
03/31/2003      8,570                8,077             7,610
06/30/2003     10,750               10,132             9,392
09/30/2003     12,000               11,310            10,245
12/31/2003     14,009               13,185            11,733
03/31/2004     15,566               14,633            12,467
06/30/2004     15,586               14,642            12,526
09/30/2004     14,929               14,013            12,168
12/31/2004     17,004               15,950            13,883
03/31/2005     16,444               15,413            13,142
06/30/2005     17,156               16,056            13,709
09/30/2005     17,930               16,775            14,352
12/31/2005     18,219               17,018            14,515
03/31/2006     19,948               18,619            16,538

                            FOR PERIOD ENDING MARCH 31, 2006

                             Average Annual Total Return
                                             1 Year        3 Year      From Inception
                                          -----------   -----------   ---------------
     Institutional Class                       21.31%        32.53%            17.68%
     Service Class                             20.95%        32.37%            17.58%
     Investor A Class (Load Adjusted)          13.86%        29.53%            15.78%
     Investor A Class (NAV)                    20.80%        32.10%            17.41%
     Investor B Class (Load Adjusted)          15.46%        30.62%            16.63%
     Investor B Class (NAV)                    19.96%        31.30%            16.91%
     Investor C Class (Load Adjusted)          18.96%        31.30%            16.91%
     Investor C Class (NAV)                    19.96%        31.30%            16.91%

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A,
INVESTOR B AND INVESTOR C SHARES WAS 1/2/02. SEE "NOTE ON PERFORMANCE
INFORMATION" ON PAGE 44 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.  Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

22

                        SMALL CAP CORE EQUITY PORTFOLIO

FUND PROFILE

Top Ten Holdings (% of long-term investments)
DJ Orthopedics, Inc.                 2.5%
Aviall, Inc.                         2.4
Pediatrix Medical Group, Inc.        2.2
Electronics for Imaging, Inc.        1.8
Per-Se Technologies, Inc.            1.7
Vital Images, Inc.                   1.7
SkillSoft PLC - ADR                  1.7
Laureate Education, Inc.             1.7
Aladdin Knowledge Systems, Ltd.      1.6
National Financial Partners Corp.    1.6
                                    ----
     Total                          18.9%
                                    ====

    Top Ten Industries (% of long-term
               investments)
Medical Instruments & Supplies   10.6%
Business Services                10.5
Computer Software & Services      8.2
Medical & Medical Services        8.0
Manufacturing                     7.7
Banks                             7.5
Retail Merchandising              5.5
Oil & Gas                         4.9
Aerospace                         4.1
Insurance                         3.2
                                 ----
     Total                       70.2%
                                 ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,112.60        1,110.40        1,109.90        1,105.70        1,106.30
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         6.85            8.31            8.89           12.86           12.71

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,018.44        1,017.02        1,016.47        1,012.63        1,012.78
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         6.56            7.98            8.53           12.37           12.22

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.30%, 1.58%, 1.69%, 2.45%, and 2.42% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              23

                       SMALL CAP GROWTH EQUITY PORTFOLIO

Total Net Assets (3/31/06): $689.0 million

Performance Benchmark:

     Russell 2000(Reg. TM) Growth Index

Investment Approach:

     Seeks long-term capital appreciation by investing at least 80% of its net assets in equity securities issued by U.S. small capitalization growth companies. The management team would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The management team uses a bottom up investment style and selects securities based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management's abilities).
Recent Portfolio Management Activity:

     o  All share classes of the Portfolio underperformed the benchmark for the semi-annual period.

     o  Modest results in the fourth quarter of 2005 combined with a powerful surge in the first quarter of 2006 produced excellent gains for small capitalization stocks. Small capitalization stocks dramatically outperformed their larger counterparts during this period as investors began to anticipate the end of the Federal Reserve's interest rate hikes.

     o  The Portfolio produced strong absolute performance during this period, generating positive results in every sector of the Portfolio.  The Portfolio trailed the benchmark's impressive return, however, as a result of modestly negative sector positioning across the Portfolio and weak stock selection in information technology.

     o  Strong results from our health care investments contributed to the
Portfolio's rise.  Hologic, a maker of medical imaging equipment and a top-performer throughout 2005, continued its extended ascent as a result of increasing demand for its digital mammography systems. IntraLase, another equipment company, and Noven Pharmaceuticals also performed especially well.
Positive stock selection in the consumer discretionary and financials sectors also helped the Portfolio's absolute and relative returns.

     o  In information technology, our overweight positioning relative to the benchmark added value.  Poor stock selection in the semiconductor industry created a significant drag on performance and overpowered the strong results generated in other areas of technology.  Within the Russell 2000(Reg. TM)
Growth Index, the semiconductor industry catapulted higher by 34% for this six-month period.  Our exposure to lower risk companies in this space, combined with disappointing results from portfolio holdings O2Micro International and
Kulicke & Soffa accounted for the underperformance in this industry and sector.
Elsewhere in technology, VeriFone Holdings and Foundry Networks led to outperformance in the information technology services and communications equipment sectors, respectively.

     o  A relatively flat return for crude oil combined with sinking natural gas prices dampened the enthusiasm for energy stocks.  As a result, the energy sector underperformed the broader market during this six-month period, and our overweight positioning hindered the Portfolio's return. In addition, the
Portfolio's coal investments underperformed the rest of the sector due to production difficulties. The fundamental outlook remains strong and we maintain our exposure to coal.

     o  During the last six months we have increased our weightings in health care and industrials while substantially reducing our allocation to the energy sector. As we begin the second quarter, the Portfolio holds a significant overweight in the information technology sector where we have found many diverse opportunities in the information technology services industry.  The largest underweight at this time is in the financials sector, where we do not find compelling long-term growth opportunities.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP GROWTH
                                EQUITY PORTFOLIO
       AND THE RUSSELL 2000(REG. TM) GROWTH INDEX FOR THE PAST TEN YEARS.

[GRAPHIC OMITTED]

               Institutional        Investor A        Russell 2000(R) Growth Index
                - - - - - - - -      - - - - - -      - - - - - - - - - - - - - - -
03/31/1996     10,000                9,425            10,000
06/30/1996     11,449               10,779            10,584
09/30/1996     12,042               11,338            10,494
12/31/1996     11,663               10,968            10,522
03/31/1997      9,394                8,819             9,418
06/30/1997     11,438               10,731            11,072
09/30/1997     13,955               13,071            12,945
12/31/1997     12,736               11,916            11,884
03/31/1998     13,962               13,042            13,296
06/30/1998     13,433               12,538            12,533
09/30/1998     10,894               10,155             9,731
12/31/1998     13,675               12,728            12,031
03/31/1999     14,049               13,072            11,829
06/30/1999     14,677               13,641            13,574
09/30/1999     15,791               14,660            12,907
12/31/1999     23,585               21,878            17,217
03/31/2000     28,379               26,293            18,815
06/30/2000     25,709               23,758            17,428
09/30/2000     25,745               23,744            16,736
12/31/2000     20,447               18,850            13,355
03/31/2001     15,414               14,204            11,324
06/30/2001     16,581               15,257            13,360
09/30/2001     11,913               10,946             9,608
12/31/2001     13,425               12,314            12,122
03/31/2002     12,633               11,576            11,885
06/30/2002     10,878                9,951            10,020
09/30/2002      9,133                8,347             7,864
12/31/2002      9,751                8,898             8,453
03/31/2003      9,335                8,514             8,126
06/30/2003     11,558               10,532            10,088
09/30/2003     12,441               11,320            11,144
12/31/2003     15,140               13,761            12,557
03/31/2004     16,246               14,745            13,258
06/30/2004     15,901               14,430            13,270
09/30/2004     14,734               13,357            12,473
12/31/2004     16,712               15,149            14,354
03/31/2005     16,144               14,617            13,374
06/30/2005     16,388               14,834            13,839
09/30/2005     17,545               15,867            14,713
12/31/2005     17,788               16,074            14,950
03/31/2006     19,980               18,043            17,097

                        FOR PERIOD ENDING MARCH 31, 2006

                                 Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          -----------   -----------   ----------   ----------
     Institutional Class                       23.76%        28.87%        5.33%        7.17%
     Service Class                             23.43%        28.52%        5.04%        6.86%
     Investor A Class (Load Adjusted)          16.31%        25.92%        3.67%        6.08%
     Investor A Class (NAV)                    23.43%        28.44%        4.90%        6.71%
     Investor B Class (Load Adjusted)          18.00%        26.75%        3.78%        5.92%
     Investor B Class (NAV)                    22.50%        27.47%        4.13%        5.92%
     Investor C Class (Load Adjusted)          21.48%        27.50%        4.14%        5.93%
     Investor C Class (NAV)                    22.48%        27.50%        4.14%        5.93%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/14/93; SERVICE AND
INVESTOR A SHARES, 9/15/93; INVESTOR B SHARES, 1/18/96; AND INVESTOR C SHARES,
9/6/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 44 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

24

                       SMALL CAP GROWTH EQUITY PORTFOLIO

FUND PROFILE

     Top Ten Holdings (% of long-term
               investments)
Hologic, Inc.                      2.4%
SkillSoft PLC - ADR                2.2
Laureate Education, Inc.           2.1
Foundry Networks, Inc.             2.1
Pediatrix Medical Group, Inc.      2.1
Watson Wyatt Worldwide, Inc.       2.1
Polycom, Inc.                      2.0
SonicWALL, Inc.                    2.0
Digene Corp.                       1.9
Red Robin Gourmet Burgers, Inc.    1.9
                                  ----
     Total                        20.8%
                                  ====

     Top Ten Industries (% of long-term
                investments)
Computer Software & Services       18.0%
Business Services                  10.2
Medical Instruments & Supplies     10.0
Medical & Medical Services          7.5
Retail Merchandising                5.8
Oil & Gas                           5.6
Manufacturing                       5.4
Entertainment & Leisure             5.2
Semiconductors & Related Devices    5.1
Finance                             3.9
                                   ----
     Total                         76.7%
                                   ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,138.80        1,137.20        1,137.10        1,132.80        1,132.70
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         4.64            6.02            6.18           10.79           10.47

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,020.61        1,019.30        1,019.14        1,014.75        1,015.05
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         4.39            5.70            5.86           10.25            9.95

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.87%, 1.13%, 1.16%, 2.03%, and 1.97% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              25

              GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

Total Net Assets (3/31/06): $34.2 million

Performance Benchmark:

     NYSE Arca Tech 100 IndexSM (Formerly known as the Pacific Stock Exchange
Technology Index)
Investment Approach:
     Seeks long-term capital appreciation by investing primarily in equity securities of U.S. and non-U.S. companies in all capitalization ranges selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology.  The Portfolio normally invests at least 80% of its net assets in equity securities issued by science and technology companies in all market capitalization ranges.  The Portfolio may invest up to 25% of its net assets in stocks of issuers in emerging market countries.  The Portfolio management team uses a multi-factor screen to identify stocks that have above-average return potential.  The factors and weights assigned to a factor may change depending on market conditions.  The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

Recent Portfolio Management Activity:
     o  All share classes of the Portfolio outperformed the benchmark for the semi-annual period.

     o  After posting modest gains during the fourth quarter of 2005, U.S.
equity markets exhibited a strong upswing during the first quarter of 2006.  In particular, the S&P 500(Reg. TM) Index rose 6.4% for the six-month period.
Stocks benefited from mostly benign inflation data and robust earnings growth.
Smaller-capitalization stocks, as represented by the Russell 2000(Reg. TM)
Index, surged during January and posted their strongest first quarter performance in fifteen years.  Non-U.S. market indices also performed very well throughout the period due to a robust corporate sector and strong global economic activity.

     o  Stock selection in semiconductors and internet software & services were significant positive contributors, outweighing the negative effects of overweights in these two industries.  Semiconductor stocks such as Atheros
Communications and NVIDIA rose sharply during the period.  Atheros
Communications has benefited from strength in emerging market demand for its wireless local area network ("WLAN") and power amplifier ("PAS") products.  In the communication equipment and internet software & services industries, Option
NV and Akamai Technologies were the most notable positive contributors.
Conversely, an underweight in Network Appliance and the avoidance of strong-performing Index holdings such as Tektronix and NCR hurt performance comparisons.

     o  Strength in the health care segment of the Portfolio was the result of strong stock selection and an underweight in biotechnology.  Alexion
Pharmaceuticals and Vertex Pharmaceuticals drove relative gains in health care.
Alexion Pharmaceuticals was rewarded following news of positive results from a late-stage trial of its drug candidate Soliris, which is a treatment for patients suffering from a rare type of anemia.  Stock selection in pharmaceuticals dampened returns primarily as a result of our position in
ViroPharma, which lost ground due to a change in FDA policy that significantly eased the bioequivalence testing requirements for generic drug makers.  The stock has since been eliminated from the Portfolio.

     o  Lastly, stock selection and a modest underweight in industrials aided returns.  Strength from Japanese machinery holdings such as Nabtesco and
Hitachi Construction overcame the negative effect of an underweight in Lockheed
Martin, which rose 24% during the period and is a large Index holding.

     o  With about 63% of the Portfolio invested in information technology at the end of March, we remain overweight in communications equipment names in order to capitalize on the demand for mobility and broadband access.  At the same time, our concerns about future margin compression associated with rising inventory levels have led us to reduce our semiconductor exposure in the
Portfolio.  In health care, our biotechnology holdings have a large emphasis on small- and mid- capitalization names that compare favorably to their large-capitalization counterparts.  Additionally, we remain positive on the fundamentals of health maintenance organizations ("HMOs"), which continue to benefit from decelerating medical cost trends.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GLOBAL SCIENCE &
                                   TECHNOLOGY
   OPPORTUNITIES PORTFOLIO AND THE NYSE ARCA TECH 100 INDEXSM FROM INCEPTION.

[GRAPHIC OMITTED]

               Institutional        Investor A        NYSE Arca Tech 100 Index(SM)
                - - - - - - - -      - - - - - -      - - - - - - - - - - - - - - -
05/15/2000     10,000                9,425            10,000
06/30/2000     11,400               10,745            10,789
09/30/2000     12,490               11,753            10,178
12/31/2000      9,490                8,926             7,983
03/31/2001      6,190                5,815             6,494
06/30/2001      6,830                6,400             7,121
09/30/2001      4,410                4,128             5,077
12/31/2001      5,850                5,476             6,752
03/31/2002      5,680                5,306             6,732
06/30/2002      4,520                4,213             5,049
09/30/2002      3,600                3,355             3,795
12/31/2002      3,820                3,553             4,512
03/31/2003      3,660                3,402             4,497
06/30/2003      4,760                4,420             5,545
09/30/2003      5,470                5,071             6,084
12/31/2003      6,070                5,627             6,887
03/31/2004      6,270                5,796             7,059
06/30/2004      5,820                5,382             7,275
09/30/2004      5,410                5,005             6,736
12/31/2004      6,230                5,749             7,719
03/31/2005      5,650                5,212             7,190
06/30/2005      5,950                5,485             7,403
09/30/2005      6,610                6,079             8,136
12/31/2005      6,950                6,390             8,322
03/31/2006      7,550                6,927             8,709

                        FOR PERIOD ENDING MARCH 31, 2006

                                   Average Annual Total Return
                                             1 Year        3 Year       5 Year      From Inception
                                          -----------   -----------   ----------   ---------------
     Institutional Class                       33.63%        27.30%        4.05%           (4.67)%
     Service Class                             33.15%        26.97%        3.75%           (4.93)%
     Investor A Class (Load Adjusted)          25.21%        24.27%        2.33%           (6.06)%
     Investor A Class (NAV)                    32.91%        26.74%        3.56%           (5.10)%
     Investor B Class (Load Adjusted)          27.40%        25.07%        2.42%           (5.98)%
     Investor B Class (NAV)                    31.90%        25.81%        2.78%           (5.82)%
     Investor C Class (Load Adjusted)          30.90%        25.81%        2.78%           (5.82)%
     Investor C Class (NAV)                    31.90%        25.81%        2.78%           (5.82)%

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A,
INVESTOR B, AND INVESTOR C SHARES WAS 5/15/00. SEE "NOTE ON PERFORMANCE
INFORMATION" ON PAGE 44 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

26

              GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

FUND PROFILE

    Top Ten Holdings (% of long-term
              investments)
Hewlett-Packard Co.              2.1%
Cisco Systems, Inc.              2.1
NVIDIA Corp.                     2.0
Atheros Communications           1.9
Qualcomm, Inc.                   1.9
Alexion Pharmaceuticals, Inc.    1.9
Broadcom Corp. - Class A         1.8
Nokia Corp. - ADR                1.7
Microsoft Corp.                  1.6
Oracle Corp.                     1.6
                                ----
     Total                      18.6%
                                ====

     Top Ten Industries (% of long-term
                investments)
Computer Software & Services       21.2%
Semiconductors & Related Devices   13.4
Telecommunications                 13.2
Pharmaceuticals                    12.2
Computer & Office Equipment         8.4
Electronics                         7.9
Medical & Medical Services          4.1
Business Services                   4.1
Manufacturing                       3.0
Medical Instruments & Supplies      2.3
                                   ----
     Total                         89.8%
                                   ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,142.20        1,141.30        1,139.50        1,135.70        1,135.70
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         6.84            8.81            9.39           13.74           12.94

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,018.54        1,016.67        1,016.11        1,011.97        1,012.73
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         6.46            8.33            8.89           13.03           12.27

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.28%, 1.65%, 1.76%, 2.58%, and 2.43% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              27

                          GLOBAL RESOURCES PORTFOLIO

Total Net Assets (3/31/06): $1.2 billion

Performance Benchmark:

     Lipper Natural Resources Funds Index
     S&P 500(Reg. TM) Index

Investment Approach:

     Seeks to provide long-term growth of capital by investing at least 80% of its total assets in securities of global energy and natural resources companies and companies in associated businesses, as well as utilities.  The Portfolio may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. In selecting investments, the management team seeks to invest in companies and industries that appear to have the potential for above average long-term performance.  These may include companies that are expected to show above-average growth over the long term as well as those that appear to be trading below their true worth.  The Portfolio may invest up to
20% of its assets in other U.S. and foreign investments including stocks and bonds of companies not associated with energy or natural resources.  The
Portfolio may not invest more than 10% of its total assets in non-investment grade bonds.  While the Portfolio tends to emphasize smaller companies, from time to time it may emphasize companies of other sizes.

Recent Portfolio Management Activity:
     o  All share classes outperformed the S&P 500(Reg. TM) Index for the semi-annual period.  All share classes underperformed the Lipper Natural
Resources Funds Index for the semi-annual period.

     o  Energy and natural resources stocks performed well over the last six months gaining nearly 10% despite significant volatility. On the heels of a very strong third quarter, energy stocks fell sharply in October but recovered most of those losses in November and December. Soon after the beginning of the new year, large capital inflows and rising geo-political tensions pushed energy stocks markedly higher in January. While the value of commodities and energy stocks rapidly increased in January, warmer than normal winter weather dampened energy consumption in the U.S., leaving heating oil and natural gas inventory at high levels. Following this consolidation, investors re-entered the sector in early March as elevated geo-political risks and concerns over U.S. ability to meeting rising gasoline demand as we approach the summer driving season provided a boost to the underlying stocks as the quarter came to a close.

     o  Consistent with the manner in which the sector has traded recently, most areas of exposure positively contributed to absolute returns. Strong stock selection within metals and mining and drilling companies provided a boost to relative return comparisons. Additionally, our significant underweight within the integrated oil and gas industry also boosted relative returns.  Conversely, the Portfolio's exposure to coal and consumable fuels and exploration and production stocks created a modest drag on performance comparisons as both segments lagged the broader sector during the period.  Significant exposure to drilling stocks lifted portfolio returns in the period.  While this segment lagged other areas of the energy sector for much of last year, the group significantly outperformed during the period as increased capital expenditure by exploration and production companies resulted in higher demand for oil & gas services and equipment.  Greater demand and limited availability of equipment and services has solidified pricing power and boosted profitability for these companies.  Exposure to gold stocks provided a lift to Portfolio returns as holdings gained in excess of 80% with prices reaching their highest levels in over 25 years.

     o  During the period, our coal holdings generated modest losses as Massey
Energy posted double-digit declines. We continue to believe that fundamentals within the sector are strong and we have maintained our significant exposure to the industry. Our positioning in the industry remains largely unchanged as we maintain significant positions in Consol Energy, Massey Energy, Arch Coal and
Peabody Energy.  Ultimately, if investors are unwilling to reward these companies for the value of their companies in the stock market, it is likely that merger and acquisition activity will accelerate and further consolidation will occur.  We continue to believe that longer-term supply-demand dynamics remain favorable and should continue to support elevated long-term energy prices.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GLOBAL RESOURCES
                                   PORTFOLIO,
 THE LIPPER NATURAL RESOURCES FUNDS INDEX AND THE S&P 500(REG. TM) INDEX FOR
                              THE PAST TEN YEARS.

[GRAPHIC OMITTED]

               Institutional        Investor A        S&P 500(R) Index     Lipper Natural Resources Funds Index
                - - - - - - - -      - - - - - -      - - - - - - - - -       - - - - - - - - - - - - - - - - - - -
03/31/1996     10,000                9,426            10,000                   10,000
06/30/1996     11,432               10,772            10,449                   10,462
09/30/1996     12,579               11,840            10,772                   10,853
12/31/1996     14,719               13,849            11,670                   11,916
03/31/1997     14,250               13,395            11,983                   11,459
06/30/1997     15,243               14,323            14,074                   12,637
09/30/1997     19,379               18,196            15,129                   14,757
12/31/1997     15,582               14,620            15,563                   13,673
03/31/1998     15,515               14,563            17,734                   14,189
06/30/1998     13,092               12,277            18,320                   13,266
09/30/1998      9,550                8,952            16,497                   11,115
12/31/1998      8,042                7,531            20,010                   10,512
03/31/1999      8,137                7,615            21,008                   11,476
06/30/1999      9,906                9,262            22,488                   13,627
09/30/1999     10,799               10,093            21,084                   13,765
12/31/1999      9,309                8,698            24,222                   14,035
03/31/2000     10,775               10,062            24,777                   15,692
06/30/2000     13,716               12,799            24,119                   16,292
09/30/2000     15,724               14,659            23,885                   17,459
12/31/2000     17,199               16,015            22,016                   18,137
03/31/2001     17,079               15,886            19,406                   17,242
06/30/2001     17,637               16,389            20,542                   16,732
09/30/2001     14,641               13,599            17,527                   14,138
12/31/2001     16,768               15,566            19,400                   15,854
03/31/2002     18,872               17,471            19,453                   17,440
06/30/2002     18,737               17,334            16,847                   16,370
09/30/2002     15,971               14,720            13,936                   13,676
12/31/2002     17,733               16,328            15,112                   14,709
03/31/2003     17,462               16,069            14,637                   14,533
06/30/2003     21,399               19,674            16,890                   15,971
09/30/2003     22,570               20,734            17,337                   15,951
12/31/2003     28,501               26,164            19,448                   18,569
03/31/2004     31,157               28,578            19,777                   19,826
06/30/2004     33,487               30,704            20,117                   20,830
09/30/2004     37,620               34,475            19,741                   23,328
12/31/2004     42,190               38,624            21,563                   25,114
03/31/2005     48,250               44,158            21,100                   28,575
06/30/2005     50,508               46,191            21,389                   29,875
09/30/2005     67,103               61,316            22,160                   37,076
12/31/2005     66,320               60,560            22,623                   36,769
03/31/2006     73,181               66,761            23,575                   40,547

                        FOR PERIOD ENDING MARCH 31, 2006

                                  Average Annual Total Return
                                             1 Year        3 Year        5 Year       10 Year
                                          -----------   -----------   -----------   -----------
     Institutional Class                       51.67%        61.23%        33.78%        22.02%
     Investor A Class (Load Adjusted)          42.50%        57.61%        31.69%        20.91%
     Investor A Class (NAV)                    51.18%        60.76%        33.26%        21.62%
     Investor B Class (Load Adjusted)          45.61%        59.23%        32.24%        20.75%
     Investor B Class (NAV)                    50.11%        59.69%        32.37%        20.75%
     Investor C Class (Load Adjusted)          49.14%        59.66%        32.40%        20.77%
     Investor C Class (NAV)                    50.14%        59.66%        32.40%        20.77%

THE FUND IS CLOSED TO NEW INVESTORS. EXISTING SHAREHOLDERS MAY MAKE ADDITIONAL
INVESTMENTS IN CURRENT ACCOUNTS. IN ADDITION, NEW ACCOUNTS MAY BE OPENED BY (I)
ANY INVESTOR IF THE TAX ID NUMBER FOR THE NEW ACCOUNT WILL BE THE SAME AS THAT
FOR A CURRENT ACCOUNT AND (II) 401(K), 403 (B), 457 AND OTHER SIMILAR GROUP
RETIREMENT PLAN PROGRAMS OR CERTAIN DISCRETIONARY WRAP FEE PROGRAMS THAT HAVE
CURRENT ACCOUNTS.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 3/2/90; INSTITUTIONAL SHARES,
6/1/93; INVESTOR C SHARES, 6/1/93; AND INVESTOR B SHARES, 1/1/99. SEE "NOTE ON
PERFORMANCE INFORMATION" ON PAGE 44 FOR FURTHER INFORMATION ON HOW PERFORMANCE
DATA WAS CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

28

                          GLOBAL RESOURCES PORTFOLIO

FUND PROFILE

 Top Ten Holdings (% of long-term investments)
CONSOL Energy, Inc.                    7.0%
Peabody Energy Corp.                   5.7
Massey Energy Co.                      5.0
Arch Coal, Inc.                        4.6
Transocean, Inc.                       4.4
Penn West Energy Trust                 4.3
Diamond Offshore Drilling, Inc.        4.1
Newfield Exploration Co.               3.9
Plains Exploration & Production Co.    3.5
Penn Virginia Corp.                    3.3
                                      ----
     Total                            45.8%
                                      ====

  Industries (% of long-term
         investments)
Oil & Gas             64.1%
Metal & Mining        27.9
Transportation         2.3
Manufacturing          2.0
Energy & Utilities     1.9
Conglomerates          1.6
Finance                0.2
                     -----
  Total              100.0%
                     =====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Actual Expenses
                        ---------------------------------------------------------------
                         Institutional      Investor        Investor        Investor
                             Class          A Class         B Class         C Class
                        --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,090.60        1,088.80        1,084.90        1,085.00
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.26            6.87           10.60           10.50

                                             Hypothetical Expenses
                                          (5% return before expenses)
                        ---------------------------------------------------------------
                         Institutional      Investor        Investor        Investor
                             Class          A Class         B Class         C Class
                        --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,019.90        1,018.34        1,014.70        1,014.80
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.10            6.66           10.30           10.20

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.01%, 1.32%, 2.04%, and 2.02% for the Institutional, Investor A, B
and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              29

                      ALL-CAP GLOBAL RESOURCES PORTFOLIO

Total Net Assets (3/31/06): $565.7 million

Performance Benchmark:

     Lipper Natural Resources Funds Index
     S&P 500(Reg. TM) Index

Investment Approach:
     Seeks to provide long-term growth of capital by investing at least 80% of its total assets in securities of global energy and natural resources companies and companies in associated businesses, as well as utilities.  The Portfolio may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. In selecting investments, the management team seeks to invest in companies and industries that appear to have the potential for above average long-term performance.  These may include companies that are expected to show above-average growth over the long term as well as those that appear to be trading below their true worth.  The Portfolio may invest up to
20% of its assets in other U.S. and foreign investments including stocks and bonds of companies not associated with energy or natural resources.  The
Portfolio may not invest more than 10% of its total assets in non-investment grade bonds.  The Portfolio does not limit its investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

Recent Portfolio Management Activity:
     o  All share classes outperformed the S&P 500(Reg. TM) Index for the semi-annual period.  All share classes underperformed the Lipper Natural
Resources Funds Index for the semi-annual period.

     o  Energy and natural resources stocks performed well over the last six months gaining nearly 10% despite significant volatility. On the heels of a very strong third quarter, energy stocks fell sharply in October but recovered most of those losses in November and December. Soon after the beginning of the new year, large capital inflows and rising geo-political tensions pushed energy stocks markedly higher in January. While the value of commodities and energy stocks rapidly increased in January, warmer than normal winter weather dampened energy consumption in the U.S., leaving heating oil and natural gas inventory levels at high levels. Following this consolidation, investors re-entered the sector in early March as elevated geo-political risks and concerns over U.S.
ability to meeting rising gasoline demand as we approach the summer driving season provided a boost to the underlying stocks as the quarter came to a close.

     o  Consistent with the manner in which the sector has traded recently, most areas of exposure positively contributed to returns. Strong stock selection within integrated oil and gas, metals and mining and drilling companies provided a boost to relative return comparisons.  Conversely, the
Portfolio's exposure to coal and consumable fuels and disappointing selection within exploration and production stocks detracted from return comparisons with the Lipper Natural Resources Funds Index.  Significant exposure to drilling stocks lifted portfolio returns in the period.  While this segment lagged other areas of the energy sector for much of last year, the group significantly outperformed during the period as increased capital expenditure by exploration and production companies resulted in higher demand for oil & gas services and equipment.  Greater demand and limited availability of equipment and services has solidified pricing power and boosted profitability for these companies.
Select integrated oil & gas positions such as Suncor, Statoil and BG Group rallied over 20% during the quarter, driving returns higher. Lastly, our underweight to major integrated oil companies such as Exxon Mobil and Conoco
Phillips also aided return comparisons.

     o  During the period, our coal holdings generated modest losses as Massey
Energy posted double-digit declines. We continue to believe that fundamentals within the sector are strong and we have maintained our significant exposure to the industry. Our positioning in the industry remains largely unchanged as we maintain significant positions in Consol Energy, Massey Energy, Arch Coal and
Peabody Energy.  Ultimately, if investors are unwilling to reward these companies for the value of their companies in the stock market, it is likely that merger and acquisition activity will accelerate and further consolidation will occur.  We continue to believe that longer-term supply-demand dynamics remain favorable and should continue to support elevated long-term energy prices.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ALL-CAP GLOBAL
RESOURCES PORTFOLIO, THE LIPPER NATURAL RESOURCES FUNDS INDEX AND THE S&P
                      500(REG. TM) INDEX FROM INCEPTION.

[GRAPHIC OMITTED]

               Institutional        Investor A        S&P 500(R) Index     Lipper Natural Resources Funds Index
                - - - - - - - -      - - - - - -      - - - - - - - - -       - - - - - - - - - - - - - - - - - - -
02/16/2005     10,000                9,425            10,000                   10,000
02/28/2005     10,190                9,604             9,950                   10,449
03/31/2005     10,060                9,482             9,774                   10,248
04/30/2005      9,490                8,944             9,589                    9,590
05/31/2005      9,890                9,321             9,894                    9,943
06/30/2005     10,670               10,057             9,908                   10,715
07/31/2005     11,610               10,933            10,276                   11,646
08/31/2005     12,640               11,904            10,183                   12,479
09/30/2005     13,560               12,724            10,265                   13,297
10/31/2005     12,410               11,640            10,094                   12,325
11/30/2005     12,770               11,979            10,476                   12,736
12/31/2005     13,370               12,545            10,479                   13,187
01/31/2006     15,360               14,411            10,757                   15,212
02/28/2006     13,900               13,025            10,786                   13,769
03/31/2006     14,760               13,855            10,921                   14,542

                            FOR PERIOD ENDING MARCH 31, 2006

                   Average Annual Total Return
                                                           From
                                             1 Year      Inception
                                          -----------   ----------
     Institutional Class                       46.72%       41.67%
     Service Class                             46.12%       41.15%
     Investor A Class (Load Adjusted)          37.77%       33.87%
     Investor A Class (NAV)                    46.12%       41.15%
     Investor B Class (Load Adjusted)          40.72%       36.68%
     Investor B Class (NAV)                    45.22%       40.12%
     Investor C Class (Load Adjusted)          44.13%       40.29%
     Investor C Class (NAV)                    45.13%       40.29%

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A,
INVESTOR B, AND INVESTOR C SHARES WAS 02/16/2005. SEE "NOTE ON PERFORMANCE
INFORMATION" ON PAGE 44 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED,INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

30

                      ALL-CAP GLOBAL RESOURCES PORTFOLIO

FUND PROFILE

     Top Ten Holdings (% of long-term
               investments)
Transocean, Inc.                   3.5%
GlobalSantaFe Corp.                3.2
Canadian Natural Resources Ltd.    2.9
Massey Energy Co.                  2.9
Statoil ASA - ADR                  2.8
Goldcorp, Inc.                     2.8
CONSOL Energy, Inc.                2.8
Talisman Energy, Inc. - ADR        2.8
EOG Resources, Inc.                2.6
Cairn Energy PLC                   2.4
                                  ----
     Total                        28.7%
                                  ====

Industries (% of long-term investments)
Oil & Gas                      74.4%
Metal & Mining                 19.0
Energy & Utilities              3.7
Machinery & Heavy Equipment     1.3
Manufacturing                   1.1
Food & Agriculture              0.5
                              -----
     Total                    100.0%
                              =====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,088.50        1,087.30        1,088.90        1,084.80        1,084.70
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.26            6.61            6.82           10.60           10.55

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,019.90        1,018.59        1,018.39        1,014.70        1,014.75
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.10            6.41            6.61           10.30           10.25

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.01%, 1.27%, 1.31%, 2.04%, and 2.03% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period the fund was open during the one-half year period).

                                                                              31

                           HEALTH SCIENCES PORTFOLIO

Total Net Assets (3/31/06): $731.4 million

Performance Benchmark:

     Lipper Health/Biotechnology Funds Index
     S&P 500(Reg. TM) Index

Investment Approach:

     Seeks to provide long-term growth of capital by investing at least 80% of its total assets in securities of companies in health sciences and related industries.  The management team expects to invest in health sciences companies comparable in size to those in the health care sector of the Russell 3000(Reg.
TM) Index or similar companies, including non-U.S. companies.  In selecting investments, the management team seeks to invest in companies and industries that appear to have the potential for above-average growth over the long term.

Recent Portfolio Management Activity:
     o  All share classes of the Portfolio outperformed the Lipper
Health/Biotechnology Funds Index and the S&P 500(Reg. TM) Index for the
semi-annual period.

     o  U.S. equity markets exhibited a strong upswing during the first quarter of 2006, building on the modest gains experienced in the fourth quarter of
2005. During the semi-annual period, the large capitalization S&P 500(Reg. TM)
Index returned 6.4%, while smaller-capitalization stocks, as represented by the
Russell 2000(Reg. TM) Index, surged during January and posted their strongest first quarter performance in fifteen years. Broad-based strength across the
U.S. equity market spectrum during the first quarter of 2006 was particularly satisfying after what was considered a lackluster year for stocks in 2005.

     o  In this environment, cyclical sectors such as industrials and materials performed particularly well as a result of the rebound in economic activity and rapid increase in a wide range of commodity prices. In comparison, more defensive groups including the health care sector underperformed the broader market.

     o  Performance was driven by strength across the majority of sub-sectors, with biotechnology holdings making the largest positive impact, followed by health care equipment & supplies and pharmaceuticals. While returns were positive in the health care providers & services industry, they trailed the broader group.

     o  Within biotechnology, strong stock picking drove performance higher for the period. Several of the Portfolio's small- and mid- capitalization selections made sizable contributions to gains. Alexion Pharmaceuticals was one of the largest individual contributors. Other holdings that added value included Vertex Pharmaceuticals and Abgenix Inc., both of which posted healthy double-digit gains. Additionally, the decision to underweight Amgen proved beneficial.

     o  Medical device names struggled as a group throughout 2005 and during the first quarter of 2006; however, our stock selection decisions had a substantial positive impact on performance. Positions in Varian Medical Systems and Advanced Magnetics keyed gains. Within pharmaceuticals, underweighting domestic large-capitalization names made a positive impact on returns over the six month period.

     o  In contrast, portfolio positioning in health care services created a drag on overall Portfolio returns. After being one of our strongest performing areas during 2005, managed care names retreated in the first quarter of 2006, dampening return comparisons in health care services over the period as a whole.

     o  The Portfolio remains diversified across industries and major changes within the Portfolio have largely been a result of stock selection decisions.
We cautiously added back to domestic large-capitalization pharmaceutical stocks during the period, after being negative on the group throughout 2005. We also continue to emphasize small-to-mid-capitalization biotechnology names and have reduced our exposure to health maintenance organizations (HMOs) for company-specific reasons.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE HEALTH SCIENCES
PORTFOLIO, THE LIPPER HEALTH/BIOTECHNOLOGY FUNDS INDEX AND THE S&P 500(REG. TM)
                             INDEX FROM INCEPTION.

[GRAPHIC OMITTED]

               Institutional        Investor A        S&P 500(R) Index     Lipper Health/Biotechnology Funds Index
                - - - - - - - -      - - - - - -      - - - - - - - - -       - - - - - - - - - - - - - - - - - - - - -
12/21/1999     10,000                9,425            10,000                   10,000
12/31/1999     10,580                9,972            10,253                   10,647
03/31/2000     11,930               11,244            10,488                   11,651
06/30/2000     14,295               13,473            10,209                   13,747
09/30/2000     17,001               16,024            10,111                   15,153
12/31/2000     16,434               15,479             9,319                   15,297
03/31/2001     14,074               13,265             8,215                   12,311
06/30/2001     16,242               15,288             8,695                   13,942
09/30/2001     14,869               13,984             7,419                   12,610
12/31/2001     17,075               16,042             8,212                   13,697
03/31/2002     15,972               15,003             8,234                   12,811
06/30/2002     13,560               12,730             7,131                   10,851
09/30/2002     12,119               11,361             5,899                    9,973
12/31/2002     13,192               12,362             6,397                   10,107
03/31/2003     13,387               12,546             6,196                   10,198
06/30/2003     18,048               16,898             7,149                   11,892
09/30/2003     19,750               18,471             7,338                   12,190
12/31/2003     22,040               20,600             8,232                   13,193
03/31/2004     23,317               21,782             8,371                   13,881
06/30/2004     23,507               21,940             8,515                   14,090
09/30/2004     22,717               21,184             8,356                   13,534
12/31/2004     25,324               23,599             9,128                   14,741
03/31/2005     23,888               22,245             8,932                   13,912
06/30/2005     26,359               24,542             9,054                   14,918
09/30/2005     28,784               26,774             9,380                   16,082
12/31/2005     29,664               27,571             9,576                   16,433
03/31/2006     31,366               29,131             9,979                   17,053

                            FOR PERIOD ENDING MARCH 31, 2006

                                    Average Annual Total Return
                                             1 Year        3 Year        5 Year      From Inception
                                          -----------   -----------   -----------   ---------------
     Institutional Class                       31.30%        32.82%        17.38%            19.98%
     Service Class                             31.14%        32.50%        17.08%            19.73%
     Investor A Class (Load Adjusted)          23.44%        29.83%        15.66%            18.57%
     Investor A Class (NAV)                    30.95%        32.42%        17.04%            19.70%
     Investor B Class (Load Adjusted)          25.49%        30.80%        16.01%            19.02%
     Investor B Class (NAV)                    29.99%        31.48%        16.23%            19.02%
     Investor C Class (Load Adjusted)          29.00%        31.51%        16.25%            18.99%
     Investor C Class (NAV)                    30.00%        31.51%        16.25%            18.99%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 12/21/99; INSTITUTIONAL
SHARES, 10/16/00; INVESTOR B SHARES, 10/16/00; INVESTOR C SHARES, 10/16/00; AND
SERVICE SHARES, 1/28/05 . SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 44 FOR
FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

32

                           HEALTH SCIENCES PORTFOLIO

FUND PROFILE

    Top Ten Holdings (% of long-term
              investments)
Caremark Rx, Inc.                5.6%
Alexion Pharmaceuticals, Inc.    4.5
Medco Health Solutions, Inc.     4.0
Schering-Plough Corp.            3.9
Aetna, Inc.                      3.8
Amgen, Inc.                      3.7
Wyeth                            3.5
Amylin Pharmaceuticals, Inc.     3.3
Merck & Co., Inc.                3.3
Cigna Corp.                      3.2
                                ----
     Total                      38.8%
                                ====

  Industries (% of long-term investments)
Pharmaceuticals                   51.3%
Medical & Medical Services        22.6
Medical Instruments & Supplies    14.7
Insurance                          9.9
Retail Merchandising               1.5
                                 -----
     Total                       100.0%
                                 =====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,089.70        1,088.30        1,088.10        1,084.10        1,084.30
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.52            6.61            6.98           11.02           10.65

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,019.65        1,018.59        1,018.23        1,014.30        1,014.65
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         5.35            6.41            6.77           10.70           10.35

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.06%, 1.27%, 1.34%, 2.12%, and 2.05% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              33

                         U.S. OPPORTUNITIES PORTFOLIO

Total Net Assets (3/31/06): $117.3 million

Performance Benchmark:

     S&P/Citigroup Extended Market Index U.S. ("S&P/Citigroup EMI U.S.")

Investment Approach:
     Seeks long-term capital appreciation by normally investing at least 80% of its net assets in equity securities of U.S. emerging capitalization companies
(defined as those with market capitalizations equal to those within the universe of the S&P/Citigroup EMI U.S. stocks) with relatively attractive earnings growth potential and valuation.  The Portfolio management team uses a multi-factor screen to identify stocks that have above-average return potential.  The factors and the weight assigned to a factor may change depending on market conditions.  The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.

Recent Portfolio Management Activity:
     o  All share classes of the Portfolio outperformed the benchmark for the semi-annual period.

     o  After posting modest gains during the fourth quarter of 2005, U.S.
equity markets exhibited a strong upswing during the first quarter of 2006.  In particular, the S&P 500(Reg. TM) Index rose 6.4% during the semi-annual period.

     o  Stock selection comparisons were positive across all sectors during the period.  However, stock selection gains in financials and health care were the two primary drivers of relative performance.

     o  In financials, our position in CB Richard Ellis Group, which rose 64%
during the period, drove relative outperformance among real estate names.

     o  Biotechnology holdings Abgenix and Alexion Pharmaceuticals generated strong gains for the Portfolio.  Specifically, Alexion Pharmaceuticals was
rewarded following news of positive results from a late-stage trial of its drug candidate, Soliris, which is a treatment for patients suffering from a rare type of anemia.

     o  In contrast, our decision to overweight energy and underweight financials during the period created a modest drag on relative return comparisons.

     o  The most notable stock-specific detractor was tutoring company Educate, which lost ground in early February after releasing weak earnings as a result of operational and management issues at its Sylvan Learning unit.  The stock has since been eliminated from the Portfolio.

     o  We continue to emphasize industrials and telecommunications services as we feel these areas will benefit from greater global industrialization.  In particular, we feel that telecommunications services stocks will benefit from rising wireless substitution and greater connectivity.

     o  From a positioning standpoint, we remain underweight within financials and have decreased the Portfolio's weighting within energy during the semi-annual period.  We also have recently lowered our exposure to semiconductor related holdings as we feel rising inventory levels may contribute to deteriorating profit margins in the industry going forward.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE U.S. OPPORTUNITIES
                                   PORTFOLIO
                 AND THE S&P/CITIGROUP EMI U.S. FROM INCEPTION.

[GRAPHIC OMITTED]

               Institutional        Investor A        S&P/Citigroup EMI U.S.
                - - - - - - - -      - - - - - -      - - - - - - - - - - - -
05/01/1998     10,000                9,425            10,000
06/30/1998     10,950               10,320             9,519
09/30/1998      9,390                8,841             7,732
12/31/1998     13,030               12,253             9,126
03/31/1999     15,880               14,920             8,645
06/30/1999     20,950               19,661             9,897
09/30/1999     24,730               23,186             9,234
12/31/1999     41,897               39,221            11,107
03/31/2000     55,260               51,678            12,415
06/30/2000     53,197               49,701            11,970
09/30/2000     50,359               46,992            12,452
12/31/2000     38,649               36,015            11,544
03/31/2001     30,128               28,045            10,447
06/30/2001     36,305               33,752            11,892
09/30/2001     27,054               25,120             9,716
12/31/2001     33,256               30,851            11,524
03/31/2002     30,464               28,220            12,034
06/30/2002     25,578               23,660            11,072
09/30/2002     20,257               18,721             9,084
12/31/2002     20,381               18,809             9,693
03/31/2003     19,854               18,312             9,318
06/30/2003     23,732               21,848            11,230
09/30/2003     25,686               23,631            12,104
12/31/2003     30,122               27,679            13,843
03/31/2004     31,503               28,907            14,689
06/30/2004     31,782               29,141            14,773
09/30/2004     31,549               28,907            14,495
12/31/2004     35,644               32,634            16,519
03/31/2005     34,807               31,830            16,031
06/30/2005     36,451               33,306            16,769
09/30/2005     39,646               36,185            17,732
12/31/2005     40,856               37,252            18,075
03/31/2006     46,983               42,791            19,973

                        FOR PERIOD ENDING MARCH 31, 2006

                                   Average Annual Total Return
                                             1 Year        3 Year       5 Year      From Inception
                                          -----------   -----------   ----------   ---------------
     Institutional Class                       34.98%        33.26%        9.29%            21.59%
     Service Class                             34.53%        32.80%        8.92%            21.20%
     Investor A Class (Load Adjusted)          26.70%        30.12%        7.53%            20.16%
     Investor A Class (NAV)                    34.44%        32.70%        8.82%            21.06%
     Investor B Class (Load Adjusted)          28.91%        31.04%        7.72%            20.19%
     Investor B Class (NAV)                    33.41%        31.72%        8.02%            20.19%
     Investor C Class (Load Adjusted)          32.40%        31.71%        7.99%            20.17%
     Investor C Class (NAV)                    33.40%        31.71%        7.99%            20.17%

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A,
INVESTOR B, AND INVESTOR C SHARES WAS 5/1/98. SEE "NOTE ON PERFORMANCE
INFORMATION" ON PAGE 44 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.  Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

34

                         U.S. OPPORTUNITIES PORTFOLIO

FUND PROFILE

     Top Ten Holdings (% of long-term
               investments)
E*TRADE Financial Corp.            1.5%
EMCOR Group, Inc.                  1.3
Joy Global, Inc.                   1.3
Alexion Pharmaceuticals, Inc.      1.2
NII Holdings, Inc.                 1.2
American Tower Corp. - Class A     1.2
Jones Lang Lasalle Inc.            1.1
Oregon Steel Mills, Inc.           1.1
Gardner Denver, Inc.               1.1
Diamond Offshore Drilling, Inc.    1.1
                                  ----
     Total                        12.1%
                                  ====

   Top Ten Industries (% of long-term
              investments)
Manufacturing                   9.3%
Entertainment & Leisure         7.0
Pharmaceuticals                 6.8
Oil & Gas                       6.8
Real Estate                     6.0
Telecommunications              5.8
Retail Merchandising            5.3
Metal & Mining                  4.5
Computer Software & Services    4.1
Business Services               3.7
                               ----
     Total                     59.3%
                               ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,185.10        1,183.10        1,182.60        1,178.30        1,178.00
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         7.74            9.69           10.01           13.96           13.90

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,017.83        1,016.01        1,015.71        1,012.03        1,012.08
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         7.17            8.99            9.29           12.97           12.92

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.42%, 1.78%, 1.84%, 2.57%, and 2.56% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              35

                        GLOBAL OPPORTUNITIES PORTFOLIO

Inception Date: January 31, 2006

Total Net Assets (3/31/06): $15.5 million

Performance Benchmark:

     S&P/Citigroup Global Broad Market Index ("S&P/Citigroup Global BMI")

Investment Approach:
     Seeks long-term capital appreciation by normally investing at least 75% of its total assets in global equity securities any market capitalization.  The
Portfolio will invest, under normal market conditions, at least 40% of its total assets in issuers located outside of the U.S.  The Portfolio may invest up to 25% of its total assets in stocks of issuers of emerging market countries.  The Portfolio may also invest up to 25% of its total assets in global fixed income securities including emerging market debt.  Investment in fixed income securities will be made purely on an opportunistic basis.  The
Portfolio management team uses a multi-factor screen to identify stocks that have above-average return potential.  The factors and the weight assigned to a factor may change depending on market conditions.  The most influential factors over time have been relative value and earnings estimate revisions.

Recent Portfolio Management Activity:
     o  The Institutional Share class of the Portfolio outperformed the benchmark since inception.  The Service and Investor A Share classes performed in-line with the benchmark and the Investor B and C share classes underperformed the benchmark since inception.

     o  During the semi-annual period, the S&P Global Broad Market Index (BMI)
rose 11.7% in the six months ending March 31, 2006.   Equity market trends that
date back to 2002 remain in place: non-U.S. equities are outperforming U.S.
equities, smaller-capitalization stocks are outperforming large-capitalization stocks, and equities that comprise value indices are outperforming those that make up the growth indices.  Emerging markets posted the strongest returns, followed by Asia-Pacific, developed Europe, and the U.S.  The S&P Extended
Market Index (EMI) - Global, which is comprised of the companies in the bottom twenty percent of equity market capitalization in each country, handily outperformed the Primary Market Index (PMI) - Global of large capitalization stocks.  Value outperformed growth among large- and small-capitalization stocks.

     o  Wall Street strategists have been predicting changes in market leadership for the past two years, from small-capitalization stocks to large-capitalization stocks, and from value to growth, coinciding with the maturing of the economic cycle.  We believe the reason global equity markets have not followed the play book of the last twenty-five years is that the primary driver of the current economic expansion is "globalization," while personal consumption and technology were the primary drivers previously.  The beneficiaries of globalization are commodities, energy, industrials and financials, which make up a greater proportion of (1) non-U.S. indices versus the U.S., (2) smaller-capitalization indices versus large-capitalization indices, and (3) value indices versus growth.  While there will inevitably be downturns in world growth in the years ahead, we believe that commodities, including energy, industrials and financials, powered by globalization, will lead equity markets over the next decade.

     o  Sector allocation contributed modestly to performance since inception of the Portfolio.  Country exposures also contributed positively: an overweight in Europe and an underweight in the U.S. contributed most.  Stock selection was mixed, but net positive: selections in the financials, consumer discretionary, healthcare, and energy sectors contributed positively, and selections in the consumer staples, telecommunication, utilities, industrials, technology, and materials sectors detracted from performance.

     o  The Portfolio continues to be geared to businesses benefiting from globalization.  Overweights relative to the benchmark include the industrials and materials sectors while underweights include the consumer discretionary and technology sectors.  Additionally, the Portfolio is underweight to emerging markets relative to the benchmark.  While emerging market valuations are attractive, we are cautious on account of the potential for carry-trade unwinding in a rising interest rate environment.  We remain constructive on global equities, particularly non-U.S. equities, industrials and commodities on a one-year view.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GLOBAL
                            OPPORTUNITIES PORTFOLIO
        AND THE S&P/CITIGROUP GLOBAL BROAD MARKET INDEX SINCE INCEPTION.
[GRAPHIC OMITTED]

               Institutional        Investor A        S&P/Citigroup Global Broad Market Index
                - - - - - - - -      - - - - - -      - - - - - - - - - - - - - - - - - - - - -
01/31/2006     10,000               9,425             10,000
02/28/2006      9,930               9,359              9,983
03/31/2006     10,240               9,642             10,230

                        FOR PERIOD ENDING MARCH 31, 2006

                                 Total Return
                                                                From Inception*
                                                               ----------------
     Institutional Class                                                 2.40%
     Service Class                                                       2.30%
     Investor A Class (Load Adjusted)                                   (3.58)%
     Investor A Class (NAV)                                              2.30%
     Investor B Class (Load Adjusted)                                   (2.30)%
     Investor B Class (NAV)                                              2.20%
     Investor C Class (Load Adjusted)                                    1.20%
     Investor C Class (NAV)                                              2.20%

* Not Annualized.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON
1/31/06. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 44 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.  Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

36

                        GLOBAL OPPORTUNITIES PORTFOLIO

FUND PROFILE

   Top Ten Holdings (% of long-term investments)
The Sumitomo Trust and Banking Co., Ltd.    2.2%
Mitsubishi Tokyo Financial Group, Inc.      2.1
Kubota Corp.                                1.9
BP PLC                                      1.7
International Power PLC                     1.5
China Mobile Ltd.                           1.5
Diamond Offshore Drilling, Inc.             1.5
ThyssenKrupp AG                             1.5
ABN AMRO Holding NV                         1.5
ENSCO International, Inc.                   1.5
                                           ----
     Total                                 16.9%
                                           ====

  Top Ten Countries (% of
  long-term investments)
United States    24.6%
Japan            22.5
United Kingdom   10.4
Germany           9.2
Canada            4.8
Sweden            4.8
France            3.6
Hong Kong         3.5
Netherlands       3.0
Norway            2.5
                 ----
  Total          88.9%
                 ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the commencement of operations and held for the period January 31, 2006 to March
31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (1/31/06)           $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,024.00        1,023.00        1,023.00        1,022.00        1,022.00
Expenses Incurred
 During Period
 (1/31/06 - 3/31/06)               1.91            2.70            2.70            3.92            3.92

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (1/31/06)           $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,023.09        1,022.30        1,022.30        1,012.88        1,012.88
Expenses Incurred
 During Period
 (1/31/06 - 3/31/06)               1.91            2.70            2.70            3.93            3.93

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.17%, 1.65%, 1.65%, 2.40%, and 2.40% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by number of days 60/365 (to reflect the period the fund was open during the period).

                                                                              37

                     INTERNATIONAL OPPORTUNITIES PORTFOLIO

Total Net Assets (3/31/06): $1.2 billion

Performance Benchmark:

     S&P/Citigroup Extended Market Index Global Ex-U.S. ("S&P/Citigroup EMI
Global Ex-U.S.")

Investment Approach:

     Seeks long-term capital appreciation by normally investing at least 80% of its net assets in equity securities issued by international emerging capitalization companies (defined as those with market capitalizations equal to those within the universe of S&P/Citigroup EMI Global Ex-U.S. stocks).  The
Portfolio may invest up to 25% of its net assets in stocks of issuers in emerging market countries.  The Portfolio management team uses a multi-factor screen to identify stocks that have above average-return potential.  The factors and the weight assigned to a factor may change depending on market conditions.  The most influential factors over time have been revenue and earnings growth, estimate revisions, profitability and relative value.
Recent Portfolio Management Activity:

     o  All share classes of the Portfolio outperformed the benchmark for the semi-annual period.

     o  The S&P/Citigroup Global Broad Market Index (BMI) rose 11.7% in the six
months ending March 31, 2006.   Equity market trends that date back to 2002
remain in place: non-U.S. equities are outperforming U.S. equities, smaller-capitalization stocks are outperforming large-capitalization stocks, and equities that comprise value indices are outperforming those that make up growth indices.  Emerging markets posted the strongest returns, followed by
Asia-Pacific, developed Europe, and the U.S.  The S&P Extended Market Index
(EMI) - Global, which is comprised of the companies in the bottom 20% of equity market capitalization in each country, handily outperformed the S&P/Citigroup
Primary Market Index (PMI) - Global of large capitalization stocks.  Value outperformed growth among large- and small-capitalization stocks.

     o  Wall Street strategists have been predicting changes in market leadership for the past two years, from small-capitalization stocks to large-capitalization stocks, and from value to growth, coinciding with the maturing of the economic cycle.  We believe the reason global equity markets have not followed the play book of the last twenty-five years is that the primary driver of the current economic expansion is "globalization," while personal consumption and technology were the primary drivers previously.  It is our belief that the beneficiaries of globalization are commodities, energy, industrials and financials, which make up a greater proportion of (1) non-U.S.
indices versus the U.S., (2) smaller-capitalization indices versus large-capitalization indices, and (3) value indices versus growth.  While there will inevitably be downturns in world growth in the years ahead, we believe that commodities, including energy, industrials and financials, powered by globalization, will lead equity markets over the next decade.

     o  During the period, the S&P/Citigroup EMI Global ex-U.S., earned a return of 20.0% for the six month period.  Materials, industrials and financials outperformed the market, while technology, consumer discretionary, energy, telecom, utilities, staples and healthcare underperformed the market.
Sector allocation contributed modestly to performance: overweights in industrials and materials, and underweights in healthcare, consumer discretionary, technology and telecommunications benefited performance.
Country exposures had no influence on performance.  Stock selection was very positive, particularly in consumer discretionary and financials.

     o  Following a strong fourth quarter, the investment team reduced exposure to extended markets on a tactical basis, with the current intention of re-allocating to these markets upon consolidation.  We reduced our exposure to
Japan, South Korea, and South Africa, and increased our exposure to Europe.  We also tactically reduced the Portfolio's exposure to materials.  From a fundamental point of view, we increased exposure to industrials and financials, and we reduced our exposure to consumer discretionary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL
                                 OPPORTUNITIES
       PORTFOLIO AND THE S&P/CITIGROUP EMI GLOBAL EX-U.S. FROM INCEPTION.
[GRAPHIC OMITTED]

               Institutional        Investor A        S&P/Citigroup EMI Global Ex-U.S.
                - - - - - - - -      - - - - - -      - - - - - - - - - - - - - - - - -
09/26/1997     10,000                9,497            10,000
09/30/1997      9,970                9,468            10,029
12/31/1997      9,483                8,996             8,904
03/31/1998     11,384               10,788            10,356
06/30/1998     11,997               11,350            10,158
09/30/1998      9,614                9,092             8,574
12/31/1998     10,538                9,935             9,681
03/31/1999     10,764               10,127             9,846
06/30/1999     12,722               11,963            10,587
09/30/1999     14,601               13,702            11,070
12/31/1999     26,522               24,889            12,137
03/31/2000     33,056               30,958            12,420
06/30/2000     28,509               26,693            12,053
09/30/2000     28,037               26,213            11,372
12/31/2000     24,365               22,749            10,613
03/31/2001     21,041               19,625             9,586
06/30/2001     21,601               20,118             9,847
09/30/2001     18,501               17,205             8,290
12/31/2001     20,182               18,744             9,056
03/31/2002     22,684               21,046             9,630
06/30/2002     22,821               21,140             9,742
09/30/2002     18,961               17,546             8,045
12/31/2002     19,572               18,098             8,433
03/31/2003     18,812               17,370             8,064
06/30/2003     21,825               20,130             9,934
09/30/2003     24,850               22,890            11,272
12/31/2003     29,217               26,892            13,071
03/31/2004     30,974               28,478            14,351
06/30/2004     29,828               27,397            14,316
09/30/2004     30,463               27,949            14,481
12/31/2004     36,235               33,219            16,899
03/31/2005     37,105               34,002            17,441
06/30/2005     37,142               33,990            17,370
09/30/2005     43,280               39,578            19,327
12/31/2005     47,908               43,781            20,616
03/31/2006     53,797               49,144            23,189

                        FOR PERIOD ENDING MARCH 31, 2006

                                    Average Annual Total Return
                                             1 Year        3 Year        5 Year      From Inception
                                          -----------   -----------   -----------   ---------------
     Institutional Class                       44.99%        41.94%        20.65%            21.86%
     Service Class                             44.57%        41.54%        20.28%            21.49%
     Investor A Class (Load Adjusted)          37.30%        39.03%        18.93%            20.58%
     Investor A Class (NAV)                    44.54%        41.44%        20.15%            21.31%
     Investor B Class (Load Adjusted)          38.95%        39.78%        19.06%            20.43%
     Investor B Class (NAV)                    43.45%        40.38%        19.26%            20.43%
     Investor C Class (Load Adjusted)          42.45%        40.39%        19.27%            20.43%
     Investor C Class (NAV)                    43.45%        40.39%        19.27%            20.43%

THE FUND IS CLOSED TO NEW INVESTORS. EXISTING SHAREHOLDERS MAY MAKE ADDITIONAL
INVESTMENTS IN CURRENT ACCOUNTS. IN ADDITION, NEW ACCOUNTS MAY BE OPENED BY (I)
ANY INVESTOR IF THE TAX ID NUMBER FOR THE NEW ACCOUNT WILL BE THE SAME AS THAT
FOR A CURRENT ACCOUNT AND (II) 401(K), 403(B), 457 AND OTHER SIMILAR GROUP
RETIREMENT PLAN PROGRAMS OR CERTAIN DISCRETIONARY WRAP FEE PROGRAMS THAT HAVE
CURRENT ACCOUNTS.

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A,
INVESTOR B, AND INVESTOR C SHARES WAS 9/26/97. SEE "NOTE ON PERFORMANCE
INFORMATION" ON PAGE 44 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.  Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

38

                     INTERNATIONAL OPPORTUNITIES PORTFOLIO

FUND PROFILE

Top Ten Holdings (% of long-term investments)
MAN AG                              1.5%
IVG Immobilien AG                   1.3
Pan Fish ASA                        1.3
Bilfinger Berger AG                 1.3
Buzzi Unicem SPA                    1.3
Piraeus Bank SA                     1.2
CapitaLand Ltd.                     1.2
Mitsui Trust Holdings, Inc.         1.1
Hanjin Heavy Industries Co. Ltd.    1.1
Orix Corp.                          1.1
                                   ----
     Total                         12.4%
                                   ====

  Top Ten Countries (% of
  long-term investments)
Japan            27.9%
United Kingdom   12.2
Germany           8.5
Norway            5.7
South Korea       4.3
Sweden            4.2
Canada            3.8
France            3.7
Netherlands       3.1
Italy             3.0
                 ----
  Total          76.4%
                 ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,243.00        1,241.50        1,241.70        1,236.60        1,236.80
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         7.49            8.83            9.00           13.33           13.11

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,018.23        1,017.02        1,016.87        1,012.93        1,013.14
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         6.77            7.98            8.13           12.07           11.86

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 1.34%, 1.58%, 1.61%, 2.39%, and 2.35% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              39

                          ASSET ALLOCATION PORTFOLIO

Total Net Assets (3/31/06): $790.8 million

Performance Benchmark:
     60% S&P 500(Reg. TM) Index / 40% Lehman Brothers U.S. Aggregate Index

Investment Approach:

     Seeks to maximize total return, consistent with income generation and prudent investment management.  The Portfolio uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and, to a lesser extent, money market instruments.
The portfolio management team uses a combination of quantitative and fundamental analysis to evaluate the relative attractiveness of various segments in the equity universe, defined by style, capitalization range and geographic location.  The portfolio management team regularly reviews and allocates varying percentages of the Portfolio to equity investment management team members responsible for security selection within these distinctive disciplines, including stocks of large, middle and small capitalization companies, companies that appear to be trading below their true worth, companies with significant growth opportunities, firms in specialized sectors and international companies.  Within each discipline, investment decisions are primarily the result of bottom-up security selection that, in turn, drives sector and industry weightings as well as average market capitalization.  The fixed income investment management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and corporate bonds.  The Portfolio invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its fixed income allocation in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers.
Recent Portfolio Management Activity:

     o  All share classes of the Portfolio outperformed the benchmark for the semi-annual period.

     o  The equity market, as measured by the S&P 500(Reg. TM) Index, returned
6.4% for the semi-annual period, with much of the strength driven by a positive first quarter of 2006.  While the U.S. equity market began the period on a sour note, falling through much of October, as oil prices began to drop and economic news began to improve, the market rallied through November. From a broad perspective, the second half of the period could best be described as a continuation of the trends experienced over the last 6 years - namely the dominance of small capitalization stocks and the dominance of international stock over domestic equity. Higher quality stocks (as measured by S&P(Reg. TM))
also underperformed low quality stocks for the second half of the period.  The increased demand for smaller, low yielding, low-quality stocks indicates a continued appetite for riskier stocks.

     o  In the fixed income markets, interest rates, as measured by the 10-year
Treasury bond, increased by 0.52% ending the period at 4.85%.  The rise in yields can be attributed to a continued tightening of monetary policy.  During the semi-annual period, the Federal Open Market Committee increased the Federal
Funds target rate four times, in 25 basis point increments, to 4.75%.  The Fed has now raised rates 25 basis points at 15 consecutive meetings.

     o  During the semi-annual period, the Portfolio maintained an overweight position to equity, and shifted the position in fixed income, which built up the cash position.  Due to equity market outperformance versus the fixed income market, the Portfolio's overweight to equity aided performance. The main driver for the Portfolio's outperformance was the tactical allocation among the
different equity styles.    The Portfolio maintained an emphasis in the small-
and mid-capitalization stocks which contributed to performance as small- and mid-capitalization stocks outperformed large capitalization stocks. The
Portfolio's emphasis in the growth style, especially in the mid- and small-capitalization spaces, also benefited the fund's performance, as they outperformed their value style counterparts.  The Portfolio maintained its exposure to the energy sector, which positively contributed to performance for the period.  The portfolio management team added more to the energy position during February's retreat in the sector, which helped the performance.  The team continued to believe in the potential of energy stocks due to the long-term imbalance between limited supply and growing global demand.  The
Portfolio maintained its overweight allocation to international stocks due to their attractive relative valuations and earnings growth prospects.  During the semi-annual period, the Portfolio added exposure to international small capitalization stocks, an enhancement that has benefited performance.  Within the fixed income portion of the Portfolio, the Portfolio continued to favor short duration, high quality fixed income securities. The Portfolio increased exposure to both high yield and emerging debt at the start of the year, which helped enhance portfolio return.  The Portfolio continued to emphasize equities over fixed income; ending the quarter with a 69% equity/24% fixed income/7%
cash target allocation.  This represents an overweight position to equities and underweight position to fixed income relative to the normal strategic allocation of 60% equity/40% fixed income/0% cash allocation.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASSET ALLOCATION
                                   PORTFOLIO
AND 60% S&P 500(REG. TM) INDEX / 40% LEHMAN BROTHERS U.S. AGGREGATE INDEX FOR
                              THE PAST TEN YEARS.

[GRAPHIC OMITTED]

               Institutional        Investor A        60% S&P 500(R) Index, 40% Lehman Brothers U.S. Aggregate Index
                - - - - - - - -      - - - - - -      - - - - - - - - - - - - - - - - - - - - - -
03/31/1996     10,000                9,423            10,000

06/30/1996     10,412                9,806            10,292
09/30/1996     10,812               10,176            10,564
12/31/1996     11,454               10,772            11,220
03/31/1997     11,277               10,600            11,380
06/30/1997     12,375               11,626            12,724
09/30/1997     13,641               12,807            13,472
12/31/1997     13,349               12,525            13,870
03/31/1998     14,652               13,740            15,106
06/30/1998     14,653               13,733            15,549
09/30/1998     13,326               12,480            14,902
12/31/1998     14,488               13,558            16,780
03/31/1999     14,592               13,650            17,248
06/30/1999     15,271               14,276            17,914
09/30/1999     14,757               13,786            17,286
12/31/1999     16,405               15,314            18,794
03/31/2000     17,097               15,953            19,241
06/30/2000     16,981               15,822            19,067
09/30/2000     17,520               16,329            19,197
12/31/2000     17,855               16,630            18,607
03/31/2001     17,193               15,999            17,492
06/30/2001     18,050               16,784            18,155
09/30/2001     16,030               14,894            16,839
12/31/2001     18,673               17,320            17,917
03/31/2002     18,650               17,303            17,962
06/30/2002     17,126               15,877            16,746
09/30/2002     15,289               14,163            15,262
12/31/2002     15,765               14,593            16,157
03/31/2003     15,457               14,297            15,941
06/30/2003     17,416               16,080            17,557
09/30/2003     17,980               16,607            17,833
12/31/2003     19,827               18,300            19,143
03/31/2004     20,628               19,007            19,543
06/30/2004     20,625               19,008            19,551
09/30/2004     20,463               18,828            19,581
12/31/2004     22,106               20,325            20,732
03/31/2005     21,795               20,037            20,429
06/30/2005     22,212               20,387            20,845
09/30/2005     23,137               21,216            21,243
12/31/2005     23,533               21,560            21,562
03/31/2006     24,580               22,484            22,048

                        FOR PERIOD ENDING MARCH 31, 2006

                                 Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          -----------   -----------   ----------   ----------
     Institutional Class                       12.78%        16.72%        7.41%        9.41%
     Service Class                             12.32%        16.33%        7.07%        9.10%
     Investor A Class (Load Adjusted)           5.74%        14.01%        5.77%        8.44%
     Investor A Class (NAV)                    12.21%        16.29%        7.04%        9.09%
     Investor B Class (Load Adjusted)           6.86%        14.57%        5.95%        8.31%
     Investor B Class (NAV)                    11.36%        15.45%        6.27%        8.31%
     Investor C Class (Load Adjusted)          10.41%        15.48%        6.28%        8.29%
     Investor C Class (NAV)                    11.41%        15.48%        6.28%        8.29%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 12/29/88; INSTITUTIONAL
SHARES, 6/1/93; INVESTOR C SHARES, 6/1/93; INVESTOR B SHARES, 1/1/99; AND
SERVICE SHARES, 1/28/05. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 44 FOR
FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.  Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

40

                          ASSET ALLOCATION PORTFOLIO

FUND PROFILE

       Top Ten Holdings (% of long-term investments)
Federal National Mortgage Association              7.4%
Federal Home Loan Mortgage Corp. Gold              2.2
iShares Russell 2000 Value Index Fund              1.6
iShares Russell 2000 Growth Index Fund             1.3
Exxon Mobil Corp.                                  1.1
General Electric Co.                               0.9
Microsoft Corp.                                    0.9
CONSOL Energy, Inc.                                0.8
General Electric Capital Corp., Unsecured Notes    0.7
iShares Russell Midcap Growth Index Fund           0.6
                                                  ----
     Total                                        17.5%
                                                  ====

 Credit Quality (% of
fixed income portfolio)1
AAA           64.8%
AA            10.7
A              9.7
BBB            7.2
\qBBB          7.6
             -----
  Total      100.0%
             =====

   Top Ten Industries (% of long-term
              investments)
Oil & Gas                       8.3%
Banks                           6.1
Finance                         5.4
Manufacturing                   4.3
Security Brokers & Dealers      4.1
Pharmaceuticals                 4.1
Telecommunications              3.9
Computer Software & Services    3.9
Retail Merchandising            3.7
Insurance                       3.1
                               ----
     Total                     46.9%
                               ====

1  Using the higher of Standard & Poor's ("S&P") or Moody's Investor Service
("Moody's").

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,062.40        1,060.30        1,059.80        1,055.80        1,056.20
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         4.22            5.75            6.27           10.15            9.89

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,020.86        1,019.35        1,018.84        1,015.00        1,015.26
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         4.14            5.65            6.16           10.00            9.74

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.82%, 1.12%, 1.22%, 1.98%, and 1.93% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              41

                            INDEX EQUITY PORTFOLIO

Advisor to the Index Master Portfolio

     Dimensional Fund Advisors Inc.

Total Net Assets (3/31/06): $1.2 billion

Performance Benchmark:
     S&P 500(Reg. TM) Index

Investment Approach:
     Seeks to approximate the investment performance of the S&P 500(Reg. TM)
Index, in terms of its total investment return.  In pursuit of this goal, the
Portfolio invests all of its assets indirectly, through the The U.S. Large
Company Series (the Index Master Portfolio) of The DFA Investment Trust
Company, in the stocks of the S&P 500(Reg. TM) Index.  The Index Master
Portfolio, under normal market conditions, invests at least 95% of its total assets in substantially all the stocks of the S&P 500(Reg. TM) Index in approximately the same proportion as they are represented in the Index.

Recent Portfolio Management Activity:
     o  All share classes of the Portfolio underperformed the benchmark for the semi-annual period.  The Portfolio, through the investment of all of its assets in The U.S. Large Company Series of The DFA Investment Trust Company, holds substantially all of the stocks contained in the S&P 500(Reg. TM) Index in approximately the same proportion as the Index.  For the semi-annual period ended March 31, 2006, the S&P 500(Reg. TM) Index returned 6.4%.  The
Institutional, Service, Investor A, Investor B and Investor C class shares of the Portfolio posted total returns of 6.3%, 6.2%, 6.2%, 5.8% and 5.8%, respectively, for the semi-annual period.  The return of each class was less than the return of the S&P 500(Reg. TM) Index primarily because of Portfolio and class-specific expenses.

     o  U.S. equity markets performed well during the semi-annual period.
Stocks benefited from benign inflation data, robust earnings growth, and optimism that the Federal Reserve is nearing the end of its current rate hike campaign.  Smaller-capitalization stocks, as represented by the Russell
2000(Reg. TM) Index, surged during January and posted their strongest first quarter performance in fifteen years.  Additionally, the large-capitalization
S&P 500(Reg. TM) Index had its best first quarter in seven years.  Broad-based strength across the U.S. equity market spectrum was particularly satisfying after a lackluster end to 2005.

     o  At the sector level, performance was almost universally positive, as only utilities lost ground during the semi-annual period.  The energy sector posted positive return after a weak first half but significantly trailed the telecommunications sector, which has recovered from recent weakness. Cyclical sectors, such as materials and industrials, continued to be top performing sectors as economic activity maintained a healthy pace without a severe rise in inflation measures.  Utilities stocks were noticeable laggards among large-capitalization stocks, due to having less significant leverage to changes in economic activity.  Consumer sectors also underperformed, as the rising interest rate environment has investors concerned about potentially weakening consumer spending trends for the latter half of the year.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INDEX EQUITY
                                   PORTFOLIO
             AND THE S&P 500(REG. TM) INDEX FOR THE PAST TEN YEARS.

[GRAPHIC OMITTED]

               Institutional        Investor A        S&P 500(R) Index
                - - - - - - - -      - - - - - -      - - - - - - - - -
03/31/1996     10,000                9,697            10,000
06/30/1996     10,438               10,113            10,449
09/30/1996     10,754               10,404            10,772
12/31/1996     11,638               11,255            11,670
03/31/1997     11,941               11,534            11,983
06/30/1997     14,009               13,518            14,074
09/30/1997     15,054               14,513            15,129
12/31/1997     15,469               14,887            15,563
03/31/1998     17,619               16,933            17,734
06/30/1998     18,190               17,479            18,320
09/30/1998     16,395               15,728            16,497
12/31/1998     19,886               19,059            20,010
03/31/1999     20,842               19,954            21,008
06/30/1999     22,272               21,291            22,488
09/30/1999     20,881               19,933            21,084
12/31/1999     23,987               22,870            24,222
03/31/2000     24,531               23,351            24,777
06/30/2000     23,820               22,638            24,119
09/30/2000     23,617               22,410            23,885
12/31/2000     21,770               20,633            22,016
03/31/2001     19,184               18,144            19,406
06/30/2001     20,285               19,159            20,542
09/30/2001     17,294               16,317            17,527
12/31/2001     19,130               18,016            19,400
03/31/2002     19,169               18,024            19,453
06/30/2002     16,597               15,582            16,847
09/30/2002     13,722               12,870            13,936
12/31/2002     14,878               13,927            15,112
03/31/2003     14,402               13,464            14,637
06/30/2003     16,610               15,504            16,890
09/30/2003     17,042               15,883            17,337
12/31/2003     19,113               17,780            19,448
03/31/2004     19,427               18,050            19,777
06/30/2004     19,754               18,332            20,117
09/30/2004     19,379               17,964            19,741
12/31/2004     21,155               19,595            21,563
03/31/2005     20,704               19,155            21,100
06/30/2005     20,978               19,391            21,389
09/30/2005     21,737               20,074            22,160
12/31/2005     22,177               20,467            22,623
03/31/2006     23,115               21,317            23,575

                        FOR PERIOD ENDING MARCH 31, 2006

                                 Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          -----------   -----------   ----------   ----------
     Institutional Class                       11.64%        17.08%        3.80%        8.74%
     Service Class                             11.29%        16.65%        3.38%        8.34%
     Investor A Class (Load Adjusted)           7.94%        15.38%        2.65%        7.86%
     Investor A Class (NAV)                    11.29%        16.55%        3.28%        8.20%
     Investor B Class (Load Adjusted)           5.92%        14.81%        2.13%        7.40%
     Investor B Class (NAV)                    10.42%        15.69%        2.50%        7.40%
     Investor C Class (Load Adjusted)           9.44%        15.68%        2.49%        7.40%
     Investor C Class (NAV)                    10.44%        15.68%        2.49%        7.40%

THE INVESTOR B AND C CLASSES OF THE BLACKROCK INDEX EQUITY PORTFOLIO ARE CLOSED
TO INVESTORS AS OF 4:00 P.M., MAY 28, 2004.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A
SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 2/7/96; AND
INVESTOR C SHARES, 8/14/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 44
FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING
IMPORTANT INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

42

                            INDEX EQUITY PORTFOLIO

FUND PROFILE

Top Ten Holdings (% of long-term investments)1
Exxon Mobil Corp.                     3.2%
General Electric Co.                  3.1
Microsoft Corp.                       2.1
Citigroup, Inc.                       2.0
Bank of America Corp.                 1.8
Procter & Gamble Co.                  1.6
Pfizer, Inc.                          1.6
Johnson & Johnson                     1.5
American International Group, Inc.    1.5
Altria Group, Inc.                    1.3
                                     ----
     Total                           19.7%
                                     ====

    Sector Allocation (% of long-term
              investments)2
Financials                       20.3%
Technology                       15.4
Health Care                      12.9
Industrials                      11.6
Consumer Discretionary           10.3
Energy                            9.8
Consumer Staples                  9.3
Telecommunications                3.3
Utilities                         3.2
Materials                         3.1
Real Estate Investment Trusts     0.8
                                -----
     Total                      100.0%
                                =====

1  Represents the Top Ten Holdings of  The U.S. Large Company Series of The DFA
Investment Trust Company.

2  Represents the Sector Allocation of  The U.S. Large Company Series of The
DFA Investment Trust Company.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,063.40        1,062.00        1,061.90        1,057.90        1,058.00
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         0.87            2.31            2.31            6.31            6.26

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,024.14        1,022.73        1,022.73        1,018.79        1,018.84
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         0.86            2.27            2.27            6.21            6.16

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.17%, 0.45%, 0.45%, 1.23%, and 1.22% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).The Example reflects the expenses for both the Index Equity
Portfolio and The U.S. Large Company Series of The DFA Investment Trust
Company.

                                                                              43

                                BLACKROCK FUNDS
                        NOTE ON PERFORMANCE INFORMATION

     The performance information on the previous pages includes information for each class of each Portfolio since the commencement of operations of the
Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a
Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent
Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class");
thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor
C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses. Additionally, the performance information above does not reflect accounting adjustments required under accounting principles generally accepted in the United States of America and as a result there may be variances between what is reported within this section and that reported in the total return calculation in the Financial
Highlights.
     Performance for the Legacy, Mid-Cap Value Equity, Aurora, Small/Mid-Cap
Growth, Global Resources, Health Sciences and Asset Allocation Portfolios for
the periods prior to January 31, 2005 is based on performance of certain former
State Street Research mutual funds that reorganized with the Portfolios on that date.
     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C
Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
Investment Trust, Large Cap Value Equity, Large Cap Growth Equity, Dividend
AchieversTM, Legacy, Mid-Cap Value Equity, Mid-Cap Growth Equity, Aurora,
Small/Mid Cap Growth, Small Cap Value Equity, Small Cap Core Equity, Small Cap
Growth Equity, Global Science &Technology
Opportunities, Global Resources, All-Cap Global Resources, Health Sciences,
U.S.Opportunities, and Asset Allocation Portfolios -  5.75%; International
Opportunities Portfolio -  5.00%; Index Equity Portfolio -  3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.
     The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Portfolio. The
Portfolios' returns would have been lower if there were no such waivers and reimbursements. BlackRock Advisors, Inc. is under no obligation to waive or continue waiving its fees after February 1, 2007 as described in the prospectus of the Portfolios. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
     The performance shown in the line graphs is that of Institutional Shares and Investor A Shares of the Portfolios. The actual performance of Investor B,
Investor C and Service Shares is lower than the performance of Institutional
Shares because Investor B, Investor C and Service Shares have higher expenses than Institutional Shares. Excluding the effects of sales charges, the actual performance of Investor B and Investor C Shares is lower than the performance of Investor A Shares because Investor B and Investor C Shares have higher expenses than Investor A Shares. Purchasers of Investor A Shares generally pay a front-end sales charge, while purchasers of Investor B and Investor C Shares may pay a contingent deferred sales charge (depending on how long they hold their shares) when they sell their shares.

44

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                           INVESTMENT TRUST PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                 OF SHARES               VALUE
                                           --------------------   -------------------
COMMON STOCKS - 99.7%
Aerospace - 0.7%
  Raytheon Co.                                          204,600           $ 9,378,864
                                                                          -----------
Banks - 8.9%
  Bank of America Corp.                                 282,100            12,846,834
  Citigroup, Inc.                                       443,828            20,966,435
  City National Corp.                                    84,700             6,504,113
  J.P. Morgan Chase & Co.                               535,200            22,285,728
  Key Corp.                                             367,800            13,535,040
  U.S. Bancorp.                                         478,900            14,606,450
  Wachovia Corp.(b)                                     325,600            18,249,880
  Zions Bancorp.                                         48,784             4,035,900

                                                                          -----------
                                                                          113,030,380
                                                                          -----------
Beverages & Bottling - 1.7%
  Pepsi Bottling Group, Inc.                            250,800             7,621,812
  PepsiCo, Inc.                                         234,600            13,557,534

                                                                          -----------
                                                                           21,179,346
                                                                          -----------
Chemicals - 1.4%
  The Dow Chemical Co.                                  263,400            10,694,040
  The Lubrizol Corp.                                    173,500             7,434,475

                                                                          -----------
                                                                           18,128,515
                                                                          -----------
Computer & Office Equipment - 5.1%
  Cisco Systems, Inc.(c)                              1,107,200            23,993,024
  Hewlett-Packard Co.                                   447,700            14,729,330
  International Business Machines
    Corp.                                               312,100            25,738,887

                                                                          -----------
                                                                           64,461,241
                                                                          -----------
Computer Software & Services - 5.8%
  Advanced Micro Devices, Inc.(c)                       166,700             5,527,772
  Checkfree Corp.(c)                                    152,200             7,686,100
  Computer Sciences Corp.(c)                            137,800             7,654,790
  eBay, Inc.(b)(c)                                      114,800             4,484,088
  Google, Inc. - Class A(c)                              11,400             4,446,000
  Microsoft Corp.                                     1,375,400            37,424,634
  Oracle Corp.(c)                                       466,900             6,391,861

                                                                          -----------
                                                                           73,615,245
                                                                          -----------
Conglomerates - 1.1%
  Time Warner, Inc.(b)                                  840,900            14,118,711
                                                                          -----------
Electronics - 2.3%
  Emerson Electric Co.                                  114,200             9,550,546
  Jabil Circuit, Inc.(c)                                176,600             7,569,076
  L-3 Communications Holdings,
    Inc.                                                143,300            12,293,707

                                                                          -----------
                                                                           29,413,329
                                                                          -----------
Energy & Utilities - 3.4%
  FirstEnergy Corp.                                     169,700             8,298,330
  PG&E Corp.(b)                                         343,600            13,366,040
  PPL Corp.                                             465,000            13,671,000
  Sempra Energy                                         162,200             7,535,812

                                                                          -----------
                                                                           42,871,182
                                                                          -----------
Entertainment & Leisure - 2.1%
  Sabre Holdings Corp.(b)                               334,600             7,873,138
  The Walt Disney Co.(b)(d)                             649,400            18,111,766

                                                                          -----------
                                                                           25,984,904
                                                                          -----------
Finance - 5.3%
  Affiliated Managers Group,
    Inc.(b)(c)                                           70,200             7,484,022

                                                  NUMBER
                                                 OF SHARES               VALUE
                                           --------------------   -------------------
COMMON STOCKS (Continued)
Finance (Continued)
  American Express Co.                                  269,900           $14,183,245
  The Bear Stearns Cos., Inc.                            81,500            11,304,050
  CIT Group, Inc.                                       208,600            11,164,272
  Countrywide Financial Corp.(b)                        169,398             6,216,907
  Golden West Financial Corp.(b)                         99,100             6,728,890
  State Street Corp.(b)                                 174,500            10,545,035

                                                                          -----------
                                                                           67,626,421
                                                                          -----------
Food & Agriculture - 1.4%
  Archer-Daniels-Midland Co.                            271,700             9,142,705
  General Mills, Inc.(b)
                                                        171,000             8,666,280

                                                                          -----------
                                                                           17,808,985
                                                                          -----------
Insurance - 5.7%
  Aetna, Inc.                                           248,400            12,206,376
  The Allstate Corp.
                                                        132,800             6,920,208
  American International Group,
    Inc.(b)
                                                        227,000            15,002,430
  CHUBB Corp.                                            93,800             8,952,272
  Genworth Financial, Inc.                              217,900             7,284,397
  Hartford Financial Services Group                      89,600             7,217,280
  Prudential Financial, Inc.
                                                        117,300             8,892,513
  W.R. Berkley Corp.
                                                        112,150             6,511,429

                                                                          -----------
                                                                           72,986,905
                                                                          -----------
Machinery & Heavy Equipment - 0.8%
  Caterpillar, Inc.                                     136,200             9,780,522
                                                                          -----------
Manufacturing - 9.7%
  Black & Decker Corp.
                                                         72,200             6,273,458
  Dade Behring Holdings, Inc.                           155,700             5,560,047
  Fortune Brands, Inc.                                  121,200             9,772,356
  General Electric Co.(d)                             1,518,300            52,806,474
  Ingersoll-Rand Co. - Class A                          182,500             7,626,675
  Newell Rubbermaid, Inc.(b)                            249,700             6,289,943
  Nike, Inc.(b)                                          71,300             6,067,630
  Nucor Corp.(b)                                        114,800            12,029,892
  Reynold American, Inc.(b)                              92,600             9,769,300
  Textron, Inc.
                                                         78,000             7,284,420

                                                                          -----------
                                                                          123,480,195
                                                                          -----------
Medical & Medical Services - 2.0%
  Coventry Health Care, Inc.(c)                         200,306            10,812,518
  HCA, Inc.(b)                                          156,800             7,179,872
  McKesson Corp.                                        145,700             7,595,341

                                                                          -----------
                                                                           25,587,731
                                                                          -----------
Medical Instruments & Supplies - 3.0%
  Beckman Coulter, Inc.                                 143,600             7,836,252
  Becton, Dickinson & Co.                               137,000             8,436,460
  Invitrogen Corp.(c)                                   112,100             7,861,573
  Johnson & Johnson                                     107,400             6,360,228
  Waters Corp.(c)                                       164,200             7,085,230

                                                                          -----------
                                                                           37,579,743
                                                                          -----------
Motor Vehicles - 1.3%
  Harley-Davidson, Inc.(b)                              150,600             7,813,128
  PACCAR, Inc.                                          126,600             8,922,768

                                                                          -----------
                                                                           16,735,896
                                                                          -----------
Oil & Gas - 9.7%
  ConocoPhillips(b)                                     349,300            22,058,295
  Devon Energy Corp.                                    188,800            11,548,896

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              45

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     INVESTMENT TRUST PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                 OF SHARES               VALUE
                                           --------------------   -------------------
COMMON STOCKS (Continued)
Oil & Gas (Continued)
  Exxon Mobil Corp.                                     853,000         $  51,913,580
  Marathon Oil Corp.                                    114,800             8,744,316
  Nabors Industries Ltd.(b)(c)                          128,900             9,226,662
  Patterson-UTI Energy, Inc.                            374,800            11,978,608
  Valero Energy Corp.                                   138,600             8,285,508

                                                                        -------------
                                                                          123,755,865
                                                                        -------------
Paper & Forest Products - 0.8%
  Louisiana-Pacific Corp.                               348,500             9,479,200
                                                                        -------------
Pharmaceuticals - 6.7%
  Abbott Laboratories(d)                                219,200             9,309,424
  Gilead Sciences, Inc.(c)                              126,500             7,870,830
  Merck & Co., Inc.                                     499,900            17,611,477
  Pfizer, Inc.                                        1,233,000            30,726,360
  Wyeth                                                 406,100            19,703,972

                                                                        -------------
                                                                           85,222,063
                                                                        -------------
Publishing & Printing - 1.0%
  The McGraw-Hill Cos., Inc.                            224,800            12,952,976
                                                                        -------------
Railroad & Shipping - 1.1%
  Burlington Northern Santa Fe
    Corp.                                               169,800            14,149,434
                                                                        -------------
Real Estate - 1.3%
  CB Richard Ellis Group, Inc. -
    Class A(c)                                          110,900             8,949,630
  Simon Property Group, Inc.(b)                          89,300             7,513,702

                                                                        -------------
                                                                           16,463,332
                                                                        -------------
Restaurants - 0.8%
  McDonald's Corp.                                      312,300            10,730,628
                                                                        -------------
Retail Merchandising - 5.0%
  AutoNation, Inc.(c)                                        49                 1,056
  Barnes & Noble, Inc.(b)                               144,728             6,693,670
  Best Buy Co., Inc.                                    192,300            10,755,339
  The Home Depot, Inc.                                  452,200            19,128,060
  J.C. Penney Co., Inc.                                 159,400             9,629,354
  The Kroger Co.(c)                                     293,800             5,981,768
  Nordstrom, Inc.                                       284,800            11,158,464

                                                                        -------------
                                                                           63,347,711
                                                                        -------------
Security Brokers & Dealers - 1.3%
  Lehman Brothers Holdings, Inc.                        111,100            16,057,283
                                                                        -------------
Semiconductors & Related Devices - 2.5%
  Freescale Semiconductor, Inc. -
    Class A(c)                                          194,400             5,406,264
  Freescale Semiconductor, Inc. -
    Class B(c)                                          194,400             5,398,488
  Lam Research Corp.(c)                                 134,700             5,792,100
  LSI Logic Corp.(c)                                    645,800             7,465,448
  MEMC Electronic Materials,
    Inc.(b)(c)                                          204,300             7,542,756

                                                                        -------------
                                                                           31,605,056
                                                                        -------------
Soaps & Cosmetics - 1.4%
  The Procter & Gamble Co.                              298,500            17,199,570
                                                                        -------------
Telecommunications - 4.5%
  AT&T, Inc.(b)                                         626,200            16,932,448
  Motorola, Inc.(b)                                     677,200            15,514,652
  Sprint Nextel Corp.                                   398,337            10,293,028
  Verizon Communications, Inc.(b)                       421,391            14,352,577

                                                                        -------------
                                                                           57,092,705
                                                                        -------------

                                                  NUMBER
                                                 OF SHARES               VALUE
                                           --------------------   -------------------
COMMON STOCKS (Continued)
Tobacco - 0.7%
  Altria Group, Inc.                                    131,300         $   9,303,918
                                                                        -------------
Transportation - 1.2%
  FedEx Corp.                                            75,800             8,560,852
  Ryder Systems, Inc.(b)                                158,100             7,079,718

                                                                        -------------
                                                                           15,640,570
                                                                        -------------
TOTAL COMMON STOCKS
  (Cost $1,007,774,779)                                                 1,266,768,426
                                                                        -------------
SHORT TERM INVESTMENTS - 0.5%
  Galileo Money Market Fund
  (Cost $6,033,504)                                   6,033,504             6,033,504
                                                                        -------------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 100.2%
  (Cost $1,013,808,283)                                                 1,272,801,930
                                                                        -------------

                                                       PAR
                                        MATURITY      (000)
                                       ----------   ---------
SECURITIES LENDING COLLATERAL - 2.8%
  Banco Santander, Certificate of
    Deposit
       4.34%(e)                          04/10/06     $ 6,619    6,619,375
  Bank of America, Master Notes
       4.08%(e)(f)                       04/03/06      22,064   22,064,217
  Morgan Stanley, Floating Rate
    Notes
       4.94%(e)(f)                       04/03/06       7,414    7,414,072

                                                                ----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $36,097,664)                                            36,097,664
                                                                ----------

                                               NUMBER
                                             OF SHARES
                                           -------------
INVESTMENT IN AFFILIATE - 9.8%
  Institutional Money Market
    Trust(e)
  (Cost $124,481,024)                        124,481,024   124,481,024
                                                           -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
46

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     INVESTMENT TRUST PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                 VALUE
                                           -----------------
TOTAL INVESTMENTS IN SECURITIES -  112.8%
  (Cost $1,174,386,971(a))                    $1,433,380,618
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (12.6)%                  (160,578,688)
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.2)%                           (2,010,311)
                                              --------------
TOTAL NET ASSETS - 100%                       $1,270,791,619
                                              ==============

-------------------

 (a) Cost for federal income tax purposes is $1,175,713,598. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                          $265,406,778
   Gross unrealized depreciation                                            (7,739,758)
                                                                          ------------
                                                                          $257,667,020
                                                                          ============

 (b) Total or partial securities on loan.
  (c) Non-income producing security.
 (d) Securities, or a portion thereof, pledged as collateral with a value of
       $1,817,380 on 23 long S&P 500 futures contracts expiring June 2006. The notional value of such contracts on March 31, 2006 was $7,493,975, with an unrealized gain of $77,697 (including commissions of $72).
 (e) Securities purchased with the cash proceeds from securities loaned.
     (f) Rates shown are the rates as of March 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              47

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                        LARGE CAP VALUE EQUITY PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 99.3%
Aerospace - 1.1%
  Lockheed Martin Corp.                                 25,300           $ 1,900,789
  Raytheon Co.                                          46,000             2,108,640

                                                                         -----------
                                                                           4,009,429
                                                                         -----------
Banks - 17.5%
  Bank of America Corp.(b)                             197,300             8,985,042
  Citigroup, Inc.(b)                                   248,797            11,753,170
  City National Corp.                                   37,900             2,910,341
  Colonial BancGroup, Inc.                             105,900             2,647,500
  J.P. Morgan Chase & Co.                              305,700            12,729,348
  Key Corp.                                            118,700             4,368,160
  SunTrust Banks, Inc.                                  44,600             3,245,096
  U.S. Bancorp.                                        165,400             5,044,700
  Wachovia Corp.(c)                                    153,500             8,603,675
  Zions Bancorp.                                        21,771             1,801,115

                                                                         -----------
                                                                          62,088,147
                                                                         -----------
Beverages & Bottling - 0.9%
  Constellation Brands, Inc.(c)(d)                      57,000             1,427,850
  Pepsi Bottling Group, Inc.                            63,100             1,917,609

                                                                         -----------
                                                                           3,345,459
                                                                         -----------
Chemicals - 1.7%
  The Dow Chemical Co.                                  54,400             2,208,640
  The Lubrizol Corp.                                    39,400             1,688,290
  Rohm and Haas Co.                                     46,600             2,277,342

                                                                         -----------
                                                                           6,174,272
                                                                         -----------
Computer & Office Equipment - 2.4%
  Hewlett-Packard Co.                                   97,300             3,201,170
  International Business Machines
    Corp.                                               42,400             3,496,728
  Western Digital Corp.(c)(d)                           89,700             1,742,871

                                                                         -----------
                                                                           8,440,769
                                                                         -----------
Computer Software & Services - 1.2%
  Computer Sciences Corp.(d)                            36,400             2,022,020
  Microsoft Corp.                                       78,900             2,146,869

                                                                         -----------
                                                                           4,168,889
                                                                         -----------
Conglomerates - 1.7%
  Time Warner, Inc.(c)                                 368,600             6,188,794
                                                                         -----------
Electronics - 1.1%
  Jabil Circuit, Inc.(d)                                45,300             1,941,558
  L-3 Communications Holdings,
    Inc.                                                22,800             1,956,012

                                                                         -----------
                                                                           3,897,570
                                                                         -----------
Energy & Utilities - 5.6%
  CenterPoint Energy, Inc.                             205,800             2,455,194
  CMS Energy Corp.(d)                                  185,300             2,399,635
  FirstEnergy Corp.                                     46,400             2,268,960
  PG&E Corp.                                            92,100             3,582,690
  PPL Corp.(c)                                         175,600             5,162,640
  Sempra Energy                                         52,900             2,457,734
  TXU Corp.                                             34,700             1,553,172

                                                                         -----------
                                                                          19,880,025
                                                                         -----------
Entertainment & Leisure - 2.2%
  Sabre Holdings Corp.(c)                               71,300             1,677,689
  The Walt Disney Co.(c)                               217,700             6,071,653

                                                                         -----------
                                                                           7,749,342
                                                                         -----------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Finance - 6.3%
  Affiliated Managers Group,
    Inc.(c)(d)                                          29,800           $ 3,176,978
  The Bear Stearns Cos., Inc.                           26,200             3,633,940
  Capital One Financial Corp.
                                                        26,500             2,133,780
  CIT Group, Inc.
                                                        51,200             2,740,224
  Countrywide Financial Corp.(c)                        53,300             1,956,110
  Fannie Mae                                            54,400             2,796,160
  Golden West Financial Corp.(c)                        52,000             3,530,800
  State Street Corp.(c)                                 42,600             2,574,318

                                                                         -----------
                                                                          22,542,310
                                                                         -----------
Food & Agriculture - 1.5%
  Archer-Daniels-Midland Co.                           103,800             3,492,870
  General Mills, Inc.(c)                                38,800             1,966,384

                                                                         -----------
                                                                           5,459,254
                                                                         -----------
Insurance - 7.1%
  ACE Ltd.
                                                        36,200             1,882,762
  The Allstate Corp.                                    54,800             2,855,628
  American International Group,
    Inc.                                                70,000             4,626,300
  CHUBB Corp.                                           35,500             3,388,120
  Genworth Financial, Inc.
                                                        59,900             2,002,457
  Hartford Financial Services Group
                                                        49,900             4,019,445
  MetLife, Inc.                                         43,000             2,079,910
  Nationwide Financial Services,
    Inc.                                                41,300             1,776,726
  W.R. Berkley Corp.                                    43,600             2,531,416

                                                                         -----------
                                                                          25,162,764
                                                                         -----------
Manufacturing - 6.3%
  Black & Decker Corp.                                  18,600             1,616,154
  Cummins, Inc.                                         23,800             2,501,380
  Fortune Brands, Inc.                                  30,600             2,467,278
  General Electric Co.                                 222,600             7,742,028
  Nucor Corp.(c)
                                                        29,800             3,122,742
  Parker Hannifin Corp.
                                                        27,300             2,200,653
  Reynold American, Inc.(c)                             24,400             2,574,200

                                                                         -----------
                                                                          22,224,435
                                                                         -----------
Medical & Medical Services - 1.1%
  Community Health Systems,
    Inc.(d)
                                                        55,000             1,988,250
  Coventry Health Care, Inc.(d)                         36,025             1,944,630

                                                                         -----------
                                                                           3,932,880
                                                                         -----------
Metal & Mining - 0.7%
  Phelps Dodge Corp.                                    29,400             2,367,582
                                                                         -----------
Oil & Gas - 14.4%
  AGL Resources, Inc.
                                                        68,800             2,480,240
  Amerada Hess Corp.                                    18,400             2,620,160
  Chevron Corp.                                         90,100             5,223,097
  ConocoPhillips(c)                                    140,200             8,853,630
  Devon Energy Corp.                                    50,100             3,064,617
  Exxon Mobil Corp.(c)                                 384,000            23,370,240
  Nabors Industries Ltd.(d)                             24,600             1,760,868
  Valero Energy Corp.                                   62,300             3,724,294

                                                                         -----------
                                                                          51,097,146
                                                                         -----------
Paper & Forest Products - 1.3%
  Louisiana-Pacific Corp.                               88,500             2,407,200

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
48

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                              NUMBER
                                            OF SHARES         VALUE
                                           -----------   --------------
COMMON STOCKS (Continued)
Paper & Forest Products (Continued)
  Temple Inland, Inc.                           46,800     $  2,084,940

                                                           ------------
                                                              4,492,140
                                                           ------------
Pharmaceuticals - 5.6%
  Merck & Co., Inc.                            121,900        4,294,537
  Pfizer, Inc.                                 469,400       11,697,448
  Wyeth                                         80,900        3,925,268

                                                           ------------
                                                             19,917,253
                                                           ------------
Publishing & Printing - 1.0%
  The McGraw-Hill Cos., Inc.                    61,900        3,566,678
                                                           ------------
Railroad & Shipping - 1.6%
  Burlington Northern Santa Fe
    Corp.                                       67,300        5,608,109
                                                           ------------
Real Estate - 3.5%
  Centex Corp.                                  20,800        1,289,392
  HRPT Properties Trust(REIT)                  205,400        2,411,396
  Kimco Realty Corp.(REIT)(c)                   99,200        4,031,488
  Simon Property Group, Inc.(c)                 53,900        4,535,146

                                                           ------------
                                                             12,267,422
                                                           ------------
Restaurants - 1.1%
  McDonald's Corp.                             114,000        3,917,040
                                                           ------------
Retail Merchandising - 2.3%
  Barnes & Noble, Inc.(c)                       37,700        1,743,625
  The Home Depot, Inc.                          51,200        2,165,760
  J.C. Penney Co., Inc.                         39,200        2,368,072
  The Kroger Co.(d)                             96,800        1,970,848

                                                           ------------
                                                              8,248,305
                                                           ------------
Security Brokers & Dealers - 2.5%
  E*TRADE Financial Corp.(d)                   147,000        3,966,060
  Lehman Brothers Holdings, Inc.                34,400        4,971,832

                                                           ------------
                                                              8,937,892
                                                           ------------
Semiconductors & Related Devices - 0.6%
  Freescale Semiconductor, Inc. -
    Class A(d)                                  49,050        1,364,080
  Freescale Semiconductor, Inc. -
    Class B(d)                                  24,950          692,862

                                                           ------------
                                                              2,056,942
                                                           ------------
Telecommunications - 6.2%
  ALLTEL Corp.                                  35,100        2,272,725
  AT&T, Inc.(c)                                296,200        8,009,248
  Motorola, Inc.(c)                             87,200        1,997,752
  Sprint Nextel Corp.                          136,900        3,537,496
  Verizon Communications, Inc.(c)              181,900        6,195,514

                                                           ------------
                                                             22,012,735
                                                           ------------
Tobacco - 0.8%
  Altria Group, Inc.                            42,400        3,004,464
                                                           ------------
TOTAL COMMON STOCKS
  (Cost $270,397,095)                                       352,758,047
                                                           ------------
SHORT TERM INVESTMENTS - 1.3%
  Galileo Money Market Fund
    (Cost $4,352,096)                        4,352,096        4,352,096
                                                           ------------

                                                VALUE
                                           ---------------
TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 100.6%
  (Cost $274,749,191)                         $357,110,142
                                              ------------

                                                       PAR
                                        MATURITY      (000)
                                       ----------   ---------
SECURITIES LENDING COLLATERAL - 5.7%
  Banco Santander, Certificate of
    Deposit
       4.34%(e)                          04/10/06      $2,785       2,785,189
  Bank of America, Master Notes
       4.08%(e)(f)                       04/03/06       9,959       9,958,570
  Morgan Stanley, Floating Rate
    Notes
       4.94%(e)(f)                       04/03/06       7,521       7,520,663

                                                                   ----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $20,264,422)                                               20,264,422
                                                                   ----------

                                              NUMBER
                                             OF SHARES
                                           ------------
INVESTMENT IN AFFILIATE - 11.7%
  Institutional Money Market
    Trust(e)
  (Cost $41,626,334)                         41,626,334   41,626,334
                                                          ----------

TOTAL INVESTMENTS IN SECURITIES -  118.0%
  (Cost $336,639,947(a))                       419,000,899
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (17.4)%                 (61,890,756)
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.6)%                         (1,942,025)
                                              ------------
TOTAL NET ASSETS - 100%                       $355,168,118
                                              ============

-------------------

 (a) Cost for federal income tax purposes is $338,654,763. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                         $84,842,172
   Gross unrealized depreciation                                          (4,496,037)
                                                                         -----------
                                                                         $80,346,135
                                                                         ===========

 (b) Securities, or a portion thereof, pledged as collateral with a value of
       $680,112 on 10 long S&P 500 futures contracts expiring June 2006. The notional value of such contracts on March 31, 2006 was $3,258,250, with an unrealized gain of $7,350 (including commissions of $32).
     (c) Total or partial securities on loan.
 (d) Non-income producing security.
 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Rates shown are the rates as of March 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              49

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                       LARGE CAP GROWTH EQUITY PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 98.8%
Aerospace - 2.4%
  The Boeing Co.                                        10,100            $  787,093
  Lockheed Martin Corp.                                  6,600               495,858

                                                                          ----------
                                                                           1,282,951
                                                                          ----------
Banks - 0.3%
  Citigroup, Inc.                                        3,507               165,671
                                                                          ----------
Beverages & Bottling - 3.1%
  Constellation Brands, Inc.(b)(c)                       9,600               240,480
  Pepsi Bottling Group, Inc.                            11,200               340,368
  PepsiCo, Inc.                                         19,100             1,103,789

                                                                          ----------
                                                                           1,684,637
                                                                          ----------
Business Services - 2.3%
  Acxiom Corp.                                          12,700               328,168
  Alliance Data Systems Corp.(b)                        12,600               589,302
  ARAMARK Corp. - Class B                               11,400               336,756

                                                                          ----------
                                                                           1,254,226
                                                                          ----------
Chemicals - 0.7%
  The Dow Chemical Co.                                   9,800               397,880
                                                                          ----------
Computer & Office Equipment - 7.2%
  Apple Computer, Inc.(b)                                4,000               250,880
  Cisco Systems, Inc.(b)                                78,600             1,703,262
  Hewlett-Packard Co.                                   15,800               519,820
  International Business Machines
    Corp.                                               17,500             1,443,225

                                                                          ----------
                                                                           3,917,187
                                                                          ----------
Computer Software & Services - 9.9%
  Activision, Inc.(b)                                        2                    27
  Advanced Micro Devices, Inc.(b)                        9,200               305,072
  BMC Software, Inc.(b)                                 19,100               413,706
  Checkfree Corp.(b)                                     3,900               196,950
  Citrix Systems, Inc.(b)                               10,300               390,370
  Computer Sciences Corp.(b)                             5,600               311,080
  eBay, Inc.(b)                                          8,900               347,634
  Electronic Data Systems Corp.                          9,900               265,617
  Google, Inc. - Class A(b)(c)                           1,500               585,000
  Microsoft Corp.                                       81,500             2,217,615
  Yahoo! Inc.(b)                                        10,100               325,826

                                                                          ----------
                                                                           5,358,897
                                                                          ----------
Conglomerates - 0.6%
  Time Warner, Inc.(c)                                  19,400               325,726
                                                                          ----------
Construction - 1.4%
  Lennar Corp.                                           4,600               277,748
  Martin Marietta Materials, Inc.                        4,600               492,338

                                                                          ----------
                                                                             770,086
                                                                          ----------
Electronics - 3.5%
  AES Corp.(b)                                          26,300               448,678
  Amphenol Corp.                                         5,300               276,554
  Emerson Electric Co.                                   4,000               334,520
  Intel Corp.(c)                                        13,400               259,290
  Jabil Circuit, Inc.(b)                                 6,700               287,162
  L-3 Communications Holdings,
    Inc.                                                 3,200               274,528

                                                                          ----------
                                                                           1,880,732
                                                                          ----------
Energy & Utilities - 0.8%
  Airgas, Inc.                                          11,600               453,444
                                                                          ----------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Entertainment & Leisure - 2.5%
  Boyd Gaming Corp.                                      8,800            $  439,472
  Sabre Holdings Corp.(c)                               12,900               303,537
  The Walt Disney Co.(c)
                                                        21,300               594,057

                                                                          ----------
                                                                           1,337,066
                                                                          ----------
Finance - 2.9%
  Affiliated Managers Group,
    Inc.(b)(c)                                           4,200               447,762
  American Express Co.                                  11,800               620,090
  Capital One Financial Corp.                            3,400               273,768
  State Street Corp.(c)                                  4,200               253,806

                                                                          ----------
                                                                           1,595,426
                                                                          ----------
Food & Agriculture - 0.6%
  Campbell Soup Co.(d)                                   9,500               307,800
                                                                          ----------
Insurance - 3.0%
  American International Group,
    Inc.                                                 6,500               429,585
  Genworth Financial, Inc.
                                                         7,600               254,068
  W.R. Berkley Corp.
                                                         7,200               418,032
  WellPoint, Inc.(b)                                     6,900               534,267

                                                                          ----------
                                                                           1,635,952
                                                                          ----------
Machinery & Heavy Equipment - 0.6%
  Caterpillar, Inc.                                      4,800               344,688
                                                                          ----------
Manufacturing - 11.5%
  3M Co.                                                 4,100               310,329
  Black & Decker Corp.
                                                         3,700               321,493
  Corning, Inc.(b)
                                                        16,300               438,633
  Cummins, Inc.                                          4,500               472,950
  Dade Behring Holdings, Inc.                           11,800               421,378
  General Electric Co.                                  83,000             2,886,740
  Nike, Inc.(c)                                          6,400               544,640
  Nucor Corp.(c)                                         4,900               513,471
  Parker Hannifin Corp.                                  4,400               354,684

                                                                          ----------
                                                                           6,264,318
                                                                          ----------
Medical & Medical Services - 6.2%
  Amgen, Inc.(b)                                         5,200               378,300
  Baxter International, Inc.                             7,600               294,956
  Community Health Systems,
    Inc.(b)                                              8,200               296,430
  Coventry Health Care, Inc.(b)
                                                         9,598               518,100
  Express Scripts, Inc.(b)
                                                         3,600               316,440
  McKesson Corp.                                        10,100               526,513
  Pharmaceutical Product
    Development, Inc.                                    8,600               297,646
  STERIS Corp.                                          13,500               333,180
  UnitedHealth Group, Inc.                               6,800               379,848

                                                                          ----------
                                                                           3,341,413
                                                                          ----------
Medical Instruments & Supplies - 4.9%
  Beckman Coulter, Inc.                                  7,900               431,103
  Becton, Dickinson & Co.                               10,000               615,800
  Invitrogen Corp.(b)                                    5,400               378,702
  Johnson & Johnson                                     15,900               941,598
  Waters Corp.(b)                                        6,300               271,845

                                                                          ----------
                                                                           2,639,048
                                                                          ----------
Motor Vehicles - 0.5%
  Harley-Davidson, Inc.
                                                         5,200               269,776
                                                                          ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
50

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                 LARGE CAP GROWTH EQUITY PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Oil & Gas - 3.2%
  Devon Energy Corp.                                     8,500            $  519,945
  Grant Prideco, Inc.(b)                                10,800               462,672
  Patterson-UTI Energy, Inc.                            17,800               568,888
  Sunoco, Inc.                                           2,700               209,439

                                                                          ----------
                                                                           1,760,944
                                                                          ----------
Pharmaceuticals - 5.9%
  Abbott Laboratories                                   15,500               658,285
  Genentech, Inc.(b)                                     3,000               253,530
  Gilead Sciences, Inc.(b)                              10,400               647,088
  Merck & Co., Inc.                                     17,900               630,617
  Pfizer, Inc.                                          15,400               383,768
  Wyeth                                                 12,600               611,352

                                                                          ----------
                                                                           3,184,640
                                                                          ----------
Publishing & Printing - 1.1%
  The McGraw-Hill Cos., Inc.                            10,900               628,058
                                                                          ----------
Railroad & Shipping - 0.7%
  Burlington Northern Santa Fe
    Corp.                                                4,600               383,318
                                                                          ----------
Restaurants - 1.0%
  Darden Restaurants, Inc.                              13,800               566,214
                                                                          ----------
Retail Merchandising - 7.5%
  Advance Auto Parts, Inc.                               6,400               266,496
  Barnes & Noble, Inc.(c)                                6,900               319,125
  Best Buy Co., Inc.                                     4,900               274,057
  Claire's Stores, Inc.                                 11,800               428,458
  The Home Depot, Inc.                                  23,400               989,820
  J.C. Penney Co., Inc.                                  7,900               477,239
  Nordstrom, Inc.                                       14,600               572,028
  Target Corp.                                           7,000               364,070
  Wal-Mart Stores, Inc.                                  8,300               392,092

                                                                          ----------
                                                                           4,083,385
                                                                          ----------
Security Brokers & Dealers - 0.9%
  E*TRADE Financial Corp.(b)                            17,700               477,546
                                                                          ----------
Semiconductors & Related Devices - 4.3%
  Freescale Semiconductor, Inc. -
    Class A(b)                                           7,800               216,918
  Freescale Semiconductor, Inc. -
    Class B(b)                                           7,800               216,606
  Lam Research Corp.(b)                                  9,000               387,000
  LSI Logic Corp.(b)                                    33,100               382,636
  MEMC Electronic Materials,
    Inc.(b)                                             13,700               505,804
  Texas Instruments, Inc.                               18,700               607,189

                                                                          ----------
                                                                           2,316,153
                                                                          ----------
Soaps & Cosmetics - 4.1%
  Colgate-Palmolive Co.                                  5,800               331,180
  The Procter & Gamble Co.                              32,790             1,889,360

                                                                          ----------
                                                                           2,220,540
                                                                          ----------
Telecommunications - 1.9%
  Motorola, Inc.(c)                                     33,600               769,776
  Sprint Nextel Corp.                                   10,154               262,379

                                                                          ----------
                                                                           1,032,155
                                                                          ----------
Tobacco - 0.9%
  Altria Group, Inc.                                     6,600               467,676
                                                                          ----------
Transportation - 1.8%
  FedEx Corp.                                            2,500               282,350

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Transportation (Continued)
  Ryder Systems, Inc.(c)                                 8,100           $   362,718
  Swift Transportation Co., Inc.(b)                     16,000               347,680

                                                                         -----------
                                                                             992,748
                                                                         -----------
Waste Management - 0.6%
  Waste Management, Inc.
                                                         8,700               307,110
                                                                         -----------
TOTAL COMMON STOCKS
  (Cost $40,594,339)                                                      53,647,411
                                                                         -----------
SHORT TERM INVESTMENTS - 1.2%
  Galileo Money Market Fund
    (Cost $641,944)                                    641,944               641,944
                                                                         -----------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 100.0%
  (Cost $41,236,283)                                                  54,289,355
                                                                      ----------

                                                      PAR
                                        MATURITY     (000)
                                       ----------   ------
SECURITIES LENDING COLLATERAL - 2.4%
  Banco Santander, Certificate of
    Deposit
    4.34%(e)                             04/10/06     $523     522,694
  Morgan Stanley, Floating Rate
    Notes
    4.94%(e)(f)                          04/03/06      785     784,744

                                                             ---------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,307,438)                                          1,307,438
                                                             ---------

                                              NUMBER
                                            OF SHARES
                                           -----------
INVESTMENT IN AFFILIATE - 7.5%
  Institutional Money Market
    Trust(e)
  (Cost $4,061,101)                          4,061,101   4,061,101
                                                         ---------

TOTAL INVESTMENTS IN SECURITIES -  109.9%
  (Cost $46,604,822(a))                        59,657,894
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (9.9)%                  (5,368,539)
LIABILITIES IN EXCESS OF
  OTHER ASSETS - 0.0%                             (28,732)
                                              -----------
TOTAL NET ASSETS - 100%                       $54,260,623
                                              ===========

-------------------

 (a) Cost for federal income tax purposes is $46,871,585. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                       $13,257,589
   Gross unrealized depreciation                                          (471,280)
                                                                       -----------
                                                                       $12,786,309
                                                                       ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              51

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                 LARGE CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

 (d) Securities, or a portion thereof, pledged as collateral with a value of
       $307,800 on 6 long S&P 500 futures contracts and 1 long NASDAQ 100 futures contract expiring June 2006.  The notional value of such contracts on March 31, 2006 was $562,990, with an unrealized gain of
       $4,955 (including commissions of $14).
 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Rates shown are the rates as of March 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
52

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                         DIVIDEND ACHIEVERSTM PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 99.0%
Aerospace - 2.1%
  General Dynamics Corp.                                 7,600            $  486,248
  United Technologies Corp.                              4,000               231,880

                                                                          ----------
                                                                             718,128
                                                                          ----------
Banks - 17.0%
  AmSouth Bancorp                                       10,800               292,140
  Bank of America Corp.                                 22,900             1,042,866
  Bank of Hawaii Corp.                                   3,950               210,575
  Citigroup, Inc.                                       22,000             1,039,280
  City National Corp.                                    2,700               207,333
  J.P. Morgan Chase & Co.                               21,000               874,440
  Key Corp.                                             12,350               454,480
  National City Corp.                                   15,400               537,460
  SunTrust Banks, Inc.                                   4,300               312,868
  Wachovia Corp.(b)                                      7,450               417,572
  Wells Fargo & Co.(b)                                   6,500               415,155

                                                                          ----------
                                                                           5,804,169
                                                                          ----------
Beverages & Bottling - 0.6%
  PepsiCo, Inc.                                          3,350               193,596
                                                                          ----------
Chemicals - 1.2%
  PPG Industries, Inc.                                   2,700               171,045
  Rohm and Haas Co.                                      5,100               249,237

                                                                          ----------
                                                                             420,282
                                                                          ----------
Computer & Office Equipment - 2.2%
  International Business Machines
    Corp.                                                5,400               445,338
  Pitney Bowes, Inc.                                     6,900               296,217

                                                                          ----------
                                                                             741,555
                                                                          ----------
Computer Software & Services - 1.0%
  Automatic Data Processing, Inc.                        3,300               150,744
  Microsoft Corp.(b)                                     6,800               185,028

                                                                          ----------
                                                                             335,772
                                                                          ----------
Construction - 1.3%
  Martin Marietta Materials, Inc.(b)                     4,050               433,472
                                                                          ----------
Electronics - 0.6%
  Emerson Electric Co.                                   2,400               200,712
                                                                          ----------
Energy & Utilities - 5.6%
  Atmos Energy Corp.                                     8,800               231,704
  Consolidated Edison, Inc.                              8,450               367,575
  FPL Group, Inc.                                        9,400               377,316
  Pinnacle West Capital Corp.                            8,600               336,260
  Progress Energy, Inc.(b)                               7,600               334,248
  Vectren Corp.                                         10,000               263,800

                                                                          ----------
                                                                           1,910,903
                                                                          ----------
Entertainment & Leisure - 0.9%
  The Walt Disney Co.(b)                                11,100               309,579
                                                                          ----------
Finance - 7.6%
  American Capital Strategies
    Ltd.(b)                                              3,000               105,480
  CIT Group, Inc.                                        6,000               321,120
  Franklin Resources, Inc.                               3,900               367,536
  Freddie Mac                                            3,100               189,100
  Indymac Bancorp, Inc.                                  3,750               153,488
  Merrill Lynch & Co., Inc.(b)                           7,000               551,320
  Nuveen Investments - Class A                           5,400               260,010
  Protective Life Corp.                                  5,000               248,700

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Finance (Continued)
  Washington Mutual, Inc.(b)                             9,050            $  385,711

                                                                          ----------
                                                                           2,582,465
                                                                          ----------
Food & Agriculture - 0.7%
  Archer-Daniels-Midland Co.                             7,000               235,550
                                                                          ----------
Insurance - 6.1%
  The Allstate Corp.                                    10,400               541,944
  American International Group,
    Inc.(b)                                              5,600               370,104
  CHUBB Corp.                                            5,100               486,744
  Harleysville Group, Inc.                               7,650               227,129
  Lincoln National Corp.(b)                              5,200               283,868
  Old Republic International Corp.                       7,275               158,740

                                                                          ----------
                                                                           2,068,529
                                                                          ----------
Manufacturing - 8.1%
  A.O. Smith Corp.                                       5,500               290,400
  Fuller (H.B.) Co.
                                                         7,600               390,184
  General Electric Co.
                                                        22,150               770,377
  La-Z-Boy, Inc.(b)                                     17,700               300,900
  Nucor Corp.(b)                                         4,800               502,992
  Parker Hannifin Corp.                                  3,100               249,891
  Reynold American, Inc.(b)                              2,300               242,650

                                                                          ----------
                                                                           2,747,394
                                                                          ----------
Medical & Medical Services - 0.8%
  Health Care Property Investors,
    Inc.                                                 9,300               264,120
                                                                          ----------
Medical Instruments & Supplies - 0.5%
  Becton, Dickinson & Co.                                2,600               160,108
                                                                          ----------
Motor Vehicles - 0.5%
  Harley-Davidson, Inc.(b)
                                                         3,500               181,580
                                                                          ----------
Oil & Gas - 13.8%
  Chevron Corp.(c)                                      20,650             1,197,081
  ConocoPhillips(b)                                     11,500               726,225
  Energen Corp.
                                                         8,100               283,500
  Exxon Mobil Corp.(b)(c)
                                                        32,600             1,984,036
  Helmerich & Payne, Inc.                                7,550               527,141

                                                                          ----------
                                                                           4,717,983
                                                                          ----------
Paper & Paper Products - 1.2%
  Sonoco Products Co.                                   12,150               411,520
                                                                          ----------
Pharmaceuticals - 6.6%
  Bristol-Myers Squibb Co.(b)                            6,300               155,043
  Eli Lilly & Co.(b)                                     2,450               135,485
  Merck & Co., Inc.(b)                                  18,350               646,470
  Pfizer, Inc.                                          52,100             1,298,332

                                                                          ----------
                                                                           2,235,330
                                                                          ----------
Publishing & Printing - 2.2%
  The McGraw-Hill Cos., Inc.                             6,900               397,578
  The New York Times Co. - Class
    A                                                    7,100               179,701
  R.R. Donnelley & Sons Co.(b)                           5,700               186,504

                                                                          ----------
                                                                             763,783
                                                                          ----------
Real Estate - 4.4%
  CBL & Associates Properties, Inc.
    (REIT)                                               5,100               216,495
  Colonial Properties Trust (REIT)                       3,700               185,481

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              53

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                   DIVIDEND ACHIEVERSTM PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                              NUMBER
                                            OF SHARES        VALUE
                                           -----------   -------------
COMMON STOCKS (Continued)
Real Estate (Continued)
  HRPT Properties Trust(REIT)                   12,800     $   150,272
  Kimco Realty Corp.(REIT)(b)                    9,900         402,336
  Simon Property Group, Inc.(b)                  1,650         138,831
  Sun Communities, Inc. (REIT)                   3,700         130,795
  Tanger Factory Outlet Centers,
    Inc.                                         8,500         292,485

                                                           -----------
                                                             1,516,695
                                                           -----------
Restaurants - 2.0%
  McDonald's Corp.                              19,850         682,046
                                                           -----------
Retail Merchandising - 2.3%
  The Home Depot, Inc.(b)                        8,200         346,860
  Supervalue, Inc.(b)                            5,500         169,510
  Target Corp.                                   5,000         260,050

                                                           -----------
                                                               776,420
                                                           -----------
Semiconductors & Related Devices - 0.4%
  Linear Technology Corp.                        3,800         133,304
                                                           -----------
Soaps & Cosmetics - 0.5%
  Colgate-Palmolive Co.                          3,100         177,010
                                                           -----------
Telecommunications - 6.5%
  ALLTEL Corp.                                   2,400         155,400
  AT&T, Inc.(b)                                 39,200       1,059,968
  CenturyTel, Inc.                               4,300         168,216
  Motorola, Inc.                                 8,500         194,735
  Verizon Communications, Inc.(b)               18,400         626,704

                                                           -----------
                                                             2,205,023
                                                           -----------
Tobacco - 2.3%
  Altria Group, Inc.                            11,000         779,460
                                                           -----------
TOTAL COMMON STOCKS
  (Cost $30,655,891)                                        33,706,488
                                                           -----------
SHORT TERM INVESTMENTS - 1.0%
  Galileo Money Market Fund
  (Cost $331,790)                              331,790         331,790
                                                           -----------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 100.0%
  (Cost $30,987,681)                                                  34,038,278
                                                                      ----------

                                                      PAR
                                        MATURITY     (000)        VALUE
                                       ----------   -------   ------------
SECURITIES LENDING COLLATERAL - 7.4%
  Banco Santander, Certificate of
    Deposit
       4.34%(d)                          04/10/06      $718     $  718,130
  Bank of America, Master Notes
       4.08%(d)(e)                       04/03/06       855        854,711
  Citibank, Master Notes
       4.94%(d)(e)                       04/03/06       648        647,647
  Morgan Stanley, Floating Rate
    Notes
       4.94%(d)(e)                       04/03/06       289        289,059

                                                                ----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,509,547)                                              2,509,547
                                                                ----------

                                              NUMBER
                                            OF SHARES
                                           -----------
INVESTMENT IN AFFILIATE - 23.3%
  Institutional Money Market
    Trust(d)
  (Cost $7,944,659)                          7,944,659   7,944,659
                                                         ---------

TOTAL INVESTMENTS IN SECURITIES -  130.7%
  (Cost $41,441,887(a))                        44,492,484
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (30.7)%                (10,454,206)
LIABILITIES IN EXCESS OF
  OTHER ASSETS - 0.0%                             (12,859)
                                             ------------
TOTAL NET ASSETS - 100%                      $ 34,025,419
                                             ============

-------------------

 (a) Cost for federal income tax purposes is $41,482,416. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                       $3,392,316
   Gross unrealized depreciation                                         (382,248)
                                                                       ----------
                                                                       $3,010,068
                                                                       ==========

 (b) Total or partial securities on loan.
  (c) Securities, or a portion thereof, pledged as collateral with a value of
       $354,178 on 3 long S&P 500 futures contracts expiring June 2006. The notional value of such contracts on March 31, 2006 was $195,495, with an unrealized gain of $908 (including commissions of $8).
 (d) Securities purchased with the cash proceeds from securities loaned.
 (e) Rates shown are the rates as of March 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
54

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                                LEGACY PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 98.8%
Aerospace - 1.7%
  General Dynamics Corp.                                74,400           $ 4,760,112
                                                                         -----------
Beverages & Bottling - 2.6%
  PepsiCo, Inc.(b)                                     126,100             7,287,319
                                                                         -----------
Computer & Office Equipment - 4.2%
  Apple Computer, Inc.(c)                               59,800             3,750,656
  Hewlett-Packard Co.                                  235,400             7,744,660

                                                                         -----------
                                                                          11,495,316
                                                                         -----------
Computer Software & Services - 18.5%
  Adobe Systems, Inc.(c)                                99,600             3,478,032
  Cognizant Technology Solutions
    Corp.(b)(c)                                         73,800             4,390,362
  eBay, Inc.(b)(c)                                     150,600             5,882,436
  EMC Corp.(c)                                         667,000             9,091,210
  Google, Inc. - Class A(b)(c)                          14,069             5,486,910
  Microsoft Corp.                                      511,640            13,921,725
  Salesforce.com, Inc.(b)(c)                            96,900             3,520,377
  Yahoo! Inc.(b)(c)                                    158,100             5,100,306

                                                                         -----------
                                                                          50,871,358
                                                                         -----------
Finance - 9.7%
  American Express Co.(b)                              115,050             6,045,878
  Chicago Mercantile Exchange
    Holdings, Inc.                                       7,020             3,141,450
  Franklin Resources, Inc.                              39,176             3,691,946
  The Goldman Sachs Group, Inc.                         18,700             2,935,152
  Legg Mason, Inc.                                      22,200             2,782,326
  Morgan Stanley                                        44,300             2,782,926
  SLM Corp.                                            104,300             5,417,342

                                                                         -----------
                                                                          26,797,020
                                                                         -----------
Food & Agriculture - 1.7%
  Monsanto Co.                                          54,920             4,654,470
                                                                         -----------
Insurance - 0.9%
  WellPoint, Inc.(c)                                    32,000             2,477,760
                                                                         -----------
Manufacturing - 14.1%
  Cooper Industries Ltd. - Class A                      49,100             4,266,790
  Corning, Inc.(c)                                     231,000             6,216,210
  Danaher Corp.(b)                                      97,200             6,177,060
  General Electric Co.                                 217,972             7,581,066
  Honeywell International, Inc.                        131,300             5,615,701
  Polo Ralph Lauren Corp.                               64,300             3,897,223
  Textron, Inc.(b)                                      54,000             5,043,060

                                                                         -----------
                                                                          38,797,110
                                                                         -----------
Medical & Medical Services - 3.0%
  Caremark Rx, Inc.(c)                                  52,200             2,567,196
  Medco Health Solutions, Inc.(c)                       51,400             2,941,108
  MedImmune, Inc.(c)                                    78,900             2,886,162

                                                                         -----------
                                                                           8,394,466
                                                                         -----------
Medical Instruments & Supplies - 5.9%
  Advanced Medical Optics, Inc.(c)                      61,900             2,887,016
  Johnson & Johnson                                     89,420             5,295,452
  Medtronic, Inc.                                       39,100             1,984,325
  St. Jude Medical, Inc.(c)                            147,300             6,039,300

                                                                         -----------
                                                                          16,206,093
                                                                         -----------
Metal & Mining - 2.9%
  CONSOL Energy, Inc.                                  108,900             8,076,024
                                                                         -----------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Oil & Gas - 5.1%
  GlobalSantaFe Corp.                                  108,800          $  6,609,600
  Newfield Exploration Co.(b)(c)                        54,900             2,300,310
  Schlumberger Ltd.(b)                                  40,300             5,100,771

                                                                        ------------
                                                                          14,010,681
                                                                        ------------
Pharmaceuticals - 8.9%
  Allergan, Inc.(b)
                                                        37,720             4,092,620
  Amylin Pharmaceuticals,
    Inc.(b)(c)
                                                        76,700             3,754,465
  Eli Lilly & Co.(b)                                    49,000             2,709,700
  Genzyme Corp.(c)                                      54,500             3,663,490
  Merck & Co., Inc.                                    174,200             6,137,066
  Novartis AG - ADR                                     50,400             2,794,176
  Shire PLC - ADR                                       28,800             1,338,912

                                                                        ------------
                                                                          24,490,429
                                                                        ------------
Restaurants - 0.8%
  The Cheesecake Factory, Inc.(c)                       57,100             2,138,395
                                                                        ------------
Retail Merchandising - 7.2%
  Chico's FAS, Inc.(b)(c)
                                                        93,700             3,807,968
  Coach, Inc.(c)                                        61,800             2,137,044
  CVS Corp.                                            190,400             5,687,248
  Staples, Inc.                                        107,750             2,749,780
  Walgreen Co.                                          93,000             4,011,090
  Whole Foods Market, Inc.                              21,500             1,428,460

                                                                        ------------
                                                                          19,821,590
                                                                        ------------
Semiconductors & Related Devices - 4.5%
  Broadcom Corp. - Class A(b)(c)
                                                        63,300             2,732,028
  Freescale Semiconductor, Inc. -
    Class A(c)
                                                       172,600             4,800,006
  Marvell Technology Group Ltd.(c)                      29,700             1,606,770
  PMC-Sierra, Inc.(c)                                  261,000             3,207,690

                                                                        ------------
                                                                          12,346,494
                                                                        ------------
Soaps & Cosmetics - 3.4%
  The Procter & Gamble Co.                             161,900             9,328,678
                                                                        ------------
Telecommunications - 3.7%
  American Tower Corp. - Class
    A(c)                                                95,300             2,889,496
  Harman International Industries,
    Inc.                                                27,600             3,067,188
  NII Holdings, Inc.(c)                                 48,300             2,848,251
  Qualcomm, Inc.                                        29,200             1,477,812

                                                                        ------------
                                                                          10,282,747

                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $220,341,021)                                                    272,236,062
                                                                        ------------
WARRANTS - 0.0%
  Lucent Technologies, Inc. (issued
    12/10/04, expiring 12/10/07,
    strike price $2.75)(d)
  (Cost $8,011)
                                                        12,138                 7,586
                                                                        ------------
SHORT TERM INVESTMENTS - 1.5%
  Galileo Money Market Fund
  (Cost $4,191,203)                                  4,191,203             4,191,203
                                                                        ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              55

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                          LEGACY PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                           VALUE
                                                                      ---------------
TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 100.3%
  (Cost $224,540,235)                                                    $276,434,851
                                                                         ------------

                                                       PAR
                                        MATURITY      (000)
                                       ----------   --------
SECURITIES LENDING COLLATERAL - 3.3%
  Banco Santander, Certificate of
    Deposit
    4.34%(e)                             04/10/06     $  758        758,352
  Bank of America, Master Notes
    4.08%(e)(f)                          04/03/06      3,846      3,846,451
  Morgan Stanley, Floating Rate
    Notes
    4.94%(e)(f)                          04/03/06      4,538      4,538,488

                                                                  ---------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $9,143,291)                                               9,143,291
                                                                  ---------

                                             NUMBER OF
                                              SHARES
                                           ------------
INVESTMENT IN AFFILIATE - 9.8%
  Institutional Money Market
    Trust(e)
  (Cost $27,124,544)                          27,124,544  27,124,544
                                                          ----------

TOTAL INVESTMENTS IN SECURITIES -  113.4%
  (Cost $260,808,070(a))                       312,702,686
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (13.1)%                 (36,267,835)
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.3)%                           (755,308)
                                              ------------
TOTAL NET ASSETS - 100%                       $275,679,543
                                              ============

-------------------

 (a) Cost for federal income tax purposes is $261,036,910. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                         $53,953,229
   Gross unrealized depreciation                                          (2,287,453)
                                                                         -----------
                                                                         $51,665,776
                                                                         ===========

 (b) Total or partial securities on loan.
  (c) Non-income producing security.
 (d) As of March 31, 2006, the aggregate amount of shares called for by these warrants is 12,138.  These warrants were exercisable as of 12/10/04.
 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Rates shown are the rates as of March 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
56

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                         MID-CAP VALUE EQUITY PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 96.2%
Banks - 7.9%
  City National Corp.                                  143,800           $11,042,402
  Compass Bancshares, Inc.                             228,800            11,579,568
  Hudson City Bancorp, Inc.                            941,700            12,515,193
  North Fork Bancorp, Inc.                             388,150            11,190,364
  Sovereign Bancorp, Inc.                              372,400             8,159,284
  Wintrust Financial Corp.                             187,600            10,912,692

                                                                         -----------
                                                                          65,399,503
                                                                         -----------
Beverages & Bottling - 0.6%
  Coca-Cola Enterprises, Inc.                          246,900             5,021,946
                                                                         -----------
Broadcasting - 1.1%
  Belo Corp.                                           293,400             5,832,792
  Lin TV Corp.(b)                                      319,520             2,875,680

                                                                         -----------
                                                                           8,708,472
                                                                         -----------
Business Services - 6.0%
  Amvescap PLC - ADR                                   576,400            10,870,904
  ARAMARK Corp. - Class B                              337,900             9,981,566
  The Brink's Co.                                      313,300            15,903,108
  Expedia, Inc.(b)                                     311,200             6,308,024
  W.W. Grainger, Inc.(c)                                87,490             6,592,371

                                                                         -----------
                                                                          49,655,973
                                                                         -----------
Chemicals - 2.5%
  Ashland, Inc.                                        214,900            15,275,092
  FMC Corp.                                             91,100             5,646,378

                                                                         -----------
                                                                          20,921,470
                                                                         -----------
Computer & Office Equipment - 2.9%
  American Power Conversion
    Corp.(c)                                           381,000             8,804,910
  Avery Dennison Corp.(c)                              117,600             6,877,248
  NCR Corp.(b)                                         193,500             8,086,365
  Phase Metrics, Inc.(b)(d)                            108,409                 2,168

                                                                         -----------
                                                                          23,770,691
                                                                         -----------
Computer Software & Services - 3.3%
  Activision, Inc.(b)(c)                               698,333             9,630,012
  The BISYS Group, Inc.(b)                             713,400             9,616,632
  Unisys Corp.(b)                                    1,155,800             7,963,462

                                                                         -----------
                                                                          27,210,106
                                                                         -----------
Containers - 3.2%
  Owens-Illinois, Inc.(b)                              536,700             9,322,479
  Pactiv Corp.(b)                                      212,700             5,219,658
  Smurfit-Stone Container Corp.(b)                     895,500            12,151,935

                                                                         -----------
                                                                          26,694,072
                                                                         -----------
Energy & Utilities - 9.4%
  Constellation Energy Group                           150,300             8,222,913
  Equitable Resources, Inc.                            355,700            12,986,607
  NRG Energy, Inc.(b)(c)                               222,200            10,047,884
  PPL Corp.(c)                                         362,500            10,657,500
  Public Service Enterprise Group,
    Inc.(c)                                            193,900            12,417,356
  Questar Corp.                                        161,400            11,306,070
  Sempra Energy                                        255,000            11,847,300

                                                                         -----------
                                                                          77,485,630
                                                                         -----------
Entertainment & Leisure - 0.5%
  Hilton Hotels Corp.                                  171,600             4,368,936
                                                                         -----------
Finance - 6.7%
  AllianceBernstein Holding LP                          85,500             5,664,375

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Finance (Continued)
  Ambac Financial Group, Inc.                          118,050           $ 9,396,780
  Capital One Financial Corp.                          109,200             8,792,784
  CIT Group, Inc.                                      181,100             9,692,472
  Freedom Pay, Inc.(d)                                  43,051                   431
  H&R Block, Inc.                                      485,600            10,513,240
  Mellon Financial Corp.                               310,800            11,064,480

                                                                         -----------
                                                                          55,124,562
                                                                         -----------
Food & Agriculture - 3.3%
  Dean Foods Co.(b)                                    130,200             5,055,666
  Del Monte Foods Co.                                  877,500            10,407,150
  The J. M. Smucker Co.                                290,300            11,524,910

                                                                         -----------
                                                                          26,987,726
                                                                         -----------
Insurance - 7.9%
  Aspen Insurance Holdings Ltd.                        398,200             9,819,612
  Axis Capital Holdings Ltd.                           270,600             8,090,940
  Cigna Corp.                                           61,700             8,059,254
  Endurance Specialty Holdings,
    Ltd.                                               603,900            19,656,945
  The Hanover Insurance Group,
    Inc.                                                47,600             2,495,192
  Max Re Capital Ltd.                                  183,300             4,362,540
  XL Capital Ltd.(c)
                                                       189,300            12,136,023

                                                                         -----------
                                                                          64,620,506
                                                                         -----------
Manufacturing - 4.3%
  Jones Apparel Group, Inc.                            244,400             8,644,428
  Newell Rubbermaid, Inc.(c)
                                                       187,700             4,728,163
  Snap-On, Inc.
                                                       154,400             5,885,728
  The Stanley Works(c)                                 207,900            10,532,214
  Textron, Inc.                                         56,100             5,239,179

                                                                         -----------
                                                                          35,029,712
                                                                         -----------
Medical & Medical Services - 2.1%
  Triad Hospitals, Inc.(b)(c)
                                                       244,000            10,223,600
  Universal Health Services, Inc.(c)
                                                       134,600             6,836,334

                                                                         -----------
                                                                          17,059,934
                                                                         -----------
Medical Instruments & Supplies - 1.1%
  Hillenbrand Industries, Inc.                         170,500             9,375,795
                                                                         -----------
Metal & Mining - 4.2%
  Century Aluminum Co.(b)(c)
                                                       110,700             4,699,215
  CONSOL Energy, Inc.                                  186,100            13,801,176
  Massey Energy Co.(b)                                 340,108            12,267,696
  United States Steel Corp.                             68,700             4,168,716

                                                                         -----------
                                                                          34,936,803
                                                                         -----------
Oil & Gas - 5.6%
  AGL Resources, Inc.                                  344,700            12,426,435
  Diamond Offshore Drilling, Inc.                      107,000             9,576,500
  EOG Resources, Inc.(c)                               138,700             9,986,400
  Newfield Exploration Co.(b)                          209,000             8,757,100
  Pioneer Natural Resources Co.                        112,700             4,986,975

                                                                         -----------
                                                                          45,733,410
                                                                         -----------
Paper & Forest Products - 0.9%
  Bowater, Inc.(c)
                                                       245,600             7,264,848
                                                                         -----------
Pharmaceuticals - 0.8%
  Andrx Corp.(b)                                       286,500             6,801,510
                                                                         -----------
Publishing & Printing - 2.5%
  Dow Jones & Co., Inc.(c)                             122,500             4,814,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              57

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                   MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                              NUMBER
                                            OF SHARES         VALUE
                                           -----------   --------------
COMMON STOCKS (Continued)
Publishing & Printing (Continued)
  Marvel Entertainment, Inc.(b)                155,300     $  3,124,636
  R.R. Donnelley & Sons Co.                    384,500       12,580,840

                                                           ------------
                                                             20,519,726
                                                           ------------
Railroad & Shipping - 0.9%
  CSX Corp.(c)                                 116,100        6,942,780
                                                           ------------
Real Estate - 3.2%
  Boston Properties, Inc.(REIT)                136,900       12,765,925
  Cendant Corp.                                188,100        3,263,535
  Reckson Associates Realty Corp.
    (REIT)(c)                                  229,900       10,534,018

                                                           ------------
                                                             26,563,478
                                                           ------------
Restaurants - 0.8%
  CKE Restaurants, Inc.(c)                     385,000        6,699,000
                                                           ------------
Retail Merchandising - 10.3%
  Federated Department Stores,
    Inc.                                       138,700       10,125,100
  The Gap, Inc.(c)                             377,900        7,059,172
  The Kroger Co.(b)(c)                         395,800        8,058,488
  Officemax, Inc.                              409,500       12,354,615
  Pier 1 Imports, Inc.(c)                      452,900        5,258,169
  Regis Corp.                                  258,500        8,913,080
  Rite Aid Corp.(b)(c)                       2,006,900        8,027,600
  Saks, Inc.(b)                                322,100        6,216,530
  The Talbots, Inc.                            351,800        9,452,866
  TJX Cos., Inc.(c)                            385,500        9,568,110

                                                           ------------
                                                             85,033,730
                                                           ------------
Telecommunications - 1.4%
  Amdocs Ltd.(b)                               322,200       11,618,532
                                                           ------------
Tires & Rubber - 1.0%
  Cooper Tire & Rubber Co.                     567,126        8,132,587
                                                           ------------
Tobacco - 0.9%
  Loews Corp. - Carolina Group                 152,200        7,194,494
                                                           ------------
Transportation - 0.9%
  American Commercial Lines,
    Inc.(b)                                    159,800        7,542,560
                                                           ------------
TOTAL COMMON STOCKS
  (Cost $676,251,758)                                       792,418,492
                                                           ------------

                                                PAR/SHARES
                                 MATURITY         (000)
                                ----------     -----------
SHORT TERM INVESTMENTS - 3.4%
  U.S. Treasury Bills
      4.38%(e)                    04/06/06         $17,900   17,889,434
  Galileo Money Market Fund                         10,000   10,000,000

                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $27,889,434)                                         27,889,434
                                                             ----------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 99.6%
  (Cost $704,141,192)                                                 820,307,926
                                                                      -----------

                                                         PAR
                                          MATURITY      (000)         VALUE
                                         ----------   ---------   -------------
SECURITIES LENDING COLLATERAL - 1.0%
  Banco Santander, Certificate of
    Deposit
       4.34%(f)                            04/10/06     $1,278      $1,277,523
  Bank of America, Master Notes
       4.08%(f)(g)                         04/03/06      4,754       4,754,207
  Morgan Stanley, Floating Rate
    Notes
       4.94%(f)(g)                         04/03/06      2,338       2,338,337

                                                                    ----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $8,370,067)                                                  8,370,067
                                                                    ----------

                                              NUMBER
                                             OF SHARES
                                           ------------
INVESTMENT IN AFFILIATE - 11.5%
  Institutional Money Market
    Trust(f)
  (Cost $94,298,696)                         94,298,696   94,298,696
                                                          ----------

TOTAL INVESTMENTS IN SECURITIES -  112.1%
  (Cost $806,809,955(a))                       922,976,689
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (12.5)%                (102,668,763)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.4%                             3,120,662
                                             -------------
TOTAL NET ASSETS - 100%                      $ 823,428,588
                                             =============

-------------------

 (a) Cost for federal income tax purposes is $811,989,184. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                         $125,196,775
   Gross unrealized depreciation                                          (14,209,270)
                                                                         ------------
                                                                         $110,987,505
                                                                         ============

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, these securities had a total market value of $2,599 which represents less than 0.1% of net assets.
 (e) The rate shown is the effective yield on the discount notes at the time of purchase.
  (f) Securities purchased with the cash proceeds from securities loaned.
 (g) Rates shown are the rates as of March 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
58

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                        MID-CAP GROWTH EQUITY PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 98.5%
Advertising - 0.3%
  Getty Images, Inc.(b)(c)                              21,100           $ 1,579,968
                                                                         -----------
Aerospace - 1.0%
  Goodrich Corp.                                       107,800             4,701,158
                                                                         -----------
Broadcasting - 2.3%
  CKX, Inc.(b)                                         323,000             4,221,610
  Univision Communications, Inc. -
    Class A(b)(c)                                      182,200             6,280,434

                                                                         -----------
                                                                          10,502,044
                                                                         -----------
Business Services - 5.2%
  Akamai Technologies, Inc.(b)                         155,300             5,107,817
  Alliance Data Systems Corp.(b)                       122,100             5,710,617
  ChoicePoint, Inc.(b)                                 127,800             5,719,050
  The Corporate Executive Board
    Co.                                                 73,100             7,375,790

                                                                         -----------
                                                                          23,913,274
                                                                         -----------
Chemicals - 1.1%
  Air Products & Chemicals, Inc.                        74,600             5,012,374
                                                                         -----------
Computer Software & Services - 8.6%
  Adobe Systems, Inc.(b)                               162,100             5,660,532
  CACI International, Inc.(b)                           80,200             5,273,150
  Ceridian Corp.(b)                                    354,700             9,027,115
  Checkfree Corp.(b)                                    51,700             2,610,850
  Foundry Networks, Inc.(b)                            251,100             4,559,976
  Ingram Micro, Inc. - Class A(b)                      248,400             4,968,000
  NAVTEQ Corp.(b)(c)                                    72,500             3,672,125
  VeriFone Holdings, Inc.(b)                           142,100             4,304,209

                                                                         -----------
                                                                          40,075,957
                                                                         -----------
Electronics - 4.1%
  Ametek, Inc.                                          52,900             2,378,384
  Amphenol Corp.                                       133,500             6,966,030
  Cogent, Inc.(b)(c)                                   238,900             4,381,426
  FLIR Systems, Inc.(b)                                182,000             5,170,620

                                                                         -----------
                                                                          18,896,460
                                                                         -----------
Energy & Utilities - 1.7%
  Airgas, Inc.                                         198,700             7,767,183
                                                                         -----------
Entertainment & Leisure - 3.7%
  Kerzner International Ltd.(b)                         51,500             4,007,730
  Orient-Express Hotels Ltd. -
    Class A                                            166,400             6,527,872
  Scientific Games Corp. - Class
    A(b)(c)                                            181,200             6,365,556

                                                                         -----------
                                                                          16,901,158
                                                                         -----------
Finance - 3.8%
  Chicago Mercantile Exchange
    Holdings, Inc.                                      10,700             4,788,250
  Legg Mason, Inc.                                      36,500             4,574,545
  Nuveen Investments - Class A                          49,400             2,378,610
  T. Rowe Price Group, Inc.                             74,200             5,803,182

                                                                         -----------
                                                                          17,544,587
                                                                         -----------
Insurance - 3.1%
  Axis Capital Holdings Ltd.                           149,200             4,461,080
  Endurance Specialty Holdings
    Ltd.                                               167,700             5,458,635
  WellPoint, Inc.(b)                                    59,700             4,622,571

                                                                         -----------
                                                                          14,542,286
                                                                         -----------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Machinery & Heavy Equipment - 1.0%
  Lennox International, Inc.                           155,800           $ 4,652,188
                                                                         -----------
Manufacturing - 2.8%
  Fortune Brands, Inc.                                  59,200             4,773,296
  IDEX Corp.                                           104,000             5,425,680
  The Warnaco Group, Inc.(b)                           114,600             2,750,400

                                                                         -----------
                                                                          12,949,376
                                                                         -----------
Medical & Medical Services - 7.5%
  Caremark Rx, Inc.(b)                                 131,400             6,462,252
  Community Health Systems,
    Inc.(b)                                            154,300             5,577,945
  Coventry Health Care, Inc.(b)                        100,350             5,416,893
  Medco Health Solutions, Inc.(b)                      112,300             6,425,806
  Omnicare, Inc.                                       117,600             6,466,824
  Triad Hospitals, Inc.(b)(c)
                                                       107,575             4,507,393

                                                                         -----------
                                                                          34,857,113
                                                                         -----------
Medical Instruments & Supplies - 8.0%
  Advanced Medical Optics, Inc.(b)                     143,900             6,711,496
  Cytyc Corp.(b)(c)                                    159,100             4,483,438
  Fisher Scientific International,
    Inc.(b)                                            103,600             7,049,980
  Kinetic Concepts, Inc.(b)                            109,100             4,491,647
  Martek Biosciences Corp.(b)(c)                       177,500             5,827,325
  Varian Medical Systems,
    Inc.(b)(c)                                         151,300             8,497,008

                                                                         -----------
                                                                          37,060,894
                                                                         -----------
Metal & Mining - 5.6%
  CONSOL Energy, Inc.
                                                       172,000            12,755,520
  Massey Energy Co.(b)
                                                       236,000             8,512,520
  MSC Industrial Direct Co., Inc.(c)                    87,700             4,737,554

                                                                         -----------
                                                                          26,005,594
                                                                         -----------
Oil & Gas - 6.9%
  Amerada Hess Corp.(c)                                 24,800             3,531,520
  ENSCO International, Inc.
                                                       167,100             8,597,295
  EOG Resources, Inc.(c)
                                                       119,100             8,575,200
  Grant Prideco, Inc.(b)                                90,600             3,881,304
  Newfield Exploration Co.(b)(c)                       105,805             4,433,230
  Stolt Offshore SA - ADR                              190,800             2,955,492

                                                                         -----------
                                                                          31,974,041
                                                                         -----------
Personal Services - 1.0%
  Laureate Education, Inc.(b)
                                                        89,600             4,782,848
                                                                         -----------
Pharmaceuticals - 3.7%
  Endo Pharmaceuticals Holdings,
    Inc.(b)                                            195,200             6,404,512
  Shire PLC - ADR                                      234,256            10,890,561

                                                                         -----------
                                                                          17,295,073
                                                                         -----------
Restaurants - 1.6%
  Ruby Tuesday, Inc.(c)
                                                       222,300             7,131,384
  Tim Hortons, Inc.(b)(c)
                                                         7,600               201,780

                                                                         -----------
                                                                           7,333,164
                                                                         -----------
Retail Merchandising - 6.6%
  Abercrombie & Fitch Co. - Class
    A                                                   41,000             2,390,300
  Chico's FAS, Inc.(b)(c)
                                                        80,000             3,251,200
  Coach, Inc.(b)
                                                       113,300             3,917,914
  Staples, Inc.                                        199,972             5,103,285

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              59

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                              NUMBER
                                            OF SHARES         VALUE
                                           -----------   --------------
COMMON STOCKS (Continued)
Retail Merchandising (Continued)
  TJX Cos., Inc.(c)                            292,700     $  7,264,814
  Williams-Sonoma, Inc.(b)(c)                  205,000        8,692,000

                                                           ------------
                                                             30,619,513
                                                           ------------
Semiconductors & Related Devices - 6.7%
  Analog Devices, Inc.                         180,100        6,896,029
  Freescale Semiconductor, Inc. -
    Class B(b)                                 307,700        8,544,829
  Lam Research Corp.(b)                        160,000        6,880,000
  Linear Technology Corp.                      115,100        4,037,708
  PMC-Sierra, Inc.(b)                          399,500        4,909,855

                                                           ------------
                                                             31,268,421
                                                           ------------
Telecommunications - 10.0%
  Amdocs Ltd.(b)                               301,100       10,857,666
  American Tower Corp. - Class
    A(b)                                       295,300        8,953,496
  Avid Technology, Inc.(b)(c)                  146,800        6,379,928
  Comverse Technology, Inc.(b)                 165,400        3,891,862
  Harris Corp.                                 161,500        7,637,335
  Polycom, Inc.(b)(c)                          345,100        7,481,768
  Syniverse Holdings, Inc.(b)                   71,000        1,121,800

                                                           ------------
                                                             46,323,855
                                                           ------------
Transportation - 1.1%
  Landstar System, Inc.                        115,300        5,087,036
                                                           ------------
Waste Management - 1.1%
  Stericycle, Inc.(b)                           75,700        5,118,834
                                                           ------------
TOTAL COMMON STOCKS
  (Cost $347,019,659)                                       456,764,399
                                                           ------------
SHORT TERM INVESTMENTS - 1.4%
  Galileo Money Market Fund
  (Cost $6,462,987)                          6,462,987        6,462,987
                                                           ------------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 99.9%
  (Cost $353,482,646)                                                 463,227,386
                                                                      -----------

                                                       PAR
                                        MATURITY      (000)         VALUE
                                       ----------   ---------   -------------
SECURITIES LENDING COLLATERAL - 1.1%
  Banco Santander, Certificate of
    Deposit
       4.34%(d)                          04/10/06      $2,849      $2,848,835
  Bank of America, Master Notes
       4.08%(d)(e)                       04/03/06          58          57,683
  Morgan Stanley, Floating Rate
    Notes
       4.94%(d)(e)                       04/03/06       2,154       2,154,072

                                                                   ----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $5,060,590)                                                 5,060,590
                                                                   ----------

                                              NUMBER
                                             OF SHARES
                                           ------------
INVESTMENT IN AFFILIATE - 14.1%
  Institutional Money Market
    Trust(d)
  (Cost $65,198,095)                         65,198,095   65,198,095
                                                          ----------

TOTAL INVESTMENTS IN SECURITIES -  115.1%
  (Cost $423,741,331(a))                       533,486,071
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (15.2)%                 (70,258,685)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.1%                               286,890
                                              ------------
TOTAL NET ASSETS - 100%                       $463,514,276
                                              ============

-------------------

 (a) Cost for federal income tax purposes is $424,491,042. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                          $114,335,123
   Gross unrealized depreciation                                            (5,340,094)
                                                                          ------------
                                                                          $108,995,029
                                                                          ============

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Securities purchased with the cash proceeds from securities loaned.
 (e) Rates shown are the rates as of March 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
60

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                                AURORA PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 98.0%
Aerospace - 2.1%
  AAR Corp.(b)                                         266,492          $  7,589,692
  Goodrich Corp.(c)                                    772,600            33,693,086
  Triumph Group, Inc.(b)                               232,900            10,308,154

                                                                        ------------
                                                                          51,590,932
                                                                        ------------
Banks - 7.8%
  City National Corp.                                  543,600            41,743,044
  Colonial BancGroup, Inc.                             487,700            12,192,500
  Compass Bancshares, Inc.(c)                          836,600            42,340,326
  Cullen/Frost Bankers, Inc.                           466,200            25,058,250
  Mercantile Bankshares Corp.                          765,741            29,442,742
  Sterling Bancshares, Inc.                          1,190,941            21,496,485
  Webster Financial Corp.                              329,400            15,962,724

                                                                        ------------
                                                                         188,236,071
                                                                        ------------
Business Services - 5.1%
  Amvescap PLC - ADR(c)                              1,309,800            24,702,828
  The Brink's Co.                                    1,411,800            71,662,968
  National Financial Partners Corp.                    502,900            28,423,908

                                                                        ------------
                                                                         124,789,704
                                                                        ------------
Computer & Office Equipment - 2.2%
  Electronics for Imaging, Inc.(b)                     875,300            24,482,141
  NCR Corp.(b)                                         671,100            28,045,269

                                                                        ------------
                                                                          52,527,410
                                                                        ------------
Computer Software & Services - 4.6%
  The BISYS Group, Inc.(b)                             888,600            11,978,328
  CACI International, Inc.(b)(c)                       236,900            15,576,175
  Hyperion Solutions Corp.(b)(c)                       319,400            10,412,440
  Ingram Micro, Inc. - Class A(b)                    2,509,400            50,188,000
  MRO Software, Inc.(b)                                526,100             8,396,556
  Sybase, Inc.(b)                                      660,900            13,958,208

                                                                        ------------
                                                                         110,509,707
                                                                        ------------
Construction - 2.7%
  Apogee Enterprises, Inc.                             816,196            13,777,388
  Champion Enterprises, Inc.(b)(c)                     780,900            11,682,264
  ElkCorp                                              420,200            14,181,750
  Martin Marietta Materials, Inc.(c)                   247,200            26,457,816

                                                                        ------------
                                                                          66,099,218
                                                                        ------------
Containers - 2.8%
  Owens-Illinois, Inc.(b)                            1,543,500            26,810,595
  Packaging Corp. of America                           880,900            19,767,396
  Smurfit-Stone Container Corp.(b)                   1,551,000            21,047,070

                                                                        ------------
                                                                          67,625,061
                                                                        ------------
Electronics - 1.2%
  Amphenol Corp.(c)                                    562,200            29,335,596
  Tektronix, Inc.                                       25,000               892,750

                                                                        ------------
                                                                          30,228,346
                                                                        ------------
Energy & Utilities - 5.9%
  CMS Energy Corp.(b)(c)                             1,440,000            18,648,000
  DPL, Inc.(c)                                         780,900            21,084,300
  Equitable Resources, Inc.(c)                         622,300            22,720,173
  MDU Resources Group, Inc.(c)                         469,300            15,698,085
  NRG Energy, Inc.(b)(c)                               460,700            20,832,854
  Questar Corp.                                        305,600            21,407,280
  UGI Corp.                                            584,800            12,321,736
  Wisconsin Energy Corp.                               241,900             9,673,581

                                                                        ------------
                                                                         142,386,009
                                                                        ------------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Entertainment & Leisure - 5.7%
  Boyd Gaming Corp.                                    435,400          $ 21,743,876
  Gaylord Entertainment Co.(b)                         832,200            37,765,236
  Kerzner International Ltd.(b)(c)                     361,900            28,163,058
  Orient-Express Hotels Ltd. -
    Class A
                                                       355,000            13,926,650
  Penn National Gaming, Inc.(b)
                                                       491,500            20,731,470
  Pinnacle Entertainment, Inc.(b)                      111,600             3,143,772
  Steiner Leisure Ltd.(b)                              324,100            13,126,050

                                                                        ------------
                                                                         138,600,112
                                                                        ------------
Finance - 4.1%
  Affiliated Managers Group,
    Inc.(b)(c)                                         560,100            59,712,261
  AllianceBernstein Holding LP                         164,500            10,898,125
  CapitalSource, Inc.                                1,142,216            28,418,334

                                                                        ------------
                                                                          99,028,720
                                                                        ------------
Food & Agriculture - 2.4%
  Dean Foods Co.(b)                                    628,500            24,404,655
  Hain Celestial Group, Inc.(b)                      1,332,419            34,896,054

                                                                        ------------
                                                                          59,300,709
                                                                        ------------
Furniture - 2.2%
  Walter Industries, Inc.(c)                           807,400            53,788,988
                                                                        ------------
Insurance - 7.5%
  AmerUs Group Co.                                     244,400            14,722,656
  Endurance Specialty Holdings
    Ltd.
                                                       585,300            19,051,515
  The Hanover Insurance Group,
    Inc.
                                                     1,167,300            61,189,866
  Hub International Ltd.                               182,900             5,124,858
  Platinum Underwriters Holdings
    Ltd.                                               787,100            22,904,610
  United America Indemnity Ltd.(b)                     881,700            20,190,930
  UnumProvident Corp.(c)                             1,198,200            24,539,136
  Zenith National Insurance Corp.                      300,000            14,439,000

                                                                        ------------
                                                                         182,162,571
                                                                        ------------
Machinery & Heavy Equipment - 2.4%
  Lennox International, Inc.
                                                       470,800            14,058,088
  The Manitowoc Co., Inc.                              208,200            18,977,430
  Wabtec Corp.                                         748,337            24,395,786

                                                                        ------------
                                                                          57,431,304
                                                                        ------------
Manufacturing - 6.0%
  Herley Microwave Systems,
    Inc.(b)
                                                       929,000            19,397,520
  Jones Apparel Group, Inc.
                                                       785,600            27,786,672
  K2, Inc.(b)                                          592,600             7,437,130
  Phillips-Van Heusen Corp.                            342,200            13,075,462
  Polo Ralph Lauren Corp.                              257,000            15,576,770
  Roper Industries, Inc.                               273,800            13,314,894
  Snap-On, Inc.
                                                       375,500            14,314,060
  The Stanley Works(c)
                                                       425,100            21,535,566
  V.F. Corp.                                           215,600            12,267,640

                                                                        ------------
                                                                         144,705,714
                                                                        ------------
Medical & Medical Services - 1.9%
  Davita, Inc.(b)
                                                       441,200            26,564,652
  STERIS Corp.                                         761,500            18,793,820

                                                                        ------------
                                                                          45,358,472
                                                                        ------------
Medical Instruments & Supplies - 4.0%
  DENTSPLY International, Inc.                         573,700            33,360,655

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              61

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                          AURORA PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Medical Instruments & Supplies (Continued)
  Fisher Scientific International,
    Inc.(b)(c)                                         370,700         $  25,226,135
  Sybron Dental Specialties, Inc.(b)                   630,900            26,018,316
  Viasys Healthcare, Inc.(b)                           433,856            13,050,389

                                                                       -------------
                                                                          97,655,495
                                                                       -------------
Metal & Mining - 2.3%
  Massey Energy Co.(b)                               1,004,421            36,229,465
  United States Steel Corp.(c)                         328,900            19,957,652

                                                                       -------------
                                                                          56,187,117
                                                                       -------------
Motor Vehicles - 0.8%
  Oshkosh Truck Corp.                                  322,200            20,053,728
                                                                       -------------
Oil & Gas - 1.2%
  CNX Gas Corp. (acquired
    08/01/05 through 09/28/05,
    cost $11,080,235)(b)(d)(e)                         591,100            15,368,600
  Pioneer Natural Resources Co.                        283,200            12,531,600

                                                                       -------------
                                                                          27,900,200
                                                                       -------------
Paper & Forest Products - 1.7%
  Kadant, Inc.(b)                                    1,214,600            27,571,420
  Rayonier, Inc.(c)                                    291,549            13,291,719

                                                                       -------------
                                                                          40,863,139
                                                                       -------------
Personal Services - 0.5%
  Laureate Education, Inc.(b)(c)                       233,800            12,480,244
                                                                       -------------
Pharmaceuticals - 0.9%
  Andrx Corp.(b)                                       602,300            14,298,602
  Valeant Pharmaceuticals
    International                                      500,100             7,926,585

                                                                       -------------
                                                                          22,225,187
                                                                       -------------
Real Estate - 0.3%
  Highland Hospitality Corp.                           594,600             7,557,366
                                                                       -------------
Restaurants - 3.4%
  CKE Restaurants, Inc.(c)                             982,900            17,102,460
  Landry's Restaurants, Inc.(c)                        365,100            12,898,983
  Outback Steakhouse, Inc.(c)                          272,500            11,990,000
  Ruby Tuesday, Inc.(c)                                604,700            19,398,776
  Tim Hortons, Inc.(b)(c)                              780,200            20,714,310

                                                                       -------------
                                                                          82,104,529
                                                                       -------------
Retail Merchandising - 9.2%
  BJ's Wholesale Club, Inc.(b)(c)                      893,500            28,154,185
  Central Garden & Pet Co.(b)                          235,700            12,525,098
  Foot Locker, Inc.                                    723,800            17,284,344
  Jarden Corp.(b)(c)                                 1,070,800            35,175,780
  New York & Co., Inc.(b)                              642,900             9,604,926
  Officemax, Inc.                                    1,074,400            32,414,648
  Pacific Sunwear of California,
    Inc.(b)                                            431,200             9,555,392
  Regis Corp.                                          613,800            21,163,824
  Saks, Inc.(b)                                        485,200             9,364,360
  Stage Stores, Inc.                                   336,600            10,013,850
  Supervalue, Inc.(c)                                  745,600            22,979,392
  The Talbots, Inc.(c)                                 557,600            14,982,712

                                                                       -------------
                                                                         223,218,511
                                                                       -------------
Security Brokers & Dealers - 0.7%
  A.G. Edwards, Inc.                                    90,600             4,517,316

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Security Brokers & Dealers (Continued)
  Piper Jaffray Cos., Inc.(b)                          231,200        $   12,716,000

                                                                      --------------
                                                                          17,233,316
                                                                      --------------
Semiconductors & Related Devices - 1.9%
  Agere Systems, Inc. - ADR(b)
                                                     2,170,400            32,642,816
  PMC-Sierra, Inc.(b)(c)                             1,099,500            13,512,855

                                                                      --------------
                                                                          46,155,671
                                                                      --------------
Telecommunications - 2.3%
  Amdocs Ltd.(b)
                                                     1,343,500            48,446,610
  Anaren, Inc.(b)                                      387,770             7,549,882

                                                                      --------------
                                                                          55,996,492
                                                                      --------------
Tires & Rubber - 0.5%
  Cooper Tire & Rubber Co.(c)                          881,135            12,635,476
                                                                      --------------
Transportation - 1.6%
  American Commercial Lines,
    Inc.(b)
                                                       553,200            26,111,040
  Kirby Corp.(b)                                       189,800            12,927,278

                                                                      --------------
                                                                          39,038,318
                                                                      --------------
TOTAL COMMON STOCKS
  (Cost $1,980,764,544)                                                2,375,673,837
                                                                      --------------

                                                 PAR/SHARES
                                    MATURITY       (000)
                                   ----------   -----------
SHORT TERM INVESTMENTS - 2.6%
  Federal Home Loan Bank,
  Discount Notes
      4.55%(f)                       04/03/06       $52,500   52,486,729
  Galileo Money Market Fund                          10,000   10,000,000

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $62,486,729)                                          62,486,729
                                                              ----------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 100.6%
  (Cost $2,043,251,273)                                               2,438,160,566
                                                                      -------------

SECURITIES LENDING COLLATERAL - 1.9%
  Banco Santander, Certificate of
    Deposit
    4.34%(g)                           04/10/06     16,012     16,011,903
  Greenwich Capital Holdings,
    Floating Rate Comercial Paper
    4.79%(g)(h)                        04/03/06     25,000     25,000,000
  Morgan Stanley, Floating Rate
    Notes
    4.94%(g)(h)                        04/03/06      5,761      5,760,834

                                                               ----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $46,772,737)                                           46,772,737
                                                               ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
62

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                          AURORA PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                               NUMBER
                                             OF SHARES          VALUE
                                           -------------   ---------------
INVESTMENT IN AFFILIATE - 16.8%
  Institutional Money Market
    Trust(g)
  (Cost $407,786,236)                        407,786,236   $407,786,236
                                                           ------------

TOTAL INVESTMENTS IN SECURITIES -  119.3%
  (Cost $2,497,810,246(a))                      2,892,719,539
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (18.7)%                   (454,558,973)
                                               --------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.6)%                           (14,074,732)
                                               --------------
TOTAL NET ASSETS - 100%                        $2,424,085,834
                                               ==============

-------------------

 (a) Cost for federal income tax purposes is $2,499,545,941. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                                        $422,309,364
    Gross unrealized depreciation                                         (29,135,766)
                                                                         ------------
                                                                         $393,173,598
                                                                         ============

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (I) a resale Registration Statement has been filed with the Securities and
       Exchange Commission ("SEC") and declared effective or (II) resale is permitted under Rule 144A without the need for an effective registration statement. As of March 31, 2006, the Portfolio held 0.6% of its net assets, with a current market value of $15,368,600 and a current cost of
       $11,080,235 in these securities.
 (e) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, this security had a total market value of $15,368,600, which represents 0.6% of net assets.
  (f) The rate shown is the effective yield on the discount notes at the time of purchase.
 (g) Securities purchased with the cash proceeds from securities loaned.
 (h) Rates shown are the rates as of March 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              63

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                         SMALL/MID-CAP GROWTH PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                              NUMBER
                                            OF SHARES                VALUE
                                      ---------------------   ------------------
COMMON STOCKS - 97.4%
Aerospace - 2.1%
  BE Aerospace, Inc.(b)                             128,700          $ 3,232,944
  Goodrich Corp.(c)                                  72,200            3,148,642

                                                                     -----------
                                                                       6,381,586
                                                                     -----------
Broadcasting - 1.6%
  CKX, Inc.(b)                                      379,100            4,954,837
                                                                     -----------
Business Services - 8.9%
  Advisory Board Co.(b)                              61,500            3,429,855
  Amvescap PLC - ADR(c)                             124,300            2,344,298
  ChoicePoint, Inc.(b)                               82,800            3,705,300
  The Corporate Executive
    Board Co.(c)                                     48,600            4,903,740
  Digitas, Inc.(b)                                  213,100            3,068,640
  eFunds, Corp.(b)                                    6,500              167,960
  Gartner, Inc. - Class A(b)                        243,400            3,395,430
  Global Payments, Inc.(c)                           43,400            2,300,634
  Net 1 UEPS Technologies,
    Inc.(b)                                         142,700            4,038,410

                                                                     -----------
                                                                      27,354,267
                                                                     -----------
Chemicals - 0.6%
  Agrium, Inc.(c)                                    78,200            1,975,332
                                                                     -----------
Computer Software & Services - 14.4%
  Autobytel, Inc.(b)(d)                              73,042              352,062
  Blackboard, Inc.(b)                               130,000            3,693,300
  CACI International, Inc.(b)(c)                     43,400            2,853,550
  Ceridian Corp.(b)                                 178,100            4,532,645
  Checkfree Corp.(b)                                 28,800            1,454,400
  Foundry Networks, Inc.(b)                         346,300            6,288,808
  Hyperion Solutions Corp.(b)(c)                     79,200            2,581,920
  IHS, Inc.(b)                                      159,100            4,351,385
  Ingram Micro, Inc. - Class A(b)                   157,100            3,142,000
  SonicWALL, Inc.(b)                                762,500            5,406,125
  Transaction Systems
    Architects, Inc.(b)                             148,500            4,634,685
  VeriFone Holdings, Inc.(b)                        161,200            4,882,748

                                                                     -----------
                                                                      44,173,628
                                                                     -----------
Electronics - 1.8%
  Ametek, Inc.                                       51,800            2,328,928
  FLIR Systems, Inc.(b)                             115,700            3,287,037

                                                                     -----------
                                                                       5,615,965
                                                                     -----------
Energy & Utilities - 1.8%
  Airgas, Inc.                                      142,800            5,582,052
                                                                     -----------
Entertainment & Leisure - 3.9%
  Orient-Express Hotels Ltd. -
    Class A                                          83,900            3,291,397
  Scientific Games Corp. - Class
    A(b)(c)                                          89,200            3,133,596
  Station Casinos, Inc.                              69,300            5,500,341

                                                                     -----------
                                                                      11,925,334
                                                                     -----------
Finance - 3.3%
  Affiliated Managers Group,
    Inc.(b)(c)                                       28,000            2,985,080
  Nuveen Investments - Class A                       53,500            2,576,025
  Wright Express Corp.(b)                           158,000            4,431,900

                                                                     -----------
                                                                       9,993,005
                                                                     -----------
Machinery & Heavy Equipment - 1.4%
  Bucyrus International, Inc. -
    Class A                                          36,408            1,754,501

                                              NUMBER
                                            OF SHARES                VALUE
                                      ---------------------   ------------------
COMMON STOCKS (Continued)
Machinery & Heavy Equipment (Continued)
  Lennox International, Inc.                         82,700          $ 2,469,422

                                                                     -----------
                                                                       4,223,923
                                                                     -----------
Manufacturing - 4.4%
  Actuant Corp. - Class A                            70,400            4,309,888
  Gardner Denver, Inc.(b)                            74,500            4,857,400
  The Warnaco Group, Inc.(b)                        179,300            4,303,200

                                                                     -----------
                                                                      13,470,488
                                                                     -----------
Medical & Medical Services - 9.2%
  Community Health Systems,
    Inc.(b)                                          78,500            2,837,775
  Coventry Health Care, Inc.(b)                      61,300            3,308,974
  Digene Corp.(b)                                   145,700            5,696,870
  Noven Pharmaceuticals,
    Inc.(b)                                         200,900            3,618,209
  Omnicare, Inc.                                     62,800            3,453,372
  Pediatrix Medical Group,
    Inc.(b)                                          38,900            3,992,696
  Symbion, Inc.(b)                                   79,900            1,809,735
  Triad Hospitals, Inc.(b)                           81,800            3,427,420

                                                                     -----------
                                                                      28,145,051
                                                                     -----------
Medical Instruments & Supplies - 7.9%
  Advanced Medical Optics,
    Inc.(b)(c)                                       84,200            3,927,088
  Charles River Laboratories
    International, Inc.(b)                           43,000            2,107,860
  Hologic, Inc.(b)                                   74,100            4,101,435
  Kyphon, Inc.(b)(c)                                 80,100            2,979,720
  Martek Biosciences Corp.(b)(c)                    105,100            3,450,433
  Varian Medical Systems,
    Inc.(b)(c)                                       76,900            4,318,704
  Wright Medical Group, Inc.(b)                     177,205            3,499,799

                                                                     -----------
                                                                      24,385,039
                                                                     -----------
Metal & Mining - 2.0%
  CONSOL Energy, Inc.                                39,300            2,914,488
  Massey Energy Co.(b)                               87,900            3,170,553

                                                                     -----------
                                                                       6,085,041
                                                                     -----------
Motor Vehicles - 0.6%
  Wabash National Corp.                              96,100            1,897,975
                                                                     -----------
Oil & Gas - 5.3%
  Comstock Resources, Inc.(b)                        86,800            2,577,092
  Diamond Offshore Drilling,
    Inc.(c)                                          38,300            3,427,850
  ENSCO International, Inc.                          76,800            3,951,360
  National-Oilwell, Inc.(b)                          44,300            2,840,516
  Pride International, Inc.(b)                      115,600            3,604,408

                                                                     -----------
                                                                      16,401,226
                                                                     -----------
Personal Services - 2.3%
  Laureate Education, Inc.(b)(c)                    129,800            6,928,724
                                                                     -----------
Pharmaceuticals - 2.7%
  Endo Pharmaceuticals
    Holdings, Inc.(b)                               160,600            5,269,286
  Shire PLC - ADR                                    63,600            2,956,764

                                                                     -----------
                                                                       8,226,050
                                                                     -----------
Real Estate - 0.6%
  Homestore, Inc.(b)                                274,400            1,800,064
                                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
64

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                   SMALL/MID-CAP GROWTH PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                        NUMBER
                                      OF SHARES         VALUE
                                     -----------   --------------
COMMON STOCKS (Continued)
Restaurants - 1.7%
  Ruth's Chris Steak House,
    Inc.(b)                              127,900     $  3,045,299
  Texas Roadhouse, Inc.(b)               124,400        2,125,996
  Tim Hortons, Inc.(b)                     5,000          132,750

                                                     ------------
                                                        5,304,045
                                                     ------------
Retail Merchandising - 6.1%
  Central Garden & Pet Co.(b)             70,800        3,762,312
  The Children's Place Retail
    Stores, Inc.(b)                       57,300        3,317,670
  Coldwater Creek, Inc.(b)(c)             76,850        2,136,430
  Dick's Sporting Goods, Inc.(b)          85,815        3,404,281
  Jos. A. Bank Clothiers,
    Inc.(b)(c)                            79,625        3,818,019
  Williams-Sonoma, Inc.(b)(c)             55,100        2,336,240

                                                     ------------
                                                       18,774,952
                                                     ------------
Semiconductors & Related Devices - 5.0%
  Analog Devices, Inc.                    72,900        2,791,341
  Freescale Semiconductor, Inc.
    - Class A(b)                          83,400        2,319,354
  Microsemi Corp.(b)(c)                  171,100        4,980,721
  MKS Instruments, Inc.(b)                32,600          763,818
  O2Micro International Ltd. -
    ADR(b)                               107,703        1,144,883
  Standard Microsystems
    Corp.(b)                             131,700        3,421,566

                                                     ------------
                                                       15,421,683
                                                     ------------
Telecommunications - 8.1%
  Amdocs Ltd.(b)                         153,400        5,531,604
  American Tower Corp. - Class
    A(b)(c)                              143,900        4,363,048
  Avid Technology, Inc.(b)(c)             48,900        2,125,194
  Comverse Technology, Inc.(b)           112,000        2,635,360
  Harris Corp.                            44,100        2,085,489
  Polycom, Inc.(b)(c)                    292,900        6,350,072
  Syniverse Holdings, Inc.(b)            106,100        1,676,380

                                                     ------------
                                                       24,767,147
                                                     ------------
Transportation - 0.8%
  Landstar System, Inc.                   57,900        2,554,548
                                                     ------------
Waste Management - 0.9%
  Stericycle, Inc.(b)                     40,600        2,745,372
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $231,646,980)                                 299,087,334
                                                     ------------

SHORT TERM INVESTMENTS - 3.1%
  Galileo Money Market Fund
  (Cost $9,528,661)                        9,528,661     9,528,661
                                                         ---------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 100.5%
  (Cost $241,175,641)                                                 308,615,995
                                                                      -----------

                                                     PAR/SHARES
                                        MATURITY       (000)          VALUE
                                       ----------   -----------   -------------
SECURITIES LENDING COLLATERAL - 1.2%
  Bank of America, Master Notes
       4.08%(e)(f)                       04/03/06        $1,628      $1,628,355
  Morgan Stanley, Floating Rate
    Notes
       4.94%(e)(f)                       04/03/06         2,042       2,041,973

                                                                     ----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $3,670,328)                                                   3,670,328
                                                                     ----------

                                              NUMBER
                                             OF SHARES
                                           ------------
INVESTMENT IN AFFILIATE - 14.8%
  Institutional Money Market
    Trust(f)
  (Cost $45,395,881)                       45,395,881     45,395,881
                                                          ----------

TOTAL INVESTMENTS IN SECURITIES -  116.5%
  (Cost $290,241,850(a))                       357,682,204
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (16.0)%                 (49,066,209)
                                              ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.5)%                         (1,676,566)
                                              ------------
TOTAL NET ASSETS - 100%                       $306,939,429
                                              ============

-------------------

 (a) Cost for federal income tax purposes is $290,926,345. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                                        $71,857,684
    Gross unrealized depreciation                                         (5,101,825)
                                                                         -----------
                                                                         $66,755,859
                                                                         ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, this security had a total market value of $352,062 which represents 0.1% of net assets.
 (e) Rates shown are the rates as of March 31, 2006.
  (f) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              65

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                        SMALL CAP VALUE EQUITY PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 96.0%
Aerospace - 1.3%
  K&F Industries Holdings, Inc.(b)                      42,400           $   703,840
  Orbital Sciences Corp.(b)                             56,500               893,830

                                                                         -----------
                                                                           1,597,670
                                                                         -----------
Banks - 11.5%
  Boston Private Financial
    Holdings, Inc.                                      36,600             1,236,714
  Cathay General Bancorp                                31,500             1,185,660
  Central Pacific Financial Corp.                       33,800             1,241,136
  First Midwest Bancorp, Inc.                           40,500             1,481,085
  Sterling Financial Corp.                              71,025             2,059,725
  Taylor Capital Group, Inc.                            32,100             1,257,999
  Trustmark Corp.                                       36,900             1,167,516
  Umpqua Holdings Corp.                                 43,900             1,251,150
  Westamerica Bancorp.                                  16,100               835,912
  Wintrust Financial Corp.                              32,600             1,896,342
  WSFS Financial Corp.                                   6,500               408,395

                                                                         -----------
                                                                          14,021,634
                                                                         -----------
Business Services - 7.6%
  The Brink's Co.                                       79,300             4,025,268
  H&E Equipment Services, Inc.(b)                       57,500             1,674,400
  National Financial Partners Corp.                     39,300             2,221,236
  Watson Wyatt Worldwide, Inc.                          39,100             1,273,878

                                                                         -----------
                                                                           9,194,782
                                                                         -----------
Chemicals - 0.8%
  Tronox, Inc. - Class A                                54,800               929,408
                                                                         -----------
Computer & Office Equipment - 1.9%
  Electronics for Imaging, Inc.(b)                      22,400               626,528
  Imation Corp.                                         39,400             1,690,654

                                                                         -----------
                                                                           2,317,182
                                                                         -----------
Computer Software & Services - 3.0%
  The BISYS Group, Inc.(b)                              45,400               611,992
  CACI International, Inc.(b)(c)                        13,200               867,900
  FileNET Corp.(b)                                      31,900               861,938
  Hyperion Solutions Corp.(b)                           14,100               459,660
  Progress Software Corp.(b)                            27,000               785,430

                                                                         -----------
                                                                           3,586,920
                                                                         -----------
Construction - 2.3%
  Washington Group International,
    Inc.                                                48,100             2,760,459
                                                                         -----------
Energy & Utilities - 6.7%
  Black Hills Corp.                                     33,600             1,142,400
  El Paso Electric Co.(b)                               56,000             1,066,240
  ITC Holdings Corp.                                    41,600             1,092,000
  Northwestern Corp.                                    30,600               952,884
  PNM Resources, Inc.                                   57,500             1,403,000
  Thomas & Betts Corp.(b)                               48,100             2,471,378

                                                                         -----------
                                                                           8,127,902
                                                                         -----------
Entertainment & Leisure - 4.7%
  Gaylord Entertainment Co.(b)                          53,900             2,445,982
  Kerzner International Ltd.(b)(c)                      11,200               871,584
  Orient-Express Hotels Ltd. -
    Class A                                             22,300               874,829
  Regal Entertainment Group -
    Class A                                             26,600               500,346
  Vail Resorts, Inc.(b)                                 25,600               978,432

                                                                         -----------
                                                                           5,671,173
                                                                         -----------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Food & Agriculture - 1.4%
  Hain Celestial Group, Inc.(b)                         67,100            $1,757,349
                                                                          ----------
Furniture - 2.8%
  Walter Industries, Inc.(c)
                                                        50,200             3,344,324
                                                                          ----------
Insurance - 5.0%
  Aspen Insurance Holdings Ltd.                         66,100             1,630,026
  The Hanover Insurance Group,
    Inc.                                                44,700             2,343,174
  Platinum Underwriters Holdings
    Ltd.                                                44,300             1,289,130
  Zenith National Insurance Corp.                       17,000               818,210

                                                                          ----------
                                                                           6,080,540
                                                                          ----------
Machinery & Heavy Equipment - 1.7%
  Lennox International, Inc.                            46,100             1,376,546
  Lone Star Technologies, Inc.(b)                       11,700               648,297

                                                                          ----------
                                                                           2,024,843
                                                                          ----------
Manufacturing - 5.6%
  Actuant Corp. - Class A
                                                        14,200               869,324
  American Railcar Industries, Inc.
                                                        52,700             1,848,189
  Aptargroup, Inc.                                      22,300             1,232,075
  Hexel Corp.(b)                                        26,760               587,917
  K2, Inc.(b)                                           28,500               357,675
  Mikohn Gaming Corp.                                   65,500               626,835
  Phillips-Van Heusen Corp.                             34,300             1,310,603

                                                                          ----------
                                                                           6,832,618
                                                                          ----------
Medical & Medical Services - 1.5%
  Per-Se Technologies, Inc.(b)                          70,300             1,874,198
                                                                          ----------
Medical Instruments & Supplies - 4.9%
  DJ Orthopedics, Inc.(b)                               52,400             2,083,424
  Polymedica Corp.                                      39,100             1,656,276
  Sybron Dental Specialties, Inc.(b)
                                                        53,200             2,193,968

                                                                          ----------
                                                                           5,933,668
                                                                          ----------
Metal & Mining - 0.7%
  Century Aluminum Co.(b)(c)                            20,900               887,205
                                                                          ----------
Motor Vehicles - 0.5%
  Tenneco Automotive, Inc.(b)                           28,900               626,841
                                                                          ----------
Oil & Gas - 3.2%
  Comstock Resources, Inc.(b)
                                                        43,900             1,303,391
  Goodrich Petroleum Corp.(b)(c)
                                                        23,618               637,686
  The Houston Exploration Co.(b)                        22,300             1,175,210
  Whiting Petroleum Corp.(b)(c)                         18,700               766,513

                                                                          ----------
                                                                           3,882,800
                                                                          ----------
Pharmaceuticals - 1.0%
  Andrx Corp.(b)                                        33,400               792,916
  Valeant Pharmaceuticals
    International(c)                                    23,900               378,815

                                                                          ----------
                                                                           1,171,731
                                                                          ----------
Publishing & Printing - 1.7%
  Banta Corp.
                                                        22,100             1,148,758
  Marvel Entertainment, Inc.(b)                         47,400               953,688

                                                                          ----------
                                                                           2,102,446
                                                                          ----------
Real Estate - 1.6%
  HomeBanc Corp.                                       127,500             1,120,725
  Trustreet Properties, Inc.                            51,700               785,323

                                                                          ----------
                                                                           1,906,048
                                                                          ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
66

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                              NUMBER
                                            OF SHARES         VALUE
                                           -----------   --------------
COMMON STOCKS (Continued)
Restaurants - 5.3%
  CBRL Group, Inc.                              39,200     $  1,721,272
  Landry's Restaurants, Inc.(c)                 59,300        2,095,069
  Lone Star Steakhouse & Saloon,
    Inc.                                        45,400        1,290,268
  Ryan's Restaurant Group, Inc.(b)              59,400          861,300
  Triarc Cos. - Class A                         26,200          477,626

                                                           ------------
                                                              6,445,535
                                                           ------------
Retail Merchandising - 10.6%
  BJ's Wholesale Club, Inc.(b)(c)               42,900        1,351,779
  The Children's Place Retail
    Stores, Inc.(b)                             19,200        1,111,680
  Copart, Inc.(b)                               37,600        1,032,120
  Cost Plus, Inc.(b)                            18,900          323,190
  The Finish Line, Inc. - Class A               47,600          783,020
  Jarden Corp.(b)(c)                            70,300        2,309,355
  Officemax, Inc.                               64,200        1,936,914
  RC2 Corp.(b)                                  33,400        1,329,654
  Regis Corp.                                   30,500        1,051,640
  Saks, Inc.(b)                                 24,100          465,130
  Stage Stores, Inc.                            39,600        1,178,100

                                                           ------------
                                                             12,872,582
                                                           ------------
Security Brokers & Dealers - 3.0%
  Piper Jaffray Cos., Inc.(b)                   67,300        3,701,500
                                                           ------------
Semiconductors & Related Devices - 1.4%
  PMC-Sierra, Inc.(b)                           78,100          959,849
  Rudolph Technologies, Inc.(b)                 42,000          716,100

                                                           ------------
                                                              1,675,949
                                                           ------------
Telecommunications - 1.0%
  Polycom, Inc.(b)(c)                           54,700        1,185,896
                                                           ------------
Transportation - 2.3%
  American Commercial Lines,
    Inc.(b)                                     59,500        2,808,400
                                                           ------------
Waste Management - 1.0%
  Waste Connections, Inc.(b)                    30,600        1,218,186
                                                           ------------
TOTAL COMMON STOCKS
  (Cost $96,463,619)                                        116,539,789
                                                           ------------

SHORT TERM INVESTMENTS - 3.9%
  Galileo Money Market Fund
  (Cost $4,762,582)                        4,762,582     4,762,582
                                                         ---------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 99.9%
  (Cost $101,226,201)                                                 121,302,371
                                                                      -----------

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ----------   -------   -----------
SECURITIES LENDING COLLATERAL - 0.1%
  Banco Santander, Certificate
of
  Deposit
    4.34%(d)
  (Cost $77,509)                         04/10/06       $78      $ 77,509
                                                                 --------

                                              NUMBER
                                             OF SHARES
                                           ------------
INVESTMENT IN AFFILIATE - 10.9%
  Institutional Money Market
    Trust(d)
  (Cost $13,281,813)                       13,281,813     13,281,813
                                                          ----------

TOTAL INVESTMENTS IN SECURITIES -  110.9%
  (Cost $114,585,523(a))                       134,661,693
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (11.0)%                 (13,359,322)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.1%                                77,323
                                              ------------
TOTAL NET ASSETS - 100%                       $121,379,694
                                              ============

-------------------

 (a) Cost for federal income tax purposes is $114,687,112. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                         $21,327,916
   Gross unrealized depreciation                                          (1,353,335)
                                                                         -----------
                                                                         $19,974,581
                                                                         ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              67

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                        SMALL CAP CORE EQUITY PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 97.6%
Aerospace - 4.0%
  AAR Corp.(b)(c)                                       14,500            $  412,960
  Aviall, Inc.(b)                                       50,850             1,936,368
  Orbital Sciences Corp.(b)                             56,850               899,367

                                                                          ----------
                                                                           3,248,695
                                                                          ----------
Banks - 7.4%
  Boston Private Financial
    Holdings, Inc.                                      26,200               885,298
  Cathay General Bancorp                                23,100               869,484
  Central Pacific Financial Corp.                       28,450             1,044,684
  Umpqua Holdings Corp.                                 42,000             1,197,000
  Wintrust Financial Corp.                              20,800             1,209,936
  WSFS Financial Corp.                                  12,900               810,507

                                                                          ----------
                                                                           6,016,909
                                                                          ----------
Broadcasting - 0.6%
  Alliance Atlantis Communications,
    Inc.(b)                                             15,500               472,750
                                                                          ----------
Business Services - 10.3%
  The Brink's Co.                                       22,450             1,139,562
  Forrester Research, Inc.(b)                           35,600               794,592
  H&E Equipment Services, Inc.(b)                       37,100             1,080,352
  Healthcare Services Group, Inc.                       40,200               858,672
  HMS Holdings Corp.(b)                                118,000             1,032,500
  National Financial Partners Corp.                     22,400             1,266,048
  Net 1 UEPS Technologies, Inc.(b)                      36,700             1,038,610
  Watson Wyatt Worldwide, Inc.                          37,200             1,211,976

                                                                          ----------
                                                                           8,422,312
                                                                          ----------
Computer & Office Equipment - 1.7%
  Electronics for Imaging, Inc.(b)                      50,400             1,409,688
                                                                          ----------
Computer Software & Services - 8.0%
  Aladdin Knowledge Systems(b)                          58,300             1,308,835
  Blackboard, Inc.(b)                                   28,000               795,480
  CACI International, Inc.(b)(c)                        12,600               828,450
  Foundry Networks, Inc.(b)                             48,400               878,944
  Progress Software Corp.(b)                            20,000               581,800
  SkillSoft PLC - ADR(b)                               258,700             1,355,588
  TIBCO Software, Inc.(b)                               97,950               818,862

                                                                          ----------
                                                                           6,567,959
                                                                          ----------
Construction - 0.5%
  Dycom Industries, Inc.(b)                             18,400               391,000
                                                                          ----------
Dental Equipment & Supplies - 1.0%
  Align Technology, Inc.(b)                             89,300               818,881
                                                                          ----------
Electronics - 1.9%
  Directed Electronics, Inc.(b)                         28,100               470,675
  FLIR Systems, Inc.(b)(c)                              38,900             1,105,149

                                                                          ----------
                                                                           1,575,824
                                                                          ----------
Energy & Utilities - 1.5%
  El Paso Electric Co.(b)                               31,400               597,856
  ITC Holdings Corp.                                    24,750               649,688

                                                                          ----------
                                                                           1,247,544
                                                                          ----------
Entertainment & Leisure - 3.0%
  Gaylord Entertainment Co.(b)                          22,400             1,016,512
  Orient-Express Hotels Ltd. -
    Class A                                             19,900               780,677
  Pinnacle Entertainment, Inc.(b)                       23,250               654,952

                                                                          ----------
                                                                           2,452,141
                                                                          ----------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Food & Agriculture - 0.5%
  Lance, Inc.                                           17,950            $  403,875
                                                                          ----------
Insurance - 3.1%
  The Hanover Insurance Group,
    Inc.                                                21,650             1,134,893
  Platinum Underwriters Holdings
    Ltd.
                                                        35,800             1,041,780
  Universal American Financial
    Corp.(b)
                                                        25,650               395,010

                                                                          ----------
                                                                           2,571,683
                                                                          ----------
Machinery & Heavy Equipment - 1.0%
  Lennox International, Inc.                            26,200               782,332
                                                                          ----------
Manufacturing - 7.5%
  Actuant Corp. - Class A                                4,850               296,917
  American Railcar Industries, Inc.                     32,800             1,150,296
  Applied Films Corp.(b)
                                                        15,200               295,336
  Aptargroup, Inc.
                                                        15,450               853,612
  Hexel Corp.(b)(c)                                     37,100               815,087
  K2, Inc.(b)                                           88,800             1,114,440
  Paxar Corp.(b)                                        36,300               710,391
  Trex Company, Inc.(b)(c)                              28,000               887,600

                                                                          ----------
                                                                           6,123,679
                                                                          ----------
Medical & Medical Services - 7.8%
  Emergency Medical Services LP -
    Class A(b)                                          33,500               435,500
  Pediatrix Medical Group, Inc.(b)                      17,150             1,760,276
  Per-Se Technologies, Inc.(b)                          52,250             1,392,985
  Radiation Therapy Services,
    Inc.(b)                                             25,400               647,954
  Symbion, Inc.(b)
                                                        33,646               762,082
  Vital Images, Inc.(b)
                                                        39,950             1,361,496

                                                                          ----------
                                                                           6,360,293
                                                                          ----------
Medical Instruments & Supplies - 10.3%
  DJ Orthopedics, Inc.(b)                               49,600             1,972,096
  Ev3, Inc.(b)                                          43,500               770,385
  Hologic, Inc.(b)                                      21,700             1,201,095
  Immucor, Inc.(b)                                      21,050               603,924
  IntraLase Corp.(b)                                    43,100               999,920
  MWI Veterinary Supply, Inc.(b)                        29,750               978,775
  Polymedica Corp.                                      27,400             1,160,664
  Symmetry Medical, Inc.(b)
                                                        36,400               772,044

                                                                          ----------
                                                                           8,458,903
                                                                          ----------
Metal & Mining - 1.4%
  Century Aluminum Co.(b)(c)                            18,600               789,570
  Foundation Coal Holdings, Inc.                         8,100               333,234

                                                                          ----------
                                                                           1,122,804
                                                                          ----------
Motor Vehicles - 0.8%
  Tenneco Automotive, Inc.(b)
                                                        29,100               631,179
                                                                          ----------
Oil & Gas - 4.7%
  Carbo Ceramics, Inc.                                  12,200               694,302
  Goodrich Petroleum Corp.(b)(c)                        26,400               712,800
  Hercules Offshore, Inc.(b)(c)                         24,850               845,149
  KCS Energy, Inc.(b)
                                                        28,000               728,000
  Superior Energy Services, Inc.(b)
                                                        33,750               904,162

                                                                          ----------
                                                                           3,884,413
                                                                          ----------
Personal Services - 1.6%
  Laureate Education, Inc.(b)(c)                        25,150             1,342,507
                                                                          ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
68

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  SMALL CAP CORE EQUITY PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                              NUMBER
                                            OF SHARES        VALUE
                                           -----------   -------------
COMMON STOCKS (Continued)
Pharmaceuticals - 1.9%
  Andrx Corp.(b)                                38,200     $   906,868
  Valeant Pharmaceuticals
    International(c)                            41,150         652,228

                                                           -----------
                                                             1,559,096
                                                           -----------
Publishing & Printing - 1.3%
  Banta Corp.                                   20,800       1,081,184
                                                           -----------
Real Estate - 2.4%
  LaSalle Hotel Properties (REIT)               28,700       1,176,700
  Trustreet Properties, Inc. (REIT)             50,450         766,336

                                                           -----------
                                                             1,943,036
                                                           -----------
Restaurants - 1.8%
  Denny's Corp.(b)                             160,600         764,456
  Red Robin Gourmet Burgers,
    Inc.(b)(c)                                  14,400         679,680

                                                           -----------
                                                             1,444,136
                                                           -----------
Retail Merchandising - 5.4%
  The Children's Place Retail
    Stores, Inc.(b)                              8,250         477,675
  Core-Mark Holding Co., Inc.(b)                22,100         845,546
  Cost Plus, Inc.(b)                            19,000         324,900
  Jarden Corp.(b)(c)                            34,325       1,127,576
  Officemax, Inc.                               32,500         980,525
  Tractor Supply Co.(b)                          9,500         630,230

                                                           -----------
                                                             4,386,452
                                                           -----------
Security Brokers & Dealers - 1.0%
  Piper Jaffray Cos., Inc.(b)                   15,300         841,500
                                                           -----------
Semiconductors & Related Devices - 2.5%
  Kulicke & Soffa Industries, Inc.(b)           53,200         507,528
  O2Micro International Ltd. -
    ADR(b)                                      35,650         378,960
  Rudolph Technologies, Inc.(b)                 69,650       1,187,532

                                                           -----------
                                                             2,074,020
                                                           -----------
Telecommunications - 1.9%
  RCN Corp.(b)                                  23,700         613,830
  Ubiquitel, Inc.(b)                            91,000         919,100

                                                           -----------
                                                             1,532,930
                                                           -----------
Transportation - 0.8%
  Vitran Corp., Inc.(b)                         33,800         678,366
                                                           -----------
TOTAL COMMON STOCKS
  (Cost $69,212,691)                                        79,846,091
                                                           -----------

                                              PAR/SHARES
                                 MATURITY       (000)          VALUE
                                ----------   -----------   -------------
SHORT TERM INVESTMENTS - 6.6%
  U.S. Treasury Bills
      4.38%(d)                    04/06/06        $1,400      $1,399,174
  Galileo Money Market Fund                        4,001       4,000,864

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $5,400,038)                                            5,400,038
                                                              ----------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE INVESTMENT IN AFFILIATE
  - 104.2%
  (Cost $74,612,729)                                                  85,246,129
                                                                      ----------

                                              NUMBER
                                            OF SHARES
                                           -----------
INVESTMENT IN AFFILIATE - 10.2%
  Institutional Money Market
    Trust(e)
  (Cost $8,352,036)                        8,352,036     8,352,036
                                                         ---------

TOTAL INVESTMENTS IN SECURITIES -  114.4%
  (Cost $82,964,765(a))                        93,598,165
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (10.2)%                 (8,352,036)
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (4.2)%                        (3,449,061)
                                              -----------
TOTAL NET ASSETS - 100%                       $81,797,068
                                              ===========

-------------------

 (a) Cost for federal income tax purposes is $83,096,128. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                                      $11,320,498
    Gross unrealized depreciation                                         (818,461)
                                                                       -----------
                                                                       $10,502,037
                                                                       ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) The rate shown is the effective yield on the discount notes at the time of purchase.
 (e) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              69

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                       SMALL CAP GROWTH EQUITY PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 95.7%
Aerospace - 1.3%
  BE Aerospace, Inc.(b)                                288,800          $  7,254,656
  LMI Aerospace, Inc.(b)                                80,000             1,451,200

                                                                        ------------
                                                                           8,705,856
                                                                        ------------
Broadcasting - 2.2%
  CKX, Inc.(b)                                         857,615            11,209,028
  Outdoor Channel Holdings,
    Inc.(b)                                            383,700             3,909,903

                                                                        ------------
                                                                          15,118,931
                                                                        ------------
Business Services - 9.8%
  Advisory Board Co.(b)                                137,300             7,657,221
  DiamondCluster International,
    Inc.(b)                                          1,069,600            11,444,720
  Digitas, Inc.(b)                                     478,010             6,883,344
  eFunds, Corp.(b)                                      14,500               374,680
  Forrester Research, Inc.(b)                          399,700             8,921,304
  Gartner, Inc. - Class A(b)                           451,800             6,302,610
  Global Payments, Inc.(c)                              99,200             5,258,592
  Healthcare Services Group, Inc.                      332,200             7,095,792
  Watson Wyatt Worldwide, Inc.                         415,200            13,527,216

                                                                        ------------
                                                                          67,465,479
                                                                        ------------
Chemicals - 0.9%
  Agrium, Inc.                                         175,300             4,428,078
  OM Group, Inc.(b)                                     76,700             1,764,100

                                                                        ------------
                                                                           6,192,178
                                                                        ------------
Computer Software & Services - 17.3%
  Aladdin Knowledge Systems(b)                         350,300             7,864,235
  The BISYS Group, Inc.(b)                             251,898             3,395,585
  Blackboard, Inc.(b)                                  289,000             8,210,490
  CACI International, Inc.(b)                          105,400             6,930,050
  Foundry Networks, Inc.(b)                            752,300            13,661,768
  IHS, Inc.(b)                                         355,100             9,711,985
  Interwoven, Inc.(b)                                  934,000             8,396,660
  Progress Software Corp.(b)                           258,600             7,522,674
  SkillSoft PLC - ADR(b)                             2,799,730            14,670,585
  SonicWALL, Inc.(b)                                 1,854,800            13,150,532
  Transaction Systems Architects,
    Inc.(b)                                            343,900            10,733,119
  VeriFone Holdings, Inc.(b)                           367,200            11,122,488
  Website Pros, Inc.(b)                                251,650             3,535,683

                                                                        ------------
                                                                         118,905,854
                                                                        ------------
Dental Equipment & Supplies - 1.1%
  Align Technology, Inc.(b)                            816,100             7,483,637
                                                                        ------------
Electronics - 1.8%
  EMS Technologies, Inc.(b)                            283,500             5,111,505
  FLIR Systems, Inc.(b)                                267,100             7,588,311

                                                                        ------------
                                                                          12,699,816
                                                                        ------------
Energy & Utilities - 1.7%
  Airgas, Inc.                                         302,900            11,840,361
                                                                        ------------
Entertainment & Leisure - 5.0%
  Orient-Express Hotels Ltd. -
    Class A                                            211,800             8,308,914
  Scientific Games Corp. - Class
    A(b)                                               200,800             7,054,104
  Vail Resorts, Inc.(b)                                320,900            12,264,798
  World Wrestling Entertainment,
    Inc.                                               407,600             6,888,440

                                                                        ------------
                                                                          34,516,256
                                                                        ------------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Finance - 3.8%
  Affiliated Managers Group,
    Inc.(b)(c)                                          55,000           $ 5,863,550
  Clayton Holdings, Inc.(b)                             33,200               699,856
  Net 1 UEPS Technologies, Inc.(b)
                                                       329,600             9,327,680
  Wright Express Corp.(b)
                                                       355,900             9,982,995

                                                                         -----------
                                                                          25,874,081
                                                                         -----------
Machinery & Heavy Equipment - 1.4%
  Bucyrus International, Inc. - Class
    A
                                                        81,493             3,927,148
  Lennox International, Inc.
                                                       202,100             6,034,706

                                                                         -----------
                                                                           9,961,854
                                                                         -----------
Manufacturing - 5.2%
  Actuant Corp. - Class A                              157,300             9,629,906
  Crocs, Inc.(b)(c)                                    181,300             4,559,695
  Gardner Denver, Inc.(b)                              181,000            11,801,200
  The Warnaco Group, Inc.(b)                           402,000             9,648,000

                                                                         -----------
                                                                          35,638,801
                                                                         -----------
Medical & Medical Services - 7.2%
  Digene Corp.(b)
                                                       325,700            12,734,870
  Digirad Corp.(b)
                                                       405,600             1,735,968
  Noven Pharmaceuticals, Inc.(b)                       665,500            11,985,655
  Pediatrix Medical Group, Inc.(b)                     132,200            13,569,008
  Symbion, Inc.(b)                                     427,400             9,680,610

                                                                         -----------
                                                                          49,706,111
                                                                         -----------
Medical Instruments & Supplies - 9.6%
  Advanced Medical Optics, Inc.(b)                     187,300             8,735,672
  Bruker BioSciences Corp.(b)                          463,100             2,500,740
  Charles River Laboratories
    International, Inc.(b)                             155,088             7,602,414
  Hologic, Inc.(b)                                     280,950            15,550,582
  IntraLase Corp.(b)                                   384,000             8,908,800
  Kyphon, Inc.(b)(c)                                   179,800             6,688,560
  Martek Biosciences Corp.(b)(c)                       241,900             7,941,577
  Wright Medical Group, Inc.(b)                        400,081             7,901,600

                                                                         -----------
                                                                          65,829,945
                                                                         -----------
Metal & Mining - 1.2%
  Massey Energy Co.(b)                                 234,200             8,447,594
                                                                         -----------
Motor Vehicles - 0.7%
  Wabash National Corp.
                                                       242,000             4,779,500
                                                                         -----------
Oil & Gas - 5.3%
  Atwood Oceanics, Inc.(b)                              90,800             9,171,708
  Comstock Resources, Inc.(b)                          197,800             5,872,682
  Hercules Offshore, Inc.(b)                            51,900             1,765,119
  Oceaneering International, Inc.(b)                   115,000             6,589,500
  Superior Energy Serivces, Inc.(b)                    262,800             7,040,412
  Trico Marine Services, Inc.(b)
                                                       197,500             6,379,250

                                                                         -----------
                                                                          36,818,671
                                                                         -----------
Personal Services - 2.0%
  Laureate Education, Inc.(b)(c)                       261,800            13,974,884
                                                                         -----------
Publishing & Printing - 0.6%
  Playboy Enterprises, Inc. - Class
    B(b)                                               295,303             4,193,302
                                                                         -----------
Real Estate - 0.6%
  Homestore, Inc.(b)                                   613,600             4,025,216
                                                                         -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
70

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                 SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                              NUMBER
                                            OF SHARES         VALUE
                                           -----------   --------------
COMMON STOCKS (Continued)
Restaurants - 3.7%
  Red Robin Gourmet Burgers,
    Inc.(b)(c)                                 264,400     $ 12,479,680
  Ruth's Chris Steak House, Inc.(b)            340,300        8,102,543
  Texas Roadhouse, Inc.(b)                     287,400        4,911,666

                                                           ------------
                                                             25,493,889
                                                           ------------
Retail Merchandising - 5.6%
  Central Garden & Pet Co.(b)                  169,000        8,980,660
  The Children's Place Retail
    Stores, Inc.(b)                            127,900        7,405,410
  Coldwater Creek, Inc.(b)                     170,250        4,732,950
  Dick's Sporting Goods, Inc.(b)               194,121        7,700,780
  Jos. A. Bank Clothiers, Inc.(b)(c)           201,100        9,642,745

                                                           ------------
                                                             38,462,545
                                                           ------------
Semiconductors & Related Devices - 4.8%
  Eagle Test Systems, Inc.(b)                  162,900        2,508,660
  Kulicke & Soffa Industries, Inc.(b)          513,400        4,897,836
  Micrel, Inc.(b)                              199,200        2,952,144
  Microsemi Corp.(b)                           343,500        9,999,285
  MKS Instruments, Inc.(b)                     119,700        2,804,571
  O2Micro International Ltd. -
    ADR(b)                                     238,068        2,530,663
  Standard Microsystems Corp.(b)               295,300        7,671,894

                                                           ------------
                                                             33,365,053
                                                           ------------
Telecommunications - 2.9%
  Polycom, Inc.(b)(c)                          620,700       13,456,776
  Syniverse Holdings, Inc.(b)                  195,300        3,085,740
  WinderThan Co. Ltd. - ADR(b)                 259,800        3,434,556

                                                           ------------
                                                             19,977,072
                                                           ------------
TOTAL COMMON STOCKS
  (Cost $503,757,700)                                       659,476,886
                                                           ------------

                                              PAR/SHARES
                                 MATURITY       (000)
                                ----------   -----------
SHORT TERM INVESTMENTS - 4.2%
  U.S. Treasury Bills
      4.38%(d)                    04/06/06       $18,700          18,688,962
  Galileo Money Market Fund                       10,000          10,000,000

                                                                  ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $28,688,962)                                              28,688,962
                                                                  ----------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE INVESTMENT IN AFFILIATE
  - 99.9%
  (Cost $532,446,662)                                                 688,165,848
                                                                      -----------

                                              NUMBER
                                             OF SHARES
                                           ------------
INVESTMENT IN AFFILIATE - 8.6%
  Institutional Money Market
    Trust(e)
  (Cost $59,674,945)                         59,674,945   59,674,945
                                                          ----------

                                                VALUE
                                           ---------------
TOTAL INVESTMENTS IN SECURITIES -  108.5%
  (Cost $592,121,607(a))                     $747,840,793
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (8.6)%                 (59,674,945)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.1%                              846,006
                                             ------------
TOTAL NET ASSETS - 100%                      $689,011,854
                                             ============

-------------------

 (a) Cost for federal income tax purposes is $594,262,460. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                          $162,446,332
   Gross unrealized depreciation                                            (8,867,999)
                                                                          ------------
                                                                          $153,578,333
                                                                          ============

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) The rate shown is the effective yield on the discount notes at the time of purchase.
 (e) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              71

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
              GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 92.9%
Belgium - 1.0%
Telecommunications - 1.0%
  Option NV(b)                                           3,400            $  342,810
                                                                          ----------
Brazil - 0.6%
Telecommunications - 0.6%
  Tim Participacoes SA - ADR(c)                          6,000               222,180
                                                                          ----------
Canada - 0.5%
Pharmaceuticals - 0.5%
  Cardiome Pharma Corp.(b)                              12,682               161,061
                                                                          ----------
Cayman Islands - 0.8%
Semiconductors & Related Devices - 0.8%
  ASM Pacific Technology Ltd.                           46,000               274,489
                                                                          ----------
Finland - 1.6%
Telecommunications - 1.6%
  Nokia Corp. - ADR(c)                                  25,700               532,504
                                                                          ----------
Germany - 2.1%
Computer Software & Services - 1.3%
  SAP AG - ADR                                           8,000               434,560
                                                                          ----------
Manufacturing - 0.8%
  MAN AG                                                 4,000               277,612
                                                                          ----------
Total Germany                                                                712,172
                                                                          ----------
India - 0.6%
Telecommunications - 0.6%
  Bharti Tele-Ventures Ltd.(b)                          22,000               193,913
                                                                          ----------
Italy - 0.6%
Computer Software & Services - 0.6%
  Fastweb SpA(b)                                         3,800               193,919
                                                                          ----------
Japan - 3.7%
Computer Software & Services - 1.7%
  Nippon System Development                              7,100               247,324
  Otsuka Corp.                                           2,900               340,263

                                                                          ----------
                                                                             587,587
                                                                          ----------
Electronics - 0.6%
  Matsushita Electric Industrial Co.
    Ltd.                                                 9,000               199,958
                                                                          ----------
Machinery & Heavy Equipment - 1.4%
  Hitachi Construction Machinery
    Co. Ltd.                                            10,100               266,015
  Komatsu Ltd.                                           5,900               112,536
  Nabtesco Corp.                                         9,200               114,277

                                                                          ----------
                                                                             492,828
                                                                          ----------
Total Japan                                                                1,280,373
                                                                          ----------
Mexico - 0.9%
Telecommunications - 0.9%
  America Movil SA - ADR                                 8,600               294,636
                                                                          ----------
Netherlands - 0.4%
Business Services - 0.4%
  Ordina NV                                              6,000               136,334
                                                                          ----------
Norway - 0.3%
Computer Software & Services - 0.3%
  Fast Search & Transfer ASA(b)                         30,000               112,152
                                                                          ----------
Singapore - 0.5%
Electronic Components & Accessories - 0.5%
  Stats Chippac Ltd.(b)                                220,000               175,635
                                                                          ----------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
South Korea - 1.0%
Computer Software & Services - 0.6%
  NHN Corp.(b)                                             700            $  216,138
                                                                          ----------
Electronics - 0.4%
  Samsung Electronics Co. Ltd.                             200               129,683
                                                                          ----------
Total South Korea                                                            345,821
                                                                          ----------
Taiwan - 1.7%
Computer & Office Equipment - 0.7%
  Lite-On Technology Corp.                             173,866               241,045
                                                                          ----------
Electronics - 0.6%
  Hon Hai Precision Industry Co.
    Ltd.                                                30,495               188,841
                                                                          ----------
Manufacturing - 0.4%
  Wistron Corp.(b)                                     120,000               143,815
                                                                          ----------
Total Taiwan                                                                 573,701
                                                                          ----------
United Kingdom - 2.0%
Aerospace - 0.6%
  Meggitt PLC                                           35,900               217,058
                                                                          ----------
Computer Software & Services - 0.5%
  Autonomy Corp. PLC(b)                                 19,100               161,775
                                                                          ----------
Semiconductors & Related Devices - 0.4%
  Wolfson Microelectronics PLC(b)                       18,600               142,997
                                                                          ----------
Telephone Communications - 0.5%
  Colt Telecom Group PLC(b)                            134,600               171,299
                                                                          ----------
Total United Kingdom                                                         693,129
                                                                          ----------
United States - 74.6%
Advertising - 1.7%
  Monster Worldwide, Inc.(b)                             7,900               393,894
  Valueclick, Inc,(b)                                   10,500               177,660

                                                                          ----------
                                                                             571,554
                                                                          ----------
Aerospace - 1.5%
  Goodrich Corp.(c)
                                                         4,000               174,440
  Lockheed Martin Corp.
                                                         4,300               323,059

                                                                          ----------
                                                                             497,499
                                                                          ----------
Business Services - 3.4%
  Accenture Ltd.                                         5,400               162,378
  Akamai Technologies, Inc.(b)(c)                       14,900               490,061
  Aquantive, Inc.(b)                                    11,500               270,710
  Huron Consulting Group, Inc.(b)
                                                         7,800               236,262

                                                                          ----------
                                                                           1,159,411
                                                                          ----------
Computer & Office Equipment - 7.1%
  Apple Computer, Inc.(b)                                4,900               307,328
  Cisco Systems, Inc.(b)(c)                             31,100               673,937
  Hewlett-Packard Co.                                   20,700               681,030
  International Business Machines
    Corp.                                                6,100               503,067
  Network Appliance, Inc.(b)                             7,700               277,431

                                                                          ----------
                                                                           2,442,793
                                                                          ----------
Computer Software & Services - 14.7%
  Adobe Systems, Inc.(b)                                11,100               387,612
  Advanced Micro Devices, Inc.(b)                        7,000               232,120
  Automatic Data Processing, Inc.                        4,500               205,560
  BEA Systems, Inc.(b)                                  36,300               476,619

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
72

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
        GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United States (Continued)
Computer Software & Services (Continued)
  Cadence Design Systems, Inc.(b)                       14,300            $  264,407
  Ceridian Corp.(b)                                     12,400               315,580
  Cognos, Inc.(b)                                        5,000               194,500
  Electronic Arts, Inc.(b)                               3,200               175,104
  EMC Corp.(b)                                          14,600               198,998
  Foundry Networks, Inc.(b)                             11,300               205,208
  Google, Inc. - Class A(b)(c)                             900               351,000
  Informatica Corp.(b)                                  15,500               241,025
  Microsoft Corp.(c)                                    18,700               508,827
  Oracle Corp.(b)                                       37,100               507,899
  Sybase, Inc.(b)                                        7,600               160,512
  TIBCO Software, Inc.(b)                               21,400               178,904
  Unica Corp.(b)                                         7,400                85,766
  Yahoo! Inc.(b)(c)                                     10,700               345,182

                                                                          ----------
                                                                           5,034,823
                                                                          ----------
Electronics - 5.9%
  Agilent Technologies, Inc.(b)                          7,500               281,625
  Coherent, Inc.(b)                                      4,300               150,973
  Himax Technologies, Inc.(b)                            4,000                35,000
  Intersil Corp. - Class A                              11,300               326,796
  KEMET Corp.(b)                                        29,100               275,577
  Molex, Inc.                                            7,400               245,680
  National Semiconductor Corp.                          13,700               381,408
  TTM Technologies, Inc.(b)                             21,500               311,535

                                                                          ----------
                                                                           2,008,594
                                                                          ----------
Insurance - 1.5%
  Aetna, Inc.                                            3,000               147,420
  Cigna Corp.(c)                                         1,500               195,930
  WellPoint, Inc.(b)                                     2,000               154,860

                                                                          ----------
                                                                             498,210
                                                                          ----------
Manufacturing - 1.6%
  Corning, Inc.(b)                                      12,200               328,302
  Powerwave Technologies, Inc.(b)                       15,300               206,397

                                                                          ----------
                                                                             534,699
                                                                          ----------
Measuring & Controlling Devices - 1.2%
  KLA-Tencor Corp.                                       8,500               411,060
                                                                          ----------
Medical & Medical Services - 3.8%
  Amgen, Inc.(b)                                         4,800               349,200
  Caremark Rx, Inc.(b)                                   4,100               201,638
  Davita, Inc.(b)                                        4,000               240,840
  Medco Health Solutions, Inc.(b)                        3,450               197,409
  MedImmune, Inc.(b)(c)                                  8,800               321,904

                                                                          ----------
                                                                           1,310,991
                                                                          ----------
Medical Instruments & Supplies - 2.1%
  C.R. Bard, Inc.                                        2,400               162,744
  Varian Medical Systems,
    Inc.(b)(c)                                           4,500               252,720
  Waters Corp.(b)                                        7,276               313,959

                                                                          ----------
                                                                             729,423
                                                                          ----------
Pharmaceuticals - 10.8%
  Adolor Corp.(b)                                        2,434                57,929
  Advanced Magnetics, Inc,.(b)                           2,018                77,189
  Alexion Pharmaceuticals,
    Inc.(b)(c)                                          17,000               602,140
  Allergan, Inc.(c)                                      1,900               206,150

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United States (Continued)
Pharmaceuticals (Continued)
  Amylin Pharmaceuticals,
    Inc.(b)(c)                                           8,750           $   428,312
  BioMarin Pharmaceutical,
    Inc.(b)(c)                                          12,700               170,434
  Gilead Sciences, Inc.(b)                               3,800               236,436
  GlaxoSmithKline PLC - ADR                              4,450               232,780
  ImClone Systems, Inc.(b)(c)                            4,497               152,988
  Keryx Biopharmaceuticals, Inc.(b)                     14,393               275,050
  Merck & Co., Inc.(c)                                   4,300               151,489
  Novartis AG - ADR                                      4,250               235,620
  Renovis, Inc.(b)(c)                                   12,156               259,166
  Sanofi-Aventis - ADR(c)                                3,547               168,305
  Schering-Plough Corp.                                  8,300               157,617
  Shire PLC - ADR                                        6,400               297,536

                                                                         -----------
                                                                           3,709,141
                                                                         -----------
Retail Merchandising - 0.5%
  CVS Corp.
                                                         6,300               188,181
                                                                         -----------
Semiconductors & Related Devices - 11.2%
  Agere Systems, Inc. - ADR(b)                          11,700               175,968
  Analog Devices, Inc.                                   6,200               237,398
  Applied Materials, Inc.                               19,300               337,943
  ASML Holding N.V.(b)                                   9,300               189,441
  Atheros Communications(b)                             23,000               602,370
  Broadcom Corp. - Class A(b)(c)                        13,350               576,186
  Lam Research Corp.(b)                                  5,500               236,500
  Marvell Technology Group Ltd.(b)                       5,400               292,140
  MEMC Electronic Materials,
    Inc.(b)
                                                         9,600               354,432
  NVIDIA Corp.(b)(c)
                                                        11,100               635,586
  Semtech Corp.(b)                                      11,000               196,790

                                                                         -----------
                                                                           3,834,754
                                                                         -----------
Telecommunications - 7.6%
  ADC Telecommunications, Inc.(b)
                                                         6,400               163,776
  Alcatel SA - SP ADR(b)
                                                        17,700               272,580
  ALLTEL Corp.                                           3,900               252,525
  Amdocs Ltd.(b)                                         6,800               245,208
  Comverse Technology, Inc.(b)                           6,700               157,651
  Harris Corp.(c)
                                                         7,000               331,030
  Motorola, Inc.(c)
                                                        18,200               416,962
  Oplink Communications, Inc.(b)                        10,000               173,400
  Qualcomm, Inc.                                        11,900               602,259

                                                                         -----------
                                                                           2,615,391
                                                                         -----------
Total United States                                                       25,546,524
                                                                         -----------
TOTAL COMMON STOCKS
  (Cost $26,213,619)                                                      31,791,353
                                                                         -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              73

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
        GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                              PAR/SHARES
                                 MATURITY       (000)          VALUE
                                ----------   -----------   -------------
SHORT TERM INVESTMENTS - 8.3%
  U.S. Treasury Bills
    4.38%(d)                      04/06/06        $1,200      $1,199,292
  Galileo Money Market Fund                        1,650       1,650,259

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,849,551)                                            2,849,551
                                                              ----------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND
  INVESTMENT IN AFFILIATE - 101.2%
  (Cost $29,063,170)                                                  34,640,904
                                                                      ----------

SECURITIES LENDING COLLATERAL - 3.7%
  Bank of America, Master Notes
    4.08%(e)(f)                        04/03/06     645       644,868
  Citibank, Master Notes
    4.94%(e)(f)                        04/03/06     152       151,765
  Morgan Stanley, Floating Rate
    Notes
    4.94%(e)(f)                        04/03/06     483       482,888

                                                            ---------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $1,279,521)                                         1,279,521
                                                            ---------

                                              NUMBER
                                            OF SHARES
                                           -----------
INVESTMENT IN AFFILIATE - 17.3%
  Institutional Money Market
    Trust(f)
  (Cost $5,924,510)                        5,924,510     5,924,510
                                                         ---------

TOTAL INVESTMENTS IN SECURITIES -  122.2%
  (Cost $36,267,201(a))                        41,844,935
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (21.0)%                 (7,204,031)
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (1.2)%                          (409,931)
                                              -----------
TOTAL NET ASSETS - 100%                       $34,230,973
                                              ===========

-------------------

 (a) Cost for federal income tax purposes is $36,320,893. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                       $5,705,110
   Gross unrealized depreciation                                         (181,068)
                                                                       ----------
                                                                       $5,524,042
                                                                       ==========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) The rate shown is the effective yield on the discount notes at the time of purchase.
 (e) Rates shown are the rates as of March 31, 2006.
  (f) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
74

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                           GLOBAL RESOURCES PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 100.2%
Canada - 24.5%
Banks - 0.0%
  Quest Capital Corp.                                   61,000           $   157,221
                                                                         -----------
Metal & Mining - 4.6%
  AXMIN, Inc.(b)                                     2,581,000             1,591,232
  Bema Gold Corp.(b)                                   250,000             1,107,500
  Crystallex International Corp.
    (acquired 01/20/05, cost
$    1,503,200)(b)(c)                                  500,000             2,042,214
  European Goldfields Ltd.(b)                          561,400             1,946,885
  Frontier Pacific Mining Corp.(b)                   3,024,300             1,553,778
  Gateway Gold Corp.(b)                                500,000               620,799
  Gold Reserve, Inc.(b)                              1,000,000             5,910,000
  Golden Star Resources Ltd.(b)(d)                     789,408             2,494,255
  Mag Silver Corp.(b)                                2,026,200             7,373,678
  Mena Resources, Inc.(b)                               20,000                16,269
  Minefinders Corp. Ltd.(b)                            250,000             1,930,000
  Nevsun Resources Ltd. (acquired
    8/8/97 through 9/9/04, cost
$    4,883,732)(b)(c)(d)(e)                          1,554,800             4,366,780
  NovaGold Resources, Inc.(b)(d)                       691,418            10,578,695
  Orezone Resources, Inc.(b)                           500,000             1,113,157
  Polymet Mining Corp.(b)                              500,000             1,284,412
  Radius Gold, Inc.(b)                                 569,700               409,768
  Romarco Minerals, Inc.(b)                            223,000                46,783
  Southwestern Resources Corp.(b)                      566,900             6,698,823
  Stratagold Corp.(b)                                1,000,000               941,902
  Sunridge Gold Corp.(b)                             1,249,577             2,749,851
  Triex Minerals Corp. (acquired
    12/23/05, cost $671,761)(c)(f)                     312,100               649,401
  Virginia Gold Mines, Inc.(b)                          11,500               148,495
  X-Cal Resources Ltd.(b)                            1,755,500               526,116

                                                                         -----------
                                                                          56,100,793
                                                                         -----------
Motor Vehicles - 0.1%
  Westport Innovations, Inc.
    (acquired 12/17/03 through
    9/15/04, cost
$    1,052,339)(b)(c)(e)                               959,500               772,299
                                                                         -----------
Oil & Gas - 19.7%
  Accrete Energy, Inc.(b)                               13,690                93,779
  Alberta Clipper Energy, Inc.(b)                      379,215             1,104,021
  Baytex Energy Trust                                  496,948             8,599,837
  Bow Valley Energy Ltd.(b)                            634,600             3,206,011
  C1 Energy Ltd.(b)                                    647,099             1,163,598
  Canadian Superior Energy,
    Inc.(b)                                          1,091,000             2,552,940
  Canex Energy, Inc.(b)                                403,200             1,173,849
  Capitol Energy Resources Ltd.(b)                     438,026             1,800,336
  Chamaelo Exploration Ltd.(b)                         202,180             1,073,354
  Cinch Energy Corp.(b)                                901,980             1,822,728
  Compton Petroleum Corp.(b)                         1,171,300            14,933,987
  Crew Energy, Inc. (acquired
    6/24/98 through 3/10/06, cost
$    3,002,247)(b)(c)                                  727,137            10,117,717
  Cyries Energy, Inc.(b)                                69,096               789,263
  Daylight Energy Trust                                152,170             1,587,047
  Delphi Energy Corp.(b)                               831,300             3,637,405
  Ember Resources, Inc.(b)                             274,224             1,467,568
  Endev Energy, Inc.(b)                              1,538,300             2,331,456
  Equinox Minerals Ltd.(b)                           1,552,114             2,046,715
  Esprit Energy Trust                                  533,525             5,450,146
  Fairborne Energy Trust                               317,020             3,887,251
  Fairquest Energy Ltd.(b)                             520,567             2,852,788

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Canada (Continued)
Oil & Gas (Continued)
  First Calgary Petroleums Ltd.(b)           740,786            $  5,550,265
  Galleon Energy, Inc. - Class A
    (acquired 01/20/05 through
    03/13/06, cost
$    9,925,963)(b)(c)(f)                   1,166,988              33,974,904
  Hawker Resources, Inc.(b)                  227,509                 876,646
  Highpine Oil & Gas Ltd.(b)                  39,246                 781,329
  HSE Integrated Ltd.(b)                      28,238                  89,464
  Innova Exploration Ltd. (acquired
    10/31/05, cost $384,983)(c)(f)           155,000                 970,202
  KICK Energy Ltd.(b)                        219,700               1,183,297
  Leader Energy Services Ltd.(b)             454,104               1,629,230
  Masters Energy, Inc.(b)                     27,741                 116,157
  Midnight Oil Exploration Ltd.
    (acquired 01/20/05 through
    12/12/05, cost
$    3,587,330)(b)(c)                      1,127,700               3,804,545
  Niko Resources Ltd. (acquired
    5/2/03 through 11/10/03, cost
$    689,948)(c)                              39,000               1,970,287
  Oilexco, Inc.(b)                         1,617,675               6,510,316
  Open Range Energy Corp.(b)                  48,061                 187,250
  Pacific Rodera Energy, Inc.(b)             990,200               1,093,769
  Paramount Resources Ltd. -
    Class A(b)                               377,100              13,448,829
  Penn West Energy Trust                   1,439,400              52,616,334
  Petrolifera Petroleum Ltd.(b)              199,615               2,093,834
  Point North Energy Ltd.(e)                 147,124                 141,096
  Prairie Schooner Petroleum
    Ltd.(b)                                   40,900                 695,187
  ProEx Energy Ltd.(b)                        69,096                 867,361
  ProspEx Resources Ltd.(b)                1,504,120               5,280,551
  Real Resources, Inc.(b)                    412,737               8,128,570
  Sequoia Oil & Gas Trust                    297,320               4,811,704
  Tag Oil Ltd. (acquired 09/22/05,
    cost $218,247)(c)(f)                     198,000                 122,070
  Technicoil Corp. (acquired
    6/15/04, cost $548,935)(b)(c)            753,100               1,895,889
  Thunder Energy Trust
                                             568,896               4,924,895
  Trilogy Energy Trust
                                             308,900               5,144,586
  True Energy Trust                          138,434               1,845,625
  Tusk Energy Corp. (acquired
    03/14/05, cost
$    1,123,911)(b)(c)(f)                     599,192               2,011,245
  Vault Energy Trust                         130,450               1,119,244
  Vero Energy, Inc.(b)                        91,643                 482,601
  West Energy Ltd.(b)                          2,735                  13,115
  Zenas Energy Corp. (acquired
    5/18/04 through 3/16/06, cost
$    2,412,356)(b)(c)(f)                     526,585               2,105,709

                                                                ------------
                                                                 238,177,902
                                                                ------------
Transportation - 0.1%
  Railpower Technologies Corp.(b)            360,600               1,389,476
                                                                ------------
Total Canada                                                     296,597,691
                                                                ------------
China - 0.0%
Oil & Gas - 0.0%
  Innova Exploration Ltd.(b)                  77,609                 485,783
                                                                ------------
Norway - 0.5%
Transportation - 0.5%
  Stolt-Nielsen SA (acquired
    01/20/05, cost $2,320,388)(c)            170,000               5,265,808
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              75

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     GLOBAL RESOURCES PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United Kingdom - 2.0%
Energy & Utilities - 0.1%
  ITM Power PLC(b)                                     335,200          $  1,268,131
                                                                        ------------
Finance - 0.2%
  Archipelago Holdings, Inc.
    (acquired 05/13/05, cost
$    1,453,189)(c)(f)                                2,247,400             1,440,816
                                                                        ------------
Oil & Gas - 1.7%
  Expro International Group PLC                        563,941             7,260,285
  Tullow Oil PLC                                     1,244,198             7,328,094
  Venture Production PLC(b)                            514,729             6,108,030

                                                                        ------------
                                                                          20,696,409
                                                                        ------------
Total United Kingdom                                                      23,405,356
                                                                        ------------
United States - 73.2%
Conglomerates - 1.6%
  Stolt-Nielsen SA (acquired
    2/18/04 through 9/9/04, cost
$    8,931,236)(c)                                     626,100            19,221,270
                                                                        ------------
Energy & Utilities - 1.8%
  KFX, Inc.(b)(d)                                      393,400             7,159,880
  Longview Energy Co. (acquired
    8/13/04, cost
$    1,281,000)(c)(e)(f)                                85,400             1,579,900
  McDermott International, Inc.(b)                     245,900            13,389,255

                                                                        ------------
                                                                          22,129,035
                                                                        ------------
Finance - 0.1%
  NGP Capital Resources Co.                             64,500               877,200
                                                                        ------------
Manufacturing - 2.0%
  Maverick Tube Corp.(b)(d)                            314,679            16,674,840
  NS Group, Inc.(b)                                    150,000             6,904,500
  OYO Geospace Corp.(b)                                  3,350               197,617

                                                                        ------------
                                                                          23,776,957
                                                                        ------------
Metal & Mining - 23.3%
  Alpha Natural Resources,
    Inc.(b)(d)                                          27,500               636,350
  Arch Coal, Inc.(d)                                   739,600            56,165,224
  CONSOL Energy, Inc. (acquired
    8/13/01 through 4/21/04, cost
$    22,036,964)(c)                                  1,151,600            85,402,656
  Crystallex International Corp.(b)                  1,502,400             6,174,864
  Massey Energy Co.(b)(d)                            1,663,040            59,985,853
  Peabody Energy Corp.(d)                            1,378,236            69,476,876
  Randgold Resources Ltd.(b)                           200,000             3,634,000
  Viceroy Exploration Ltd.(b)                           18,300               132,492

                                                                        ------------
                                                                         281,608,315
                                                                        ------------
Oil & Gas - 42.7%
  Allis-Chalmers Energy, Inc.(b)                        96,500             1,315,295
  American Oil & Gas, Inc.(b)                           89,926               388,480
  BJ Services Co.                                      802,600            27,769,960
  Bois d'Arc Energy, Inc.(b)                           101,900             1,696,635
  Brigham Exploration Co.(b)                            81,900               717,444
  Callon Petroleum Co.(b)                               76,534             1,608,745
  CanArgo Energy Corp.(b)                            5,024,200             5,476,378
  Clayton Williams Energy, Inc.(b)                     267,021            10,926,499
  Comstock Resources, Inc.(b)                          351,300            10,430,097
  Cross Timbers Royalty Trust                            2,490               115,984
  Denbury Resources, Inc.(b)                           447,600            14,175,492
  Diamond Offshore Drilling, Inc.(d)                   558,300            49,967,850

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United States (Continued)
Oil & Gas (Continued)
  The Exploration Co.(b)(d)                            179,600        $    2,018,704
  Global Industries, Inc.(b)                           189,496             2,745,797
  Grant Prideco, Inc.(b)                                96,200             4,121,208
  Halliburton Co.(d)                                   258,700            18,890,274
  Hercules Offshore, Inc.(b)                            68,900             2,343,289
  Matador Resources Co. (acquired
    10/14/03, cost
$    978,460)(c)(e)(f)                                  97,846             1,467,690
  Nabors Industries Ltd.(b)(d)                          84,500             6,048,510
  Newfield Exploration Co.(b)(d)
                                                     1,118,110            46,848,809
  Newpark Resources, Inc.(b)
                                                       500,000             4,100,000
  Noble Corp.(d)
                                                       240,700            19,520,770
  Parallel Petroleum Corp.(b)                          163,032             3,007,941
  Patterson-UTI Energy, Inc.                           297,101             9,495,348
  Penn Virginia Corp.                                  560,000            39,760,000
  PetroQuest Energy, Inc.(b)                           494,654             4,991,059
  Pioneer Natural Resources Co.(d)                     379,200            16,779,600
  Plains Exploration & Production
    Co.(b)                                           1,087,505            42,021,193
  Precision Drilling Trust(d)                          152,700             4,938,318
  Pride International, Inc.(b)(d)                      528,100            16,466,158
  Rowan Cos., Inc.(d)
                                                       555,900            24,437,364
  Schlumberger Ltd.(d)
                                                       180,000            22,782,600
  Southwestern Energy Co.(b)                           573,600            18,464,184
  Transocean, Inc.(b)                                  670,100            53,809,030
  Treasure Island Royalty Trust
    (acquired 01/20/05, cost
$    10,149)(b)(c)                                     507,439               416,100
  Weatherford International
    Ltd.(b)(d)                                         577,197            26,406,784

                                                                      --------------
                                                                         516,469,589
                                                                      --------------
Transportation - 1.7%
  Hornbeck Offshore Services,
    Inc.(b)(d)
                                                       142,900             5,154,403
  OMI Corp.(d)                                         863,200            15,554,864
  Stealthgas, Inc.                                      33,000               458,700

                                                                      --------------
                                                                          21,167,967
                                                                      --------------
Waste Management - 0.0%
  Republic Resources, Inc.(b)                           28,750                 1,150
                                                                      --------------
Total United States                                                      885,251,483
                                                                      --------------
TOTAL COMMON STOCKS
  (Cost $607,908,549)
                                                                       1,211,006,121
                                                                      --------------
WARRANTS - 0.0%
  Nevsun Resources Ltd. (issued
    12/18/03, expiring 12/18/08,
    strike price 10.00 CAD)
    (acquired 01/20/05, cost
$    3)(c)(e)(f)(g)                                    250,000               224,772
  Point North Energy Ltd. (issued
    07/24/03, expiring 07/23/08,
    strike price 5.00 CAD)
    (acquired 7/24/03, cost
$    74)(c)(e)(f)(h)                                   147,124               201,566

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
76

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     GLOBAL RESOURCES PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                              NUMBER
                                            OF SHARES        VALUE
                                           -----------   ------------
WARRANTS (Continued)
  Triex Minerals Corp. (issued
    12/23/05, expiring 12/23/06,
    strike price 3.00 CAD)
    (acquired 12/23/05, cost
$    0)(c)(e)(f)(k)                            156,050     $   46,767

                                                           ----------
TOTAL WARRANTS
  (Cost $76)                                                  473,105
                                                           ----------
SHORT TERM INVESTMENTS - 0.1%
  Galileo Money Market Fund
  (Cost $1,096,798)                          1,096,798      1,096,798
                                                           ----------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 100.3%
  (Cost $609,005,423)                                                 1,212,576,024
                                                                      -------------

                                                     PAR/SHARES
                                        MATURITY       (000)
                                       ----------   -----------
SECURITIES LENDING COLLATERAL - 1.9%
  Banco Santander, Certificate of
    Deposit
    4.34%(i)                             04/10/06        $6,178    6,177,892
  Bank of America, Master Notes
    4.08%(i)(j)                          04/03/06        10,915   10,915,218
  Morgan Stanley, Floating Rate
    Notes
    4.94%(i)(j)                          04/03/06         5,968    5,967,896

                                                                  ----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $23,061,006)                                              23,061,006
                                                                  ----------

                                               NUMBER
                                             OF SHARES
                                           -------------
INVESTMENT IN AFFILIATE - 15.8%
  Institutional Money Market Trust(i)
  (Cost $191,209,858)                         191,209,858      191,209,858
                                                            --------------

TOTAL INVESTMENT IN SECURITIES -  118.0%
  (Cost $823,276,287(a))                                     1,426,846,888
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (17.7)%                                (214,270,864)
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.3)%                                         (3,148,300)
                                                            --------------
TOTAL NET ASSETS - 100%                                     $1,209,427,724
                                                            ==============

-------------------

 (a) Cost for federal income tax purposes is $823,507,482. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                          $611,247,093
   Gross unrealized depreciation                                            (7,907,687)
                                                                          ------------
                                                                          $603,339,406
                                                                          ============

 (b) Non-income producing security.

  (c) Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (I) a resale Registration Statement has been filed with the SEC and declared effective or (II) resale is permitted under Rule 144A without the need for an effective registration statement. As of March 31, 2006, the
       Portfolio held 14.9% of its net assets, with a current market value of
       $180,070,607 and a current cost of $67,016,415 in these securities.
 (d) Total or partial securities on loan.
 (e) Security is illiquid. As of March 31, 2006,  the Portfolio held 0.7% of its net assets, with a current market value of $8,800,870 in these securities.
  (f) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, these securities had a total market value of $44,795,042, which represents 3.7% of net assets.
 (g) As of March 31, 2006, the aggregate amount of shares called for by these warrants is 250,000.  These warrants were exercisable as of 12/18/03.
 (h) As of March 31, 2006, the aggregate amount of shares called for by these warrants is 147,124.  These warrants were exercisable as of 7/24/03.
  (i) Securities purchased with the cash proceeds from securities loaned.
     (j) Rates shown are the rates as of March 31, 2006.
  (k) As of March 31, 2006, the aggregate amount of shares called for by these warrants is 156,050. These warrants were exercisable as of 12/23/05.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              77

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                       ALL-CAP GLOBAL RESOURCES PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 88.8%
Australia - 0.8%
Metal & Mining - 0.8%
  BHP Billiton Ltd. - ADR                              115,690           $ 4,610,246
                                                                         -----------
Austria - 1.9%
Oil & Gas - 1.9%
  OMV AG                                               157,760            10,553,276
                                                                         -----------
Canada - 12.6%
Metal & Mining - 1.6%
  Teck Cominco Ltd.                                    140,630             9,048,198
                                                                         -----------
Oil & Gas - 11.0%
  Compton Petroleum Corp.(b)                           460,580             5,872,360
  Galleon Energy, Inc. - Class A
    (acquired 02/22/05 through
    03/31/06, cost
$    6,644,560)(b)(c)                                  402,550            11,719,570
  Husky Energy, Inc.                                   134,080             8,111,275
  Nexen, Inc.                                           81,840             4,505,983
  Pason Systems, Inc.                                  117,770             3,154,382
  Penn West Energy Trust                               174,050             6,362,285
  Petro Canada                                         122,710             5,818,966
  Real Resources, Inc.(b)                              158,612             3,123,754
  Talisman Energy, Inc. - ADR                          260,970            13,878,385

                                                                         -----------
                                                                          62,546,960
                                                                         -----------
Total Canada                                                              71,595,158
                                                                         -----------
China - 0.5%
Metal & Mining - 0.5%
  Eldorado Gold Corp.(b)                               538,600             2,601,108
                                                                         -----------
Denmark - 0.1%
Oil & Gas - 0.1%
  A P Moller - Maersk A/S                                   40               343,629
                                                                         -----------
France - 0.4%
Oil & Gas - 0.4%
  Total SA - ADR(d)                                     19,490             2,567,418
                                                                         -----------
Netherlands - 2.3%
Oil & Gas - 2.3%
  Core Laboratories NV(b)                              172,940             8,223,297
  SBM Offshore NV                                       48,560             4,869,653

                                                                         -----------
Total Netherlands                                                         13,092,950
                                                                         -----------
Norway - 3.5%
Oil & Gas - 3.5%
  Statoil ASA - ADR(d)                                 496,980            14,153,990
  Stolt Offshores SA(b)                                364,340             5,726,169

                                                                         -----------
Total Norway                                                              19,880,159
                                                                         -----------
United Kingdom - 4.3%
Oil & Gas - 4.3%
  BG Group PLC - ADR                                   134,080             8,408,157
  BP PLC - ADR                                          57,880             3,990,247
  Cairn Energy PLC(b)                                  325,580            12,020,388

                                                                         -----------
Total United Kingdom                                                      24,418,792
                                                                         -----------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United States - 62.4%
Energy & Utilities - 3.3%
  McDermott International, Inc.(b)                     197,190           $10,736,995
  Questar Corp.                                        113,860             7,975,893

                                                                         -----------
                                                                          18,712,888
                                                                         -----------
Food & Agriculture - 0.5%
  Potash Corp. of Saskatchewan,
    Inc.(d)                                             29,000             2,554,610
                                                                         -----------
Machinery & Heavy Equipment - 1.2%
  FMC Technologies, Inc.(b)                            127,400             6,525,428
                                                                         -----------
Manufacturing - 0.9%
  Tenaris SA - ADR                                      29,728             5,370,958
                                                                         -----------
Metal & Mining - 14.0%
  Arch Coal, Inc.(d)                                   113,600             8,626,784
  CONSOL Energy, Inc.(d)                               189,200            14,031,072
  Goldcorp, Inc.                                       480,895            14,066,179
  Massey Energy Co.(b)(d)                              403,770            14,563,984
  Newmont Mining Corp.(d)                               82,980             4,305,832
  Pan American Silver Corp.(b)(d)                      246,330             6,256,782
  Peabody Energy Corp.(d)
                                                       225,580            11,371,488
  Silver Standard Resources,
    Inc.(b)(d)
                                                       301,990             6,208,914

                                                                         -----------
                                                                          79,431,035
                                                                         -----------
Oil & Gas - 42.5%
  Amerada Hess Corp.(d)                                 77,880            11,090,112
  Anadarko Petroleum Corp.                              37,687             3,806,764
  Bois d'Arc Energy, Inc.(b)(d)                         82,250             1,369,462
  Canadian Natural Resources Ltd.                      266,860            14,781,375
  Chesapeake Energy Corp.(d)                           246,330             7,737,225
  CNX Gas Corp. (acquired
    08/01/05, cost
$    153,600)(b)(c)(e)                                   9,600               249,600
  ConocoPhillips(d)                                     82,100             5,184,615
  Double Eagle Petroleum
    Co.(b)(d)                                           55,391             1,017,533
  El Paso Corp.                                        198,400             2,390,720
  EnCana Corp.(d)                                      206,700             9,659,091
  ENSCO International, Inc.                            217,430            11,186,773
  EOG Resources, Inc.(d)                               179,940            12,955,680
  Exxon Mobil Corp.(d)
                                                        39,040             2,375,974
  Forest Oil Corp.(b)
                                                       100,242             3,726,998
  Global Industries, Inc.(b)                           202,380             2,932,486
  GlobalSantaFe Corp.                                  267,090            16,225,718
  Goodrich Petroleum Corp.(b)(d)                        83,300             2,249,100
  Grant Prideco, Inc.(b)(d)                            192,040             8,226,994
  Hercules Offshore, Inc.(b)(d)                         99,000             3,366,990
  Hydril(b)
                                                        84,360             6,575,862
  Kerr-McGee Corp.
                                                       104,500             9,977,660
  Nabors Industries Ltd.(b)(d)                          45,090             3,227,542
  National-Oilwell, Inc.(b)                            113,289             7,264,091
  Newfield Exploration Co.(b)(d)                       257,800            10,801,820
  Noble Corp.(d)                                        54,280             4,402,108
  Noble Energy, Inc.                                   241,610            10,611,511
  Occidental Petroleum Corp.                            65,235             6,044,023
  Plains Exploration & Production
    Co.(b)
                                                       100,100             3,867,864
  Range Resources Corp.
                                                       111,235             3,037,828

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
78

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                 ALL-CAP GLOBAL RESOURCES PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                              NUMBER
                                            OF SHARES         VALUE
                                           -----------   --------------
COMMON STOCKS (Continued)
United States (Continued)
Oil & Gas (Continued)
  Schlumberger Ltd.(d)                          37,050     $  4,689,418
  Southwestern Energy Co.(b)                    95,920        3,087,665
  Suncor Energy, Inc.(d)                       140,630       10,831,323
  Transocean, Inc.(b)(d)                       219,650       17,637,895
  Tronox Inc. - Class B(b)                      20,708          351,836
  Weatherford International Ltd.(b)            195,380        8,938,635
  XTO Energy, Inc.                             191,533        8,345,093

                                                           ------------
                                                            240,225,384
                                                           ------------
Total United States                                         352,820,303
                                                           ------------
TOTAL COMMON STOCKS
  (Cost $427,834,526)                                       502,483,039
                                                           ------------

                                              PAR/SHARES
                                 MATURITY       (000)
                                ----------   -----------
SHORT TERM INVESTMENTS - 8.1%
  Federal Home Loan Bank,
    Discount Notes
    4.55%(f)                      04/03/06       $35,700   35,690,976
  Galileo Money Market Fund                       10,000   10,000,000

                                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $45,690,976)                                       45,690,976
                                                           ----------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 96.9%
  (Cost $473,525,502)                                                 548,174,015
                                                                      -----------

SECURITIES LENDING COLLATERAL - 3.1%
  Banco Santander, Certificate of
    Deposit
    4.34%(g)                           04/10/06      4,440      4,440,405
  Bank of America, Master Notes
    4.08%(g)(h)                        04/03/06     11,476     11,475,939
  Morgan Stanley, Floating Rate
    Notes
    4.94%(g)(h)                        04/03/06      1,944      1,943,765

                                                               ----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $17,860,109)                                           17,860,109
                                                               ----------

                                              NUMBER
                                             OF SHARES
                                           ------------
INVESTMENT IN AFFILIATE - 14.7%
  Institutional Money Market
    Trust(g)
  (Cost $83,058,826)                       83,058,826     83,058,826
                                                          ----------

TOTAL INVESTMENTS IN SECURITIES -  114.7%
  (Cost $574,444,437(a))                       649,092,950
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (17.8)%                (100,918,935)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 3.1%                            17,519,661
                                              ------------
TOTAL NET ASSETS - 100%                       $565,693,676
                                              ============

-------------------

 (a) Cost for federal income tax purposes is $574,829,875. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                         $79,158,593
   Gross unrealized depreciation                                          (4,895,518)
                                                                         -----------
                                                                         $74,263,075
                                                                         ===========

 (b) Non-income producing security.
  (c) Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (I) a resale Registration Statement has been filed with the SEC and declared effective or (II) resale is permitted under Rule 144A without the need for an effective registration statement. As of March 31, 2006, the
       Portfolio held 2.1% of its net assets, with a current market value of
       $11,969,170 and a current cost of $6,798,160 in these securities.
 (d) Total or partial securities on loan.
 (e) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, these securities had a total market value of $249,600 which represents less than 0.1% of net assets.
  (f) The rate shown is the effective yield on the discount notes at the time of purchase.
 (g) Securities purchased with the cash proceeds from securities loaned.
 (h) Rates shown are the rates as of March 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              79

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                           HEALTH SCIENCES PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 93.2%
Insurance - 9.2%
  Aetna, Inc.                                          530,000          $ 26,044,200
  Cigna Corp.(b)                                       166,700            21,774,354
  WellPoint, Inc.(c)                                   256,736            19,879,068

                                                                        ------------
                                                                          67,697,622
                                                                        ------------
Medical & Medical Services - 21.1%
  Amgen, Inc.(b)(c)                                    343,423            24,984,023
  Baxter International, Inc.                           175,450             6,809,214
  Caremark Rx, Inc.(c)                                 772,270            37,980,239
  Community Health Systems,
    Inc.(c)                                            175,130             6,330,950
  Davita, Inc.(c)                                      244,300            14,709,303
  Digene Corp.(c)                                      111,900             4,375,290
  Exelixis, Inc.(c)                                    358,100             4,300,781
  Manor Care, Inc.                                     232,800            10,324,680
  Medco Health Solutions, Inc.(c)                      482,720            27,621,238
  MedImmune, Inc.(b)(c)                                457,426            16,732,643

                                                                        ------------
                                                                         154,168,361
                                                                        ------------
Medical Instruments & Supplies - 13.7%
  Advanced Medical Optics, Inc.(c)                     127,200             5,932,608
  Aspect Medical Systems, Inc.(c)                       88,381             2,425,175
  Becton, Dickinson & Co.                              123,000             7,574,340
  C.R. Bard, Inc.                                      125,300             8,496,593
  Cytyc Corp.(b)(c)                                    119,000             3,353,420
  DENTSPLY International, Inc.                         146,703             8,530,779
  Respironics, Inc.(c)                                 402,700            15,669,057
  Sybron Dental Specialties, Inc.(c)                    52,579             2,168,358
  Varian Medical Systems,
    Inc.(b)(c)                                         375,300            21,076,848
  Waters Corp.(c)                                      424,600            18,321,490
  Wright Medical Group, Inc.(c)                        323,398             6,387,111

                                                                        ------------
                                                                          99,935,779
                                                                        ------------
Pharmaceuticals - 47.8%
  Abbott Laboratories                                  154,600             6,565,862
  Adolor Corp.(c)                                      109,249             2,600,126
  Advanced Magnetics, Inc.(c)                          144,360             5,521,770
  Alexion Pharmaceuticals,
    Inc.(b)(c)                                         857,600            30,376,192
  Allergan, Inc.(b)                                     72,500             7,866,250
  Amylin Pharmaceuticals,
    Inc.(b)(c)                                         457,200            22,379,940
  Arena Pharmaceuticals, Inc.(b)(c)                    392,578             7,109,588
  AstraZeneca PLC - ADR(b)                             153,330             7,701,766
  BioMarin Pharmaceutical,
    Inc.(b)(c)                                         839,273            11,263,044
  Bristol-Myers Squibb Co.(b)                          304,800             7,501,128
  Cardiome Pharma Corp.(c)                           1,037,731            13,179,184
  Cortex Pharmaceuticals,
    Inc.(b)(c)                                         266,200             1,397,550
  Gene Logic, Inc.(c)                                  468,938             2,152,425
  Gilead Sciences, Inc.(c)                             184,000            11,448,480
  GlaxoSmithKline PLC - ADR                            355,700            18,606,667
  ImClone Systems, Inc.(b)(c)                          110,595             3,762,442
  InterMune, Inc.(b)(c)                                193,481             3,587,138
  Keryx Biopharmaceuticals, Inc.(c)                    726,521            13,883,816
  Kosan Biosciences, Inc.(c)                           285,900             1,683,951
  Merck & Co., Inc.(b)                                 633,900            22,332,297
  Novartis AG - ADR                                    277,700            15,395,688
  Pfizer, Inc.                                         856,359            21,340,466
  Regeneron Pharmaceuticals,
    Inc.(c)                                            317,600             5,281,688
  Renovis, Inc.(b)(c)                                  628,535            13,400,366

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
  Roche Holding AG                                     241,600          $ 17,941,820
  Sanofi-Aventis - ADR(b)                               80,889             3,838,183
  Schering-Plough Corp.                              1,408,400            26,745,516
  Shire PLC - ADR
                                                       435,300            20,237,097
  Speedel Holding AG(c)
                                                         6,700               925,095
  Wyeth                                                495,200            24,027,104

                                                                        ------------
                                                                         350,052,639
                                                                        ------------
Retail Merchandising - 1.4%
  CVS Corp.                                            342,500            10,230,475
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $625,564,917)                                                    682,084,876
                                                                        ------------

                                               PAR/SHARES
                                  MATURITY       (000)
                                 ----------   -----------
SHORT TERM INVESTMENTS - 11.3%
  Federal Home Loan Bank,
  Discount Notes
      4.55%(d)                     04/03/06       $65,800       65,783,367
  U.S. Treasury Bills
      4.41%                        05/11/06         7,000        6,966,983
  Galileo Money Market Fund                         9,908        9,907,509

                                                                ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $82,656,576)                                            82,657,859
                                                                ----------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 104.5%
  (Cost $708,221,493)                                                 764,742,735
                                                                      -----------

SECURITIES LENDING COLLATERAL - 1.9%
  Banco Santander, Certificate of
    Deposit
       4.34%(e)                        04/10/06      1,507      1,507,113
  Citibank, Master Notes
       4.94%(e)(f)                     04/03/06     12,214     12,213,530

                                                               ----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $13,720,643)                                           13,720,643
                                                               ----------

                                              NUMBER
                                             OF SHARES
                                           ------------
INVESTMENT IN AFFILIATE - 12.7%
  Institutional Money Market
    Trust(e)
  (Cost $93,028,947)                       93,028,947     93,028,947
                                                          ----------

TOTAL INVESTMENTS IN SECURITIES -  119.1%
  (Cost $814,971,083(a))                      871,492,325
                                              -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
80

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HEALTH SCIENCES PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                            NUMBER OF
                                            CONTRACTS        VALUE
                                           -----------   -------------
OPTIONS WRITTEN - 0.0%
  Alexion Pharmaceuticals, Inc.,
    Strike Price $40, Expires
    4/22/06(g)                                 (1,330)       $(26,600)
  Biomarin Pharmaceutical, Inc.,
    Strike Price $12.5, Expires
    4/22/06                                    (1,215)        (30,375)
  Digene Corp., Strike Price $40,
    Expires 4/22/06                              (400)        (60,000)
  Sanofi-Aventis-ADR, Strike Price
    $45, Expires 4/22/06                         (385)         (5,775)
  WellPoint, Inc., Strike Price $80,
    Expires 4/22/06                            (1,190)        (59,500)
  Wright Medical Group, Inc., Strike
    Price $20, Expires 4/22/06                   (859)        (94,490)

                                                             --------
TOTAL OPTIONS WRITTEN
  (Premiums received $413,594)                               (276,740)
                                                             --------

OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (14.6)%                (106,749,590)
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (4.5)%                       (33,066,918)
                                              ------------
NET ASSETS - 100%                             $731,399,077
                                              ============

-------------------

 (a) Cost for federal income tax purposes is $817,198,685. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                         $57,497,623
   Gross unrealized depreciation                                          (3,203,983)
                                                                         -----------
                                                                         $54,293,640
                                                                         ===========

 (b) Total or partial securities on loan.
  (c) Non-income producing security.
 (d) The rate shown is the effective yield on the discount notes at the time of purchase.
 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Rates shown are the rates as of March 31, 2006.
 (g) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, this security had a total market value of $(26,600), which represents less than 0.1% of net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              81

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                          U.S. OPPORTUNITIES PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 93.2%
Advertising - 1.5%
  Monster Worldwide, Inc.(b)                            21,500            $1,071,990
  Valueclick, Inc,(b)                                   39,000               659,880

                                                                          ----------
                                                                           1,731,870
                                                                          ----------
Aerospace - 1.7%
  Curtiss-Wright Corp.                                  11,000               728,200
  Esterline Technologies Corp.(b)                       13,500               577,125
  Goodrich Corp.(c)                                     15,000               654,150

                                                                          ----------
                                                                           1,959,475
                                                                          ----------
Banks - 3.4%
  City National Corp.                                   12,300               944,517
  Colonial BancGroup, Inc.                              36,300               907,500
  Compass Bancshares, Inc.(c)                           16,300               824,943
  Cullen/Frost Bankers, Inc.                            17,500               940,625
  Frontier Financial Corp.                              11,000               363,440

                                                                          ----------
                                                                           3,981,025
                                                                          ----------
Business Services - 3.5%
  Aquantive, Inc.(b)                                    39,900               939,246
  The Dun & Bradstreet Corp.(b)                         11,500               881,820
  eFunds Corp.(b)                                       25,000               646,000
  FTI Consulting, Inc.(b)                               21,400               610,542
  H&E Equipment Services, Inc.(b)                       22,700               661,024
  Korn/Ferry International(b)                           15,600               318,084

                                                                          ----------
                                                                           4,056,716
                                                                          ----------
Chemicals - 1.5%
  Church & Dwight Co., Inc.                             14,000               516,880
  The Lubrizol Corp.                                     8,900               381,365
  Olin Corp.                                            38,700               830,889

                                                                          ----------
                                                                           1,729,134
                                                                          ----------
Computer Software & Services - 3.8%
  Advanced Micro Devices, Inc.(b)                       20,000               663,200
  Aspen Technology, Inc.(b)                             80,000             1,012,000
  Ceridian Corp.(b)                                     24,000               610,800
  Informatica Corp.(b)                                  42,900               667,095
  Interwoven, Inc.(b)                                   64,500               579,855
  Salesforce.com, Inc.(b)(c)                            16,500               599,445
  Unica Corp.(b)                                        28,900               334,951

                                                                          ----------
                                                                           4,467,346
                                                                          ----------
Construction - 2.1%
  EMCOR Group, Inc.(b)                                  29,000             1,440,140
  Washington Group International,
    Inc.                                                17,500             1,004,325

                                                                          ----------
                                                                           2,444,465
                                                                          ----------
Electronics - 1.4%
  Intercontinental Exchange, Inc.(b)                    12,600               870,030
  KEMET Corp.(b)                                        85,000               804,950

                                                                          ----------
                                                                           1,674,980
                                                                          ----------
Energy & Utilities - 3.0%
  Atmos Energy Corp.                                    26,000               684,580
  Equitable Resources, Inc.(c)                          11,400               416,214
  Mirant Corp.(b)                                       25,000               625,000
  PPL Corp.(c)                                          23,400               687,960
  Progress Energy, Inc.(c)                               9,000               395,820
  Sempra Energy                                         14,900               692,254

                                                                          ----------
                                                                           3,501,828
                                                                          ----------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Entertainment & Leisure - 6.5%
  Gaylord Entertainment Co.(b)                          15,000            $  680,700
  Hilton Hotels Corp.                                   44,200             1,125,332
  Kerzner International Ltd.(b)(c)
                                                        10,300               801,546
  Penn National Gaming, Inc.(b)
                                                        27,600             1,164,168
  Pinnacle Entertainment, Inc.(b)
                                                        22,500               633,825
  Sabre Holdings Corp.(c)                               24,000               564,720
  Scientific Games Corp. - Class
    A(b)(c)                                             24,800               871,224
  Station Casinos, Inc.                                 12,500               992,125
  Vail Resorts, Inc.(b)
                                                        20,000               764,400

                                                                          ----------
                                                                           7,598,040
                                                                          ----------
Finance - 1.9%
  AllianceBernstein Holding LP                          12,000               795,000
  Investment Technology Group(b)                        14,400               717,120
  T. Rowe Price Group, Inc.                              9,700               758,637

                                                                          ----------
                                                                           2,270,757
                                                                          ----------
Food & Agriculture - 0.7%
  Corn Products International, Inc.
                                                        28,500               842,745
                                                                          ----------
Insurance - 3.0%
  ACE Ltd.                                               8,500               442,085
  Assurant, Inc.                                        17,600               866,800
  The PMI Group, Inc.(c)                                18,400               844,928
  Poe & Brown, Inc.                                     16,600               551,120
  W.R. Berkley Corp.                                    15,000               870,900

                                                                          ----------
                                                                           3,575,833
                                                                          ----------
Machinery & Heavy Equipment - 2.8%
  Astec Industries, Inc.(b)                             15,000               538,500
  Deere & Co.                                            9,500               750,975
  Dresser-Rand Group, Inc.(b)                           24,500               608,825
  Joy Global, Inc.
                                                        22,875             1,367,239

                                                                          ----------
                                                                           3,265,539
                                                                          ----------
Manufacturing - 8.7%
  Cooper Industries Ltd. - Class A                      10,000               869,000
  Gardner Denver, Inc.(b)                               18,600             1,212,720
  Hexel Corp.(b)(c)                                     35,500               779,935
  Ingersoll-Rand Co. - Class A                          19,500               814,905
  Mikohn Gaming Corp.(c)                                50,000               478,500
  Nordson Corp.                                         17,500               872,550
  Paralux Fragrance, Inc.(b)
                                                        15,000               483,750
  Polo Ralph Lauren Corp.
                                                        17,900             1,084,919
  Powerwave Technologies,
    Inc.(b)(c)
                                                        54,200               731,158
  Rexam PLC- SP ADR                                     18,500               896,602
  Rockwell Automation, Inc.                             15,100             1,085,841
  Shuffle Master, Inc.(b)
                                                        12,500               446,750
  V.F. Corp.
                                                         8,000               455,200

                                                                          ----------
                                                                          10,211,830
                                                                          ----------
Medical & Medical Services - 2.1%
  Davita, Inc.(b)
                                                         9,100               547,911
  Manor Care, Inc.
                                                         8,500               376,975
  Medco Health Solutions, Inc.(b)
                                                        12,000               686,640
  MedImmune, Inc.(b)                                    22,500               823,050

                                                                          ----------
                                                                           2,434,576
                                                                          ----------
Medical Instruments & Supplies - 2.3%
  C.R. Bard, Inc.                                        8,100               549,261
  DENTSPLY International, Inc.                           8,500               494,275

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
82

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    U.S. OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Medical Instruments & Supplies (Continued)
  Varian Medical Systems,
    Inc.(b)(c)                                          15,000           $  842,400
  Waters Corp.(b)                                       19,100              824,165

                                                                         ----------
                                                                          2,710,101
                                                                         ----------
Metal & Mining - 4.2%
  Arch Coal, Inc.(c)                                     7,500              569,550
  CONSOL Energy, Inc.(c)                                 8,500              630,360
  Inco Ltd.                                             14,000              698,460
  Meridian Gold, Inc.(b)                                35,000            1,037,750
  Oregon Steel Mills, Inc.(b)                           23,700            1,212,729
  Yamana Gold, Inc.(b)                                  81,500              754,690

                                                                         ----------
                                                                          4,903,539
                                                                         ----------
Motor Vehicles - 0.7%
  Rush Enterprises, Inc. - Class
    A(b)                                                45,100              792,858
                                                                         ----------
Oil & Gas - 6.3%
  AGL Resources, Inc.                                   19,300              695,765
  Chesapeake Energy Corp.(c)                            17,000              533,970
  Diamond Offshore Drilling, Inc.(c)                    13,300            1,190,350
  ENSCO International, Inc.                             10,700              550,515
  Grant Prideco, Inc.(b)(c)                              9,400              402,696
  Newfield Exploration Co.(b)(c)                        14,000              586,600
  Newpark Resources, Inc.(b)                            57,200              469,040
  Noble Energy, Inc.                                    15,600              685,152
  Smith International, Inc.                             16,000              623,360
  St. Mary Land & Exploration Co.                       16,500              673,695
  Weatherford International
    Ltd.(b)(c)                                          17,100              782,325
  Western Refining, Inc.                                10,000              216,200

                                                                         ----------
                                                                          7,409,668
                                                                         ----------
Personal Services - 1.3%
  Life Time Fitness, Inc.(b)                            15,000              702,750
  Nutri System, Inc.(b)(c)                              17,000              807,840

                                                                         ----------
                                                                          1,510,590
                                                                         ----------
Pharmaceuticals - 6.3%
  Advanced Magnetics, Inc.(b)                            7,554              288,941
  Alexion Pharmaceuticals,
    Inc.(b)(c)                                          37,300            1,321,166
  Amylin Pharmaceuticals,
    Inc.(b)(c)                                          19,000              930,050
  Arena Pharmaceuticals, Inc.(b)(c)                     22,321              404,233
  BioMarin Pharmaceutical,
    Inc.(b)(c)                                          63,400              850,828
  Cardiome Pharma Corp.(b)                              47,843              607,606
  Caremark Rx, Inc.(b)                                   9,400              462,292
  ImClone Systems, Inc.(b)(c)                            7,290              248,006
  Keryx Biopharmaceuticals, Inc.(b)                     47,083              899,756
  Renovis, Inc.(b)(c)                                   28,929              616,766
  Shire PLC - ADR                                       17,200              799,628

                                                                         ----------
                                                                          7,429,272
                                                                         ----------
Photographic Equipment - 0.6%
  American Reprographics Co.(b)                         19,215              666,568
                                                                         ----------
Real Estate - 5.6%
  Archstone-Smith Trust                                 16,700              814,459
  CB Richard Ellis Group, Inc. -
    Class A(b)                                          10,800              871,560
  Host Marriott Corp.(c)                                52,500            1,123,500
  Jones Lang Lasalle Inc.(c)                            16,000            1,224,640

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Real Estate (Continued)
  Kimco Realty Corp.(REIT)(c)                           29,000            $1,178,560
  The Macerich Co.                                       7,000               517,650
  Strategic Hotel Capital, Inc.
                                                        35,000               814,800

                                                                          ----------
                                                                           6,545,169
                                                                          ----------
Restaurants - 1.0%
  Applebee's International, Inc.(c)                     18,000               441,900
  Ruth's Chris Steak House, Inc.(b)                     33,000               785,730

                                                                          ----------
                                                                           1,227,630
                                                                          ----------
Retail Merchandising - 4.9%
  Abercrombie & Fitch Co. - Class
    A
                                                        15,100               880,330
  American Eagle Outfitters, Inc.
                                                        20,000               597,200
  BJ's Wholesale Club, Inc.(b)
                                                        24,700               778,297
  Charming Shoppes, Inc.(b)                             76,500             1,137,555
  Dick's Sporting Goods, Inc.(b)
                                                         8,500               337,195
  The Pantry, Inc.(b)                                   14,104               879,949
  Saks, Inc.(b)                                         21,900               422,670
  Tiffany & Co.                                         11,500               431,710
  Urban Outfitters, Inc.(b)(c)                          11,400               279,756

                                                                          ----------
                                                                           5,744,662
                                                                          ----------
Security Brokers & Dealers - 2.4%
  E*TRADE Financial Corp.(b)(c)                         60,500             1,632,290
  Janus Capital Group, Inc.                             19,000               440,230
  Piper Jaffray Cos., Inc.(b)                           13,000               715,000

                                                                          ----------
                                                                           2,787,520
                                                                          ----------
Semiconductors & Related Devices - 2.8%
  Integrated Device Technology,
    Inc.(b)
                                                        54,000               802,440
  Lam Research Corp.(b)
                                                        13,600               584,800
  MEMC Electronic Materials,
    Inc.(b)                                             25,800               952,536
  NVIDIA Corp.(b)(c)                                    16,500               944,790

                                                                          ----------
                                                                           3,284,566
                                                                          ----------
Telecommunications - 5.4%
  Amdocs Ltd.(b)                                        24,100               869,046
  American Tower Corp. - Class
    A(b)(c)                                             42,300             1,282,536
  Cbeyond Communications, Inc.(b)                       50,000               882,500
  Comverse Technology, Inc.(b)                          22,600               531,778
  Dobson Communications Corp. -
    Class A(b)                                        109,500                878,190
  Hutchison Telecommunications
    International Ltd.(b)                              22,500                584,325
  NII Holdings, Inc.(b)(c)                             22,400              1,320,928

                                                                          ----------
                                                                           6,349,303
                                                                          ----------
Transportation - 1.3%
  Pacer International, Inc.                            18,000                588,240
  Trinity Industries, Inc.
                                                       16,600                902,874

                                                                          ----------
                                                                           1,491,114
                                                                          ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              83

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    U.S. OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                              NUMBER
                                            OF SHARES         VALUE
                                           -----------   --------------
COMMON STOCKS (Continued)
Waste Management - 0.6%
  URS Corp.(b)                                  16,900      $   680,225
                                                            -----------
TOTAL COMMON STOCKS
  (Cost $80,954,016)                                        109,278,944
                                                            -----------
WARRANTS - 0.0%
  Bioject Medical Technologies, Inc.
    (issued 07/19/02, expiring
    05/23/06, strike price $.01)
    (acquired 02/03/04)(d)(e)
  (Cost $0)                                     15,000              150
                                                            -----------

                                              PAR/SHARES
                                 MATURITY       (000)
                                ----------   -----------
SHORT TERM INVESTMENTS - 5.6%
  Federal Home Loan Bank,
    Discount Notes
    4.55%(f)                      04/03/06        $1,300   $1,299,671
  Galileo Money Market Fund                        5,247    5,246,780

                                                           ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $6,546,451)                                         6,546,451
                                                           ----------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 98.8%
  (Cost $87,500,467)                                                  115,825,546
                                                                      -----------

SECURITIES LENDING COLLATERAL - 2.0%
  Banco Santander, Certificate of
    Deposit
    4.34%(g)                           04/10/06       617        616,546
  Bank of America, Master Notes
    4.08%(g)(h)                        04/03/06     1,183      1,182,824
  Morgan Stanley, Floating Rate
    Notes
    4.94%(g)(h)                        04/03/06       532        532,053

                                                               ---------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,331,423)                                            2,331,423
                                                               ---------

                                              NUMBER
                                             OF SHARES
                                           ------------
INVESTMENT IN AFFILIATE - 20.6%
  Institutional Money Market
    Trust(g)
  (Cost $24,194,050)                         24,194,050   24,194,050
                                                          ----------

TOTAL INVESTMENTS IN SECURITIES -  121.4%
  (Cost $114,025,940(a))                       142,351,018
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (22.6)%                 (26,525,473)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.2%                             1,456,379
                                               -----------
TOTAL NET ASSETS - 100%                       $117,281,924
                                              ============

-------------------

 (a) Cost for federal income tax purposes is $114,043,519. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                          $28,591,634
   Gross unrealized depreciation                                             (284,135)
                                                                          -----------
                                                                          $28,307,499
                                                                          ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) As of March 31, 2006, the aggregate amount of shares called for by these warrants is 15,000.  These warrants will become exercisable on 5/23/06.
 (e) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, these securities had a total market value of $150, which represents less than 0.1% of net assets.
  (f) The rate shown is the effective yield on the discount notes at the time of purchase.
 (g) Securities purchased with the cash proceeds from securities loaned.
 (h) Rates shown are the rates as of March 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
84

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                         GLOBAL OPPORTUNITIES PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 82.9%
Canada - 4.0%
Metal & Mining - 2.4%
  Barrick Gold Corp.                                     3,100             $  84,332
  Inco Ltd.                                              3,700               184,453
  Teck Cominco Ltd.                                      1,600               102,945

                                                                           ---------
                                                                             371,730
                                                                           ---------
Railroad & Shipping - 0.8%
  Canadian National Railway Co.                          2,600               117,816
                                                                           ---------
Telecommunications - 0.8%
  Telus Corp.                                            3,300               129,474
                                                                           ---------
Total Canada                                                                 619,020
                                                                           ---------
Denmark - 0.4%
Aerospace - 0.4%
  MTU Aero Engines Holding AG(b)                         1,800                61,078
                                                                           ---------
Finland - 0.7%
Manufacturing - 0.7%
  Wartsila Corp. - B Shares                              3,100               114,957
                                                                           ---------
France - 3.0%
Banks - 0.7%
  Societe Generale                                         700               105,274
                                                                           ---------
Beverages & Bottling - 0.5%
  LVMH Moet Hennessy Louis
    Vuitton SA                                             800                78,431
                                                                           ---------
Chemicals - 1.0%
  Rhodia SA(b)                                          62,600               161,587
                                                                           ---------
Oil & Gas - 0.8%
  Technip SA                                             1,800               121,828
                                                                           ---------
Total France                                                                 467,120
                                                                           ---------
Germany - 7.7%
Air Transportation - 0.8%
  Deutsche Lufthansa AG                                  7,300               130,664
                                                                           ---------
Banks - 3.3%
  Commerzbank AG                                         4,200               167,352
  Deutsche Bank AG                                       1,300               148,483
  ThyssenKrupp AG                                        6,700               193,486

                                                                           ---------
                                                                             509,321
                                                                           ---------
Computer Software & Services - 0.8%
  SAP AG - ADR                                           2,300               124,936
                                                                           ---------
Energy & Utilities - 0.6%
  E.ON AG                                                  800                88,039
                                                                           ---------
Machinery - 0.6%
  Heidelberger Druckmaschinen AG                         2,000                88,223
                                                                           ---------
Manufacturing - 1.6%
  Continental AG                                           800                88,078
  MAN AG                                                 2,300               159,627

                                                                           ---------
                                                                             247,705
                                                                           ---------
Total Germany                                                              1,188,888
                                                                           ---------
Greece - 0.7%
Banks - 0.7%
  Alpha Bank AE                                          3,100               114,506
                                                                           ---------
Hong Kong - 2.9%
Energy & Utilities - 0.9%
  Guangdong Investment Ltd.                            312,000               139,732
                                                                           ---------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Hong Kong (Continued)
Oil & Gas - 0.7%
  CNOOC Ltd.                                           141,000             $ 109,032
                                                                           ---------
Telecommunications - 1.3%
  China Mobile Ltd.                                     37,500               196,945
                                                                           ---------
Total Hong Kong
                                                                             445,709
                                                                           ---------
Italy - 0.9%
Banks - 0.9%
  UniCredito Italiano SpA                               20,400               146,601
                                                                           ---------
Japan - 18.7%
Banks - 4.2%
  Mitsubishi Tokyo Financial Group,
    Inc.                                                    18               275,276
  Mizuho Financial Group, Inc.                              12                98,182
  The Sumitomo Trust and Banking
    Co. Ltd.                                            24,000               277,723

                                                                           ---------
                                                                             651,181
                                                                           ---------
Chemicals - 0.7%
  Nissan Chemical Industries Ltd.                        6,700               113,735
                                                                           ---------
Computer & Office Equipment - 0.4%
  Brother Industries Ltd.                                5,800                63,519
                                                                           ---------
Computer Software & Services - 0.7%
  Otsuka Corp.                                             900               105,599
                                                                           ---------
Construction - 2.4%
  Commuture Corp.                                        9,000                86,865
  Daito Trust Construction Co. Ltd.                      2,500               130,416
  Obayashi Corp.                                        19,000               154,648

                                                                           ---------
                                                                             371,929
                                                                           ---------
Electronics - 1.6%
  Sony Corp.                                             3,700               171,326
  Taiyo Yuden Co. Ltd.                                   5,000                79,439

                                                                           ---------
                                                                             250,765
                                                                           ---------
Finance - 0.6%
  Orix Corp.                                               300                93,415
                                                                           ---------
Insurance - 2.2%
  Millea Holdings, Inc.
                                                             7               138,573
  Nisshin Fire & Marine Insurance
    Co.
                                                        18,000                85,641
  T&D Holdings, Inc.                                     1,600               125,064

                                                                           ---------
                                                                             349,278
                                                                           ---------
Machinery & Heavy Equipment - 2.4%
  Kubota Corp.                                          23,000               248,173
  OSG Corp.                                              5,600               119,185

                                                                           ---------
                                                                             367,358
                                                                           ---------
Metal & Mining - 1.1%
  Nippon Steel Corp.(b)
                                                        43,000               166,593
                                                                           ---------
Motor Vehicles - 0.9%
  Nissan Motor Co. Ltd.
                                                        12,400               147,283
                                                                           ---------
Real Estate - 0.7%
  Daikyo, Inc.                                          18,000               103,687
                                                                           ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              85

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                   GLOBAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Japan (Continued)
Security Brokers & Dealers - 0.8%
  Matsui Securities Co. Ltd.(b)                          8,700             $ 120,632
                                                                           ---------
Total Japan                                                                2,904,974
                                                                           ---------
Mexico - 0.5%
Metal & Mining - 0.5%
  Grupo Mexico SA - Series B                            28,400                80,776
                                                                           ---------
Netherlands - 2.5%
Banks - 1.2%
  ABN AMRO Holding NV                                    6,400               191,880
                                                                           ---------
Insurance - 0.8%
  Aegon N.V.                                             6,500               120,283
                                                                           ---------
Oil & Gas - 0.5%
  SBM Offshore NV                                          700                70,197
                                                                           ---------
Total Netherlands                                                            382,360
                                                                           ---------
Norway - 2.0%
Food & Agriculture - 0.8%
  Pan Fish ASA                                         149,400               133,360
                                                                           ---------
Oil & Gas - 1.2%
  Fred Olsen Energy ASA(b)                               1,800                73,471
  Norsk Hydro ASA                                          800               110,840

                                                                           ---------
                                                                             184,311
                                                                           ---------
Total Norway                                                                 317,671
                                                                           ---------
South Africa - 1.7%
Banks - 1.0%
  African Bank Investments Ltd.                         31,500               153,885
                                                                           ---------
Retail Merchandising - 0.7%
  Truworths International Ltd.                          23,000               106,131
                                                                           ---------
Total South Africa                                                           260,016
                                                                           ---------
South Korea - 1.2%
Banks - 0.6%
  Industrial Bank of Korea                               5,600               103,746
                                                                           ---------
Security Brokers & Dealers - 0.6%
  Korea Investment Holdings Co.
    Ltd.(b)                                              2,500                89,543
                                                                           ---------
Total South Korea                                                            193,289
                                                                           ---------
Spain - 1.4%
Banks - 0.7%
  Banco Pastor SA                                        1,800               104,639
                                                                           ---------
Retail Merchandising - 0.7%
  Industria de Diseno Textil                             3,100               119,653
                                                                           ---------
Total Spain                                                                  224,292
                                                                           ---------
Sweden - 4.0%
Banks - 1.2%
  Nordea Bank AB                                        14,500               179,191
                                                                           ---------
Conglomerates - 0.8%
  Atlas Copco AB - A Shares                              4,200               118,097
                                                                           ---------
Construction - 0.8%
  Skanska AB                                             8,000               130,962
                                                                           ---------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Sweden (Continued)
Finance - 1.2%
  D. Carnegie & Co. AB                                   9,000             $ 189,510
                                                                           ---------
Total Sweden                                                                 617,760
                                                                           ---------
Switzerland - 0.9%
Retail Merchandising - 0.9%
  Compagnie Financiere Richemont
    AG                                                   3,000               143,827
                                                                           ---------
Thailand - 0.7%
Banks - 0.7%
  Siam Commercial Bank Public
    Co. Ltd.(c)                                         61,800               102,536
                                                                           ---------
United Kingdom - 8.6%
Aerospace - 1.1%
  Smiths Group PLC                                      10,000               170,787
                                                                           ---------
Banks - 0.5%
  HSBC Finance Corp.
                                                         5,000                83,830
                                                                           ---------
Beverages & Bottling - 1.1%
  SABMiller PLC                                          8,600               169,738
                                                                           ---------
Energy & Utilities - 1.3%
  International Power PLC(b)                            40,300               198,150
                                                                           ---------
Motor Vehicles - 1.1%
  GKN PLC                                               29,000               167,530
                                                                           ---------
Oil & Gas - 1.4%
  BP PLC
                                                        19,300               221,646
                                                                           ---------
Semiconductors & Related Devices - 0.9%
  Wolfson Microelectronics PLC(b)
                                                        18,900               145,304
                                                                           ---------
Telephone Communications - 0.5%
  Colt Telecom Group PLC(b)                             55,100                70,123
                                                                           ---------
Transportation - 0.7%
  Arriva PLC                                            10,800               115,492
                                                                           ---------
Total United Kingdom                                                       1,342,600
                                                                           ---------
United States - 20.4%
Computer & Office Equipment - 1.0%
  Hewlett-Packard Co.                                    4,800               157,920
                                                                           ---------
Energy & Utilities - 0.9%
  Companhia de Saneamento
    Basico Do Estado de Sao
    Paulo - ADR                                          6,200               136,462
                                                                           ---------
Finance - 0.8%
  AllianceBernstein Holding LP                           1,800               119,250
                                                                           ---------
Food & Agriculture - 1.0%
  Archer-Daniels-Midland Co.                             4,700               158,155
                                                                           ---------
Insurance - 0.5%
  WellPoint, Inc.(b)                                     1,100                85,173
                                                                           ---------
Machinery & Heavy Equipment - 0.8%
  Deere & Co.                                            1,600               126,831
                                                                           ---------
Manufacturing - 2.3%
  Hexel Corp.(b)
                                                         3,100                68,107
  Ingersoll-Rand Co. - Class A                           2,300                96,117
  Reynold American, Inc.                                 1,100               116,050

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
86

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                   GLOBAL OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                              NUMBER
                                            OF SHARES        VALUE
                                           -----------   -------------
COMMON STOCKS (Continued)
United States (Continued)
Manufacturing (Continued)
  Tenaris SA - ADR                                 410      $   74,075

                                                            ----------
                                                               354,349
                                                            ----------
Medical & Medical Services - 1.3%
  Amgen, Inc.(b)                                 1,100          80,025
  Caremark Rx, Inc.(b)                           1,300          63,934
  Medco Health Solutions, Inc.(b)                1,100          62,942

                                                            ----------
                                                               206,901
                                                            ----------
Medical Instruments & Supplies - 0.4%
  Waters Corp.(b)                                1,489          64,250
                                                            ----------
Metal & Mining - 1.0%
  Coeur d'Alene Mines Corp.                     22,600         148,256
                                                            ----------
Oil & Gas - 2.5%
  Diamond Offshore Drilling, Inc.                2,200         196,900
  ENSCO International, Inc.                      3,700         190,365

                                                            ----------
                                                               387,265
                                                            ----------
Pharmaceuticals - 2.4%
  Adolor Corp.(b)                                1,043          24,823
  Alexion Pharmaceuticals, Inc.(b)               3,100         109,802
  Allergan, Inc.                                   230          24,955
  Keryx Biopharmaceuticals, Inc.(b)              4,200          80,262
  Renovis, Inc.(b)                               3,100          66,092
  Shire PLC - ADR                                1,300          60,437

                                                            ----------
                                                               366,371
                                                            ----------
Railroad & Shipping - 1.2%
  Norfolk Southern Corp.                         3,500         189,245
                                                            ----------
Retail Merchandising - 1.6%
  Abercrombie & Fitch Co. - Class
    A                                            1,100          64,130
  Charming Shoppes, Inc.(b)                      6,000          89,220
  Sears Holdings Corp.                             700          92,568

                                                            ----------
                                                               245,918
                                                            ----------
Security Brokers & Dealers - 1.3%
  E*TRADE Financial Corp.(b)                     4,200         113,316
  Piper Jaffray Cos., Inc.(b)                    1,500          82,500

                                                            ----------
                                                               195,816
                                                            ----------
Semiconductors & Related Devices - 0.6%
  ASML Holding N.V.(b)                           4,700          95,739
                                                            ----------
Telecommunications - 0.8%
  ALLTEL Corp.                                   2,000         129,500
                                                            ----------
Total United States                                          3,167,401
                                                            ----------
TOTAL COMMON STOCKS
  (Cost $12,416,750)                                        12,895,381
                                                            ----------

                                               PAR/SHARES
                                  MATURITY       (000)
                                 ----------   -----------
SHORT TERM INVESTMENTS - 20.6%
  Federal Home Loan Bank,
    Discount Notes
    4.55%(d)                     04/03/06     $2,700           2,699,318
  Galileo Money Market Fund                      494             494,070

                                                               ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,193,388)                                            3,193,388
                                                            ------------

                                                VALUE
                                           --------------
TOTAL INVESTMENTS IN SECURITIES -  103.5%
  (Cost $15,610,138(a))                      $16,088,769
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (3.5)%                        (540,371)
                                             -----------
NET ASSETS - 100%                            $15,548,398
                                             ===========

-------------------

 (a) Cost for federal income tax purposes is $15,630,251. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                      $550,466
   Gross unrealized depreciation                                       (91,948)
                                                                      --------
                                                                      $458,518
                                                                      ========

 (b) Non-income producing security.
  (c) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, this security had a total market value of $102,536 which represents 0.7% of net assets.
 (d) The rate shown is the effective yield on the discount notes at the time of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              87

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     INTERNATIONAL OPPORTUNITIES PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 98.3%
Australia - 2.2%
Metal & Mining - 1.4%
  Newcrest Mining Ltd.                                 347,500           $ 5,816,373
  Zinifex Ltd.                                       1,686,300            11,516,916

                                                                         -----------
                                                                          17,333,289
                                                                         -----------
Security Brokers & Dealers - 0.8%
  Babcock & Brown Ltd.                                 684,100             9,060,336
                                                                         -----------
Total Australia                                                           26,393,625
                                                                         -----------
Austria - 0.7%
Telecommunications - 0.7%
  Telekom Austria AG                                   344,300             8,115,363
                                                                         -----------
Belgium - 1.0%
Metal & Mining - 1.0%
  Umicore                                               82,816            11,471,277
                                                                         -----------
Brazil - 0.9%
Steel -
  Arcelor Brasil SA                                          1                    10
                                                                         -----------
Telecommunications - 0.9%
  Tim Participacoes SA - ADR(b)                        297,100            11,001,613
                                                                         -----------
Total Brazil                                                              11,001,623
                                                                         -----------
Canada - 3.7%
Metal & Mining - 2.7%
  Aur Resources, Inc.                                  295,300             3,749,881
  Gammon Lake Resources, Inc.(c)                       220,200             3,944,500
  Inco Ltd.                                            219,900            10,962,519
  Inmet Mining Corp.                                   214,900             6,399,985
  Yamana Gold, Inc.(c)                                 854,300             7,863,788

                                                                         -----------
                                                                          32,920,673
                                                                         -----------
Transportation - 1.0%
  Canadian Pacific Railway Ltd.                        235,400            11,743,292
                                                                         -----------
Total Canada                                                              44,663,965
                                                                         -----------
Denmark - 0.8%
Aerospace - 0.8%
  MTU Aero Engines Holding AG(c)                       265,000             8,991,977
                                                                         -----------
Finland - 2.3%
Banks - 0.4%
  OKO Bank - Class A                                   296,200             4,802,778
                                                                         -----------
Machinery & Heavy Equipment - 1.3%
  Kone Oyj - B Shares                                  168,800             6,948,952
  Metso Oyj                                            225,900             8,719,206

                                                                         -----------
                                                                          15,668,158
                                                                         -----------
Retail Merchandising - 0.6%
  Kesko Oyj - Class B                                  226,100             7,055,521
                                                                         -----------
Total Finland                                                             27,526,457
                                                                         -----------
France - 3.6%
Advertising - 0.6%
  Publicis Groupe                                      176,200             6,875,639
                                                                         -----------
Chemicals - 0.9%
  Rhodia SA(c)                                       3,914,400            10,104,064
                                                                         -----------
Computer & Office Equipment - 0.5%
  Neopost SA                                            58,700             6,380,899
                                                                         -----------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
France (Continued)
Computer Software & Services - 0.4%
  Atos Origin SA(c)                                     66,200           $ 4,905,754
                                                                         -----------
Entertainment & Leisure - 0.6%
  Accor SA
                                                       121,800             7,021,530
                                                                         -----------
Oil & Gas - 0.6%
  Technip SA                                           113,400             7,675,162
                                                                         -----------
Total France
                                                                          42,963,048
                                                                         -----------
Germany - 8.4%
Air Transportation - 0.8%
  Deutsche Lufthansa AG                                554,300             9,921,485
                                                                         -----------
Chemicals - 0.7%
  SGL Carbon AG(c)                                     458,501             8,379,014
                                                                         -----------
Construction - 1.3%
  Bilfinger Berger AG                                  236,300            15,492,172
                                                                         -----------
Durable Goods - 0.4%
  Gerry Weber International AG                         257,700             5,358,991
                                                                         -----------
Electronics - 0.6%
  Techem AG                                            153,719             6,754,709
                                                                         -----------
Machinery - 0.4%
  Heidelberger Druckmaschinen AG
                                                       112,000             4,940,498
                                                                         -----------
Machinery & Heavy Equipment - 1.0%
  Rheinmetall AG                                       147,300            11,424,417
                                                                         -----------
Manufacturing - 1.9%
  MAN AG                                               260,000            18,044,790
  Solon AG Fuer Solartechnik(c)                         82,800             4,113,008

                                                                         -----------
                                                                          22,157,798
                                                                         -----------
Real Estate - 1.3%
  IVG Immobilien AG
                                                       523,300            15,733,625
                                                                         -----------
Total Germany                                                            100,162,709
                                                                         -----------
Greece - 1.2%
Banks - 1.2%
  Piraeus Bank SA(c)                                   479,300            14,521,074
                                                                         -----------
Hong Kong - 1.8%
Entertainment & Leisure - 0.1%
  Hongkong & Shanghai Hotels
    Ltd.                                             1,328,616             1,515,405
                                                                         -----------
Real Estate - 1.7%
  New World Development Co. Ltd.                     6,650,100            11,656,091
  Shun Tak Holdings Ltd.                             2,672,000             3,822,480
  Wheelock & Co. Ltd.                                2,632,000             4,715,053

                                                                         -----------
                                                                          20,193,624
                                                                         -----------
Total Hong Kong
                                                                          21,709,029
                                                                         -----------
India - 1.0%
Telecommunications - 1.0%
  Bharti Tele-Ventures Ltd.(c)
                                                     1,303,557            11,973,811
                                                                         -----------
Italy - 2.9%
Computer Software & Services - 0.8%
  Fastweb SpA(c)                                       192,300             9,813,317
                                                                         -----------
Construction - 1.3%
  Buzzi Unicem SpA                                     639,100            15,234,369
                                                                         -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
88

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Italy (Continued)
Oil & Gas - 0.8%
  Saipem SpA                                           425,300           $ 9,839,038
                                                                         -----------
Total Italy                                                               34,886,724
                                                                         -----------
Japan - 27.4%
Banks - 2.4%
  Bank of Kyoto Ltd.                                   743,300             8,967,595
  The Chiba Bank Ltd.                                  981,000             8,726,483
  The Iyo Bank Ltd.                                    677,600             7,288,374
  The Musashino Bank Ltd.                               66,200             3,841,512

                                                                         -----------
                                                                          28,823,964
                                                                         -----------
Chemicals - 0.4%
  Nissan Chemical Industries Ltd.                      289,600             4,916,065
                                                                         -----------
Computer & Office Equipment - 0.2%
  Brother Industries Ltd.                              230,400             2,523,242
                                                                         -----------
Construction - 0.6%
  Taisei Corp.                                       1,523,000             7,297,978
                                                                         -----------
Electronics - 0.8%
  Daido Steel Co. Ltd.                                 896,800             9,105,149
                                                                         -----------
Finance - 3.0%
  Mitsui Trust Holdings, Inc.                          916,400            13,399,527
  Orix Corp.                                            40,000            12,455,395
  Pacific Management Corp.                               3,700            10,185,217

                                                                         -----------
                                                                          36,040,139
                                                                         -----------
Food & Agriculture - 1.5%
  The Nisshin Oillio Group Ltd.                      1,416,000            10,947,833
  Toyo Suisan Kaisha Ltd.                              451,100             6,887,228

                                                                         -----------
                                                                          17,835,061
                                                                         -----------
Industrial - 0.8%
  Taiyo Nippon Sanso Corp.                           1,310,500             9,686,788
                                                                         -----------
Leasing - 0.5%
  Diamond Lease Co. Ltd.                               130,000             6,085,811
                                                                         -----------
Machinery & Heavy Equipment - 5.0%
  Hitachi Construction Machinery
    Co. Ltd.                                           393,900            10,374,596
  Juki Corp.                                         1,269,200             7,850,277
  Komatsu Ltd.                                         514,600             9,815,437
  Miura Co. Ltd                                        325,800             8,331,844
  Nabtesco Corp.                                       609,500             7,570,850
  OSG Corp.                                            490,400            10,437,145
  Takeuchi Manufacturing Co. Ltd.                      128,400             5,618,182

                                                                         -----------
                                                                          59,998,331
                                                                         -----------
Manufacturing - 1.6%
  Asahi Diamond Industry Co. Ltd.                      747,600             7,133,006
  Koyo Seiko Co. Ltd.                                  588,400            11,748,003

                                                                         -----------
                                                                          18,881,009
                                                                         -----------
Medical Instruments & Supplies - 0.7%
  Nihon Kohden Corp.                                   445,000             7,788,445
                                                                         -----------
Metal & Mining - 0.6%
  Maruichi Steel Tube Ltd.                             276,200             6,887,400
                                                                         -----------
Motor Vehicles - 1.7%
  Futaba Industrial Co. Ltd.                           257,100             6,290,977
  Keihin Corp.                                         220,300             6,026,899

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Japan (Continued)
Motor Vehicles (Continued)
  SHOWA Corp.                                          436,800           $ 7,552,150

                                                                         -----------
                                                                          19,870,026
                                                                         -----------
Real Estate - 2.0%
  Japan General Estate Co. Ltd.                        508,400            10,496,279
  Joint Corp.                                          295,700             9,446,321
  Tosei Corp.                                            3,400             4,073,067

                                                                         -----------
                                                                          24,015,667
                                                                         -----------
Residential Construction - 0.4%
  Mitsui Home Co. Ltd.
                                                       548,000             4,376,551
                                                                         -----------
Retail Merchandising - 2.6%
  Belluna Co. Ltd.                                     214,900             4,783,670
  FamilyMart Co. Ltd.                                  178,700             5,602,404
  Shimachu Co. Ltd.                                    205,100             6,447,494
  Takashimaya Co. Ltd.                                 400,100             6,098,381
  Xebio Co. Ltd.                                       251,400             8,671,912

                                                                         -----------
                                                                          31,603,861
                                                                         -----------
Security Brokers & Dealers - 1.3%
  Ichiyoshi Securities Co. Ltd.                        443,300             8,549,626
  Matsui Securities Co. Ltd.(c)                        502,700             6,970,318

                                                                         -----------
                                                                          15,519,944
                                                                         -----------
Tires & Rubber - 0.7%
  Zeon Corp.                                           691,100             8,913,252
                                                                         -----------
Transportation - 0.6%
  Keihin Electric Express Railway
    Co. Ltd.                                           908,200             7,446,160
                                                                         -----------
Total Japan
                                                                         327,614,843
                                                                         -----------
Malaysia - 0.9%
Entertainment & Leisure - 0.3%
  Genting Berhad                                       546,200             3,529,516
                                                                         -----------
Telecommunications - 0.6%
  Digi.com Berhad(c)                                 2,903,800             6,662,081
                                                                         -----------
Total Malaysia                                                            10,191,597
                                                                         -----------
Mexico - 0.9%
Metal & Mining - 0.9%
  Grupo Mexico SA - Series B                         3,803,100            10,816,821
                                                                         -----------
Netherlands - 3.1%
Business Services - 1.4%
  Ordina NV
                                                       261,700             5,946,430
  Vedior NV
                                                       510,700            10,007,536

                                                                         -----------
                                                                          15,953,966
                                                                         -----------
Oil & Gas - 1.0%
  SBM Offshore NV
                                                       117,700            11,803,092
                                                                         -----------
Personal Services - 0.7%
  USG People NV                                        119,400             8,645,568
                                                                         -----------
Total Netherlands                                                         36,402,626
                                                                         -----------
Norway - 5.6%
Banks - 0.6%
  Sparebanken Midt-Norge                               223,300             2,683,239
  Sparebanken Nord-Norge                                85,520             1,810,593

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              89

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Norway (Continued)
Banks (Continued)
  Sparebanken Rogaland                                  72,600            $2,248,810

                                                                          ----------
                                                                           6,742,642
                                                                          ----------
Food & Agriculture - 2.2%
  Fjord Seafood ASA(c)                               9,120,800            11,119,872
  Pan Fish ASA                                      17,511,300            15,631,272

                                                                          ----------
                                                                          26,751,144
                                                                          ----------
Manufacturing - 0.8%
  Orkla ASA                                            195,800             9,709,930
                                                                          ----------
Oil & Gas - 2.0%
  Fred Olsen Energy ASA(c)                             283,300            11,563,530
  Prosafe ASA                                          227,600            11,894,684

                                                                          ----------
                                                                          23,458,214
                                                                          ----------
Total Norway                                                              66,661,930
                                                                          ----------
Portugal - 0.4%
Telecommunications - 0.4%
  PT Multimedia - Servicos de
    Telecomunicacoes e
    Multimedia, SGPS, SA                               407,400             4,986,476
                                                                          ----------
Singapore - 1.7%
Oil & Gas - 0.6%
  Singapore Petroleum Co. Ltd.                       2,104,500             6,772,535
                                                                          ----------
Real Estate - 1.1%
  CapitaLand Ltd.                                    4,603,900            13,790,188
                                                                          ----------
Total Singapore                                                           20,562,723
                                                                          ----------
South Africa - 0.7%
Retail Merchandising - 0.7%
  Foschini Ltd.                                        420,000             3,968,729
  Truworths International Ltd.                         950,000             4,383,667

                                                                          ----------
                                                                           8,352,396
                                                                          ----------
Total South Africa                                                         8,352,396
                                                                          ----------
South Korea - 4.2%
Computer Software & Services - 0.6%
  NHN Corp.(c)                                          23,500             7,256,073
                                                                          ----------
Construction - 1.1%
  Hanjin Heavy Industries Co. Ltd.                     448,800            12,887,526
                                                                          ----------
Finance - 0.6%
  Daewoo Securities Co. Ltd.(c)                        460,500             7,275,293
                                                                          ----------
Machinery & Heavy Equipment - 0.5%
  Doosan Infracore Co. Ltd.                            342,200             6,357,256
                                                                          ----------
Retail Merchandising - 0.6%
  Hyundai Department Store Co.
    Ltd.                                                72,300             6,756,731
                                                                          ----------
Security Brokers & Dealers - 0.8%
  Korea Investment Holdings Co.
    Ltd.(c)                                            277,000             9,921,367
                                                                          ----------
Total South Korea                                                         50,454,246
                                                                          ----------
Spain - 1.1%
Banks - 0.6%
  Banco Pastor SA                                      136,500             7,935,123
                                                                          ----------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Spain (Continued)
Telecommunications - 0.5%
  Gestevis Telecinco SA                                222,400            $5,554,745
                                                                          ----------
Total Spain
                                                                          13,489,868
                                                                          ----------
Sweden - 4.1%
Construction - 0.9%
  Skanska AB                                           677,300            11,087,597
                                                                          ----------
Manufacturing - 1.5%
  Assa Abloy AB - Class B
                                                       520,800             9,662,400
  SSAB Svenskt Stal AB - Series A                      179,740             8,607,950

                                                                          ----------
                                                                          18,270,350
                                                                          ----------
Motor Vehicles - 0.4%
  Scania AB                                            100,600             4,365,770
                                                                          ----------
Retail Merchandising - 1.3%
  KappAhl Holding AB
                                                       461,100             3,670,566
  Lindex AB(c)
                                                       787,300            11,624,767

                                                                          ----------
                                                                          15,295,333
                                                                          ----------
Total Sweden                                                              49,019,050
                                                                          ----------
Switzerland - 1.5%
Food Distribution - 0.9%
  Barry Callebaut AG(c)                                 27,942            11,531,313
                                                                          ----------
Industrial - 0.6%
  SGS Societe Generale de
    Surveillance Holding SA                              7,300             6,764,392
                                                                          ----------
Total Switzerland                                                         18,295,705
                                                                          ----------
Taiwan - 1.1%
Chemicals - 0.6%
  Taiwan Fertilizer Co. Ltd.                         6,306,000             7,576,875
                                                                          ----------
Manufacturing - 0.5%
  Wistron Corp.(c)
                                                     4,754,000             5,697,448
                                                                          ----------
Total Taiwan
                                                                          13,274,323
                                                                          ----------
Thailand - 1.2%
Banks - 0.9%
  Krung Thai Bank Public Co. Ltd.                    6,586,300             1,846,705
  Siam Commercial Bank Public
    Co. Ltd.(d)                                      5,789,200             9,371,787

                                                                          ----------
                                                                          11,218,492
                                                                          ----------
Telecommunications - 0.3%
  Advanced Info Service Public Co.
    Ltd.(d)                                          1,400,300             3,278,677
                                                                          ----------
Total Thailand                                                            14,497,169
                                                                          ----------
United Kingdom - 12.0%
Aerospace - 0.6%
  Meggitt PLC                                        1,206,165             7,292,690
                                                                          ----------
Business Services - 0.8%
  Aegis Group PLC
                                                     3,811,400             9,055,526
                                                                          ----------
Construction - 0.7%
  Carillion PLC                                      1,444,500             8,827,820
                                                                          ----------
Energy & Utilities - 1.6%
  International Power PLC(c)                         1,688,300             8,301,142

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
90

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                              NUMBER
                                            OF SHARES          VALUE
                                           -----------   ----------------
COMMON STOCKS (Continued)
United Kingdom (Continued)
Energy & Utilities (Continued)
  Viridian Group PLC                           605,930      $  10,337,982

                                                            -------------
                                                               18,639,124
                                                            -------------
Entertainment & Leisure - 1.8%
  IG Group Holdings PLC                      2,463,700          9,374,190
  Intercontinental Hotels Group
    PLC                                        405,522          6,633,411
  Whitbread PLC                                261,314          5,384,553

                                                            -------------
                                                               21,392,154
                                                            -------------
Finance - 0.7%
  Close Brothers Group PLC                     433,900          8,039,931
                                                            -------------
Food & Agriculture - 0.4%
  Wolverhampton & Dudley
    Breweries PLC                              201,897          4,486,444
                                                            -------------
Insurance - 0.3%
  Homeserve PLC                                155,605          3,920,066
                                                            -------------
Manufacturing - 1.5%
  IMI PLC                                      683,700          6,723,321
  Rexam PLC                                  1,161,400         11,249,378

                                                            -------------
                                                               17,972,699
                                                            -------------
Measuring & Controlling Devices - 0.7%
  Rotork PLC                                   738,512          8,917,522
                                                            -------------
Oil & Gas - 0.9%
  Tullow Oil PLC                             1,835,700         10,811,930
                                                            -------------
Semiconductors & Related Devices - 0.6%
  Wolfson Microelectronics PLC(c)              998,200          7,674,192
                                                            -------------
Transportation - 0.8%
  Arriva PLC                                   895,400          9,575,180
                                                            -------------
Waste Management - 0.6%
  Kelda Group PLC                              517,000          7,082,622
                                                            -------------
Total United Kingdom                                          143,687,900
                                                            -------------
United States - 1.9%
Banks - 0.7%
  Unibanco SA - ADR                            112,400          8,307,484
                                                            -------------
Broadcasting - 0.4%
  Central European Media
    Enterprises Ltd. - A Shares(c)              61,981          4,252,516
                                                            -------------
Business Services - 0.3%
  Ctrip.com International Ltd.(c)               39,400          3,258,380
                                                            -------------
Telecommunications - 0.5%
  NII Holdings, Inc.(b)(c)                     107,000          6,309,790
                                                            -------------
Total United States                                            22,128,170
                                                            -------------
TOTAL COMMON STOCKS
  (Cost $916,116,004)                                       1,174,816,525
                                                            -------------
WARRANTS - 0.0%
  Playmates Holdings Ltd. (issued
    05/24/05, expiring 05/23/06,
    strike price $2.03) (acquired
    04/20/05)(e)
  (Cost $1,017)                              1,250,300              1,611
                                                            -------------

                                    PAR/SHARES
                       MATURITY       (000)            VALUE
                      ----------   -----------   ----------------
SHORT TERM INVESTMENTS - 1.5%
  U.S. Treasury Bills
      4.38%(f)          04/06/06       $14,900      $  14,891,205
  Galileo Money Market Fund              3,096          3,096,187

                                                    -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $17,987,392)                                   17,987,392
                                                    -------------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE INVESTMENT IN AFFILIATE
  - 99.8%
  (Cost $934,104,413)                                                 1,192,805,529
                                                                      -------------

                                              NUMBER
                                            OF SHARES
                                           -----------
INVESTMENT IN AFFILIATE - 0.8%
  Institutional Money Market
    Trust(g)
  (Cost $9,726,000)                          9,726,000         9,726,000
                                                               ---------

TOTAL INVESTMENTS IN SECURITIES -  100.6%
  (Cost $943,830,413(a))                                   1,202,531,529
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (0.8)%                                 (9,726,000)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.2%                                           1,882,471
                                                           -------------
TOTAL NET ASSETS - 100%                                   $1,194,688,000
                                                          ==============

-------------------

 (a) Cost for federal income tax purposes is $946,124,137. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                          $261,013,216
   Gross unrealized depreciation                                            (4,605,824)
                                                                          ------------
                                                                          $256,407,392
                                                                          ============

 (b) Total or partial securities on loan.
  (c) Non-income producing security.
 (d) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, these securities had a total market value of $12,650,464, which represents 1.1% of net assets.
 (e) As of March 31, 2006, the aggregate amount of shares called for by these warrants is 1,170,300.  These warrants were exercisable as of 5/24/05.
  (f) The rate shown is the effective yield on the discount notes at the time of purchase.
 (g) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              91

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                           ASSET ALLOCATION PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS - 68.3%
Australia - 0.5%
Metal & Mining - 0.0%
  Newcrest Mining Ltd.                                   8,400             $ 140,597
  Zinifex Ltd.                                          42,200               288,213

                                                                           ---------
                                                                             428,810
                                                                           ---------
Pharmaceuticals - 0.2%
  CSL Ltd.                                              36,773             1,440,023
                                                                           ---------
Retail Merchandising - 0.3%
  Woolworths Ltd.                                      155,106             2,090,893
                                                                           ---------
Security Brokers & Dealers - 0.0%
  Babcock & Brown Ltd.                                  17,000               225,151
                                                                           ---------
Total Australia                                                            4,184,877
                                                                           ---------
Austria - 0.2%
Banks - 0.2%
  Raiffeisen International Bank
    Holdings(b)                                         12,116             1,033,673
                                                                           ---------
Telecommunications - 0.0%
  Telekom Austria AG                                     8,400               197,993
                                                                           ---------
Total Austria                                                              1,231,666
                                                                           ---------
Belgium - 0.3%
Beverages & Bottling - 0.3%
  Inbev NV                                              42,003             1,969,893
                                                                           ---------
Metal & Mining - 0.0%
  Umicore                                                2,000               277,030
                                                                           ---------
Total Belgium                                                              2,246,923
                                                                           ---------
Brazil - 0.2%
Finance - 0.1%
  Itausa Inv Itau SA                                   245,768             1,050,533
                                                                           ---------
Telecommunications - 0.1%
  Tim Participacoes SA - ADR                             7,300               270,319
                                                                           ---------
Total Brazil                                                               1,320,852
                                                                           ---------
Canada - 1.6%
Metal & Mining - 0.5%
  Aur Resources, Inc.                                    7,300                92,699
  Bema Gold Corp.(b)                                    50,000               221,500
  European Goldfields Ltd.(b)                           12,100                41,962
  Fording Canadian Coal Trust                                7                   266
  Frontier Pacific Mining Corp.(b)                      79,200                40,690
  Gammon Lake Resources, Inc.(b)                         5,600               100,314
  Gateway Gold Corp.(b)                                100,000               124,160
  Gold Reserve, Inc.(b)                                100,000               591,000
  Inco Ltd.                                              5,000               249,261
  Inmet Mining Corp.                                     5,200               154,862
  Minefinders Corp. Ltd.(b)                             40,000               308,800
  NovaGold Resources, Inc.(b)(c)                        66,700             1,020,510
  Southwestern Resources Corp.(b)                       47,300               558,925
  Stratagold Corp.(b)                                  200,000               188,380
  Sunridge Gold Corp.(b)                               109,999               242,067
  Triex Minerals Corp. (acquired
    12/23/05, cost $14,206)(d)(e)                        6,600                13,733
  Yamana Gold, Inc.(b)                                  21,500                88,552

                                                                           ---------
                                                                           4,037,681
                                                                           ---------
Motor Vehicles - 0.0%
  Westport Innovations, Inc.
    (acquired 12/17/03 through
    9/15/04, cost $75,001)(b)(e)(f)                     70,500                56,745
                                                                           ---------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Canada (Continued)
Oil & Gas - 0.9%
  Accrete Energy, Inc.(b)                                4,960             $  33,977
  Alberta Clipper Energy, Inc.(b)                       20,126                58,594
  C1 Energy Ltd.(b)
                                                        85,733               154,163
  Canadian Superior Energy,
    Inc.(b)
                                                        22,000                51,480
  Canex Energy, Inc.(b)                                  7,800                22,709
  Capitol Energy Resources Ltd.(b)                      10,195                41,902
  Chamaelo Exploration Ltd.(b)                           5,440                28,881
  Cinch Energy Corp.(b)                                 40,320                81,479
  Compton Petroleum Corp.(b)                            66,500               847,870
  Crew Energy, Inc. (acquired
    5/12/04, cost $36,232)(b)(e)                         9,400               130,796
  Daylight Energy Trust                                  6,255                65,239
  Delphi Energy Corp.(b)                                24,700               108,076
  Ember Resources, Inc.(b)                              12,136                64,951
  Endev Energy, Inc.(b)                                231,700               351,166
  Esprit Energy Trust                                   36,375               371,584
  Fairquest Energy Ltd.(b)                              13,900                76,174
  First Calgary Petroleums Ltd.(b)                      14,554               109,044
  Galleon Energy, Inc. - Class A
    (acquired 01/31/05 through
    03/13/06, cost
$    415,355)(b)(d)(e)                                  53,678             1,562,745
  Hawker Resources, Inc.(b)                              7,921                30,522
  Highpine Oil & Gas Ltd.(b)                             1,481                29,485
  HSE Integrated Ltd.(b)                                   561                 1,777
  Innova Exploration Ltd. (acquired
    10/31/05, cost $22,297)(d)(e)                        3,200                20,030
  KICK Energy Ltd.(b)                                    9,100                49,012
  Leader Energy Services Ltd.(b)                        15,957                57,250
  Midnight Oil Exploration Ltd.
    (acquired 03/17/05, cost
$    165,755)(b)(e)                                     81,200               273,946
  Niko Resources Ltd. (acquired
    6/20/03 through 11/10/03, cost
$    40,606)(e)                                          2,000               101,040
  Oilexco, Inc.(b)                                      72,025               289,864
  Open Range Energy Corp.(b)                             1,976                 7,697
  Pacific Rodera Energy, Inc.(b)                        37,300                41,201
  Paramount Resources Ltd. -
    Class A(b)                                          14,700               524,258
  Petrolifera Petroleum Ltd.(b)                          4,150                43,531
  Point North Energy Ltd.                               13,755                13,191
  Prairie Schooner Petroleum
    Ltd.(b)                                              3,824                64,993
  ProspEx Resources Ltd.(b)                             43,140               151,453
  Real Resources, Inc.(b)                                6,185               121,809
  Sequoia Oil & Gas Trust                               11,220               181,576
  Tag Oil Ltd. (acquired 09/22/05,
    cost $4,409)(d)(e)                                   4,000                 2,466
  Technicoil Corp. (acquired
    6/15/04, cost $24,418)(b)(e)                        33,500                84,335
  Thunder Energy Trust                                  30,194               261,383
  True Energy Trust                                      6,718                89,559
  Tusk Energy Corp. (acquired
    03/14/05, cost
$    39,439)(b)(d)(e)                                   17,959                60,281
  Vault Energy Trust                                     5,850                50,192
  Vero Energy, Inc.(b)                                   4,447                23,418
  West Energy Ltd.(b)                                      143                   686

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
92

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Canada (Continued)
Oil & Gas (Continued)
  Zenas Energy Corp. (acquired
    05/18/04 through 03/16/06,
    cost $57,396)(d)(e)                                 13,522            $   54,072

                                                                          ----------
                                                                           6,789,857
                                                                          ----------
Transportation - 0.2%
  Canadian Pacific Railway Ltd.                         37,341             1,862,813
  Railpower Technologies Corp.(b)                       17,600                67,817

                                                                          ----------
                                                                           1,930,630
                                                                          ----------
Total Canada                                                              12,814,913
                                                                          ----------
China - 0.0%
Oil & Gas - 0.0%
  Innova Exploration Ltd.(b)                             1,660                10,391
                                                                          ----------
Denmark - 0.0%
Aerospace - 0.0%
  MTU Aero Engines Holding AG(b)                         6,500               220,558
                                                                          ----------
Finland - 0.3%
Banks - 0.0%
  OKO Bank - Class A                                     7,300               118,367
                                                                          ----------
Finance - 0.2%
  Sampo Oyj                                             86,831             1,827,789
                                                                          ----------
Machinery & Heavy Equipment - 0.1%
  Kone Oyj - B Shares                                    4,200               172,900
  Metso Oyj                                              5,600               216,147

                                                                          ----------
                                                                             389,047
                                                                          ----------
Retail Merchandising - 0.0%
  Kesko Oyj - Class B                                    5,500               171,629
                                                                          ----------
Total Finland                                                              2,506,832
                                                                          ----------
France - 1.7%
Advertising - 0.0%
  Publicis Groupe SA                                     4,400               171,696
                                                                          ----------
Banks - 0.3%
  Credit Agricole SA                                    64,058             2,492,671
                                                                          ----------
Beverages & Bottling - 0.3%
  LVMH Moet Hennessy Louis
    Vuitton SA                                          22,969             2,251,863
                                                                          ----------
Chemicals - 0.0%
  Rhodia SA(b)                                          97,800               252,447
                                                                          ----------
Computer & Office Equipment - 0.0%
  Neopost SA                                             1,400               152,185
                                                                          ----------
Computer Software & Services - 0.0%
  Atos Origin SA(b)                                      1,600               118,568
                                                                          ----------
Energy - 0.3%
  Schneider Electric SA                                 17,533             1,893,151
                                                                          ----------
Entertainment & Leisure - 0.2%
  Accor SA                                              21,014             1,211,416
                                                                          ----------
Machinery & Heavy Equipment - 0.2%
  Alstom(b)                                             18,382             1,541,523
                                                                          ----------
Medical Instruments & Supplies - 0.2%
  Essilor International SA                              19,182             1,710,894
                                                                          ----------
Oil & Gas - 0.2%
  Technip SA                                            27,391             1,853,883
                                                                          ----------
Total France                                                              13,650,297
                                                                          ----------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Germany - 1.2%
Air Transportation - 0.0%
  Deutsche Lufthansa AG                                 13,800            $  247,008
                                                                          ----------
Chemicals - 0.3%
  Bayer AG
                                                        44,430             1,780,043
  SGL Carbon AG(b)                                      11,144               203,654

                                                                          ----------
                                                                           1,983,697
                                                                          ----------
Construction - 0.0%
  Bilfinger Berger AG
                                                         5,300               347,476
                                                                          ----------
Durable Goods - 0.0%
  Gerry Weber International AG                           6,300               131,012
                                                                          ----------
Electronics - 0.0%
  Techem AG                                              3,800               166,979
                                                                          ----------
Finance - 0.3%
  Hypo Real Estate Holding AG                           30,454             2,087,766
                                                                          ----------
Insurance - 0.3%
  Allianz AG                                            13,566             2,265,110
                                                                          ----------
Machinery & Heavy Equipment - 0.1%
  Heidelberger Druckmaschinen AG                         2,700               119,101
  Rheinmetall AG                                         3,600               279,212

                                                                          ----------
                                                                             398,313
                                                                          ----------
Manufacturing - 0.1%
  MAN AG                                                 5,900               409,478
  Solon AG Fuer Solartechnik(b)
                                                         2,100               104,315

                                                                          ----------
                                                                             513,793
                                                                          ----------
Real Estate - 0.0%
  IVG Immobilien AG                                     11,700               351,774
                                                                          ----------
Retail Merchandising - 0.1%
  Metro AG                                              14,893               763,619
                                                                          ----------
Total Germany                                                              9,256,547
                                                                          ----------
Greece - 0.2%
Banks - 0.0%
  Piraeus Bank SA(b)                                    11,800               357,498
                                                                          ----------
Telecommunications - 0.2%
  Hellenic Telecommunications
    Organization SA(b)                                  63,277             1,410,961
                                                                          ----------
Total Greece                                                               1,768,459
                                                                          ----------
Hong Kong - 0.2%
Entertainment & Leisure - 0.0%
  Hongkong & Shanghai Hotels
    Ltd.                                                32,284                36,823
                                                                          ----------
Machinery & Heavy Equipment - 0.1%
  Techtronics Industries Co. Ltd.                      367,500               660,720
                                                                          ----------
Real Estate - 0.1%
  New World Development Co. Ltd.                       166,000               290,960
  Shun Tak Holdings Ltd.                                65,200                93,273
  Wheelock & Co. Ltd.                                   65,000               116,443

                                                                          ----------
                                                                             500,676
                                                                          ----------
Total Hong Kong                                                            1,198,219
                                                                          ----------
Italy - 0.3%
Computer Software & Services - 0.0%
  Fastweb SpA(b)                                         4,700               239,847
                                                                          ----------
Construction - 0.1%
  Buzzi Unicem SpA                                      15,900               379,012
                                                                          ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              93

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Italy (Continued)
Insurance - 0.2%
  Assicurazioni Generali                                44,360            $1,670,798
                                                                          ----------
Oil & Gas - 0.0%
  Saipem SpA                                            10,500               242,910
                                                                          ----------
Total Italy                                                                2,532,567
                                                                          ----------
Japan - 4.1%
Banks - 0.4%
  The Bank of Kyoto Ltd.                                18,000               217,162
  The Chiba Bank Ltd.                                   24,000               213,492
  The Iyo Bank Ltd.                                     18,000               193,611
  Mizuho Financial Group, Inc.                             328             2,683,637
  The Musashino Bank Ltd.                                1,600                92,846

                                                                          ----------
                                                                           3,400,748
                                                                          ----------
Chemicals - 0.2%
  Daicel Chemical Industries Ltd.                      131,000             1,102,982
  Nissan Chemical Industries Ltd.                        7,200               122,223

                                                                          ----------
                                                                           1,225,205
                                                                          ----------
Computer & Office Equipment - 0.0%
  Brother Industries Ltd.                                5,800                63,519
                                                                          ----------
Conglomerates - 0.1%
  Mitsui & Co. Ltd.                                     68,000               983,313
                                                                          ----------
Construction - 0.4%
  Daiwa House Industry Co. Ltd.                         74,000             1,282,583
  Mitsui Home Co. Ltd.                                  13,000               103,823
  Obayashi Corp.                                       176,000             1,432,524
  Taisei Corp.                                          38,000               182,090

                                                                          ----------
                                                                           3,001,020
                                                                          ----------
Electronics - 0.5%
  Daido Steel Co. Ltd.                                  24,000               243,670
  Denso Corp.                                           57,300             2,263,764
  Sony Corp.                                            37,000             1,713,254

                                                                          ----------
                                                                           4,220,688
                                                                          ----------
Finance - 0.1%
  Mitsui Trust Holdings, Inc.                           22,000               321,682
  Orix Corp.                                               900               280,247
  Pacific Management Corp.                                 100               275,276

                                                                          ----------
                                                                             877,205
                                                                          ----------
Food & Agriculture - 0.1%
  The Nisshin Oillio Group Ltd.                         35,000               270,603
  Toyo Suisan Kaisha Ltd.                               10,200               155,730

                                                                          ----------
                                                                             426,333
                                                                          ----------
Industrial - 0.0%
  Taiyo Nippon Sanso Corp.                              32,000               236,534
                                                                          ----------
Leasing - 0.0%
  Diamond Lease Co. Ltd.                                 3,400               159,167
                                                                          ----------
Machinery & Heavy Equipment - 0.5%
  Hitachi Construction Machinery
    Co. Ltd.                                             9,800               258,114
  Juki Corp.                                            34,000               210,297
  Komatsu Ltd.                                         122,000             2,327,018
  Miura Co. Ltd.                                         8,000               204,588
  Nabtesco Corp.                                        15,000               186,321
  OSG Corp.                                             12,200               259,652

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Japan (Continued)
Machinery & Heavy Equipment (Continued)
  Takeuchi Manufacturing Co. Ltd.                        3,000            $  131,266

                                                                          ----------
                                                                           3,577,256
                                                                          ----------
Manufacturing - 0.3%
  Asahi Diamond Industry Co. Ltd.                       18,000               171,742
  Koyo Seiko Co. Ltd.                                   93,780             1,872,413

                                                                          ----------
                                                                           2,044,155
                                                                          ----------
Medical Instruments & Supplies - 0.0%
  Nihon Kohden Corp.                                    12,000               210,025
                                                                          ----------
Metal & Mining - 0.2%
  Marubeni Corp.
                                                       258,000             1,350,280
  Maruichi Steel Tube Ltd.
                                                         7,400               184,529

                                                                          ----------
                                                                           1,534,809
                                                                          ----------
Motor Vehicles - 0.1%
  Futaba Industrial Co. Ltd.
                                                         6,300               154,155
  Keihin Corp.
                                                         5,900               161,410
  SHOWA Corp.                                           10,900               188,458

                                                                          ----------
                                                                             504,023
                                                                          ----------
Pharmaceuticals - 0.2%
  Astellas Pharma, Inc.                                 34,200             1,298,845
                                                                          ----------
Real Estate - 0.5%
  Japan General Estate Co. Ltd.                         12,600               260,136
  Joint Corp.                                            7,900               252,370
  Tokyo Tatemono Co. Ltd.                              191,000             2,083,636
  Tosei Corp.
                                                           100               119,796
  Urban Corp.
                                                        96,000             1,531,759

                                                                          ----------
                                                                           4,247,697
                                                                          ----------
Retail Merchandising - 0.3%
  Aeon Co. Ltd.                                         68,000             1,649,448
  Belluna Co. Ltd.
                                                         5,200               115,752
  FamilyMart Co. Ltd.
                                                         4,400               137,944
  Shimachu Co. Ltd.                                      5,000               157,179
  Takashimaya Co. Ltd.                                   9,800               149,373
  Xebio Co. Ltd.                                         6,150               212,141

                                                                          ----------
                                                                           2,421,837
                                                                          ----------
Security Brokers & Dealers - 0.0%
  Ichiyoshi Securities Co. Ltd.                         11,900               229,507
  Matsui Securities Co. Ltd.(b)                         12,500               173,322

                                                                          ----------
                                                                             402,829
                                                                          ----------
Textiles - 0.2%
  Mitsubishi Rayon Co. Ltd.                            163,000             1,335,021
                                                                          ----------
Tires & Rubber - 0.0%
  Zeon Corp.                                            17,000               219,252
                                                                          ----------
Transportation - 0.0%
  Keihin Electric Express Railway
    Co. Ltd.                                            22,000               180,374
                                                                          ----------
Total Japan                                                               32,569,855
                                                                          ----------
Luxembourg - 0.2%
Telecommunications - 0.2%
  SES Global                                           100,209             1,593,727
                                                                          ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
94

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Malaysia - 0.0%
Entertainment & Leisure - 0.0%
  Genting Berhad                                        13,300             $  85,944
                                                                           ---------
Telecommunications - 0.0%
  Digi.com Berhad(b)                                    71,600               164,269
                                                                           ---------
Total Malaysia                                                               250,213
                                                                           ---------
Mexico - 0.0%
Metal & Mining - 0.0%
  Grupo Mexico SA - Series B                           103,500               294,376
                                                                           ---------
Netherlands - 0.5%
Business Services - 0.1%
  Ordina NV                                              6,400               145,423
  Vedior NV                                             12,500               244,946

                                                                           ---------
                                                                             390,369
                                                                           ---------
Oil & Gas - 0.0%
  SBM Offshore NV                                        2,900               290,815
                                                                           ---------
Personal Services - 0.0%
  USG People NV                                          2,900               209,985
                                                                           ---------
Telecommunications - 0.2%
  Koninklijke KPN NV                                   132,948             1,498,360
                                                                           ---------
Transportation - 0.2%
  TNT N.V.                                              38,112             1,319,542
                                                                           ---------
Total Netherlands                                                          3,709,071
                                                                           ---------
Norway - 0.6%
Banks - 0.0%
  Sparebanken Midt-Norge                                 5,500                66,090
  Sparebanken Nord-Norge                                 2,000                42,343
  Sparebanken Rogaland                                   1,700                52,658

                                                                           ---------
                                                                             161,091
                                                                           ---------
Food & Agriculture - 0.1%
  Fjord Seafood ASA(b)                                 204,700               249,566
  Pan Fish ASA                                         426,400               380,621

                                                                           ---------
                                                                             630,187
                                                                           ---------
Manufacturing - 0.0%
  Orkla ASA                                              4,800               238,037
                                                                           ---------
Oil & Gas - 0.4%
  Fred Olsen Energy ASA(b)                               7,000               285,721
  Prosafe ASA                                            5,600               292,664
  Statoil ASA                                           87,400             2,520,538

                                                                           ---------
                                                                           3,098,923
                                                                           ---------
Transportation - 0.1%
  Stolt-Nielsen SA (acquired
    01/31/05, cost $177,441)(e)                         13,000               402,679
                                                                           ---------
Total Norway                                                               4,530,917
                                                                           ---------
Portugal - 0.0%
Telecommunications - 0.0%
  PT Multimedia - Servicos de
    Telecomunicacoes e
    Multimedia, SGPS, SA                                11,000               134,637
                                                                           ---------
Singapore - 0.2%
Conglomerates - 0.2%
  Keppel Corp. Ltd.                                    155,000             1,323,762
                                                                           ---------
Oil & Gas - 0.0%
  Singapore Petroleum Co. Ltd.                          52,000               167,342
                                                                           ---------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Singapore (Continued)
Real Estate - 0.0%
  CapitaLand Ltd.                                      125,000             $ 374,416
                                                                           ---------
Total Singapore                                                            1,865,520
                                                                           ---------
South Africa - 0.2%
Banks - 0.2%
  ABSA Group Ltd.                                       66,364             1,248,597
                                                                           ---------
Retail Merchandising - 0.0%
  Foschini Ltd.                                         10,200                96,383
  Truworths International Ltd.                          23,000               106,131

                                                                           ---------
                                                                             202,514
                                                                           ---------
Total South Africa                                                         1,451,111
                                                                           ---------
South Korea - 0.2%
Computer Software & Services - 0.0%
  NHN Corp.(b)                                             500               154,384
                                                                           ---------
Construction - 0.1%
  Hanjin Heavy Industries Co. Ltd.                      11,200               321,614
                                                                           ---------
Finance - 0.0%
  Daewoo Securities Co. Ltd.(b)                         11,400               180,105
                                                                           ---------
Machinery & Heavy Equipment - 0.0%
  Doosan Infracore Co. Ltd.                              9,200               170,914
                                                                           ---------
Retail Merchandising - 0.0%
  Hyundai Department Store Co.
    Ltd.                                                 1,700               158,872
                                                                           ---------
Security Brokers & Dealers - 0.1%
  Korea Investment Holdings Co.
    Ltd.(b)                                              6,900               247,139
                                                                           ---------
Total South Korea                                                          1,233,028
                                                                           ---------
Spain - 0.4%
Banks - 0.4%
  Banco Bilbao Vizcaya Argentaria
    SA
                                                       127,496             2,660,609
  Banco Pastor SA
                                                         3,300               191,838

                                                                           ---------
                                                                           2,852,447
                                                                           ---------
Telecommunications - 0.0%
  Gestevis Telecinco SA
                                                         5,400               134,872
                                                                           ---------
Total Spain
                                                                           2,987,319
                                                                           ---------
Sweden - 0.4%
Construction - 0.0%
  Skanska AB                                            16,900               276,658
                                                                           ---------
Manufacturing - 0.1%
  Assa Abloy AB - Class B                               12,700               235,623
  SSAB Svenskt Stal AB - Series A                        4,800               229,877

                                                                           ---------
                                                                             465,500
                                                                           ---------
Motor Vehicles - 0.0%
  Scania AB                                              2,600               112,833
                                                                           ---------
Retail Merchandising - 0.0%
  KappAhl Holding AB                                    11,200                89,157
  Lindex AB(b)                                          19,600               289,401

                                                                           ---------
                                                                             378,558
                                                                           ---------
Telecommunications - 0.3%
  Telefonaktiebolaget LM Ericsson                      529,790             2,013,454
                                                                           ---------
Total Sweden                                                               3,247,003
                                                                           ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              95

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
Switzerland - 1.0%
Food & Agriculture - 0.4%
  Barry Callebaut AG(b)                                    600            $  247,613
  Nestle SA                                              8,653             2,568,719

                                                                          ----------
                                                                           2,816,332
                                                                          ----------
Industrial - 0.0%
  SGS Societe Generale de
    Surveillance Holding SA                                100                92,663
                                                                          ----------
Pharmaceuticals - 0.6%
  Novartis AG                                           51,704             2,875,419
  Roche Holding AG                                      14,868             2,213,691

                                                                          ----------
                                                                           5,089,110
                                                                          ----------
Total Switzerland                                                          7,998,105
                                                                          ----------
Taiwan - 0.0%
Chemicals - 0.0%
  Taiwan Fertilizer Co. Ltd.                           149,700               179,870
                                                                          ----------
Manufacturing - 0.0%
  Wistron Corp.(b)                                     124,200               148,848
                                                                          ----------
Total Taiwan                                                                 328,718
                                                                          ----------
Thailand - 0.2%
Banks - 0.2%
  Kasikornbank Public Co. Ltd.                         572,400               996,827
  Krung Thai Bank Public Co. Ltd.                      219,500                61,545
  Siam Commercial Bank Public
    Co. Ltd.(d)                                        146,600               240,386

                                                                          ----------
                                                                           1,298,758
                                                                          ----------
Telecommunications - 0.0%
  Advanced Info Service Public Co.
    Ltd.(d)                                             38,100                89,676
                                                                          ----------
Total Thailand                                                             1,388,434
                                                                          ----------
United Kingdom - 2.6%
Aerospace - 0.0%
  Meggitt PLC                                           29,400               177,758
                                                                          ----------
Air Transportation - 0.2%
  BAA PLC                                              117,658             1,694,641
                                                                          ----------
Business Services - 0.0%
  Aegis Group PLC                                       95,300               226,424
                                                                          ----------
Construction - 0.0%
  Carillion PLC                                         34,700               212,063
                                                                          ----------
Energy & Utilities - 0.3%
  International Power PLC(b)                            42,200               207,492
  ITM Power PLC(b)                                       6,900                26,104
  Scottish Power PLC                                   183,521             1,855,712
  Viridian Group PLC                                    15,100               257,626

                                                                          ----------
                                                                           2,346,934
                                                                          ----------
Entertainment & Leisure - 0.1%
  IG Group Holdings PLC                                 61,600               234,383
  Intercontinental Hotels Group
    PLC                                                 10,100               165,213
  Whitbread PLC                                          6,400               131,876

                                                                          ----------
                                                                             531,472
                                                                          ----------
Finance - 0.0%
  Archipelago Holdings, Inc.
    (acquired 05/13/05, cost
$    51,017)(d)(e)                                      78,900                50,583

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United Kingdom (Continued)
Finance (Continued)
  Close Brothers Group PLC                               9,800            $  181,589

                                                                          ----------
                                                                             232,172
                                                                          ----------
Food & Agriculture - 0.0%
  Wolverhampton & Dudley
    Breweries PLC                                        4,900               108,885
                                                                          ----------
Insurance - 0.4%
  Homeserve PLC                                          3,900                98,250
  Prudential PLC                                       222,953             2,585,630

                                                                          ----------
                                                                           2,683,880
                                                                          ----------
Manufacturing - 0.1%
  IMI PLC                                               17,000               167,174
  Rexam PLC                                             28,800               278,958

                                                                          ----------
                                                                             446,132
                                                                          ----------
Measuring & Controlling Devices - 0.0%
  Rotork PLC                                            18,000               217,350
                                                                          ----------
Metal & Mining - 0.2%
  Anglo American PLC                                    39,500             1,522,160
                                                                          ----------
Oil & Gas - 0.8%
  BG Group PLC                                         170,688             2,133,711
  BP PLC                                               233,818             2,685,228
  Expro International Group PLC                         22,880               294,562
  Tullow Oil PLC
                                                       143,535               845,394
  Venture Production PLC(b)
                                                        20,752               246,254

                                                                          ----------
                                                                           6,205,149
                                                                          ----------
Pharmaceuticals - 0.4%
  GlaxoSmithKline PLC                                  124,695             3,260,524
                                                                          ----------
Semiconductors & Related Devices - 0.0%
  Wolfson Microelectronics PLC(b)                       24,300               186,819
                                                                          ----------
Transportation - 0.1%
  Arriva PLC                                            21,900               234,193
                                                                          ----------
Waste Management - 0.0%
  Kelda Group PLC                                       12,800               175,353
                                                                          ----------
Total United Kingdom                                                      20,461,909
                                                                          ----------
United States - 51.0%
Advertising - 0.0%
  Getty Images, Inc.(b)                                  2,100               157,248
                                                                          ----------
Aerospace - 0.5%
  AAR Corp.(b)(c)                                        4,400               125,312
  Aviall, Inc.(b)                                       14,600               555,968
  BE Aerospace, Inc.(b)
                                                         1,400                35,168
  General Dynamics Corp.
                                                        20,400             1,305,192
  Goodrich Corp.(c)                                     10,500               457,905
  LMI Aerospace, Inc.(b)                                   400                 7,256
  Lockheed Martin Corp.                                  4,900               368,137
  Orbital Sciences Corp.(b)                             10,000               158,200
  Raytheon Co.
                                                        21,700               994,728

                                                                          ----------
                                                                           4,007,866
                                                                          ----------
Air Transportation - 0.1%
  Ryanair Holdings PLC -
    ADR(b)(c)                                           18,537             1,013,974
  SkyWest, Inc.                                          1,375                40,246

                                                                          ----------
                                                                           1,054,220
                                                                          ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
96

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United States (Continued)
Banks - 3.3%
  Bank of America Corp.                                 58,300            $2,654,982
  Bank of Hawaii Corp.                                   1,100                58,641
  Boston Private Financial
    Holdings, Inc.                                       7,400               250,046
  Cathay General Bancorp                                 7,000               263,480
  Central Pacific Financial Corp.                        8,150               299,268
  Citigroup, Inc.                                       78,010             3,685,192
  City National Corp.                                   22,270             1,710,113
  Colonial BancGroup, Inc.                              24,400               610,000
  Compass Bancshares, Inc.                              13,700               693,357
  Flagstar Bancorp, Inc.                                 2,200                33,220
  Hudson City Bancorp, Inc.                             57,005               757,596
  J.P. Morgan Chase & Co.                               96,200             4,005,768
  Key Corp.                                             47,400             1,744,320
  North Fork Bancorp, Inc.                              23,265               670,730
  Sovereign Bancorp, Inc.                               22,360               489,908
  SunTrust Banks, Inc.                                   8,800               640,288
  U.S. Bancorp.                                         62,900             1,918,450
  Umpqua Holdings Corp.                                 11,900               339,150
  Unibanco SA - ADR                                      2,700               199,557
  Wachovia Corp.(c)                                     51,300             2,875,365
  Whitney Holdings Corp.                                 1,550                54,963
  Wilmington Trust Corp.                                 1,400                60,690
  Wintrust Financial Corp.                              17,800             1,035,426
  WSFS Financial Corp.                                   3,800               238,754
  Zions Bancorp.                                         7,987               660,765

                                                                          ----------
                                                                          25,950,029
                                                                          ----------
Beverages & Bottling - 0.6%
  Coca-Cola Enterprises, Inc.                           14,710               299,201
  Constellation Brands, Inc.(b)(c)                      10,800               270,540
  Pepsi Bottling Group, Inc.                            29,300               890,427
  PepsiCo, Inc.                                         50,500             2,918,395

                                                                          ----------
                                                                           4,378,563
                                                                          ----------
Broadcasting - 0.3%
  Alliance Atlantis Communications,
    Inc.(b)                                              8,400               256,200
  Belo Corp.                                            17,820               354,262
  Central European Media
    Enterprises Ltd. - A Shares(b)                       1,499               102,846
  CKX, Inc.(b)                                          38,300               500,581
  Lin TV Corp.(b)                                       19,145               172,305
  Outdoor Channel Holdings,
    Inc.(b)                                              1,900                19,361
  Univision Communications, Inc. -
    Class A(b)(c)                                       19,300               665,271

                                                                          ----------
                                                                           2,070,826
                                                                          ----------
Business Services - 1.0%
  ACXiom Corp.                                           2,175                56,202
  Advisory Board Co.(b)                                    600                33,462
  Akamai Technologies, Inc.(b)(c)                       15,200               499,928
  Alliance Data Systems Corp.(b)                        13,500               631,395
  Amvescap PLC - ADR(c)                                 34,250               645,955
  ARAMARK Corp. - Class B                               20,300               599,662
  The Brink's Co.                                       22,190             1,126,364
  ChoicePoint, Inc.(b)                                  12,600               563,850
  The Corporate Executive Board
    Co.(c)                                               6,700               676,030
  Ctrip.com International Ltd.(b)                        1,000                82,700
  DiamondCluster International,
    Inc.(b)                                              5,100                54,570

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United States (Continued)
Business Services (Continued)
  Digitas, Inc.(b)                                       2,300            $   33,120
  eFunds, Corp.(b)                                         100                 2,584
  Expedia, Inc.(b)                                      18,500               374,995
  Fair, Isaac & Co., Inc.                                1,450                57,449
  Forrester Research, Inc.(b)                           12,700               283,464
  Gartner, Inc. - Class A(b)                             2,300                32,085
  Global Payments, Inc.(c)                                 500                26,505
  H&E Equipment Services, Inc.(b)                       11,600               337,792
  Healthcare Services Group, Inc.                        6,800               145,248
  HMS Holdings Corp.(b)                                 36,900               322,875
  National Financial Partners Corp.                      7,000               395,640
  Net 1 UEPS Technologies, Inc.(b)                      12,000               339,600
  Sotheby Holdings - Class A(b)                          2,000                58,080
  W.W. Grainger, Inc.(c)                                 5,276               397,547
  Watson Wyatt Worldwide, Inc.                          13,600               443,088

                                                                          ----------
                                                                           8,220,190
                                                                          ----------
Chemicals - 0.5%
  Agrium, Inc.(c)                                          800                20,208
  Air Products & Chemicals, Inc.                         7,100               477,049
  Ashland, Inc.                                         12,890               916,221
  The Dow Chemical Co.                                  27,600             1,120,560
  FMC Corp.                                              6,625               410,618
  The Lubrizol Corp.                                    18,900               809,865
  Lyondell Chemical Co.                                  2,200                43,780
  OM Group, Inc.(b)
                                                           400                 9,200
  Rohm and Haas Co.
                                                         9,100               444,717

                                                                          ----------
                                                                           4,252,218
                                                                          ----------
Computer & Office Equipment - 1.4%
  American Power Conversion
    Corp.(c)                                            22,720               525,059
  Apple Computer, Inc.(b)                               16,200             1,016,064
  Avery Dennison Corp.(c)
                                                         7,065               413,161
  Cisco Systems, Inc.(b)
                                                        70,500             1,527,735
  Electronics for Imaging, Inc.(b)                      15,750               440,528
  Hewlett-Packard Co.                                  114,200             3,757,180
  International Business Machines
    Corp.                                               28,300             2,333,901
  NCR Corp.(b)                                          12,280               513,181
  Phase Metrics, Inc.(b)                                50,574                 1,012
  Western Digital Corp.(b)(c)                           19,600               380,828

                                                                          ----------
                                                                          10,908,649
                                                                          ----------
Computer Software & Services - 3.5%
  Activision, Inc.(b)(c)
                                                        41,792               576,312
  Adobe Systems, Inc.(b)                                44,300             1,546,956
  Advanced Micro Devices, Inc.(b)                       10,800               358,128
  Aladdin Knowledge Systems(b)(c)                       17,200               386,140
  The BISYS Group, Inc.(b)                              43,600               587,728
  Blackboard, Inc.(b)                                    9,500               269,895
  CACI International, Inc.(b)(c)                        11,900               782,425
  Cadence Design Systems, Inc.(b)                        3,600                66,564
  Ceridian Corp.(b)                                     36,950               940,377
  Checkfree Corp.(b)                                    16,200               818,100
  Cognizant Technology Solutions
    Corp.(b)(c)                                         20,300             1,207,647
  Computer Sciences Corp.(b)                            16,000               888,800
  eBay, Inc.(b)(c)                                      49,000             1,913,940
  EMC Corp.(b)                                         184,600             2,516,098
  Emulex Corp.(b)                                        2,500                42,725
  Foundry Networks, Inc.(b)                             43,300               786,328

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              97

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United States (Continued)
Computer Software & Services (Continued)
  Google, Inc. - Class A(b)(c)                           4,638            $1,808,820
  IHS, Inc.(b)                                           1,800                49,230
  Ingram Micro, Inc. - Class A(b)                       27,100               542,000
  Interwoven, Inc.(b)                                    5,100                45,849
  Microsoft Corp.(c)                                   245,870             6,690,123
  NAVTEQ Corp.(b)(c)                                     7,100               359,615
  Oracle Corp.(b)                                       29,900               409,331
  Progress Software Corp.(b)                             7,550               219,630
  Salesforce.com, Inc.(b)(c)                            27,200               988,176
  Sandisk Corp.(b)(c)                                      475                27,322
  SkillSoft PLC - ADR(b)                                95,900               502,516
  SonicWALL, Inc.(b)                                     9,400                66,646
  Sybase, Inc.(b)                                        1,800                38,016
  TIBCO Software, Inc.(b)                               21,200               177,232
  Transaction Systems Architects,
    Inc.(b)                                              1,800                56,178
  Unisys Corp.(b)                                       69,760               480,646
  VeriFone Holdings, Inc.(b)                            15,300               463,437
  Website Pros, Inc.(b)                                  1,200                16,860
  Yahoo! Inc.(b)(c)                                     43,900             1,416,214

                                                                          ----------
                                                                          28,046,004
                                                                          ----------
Conglomerates - 0.3%
  Time Warner, Inc.(c)                                 127,800             2,145,762
                                                                          ----------
Construction - 0.0%
  D.R. Horton, Inc.                                      1,125                37,373
  Dycom Industries, Inc.(b)                              5,400               114,750
  Lennar Corp.                                             875                52,832
  Martin Marietta Materials, Inc.                          700                74,921

                                                                          ----------
                                                                             279,876
                                                                          ----------
Containers - 0.2%
  Owens-Illinois, Inc.(b)                               32,060               556,882
  Pactiv Corp.(b)                                       12,630               309,940
  Smurfit-Stone Container Corp.(b)                      53,740               729,252
  Tupperware Corp.                                       1,700                35,003

                                                                          ----------
                                                                           1,631,077
                                                                          ----------
Credit Institutions - 0.0%
  CSG Systems, Inc.(b)                                   2,650                61,639
                                                                          ----------
Dental Equipment & Supplies - 0.0%
  Align Technology, Inc.(b)                             20,900               191,653
                                                                          ----------
Electronics - 0.7%
  Ametek, Inc.                                           5,200               233,792
  Amphenol Corp.(c)                                     15,125               789,222
  Arrow Electronics, Inc.(b)                             2,450                79,062
  Cogent, Inc.(b)(c)                                    23,300               427,322
  Directed Electronics, Inc.(b)                          8,300               139,025
  Emerson Electric Co.                                   7,300               610,499
  EMS Technologies, Inc.(b)                              1,300                23,439
  FLIR Systems, Inc.(b)(c)                              30,600               869,346
  Intersil Corp. - Class A                               2,300                66,516
  Jabil Circuit, Inc.(b)                                20,200               865,772
  L-3 Communications Holdings,
    Inc.                                                13,475             1,156,020

                                                                          ----------
                                                                           5,260,015
                                                                          ----------
Energy & Utilities - 1.7%
  Airgas, Inc.                                          22,700               887,343
  Alliant Energy Corp.                                   2,000                62,940
  Atmos Energy Corp.                                     2,100                55,293

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United States (Continued)
Energy & Utilities (Continued)
  CenterPoint Energy, Inc.                              45,300            $  540,429
  CMS Energy Corp.(b)(c)                                36,600               473,970
  Constellation Energy Group                             8,900               486,919
  El Paso Electric Co.(b)                               10,100               192,304
  Equitable Resources, Inc.(c)                          21,270               776,568
  FirstEnergy Corp.(c)                                  19,900               973,110
  ITC Holdings Corp.                                     7,750               203,438
  KFX, Inc.(b)(c)                                       11,500               209,300
  Longview Energy Co. (acquired
    8/13/04, cost $48,000)(d)(e)(f)                      3,200                59,200
  McDermott International, Inc.(b)                       5,200               283,140
  NRG Energy, Inc.(b)(c)                                13,300               601,426
  NSTAR                                                  2,100                60,081
  PG&E Corp.(c)                                         41,100             1,598,790
  Pinnacle West Capital Corp.                              975                38,122
  PPL Corp.(c)                                          86,800             2,551,920
  Public Service Enterprise Group,
    Inc.(c)                                             11,680               747,987
  Questar Corp.                                          9,700               679,485
  SCANA Corp.                                            1,600                62,784
  Sempra Energy                                         36,270             1,685,104
  TXU Corp.
                                                         8,000               358,080
  Wisconsin Energy Corp.
                                                         1,200                47,988

                                                                          ----------
                                                                          13,635,721
                                                                          ----------
Entertainment & Leisure - 0.8%
  Boyd Gaming Corp.                                        800                39,952
  Gaylord Entertainment Co.(b)                           7,500               340,350
  GTECH Holdings Corp.                                   1,625                55,331
  Hilton Hotels Corp.                                   10,150               258,419
  Kerzner International Ltd.(b)
                                                         5,000               389,100
  Orient-Express Hotels Ltd. -
    Class A
                                                        23,100               906,213
  Pinnacle Entertainment, Inc.(b)                        7,100               200,007
  Sabre Holdings Corp.(c)                               38,800               912,964
  Scientific Games Corp. - Class
    A(b)(c)                                             18,600               653,418
  Vail Resorts, Inc.(b)                                  1,600                61,152
  The Walt Disney Co.(c)                                85,200             2,376,228
  World Wrestling Entertainment,
    Inc.
                                                         1,900                32,110

                                                                          ----------
                                                                           6,225,244
                                                                          ----------
Finance - 3.0%
  Affiliated Managers Group,
    Inc.(b)(c)                                          11,100             1,183,371
  AllianceBernstein Holding LP                           5,000               331,250
  Ambac Financial Group, Inc.                            7,085               563,966
  American Express Co.(c)                               49,190             2,584,934
  The Bear Stearns Cos., Inc.                           11,400             1,581,180
  Capital One Financial Corp.                           11,735               944,902
  Chicago Mercantile Exchange
    Holdings, Inc.                                       3,029             1,355,477
  CIT Group, Inc.                                       30,930             1,655,374
  Clayton Holdings, Inc.(b)                                200                 4,216
  Countrywide Financial Corp.(c)                        25,100               921,170
  Fannie Mae                                            11,300               580,820
  Franklin Resources, Inc.                              10,770             1,014,965
  Golden West Financial Corp.(c)                        16,700             1,133,930
  The Goldman Sachs Group, Inc.                          5,200               816,192
  H&R Block, Inc.
                                                        28,800               623,520
  Indymac Bancorp, Inc.
                                                         1,075                44,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
98

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United States (Continued)
Finance (Continued)
  Legg Mason, Inc.                                      10,400            $1,303,432
  Mellon Financial Corp.                                18,740               667,144
  Morgan Stanley(c)(g)                                  12,400               778,968
  NGP Capital Resources Co.                              2,700                36,720
  Nuveen Investments - Class A                           4,800               231,120
  Protective Life Corp.                                    950                47,253
  SLM Corp.                                             28,700             1,490,678
  State Street Corp.(c)                                 19,600             1,184,428
  Sumitomo Mitsui Financial Group,
    Inc.                                                   226             2,496,177
  T. Rowe Price Group, Inc.                              5,900               461,439
  Wright Express Corp.(b)                                1,700                47,685

                                                                          ----------
                                                                          24,084,311
                                                                          ----------
Food & Agriculture - 0.7%
  Archer-Daniels-Midland Co.                            38,000             1,278,700
  Corn Products International, Inc.                      1,450                42,876
  Dean Foods Co.(b)                                      7,815               303,456
  Del Monte Foods Co.                                   52,750               625,615
  Flowers Foods, Inc.                                    1,275                37,868
  General Mills, Inc.(c)                                18,500               937,580
  The J. M. Smucker Co.                                 17,400               690,780
  Lance, Inc.                                            5,600               126,000
  Monsanto Co.                                          15,218             1,289,726

                                                                          ----------
                                                                           5,332,601
                                                                          ----------
Furniture - 0.0%
  Herman Miller, Inc.                                    1,200                38,892
                                                                          ----------
Insurance - 2.1%
  ACE Ltd.                                               7,000               364,070
  Aetna, Inc.                                           15,800               776,412
  The Allstate Corp.                                    19,000               990,090
  American Financial Group, Inc.                         1,475                61,375
  American International Group,
    Inc.                                                30,000             1,982,700
  Aspen Insurance Holdings Ltd.                         23,800               586,908
  Axis Capital Holdings Ltd.                            30,590               914,641
  CHUBB Corp.                                           12,200             1,164,368
  Cigna Corp.(c)                                         3,700               483,294
  Endurance Specialty Holdings
    Ltd.                                                52,160             1,697,808
  Everest Re Group Ltd.                                    425                39,682
  Genworth Financial, Inc.                              25,700               859,151
  The Hanover Insurance Group,
    Inc.                                                 8,515               446,356
  Hartford Financial Services Group                     15,200             1,224,360
  Max Re Capital Ltd.                                   10,980               261,324
  MetLife, Inc.                                          8,300               401,471
  Nationwide Financial Services,
    Inc.                                                 8,900               382,878
  Ohio Casualty Corp.                                    1,800                57,060
  Platinum Underwriters Holdings
    Ltd.                                                10,200               296,820
  Prudential Financial, Inc.(c)                          7,300               553,413
  W.R. Berkley Corp.                                    17,650             1,024,759
  WellPoint, Inc.(b)                                    14,600             1,130,478
  XL Capital Ltd.(c)                                    11,300               724,443

                                                                          ----------
                                                                          16,423,861
                                                                          ----------
Machinery & Heavy Equipment - 0.2%
  Bucyrus International, Inc. - Class
    A                                                      404                19,469

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United States (Continued)
Machinery & Heavy Equipment (Continued)
  Caterpillar, Inc.                                      8,700            $  624,747
  Kennametal, Inc.                                       1,050                64,197
  Lennox International, Inc.                            23,000               686,780
  Terex Corp.(b)                                           750                59,430

                                                                          ----------
                                                                           1,454,623
                                                                          ----------
Manufacturing - 3.6%
  Actuant Corp. - Class A                                2,100               128,562
  American Railcar Industries, Inc.                     10,000               350,700
  Applied Films Corp.(b)                                 5,400               104,922
  Aptargroup, Inc.                                       4,950               273,487
  Black & Decker Corp.
                                                         8,725               758,115
  Cooper Industries Ltd. - Class A
                                                        14,000             1,216,600
  Corning, Inc.(b)                                      60,850             1,637,474
  Crane Co.                                              1,600                65,616
  Crocs, Inc.(b)(c)                                        800                20,120
  Cummins, Inc.                                          5,350               562,285
  Dade Behring Holdings, Inc.                           10,000               357,100
  Danaher Corp.(c)                                      26,050             1,655,478
  Fortune Brands, Inc.                                  19,700             1,588,411
  Gardner Denver, Inc.(b)                                  800                52,160
  General Electric Co.                                 202,701             7,049,941
  Harsco Corp.                                             875                72,292
  Hexel Corp.(b)(c)
                                                        11,750               258,148
  Honeywell International, Inc.
                                                        36,200             1,548,274
  IDEX Corp.                                             9,900               516,483
  Ingersoll-Rand Co. - Class A                          12,000               501,480
  Jones Apparel Group, Inc.                             14,640               517,817
  K2, Inc.(b)                                           25,200               316,260
  Newell Rubbermaid, Inc.(c)                            26,925               678,241
  Nike, Inc.(c)                                          4,500               382,950
  Nucor Corp.(c)                                        14,100             1,477,539
  OYO Geospace Corp(b)                                      72                 4,247
  Parker Hannifin Corp.                                  5,300               427,233
  Paxar Corp.(b)                                        11,400               223,098
  Polo Ralph Lauren Corp.                               17,450             1,057,644
  Precision Castparts Corp.                                725                43,065
  Reynold American, Inc.(c)                             10,700             1,128,850
  Snap-On, Inc.                                          9,170               349,560
  The Stanley Works(c)                                  12,340               625,144
  Textron, Inc.(c)                                      23,140             2,161,045
  Trex Co., Inc.(b)(c)                                   7,900               250,430
  The Warnaco Group, Inc.(b)                            13,200               316,800

                                                                          ----------
                                                                          28,677,571
                                                                          ----------
Medical & Medical Services - 1.5%
  Caremark Rx, Inc.(b)                                  26,750             1,315,565
  Community Health Systems,
    Inc.(b)                                             28,000             1,012,200
  Covance, Inc.(b)(c)                                      975                57,281
  Coventry Health Care, Inc.(b)                         28,795             1,554,354
  Davita, Inc.(b)                                          600                36,126
  Digene Corp.(b)
                                                         1,600                62,560
  Digirad Corp.(b)
                                                         2,100                 8,988
  Emergency Medical Services LP -
    Class A(b)                                           9,500               123,500
  HCA, Inc.                                              9,000               412,110
  McKesson Corp.                                         9,300               484,809
  Medco Health Solutions, Inc.(b)                       25,400             1,453,388
  MedImmune, Inc.(b)                                    21,700               793,786
  Noven Pharmaceuticals, Inc.(b)                         3,500                63,035

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              99

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United States (Continued)
Medical & Medical Services (Continued)
  Omnicare, Inc.                                        11,400            $  626,886
  Pediatrix Medical Group, Inc.(b)                       5,750               590,180
  Per-Se Technologies, Inc.(b)                          15,100               402,566
  Pharmaceutical Product
    Development, Inc.                                    1,000                34,610
  Radiation Therapy Services,
    Inc.(b)                                              7,200               183,672
  Sierra Health Services, Inc.(b)                          825                33,578
  Symbion, Inc.(b)                                      12,000               271,800
  Triad Hospitals, Inc.(b)(c)                           27,500             1,152,250
  Universal Health Services, Inc.(c)                     8,005               406,574
  Vital Images, Inc.(b)                                 11,950               407,256

                                                                          ----------
                                                                          11,487,074
                                                                          ----------
Medical Instruments & Supplies - 1.8%
  Advanced Medical Optics,
    Inc.(b)(c)                                          32,000             1,492,480
  Bausch & Lomb, Inc.                                      600                38,220
  Beckman Coulter, Inc.                                 11,550               630,283
  Becton, Dickinson & Co.                                9,500               585,010
  Biosite, Inc.(b)(c)                                      550                28,562
  Bruker BioSciences Corp.(b)                            2,400                12,960
  Charles River Laboratories
    International, Inc.(b)                                 700                34,314
  Cytyc Corp.(b)(c)                                     15,700               442,426
  DENTSPLY International, Inc.                             900                52,335
  DJ Orthopedics, Inc.(b)                               15,700               624,232
  Edwards Lifesciences Corp.(b)                            925                40,238
  Ev3, Inc.(b)(c)                                       13,400               237,314
  Fisher Scientific International,
    Inc.(b)(c)                                          10,200               694,110
  Hillenbrand Industries, Inc.                          10,205               561,173
  Hologic, Inc.(b)                                       8,100               448,335
  Immucor, Inc.(b)                                       6,200               177,878
  IntraLase Corp.(b)                                    15,150               351,480
  Invitrogen Corp.(b)                                    7,200               504,936
  Johnson & Johnson                                     31,690             1,876,682
  Kinetic Concepts, Inc.(b)                             10,200               419,934
  Kyphon, Inc.(b)(c)                                       700                26,040
  Martek Biosciences Corp.(b)(c)                        19,100               627,053
  Medtronic, Inc.                                       10,800               548,100
  MWI Veterinary Supply, Inc.(b)                         9,000               296,100
  Polymedica Corp.                                       8,400               355,824
  St. Jude Medical, Inc.(b)                             39,350             1,613,350
  Symmetry Medical, Inc.(b)                             11,200               237,552
  Varian Medical Systems,
    Inc.(b)(c)                                          14,800               831,168
  Waters Corp.(b)                                       10,500               453,075
  Wright Medical Group, Inc.(b)                          1,955                38,611

                                                                          ----------
                                                                          14,279,775
                                                                          ----------
Metal & Mining - 1.7%
  Alpha Natural Resources,
    Inc.(b)(c)                                           1,000                23,140
  Arch Coal, Inc.                                       15,400             1,169,476
  Century Aluminum Co.(b)(c)                            12,100               513,645
  CONSOL Energy, Inc. (acquired
    6/11/03 through 8/30/05, cost
$    1,882,214)(c)(e)                                   83,570             6,197,551
  Foundation Coal Holdings, Inc.                         2,600               106,964
  Massey Energy Co.(b)(c)                               80,028             2,886,610
  MSC Industrial Direct Co., Inc.                        8,600               464,572
  Peabody Energy Corp.(c)                               30,298             1,527,322

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United States (Continued)
Metal & Mining (Continued)
  Phelps Dodge Corp.                                     5,800            $  467,074
  United States Steel Corp.(c)                           4,100               248,788

                                                                          ----------
                                                                          13,605,142
                                                                          ----------
Motor Vehicles - 0.2%
  Harley-Davidson, Inc.(c)                               9,500               492,860
  PACCAR, Inc.                                           8,100               570,888
  Tenneco Automotive, Inc.(b)                            9,400               203,886
  Wabash National Corp.                                  1,000                19,750

                                                                          ----------
                                                                           1,287,384
                                                                          ----------
Oil & Gas - 5.4%
  AGL Resources, Inc.                                   34,360             1,238,678
  Allis-Chalmers Energy, Inc.(b)                         1,800                24,534
  Amerada Hess Corp.(c)                                  6,100               868,640
  American Oil & Gas, Inc.(b)                            2,388                10,316
  Atwood Oceanics, Inc.(b)                                 400                40,404
  Bois d'Arc Energy, Inc.(b)(c)                          2,400                39,960
  Cabot Oil & Gas Corp.                                    700                33,551
  Callon Petroleum Co.(b)                                2,075                43,617
  CanArgo Energy Corp.(b)                              191,100               208,299
  Carbo Ceramics, Inc.                                   3,500               199,185
  Chesapeake Energy Corp.                                1,375                43,189
  Chevron Corp.                                         18,500             1,072,445
  Clayton Williams Energy, Inc.(b)                      20,823               852,077
  Comstock Resources, Inc.(b)                            5,700               169,233
  ConocoPhillips(c)                                     52,400             3,309,060
  Devon Energy Corp.                                    21,802             1,333,628
  Diamond Offshore Drilling, Inc.(c)                    32,950             2,949,025
  Energen Corp.                                          1,650                57,750
  ENSCO International, Inc.                             16,100               828,345
  EOG Resources, Inc.(c)                                20,160             1,451,520
  The Exploration Co.(b)(c)                              8,700                97,788
  Exxon Mobil Corp.(c)                                 130,800             7,960,488
  GlobalSantaFe Corp.(c)                                30,100             1,828,575
  Goodrich Petroleum Corp.(b)(c)                         8,800               237,600
  Grant Prideco, Inc.(b)(c)                             12,350               529,074
  Halliburton Co.                                       15,000             1,095,300
  Helix Energy Solutions Group,
    Inc.(b)                                              1,350                51,165
  Helmerich & Payne, Inc.                                1,075                75,056
  Hercules Offshore, Inc.(b)(c)                          9,500               323,095
  KCS Energy, Inc.(b)                                    9,200               239,200
  Marathon Oil Corp.                                     7,400               563,658
  Matador Resources Co. (acquired
    10/14/03, cost $8,950)(d)(e)(f)
                                                           895                13,425
  Nabors Industries Ltd.(b)(c)
                                                        15,000             1,073,700
  Newfield Exploration Co.(b)(c)                        45,885             1,922,582
  Noble Corp.                                            5,200               421,720
  Noble Energy, Inc.                                     2,150                94,428
  Oceaneering International, Inc.(b)                       500                28,650
  Parallel Petroleum Corp.(b)                            6,379               117,693
  Patterson-UTI Energy, Inc.                            32,020             1,023,359
  Petroquest Energy, Inc.(b)                            10,336               104,290
  Pioneer Natural Resources Co.                          6,700               296,475
  Plains Exploration & Production
    Co.(b)                                              27,700             1,070,328
  Precision Drilling Trust(c)                            3,300               106,722
  Pride International, Inc.(b)(c)                       13,800               430,284
  Rowan Cos., Inc.(c)                                   10,800               474,768
  Schlumberger Ltd.(c)                                  29,300             3,708,501
  Southwestern Energy Co.(b)                            12,300               395,937

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
100

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United States (Continued)
Oil & Gas (Continued)
  St. Mary Land & Exploration Co.                          900            $   36,747
  Stolt Offshore SA - ADR
    (acquired 8/10/05 through
    8/16/05, cost $212,229)(e)                          28,300               438,367
  Superior Energy Serivces, Inc.(b)                     12,150               325,498
  Transocean, Inc.(b)(c)                                17,700             1,421,310
  Treasure Island Royalty Trust
    (acquired 01/31/05, cost
$    96,000)(b)(e)                                     300,000               246,000
  Trico Marine Services, Inc.(b)                           900                29,070
  Unit Corp.(b)                                          1,050                58,538
  Valero Energy Corp.                                   21,500             1,285,270
  Weatherford International
    Ltd.(b)(c)                                             659                30,142

                                                                          ----------
                                                                          42,928,259
                                                                          ----------
Paper & Forest Products - 0.3%
  Bowater, Inc.(c)                                      14,705               434,974
  Louisiana-Pacific Corp.                               42,400             1,153,280
  Temple Inland, Inc.                                    9,300               414,315

                                                                          ----------
                                                                           2,002,569
                                                                          ----------
Personal Services - 0.1%
  Education Management Corp.(b)                          1,575                65,520
  Laureate Education, Inc.(b)(c)                        17,300               923,474

                                                                          ----------
                                                                             988,994
                                                                          ----------
Pharmaceuticals - 2.4%
  Abbott Laboratories                                   14,200               603,074
  Allergan, Inc.                                        10,581             1,148,039
  Alpharma, Inc. - Class A                               1,000                26,820
  Amylin Pharmaceuticals,
    Inc.(b)(c)                                          21,350             1,045,083
  Andrx Corp.(b)                                        29,510               700,567
  Cephalon, Inc.(b)(c)                                     575                34,644
  Eli Lilly & Co.(c)                                    13,500               746,550
  Endo Pharmaceuticals Holdings,
    Inc.(b)                                             18,400               603,704
  Genzyme Corp.(b)                                      14,750               991,495
  Gilead Sciences, Inc.(b)                               8,100               503,982
  ImClone Systems, Inc.(b)(c)                            1,100                37,422
  Merck & Co., Inc.(c)                                 104,000             3,663,920
  Novartis AG - ADR                                     13,930               772,279
  Pfizer, Inc.                                         172,700             4,303,684
  Shire PLC - ADR                                       29,600             1,376,104
  Valeant Pharmaceuticals
    International(c)                                    11,850               187,822
  Vertex Pharmaceuticals, Inc.(b)                        1,425                52,141
  Wyeth                                                 42,500             2,062,100

                                                                          ----------
                                                                          18,859,430
                                                                          ----------
Publishing & Printing - 0.4%
  Banta Corp.                                            6,500               337,870
  Dow Jones & Co., Inc.(c)                               7,295               286,694
  Marvel Entertainment, Inc.(b)                          9,200               185,104
  The McGraw-Hill Cos., Inc.                            26,600             1,532,692
  Playboy Enterprises, Inc. - Class
    B(b)                                                 1,400                19,880
  R.R. Donnelley & Sons Co.                             24,545               803,112

                                                                          ----------
                                                                           3,165,352
                                                                          ----------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United States (Continued)
Railroad & Shipping - 0.3%
  Burlington Northern Santa Fe
    Corp.                                               24,100            $2,008,253
  CSX Corp.(c)                                           7,065               422,487

                                                                          ----------
                                                                           2,430,740
                                                                          ----------
Real Estate - 0.7%
  AMB Property Corp.                                     1,200                65,124
  Boston Properties, Inc.(REIT)                          8,140               759,055
  CB Richard Ellis Group, Inc. -
    Class A(b)                                           7,100               572,970
  Cendant Corp.                                         11,310               196,229
  Centex Corp.
                                                         4,500               278,955
  Highwoods Property
                                                         1,600                53,968
  Homestore, Inc.(b)                                     2,900                19,024
  Hospitality Properties Trust                           1,400                61,138
  HRPT Properties Trust(REIT)                           40,600               476,644
  Kimco Realty Corp.(REIT)(c)                           19,500               792,480
  LaSalle Hotel Properties
                                                         9,300               381,300
  New Plan Excel Realty Trust
                                                         1,550                40,207
  Reckson Associates Realty Corp.
    (REIT)(c)                                           13,765               630,712
  Simon Property Group, Inc.(c)                         16,500             1,388,310
  Trustreet Properties, Inc.                             6,900               104,811

                                                                          ----------
                                                                           5,820,927
                                                                          ----------
Restaurants - 0.5%
  The Cheesecake Factory, Inc.(b)                       15,800               591,710
  CKE Restaurants, Inc.(c)                              23,000               400,200
  Darden Restaurants, Inc.                               1,475                60,519
  Denny's Corp.(b)                                      48,400               230,384
  Jack in the Box, Inc.(b)                               1,150                50,025
  McDonald's Corp.                                      43,100             1,480,916
  Red Robin Gourmet Burgers,
    Inc.(b)(c)                                           5,400               254,880
  Ruby Tuesday, Inc.(c)                                 23,300               747,464
  Ruth's Chris Steak House, Inc.(b)                      1,800                42,858
  Texas Roadhouse, Inc.(b)                               1,300                22,217
  Tim Hortons, Inc.(b)                                     700                18,585

                                                                          ----------
                                                                           3,899,758
                                                                          ----------
Retail Merchandising - 2.7%
  Abercrombie & Fitch Co. - Class
    A                                                    5,350               311,905
  American Eagle Outfitters, Inc.                        2,800                83,608
  AutoNation, Inc.(b)                                       57                 1,228
  Barnes & Noble, Inc.(c)                               18,475               854,469
  Best Buy Co., Inc.
                                                        12,300               687,939
  Central Garden & Pet Co.(b)
                                                           700                37,198
  Chico's FAS, Inc.(b)(c)                               33,550             1,363,472
  The Children's Place Retail
    Stores, Inc.(b)                                      3,100               179,490
  Claire's Stores, Inc.                                  2,300                83,513
  Coach, Inc.(b)                                        27,470               949,913
  Coldwater Creek, Inc.(b)(c)                              850                23,630
  Core-Mark Holding Co., Inc.(b)                         6,500               248,690
  Cost Plus, Inc.(b)                                     5,700                97,470
  CVS Corp.
                                                        53,100             1,586,097
  Dick's Sporting Goods, Inc.(b)
                                                           938                37,210
  Dillard's, Inc. - Class A                              1,800                46,872

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             101

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United States (Continued)
Retail Merchandising (Continued)
  Federated Department Stores,
    Inc.                                                 8,325           $   607,725
  The Gap, Inc.(c)                                      22,600               422,168
  The Home Depot, Inc.                                  38,900             1,645,470
  J.C. Penney Co., Inc.                                 17,700             1,069,257
  Jarden Corp.(b)(c)                                    11,200               367,920
  Jos. A. Bank Clothiers, Inc.(b)(c)                       875                41,956
  The Kroger Co.(b)(c)                                  61,530             1,252,751
  Longs Drug Stores Corp.                                1,600                74,048
  Nordstrom, Inc.                                       19,300               756,174
  Office Depot, Inc.(b)                                  1,100                40,964
  Officemax, Inc.                                       28,820               869,499
  Payless ShoeSource, Inc.(b)                            3,250                74,393
  Pier 1 Imports, Inc.(c)                               27,100               314,631
  Regis Corp.                                           15,500               534,440
  Rite Aid Corp.(b)(c)                                 120,100               480,400
  Saks, Inc.(b)                                         19,310               372,683
  Staples, Inc.                                         47,950             1,223,684
  The Talbots, Inc.                                     21,000               564,270
  TJX Cos., Inc.(c)                                     51,990             1,290,392
  Tractor Supply Co.(b)                                  3,100               205,654
  Walgreen Co.                                          25,650             1,106,284
  Whole Foods Market, Inc.                               6,000               398,640
  Williams-Sonoma, Inc.(b)(c)                           20,300               860,720

                                                                         -----------
                                                                          21,166,827
                                                                         -----------
Security Brokers & Dealers - 3.9%
  E*TRADE Financial Corp.(b)(c)                         32,350               872,803
  iShares Russell 2000 Growth
    Index Fund                                         128,118            10,202,036
  iShares Russell 2000 Value Index
    Fund                                               164,463            12,277,163
  iShares Russell Midcap Growth
    Index Fund                                          48,500             4,903,350
  Lehman Brothers Holdings, Inc.                        14,200             2,052,326
  Piper Jaffray Cos., Inc.(b)                            4,600               253,000

                                                                         -----------
                                                                          30,560,678
                                                                         -----------
Semiconductors & Related Devices - 1.2%
  Analog Devices, Inc.                                  18,500               708,365
  Broadcom Corp. - Class A(b)(c)                        17,475               754,221
  Eagle Test Systems, Inc.(b)                              800                12,320
  Freescale Semiconductor, Inc. -
    Class A(b)                                          69,850             1,942,528
  Freescale Semiconductor, Inc. -
    Class B(b)                                          48,000             1,332,960
  Kulicke & Soffa Industries, Inc.(b)                   19,100               182,214
  Lam Research Corp.(b)                                 25,050             1,077,150
  Linear Technology Corp.                               12,300               431,484
  LSI Logic Corp.(b)(c)                                 41,100               475,116
  Marvell Technology Group Ltd.(b)                       8,200               443,620
  MEMC Electronic Materials,
    Inc.(b)                                             14,850               548,262
  Micrel, Inc.(b)                                          900                13,338
  Microsemi Corp.(b)                                     1,300                37,843
  MKS Instruments, Inc.(b)                                 500                11,715
  O2Micro International Ltd. -
    ADR(b)                                              11,285               119,960
  PMC-Sierra, Inc.(b)(c)                               111,000             1,364,190
  Rudolph Technologies, Inc.(b)                         18,500               315,425
  Standard Microsystems Corp.(b)                         1,400                36,372

                                                                         -----------
                                                                           9,807,083
                                                                         -----------

                                                  NUMBER
                                                OF SHARES               VALUE
                                           -------------------   -------------------
COMMON STOCKS (Continued)
United States (Continued)
Soaps & Cosmetics - 0.5%
  The Procter & Gamble Co.                              62,780           $ 3,617,384
                                                                         -----------
Telecommunications - 2.2%
  ADTRAN, Inc.                                           1,500                39,270
  ALLTEL Corp.                                           6,500               420,875
  Amdocs Ltd.(b)                                        48,870             1,762,252
  American Tower Corp. - Class
    A(b)(c)                                             55,900             1,694,888
  Anixter International, Inc.                              900                43,002
  AT&T, Inc.(c)                                         99,300             2,685,072
  Avid Technology, Inc.(b)(c)                           14,400               625,824
  CenturyTel, Inc.                                         925                36,186
  Comverse Technology, Inc.(b)                          15,900               374,127
  Harman International Industries,
    Inc.(c)                                              7,650               850,145
  Harris Corp.(c)                                       17,250               815,752
  Motorola, Inc.                                        64,200             1,470,822
  NII Holdings, Inc.(b)                                 15,891               937,092
  Polycom, Inc.(b)(c)                                   37,300               808,664
  Qualcomm, Inc.                                         8,050               407,410
  RCN Corp.(b)                                           7,400               191,660
  Sprint Nextel Corp.                                   52,883             1,366,497
  Syniverse Holdings, Inc.(b)                            7,100               112,180
  Ubiquitel, Inc.(b)                                    28,900               291,890
  Verizon Communications, Inc.(c)                       62,844             2,140,467
  West Corp.(b)                                            800                35,728
  WinderThan Co. Ltd. - ADR(b)
                                                         1,200                15,864

                                                                         -----------
                                                                          17,125,667
                                                                         -----------
Tires & Rubber - 0.1%
  Cooper Tire & Rubber Co.(c)                           33,848               485,380
                                                                         -----------
Tobacco - 0.2%
  Altria Group, Inc.                                    16,900             1,197,534
  Loews Corp. - Carolina Group                           9,050               427,794

                                                                         -----------
                                                                           1,625,328
                                                                         -----------
Transportation - 0.3%
  American Commercial Lines,
    Inc.(b)                                              9,530               449,816
  C.H. Robinson Worldwide, Inc.                          1,750                85,908
  FedEx Corp.                                            4,850               547,759
  Hornbeck Offshore Services,
    Inc.(b)                                              2,900               104,603
  Landstar System, Inc.                                 11,600               511,792
  OMI Corp.(c)                                          17,500               315,350
  Ryder Systems, Inc.(c)                                11,275               504,894
  Stealthgas, Inc.                                         700                 9,730
  Vitran Corp., Inc.(b)                                  9,600               192,672
  Yellow Roadway Corp.                                     800                30,448

                                                                         -----------
                                                                           2,752,972
                                                                         -----------
Waste Management - 0.1%
  Republic Services, Inc.                                1,700                72,267
  Stericycle, Inc.(b)                                    7,100               480,102

                                                                         -----------
                                                                             552,369
                                                                         -----------
Total United States                                                      402,937,751
                                                                         -----------
TOTAL COMMON STOCKS
  (Cost $433,371,671)
                                                                         539,924,795
                                                                         -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
102

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                              NUMBER
                                            OF SHARES       VALUE
                                           -----------   ----------
WARRANTS - 0.0%
  Point North Energy Ltd. (issued
    07/24/03, expiring 07/23/08,
    strike price 5.00 CAD)
    (acquired 07/24/03, cost
$    0)(d)(e)(f)(h)                             13,755      $18,844
  Triex Minerals Corp. (issued
    12/23/05, expiring 12/23/06,
    strike price 3.00 CAD)
    (acquired 12/23/05, cost
$    0)(d)(e)(f)(i)                             3,300           989

                                                            -------
TOTAL WARRANTS
  (Cost $0)                                                  19,833
                                                            -------

                                                                               PAR
                                                      MATURITY                (000)                VALUE
                                               ---------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.0%
  Federal Home Loan Bank,
    Unsecured Bonds
    2.25%(j)                                                01/09/07              $ 3,250            $3,180,018
  Federal Home Loan Mortgage
    Corp., Unsecured Notes
    3.25%(j)                                                11/02/07                4,350             4,221,179
    4.62%                                                   05/28/13                  150               142,024
  Federal National Mortgage
    Association, Unsecured Notes
    1.75%                                                   06/16/06                   90                89,405
    4.00%(j)                                                10/16/06                2,450             2,434,991
    2.35%                                                   04/05/07                  440               428,118
    5.00%                                                   08/02/12                  325               317,271
  Resolution Funding Corp., Strip
    Bonds
    6.29%                                                   07/15/18                  150                79,557
    6.30%                                                   10/15/18                  150                78,537
  Small Business Administration
    Participation Certificates,
    Series 97-20F, Class 1
    7.20%                                                   06/01/17                  730               757,728
  Small Business Investment Cos.
    Pass - Through, Series
    97-P10C, Class 1
    6.85%                                                   08/01/07                  194               197,586
  U.S. Treasury Notes
    4.38%                                                   01/31/08                3,850             3,817,968

                                                                                                     ----------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $15,841,490)                                                                                 15,744,382
                                                                                                     ----------
MORTGAGE PASS-THROUGHS - 10.0%
  Federal Home Loan Mortgage
    Corp.
    5.00%                                                08/20-04/21                3,443             3,354,606
  Federal Home Loan Mortgage
    Corp. Gold
    8.00%                                                08/08-08/27                   34                36,178
    8.50%(k)                                                07/01/09                    0                     6
    4.00%                                                05/10-05/19                  208               198,194
    6.00%                                                04/13-06/16                  170               172,130
    4.50%                                                05/18-04/21                3,047             2,911,001
    5.00%(l)                                             06/20-09/35               11,996            11,655,347
    9.50%                                                   12/01/22                  343               374,045
    7.50%(k)                                                09/01/27                    0                   418
    6.50%                                                01/29-08/32                   77                78,912
    5.50%                                                07/33-08/33                1,021             1,000,149

                                                                               PAR
                                                      MATURITY                (000)                VALUE
                                               ---------------------   ------------------   -------------------
MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association
    8.00%                                                04/08-02/33              $   255            $  270,372
    7.00%                                                08/08-10/32                  491               505,046
    8.50%                                                   02/01/09                   15                15,314
    6.50%                                                01/11-07/32                  934               956,502
    6.00%                                                09/11-02/34                1,904             1,909,931
    5.50%                                                04/17-04/36               37,690            36,972,116
    5.00%                                                01/18-04/36               12,281            11,838,240
    4.50%                                                10/18-04/36                2,885             2,696,216
    7.50%                                                07/29-01/31                  682               713,165
  Government National Mortgage
    Association
    6.50%                                                02/09-11/28                  496               511,486
    7.50%                                                11/10-12/29                   54                55,998
    6.00%                                                10/23-02/24                  312               315,812
    7.00%                                                01/25-05/32                  259               270,005
    5.50%                                                04/33-12/34                  878               870,159
    5.00%                                                   10/20/33                1,440             1,391,386
  Government National Mortgage
    Association 1 Year CMT
    3.75%(m)                                                05/20/34                  225               219,058

                                                                                                     ----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $80,309,937)                                                                                 79,291,792
                                                                                                     ----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.0%
  Structured Asset Securities Corp.,
    Series 96-CFL, Class X1 (IO)
    2.05%(n)
  (Cost $108,851)                                           02/25/28                  877                39,569
                                                                                                     ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.7%
  Banc of America Alternative Loan
    Trust, Series 04-6, Class 4A1
    5.00%                                                   07/25/19                   76                73,350
  Countrywide Home Loans, Series
    03-27, Class M
    3.93%(m)                                                06/25/33                  734               708,572
  Countrywide Home Loans, Series
    03-58, Class B1
    4.51%(m)                                                02/19/34                  244               235,205
  Fannie Mae Grantor Trust, Series
    03-T1, Class R (IO)
    0.53%(n)                                                11/25/12                6,677               196,898
  Federal Home Loan Mortgage
    Corp., Series 235 , Class IO
    5.50%(n)                                                02/01/36                1,987               537,237
  Federal Home Loan Mortgage
    Corp., Series 2529, Class MB
    5.00%                                                   11/15/17                  100                96,787
  Federal Home Loan Mortgage
    Corp., Series 2574, Class HP
    5.00%                                                   02/15/18                1,420             1,371,241
  Federal Home Loan Mortgage
    Corp., Series 2668, Class AD
    4.00%                                                   01/15/15                  211               205,042
  Federal Home Loan Mortgage
    Corp., Series 2707, Class PW
    4.00%                                                   07/15/14                  362               356,092
  Federal Home Loan Mortgage
    Corp., Series 2730, Class PA
    3.75%                                                   03/15/11                  291               289,625
  Federal Home Loan Mortgage
    Corp., Series 2748, Class LJ
    4.00%                                                   03/15/10                  102               101,444

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             103

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal Home Loan Mortgage
    Corp., Series 2864, Class NA
     5.50%                                       01/15/31               $  179            $  177,888
  Federal Home Loan Mortgage
    Corp., Series 2996, Class MK
     5.50%                                       06/15/35                  911               902,269
  Federal National Mortgage
    Association, Series 03-16,
    Class BC
     5.00%                                       03/25/18                   50                47,882
  Federal National Mortgage
    Association, Series 03-84,
    Class GA
     4.50%                                       04/25/09                  222               221,232
  Federal National Mortgage
    Association, Series 04-31,
    Class PK
     3.50%                                       06/25/10                  398               393,714
  Federal National Mortgage
    Association, Series 04-88,
    Class HA
     6.50%                                       07/25/34                   83                84,281
  Federal National Mortgage
    Association, Series 04-99,
    Class AO
     5.50%                                       01/25/34                  144               142,360
  Federal National Mortgage
    Association, Series 05-3, Class
    AP
     5.50%                                       02/25/35                  128               127,078
  Federal National Mortgage
    Association, Series 05-48,
    Class AR
     5.50%                                       02/25/35                2,100             2,081,937
  Federal National Mortgage
    Association, Series 05-51,
    Class TA
     5.50%                                       05/01/35                2,193             2,161,723
  Federal National Mortgage
    Association, Series 05-80,
    Class PB
     5.50%                                       04/25/30                1,314             1,311,765
  Federal National Mortgage
    Association, Series 363, Class
    2 (IO)
     5.50%(n)                                    11/01/35                2,340               622,942
  Harborview Mortgage Loan Trust,
    Series 05-10, Class 2A1A
     5.09%(m)                                    11/19/35                1,509             1,510,014
  Indymac Index Mortgage Loan
    Trust, Series 05-AR18, Class
    2A1B
     5.60%(m)                                    10/25/36                2,010             2,045,272
  Master Alternative Loans Trust,
    Series 04-4, Class 1A1
     5.50%                                       05/25/34                  144               140,821
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (IO)
    11.00%(n)                                    02/17/17                   49                11,491
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (PO)
    11.50%(o)                                    02/17/17                   55                51,096
  Salomon Brothers Mortgage
    Securities VI, Series 87-2 (IO)
    11.00%(n)                                    03/06/17                   32                 8,088

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Salomon Brothers Mortgage
    Securities VI, Series 87-2 (PO)
    11.50%(o)                                    03/06/17               $   32            $   28,811
  Structured Asset Securities Corp.,
    Series 01-21A, Class B2
     6.04%(m)                                    01/25/32                   33                33,173
  Structured Asset Securities Corp.,
    Series 03-2A, Class B2II
     5.43%(m)                                    02/25/33                  194               189,288
  Washington Mutual Mortgage
    Loan Trust, Series 03-AR8,
    Class B1
     4.19%(m)                                    08/25/33                  390               382,008
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR3, Class A5
     3.93%(m)                                    04/25/33                  263               255,837
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR3, Class B2
     4.73%(m)                                    04/25/33                  197               193,358
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR4, Class A6
     3.42%(m)                                    05/25/33                  782               759,991
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR5, Class A6
     3.70%(m)                                    06/25/33                  850               816,459
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR5, Class B2
     4.50%(m)                                    06/25/33                  416               410,095
  Washington Mutual Mortgage
    Securities Corp., Series
    04-AR1, Class B1
     4.50%(m)                                    03/25/34                1,244             1,191,261
  Washington Mutual Mortgage
    Securities Corp., Series
    04-AR3, Class B1
     4.18%(m)                                    06/25/34                  224               215,919
  Wells Fargo Mortgage Backed
    Securities, Series 04-K, Class
    1A2
     4.48%(m)                                    07/25/34                  460               450,568

                                                                                          ----------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $21,607,299)                                                                      21,140,114
                                                                                          ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 3.7%
  Banc of America Commercial
    Mortgage, Inc., Series 02-PB2,
    Class A4
     6.19%                                       06/11/35                1,490             1,541,008
  Bank of America-First Union
    Commercial Mortgage, Series
    01-3, Class A2
     5.46%                                       04/11/37                1,375             1,376,438
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 99-WF2, Class A2
     7.08%                                       07/15/31                  250               261,126

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
104

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 00-WF2, Class A2
    7.32%                               10/15/32               $  475             $ 507,021
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 02-TOP6, Class A1
    5.92%                               10/15/36                  802               812,436
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 04-PWR4, Class A1
    4.36%                               06/11/41                  830               810,795
  CDC Commercial Mortgage Trust,
    Series 02-FX1, Class A1
    5.25%                               05/15/19                1,591             1,588,761
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class C
    5.92%(m)                            09/15/30                  275               281,206
  Credit Suisse First Boston
    Mortgage Securities Corp.
    Series 02-CKN2, Class A3
    6.13%                               03/15/12                1,000             1,031,883
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 01-CP4, Class D
    6.61%                               12/15/35                1,450             1,520,287
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 02-CP5, Class A2
    4.94%                               12/15/35                1,010               978,207
  Donaldson, Lufkin and Jenrette,
    Inc., Commerical Mortgage
    Corp., Series 99-CG1, Class
    A1B
    6.46%                               03/10/32                  150               154,207
  Donaldson, Lufkin and Jenrette,
    Inc., Commerical Mortgage
    Corp., Series 00-CKP1, Class
    A1B
    7.18%                               11/10/33                1,180             1,256,245
  First Union National Bank
    Commercial Mortgage, Series
    01-C4, Class A2
    6.22%                               11/12/11                1,140             1,181,681
  First Union-Lehman
    Brothers-Bank of America
    Commercial Mortgage Trust,
    Series 98-C2, Class C3
    6.56%                               11/18/08                  156               159,153
  General Motors Acceptance Corp.
    Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
    7.18%                               08/15/36                  156               163,391
  GGP Mall Properties Trust,
    Series 01-C1A, Class C2
    5.56%(p)                            11/15/11                  485               485,911
  GGP Mall Properties Trust,
    Series 01-C1A, Class C3
    6.05%(m)(p)                         02/15/14                   40                40,345
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    06-GG6, Class A4
    5.55%                               04/10/38                  425               424,153

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Impac Commercial Mortgage
    Backed Trust, Series 03-5,
    Class M1
    5.71%(m)                            08/25/33               $   52             $  52,065
  Impac Commercial Mortgage
    Backed Trust, Series 03-7,
    Class M
    6.47%(m)                            08/25/33                   25                25,406
  Impac Commercial Mortgage
    Backed Trust, Series 04-1,
    Class M4
    6.02%(m)                            03/25/34                   75                74,976
  Impac Commercial Mortgage
    Backed Trust, Series 04-5,
    Class 1A1
    5.18%(m)                            10/25/34                  247               246,910
  Impac Commercial Mortgage
    Backed Trust, Series 04-7,
    Class 1A1
    5.19%(m)                            11/25/34                  581               582,464
  Impac Commercial Mortgage
    Backed Trust, Series 04-7,
    Class M4
    6.02%(m)                            11/25/34                  274               274,523
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 05-LDP3, Class A4A
    4.94%                               08/15/42                1,275             1,215,432
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 97-C5, Class C
    7.24%                               09/15/29                1,600             1,665,333
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 99-C7, Class A2
    6.51%                               10/15/35                  540               551,753
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 99-PLSI, Class D
    6.69%(m)                            02/15/32                  650               680,480
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    98-C4, Class A1B
    6.21%                               10/15/35                  460               468,180
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    99-C2, Class A2
    7.32%                               10/15/32                  250               263,450
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    99-C2, Class E
    7.47%                               10/15/32                  125               132,636
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 01-C7, Class A4
    5.93%                               12/15/25                  825               839,890
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 01-WM, Class A1
    6.16%(p)                            07/14/16                  717               733,679
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 03-C8, Class A1
    3.64%                               11/15/27                  457               443,605

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             105

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 04-C2, Class A1
    2.95%                                03/15/29              $  319            $  303,115
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 04-C6, Class A1
    3.88%                                08/15/29                 241               233,324
  Morgan Stanley Capital I, Series
    97-WF1, Class A2
    7.22%(p)                             07/15/29                 200               201,902
  Morgan Stanley Capital I, Series
    99-WF1, Class A2
    6.21%                                11/15/31                 450               457,243
  Morgan Stanley Capital I, Series
    04-XLF, Class G
    5.80%(m)(p)                          04/15/16                 300               302,537
  Morgan Stanley Dean Witter
    Capital I, Series 02-TOP7,
    Class A1
    5.38%                                01/15/39                 521               521,467
  Mortgage Capital Funding, Inc.,
    Series 98-MC2, Class B
    6.55%                                06/18/30                 295               301,528
  Nationslink Funding Corp., Series
    98-2, Class A2
    6.48%                                08/20/30                 196               199,501
  Nationslink Funding Corp., Series
    98-2, Class B
    6.80%                                08/20/30                 525               540,574
  Nationslink Funding Corp., Series
    99-2, Class D
    7.32%(m)                             06/20/31                 175               183,512
  Salomon Brothers Mortgage
    Securities VII, Series 00-C1,
    Class A2
    7.52%                                12/18/09                 460               482,637
  Salomon Brothers Mortgage
    Securities VII, Series 00-C3,
    Class A2
    6.59%                                10/18/10               1,325             1,377,964
  Salomon Brothers Mortgage
    Securities VII, Series 01-MMA,
    Class A2
    6.13%(p)                             02/18/34                 103               103,247
  Washington Mutual Asset
    Securities Corp., Series
    05-C1A, Class A1
    4.24%(p)                             05/25/36                 899               879,044

                                                                                 ----------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $29,730,595)                                                             28,912,631
                                                                                 ----------
ASSET BACKED SECURITIES - 3.1%
  Ameriquest Mortgage Securities,
    Inc., Series 02-3, Class M2
    6.07%(m)(q)                          08/25/32                 425               428,779
  Amortizing Residential Collateral
    Trust, Series 02-BC1, Class B
    6.87%(m)                             01/25/32                  77                76,639
  Amortizing Residential Collateral
    Trust, Series 02-BC3, Class
    M2
    5.92%(m)                             06/25/32                 176               177,482

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Amortizing Residential Collateral
    Trust, Series 02-BC5, Class
    M2
    6.02%(m)                             07/25/32              $  250            $  251,180
  Asset Backed Funding Corp. Net
    Interest Margin Trust, Series
    04-OPT4, Class N1
    4.45%                                05/26/34                   7                 6,995
  Capital Auto Receivables Asset
    Trust, Series 05-1, Class A4
    4.05%                                07/15/09               1,800             1,773,000
  Caterpillar Financial Asset Trust,
    Series 04-A, Class A3
    3.13%                                01/26/09                 361               355,429
  Centex Home Equity Loan Trust,
    Series 03-B, Class M3
    7.92%(m)                             06/25/33                 475               484,086
  Centex Home Equity, Series
    02-A, Class MF2
    6.54%                                01/25/32                 299               298,268
  Chase Funding Mortgage Loan
    Certificates, Series 03-2, Class
    1A4
    3.99%                                08/25/29                 203               200,920
  Chase Manhattan Auto Owner
    Trust, Series 03-B, Class CTFS
    2.43%                                02/16/10                 804               787,809
  Citibank Credit Card Issuance
    Trust, Series 01-C3, Class C3
    6.65%                                05/15/08                 575               575,829
  Citibank Credit Card Issuance
    Trust, Series 03-A6, Class A6
    2.90%                                05/17/10                 250               238,633
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
    2.55%                                01/20/09                 450               440,978
  Countrywide Certificates, Series
    02-2, Class M2
    5.97%(m)                             12/25/31                  15                14,764
  Countrywide Certificates, Series
    03-2, Class M2
    6.47%(m)                             03/26/33               1,075             1,082,011
  Countrywide Certificates, Series
    03-3, Class B
    8.08%(m)                             11/25/31                 250               251,585
  Countrywide Certificates, Series
    03-3, Class M6
    7.48%(m)                             07/25/32               1,500             1,522,061
  Countrywide Certificates, Series
    03-BCI, Class M2
    6.82%(m)                             09/25/32                 300               301,844
  Countrywide Certificates, Series
    04-13, Class AV4
    5.11%(m)                             06/25/35                 102               102,576
  Credit-Based Asset Servicing and
    Securitization, Series 04-CB4,
    Class M1
    5.74%(m)                             05/25/35                 275               272,562
  Ford Credit Auto Owner Trust,
    Series 03-A, Class B2
    5.16%(m)                             08/15/07                 325               325,278

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
106

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Ford Credit Auto Owner Trust,
    Series 03-B, Class C
    4.18%                              01/15/08               $   75            $   74,774
  General Electric Business Loan
    Trust, Series 03-1, Class A
    5.18%(m)(p)                        04/15/31                  249               251,068
  General Electric Business Loan
    Trust, Series 03-1, Class B
    6.05%(m)(p)                        04/15/31                  166               170,116
  General Electric Business Loan
    Trust, Series 03-2A, Class B
    5.75%(m)(p)                        11/15/31                1,008             1,045,595
  General Electric Business Loan
    Trust, Series 04-1, Class B
    5.45%(m)(p)                        05/15/32                  234               233,620
  Granite Mortgages PLC, Series
    04-2, Class 1C
    5.63%(m)                           06/20/44                   74                73,574
  Green Tree Financial Corp.,
    Series 96-6, Class A6
    7.95%                              09/15/27                  673               693,447
  Green Tree Financial Corp.,
    Series 96-7, Class A6
    7.65%                              10/15/27                  353               365,168
  Hedged Mutual Fund Fee Trust,
    Series 03-1A, Class 2
    5.22%(p)                           11/30/10                1,094             1,088,666
  HFG Healthco-4 LLC, Series
    02-1A, Class A
    5.67%(m)(p)                        06/05/07                  200               199,966
  HFG Healthco-4 LLC, Series
    02-1A, Class B
    5.87%(m)                           06/05/07                  125               124,692
  Knollwood CDO Ltd., Series
    04-1A, Class C
    7.75%(m)(p)                        01/10/39                  185               181,915
  Long Beach Mortgage Loan
    Trust, Series 03-4, Class M5A
    8.58%(m)                           08/25/33                  200               204,341
  Long Beach Mortgage Loan
    Trust, Series 04-1, Class M5
    5.92%(m)                           02/25/34                  475               478,841
  Lothian Mortgages PLC, Series
    3A, Class A1
    4.76%(m)(p)                        07/24/19                  247               247,360
  Massachusetts RRB Special
    Purpose Trust, Series 01-1,
    Class A
    6.53%                              06/01/15                1,048             1,093,189
  MBNA Credit Card Master Notes
    Trust, Series 01-C3, Class C3
    6.55%                              12/15/08                  575               577,053
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                              09/15/09                  350               341,414
  MBNA Credit Card Master Notes
    Trust, Series 06-A1, Class A1
    4.90%                              07/15/11                1,725             1,712,062
  Option One Mortgage Loan Trust,
    Series 02-6, Class M1
    5.57%(m)                           11/25/32                  150               150,481
  Option One Mortgage Loan Trust,
    Series 02-6, Class M2
    6.52%(m)                           11/25/32                  293               294,185

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Option One Mortgage Loan Trust,
    Series 03-4, Class A4
    5.14%(m)                           07/25/33               $  130            $  130,532
  Option One Mortgage Loan Trust,
    Series 03-4, Class M5A
    8.57%(m)                           07/25/33                  275               276,748
  Option One Mortgage Loan Trust,
    Series 03-5, Class M4
    7.72%(m)                           08/25/33                  125               127,398
  PSE&G Transition Funding LLC,
    Series 01-1, Class A3
    5.98%                              06/15/08                  113               112,897
  Residential Asset Mortgage
    Products, Inc., Series 03-RZ2,
    Class B
    5.50%(m)                           04/25/33                  963               955,848
  Residential Asset Securities
    Corp., Series 02-KS4, Class
    AIIB
    5.07%(m)                           07/25/32                   53                53,270
  Residential Asset Securities
    Corp., Series 03-KS10, Class
    MII2
    6.17%(m)                           12/25/33                1,000             1,017,298
  Residential Asset Securities
    Corp., Series 04-KS3, Class
    MII3
    6.62%(m)                           04/25/34                  400               399,995
  Structured Asset Investment Loan
    Trust, Series 03-BC2, Class
    M2
    6.77%(m)                           04/25/33                  350               352,075
  Structured Asset Investment Loan
    Trust, Series 03-BC3, Class
    M2
    6.77%(m)                           04/25/33                  250               251,257
  Structured Asset Receivables
    Trust, Series 03-2
    4.91%(f)(m)(p)                     01/21/09                  824               823,844
  Sutter CBO Ltd., Series 01-1A,
    Class A3L
    6.41%(m)(p)                        05/15/07                  425               425,734

                                                                                ----------
TOTAL ASSET BACKED SECURITIES
  (Cost $24,475,201)                                                            24,497,131
                                                                                ----------
CORPORATE BONDS - 5.1%
Aerospace - 0.1%
  Lockheed Martin Tactical
    Systems, Inc., Senior
    Debentures
    7.00%                              09/15/23                  150               165,906
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                              11/16/06                  280               278,018

                                                                                ----------
                                                                                   443,924
                                                                                ----------
Banks - 1.0%
  Bank of America Corp., Capital
    Securities
    8.07%(p)                           12/31/26                  225               237,563
  Bank of America Corp., Senior
    Unsecured Notes
    4.50%                              08/01/10                  460               446,113

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             107

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                               PAR
                                         MATURITY             (000)                VALUE
                                      --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Bank of America Corp.,
    Subordinated Notes
     7.40%                                  01/15/11               $  325             $ 351,268
  Citigroup Capital ll, Capital
    Securities
     7.75%                                  12/01/36                  225               235,269
  Citigroup, Inc., Subordinated
    Notes
     5.00%                                  09/15/14                  500               478,550
  Citigroup, Inc., Unsecured Notes
     4.12%                                  02/22/10                1,425             1,365,022
  Crestar Capital Trust I, Capital
    Securities
     8.16%                                  12/15/26                  175               184,535
  Depfa ACS Bank, Senior Notes
     3.62%                                  10/29/08                  150               144,628
  First Union Capital l, Capital
    Securities
     7.94%                                  01/15/27                  325               342,757
  HSBC Bank USA, Subordinated
    Notes
     3.87%                                  06/07/07                1,000               984,345
  J.P. Morgan Chase & Co.,
    Subordinated Notes
     6.75%                                  02/01/11                  550               578,743
  Swedish Export Credit Corp.,
    Unsecured Notes
     2.88%                                  01/26/07                   75                73,603
  Turanalem Finance BV,
    Unsecured Notes
     8.50%                                  02/10/15                  260               269,750
  U.S. Bank N.A., Senior Bank
    Notes
     4.40%                                  08/15/08                  575               564,489
  UBS Preferred Funding Trust,
    Inc., Capital Securities
     8.62%(m)                               10/29/49                   35                39,050
  Wells Fargo & Co., Senior
    Unsecured Notes
     4.20%                                  01/15/10                1,200             1,153,320

                                                                                      ---------
                                                                                      7,449,005
                                                                                      ---------
Broadcasting - 0.2%
  Cablevision Systems Corp.,
    Senior Unsecured Notes
     8.72%                                  04/01/09                  325               340,844
  Charter Communications
    Holdings LLC, Senior
    Unsecured Notes
     8.00%(p)                               04/30/12                  300               300,000
  DirecTV Holdings LLC, Senior
    Unsecured Notes
     6.38%                                  06/15/15                   60                59,250
  Echostar DBS Corp., Senior
    Unsecured Notes
     7.12%(p)                               02/01/16                   50                49,187
  News America, Inc., Senior
    Debentures
     7.75%                                  01/20/24                   25                27,021
     7.28%                                  06/30/28                   35                36,283
  News America, Inc., Senior
    Unsecured Notes
     6.20%                                  12/15/34                  525               491,670

                                                                                      ---------
                                                                                      1,304,255
                                                                                      ---------

                                                               PAR
                                         MATURITY             (000)                VALUE
                                      --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Chemicals - 0.0%
  BCP Crystal U.S. Holdings Corp.,
    Senior Subordinated Notes
     9.62%                                  06/15/14               $  153             $ 169,447
  Equistar Chemicals LP, Senior
    Unsecured Notes
    10.12%                                  09/01/08                   50                53,125

                                                                                      ---------
                                                                                        222,572
                                                                                      ---------
Computer Software & Services - 0.1%
  Oracle Corp., Unsecured Notes
     5.25%(p)                               01/15/16                  900               863,364
  Sungard Data Systems, Inc.,
    Senior Unsecured Notes
     9.12%(p)                               08/15/13                    5                 5,287
     9.43%(m)(p)                            08/15/13                   20                21,100

                                                                                      ---------
                                                                                        889,751
                                                                                      ---------
Electronics - 0.0%
  L-3 Communications Corp.,
    Senior Subordinated Notes
     6.38%                                  10/15/15                   35                34,475
                                                                                      ---------
Energy & Utilities - 0.4%
  AES Eastern Energy LP,
    Pass-Through Certificates
     9.00%                                  01/02/17                  230               259,633
  Centerpoint Energy, Inc., Senior
    Unsecured Notes
     7.25%                                  09/01/10                  355               374,508
  Dominion Resources, Inc., Senior
    Unsecured Notes
     7.20%                                  09/15/14                  450               484,520
  DTE Energy Co., Senior
    Unsecured Notes
     6.45%                                  06/01/06                  350               350,714
  Florida Power & Light Co., First
    Mortgage Bonds
     5.62%                                  04/01/34                  150               142,962
  Georgia Power Co., Senior
    Unsecured Notes
     4.88%                                  07/15/07                  525               522,262
  Indiana Michigan Power, Senior
    Unsecured Notes
     6.12%                                  12/15/06                  325               326,452
  Mirant N.A. LLC, Senior
    Unsecured Notes
     7.38%(p)                               12/31/13                   35                35,700
  Northwestern Corp., Notes
     5.88%                                  11/01/14                   45                44,323
  NRG Energy, Inc., Senior
    Unsecured Notes
     7.25%                                  02/01/14                   20                20,325
     7.38%                                  02/01/16                   80                81,700
  Reliant Energy, Inc., Senior
    Secured Notes
     9.25%                                  07/15/10                   50                50,125
     6.75%                                  12/15/14                   75                66,750

                                                                                      ---------
                                                                                      2,759,974
                                                                                      ---------
Entertainment & Leisure - 0.3%
  Comcast Cable Holdings LLC,
    Senior Debentures
     7.88%                               08/13-02/26                    7                 7,676

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
108

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
  Comcast Cable Holdings LLC,
    Senior Notes
     7.12%                                02/15/28               $   35            $   35,477
  Comcast Corp., Senior
    Unsecured Notes
     7.05%                                03/15/33                  265               272,720
  Comcast Corp., Unsecured Notes
     6.45%                                03/15/37                  555               534,022
  CSC Holdings, Inc., Senior
    Unsecured Notes
     8.12%                                07/15/09                  600               620,250
  Greektown Holdings LLC, Senior
    Notes
    10.75%(p)                             12/01/13                  125               128,750
  MGM Mirage, Inc., Senior Notes
     6.00%                                10/01/09                  150               147,750
  Riddell Bell Holdings, Inc., Senior
    Subordinated Notes
     8.38%                                10/01/12                  110               109,450
  Seneca Gaming Corp., Senior
    Unsecured Notes
     7.25%                                05/01/12                  125               126,250
  Time Warner Cos., Inc., Senior
    Debentures
     7.57%                                02/01/24                   30                32,290
     7.62%                                04/15/31                  375               408,504

                                                                                   ----------
                                                                                    2,423,139
                                                                                   ----------
Finance - 1.3%
  Berkshire Hathaway Finance
    Corp., Senior Unsecured Notes
     4.75%                                05/15/12                  355               342,053
  Berkshire Hathaway, Inc., Senior
    Unsecured Notes
     4.61%(m)                             01/11/08                   60                60,056
  Credit Suisse First Boston USA,
    Inc., Senior Unsecured Notes
     4.12%                                01/15/10                  350               334,056
  General Electric Capital Corp.,
    Senior Unsecured Notes
     6.75%                                03/15/32                   50                55,671
  General Electric Capital Corp.,
    Unsecured Notes
     3.45%(m)                             01/15/08                  400               398,420
     4.76%(m)                             07/28/08                  150               150,261
     4.12%                                09/01/09                1,070             1,030,980
     5.00%                                11/15/11                3,445             3,376,844
  The Goldman Sachs Group, Inc.,
    Unsecured Notes
     5.35%                                01/15/16                  250               241,465
  J.P. Morgan Capital Trust I,
    Capital Securities
     7.54%                                01/15/27                  175               183,440
  Kinder Morgan Finance
     5.70%                                01/05/16                  135               131,524
  Lehman Brothers Holdings,
    Senior Unsecured Notes
     3.95%                                11/10/09                  375               356,835
  Morgan Stanley, Senior Notes
     4.91%(m)                             03/07/08                2,190             2,189,350
  Morgan Stanley, Unsecured
    Notes
     5.05%                                01/21/11                1,175             1,151,813

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Nationwide Building Society,
    Senior Unsecured Notes
     3.50%(p)                             07/31/07               $   75            $   73,373
  UnitedHealth Group, Inc.,
    Unsecured Notes
     5.80%                                03/15/36                  175               166,647

                                                                                   ----------
                                                                                   10,242,788
                                                                                   ----------
Insurance - 0.1%
  Allstate Financial Global Funding
    LLC, Unsecured Notes
     2.50%(p)(q)                          06/20/08                  325               306,291
  WellPoint, Inc., Unsecured Notes
     5.95%                                12/15/34                  300               288,803

                                                                                   ----------
                                                                                      595,094
                                                                                   ----------
Leasing - 0.0%
  United Rentals N.A., Inc., Senior
    Subordinated Notes
     7.75%(c)                             11/15/13                  200               200,000
  United Rentals N.A., Inc., Senior
    Unsecured Notes
     6.50%                                02/15/12                   30                29,400

                                                                                   ----------
                                                                                      229,400
                                                                                   ----------
Manufacturing - 0.0%
  Delco Remy International, Inc.,
    Senior Subordinated Notes
     9.38%(f)(p)                          04/15/12                   50                24,000
  Goodman Global Holdings, Inc.,
    Senior Unsecured Notes
     7.49%(m)                             06/15/12                  200               202,500

                                                                                   ----------
                                                                                      226,500
                                                                                   ----------
Medical & Medical Services - 0.0%
  Omnicare, Inc., Senior
    Subordinated Notes
     6.88%                                12/15/15                   70                69,825
                                                                                   ----------
Metal & Mining - 0.1%
  Ipsco, Inc., Senior Notes
     8.75%                                06/01/13                  450               490,500
  Massey Energy Co., Senior
    Unsecured Notes
     6.88%(p)                             12/15/13                  180               176,400
  TRIMAS Corp., Senior
    Subordinated Notes
     9.88%                                06/15/12                  165               145,613

                                                                                   ----------
                                                                                      812,513
                                                                                   ----------
Motor Vehicles - 0.0%
  DaimlerChrysler AG, Senior
    Debentures
     7.45%                                03/01/27                   15                15,768
                                                                                   ----------
Oil & Gas - 0.1%
  Amerada Hess Corp., Senior
    Unsecured Notes
     7.12%                                03/15/33                  180              196,864
  ANR Pipeline Co., Senior
    Debentures
     9.62%                                11/01/21                   60               73,650
     7.38%                                02/15/24                   15               15,486

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             109

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                   PAR
                                             MATURITY             (000)                VALUE
                                          --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  Chesapeake Energy Corp.,
    Senior Unsecured Notes
     6.50%                                      08/15/17               $   80             $  79,000
  Colorado Interstate Gas Co.,
    Senior Unsecured Notes
     6.80%(p)                                   11/15/15                   35                35,609
  Consolidated Natural Gas, Inc.,
    Senior Debentures
     5.00%                                      03/01/14                   20                18,810
  Dynegy Holdings, Inc., Secured
    Notes
    10.12%(p)                                   07/15/13                  130               148,941
  El Paso Natural Gas Co., Senior
    Unsecured Notes
     8.38%                                      06/15/32                   15                16,950
  Kern River Funding Corp., Senior
    Unsecured Notes
     4.89%(p)                                   04/30/18                   29                27,936
  Newfield Exploration Co., Senior
    Subordinated Notes
     6.62%                                      09/01/14                  250               250,625
  Northwest Pipeline Corp., Senior
    Unsecured Notes
     8.12%                                      03/01/10                  120               126,600
  Targa Resources, Inc., Senior
    Unsecured Notes
     8.50%(p)                                   11/01/13                   10                10,400

                                                                                          ---------
                                                                                          1,000,871
                                                                                          ---------
Paper & Forest Products - 0.0%
  Catalyst Paper Corp., Senior
    Unsecured Notes
     8.62%                                      06/15/11                   50                50,250
                                                                                          ---------
Pharmaceuticals - 0.1%
  Bristol-Myers Squibb Co., Senior
    Debentures
     6.88%                                      08/01/47                   25                26,234
  Merck & Co., Inc., Senior
    Unsecured Notes
     4.38%(c)                                   02/15/13                  410               381,526
  Wyeth, Unsecured Notes
     5.50%                                      02/15/16                  250               245,510
     6.00%                                      02/15/36                  275               268,633

                                                                                          ---------
                                                                                            921,903
                                                                                          ---------
Real Estate - 0.1%
  ERP Operating LP, Senior Notes
     6.58%                                      04/13/15                  170               178,746
  The Rouse Co., Unsecured Notes
     3.62%                                      03/15/09                  400               371,857

                                                                                          ---------
                                                                                            550,603
                                                                                          ---------
Retail Merchandising - 0.0%
  May Department Stores Co.,
    Debentures
     7.88%                                      03/01/30                  125               141,560
  May Department Stores Co.,
    Senior Debentures
     8.12%                                      08/15/35                  200               214,069

                                                                                          ---------
                                                                                            355,629
                                                                                          ---------

                                                                   PAR
                                             MATURITY             (000)                VALUE
                                          --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Semiconductors & Related Devices - 0.0%
  Magnachip Semiconductor,
    Secured Notes
     8.16%(m)                                   12/15/11               $   30             $  30,375
                                                                                          ---------
Telecommunications - 0.6%
  American Tower Corp., Senior
    Unsecured Notes
     7.50%(c)                                   05/01/12                  800               838,000
  Cincinnati Bell, Inc., Senior
    Unsecured Notes
     7.25%                                      07/15/13                  520               536,900
  Qwest Corp., Senior Unsecured
    Notes
     7.88%                                      09/01/11                  100               106,625
  Qwest Corp., Unsecured Notes
     8.16%(m)                                   06/15/13                   75                82,125
  Rogers Wireless, Inc., Senior
    Secured Notes
     9.62%                                      05/01/11                  550               631,813
     7.50%                                      03/15/15                  550               589,875
  SBC Communications, Inc.,
    Unsecured Notes
     4.39%(p)                                   06/05/06                1,125             1,123,391
     6.45%                                      06/15/34                   15                14,804
     6.15%                                      09/15/34                    5                 4,748
  Superior Essex Communications
    & Essex Group, Senior Notes
     9.00%                                      04/15/12                  500               502,500
  Verizon Global Funding Corp.,
    Senior Unsecured Notes
     7.75%                                      12/01/30                  365               403,233
  Verizon Maryland, Inc.,
    Debentures
     5.12%                                      06/15/33                   10                 7,882
  Wind Acquistion Finance SA,
    Senior Unsecured Notes
    10.75%(p)                                   12/01/15                  115               124,200

                                                                                          ---------
                                                                                          4,966,096
                                                                                          ---------
Yankee - 0.6%
  AID-Israel, Unsecured Notes
     5.50%(r)                                04/24-09/33                  185               189,199
  Ainsworth Lumber Co. Ltd.
    (Canada), Senior Unsecured
    Notes
     8.71%(m)(r)                                10/01/10                  400               400,000
  America Movil SA de CV
    (Mexico), Unsecured Notes
     6.38%(r)                                   03/01/35                   75                70,517
  Banque Centrale de Tunisie
    (Tunisia), Senior Unsecured
    Notes
     7.38%(r)                                   04/25/12                  425               457,406
  Corp Andina de Fomento (Spain),
    Senior Unsecured Notes
     6.88%(r)                                   03/15/12                  125               132,300
  Deutsche Telekom International
    Finance BV (Netherlands),
    Senior Unsecured Notes
     8.75%(r)                                   06/15/30                  265               317,001

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
110

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                     PAR
                                            MATURITY                (000)                VALUE
                                     ---------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Eircom Funding (Ireland), Senior
    Subordinated Notes
     8.25%(r)                                     08/15/13               $  350            $  376,688
  Eksportfinans ASA (Norway),
    Unsecured Notes
     3.38%(r)                                     01/15/08                  155               150,367
  Gazprom Capital (Luxembourg),
    Unsecured Notes
     9.62%(p)                                     03/01/13                  200               236,500
     5.88%(p)                                     06/01/15                  250               318,506
  Ispat Inland ULC (Canada),
    Senior Secured Notes
     9.75%(r)                                     04/01/14                   10                11,313
  Kazkommerts International BV
    (Netherlands), Senior
    Unsecured Notes
     7.88%(p)                                     04/07/14                  310               318,835
  Nationwide Building Society
    (United Kingdom), Unsecured
    Notes
     2.62%(p)(r)                                  01/30/07                  550               538,665
  Omi Corp. (Mali), Senior Notes
     7.62%(r)                                     12/01/13                  155               158,100
  Petro-Canada (Canada), Senior
    Unsecured Notes
     5.95%(r)                                     05/15/35                  130               125,718
  The Royal Bank of Scotland
    Capital Trust, Unsecured Notes
     4.71%(m)(r)                                  12/29/49                   90                83,340
  Suncor Energy, Inc. (Canada)
     5.95%(r)                                     12/01/34                   20                20,050
  Teck Cominco Ltd. (Canada),
    Senior Unsecured Notes
     6.12%(r)                                     10/01/35                  175               164,647
  Tyco International Group SA
    (Luxembourg), Unsecured
    Notes
     6.00%(r)                                     11/15/13                  360               361,635
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured
    Notes
     7.75%(r)                                     02/15/10                  125               133,953
  Vodafone Group PLC (United
    Kingdom), Unsecured Notes
     5.75%                                        03/15/16                  350               343,196

                                                                                           ----------
                                                                                            4,907,936
                                                                                           ----------
TOTAL CORPORATE BONDS
  (Cost $41,063,699)                                                                       40,502,646
                                                                                           ----------
FOREIGN BONDS - 0.9%
  Brazilian Government
    International Bonds
    11.00%                                        08/17/40                  300               384,900
  Bundesrepublic Deutschland
    (Germany) (EUR)
     4.75%                                        07/04/34                1,400             1,907,487
  Mexican Fixed Rate Bonds
    (MXP)
                                                 12/19/13-
     8.00%                                       12/07/23                 4,115               365,580
  Republic of Argentina
     4.89%(m)                                     08/03/12                  600               491,400

                                                                     PAR
                                            MATURITY                (000)                VALUE
                                     ---------------------   ------------------   -------------------
FOREIGN BONDS (Continued)
  Republic of Brazil
    10.00%                                        08/07/11               $   70            $   82,075
     8.00%                                        01/15/18                  330               357,555
    10.12%                                        05/15/27                   45                58,343
  Republic of Colombia, Senior
    Unsecured Notes
     8.05%(m)                                     03/17/13                  130               144,950
     8.25%                                        12/22/14                  300               337,500
     8.12%                                        05/21/24                  200               224,000
  Republic of Ecuador
     9.00%(m)                                     08/15/30                  150               151,125
  Republic of Panama
     9.38%                                        07/23/12                  200               232,000
     7.12%                                        01/29/26                  170               173,400
  Republic of Peru
     8.75%                                        11/21/33                   45                50,175
  Republic of Philippines
     8.88%                                        03/17/15                  200               225,750
     7.75%                                        01/14/31                  500               503,750
  Republic of Turkey, Unsecured
    Notes
     7.25%                                        03/15/15                  125               130,156
     8.00%                                        02/14/34                  100               110,000
  Republic of Venezuela
     8.50%                                        10/08/14                  160               179,200
  Russia Federation, Unsecured
    Notes
    12.75%(p)                                     06/24/28                  120               214,200
  United Mexican States (Mexico),
    Senior Unsecured Notes
     8.00%                                        09/24/22                  700               818,300
     8.30%(r)                                     08/15/31                   25                30,212

                                                                                           ----------
TOTAL FOREIGN BONDS
  (Cost $7,358,978)
                                                                                            7,172,058
                                                                                           ----------
TAXABLE MUNICIPAL BONDS - 0.1%
  Atlantic Marine Corp.
    Communities, Notes
    (Delaware)
     5.34%(p)                                     12/01/45                  600               555,108
  Ohana Military Communities LLC,
    Military Housing Revenue
    Bonds (Navy Housing
    Privatization Project), Series
    04-A, Class 1 (Hawaii)
     6.19%                                        04/01/49                   25                25,701

                                                                                           ----------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $625,000)                                                                             580,809
                                                                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             111

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                    PAR/SHARES
                       MATURITY       (000)          VALUE
                      ----------   -----------   -------------
SHORT TERM INVESTMENTS - 8.5%
  Federal Home Loan Bank
      4.60%             04/03/06        $1,000      $  999,744
  Federal Home Loan Bank,
  Discount Notes
      4.63%(s)          04/03/06         1,000         999,743
  U.S. Treasury Bills
      4.38%(s)          04/06/06           500         499,705
      4.40%             04/13/06        55,000      54,919,333
  Galileo Money Market Fund             10,000      10,000,000

                                                    ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $67,418,525)                                67,418,525
                                                    ----------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND INVESTMENT IN
  AFFILIATE - 104.4%
  (Cost $721,911,246)                         825,244,286
                                              -----------

SECURITIES LENDING COLLATERAL - 3.7%
  Banco Santander, Certificate of
    Deposit
    4.34%(g)                           04/10/06      5,636      5,636,033
  Bank of America, Master Notes
    4.08%(g)(m)                        04/03/06     13,604     13,603,677
  Citibank, Master Notes
    4.94%(g)(m)                        04/03/06      1,987      1,987,059
  Morgan Stanley, Floating Rate
    Notes
    4.94%(g)(m)                        04/03/06      8,231      8,231,156

                                                               ----------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $29,457,925)                                           29,457,925
                                                               ----------

                                             NUMBER OF
                                              SHARES
                                           ------------
INVESTMENT IN AFFILIATE - 10.1%
  Institutional Money Market
    Trust(g)
  (Cost $79,877,637)                         79,877,637   79,877,637
                                                          ----------

TOTAL INVESTMENTS IN SECURITIES -
118.2%
                   934,579,847
                   -----------
  (C
$831   6,808(a))
        PAR
       (000)
       ----

TBA SALE COMMITMENTS - (6.0)%
  Federal Home Loan Mortgage
  Corp.
    5.00%                          (9,500)       (9,256,562)
  Federal Home Loan Mortgage
  Corp. Gold
    4.50%           04/01/21       (1,700)       (1,622,438)
    5.00%           04/01/36       (1,000)         (951,250)
    5.50%           04/01/36       (1,000)         (976,250)
  Federal National Mortgage
  Association
    5.00%        04/21-05/34       (9,000)       (8,680,940)
    5.50%           04/15/34      (27,000)      (26,350,326)

                                                -----------
TOTAL TBA SALE COMMITMENTS
  (Proceeds $(48,001,320))                      (47,837,766)
                                                -----------

                                              NUMBER OF
                                              CONTRACTS          VALUE
                                           ---------------   ------------
CALL OPTIONS WRITTEN - 0.0%
  June 10 year U.S. Treasury Note
    futures, Strike Price $111,
    Expires 05/26/06                               (23)         $   (359)
  September 10 year U.S. Treasury
    Note futures, Strike Price $110,
    Expires 08/25/06                               (16)           (2,750)

                                                                --------
TOTAL CALL OPTIONS WRITTEN
  (Premiums received $19,016)                                     (3,109)
                                                                --------
CALL SWAPTIONS PURCHASED - 0.0%
  Merrill Lynch, Strike Price $5.26,
    Expires 03/02/16                               260(t)         95,680
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15                               330(t)        196,020

                                                                --------
TOTAL CALL SWAPTIONS PURCHASED
  (Cost $335,200)                                                291,700
                                                                --------
CALL SWAPTIONS WRITTEN - 0.0%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                       (320)(t)       (77,760)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                               (50)(t)       (23,825)
  Deutsche Bank, Strike Price
    $5.02, Expires 01/29/07                        (35)(t)        (3,486)
  Union Bank, Strike Price $4.73,
    Expires 06/13/07                              (790)(t)       (66,755)

                                                                --------
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $485,825)                                  (171,826)
                                                                --------
PUT OPTIONS WRITTEN - 0.0%
  June 10 year U.S. Treasury
    Notes futures, Strike Price
    $107, Expires 05/26/06                         (23)          (24,438)
  September 10 year U.S. Treasury
    Notes futures, Strike Price
    $106, Expires 08/25/06                         (16)          (16,000)

                                                                --------
TOTAL PUT OPTIONS WRITTEN
  (Premiums received $19,578)                                    (40,438)
                                                                --------
PUT SWAPTIONS PURCHASED - 0.0%
  Merrill Lynch, Strike Price $5.26,
    Expires 03/02/16                               260(t)        141,180
  Merrill Lynch, Strike Price $5.50,
    Expires 12/14/15                               330(t)        218,790

                                                                --------
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $335,200)                                                359,970
                                                                --------
PUT SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital, Strike Price
    $5.14, Expires 04/21/08                       (320)(t)      (152,288)
  Citibank, Strike Price $5.67,
    Expires 01/04/10                               (50)(t)       (19,830)
  Deutsche Bank, Strike Price
    $5.02, Expires 01/29/07                        (35)(t)       (13,958)
  Union Bank, Strike Price $4.73,
    Expires 06/13/07                              (790)(t)      (471,867)

                                                                --------
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $485,825)                                  (657,943)
                                                                --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
112

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ASSET ALLOCATION PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  VALUE
                                           ------------------
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (13.8)%                $(109,335,562)
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.7%                             13,621,785
                                              -------------
TOTAL NET ASSETS - 100%                       $ 790,806,658
                                              =============

-------------------

 (a) Cost for federal income tax purposes is $785,734,486. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                                          $109,730,755
   Gross unrealized depreciation                                            (8,723,160)
                                                                          ------------
                                                                          $101,007,595
                                                                          ============

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, these securities had a total market value of $2,186,430 which represents 0.3% of net assets.
 (e) Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (I) a resale Registration Statement has been filed with the SEC and declared effective or (II) resale is permitted under Rule 144A without the need for an effective registration statement. As of March 31, 2006, the
       Portfolio held 1.0% of its net assets, with a current market value of
       $7,135,531 and a current cost of $2,385,046 in these securities.
  (f) Security is illiquid. As of March 31, 2006, the Portfolio held less than
       0.1% of its net assets, with a current market value of $997,048 in these securities.
 (g) Securities purchased with the cash proceeds from securities loaned.
 (h) As of March 31, 2006, the aggregate amount of shares called for by these warrants is 68,773. These warrants were exercisable as of 7/24/03.
  (i) As of March 31, 2006, the aggregate amount of shares called for by these warrants is 16,500. These warrants were exercisable as of 12/23/05.
     (j) Securities, or a portion thereof, subject to financing transactions.
     (k) Par held at end of period is less than 1,000.
  (l) Securities, or a portion thereof, with a market value of $682,422 have been pledged as collateral for swap and swaption contracts.  (m) Variable rate security. Rates shown are the rates as of March 31, 2006.
 (n) Rates shown are the effective yields as of March 31, 2006.
 (o) Interest rate of underlying collateral.
 (p) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 1.7% of its net assets, with a current market value of $13,287,854 in securities restricted as to resale.
 (q) Securities, or a portion thereof, pledged as collateral with a value of
       $735,070 on 355 long U.S. Treasury Note futures contracts, 179 short
       U.S. Treasury Note futures contracts and 54 short Euro Bobl futures contracts expiring June 2006. The notional value of such contracts on
       March 31, 2006 was $64,162,516, with an unrealized loss of $594,344
       (including commissions of $1,290).
  (r) Security is a foreign domiciled issuer which is registered with the
       Securities and Exchange Commission.

  (s) The rate shown is the effective yield on the discount notes at the time of purchase.
  (t) Each swaption contract is equivalent to $10,000 notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             113

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                             INDEX EQUITY PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                            VALUE
                                                                      -----------------

Investment in The U.S. Large Company Series of
  The DFA Investment Trust Company - 100.2%
  (Cost $872,325,651)                                                    $1,239,110,011

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.2)%                                                         (1,902,514)
                                                                      --------------
NET ASSETS - 100%                                                     $1,237,207,497
                                                                      ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL
      STATEMENTS AND RELATED NOTES FOR THE DFA INVESTMENT TRUST COMPANY.
114

                                BLACKROCK FUNDS

            INVESTMENT ABBREVIATIONS
  ADR       American Depository Receipts
  CMT       Constant Maturity Treasury
  IO        Interest Only
  NVDR      Non Voting Depository Receipts
  PLC       Public Limited Company
  PO        Principal Only
  REIT      Real Estate Investment Trust
  SP        Sponsored
  TBA       To Be Announced

                                                                             115

                      STATEMENTS OF ASSETS AND LIABILITIES
                        AS OF MARCH 31, 2006 (UNAUDITED)
                                                        INVESTMENT         LARGE CAP        LARGE CAP
                                                           TRUST         VALUE EQUITY     GROWTH EQUITY
                                                         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                    ------------------ ---------------- -----------------
ASSETS
 Investments at value1,2 ..........................   $ 1,272,801,930    $ 357,110,142    $   54,289,355
                                      116
 Collateral received from securities
  loaned-unaffiliated3 ............................        36,097,664       20,264,422         1,307,438
 Collateral received from securities
  loaned-affiliated4 ..............................       124,481,024       41,626,334         4,061,101
 Cash .............................................                 -                -                 -
 Dividends and reclaims receivable ................         1,750,928          495,146            53,370
 Interest receivable ..............................            47,972           31,130             4,122
 Investments sold receivable ......................        36,953,332        4,226,325         2,119,554
 Receivable from adviser ..........................             2,327                -                 -
 Capital shares sold receivable ...................            98,845          256,553            24,210
 Prepaid expenses .................................            43,541           32,952            26,454
 Futures margin receivable ........................               145            2,154                27
                                                      ---------------    -------------    --------------
   TOTAL ASSETS ...................................     1,472,277,708      424,045,158        61,885,631
                                                      ---------------    -------------    --------------
LIABILITIES
 Payable upon return of securities loaned .........       160,578,688       61,890,756         5,368,539
 Investments purchased payable ....................        34,567,044        3,803,187         2,056,457
 Capital shares redeemed payable ..................         4,459,991        2,664,095            91,480
 Foreign taxes payable ............................                 -                -                 -
 Futures margin payable ...........................            24,150           10,425             1,760
 Advisory fees payable ............................           587,870          169,749            31,379
 Administration fees payable ......................            84,045           29,103             5,024
 Transfer agent fees payable ......................           559,396          108,271            28,734
 Custodian fees payable ...........................            32,219            4,779             8,278
 Distribution fees payable ........................           158,225           33,288             7,713
 Other accrued expenses payable ...................           434,461          163,387            25,644
                                                      ---------------    -------------    --------------
   TOTAL LIABILITIES ..............................       201,486,089       68,877,040         7,625,008
                                                      ---------------    -------------    --------------
NET ASSETS ........................................   $ 1,270,791,619    $ 355,168,118    $   54,260,623
                                                      ===============    =============    ==============
 1Cost of investments .............................   $ 1,013,808,283    $ 274,749,190    $   41,236,283
 2Market value of securities loaned ...............       150,281,232       59,665,955         5,163,318
 3Cost of collateral received from securities
  loaned ..........................................        36,097,664       20,264,422         1,307,438
 4Cost of investment in affiliate .................       124,481,024       41,626,334         4,061,101
AT MARCH 31, 2006, NET ASSETS
 CONSISTED OF:
 Capital paid in ..................................   $ 1,181,241,477    $ 284,819,972    $  418,323,771
 Undistributed (distributions in excess of) net
  investment income (loss) ........................         5,138,225          101,497             7,581
 Accumulated net realized gain (loss) .............      (174,659,427)     (12,121,689)     (377,128,770)
 Net unrealized appreciation (depreciation) .......       259,071,344       82,368,338        13,058,041
                                                      ---------------    -------------    --------------
                                                      $ 1,270,791,619    $ 355,168,118    $   54,260,623
                                                      ===============    =============    ==============

                      STATEMENTS OF ASSETS AND LIABILITIES
                        AS OF MARCH 31, 2006 (UNAUDITED)
                                                        DIVIDEND                           MID-CAP          MID-CAP
                                                      ACHVIEVERSTM        LEGACY        VALUE EQUITY     GROWTH EQUITY
                                                        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ---------------- ---------------- ---------------- ----------------
ASSETS
 Investments at value1,2 ..........................    $ 34,038,278    $ 276,434,851     $ 820,307,926  $  463,227,386
                                      116
 Collateral received from securities
  loaned-unaffiliated3 ............................       2,509,547        9,143,291         8,370,067       5,060,590
 Collateral received from securities
  loaned-affiliated4 ..............................       7,944,659       27,124,544        94,298,696      65,198,095
 Cash .............................................               -                -           378,709               -
 Dividends and reclaims receivable ................          46,075          327,516           846,064         195,712
 Interest receivable ..............................           3,723           26,980            51,042          35,943
 Investments sold receivable ......................               -        2,688,970         6,468,792       1,345,251
 Receivable from adviser ..........................             182                4            54,265           1,098
 Capital shares sold receivable ...................         177,466          262,390         2,878,085         320,639
 Prepaid expenses .................................          12,766           18,356            44,171          37,824
 Futures margin receivable ........................              16                -                 -               -
                                                       ------------    -------------     -------------  --------------
   TOTAL ASSETS ...................................      44,732,712      316,026,902       933,697,817     535,422,538
                                                       ------------    -------------     -------------  --------------
LIABILITIES
 Payable upon return of securities loaned .........      10,454,206       36,267,835       102,668,763      70,258,685
 Investments purchased payable ....................               -        3,242,989         4,410,247               -
 Capital shares redeemed payable ..................         168,914          340,326         1,871,432         790,306
 Foreign taxes payable ............................               -            6,616                 -               -
 Futures margin payable ...........................             630                -                 -               -
 Advisory fees payable ............................          15,313          166,759           545,107         310,217
 Administration fees payable ......................           2,717           10,766            50,187          43,438
 Transfer agent fees payable ......................           7,919          129,223           273,612         282,784
 Custodian fees payable ...........................           5,804              926            12,824           8,416
 Distribution fees payable ........................          11,001           71,012           161,803          50,548
 Other accrued expenses payable ...................          40,789          110,907           275,254         163,868
                                                       ------------    -------------     -------------  --------------
   TOTAL LIABILITIES ..............................      10,707,293       40,347,359       110,269,229      71,908,262
                                                       ------------    -------------     -------------  --------------
NET ASSETS ........................................    $ 34,025,419    $ 275,679,543     $ 823,428,588  $  463,514,276
                                                       ============    =============     =============  ==============
 1Cost of investments .............................    $ 30,987,681    $ 224,540,235     $ 704,141,192  $  353,482,646
 2Market value of securities loaned ...............      10,084,208       35,147,205        98,411,650      67,464,954
 3Cost of collateral received from securities
  loaned ..........................................       2,509,547        9,143,291         8,370,067       5,060,590
 4Cost of investment in affiliate .................       7,944,659       27,124,544        94,298,696      65,198,095
AT MARCH 31, 2006, NET ASSETS
 CONSISTED OF:
 Capital paid in ..................................    $ 31,674,017    $ 320,854,350     $ 659,857,474  $  601,130,281
 Undistributed (distributions in excess of) net
  investment income (loss) ........................          11,785         (970,732)          591,600      (2,634,015)
 Accumulated net realized gain (loss) .............        (711,895)     (96,098,690)       46,812,780    (244,726,727)
 Net unrealized appreciation (depreciation) .......       3,051,512       51,894,615       116,166,734     109,744,737
                                                       ------------    -------------     -------------  --------------
                                                       $ 34,025,419    $ 275,679,543     $ 823,428,588  $  463,514,276
                                                       ============    =============     =============  ==============

                          BLACKROCK FUNDS

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                       INVESTMENT        LARGE CAP        LARGE CAP
                                                         TRUST          VALUE EQUITY    GROWTH EQUITY
                                                       PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                   ----------------- ----------------- ---------------
Institutional Shares:
 Net Assets ......................................    $ 510,532,171     $ 122,672,981    $ 19,672,401
                                      117
 Shares outstanding (unlimited authorization).....       37,604,180         7,938,542       1,855,722
 Net Asset Value, offering and redemption
  price per share ................................    $       13.58     $       15.45    $      10.60
Service Shares:
 Net Assets ......................................    $   1,118,906     $  24,087,940    $  5,735,379
 Shares outstanding (unlimited authorization).....           82,150         1,554,719         552,421
 Net Asset Value, offering and redemption
  price per share ................................    $       13.62     $       15.49    $      10.38
Investor A Shares:
 Net Assets ......................................    $ 515,100,408     $ 157,010,440    $ 16,907,074
 Shares outstanding (unlimited authorization).....       38,432,979        10,161,581       1,658,503
 Net Asset Value .................................    $       13.40     $       15.45    $      10.19
 Maximum Sales Charge ............................             5.75%             5.75%           5.75%
 Maximum offering price per share ................    $       14.22     $       16.39    $      10.81
Investor B Shares:
 Net Assets ......................................    $ 222,844,550     $  40,887,055    $  9,276,745
 Shares outstanding (unlimited authorization).....       17,415,449         2,696,944         993,874
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 4.50%) ................    $       12.80     $       15.16    $       9.33
Investor C Shares:
 Net Assets ......................................    $  21,195,584     $  10,509,702    $  2,669,024
 Shares outstanding (unlimited authorization).....        1,654,783           692,585         286,368
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 1.00%) ................    $       12.81     $       15.17    $       9.32

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                       DIVIDEND                            MID-CAP          MID-CAP
                                                     ACHVIEVERSTM        LEGACY         VALUE EQUITY     GROWTH EQUITY
                                                      PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                   --------------- ------------------ ---------------- ----------------
Institutional Shares:
 Net Assets ......................................    $ 1,550,033     $ 50,786,775       $ 75,555,272     $ 83,685,872
                                      117
 Shares outstanding (unlimited authorization).....        137,808        3,329,639          5,657,725        7,294,854
 Net Asset Value, offering and redemption
  price per share ................................    $     11.25     $      15.25       $      13.35     $      11.47
Service Shares:
 Net Assets ......................................    $   365,236     $        114(a)    $  2,895,848     $    879,011
 Shares outstanding (unlimited authorization).....         32,548                8(a)         219,402           79,671
 Net Asset Value, offering and redemption
  price per share ................................    $     11.22     $      14.82       $      13.20     $      11.03
Investor A Shares:
 Net Assets ......................................    $14,501,692     $122,399,851       $485,915,347     $298,881,827
 Shares outstanding (unlimited authorization).....      1,288,410        8,257,037         37,136,137       27,800,961
 Net Asset Value .................................    $     11.26     $      14.82       $      13.08     $      10.75
 Maximum Sales Charge ............................           5.75%           5.75%               5.75%            5.75%
 Maximum offering price per share ................    $     11.95     $      15.72       $      13.88     $      11.41
Investor B Shares:
 Net Assets ......................................    $ 4,584,971     $ 82,113,637       $133,157,353     $ 58,839,379
 Shares outstanding (unlimited authorization).....        407,959        5,884,445         10,879,968        6,000,555
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 4.50%) ................    $     11.24     $      13.95       $      12.24     $       9.81
Investor C Shares:
 Net Assets ......................................    $13,023,487     $ 20,379,166       $125,904,768     $ 21,228,187
 Shares outstanding (unlimited authorization).....      1,159,467        1,459,799         10,287,566        2,164,607
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 1.00%) ................    $     11.23     $      13.96       $      12.24     $       9.81

(a) Exact net assets and shares outstanding at March 31, 2006 were $114.38 and
7.717, respectively.

                                BLACKROCK FUNDS

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                        AS OF MARCH 31, 2006 (UNAUDITED)
                                                                         SMALL/MID-CAP       SMALL CAP
                                                          AURORA             GROWTH        VALUE EQUITY
                                                         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    ------------------ ----------------- ----------------
ASSETS
118
 Investments at value1,2 ..........................   $ 2,438,160,566     $ 308,615,995    $ 121,302,371
 Collateral received from securities
  loaned-unaffiliated3 ............................        46,772,737         3,670,328           77,509
 Collateral received from securities
  loaned-affiliated4 ..............................       407,786,236        45,395,881       13,281,813
 Cash denominated in foreign currencies5 ..........                 -                 -                -
 Cash .............................................           125,072                 -                -
 Dividends and reclaims receivable ................         1,669,693            63,482           65,539
 Interest receivable ..............................           104,786            46,208            8,048
 Investments sold receivable ......................        30,266,755         1,199,534        2,642,676
 Receivable from adviser ..........................                 6            25,330                -
 Capital shares sold receivable ...................         3,044,617           843,642           15,867
 Prepaid expenses .................................            88,316            21,819           35,892
 Unrealized appreciation on forward foreign
  currency contracts ..............................                 -                 -                -
                                                      ---------------     -------------    -------------
   TOTAL ASSETS ...................................     2,928,018,784       359,882,219      137,429,715
                                                      ---------------     -------------    -------------
LIABILITIES
 Payable upon return of securities loaned .........       454,558,973        49,066,209       13,359,322
 Investments purchased payable ....................        31,559,052         2,695,043        2,280,301
 Capital shares redeemed payable ..................        13,292,081           617,943          257,326
 Foreign taxes payable ............................                 -                 -                -
 Unrealized depreciation on forward foreign
  currency contracts ..............................                 -                 -                -
 Advisory fees payable ............................         1,657,897           191,448           55,916
 Administration fees payable ......................           179,339            19,637           10,348
 Transfer agent fees payable ......................         1,054,206           182,789           28,493
 Custodian fees payable ...........................            37,078            12,641            2,995
 Distribution fees payable ........................           527,420            32,600           10,486
 Other accrued expenses payable ...................         1,066,904           124,480           44,834
                                                      ---------------     -------------    -------------
   TOTAL LIABILITIES ..............................       503,932,950        52,942,790       16,050,021
                                                      ---------------     -------------    -------------
NET ASSETS ........................................   $ 2,424,085,834     $ 306,939,429    $ 121,379,694
                                                      ===============     =============    =============

 1Cost of investments .............................   $ 2,043,251,273     $ 241,175,641    $ 101,226,201
 2Market value of securities loaned ...............       439,057,934        47,908,332       13,043,235
 3Cost of collateral received from securities
  loaned ..........................................        46,772,737         3,670,328           77,509
 4Cost of investment in affiliate .................       407,786,236        45,395,881       13,281,813
 5Cost of investments - foreign currencies ........                 -                 -                -
AT MARCH 31, 2006, NET ASSETS
 CONSISTED OF:
 Capital paid in ..................................   $ 1,562,964,114     $ 232,743,734    $  95,292,127
 Undistributed (distributions in excess of) net
  investment income (loss) ........................        (4,076,772)       (1,565,948)      (1,638,488)
 Accumulated net realized gain (loss) .............       470,289,199         8,321,290        7,649,884
 Net unrealized appreciation (depreciation) .......       394,909,293        67,440,353       20,076,171
                                                      ---------------     -------------    -------------
                                                      $ 2,424,085,834     $ 306,939,429    $ 121,379,694
                                                      ===============     =============    =============

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                        AS OF MARCH 31, 2006 (UNAUDITED)
                                                                                         GLOBAL SCIENCE
                                                       SMALL CAP         SMALL CAP        & TECHNOLOGY         GLOBAL
                                                      CORE EQUITY      GROWTH EQUITY     OPPORTUNITIES        RESOURCES
                                                       PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                    --------------- ------------------ ----------------- ------------------
ASSETS
118
 Investments at value1,2 ..........................   $ 85,246,129    $   688,165,848     $  34,640,904    $ 1,212,576,024
 Collateral received from securities
  loaned-unaffiliated3 ............................              -                  -         1,279,521         23,061,006
 Collateral received from securities
  loaned-affiliated4 ..............................      8,352,036         59,674,945         5,924,510        191,209,858
 Cash denominated in foreign currencies5 ..........              -                  -             9,643            217,920
 Cash .............................................              -              9,474                 -                  -
 Dividends and reclaims receivable ................         26,538            180,705            35,810            985,655
 Interest receivable ..............................         14,336             67,186             3,950             66,224
 Investments sold receivable ......................        375,975          7,684,029           719,086          3,446,585
 Receivable from adviser ..........................          1,220              1,535                 -                  -
 Capital shares sold receivable ...................      1,720,255          1,403,825           189,341          1,276,818
 Prepaid expenses .................................         32,712             44,886            34,426             33,594
 Unrealized appreciation on forward foreign
  currency contracts ..............................              -                  -                 -                 34
                                                      ------------    ---------------     -------------    ---------------
   TOTAL ASSETS ...................................     95,769,201        757,232,433        42,837,191      1,432,873,718
                                                      ------------    ---------------     -------------    ---------------
LIABILITIES
 Payable upon return of securities loaned .........      8,352,036         59,674,945         7,204,031        214,270,864
 Investments purchased payable ....................      4,452,333          6,932,391         1,251,495          1,045,907
 Capital shares redeemed payable ..................      1,039,657            932,388            55,708          6,512,007
 Foreign taxes payable ............................              -                  -             5,941              5,339
 Unrealized depreciation on forward foreign
  currency contracts ..............................              -                  -               612                  -
 Advisory fees payable ............................         65,564            311,011            30,159            735,645
 Administration fees payable ......................          5,652             54,695             3,371             87,464
 Transfer agent fees payable ......................         13,130            128,474            25,535            227,956
 Custodian fees payable ...........................          4,001             19,358             2,599                  -
 Distribution fees payable ........................         21,151             19,417            11,197            194,419
 Other accrued expenses payable ...................         18,609            147,900            15,570            366,393
                                                      ------------    ---------------     -------------    ---------------
   TOTAL LIABILITIES ..............................     13,972,133         68,220,579         8,606,218        223,445,994
                                                      ------------    ---------------     -------------    ---------------
NET ASSETS ........................................   $ 81,797,068    $   689,011,854     $  34,230,973    $ 1,209,427,724
                                                      ============    ===============     =============    ===============

 1Cost of investments .............................   $ 74,612,729    $   532,446,662     $  29,063,170    $   609,005,423
 2Market value of securities loaned ...............      8,046,762         57,860,021         6,957,665        189,898,839
 3Cost of collateral received from securities
  loaned ..........................................              -                  -         1,279,521         23,061,006
 4Cost of investment in affiliate .................      8,352,036         59,674,945         5,924,510        191,209,858
 5Cost of investments - foreign currencies ........              -                  -             9,604            217,399
AT MARCH 31, 2006, NET ASSETS
 CONSISTED OF:
 Capital paid in ..................................   $ 71,234,521    $ 1,152,021,193     $ 104,584,056    $   501,533,329
 Undistributed (distributions in excess of) net
  investment income (loss) ........................       (374,401)        (2,101,070)         (208,509)        (7,571,647)
 Accumulated net realized gain (loss) .............        303,548       (616,627,455)      (75,721,470)       111,892,803
 Net unrealized appreciation (depreciation) .......     10,633,400        155,719,186         5,576,896        603,573,239
                                                      ------------    ---------------     -------------    ---------------
                                                      $ 81,797,068    $   689,011,854     $  34,230,973    $ 1,209,427,724
                                                      ============    ===============     =============    ===============

                          BLACKROCK FUNDS

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                         SMALL/MID-CAP        SMALL CAP
                                                        AURORA               GROWTH         VALUE EQUITY
                                                       PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                 -------------------- ------------------- ----------------
BlackRock Shares:
119
 Net Assets ....................................    $            -        $          -       $  5,348,114
 Shares outstanding (unlimited authorization)...                 -                   -            393,350
 Net Asset Value, offering and redemption
  price per share ..............................    $            -        $          -       $      13.60
Institutional Shares:
 Net Assets ....................................    $  167,311,225        $ 23,925,302       $ 66,001,846
 Shares outstanding (unlimited authorization)...         4,338,416           1,447,355          4,848,972
 Net Asset Value, offering and redemption
  price per share ..............................    $        38.57        $      16.53       $      13.61
Service Shares:
 Net Assets ....................................    $          171(a)     $        128(b)    $  3,906,928
 Shares outstanding (unlimited authorization)...                 5(a)                8(b)         292,650
 Net Asset Value, offering and redemption
  price per share ..............................    $        36.83        $      15.73       $      13.35
Investor A Shares:
 Net Assets ....................................    $1,494,820,058        $235,168,905       $ 29,879,983
 Shares outstanding (unlimited authorization)...        40,584,227          14,951,120          2,254,059
 Net Asset Value ...............................    $        36.83        $      15.73       $      13.26
 Maximum Sales Charge ..........................              5.75%               5.75%              5.75%
 Maximum offering price per share ..............    $        39.08        $      16.69       $      14.07
Investor B Shares:
 Net Assets ....................................    $  403,804,679        $ 27,338,086       $ 10,331,329
 Shares outstanding (unlimited authorization)...        12,280,923           1,947,503            900,475
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 4.50%) ..............    $        32.88        $      14.04       $      11.47
Investor C Shares:
 Net Assets ....................................    $  358,149,701        $ 20,507,008       $  5,911,494
 Shares outstanding (unlimited authorization)...        10,893,859           1,457,922            514,918
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 1.00%) ..............    $        32.88        $      14.07       $      11.48

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                                      GLOBAL SCIENCE
                                                     SMALL CAP         SMALL CAP       & TECHNOLOGY         GLOBAL
                                                    CORE EQUITY      GROWTH EQUITY     OPPORTUNITIES      RESOURCES
                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                 ---------------- ------------------ ---------------- -----------------
BlackRock Shares:
119
 Net Assets ....................................    $          -     $            -     $          -     $           -
 Shares outstanding (unlimited authorization)...               -                  -                -                 -
 Net Asset Value, offering and redemption
  price per share ..............................    $          -     $            -     $          -     $           -
Institutional Shares:
 Net Assets ....................................    $ 23,598,508     $  450,760,742     $  2,175,408     $  43,506,602
 Shares outstanding (unlimited authorization)...       1,224,713         22,889,692          288,155           564,980
 Net Asset Value, offering and redemption
  price per share ..............................    $      19.27     $        19.69     $       7.55     $       77.01
Service Shares:
 Net Assets ....................................    $  2,081,820     $   26,646,924     $    206,424     $           -
 Shares outstanding (unlimited authorization)...         108,404          1,416,277           27,786                 -
 Net Asset Value, offering and redemption
  price per share ..............................    $      19.20     $        18.81     $       7.43     $           -
Investor A Shares:
 Net Assets ....................................    $ 20,180,776     $  180,778,895     $ 13,890,571     $ 863,756,025
 Shares outstanding (unlimited authorization)...       1,057,727          9,861,528        1,889,498        11,831,650
 Net Asset Value ...............................    $      19.08     $        18.33     $       7.35     $       73.00
 Maximum Sales Charge ..........................            5.75%              5.75%            5.75%             5.75%
 Maximum offering price per share ..............    $      20.24     $        19.45     $       7.80     $       77.45
Investor B Shares:
 Net Assets ....................................    $  9,341,806     $   13,895,128     $ 11,822,631     $ 110,881,456
 Shares outstanding (unlimited authorization)...         498,761            839,814        1,682,007         1,687,658
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 4.50%) ..............    $      18.73     $        16.55     $       7.03     $       65.70
Investor C Shares:
 Net Assets ....................................    $ 26,594,158     $   16,930,165     $  6,135,939     $ 191,283,641
 Shares outstanding (unlimited authorization)...       1,420,036          1,022,506          872,411         2,914,294
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 1.00%) ..............    $      18.73     $        16.56     $       7.03     $       65.64

(a) Exact net assets and shares outstanding at March 31, 2006 were $170.72 and
4.635, respectively.
(b) Exact net assets and shares outstanding at March 31, 2006 were $128.23 and
8.151, respectively.

                                BLACKROCK FUNDS

                STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
                        AS OF MARCH 31, 2006 (UNAUDITED)
                                                  ALL-CAP GLOBAL      HEALTH
                                                    RESOURCES        SCIENCES      U.S. OPPORTUNITIES
                                                    PORTFOLIO        PORTFOLIO          PORTFOLIO
                                                 --------------- ---------------- --------------------
ASSETS
 Investments at value1,2 .......................   $ 548,174,015    $ 764,742,735        $ 115,825,546
                                      120
 Collateral received from securities
  loaned-unaffiliated3 .........................      17,860,109       13,720,643            2,331,423
 Collateral received from securities
  loaned-affiliated4 ...........................      83,058,826       93,028,947           24,194,050
 Cash denominated in foreign currencies5 .......               -                -                    -
 Swaptions purchased, at fair value6 ...........               -                -                    -
 Cash ..........................................           4,367                -                    -
 Collateral received for swap contracts ........               -                -                    -
 Dividends and reclaims receivable .............         285,395          863,464               59,104
 Interest receivable ...........................          53,064           46,689               22,174
 Investments sold receivable ...................         240,077        7,696,416            2,286,210
 Receivable from adviser .......................               -                -                7,116
 Capital shares sold receivable ................      29,854,371       10,858,864            2,143,019
 Prepaid expenses ..............................          81,211           86,814               36,304
 Unrealized appreciation on forward foreign
  currency contracts ...........................               -                -                    -
 Unrealized appreciation on interest rate
  swaps ........................................               -                -                    -
 Futures margin receivable .....................               -                -                    -
                                                   -------------    -------------        -------------
   TOTAL ASSETS ................................     679,611,435      891,044,572          146,904,946
                                                   -------------    -------------        -------------
LIABILITIES
 Payable upon termination of swap contracts.....               -                -                    -
 Payable upon return of securities loaned ......     100,918,935      106,749,590           26,525,473
 Investments purchased payable .................      11,701,295       50,339,537            2,470,351
 Capital shares redeemed payable ...............         724,176        1,270,730              358,825
 Options written, at fair value7 ...............               -          276,740                    -
 Swaptions written, at fair value8 .............               -                -                    -
 TBA sale commitments, at value9 ...............               -                -                    -
 Payable for financing transactions ............               -                -                    -
 Payable to custodian ..........................          13,096                -                    -
 Foreign taxes payable .........................           2,494           75,640                    -
 Futures margin payable ........................               -                -                    -
 Unrealized depreciation on forward foreign
  currency contracts ...........................               -                -                    -
 Unrealized depreciation on interest rate
  swaps ........................................               -                -                    -
 Advisory fees payable .........................         312,721          445,148              116,515
 Administration fees payable ...................          40,451           57,503                7,089
 Transfer agent fees payable ...................          31,192           96,165               55,093
 Custodian fees payable ........................           6,412            6,580                3,339
 Distribution fees payable .....................          81,913          168,728               40,540
 Other accrued expenses payable ................          85,074          159,134               45,797
                                                   -------------    -------------        -------------
   TOTAL LIABILITIES ...........................     113,917,759      159,645,495           29,623,022
                                                   -------------    -------------        -------------
NET ASSETS .....................................   $ 565,693,676    $ 731,399,077        $ 117,281,924
                                                   =============    =============        =============

                STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
                        AS OF MARCH 31, 2006 (UNAUDITED)
                                                      GLOBAL        INTERNATIONAL         ASSET              INDEX
                                                  OPPORTUNITIES     OPPORTUNITIES      ALLOCATION            EQUITY
                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                 --------------- ------------------ ---------------- ---------------------
ASSETS
 Investments at value1,2 .......................    $ 16,088,769    $ 1,192,805,529   $  825,244,286    $   1,239,110,011*
                                      120
 Collateral received from securities
  loaned-unaffiliated3 .........................               -                  -       29,457,925                    -
 Collateral received from securities
  loaned-affiliated4 ...........................               -          9,726,000       79,877,637                    -
 Cash denominated in foreign currencies5 .......           6,768          7,057,315        3,513,065                    -
 Swaptions purchased, at fair value6 ...........               -                  -          651,670                    -
 Cash ..........................................               -                  -          249,305                    -
 Collateral received for swap contracts ........               -                  -          696,397                    -
 Dividends and reclaims receivable .............          23,401          4,515,310          858,344                    -
 Interest receivable ...........................           1,290             14,090        1,530,853                    -
 Investments sold receivable ...................         125,882          7,796,651       56,655,650            4,407,219
 Receivable from adviser .......................           8,175                  -                -                6,838
 Capital shares sold receivable ................         634,362          2,043,092        1,316,943              962,324
 Prepaid expenses ..............................          68,112             53,253           11,713               41,123
 Unrealized appreciation on forward foreign
  currency contracts ...........................               4            437,312           90,298                    -
 Unrealized appreciation on interest rate
  swaps ........................................               -                  -          834,576                    -
 Futures margin receivable .....................               -                  -            2,580                    -
                                                    ------------    ---------------   --------------    -----------------
   TOTAL ASSETS ................................      16,956,763      1,224,448,552    1,000,991,242        1,244,527,515
                                                    ------------    ---------------   --------------    -----------------
LIABILITIES
 Payable upon termination of swap contracts.....               -                  -          696,397                    -
 Payable upon return of securities loaned ......               -          9,726,000      109,335,562                    -
 Investments purchased payable .................       1,391,608         15,427,347       35,670,814                    -
 Capital shares redeemed payable ...............             196          2,109,114        3,692,016            6,526,951
 Options written, at fair value7 ...............               -                  -           43,547                    -
 Swaptions written, at fair value8 .............               -                  -          829,769                    -
 TBA sale commitments, at value9 ...............               -                  -       47,837,766                    -
 Payable for financing transactions ............               -                  -        9,985,618                    -
 Payable to custodian ..........................               -                  -                -                    -
 Foreign taxes payable .........................               -                  -            2,146                    -
 Futures margin payable ........................               -                  -            2,812                    -
 Unrealized depreciation on forward foreign
  currency contracts ...........................               -            859,609           25,317                    -
 Unrealized depreciation on interest rate
  swaps ........................................               -                  -          819,882                    -
 Advisory fees payable .........................               -            968,657          367,466                    -
 Administration fees payable ...................             942             89,572           64,338               62,259
 Transfer agent fees payable ...................           5,566            175,454          272,479              258,813
 Custodian fees payable ........................               -                  -           77,226                    -
 Distribution fees payable .....................           1,310            189,758          172,490                    -
 Other accrued expenses payable ................           8,743            215,041          288,939              471,995
                                                    ------------    ---------------   --------------    -----------------
   TOTAL LIABILITIES ...........................       1,408,365         29,760,552      210,184,584            7,320,018
                                                    ------------    ---------------   --------------    -----------------
NET ASSETS .....................................    $ 15,548,398    $ 1,194,688,000   $  790,806,658    $   1,237,207,497
                                                    ============    ===============   ==============    =================

                          BLACKROCK FUNDS

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                      ALL-CAP GLOBAL       HEALTH
                                                        RESOURCES         SCIENCES      U.S. OPPORTUNITIES
                                                        PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                    ----------------- ---------------- --------------------
 1Cost of investments .............................    $ 473,525,502     $601,471,903        $  60,974,994
 2Market value of securities loaned ...............       96,563,130      102,456,973           25,619,030
                                      121
 3Cost of collateral received from securities
  loaned ..........................................       17,860,109       13,720,643            2,331,423
 4Cost of investment in affiliate .................       83,058,826       93,028,947           24,194,050
 5Cost of investments - foreign currencies ........          (13,121)               -                    -
 6Premiums paid - purchased swaptions .............                -                -                    -
 7Premiums received - options written .............                -          413,594                    -
 8Premiums received - swaptions written ...........                -                -                    -
 9Proceeds - TBA sale commitments .................                -                -                    -
 *Represents an investment in affiliate. ..........
AT MARCH 31, 2006, NET ASSETS
 CONSISTED OF:
 Capital paid in ..................................    $ 489,342,906     $651,993,971        $ 179,735,343
 Undistributed (distributions in excess of) net
  investment income (loss) ........................         (733,183)      (1,412,223)            (528,214)
 Accumulated net realized gain (loss) .............        2,434,681       24,167,684          (90,250,283)
 Net unrealized appreciation (depreciation) .......       74,649,272       56,649,645           28,325,078
                                                       -------------     ------------        -------------
                                                       $ 565,693,676     $731,399,077        $ 117,281,924
                                                       =============     ============        =============

Institutional Shares:
 Net Assets .......................................    $ 228,711,301     $ 81,588,647        $   7,522,388
 Shares outstanding (unlimited authorization)......       15,490,911        3,139,639              248,385
 Net Asset Value, offering and redemption
  price per share .................................    $       14.76     $      25.99        $       30.29
Service Shares:
 Net Assets .......................................    $   1,103,592     $  1,006,194        $     859,627
 Shares outstanding (unlimited authorization)......           75,070           39,263               29,113
 Net Asset Value, offering and redemption
  price per share .................................    $       14.70     $      25.63        $       29.53
Investor A Shares:
 Net Assets .......................................    $ 190,011,609     $362,291,272        $  41,917,157
 Shares outstanding (unlimited authorization)......       12,923,707       14,163,869            1,431,680
 Net Asset Value ..................................    $       14.70     $      25.58        $       29.28
 Maximum Sales Charge .............................             5.75%            5.75%                5.75%
 Maximum offering price per share .................    $       15.60     $      27.14        $       31.07
Investor B Shares:
 Net Assets .......................................    $  36,314,021     $ 71,769,776        $  40,155,147
 Shares outstanding (unlimited authorization)......        2,490,361        2,915,513            1,453,459
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 4.50%) .................    $       14.58     $      24.62        $       27.63
Investor C Shares:
 Net Assets .......................................    $ 109,553,153     $214,743,188        $  26,827,605
 Shares outstanding (unlimited authorization)......        7,503,728        8,740,227              971,942
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 1.00%) .................    $       14.60     $      24.57        $       27.60

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                         GLOBAL        INTERNATIONAL         ASSET            INDEX
                                                     OPPORTUNITIES     OPPORTUNITIES      ALLOCATION          EQUITY
                                                       PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                    --------------- ------------------ ---------------- -----------------
 1Cost of investments .............................    $15,610,138     $  934,104,413     $612,575,683    $  872,325,651
 2Market value of securities loaned ...............              -          9,531,400      105,235,631                 -
                                                                              121
 3Cost of collateral received from securities
  loaned ..........................................              -                  -       29,457,925                 -
 4Cost of investment in affiliate .................              -          9,726,000       79,877,637                 -
 5Cost of investments - foreign currencies ........          6,768          7,064,182        3,515,166                 -
 6Premiums paid - purchased swaptions .............              -                  -          670,400                 -
 7Premiums received - options written .............              -                  -           38,594                 -
 8Premiums received - swaptions written ...........              -                  -          971,650                 -
 9Proceeds - TBA sale commitments .................              -                  -       48,001,320                 -
 *Represents an investment in affiliate. ..........
AT MARCH 31, 2006, NET ASSETS
 CONSISTED OF:
 Capital paid in ..................................    $15,148,394     $  842,757,601     $695,901,299    $  992,822,156
 Undistributed (distributions in excess of) net
  investment income (loss) ........................         41,311         (1,622,119)          18,268           252,631
 Accumulated net realized gain (loss) .............       (123,831)        95,248,798       (8,388,840)     (307,499,591)
 Net unrealized appreciation (depreciation) .......        482,524        258,303,720      103,275,931       551,632,301
                                                       -----------     --------------     ------------    --------------
                                                       $15,548,398     $1,194,688,000     $790,806,658    $1,237,207,497
                                                       ===========     ==============     ============    ==============

Institutional Shares:
 Net Assets .......................................    $ 5,470,717     $  336,776,208     $ 33,045,126    $  545,284,247
 Shares outstanding (unlimited authorization)......        534,321          8,137,919        2,114,745        21,902,442
 Net Asset Value, offering and redemption
  price per share .................................    $     10.24     $        41.38     $      15.63    $        24.90
Service Shares:
 Net Assets .......................................    $    10,334     $  128,173,034     $  2,199,414    $   78,373,672
 Shares outstanding (unlimited authorization)......          1,010          3,175,706          140,978         3,168,399
 Net Asset Value, offering and redemption
  price per share .................................    $     10.23     $        40.36     $      15.60    $        24.74
Investor A Shares:
 Net Assets .......................................    $ 6,843,339     $  416,510,626     $494,561,215    $  294,317,838
 Shares outstanding (unlimited authorization)......        668,823         10,377,165       31,720,894        11,907,595
 Net Asset Value ..................................    $     10.23     $        40.14     $      15.59    $        24.72
 Maximum Sales Charge .............................           5.75%              5.00%            5.75%             3.00%
 Maximum offering price per share .................    $     10.85     $        42.25     $      16.54    $        25.48
Investor B Shares:
 Net Assets .......................................    $   842,477     $  100,190,075     $185,966,635    $  116,444,557
 Shares outstanding (unlimited authorization)......         82,426          2,614,715       12,043,866         4,791,427
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 4.50%) .................    $     10.22     $        38.32     $      15.44    $        24.30
Investor C Shares:
 Net Assets .......................................    $ 2,381,531     $  213,038,057     $ 75,034,268    $  202,787,183
 Shares outstanding (unlimited authorization)......        232,965          5,566,209        4,862,265         8,350,031
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 1.00%) .................    $     10.22     $        38.27     $      15.43    $        24.29

                                BLACKROCK FUNDS

                                BLACKROCK FUNDS
                            STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

                                                                      LARGE CAP
                                                    INVESTMENT          VALUE
                                                       TRUST           EQUITY
                                                     PORTFOLIO        PORTFOLIO
                                                 ---------------- ----------------
Investment income:
 Interest ......................................    $    172,696     $     92,194
 Securities lending income (Note C) ............          89,221           31,615
 Dividends and reclaims ........................      12,379,440        4,394,063
 Foreign taxes withheld ........................               -                -
                                                    ------------     ------------
   Total investment income .....................      12,641,357        4,517,872
                                                    ------------     ------------
Expenses:
 Investment advisery fee .......................       3,493,757          977,762
 Administration fee ............................         475,890          145,317
 Administration fee - class specific ...........         690,938          188,344
 Custodian fee .................................          77,126           30,228
 Transfer agent fee ............................         971,607          123,382
 Transfer agent fee - class specific ...........         610,070          114,808
 Shareholder servicing fees - class specific ...         979,713          287,569
 Distribution fees - class specific ............       1,218,031          273,151
 Legal and audit fee ...........................         106,267           34,916
 Printing fee ..................................         181,272           52,780
 Registration fees and expenses ................          34,658           27,499
 Trustees' fees ................................          24,174            6,430
 Licensing fees ................................               -                -
 Other .........................................          31,582            4,404
                                                    ------------     ------------
   Total expenses ..............................       8,895,085        2,266,590
                                                    ------------     ------------
    Less investment advisory fees waived........        (487,306)         (82,340)
    Less administration fees waived - class
     specific ..................................        (401,205)         (72,227)
    Less distribution fees waived - class
     specific ..................................        (265,142)         (77,012)
    Less custodian fees waived .................          (4,415)          (1,659)
    Less transfer agent fees waived ............        (117,516)         (14,308)
    Less transfer agent fees waived - class
     specific ..................................         (60,770)            (754)
    Less transfer agent fees reimbursed -
     class specific ............................         (59,503)               -
                                                    ------------     ------------
   Net expenses ................................       7,499,228        2,018,290
                                                    ------------     ------------
 Net investment income (loss) ..................       5,142,129        2,499,582
                                                    ------------     ------------
Realized and unrealized gain (loss) on
 investments and foreign currency
 transactions:
 Net realized gain (loss) from:
  Investment transactions ......................      63,447,369       17,325,863
  Futures contracts ............................       1,010,178          167,198
                                                    ------------     ------------
                                                      64,457,547       17,493,061
                                                    ------------     ------------
Change in unrealized appreciation
 (depreciation) from:
  Investments ..................................      (9,796,858)       2,940,041
  Futures contracts ............................          27,209           (9,850)
                                                    ------------     ------------
                                                      (9,769,649)       2,930,191
                                                    ------------     ------------
Net gain on investments and foreign currency
 transactions ..................................      54,687,898       20,423,252
                                                    ------------     ------------
Net increase in net assets resulting from
 operations ....................................    $ 59,830,027     $ 22,922,834
                                                    ============     ============

                                                    LARGE CAP
                                                      GROWTH         DIVIDEND
                                                      EQUITY       ACHIEVERSTM         LEGACY
                                                    PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                 --------------- --------------- ------------------
Investment income:
 Interest ......................................   $     16,571     $     7,687        $    71,698
 Securities lending income (Note C) ............          3,618           9,678             31,639
 Dividends and reclaims ........................        313,862         518,391          1,107,873
 Foreign taxes withheld ........................              -               -             (7,830)
                                                   ------------     -----------        -----------
   Total investment income .....................        334,051         535,756          1,203,380
                                                   ------------     -----------        -----------
Expenses:
 Investment advisery fee .......................        149,976          91,640            900,496
 Administration fee ............................         22,301          13,613            113,299
 Administration fee - class specific ...........         29,040          17,568            147,560
 Custodian fee .................................         12,272           9,567             13,220
 Transfer agent fee ............................          5,550          11,033            184,036
 Transfer agent fee - class specific ...........         30,060           8,557            128,069
 Shareholder servicing fees - class specific ...         42,856          38,733            282,683
 Distribution fees - class specific ............         53,370          67,844            455,653
 Legal and audit fee ...........................         11,965          10,826             28,651
 Printing fee ..................................         14,742           4,368             39,858
 Registration fees and expenses ................         24,823          41,374             85,111
 Trustees' fees ................................          1,092             561              4,974
 Licensing fees ................................              -          16,662                  -
 Other .........................................          4,248           2,185              7,117
                                                   ------------     -----------        -----------
   Total expenses ..............................        402,295         334,531          2,390,727
                                                   ------------     -----------        -----------
    Less investment advisory fees waived........        (49,278)        (52,305)                 -
    Less administration fees waived - class
     specific ..................................        (12,393)         (1,767)          (135,800)
    Less distribution fees waived - class
     specific ..................................         (8,172)         (7,201)           (60,485)
    Less custodian fees waived .................           (711)           (475)            (1,224)
    Less transfer agent fees waived ............         (1,926)         (1,314)           (19,098)
    Less transfer agent fees waived - class
     specific ..................................           (354)            (64)                 -
    Less transfer agent fees reimbursed -
     class specific ............................         (3,081)           (346)                (8)
                                                   ------------     -----------        -----------
   Net expenses ................................        326,380         271,059          2,174,112
                                                   ------------     -----------        -----------
 Net investment income (loss) ..................          7,671         264,697           (970,732)
                                                   ------------     -----------        -----------
Realized and unrealized gain (loss) on
 investments and foreign currency
 transactions:
 Net realized gain (loss) from:
  Investment transactions ......................      5,341,178        (400,074)        20,082,375
  Futures contracts ............................         (9,722)         42,734                  -
                                                   ------------     -----------        -----------
                                                      5,331,456        (357,340)        20,082,375
                                                   ------------     -----------        -----------
Change in unrealized appreciation
 (depreciation) from:
  Investments ..................................     (2,257,425)      1,895,765            157,504
  Futures contracts ............................          6,391          (2,045)                 -
                                                   ------------     -----------        -----------
                                                     (2,251,034)      1,893,720            157,504
                                                   ------------     -----------        -----------
Net gain on investments and foreign currency
 transactions ..................................      3,080,422       1,536,380         20,239,879
                                                   ------------     -----------        -----------
Net increase in net assets resulting from
 operations ....................................   $  3,088,093     $ 1,801,077        $19,269,147
                                                   ============     ===========        ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      122

                          BLACKROCK FUNDS

     MID-CAP           MID-CAP
      VALUE             GROWTH                            SMALL/MID-CAP        SMALL CAP         SMALL CAP          SMALL CAP
     EQUITY             EQUITY             AURORA             GROWTH         VALUE EQUITY       CORE EQUITY       GROWTH EQUITY
    PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO
----------------   ---------------   -----------------   ---------------   ----------------   ---------------   ----------------
   $    448,968      $     89,479      $    1,527,523      $    133,186       $     46,198       $    46,192       $    411,911
         56,759            57,595             482,278            48,709             21,569            11,879             73,742
      6,646,769           846,800          14,541,190           330,372            604,984           163,173            504,485
              -                 -             (12,498)             (645)                 -                 -             (6,563)
   ------------      ------------      --------------      ------------       ------------       -----------       ------------
      7,152,496           993,874          16,538,493           511,622            672,751           221,244            983,575
   ------------      ------------      --------------      ------------       ------------       -----------       ------------
      3,084,713         1,785,684          10,096,704         1,078,513            330,971           311,153          1,671,403
        301,282           182,342             845,834           117,408             49,217            25,241            242,212
        405,016           235,208           1,259,525           150,783             62,306            30,483            313,020
         42,464            26,414              98,956            24,206             15,098            13,048             42,832
        322,239           424,751             836,144           140,920             13,399            20,960             77,095
        310,330           279,151           1,085,828           195,504             31,402            15,305            148,940
        879,854           461,359           2,897,413           321,299             70,123            55,013            270,699
      1,134,517           440,772           3,715,057           280,806             79,880           113,325            192,837
         65,230            40,393             202,089            28,349             17,125            11,462             50,767
        124,124            78,806             450,086            46,228             21,294             6,006            111,020
         41,723            26,017              24,620            69,949             33,044            28,920             37,496
         14,286             8,098              48,564             5,156              2,351               788             10,402
              -                 -                   -                 -                  -                 -                  -
         18,082            11,705              58,675             7,706              5,326             2,987             14,746
   ------------      ------------      --------------      ------------       ------------       -----------       ------------
      6,743,860         4,000,700          21,619,495         2,466,827            731,536           634,691          3,183,469
   ------------      ------------      --------------      ------------       ------------       -----------       ------------
       (274,417)          (70,119)                  -           (47,061)            (8,022)          (18,129)                 -
       (395,552)          (94,769)           (130,503)         (141,007)            (8,777)           (8,850)              (564)
       (232,022)         (145,087)           (773,108)         (109,738)           (14,844)           (7,548)           (80,901)
         (2,986)           (1,807)             (6,891)           (1,399)              (971)             (756)            (2,670)
        (36,680)          (46,418)            (93,653)          (14,777)            (2,127)           (2,366)           (10,575)
        (28,396)           (5,390)                (64)          (11,270)                 -              (177)              (649)
       (135,502)           (9,221)                (11)          (64,005)                 -            (1,220)            (3,465)
   ------------      ------------      --------------      ------------       ------------       -----------       ------------
      5,638,305         3,627,889          20,615,265         2,077,570            696,795           595,645          3,084,645
   ------------      ------------      --------------      ------------       ------------       -----------       ------------
      1,514,191        (2,634,015)         (4,076,772)       (1,565,948)           (24,044)         (374,401)        (2,101,070)
   ------------      ------------      --------------      ------------       ------------       -----------       ------------
     51,068,480        36,118,088         475,974,096        12,086,466          8,131,218           918,390         30,369,080
              -                 -                   -                 -                  -                 -                  -
   ------------      ------------      --------------      ------------       ------------       -----------       ------------
     51,068,480        36,118,088         475,974,096        12,086,466          8,131,218           918,390         30,369,080
   ------------      ------------      --------------      ------------       ------------       -----------       ------------
      6,797,248        12,846,487        (308,990,154)       26,249,615          3,889,190         6,737,237         54,363,578
              -                 -                   -                 -                  -                 -                  -
   ------------      ------------      --------------      ------------       ------------       -----------       ------------
      6,797,248        12,846,487        (308,990,154)       26,249,615          3,889,190         6,737,237         54,363,578
   ------------      ------------      --------------      ------------       ------------       -----------       ------------
     57,865,728        48,964,575         166,983,942        38,336,081         12,020,408         7,655,627         84,732,658
   ------------      ------------      --------------      ------------       ------------       -----------       ------------
   $ 59,379,919      $ 46,330,560      $  162,907,170      $ 36,770,133       $ 11,996,364       $ 7,281,226       $ 82,631,588
   ============      ============      ==============      ============       ============       ===========       ============
                                      123

                                BLACKROCK FUNDS
                      STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

                                                  GLOBAL SCIENCE
                                                   & TECHNOLOGY        GLOBAL
                                                   OPPORTUNITIES     RESOURCES
                                                     PORTFOLIO       PORTFOLIO
                                                 ---------------- ---------------
Investment income:
 Interest ......................................     $    27,331   $     347,035
 Securities lending income (Note C) ............           3,050         186,379
 Dividends and reclaims ........................          72,673      13,013,556
 Foreign taxes withheld ........................          (2,690)       (811,102)
 Net investment income from Master (Note A).....               -               -
                                                     -----------   -------------
   Total investment income .....................         100,364      12,735,868
                                                     -----------   -------------
Expenses:
 Investment advisery fee .......................         123,899       4,310,224
 Administration fee ............................          11,181         432,684
 Administration fee - class specific ...........          13,691         595,329
 Custodian fee .................................           9,310         164,205
 Transfer agent fee ............................          12,612         212,596
 Transfer agent fee - class specific ...........          25,531         271,277
 Shareholder servicing fees - class specific ...          32,875       1,399,286
 Distribution fees - class specific ............          63,672       1,510,507
 Legal and audit fees ..........................          11,869          92,403
 Printing fees .................................          10,738         129,402
 Registration fees and expenses ................          24,510          82,675
 Trustees' fees ................................             379          21,093
 Other .........................................           3,843          30,451
                                                     -----------   -------------
   Total expenses ..............................         344,110       9,252,132
                                                     -----------   -------------
    Less investment advisory waived ............         (36,236)              -
    Less administration fees waived ............               -               -
    Less administration fees waived - class
     specific ..................................            (442)       (178,366)
    Less distribution fees waived - class
     specific ..................................          (5,333)       (413,902)
    Less custodian fees waived .................            (599)        (15,558)
    Less transfer agent fees waived ............          (1,926)        (25,741)
    Less transfer agent fees waived - class
     specific ..................................               -               -
    Less transfer agent fees reimbursed -
     class specific ............................               -               -
                                                     -----------   -------------
   Net expenses ................................         299,574       8,618,565
                                                     -----------   -------------
 Net investment income (loss) ..................        (199,210)      4,117,303
                                                     -----------   -------------
Realized and unrealized gain (loss) on
 investments and foreign currency
 transactions:
 Net realized gain (loss) from:
  Investment transactions ......................       3,062,642     147,046,920
  Options and swaptions contracts ..............               -               -
  Futures and swaps contracts ..................               -               -
  Foreign currency related transactions ........          (9,299)        (38,146)
  Master (See Note A) ..........................               -               -
                                                     -----------   -------------
                                                       3,053,343     147,008,774
                                                     -----------   -------------
Change in unrealized appreciation
 (depreciation) from:
  Investments ..................................         579,696     (59,647,183)
  Options and swaptions contracts ..............               -               -
  Futures and swaps contracts ..................               -               -
  Foreign currency related transactions ........          10,390        (117,101)
  Master (See Note A) ..........................               -               -
                                                     -----------   -------------
                                                         590,086     (59,764,284)
                                                     -----------   -------------
Net gain on investments and foreign currency
 transactions ..................................       3,643,429      87,244,490
                                                     -----------   -------------
Net increase in net assets resulting from
 operations ....................................     $ 3,444,219   $  91,361,793
                                                     ===========   =============

                                                      ALL-CAP
                                                      GLOBAL           HEALTH
                                                     RESOURCES        SCIENCES     U.S. OPPORTUNITIES
                                                     PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                 ---------------- --------------- -------------------
Investment income:
 Interest ......................................    $    445,541    $    730,976        $     77,780
 Securities lending income (Note C) ............          74,745          61,878              21,538
 Dividends and reclaims ........................       1,310,941       1,950,508             486,423
 Foreign taxes withheld ........................         (81,959)        (75,640)               (427)
 Net investment income from Master (Note A).....               -               -                   -
                                                    ------------    ------------        ------------
   Total investment income .....................       1,749,268       2,667,722             585,314
                                                    ------------    ------------        ------------
Expenses:
 Investment advisery fee .......................       1,335,370       1,928,136             546,525
 Administration fee ............................         143,646         204,888              40,485
 Administration fee - class specific ...........         164,549         241,183              51,141
 Custodian fee .................................          80,645          36,931              10,022
 Transfer agent fee ............................          72,507         158,531              36,334
 Transfer agent fee - class specific ...........          48,490         115,179              59,690
 Shareholder servicing fees - class specific ...         274,849         566,994             115,753
 Distribution fees - class specific ............         419,404         856,530             237,669
 Legal and audit fees ..........................          24,082          31,964              15,802
 Printing fees .................................          11,284          30,212              28,756
 Registration fees and expenses ................          61,017          50,712              22,507
 Trustees' fees ................................           4,060           6,167               1,668
 Other .........................................           5,871           7,647               5,121
                                                    ------------    ------------        ------------
   Total expenses ..............................       2,645,774       4,235,074           1,171,473
                                                    ------------    ------------        ------------
    Less investment advisory waived ............               -               -              (7,348)
    Less administration fees waived ............               -               -                   -
    Less administration fees waived - class
     specific ..................................         (81,252)              -              (7,193)
    Less distribution fees waived - class
     specific ..................................         (63,147)       (132,096)            (16,691)
    Less custodian fees waived .................          (5,057)         (2,938)               (716)
    Less transfer agent fees waived ............         (10,451)        (20,095)             (6,028)
    Less transfer agent fees waived - class
     specific ..................................               -               -              (4,130)
    Less transfer agent fees reimbursed -
     class specific ............................               -               -             (15,839)
                                                    ------------    ------------        ------------
   Net expenses ................................       2,485,867       4,079,945           1,113,528
                                                    ------------    ------------        ------------
 Net investment income (loss) ..................        (736,599)     (1,412,223)           (528,214)
                                                    ------------    ------------        ------------
Realized and unrealized gain (loss) on
 investments and foreign currency
 transactions:
 Net realized gain (loss) from:
  Investment transactions ......................       2,512,451      23,180,295          11,308,719
  Options and swaptions contracts ..............               -       1,988,582                   -
  Futures and swaps contracts ..................               -               -                   -
  Foreign currency related transactions ........           3,416               -                   -
  Master (See Note A) ..........................               -               -                   -
                                                    ------------    ------------        ------------
                                                       2,515,867      25,168,877          11,308,719
                                                    ------------    ------------        ------------
Change in unrealized appreciation
 (depreciation) from:
  Investments ..................................      34,236,353      19,755,253           6,109,544
  Options and swaptions contracts ..............               -          10,960                   -
  Futures and swaps contracts ..................               -               -                   -
  Foreign currency related transactions ........           9,787          (8,505)                  -
  Master (See Note A) ..........................               -               -                   -
                                                    ------------    ------------        ------------
                                                      34,246,140      19,757,708           6,109,544
                                                    ------------    ------------        ------------
Net gain on investments and foreign currency
 transactions ..................................      36,762,007      44,926,585          17,418,263
                                                    ------------    ------------        ------------
Net increase in net assets resulting from
 operations ....................................    $ 36,025,408    $ 43,514,362        $ 16,890,049
                                                    ============    ============        ============

---------
1 Commencement of operations on January 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      124

                          BLACKROCK FUNDS

                           INTERNATIONAL           ASSET             INDEX
 GLOBAL OPPORTUNITIES      OPPORTUNITIES        ALLOCATION           EQUITY
      PORTFOLIO1             PORTFOLIO           PORTFOLIO         PORTFOLIO
----------------------   -----------------   ----------------   ---------------
           $   13,794        $     771,069       $  6,308,256      $          -
                    -                1,686             64,067                 -
               43,646            8,506,050          3,810,952                 -
               (3,906)            (598,206)           (63,748)                -
                    -                    -                  -        12,523,736
           ----------        -------------       ------------      ------------
               53,534            8,680,599         10,119,527        12,523,736
           ----------        -------------       ------------      ------------
               13,991            4,657,316          2,118,356                 -
                1,166              354,428            301,116           470,078
                  369              455,054            406,454           681,366
                2,250              208,968            190,976             2,184
                    -              221,258            370,975           131,219
                5,899              205,551            277,947           217,070
                1,595              833,059            921,836           548,820
                2,245            1,109,902          1,180,902         1,427,762
                4,077               63,258             81,068           103,740
                  186              103,558            111,384           192,556
                5,704               59,707             40,467            43,273
                   62               13,004             13,982            23,842
                4,607               26,763             40,763            28,311
           ----------        -------------       ------------      ------------
               42,151            8,311,826          6,056,226         3,870,221
           ----------        -------------       ------------      ------------
              (12,779)                   -           (170,557)                -
                    -                    -                  -          (256,538)
                 (160)                   -            (15,534)         (312,348)
                 (455)            (163,693)          (243,498)         (143,234)
                    -              (10,250)            (9,466)             (170)
                    -              (27,276)           (42,698)          (16,873)
                 (333)                   -                  -            (3,789)
               (4,789)                   -                  -           (13,004)
           ----------        -------------       ------------      ------------
               23,635            8,110,607          5,574,473         3,124,265
           ----------        -------------       ------------      ------------
               29,899              569,992          4,545,054         9,399,471
           ----------        -------------       ------------      ------------
             (123,831)          98,347,921         28,389,189                 -
                    -                    -           (377,660)                -
                    -                    -           (734,095)                -
               11,412            1,342,953            (53,491)                -
                    -                    -                  -        (3,157,358)
           ----------        -------------       ------------      ------------
             (112,419)          99,690,874         27,223,943        (3,157,358)
           ----------        -------------       ------------      ------------
              478,631          109,796,985         12,152,932                 -
                    -                    -              1,555                 -
                    -                    -            189,908                 -
                3,893             (252,688)            64,726                 -
                    -                    -                  -        69,803,106
           ----------        -------------       ------------      ------------
              482,524          109,544,297         12,409,121        69,803,106
           ----------        -------------       ------------      ------------
              370,105          209,235,171         39,633,064        66,645,748
           ----------        -------------       ------------      ------------
           $  400,004        $ 209,805,163       $ 44,178,118      $ 76,045,219
           ==========        =============       ============      ============
                                      125

                                BLACKROCK FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 INVESTMENT
                                                                                   TRUST
                                                                                 PORTFOLIO
                                                                   --------------------------------------
                                                                         FOR THE
                                                                    SIX MONTHS ENDED        FOR THE
                                                                         3/31/06           YEAR ENDED
                                                                       (UNAUDITED)          9/30/05
                                                                   ------------------ -------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ...................................   $     5,142,129     $     6,946,435
  Net increase from payment by affiliate (Note D) ................                 -                   -
  Net realized gain (loss) on investments and futures ............        64,457,547         161,332,624
  Net unrealized gain (loss) on investments and futures ..........        (9,769,649)        243,745,996
                                                                     ---------------     ---------------
  Net increase in net assets resulting from operations ...........        59,830,027         412,025,055
                                                                     ---------------     ---------------
Distributions to shareholders from:
 Net investment income:
  Institutional Class ............................................        (4,070,114)           (399,790)
  Service Class ..................................................            (6,953)             (8,995)
  Investor A Class ...............................................        (2,873,035)            (55,462)
  Investor B Class ...............................................                 -                   -
  Investor C Class ...............................................                 -                   -
                                                                     ---------------     ---------------
  Total distributions from net investment income .................        (6,950,102)           (464,247)
                                                                     ---------------     ---------------
 Net realized gains:
  Institutional Class ............................................       (13,017,298)                  -
  Service Class ..................................................           (39,545)                  -
  Investor A Class ...............................................       (13,600,742)                  -
  Investor B Class ...............................................        (6,237,009)                  -
  Investor C Class ...............................................          (605,658)                  -
                                                                     ---------------     ---------------
  Total distributions from net realized gains ....................       (33,500,252)                  -
                                                                     ---------------     ---------------
  Total distributions to shareholders ............................       (40,450,354)           (464,247)
                                                                     ---------------     ---------------
Capital share transactions .......................................       (93,009,121)        839,029,123
                                                                     ---------------     ---------------
Redemption fees ..................................................             5,257              25,621
                                                                     ---------------     ---------------
  Total increase (decrease) in net assets ........................       (73,624,191)      1,250,615,552
Net assets:
  Beginning of period ............................................     1,344,415,810          93,800,258
                                                                     ---------------     ---------------
  End of period ..................................................   $ 1,270,791,619     $ 1,344,415,810
                                                                     ===============     ===============
  End of period undistributed (distributions in excess of) net
   investment income (loss) ......................................   $     5,138,225     $     6,946,198

                                                                                LARGE CAP
                                                                               VALUE EQUITY
                                                                                PORTFOLIO
                                                                   ------------------------------------
                                                                         FOR THE
                                                                    SIX MONTHS ENDED       FOR THE
                                                                         3/31/06          YEAR ENDED
                                                                       (UNAUDITED)         9/30/05
                                                                   ------------------ -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ...................................     $   2,499,582     $   4,185,216
  Net increase from payment by affiliate (Note D) ................                 -                 -
  Net realized gain (loss) on investments and futures ............        17,493,061        47,053,845
  Net unrealized gain (loss) on investments and futures ..........         2,930,191        21,725,033
                                                                       -------------     -------------
  Net increase in net assets resulting from operations ...........        22,922,834        72,964,094
                                                                       -------------     -------------
Distributions to shareholders from:
 Net investment income:
  Institutional Class ............................................        (1,101,637)       (2,034,319)
  Service Class ..................................................          (172,212)         (344,743)
  Investor A Class ...............................................        (1,056,964)       (1,525,700)
  Investor B Class ...............................................          (123,069)         (178,881)
  Investor C Class ...............................................           (33,185)          (54,665)
                                                                       -------------     -------------
  Total distributions from net investment income .................        (2,487,067)       (4,138,308)
                                                                       -------------     -------------
 Net realized gains:
  Institutional Class ............................................                 -                 -
  Service Class ..................................................                 -                 -
  Investor A Class ...............................................                 -                 -
  Investor B Class ...............................................                 -                 -
  Investor C Class ...............................................                 -                 -
                                                                       -------------     -------------
  Total distributions from net realized gains ....................                 -                 -
                                                                       -------------     -------------
  Total distributions to shareholders ............................        (2,487,067)       (4,138,308)
                                                                       -------------     -------------
Capital share transactions .......................................       (26,417,591)       52,250,770
                                                                       -------------     -------------
Redemption fees ..................................................             7,270            19,462
                                                                       -------------     -------------
  Total increase (decrease) in net assets ........................        (5,974,554)      121,096,018
Net assets:
  Beginning of period ............................................       361,142,672       240,046,654
                                                                       -------------     -------------
  End of period ..................................................     $ 355,168,118     $ 361,142,672
                                                                       =============     =============
  End of period undistributed (distributions in excess of) net
   investment income (loss) ......................................     $     101,497     $      88,982

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      126

                          BLACKROCK FUNDS

                                                DIVIDEND
            LARGE CAP                          ACHIEVERSTM                                     LEGACY
     GROWTH EQUITY PORTFOLIO                    PORTFOLIO                                    PORTFOLIO
---------------------------------- ----------------------------------- ------------------------------------------------------
      FOR THE                            FOR THE                             FOR THE
 SIX MONTHS ENDED      FOR THE      SIX MONTHS ENDED       FOR THE      SIX MONTHS ENDED       FOR THE           FOR THE
      3/31/06         YEAR ENDED         3/31/06         YEAR ENDED          3/31/06       PERIOD 11/01/04      YEAR ENDED
    (UNAUDITED)        9/30/05         (UNAUDITED)         9/30/05         (UNAUDITED)     THROUGH 9/30/05       10/31/04
------------------ --------------- ------------------ ---------------- ------------------ ----------------- -----------------
     $      7,671   $     274,749       $    264,697     $    323,629      $    (970,732)    $     (98,020)    $  (2,689,754)
                -               -                  -                -                  -           294,363            15,707
        5,331,456      15,328,087           (357,340)        (338,319)        20,082,375        10,863,747        49,361,911
       (2,251,034)     (6,631,274)         1,893,720        1,164,972            157,504        19,015,361       (32,508,263)
     ------------   -------------       ------------     ------------      -------------     -------------     -------------
        3,088,093       8,971,562          1,801,077        1,150,282         19,269,147        30,075,451        14,179,601
     ------------   -------------       ------------     ------------      -------------     -------------     -------------
         (173,420)              -            (22,985)         (82,607)                 -                 -                 -
          (16,984)              -             (3,610)          (4,273)                 -                 -                 -
          (84,435)              -           (130,641)        (154,885)                 -                 -                 -
                -               -            (26,189)         (19,034)                 -                 -                 -
                -               -            (71,448)         (62,561)                 -                 -                 -
     ------------   -------------       ------------     ------------      -------------     -------------     -------------
         (274,839)              -           (254,873)        (323,360)                 -                 -                 -
     ------------   -------------       ------------     ------------      -------------     -------------     -------------
                -               -                  -           (4,624)                 -                 -                 -
                -               -                  -             (100)                 -                 -                 -
                -               -                  -           (5,999)                 -                 -                 -
                -               -                  -             (348)                 -                 -                 -
                -               -                  -           (2,127)                 -                 -                 -
     ------------   -------------       ------------     ------------      -------------     -------------     -------------
                -               -                  -          (13,198)                 -                 -                 -
     ------------   -------------       ------------     ------------      -------------     -------------     -------------
         (274,839)              -           (254,873)        (336,558)                 -                 -                 -
     ------------   -------------       ------------     ------------      -------------     -------------     -------------
       (4,617,832)    (48,061,594)          (629,242)      30,277,478        (22,153,548)      (60,152,321)      (55,470,941)
     ------------   -------------       ------------     ------------      -------------     -------------     -------------
            5,799           6,781             10,001           15,280              4,048             5,452                 -
     ------------   -------------       ------------     ------------      -------------     -------------     -------------
       (1,798,779)    (39,083,251)           926,963       31,106,482         (2,880,353)      (30,071,418)      (41,291,340)
       56,059,402      95,142,653         33,098,456        1,991,974        278,559,896       308,631,314       349,922,654
     ------------   -------------       ------------     ------------      -------------     -------------     -------------
     $ 54,260,623   $  56,059,402       $ 34,025,419     $ 33,098,456      $ 275,679,543     $ 278,559,896     $ 308,631,314
     ============   =============       ============     ============      =============     =============     =============
     $      7,581   $     274,749       $     11,785     $      1,961      $    (970,732)    $           -     $           -

                                      127

                                BLACKROCK FUNDS
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                         MID-CAP
                                                                                      VALUE EQUITY
                                                                                        PORTFOLIO
                                                                  -----------------------------------------------------
                                                                        FOR THE
                                                                   SIX MONTHS ENDED       FOR THE
                                                                        3/31/06        PERIOD ENDED     FOR THE PERIOD
                                                                      (UNAUDITED)     3/1/05-9/30/05    7/1/04-2/28/05
                                                                  ------------------ ---------------- -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ..................................     $   1,514,191     $     141,476    $   3,237,587
  Net increase from payment by affiliate (Note D) ...............                 -                 -          554,230
  Net realized gain on investments and futures ..................        51,068,480        52,648,354       55,516,938
  Net unrealized gain (loss) on investments and futures .........         6,797,248         1,969,402       25,454,000
                                                                      -------------     -------------    -------------
  Net increase in net assets resulting from operations ..........        59,379,919        54,759,232       84,762,755
                                                                      -------------     -------------    -------------
Distributions to shareholders from:
 Net investment income:
  BlackRock Class ...............................................                 -                 -                -
  Institutional Class ...........................................          (195,309)                -         (383,894)
  Service Class .................................................            (7,194)                -                -
  Investor A Class ..............................................          (921,868)                -       (4,857,110)
  Investor B Class ..............................................                 -                 -          (80,308)
  Investor C Class ..............................................                 -                 -          (80,956)
                                                                      -------------     -------------    -------------
  Total distributions from net investment income ................        (1,124,371)                -       (5,402,268)
                                                                      -------------     -------------    -------------
 Net realized gains:
  BlackRock Class ...............................................                 -                 -                -
  Institutional Class ...........................................        (5,884,247)                -       (2,033,124)
  Service Class .................................................          (107,064)                -                -
  Investor A Class ..............................................       (45,347,430)                -      (29,684,283)
  Investor B Class ..............................................       (13,986,415)                -       (7,665,103)
  Investor C Class ..............................................       (11,728,910)                -       (6,254,749)
                                                                      -------------     -------------    -------------
  Total distributions from net realized gains ...................       (77,054,066)                -      (45,637,259)
                                                                      -------------     -------------    -------------
  Total distributions to shareholders ...........................       (78,178,437)                -      (51,039,527)
                                                                      -------------     -------------    -------------
Capital share transactions ......................................        52,692,379        14,437,796       45,632,219
                                                                      -------------     -------------    -------------
Redemption fees .................................................            60,524            58,561              610
                                                                      -------------     -------------    -------------
  Total increase (decrease) in net assets .......................        33,954,385        69,255,589       79,356,057
Net assets:
  Beginning of period ...........................................       789,474,203       720,218,614      640,862,557
                                                                      -------------     -------------    -------------
  End of period .................................................     $ 823,428,588     $ 789,474,203    $ 720,218,614
                                                                      =============     =============    =============
  End of period undistributed (distributions in excess of) net
   investment income (loss) .....................................     $     591,600     $     201,780    $    (163,219)

                                                                                MID-CAP
                                                                             GROWTH EQUITY
                                                                               PORTFOLIO
                                                                  ------------------------------------
                                                                        FOR THE
                                                                   SIX MONTHS ENDED       FOR THE
                                                                        3/31/06          YEAR ENDED
                                                                      (UNAUDITED)         9/30/05
                                                                  ------------------ -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ..................................     $  (2,634,015)    $  (4,142,073)
  Net increase from payment by affiliate (Note D) ...............                 -                 -
  Net realized gain on investments and futures ..................        36,118,088        50,869,792
  Net unrealized gain (loss) on investments and futures .........        12,846,487        66,962,559
                                                                      -------------     -------------
  Net increase in net assets resulting from operations ..........        46,330,560       113,690,278
                                                                      -------------     -------------
Distributions to shareholders from:
 Net investment income:
  BlackRock Class ...............................................                 -                 -
  Institutional Class ...........................................                 -                 -
  Service Class .................................................                 -                 -
  Investor A Class ..............................................                 -                 -
  Investor B Class ..............................................                 -                 -
  Investor C Class ..............................................                 -                 -
                                                                      -------------     -------------
  Total distributions from net investment income ................                 -                 -
                                                                      -------------     -------------
 Net realized gains:
  BlackRock Class ...............................................                 -                 -
  Institutional Class ...........................................          (921,396)                -
  Service Class .................................................           (14,346)                -
  Investor A Class ..............................................        (3,790,441)                -
  Investor B Class ..............................................          (838,891)                -
  Investor C Class ..............................................          (293,573)                -
                                                                      -------------     -------------
  Total distributions from net realized gains ...................        (5,858,647)                -
                                                                      -------------     -------------
  Total distributions to shareholders ...........................        (5,858,647)                -
                                                                      -------------     -------------
Capital share transactions ......................................       (23,641,105)      210,823,335
                                                                      -------------     -------------
Redemption fees .................................................             8,211             7,782
                                                                      -------------     -------------
  Total increase (decrease) in net assets .......................        16,839,019       324,521,395
Net assets:
  Beginning of period ...........................................       446,675,257       122,153,862
                                                                      -------------     -------------
  End of period .................................................     $ 463,514,276     $ 446,675,257
                                                                      =============     =============
  End of period undistributed (distributions in excess of) net
   investment income (loss) .....................................     $  (2,634,015)    $           -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      128

                          BLACKROCK FUNDS

                                                   SMALL/MID-CAP
                AURORA                                GROWTH
              PORTFOLIO                              PORTFOLIO
-------------------------------------- -------------------------------------
      FOR THE                                FOR THE
  SIX MONTHS ENDED        FOR THE        SIX MONTHS ENDED       FOR THE
      3/31/06           YEAR ENDED           3/31/06           YEAR ENDED
    (UNAUDITED)           9/30/05          (UNAUDITED)          9/30/05
------------------- ------------------ ------------------- -----------------
   $    (4,076,772)   $   (17,597,476)       $ (1,565,948)   $   (3,240,011)
                 -            203,165                   -                 -
       475,974,096        469,614,985          12,086,466        43,816,536
      (308,990,154)        30,943,367          26,249,615        25,247,218
   ---------------    ---------------        ------------    --------------
       162,907,170        483,164,041          36,770,133        65,823,743
   ---------------    ---------------        ------------    --------------
                 -                  -                   -                 -
                 -                  -                   -                 -
                 -                  -                   -                 -
                 -                  -                   -                 -
                 -                  -                   -                 -
                 -                  -                   -                 -
   ---------------    ---------------        ------------    --------------
                 -                  -                   -                 -
   ---------------    ---------------        ------------    --------------
                 -                  -                   -                 -
       (28,658,928)       (16,052,024)           (939,125)                -
               (28)                 -                  (5)                -
      (283,531,756)      (223,189,239)         (9,326,970)                -
       (81,734,827)       (47,894,772)         (1,175,000)                -
       (75,908,932)       (50,120,639)           (976,287)                -
   ---------------    ---------------        ------------    --------------
      (469,834,471)      (337,256,674)        (12,417,387)                -
   ---------------    ---------------        ------------    --------------
      (469,834,471)      (337,256,674)        (12,417,387)                -
   ---------------    ---------------        ------------    --------------
        32,032,703       (966,776,906)            939,272      (217,664,309)
   ---------------    ---------------        ------------    --------------
            51,180             64,455               4,514            17,328
   ---------------    ---------------        ------------    --------------
      (274,843,418)      (820,805,084)         25,296,532      (151,823,238)
     2,698,929,252      3,519,734,336         281,642,897       433,466,135
   ---------------    ---------------        ------------    --------------
   $ 2,424,085,834    $ 2,698,929,252        $306,939,429    $  281,642,897
   ===============    ===============        ============    ==============
   $    (4,076,772)   $             -        $ (1,565,948)   $            -

          SMALL CAP VALUE                       SMALL CAP CORE
          EQUITY PORTFOLIO                     EQUITY PORTFOLIO
------------------------------------ ------------------------------------
      FOR THE                              FOR THE
 SIX MONTHS ENDED       FOR THE       SIX MONTHS ENDED       FOR THE
      3/31/06          YEAR ENDED          3/31/06          YEAR ENDED
    (UNAUDITED)         9/30/05          (UNAUDITED)         9/30/05
------------------ ----------------- ------------------ -----------------
    $     (24,044)    $      11,801       $   (374,401)      $  (323,999)
                -                 -                  -                 -
        8,131,218        24,313,119            918,390           832,757
        3,889,190           927,970          6,737,237         3,352,781
    -------------     -------------       ------------       -----------
       11,996,364        25,252,890          7,281,226         3,861,539
    -------------     -------------       ------------       -----------
          (67,528)                -                  -                 -
         (854,889)                -                  -                 -
          (67,932)                -                  -                 -
         (394,454)                -                  -                 -
         (160,437)                -                  -                 -
          (81,005)                -                  -                 -
    -------------     -------------       ------------       -----------
       (1,626,245)                -                  -                 -
    -------------     -------------       ------------       -----------
         (873,689)       (1,130,480)                 -                 -
      (11,235,231)      (12,364,497)          (307,016)          (23,123)
         (613,345)         (436,328)            (6,306)               (1)
       (5,676,463)       (6,644,284)          (244,721)          (29,098)
       (2,444,123)       (3,267,502)          (129,108)          (12,855)
       (1,219,049)       (1,382,122)          (329,511)          (38,775)
    -------------     -------------       ------------       -----------
      (22,061,900)      (25,225,213)        (1,016,662)         (103,852)
    -------------     -------------       ------------       -----------
      (23,688,145)      (25,225,213)        (1,016,662)         (103,852)
    -------------     -------------       ------------       -----------
        4,469,863        (3,500,476)        27,228,823        35,071,402
    -------------     -------------       ------------       -----------
            2,946             6,303              2,765             6,903
    -------------     -------------       ------------       -----------
       (7,218,972)       (3,466,496)        33,496,152        38,835,992
      128,598,666       132,065,162         48,300,916         9,464,924
    -------------     -------------       ------------       -----------
    $ 121,379,694     $ 128,598,666       $ 81,797,068       $48,300,916
    =============     =============       ============       ===========
    $  (1,638,488)    $      11,801       $   (374,401)      $        -

                                      129

                                BLACKROCK FUNDS
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                               SMALL CAP
                                                                             GROWTH EQUITY
                                                                               PORTFOLIO
                                                                  ------------------------------------
                                                                        FOR THE
                                                                   SIX MONTHS ENDED       FOR THE
                                                                        3/31/06          YEAR ENDED
                                                                      (UNAUDITED)         9/30/05
                                                                  ------------------ -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ..................................     $  (2,101,070)    $  (2,948,503)
  Net increase from payment by affiliate (Note D) ...............                 -                 -
  Net realized gain (loss) on investments, futures, options and
   foreign currency related transactions ........................        30,369,080        45,796,132
  Net unrealized gain (loss) on investments, futures, options and
   foreign currency related transactions ........................        54,363,578        48,085,897
                                                                      -------------     -------------
  Net increase in net assets resulting from operations ..........        82,631,588        90,933,526
                                                                      -------------     -------------
Distributions to shareholders from:
 Net investment income:
  Institutional Class ...........................................                 -                 -
  Investor A Class ..............................................                 -                 -
  Investor B Class ..............................................                 -                 -
  Investor C Class ..............................................                 -                 -
                                                                      -------------     -------------
  Total distributions from net investment income ................                 -                 -
                                                                      -------------     -------------
 Net realized gains:
  Institutional Class ...........................................                 -                 -
  Service Class .................................................                 -                 -
  Investor A Class ..............................................                 -                 -
  Investor B Class ..............................................                 -                 -
  Investor C Class ..............................................                 -                 -
                                                                      -------------     -------------
  Total distributions from net realized gains ...................                 -                 -
                                                                      -------------     -------------
  Total distributions to shareholders ...........................                 -                 -
                                                                      -------------     -------------
Capital share transactions ......................................        32,698,954        10,896,279
                                                                      -------------     -------------
Redemption fees .................................................            10,144           181,665
                                                                      -------------     -------------
  Total increase (decrease) in net assets .......................       115,340,686       102,011,470
Net assets:
  Beginning of period ...........................................       573,671,168       471,659,698
                                                                      -------------     -------------
  End of period .................................................     $ 689,011,854     $ 573,671,168
                                                                      =============     =============
  End of period undistributed (distributions in excess of) net
   investment income (loss) .....................................     $  (2,101,070)    $           -

                                                                            GLOBAL SCIENCE
                                                                             & TECHNOLOGY
                                                                            OPPORTUNITIES
                                                                              PORTFOLIO
                                                                  ----------------------------------
                                                                        FOR THE
                                                                   SIX MONTHS ENDED      FOR THE
                                                                        3/31/06         YEAR ENDED
                                                                      (UNAUDITED)        9/30/05
                                                                  ------------------ ---------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ..................................      $   (199,210)   $   (396,555)
  Net increase from payment by affiliate (Note D) ...............                 -               -
  Net realized gain (loss) on investments, futures, options and
   foreign currency related transactions ........................         3,053,343       1,490,284
  Net unrealized gain (loss) on investments, futures, options and
   foreign currency related transactions ........................           590,086       3,724,645
                                                                       ------------    ------------
  Net increase in net assets resulting from operations ..........         3,444,219       4,818,374
                                                                       ------------    ------------
Distributions to shareholders from:
 Net investment income:
  Institutional Class ...........................................                 -               -
  Investor A Class ..............................................                 -               -
  Investor B Class ..............................................                 -               -
  Investor C Class ..............................................                 -               -
                                                                       ------------    ------------
  Total distributions from net investment income ................                 -               -
                                                                       ------------    ------------
 Net realized gains:
  Institutional Class ...........................................                 -               -
  Service Class .................................................                 -               -
  Investor A Class ..............................................                 -               -
  Investor B Class ..............................................                 -               -
  Investor C Class ..............................................                 -               -
                                                                       ------------    ------------
  Total distributions from net realized gains ...................                 -               -
                                                                       ------------    ------------
  Total distributions to shareholders ...........................                 -               -
                                                                       ------------    ------------
Capital share transactions ......................................         6,318,867      (7,543,976)
                                                                       ------------    ------------
Redemption fees .................................................            24,389           2,297
                                                                       ------------    ------------
  Total increase (decrease) in net assets .......................         9,787,475      (2,723,305)
Net assets:
  Beginning of period ...........................................        24,443,498      27,166,803
                                                                       ------------    ------------
  End of period .................................................      $ 34,230,973    $ 24,443,498
                                                                       ============    ============
  End of period undistributed (distributions in excess of) net
   investment income (loss) .....................................      $   (208,509)   $          -

---------
1 Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      130

                          BLACKROCK FUNDS

                                                                         ALL-CAP
                         GLOBAL                                          GLOBAL
                        RESOURCES                                       RESOURCES
                        PORTFOLIO                                       PORTFOLIO
--------------------------------------------------------- -------------------------------------
      FOR THE                                                   FOR THE
  SIX MONTHS ENDED        FOR THE            FOR THE       SIX MONTHS ENDED        FOR THE
      3/31/06           PERIOD ENDED       PERIOD ENDED         3/31/06         PERIOD ENDED
    (UNAUDITED)        3/1/05-9/30/05     7/1/04-2/28/05      (UNAUDITED)     2/16/051-9/30/05
------------------- ------------------- ----------------- ------------------ ------------------
   $     4,117,303     $      (443,749)    $  (3,468,242)     $    (736,599)     $     (28,043)
                 -                   -            12,780                  -                  -
       147,008,774          54,208,005        79,429,401          2,515,867           (141,037)
       (59,764,284)        263,666,690       226,282,268         34,246,140         40,403,132
   ---------------     ---------------     -------------      -------------      -------------
        91,361,793         317,430,946       302,256,207         36,025,408         40,234,052
   ---------------     ---------------     -------------      -------------      -------------
          (307,204)                  -          (181,199)                 -                  -
        (5,966,984)                  -        (3,733,634)                 -                  -
          (663,366)                  -          (448,727)                 -                  -
        (1,146,191)                  -          (740,345)                 -                  -
   ---------------     ---------------     -------------      -------------      -------------
        (8,083,745)                  -        (5,103,905)                 -                  -
   ---------------     ---------------     -------------      -------------      -------------
        (4,512,903)                  -          (820,327)                 -                  -
                 -                   -                 -                  -                  -
       (94,937,633)                  -       (17,122,033)                 -                  -
       (13,508,171)                  -        (2,773,442)                 -                  -
       (23,448,838)                  -        (4,875,287)                 -                  -
   ---------------     ---------------     -------------      -------------      -------------
      (136,407,545)                  -       (25,591,089)                 -                  -
   ---------------     ---------------     -------------      -------------      -------------
      (144,491,290)                  -       (30,694,994)                 -                  -
   ---------------     ---------------     -------------      -------------      -------------
        25,332,565         (50,140,775)       42,478,605        285,149,284        204,128,207
   ---------------     ---------------     -------------      -------------      -------------
            88,754              46,530               323            117,760             38,965
   ---------------     ---------------     -------------      -------------      -------------
       (27,708,178)        267,336,701       314,040,141        321,292,452        244,401,224
     1,237,135,902         969,799,201       655,759,060        244,401,224                  -
   ---------------     ---------------     -------------      -------------      -------------
   $ 1,209,427,724     $ 1,237,135,902     $ 969,799,201      $ 565,693,676      $ 244,401,224
   ===============     ===============     =============      =============      =============
   $    (7,571,647)    $    (3,567,059)    $  (5,178,168)     $    (733,183)     $           -

                       HEALTH
                      SCIENCES
                      PORTFOLIO
-----------------------------------------------------
      FOR THE
 SIX MONTHS ENDED       FOR THE          FOR THE
      3/31/06        PERIOD ENDED       YEAR ENDED
    (UNAUDITED)     3/1/05-9/30/05       2/28/05
------------------ ---------------- -----------------
    $  (1,412,223)   $  (1,078,198)    $  (1,374,367)
                -                -                 -
       25,168,877       13,057,283         2,631,862
       19,757,708       20,207,065           833,330
    -------------    -------------     -------------
       43,514,362       32,186,150         2,090,825
    -------------    -------------     -------------
                -                -                 -
                -                -                 -
                -                -                 -
                -                -                 -
    -------------    -------------     -------------
                -                -                 -
    -------------    -------------     -------------
       (1,084,099)          (2,568)         (271,998)
           (3,101)               -                 -
       (5,912,450)         (41,146)       (3,693,722)
       (1,377,483)         (15,739)       (1,432,836)
       (3,056,378)         (15,894)         (970,853)
    -------------    -------------     -------------
      (11,433,511)         (75,347)       (6,369,409)
    -------------    -------------     -------------
      (11,433,511)         (75,347)       (6,369,409)
    -------------    -------------     -------------
      351,885,104      179,642,409        42,894,626
    -------------    -------------     -------------
           88,827           36,207               306
    -------------    -------------     -------------
      384,054,782      211,789,419        38,616,348
      347,344,295      135,554,876        96,938,528
    -------------    -------------     -------------
    $ 731,399,077    $ 347,344,295     $ 135,554,876
    =============    =============     =============
    $  (1,412,223)   $           -     $           -

                                      131

                                BLACKROCK FUNDS
                STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                             U.S. OPPORTUNITIES
                                                                                 PORTFOLIO
                                                                    ------------------------------------
                                                                          FOR THE
                                                                     SIX MONTHS ENDED       FOR THE
                                                                          3/31/06          YEAR ENDED
                                                                        (UNAUDITED)         9/30/05
                                                                    ------------------ -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ....................................     $    (528,214)    $  (1,397,619)
  Net increase from payment by affiliate (Note D) .................                 -                 -
  Net realized gain (loss) on investments, futures, options, swap and swaption contracts and foreign currency related
   transactions ...................................................        11,308,719        15,197,435
  Net unrealized gain (loss) on investments, futures, options, swap and swaption contracts and foreign currency related
   transactions ...................................................         6,109,544         7,564,012
                                                                        -------------     -------------
  Net increase in net assets resulting from operations ............        16,890,049        21,363,828
                                                                        -------------     -------------
Distributions to shareholders from:
 Net investment income:
  Institutional Class .............................................                 -                 -
  Service Class ...................................................                 -                 -
  Investor A Class ................................................                 -                 -
  Investor B Class ................................................                 -                 -
  Investor C Class ................................................                 -                 -
                                                                        -------------     -------------
  Total distributions from net investment income ..................                 -                 -
                                                                        -------------     -------------
 Net realized gains:
  Institutional Class .............................................                 -                 -
  Service Class ...................................................                 -                 -
  Investor A Class ................................................                 -                 -
  Investor B Class ................................................                 -                 -
  Investor C Class ................................................                 -                 -
                                                                        -------------     -------------
  Total distributions from net realized gains .....................                 -                 -
                                                                        -------------     -------------
  Total distributions to shareholders .............................                 -                 -
                                                                        -------------     -------------
Capital share transactions ........................................         4,342,103       (26,240,680)
                                                                        -------------     -------------
Redemption fees ...................................................             4,530             7,627
                                                                        -------------     -------------
  Total increase (decrease) in net assets .........................        21,236,682        (4,869,225)
Net assets:
  Beginning of period .............................................        96,045,242       100,914,467
                                                                        -------------     -------------
  End of period ...................................................     $ 117,281,924     $  96,045,242
                                                                        =============     =============
  End of period undistributed (distributions in excess of) net
   investment income (loss) .......................................     $    (528,214)    $           -

                                                                       GLOBAL OPPORTUNITIES
                                                                            PORTFOLIO
                                                                    -------------------------
                                                                             FOR THE
                                                                              PERIOD
                                                                     1/31/061 THROUGH 3/31/06
                                                                           (UNAUDITED)
                                                                    -------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ....................................             $     29,899
  Net increase from payment by affiliate (Note D) .................                        -
  Net realized gain (loss) on investments, futures, options, swap and swaption contracts and foreign currency related
   transactions ...................................................                 (112,419)
  Net unrealized gain (loss) on investments, futures, options, swap and swaption contracts and foreign currency related
   transactions ...................................................                  482,524
                                                                                ------------
  Net increase in net assets resulting from operations ............                  400,004
                                                                                ------------
Distributions to shareholders from:
 Net investment income:
  Institutional Class .............................................                        -
  Service Class ...................................................                        -
  Investor A Class ................................................                        -
  Investor B Class ................................................                        -
  Investor C Class ................................................                        -
                                                                                ------------
  Total distributions from net investment income ..................                        -
                                                                                ------------
 Net realized gains:
  Institutional Class .............................................                        -
  Service Class ...................................................                        -
  Investor A Class ................................................                        -
  Investor B Class ................................................                        -
  Investor C Class ................................................                        -
                                                                                ------------
  Total distributions from net realized gains .....................                        -
                                                                                ------------
  Total distributions to shareholders .............................                        -
                                                                                ------------
Capital share transactions ........................................               15,148,322
                                                                                ------------
Redemption fees ...................................................                       72
                                                                                ------------
  Total increase (decrease) in net assets .........................               15,548,398
Net assets:
  Beginning of period .............................................                        -
                                                                                ------------
  End of period ...................................................             $ 15,548,398
                                                                                ============
  End of period undistributed (distributions in excess of) net
   investment income (loss) .......................................             $     41,311

---------
1 Commencement of operations.
2 Prior period presentation reclassified to conform with current period presentation.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      132

                          BLACKROCK FUNDS

            INTERNATIONAL                                     ASSET
            OPPORTUNITIES                                  ALLOCATION
              PORTFOLIO                                     PORTFOLIO
------------------------------------- -----------------------------------------------------
      FOR THE                               FOR THE
  SIX MONTHS ENDED       FOR THE       SIX MONTHS ENDED       FOR THE
      3/31/06           YEAR ENDED          3/31/06        PERIOD ENDED     FOR THE PERIOD
    (UNAUDITED)          9/30/05          (UNAUDITED)     3/1/05-9/30/05    4/1/04-2/28/05
------------------- ----------------- ------------------ ---------------- -----------------
   $       569,992     $   6,868,238      $   4,545,054    $   5,815,784     $   8,458,060
                 -                 -                  -          92,6902            90,574
        99,690,874        49,584,098         27,223,943       29,870,872        32,890,808
       109,544,297       114,351,248         12,409,121       (4,643,873)        7,489,575
   ---------------     -------------      -------------    -------------     -------------
       209,805,163       170,803,584         44,178,118       31,135,473        48,929,017
   ---------------     -------------      -------------    -------------     -------------
        (2,535,083)       (1,442,124)          (321,609)        (337,855)         (549,136)
          (924,596)         (249,027)           (18,943)         (19,977)                -
        (3,085,154)       (1,244,655)        (4,119,099)      (4,253,377)      (13,021,288)
          (709,980)         (134,589)          (863,410)        (633,349)       (2,669,527)
        (1,417,977)         (279,752)          (360,303)        (240,743)       (1,074,297)
   ---------------     -------------      -------------    -------------     -------------
        (8,672,790)       (3,350,147)        (5,683,364)      (5,485,301)      (17,314,248)
   ---------------     -------------      -------------    -------------     -------------
        (4,966,335)                -         (1,248,807)               -          (669,622)
        (1,817,729)                -            (90,782)               -                 -
        (6,379,387)                -        (20,421,460)               -       (17,005,778)
        (1,796,484)                -         (7,602,194)               -        (5,240,921)
        (3,424,897)                -         (2,902,370)               -        (2,030,016)
   ---------------     -------------      -------------    -------------     -------------
       (18,384,832)                -        (32,265,613)               -       (24,946,337)
   ---------------     -------------      -------------    -------------     -------------
       (27,057,622)       (3,350,147)       (37,948,977)      (5,485,301)      (42,260,585)
   ---------------     -------------      -------------    -------------     -------------
       293,645,451       234,875,667         12,116,411      (66,734,439)      147,427,659
   ---------------     -------------      -------------    -------------     -------------
           122,630           201,642             26,492           44,269             4,202
   ---------------     -------------      -------------    -------------     -------------
       476,515,622       402,530,746         18,372,044      (41,039,998)      154,100,293
       718,172,378       315,641,632        772,434,614      813,474,612       659,374,319
   ---------------     -------------      -------------    -------------     -------------
   $ 1,194,688,000     $ 718,172,378      $ 790,806,658    $ 772,434,614     $ 813,474,612
   ===============     =============      =============    =============     =============
   $    (1,622,119)    $   5,137,726      $      18,268    $   1,210,069     $  (4,173,594)

                INDEX
                EQUITY
              PORTFOLIO
--------------------------------------
      FOR THE
 SIX MONTHS ENDED        FOR THE
      3/31/06           YEAR ENDED
    (UNAUDITED)          9/30/05
------------------ -------------------
  $     9,399,471     $    20,792,561
                -                   -
       (3,157,358)         (3,338,645)
       69,803,106         135,530,934
  ---------------     ---------------
       76,045,219         152,984,850
  ---------------     ---------------
       (5,272,266)        (11,360,943)
         (622,338)         (1,107,048)
       (2,259,002)         (5,058,819)
         (479,719)         (1,445,481)
         (837,739)         (2,325,818)
  ---------------     ---------------
       (9,471,064)        (21,298,109)
  ---------------     ---------------
                -                   -
                -                   -
                -                   -
                -                   -
                -                   -
  ---------------     ---------------
                -                   -
  ---------------     ---------------
       (9,471,064)        (21,298,109)
  ---------------     ---------------
     (154,489,459)       (197,754,594)
  ---------------     ---------------
           16,357              96,968
  ---------------     ---------------
      (87,898,947)        (65,970,885)
    1,325,106,444       1,391,077,329
  ---------------     ---------------
  $ 1,237,207,497     $ 1,325,106,444
  ===============     ===============
  $       252,631     $       324,224

                                      133

                                BLACKROCK FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 GAIN (LOSS)
                                     NET                       ON INVESTMENTS,
                                    ASSET                     FOREIGN CURRENCY
                                    VALUE          NET           AND OPTIONS
                                  BEGINNING     INVESTMENT     (BOTH REALIZED
                                  OF PERIOD   INCOME (LOSS)    AND UNREALIZED)
                                 ----------- --------------- ------------------
     --------
     Investment Trust
     --------
     Institutional Class
     10/1/05 through 3/31/0631     $   13.37    $   0.085             $   0.57
     9/30/05                           11.95        0.145                 1.38
     9/30/04                           10.32        0.095                 1.67
     9/30/0327                          8.50        0.10                  1.83
     9/30/0227                         11.25        0.11                (2.86)
     9/30/0127                         20.77        0.06                (6.46)
     Service Class
     10/1/05 through 3/31/0631     $   13.39    $   0.065             $   0.57
     9/30/05                           11.97        0.135                 1.35
     9/30/04                           10.33        0.065                 1.67
     9/30/0327                          8.44        0.10                  1.79
     9/30/0227                         11.21        0.01                (2.78)
     9/30/0127                         20.73        0.01                (6.43)
     Investor A Class
     10/1/05 through 3/31/0631     $   13.20    $   0.055             $   0.56
     9/30/05                           11.79        0.095                 1.70
     9/30/04                           10.18        0.045                 1.64
     9/30/0327                          8.41        0.06                  1.79
     9/30/0227                         11.17      (0.01)               (2.75)
     9/30/0127                         20.69      (0.02)               (6.42)
     Investor B Class
     10/1/05 through 3/31/0631     $   12.59    $      -5,33          $   0.55
     9/30/05                           11.30           -5,33              1.29
     9/30/04                            9.78      (0.04)5                1.57
     9/30/0327                          8.06      (0.02)                 1.74
     9/30/0227                         10.79      (0.10)               (2.63)
     9/30/0127                         20.21      (0.13)               (6.22)
     Investor C Class
     10/1/05 through 3/31/0631     $   12.61    $      -5,33          $   0.54
     9/30/05                           11.31           -5,33              1.30
     9/30/04                            9.77      (0.04)5                1.58
     9/30/0327                          8.06      (0.02)5                1.73
     9/30/0227                         10.79      (0.11)               (2.62)
     9/30/0127                         20.20      (0.15)               (6.19)
     ------------
     Large Cap Value Equity
     ------------
     Institutional Class
     10/1/05 through 3/31/0631     $   14.59  $   0.135               $   0.86
     9/30/05                           12.70      0.235                   1.89
     9/30/04                           10.77      0.185                   1.93
     9/30/0327                          8.82      0.16                    1.94
     9/30/0227                         12.60      0.10                  (3.42)
     9/30/0127                         15.13      0.14                  (1.28)
     Service Class
     10/1/05 through 3/31/0631     $   14.63  $   0.115               $   0.86
     9/30/05                           12.73      0.195                   1.88
     9/30/04                           10.79      0.145                   1.94
     9/30/0327                          8.83      0.12                    1.96
     9/30/0227                         12.61      0.06                  (3.42)
     9/30/0127                         15.13      0.10                  (1.27)

                                                                  DISTRIBUTIONS
                                  DISTRIBUTIONS                     FROM NET         NET
                                     FROM NET     DISTRIBUTIONS     REALIZED     ASSET VALUE
                                    INVESTMENT         FROM          CAPITAL       END OF
                                      INCOME         CAPITAL          GAINS        PERIOD
                                 --------------- --------------- -------------- ------------
     --------
     Investment Trust
     --------
     Institutional Class
     10/1/05 through 3/31/0631        $   (0.10)       $      -      $   (0.34)    $   13.58
     9/30/05                              (0.10)              -              -         13.37
     9/30/04                              (0.13)              -              -         11.95
     9/30/0327                            (0.11)              -              -         10.32
     9/30/0227                                -               -              -          8.50
     9/30/0127                            (0.05)          (0.02)       (3.05)        11.25
     Service Class
     10/1/05 through 3/31/0631        $   (0.06)       $      -      $   (0.34)    $   13.62
     9/30/05                              (0.06)              -              -         13.39
     9/30/04                              (0.09)              -              -         11.97
     9/30/0327                                -               -              -         10.33
     9/30/0227                                -               -              -          8.44
     9/30/0127                            (0.03)          (0.02)       (3.05)        11.21
     Investor A Class
     10/1/05 through 3/31/0631        $   (0.07)       $      -      $   (0.34)    $   13.40
     9/30/05                              (0.38)              -              -         13.20
     9/30/04                              (0.07)              -              -         11.79
     9/30/0327                            (0.08)              -              -         10.18
     9/30/0227                                -               -              -          8.41
     9/30/0127                            (0.01)          (0.02)       (3.05)        11.17
     Investor B Class
     10/1/05 through 3/31/0631        $       -        $      -      $   (0.34)    $   12.80
     9/30/05                                  -               -              -         12.59
     9/30/04                              (0.01)              -              -         11.30
     9/30/0327                                -               -              -          9.78
     9/30/0227                                -               -              -          8.06
     9/30/0127                                -           (0.02)       (3.05)        10.79
     Investor C Class
     10/1/05 through 3/31/0631        $       -        $      -      $   (0.34)    $   12.81
     9/30/05                                  -               -              -         12.61
     9/30/04                                  -               -              -         11.31
     9/30/0327                                -               -              -          9.77
     9/30/0227                                -               -              -          8.06
     9/30/0127                            (0.02)              -        (3.05)        10.79
     ------------
     Large Cap Value Equity
     ------------
     Institutional Class
     10/1/05 through 3/31/0631        $   (0.13)       $      -      $       -     $   15.45
     9/30/05                              (0.23)              -              -         14.59
     9/30/04                              (0.18)              -              -         12.70
     9/30/0327                            (0.15)              -              -         10.77
     9/30/0227                            (0.09)              -        (0.37)         8.82
     9/30/0127                            (0.14)              -        (1.25)        12.60
     Service Class
     10/1/05 through 3/31/0631        $   (0.11)       $      -      $       -     $   15.49
     9/30/05                              (0.17)              -              -         14.63
     9/30/04                              (0.14)              -              -         12.73
     9/30/0327                            (0.12)              -              -         10.79
     9/30/0227                            (0.05)              -        (0.37)         8.83
     9/30/0127                            (0.10)              -        (1.25)        12.61

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      134

                                BLACKROCK FUNDS

                                                     RATIO OF NET
                                       NET ASSETS     EXPENSES TO
               TOTAL                 END OF PERIOD    AVERAGE NET
               RETURN                    (000)          ASSETS
----------------------------------- --------------- --------------
                       4.98%12,30        $  510,532         0.78%2
                      12.7212               523,607         0.81
                      17.11                  51,593         0.81
                      22.80                  60,886         0.81
                     (24.44)                134,859         0.81
                     (35.29)                755,701         0.81

                       4.75%12,30        $    1,119         1.06%2
                      12.4112                 1,566         1.11
                      16.83                   1,714         1.07
                      22.39                   1,988         1.11
                     (24.71)                  3,797         1.11
                     (35.49)                143,283         1.11
                       4.70%3,12,30      $  515,100         1.16%2
                      12.303,12             552,118         1.16
                      16.603                 17,632         1.26
                      22.093                 19,408         1.28
                     (24.71)3                24,816         1.28
                     (35.65)3                37,267         1.28

                       4.43%4,12,30      $  222,845         1.91%2
                      11.424,12             243,232         1.91
                      15.704                 20,448         2.01
                      21.344                 21,182         2.03
                     (25.30)4                22,119         2.03
                     (36.11)4                40,403         2.03
                       4.34%4,12,30      $   21,196         1.90%2
                      11.494,12              23,893         1.91
                      15.784                  2,413         2.03
                      21.224                  1,829         2.03
                     (25.30)4                 1,923         2.03
                     (36.07)4                 3,955         2.03
                       6.82%12,30        $  122,673         0.77%2
                      16.7912               128,501         0.79
                      19.6712               114,374         0.79
                      23.93                 151,602         0.79
                     (27.41)                369,792         0.79
                      (8.22)              1,345,903         0.79

                       6.64%12,30        $   24,088         1.09%2
                      16.3612                24,542         1.09
                      19.3512                46,353         1.09
                      23.60                  62,080         1.09
                     (27.66)                133,903         1.09
                      (8.44)                254,166         1.09

                                       RATIO OF NET
  RATIO OF TOTAL     RATIO OF NET       INVESTMENT
   EXPENSES TO        INVESTMENT      INCOME (LOSS)
   AVERAGE NET      INCOME (LOSS)     TO AVERAGE NET    PORTFOLIO
ASSETS (EXCLUDING     TO AVERAGE    ASSETS (EXCLUDING   TURNOVER
     WAIVERS)         NET ASSETS         WAIVERS)         RATE
------------------ --------------- ------------------- ----------
            0.97%2          1.17%2              0.98%2        38%
            1.09            1.09                0.81         105
            0.99            0.81                0.63          72
            0.96            0.93                0.79          98
            0.87            0.36                0.30         124
            0.82            0.38                0.37         114

            1.23%2          0.88%2              0.71%2        38%
            1.32            1.02                0.81         105
            1.23            0.56                0.40          72
            1.26            0.64                0.49          98
            1.16            0.06                0.02         124
            1.12            0.07                0.06         114
            1.41%2          0.79%2              0.54%2        38%
            1.43            0.71                0.44         105
            1.47            0.37                0.16          72
            1.43            0.45                0.30          98
            1.36           (0.04)              (0.11)        124
            1.30           (0.09)              (0.10)        114

            2.10%2          0.04%2             (0.15)%2       38%
            2.08           (0.02)              (0.19)        105
            2.13           (0.39)              (0.50)         72
            2.18           (0.30)              (0.45)         98
            2.11           (0.78)              (0.86)        124
            2.05           (0.84)              (0.85)        114
            2.02%2         0.05%2             (0.07)%2       38%
            2.07           (0.01)              (0.17)        105
            2.14           (0.39)              (0.50)         72
            2.18           (0.25)              (0.40)         98
            2.11           (0.80)              (0.87)        124
            2.04           (0.09)              (0.09)        114
            0.92%2          1.78%2              1.63%2        26%
            0.99            1.66                1.46          93
            0.91            1.45                1.33          75
            0.91            1.27                1.15         150
            0.84            0.72                0.68         128
            0.80            1.00                0.99         114

            1.22%2          1.45%2              1.32%2        26%
            1.23            1.37                1.23          93
            1.22            1.15                1.03          75
            1.21            0.98                0.87         150
            1.15            0.45                0.40         128
            1.10            0.69                0.69         114

                    135

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 GAIN (LOSS)
                                     NET                       ON INVESTMENTS,                         DISTRIBUTIONS
                                    ASSET                     FOREIGN CURRENCY                           FROM NET         NET
                                    VALUE          NET           AND OPTIONS        DISTRIBUTIONS        REALIZED     ASSET VALUE
                                  BEGINNING     INVESTMENT     (BOTH REALIZED    FROM NET INVESTMENT      CAPITAL       END OF
                                  OF PERIOD   INCOME (LOSS)    AND UNREALIZED)          INCOME             GAINS        PERIOD
                                 ----------- --------------- ------------------ --------------------- -------------- ------------
     ------------------
     Large Cap Value Equity (Continued)
     ------------------
     Investor A Class
     10/1/05 through 3/31/0631     $   14.59      $   0.105           $   0.86             $   (0.10)       $     -     $   15.45
     9/30/05                           12.71          0.175               1.89                 (0.18)             -         14.59
     9/30/04                           10.78          0.135               1.93                 (0.13)             -         12.71
     9/30/0327                          8.83          0.09                1.96                 (0.10)             -         10.78
     9/30/0227                         12.59          0.02               (3.39)                (0.02)         (0.37)         8.83
     9/30/0127                         15.11          0.07               (1.27)                (0.07)         (1.25)        12.59
     Investor B Class
     10/1/05 through 3/31/0631     $   14.32      $   0.045           $   0.84             $   (0.04)       $     -     $   15.16
     9/30/05                           12.48          0.075               1.85                 (0.08)             -         14.32
     9/30/04                           10.58          0.035               1.91                 (0.04)             -         12.48
     9/30/0327                          8.66          0.01                1.93                 (0.02)             -         10.58
     9/30/0227                         12.43         (0.07)              (3.33)                    -          (0.37)         8.66
     9/30/0127                         14.97         (0.03)              (1.26)                    -          (1.25)        12.43
     Investor C Class
     10/1/05 through 3/31/0631     $   14.33      $   0.055           $   0.84             $   (0.05)       $     -     $   15.17
     9/30/05                           12.48          0.075               1.86                 (0.08)             -         14.33
     9/30/04                           10.59          0.035               1.90                 (0.04)             -         12.48
     9/30/0327                          8.67          0.01                1.93                 (0.02)             -         10.59
     9/30/0227                         12.44         (0.07)              (3.33)                    -          (0.37)         8.67
     9/30/0127                         14.97         (0.03)              (1.25)                    -          (1.25)        12.44
     -------------
     Large Cap Growth Equity
     -------------
     Institutional Class
     10/1/05 through 3/31/0631     $   10.09      $   0.025           $   0.58             $   (0.09)       $     -     $   10.60
     9/30/05                            8.92          0.075               1.10                     -              -         10.09
     9/30/04                            8.18          0.025               0.72                     -              -          8.92
     9/30/0327                          6.71          0.03                1.44                     -              -          8.18
     9/30/0227                          9.10         (0.01)              (2.38)                    -              -          6.71
     9/30/0127                         23.72         (0.02)             (11.82)                    -          (2.78)         9.10
     Service Class
     10/1/05 through 3/31/0631     $    9.84      $   0.015           $   0.56             $   (0.03)       $     -     $   10.38
     9/30/05                            8.72          0.055               1.07                     -              -          9.84
     9/30/04                            8.03         (0.01)5              0.70                     -              -          8.72
     9/30/0327                          6.60         (0.01)               1.44                     -              -          8.03
     9/30/0227                          8.99         (0.02)              (2.37)                    -              -          6.60
     9/30/0127                         23.52         (0.05)             (11.70)                    -          (2.78)         8.99
     Investor A Class
     10/1/05 through 3/31/0631     $    9.68      $      -5,33       $    0.56             $   (0.05)       $     -     $   10.19
     9/30/05                            8.60          0.045               1.04                     -              -          9.68
     9/30/04                            7.92         (0.02)5              0.70                     -              -          8.60
     9/30/0327                          6.53         (0.02)               1.41                     -              -          7.92
     9/30/0227                          8.90         (0.05)              (2.32)                    -              -          6.53
     9/30/0127                         23.36         (0.09)             (11.59)                    -          (2.78)         8.90
     Investor B Class
     10/1/05 through 3/31/0631     $    8.86      $  (0.03)5          $   0.50             $       -        $     -     $    9.33
     9/30/05                            7.92         (0.03)5              0.97                     -              -          8.86
     9/30/04                            7.35         (0.08)5              0.65                     -              -          7.92
     9/30/0327                          6.11         (0.07)               1.31                     -              -          7.35
     9/30/0227                          8.39         (0.12)              (2.16)                    -              -          6.11
     9/30/0127                         22.34         (0.19)             (10.98)                    -          (2.78)         8.39
     Investor C Class
     10/1/05 through 3/31/0631     $    8.84      $  (0.03)5          $   0.51             $       -        $     -     $    9.32
     9/30/05                            7.91         (0.03)5              0.96                     -              -          8.84
     9/30/04                            7.34         (0.08)5              0.65                     -              -          7.91
     9/30/0327                          6.10         (0.07)               1.31                     -              -          7.34
     9/30/0227                          8.37         (0.13)              (2.14)                    -              -          6.10
     9/30/0127                         22.31         (0.19)             (10.97)                    -          (2.78)         8.37

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      136

                                BLACKROCK FUNDS

                                                     RATIO OF NET
                                       NET ASSETS     EXPENSES TO
               TOTAL                 END OF PERIOD    AVERAGE NET
               RETURN                    (000)          ASSETS
----------------------------------- --------------- --------------

                       6.62%3,12,30       $ 157,010         1.17%2
                      16.273,12             154,337         1.18
                      19.193,12              54,311         1.19
                      23.323                 63,733         1.26
                     (27.70)3                76,044         1.27
                      (8.64)3                57,672         1.27

                       6.18%4,12,30       $  40,887         1.96%2
                      15.384,12              43,219         1.96
                      18.344,12              18,203         1.99
                      22.424                 17,634         2.01
                     (28.32)4                17,312         2.01
                      (9.36)4                29,178         2.01
                       6.20%4,12,30       $  10,510         1.92%2
                      15.464,12              10,543         1.93
                      18.274,12               6,805         1.99
                      22.404                  5,141         2.01
                     (28.29)4                 5,868         2.01
                      (9.29)4                 9,738         2.01
                       6.00%12,30         $  19,672         0.74%2
                      13.1212                21,841         0.82
                       9.0512                27,725         0.82
                      21.9112                36,686         0.82
                     (26.26)                100,521         0.82
                     (55.58)                557,928         0.82

                       5.79%12,30         $   5,735         1.10%2
                      12.8412                 5,972         1.12
                       8.5912                33,182         1.12
                      21.6712                43,625         1.12
                     (26.59)                130,932         1.12
                     (55.68)                158,367         1.12
                       5.81%3,12,30       $  16,907         1.21%2
                      12.563,12              16,002         1.22
                       8.593,12              18,985         1.27
                      21.293,12              27,739         1.29
                     (26.63)3                34,513         1.29
                     (55.78)3                35,609         1.29

                       5.31%4,12,30       $   9,277         1.99%2
                      11.874,12              10,008         1.97
                       7.764,12              12,693         2.03
                      20.304,12              14,358         2.04
                     (27.18)4                14,332         2.04
                     (56.08)4                25,986         2.04
                       5.43%4,12,30       $   2,669         1.95%2
                      11.764,12               2,236         1.97
                       7.774,12               2,558         2.03
                      20.334,12               2,579         2.04
                     (27.12)4                 2,424         2.04
                     (56.11)4                 4,711         2.04

                                        RATIO OF NET
   RATIO OF TOTAL     RATIO OF NET       INVESTMENT
    EXPENSES TO        INVESTMENT      INCOME (LOSS)
    AVERAGE NET      INCOME (LOSS)     TO AVERAGE NET    PORTFOLIO
 ASSETS (EXCLUDING     TO AVERAGE    ASSETS (EXCLUDING   TURNOVER
      WAIVERS)         NET ASSETS         WAIVERS)         RATE
------------------- --------------- ------------------- ----------

             1.32%2          1.37%2             1.22%2         26%
             1.35            1.25               1.08           93
             1.36            1.05               0.88           75
             1.38            0.83               0.71          150
             1.32            0.22               0.17          128
             1.27            0.53               0.52          114

             2.02%2          0.58%2             0.52%2         26%
             2.02            0.48               0.42           93
             2.08            0.25               0.16           75
             2.13            0.09              (0.03)         150
             2.07           (0.51)             (0.56)         128
             2.02           (0.23)             (0.24)         114
             1.98%2          0.60%2             0.54%2         26%
             1.99            0.51               0.45           93
             2.05            0.26               0.20           75
             2.13            0.09              (0.03)         150
             2.06           (0.50)             (0.55)         128
             2.02           (0.24)             (0.25)         114
             1.04%2          0.48%2             0.18%2         40%
             1.15            0.77               0.44           63
             1.01            0.20               0.01           70
             0.93            0.19               0.08           90
             0.87           (0.05)             (0.09)         130
             0.83           (0.11)             (0.12)         164

             1.36%2          0.12%2            (0.14)%2        40%
             1.40            0.55               0.27           63
             1.30           (0.10)             (0.27)          70
             1.22           (0.11)             (0.22)          90
             1.17           (0.30)             (0.34)         130
             1.13           (0.41)             (0.42)         164
             1.50%2          0.01%2            (0.28)%2        40%
             1.50            0.38               0.10           63
             1.50           (0.26)             (0.49)          70
             1.40           (0.27)             (0.38)          90
             1.34           (0.48)             (0.52)         130
             1.30           (0.59)             (0.60)         164

             2.26%2        (0.77)%2           (1.04)%2         40%
             2.15           (0.37)             (0.55)          63
             2.16           (1.01)             (1.14)          70
             2.15           (1.01)             (1.12)          90
             2.09           (1.23)             (1.28)         130
             2.05           (1.33)             (1.34)         164
             2.13%2        (0.72)%2           (0.90)%2         40%
             2.15           (0.40)             (0.58)          63
             2.18           (1.01)             (1.16)          70
             2.15           (1.01)             (1.12)          90
             2.09           (1.23)             (1.28)         130
             2.05           (1.33)             (1.34)         164

                    137

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  GAIN (LOSS)
                                     NET                        ON INVESTMENTS,
                                    ASSET                      FOREIGN CURRENCY
                                    VALUE           NET           AND OPTIONS
                                  BEGINNING     INVESTMENT      (BOTH REALIZED
                                  OF PERIOD    INCOME (LOSS)    AND UNREALIZED)
                                 ----------- ---------------- ------------------
     ---------
     Dividend Achievers(TM)
     ---------
     Institutional Class
     10/1/05 through 3/31/0631     $   10.75    $    0.135           $   0.50
     9/30/05                            9.96         0.225               0.71
     9/08/041 through 9/30/04          10.00         0.015              (0.05)
     Service Class
     10/1/05 through 3/31/0631     $   10.72    $    0.115           $   0.51
     9/30/05                            9.95         0.185               0.75
     9/08/041 through 9/30/04          10.00            -5,33           (0.05)
     Investor A Class
     10/1/05 through 3/31/0631     $   10.75    $    0.105           $   0.52
     9/30/05                            9.96         0.175               0.77
     9/08/041 through 9/30/04          10.00         0.015              (0.05)
     Investor B Class
     10/1/05 through 3/31/0631     $   10.74    $    0.065           $   0.51
     9/30/05                            9.96         0.095               0.79
     9/08/041 through 9/30/04          10.00         0.015              (0.05)
     Investor C Class
     10/1/05 through 3/31/0631     $   10.73    $    0.065           $   0.51
     9/30/05                            9.96         0.105               0.77
     9/08/041 through 9/30/04          10.00         0.015              (0.05)
     ---
     Legacy
     ---
     Institutional Class
     10/1/05 through 3/31/0631     $   14.19    $   (0.01)5          $   1.07
     11/01/04 through 9/30/05          12.78         0.055               1.36
     10/31/04                          12.17        (0.04)               0.65
     10/31/03                          10.14        (0.02)               2.05
     10/31/0227                        11.74            -33             (1.60)
     10/31/0127                        16.61        (0.01)              (4.86)
     Service Class
     10/1/05 through 3/31/0631     $   13.81    $   (0.04)5          $   1.05
     1/28/051 through 9/30/05          12.96        (0.05)5              0.90
     Investor A Class
     10/1/05 through 3/31/0631     $   13.82    $   (0.03)5          $   1.03
     11/01/04 through 9/30/05          12.47         0.025               1.33
     10/31/04                          11.91        (0.08)               0.64
     10/31/03                           9.96        (0.05)               2.00
     10/31/0227                        11.56        (0.03)              (1.57)
     10/31/0127                        16.39        (0.05)              (4.78)
     Investor B Class
     10/1/05 through 3/31/0631     $   13.06    $   (0.08)5          $   0.97
     11/01/04 through 9/30/05          11.86        (0.06)5              1.26
     10/31/04                          11.41        (0.15)               0.60
     10/31/03                           9.61        (0.12)               1.92
     10/31/0227                        11.23        (0.11)              (1.51)
     10/31/0127                        16.05        (0.15)              (4.67)
     Investor C Class
     10/1/05 through 3/31/0631     $   13.06    $   (0.08)5          $   0.98
     11/01/04 through 9/30/05          11.86        (0.06)5              1.26
     10/31/04                          11.41        (0.15)               0.60
     10/31/03                           9.61        (0.11)               1.91
     10/31/0227                        11.23        (0.11)              (1.51)
     10/31/0127                        16.05        (0.15)              (4.67)

                                                        DISTRIBUTIONS
                                                          FROM NET     REDEMPTION       NET
                                     DISTRIBUTIONS        REALIZED     FEES ADDED   ASSET VALUE
                                  FROM NET INVESTMENT      CAPITAL     TO PAID-IN     END OF
                                         INCOME             GAINS        CAPITAL      PERIOD
                                 --------------------- -------------- ------------ ------------
     ---------
     Dividend Achievers(TM)
     ---------
     Institutional Class
     10/1/05 through 3/31/0631              $   (0.12)     $   (0.01)    $     -      $   11.25
     9/30/05                                    (0.14)         (0.01)       0.01          10.75
     9/08/041 through 9/30/04                       -              -           -           9.96
     Service Class
     10/1/05 through 3/31/0631              $   (0.11)     $   (0.01)    $     -      $   11.22
     9/30/05                                    (0.15)         (0.01)       0.01          10.72
     9/08/041 through 9/30/04                       -              -           -           9.95
     Investor A Class
     10/1/05 through 3/31/0631              $   (0.10)     $   (0.01)    $     -      $   11.26
     9/30/05                                    (0.14)         (0.01)       0.01          10.75
     9/08/041 through 9/30/04                       -              -           -           9.96
     Investor B Class
     10/1/05 through 3/31/0631              $   (0.06)     $   (0.01)    $     -      $   11.24
     9/30/05                                    (0.09)         (0.01)       0.01          10.74
     9/08/041 through 9/30/04                       -              -           -           9.96
     Investor C Class
     10/1/05 through 3/31/0631              $   (0.06)     $   (0.01)    $     -      $   11.23
     9/30/05                                    (0.09)         (0.01)       0.01          10.73
     9/08/041 through 9/30/04                       -              -           -           9.96
     ---
     Legacy
     ---
     Institutional Class
     10/1/05 through 3/31/0631              $       -      $       -     $     -      $   15.25
     11/01/04 through 9/30/05                       -              -           -          14.19
     10/31/04                                       -              -           -          12.78
     10/31/03                                       -              -           -          12.17
     10/31/0227                                     -              -           -          10.14
     10/31/0127                                     -              -           -          11.74
     Service Class
     10/1/05 through 3/31/0631              $       -      $       -     $     -      $   14.82
     1/28/051 through 9/30/05                       -              -           -          13.81
     Investor A Class
     10/1/05 through 3/31/0631              $       -      $       -     $     -      $   14.82
     11/01/04 through 9/30/05                       -              -           -          13.82
     10/31/04                                       -              -           -          12.47
     10/31/03                                       -              -           -          11.91
     10/31/0227                                     -              -           -           9.96
     10/31/0127                                     -              -           -          11.56
     Investor B Class
     10/1/05 through 3/31/0631              $       -      $       -     $     -      $   13.95
     11/01/04 through 9/30/05                       -              -           -          13.06
     10/31/04                                       -              -           -          11.86
     10/31/03                                       -              -           -          11.41
     10/31/0227                                     -              -           -           9.61
     10/31/0127                                     -              -           -          11.23
     Investor C Class
     10/1/05 through 3/31/0631              $       -      $       -     $     -      $   13.96
     11/01/04 through 9/30/05                       -              -           -          13.06
     10/31/04                                       -              -           -          11.86
     10/31/03                                       -              -           -          11.41
     10/31/0227                                     -              -           -           9.61
     10/31/0127                                     -              -           -          11.23

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      138

                                BLACKROCK FUNDS

                                                                      RATIO OF NET
                                                        NET ASSETS     EXPENSES TO
                        TOTAL                         END OF PERIOD    AVERAGE NET
                       RETURN                             (000)          ASSETS
---------------------------------------------------- --------------- --------------
                                   5.82%12,30            $   1,550           0.90%2
                                   9.8321                    3,379           0.90
                                  (0.40)30                   1,992           0.902

                                   5.68%12,30            $     365           1.20%2
                                   9.4321                      376           1.20
                                  (0.50)30                       -26         1.202
                                   5.71%3,12,30          $  14,502           1.30%2
                                   9.503,21                 14,637           1.29
                                  (0.40)3,30                     -26         1.302

                                   5.28%4,12,30          $   4,585           2.04%2
                                   8.874,21                  3,523           2.03
                                  (0.40)4,30                     -26         2.052
                                   5.26%4,12,30          $  13,023           2.03%2
                                   8.724,21                 11,183           2.02
                                  (0.40)4,30                     -26         2.052
                                   7.47%12,30            $  50,787           1.01%2
                                  11.0312,22,28,30          52,154           1.052
                                   5.01                     52,399           1.14
                                  20.02                     60,878           1.08
                                 (13.63)                    41,161           1.08
                                 (29.32)                     5,077           1.03

                                   7.31%12,30            $       -26         1.33%2
                                   6.5612,22,28,30               -26         1.582
                                   7.24%3,12,30          $ 122,400           1.35%2
                                  10.833,12,22,28,30       120,371           1.312
                                  4.703                     99,435           1.44
                                 19.583                    103,247           1.38
                                 (13.84)3                   76,798           1.38
                                 (29.47)3                  103,774           1.33

                                   6.82%4,12,30          $  82,114           2.10%2
                                  10.124,12,23,29,30        85,465           2.052
                                  3.944                     97,938           2.14
                                 18.734                    108,125           2.08
                                 (14.43)4                   90,564           2.08
                                 (29.99)4                  129,464           2.03
                                   6.89%4,12,30          $  20,379           2.06%2
                                  10.124,12,23,29,30        20,570           2.052
                                   3.944                    23,854           2.14
                                  18.734                    30,516           2.08
                                 (14.43)4                   31,274           2.08
                                 (30.03)4                   46,809           2.03

                                       RATIO OF NET
  RATIO OF TOTAL     RATIO OF NET       INVESTMENT
   EXPENSES TO        INVESTMENT      INCOME (LOSS)
   AVERAGE NET      INCOME (LOSS)     TO AVERAGE NET    PORTFOLIO
ASSETS (EXCLUDING     TO AVERAGE    ASSETS (EXCLUDING   TURNOVER
     WAIVERS)         NET ASSETS         WAIVERS)         RATE
------------------ --------------- ------------------- ----------
            1.41%2         2.36%2              1.85%2         37%
            1.86           2.03                1.07            68
            1.682          1.412               0.632           9

            1.61%2         2.01%2              1.60%2         37%
            1.81           1.68                1.07           68
            1.982          1.112               0.332           9
            1.72%2         1.92%2              1.50%2         37%
            1.93           1.64                1.00           68
            2.082          1.012               0.232           9

            2.36%2        1.16%2              0.84%2          37%
            2.53           0.88                0.38           68
            2.582          0.512               0.272           9
            2.35%2         1.17%2              0.85%2         37%
            2.55           0.91                0.38           68
            2.582          0.512               0.272           9
            1.12%2        (0.15)%2            (0.26)%2        42%
            1.152          0.432               0.332          70
            1.14          (0.31)              (0.31)          91
            1.08          (0.19)              (0.19)         113
            1.09           0.03                0.02           31
            1.05          (0.09)              (0.11)          22

           15.74%2        (0.39)%2           (14.80)%2        42%
            1.832         (0.55)2            (0.80)2         70
            1.56%2        (0.48)%2            (0.69)%2        42%
            1.482          0.212               0.042          70
            1.44          (0.62)              (0.62)          91
            1.38          (0.47)              (0.47)         113
            1.39          (0.28)              (0.29)          31
            1.35          (0.39)              (0.41)          22

            2.22%2        (1.23)%2            (1.35)%2        42%
            2.152          (0.53)2            (0.63)2         70
            2.14          (1.31)              (1.31)          91
            2.08          (1.17)              (1.17)         113
            2.09          (0.98)              (0.99)          31
            2.05          (1.09)              (1.11)          22
            2.17%2        (1.19)%2            (1.30)%2        42%
            2.152          (0.51)2            (0.61)2         70
            2.14          (1.30)              (1.30)          91
            2.08          (1.15)              (1.15)         113
            2.09          (0.99)              (1.00)          31
            2.05          (1.08)              (1.10)          22

                    139

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  GAIN (LOSS)
                                     NET                        ON INVESTMENTS,                         DISTRIBUTIONS
                                    ASSET                      FOREIGN CURRENCY                           FROM NET         NET
                                    VALUE           NET           AND OPTIONS        DISTRIBUTIONS        REALIZED     ASSET VALUE
                                  BEGINNING     INVESTMENT      (BOTH REALIZED    FROM NET INVESTMENT      CAPITAL       END OF
                                  OF PERIOD    INCOME (LOSS)    AND UNREALIZED)          INCOME             GAINS        PERIOD
                                 ----------- ---------------- ------------------ --------------------- -------------- ------------
     ------------
     Mid-Cap Value Equity*
     ------------
     Institutional Class
     10/1/05 through 3/31/0631     $   13.74      $    0.065           $   0.97             $   (0.04)     $   (1.38)    $   13.35
     3/01/05 through 9/30/05           12.73           0.045               0.97                     -              -         13.74
     7/01/04 through 2/28/05           12.14           0.11                1.44                 (0.15)         (0.81)        12.73
     6/30/04                            9.07           0.08                3.08                 (0.09)             -         12.14
     6/30/03                           10.66           0.08               (1.21)                    -          (0.46)         9.07
     6/30/0227                         11.85           0.04                0.30                     -          (1.53)        10.66
     6/30/0127                          8.74           0.10                3.59                 (0.15)         (0.43)        11.85
     Service Class
     10/1/05 through 3/31/0631     $   13.61      $    0.045           $   0.96             $   (0.03)     $   (1.38)    $   13.20
     3/01/05 through 9/30/05           12.63           0.025               0.96                     -              -         13.61
     1/28/051 through 2/28/05          12.04          (0.01)               0.60                     -              -         12.63
     Investor A Class
     10/1/05 through 3/31/0631     $   13.49      $    0.045           $   0.95             $   (0.02)     $   (1.38)    $   13.08
     3/01/05 through 9/30/05           12.53           0.025               0.94                     -              -         13.49
     7/01/04 through 2/28/05           11.92           0.07                1.45                 (0.11)         (0.80)        12.53
     6/30/04                            8.91           0.05                3.02                 (0.06)             -         11.92
     6/30/03                           10.53           0.06               (1.22)                    -          (0.46)         8.91
     6/30/0227                         11.73           0.02                0.29                     -          (1.51)        10.53
     6/30/0127                          8.66           0.06                3.56                 (0.13)         (0.42)        11.73
     Investor B Class
     10/1/05 through 3/31/0631     $   12.73      $   (0.01)5          $   0.90             $       -      $   (1.38)    $   12.24
     3/01/05 through 9/30/05           11.87          (0.04)5              0.90                     -              -         12.73
     7/01/04 through 2/28/05           11.28          (0.03)               1.41                 (0.01)         (0.78)        11.87
     6/30/04                            8.45          (0.02)               2.85                     -              -         11.28
     6/30/03                           10.05          (0.01)              (1.15)                    -          (0.44)         8.45
     6/30/0227                         11.30          (0.06)               0.28                     -          (1.47)        10.05
     6/30/0127                          8.36          (0.02)               3.45                 (0.08)         (0.41)        11.30
     Investor C Class
     10/1/05 through 3/31/0631     $   12.73      $   (0.01)5          $   0.90             $       -      $   (1.38)    $   12.24
     3/01/05 through 9/30/05           11.87          (0.04)5              0.90                     -              -         12.73
     7/01/04 through 2/28/05           11.28          (0.03)               1.40                 (0.01)         (0.77)        11.87
     6/30/04                            8.45          (0.02)               2.85                     -              -         11.28
     6/30/03                           10.04          (0.01)              (1.14)                    -          (0.44)         8.45
     6/30/0227                         11.28          (0.05)               0.28                     -          (1.47)        10.04
     6/30/0127                          8.35          (0.01)               3.42                 (0.07)         (0.41)        11.28
     ------------
     Mid-Cap Growth Equity
     ------------
     Institutional Class
     10/1/05 through 3/31/0631     $   10.44      $   (0.04)5          $   1.20             $       -      $   (0.13)    $   11.47
     9/30/05                            8.76          (0.07)5              1.75                     -              -         10.44
     9/30/04                            7.57          (0.06)5              1.25                     -              -          8.76
     9/30/0327                          6.06          (0.05)               1.56                     -              -          7.57
     9/30/0227                          7.49          (0.06)5             (1.37)                    -              -          6.06
     9/30/0127                         26.58           0.01              (11.62)                    -          (7.48)         7.49
     Service Class
     10/1/05 through 3/31/0631     $   10.07      $   (0.06)5          $   1.15             $       -      $   (0.13)    $   11.03
     9/30/05                            8.46          (0.07)5              1.68                     -              -         10.07
     9/30/04                            7.33          (0.08)5              1.21                     -              -          8.46
     9/30/0327                          5.89          (0.07)               1.51                     -              -          7.33
     9/30/0227                          7.31          (0.11)              (1.31)                    -              -          5.89
     9/30/0127                         26.19          (0.03)             (11.37)                    -          (7.48)         7.31

     *The performance prior to January 31, 2005 set forth in this table is the financial data of the State Street Research Mid-Cap Value Fund,
a
     series of a predecessor trust, the State Street Research Equity Trust. BlackRock
  Funds acquired all of the assets and certain stated liabilities of
     the State Street Research Mid-Cap Value Equity Fund on January 28, 2005. The net
  asset values and other per share information listed
have
     been restated to reflect the conversion ratios of 1.56483770, 1.57950264, 1.62345461 and 1.63087248 for Institutional, Class A, Class B
and
     Class C shares, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      140

                                BLACKROCK FUNDS

                                                     RATIO OF NET
                                       NET ASSETS     EXPENSES TO
               TOTAL                 END OF PERIOD    AVERAGE NET
               RETURN                    (000)          ASSETS
----------------------------------- --------------- --------------
                       8.18%12,30         $  75,555         0.99%2
                       7.9412,30             53,111        1.002
                      13.0730                50,383        0.992
                      34.83                  30,181         0.98
                     (10.21)                 26,099         0.99
                       3.20                  35,116         0.95
                      43.89                  34,577         0.95

                       8.08%12,30         $   2,896         1.25%2
                       7.7612,30                889        1.252
                       4.8930                 1,374        1.252
                       8.08%3,12,30       $ 485,915         1.25%2
                       7.663,12,30          500,479        1.252
                      12.983,30             448,237        1.242
                      34.513                363,188         1.28
                     (10.61)3               194,034         1.29
                       2.963                242,113         1.25
                      43.493                107,448         1.25

                       7.70%4,12,30       $ 133,157         2.00%2
                       7.254,12,30          131,651        2.002
                      12.394,30             128,568        1.992
                      33.534                109,815         1.98
                     (11.13)4                79,536         1.99
                       2.204                 91,416         1.95
                      42.514                 25,957         1.95
                       7.70%4,12,30       $ 125,905         2.00%2
                       7.254,12,30          103,344        2.002
                      12.404,30              91,657        1.992
                      33.534                 82,758         1.98
                     (11.09)4                58,499         1.99
                       2.254                 62,505         1.95
                      42.484                 14,062         1.95
                      11.21%12,30         $  83,686         1.13%2
                      19.1812                75,407         1.23
                      15.7212                40,337         1.23
                      24.9212                46,970         1.21
                     (19.09)                 77,693         1.14
                     (56.71)                301,779         1.13

                      10.93%12,30         $     879         1.53%2
                      19.0312                 1,136         1.53
                      15.4212                10,871         1.53
                      24.4512                14,115         1.51
                     (19.43)                 24,082         1.45
                     (56.78)                 37,691         1.44

                                        RATIO OF NET
   RATIO OF TOTAL     RATIO OF NET       INVESTMENT
    EXPENSES TO        INVESTMENT      INCOME (LOSS)
    AVERAGE NET      INCOME (LOSS)     TO AVERAGE NET    PORTFOLIO
 ASSETS (EXCLUDING     TO AVERAGE    ASSETS (EXCLUDING   TURNOVER
      WAIVERS)         NET ASSETS         WAIVERS)         RATE
------------------- --------------- ------------------- ----------
             1.16%2         0.88%2              0.71%2         63%
             1.302          0.492               0.192          60
             1.092          1.182               1.082          53
             1.03           0.76                0.71           86
             1.18           0.93                0.75           66
             1.15           0.42                0.23           69
             1.25           0.90                0.62          116

             1.50%2         0.61%2              0.36%2         63%
             1.542          0.202               (0.09)2        60
             1.492          0.392               0.142          53
             1.59%2         0.60%2              0.26%2         63%
             1.642          0.242              (0.15)2         60
             1.382          0.922               0.782          53
             1.33           0.47                0.42           86
             1.48           0.65                0.47           66
             1.41           0.16                0.01           69
             1.55           0.59                0.31          116

             2.25%2        (0.15)%2            (0.40)%2        63%
             2.292         (0.52)2             (0.81)2         60
             2.092          0.202               0.102          53
             2.03          (0.24)              (0.29)          86
             2.18          (0.05)              (0.23)          66
             2.10          (0.52)              (0.66)          69
             2.25          (0.18)              (0.46)         116
             2.20%2        (0.13)%2            (0.33)%2        63%
             2.292         (0.50)2             (0.79)2         60
             2.092          0.192               0.092          53
             2.03          (0.24)              (0.29)          86
             2.19          (0.04)              (0.23)          66
             2.09          (0.51)              (0.64)          69
             2.25          (0.09)              (0.37)         116
             1.28%2        (0.68)%2            (0.83)%2        35%
             1.41          (0.72)              (0.90)          85
             1.28          (0.65)              (0.69)          29
             1.23          (0.52)              (0.54)         168
             1.14          (0.76)              (0.76)         279
             1.13           0.06                0.06          584

             1.83%2        (1.09)%2            (1.39)%2        35%
             1.60          (0.77)              (0.84)          85
             1.56          (0.97)              (0.99)          29
             1.53          (0.80)              (0.83)         168
             1.45          (1.07)              (1.07)         279
             1.44          (0.28)              (0.28)         584

                    141

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 GAIN (LOSS)
                                     NET                       ON INVESTMENTS,                         DISTRIBUTIONS
                                    ASSET                     FOREIGN CURRENCY                           FROM NET         NET
                                    VALUE          NET           AND OPTIONS        DISTRIBUTIONS        REALIZED     ASSET VALUE
                                  BEGINNING     INVESTMENT     (BOTH REALIZED    FROM NET INVESTMENT      CAPITAL       END OF
                                  OF PERIOD   INCOME (LOSS)    AND UNREALIZED)          INCOME             GAINS        PERIOD
                                 ----------- --------------- ------------------ --------------------- -------------- ------------
     -------------------
     Mid-Cap Growth Equity (Continued)
     -------------------
     Investor A Class
     10/1/05 through 3/31/0631      $   9.82    $    (0.06)5          $   1.12               $     -      $   (0.13)    $   10.75
     9/30/05                            8.26         (0.11)5              1.67                     -              -          9.82
     9/30/04                            7.17         (0.09)5              1.18                     -              -          8.26
     9/30/0327                          5.77         (0.07)               1.47                     -              -          7.17
     9/30/0227                          7.17         (0.11)              (1.29)                    -              -          5.77
     9/30/0127                         25.92         (0.04)             (11.23)                    -          (7.48)         7.17
     Investor B Class
     10/1/05 through 3/31/0631      $   9.00    $    (0.09)5          $   1.03               $     -      $   (0.13)    $    9.81
     9/30/05                            7.63         (0.15)5              1.52                     -              -          9.00
     9/30/04                            6.67         (0.14)5              1.10                     -              -          7.63
     9/30/0327                          5.41         (0.11)               1.37                     -              -          6.67
     9/30/0227                          6.77         (0.16)              (1.20)                    -              -          5.41
     9/30/0127                         25.12         (0.12)             (10.75)                    -          (7.48)         6.77
     Investor C Class
     10/1/05 through 3/31/0631      $   9.00    $    (0.09)5          $   1.03               $     -      $   (0.13)    $    9.81
     9/30/05                            7.63         (0.15)5              1.52                     -              -          9.00
     9/30/04                            6.67         (0.14)5              1.10                     -              -          7.63
     9/30/0327                          5.41         (0.11)               1.37                     -              -          6.67
     9/30/0227                          6.77         (0.18)              (1.18)                    -              -          5.41
     9/30/0127                         25.10         (0.13)             (10.72)                    -          (7.48)         6.77
     ---
     Aurora
     ---
     Institutional Class
     10/1/05 through 3/31/0631      $  43.43    $     0.045           $   2.59               $     -      $   (7.49)    $   38.57
     9/30/05                           40.71         (0.04)5              6.60                     -          (3.84)        43.43
     9/30/04                           33.18         (0.11)               7.66                     -          (0.02)        40.71
     9/30/03                           25.05         (0.11)               8.39                     -          (0.15)        33.18
     9/30/0227                         27.06         (0.14)              (1.87)                    -              -         25.05
     9/30/0127                         29.66          0.13               (0.39)                (0.03)         (2.31)        27.06
     Service Class
     10/1/05 through 3/31/0631      $  41.88    $    (0.01)5          $   2.45               $     -      $   (7.49)    $   36.83
     1/28/051 through 9/30/05          38.18         (0.06)5              3.76                     -              -         41.88
     Investor A Class
     10/1/05 through 3/31/0631      $  41.88    $    (0.02)5          $   2.46               $     -      $   (7.49)    $   36.83
     9/30/05                           39.49         (0.16)5              6.39                     -          (3.84)        41.88
     9/30/04                           32.28         (0.22)               7.45                     -          (0.02)        39.49
     9/30/03                           24.43         (0.19)               8.19                     -          (0.15)        32.28
     9/30/0227                         26.51         (0.23)              (1.85)                    -              -         24.43
     9/30/0127                         29.17          0.02               (0.37)                    -          (2.31)        26.51
     Investor B Class
     10/1/05 through 3/31/0631      $  38.32    $    (0.14)5          $   2.19               $     -      $   (7.49)    $   32.88
     9/30/05                           36.67         (0.40)5              5.89                     -          (3.84)        38.32
     9/30/04                           30.19         (0.45)               6.95                     -          (0.02)        36.67
     9/30/03                           23.02         (0.36)               7.68                     -          (0.15)        30.19
     9/30/0227                         25.16         (0.42)              (1.72)                    -              -         23.02
     9/30/0127                         27.99         (0.18)              (0.34)                    -          (2.31)        25.16
     Investor C Class
     10/1/05 through 3/31/0631      $  38.32    $    (0.14)5          $   2.19               $     -      $   (7.49)    $   32.88
     9/30/05                           36.67         (0.42)5              5.91                     -          (3.84)        38.32
     9/30/04                           30.18         (0.45)               6.96                     -          (0.02)        36.67
     9/30/03                           23.01         (0.35)               7.67                     -          (0.15)        30.18
     9/30/0227                         25.16         (0.42)              (1.73)                    -              -         23.01
     9/30/0127                         27.99         (0.18)              (0.34)                    -          (2.31)        25.16

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      142

                                BLACKROCK FUNDS

                                                    RATIO OF NET
                                      NET ASSETS     EXPENSES TO
               TOTAL                END OF PERIOD    AVERAGE NET
              RETURN                    (000)          ASSETS
---------------------------------- --------------- --------------
                     10.90%3,12,30     $   298,882         1.57%2
                     18.893,12             290,285         1.58
                     15.203,12              27,777         1.67
                     24.263,12              25,960         1.68
                    (19.53)3                26,242         1.62
                    (56.91)3                38,225         1.60

                     10.56%4,12,30     $    58,839         2.33%2
                     17.964,12              59,100         2.33
                     14.394,12              31,900         2.44
                     23.294,12              33,982         2.43
                    (20.09)4                33,822         2.37
                    (57.24)4                51,186         2.35
                     10.56%4,12,30     $    21,228         2.31%2
                     17.964,12              20,748         2.33
                     14.394,12              11,269         2.44
                     23.294,12              12,212         2.43
                    (20.09)4                12,092         2.37
                    (57.19)4                21,144         2.35
                      7.32%12,30       $   167,311         1.12%2
                     16.6212               165,837         1.14
                     22.75                 197,475         1.10
                     33.21                 142,460         1.25
                     (7.43)                 92,789         1.17
                     (0.64)                 76,711         1.13

                      7.15%12,30       $         -26       1.44%2
                      9.6912,30                  -26       0.782
                      7.14%3,12,30     $ 1,494,820         1.44%2
                     16.283,12           1,690,497         1.40
                     22.393              2,169,836         1.40
                     32.903              1,682,504         1.55
                     (7.85)3             1,449,869         1.47
                     (0.98)3             1,334,548         1.43

                      6.73%4,12,30     $   403,805         2.19%2
                     15.444,12             436,642         2.14
                     21.534                470,430         2.10
                     31.964                401,016         2.25
                     (8.51)4               340,529         2.17
                     (1.67)4               299,062         2.13
                      6.74%4,12,30     $   358,150         2.19%2
                     15.454,12             405,952         2.14
                     21.574                493,980         2.10
                     31.974                409,076         2.25
                     (8.55)4               402,010         2.17
                     (1.67)4               378,733         2.13

                                        RATIO OF NET
   RATIO OF TOTAL     RATIO OF NET       INVESTMENT
    EXPENSES TO        INVESTMENT      INCOME (LOSS)
    AVERAGE NET      INCOME (LOSS)     TO AVERAGE NET    PORTFOLIO
 ASSETS (EXCLUDING     TO AVERAGE    ASSETS (EXCLUDING   TURNOVER
      WAIVERS)         NET ASSETS         WAIVERS)         RATE
------------------- --------------- ------------------- ----------
             1.75%2        (1.12)%2            (1.30)%2        35%
             1.78          (1.14)              (1.34)          85
             1.77          (1.09)              (1.19)          29
             1.71          (0.96)              (0.98)         168
             1.62          (1.24)              (1.24)         279
             1.60          (0.38)              (0.38)         584

             2.47%2        (1.89)%2            (2.03)%2        35%
             2.41          (1.82)              (1.90)          85
             2.45          (1.86)              (1.87)          29
             2.45          (1.69)              (1.71)         168
             2.37          (1.98)              (1.98)         279
             2.35          (1.12)              (1.12)         584
             2.39%2        (1.86)%2            (1.94)%2        35%
             2.41          (1.83)              (1.91)          85
             2.45          (1.86)              (1.87)          29
             2.45          (1.69)              (1.71)         168
             2.37          (1.98)              (1.98)         279
             2.35          (1.10)              (1.10)         584
             1.14%2         0.21%2              0.19%2         72%
             1.14          (0.09)              (0.09)          73
             1.10          (0.27)              (0.27)          33
             1.25          (0.38)              (0.38)          48
             1.18          (0.43)              (0.44)          42
             1.14           0.36                0.35           26

            17.28%2        (0.05)%2           (15.89)%2        72%
             0.812          0.322               0.292          73
             1.55%2        (0.11)%2            (0.22)%2        72%
             1.47          (0.36)              (0.43)          73
             1.40          (0.57)              (0.57)          33
             1.55          (0.69)              (0.69)          48
             1.48          (0.73)              (0.74)          42
             1.44           0.08                0.07           26

             2.22%2        (0.86)%2            (0.89)%2        72%
             2.15          (1.10)              (1.11)          73
             2.10          (1.27)              (1.27)          33
             2.25          (1.39)              (1.39)          48
             2.18          (1.43)              (1.44)          42
             2.14          (0.63)              (0.64)          26
             2.21%2        (0.86)%2            (0.88)%2        72%
             2.15          (1.10)              (1.11)          73
             2.10          (1.27)              (1.27)          33
             2.25          (1.39)              (1.39)          48
             2.18          (1.43)              (1.44)          42
             2.14          (0.62)              (0.63)          26

                    143

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  GAIN (LOSS)
                                     NET                        ON INVESTMENTS,                   DISTRIBUTIONS
                                    ASSET                      FOREIGN CURRENCY   DISTRIBUTIONS     FROM NET         NET
                                    VALUE           NET           AND OPTIONS        FROM NET       REALIZED     ASSET VALUE
                                  BEGINNING      INVESTMENT     (BOTH REALIZED      INVESTMENT       CAPITAL       END OF
                                  OF PERIOD    INCOME (LOSS)    AND UNREALIZED)       INCOME          GAINS        PERIOD
                                 -----------  --------------- ------------------ --------------- -------------- ------------
     ------------
     Small/Mid-Cap Growth
     ------------
     Institutional Class
     10/1/05 through 3/31/0631     $   15.16  $    (0.05)5          $   2.06        $      -      $   (0.64)    $   16.53
     9/30/05                           12.49       (0.17)5              2.84               -              -         15.16
     9/30/04                           12.11       (0.10)               0.48               -              -         12.49
     9/30/03                            9.06       (0.08)               3.13               -              -         12.11
     9/30/0227                          9.62       (0.06)              (0.50)              -              -          9.06
     9/30/0127                         16.48       (0.04)               4.54               -          (2.28)         9.62
     Service Class
     10/1/05 through 3/31/0631     $   14.47  $    (0.06)5          $   1.96        $      -      $   (0.64)    $   15.73
     1/28/051 through 9/30/05          12.81       (0.06)5              1.72               -              -         14.47
     Investor A Class
     10/1/05 through 3/31/0631     $   14.48  $    (0.07)5          $   1.96        $      -      $   (0.64)    $   15.73
     9/30/05                           11.96       (0.13)5              2.65               -              -         14.48
     9/30/04                           11.63       (0.14)               0.47               -              -         11.96
     9/30/03                            8.73       (0.11)               3.01               -              -         11.63
     9/30/0227                          9.27       (0.09)              (0.45)              -              -          8.73
     9/30/0127                         16.08       (0.08)              (4.45)              -          (2.28)         9.27
     Investor B Class
     10/1/05 through 3/31/0631     $   13.03  $    (0.11)5          $   1.76        $      -      $   (0.64)    $   14.04
     9/30/05                           10.84       (0.19)5              2.38               -              -         13.03
     9/30/04                           10.62       (0.21)               0.43               -              -         10.84
     9/30/03                            8.03       (0.16)               2.75               -              -         10.62
     9/30/0227                          8.60       (0.15)              (0.42)              -              -          8.03
     9/30/0127                         15.17       (0.15)              (4.14)              -          (2.28)         8.60
     Investor C Class
     10/1/05 through 3/31/0631     $   13.06  $    (0.12)5          $   1.77        $      -      $   (0.64)    $   14.07
     9/30/05                           10.87       (0.20)5              2.39               -              -         13.06
     9/30/04                           10.64       (0.21)               0.44               -              -         10.87
     9/30/03                            8.05       (0.16)               2.75               -              -         10.64
     9/30/0227                          8.61       (0.15)              (0.41)              -              -          8.05
     9/30/0127                         15.17       (0.15)              (4.13)              -          (2.28)         8.61
     ------------
     Small Cap Value Equity
     ------------
     BlackRock
     10/1/05 through 3/31/0631     $   15.16  $        -5,33        $   1.35       $   (0.17)     $   (2.74)    $   13.60
     9/30/05                           15.23        0.025               2.90               -          (2.99)        15.16
     4/12/041 through 9/30/04          16.02           -5,33           (0.79)              -              -         15.23
     Institutional Class
     10/1/05 through 3/31/0631     $   15.17  $     0.025           $   1.34       $   (0.18)     $   (2.74)    $   13.61
     9/30/05                           15.22        0.045               2.90               -          (2.99)        15.17
     9/30/04                           14.17       (0.02)5              2.86               -          (1.79)        15.22
     9/30/0327                         12.81        0.01                3.31               -          (1.96)        14.17
     9/30/0227                         16.18           -33             (1.02)          (0.02)         (2.33)        12.81
     9/30/0127                         17.12        0.16               (0.11)          (0.15)         (0.84)        16.18
     Service Class
     10/1/05 through 3/31/0631     $   14.95  $    (0.01)5          $   1.32       $   (0.17)     $   (2.74)    $   13.35
     9/30/05                           15.07           -5,33            2.87               -          (2.99)        14.95
     9/30/04                           14.09       (0.07)5              2.84               -          (1.79)        15.07
     9/30/0327                         12.77       (0.03)               3.31               -          (1.96)        14.09
     9/30/0227                         16.18       (0.04)              (1.04)              -          (2.33)        12.77
     9/30/0127                         17.10        0.10               (0.08)          (0.10)         (0.84)        16.18

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      144

                                BLACKROCK FUNDS

                                                     RATIO OF NET
                                       NET ASSETS     EXPENSES TO
               TOTAL                 END OF PERIOD    AVERAGE NET
               RETURN                    (000)          ASSETS
----------------------------------- --------------- --------------
                      13.64%12,30      $   23,925         1.04%2
                      21.3812              20,133         1.10
                       3.14                87,520         1.09
                      33.66                 7,809         1.10
                      (5.82)                6,054         1.10
                      29.73                 5,810         1.10

                      13.53%12,30      $        -26       1.34%2
                      12.9612,30                -26       1.412
                      13.45%3,12,30    $  235,169         1.35%2
                      21.073,12           215,622         1.37*
                       2.843              268,065         1.39
                      33.223              117,571         1.40
                      (5.93)3              41,474         1.40
                      (30.22)3             39,522         1.40

                      13.09%4,12,30    $   27,338         2.10%2
                      20.204,12            24,925         2.10
                      2.174                24,880         2.09
                      32.254               19,797         2.10
                      (6.63)4              13,288         2.10
                     (30.48)4              12,749         2.10
                      13.06%4,12,30    $   20,507         2.10%2
                      20.154,12            20,963         2.10
                       2.164               29,627         2.09
                      32.174               13,530         2.10
                      (6.50)4               5,794         2.10
                      (30.40)4              5,332         2.10
                      10.75%12,30      $    5,348         1.06%2
                      20.6012               5,162         1.07
                      (4.93)12,30           4,787         1.102

                      10.78%12,30      $   66,002         0.89%2
                      20.7712              68,880         0.97
                      20.8712              66,083         0.95
                      29.9612              69,641         0.91
                      (8.25)              122,732         0.88
                       0.47               367,167         0.87
                      10.61%12,30      $    3,907         1.23%2
                      20.4612               3,405         1.24
                      20.4512               3,288         1.25
                      29.7012               4,139         1.21
                      (8.64)                7,242         1.18
                       0.28                47,095         1.17
*For the period October 1, 2004 through January 28, 2005, the expense ratio reflects the expenses of the State Street Research
Emerging
Growth Fund prior to its reorganization with the Small/Mid-Cap
Growth Portfolio on January 28, 2005. The expense ratio for the period
October 1, 2004 through January 28, 2005 was 1.41%. The expense ratio of the Portfolio for the period January 29, 2005 through
September
30, 2005 was 1.35%.

                                        RATIO OF NET
   RATIO OF TOTAL     RATIO OF NET       INVESTMENT
    EXPENSES TO        INVESTMENT      INCOME (LOSS)
    AVERAGE NET      INCOME (LOSS)     TO AVERAGE NET    PORTFOLIO
 ASSETS (EXCLUDING     TO AVERAGE    ASSETS (EXCLUDING   TURNOVER
      WAIVERS)         NET ASSETS         WAIVERS)         RATE
------------------- --------------- ------------------- ----------
             1.18%2        (0.69)%2            (0.83)%2        31%
             1.28          (0.72)              (0.90)         122
             1.28          (0.80)              (0.99)         208
             1.55          (0.78)              (1.23)         167
             1.69          (0.60)              (1.19)         168
             1.77          (0.39)              (1.06)         282

            17.49%2        (0.85)%2           (17.00)%2        31%
             1.482         (0.70)2             (0.77)2        122
             1.65%2        (0.99)%2            (1.29)%2        31%
             1.64          (0.87)              (1.14)         122
             1.56          (1.09)              (1.26)         208
             1.78          (1.10)              (1.48)         167
             1.98          (0.90)              (1.48)         168
             2.07          (0.69)              (1.36)         282

             2.34%2        (1.74)%2            (1.98)%2        31%
             2.30          (1.58)              (1.78)         122
             2.25          (1.79)              (1.95)         208
             2.54          (1.78)              (2.22)         167
             2.68          (1.60)              (2.18)         168
             2.77          (1.39)              (2.06)         282
             2.27%2        (1.75)%2            (1.92)%2        31%
             2.32          (1.60)              (1.82)         122
             2.26          (1.79)              (1.96)         208
             2.51          (1.79)              (2.20)         167
             2.68          (1.60)              (2.18)         168
             2.77          (1.39)              (2.06)         282
             1.10%2         0.06%2              0.02%2         59%
             1.08           0.16                0.15          133
             1.332         (0.17)2             (0.40)2        154

             0.93%2         0.23%2              0.19%2         59%
             1.00           0.26                0.23          133
             0.98          (0.15)              (0.18)         154
             0.94           0.09                0.06          240
             0.89              -               (0.01)         260
             0.87           0.87                0.87          184
             1.25%2        (0.12)%2            (0.14)%2        59%
             1.25          (0.03)              (0.04)         133
             1.29          (0.45)              (0.48)         154
             1.24          (0.19)              (0.22)         240
             1.19          (0.24)              (0.25)         260
             1.17           0.56                0.56          184
*For the period October 1, 2004 through January 28, 2005, the expense ratio reflects the expenses of the State Street Research Emerging
Growth Fund prior to its reorganization with the Small/Mid-Cap Growth Portfolio on January 28, 2005.
The expense ratio for the period
October 1, 2004 through January 28, 2005 was 1.41%. The expense ratio of the Portfolio for the period
January 29, 2005 through September
30, 2005 was 1.35%.

                    145

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   GAIN (LOSS)
                                       NET                       ON INVESTMENTS,
                                      ASSET                     FOREIGN CURRENCY
                                      VALUE          NET           AND OPTIONS
                                    BEGINNING     INVESTMENT     (BOTH REALIZED
                                    OF PERIOD   INCOME (LOSS)    AND UNREALIZED)
                                   ----------- --------------- ------------------
     ------------------
     Small Cap Value Equity (Continued)
     ------------------
     Investor A Class
     10/1/05 through 3/31/0631       $   14.86    $    (0.01)5         $   1.32
     9/30/05                             15.00             -5              2.85
     9/30/04                             14.04         (0.09)5             2.84
     9/30/0327                           12.76         (0.05)              3.29
     9/30/0227                           16.18         (0.10)             (0.99)
     9/30/0127                           17.10          0.06              (0.07)
     Investor B Class
     10/1/05 through 3/31/0631       $   13.28    $    (0.05)5         $   1.13
     9/30/05                             13.77         (0.10)5             2.60
     9/30/04                             13.11         (0.19)5             2.64
     9/30/0327                           12.11         (0.13)              3.09
     9/30/0227                           15.58         (0.20)             (0.94)
     9/30/0127                           16.56         (0.06)             (0.07)
     Investor C Class
     10/1/05 through 3/31/0631       $   13.28    $    (0.05)5         $   1.14
     9/30/05                             13.78         (0.10)5             2.59
     9/30/04                             13.11         (0.19)5             2.65
     9/30/0327                           12.12         (0.14)              3.09
     9/30/0227                           15.59         (0.20)             (0.94)
     9/30/0127                           16.57         (0.05)             (0.08)
     ------------
     Small Cap Core Equity
     ------------
     Institutional Class
     10/1/05 through 3/31/0631       $   17.62    $    (0.05)5         $   2.00
     9/30/05                             14.77         (0.10)5             3.06
     9/30/04                             11.99         (0.13)5             3.01
     9/30/0327                            8.35         (0.06)              3.70
     1/02/021,27 through 9/30/02         10.00         (0.04)             (1.61)
     Service Class
     10/1/05 through 3/31/0631       $   17.59    $    (0.07)5         $   1.98
     9/30/05                             14.73         (0.13)5             3.10
     9/30/04                             11.99         (0.20)5             3.04
     9/30/0327                            8.35             -               3.64
     1/02/021,27 through 9/30/02         10.00             -              (1.65)
     Investor A Class
     10/1/05 through 3/31/0631       $   17.49    $    (0.09)5         $   1.98
     9/30/05                             14.71         (0.17)5             3.06
     9/30/04                             11.99         (0.24)5             3.04
     9/30/0327                            8.35             -               3.64
     1/02/021,27 through 9/30/02         10.00             -              (1.65)
     Investor B Class
     10/1/05 through 3/31/0631       $   17.24    $    (0.15)5         $   1.94
     9/30/05                             14.61         (0.28)5             3.02
     9/30/04                             11.99         (0.37)5             3.07
     9/30/0327                            8.35             -               3.64
     1/02/021,27 through 9/30/02         10.00             -              (1.65)
     Investor C Class
     10/1/05 through 3/31/0631       $   17.23    $    (0.15)5         $   1.95
     9/30/05                             14.60         (0.28)5             3.02
     9/30/04                             11.99         (0.28)5             2.99
     9/30/0327                            8.35             -               3.64
     1/02/021,27 through 9/30/02         10.00             -              (1.65)

                                                    DISTRIBUTIONS
                                    DISTRIBUTIONS     FROM NET     REDEMPTION       NET
                                       FROM NET       REALIZED     FEES ADDED   ASSET VALUE
                                      INVESTMENT       CAPITAL     TO PAID-IN     END OF
                                        INCOME          GAINS        CAPITAL      PERIOD
                                   --------------- -------------- ------------ ------------
     ------------------
     Small Cap Value Equity
(Continued)
     ------------------
     Investor A Class
     10/1/05 through 3/31/0631          $   (0.17)     $   (2.74)     $      -    $   13.26
     9/30/05                                    -          (2.99)            -        14.86
     9/30/04                                    -          (1.79)            -        15.00
     9/30/0327                                  -          (1.96)            -        14.04
     9/30/0227                                  -          (2.33)            -        12.76
     9/30/0127                              (0.07)         (0.84)            -        16.18
     Investor B Class
     10/1/05 through 3/31/0631          $   (0.15)     $   (2.74)     $      -    $   11.47
     9/30/05                                    -          (2.99)            -        13.28
     9/30/04                                    -          (1.79)            -        13.77
     9/30/0327                                  -          (1.96)            -        13.11
     9/30/0227                                  -          (2.33)            -        12.11
     9/30/0127                              (0.01)         (0.84)            -        15.58
     Investor C Class
     10/1/05 through 3/31/0631          $   (0.15)     $   (2.74)     $      -    $   11.48
     9/30/05                                    -          (2.99)            -        13.28
     9/30/04                                    -          (1.79)            -        13.78
     9/30/0327                                  -          (1.96)            -        13.11
     9/30/0227                                  -          (2.33)            -        12.12
     9/30/0127                              (0.01)         (0.84)            -        15.59
     ------------
     Small Cap Core Equity
     ------------
     Institutional Class
     10/1/05 through 3/31/0631          $       -      $   (0.30)     $      -    $   19.27
     9/30/05                                    -          (0.11)            -        17.62
     9/30/04                                    -          (0.15)         0.05        14.77
     9/30/0327                                  -              -            -         11.99
     1/02/021,27 through 9/30/02                -              -            -          8.35
     Service Class
     10/1/05 through 3/31/0631          $       -      $   (0.30)     $     -     $   19.20
     9/30/05                                    -          (0.11)           -         17.59
     9/30/04                                    -          (0.15)         0.05        14.73
     9/30/0327                                  -              -             -        11.99
     1/02/021,27 through 9/30/02                -              -             -         8.35
     Investor A Class
     10/1/05 through 3/31/0631          $       -      $   (0.30)     $      -    $   19.08
     9/30/05                                    -          (0.11)            -        17.49
     9/30/04                                    -          (0.15)         0.07        14.71
     9/30/0327                                  -              -             -        11.99
     1/02/021,27 through 9/30/02                -              -             -         8.35
     Investor B Class
     10/1/05 through 3/31/0631          $       -      $   (0.30)     $      -    $   18.73
     9/30/05                                    -          (0.11)            -        17.24
     9/30/04                                    -          (0.15)         0.07        14.61
     9/30/0327                                  -              -             -        11.99
     1/02/021,27 through 9/30/02                -              -             -         8.35
     Investor C Class
     10/1/05 through 3/31/0631          $       -      $   (0.30)     $      -    $   18.73
     9/30/05                                    -          (0.11)            -        17.23
     9/30/04                                    -          (0.15)         0.05        14.60
     9/30/0327                                  -              -             -        11.99
     1/02/021,27 through 9/30/02                -              -             -         8.35

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      146

                                BLACKROCK FUNDS

                                                    RATIO OF NET
                                      NET ASSETS     EXPENSES TO
               TOTAL                END OF PERIOD    AVERAGE NET
              RETURN                    (000)          ASSETS
---------------------------------- --------------- --------------
                     10.65%3,12,30      $ 29,880           1.23%2
                     20.433,12            31,889           1.24
                     20.383,12            35,240           1.35
                     29.373,12            38,052           1.38
                     (8.71)3              43,884           1.35
                      0.093               28,195           1.34

                     10.09%4,12,30      $ 10,331           2.06%2
                     19.584,12            12,848           2.00
                     19.454,12            15,952           2.07
                     28.524,12            15,019           2.13
                     (9.46)4              14,402           2.10
                     (0.66)4              16,599           2.09
                     10.19%4,12,30      $  5,911           2.01%2
                     19.494,12             6,414           2.00
                     19.534,12             6,715           2.09
                     28.424,12             5,839           2.13
                     (9.45)4               6,113           2.10
                     (0.65)4               7,051           2.09
                     11.26%12,30        $ 23,599           1.30%2
                     20.1012              12,641           1.30
                     24.5124               1,802           1.30
                     43.59                 1,238           1.30
                    (16.50)30                835           1.302

                     11.04%12,30        $  2,082           1.58%2
                     20.2212                  94           1.60
                     24.1724                   -26         1.60
                     43.59                     -26         1.60
                    (16.50)30                  -26         1.602
                     10.99%3,12,30      $ 20,181           1.69%2
                     19.713,12            11,997           1.71
                     24.013,25             3,154           1.74
                     43.593                    7           1.77
                    (16.50)3,30               -26          1.772

                     10.57%4,12,30      $  9,342           2.45%2
                     18.814,12             6,303           2.44
                     23.174,25             1,157           2.49
                     43.594                    -26         2.52
                    (16.50)4,30                -26         2.522
                     10.63%4,12,30      $ 26,594           2.42%2
                     18.824,12            17,266           2.44
                     23.084,24             3,352           2.47
                     43.594                    -26         2.52
                    (16.50)4,30                -26         2.522

                                        RATIO OF NET
   RATIO OF TOTAL     RATIO OF NET       INVESTMENT
    EXPENSES TO        INVESTMENT      INCOME (LOSS)
    AVERAGE NET      INCOME (LOSS)     TO AVERAGE NET    PORTFOLIO
 ASSETS (EXCLUDING     TO AVERAGE    ASSETS (EXCLUDING   TURNOVER
      WAIVERS)         NET ASSETS         WAIVERS)         RATE
------------------- --------------- ------------------- ----------
             1.35%2        (0.11)%2            (0.23)%2        59%
             1.35          (0.01)              (0.12)         133
             1.47          (0.55)              (0.67)         154
             1.41          (0.37)              (0.40)         240
             1.37          (0.62)              (0.64)         260
             1.34           0.38                0.38          184

             2.08%2        (0.94)%2            (0.96)%2        59%
             2.00          (0.76)              (0.76)         133
             2.09          (1.28)              (1.30)         154
             2.16          (1.12)              (1.15)         240
             2.12          (1.32)              (1.34)         260
             2.09          (0.37)              (0.37)         184
             2.03%2        (0.89)%2            (0.91)%2        59%
             2.00          (0.76)              (0.76)         133
             2.11          (1.30)              (1.32)         154
             2.16          (1.13)              (1.15)         240
             2.12          (1.32)              (1.33)         260
             2.09          (0.37)              (0.37)         184
             1.48%2        (0.59)%2            (0.77)%2        56%
             1.81          (0.59)              (1.10)         118
             2.37          (0.89)              (1.96)          78
             2.96          (0.62)              (2.28)         218
             2.532         (0.60)2             (1.83)2        233

             1.64%2        (0.82)%2            (0.88)%2        56%
             2.01          (0.80)              (1.21)         118
             2.67          (1.19)               2.26           78
             3.26          (0.92)              (2.58)         218
             2.832         (0.90)2             (2.13)2        233
             1.86%2        (0.98)%2            (1.15)%2        56%
             2.17          (1.01)              (1.47)         118
             2.89          (1.32)              (2.48)          78
             3.43          (1.09)              (2.75)         218
             3.002         (1.07)2             (2.30)2        233

             2.52%2        (1.74)%2            (1.81)%2        56%
             2.81          (1.74)              (2.11)         118
             3.56          (2.07)              (3.15)          78
             4.18          (1.84)              (3.50)         218
             3.752         (1.82)2             (3.05)2        233
             2.49%2        (1.71)%2            (1.78)%2        56%
             2.80          (1.74)              (2.10)         118
             3.56          (2.03)              (3.11)          78
             4.18          (1.84)              (3.50)         218
            3.752          (1.82)2             (3.05)2        233

                    147

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 GAIN (LOSS)
                                     NET                       ON INVESTMENTS,
                                    ASSET                     FOREIGN CURRENCY
                                    VALUE          NET           AND OPTIONS
                                  BEGINNING     INVESTMENT     (BOTH REALIZED
                                  OF PERIOD   INCOME (LOSS)    AND UNREALIZED)
                                 ----------- --------------- ------------------
     -------------
     Small Cap Growth Equity
     -------------
     Institutional Class
     10/1/05 through 3/31/0631     $   17.29    $    (0.05)5          $   2.45
     9/30/05                           14.52         (0.06)5              2.82
     9/30/04                           12.26         (0.11)5              2.37
     9/30/0327                          9.00         (0.09)               3.35
     9/30/0227                         11.74         (0.17)              (2.57)
     9/30/0127                         35.76          0.09              (15.38)
     Service Class
     10/1/05 through 3/31/0631     $   16.54    $    (0.07)5          $   2.34
     9/30/05                           13.92         (0.11)5              2.72
     9/30/04                           11.79         (0.15)5              2.28
     9/30/0327                          8.67         (0.12)               3.24
     9/30/0227                         11.36         (0.19)              (2.50)
     9/30/0127                         34.91          0.03              (14.89)
     Investor A Class
     10/1/05 through 3/31/0631     $   16.12    $    (0.07)5          $   2.28
     9/30/05                           13.57         (0.10)5              2.64
     9/30/04                           11.51         (0.16)5              2.22
     9/30/0327                          8.48         (0.13)               3.16
     9/30/0227                         11.12         (0.14)              (2.50)
     9/30/0127                         34.47         (0.01)             (14.65)
     Investor B Class
     10/1/05 through 3/31/0631     $   14.61    $    (0.13)5          $   2.07
     9/30/05                           12.39         (0.20)5              2.41
     9/30/04                           10.59         (0.24)5              2.03
     9/30/0327                          7.86         (0.19)               2.92
     9/30/0227                         10.39         (0.23)              (2.30)
     9/30/0127                         33.05         (0.12)             (13.85)
     Investor C Class
     10/1/05 through 3/31/0631     $   14.62    $    (0.12)5          $   2.06
     9/30/05                           12.40         (0.19)5              2.40
     9/30/04                           10.60         (0.25)5              2.04
     9/30/0327                          7.86         (0.18)               2.92
     9/30/0227                         10.39         (0.23)              (2.30)
     9/30/0127                         33.05         (0.12)             (13.85)
     ----------------------
     Global Science & Technology Opportunities
     ----------------------
     Institutional Class
     10/1/05 through 3/31/0631     $    6.61    $    (0.02)5          $   0.95
     9/30/05                            5.42         (0.04)5              1.23
     9/30/04                            5.46         (0.07)5              0.03
     9/30/0327                          3.59         (0.05)               1.92
     9/30/0227                          4.41         (0.06)5             (0.76)
     9/30/0127                         12.49          0.01               (8.09)
     Service Class
     10/1/05 through 3/31/0631     $    6.51    $    (0.03)5          $   0.94
     9/30/05                            5.35         (0.06)5              1.22
     9/30/04                            5.41         (0.08)5              0.02
     9/30/0327                          3.57         (0.06)5              1.90
     9/30/0227                          4.39         (0.06)5             (0.76)
     9/30/0127                         12.47             -               (8.08)
     Investor A Class
     10/1/05 through 3/31/0631     $    6.45    $    (0.04)5          $   0.93
     9/30/05                            5.31         (0.07)5              1.21
     9/30/04                            5.38         (0.09)5              0.02
     9/30/0327                          3.55         (0.07)               1.90
     9/30/0227                          4.38         (0.09)              (0.74)
     9/30/0127                         12.47         (0.03)              (8.06)

                                                                  DISTRIBUTIONS                    NET
                                  DISTRIBUTIONS                      FROM NET     REDEMPTION      ASSET
                                     FROM NET     DISTRIBUTIONS      REALIZED     FEES ADDED      VALUE
                                    INVESTMENT         FROM          CAPITAL      TO PAID-IN     END OF
                                      INCOME         CAPITAL          GAINS         CAPITAL      PERIOD
                                 --------------- --------------- --------------- ------------ ------------
     -------------
     Small Cap Growth Equity
     -------------
     Institutional Class
     10/1/05 through 3/31/0631         $      -        $      -        $      -        $    -    $   19.69
     9/30/05                                  -               -               -          0.01        17.29
     9/30/04                                  -               -               -             -        14.52
     9/30/0327                                -               -               -             -        12.26
     9/30/0227                                -               -               -             -         9.00
     9/30/0127                            (0.12)          (0.10)          (8.51)            -        11.74
     Service Class
     10/1/05 through 3/31/0631         $      -        $      -        $      -       $     -    $   18.81
     9/30/05                                  -               -               -          0.01        16.54
     9/30/04                                  -               -               -             -        13.92
     9/30/0327                                -               -               -             -        11.79
     9/30/0227                                -               -               -             -         8.67
     9/30/0127                            (0.08)          (0.10)          (8.51)            -        11.36
     Investor A Class
     10/1/05 through 3/31/0631         $      -        $      -        $      -       $     -    $   18.33
     9/30/05                                  -               -               -          0.01        16.12
     9/30/04                                  -               -               -             -        13.57
     9/30/0327                                -               -               -             -        11.51
     9/30/0227                                -               -               -             -         8.48
     9/30/0127                            (0.08)          (0.10)          (8.51)            -        11.12
     Investor B Class
     10/1/05 through 3/31/0631         $      -        $      -        $      -       $     -    $   16.55
     9/30/05                                  -               -               -          0.01        14.61
     9/30/04                                  -               -               -          0.01        12.39
     9/30/0327                                -               -               -             -        10.59
     9/30/0227                                -               -               -             -         7.86
     9/30/0127                            (0.08)          (0.10)          (8.51)            -        10.39
     Investor C Class
     10/1/05 through 3/31/0631         $      -        $      -        $      -       $     -    $   16.56
     9/30/05                                  -               -               -          0.01        14.62
     9/30/04                                  -               -               -          0.01        12.40
     9/30/0327                                -               -               -             -        10.60
     9/30/0227                                -               -               -             -         7.86
     9/30/0127                            (0.08)          (0.10)          (8.51)            -        10.39
     ----------------------
     Global Science & Technology
Opportunities
     ----------------------
     Institutional Class
     10/1/05 through 3/31/0631         $      -        $      -        $      -       $  0.01    $    7.55
     9/30/05                                  -               -               -             -         6.61
     9/30/04                                  -               -               -             -         5.42
     9/30/0327                                -               -               -             -         5.46
     9/30/0227                                -               -               -             -         3.59
     9/30/0127                                -               -               -             -         4.41
     Service Class
     10/1/05 through 3/31/0631         $      -        $      -        $      -       $  0.01    $    7.43
     9/30/05                                  -               -               -             -         6.51
     9/30/04                                  -               -               -             -         5.35
     9/30/0327                                -               -               -             -         5.41
     9/30/0227                                -               -               -             -         3.57
     9/30/0127                                -               -               -             -         4.39
     Investor A Class
     10/1/05 through 3/31/0631         $      -        $      -        $      -       $  0.01    $    7.35
     9/30/05                                  -               -               -             -         6.45
     9/30/04                                  -               -               -             -         5.31
     9/30/0327                                -               -               -             -         5.38
     9/30/0227                                -               -               -             -         3.55
     9/30/0127                                -               -               -             -         4.38

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      148

                                BLACKROCK FUNDS

                                                     RATIO OF NET
                                       NET ASSETS     EXPENSES TO
               TOTAL                 END OF PERIOD    AVERAGE NET
               RETURN                    (000)          ASSETS
----------------------------------- --------------- --------------
                      13.88%12,30         $ 450,761         0.87%2
                      19.0818               357,857         0.94
                      18.4312               272,324         0.92
                      36.2212               164,856         0.89
                     (23.34)                176,858         0.85
                     (53.73)                843,359         0.82

                      13.72%12,30         $  26,647         1.13%2
                      18.8218                24,491         1.19
                      18.0712                29,569         1.20
                      35.9912                23,466         1.19
                     (23.68)                 29,023         1.15
                     (53.76)                141,001         1.11
                      13.71%3,12,30       $ 180,779         1.16%2
                      18.793,18             160,374         1.19
                      17.903,12             131,795         1.30
                      35.733,12             102,642         1.37
                     (23.74)3                95,620         1.33
                     (53.90)3                85,211         1.29

                      13.28%4,12,30       $  13,895         2.03%2
                      17.924,19              15,516         1.94
                      17.004,20              23,983         2.07
                      34.734,12              24,167         2.11
                     (24.35)4                21,958         2.07
                     (54.22)4                37,351         2.03
                      13.27%4,12,30       $  16,930         1.97%2
                      17.904,19              15,434         1.94
                      16.984,19              13,989         2.08
                      34.864,12              11,396         2.11
                     (24.35)4                 9,665         2.07
                     (54.21)4                18,170         2.03
                      14.22%22,30         $   2,175         1.28%2
                      21.9612                   847         1.43
                      (0.73)12                1,592         1.43
                      52.09                   2,821         1.35
                     (18.59)                  2,385         1.20
                     (64.69)                  7,189         1.20

                      14.13%22,30         $     206         1.65%2
                      21.6812                   116         1.73
                      (1.11)12                   86         1.73
                      51.54                     108         1.67
                     (18.68)                     30         1.50
                     (64.80)                     19         1.50
                      13.95%3,22,30       $  13,891         1.76%2
                      21.473,12               9,688         1.84
                      (1.30)3,12              9,929         1.89
                      51.553                 11,406         1.83
                     (18.95)3                 9,104         1.67
                     (64.88)3                14,551         1.67

                                        RATIO OF NET
   RATIO OF TOTAL     RATIO OF NET       INVESTMENT
    EXPENSES TO        INVESTMENT      INCOME (LOSS)
    AVERAGE NET      INCOME (LOSS)     TO AVERAGE NET    PORTFOLIO
 ASSETS (EXCLUDING     TO AVERAGE    ASSETS (EXCLUDING   TURNOVER
      WAIVERS)         NET ASSETS         WAIVERS)         RATE
------------------- --------------- ------------------- ----------
             0.88%2        (0.55)%2            (0.56)%2        46%
             0.95          (0.40)              (0.41)          91
             0.93          (0.73)              (0.74)          81
             0.92          (0.75)              (0.78)         167
             0.87          (0.67)              (0.69)         238
             0.82           0.52                0.52          363

             1.13%2        (0.81)%2            (0.81)%2        46%
             1.19          (0.70)              (0.70)          91
             1.20          (1.02)              (1.02)          81
             1.22          (1.05)              (1.08)         167
             1.17          (0.97)              (0.99)         238
             1.11           0.20                0.20          363
             1.26%2        (0.84)%2            (0.94)%2        46%
             1.29          (0.66)              (0.76)          91
             1.40          (1.12)              (1.22)          81
             1.40          (1.22)              (1.25)         167
             1.36          (1.14)              (1.17)         238
             1.29           0.02                0.02          363

             2.10%2        (1.72)%2            (1.79)%2        46%
             1.94          (1.45)              (1.45)          91
             2.07          (1.89)              (1.89)          81
             2.14          (1.97)              (2.00)         167
             2.10          (1.89)              (1.92)         238
             2.03          (0.69)              (0.69)         363
             1.98%2        (1.65)%2            (1.66)%2        46%
             1.94          (1.41)              (1.41)          91
             2.08          (1.90)              (1.90)          81
             2.14          (1.97)              (2.00)         167
             2.10          (1.89)              (1.92)         238
             2.03          (0.67)              (0.67)         363
             1.56%2        (0.47)%2            (0.75)%2        68%
             1.98          (0.73)              (1.28)         113
             1.63          (1.12)              (1.32)         115
             1.63          (1.06)              (1.34)         226
             1.31          (1.00)              (1.11)         587
             1.45           0.14                 (0.11)       748

             1.98%2        (0.89)%2            (1.22)%2        68%
             2.27          (1.04)              (1.58)         113
             1.94          (1.41)              (1.61)         115
             1.88          (1.38)              (1.59)         226
             1.63          (1.30)              (1.43)         587
             1.73              -               (0.24)         748
             2.13%2        (1.03)%2            (1.40)%2        68%
             2.35          (1.16)              (1.67)         113
             2.14          (1.56)              (1.81)         115
             2.10          (1.53)              (1.81)         226
             1.79          (1.47)              (1.59)         587
             1.91          (0.36)              (0.60)         748

                    149

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 GAIN (LOSS)
                                     NET                       ON INVESTMENTS,
                                    ASSET                     FOREIGN CURRENCY
                                    VALUE          NET           AND OPTIONS
                                  BEGINNING     INVESTMENT     (BOTH REALIZED
                                  OF PERIOD   INCOME (LOSS)    AND UNREALIZED)
                                 ----------- --------------- ------------------
     -----------------------------
     Global Science & Technology Opportunities (Continued)
     -----------------------------
     Investor B Class
     10/1/05 through 3/31/0631      $   6.19    $    (0.06)5          $   0.89
     9/30/05                            5.13         (0.11)5              1.17
     9/30/04                            5.24         (0.13)5              0.02
     9/30/0327                          3.49         (0.10)               1.85
     9/30/0227                          4.33         (0.14)             (0.70)
     9/30/0127                         12.44         (0.09)             (8.02)
     Investor C Class
     10/1/05 through 3/31/0631      $   6.19    $    (0.06)5          $   0.89
     9/30/05                            5.14         (0.11)5              1.16
     9/30/04                            5.24         (0.13)5              0.03
     9/30/0327                          3.49         (0.10)               1.85
     9/30/0227                          4.33         (0.15)             (0.69)
     9/30/0127                         12.44         (0.10)             (8.01)
     ---------
     Global Resources
     ---------
     Institutional Class
     10/1/05 through 3/31/0631      $  79.62    $     0.445           $   6.07
     3/01/05 through 9/30/05           58.80          0.155              20.67
     7/01/04 through 2/28/05           41.25         (0.08)              19.52
     6/30/04                           26.85          0.27               14.78
     6/30/03                           23.51         (0.04)               3.38
     6/30/0227                         22.13         (0.09)               1.47
     6/30/0127                         17.21         (0.18)               5.10
     Investor A Class
     10/1/05 through 3/31/0631      $  76.01    $     0.315           $   5.75
     3/01/05 through 9/30/05           56.23          0.035              19.75
     7/01/04 through 2/28/05           39.58         (0.15)              18.69
     6/30/04                           25.81          0.21               14.15
     6/30/03                           22.74         (0.10)               3.17
     6/30/0227                         21.50         (0.15)               1.39
     6/30/0127                         16.79         (0.22)               4.93
     Investor B Class
     10/1/05 through 3/31/0631      $  69.43    $     0.055           $   5.19
     3/01/05 through 9/30/05           51.58         (0.19)5             18.04
     7/01/04 through 2/28/05           36.52         (0.32)              17.18
     6/30/04                           23.89         (0.06)              13.14
     6/30/03                           21.20         (0.23)               2.92
     6/30/0227                         20.16         (0.27)               1.31
     6/30/0127                         15.85         (0.33)               4.64
     Investor C Class
     10/1/05 through 3/31/0631      $  69.37    $    0.065            $   5.18
     3/01/05 through 9/30/05           51.53         (0.19)5             18.03
     7/01/04 through 2/28/05           36.48         (0.30)              17.14
     6/30/04                           23.88         (0.03)              13.10
     6/30/03                           21.18         (0.23)               2.93
     6/30/0227                         20.14         (0.28)               1.32
     6/30/0127                         15.84         (0.34)               4.64
     -------------
     All-Cap Global Resources
     -------------
     Institutional Class
     10/1/05 through 3/31/0631      $  13.56    $        -5           $   1.20
     2/16/051 through 9/30/05          10.00          0.025               3.54
     Service Class
     10/1/05 through 3/31/0631      $  13.52    $    (0.02)5          $   1.20
     2/16/051 through 9/30/05          10.00          0.035               3.49

                                                                        REDEMPTION       NET
                                     DISTRIBUTIONS      DISTRIBUTIONS   FEES ADDED   ASSET VALUE
                                  FROM NET INVESTMENT        FROM       TO PAID-IN     END OF
                                         INCOME            CAPITAL        CAPITAL      PERIOD
                                 --------------------- --------------- ------------ ------------
     ---------------------------
     Global Science & Technology
Opportunities (Continued)
     ---------------------------
     Investor B Class
     10/1/05 through 3/31/0631               $      -        $      -       $  0.01     $   7.03
     9/30/05                                        -               -             -         6.19
     9/30/04                                        -               -             -         5.13
     9/30/0327                                      -               -             -         5.24
     9/30/0227                                      -               -             -         3.49
     9/30/0127                                      -               -             -         4.33
     Investor C Class
     10/1/05 through 3/31/0631               $      -        $      -       $  0.01     $   7.03
     9/30/05                                        -               -             -         6.19
     9/30/04                                        -               -             -         5.14
     9/30/0327                                      -               -             -         5.24
     9/30/0227                                      -               -             -         3.49
     9/30/0127                                      -               -             -         4.33
     ---------
     Global Resources
     ---------
     Institutional Class
     10/1/05 through 3/31/0631              $   (0.53)      $   (8.60)      $  0.01     $  77.01
     3/01/05 through 9/30/05                        -               -             -        79.62
     7/01/04 through 2/28/05                    (0.34)          (1.55)            -        58.80
     6/30/04                                    (0.65)              -             -        41.25
     6/30/03                                        -               -             -        26.85
     6/30/0227                                      -               -             -        23.51
     6/30/0127                                      -               -             -        22.13
     Investor A Class
     10/1/05 through 3/31/0631              $   (0.48)      $   (8.60)      $  0.01     $  73.00
     3/01/05 through 9/30/05                        -               -             -        76.01
     7/01/04 through 2/28/05                    (0.34)          (1.55)            -        56.23
     6/30/04                                    (0.59)              -             -        39.58
     6/30/03                                        -               -             -        25.81
     6/30/0227                                      -               -             -        22.74
     6/30/0127                                      -               -             -        21.50
     Investor B Class
     10/1/05 through 3/31/0631              $   (0.38)      $   (8.60)      $  0.01     $  65.70
     3/01/05 through 9/30/05                        -               -             -        69.43
     7/01/04 through 2/28/05                    (0.25)          (1.55)            -        51.58
     6/30/04                                    (0.45)              -             -        36.52
     6/30/03                                        -               -             -        23.89
     6/30/0227                                      -               -             -        21.20
     6/30/0127                                      -               -             -        20.16
     Investor C Class
     10/1/05 through 3/31/0631              $   (0.38)      $   (8.60)      $  0.01     $  65.64
     3/01/05 through 9/30/05                        -               -             -        69.37
     7/01/04 through 2/28/05                    (0.24)          (1.55)            -        51.53
     6/30/04                                    (0.47)              -             -        36.48
     6/30/03                                        -               -             -        23.88
     6/30/0227                                      -               -             -        21.18
     6/30/0127                                      -               -             -        20.14
     -------------
     All-Cap Global Resources
     -------------
     Institutional Class
     10/1/05 through 3/31/0631              $       -       $       -       $     -     $  14.76
     2/16/051 through 9/30/05                       -               -             -        13.56
     Service Class
     10/1/05 through 3/31/0631              $       -       $       -       $     -     $  14.70
     2/16/051 through 9/30/05                       -               -             -        13.52

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      150

                                BLACKROCK FUNDS

                                                    RATIO OF NET
                                      NET ASSETS     EXPENSES TO
               TOTAL                END OF PERIOD    AVERAGE NET
              RETURN                    (000)          ASSETS
---------------------------------- --------------- --------------
                     13.57%4,23,30       $  11,823         2.58%2
                     20.664,12              10,998         2.59
                     (2.10)4,12             12,315         2.65
                     50.144                 16,646         2.57
                    (19.40)4                12,944         2.38
                    (65.19)4                22,062         2.42

                     13.57%4,23,30       $   6,136         2.43%2
                     20.434,12               2,794         2.59
                     (1.91)4,12              3,244         2.65
                     50.144                  4,024         2.57
                    (19.40)4                 3,010         2.59
                    (65.19)4                 5,708         2.42
                      9.06%4,15,30       $  43,507         1.01%2
                     35.4112,30             40,906         1.042
                     47.9530                29,188         1.012
                     56.49                  20,044         1.04
                     14.21                  10,144         1.30
                      6.24                   7,995         1.43
                     28.59                   6,935         1.31

                      8.88%3,14,30       $ 863,756         1.32%2
                     35.183,12,30          877,120         1.342
                     47.693,30             676,234         1.362
                     56.063                406,209         1.34
                     13.503                103,987         1.60
                      5.773                 89,883         1.73
                     28.053                 81,880         1.61
                      8.49%4,14,30       $ 110,881         2.04%2
                     34.604,12,30          117,845         2.042
                     47.094,30              94,506         2.012
                     55.074                 66,704         2.04
                     12.694                 29,782         2.30
                      5.164                 25,626         2.43
                     27.194                 19,237         2.31

                      8.50%4,13,30       $ 191,284         2.02%2
                     34.624,12,30          201,265         2.042
                     47.014,30             169,871         2.012
                     55.054                122,088         2.04
                     12.754                 37,601         2.30
                      5.164                 31,853         2.43
                     27.154                 30,214         2.31
                      8.85%12,30         $ 228,711         1.01%2
                     35.6012,30             92,147         1.042

                      8.73%12,30         $   1,104         1.27%2
                     35.2012,30                  -26       1.342

                                        RATIO OF NET
   RATIO OF TOTAL     RATIO OF NET       INVESTMENT
    EXPENSES TO        INVESTMENT      INCOME (LOSS)
    AVERAGE NET      INCOME (LOSS)     TO AVERAGE NET    PORTFOLIO
 ASSETS (EXCLUDING     TO AVERAGE    ASSETS (EXCLUDING   TURNOVER
      WAIVERS)         NET ASSETS         WAIVERS)         RATE
------------------- --------------- ------------------- ----------
             2.88%2        (1.87)%2            (2.17)%2        68%
             3.00          (1.91)              (2.32)         113
             2.82          (2.33)              (2.50)         115
             2.85          (2.28)              (2.55)         226
             2.50          (2.18)              (2.29)         587
             2.65          (1.12)              (1.35)         748

             2.69%2        (1.68)%2            (1.94)%2        68%
             3.00          (1.91)              (2.32)         113
             2.80          (2.33)              (2.48)         115
             2.85          (2.28)              (2.55)         226
             2.72          (2.37)              (2.50)         587
             2.65          (1.09)              (1.32)         748
             1.07%2         1.20%2              1.14%2         18%
             1.182          0.422               0.282           9
             1.022          (0.16)2            (0.17)2         22
             1.04           0.79                0.79           27
             1.31          (0.20)              (0.20)          33
             1.44          (0.42)              (0.42)          38
             1.33          (0.89)              (0.89)          38

             1.44%2         0.88%2              0.76%2         18%
             1.522          0.102              (0.08)2          9
             1.382         (0.52)2             (0.54)2         22
             1.34           0.64                0.64           27
             1.61          (0.47)              (0.47)          33
             1.74          (0.73)              (0.73)          38
             1.63          (1.11)              (1.11)          38
             2.11%2         0.16%2              0.09%2         18%
             2.182         (0.60)2             (0.74)2          9
             2.022         (1.17)2             (1.18)2         22
             2.04           (0.20)             (0.20)          27
             2.31           (1.17)             (1.17)          33
             2.44           (1.41)             (1.41)          38
             2.33           (1.78)             (1.78)          38

             2.09%2         0.18%2              0.11%2         18%
             2.172         (0.61)2             (0.74)2          9
             2.022         (1.17)2             (1.18)2         22
             2.04          (0.10)              (0.10)          27
             2.31          (1.18)              (1.18)          33
             2.44          (1.43)              (1.43)          38
             2.33          (1.83)              (1.83)          38
             1.08%2        (0.04)%2            (0.11)%2        17%
             1.542          0.252              (0.25)2         12

             1.28%2        (0.25)%2            (0.26)%2        17%
             1.772          0.012              (0.42)2         12

                    151

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 GAIN (LOSS)
                                     NET                       ON INVESTMENTS,
                                    ASSET                     FOREIGN CURRENCY                                             NET
                                    VALUE          NET           AND OPTIONS        DISTRIBUTIONS      DISTRIBUTIONS   ASSET VALUE
                                  BEGINNING     INVESTMENT     (BOTH REALIZED    FROM NET INVESTMENT        FROM         END OF
                                  OF PERIOD   INCOME (LOSS)    AND UNREALIZED)          INCOME            CAPITAL        PERIOD
                                 ----------- --------------- ------------------ --------------------- --------------- ------------
     -------------------
     All-Cap Global Resources (Continued)
     -------------------
     Investor A Class
     10/1/05 through 3/31/0631     $   13.50    $    (0.02)5          $   1.22                     $-       $      -     $   14.70
     2/16/051 through 9/30/05          10.00             -5               3.50                      -              -         13.50
     Investor B Class
     10/1/05 through 3/31/0631     $   13.44    $    (0.07)5          $   1.21                     $-       $      -     $   14.58
     2/16/051 through 9/30/05          10.00         (0.05)5              3.49                      -              -         13.44
     Investor C Class
     10/1/05 through 3/31/0631     $   13.46    $    (0.07)5          $   1.21                     $-       $      -     $   14.60
     2/16/051 through 9/30/05          10.00         (0.05)5              3.51                      -              -         13.46
     --------
     Health Sciences
     --------
     Institutional Class
     10/1/05 through 3/31/0631     $   24.45    $        -5           $   2.16                     $-      $   (0.62)    $   25.99
     3/01/05 through 9/30/05           20.50         (0.06)5              4.02                      -        (0.01)        24.45
     2/28/05                           21.15         (0.15)               0.57                      -        (1.07)        20.50
     2/29/04                           11.64         (0.06)              10.21                      -        (0.64)        21.15
     2/28/0327                         14.48         (0.09)              (2.71)                     -        (0.04)        11.64
     2/28/0227                         14.14         (0.08)               0.47                      -        (0.05)        14.48
     2/28/0127                         15.50          0.01               (0.68)                     -        (0.69)        14.14
     Service Class
     10/1/05 through 3/31/0631     $   24.15    $    (0.02)5          $   2.12                     $-      $   (0.62)    $   25.63
     3/01/05 through 9/30/05           20.24         (0.12)5              4.04                      -        (0.01)        24.15
     1/28/051 through 2/28/05          20.30         (0.01)              (0.05)                     -              -         20.24
     Investor A Class
     10/1/05 through 3/31/0631     $   24.11    $    (0.04)5          $   2.13                     $-      $   (0.62)    $   25.58
     3/01/05 through 9/30/05           20.24         (0.09)5              3.97                      -        (0.01)        24.11
     2/28/05                           20.96         (0.17)               0.52                      -        (1.07)        20.24
     2/29/04                           11.57         (0.12)              10.15                      -        (0.64)        20.96
     2/28/0327                         14.43         (0.12)              (2.70)                     -        (0.04)        11.57
     2/28/0227                         14.14         (0.13)               0.47                      -        (0.05)        14.43
     2/28/0127                         13.33         (0.06)               1.88                      -        (1.01)        14.14
     Investor B Class
     10/1/05 through 3/31/0631     $   23.31    $    (0.13)5          $   2.06                     $-      $   (0.62)    $   24.62
     3/01/05 through 9/30/05           19.65         (0.17)5              3.84                      -        (0.01)        23.31
     2/28/05                           20.52         (0.28)               0.48                      -        (1.07)        19.65
     2/29/04                           11.41         (0.24)               9.99                      -        (0.64)        20.52
     2/28/0327                         14.34         (0.21)              (2.68)                     -        (0.04)        11.41
     2/28/0227                         14.14         (0.23)               0.48                      -        (0.05)        14.34
     2/28/0127                         15.50         (0.04)              (0.63)                     -        (0.69)        14.14
     Investor C Class
     10/1/05 through 3/31/0631     $   23.26    $    (0.12)5          $   2.05                     $-      $   (0.62)    $   24.57
     3/01/05 through 9/30/05           19.61         (0.18)5              3.84                      -        (0.01)        23.26
     2/28/05                           20.47         (0.22)               0.43                      -        (1.07)        19.61
     2/29/04                           11.39         (0.23)               9.95                      -        (0.64)        20.47
     2/28/0327                         14.31         (0.21)              (2.67)                     -        (0.04)        11.39
     2/28/0227                         14.11         (0.23)               0.48                      -        (0.05)        14.31
     2/28/0127                         15.50         (0.04)              (0.66)                     -        (0.69)        14.11

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      152

                                BLACKROCK FUNDS

                                                     RATIO OF NET
                                       NET ASSETS     EXPENSES TO
               TOTAL                 END OF PERIOD    AVERAGE NET
               RETURN                    (000)          ASSETS
----------------------------------- --------------- --------------
                       8.89%3,12,30     $ 190,012           1.31%2
                      35.003,12,30         87,949           1.342

                       8.48%4,12,30     $  36,314           2.04%2
                      34.404,12,30         16,019           2.042
                       8.47%4,12,30     $ 109,553           2.03%2
                      34.604,12,30         48,288           2.042
                       8.97%12,30       $  81,589           1.06%2
                      19.3212,30           31,229           1.252
                       1.84                 4,262           1.25
                      87.73                 5,067           1.25
                     (19.42)                  988           1.25
                       2.76                 1,109           1.25
                      (4.48)                  946           1.25

                       8.83%12,30       $   1,006           1.27%2
                      19.3712,30               66           1.552
                      (0.30)30                  -26         0.822
                       8.81%3,12,30     $ 362,291           1.34%2
                      19.173,12,30        186,545           1.552
                       1.523               76,550           1.58
                      87.133               54,638           1.55
                     (19.63)3               9,250           1.55
                       2.413               13,069           1.55
                      14.313                6,863           1.54

                       8.41%4,12,30     $  71,770           2.12%2
                      18.684,12,30         45,073           2.252
                       0.804               29,495           2.25
                      85.894               22,825           2.25
                     (20.24)4               9,290           2.25
                       1.774               11,399           2.25
                      (4.47)4               4,645           2.25
                       8.43%4,12,30     $ 214,743           2.05%2
                      18.674,12,30         84,431           2.252
                       0.864               25,248           2.25
                      85.874               11,017           2.25
                     (20.21)4               1,291           2.25
                       1.774                1,314           2.25
                      (4.67)4                 645           2.25

                                        RATIO OF NET
   RATIO OF TOTAL     RATIO OF NET       INVESTMENT
    EXPENSES TO        INVESTMENT      INCOME (LOSS)
    AVERAGE NET      INCOME (LOSS)     TO AVERAGE NET    PORTFOLIO
 ASSETS (EXCLUDING     TO AVERAGE    ASSETS (EXCLUDING   TURNOVER
      WAIVERS)         NET ASSETS         WAIVERS)         RATE
------------------- --------------- ------------------- ----------
             1.45%2        (0.33)%2            (0.47)%2        17%
             1.872          0.012              (0.52)2         12

             2.11%2        (1.06)%2            (1.13)%2        17%
             2.492         (0.64)2             (1.09)2         12
             2.08%2        (1.04)%2            (1.09)%2        17%
             2.482         (0.70)2             (1.14)2         12
             1.06%2            -%2                 -%2         71%
             1.372         (0.47)2             (0.59)2         77
             1.37          (0.59)              (0.71)         173
             1.84          (0.38)              (0.97)         106
             2.75          (0.69)              (2.18)         157
             3.25          (0.56)              (2.53)          75
             6.86           0.18               (5.40)         139

             1.29%2        (0.20)%2            (0.22)%2        71%
             1.642         (0.90)2             (0.99)2         77
             0.822         (0.70)2             (0.70)2        173
             1.45%2        (0.31)%2            (0.42)%2        71%
             1.692         (0.68)2             (0.82)2         77
             1.73          (0.90)              (1.05)         173
             2.11          (0.71)              (1.27)         106
             3.04          (0.99)              (2.47)         157
             3.41          (0.88)              (2.71)          75
             8.44          (0.48)              (7.35)         139

             2.13%2        (1.11)%2            (1.12)%2        71%
             2.332         (1.35)2             (1.43)2         77
             2.39          (1.58)              (1.71)         173
             2.91          (1.44)              (2.10)         106
             3.74          (1.69)              (3.17)         157
             3.99          (1.59)              (3.30)          75
             8.54          (0.81)              (7.07)         139
             2.06%2        (0.99)%2            (1.00)%2        71%
             2.322         (1.41)2             (1.48)2         77
             2.41          (1.56)              (1.71)         173
             2.77          (1.38)              (1.90)         106
             3.74          (1.69)              (3.18)         157
             3.99          (1.58)              (3.29)          75
             8.15          (0.83)              (6.70)         139

                    153

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  GAIN (LOSS)
                                      NET                       ON INVESTMENTS,                         DISTRIBUTIONS
                                     ASSET                     FOREIGN CURRENCY                           FROM NET         NET
                                     VALUE          NET           AND OPTIONS        DISTRIBUTIONS        REALIZED     ASSET VALUE
                                   BEGINNING     INVESTMENT     (BOTH REALIZED    FROM NET INVESTMENT      CAPITAL       END OF
                                   OF PERIOD   INCOME (LOSS)    AND UNREALIZED)          INCOME             GAINS        PERIOD
                                  ----------- --------------- ------------------ --------------------- -------------- ------------
     ---------
     U. S. Opportunities
     ---------
     Institutional Class
     10/1/05 through 3/31/0631      $   25.56    $    (0.03)5           $  4.76                 $   -      $       -     $   30.29
     9/30/05                            20.34         (0.15)5              5.37                     -              -         25.56
     9/30/04                            16.56         (0.17)5              3.95                     -              -         20.34
     9/30/0327                          13.06         (0.16)               3.66                     -              -         16.56
     9/30/0227                          17.76         (0.23)5             (4.06)                (0.41)             -         13.06
     9/30/0127                          45.41          0.04              (17.61)                    -         (10.08)        17.76
     Service Class
     10/1/05 through 3/31/0631      $   24.96    $    (0.08)5           $  4.65                 $   -      $       -     $   29.53
     9/30/05                            19.93         (0.21)5              5.24                     -              -         24.96
     9/30/04                            16.27         (0.22)5              3.88                     -              -         19.93
     9/30/0327                          12.88         (0.19)               3.58                     -              -         16.27
     9/30/0227                          17.51         (0.51)              (3.79)                (0.33)             -         12.88
     9/30/0127                          45.08         (0.05)             (17.44)                    -         (10.08)        17.51
     Investor A Class
     10/1/05 through 3/31/0631      $   24.76    $    (0.09)5           $  4.61                 $   -       $      -     $   29.28
     9/30/05                            19.78         (0.22)5              5.20                     -              -         24.76
     9/30/04                            16.17         (0.26)5              3.87                     -              -         19.78
     9/30/0327                          12.81         (0.21)               3.57                     -              -         16.17
     9/30/0227                          17.41         (0.42)              (3.89)                (0.29)             -         12.81
     9/30/0127                          44.93         (0.09)             (17.35)                    -         (10.08)        17.41
     Investor B Class
     10/1/05 through 3/31/0631      $   23.45    $    (0.17)5           $  4.35                 $   -       $      -     $   27.63
     9/30/05                            18.87         (0.37)5              4.95                     -              -         23.45
     9/30/04                            15.55         (0.39)5              3.71                     -              -         18.87
     9/30/0327                          12.41         (0.32)               3.46                     -              -         15.55
     9/30/0227                          16.86         (0.54)             (3.78)                (0.13)             -         12.41
     9/30/0127                          44.15         (0.28)             (16.93)                    -         (10.08)        16.86
     Investor C Class
     10/1/05 through 3/31/0631      $   23.43    $    (0.17)5           $  4.34                 $   -       $      -     $   27.60
     9/30/05                            18.85         (0.37)5              4.95                     -              -         23.43
     9/30/04                            15.53         (0.38)5              3.70                     -              -         18.85
     9/30/0327                          12.40         (0.32)               3.45                     -              -         15.53
     9/30/0227                          16.85         (0.55)              (3.77)                (0.13)             -         12.40
     9/30/0127                          44.14         (0.29)             (16.92)                    -         (10.08)        16.85
     -----------
     Global Opportunities
     -----------
     Institutional Class
     1/31/061 through 3/31/0631     $   10.00     $    0.045            $  0.20                 $   -       $      -     $   10.24
     Service Class
     1/31/061 through 3/31/0631     $   10.00     $    0.035            $  0.20                 $   -       $      -     $   10.23
     Investor A
     1/31/061 through 3/31/0631     $   10.00     $    0.055            $  0.18                 $   -       $      -     $   10.23
     Investor B
     1/31/061 through 3/31/0631     $   10.00     $    0.025            $  0.20                 $   -       $      -     $   10.22
     Investor C
     1/31/061 through 3/31/0631     $   10.00     $    0.025            $  0.20                 $   -       $      -     $   10.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      154

                                BLACKROCK FUNDS

                                                     RATIO OF NET
                                       NET ASSETS     EXPENSES TO
               TOTAL                 END OF PERIOD    AVERAGE NET
               RETURN                    (000)          ASSETS
----------------------------------- --------------- --------------
                      18.51%12,30          $  7,522         1.42%2
                    25.6612                   6,390         1.60
                    22.8312                   6,074         1.60
                      26.80                   7,235         1.52
                     (25.04)                 10,867         1.45
                     (46.34)                 35,869         1.45

                      18.31%12,30          $    860         1.78%2
                    25.2412                     472         1.90
                    22.5012                   2,303         1.90
                      26.32                     421         1.83
                     (25.26)                    483         1.75
                     (46.55)                  1,059         1.75
                      18.26%3,12,30        $ 41,917         1.84%2
                  25.183,12                  31,277         1.97
                  22.333,12                  31,282         2.04
                     26.233                  29,258         2.00
                     (25.39)3                28,733         1.92
                     (46.61)3                51,232         1.93

                      17.83%4,12,30        $ 40,155         2.57%2
                  24.274,12                  37,132         2.72
                  21.354,12                  40,994         2.80
                     25.304                  41,259         2.74
                     (25.92)4                43,883         2.67
                     (47.01)4                79,401         2.67
                      17.80%4,12,30        $ 26,828         2.56%2
                  24.304,12                  20,774         2.72
                  21.384,12                  20,261         2.81
                     25.244                  20,761         2.74
                     (25.93)4                22,020         2.67
                     (47.02)4                42,007         2.67
                       2.40%12,30          $  5,471         1.17%2

                       2.30%12,30          $     10         1.65%2
                       2.30%3,12,30        $  6,843         1.65%2

                       2.20%4,12,30        $    842         2.40%2
                       2.20%4,12,30        $  2,382         2.40%2

                                        RATIO OF NET
   RATIO OF TOTAL     RATIO OF NET       INVESTMENT
    EXPENSES TO        INVESTMENT      INCOME (LOSS)
    AVERAGE NET      INCOME (LOSS)     TO AVERAGE NET    PORTFOLIO
 ASSETS (EXCLUDING     TO AVERAGE    ASSETS (EXCLUDING   TURNOVER
      WAIVERS)         NET ASSETS         WAIVERS)         RATE
------------------- --------------- ------------------- ----------
             1.58%2        (0.24)%2            (0.40)%2        58%
             1.73          (0.65)              (0.78)          94
             1.65          (0.92)              (0.97)         106
             1.59          (0.87)              (0.94)         248
             1.49          (1.23)              (1.27)         361
             1.47           0.15                0.14          402

             1.85%2        (0.60)%2            (0.67)%2        58%
             1.97          (0.96)              (1.03)          94
             1.97          (1.15)              (1.22)         106
             1.89          (1.17)              (1.24)         248
             1.79          (1.51)              (1.56)         361
             1.77          (0.19)              (0.21)         402
             1.99%2        (0.66)%2            (0.81)%2        58%
             2.08          (1.02)              (1.13)          94
             2.15          (1.36)              (1.46)         106
             2.06          (1.34)              (1.40)         248
             1.97          (1.68)              (1.73)         361
             1.94          (0.30)              (0.32)         402

             2.66%2        (1.39)%2            (1.48)%2        58%
             2.73          (1.77)              (1.78)          94
             2.81          (2.12)              (2.13)         106
             2.81          (2.09)              (2.15)         248
             2.72          (2.43)              (2.47)         361
             2.69          (1.06)              (1.08)         402
             2.64%2        (1.38)%2            (1.46)%2        58%
             2.73          (1.77)              (1.78)          94
             2.83          (2.13)              (2.15)         106
             2.81          (2.09)              (2.15)         248
             2.72          (2.43)              (2.48)         361
             2.69          (1.02)              (1.04)         402
             2.00%2         1.89%2              1.06%2         28%

             4.11%2         1.39%2             (1.07)%2        28%
             3.09%2         0.77%2             (0.67)%2        28%

             6.69%2         0.39%2             (3.90)%2        28%
             3.43%2         1.29%2              0.26%2         28%

                    155

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  GAIN (LOSS)
                                     NET                        ON INVESTMENTS,
                                    ASSET                      FOREIGN CURRENCY
                                    VALUE           NET           AND OPTIONS
                                  BEGINNING     INVESTMENT      (BOTH REALIZED
                                  OF PERIOD    INCOME (LOSS)    AND UNREALIZED)
                                 ----------- ---------------- ------------------
     --------------
     International Opportunities
     --------------
     Institutional Class
     10/1/05 through 3/31/0631     $   34.34      $    0.095            $  8.08
     9/30/05                           24.44           0.535               9.68
     9/30/04                           19.96           0.085               4.41
     9/30/0327                         15.22              -                4.73
     9/30/0227                         14.86           0.05                0.27
     9/30/0127                         22.54           0.30               (7.93)
     Service Class
     10/1/05 through 3/31/0631     $   33.55      $    0.075            $  7.85
     9/30/05                           23.93           0.445               9.45
     9/30/04                           19.59           0.065               4.30
     9/30/0327                         14.98            0.05               4.55
     9/30/0227                         14.66          (0.02)               0.30
     9/30/0127                         22.36           0.29              (7.94)
     Investor A Class
     10/1/05 through 3/31/0631     $   33.36      $    0.045            $  7.85
     9/30/05                           23.78           0.445               9.38
     9/30/04                           19.49          (0.02)5              4.32
     9/30/0327                         14.94           0.01                4.53
     9/30/0227                         14.65          (0.03)               0.28
     9/30/0127                         22.34           0.13               (7.77)
     Investor B Class
     10/1/05 through 3/31/0631     $   31.97      $   (0.10)5           $  7.50
     9/30/05                           22.80           0.185               9.05
     9/30/04                           18.83          (0.21)5              4.19
     9/30/0327                         14.54          (0.12)               4.40
     9/30/0227                         14.37          (0.16)               0.29
     9/30/0127                         22.06           0.01               (7.65)
     Investor C Class
     10/1/05 through 3/31/0631     $   31.93      $   (0.09)5           $  7.48
     9/30/05                           22.80           0.215               9.01
     9/30/04                           18.84          (0.21)5              4.18
     9/30/0327                         14.54          (0.11)5              4.40
     9/30/0227                         14.36          (0.15)               0.29
     9/30/0127                         22.06           0.01               (7.66)

                                                        DISTRIBUTIONS
                                                          FROM NET     REDEMPTION       NET
                                     DISTRIBUTIONS        REALIZED     FEES ADDED   ASSET VALUE
                                  FROM NET INVESTMENT      CAPITAL     TO PAID-IN     END OF
                                         INCOME             GAINS        CAPITAL      PERIOD
                                 --------------------- -------------- ------------ ------------
     --------------
     International Opportunities
     --------------
     Institutional Class
     10/1/05 through 3/31/0631                $ (0.37)     $   (0.76)      $     -    $   41.38
     9/30/05                                    (0.32)             -          0.01        34.34
     9/30/04                                    (0.02)             -          0.01        24.44
     9/30/0327                                      -              -          0.01        19.96
     9/30/0227                                      -              -          0.04        15.22
     9/30/0127                                      -          (0.05)            -        14.86
     Service Class
     10/1/05 through 3/31/0631                $ (0.35)     $   (0.76)      $     -    $   40.36
     9/30/05                                    (0.28)             -          0.01        33.55
     9/30/04                                    (0.02)             -             -        23.93
     9/30/0327                                      -              -          0.01        19.59
     9/30/0227                                      -              -          0.04        14.98
     9/30/0127                                      -          (0.05)            -        14.66
     Investor A Class
     10/1/05 through 3/31/0631                $ (0.35)     $   (0.76)      $     -    $   40.14
     9/30/05                                    (0.25)             -          0.01        33.36
     9/30/04                                    (0.02)             -          0.01        23.78
     9/30/0327                                      -              -          0.01        19.49
     9/30/0227                                      -              -          0.04        14.94
     9/30/0127                                      -          (0.05)            -        14.65
     Investor B Class
     10/1/05 through 3/31/0631                $ (0.29)     $   (0.76)      $     -    $   38.32
     9/30/05                                    (0.07)             -          0.01        31.97
     9/30/04                                    (0.02)             -          0.01        22.80
     9/30/0327                                      -              -          0.01        18.83
     9/30/0227                                      -              -          0.04        14.54
     9/30/0127                                      -          (0.05)            -        14.37
     Investor C Class
     10/1/05 through 3/31/0631                $ (0.29)     $   (0.76)      $     -    $   38.27
     9/30/05                                    (0.10)             -          0.01        31.93
     9/30/04                                    (0.02)             -          0.01        22.80
     9/30/0327                                      -              -          0.01        18.84
     9/30/0227                                      -              -          0.04        14.54
     9/30/0127                                      -          (0.05)            -        14.36

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      156

                                BLACKROCK FUNDS

                                                     RATIO OF NET
                                       NET ASSETS     EXPENSES TO
               TOTAL                 END OF PERIOD    AVERAGE NET
               RETURN                    (000)          ASSETS
----------------------------------- --------------- --------------
                      24.30%12,30         $ 336,776         1.34%2
                    42.1315                 216,070         1.45
                    22.5416                  96,535         1.45
                    31.1417                  57,950         1.41
                       2.42                  54,164         1.33
                     (33.93)                 60,531         1.33

                      24.15%12,30         $ 128,173         1.58%2
                    41.6515                  44,308         1.74
                    22.2512                  19,167         1.75
                    30.7818                   1,573         1.72
                       2.18                     670         1.60
                     (34.29)                    500         1.63
                      24.17%3,12,30       $ 416,511         1.61%2
                  41.603,16                 253,710         1.75
                  22.113,17                  99,879         1.89
                  30.453,17                  37,934         1.89
                   1.983,12                  25,969         1.80
                     (34.27)3                28,781         1.80

                      23.66%4,12,30       $ 100,190         2.39%2
                  40.584,15                  73,946         2.50
                  21.184,16                  45,167         2.65
                  29.514,16                  31,454         2.63
                   1.184,12                  25,917         2.54
                     (34.71)4                27,895         2.55
                      23.68%4,12,30       $ 213,038         2.35%2
                  40.604,16                 130,138         2.50
                  21.124,16                  54,894         2.65
                  29.574,16                  26,912         2.63
                   1.254,12                  18,599         2.55
                     (34.71)4                21,019         2.55

                                        RATIO OF NET
   RATIO OF TOTAL     RATIO OF NET       INVESTMENT
    EXPENSES TO        INVESTMENT      INCOME (LOSS)
    AVERAGE NET      INCOME (LOSS)     TO AVERAGE NET    PORTFOLIO
 ASSETS (EXCLUDING     TO AVERAGE    ASSETS (EXCLUDING   TURNOVER
      WAIVERS)         NET ASSETS         WAIVERS)         RATE
------------------- --------------- ------------------- ----------
             1.35%2         0.51%2              0.50%2          51%
             1.51           1.81                1.75            86
             1.58           0.31                0.17            98
             1.51           0.42                0.32            72
             1.43           0.27                0.17           104
             1.40           1.36                1.30           207

             1.58%2         0.39%2              0.39%2          51%
             1.76           1.52                1.50            86
             1.91           0.21                0.05            98
             1.80           0.30                0.22            72
             1.70          (0.17)              (0.27)          104
             1.84           1.50                1.29           207
             1.72%2         0.24%2              0.13%2          51%
             1.86           1.53                1.42            86
             2.06          (0.06)              (0.24)           98
             1.98           0.05               (0.04)           72
             1.91          (0.17)              (0.27)          104
             1.89           0.80                0.72           207

             2.40%2        (0.60)%2            (0.61)%2         51%
             2.51           0.68                0.67            86
             2.72          (0.94)              (1.00)           98
             2.72          (0.74)              (0.83)           72
             2.64          (0.93)              (1.03)          104
             2.64           0.06               (0.03)          207
             2.36%2        (0.50)%2            (0.51)%2         51%
             2.51           0.75                0.74            86
             2.72          (0.86)              (0.93)           98
             2.72          (0.71)              (0.80)           72
             2.66          (0.95)              (1.05)          104
             2.66           0.07               (0.03)          207

                    157

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 GAIN (LOSS)
                                     NET                       ON INVESTMENTS,                         DISTRIBUTIONS
                                    ASSET                     FOREIGN CURRENCY                           FROM NET         NET
                                    VALUE          NET           AND OPTIONS        DISTRIBUTIONS        REALIZED     ASSET VALUE
                                  BEGINNING     INVESTMENT     (BOTH REALIZED    FROM NET INVESTMENT      CAPITAL       END OF
                                  OF PERIOD   INCOME (LOSS)    AND UNREALIZED)          INCOME             GAINS        PERIOD
                                 ----------- --------------- ------------------ --------------------- -------------- ------------
     --------
     Asset Allocation*
     --------
     Institutional Class
     10/1/05 through 3/31/0631     $   15.51      $    0.145          $   0.79             $   (0.16)     $   (0.65)    $   15.63
     3/01/05 through 9/30/05           14.99           0.175              0.52                 (0.17)             -         15.51
     4/01/04 through 2/28/05           14.91           0.20               0.82                 (0.40)         (0.54)        14.99
     3/31/04                           11.38           0.24               3.54                 (0.25)             -         14.91
     3/31/0327                         14.17           0.28              (2.68)                (0.33)         (0.06)        11.38
     3/31/0227                         14.05           0.32               0.83                 (0.35)         (0.68)        14.17
     3/31/0127                         16.26           0.42              (0.41)                (0.33)         (1.89)        14.05
     Service Class
     10/1/05 through 3/31/0631     $   15.49      $    0.125          $   0.78             $   (0.14)     $   (0.65)    $   15.60
     3/01/05 through 9/30/05           14.97           0.145              0.52                 (0.14)             -         15.49
     1/28/051 through 2/28/05          14.63           0.01               0.33                     -              -         14.97
     Investor A Class
     10/1/05 through 3/31/0631     $   15.48      $    0.115          $   0.78             $   (0.13)     $   (0.65)    $   15.59
     3/01/05 through 9/30/05           14.95           0.135              0.53                 (0.13)             -         15.48
     4/01/04 through 2/28/05           14.89           0.18               0.80                 (0.38)         (0.54)        14.95
     3/31/04                           11.36           0.19               3.55                 (0.21)             -         14.89
     3/31/0327                         14.15           0.24              (2.68)                (0.29)         (0.06)        11.36
     3/31/0227                         14.03           0.28               0.83                 (0.31)         (0.68)        14.15
     3/31/0127                         16.24           0.39              (0.40)                (0.31)         (1.89)        14.03
     Investor B Class
     10/1/05 through 3/31/0631     $   15.34      $    0.055          $   0.77             $   (0.07)     $   (0.65)    $   15.44
     3/01/05 through 9/30/05           14.81           0.075              0.51                 (0.05)             -         15.34
     4/01/04 through 2/28/05           14.74           0.08               0.81                 (0.28)         (0.54)        14.81
     3/31/04                           11.26           0.10               3.49                 (0.11)             -         14.74
     3/31/0327                         14.01           0.15              (2.63)                (0.21)         (0.06)        11.26
     3/31/0227                         13.90           0.17               0.83                 (0.21)         (0.68)        14.01
     3/31/0127                         16.08           0.26              (0.37)                (0.19)         (1.88)        13.90
     Investor C Class
     10/1/05 through 3/31/0631     $   15.33      $    0.055          $   0.78             $   (0.08)     $   (0.65)    $   15.43
     3/01/05 through 9/30/05           14.81           0.065              0.52                 (0.06)             -         15.33
     4/01/04 through 2/28/05           14.74           0.08               0.81                 (0.28)         (0.54)        14.81
     3/31/04                           11.25           0.10               3.50                 (0.11)             -         14.74
     3/31/0327                         14.01           0.15              (2.65)                (0.21)         (0.05)        11.25
     3/31/0227                         13.89           0.18               0.80                 (0.19)         (0.67)        14.01
     3/31/0127                         16.05           0.27              (0.38)                (0.18)         (1.87)        13.89

     *The performance prior to January 31, 2005 set forth in this table is the financial data of the State Street Research Asset
Allocation Fund,
     series of a predecessor trust, the State Street Research Income Trust. BlackRock Funds acquired all of the assets and certain stated liabilities
     of a State Street Research Asset Allocation Fund on January 28, 2005. The net asset values and other per share information listed have been
     restated to reflect the conversion ratios of 0.71889936, 0.71991517, 0.72321182 and 0.72727901 for Institutional, Class A,
Class B and Class
     C shares, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      158

                                BLACKROCK FUNDS

                                                     RATIO OF NET
                                       NET ASSETS     EXPENSES TO
               TOTAL                 END OF PERIOD    AVERAGE NET
               RETURN                    (000)          ASSETS
----------------------------------- --------------- --------------
                       6.24%12,30         $  33,045         0.82%2
                  4.6612,30                  29,752         0.862
                     7.1730                  31,328         1.032
                      33.46                  21,989         1.15
                     (17.12)                 17,992         1.12
                       8.47                  26,821         1.10
                       0.56                  26,917         1.17

                       6.03%12,30         $   2,199         1.12%2
                  4.4412,30                   2,171         1.162
                     2.3230                   2,171         1.162
                       5.98%3,12,30       $ 494,561         1.22%2
                4.443,12,30                 491,557         1.252
                   6.783,30                 526,929         1.242
                     32.943                 357,100         1.45
                     (17.37)3               252,069         1.42
                      8.153                 320,614         1.40
                      0.293                 272,813         1.44

                       5.58%4,12,30       $ 185,967         1.98%2
                3.944,12,30                 181,583         2.012
                   6.204,30                 187,689         2.042
                     32.034                 133,083         2.15
                     (17.91)4                75,963         2.12
                      7.304                  81,440         2.10
                      (0.35)4                56,543         2.17
                       5.62%4,12,30       $  75,034         1.93%2
                   3.904,12,30               67,371         2.002
                   6.204,30                  65,357         2.042
                     32.144                  42,262         2.15
                     (17.96)4                19,079         2.12
                      7.314                  13,226         2.10
                      (0.35)4                12,687         2.17
                                      159

                                        RATIO OF NET
   RATIO OF TOTAL     RATIO OF NET       INVESTMENT
    EXPENSES TO        INVESTMENT      INCOME (LOSS)
    AVERAGE NET      INCOME (LOSS)     TO AVERAGE NET    PORTFOLIO
 ASSETS (EXCLUDING     TO AVERAGE    ASSETS (EXCLUDING   TURNOVER
      WAIVERS)         NET ASSETS         WAIVERS)         RATE
------------------- --------------- ------------------- ----------
             0.97%2          1.81%2              1.66%2        65%
             1.112           1.902               1.652         90
             1.052           1.712               1.702        101
             1.15            1.74                1.74         216
             1.13            2.21                2.21         181
             1.11            2.27                2.27         186
             1.19            2.85                2.85         181

             1.24%2          1.51%2              1.39%2        65%
             1.362           1.602               1.402         90
             1.262          (0.17)2             (0.27)2       101
             1.38%2          1.41%2              1.25%2        65%
             1.462           1.512               1.302         90
             1.322           1.552               1.472        101
             1.45            1.43                1.43         216
             1.43            1.92                1.92         181
             1.41            1.95                1.95         186
             1.46            2.61                2.61         181

             2.04%2          0.65%2              0.59%2        65%
             2.112           0.752               0.652         90
             2.042           0.732               0.732        101
             2.15            0.72                0.72         216
             2.13            1.22                1.22         181
             2.11            1.25                1.25         186
             2.19            1.86                1.86         181
             1.99%2          0.70%2              0.64%2        65%
             2.112           0.752               0.642         90
             2.042           0.762               0.762        101
             2.15            0.72                0.72         216
             2.13            1.21                1.21         181
             2.11            1.26                1.26         186
             2.19            1.89                1.89         181
                                      159

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 GAIN (LOSS)
                                     NET                       ON INVESTMENTS,                         DISTRIBUTIONS
                                    ASSET                     FOREIGN CURRENCY                           FROM NET         NET
                                    VALUE          NET           AND OPTIONS        DISTRIBUTIONS        REALIZED     ASSET VALUE
                                  BEGINNING     INVESTMENT     (BOTH REALIZED    FROM NET INVESTMENT      CAPITAL       END OF
                                  OF PERIOD   INCOME (LOSS)    AND UNREALIZED)          INCOME             GAINS        PERIOD
                                 ----------- --------------- ------------------ --------------------- -------------- ------------
     ------
     Index Equity
     ------
     Institutional Class
     10/1/05 through 3/31/0631     $   23.63      $    0.225          $   1.27             $   (0.22)             $-    $   24.90
     9/30/05                           21.49           0.455              2.15                 (0.46)              -        23.63
     9/30/04                           19.19           0.345              2.29                 (0.33)              -        21.49
     9/30/0327                         15.69           0.30               3.48                 (0.28)              -        19.19
     9/30/0227                         20.03           0.25              (4.34)                (0.25)              -        15.69
     9/30/0127                         27.59           0.26              (7.63)                (0.19)              -        20.03
     Service Class
     10/1/05 through 3/31/0631     $   23.48      $    0.195          $   1.26             $   (0.19)             $-    $   24.74
     9/30/05                           21.35           0.375              2.13                 (0.37)              -        23.48
     9/30/04                           19.08           0.255              2.27                 (0.25)              -        21.35
     9/30/0327                         15.62           0.21               3.47                 (0.22)              -        19.08
     9/30/0227                         19.97           0.25              (4.41)                (0.19)              -        15.62
     9/30/0127                         27.54           0.16              (7.61)                (0.12)              -        19.97
     Investor A Class
     10/1/05 through 3/31/0631     $   23.46      $    0.195          $   1.26             $   (0.19)             $-    $   24.72
     9/30/05                           21.34           0.365              3.47                 (1.71)              -        23.46
     9/30/04                           19.07           0.225              2.28                 (0.23)              -        21.34
     9/30/0327                         15.62           0.18               3.46                 (0.19)              -        19.07
     9/30/0227                         19.95           0.13              (4.31)                (0.15)              -        15.62
     9/30/0127                         27.51           0.12              (7.60)                (0.08)              -        19.95
     Investor B Class
     10/1/05 through 3/31/0631     $   23.06      $    0.095          $   1.24             $   (0.09)             $-    $   24.30
     9/30/05                           20.98           0.205              1.88                     -               -        23.06
     9/30/04                           18.75           0.065              2.24                 (0.07)              -        20.98
     9/30/0327                         15.35           0.04               3.42                 (0.06)              -        18.75
     9/30/0227                         19.61          (0.01)             (4.25)                    -               -        15.35
     9/30/0127                         27.15          (0.06)             (7.48)                    -               -        19.61
     Investor C Class
     10/1/05 through 3/31/0631     $   23.05      $    0.095          $   1.25             $   (0.10)             $-    $   24.29
     9/30/05                           20.97           0.195              2.09                 (0.20)              -        23.05
     9/30/04                           18.74           0.065              2.24                 (0.07)              -        20.97
     9/30/0327                         15.35           0.04               3.41                 (0.06)              -        18.74
     9/30/0227                         19.61          (0.01)             (4.25)                    -               -        15.35
     9/30/0127                         27.15          (0.06)             (7.48)                    -               -        19.61

    1 Commencement of operations of share class.
    2 Annualized.
    3 Sales load not reflected in total return.
    4 Contingent deferred sales load not reflected in total return.
    5 Calculated using the average shares outstanding method.
    6 For period 12/1/00 through 9/30/01.
    7 For period 12/1/01 through 9/30/02.
    8 For period 12/1/02 through 9/30/03.
    9 For period 12/1/03 through 9/30/04.
    10 For period 12/1/04 through 9/30/05.
    11 For period 12/1/05 through 3/31/06.
    12 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. There was no impact to the return.
    13 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return, for redemption fees received during the period, is 2 basis points.
    14 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return, for redemption fees received during the period, is 3 basis points.
    15 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return, for redemption fees received during the period, is 4 basis points.
    16 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return, for redemption fees received during the period, is 5 basis points.
    17 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return, for redemption fees received during the period, is 6 basis points.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      160

                                BLACKROCK FUNDS

                                                        RATIO OF NET
                                       NET ASSETS        EXPENSES TO
               TOTAL                 END OF PERIOD       AVERAGE NET
               RETURN                    (000)             ASSETS
----------------------------------- --------------- --------------------
                       6.34%12,30        $ 545,284            0.17%2,++
                          12.1712          595,050            0.18++
                          13.7112          546,947            0.18++
                            24.20          618,249            0.18++
                          (20.65)         741,161            0.18++
                          (26.78)         557,845            0.18++

                       6.20%12,30        $  78,374            0.45%2,++
                          11.7812           68,637            0.55++
                          13.2012           74,641            0.56++
                            23.68           72,505            0.61++
                          (21.02)          63,468            0.61++
                          (27.10)         292,389            0.61++
                     6.19%3,12,30        $ 294,318            0.45%2,++
                        11.753,12          296,266            0.55++
                        13.103,12          312,606            0.70++
                           23.413          281,505            0.79++
                          (21.09)3        222,736            0.79++
                          (27.23)3         76,363            0.79++

                     5.79%4,12,30        $ 116,445            1.23%2,++
                        10.894,12          136,878            1.31++
                        12.254,12          177,754            1.46++
                           22.594          192,614            1.54++
                           (21.72)4        175,100            1.53++
                           (27.77)4        262,027            1.53++
                     5.80%4,12,30        $ 202,787            1.22%2,++
                        10.904,12          228,276            1.31++
                        12.264,12          279,130            1.46++
                           22.524          297,835            1.54++
                          (21.72)4        270,958            1.53++
                          (27.77)4        382,356            1.53++

                                        RATIO OF NET
   RATIO OF TOTAL     RATIO OF NET       INVESTMENT
    EXPENSES TO        INVESTMENT      INCOME (LOSS)
    AVERAGE NET      INCOME (LOSS)     TO AVERAGE NET    PORTFOLIO
 ASSETS (EXCLUDING     TO AVERAGE    ASSETS (EXCLUDING   TURNOVER
      WAIVERS)         NET ASSETS         WAIVERS)        RATE32
------------------- --------------- ------------------- ----------
         0.32%2,++           1.83%2              1.68%2       2%11
         0.37++              1.95                1.76       710
         0.36++              1.56                1.38        29
         0.37++              1.63                1.44       108
         0.33++              1.35                1.20        67
         0.33++              1.11                0.96        86

         0.49%2,++           1.55%2              1.51%2       2%11
         0.60++              1.62                1.57       710
         0.67++              1.17                1.06        29
         0.67++              1.19                1.13       108
         0.67++              0.87                0.81        67
         0.63++              0.68                0.66        86
         0.59%2,++           1.55%2              1.41%2       2%11
         0.70++              1.59                1.44       710
         0.84++              1.04                0.90        29
         0.85++              1.01                0.96       108
         0.78++              0.72                0.72        67
         0.81++              0.50                0.48        86

         1.28%2,++           0.78%2              0.73%2       2%11
         1.35++              0.86                0.82       710
         1.50++              0.28                0.24        29
         1.59++              0.27                0.21       108
         1.55++             (0.04)              (0.05)       67
         1.55++             (0.25)              (0.26)       86
         1.27%2,++           0.78%2              0.73%2       2%11
         1.35++              0.86                0.82       710
         1.50++              0.28                0.24        29
         1.59++              0.27                0.21       108
         1.55++             (0.04)              (0.05)       67
         1.55++             (0.25)              (0.26)       86

    18 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return, for redemption fees received during the period, is 7 basis points.
    19 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return, for redemption fees received during the period, is 8 basis points.
    20 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return, for redemption fees received during the period, is 9 basis points.
    21 Redemption fee of 2.00% received by the Portfolios is reflected in total returns calculations. The impact to the return, for redemption fees received during the period, is 10 basis points.
    22 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return, for redemption fees received during the period, is 15 basis points.
    23 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return, for redemption fees received during the period, is 16 basis points.
    24 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return, for redemption fees received during the period, is 42 basis points.
    25 Redemption fee of 2.00% received by the Portfolios is reflected in total return calculations. The impact to the return, for redemption fees received during the period, is 59 basis points.
    26 Net assets end of period are less than $1,000.
    27 Audited by other auditors.
    28 The total return includes an impact of 8 basis points related to payments made by SSRM prior to January 31, 2005.
    29 The total return includes an impact of 9 basis points related to payments made by SSRM prior to January 31, 2005.
    30 Not Annualized.
    31 Unaudited
    32 The Index Equity Portfolio invests fully in The U.S. Large Company
        Series of The DFA Investment Trust Company (the "Master"). The
        Portfolio turnover rate is that of the Master.
    33 Net investment income is less than $0.01 per share.
    ++ Including expenses allocated from The U.S. Large Company Series of The
         DFA Investment Trust Company of 0.05% for the years ended September
         30, 2001 to September 30, 2005 and the six months ended through March
         31, 2006.

                                      161

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                BLACKROCK FUNDS
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(A) Organization

     BlackRock FundsSM (the "Fund") was organized on December 22, 1988, as a
Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 51 portfolios, 21 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each Portfolio of the
Fund may offer as many as seven classes of shares: BlackRock, Institutional,
Service, Hilliard Lyons, Investor A, Investor B, and Investor C. Shares of all
classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses, which reflect the difference in the range of services provided to them, mostly due to differences in distribution and service fees. As of March 31, 2006, there were no shares outstanding for Hillard Lyons.

     The Index Equity Portfolio accrues its respective share of income net of expenses daily on its investment in The U.S. Large Company Series of The DFA
Investment Trust Company (the "Master"), which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Master are allocated pro rata at the time of such determination. The Master allocated
$12,806,952 in gross investment income and $283,216 in expenses to the Index
Equity Portfolio during the six months ended March 31, 2006. These amounts are presented on the Statement of Operations as net investment income from the
Master in the amount of $12,523,736.

     Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of the duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund considers the risk of loss from such claims to be remote.

(B) Fund Reorganizations

     BlackRock, Inc., the parent of BlackRock Advisors, Inc. ("BlackRock"), acquired SSRM Holdings, Inc., the parent of State Street Research & Management
Co. ("SSRM"), the investment adviser of the former State Street Research mutual funds.

     The Boards of Trustees (the "Board") and shareholders of the State Street
Research Funds approved a reorganization with similarly-managed BlackRock
Portfolios (the "Reorganization"), as indicated below. In connection with the
Reorganization, five State Street Research Funds reorganized with newly established BlackRock Portfolios, as indicated below. The Reorganization was a tax-free event and took place after the close of business on January 28, 2005.

 STATE STREET RESEARCH FUNDS      BLACKROCK PORTFOLIOS
-----------------------------   ------------------------
Investment Trust                Investment Trust1,2
Large-Cap Analyst               Investment Trust1,2
Large-Cap Value                 Large Cap Value Equity2
Mid-Cap Growth                  Mid-Cap Growth Equity2
Mid-Cap Value2                  Mid-Cap Value Equity
Asset Allocation2               Asset Allocation3
Legacy2                         Legacy4
Aurora2                         Aurora4
Emerging Growth2                Small/Mid-Cap Growth4
Global Resources2               Global Resources4
Health Sciences2                Health Sciences4

1 Effective January 31, 2005, the BlackRock Select Equity Portfolio changed its name to the BlackRock Investment Trust Portfolio.
2 Denotes the surviving or continuing portfolio for purposes of maintaining the financial statements and performance history in the post-Reorganization funds.

3 Effective January 31, 2005, the BlackRock Balanced Portfolio changed its name to the BlackRock Asset Allocation Portfolio.

4 New BlackRock Portfolios.

                                                                             163

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     Under the Agreements and Plans of Reorganizations with respect to the
Reorganization, the State Street Research Class A, Class B and Class R Shares
were exchanged for BlackRock Investor A Class Shares, State Street Research
Class B(1) Shares were exchanged for BlackRock Investor B Class Shares, State
Street Research Class C Shares were exchanged for BlackRock Investor C Class
Shares and State Street Research Class S Shares were exchanged for BlackRock
Institutional Class Shares. The conversion ratios for each Share Class mentioned above were as follows:

STATE STREET RESEARCH FUNDS        CLASS A        CLASS B(1)       CLASS B         CLASS C         CLASS R         CLASS S
-----------------------------  --------------- --------------- --------------- --------------- --------------- ---------------
Investment Trust ............       0.77806224      0.77277277      0.75918073      0.77475000               -      0.78011714
Large-Cap Analyst ...........       0.89751180      0.89305973      0.87054964      0.89425000               -      0.89987336
Large-Cap Value .............       1.24981582      1.21431253      1.20156181      1.21745329               -      1.24909774
Mid-Cap Growth ..............       0.73009098      0.67146166      0.63731327      0.67353407               -      0.73322751
Mid-Cap Value ...............       1.57950264      1.62345461      1.56116554      1.63087248      1.57489743      1.56483770
Asset Allocation ............       0.71991517      0.72321182      0.71704180      0.72727901               -      0.71889936
Legacy ......................       1.00000000      1.00000000      0.98101559      1.00000000      0.99614138      1.00000000
Aurora ......................       1.00000000      1.00000000      0.95337751      1.00000000               -      1.00000000
Emerging Growth .............       1.00000000      1.00000000      0.91664065      1.00000000      0.99539494      1.00000000
Global Resources ............       1.00000000      1.00000000      0.92094612      1.00000000      0.99768147      1.00000000
Health Sciences .............       1.00000000      1.00000000      0.96497882      1.00000000               -      1.00000000

     The net assets before and after the Reorganization and shares issued and redeemed in the Reorganization were as follows:

                                                                                                               STATE STREET
EXISTING                              COMBINED NET ASSETS       PRIOR NET ASSETS      BLACKROCK PORTFOLIOS'   RESEARCH FUNDS'
BLACKROCK PORTFOLIOS                AS OF JANUARY 28, 2005   AS OF JANUARY 28, 2005       SHARES ISSUED       SHARES REDEEMED
---------------------------------  ------------------------ ------------------------ ----------------------- ----------------
 Investment Trust ...............            $1,498,152,592             $ 94,173,891             112,830,577      144,941,372
 Large-Cap Value Equity .........               375,958,467              220,398,231              11,510,360        9,304,166
 Mid-Cap Growth Equity ..........               469,599,671              112,602,647              40,325,986       56,565,182
 Mid-Cap Value Equity ...........               700,767,573               31,360,120              56,941,640       35,763,533
 Asset Allocation ...............               808,215,456              118,597,457              47,307,662       65,619,686

                                                                                                             STATE STREET
NEW                                 COMBINED NET ASSETS       PRIOR NET ASSETS      BLACKROCK PORTFOLIOS'   RESEARCH FUND'S
BLACKROCK PORTFOLIOS              AS OF JANUARY 28, 2005   AS OF JANUARY 28, 2005       SHARES ISSUED       SHARES REDEEMED
-------------------------------  ------------------------ ------------------------ ----------------------- ----------------
 Legacy .......................            $  303,167,930                      N/A              23,774,854       23,821,894
 Aurora .......................             3,307,156,075                      N/A              88,632,067       88,854,760
 Small/Mid-Cap Growth .........               352,288,988                      N/A              27,815,846       27,932,833
 Global Resources .............               825,347,266                      N/A              17,184,504       17,250,833
 Health Sciences ..............               138,374,397                      N/A               6,894,017        6,898,634

164

                                BLACKROCK FUNDS

     Included in the net assets from the State Street Research Funds were the following components:

                                                                                           NET
                                                  UNDISTRIBUTED      ACCUMULATED       UNREALIZED
                                   PAID IN       NET INVESTMENT       REALIZED        APPRECIATION/         NET
STATE STREET RESEARCH FUND         CAPITAL        INCOME (LOSS)      GAIN (LOSS)     (DEPRECIATION)        ASSETS
----------------------------  ----------------- ---------------- ------------------ ---------------- -----------------
Investment Trust ...........     $1,347,362,021    $    884,681     $ (310,301,295)     $325,455,127    $1,363,400,534
Large-Cap Analyst ..........         40,605,783         (20,664)        (3,696,837)        3,689,885        40,578,167
Large-Cap Value ............        140,661,636         (51,872)       (11,642,475)       26,592,947       155,560,236
Mid-Cap Growth .............        578,507,467      (1,354,506)      (280,110,666)       59,954,730       356,997,025
Legacy .....................        385,380,697       1,305,278       (123,774,086)       40,256,041       303,167,930
Mid-Cap Value ..............        578,833,036         289,106           (794,901)       91,080,212       669,407,453
Aurora .....................      2,419,708,570      (9,149,900)       259,837,698       636,759,707     3,307,156,075
Emerging Growth ............        341,584,995      (1,676,121)       (34,054,396)       46,434,510       352,288,988
Global Resources ...........        501,649,873      (4,726,637)        46,159,901       282,264,129       825,347,266
Health Sciences ............        124,221,974      (1,286,711)           118,458        15,320,676       138,374,397
Asset Allocation ...........        628,277,636      (4,066,275)         2,317,491        63,089,147       689,617,999

     In April of 2005, BlackRock determined that in violation of the investment policy the BlackRock Asset Allocation Portfolio held high yield bonds as a result of the Reorganization. The Portfolio sold the bonds and BlackRock reimbursed the Portfolio for the realized losses incurred from the date of the
Reorganization through April 18, 2005. The amount of the reimbursement for the realized losses was $92,690 (See Note (D)).

(C) Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Investment Valuation - Valuation of investments held by each Portfolio is as follows: investments traded on a national securities exchange or on the
NASDAQ National Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable; investments traded on a national securities exchange for which there were no sales on that day and investments traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m.
(Eastern time). The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the
Board determines such method does not represent fair value. Any assets which are denominated in a non-U.S. currency are translated into U.S. dollars at the prevailing market rates. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of or in accordance with a method approved by the Board as reflecting fair value ("Fair Value Assets"). The investment adviser and/or sub-adviser will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. Such valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

     When determining the price for a Fair Value Asset, the investment adviser and/or sub-adviser shall seek to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arms-length transaction. Fair value determinations shall be based upon all available factors that the adviser and/or sub-adviser deems relevant.

     The Fund is not obligated for costs associated with the registration of restricted securities.

     Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     The Index Equity Portfolio's investment reflects its proportionate interest in the net assets of the Master.

                                                                             165

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     Dividends to Shareholders - Dividends from net investment income, which are recorded on the ex-dividend date, are declared and paid quarterly or annually for the Portfolios. Net realized capital gains, if any, are distributed at least annually.

     Foreign Currency Translation - The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S.
dollars on the following basis:

     (I)   market value of investment securities, assets and liabilities at the current rate of exchange; and

   (II)  purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolios do not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The
Portfolios report forward foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     Forward Foreign Currency Contracts - Certain Portfolios may enter into forward foreign currency contracts as a hedge against either specific transactions or Portfolio positions. These contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settle-ment date. Such contracts, which protect the value of the Portfolios' investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparts to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the
Portfolios intend to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 2006, the Portfolios are obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                                                   UNREALIZED
                                                                                    VALUE AT        FOREIGN
 SETTLEMENT        CURRENCY                 CURRENCY                CONTRACT        MARCH 31,       EXCHANGE
    DATE            AMOUNT                   BOUGHT                  AMOUNT           2006            LOSS
------------   ----------------   ---------------------------   ---------------   ------------   -------------
Global Science & Technology Opportunities
    04/03/06         18,365,669   Japanese Yen ..............         $ 156,650      $ 156,038    $      (612)
                                                                      =========      =========    ===========
                                                                                                  UNREALIZED
                                                                                   VALUE AT         FOREIGN
SETTLEMENT        CURRENCY             CURRENCY                   CONTRACT        MARCH 31,         EXCHANGE
    DATE           AMOUNT                SOLD                       AMOUNT           2006             GAIN
 --------        ----------       ----------------------------    ---------       ---------       -----------
Global Resources
    04/04/06             70,577   Canadian Dollar ...........         $  60,474      $  60,440    $        34
                                                                      =========      =========    ===========
                                                                                                  UNREALIZED
                                                                                   VALUE AT         FOREIGN
SETTLEMENT        CURRENCY             CURRENCY                   CONTRACT        MARCH 31,         EXCHANGE
    DATE           AMOUNT                SOLD                       AMOUNT           2006             LOSS
 --------        ----------       ----------------------------    ---------       ---------       -----------
Global Opportunities
    04/04/06            567,803   Hong Kong Dollar ..........      $  73,173      $  73,179       $        (6)
                                                                   =========      =========       ===========
                                                                                                  UNREALIZED
                                                                                   VALUE AT         FOREIGN
SETTLEMENT        CURRENCY             CURRENCY                   CONTRACT        MARCH 31,         EXCHANGE
    DATE           AMOUNT               BOUGHT                      AMOUNT           2006         GAIN(LOSS)
 --------        ----------       ----------------------------    ---------       ---------       -----------
Global Opportunities
    04/03/06         31,058,919   Japanese Yen ..............         $ 264,917      $ 263,882    $    (1,035)
    04/03/06            395,988   Swedish Krona .............            51,093         50,843           (250)
    04/04/06            740,246   Norwegian Krone ...........           112,770        112,952            182
    04/04/06         55,701,645   Japanese Yen ..............           472,168        473,251          1,083

166

                                BLACKROCK FUNDS

                                                                                          UNREALIZED
                                                                            VALUE AT       FOREIGN
 SETTLEMENT     CURRENCY             CURRENCY               CONTRACT       MARCH 31,       EXCHANGE
    DATE         AMOUNT               BOUGHT                 AMOUNT           2006           LOSS
------------   ----------   --------------------------   -------------   -------------   -----------
    04/04/06       24,024   British Pound ............      $   41,645      $   41,739        $  94
    04/04/06      110,761   Canadian Dollar ..........          94,906          94,842          (64)
                                                            ----------      ----------        -----
                                                            $1,037,499      $1,037,509        $  10
                                                            ==========      ==========        =====

                                                                                                         UNREALIZED
                                                                                         VALUE AT         FOREIGN
 SETTLEMENT         CURRENCY                 CURRENCY                 CONTRACT          MARCH 31,         EXCHANGE
    DATE             AMOUNT                    SOLD                    AMOUNT              2006          GAIN(LOSS)
------------   -----------------   ----------------------------   ----------------   ---------------   -------------
International Opportunities
    04/03/06           1,646,199   Norwegian Krone ............       $    250,720         $ 251,191    $      (471)
    04/03/06           2,661,620   Swedish Krona ..............            343,422           341,737          1,685
    04/03/06           1,919,022   Euro .......................          2,330,652         2,325,580          5,072
    04/03/06             472,238   British Pound ..............            824,196           820,469          3,727
    04/04/06           3,885,614   Swedish Krona ..............            498,347           498,891           (544)
    04/04/06             939,990   British Pound ..............          1,629,473         1,633,146         (3,673)
    06/15/06       7,500,000,000   Japanese Yen ...............         64,655,172        64,394,081        261,091
                                                                      ------------       -----------    -----------
                                                                      $ 70,531,982      $ 70,265,095    $   266,887
                                                                      ============    ==============    ===========
                                                                                                        UNREALIZED
                                                                                        VALUE AT          FOREIGN
SETTLEMENT         CURRENCY             CURRENCY                     CONTRACT           MARCH 31,         EXCHANGE
    DATE           AMOUNT                BOUGHT                       AMOUNT              2006          GAIN(LOSS)
 --------      ------------  -     -----------------------------   ------------      --------------     -----------
International Opportunities
  04/03/06         996,947,941     Japanese Yen ...............    $  8,503,480        $  8,470,246    $   (33,234)
  04/03/06           1,131,807     Hong Kong Dollar ...........         145,855             145,867             12
  04/04/06         408,542,535     Japanese Yen ...............       3,463,105           3,471,050          7,945
  06/15/06          35,000,000     Canadian Dollar ............      30,335,861          30,034,302       (301,559)
  06/15/06          25,000,000     Australian Dollar ..........      18,395,750          17,875,622       (520,128)
  06/15/06          18,000,000     Euro .......................      21,757,860          21,915,640        157,780
                                                                   ------------        ------------    -----------
                                                                   $ 82,601,911        $ 81,912,727    $  (689,184)
                                                                   ============        ============    ===========
                                                                                                        UNREALIZED
                                                                                        VALUE AT          FOREIGN
SETTLEMENT         CURRENCY             CURRENCY                     CONTRACT           MARCH 31,         EXCHANGE
    DATE           AMOUNT                 SOLD                        AMOUNT              2006          GAIN(LOSS)
 --------      ------------  -     -----------------------------   ------------      --------------     -----------
Asset Allocation
  04/03/06              35,983     Norwegian Krone ............    $      5,480        $      5,490    $       (10)
  04/03/06              62,312     Swedish Krona ..............           8,040               8,001             39
  04/03/06              16,844     Euro .......................          20,458              20,413             45
  04/03/06              22,135     British Pound ..............          38,633              38,458            175
  04/04/06              92,551     Swedish Krona ..............          11,870              11,883            (13)
  04/04/06              23,311     British Pound ..............          40,410              40,501            (91)
  04/06/06           2,626,449     Euro .......................       3,191,425           3,184,026          7,399
  04/12/06          25,361,500     Mexican Peso ...............       2,400,222           2,328,488         71,734
  06/15/06         200,000,000     Japanese Yen ...............       1,724,138           1,717,175          6,963
                                                                   ------------        ------------    -----------
                                                                   $  7,440,676        $  7,354,435    $    86,241
                                                                   ============        ============    ===========

                               167

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                                             UNREALIZED
                                                                             VALUE AT         FOREIGN
SETTLEMENT      CURRENCY           CURRENCY                   CONTRACT       MARCH 31,       EXCHANGE
    DATE         AMOUNT             BOUGHT                     AMOUNT          2006          GAIN(LOSS)
--------         --------     ----------------------------     --------     ----------       -------
Asset Allocation
  04/03/06     24,553,518     Japanese Yen ...............   $  208,792      $ 208,611      $     (181)
  04/03/06         27,989     Hong Kong Dollar ...........        3,607          3,607               -
  04/04/06     31,426,349     Japanese Yen ...............      266,393        267,004             611
  04/06/06      1,625,000     Euro .......................    1,975,537      1,969,976          (5,561)
  04/12/06     13,817,145     Mexican Peso ...............    1,269,317      1,268,579            (738)
  06/15/06        500,000     Euro .......................      604,385        608,768           4,383
  06/15/06        500,000     Australian Dollar ..........      367,915        357,512         (10,403)
  06/15/06      1,000,000     Canadian Dollar ............      866,739        858,123          (8,616)
                                                             ----------    -----------      ----------
                                                             $5,562,685     $5,542,180      $  (20,505)
                                                             ==========    ===========      ==========

     Swap Agreements - The Portfolios may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies.
Swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest or a specified amount of a currency (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net payments of interest are recorded as realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

     At March 31, 2006, the Asset Allocation Portfolio had the following swap agreements outstanding:

                                                                                                                    Unrealized
                                                 Termination       Interest        Interest     Notional Amount    Appreciation
     Portfolio             Counter-party             Date      Receivable Rate   Payable Rate    (U.S. Dollars)   (Depreciation)
Asset Allocation    Morgan Stanley                06/14/2006            3.22%          4.90%1       $ 2,145,000      $    7,550
                    Deutsche Bank                 08/02/2007            4.39%          4.68%1        10,500,000        (123,375)
                    Deutsche Bank                 09/02/2007            4.21%          4.82%1        12,000,000        (182,040)
                    Morgan Stanley                06/17/2010            4.31%          4.92%1           600,000         (15,870)
                    Morgan Stanley                07/01/2010            4.17%          4.53%1        11,300,000        (359,679)
                    Morgan Stanley                07/01/2010            4.53%1         4.39%          6,300,000         383,166
                    Union Bank of Switzerland     09/27/2010            4.51%          4.96%1           100,000          (3,120)
                    Deutsche Bank                 11/07/2010            5.00%          4.71%1         3,100,000           3,317
                    Merrill Lynch                 07/22/2014            4.60%1         4.93%            600,000          16,789
                    Goldman Sachs                 10/01/2014            4.53%1         4.51%            600,000          28,084
                    Union Bank of Switzerland     03/23/2015            4.94%1         4.96%          5,000,000         149,150
                    JP Morgan Chase               05/26/2015            4.78%1         4.50%          1,700,000          88,349
                    Morgan Stanley                08/02/2015            4.73%1         4.68%            600,000         (28,650)
                    Citibank                      12/23/2015            6.65%          7.37%2         2,400,000          56,099
                    Merrill Lynch                 10/27/2019            4.78%          4.64%1           100,000          (5,076)

1 Rate shown is based on the 3 month LIBOR as of the most recent payment date.

2 Rate shown is based on the 3 month NZD LIBOR as of the most recent payment date.

     Investment Transactions and Investment Income - Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss thereon is determined by use of the specific identification method, generally high cost, for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis.
Discounts and premiums on debt securities are accreted or amortized, respectively, for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Dividends are recorded on the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are presented as an adjustment to interest income.

168

                                BLACKROCK FUNDS

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     Repurchase Agreements - Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price.
The agreements are conditioned upon the collateral being deposited under the
Federal Reserve book-entry system or held in a separate account by the
Portfolio's custodian or an authorized securities depository.

     Reverse Repurchase Agreements - The Portfolios may enter into reverse repurchase agreements with qualified third party broker-dealers as determined by and under the direction of the Board. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance and is included within the related liability on the Statements of Assets and Liabilities. At the time the Portfolio enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     Futures Transactions - The Portfolios may invest in financial futures contracts for the purposes of hedging their existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The Portfolios may also invest in futures contracts and options on futures contracts to commit funds awaiting investments in stocks or to maintain cash liquidity or, except with respect to the Index Equity Portfolio, for other hedging purposes. Certain
Portfolios may also invest in these instruments to increase returns. These
Portfolios' futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated
quantity of a foreign currency. Upon entering into a futures contract, the
Portfolio is required to deposit cash or pledge securities as initial margin.
Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as cumulative unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the market, resulting in an inability to liquidate a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     Stripped Mortgage Backed Securities - The Asset Allocation Portfolio may
invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO"
class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on IO's is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO's. Such securities will be considered liquid only if so determined in accordance with guidelines approved by the Board. The
Portfolio also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of the Portfolio's limit on illiquid securities.

     Investing in Government Sponsored Enterprises - The Asset Allocation
Portfolio invests in securities issued by the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and similar United States Government sponsored entities such as Federal National Mortgage Association ("Fannie Mae") and the
Federal Home Loan Banks ("FHLB's"). Freddie Mac, Fannie Mae and FHLB's,
although chartered and sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by Freddie
Mac, Fannie Mae and FHLB's are neither guaranteed nor insured by the U.S.
Government.

                                                                             169

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     Option Writing/Purchasing - The Portfolios may write or purchase financial options contracts for the purpose of hedging or earning additional income, which may be deemed speculative. When a Portfolio writes or purchases an option, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the
Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or loss on investment transactions. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Swaptions Writing - The Portfolios may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield.
Swaption contracts written by the Portfolios represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rated in exchange. Swaptions are marked to market daily based upon quotations from market makers.

     When a portfolio writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market values of the swaption. Changes in the values of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities or Schedule of
Investments. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Portfolio as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

     Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Portfolios enter into swaption contracts with counterparties whose creditworthiness has been evaluated by BlackRock. The Portfolios bear the market risk arising from any change in index values or interest rates.

     Written option and swaption transactions entered into during the six months ended March 31, 2006, are summarized as follows:

                                             HEALTH SCIENCES            ASSET ALLOCATION
                                        -------------------------- --------------------------
                                         NUMBER OF                  NUMBER OF
                                         CONTRACTS      PREMIUM     CONTRACTS      PREMIUM
                                        ----------- -------------- ----------- --------------
  Balance at 09/30/05 ................      (4,890)  $   (632,059)     (3,130)  $  1,337,580
  Purchased ..........................       2,139         31,679       2,074     (1,061,602)
  Written ............................     (37,649)    (3,948,884)       (122)        62,424
  Expired ............................      14,643      1,766,990        (894)       391,202
  Closed .............................      20,378      2,368,680         784       (389,760)
                                           -------   ------------      ------   ------------
  Balance at 03/31/06 ................      (5,379)  $   (413,594)     (1,288)  $    339,844
                                           =======   ============      ======   ============

     TBA Purchase Commitments - The Portfolios except Index Equity may enter into to be announced ("TBA") purchase commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the
Portfolio's other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation".

     Mortgage Dollar Rolls - The Asset Allocation Portfolio may enter into mortgage dollar rolls (principally using TBA commitments) in which the
Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation, in either "fee" or
"drop", as consideration for entering into the commitment to repurchase. The
Portfolio must maintain liquid securities having a

170

                                BLACKROCK FUNDS

value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation received is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase.
The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

     Financing Transactions - The Portfolios may enter into financial transactions consisting of sales by a Portfolio of securities together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to repurchase the security may be restricted. The value of the security may change over the term of the financing transaction.

     Inflation-indexed Bonds - Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S.
Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     Securities Lending - Through an agreement with PFPC Trust Company, (the
"lending agent") the Portfolios may lend portfolio securities to certain brokers, dealers or other financial institutions that pay the Portfolios a negotiated fee. Prior to the close of each business day, loans of U.S.
securities are secured by collateral equal to at least 102% of the market value of the securities on loan. Loans of foreign securities are secured by collateral equal to at least 105% of the market value of securities on loan.
However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Cash collateral received in connection with the securities lending is invested in short-term investments by the lending agent. The lending agent has hired BlackRock Capital Management, Inc. ("BCM"), a wholly-owned subsidiary of BlackRock, Inc., and pays BCM to provide advisory services with respect to the collateral of all of the clients of its securities lending program. The lending agent may invest such collateral in short-term investments, including the Institutional Money Market Trust (the "Trust"), an
affiliate of the Fund, a portfolio of money market securities, or high-quality, short-term instruments with a maturity date not to exceed 397 days. The securities lending income included in the accompanying Statements of Operations is principally derived from investments in the Trust and accordingly represents income earned from an affiliate. BCM serves as investment adviser to the Trust but receives no fees from the Trust for these services. Administrative and accounting services are provided by PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. PFPC is paid a fee from the Trust at an annual rate not to exceed 0.10% of the Trust's average daily net assets. At March 31, 2006, the market value of securities on loan, cash collateral invested in the Trust and total value of collateral held in connection with securities lending is summarized as follows:

                                     MARKET VALUE      MARKET VALUE OF         TOTAL MARKET
                                    OF SECURITIES      CASH COLLATERAL           VALUE OF
                                       ON LOAN      INVESTED IN THE TRUST   COLLATERAL RECEIVED
                                   --------------- ----------------------- --------------------
Investment Trust ................     $150,281,232            $124,481,024         $160,578,688
Large Cap Value Equity ..........       59,665,955              41,626,334           61,890,756
Large Cap Growth Equity .........        5,163,318               4,061,101            5,368,539
Dividend AchieversTM ............       10,084,208               7,944,659           10,454,206
Legacy ..........................       35,147,205              27,124,544           36,267,835
Mid-Cap Value Equity ............       98,411,650              94,298,696          102,668,763
Mid-Cap Growth Equity ...........       67,464,954              65,198,095           70,258,685
Aurora ..........................      439,057,934             407,786,236          454,558,973
Small/Mid-Cap Growth ............       47,908,332              45,395,881           49,066,209

                               171

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                        MARKET VALUE      MARKET VALUE OF         TOTAL MARKET
                                                       OF SECURITIES      CASH COLLATERAL           VALUE OF
                                                          ON LOAN      INVESTED IN THE TRUST   COLLATERAL RECEIVED
                                                      --------------- ----------------------- --------------------
Small Cap Value Equity .............................     $ 13,043,235            $ 13,281,813         $ 13,359,322
Small Cap Core Equity ..............................        8,046,762               8,352,036            8,352,036
Small Cap Growth Equity ............................       57,860,021              59,674,945           59,674,945
Global Sciences & Technology Opportunities .........        6,957,665               5,924,510            7,204,031
Global Resources ...................................      189,898,839             191,209,858          214,270,864
All-Cap Global Resources ...........................       96,563,130              83,058,826          100,918,935
Health Sciences ....................................      102,456,973              93,028,947          106,749,590
U.S. Opportunities .................................       25,619,030              24,194,050           26,525,473
International Opportunities ........................        9,531,400               9,726,000            9,726,000
Asset Allocation ...................................      105,235,631              79,877,637          109,335,562

     In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     Prior to January 31, 2005, State Street Bank and Trust Company served as the securities lending agent for State Street Research Legacy Fund, State
Street Research Mid-Cap Value Fund, State Street Research Aurora Fund, State
Street Research Emerging Growth Fund, State Street Research Global Resources
Fund, State Street Research Health Sciences Fund and State Street Research
Asset Allocation Fund. These Funds received cash or securities as collateral in an amount equal to at least 100% of the market value of any loaned securities plus accrued interest. Cash collateral was invested in State Street Navigator
Securities Lending Prime Portfolio.

     Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires the use of management estimates. Actual results could differ from these estimates and such differences should be immaterial.

     Other - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of a
Portfolio are due to class-specific expenses and waivers. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

     The Index Equity Portfolio invests solely in The U.S. Large Company Series
(the "Series") of The DFA Investment Trust Company (the "DFA Trust"),
collectively, the Master. Advisory fees are accrued daily and paid monthly to
Dimensional Fund Advisors Inc. at the Series level as described within the DFA
Trust financial statements which are included elsewhere in the report and should be read in conjunction with the financial statements of the Index Equity
Portfolio.

(D) Agreements and Other Transactions with Affiliates and Related Parties

     Pursuant to an Investment Advisory Agreement, BlackRock serves as investment adviser for each of the Fund's Equity Portfolios, except for the
Index Equity Portfolio. BlackRock Financial Management, Inc. ("BFM"), a
wholly-owned subsidiary of BlackRock, Inc., serves as the sub-adviser for the
Asset Allocation Portfolio and for a  portion of the assets of the Global
Opportunities Portfolio. BlackRock International, Ltd. ("BIL"), an indirect wholly-owned subsidiary of BlackRock, Inc., serves as the subadviser for the
International Opportunities Portfolio. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

172

                                BLACKROCK FUNDS

     For its advisory services, BlackRock is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each
Portfolio's average daily net assets:

                                  INVESTMENT TRUST, LARGE CAP VALUE EQUITY,
                               LARGE CAP GROWTH EQUITY, DIVIDEND ACHIEVERSTM,
                               SMALL CAP VALUE EQUITY, SMALL CAP GROWTH EQUITY
                                            AND ASSET ALLOCATION
                              ------------------------------------------------
                                                 INVESTMENT
AVERAGE DAILY NET ASSETS                        ADVISORY FEE
----------------------------- ------------------------------------------------
first $1 billion                                                         0.55%
$1 billion - $2 billion                                                  0.50
$2 billion - $3 billion                                                 0.475
greater than $3 billion                                                  0.45

                                                                         GLOBAL SCIENCE
                                                                          & TECHNOLOGY
                                                                         OPPORTUNITIES
                              MID-CAP VALUE EQUITY AND        U.S.         AND GLOBAL
                                MID-CAP GROWTH EQUITY    OPPORTUNITIES   OPPORTUNITIES
                             -------------------------- --------------- ---------------
                                     INVESTMENT            INVESTMENT      INVESTMENT
AVERAGE DAILY NET ASSETS            ADVISORY FEE          ADVISORY FEE    ADVISORY FEE
---------------------------  -------------------------- --------------- ---------------
first $1 billion                                  0.80%           1.10%           0.90%
$1 billion - $2 billion                           0.70            1.05            0.85
$2 billion - $3 billion                          0.675           1.025            0.80
greater than $3 billion                          0.625            1.00            0.75

                                    SMALL/MID-CAP GROWTH,
                                      GLOBAL RESOURCES,
                                  ALL-CAP GLOBAL RESOURCES,                                 INTERNATIONAL
                                     AND HEALTH SCIENCES,        LEGACY         AURORA      OPPORTUNITIES
                                 --------------------------- -------------- -------------- --------------
                                          INVESTMENT           INVESTMENT     INVESTMENT     INVESTMENT
AVERAGE DAILY NET ASSETS                 ADVISORY FEE         ADVISORY FEE   ADVISORY FEE   ADVISORY FEE
-------------------------------  --------------------------- -------------- -------------- --------------
first $1 billion                                       0.75%          0.65%          0.85%          1.00%
$1 billion-$2 billion                                  0.70           0.60           0.80           0.95
$2 billion-$3 billion                                 0.675          0.575           0.75           0.90
greater than $3 billion                                0.65           0.55           0.70           0.85

     Small Cap Core Equity pays an advisory fee at a an annual rate of 1.00% of average net assets.

     The Index Equity Portfolio pays no advisory fee but bears its proportionate cost of the fee paid by the Master. For the six months ended
March 31, 2006, the fund's proportionate cost of the fee paid was $106,550.

     Prior to January 31, 2005, the following Funds had entered into an agreement with State Street Research & Management Co. to provide advisory, statistical and research facilities and services. Fees were earned monthly at the following annual rates:

     State Street Research Legacy Fund - 0.65% of net assets

     State Street Research Mid-Cap Value Equity Fund - 0.65% of net assets

     State Street Research Aurora Fund - 0.85% of net assets

     State Street Research Emerging Growth Fund - 0.75% of net assets

     State Street Research Global Resources Fund - 0.75% of net assets

     State Street Research Health Sciences Fund - 0.75% of net assets

   State Street Research Asset Allocation Fund - 0.75% of the first $500 million in net assets annually, 0.70% of the next $500 million, and 0.65%
   of any amount over $1 billion.

     BlackRock pays BIL and BFM fees for their sub-advisery services.

     PFPC Trust Company, an indirect subsidiary of The PNC Financial Services
Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC Inc.,
("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services

                                                                             173

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Group, Inc., serves as transfer and dividend disbursing agent. The custodian and the transfer agent have voluntarily waived a portion of their fees during the period. Prior to January 31, 2005, State Street Bank and Trust Co. served as the State Street Research Funds' custodian and record keeper for the State
Street Research Legacy Fund, State Street Research Mid-Cap Value Fund, State
Street Research Aurora Fund, State Street Research Emerging Growth Fund, State
Street Research Global Resources Fund, State Street Research Health Sciences
Fund and State Street Research Asset Allocation Fund.

     Shares of each class of each Portfolio of the Fund bear their pro rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the
Fund's Amended and Restated Distribution and Service Plan.

     Prior to February 1, 2006, the BlackRock Shares bore a transfer agent fee at an annual rate not to exceed 0.005% of the average daily net assets plus per account fees and disbursements. Institutional, Service, Investor A, Investor B
and Investor C Share classes each bore a transfer agent fee at an annual rate not to exceed .018% of the annual average net assets of such respective classes plus per account fees and disbursements. Certain other transfer agency fees were allocated on relative net assets of each class of each Portfolio.

     Effective February 1, 2006, each class of each Portfolio bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of each Portfolio are comprised of those fees charged by the transfer agent for issuing and redeeming shares of each class of each
Portfolio, all shareholder communications including shareholder reports, dividend and distribution notices, proxy materials for its meetings to shareholders and maintenance of shareholder accounts; networking and recordkeeping/Shareholder services fees; and reimbursements to BlackRock for costs related to the Fund's investor service center.

     PFPC and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. Prior to February 1, 2006, the fee was paid at the following annual rates: 0.085% of the first $500 million, 0.075% of the next
$500 million and 0.065% of assets in excess of $1 billion. In addition, each of the share classes, except for the BlackRock Class, was charged an administration fee based on the following percentage of average daily net assets of each respective class: 0.145% of the first $500 million, 0.135% of the next $500 million and 0.125% of assets in excess of $1 billion. The
BlackRock Class was charged an administration fee of 0.035% of the first $500 million, 0.025% of the next $500 million and 0.015% of assets in excess of $1 billion. Effective February 1, 2006, the combined administration fee is payable at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentage of average daily net assets of each respective class:
0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of assets in excess of $1 billion.  In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any portfolio or share class.

     Prior to January 31, 2005, State Street Research Legacy Fund, State Street
Research Mid-Cap Value Fund, State Street Research Aurora Fund, State Street
Research Emerging Growth Fund, State Street Research Global Resources Fund,
State Street Research Health Sciences Fund and State Street Research Asset
Allocation Fund paid SSRM for certain administrative costs incurred in providing other assistance and services to each Fund.  The fee was based on actual costs allocated equally among the State Street Research Funds.

174

                                BLACKROCK FUNDS

     For the six months ended March 31, 2006, the following shows the various types of class-specific expenses borne directly by each class of each portfolio and any associated waivers of those expenses.

                                                                         SHARE CLASSES
ADMINISTRATION FEES                      -----------------------------------------------------------------------------
                                          BLACKROCK   INSTITUTIONAL    SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                         ----------- --------------- ---------- ------------ ------------ ------------
Investment Trust ....................         $   -        $ 272,088     $  813    $ 281,959    $ 124,053     $ 12,025
Large Cap Value Equity ..............             -           66,853     12,716       80,995       22,247        5,533
Large Cap Growth Equity .............             -           10,889      3,153        8,614        5,106        1,278
Dividend AchieversTM ................             -            1,358        198        7,642        2,128        6,242
Legacy ..............................             -           27,139          -       64,159       45,249       11,013
Mid-Cap Value Equity ................             -           32,479        875      245,943       68,529       57,190
Mid-Cap Growth Equity ...............             -           39,766        551      153,156       30,903       10,832
Aurora ..............................             -           87,350          -      751,590      218,771      201,814
Small/Mid-Cap Growth ................             -           11,892          -      114,950       13,120       10,821
Small Cap Value Equity ..............           787           34,152      2,063       15,927        6,227        3,150
Small Cap Core Equity ...............             -            8,768        241        7,408        3,828       10,238
Small Cap Growth Equity .............             -          200,817     12,991       83,475        7,572        8,165
Global Science & Technology
 Opportunities ......................             -              480         56        5,261        5,816        2,078
Global Resources ....................             -           21,294          -      419,388       56,808       97,839
All-Cap Global Resources ............             -           61,416        172       58,553       11,215       33,193
Health Sciences .....................             -           24,392         78      125,501       28,119       63,093
U.S. Opportunities ..................             -            3,389        256       16,963       19,331       11,202
Global Opportunites1 ................             -              209          1           99           17           43
International Opportunities .........             -          129,478     41,235      159,502       42,849       81,990
Asset Allocation ....................             -           16,197      1,137      257,551       95,293       36,276
Index Equity ........................             -          303,258     38,502      155,439       68,787      115,380

ADMINISTRATION FEES
                                             TOTAL
                                         ------------
Investment Trust ....................       $ 690,938
Large Cap Value Equity ..............         188,344
Large Cap Growth Equity .............          29,040
Dividend AchieversTM ................          17,568
Legacy ..............................         147,560
Mid-Cap Value Equity ................         405,016
Mid-Cap Growth Equity ...............         235,208
Aurora ..............................       1,259,525
Small/Mid-Cap Growth ................         150,783
Small Cap Value Equity ..............          62,306
Small Cap Core Equity ...............          30,483
Small Cap Growth Equity .............         313,020
Global Science & Technology
 Opportunities ......................          13,691
Global Resources ....................         595,329
All-Cap Global Resources ............         164,549
Health Sciences .....................         241,183
U.S. Opportunities ..................          51,141
Global Opportunites1 ................             369
International Opportunities .........         455,054
Asset Allocation ....................         406,454
Index Equity ........................         681,366

1 Commencement of operations on January 31, 2006.

                                                                     SHARE CLASSES
ADMINISTRATION FEES WAIVED            ----------------------------------------------------------------------------
                                       BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C      TOTAL
                                      ----------- --------------- --------- ------------ ------------ ------------ ------------
Investment Trust .................           $  -       $ 251,686    $  501     $ 99,960     $ 45,834      $ 3,224     $ 401,205
Large Cap Value Equity ...........              -          61,858     8,684            -        1,685            -        72,227
Large Cap Growth Equity ..........              -          10,092     1,917            -          384            -        12,393
Dividend AchieversTM .............              -           1,358       134          144          131            -         1,767
Legacy ...........................              -          24,416         -       57,532       43,829       10,023       135,800
Mid-Cap Value Equity .............              -          29,324       866      241,272       68,529       55,561       395,552
Mid-Cap Growth Equity ............              -          36,490       370       43,154       11,552        3,203        94,769
Aurora ...........................              -          11,145         -       41,561       46,833       30,964       130,503
Small/Mid-Cap Growth .............              -          10,719         -      106,557       12,911       10,820       141,007
Small Cap Value Equity ...........            578           8,199         -            -            -            -         8,777
Small Cap Core Equity ............              -           8,768        82            -            -            -         8,850
Small Cap Growth Equity ..........              -               -         -            -          564            -           564
Global Science & Technology
 Opportunities ...................              -             407        35            -            -            -           442
Global Resources .................              -          11,261         -       81,889       32,513       52,703       178,366
All-Cap Global Resources .........              -          38,983        11       17,799        7,212       17,247        81,252
U.S. Opportunities ...............              -           3,024       125        1,502        1,568          974         7,193
Global Opportunities1 ............              -               -         1           99           17           43           160
Asset Allocation .................              -          14,848       686            -            -            -        15,534
Index Equity .....................              -         301,806         -            -        4,892        5,650      312,3482

1 Commencement of operations on January 31, 2006.
2 Portfolio also had a portfolio level administration waiver of $256,538.

                                                                             175

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                         SHARE CLASSES
TRANSFER AGENT FEES                      -----------------------------------------------------------------------------
                                          BLACKROCK   INSTITUTIONAL    SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                         ----------- --------------- ---------- ------------ ------------ ------------
Investment Trust ....................          $   -         $85,004    $   177     $329,792     $185,682     $  9,415
Large Cap Value Equity ..............              -          14,498      8,993       61,052       26,094        4,171
Large Cap Growth Equity .............              -           1,923      2,773       11,909       11,720        1,735
Dividend AchieversTM ................              -             555         68        3,965        1,304        2,665
Legacy ..............................              -           6,166          8       66,332       48,549        7,014
Mid-Cap Value Equity ................              -           6,078      1,459      204,906       65,361       32,526
Mid-Cap Growth Equity ...............              -           8,086      1,446      197,670       59,049       12,900
Aurora ..............................              -          18,338         13      707,174      198,104      162,199
Small/Mid-Cap Growth ................              -           2,367          9      159,807       22,923       10,398
Small Cap Value Equity ..............            177           5,587      1,869       11,976        8,736        3,057
Small Cap Core Equity ...............              -           2,897         71        4,969        2,588        4,780
Small Cap Growth Equity .............              -          66,085      3,955       52,000       17,009        9,891
Global Science & Technology
 Opportunities ......................              -             724         82        9,502       12,023        3,200
Global Resources ....................              -           4,484          -      202,458       30,018       34,317
All-Cap Global Resources ............              -           8,371         30       22,537        6,312       11,240
Health Sciences .....................              -           5,259         40       64,523       23,371       21,986
U.S. Opportunities ..................              -           1,681        249       20,892       23,604       13,264
Global Opportunities1 ...............              -             303         31        2,262        2,572          731
International Opportunities .........              -          36,864     13,451       81,424       32,292       41,520
Asset Allocation ....................              -           3,659        351      182,475       76,174       15,288
Index Equity ........................              -          42,578     14,328       37,643       56,489       66,032

TRANSFER AGENT FEES
                                             TOTAL
                                         ------------
Investment Trust ....................      $  610,070
Large Cap Value Equity ..............         114,808
Large Cap Growth Equity .............          30,060
Dividend AchieversTM ................           8,557
Legacy ..............................         128,069
Mid-Cap Value Equity ................         310,330
Mid-Cap Growth Equity ...............         279,151
Aurora ..............................       1,085,828
Small/Mid-Cap Growth ................         195,504
Small Cap Value Equity ..............          31,402
Small Cap Core Equity ...............          15,305
Small Cap Growth Equity .............         148,940
Global Science & Technology
 Opportunities ......................          25,531
Global Resources ....................         271,277
All-Cap Global Resources ............          48,490
Health Sciences .....................         115,179
U.S. Opportunities ..................          59,690
Global Opportunities1 ...............           5,899
International Opportunities .........         205,551
Asset Allocation ....................         277,947
Index Equity ........................         217,070

1 Commencement of operations on January 31, 2006.

                                                                    SHARE CLASSES
TRANSFER AGENT FEES WAIVED             ------------------------------------------------------------------------
                                        INSTITUTIONAL     SERVICE     INVESTOR A     INVESTOR B     INVESTOR C       TOTAL
                                       ---------------   ---------   ------------   ------------   ------------   -----------
Investment Trust ................                 $  -        $  -        $38,527        $22,243         $    -      $ 60,770
Large Cap Value Equity ..........                    -         278              -            476              -           754
Large Cap Growth Equity .........                    -           -              -            354              -           354
Dividend AchieversTM ............                   59           5              -              -              -            64
Mid-Cap Value Equity ............                    -          17         17,523          7,375          3,481        28,396
Mid-Cap Growth Equity ...........                    -          21              -          5,369              -         5,390
Aurora ..........................                    -           2              -             62              -            64
Small/Mid-Cap Growth ............                    -           1          8,142          2,301            826        11,270
Small Cap Core Equity ...........                  177           -              -              -              -           177
Small Cap Growth Equity .........                    -           -              -            649              -           649
U.S. Opportunities ..............                  118           -          1,593          1,593            826         4,130
Global Opportunities1 ...........                    -           2            142            126             63           333
Index Equity ....................                  367           -              -          3,422              -         3,789

1 Commencement of operations on January 31, 2006.

176

                          BLACKROCK FUNDS

                                                                    SHARE CLASSES
TRANSFER AGENT FEES REIMBURSED       ----------------------------------------------------------------------------
                                      BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C     TOTAL
                                     ----------- --------------- --------- ------------ ------------ ------------ -----------
Investment Trust ................             $-          $    -      $  -      $15,476      $44,027       $    -    $ 59,503
Large Cap Growth Equity .........              -               -         -            -        3,081            -       3,081
Dividend AchieversTM ............              -             336        10            -            -            -         346
Legacy ..........................              -               -         8            -            -            -           8
Mid-Cap Value Equity ............              -               -       972       95,828       32,859        5,843     135,502
Mid-Cap Growth Equity ...........              -               -       813            -        8,408            -       9,221
Aurora ..........................              -               -        11            -            -            -          11
Small/Mid-Cap Growth ............              -               -         8       53,211        9,691        1,095      64,005
Small Cap Core Equity ...........              -           1,220         -            -            -            -       1,220
Small Cap Growth Equity .........              -               -         -            -        3,465            -       3,465
U.S. Opportunities ..............              -           1,178         -          972        9,426        4,263      15,839
Global Opportunities1 ...........              -               -        24        2,120        2,359          286       4,789
Index Equity ....................              -              23         -            -       12,981            -      13,004

1 Commencement of operations on January 31, 2006.

                                                             SHARE CLASSES
SHAREHOLDER SERVICE FEES             -------------------------------------------------------------
                                      BLACKROCK    SERVICE   INVESTOR A   INVESTOR B   INVESTOR C      TOTAL
                                     ----------- ---------- ------------ ------------ ------------ ------------
Investment Trust ................         $    -   $  1,804   $  661,189     $289,370     $ 27,350   $  979,713
Large Cap Value Equity ..........              -     30,028      192,226       52,261       13,054      287,569
Large Cap Growth Equity .........              -      7,353       20,437       11,976        3,090       42,856
Dividend AchieversTM ............              -        467       18,037        5,188       15,041       38,733
Legacy ..........................              -          -      151,034      105,722       25,927      282,683
Mid-Cap Value Equity ............              -      2,447      576,684      162,108      138,615      879,854
Mid-Cap Growth Equity ...........              -      1,239      361,722       72,859       25,539      461,359
Aurora ..........................              -          -    1,917,373      511,609      468,431    2,897,413
Small/Mid-Cap Growth ............              -          -      264,327       31,399       25,573      321,299
Small Cap Value Equity ..........          6,220      5,046       37,178       14,309        7,370       76,343
Small Cap Core Equity ...........              -      1,022       18,732        9,483       25,776       55,013
Small Cap Growth Equity .........              -     31,042      202,344       17,720       19,593      270,699
Global Science & Technology
 Opportunities ..................              -        143       13,286       13,940        5,506       32,875
Global Resources ................              -          -    1,034,418      134,142      230,726    1,399,286
All-Cap Global Resources ........              -        672      155,437       29,968       88,772      274,849
Health Sciences .................              -        295      325,441       70,739      170,519      566,994
U.S. Opportunities ..............              -        644       41,578       46,298       27,233      115,753
Global Opportunities1 ...........              -          4          994          171          426        1,595
International Opportunities .....              -    110,624      407,099      106,203      209,133      833,059
Asset Allocation ................              -      2,685      607,429      225,628       86,094      921,836
Index Equity ....................              -     55,675      237,505       95,445      160,195      548,820

1 Commencement of operations on January 31, 2006.

                                                                             177

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                   SHARE CLASSES
DISTRIBUTION FEES                                      --------------------------------------
                                                        INVESTOR A   INVESTOR B   INVESTOR C      TOTAL
                                                       ------------ ------------ ------------ -------------
Investment Trust ..................................        $265,142   $  869,309   $   83,580    $1,218,031
Large Cap Value Equity ............................          77,012      156,903       39,236       273,151
Large Cap Growth Equity ...........................           8,172       35,927        9,271        53,370
Dividend AchieversTM ..............................           7,201       15,586       45,057        67,844
Legacy ............................................          60,485      317,389       77,779       455,653
Mid-Cap Value Equity ..............................         232,022      486,645      415,850     1,134,517
Mid-Cap Growth Equity .............................         145,087      218,783       76,902       440,772
Aurora ............................................         773,108    1,536,223    1,405,726     3,715,057
Small/Mid-Cap Growth ..............................         109,738       94,350       76,718       280,806
Small Cap Value Equity ............................          14,844       42,926       22,110        79,880
Small Cap Core Equity .............................           7,548       28,449       77,328       113,325
Small Cap Growth Equity ...........................          80,901       53,159       58,777       192,837
Global Science & Technology Opportunities .........           5,333       41,819       16,520        63,672
Global Resources ..................................         413,902      402,846      693,759     1,510,507
All-Cap Global Resources ..........................          63,147       89,937      266,320       419,404
Health Sciences ...................................         132,096      212,411      512,023       856,530
U.S. Opportunities ................................          16,691      138,914       82,064       237,669
Global Opportunities1 .............................             455          514        1,276         2,245
International Opportunities .......................         163,693      318,618      627,591     1,109,902
Asset Allocation ..................................         243,498      677,435      259,969     1,180,902
Index Equity ......................................         146,467      477,250      804,045     1,427,762

1 Commencement of operations on January 31, 2006.

                                                          SHARE CLASSES
DISTRIBUTION FEES WAIVED                                 --------------
                                                           INVESTOR A
                                                         --------------
Investment Trust ..................................           $ 265,142
Large Cap Value Equity ............................              77,012
Large Cap Growth Equity ...........................               8,172
Dividend AchieversTM ..............................               7,201
Legacy ............................................              60,485
Mid-Cap Value Equity ..............................             232,022
Mid-Cap Growth Equity .............................             145,087
Aurora ............................................             773,108
Small/Mid-Cap Growth ..............................             109,738
Small Cap Value Equity ............................              14,844
Small Cap Core Equity .............................               7,548
Small Cap Growth Equity ...........................              80,901
Global Science & Technology Opportunities .........               5,333
Global Resources ..................................             413,902
All-Cap Global Resources ..........................              63,147
Health Sciences ...................................             132,096
U.S. Opportunities ................................              16,691
Global Opportunities1 .............................                 455
International Opportunities .......................             163,693
Asset Allocation ..................................             243,498
Index Equity ......................................             143,234

1 Commencement of operations on January 31, 2006.

178

                                BLACKROCK FUNDS

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements.
The agreements set a limit on certain operating expenses of each Portfolio for the next year and require BlackRock and the Fund to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to the aggregate expenses incurred on a share class (excluding: interest, taxes, brokerage commissions and other extraordinary expenses).

     At March 31, 2006, the amounts receivable from BlackRock in those
Portfolios with reimbursements was as follows:

Investment Trust ................       $ 2,327
Dividend AchieversTM ............           182
Legacy ..........................             4
Mid-Cap Value Equity ............        54,265
Mid-Cap Growth Equity ...........         1,098
Aurora ..........................             6
Small/Mid-Cap Growth ............        25,330
Small Cap Core Equity ...........         1,220
Small Cap Growth Equity .........         1,535
U.S. Opportunities ..............         7,116
Global Opportunities ............         8,175
Index Equity ....................         6,838

     BlackRock and the Fund contractually agreed to waive or reimburse fees or expenses until February 1, 2007, in order to limit expenses as follows.  This agreement is reviewed annually by the Fund's Board.

                                                                               SHARE CLASSES
                                           -------------------------------------------------------------------------------------
                                            BLACKROCK     INSTITUTIONAL     SERVICE     INVESTOR A     INVESTOR B     INVESTOR C
                                           -----------   ---------------   ---------   ------------   ------------   -----------
Investment Trust ....................              NA              0.81%       1.11%          1.16%          1.91%         1.91%
Large Cap Value Equity ..............              NA              0.79%       1.09%          1.25%          2.00%         2.00%
Large Cap Growth Equity .............              NA              0.82%       1.12%          1.29%          2.04%         2.04%
Dividend AchieversTM ................              NA              0.90%       1.20%          1.30%          2.05%         2.05%
Legacy ..............................              NA              1.10%       1.35%          1.35%          2.10%         2.10%
Mid-Cap Value Equity ................              NA              1.00%       1.25%          1.25%          2.00%         2.00%
Mid-Cap Growth Equity ...............              NA              1.23%       1.53%          1.58%          2.33%         2.33%
Aurora ..............................              NA              1.19%       1.44%          1.44%          2.19%         2.19%
Small/Mid-Cap Growth ................              NA              1.10%       1.35%          1.35%          2.10%         2.10%
Small Cap Value Equity ..............            1.10%             0.97%       1.27%          1.44%          2.19%         2.19%
Small Cap Core Equity ...............              NA              1.30%       1.60%          1.77%          2.52%         2.52%
Small Cap Growth Equity .............              NA              0.99%       1.29%          1.46%          2.21%         2.21%
Global Sciences & Technology
 Opportunities ......................              NA              1.35%       1.73%          1.75%          2.65%         2.65%
Global Resources ....................              NA              1.04%       1.34%          1.34%          2.04%         2.04%
All-Cap Global Resources ............              NA              1.04%       1.34%          1.34%          2.04%         2.04%
Health Sciences .....................              NA              1.25%       1.55%          1.55%          2.25%         2.25%
U.S. Opportunities ..................              NA              1.09%       1.60%          1.60%          2.25%         2.25%
Global Opportunities ................              NA              1.35%       1.65%          1.65%          2.40%         2.40%
International Opportunities .........              NA              1.45%       1.75%          1.92%          2.67%         2.67%
Asset Allocation ....................              NA              0.86%       1.16%          1.33%          2.08%         2.08%
Index Equity ........................              NA              0.18%      0.615%         0.785%          1.24%         1.24%

     Prior to January 31, 2005, the State Street Research Mid-Cap Value,
Emerging Growth and Health Sciences Funds limited expenses to 1.25% (plus 12b-1 fees), 1.10% (plus 12b-1 fees) and 1.00% (plus 12b-1 fees), respectively.

     If in the following two years the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock and the Fund are less than the expense limit for that share class, the share class is required to repay BlackRock and the Fund up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) BlackRock

                                                                             179

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

continues to be the Portfolio's investment adviser and (3) the Board of
Trustees of the Fund has approved the payments to BlackRock at the previous quarterly meeting.

     Under terms of the Agreement and Plan of Reorganization of State Street
Research Investment Trust, State Street Research Large-Cap Analyst Fund, State
Street Research Large-Cap Value Fund, State Street Research Legacy Fund, State
Street Research Mid-Cap Value Fund, State Street Research Mid-Cap Growth Fund,
State Street Research Aurora Fund, State Street Research Emerging Growth Fund,
State Street Research Global Resources Fund, State Street Research Health
Sciences Fund and State Street Research Asset Allocation Fund, fees waived by
BlackRock through February 1, 2007, on the Institutional, Investor A, Investor
B and Investor C Share classes of the Investment Trust, Large Cap Value Equity,
Legacy, Mid-Cap Value Equity, Mid-Cap Growth Equity, Aurora, Small/Mid-Cap
Growth, Global Resources, Health Sciences and Asset Allocation are not subject to future recoupment by BlackRock.

     At March 31, 2006, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                                                                                                 TOTAL WAIVERS
                                                            EXPIRING           EXPIRING           EXPIRING        SUBJECT TO
                                                        JANUARY 31, 2007   JANUARY 31, 2008   JANUARY 31, 2009   REIMBURSEMENT
                                                       ------------------ ------------------ ------------------ --------------
Large Cap Growth Equity ...........................            $ 166,424           $ 156,241            $ 3,818      $ 326,483
Dividend AchieversTM ..............................               99,618             146,543              1,677        247,838
Small Cap Value Equity ............................               25,127              24,977                  -         50,104
Small Cap Core Equity .............................               52,283              73,554              2,276        128,113
Small Cap Growth Equity ...........................                6,742                   -              4,677         11,419
U.S. Opportunities ................................               15,890               8,580             31,648         56,118
Global Science & Technology Opportunities .........               71,419              95,323                  -        166,742
All Cap Global Resources ..........................                    -             303,884              1,104        304,988
Global Opportunities ..............................                    -                   -             16,584         16,584
International Opportunities .......................              185,626              81,759                  -        267,385
Index Equity ......................................            1,333,005           1,120,125             47,370      2,500,500

      The following waivers previously incurred on the portfolios which were subject to recoupment by BlackRock expired on January 31, 2006:

Large Cap Growth Equity ...........................       $ 154,813
Small Cap Core Equity .............................          12,634
Global Science & Technology Opportunities .........          23,534
International Opportunities .......................          41,722

     As of March 31, 2006 there is $6,742 in prior period waivers on Small Cap
Growth Equity eligible for recoupment by BlackRock upon approval from the
Board.

     Pursuant to the Fund's Amended and Restated Distribution and Service Plan
(the "Plan"), the Fund may pay BlackRock Distributors, Inc. (the "Distributor")
and/or BlackRock or any other affiliate of The PNC Financial Services Group,
Inc. fees for distribution and sales support services. Currently, only Investor
A Shares, Investor B Shares and Investor C Shares bear the expense of distribution fees under the Plan. In addition, the Fund may pay brokers, dealers, financial institutions and industry professionals (including The PNC
Financial Services Group, Inc. and its affiliates) ("service organizations")
fees for the provision of personal services to shareholders. BlackRock may receive some of the service fees paid by the Fund in return for providing services to shareholders. Prior to January 31, 2005, State Street Research
Service Center, a division of State Street Research Investment Services, Inc., provided certain shareholder services to the State Street Research Funds, such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Funds. For the period October 1, 2004 through January 31, 2005, the State Street Research Funds paid $115,357,
$324,764, $1,712,817, $543,616, $290,168, $51,797 and $226,546, for State
Street Research Legacy, Mid-Cap Value, Aurora, Emerging Growth, Global
Resources, Health Sciences and Asset Allocation Funds, respectively.

     The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan
(the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

180

                          BLACKROCK FUNDS

                                            Class Specific Fee Arrangement
        Portfolio                                                         Share Classes
                                                   BlackRock              Institutional               Service
                                             Contractual    Actual    Contractual    Actual    Contractual    Actual
                                Period         Fees (1)    Fees (5)       Fees      Fees (5)     Fees (1)    Fees (5)
Investment Trust          10/1/05-3/31/06            N/A        N/A          None       None         0.25%      0.25%
Large Cap Value Equity    10/1/05-3/31/06            N/A        N/A          None       None         0.25%      0.25%
Large Cap Growth          10/1/05-3/31/06            N/A        N/A          None       None         0.25%      0.25%
 Equity
Dividend AchieversTM      10/1/05-3/31/06            N/A        N/A          None       None         0.25%      0.25%
Legacy                      Pre-1/31/05              N/A        N/A          None       None          N/A        N/A
                            Post-1/31/05             N/A        N/A          None       None         0.25%      0.25%
Mid-Cap Value Equity        Pre-1/31/05              N/A        N/A          None       None          N/A        N/A
                            Post-1/31/05             N/A        N/A          None       None         0.25%      0.25%
Mid-Cap Growth Equity     10/1/05-3/31/06            N/A        N/A          None       None         0.25%      0.25%
Aurora                      Pre-1/31/05              N/A        N/A          None       None          N/A        N/A
                            Post-1/31/05             N/A        N/A          None       None         0.25%      0.25%
Small/Mid-Cap Growth        Pre-1/31/05              N/A        N/A          None       None          N/A        N/A
                            Post-1/31/05             N/A        N/A          None       None         0.25%      0.25%
Small Cap Value Equity    10/1/05-3/31/06           0.25%      0.25%         None       None         0.25%      0.25%
Small Cap Core Equity     10/1/05-3/31/06            N/A        N/A          None       None         0.25%      0.25%
Small Cap Growth          10/1/05-3/31/06            N/A        N/A          None       None         0.25%      0.25%
 Equity
Global Science &          10/1/05-3/31/06            N/A        N/A          None       None         0.25%      0.25%
 Technology
 Opportunities
Global Resources            Pre-1/31/05              N/A        N/A          None       None          N/A        N/A
                            Post-1/31/05             N/A        N/A          None       None          N/A        N/A
All-Cap Global            10/1/05-3/31/06            N/A        N/A          None       None         0.25%      0.25%
 Resources
Health Sciences             Pre-1/31/05              N/A        N/A          None       None          N/A        N/A
                            Post-1/31/05             N/A        N/A          None       None         0.25%      0.25%
U.S. Opportunities        10/1/05-3/31/06            N/A        N/A          None       None         0.25%      0.25%
Global Opportunities      10/1/05-3/31/06            N/A        N/A          None       None         0.25%      0.25%
International             10/1/05-3/31/06            N/A        N/A          None       None         0.25%      0.25%
 Opportunities
Asset Allocation            Pre-1/31/05              N/A        N/A          None       None          N/A        N/A
                            Post-1/31/05             N/A        N/A          None       None         0.25%      0.25%
Index Equity              10/1/05-3/31/06            N/A        N/A          None       None         0.15%      0.15%

        Portfolio                                       Share Classes
                                 Investor A               Investor B              Investor C
                           Contractual    Actual    Contractual    Actual    Contractual    Actual
                               Fees      Fees (5)     Fees (4)    Fees (5)     Fees (4)    Fees (5)
Investment Trust                0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
Large Cap Value Equity          0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
Large Cap Growth                0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
 Equity
Dividend AchieversTM            0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
Legacy                          0.30%2      0.30%         1.00%      1.00%         1.00%      1.00%
                                0.35%3      0.35%         1.00%      1.00%         1.00%      1.00%
Mid-Cap Value Equity            0.30%2      0.30%         1.00%      1.00%         1.00%      1.00%
                                0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
Mid-Cap Growth Equity           0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
Aurora                          0.30%2      0.30%         1.00%      1.00%         1.00%      1.00%
                                0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
Small/Mid-Cap Growth            0.30%2      0.30%         1.00%      1.00%         1.00%      1.00%
                                0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
Small Cap Value Equity          0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
Small Cap Core Equity           0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
Small Cap Growth                0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
 Equity
Global Science &                0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
 Technology
 Opportunities
Global Resources                0.30%2      0.30%         1.00%      1.00%         1.00%      1.00%
                                0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
All-Cap Global                  0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
 Resources
Health Sciences                 0.30%2      0.30%         1.00%      1.00%         1.00%      1.00%
                                0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
U.S. Opportunities              0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
Global Opportunities            0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
International                   0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
 Opportunities
Asset Allocation                0.30%2      0.30%         1.00%      1.00%         1.00%      1.00%
                                0.35%3      0.25%         1.00%      1.00%         1.00%      1.00%
Index Equity                    0.25%3      0.15%         0.90%      0.90%         0.90%      0.90%

(1) - the maximum annual contractual fees are comprised of a 0.25% service fee, with exception of Index Equity which has a service fee of 0.15%.
(2) - the maximum annual contractual fees are comprised of a 0.05% distribution fee and a 0.25% service fee.
(3) - the maximum annual contractual fees are comprised of a 0.10% distribution fee and a 0.25% service fee, with exception of Index Equity which contractual fees are comprised of a 0.10% distribution fee and a 0.15%
   service fee.
(4) - the maximum annual contractual fees are comprised of a 0.75% distribution fee and a 0.25% service fee, with the exception of Index Equity which contractual fees are comprised of a 0.75% distribution fee and a 0.15%
   service fee.
(5) - the actual fees are for the six months ended March 31, 2006 for
   Post-January 31, 2005 and are as of January 31, 2005 for Pre-January 31,
   2005.

                                                                             181

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     BlackRock maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended March 31, 2006, the following amounts have been accrued by each portfolio to reimburse BlackRock for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

                                      BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C      TOTAL
                                     ----------- --------------- --------- ------------ ------------ ------------ ------------
Investment Trust .................          $  -       $ 45,407     $  130     $ 77,809     $ 39,401      $ 2,715    $ 165,462
Large Cap Value Equity ...........             -          6,938      2,023       13,157        4,572          815       27,505
Large Cap Growth Equity ..........             -          1,089        458        1,295          808          231        3,881
Dividend Achievers(TM) ...........             -            188         24        1,201          383          953        2,749
Legacy ...........................             -          4,023          -       15,469       11,725        2,042       33,259
Mid-Cap Value Equity .............             -            354         17       17,523        7,375        3,481       28,750
Mid-Cap Growth Equity ............             -          7,012        107       48,317       10,393        2,812       68,641
Aurora ...........................             -         10,049          2      130,263       44,981       35,035      220,330
Small/Mid-Cap Growth .............             -          1,554          1       21,363        3,806        2,067       28,791
Small Cap Value Equity ...........           207          2,814        199        1,823          874          408        6,325
Small Cap Core Equity ............             -            820         21        1,126          572        1,155        3,694
Small Cap Growth Equity ..........             -         14,431      1,089        9,520        1,152        1,361       27,553
Global Science & Technology
  Opportunities ..................             -            116         15        1,185        1,198          514        3,028
Global Resources .................             -          1,848          -       44,373        7,236       10,119       63,576
All-Cap Global Resources .........             -          3,069          8        5,252        1,327        2,775       12,431
Health & Sciences ................             -          1,924         20       14,894        4,635        6,260       27,733
U.S. Opportunities ...............             -            518         57        3,597        3,865        2,147       10,184
International Opportunities ......             -         11,648      3,315       19,171        5,413        8,870       48,417
Asset Allocation .................             -          2,144        187       49,381       18,914        5,761       76,387
Index Equity .....................             -         22,019      2,867       13,048        7,920       11,185       57,039

     As of March 31, 2006, affiliated payables were as follows:

                                                                                            PNC BANK
                                                            PFPC(1)      BLACKROCK(2)     AFFILIATES(3)
                                                         ------------   --------------   --------------
Investment Trust ..................................         $ 489,771       $  733,803        $ 320,199
Large Cap Value Equity ............................            76,355          210,835           83,236
Large Cap Growth Equity ...........................            11,562           34,928           15,043
Dividend AchieversTM ..............................             8,227           19,523           18,050
Legacy ............................................            96,123          200,509          113,883
Mid Cap Value Equity ..............................           192,452          609,333          316,289
Mid Cap Growth Equity .............................           216,975          400,997          130,267
Aurora ............................................           451,519        1,981,604          958,024
Small/Mid Cap Growth ..............................            77,092          217,598           89,158
Small Cap Value Equity ............................            15,859           68,039           22,004
Small Cap Core Equity .............................            16,931           71,323           33,215
Small Cap Growth Equity ...........................            68,276          368,515           69,142
Global Science & Technology Opportunities .........            18,370           29,480           17,810
Global Resources ..................................           143,327          836,766          424,975
All Cap Global Resources ..........................            93,687          343,644          149,773
Health Sciences ...................................           135,729          501,103          302,090
U.S. Opportunities ................................            30,734          125,881           62,710
Global Opportunities ..............................            13,153                -            2,710
International Opportunities .......................           283,399        1,063,101          368,406
Asset Allocation ..................................           267,918          475,461          324,195
Index Equity ......................................            75,740           46,955          296,060

182

                                BLACKROCK FUNDS

(1) - payables to PFPC are for Accounting, Administration, Custody and Transfer
   Agent services provided.
(2) - payables to BlackRock are for Advisory, Administration and Call Center
   services provided, and for amounts due BlackRock for costs incurred related to the BlackRock Funds Call Center.
(3) - payables to PNC Bank affiliates are for distribution and sales support services as described under the Plan.  The total payable on behalf of the
   Fund, was $5,632,572, a portion of which is paid to service organizations, including other PNC Bank affiliates.

     State Street Research Investment Services, Inc., from time to time and in varying amounts, voluntarily assumed some portion of fees or expenses relating to the State Street Research Funds. During the period ended January 31, 2005, the amount of such expenses assumed by State Street Research Investment
Services, Inc. were $271,500, $355,506 and $162,313 for the State Street
Research Mid-Cap Value, Emerging Growth and Health Sciences Funds,
respectively.

     Prior to January 31, 2005, State Street Research Investment Services, Inc.
reimbursed a total of $91,069 and $294,508 to State Street Research Mid-Cap
Value and Asset Allocation Funds, respectively, reflecting the estimated excess of payments received over costs incurred under the plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940.

     Prior to January 31, 2005, SSRM conducted an internal review regarding the use of fund brokerage commissions in consideration of the distribution of shares. In connection with this review, SSRM determined to reimburse the Funds the entire amount of any such identified brokerage commissions, and reviewed this matter with the Board of the State Street Research Funds. The amount of reimbursement in the State Street Research Legacy, Mid-Cap Value, Aurora,
Global Resources and Asset Allocation Funds amounted to $294,363, $144,758,
$203,165, $12,780 and $41,520, respectively, and are shown as "Net increase from payment by affiliate" on the Statements of Operations.

     Prior to January 31, 2005, SSRM reimbursed State Street Research Mid-Cap
Value and Asset Allocation $409,472 and $49,054, respectively, as a result of a corporate action processing error. This amount is included in the total amount of "Net increase from payment by affiliate" on the Statements of Operations.

     On February 19, 2004, State Street Research Investment Services, Inc.,
entered into an agreement with the NASD resolving all outstanding issues relating to an investigation by the NASD of the Distributor's email retention practices and supervision of trading activity in shares of the State Street
Research Legacy Fund. State Street Research Investment Services, Inc., without admitting or denying the allegations or the findings set forth in the agreement, and solely for the purposes of the settlement, agreed to the entry of certain findings by the NASD relating to compliance with document retention requirements and supervision of enforcement of shareholder exchange limitations set forth in the Fund's prospectuses. The agreement contains no allegations or findings of fraudulent conduct by State Street Research Investment Services,
Inc. As part of this agreement the State Street Research Investments Trust,
Inc. made a payment to the State Street Research Legacy Fund to compensate the
Fund for losses relating to the exchange of Fund shares beyond the annual limit set forth in the Fund's prospectus. The payment was allocated among the Fund's share classes as follows: $4,676 to Class A; $4,979 to Class B(1); $1,991 to
Class B; $1,298 to Class C and $2,763 to Class S. These amounts are shown in the total amount of $15,707 as "Net increase from payment by affiliate" in the
Statements of Changes in Net Assets.

                                                                             183

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(E) Purchases and Sales of Securities

     For the six months ended March 31, 2006, purchases and sales of securities, other than short-term investments, dollar rolls and U.S. government securities, were as follows:

                                                             PURCHASES            SALES
                                                         ----------------   ----------------
Investment Trust ..................................        $  485,933,914     $  611,572,840
Large Cap Value Equity ............................            89,877,444        108,946,631
Large Cap Growth Equity ...........................            21,696,209         27,014,137
Dividend AchieversTM ..............................            12,070,976         12,232,360
Legacy ............................................           116,117,935        141,727,427
Mid-Cap Value Equity ..............................           477,782,858        503,741,000
Mid-Cap Growth Equity .............................           153,012,907        183,089,402
Aurora ............................................         1,779,407,690      2,274,727,749
Small/Mid-Cap Growth ..............................            86,987,434        103,657,984
Small Cap Value Equity ............................            71,026,338         88,397,844
Small Cap Core Equity .............................            60,038,261         33,999,850
Small Cap Growth Equity ...........................           284,592,149        272,226,759
Global Science & Technology Opportunities .........            22,527,082         18,400,267
Global Resources ..................................           206,140,996        304,140,504
All-Cap Global Resources ..........................           296,723,390         59,313,474
Health Sciences ...................................           773,645,010        451,611,605
U.S. Opportunities ................................            56,043,358         56,038,596
Global Opportunities ..............................            15,327,925          2,787,654
International Opportunities .......................           735,253,891        470,101,960
Asset Allocation ..................................           389,833,923        413,948,188

     For the six months ended March 31, 2006, purchases and sales of U.S.
government securities were as follows:

                                              PURCHASES           SALES
                                           ---------------   --------------
Investment Trust ....................         $ 20,997,433     $          -
Mid Cap Value Equity ................           36,192,350                -
Aurora ..............................            6,999,144       12,407,760
Small Cap Growth Equity .............           54,382,103          499,820
Global Resources ....................           28,074,525        6,983,043
All-Cap Global Resources ............           35,786,840                -
Health Sciences .....................          103,900,228       16,258,311
Global Opportunities ................            8,182,652        4,188,844
International Opportunities .........          190,564,238       32,507,654
Asset Allocation ....................          543,791,599      219,731,818

184

                                BLACKROCK FUNDS

(F) Capital Shares

     Transactions in capital shares for each period were as follows:

                                                                  INVESTMENT TRUST
                                    -----------------------------------------------------------------------------
                                                  FOR THE
                                                 SIX MONTHS
                                                   ENDED                             FOR THE YEAR ENDED
                                      3/31/06                                             9/30/05
                                    ----------                             ----------
                                      SHARES              VALUE              SHARES              VALUE
                                    ----------              -------        ----------            -------
Shares issued from the reorgani-
 zation:(1)
 Institutional Class ............           -       $            -        40,828,647     $   46,463,113
 Investor A Class ...............           -                    -        48,798,086        639,980,511
 Investor B Class ...............           -                    -        21,137,337        357,050,314
 Investor C Class ...............           -                    -         2,066,507         31,339,748
Shares sold:
 Institutional Class ............   2,046,510           27,657,522         2,716,252         34,941,259
 Service Class ..................       3,590               48,044             5,636             72,739
 Investor A Class ...............     514,301            6,785,385           936,331         11,972,355
 Investor B Class ...............     265,007            3,332,187           554,461          6,784,563
 Investor C Class ...............      32,925              411,895            78,252            948,732
Shares issued in reinvestment of
 dividends:
 Institutional Class ............     747,230            9,909,146             7,404             94,993
 Service Class ..................       3,037               40,344               587              7,556
 Investor A Class ...............   1,198,546           15,685,212             3,914             49,674
 Investor B Class ...............     472,359            5,886,428                 -                  -
 Investor C Class ...............      33,100              413,090                 -                  -
Shares redeemed:
 Institutional Class ............  (4,349,467)         (58,047,295)       (8,708,215)      (112,424,984)
 Service Class ..................     (41,464)            (556,665)          (32,367)          (422,901)
 Investor A Class ...............  (5,117,190)         (67,535,916)       (9,396,717)      (120,682,165)
 Investor B Class ...............  (2,634,829)         (33,183,515)       (4,188,219)       (51,463,775)
 Investor C Class ...............    (306,608)          (3,854,983)         (462,731)        (5,682,609)
                                   ----------       --------------     -------------     --------------
Net increase (decrease) .........  (7,132,953)      $  (93,009,121)       94,345,165     $  839,029,123
                                   ==========       ==============     =============     ==============

(1) See Note (B).

                                                                             185

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                             LARGE CAP VALUE EQUITY
                                    -------------------------------------------------------------------------
                                                  FOR THE
                                                 SIX MONTHS
                                                   ENDED                           FOR THE YEAR ENDED
                                                  3/31/06                               9/30/05
                                    ------------------------------------   ----------------------------------
                                         SHARES              VALUE              SHARES             VALUE
                                    ---------------   ------------------   ---------------   ----------------
Share issued from the
 reorganization:(1)
 Institutional Class ............                -       $            -         1,149,957      $   6,180,742
 Investor A Class ...............                -                    -         7,681,441         91,431,755
 Investor B Class ...............                -                    -         2,233,885         26,120,761
 Investor C Class ...............                -                    -           445,078          5,234,452
Shares sold:
 Institutional Class ............          610,270            8,864,963         1,340,339         19,027,258
 Service Class ..................           10,929              163,156            65,078            900,102
 Investor A Class ...............          709,981           10,588,730         1,331,671         18,650,102
 Investor B Class ...............           69,355            1,015,886           206,511          2,822,575
 Investor C Class ...............           29,981              428,759           147,844          1,984,287
Shares issued in reinvestment of
 dividends:
 Institutional Class ............           24,943              376,219            38,244            536,503
 Service Class ..................           10,961              165,807            23,723            331,668
 Investor A Class ...............           62,503              943,140            94,311          1,322,164
 Investor B Class ...............            6,870              100,931            10,352            141,418
 Investor C Class ...............            1,021               15,039             1,992             27,134
Shares redeemed:
 Institutional Class ............       (1,501,901)         (22,286,558)       (2,726,129)       (37,957,095)
 Service Class ..................         (144,461)          (2,153,363)       (2,054,144)       (27,545,118)
 Investor A Class ...............       (1,187,479)         (17,729,858)       (2,804,802)       (39,168,278)
 Investor B Class ...............         (397,421)          (5,828,515)         (891,730)       (12,222,080)
 Investor C Class ...............          (73,997)          (1,081,927)         (404,422)        (5,567,580)
                                        ----------       --------------        ----------      -------------
Net increase (decrease) .........       (1,768,445)      $  (26,417,591)        5,889,199      $  52,250,770
                                        ==========       ==============        ==========      =============

(1) See Note (B).

186

                          BLACKROCK FUNDS

                                                           LARGE CAP GROWTH EQUITY
                                   ------------------------------------------------------------------------
                                                FOR THE
                                              SIX MONTHS
                                                 ENDED                          FOR THE YEAR ENDED
                                                3/31/06                              9/30/05
                                   ---------------------------------   ------------------------------------
                                       SHARES            VALUE              SHARES              VALUE
                                   -------------   -----------------   ---------------   ------------------
Shares sold:
 Institutional Class ...........        113,879       $   1,168,764           128,319       $    1,231,659
 Service Class .................         23,906             240,160            90,689              810,121
 Investor A Class ..............        201,550           2,012,782           342,912            3,177,738
 Investor B Class ..............         70,022             645,387           124,782            1,071,723
 Investor C Class ..............         62,434             564,917            64,250              547,106
Shares issued in reinvestment of
 dividends:
 Institutional Class ...........          5,154              53,341                 -                    -
 Service Class .................          1,610              16,339                 -                    -
 Investor A Class ..............          7,955              79,312                 -                    -
Shares redeemed:
 Institutional Class ...........       (428,560)         (4,442,256)       (1,071,602)         (10,289,833)
 Service Class .................        (80,223)           (809,457)       (3,287,254)         (30,028,357)
 Investor A Class ..............       (203,302)         (2,016,337)         (898,658)          (8,356,933)
 Investor B Class ..............       (206,110)         (1,868,960)         (597,102)          (5,081,808)
 Investor C Class ..............        (28,943)           (261,824)         (134,801)          (1,143,010)
                                       --------       -------------        ----------       --------------
Net decrease ...................       (460,628)      $  (4,617,832)       (5,238,465)      $  (48,061,594)
                                       ========       =============        ==========       ==============

                                                          DIVIDEND ACHIEVERSTM
                                    -----------------------------------------------------------------
                                                FOR THE
                                              SIX MONTHS
                                                 ENDED                      FOR THE YEAR ENDED
                                                3/31/06                           9/30/05
                                    -------------------------------   -------------------------------
                                        SHARES           VALUE           SHARES            VALUE
                                    -------------   ---------------   ------------   ----------------
Shares sold:
 Institutional Class ............         45,596      $    499,120        520,745       $  5,509,967
 Service Class ..................              3                20         36,472            383,000
 Investor A Class ...............        136,097         1,478,273      1,566,635         16,480,346
 Investor B Class ...............        116,075         1,241,203        346,872          3,664,700
 Investor C Class ...............        206,057         2,214,966      1,077,229         11,334,145
Shares issued in reinvestment of
 dividends:
 Institutional Class ............          1,644            17,907          6,612             69,595
 Service Class ..................            329             3,610            243              2,564
 Investor A Class ...............          8,327            91,588         10,075            106,355
 Investor B Class ...............          1,773            19,422          1,299             13,721
 Investor C Class ...............          3,262            35,756          3,121             32,928
Shares redeemed:
 Institutional Class ............       (223,905)       (2,419,799)      (412,894)        (4,405,581)
 Service Class ..................         (2,897)          (32,174)        (1,612)           (17,339)
 Investor A Class ...............       (217,208)       (2,369,092)      (215,526)        (2,280,818)
 Investor B Class ...............        (37,855)         (415,888)       (20,215)          (215,881)
 Investor C Class ...............        (91,696)         (994,154)       (38,516)          (400,224)
                                        --------      ------------      ---------       ------------
Net increase (decrease) .........        (54,398)     $   (629,242)     2,880,540       $ 30,277,478
                                        ========      ============      =========       ============

                               187

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                      LEGACY
                                       ---------------------------------------------------------------------
                                                    FOR THE
                                                   SIX MONTHS
                                                     ENDED                          FOR THE PERIOD
                                                    3/31/06                    11/1/04 THROUGH 9/30/05
                                       ---------------------------------- ----------------------------------
                                            SHARES            VALUE            SHARES            VALUE
                                       --------------- ------------------ --------------- ------------------
Net change in shares from reorgani-
 zation:(1)
 State Street Research Fund:
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........              -     $            -         (47,039)    $            -
Shares sold:
   Institutional Class (Formerly Class
    S) ...............................         89,270          1,335,518         173,928          2,330,227
   Service Class .....................              -                  -               8                100
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........        789,672         11,546,961         898,902         11,847,252
   Investor B Class (Formerly Class
    B(1)) ............................        186,909          2,547,680         270,843          3,387,849
   Investor C Class (Formerly Class
    C) ...............................        102,579          1,412,369         137,658          1,730,474
Shares redeemed:
   Institutional Class (Formerly Class
    S) ...............................       (433,800)        (6,433,756)       (601,280)        (8,146,542)
   Service Class .....................              -                  -               -                  -
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........     (1,243,898)       (17,977,976)     (2,980,221)       (39,260,058)
   Investor B Class (Formerly Class
    B(1)) ............................       (848,221)       (11,607,894)     (1,984,310)       (24,844,468)
   Investor C Class (Formerly Class
    C) ...............................       (217,912)        (2,976,450)       (573,661)        (7,197,155)
                                           ----------     --------------      ----------     --------------
Net decrease .........................     (1,575,401)    $  (22,153,548)     (4,705,172)    $  (60,152,321)
                                           ==========     ==============      ==========     ==============

                                                     LEGACY
                                       ----------------------------------
                                                  FOR THE YEAR
                                                 ENDED 10/31/04
                                       ----------------------------------
                                            SHARES            VALUE
                                       --------------- ------------------
Net change in shares from reorgani-
 zation:(1)
 State Street Research Fund:
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........              -     $            -
Shares sold:
   Institutional Class (Formerly Class
    S) ...............................         28,583            361,227
   Service Class .....................              -                  -
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........      3,342,153         41,469,311
   Investor B Class (Formerly Class
    B(1)) ............................        475,624          5,595,734
   Investor C Class (Formerly Class
    C) ...............................        277,077          3,269,502
Shares redeemed:
   Institutional Class (Formerly Class
    S) ...............................       (928,675)       (11,749,962)
   Service Class .....................              -                  -
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........     (5,218,348)       (63,485,226)
   Investor B Class (Formerly Class
    B(1)) ............................     (1,692,058)       (19,854,531)
   Investor C Class (Formerly Class
    C) ...............................       (939,768)       (11,076,996)
                                           ----------     --------------
Net decrease .........................     (4,655,412)    $  (55,470,941)
                                           ==========     ==============

(1) See Note (B).

188

                          BLACKROCK FUNDS

                                                                     MID-CAP VALUE EQUITY
                                              ------------------------------------------------------------------
                                                           FOR THE
                                                         SIX MONTHS                         FOR THE
                                                            ENDED                            PERIOD
                                                           3/31/06                   3/1/05 THROUGH 9/30/05
                                              --------------------------------- --------------------------------
                                                   SHARES           VALUE            SHARES           VALUE
                                              --------------- ----------------- --------------- ----------------
Net change in shares from reorgani-
 zation:(1)
 State Street Research Fund:
  Institutional Class (Formerly Class S).....              -   $             -               -   $            -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................              -                 -               -                -
  Investor B Class (Formerly Class
   B(1)) ....................................              -                 -               -                -
  Investor C Class (Formerly Class C) .......              -                 -               -                -
 BlackRock Fund:
  Institutional Class (Formerly Class S).....              -                 -               -                -
  Service Class .............................              -                 -               -                -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................              -                 -               -                -
  Investor B Class (Formerly Class
   B(1)) ....................................              -                 -               -                -
  Investor C Class (Formerly Class C) .......              -                 -               -                -
Shares sold:
  Institutional Class (Formerly Class S).....      2,129,314        27,550,005         732,026        9,690,025
  Service Class .............................        160,731         2,012,252          13,705          178,478
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................      6,322,980        80,971,927       7,206,377       93,027,146
  Investor B Class (Formerly Class
   B(1)) ....................................        629,815         7,507,021         601,835        7,368,349
  Investor C Class (Formerly Class C) .......      2,586,287        30,896,777       1,460,280       17,909,975
Shares issued in reinvestment of
 dividends:
  Institutional Class (Formerly Class S).....        354,706         4,434,320          16,311          199,976
 Service Class ..............................          8,444           104,415               -                -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................      3,346,832        41,004,862         208,098        2,507,385
  Investor B Class (Formerly Class
   B(1)) ....................................      1,027,447        11,775,067          58,105          662,980
  Investor C Class (Formerly Class C) .......        566,928         6,496,802          29,827          340,332
Shares redeemed:
  Institutional Class (Formerly Class S).....       (692,139)       (9,069,310)       (839,167)     (10,927,942)
  Service Class .............................        (15,131)         (196,275)        (57,141)        (720,163)
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................     (9,621,392)     (125,542,457)     (6,109,543)     (78,603,990)
  Investor B Class (Formerly Class
   B(1)) ....................................     (1,117,649)      (13,461,528)     (1,151,006)     (13,982,367)
  Investor C Class (Formerly Class C) .......       (982,870)      (11,791,499)     (1,094,870)     (13,212,388)
                                                  ----------   ---------------      ----------   --------------
Net increase ................................      4,704,303   $    52,692,379       1,074,837   $   14,437,796
                                                  ==========   ===============      ==========   ==============

                                                    MID-CAP VALUE EQUITY
                                              ---------------------------------
                                                           FOR THE
                                                           PERIOD
                                                   7/1/04 THROUGH 2/28/05
                                              ---------------------------------
                                                   SHARES           VALUE
                                              --------------- -----------------
Net change in shares from reorgani-
 zation:(1)
 State Street Research Fund:
  Institutional Class (Formerly Class S).....        923,822   $             -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................     13,319,536                 -
  Investor B Class (Formerly Class
   B(1)) ....................................      3,942,678                 -
  Investor C Class (Formerly Class C) .......      2,992,071                 -
 BlackRock Fund:
  Institutional Class (Formerly Class S).....      1,247,151        15,137,406
  Service Class .............................        109,386         1,317,419
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................        385,111         4,599,212
  Investor B Class (Formerly Class
   B(1)) ....................................        665,825         7,539,866
  Investor C Class (Formerly Class C) .......        244,284         2,766,217
Shares sold:
  Institutional Class (Formerly Class S).....      1,344,505        18,173,943
  Service Class .............................          1,813            22,497
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................      7,009,420       126,713,520
  Investor B Class (Formerly Class
   B(1)) ....................................        732,609        12,944,207
  Investor C Class (Formerly Class C) .......      1,411,687        25,304,297
Shares issued in reinvestment of
 dividends:
  Institutional Class (Formerly Class S).....        112,046         2,202,945
 Service Class ..............................              -                 -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................      1,419,250        27,659,321
  Investor B Class (Formerly Class
   B(1)) ....................................        313,255         5,942,189
  Investor C Class (Formerly Class C) .......        190,603         3,632,426
Shares redeemed:
  Institutional Class (Formerly Class S).....     (1,260,543)      (17,700,748)
  Service Class .............................         (2,405)          (30,059)
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................     (8,538,739)     (149,448,063)
  Investor B Class (Formerly Class
   B(1)) ....................................       (816,608)      (13,838,156)
  Investor C Class (Formerly Class C) .......     (1,614,114)      (27,306,220)
                                                  ----------   ---------------
Net increase ................................     24,132,643   $    45,632,219
                                                  ==========   ===============

(1) See Note (B).

                                                                             189

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                MID-CAP GROWTH EQUITY
                                    -----------------------------------------------------------------------------
                                                  FOR THE
                                                 SIX MONTHS
                                                   ENDED                             FOR THE YEAR ENDED
                                      3/31/06                                             9/30/05
                                    ----------                             ----------
                                      SHARES              VALUE              SHARES              VALUE
                                    ----------              -------        ----------            -------
Shares issued from the
 reorganization:(1)
 Institutional Class ............           -       $            -         3,275,088      $  13,802,408
 Investor A Class ...............           -                    -        31,578,913        253,476,463
 Investor B Class ...............           -                    -         3,522,140         37,124,253
 Investor C Class ...............           -                    -         1,428,274         (7,360,832)
Shares sold:
 Institutional Class ............   1,301,947           14,315,690         2,345,154         22,965,023
 Service Class ..................       3,440               35,089            17,450            155,138
 Investor A Class ...............     668,209            6,829,624         1,021,818          9,334,452
 Investor B Class ...............     198,822            1,858,244           830,004          2,614,913
 Investor C Class ...............      96,983              911,302            72,047            602,344
Shares issued in reinvestment of
 dividends:
 Institutional Class ............      77,713              837,748                 -                  -
 Service Class ..................       1,355               14,062                 -                  -
 Investor A Class ...............     346,654            3,508,100                 -                  -
 Investor B Class ...............      77,929              720,822                 -                  -
 Investor C Class ...............      18,559              171,675                 -                  -
Shares redeemed:
 Institutional Class ............  (1,304,403)         (14,047,646)       (3,006,643)       (29,368,498)
 Service Class ..................     (37,876)            (390,434)       (1,189,627)       (10,999,181)
 Investor A Class ...............  (2,782,502)         (28,208,365)       (6,394,733)       (59,275,292)
 Investor B Class ...............    (843,464)          (7,829,194)       (1,966,081)       (16,599,730)
 Investor C Class ...............    (256,406)          (2,367,822)         (671,908)        (5,648,126)
                                  -----------       --------------     -------------      -------------
Net increase (decrease) .........  (2,433,040)      $  (23,641,105)       30,861,896      $ 210,823,335
                                  ===========       ==============     =============      =============

(1) See Note (B).

190

                          BLACKROCK FUNDS

                                                                            AURORA
                                         ----------------------------------------------------------------------------
                                                      FOR THE
                                                     SIX MONTHS
                                                       ENDED                            FOR THE YEAR ENDED
                                                      3/31/06                                 9/30/05
                                         ----------------------------------   ---------------------------------------
                                              SHARES             VALUE              SHARES               VALUE
                                         ---------------   ----------------   -----------------   -------------------
Net change in shares from reorgani-
 zation:(1)
 State Street Research Fund:
   Investor A Class (Formerly Class
    A and Class B) ...................                -     $            -            (222,692)     $              -
Shares sold:
   Institutional Class (Formerly Class
    S) ...............................        1,087,838         42,061,741           2,229,078            94,092,286
   Service Class .....................                -                  -                   9                   350
   Investor A Class (Formerly Class
    A and Class B) ...................        5,340,615        193,318,881          12,247,171           490,698,212
   Investor B Class (Formerly Class
    B(1)) ............................          649,942         20,507,060             777,325            28,668,813
   Investor C Class (Formerly Class
    C) ...............................        1,223,770         38,498,177           1,472,276            54,374,605
Shares issued in reinvestment of
 dividends:
   Institutional Class (Formerly Class
    S) ...............................          549,596         19,714,526             387,865            15,999,438
   Service Class .....................                1                 28                   -                     -
   Investor A Class (Formerly Class
    A and Class B) ...................        6,173,714        211,819,766           3,880,515           154,053,052
   Investor B Class (Formerly Class
    B(1)) ............................        2,040,811         62,652,768             975,164            35,778,753
   Investor C Class (Formerly Class
    C) ...............................        1,420,357         43,590,697             771,557            28,301,088
Shares redeemed:
   Institutional Class (Formerly Class
    S) ...............................       (1,117,850)       (43,438,852)         (3,648,419)         (150,381,329)
   Service Class .....................                -                  -                  (5)                 (205)
   Investor A Class (Formerly Class
    A and Class B) ...................      (11,293,117)      (419,206,306)        (35,468,838)       (1,413,550,841)
   Investor B Class (Formerly Class
    B(1)) ............................       (1,804,296)       (60,168,202)         (3,185,878)         (117,157,977)
   Investor C Class (Formerly Class
    C) ...............................       (2,344,790)       (77,317,581)         (5,120,173)         (187,653,151)
                                            -----------     --------------         -----------      ----------------
Net increase (decrease) ..............        1,926,591     $   32,032,703         (24,905,045)     $   (966,776,906)
                                            ===========     ==============         ===========      ================

(1) See Note (B).

                                                                             191

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                   SMALL/MID-CAP GROWTH
                                         -------------------------------------------------------------------------
                                                      FOR THE
                                                    SIX MONTHS
                                                       ENDED                          FOR THE YEAR ENDED
                                                      3/31/06                               9/30/05
                                         ---------------------------------   -------------------------------------
                                              SHARES            VALUE             SHARES              VALUE
                                         ---------------   ---------------   ---------------   -------------------
Net change in shares from reorgani-
 zation:(1)
 State Street Research Fund:
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........                -      $           -         (116,987)      $             -
Shares sold:
   Institutional Class (Formerly Class
    S) ...............................          443,818          6,775,345        2,652,708            36,366,909
   Service Class .....................                -                  -                8                   100
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........        2,167,438         32,132,034        8,248,677           107,248,880
   Investor B Class (Formerly Class
    B(1)) ............................          175,636          2,355,565          199,160             2,380,035
   Investor C Class (Formerly Class
    C) ...............................          126,170          1,669,293          293,979             3,483,481
Shares issued in reinvestment of
 dividends:
   Institutional Class (Formerly Class
    S) ...............................           26,107            393,687                -                     -
   Service Class .....................                -                  5                -                     -
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........          518,710          7,453,855                -                     -
   Investor B Class (Formerly Class
    B(1)) ............................           71,552            919,668                -                     -
   Investor C Class (Formerly Class
    C) ...............................           47,164            607,472                -                     -
Shares redeemed:
   Institutional Class (Formerly Class
    S) ...............................         (350,351)        (5,477,217)      (8,333,821)         (113,230,665)
   Service Class .....................                -                  -                -                     -
   Investor A Class (Formerly Class
    A, Class B and Class R) ..........       (2,627,866)       (38,848,875)     (17,739,321)         (230,036,170)
   Investor B Class (Formerly Class
    B(1)) ............................         (211,902)        (2,792,581)        (581,269)           (6,919,663)
   Investor C Class (Formerly Class
    C) ...............................         (320,532)        (4,248,979)      (1,415,023)          (16,957,216)
                                             ----------      -------------      -----------       ---------------
Net increase (decrease) ..............           65,944      $     939,272      (16,791,889)      $  (217,664,309)
                                             ==========      =============      ===========       ===============

(1) See Note (B).

192

                          BLACKROCK FUNDS

                                                           SMALL CAP VALUE EQUITY
                                    --------------------------------------------------------------------
                                                FOR THE
                                              SIX MONTHS
                                                 ENDED                        FOR THE YEAR ENDED
                                                3/31/06                            9/30/05
                                    -------------------------------   ----------------------------------
                                       SHARES            VALUE             SHARES             VALUE
                                    ------------   ----------------   ---------------   ----------------
Shares sold:
 BlackRock Class ................           119      $       1,606            79,167      $   1,205,944
 Institutional Class ............       440,484          5,928,647           428,835          6,107,825
 Service Class ..................       136,803          1,693,470           103,969          1,476,011
 Investor A Class ...............       249,645          3,274,632           444,645          6,474,828
 Investor B Class ...............        85,253            951,333           234,368          2,988,553
 Investor C Class ...............        65,107            696,804           123,921          1,581,212
Shares issued in reinvestment of
 dividends:
 BlackRock Class ................        74,714            941,217            80,062          1,130,480
 Institutional Class ............       737,112          9,296,761           704,737          9,943,832
 Service Class ..................        54,708            676,907            30,692            427,853
 Investor A Class ...............       449,180          5,519,823           426,767          5,910,720
 Investor B Class ...............       171,281          1,826,243           172,345          2,145,694
 Investor C Class ...............        53,824            574,307            52,129            649,004
Shares redeemed:
 BlackRock Class ................       (21,944)          (328,867)         (133,119)        (2,051,600)
 Institutional Class ............      (869,246)       (12,535,702)         (935,092)       (13,949,995)
 Service Class ..................      (126,613)        (1,639,620)         (125,052)        (1,907,104)
 Investor A Class ...............      (590,614)        (7,644,820)       (1,075,029)       (15,452,737)
 Investor B Class ...............      (323,713)        (3,736,099)         (597,314)        (7,804,238)
 Investor C Class ...............       (86,919)        (1,026,779)         (180,539)        (2,376,758)
                                       --------      -------------        ----------      -------------
Net increase (decrease) .........       499,181      $   4,469,863          (164,508)     $  (3,500,476)
                                       ========      =============        ==========      =============

                               193

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                        SMALL CAP CORE EQUITY
                                   ----------------------------------------------------------------
                                               FOR THE
                                             SIX MONTHS
                                                ENDED                      FOR THE YEAR ENDED
                                               3/31/06                          9/30/05
                                   -------------------------------   ------------------------------
                                       SHARES           VALUE           SHARES           VALUE
                                   -------------   ---------------   ------------   ---------------
Shares sold:
 Institutional Class ...........        657,327      $ 11,789,292        662,746      $ 11,041,559
 Service Class .................        102,916         1,871,515          5,339            89,712
 Investor A Class ..............        435,943         7,818,614        570,418         9,435,861
 Investor B Class ..............        150,564         2,617,519        299,990         4,881,715
 Investor C Class ..............        524,147         9,183,944        810,068        13,179,089
Shares issued in reinvestment of
 dividends:
 Institutional Class ...........         10,784           189,309            679            11,014
 Service Class .................            139             2,445              -                 1
 Investor A Class ..............         11,798           206,356          1,508            24,368
 Investor B Class ..............          5,310            91,384            680            10,886
 Investor C Class ..............          8,261           142,086            835            13,381
Shares redeemed:
 Institutional Class ...........       (160,700)       (2,947,415)       (68,139)       (1,141,664)
 Service Class .................              -                 -              -                 -
 Investor A Class ..............        (76,082)       (1,365,443)      (100,221)       (1,615,518)
 Investor B Class ..............        (22,774)         (396,617)       (14,220)         (228,327)
 Investor C Class ..............       (114,379)       (1,974,166)       (38,423)         (630,675)
                                       --------      ------------       --------      ------------
Net increase ...................      1,533,254      $ 27,228,823      2,131,260      $ 35,071,402
                                      =========      ============      =========      ============

                                                        SMALL CAP GROWTH EQUITY
                                 ----------------------------------------------------------------------
                                              FOR THE
                                            SIX MONTHS
                                               ENDED                         FOR THE YEAR ENDED
                                              3/31/06                             9/30/05
                                 ---------------------------------   ----------------------------------
                                      SHARES            VALUE             SHARES             VALUE
                                 ---------------   ---------------   ---------------   ----------------
Shares sold:
 Institutional Class .........        4,574,604     $  80,566,015         6,461,991      $ 102,625,766
 Service Class ...............           99,959         1,684,190           397,592          6,027,945
 Investor A Class ............        1,373,006        23,339,543         3,017,395         44,828,546
 Investor B Class ............           26,843           408,826            68,983            930,996
 Investor C Class ............          106,396         1,606,392           243,155          3,303,443
Shares redeemed:
 Institutional Class .........       (2,382,310)      (41,983,273)       (4,517,880)       (72,480,383)
 Service Class ...............         (164,413)       (2,818,746)       (1,040,419)       (15,772,098)
 Investor A Class ............       (1,461,834)      (24,269,874)       (2,780,729)       (41,526,849)
 Investor B Class ............         (249,008)       (3,720,266)         (941,889)       (12,749,638)
 Investor C Class ............         (139,818)       (2,113,853)         (315,541)        (4,291,449)
                                     ----------     -------------        ----------      -------------
Net increase .................        1,783,425     $  32,698,954           592,658      $  10,896,279
                                     ==========     =============        ==========      =============

194

                          BLACKROCK FUNDS

                                                 GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES
                                    -------------------------------------------------------------------
                                               FOR THE
                                             SIX MONTHS
                                                ENDED                       FOR THE YEAR ENDED
                                               3/31/06                            9/30/05
                                    -----------------------------   -----------------------------------
                                       SHARES           VALUE            SHARES             VALUE
                                    ------------   --------------   ---------------   -----------------
Shares sold:
 Institutional Class ............       223,775     $  1,615,456            13,205       $      76,233
 Service Class ..................        12,922           95,000             3,407              20,000
 Investor A Class ...............       797,212        5,707,297           199,850           1,176,923
 Investor B Class ...............       152,111        1,027,531            76,275             430,583
 Investor C Class ...............       461,445        3,036,843            51,620             296,457
Shares redeemed:
 Institutional Class ............       (63,744)        (456,948)         (179,040)         (1,056,338)
 Service Class ..................        (2,982)         (18,704)           (1,581)             (9,264)
 Investor A Class ...............      (410,054)      (2,814,636)         (568,551)         (3,296,666)
 Investor B Class ...............      (246,572)      (1,609,873)         (698,308)         (3,892,430)
 Investor C Class ...............       (40,251)        (263,099)         (232,187)         (1,289,474)
                                       --------     ------------          --------       -------------
Net increase (decrease) .........       883,862     $  6,318,867        (1,335,310)      $  (7,543,976)
                                       ========     ============        ==========       =============

                                                                             195

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                              GLOBAL RESOURCES
                                     -------------------------------------------------------------------
                                                  FOR THE
                                                SIX MONTHS                          FOR THE
                                                   ENDED                            PERIOD
                                                  3/31/06                   3/1/05 THROUGH 9/30/05
                                     --------------------------------- ---------------------------------
                                          SHARES           VALUE            SHARES           VALUE
                                     --------------- ----------------- --------------- -----------------
Net change in shares from
 reorganization:(1)
 State Street Research Fund:
  Investor A Class (Formerly
    Class A, Class B and Class
    R) .............................              -   $             -               -    $            -
Shares sold:                                      -                 -               -                 -
  Institutional Class (Formerly
    Class S) .......................         66,493         4,865,679         136,773         8,270,801
  Investor A Class (Formerly
    Class A, Class B and Class
    R) .............................      1,509,075       106,450,726       2,342,330       141,107,678
  Investor B Class (Formerly
    Class B(1)) ....................        108,459         6,773,111          98,635         5,511,235
  Investor C Class (Formerly
    Class C) .......................        193,721        12,105,139         155,994         8,467,932
Shares issued in reinvestment of
 dividends:
  Institutional Class (Formerly
    Class S) .......................         58,783         4,235,528               -                 -
  Investor A Class (Formerly
    Class A, Class B and Class
    R) .............................      1,271,988        86,952,414               -                 -
  Investor B Class (Formerly
    Class B(1)) ....................        166,020        10,231,609               -                 -
  Investor C Class (Formerly
    Class C) .......................        254,651        15,678,954               -                 -
Shares redeemed:
  Institutional Class (Formerly
    Class S) .......................        (74,050)       (5,428,410)       (119,441)       (7,316,366)
  Investor A Class (Formerly
    Class A, Class B and Class
    R) .............................     (2,488,448)     (171,336,761)     (2,829,239)     (164,820,925)
  Investor B Class (Formerly
    Class B(1)) ....................       (284,137)      (17,880,282)       (233,615)      (12,682,219)
  Investor C Class (Formerly
    Class C) .......................       (435,518)      (27,315,142)       (551,406)      (28,678,911)
                                         ----------   ---------------      ----------    --------------
Net increase (decrease) ............        347,037   $    25,332,565        (999,969)   $  (50,140,775)
                                         ==========   ===============      ==========    ==============

                                             GLOBAL RESOURCES
                                     ---------------------------------
                                                  FOR THE
                                                  PERIOD
                                          7/1/04 THROUGH 2/28/05
                                     ---------------------------------
                                          SHARES           VALUE
                                     --------------- -----------------
Net change in shares from
 reorganization:(1)
 State Street Research Fund:
  Investor A Class (Formerly
    Class A, Class B and Class
    R) .............................        (66,329)  $             -
Shares sold:
  Institutional Class (Formerly
    Class S) .......................        148,500         6,997,371
  Investor A Class (Formerly
    Class A, Class B and Class
    R) .............................      3,470,009       159,385,219
  Investor B Class (Formerly
    Class B(1)) ....................        274,083        11,326,726
  Investor C Class (Formerly
    Class C) .......................        551,493        23,517,245
Shares issued in reinvestment of
 dividends:
  Institutional Class (Formerly
    Class S) .......................         17,826           888,813
  Investor A Class (Formerly
    Class A, Class B and Class
    R) .............................        367,069        17,395,794
  Investor B Class (Formerly
    Class B(1)) ....................         51,725         2,266,714
  Investor C Class (Formerly
    Class C) .......................         78,414         3,432,162
Shares redeemed:
  Institutional Class (Formerly
    Class S) .......................       (155,837)       (7,836,183)
  Investor A Class (Formerly
    Class A, Class B and Class
    R) .............................     (3,112,124)     (133,160,606)
  Investor B Class (Formerly
    Class B(1)) ....................       (320,242)      (13,400,554)
  Investor C Class (Formerly
    Class C) .......................       (679,776)      (28,334,096)
                                         ----------   ---------------
Net increase (decrease) ............        624,811   $    42,478,605
                                         ==========   ===============

(1) See Note (B).

196

                          BLACKROCK FUNDS

                                                         ALL-CAP GLOBAL RESOURCES
                                 ------------------------------------------------------------------------
                                              FOR THE
                                             SIX MONTHS
                                               ENDED                            FOR THE PERIOD
                                              3/31/06                      2/16/051 THROUGH 9/30/05
                                 ----------------------------------   -----------------------------------
                                      SHARES             VALUE             SHARES             VALUE
                                 ---------------   ----------------   ---------------   -----------------
Shares sold:
 Institutional Class .........        9,363,224      $ 132,851,337         8,151,696       $  90,216,705
 Service Class ...............          134,014          1,813,396                10                 100
 Investor A Class ............        7,766,539        107,065,808         6,907,625          79,348,642
 Investor B Class ............        1,395,551         19,027,255         1,292,692          14,456,440
 Investor C Class ............        4,296,608         58,807,479         3,651,295          42,360,158
Shares redeemed:
 Institutional Class .........         (670,175)        (8,846,247)       (1,353,834)        (15,756,025)
 Service Class ...............          (58,954)          (767,561)                -                   -
 Investor A Class ............       (1,357,336)       (18,380,268)         (393,121)         (4,570,710)
 Investor B Class ............          (97,281)        (1,316,549)         (100,601)         (1,238,157)
 Investor C Class ............         (381,474)        (5,105,366)          (62,701)           (688,946)
                                     ----------      -------------        ----------       -------------
Net increase .................       20,390,716      $ 285,149,284        18,093,061       $ 204,128,207
                                     ==========      =============        ==========       =============

1 Commencement of operations.

                                                                             197

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                   HEALTH SCIENCES
                                            --------------------------------------------------------------
                                                       FOR THE
                                                      SIX MONTHS                       FOR THE
                                                        ENDED                          PERIOD
                                                       3/31/06                 3/1/05 THROUGH 9/30/05
                                            ------------------------------ -------------------------------
                                                SHARES          VALUE           SHARES          VALUE
                                            -------------- --------------- --------------- ---------------
Net change in shares from reorgani-
 zation:(1)
 State Street Research Fund:
  Investor A Class (Formerly Class A,
   Class B and Class R) ...................             -   $           -               -   $           -
Shares sold:
  Institutional Class (Formerly Class S)...     2,011,352      50,506,619       1,145,468      27,119,489
  Service Class ...........................        36,960         941,553           2,715          63,300
  Investor A Class (Formerly Class A,
   Class B and Class R) ...................     7,047,265     174,420,938       4,956,440     113,905,634
  Investor B Class (Formerly Class
   B(1)) ..................................     1,070,773      25,511,419         544,629      11,879,605
  Investor C Class (Formerly Class C) .....     5,272,007     125,819,257       2,533,859      56,543,316
Shares issued in reinvestment of
 dividends:
  Institutional Class (Formerly Class S)...         8,163         199,825              78           1,746
  Service Class ...........................           128           3,100               -               -
  Investor A Class (Formerly Class A,
   Class B and Class R) ...................       181,751       4,383,836           1,563          34,234
  Investor B Class (Formerly Class
   B(1)) ..................................        48,340       1,126,824             642          13,639
  Investor C Class (Formerly Class C) .....        58,955       1,367,112             407           8,632
Shares redeemed:
  Institutional Class (Formerly Class S)...      (157,140)     (3,946,118)        (76,215)     (1,692,023)
  Service Class ...........................          (545)        (13,882)              -               -
  Investor A Class (Formerly Class A,
   Class B and Class R) ...................      (803,970)    (19,938,626)     (1,001,580)    (21,722,738)
  Investor B Class (Formerly Class
   B(1)) ..................................      (137,276)     (3,256,622)       (112,555)     (2,376,890)
  Investor C Class (Formerly Class C) .....      (220,559)     (5,240,131)       (192,002)     (4,135,535)
                                                ---------   -------------      ----------   -------------
Net increase ..............................    14,416,204   $ 351,885,104       7,803,449   $ 179,642,409
                                               ==========   =============      ==========   =============

                                                    HEALTH SCIENCES
                                            -------------------------------
                                                        FOR THE
                                                      YEAR ENDED
                                                        2/28/05
                                            -------------------------------
                                                 SHARES          VALUE
                                            --------------- ---------------
Net change in shares from reorgani-
 zation:(1)
 State Street Research Fund:
  Investor A Class (Formerly Class A,
   Class B and Class R) ...................         (4,617)  $           -
Shares sold:
  Institutional Class (Formerly Class S)...        128,213       2,671,247
  Service Class ...........................              5             100
  Investor A Class (Formerly Class A,
   Class B and Class R) ...................      2,836,559      57,282,345
  Investor B Class (Formerly Class
   B(1)) ..................................        558,845      10,973,167
  Investor C Class (Formerly Class C) .....        961,093      18,966,442
Shares issued in reinvestment of
 dividends:
  Institutional Class (Formerly Class S)...         12,094         257,622
  Service Class ...........................              -               -
  Investor A Class (Formerly Class A,
   Class B and Class R) ...................        148,553       3,118,081
  Investor B Class (Formerly Class
   B(1)) ..................................         64,065       1,311,510
  Investor C Class (Formerly Class C) .....         25,134         512,969
Shares redeemed:
  Institutional Class (Formerly Class S)...       (171,969)     (3,493,427)
  Service Class ...........................              -               -
  Investor A Class (Formerly Class A,
   Class B and Class R) ...................     (1,971,584)    (39,527,347)
  Investor B Class (Formerly Class
   B(1)) ..................................       (234,528)     (4,562,237)
  Investor C Class (Formerly Class C) .....       (236,874)     (4,615,846)
                                                ----------   -------------
Net increase ..............................      2,114,989   $  42,894,626
                                                ==========   =============

(1) See Note (B).

198

                          BLACKROCK FUNDS

                                                              U.S. OPPORTUNITIES
                                    -----------------------------------------------------------------------
                                               FOR THE
                                             SIX MONTHS
                                                ENDED                         FOR THE YEAR ENDED
                                     3/31/06                                        9/30/05
                                    --------                        ----------
                                      SHARES          VALUE           SHARES              VALUE
                                    --------           -------      ----------            -------
Shares sold:
 Institutional Class ............    47,518      $  1,369,943          41,040      $      921,837
 Service Class ..................    11,543           332,148           3,497              70,610
 Investor A Class ...............   320,390         8,817,193         112,410           2,505,614
 Investor B Class ...............    92,304         2,373,779          36,960             800,145
 Investor C Class ...............   184,894         4,820,015         107,652           2,400,105
Shares redeemed:
 Institutional Class ............   (49,115)       (1,369,101)        (89,659)         (2,021,552)
 Service Class ..................    (1,332)          (35,529)       (100,170)         (2,152,175)
 Investor A Class ...............  (151,891)       (3,978,706)       (430,990)         (9,474,413)
 Investor B Class ...............  (222,364)       (5,498,889)       (625,873)        (13,112,443)
 Investor C Class ...............   (99,716)       (2,488,750)       (295,588)         (6,178,408)
                                  ---------      ------------   -------------      --------------
Net increase (decrease) .........   132,231      $  4,342,103      (1,240,721)     $  (26,240,680)
                                  =========      ============   =============      ==============

                                       GLOBAL OPPORTUNITIES
                                 --------------------------------
                                          FOR THE PERIOD
                                     1/31/061 THROUGH 3/31/06
                                 --------------------------------
                                     SHARES            VALUE
                                 -------------   ----------------
Shares sold:
 Institutional Class .........        534,321       $  5,450,316
 Service Class ...............          1,010             10,100
 Investor A Class ............        669,137          6,550,307
 Investor B Class ............         82,527            819,399
 Investor C Class ............        232,986          2,322,563
Shares redeemed:
 Investor A Class ............           (314)            (3,124)
 Investor B Class ............           (101)            (1,022)
 Investor C Class ............            (21)              (216)
                                      -------       ------------
Net increase .................      1,519,545       $ 15,148,322
                                    =========       ============

1 Commencement of operations.

                                                                             199

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                         INTERNATIONAL OPPORTUNITIES
                                   -----------------------------------------------------------------------
                                                FOR THE
                                              SIX MONTHS
                                                 ENDED                         FOR THE YEAR ENDED
                                                3/31/06                              9/30/05
                                   ---------------------------------   -----------------------------------
                                       SHARES            VALUE              SHARES             VALUE
                                   -------------   -----------------   ---------------   -----------------
Shares sold:
 Institutional Class ...........      2,370,278       $  88,805,400         3,124,637       $  90,893,095
 Service Class .................      2,148,455          75,908,812           832,415          23,659,396
 Investor A Class ..............      3,406,974         122,040,895         4,521,618         128,498,832
 Investor B Class ..............        504,722          17,244,759           695,853          18,889,974
 Investor C Class ..............      1,674,330          57,116,825         2,137,054          58,642,481
Shares issued in reinvestment of
 dividends:
 Institutional Class ...........        139,451           4,988,078            29,812             827,590
 Service Class .................         73,716           2,577,086             8,721             237,123
 Investor A Class ..............        211,755           7,357,758            34,965             945,460
 Investor B Class ..............         53,647           1,779,259             3,472              90,492
 Investor C Class ..............         87,882           2,912,242             5,986             155,815
Shares redeemed:
 Institutional Class ...........       (664,088)        (24,569,034)         (811,565)        (23,267,346)
 Service Class .................       (367,231)        (13,790,460)         (321,418)         (9,020,020)
 Investor A Class ..............       (846,160)        (30,543,350)       (1,152,328)        (32,651,828)
 Investor B Class ..............       (256,938)         (8,785,995)         (367,450)        (10,037,117)
 Investor C Class ..............       (271,747)         (9,396,824)         (474,830)        (12,988,280)
                                      ---------       -------------        ----------       -------------
Net increase ...................      8,265,046       $ 293,645,451         8,266,942       $ 234,875,667
                                      =========       =============        ==========       =============

200

                          BLACKROCK FUNDS

                                                                       ASSET ALLOCATION
                                              ------------------------------------------------------------------
                                                          FOR THE
                                                         SIX MONTHS                         FOR THE
                                                           ENDED                            PERIOD
                                                          3/31/06                   3/1/05 THROUGH 9/30/05
                                              -------------------------------- ---------------------------------
                                                   SHARES           VALUE           SHARES           VALUE
                                              --------------- ---------------- --------------- -----------------
Net change in shares from reorgani-
 zation:(1)
 State Street Research Fund:
  Institutional Class (Formerly Class S).....              -   $            -               -     $           -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................              -                -               -                 -
  Investor B Class (Formerly Class
   B(1)) ....................................              -                -               -                 -
  Investor C Class (Formerly Class C) .......              -                -               -                 -
 BlackRock Fund:
  Institutional Class (Formerly Class S).....              -                -               -                 -
  Service Class .............................              -                -               -                 -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................              -                -               -                 -
  Investor B Class (Formerly Class
   B(1)) ....................................              -                -               -                 -
  Investor C Class (Formerly Class C) .......              -                -               -                 -
Shares sold:
  Institutional Class (Formerly Class S).....        485,882        7,424,000         286,450         4,309,548
  Service Class .............................          1,207           18,589          14,692           219,083
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................      1,993,069       30,412,777       1,686,903        25,359,821
  Investor B Class (Formerly Class
   B(1)) ....................................        949,883       14,594,938         804,846        11,974,666
  Investor C Class (Formerly Class C) .......        842,700       12,751,612         641,305         9,566,052
Shares issued in reinvestment of
 dividends:
  Institutional Class (Formerly Class S).....         83,997        1,270,716          16,029           240,227
  Service Class .............................          6,310           95,181           1,144            17,133
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................      1,534,399       23,134,908         263,316         3,938,180
  Investor B Class (Formerly Class
   B(1)) ....................................        490,211        7,303,581          36,219           536,310
  Investor C Class (Formerly Class C) .......        113,416        1,689,331           8,022           118,805
Shares redeemed:
  Institutional Class (Formerly Class S).....       (373,349)      (5,733,205)       (474,289)       (7,052,006)
  Service Class .............................         (6,719)        (102,354)        (20,740)         (312,598)
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................     (3,564,673)     (54,593,438)     (5,426,561)      (80,927,628)
  Investor B Class (Formerly Class
   B(1)) ....................................     (1,234,700)     (18,744,425)     (1,675,868)      (24,814,424)
  Investor C Class (Formerly Class C) .......       (488,095)      (7,405,800)       (669,175)       (9,907,608)
                                                  ----------   --------------      ----------     -------------
Net increase (decrease) .....................        833,538   $   12,116,411      (4,507,707)    $ (66,734,439)
                                                  ==========   ==============      ==========     =============

                                                      ASSET ALLOCATION
                                              ---------------------------------
                                                           FOR THE
                                                           PERIOD
                                                   4/1/04 THROUGH 2/28/05
                                              ---------------------------------
                                                   SHARES            VALUE
                                              ---------------- ----------------
Net change in shares from reorgani-
 zation:(1)
 State Street Research Fund:
  Institutional Class (Formerly Class S).....        (431,759)  $            -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................     (12,435,419)               -
  Investor B Class (Formerly Class
   B(1)) ....................................      (3,883,624)               -
  Investor C Class (Formerly Class C) .......      (1,561,222)               -
 BlackRock Fund:
  Institutional Class (Formerly Class S).....         756,058       11,073,022
  Service Class .............................         159,024        2,325,985
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................       4,260,378       62,273,644
  Investor B Class (Formerly Class
   B(1)) ....................................       2,633,550       38,144,193
  Investor C Class (Formerly Class C) .......         330,149        4,780,614
Shares sold:
  Institutional Class (Formerly Class S).....         843,355       11,040,921
  Service Class .............................           6,047           90,163
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................       9,147,740       97,457,497
  Investor B Class (Formerly Class
   B(1)) ....................................       2,760,767       29,631,133
  Investor C Class (Formerly Class C) .......       2,286,784       24,055,515
Shares issued in reinvestment of
 dividends:
  Institutional Class (Formerly Class S).....         115,141        1,215,396
  Service Class .............................               -                -
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................       2,609,782       27,513,302
  Investor B Class (Formerly Class
   B(1)) ....................................         666,138        6,990,057
  Investor C Class (Formerly Class C) .......         149,839        1,581,290
Shares redeemed:
  Institutional Class (Formerly Class S).....      (1,243,828)     (14,502,160)
  Service Class .............................         (19,987)        (296,380)
  Investor A Class (Formerly Class A,
   Class B and Class R) .....................     (11,410,029)    (125,727,173)
  Investor B Class (Formerly Class
   B(1)) ....................................      (1,985,558)     (22,062,236)
  Investor C Class (Formerly Class C) .......        (733,924)      (8,157,124)
                                                  -----------   --------------
Net increase (decrease) .....................      (6,980,598)  $  147,427,659
                                                  ===========   ==============

(1) See Note (B).

                                                                             201

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                   INDEX EQUITY
                                   -----------------------------------------------------------------------------
                                                  FOR THE
                                                SIX MONTHS
                                                   ENDED                            FOR THE YEAR ENDED
                                                  3/31/06                                 9/30/05
                                   -------------------------------------   -------------------------------------
                                        SHARES              VALUE               SHARES              VALUE
                                   ---------------   -------------------   ---------------   -------------------
Shares sold:
 Institutional Class ...........          551,779       $    13,133,349         2,794,314       $    63,688,843
 Service Class .................          729,155            17,577,709         1,019,854            23,215,326
 Investor A Class ..............        1,073,430            25,924,058         2,301,502            52,312,632
 Investor B Class ..............           65,274             1,564,426            78,863             1,755,296
 Investor C Class ..............           17,274               429,067            61,824             1,383,869
Shares issued in reinvestment of
 dividends:
 Institutional Class ...........           98,429             2,415,673           229,903             5,278,647
 Service Class .................           25,255               616,439            48,096             1,096,662
 Investor A Class ..............           87,335             2,131,726           210,258             4,791,418
 Investor B Class ..............           12,437               297,471            38,721               867,668
 Investor C Class ..............           14,449               345,727            41,397               927,186
Shares redeemed:
 Institutional Class ...........       (3,931,663)          (95,065,381)       (3,295,354)          (74,676,043)
 Service Class .................         (509,135)          (12,294,279)       (1,640,323)          (37,319,806)
 Investor A Class ..............       (1,881,359)          (45,351,286)       (4,534,077)         (103,153,784)
 Investor B Class ..............       (1,220,916)          (28,895,508)       (2,657,216)          (59,452,086)
 Investor C Class ..............       (1,583,962)          (37,318,650)       (3,512,901)          (78,470,422)
                                       ----------       ---------------        ----------       ---------------
Net decrease ...................       (6,452,218)      $  (154,489,459)       (8,815,139)      $  (197,754,594)
                                       ==========       ===============        ==========       ===============

     There is a 2% redemption fee on shares of the Portfolios redeemed or exchanged which have been held 90 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid in capital.

     On March 31, 2006, three shareholders held approximately 36% of the outstanding shares of the Large Cap Value Equity Portfolio, four shareholders held approximately 58% of Large Cap Growth Equity Portfolio, two shareholders held approximately 20% of the Dividend AchieversTM Portfolio, two shareholders held approximately 15% of the Mid-Cap Value Equity Portfolio, two shareholders held approximately 19% of the Aurora Portfolio, two shareholders held approximately 19% of the Small/Mid-Cap Growth Portfolio, three shareholders held approximately 55% of the Small Cap Value Equity Portfolio, two
shareholders held 28% of the Small Cap Core Equity Portfolio, three shareholders held approximately 47% of the Small Cap Growth Equity Portfolio, five shareholders held approximately 34% of the U.S. Opportunities Portfolio, three shareholders held approximately 31% of the Global Science & Technology
Opportunities Portfolio, three shareholders held approximately 32% of the
Global Resources Portfolio, two shareholders held approximately 16% of the
All-Cap Global Resources Portfolio, three shareholders held approximately 33%
of the Health Sciences Portfolio, one shareholder held approximately 34% of the
Global Opportunities Portfolio, three shareholders held approximately 19% of the International Opportunities Portfolio, and four shareholders held approximately 62% of the Index Equity Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

202

                                BLACKROCK FUNDS

(G) Federal Tax Information

     No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal
Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital gain and foreign currency distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles.

     The tax character of distributions paid during the year ended September
30, 2005 was as follows:

                                          ORDINARY        LONG-TERM          TOTAL
                                           INCOME       CAPITAL GAIN     DISTRIBUTIONS
                                       -------------   --------------   --------------
Investment Trust
 9/30/05 ........................        $   464,247     $          -     $    464,247
Large Cap Value
 9/30/05 ........................          4,138,309                -        4,138,309
Dividend AcheiversTM
 9/30/05 ........................            327,123            9,435          336,558
Mid-Cap Value
 9/30/05 ........................          5,355,456        1,906,200        7,261,656
Aurora
 9/30/05 ........................         51,296,874      285,959,800      337,256,674
Small Cap Value Equity
 9/30/05 ........................         17,073,528        8,151,685       25,225,213
Small Cap Core Equity
 9/30/05 ........................                  -          103,852          103,852
Health Sciences
 3/1/04 through 2/28/05 .........                  -           75,346           75,346
International Opportunities
 9/30/05 ........................          3,350,147                -        3,350,147
Asset Allocation
 9/30/05 ........................          6,400,932            7,557        6,408,489

                                                                             203

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

     At September 30, 2005, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

                                                              EXPIRING SEPTEMBER 30
                                   ---------------------------------------------------------------------------
                                        2009            2010            2011         2013         TOTAL
                                   -------------    ------------    ------------    ------        ------  -
Investment Trust ..............    $ 199,128,674    $ 21,399,511    $ 15,933,441   $     -    $ 236,461,626
Large Cap Value Equity ........                -      23,567,552       3,792,259         -       27,359,811
Large Cap Growth Equity .......                -     376,597,358       5,639,584         -      382,236,942
Legacy ........................       21,280,418      76,300,059      18,377,786         -      115,958,263
Mid-Cap Growth Equity .........      157,179,901     106,543,783      16,297,623         -      280,021,307
Small Cap Growth Equity .......                -     539,605,482     104,987,092         -      644,592,574
Global Science & Technology
 Opportunities ................        6,619,658      72,072,910               -         -       78,692,568
All-Cap Global Resources ......                -               -               -    36,351           36,351
U.S. Opportunities ............                -      85,044,662      16,513,511         -      101,558,173
Asset Allocation ..............        8,409,633      24,829,943               -         -       33,239,576

                                         EXPIRING NOVEMBER 30
                          ---------------------------------------------------
                              2009        2010          2011         TOTAL
                          ----------- ------------ ------------- ------------
   Index Equity .........   5,288,740   79,252,195   117,169,455  201,710,390

(H) Market Risk

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the
United States. Consequently, acquisition and disposition of securities by the
Portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the
Portfolios.

204

                                BLACKROCK FUNDS
                       ADDITIONAL INFORMATION (UNAUDITED)

(A)  Board of Trustees' Consideration of the Advisory Agreements.  The Board of
   Trustees (the "Board") of BlackRock Funds (the "Fund"), including a majority of the non-interested Trustees of the Fund (the "Independent
   Trustees"), unanimously approved the renewal of the investment advisory and sub-advisory agreements (the "Advisory Agreements") with respect to the
   Equity Portfolios of the Fund (each, a "Portfolio"), at an in-person meeting of the Board held on February 28, 2006. In connection with its consideration of the Advisory Agreements, the Board met with personnel from the investment adviser and, if applicable, sub-advisers to the Portfolios, including BlackRock Advisors, Inc., BlackRock Financial Management, Inc.
   and BlackRock International, Ltd. (collectively, "BlackRock"), at an in-person meeting of the Board held on February 7, 2006. The Board reviewed materials that it received in advance of that meeting, including (i) fee information and expense ratios for retail and institutional share classes of each Portfolio in comparison to fee information and expense ratios for peer funds of such Portfolio, (ii) information about the investment performance of each Portfolio in comparison to the investment performance for peer funds of such Portfolio; (iii) BlackRock's economic outlook for the Portfolios and its general investment outlook for the markets; (iv)
   information on the profitability of BlackRock and its affiliates with respect to each Portfolio, including details regarding the methodology used to calculate such profitability; (v) information regarding fees paid to service providers that are BlackRock affiliates; and (vi) information regarding compliance records and regulatory matters relating to BlackRock and the Fund. In approving the Advisory Agreements, the Board, including all of the Independent Trustees, considered each of the matters discussed below in executive sessions held at the February 7 and February 28 meetings, during which counsel to the Independent Trustees was present.

   Nature, Extent and Quality of Services.  The Board received and considered various information and data regarding the nature, extent and quality of services provided by BlackRock to each of the Portfolios under the Advisory
   Agreements during the past year. The Board reviewed BlackRock's investment philosophy and process used to manage each of the Portfolios, as well as a description of its capabilities, personnel and services. The Board considered the scope of services provided by BlackRock to each of the
   Portfolios under the Advisory Agreements relative to services typically provided by third parties to comparable mutual funds, and considered
   BlackRock's in-house research capabilities as well as other resources available to its personnel. The Board noted that the standard of care applicable under the Advisory Agreements was comparable to that generally found in investment advisory agreements of their nature. The Board considered the legal and compliance programs of each of the Fund and
   BlackRock, as well as the integrity of the systems in place to ensure implementation of such programs and the records of each of the Fund and
   BlackRock with regard to these matters. The Board also considered information relating to the qualifications, backgrounds and responsibilities of BlackRock's investment professionals and other personnel who provide services to each Portfolio under the applicable
   Advisory Agreement, and took into account the time and attention devoted by
   BlackRock senior management to each of the Portfolios. The Board also considered BlackRock's general business reputation and overall financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Advisory Agreements.

   Following consideration of this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the services provided by BlackRock to each Portfolio under the applicable
   Advisory Agreement were consistent with the Portfolio's operational requirements and reasonable in terms of approving the renewal of such
   Advisory Agreement.

                                                                             205

                                BLACKROCK FUNDS
                 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

   Advisory Fees.  The Board received and considered statistical information regarding the fees and expense ratios of retail and institutional share classes of each Portfolio. The Board compared the advisory fees, both before (contractual) and after (actual) any fee waivers and expense reimbursements, and total expenses of each Portfolio, against the fees and total expenses of the Portfolio's peers selected by Lipper, Inc.
   ("Lipper"), an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to determine the peers for each Portfolio. For each Portfolio, the Investor A
   Class and Institutional Class were used to represent such Portfolio's share classes for purposes of the Lipper survey, as Lipper differentiated between retail and institutional funds in selecting peers.

     In considering the fee and expense data provided by Lipper, the Board noted that:

       o   except for each of the All-Cap Global Resources, Aurora, Global
          Resources, Global Science & Technology Opportunities, International
          Opportunities, Mid-Cap Growth Equity, Mid-Cap Value Equity, Small Cap
          Core Equity and U.S. Opportunities Portfolios, each Portfolio had contractual advisory fees and expenses that were equal to or lower than the median for its peers; and

       o   except for each of the All-Cap Global Resources (Institutional Class only), Asset Allocation, Aurora, Global Resources, Global Science &
          Technology Opportunities, International Opportunities, Mid-Cap Growth
          Equity, Mid-Cap Value Equity and U.S. Opportunities Portfolios, each
          Portfolio had actual advisory fees and expenses that were equal to or lower than the median for its peers.

     However, the Board took into consideration the fact that:

       o   with respect to the Mid-Cap Growth Equity Portfolio and the Investor
          A Class of the All-Cap Global Resources, Global Science & Technology
          Opportunities and International Opportunities Portfolios, the
          difference by which such Portfolios' contractual advisory fees were higher than the median for their respective peers was not
          significant;

       o   with respect to the Small Cap Core Equity Portfolio, although the contractual advisory fee of such Portfolio was higher than the median for its peers, after taking into account fee waivers, the actual advisory fee of such Portfolio was equal to or lower than the median for its peers;

       o   with respect to the Institutional Class of the Aurora Portfolio and
          the Investor A Class of the Mid-Cap Value Equity Portfolio, although the contractual advisory fee of each such Portfolio was higher than the median for its peers, its actual total expenses were equal to or lower than the median;

       o   with respect to the Global Resources and U.S. Opportunities
          Portfolios and the Institutional Class of the Global Science &
          Technology Opportunities, International Opportunities and Mid-Cap
          Value Equity Portfolios, although the contractual advisory fee of each such Portfolio was higher than its peer group median, each
          Portfolio had investment performance during at least two of the one-year, three-year and five-year periods that were at least equal to or above the performance median for the Portfolio's peers; and

       o   with respect to the Investor A Class of the Aurora Portfolio, although the contractual advisory fee of such Portfolio was higher than the median for its peers, after taking into account fee waivers, the actual management (advisory plus administration) fee of such
          Portfolio was equal to or lower than the median for its peers.

206

                                BLACKROCK FUNDS

   In addition to Lipper data, the Board also took into account the complexity of the investment management of each Portfolio relative to its peers. The
   Board was also provided with comparative information about services rendered and fee rates offered to other similar clients advised by
   BlackRock, including closed-end investment companies and separate accounts.

   Following consideration of this information, the Board, including all of the Independent Trustees, concluded that the contractual fees to be paid to
   BlackRock pursuant to the Advisory Agreements are fair and reasonable in light of the services being provided.

   Fund Performance.  The Board received and considered information about each
   Portfolio's one-, three- and five-year (as applicable) investment performance for the period ended November 30, 2005, in comparison to the performance peers selected by Lipper. The Board was provided with a description of the methodology used by Lipper to select the peers. In addition, the Board reviewed BlackRock's market outlook and discussed other factors relevant to the performance of the Portfolios.

   In considering the performance data provided by Lipper, the Board noted
   that for each Portfolio that had existed for more than five years, except for each of the Aurora, Investment Trust, Index Equity (Investor A Class
   only), Large Cap Growth Equity, Large Cap Value Equity, Mid-Cap Growth
   Equity and Small Cap Growth Equity Portfolios, each Portfolio had investment performance during at least two of the one-year, three-year and five-year periods that were at least equal to or above the median for the
   Portfolio's peers. The Board discussed the performance issues of these
   Portfolios with BlackRock, and was satisfied that appropriate measures were being taken to address them.

   Profitability.  The Board considered the level of BlackRock's and its affiliates' profits in respect of their relationship with each of the
   Portfolios. This consideration included a broad review of BlackRock's methodology in allocating its costs to the management of each Portfolio.
   The Board considered the profits realized by BlackRock and its affiliates in connection with the operation of each Portfolio and whether the amount of profit is a fair profit relative to their relationship with the
   Portfolio. The Board also considered BlackRock's profit margins in comparison with available industry data. The Board, including all of the
   Independent Trustees, concluded that BlackRock's profitability with respect to the Portfolios is reasonable relative to the services provided.

   Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of each Portfolio, whether each
   Portfolio has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate of certain of the Portfolios. The Board also considered the fee waivers and expense reimbursement arrangements by BlackRock for each of the Portfolios. The
   Board, including all of the Independent Trustees, determined that the advisory fee structure was reasonable and that no changes were currently necessary to realize any economies of scale.

   Other Benefits to BlackRock.  The Board also took into account other ancillary benefits that BlackRock may derive from its relationship with each of the Portfolios, such as BlackRock's ability to leverage its investment professionals that manage other portfolios, an increase in
   BlackRock's profile in the broker-dealer community, and the engagement of
   BlackRock's affiliates as service providers to the Portfolios, including for administrative, transfer agency, distribution and custodial services.
   The Board also noted that BlackRock may use third party research obtained by soft dollars generated by transactions in certain Portfolios to assist itself in managing all or a number of its other client accounts. The Board, including all of the Independent Trustees, concluded that these ancillary benefits that BlackRock and its affiliates could

                                                                             207

                                BLACKROCK FUNDS
                 ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED)

   receive with regard to providing investment advisory and other services to the Portfolios were consistent with those generally available to other mutual fund sponsors.

   No single factor was considered in isolation or to be determinative in the
   Board's decision to approve the renewal of the Advisory Agreements. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Advisory Agreements, including the fees to be charged for services thereunder.

(B)  The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent auditor to audit the Fund's financial statements for fiscal year 2006. On November 29, 2005, a majority of the Fund's Board of
   Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche LLP as the Fund's independent auditor for the Fund's fiscal 2006 audit subject to the right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(C)  As previously disclosed, BlackRock has received subpoenas from various federal and state governmental and regulatory authorities and various information requests from the Securities and Exchange Commission in connection with ongoing industry-wide investigations of mutual fund matters.

(D)  BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") announced on February 15, 2006 that they had reached an agreement to combine Merrill
   Lynch's investment management business, Merrill Lynch Investment Managers, with BlackRock, Inc. to create a new independent company. Merrill Lynch will have a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), which currently holds a majority interest in BlackRock, Inc., will have approximately a 34% economic and voting interest. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock's board in order to assure its independence. Completion of the transaction is subject to various regulatory approvals, client consents, approval by BlackRock, Inc.
   shareholders and customary conditions.

(E)  The amounts paid by the Fund to the Chief Compliance Officer (CCO) and certain of his staff for the six months ended March 31, 2006, were
   $255,572.

208

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

TABLE OF CONTENTS THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES THE DFA INVESTMENT TRUST COMPANY

Schedule of Investments/Summary Schedule of Portfolio Holdings

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not individually represent more than 1.0% of the net assets of the Fund. Some of the individual securities in this category may be Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
##	Some of the individual securities in this category include Total or Partial Securities on Loan.
(B)	The rate shown is the effective yield.
♦	Security purchased with cash proceeds from securities on loan.

All Statements and Schedules

SEC	U.S. Securities and Exchange Commission

211

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series

	March 31, 2006
	(Unaudited)
	Shares	Value(A)

COMMON STOCKS — (86.0%)
Financials — (17.4%)
Ace, Ltd.	121,800	$6,334,818
AFLAC, Inc.	188,200	8,493,466
Allstate Corp.	243,700	12,699,207
AMBAC Financial Group, Inc.	39,900	3,176,040	#
American Express Co.	467,600	24,572,380
American International Group, Inc.	980,600	64,807,854	#
Ameriprise Financial, Inc.	94,700	4,267,182
AmSouth Bancorporation	130,600	3,532,730
AON Corp.	121,600	5,047,616	#
Bank of America Corp.	1,754,800	79,913,592
Bank of New York Co., Inc.	291,400	10,502,056
BB&T Corp.	202,300	7,930,160
Bear Stearns Companies, Inc.	45,100	6,255,370	#
Capital One Financial Corp.	113,800	9,163,176	#
Chubb Corp.	75,500	7,205,720	#
Cincinnati Financial Corp.	65,800	2,768,206
CIT Group, Inc.	75,500	4,040,760	#
Citigroup, Inc.	1,885,700	89,080,468	#
Comerica, Inc.	61,500	3,565,155
Compass Bancshares, Inc.	46,700	2,363,487	#
Countrywide Financial Corp.	227,800	8,360,260	#
E*TRADE Financial Corp.	157,900	4,260,142	*#
Fannie Mae	365,700	18,796,980
Federated Investors, Inc.	31,800	1,241,790
Fifth Third Bancorp	209,900	8,261,664	#
First Horizon National Corp.	47,600	1,982,540
Franklin Resources, Inc.	57,700	5,437,648	#
Freddie Mac	261,100	15,927,100
Genworth Financial, Inc.	142,300	4,757,089
Golden West Financial Corp.	96,700	6,565,930
Hartford Financial Services Group, Inc.	114,300	9,206,865
Huntington Bancshares, Inc.	94,000	2,268,220	#
Janus Capital Group, Inc.	81,100	1,879,087	#
Jefferson-Pilot Corp.	51,000	2,852,940
JPMorgan Chase & Co.	1,316,900	54,835,716
KeyCorp	153,100	5,634,080
Lehman Brothers Holdings, Inc.	102,200	14,770,966
Lincoln National Corp.	65,500	3,575,645	#
Loews Corp.	51,300	5,191,560
M&T Bank Corp.	30,000	3,424,200
Marsh & McLennan Companies, Inc.	206,700	6,068,712
Marshall & Ilsley Corp.	79,300	3,455,894
MBIA, Inc.	50,600	3,042,578	#
Mellon Financial Corp.	156,500	5,571,400
Merrill Lynch & Co., Inc.	346,900	27,321,844	#
MetLife, Inc.	286,400	13,853,168	#
MGIC Investment Corp.	33,100	2,205,453	#
Moody’s Corp.	91,900	6,567,174	#
Morgan Stanley	405,700	25,486,074	#
National City Corp.	206,800	7,217,320
North Fork Bancorporation, Inc.	179,700	5,180,751
Northern Trust Corp.	70,000	3,675,000
Plum Creek Timber Co., Inc.	69,600	2,570,328
PNC Financial Services Group	110,400	7,431,024	#
Principal Financial Group, Inc.	105,600	5,153,280
Progressive Corp.	74,300	7,746,518
Prudential Financial, Inc.	187,000	14,176,470
Regions Financial Corp.	172,400	6,063,308
SAFECO Corp.	46,600	2,339,786
Schwab (Charles) Corp.	389,800	6,708,458
SLM Corp.	157,700	8,190,938	#
Sovereign Bancorp, Inc.	134,900	2,955,659

	March 31, 2006
	(Unaudited)
	Shares	Value(A)

State Street Corp.	125,800	$7,602,094
SunTrust Banks, Inc.	140,100	10,193,676	#
Synovus Financial Corp.	118,300	3,204,747
T. Rowe Price Group, Inc.	49,900	3,902,679
The Goldman Sachs Group, Inc.	164,700	25,851,312
The St. Paul Travelers Companies, Inc.	262,900	10,986,591
Torchmark Corp.	39,100	2,232,610
U.S. Bancorp	680,400	20,752,200
UnumProvident Corp.	112,800	2,310,144	#
Wachovia Corp.	613,000	34,358,650
Washington Mutual, Inc.	374,600	15,965,452	#
Wells Fargo & Co.	633,200	40,442,484
XL Capital, Ltd.	65,900	4,224,849
Zions Bancorporation	39,400	3,259,562

Total Financials		893,218,052

Information Technology — (13.3%)
ADC Telecommunications, Inc.	44,200	1,131,078	*
Adobe Systems, Inc.	226,600	7,912,872	*
Advanced Micro Devices, Inc.	181,700	6,025,172	*
Affiliated Computer Services, Inc. Class A	47,200	2,815,952	*
Agilent Technologies, Inc.	162,000	6,083,100	*
Altera Corp.	135,700	2,800,848	*
Analog Devices, Inc.	138,300	5,295,507
Andrew Corp.	60,200	739,256	*
Apple Computer, Inc.	321,800	20,183,296	*
Applied Materials, Inc.	599,400	10,495,494	#
Applied Micro Circuits Corp.	111,200	452,584	*
Autodesk, Inc.	87,200	3,358,944	*
Automatic Data Processing, Inc.	219,000	10,003,920
Avaya, Inc.	157,600	1,780,880	*
BMC Software, Inc.	80,400	1,741,464	*
Broadcom Corp.	166,400	7,181,824	*
CA, Inc.	172,400	4,691,004
Ciena Corp.	220,000	1,146,200	*
Cisco Systems, Inc.	2,323,700	50,354,579	*
Citrix Systems, Inc.	67,400	2,554,460	*
Computer Sciences Corp.	70,500	3,916,275	*
Compuware Corp.	144,600	1,132,218	*
Comverse Technology, Inc.	76,300	1,795,339	*
Convergys Corp.	52,800	961,488	*
Corning, Inc.	584,100	15,718,131	*
Dell, Inc.	889,200	26,462,592	*#
eBay, Inc.	435,800	17,022,348	*#
Electronic Arts, Inc.	114,800	6,281,856	*#
Electronic Data Systems Corp.	194,400	5,215,752	#
EMC Corp.	898,000	12,239,740	*
First Data Corp.	289,800	13,568,436
Fiserv, Inc.	69,700	2,965,735	*
Freescale Semiconductor, Inc. Class B	155,000	4,304,350	*
Gateway, Inc.	99,800	218,562	*
Hewlett-Packard Co.	1,068,600	35,156,940
Intel Corp.	2,222,600	43,007,310
International Business Machines Corp.	592,100	48,830,487
Intuit, Inc.	66,900	3,558,411	*
Jabil Circuit, Inc.	66,000	2,828,760	*
JDS Uniphase Corp.	633,300	2,640,861	*
KLA-Tencor Corp.	75,400	3,646,344
Lexmark International, Inc.	40,900	1,856,042	*
Linear Technology Corp.	115,500	4,051,740	#
LSI Logic Corp.	148,000	1,710,880	*#
Lucent Technologies, Inc.	1,688,500	5,149,925	*#
Maxim Integrated Products, Inc.	121,100	4,498,865

212

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	March 31, 2006
	(Unaudited)
	Shares	Value(A)

Micron Technology, Inc.	233,800	$3,441,536	*
Microsoft Corp.	3,357,400	91,354,854
Molex, Inc.	53,800	1,786,160
Motorola, Inc.	944,400	21,636,204	#
National Semiconductor Corp.	127,500	3,549,600
NCR Corp.	68,800	2,875,152	*
Network Appliance, Inc.	141,400	5,094,642	*
Novell, Inc.	147,100	1,129,728	*
Novellus Systems, Inc.	50,400	1,209,600	*
Nvidia Corp.	64,700	3,704,722	*#
Oracle Corp.	1,423,700	19,490,453	*
Parametric Technology Corp.	42,000	685,860	*
Paychex, Inc.	126,200	5,257,492	#
PMC-Sierra, Inc.	70,200	862,758	*#
QLogic Corp.	61,000	1,180,350	*
Qualcomm, Inc.	625,800	31,671,738
Sabre Holdings Corp.	49,800	1,171,794
Sanmina-SCI Corp.	201,100	824,510	*
Solectron Corp.	345,500	1,382,000	*
Sun Microsystems, Inc.	1,307,600	6,707,988	*
Symantec Corp.	394,200	6,634,386	*
Symbol Technologies, Inc.	95,600	1,011,448
Tektronix, Inc.	30,800	1,099,868
Tellabs, Inc.	170,200	2,706,180	*
Teradyne, Inc.	74,800	1,160,148	*
Texas Instruments, Inc.	604,600	19,631,362	#
Unisys Corp.	129,200	890,188	*
VeriSign, Inc.	92,400	2,216,676	*
Xerox Corp.	351,900	5,348,880	*
Xilinx, Inc.	130,300	3,317,438
Yahoo!, Inc.	476,700	15,378,342	*

Total Information Technology		679,899,878

Health Care — (11.1%)
Abbott Laboratories	581,300	24,687,811	#
Aetna, Inc.	214,300	10,530,702
Allergan, Inc.	57,300	6,217,050
AmerisourceBergen Corp.	79,000	3,813,330
Amgen, Inc.	441,500	32,119,125	*#
Applera Corp. — Applied Biosystems Group	69,200	1,878,088
Bard (C.R.), Inc.	39,300	2,664,933
Barr Laboratories, Inc.	5,200	327,496	*
Bausch & Lomb, Inc.	20,300	1,293,110
Baxter International, Inc.	245,000	9,508,450
Becton Dickinson & Co.	93,400	5,751,572
Biogen Idec, Inc.	130,000	6,123,000	*
Biomet, Inc.	93,500	3,321,120	#
Boston Scientific Corp.	223,500	5,151,675	*#
Bristol-Myers Squibb Co.	740,100	18,213,861	#
Cardinal Health, Inc.	159,400	11,878,488	#
Caremark Rx, Inc.	169,500	8,336,010	*#
Chiron Corp.	41,300	1,891,953	*
Cigna Corp.	45,700	5,969,334
Coventry Health Care, Inc.	60,600	3,271,188	*
Eli Lilly & Co.	426,900	23,607,570	#
Express Scripts, Inc.	55,300	4,860,870	*#
Fisher Scientific International, Inc.	46,600	3,171,130	*
Forest Laboratories, Inc.	123,100	5,493,953	*
Genzyme Corp.	98,200	6,601,004	*
Gilead Sciences, Inc.	174,700	10,869,834	*#
Guidant Corp.	128,000	9,991,680
HCA, Inc.	154,100	7,056,239	#
Health Management Associates, Inc.	90,900	1,960,713

	March 31, 2006
	(Unaudited)
	Shares	Value(A)

Hospira, Inc.	60,800	$2,399,168	*
Humana, Inc.	61,800	3,253,770	*
IMS Health, Inc.	75,300	1,940,481
Johnson & Johnson	1,124,400	66,586,968	#
King Pharmaceuticals, Inc.	91,500	1,578,375	*
Laboratory Corp. of America Holdings	47,300	2,766,104	*#
Manor Care, Inc.	29,900	1,326,065
McKesson Corp.	115,700	6,031,441
Medco Health Solutions, Inc.	115,000	6,580,300	*
Medimmune, Inc.	96,500	3,529,970	*#
Medtronic, Inc.	456,000	23,142,000
Merck & Co., Inc.	826,300	29,110,549	#
Millipore Corp.	19,700	1,439,282	*
Mylan Laboratories, Inc.	82,600	1,932,840
Patterson Companies, Inc.	52,400	1,844,480	*#
PerkinElmer, Inc.	49,400	1,159,418
Pfizer, Inc.	2,779,900	69,275,108
Quest Diagnostics, Inc.	61,500	3,154,950
Schering-Plough Corp.	559,000	10,615,410
St. Jude Medical, Inc.	138,500	5,678,500	*
Stryker Corp.	110,400	4,895,136
Tenet Healthcare Corp.	177,700	1,311,426	*#
Thermo Electron Corp.	61,300	2,273,617	*
UnitedHealth Group, Inc.	512,400	28,622,664
Waters Corp.	39,500	1,704,425	*
Watson Pharmaceuticals, Inc.	38,400	1,103,616	*
WellPoint, Inc.	249,400	19,311,042	*
Wyeth	507,800	24,638,456
Zimmer Holdings, Inc.	93,600	6,327,360	*

Total Health Care		570,094,210

Industrials — (10.0%)
3M Co.	285,200	21,586,788
Allied Waste Industries, Inc.	82,800	1,013,472	*#
American Power Conversion Corp.	64,900	1,499,839	#
American Standard Companies, Inc.	67,300	2,884,478
Avery Dennison Corp.	41,700	2,438,616	#
Boeing Co.	302,400	23,566,032	#
Burlington Northern Santa Fe Corp.	140,900	11,741,197
Caterpillar, Inc.	253,500	18,203,835
Cendant Corp.	380,900	6,608,615
Cintas Corp.	52,100	2,220,502
Cooper Industries, Ltd.	34,700	3,015,430
CSX Corp.	82,900	4,957,420	#
Cummins, Inc.	17,600	1,849,760
Danaher Corp.	89,600	5,694,080
Deere & Co.	89,500	7,074,975	#
Donnelley (R.R.) & Sons Co.	81,600	2,669,952
Dover Corp.	76,800	3,729,408
Eaton Corp.	56,300	4,108,211
Emerson Electric Co.	155,400	12,996,102
Equifax, Inc.	48,900	1,821,036
FedEx Corp.	114,800	12,965,512
Fluor Corp.	32,800	2,814,240	#
General Dynamics Corp.	151,200	9,673,776
General Electric Co.	3,938,000	136,963,640
Goodrich (B.F.) Co.	46,600	2,032,226
Honeywell International, Inc.	313,800	13,421,226
Illinois Tool Works, Inc.	77,500	7,464,025
Ingersoll-Rand Co., Ltd. Class A	123,700	5,169,423
ITT Industries, Inc.	69,800	3,924,156
L-3 Communications Holdings, Inc.	45,800	3,929,182
Lockheed Martin Corp.	135,400	10,172,602
Masco Corp.	157,300	5,110,677	#

213

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	March 31, 2006
	(Unaudited)
	Shares	Value(A)

Monster Worldwide, Inc.	47,800	$2,383,308	*
Navistar International Corp.	23,300	642,614	*
Norfolk Southern Corp.	155,700	8,418,699
Northrop Grumman Corp.	132,500	9,048,425
Paccar, Inc.	64,000	4,510,720
Pall Corp.	47,200	1,472,168	#
Parker Hannifin Corp.	45,200	3,643,572
Pitney Bowes, Inc.	85,800	3,683,394	#
Raytheon Co.	168,500	7,724,040
Robert Half International, Inc.	64,800	2,501,928
Rockwell Automation, Inc.	67,000	4,817,970
Rockwell Collins, Inc.	65,100	3,668,385
Ryder System, Inc.	24,300	1,088,154	#
Southwest Airlines Co.	267,500	4,812,325
Textron, Inc.	50,000	4,669,500
Tyco International, Ltd.	761,400	20,466,432
Union Pacific Corp.	100,100	9,344,335
United Parcel Service, Inc.	412,600	32,752,188
United Technologies Corp.	383,600	22,237,292	#
W.W. Grainger, Inc.	28,900	2,177,615	#
Waste Management, Inc.	208,700	7,367,110

Total Industrials		510,750,607

Consumer Discretionary — (8.8%)
Amazon.com, Inc.	116,600	4,257,066	*#
Apollo Group, Inc. Class A	53,100	2,788,281	*#
AutoNation, Inc.	68,400	1,474,020	*#
Autozone, Inc.	20,900	2,083,521	*
Bed Bath and Beyond, Inc.	106,000	4,070,400	*
Best Buy Co., Inc.	153,600	8,590,848
Big Lots, Inc.	43,000	600,280	*#
Black & Decker Corp.	29,200	2,537,188
Brunswick Corp.	35,900	1,395,074
Carnival Corp.	164,000	7,768,680
CBS Corp. Class B	291,900	6,999,762
Centex Corp.	46,400	2,876,336	#
Circuit City Stores, Inc.	57,500	1,407,600	#
Clear Channel Communications, Inc.	195,300	5,665,653
Coach, Inc.	144,800	5,007,184	*
Comcast Corp. Class A	808,000	21,137,280	*#
Cooper Tire & Rubber Co.	23,200	332,688	#
Darden Restaurants, Inc.	49,700	2,039,191
Dillards, Inc. Class A	23,300	606,732
Disney (Walt) Co.	727,600	20,292,764
Dollar General Corp.	119,600	2,113,332
Dow Jones & Co., Inc.	22,300	876,390	#
Eastman Kodak Co.	108,500	3,085,740	#
Family Dollar Stores, Inc.	58,700	1,561,420
Federated Department Stores, Inc.	102,800	7,504,400
Ford Motor Co.	704,300	5,606,228	#
Fortune Brands, Inc.	55,300	4,458,839	#
Gannett Co., Inc.	89,900	5,386,808	#
Gap, Inc.	216,800	4,049,824
General Motors Corp.	213,700	4,545,399	#
Genuine Parts Co.	65,300	2,862,099
Goodyear Tire & Rubber Co.	66,900	968,712	*#
H&R Block, Inc.	123,800	2,680,270
Harley-Davidson, Inc.	103,000	5,343,640
Harman International Industries, Inc.	24,800	2,756,024	#
Harrah’s Entertainment, Inc.	69,600	5,426,016
Hasbro, Inc.	67,200	1,417,920
Hilton Hotels Corp.	124,500	3,169,770
Home Depot, Inc.	802,600	33,949,980	#
Horton (D.R.), Inc.	102,700	3,411,694

	March 31, 2006
	(Unaudited)
	Shares	Value(A)

International Game Technology	127,400	$4,487,028
Interpublic Group of Companies, Inc.	162,700	1,555,412	*
Johnson Controls, Inc.	73,400	5,573,262	#
Jones Apparel Group, Inc.	43,100	1,524,447
KB Home	29,000	1,884,420
Knight-Ridder, Inc.	25,300	1,599,213
Kohl’s Corp.	130,200	6,901,902	*#
Leggett & Platt, Inc.	68,900	1,679,093
Lennar Corp. Class A	51,800	3,127,684	#
Limited Brands, Inc.	131,600	3,218,936
Liz Claiborne, Inc.	39,700	1,626,906	#
Lowe’s Companies, Inc.	295,400	19,035,576
Marriott International, Inc. Class A	61,300	4,205,180
Mattel, Inc.	146,900	2,663,297
Maytag Corp.	30,400	648,432	#
McDonald’s Corp.	474,800	16,314,128
McGraw-Hill Companies, Inc.	138,700	7,991,894
Meredith Corp.	15,800	881,482	#
Newell Rubbermaid, Inc.	103,700	2,612,203
News Corp. Class A	906,900	15,063,609
NIKE, Inc. Class B	71,500	6,084,650
Nordstrom, Inc.	82,600	3,236,268
Office Depot, Inc.	111,700	4,159,708	*
OfficeMax, Inc.	26,800	808,556
Omnicom Group, Inc.	67,500	5,619,375
Penney (J.C.) Co., Inc.	87,700	5,297,957	#
Pulte Homes, Inc.	80,800	3,104,336	#
RadioShack Corp.	50,900	978,807
Scripps (E.W.) Co.	32,100	1,435,191
Sears Holdings Corp.	37,700	4,985,448	*
Sherwin-Williams Co.	41,900	2,071,536
Snap-On, Inc.	22,000	838,640
Staples, Inc.	275,300	7,025,656
Starbucks Corp.	288,400	10,855,376	*
Starwood Hotels & Resorts Worldwide, Inc.	81,500	5,519,995	#
Target Corp.	332,200	17,277,722
The New York Times Co. Class A	54,900	1,389,519	#
The Stanley Works	27,400	1,388,084
The TJX Companies, Inc.	174,100	4,321,162	#
Tiffany & Co.	53,700	2,015,898
Time Warner, Inc.	1,702,100	28,578,259	#
Tribune Co.	98,900	2,712,827	#
Univision Communications, Inc. Class A	84,500	2,912,715	*#
V.F. Corp.	33,300	1,894,770
Viacom, Inc. Class B	292,000	11,329,600	*
Wendy’s International, Inc.	43,200	2,680,992	#
Whirlpool Corp.	25,700	2,350,779
Yum! Brands, Inc.	104,200	5,091,212

Total Consumer Discretionary		451,664,195

Energy — (8.4%)
Amerada Hess Corp.	30,200	4,300,480
Anadarko Petroleum Corp.	87,100	8,797,971	#
Apache Corp.	124,800	8,175,648
Baker Hughes, Inc.	129,300	8,844,120
BJ Services Co.	122,500	4,238,500	#
Burlington Resources, Inc.	142,000	13,051,220
Chesapeake Energy Corp.	141,200	4,435,092	#
Chevron Corp.	841,100	48,758,567	#
ConocoPhillips	520,800	32,888,520	#
Devon Energy Corp.	166,900	10,209,273
El Paso Corp.	249,100	3,001,655
EOG Resources, Inc.	91,600	6,595,200

214

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	March 31, 2006
	(Unaudited)
	Shares	Value(A)

Exxon Mobil Corp.	2,307,000	$140,404,020
Halliburton Co.	195,000	14,238,900
Kerr-McGee Corp.	43,800	4,182,024
Kinder Morgan, Inc.	39,800	3,661,202	#
Marathon Oil Corp.	138,600	10,557,162
Murphy Oil Corp.	62,400	3,108,768	#
Nabors Industries, Ltd.	59,700	4,273,326	*#
National-Oilwell, Inc.	66,000	4,231,920	*
Noble Corp.	51,800	4,200,980	#
Occidental Petroleum Corp.	162,700	15,074,155
Rowan Companies, Inc.	41,300	1,815,548
Schlumberger, Ltd.	223,200	28,250,424	#
Sunoco, Inc.	50,300	3,901,771	#
The Williams Companies, Inc.	224,700	4,806,333
Transocean, Inc.	123,200	9,892,960	*#
Valero Energy Corp.	234,900	14,042,322	#
Weatherford International, Ltd.	131,800	6,029,850	*
XTO Energy, Inc.	137,200	5,977,804

Total Energy		431,945,715

Consumer Staples — (8.0%)
Alberto-Culver Co. Class B	28,500	1,260,555
Albertson’s, Inc.	139,300	3,575,831
Altria Group, Inc.	788,500	55,873,110
Anheuser-Busch Companies, Inc.	293,300	12,544,441
Archer-Daniels-Midland Co.	247,000	8,311,550
Avon Products, Inc.	170,200	5,305,134
Brown-Forman Corp. Class B	31,400	2,416,858
Campbell Soup Co.	69,600	2,255,040
Clorox Co.	56,700	3,393,495
Coca-Cola Co.	778,300	32,587,421
Coca-Cola Enterprises, Inc.	114,600	2,330,964
Colgate-Palmolive Co.	194,700	11,117,370
ConAgra, Inc.	196,200	4,210,452	#
Constellation Brands, Inc. Class A	74,500	1,866,225	*#
Costco Wholesale Corp.	178,800	9,683,808
CVS Corp.	308,800	9,223,856
Estee Lauder Companies, Inc.	45,000	1,673,550	#
General Mills, Inc.	134,600	6,821,528
Heinz (H.J.) Co.	126,600	4,800,672	#
Kellogg Co.	95,000	4,183,800
Kimberly-Clark Corp.	174,100	10,062,980
McCormick & Co., Inc.	50,100	1,696,386
Molson Coors Brewing Co.	21,700	1,489,054
Pepsi Bottling Group, Inc.	51,100	1,552,929
PepsiCo, Inc.	625,900	36,170,761
Procter & Gamble Co.	1,242,600	71,598,612	#
Reynolds American, Inc.	32,300	3,407,650
Safeway, Inc.	169,900	4,267,888	#
Sara Lee Corp.	287,200	5,135,136
Supervalu, Inc.	51,500	1,587,230	#
Sysco Corp.	234,000	7,499,700
The Hershey Co.	67,700	3,535,971
The Kroger Co.	274,100	5,580,676	*
Tyson Foods, Inc. Class A	95,200	1,308,048
UST, Inc.	61,800	2,570,880
Walgreen Co.	382,400	16,492,912
Wal-Mart Stores, Inc.	943,800	44,585,112	#
Whole Foods Market, Inc.	52,500	3,488,100
Wrigley (Wm.) Jr. Co.	67,000	4,288,000	#

Total Consumer Staples		409,753,685

	March 31, 2006
	(Unaudited)
	Shares	Value(A)

Telecommunication Services — (2.9%)
Alltel Corp.	146,600	$9,492,350
AT&T, Inc.	1,465,800	39,635,232
BellSouth Corp.	679,200	23,534,280	#
CenturyTel, Inc.	49,500	1,936,440
Citizens Communications Co.	124,100	1,646,807
Qwest Communications International, Inc.	586,100	3,985,480	*#
Sprint Nextel Corp.	1,121,100	28,969,224
Verizon Communications, Inc.	1,105,800	37,663,548	#

Total Telecommunication Services		146,863,361

Utilities — (2.7%)
AES Corp.	247,800	4,227,468	*
Allegheny Energy, Inc.	61,700	2,088,545	*
Ameren Corp.	77,400	3,856,068
American Electric Power Co., Inc.	148,700	5,058,774
CenterPoint Energy, Inc.	117,200	1,398,196
Cinergy Corp.	75,300	3,419,373
CMS Energy Corp.	83,400	1,080,030	*#
Consolidated Edison, Inc.	92,700	4,032,450	#
Constellation Energy Group	67,400	3,687,454
Dominion Resources, Inc.	131,300	9,063,639
DTE Energy Co.	67,200	2,694,048	#
Duke Energy Corp.	350,700	10,222,905	#
Dynegy, Inc.	113,800	546,240	*#
Edison International	123,100	5,069,258
Entergy Corp.	78,500	5,411,790
Exelon Corp.	252,100	13,336,090
FirstEnergy Corp.	124,600	6,092,940
FPL Group, Inc.	152,500	6,121,350	#
KeySpan Corp.	66,000	2,697,420
Nicor, Inc.	16,700	660,652	#
NiSource, Inc.	103,000	2,082,660
Peoples Energy Corp.	14,500	516,780	#
PG&E Corp.	130,500	5,076,450	#
Pinnacle West Capital Corp.	37,500	1,466,250
PPL Corp.	143,700	4,224,780
Progress Energy, Inc.	95,300	4,191,294	#
Public Service Enterprise Group, Inc.	94,700	6,064,588
Sempra Energy	97,600	4,534,496
Southern Co.	280,200	9,182,154	#
TECO Energy, Inc.	78,700	1,268,644
TXU Corp.	174,800	7,824,048
Xcel Energy, Inc.	152,600	2,769,690

Total Utilities		139,966,524

Materials — (2.7%)
Air Products & Chemicals, Inc.	84,100	5,650,679
Alcoa, Inc.	329,400	10,066,464	#
Allegheny Technologies, Inc.	32,700	2,000,586	#
Ashland, Inc.	26,900	1,912,052
Ball Corp.	39,400	1,726,902
Bemis Co., Inc.	39,800	1,256,884
Dow Chemical Co.	365,500	14,839,300	#
DuPont (E.I.) de Nemours & Co., Inc.	347,600	14,672,196	#
Eastman Chemical Co.	30,800	1,576,344
Ecolab, Inc.	68,900	2,631,980
Engelhard Corp.	46,800	1,853,748
Freeport-McMoRan Copper & Gold, Inc. Class B	69,500	4,154,015
Hercules, Inc.	42,600	587,880	*
International Flavors & Fragrances, Inc.	29,800	1,022,736
International Paper Co.	186,100	6,433,477	#

215

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	March 31, 2006
	(Unaudited)
	Shares	Value(A)

Louisiana-Pacific Corp.	40,100	$1,090,720
MeadWestavco Corp.	68,600	1,873,466
Monsanto Co.	101,800	8,627,550
Newmont Mining Corp.	168,800	8,759,032
Nucor Corp.	58,700	6,151,173	#
Pactiv Corp.	54,100	1,327,614	*
Phelps Dodge Corp.	76,900	6,192,757	#
PPG Industries, Inc.	62,500	3,959,375
Praxair, Inc.	121,900	6,722,785
Rohm & Haas Co.	54,400	2,658,528
Sealed Air Corp.	30,800	1,782,396
Sigma-Aldrich Corp.	25,300	1,664,487
Temple-Inland, Inc.	41,900	1,866,645	#
Tronox, Inc. Class B	8,831	150,053	*
United States Steel Corp.	41,100	2,493,948	#
Vulcan Materials Co.	37,900	3,284,035
Weyerhaeuser Co.	91,900	6,656,317	#

Total Materials		135,646,124

Real Estate Investment Trusts — (0.7%)
Apartment Investment & Management Co. Class A	36,500	1,711,850	#
Archstone-Smith Trust	80,600	3,930,862
Equity Office Properties Trust	153,500	5,154,530
Equity Residential	109,700	5,132,863
ProLogis	92,000	4,922,000
Public Storage, Inc.	31,200	2,534,376	#
Simon Property Group, Inc.	69,100	5,814,074
Vornado Realty Trust	44,800	4,300,800	#

Total Real Estate Investment Trusts		33,501,355

TOTAL COMMON STOCKS		4,403,303,706

(A)	Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no such reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith using methods determined by the Board of Trustees.

††	The cost for federal income tax purposes is $4,044,659,842.

	March 31, 2006
	(Unaudited)
	Face Amount (000)	Value(A)

AGENCY OBLIGATIONS — (3.0%)
Federal National Mortgage Association Discount Note 4.650%(B), 04/30/06	$155,000	$154,959,958

TEMPORARY CASH INVESTMENTS — (11.0%)
Repurchase Agreement, Merrill Lynch Triparty Repo 4.45%, 04/03/06 (Collateralized by $20,015,000 FHLB 3.25%, 07/21/06, valued at $20,053,273) to be repurchased at $19,475,874♦	19,469	19,468,654
Repurchase Agreement, Merrill Lynch Triparty Repo 4.80%, 04/03/06 (Collateralized by $480,900,000 FHLB, rates ranging from 3.00% to 5.76%, maturities ranging from 04/17/06 to 07/03/25, valued at $469,454,655) to be repurchased at $455,963,146♦	455,781	455,780,834
Repurchase Agreement, PNC Capital Markets, Inc. 4.60%, 04/03/06 (Collateralized by $91,200,000 FHLMC Notes 4.00%, 09/22/09, valued at $86,982,000) to be repurchased at $85,728,850	85,696	85,696,000

TOTAL TEMPORARY CASH INVESTMENTS		560,945,488

TOTAL INVESTMENTS — (100.0%)
(Cost $3,867,538,593)††		$5,119,209,152

216

STATEMENT OF ASSETS AND LIABILITIES THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series

(Amounts in thousands)

March 31, 2006
(Unaudited)
Assets:
Investments at Value (including $605,687 of securities on loan)	$4,558,264
Temporary Cash Investments at Value	560,945
Cash	4,096
Receivables:
Dividends and Interest	5,108
Fund Shares Sold	25
Securities Lending Income	62
Prepaid Expenses and Other Assets	29

Total Assets	5,128,529

Liabilities:
Payables:
Upon Return of Securities Loaned	630,209
Fund Shares Redeemed	4,495
Due to Advisor	93
Futures Margin Variation	275
Accrued Expenses and Other Liabilities	166

Total Liabilities	635,238

NET ASSETS	$4,493,291

Investments at Cost	$3,306,594

Temporary Cash Investments at Cost	$560,945

217

PERFORMANCE CHART

THE DFA INVESTMENT TRUST COMPANY

218

DISCLOSURE OF FUND EXPENSES (Unaudited) THE DFA INVESTMENT TRUST COMPANY

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

For the Period June 1, 2005 to November 30, 2005

Expense Table

The U.S. Large Company Series	Beginning Account Value 06/01/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,059.30	0.05%	$0.26
Hypothetical 5% Annual Return	$1,000.00	$1,024.82	0.05%	$0.25

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period.

219

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited) THE DFA INVESTMENT TRUST COMPANY

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The U.S. Large Company Series — November 30, 2005
Financials	20.2%
Information Technology	15.6
Health Care	12.8
Industrials	10.8
Consumer Discretionary	10.6
Consumer Staples	9.6
Energy	8.3
Utilities	3.3
Telecommunication Services	3.1
Materials	3.0
Other	1.9
REITS	0.8

100.0%

220

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series

	November 30, 2005
	Shares	Value†		Percentage of Net Assets**

COMMON STOCKS — (87.0%)
Financials — (18.4%)
American Express Co.	456,700	$23,483,514		0.6%
American International Group, Inc.	955,100	64,125,414	#	1.5%
Bank of America Corp.	1,478,800	67,862,132	#	1.6%
Citigroup, Inc.	1,902,800	92,380,940		2.2%
JPMorgan Chase & Co.	1,292,900	49,453,425		1.2%
Merrill Lynch & Co., Inc.	340,900	22,642,578	#	0.5%
Morgan Stanley	399,700	22,395,191		0.5%
The Goldman Sachs Group, Inc.	171,100	22,065,056		0.5%
U.S. Bancorp	672,700	20,369,356		0.5%
Wachovia Corp.	580,500	30,998,700	#	0.7%
Wells Fargo & Co.	621,300	39,048,705	#	0.9%
Other Securities		425,177,155	##	10.1%

Total Financials		880,002,166		20.8%

Information Technology — (13.6%)
Apple Computer, Inc.	305,400	20,712,228	*	0.5%
Cisco Systems, Inc.	2,352,100	41,255,834	*	1.0%
Dell, Inc.	882,400	26,613,184	*#	0.6%
Hewlett-Packard Co.	1,054,400	31,284,048		0.7%
Intel Corp.	2,242,500	59,829,900		1.4%
International Business Machines Corp.	587,300	52,210,970		1.2%
Microsoft Corp.	3,390,800	93,959,068		2.2%
Motorola, Inc.	908,700	21,890,583		0.5%
Qualcomm, Inc.	600,100	27,286,547		0.7%
Other Securities		272,270,443	##	6.5%

Total Information Technology		647,312,805		15.3%

Health Care — (11.1%)
Abbott Laboratories	572,100	21,573,891		0.5%
Amgen, Inc.	454,100	36,750,313	*	0.9%
Eli Lilly & Co.	417,300	21,073,650	#	0.5%
Johnson & Johnson	1,094,800	67,603,900	#	1.6%
Medtronic, Inc.	445,700	24,767,549		0.6%
Merck & Co., Inc.	808,100	23,758,140	#	0.6%
Pfizer, Inc.	2,712,700	57,509,240		1.4%
UnitedHealth Group, Inc.	464,900	27,828,914		0.7%
Wyeth	493,600	20,514,016		0.5%
Other Securities		229,724,829	##	5.2%

Total Health Care		531,104,442		12.5%

Industrials — (9.9%)
3M Co.	281,600	22,099,968		0.5%
Boeing Co.	302,000	20,593,380		0.5%
General Electric Co.	3,901,600	139,365,152		3.3%
Tyco International, Ltd.	744,900	21,244,548	#	0.5%
United Parcel Service, Inc.	407,500	31,744,250	#	0.7%
United Technologies Corp.	377,200	20,308,448		0.5%
Other Securities		216,492,746	##	5.1%

Total Industrials		471,848,492		11.1%

Consumer Discretionary — (9.4%)
Comcast Corp. Class A	808,200	21,336,480	*#	0.5%
Home Depot, Inc.	787,700	32,910,106		0.8%
Time Warner, Inc.	1,727,700	31,064,046		0.7%
Other Securities		362,683,579	##	8.6%

Total Consumer Discretionary		447,994,211		10.6%

Consumer Staples — (8.3%)
Altria Group, Inc.	763,800	55,597,002		1.3%
Coca-Cola Co.	764,200	32,623,698		0.8%
PepsiCo, Inc.	614,600	36,384,320		0.9%

	November 30, 2005
	Shares	Value†		Percentage of Net Assets**

Procter & Gamble Co.	1,264,327	$72,306,861	#	1.7%
Wal-Mart Stores, Inc.	919,200	44,636,352	#	1.1%
Other Securities		154,928,713	##	3.5%

Total Consumer Staples		396,476,946		9.3%

Energy — (8.1%)
Chevron Corp.	828,800	47,498,528		1.1%
ConocoPhillips	512,300	30,999,273	#	0.7%
Exxon Mobil Corp.	2,320,600	134,664,418	#	3.2%
Schlumberger, Ltd.	216,500	20,725,545	#	0.5%
Other Securities		151,088,459	##	3.6%

Total Energy		384,976,223		9.1%

Utilities — (2.9%)
Total Utilities		138,115,863	##	3.3%

Telecommunication Services — (2.7%)
AT&T, Inc.	1,446,084	36,021,952	*#	0.9%
Sprint Nextel Corp.	1,079,500	27,030,680	#	0.6%
Verizon Communications, Inc.	1,017,700	32,546,046	#	0.8%
Other Securities		33,945,366	##	0.8%

Total Telecommunication Services		129,544,044		3.1%

Materials — (2.6%)
Total Materials		125,149,162	##	2.9%

TOTAL COMMON STOCKS		$4,152,524,354		98.0%

	Face Amount (000)
TEMPORARY CASH INVESTMENTS — (13.0%)
Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%, 12/01/05 (Collateralized by $555,340,000 U.S. Treasury Note 4.50%, 11/15/10, valued at $558,763,488) to be repurchased at $547,864,300 ♦	$547,804	$547,804,194		12.9%
Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized by $76,285,000 FHLMC 4.00%, 09/22/09, valued at $74,759,300) to be repurchased at $73,661,938	73,654	73,654,000		1.7%

TOTAL TEMPORARY CASH INVESTMENTS		621,458,194		14.6%

TOTAL INVESTMENTS — (100.0%)
(Cost $3,688,324,717)		$4,773,982,548		112.6%

See accompanying Notes to Financial Statements.

221

STATEMENT OF ASSETS AND LIABILITIES THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series

(Amounts in thousands)

November 30, 2005
Assets:
Investments at Value (including $527,474 of securities on loan)	$4,152,524
Temporary Cash Investments at Value (Cost $621,459)	621,459
Cash	3,440
Receivables:
Dividends and Interest	9,548
Fund Shares Sold	1,175
Securities Lending Income	40
Prepaid Expenses and Other Assets	19

Total Assets	$4,788,205

Liabilities:
Payables:
Upon Return of Securities Loaned	547,804
Fund Shares Redeemed	865
Due to Advisor	87
Futures Margin Variation	486
Accrued Expenses and Other Liabilities	251

Total Liabilities	549,493

Net Assets	$4,238,712

Investments at Cost	$3,066,866

See accompanying Notes to Financial Statements.

222

STATEMENT OF OPERATIONS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series

(Amounts in thousands)

For the Year Ended November 30, 2005
Investment Income
Dividends	$71,794
Interest	2,110
Income from Securities Lending	317

Total Investment Income	74,221

Expenses
Investment Advisory Services	967
Accounting & Transfer Agent Fees	580
Custodian Fees	135
Legal Fees	14
Audit Fees	38
S&P 500 Fees	80
Shareholders’ Reports	39
Trustees’ Fees and Expenses	22
Other	66

Total Expenses	1,941

Net Investment Income (Loss)	72,280

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	(28,767)
Net Realized Gain (Loss) on Futures	5,427
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	274,881
Futures	(507)

Net Realized and Unrealized Gain (Loss)	251,034

Net Increase (Decrease) in Net Assets Resulting from Operations	$323,314

See accompanying Notes to Financial Statements.

223

STATEMENTS OF CHANGES IN NET ASSETS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series

(Amounts in thousands)

	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$72,280	$65,462
Net Realized Gain (Loss) on Investment Securities Sold .	(28,767)	(2,763)
Net Realized Gain (Loss) on Futures	5,427	9,374
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	274,881	317,965
Futures	(507)	714

Net Increase (Decrease) in Net Assets Resulting from Operations .	323,314	390,752

Transactions in Interest:
Contributions	841,720	571,038
Withdrawals	(420,241)	(468,868)

Net Increase (Decrease) From Transactions in Interest	421,479	102,170

Total Increase (Decrease) in Net Assets	744,793	492,922

Net Assets
Beginning of Period	3,493,919	3,000,997

End of Period	$4,238,712	$3,493,919

See accompanying Notes to Financial Statements.

224

FINANCIAL HIGHLIGHTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series

	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001

Total Return	8.51%	12.77%	15.05%	(16.59)%	(12.30)%

Net Assets, End of Period (thousands)	$4,238,712	$3,493,919	$3,000,997	$2,623,557	$2,831,650
Ratio of Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.87%	1.99%	1.75%	1.53%	1.26%
Portfolio Turnover Rate	6%	2%	8%	11%	8%

See accompanying Notes to Financial Statements.

225

NOTES TO FINANCIAL STATEMENTS THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

A.	Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The U.S. Large Company Series (the “Series”) is presented in this report.

B.	Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no such reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods determined by the Board of Trustees.

2.    Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) are included in Trustees’ Fees and Expenses. At November 30, 2005, the total liability (in thousands) for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $68.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Trustees have requested distribution of proceeds.

3.    Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C.	Investment Advisor:

Dimensional Fund Advisors Inc. (“Dimensional” or the “Advisor”) provides investment advisory services to the Series. For the year ended November 30, 2005, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1% of average daily net assets.

Fees Paid to Officers and Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended November 30, 2005, the total related amounts paid by the Trust under this arrangement were $93 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

226

NOTES TO FINANCIAL STATEMENTS (Continued) THE DFA INVESTMENT TRUST COMPANY

D. Purchases and Sales of Securities:

For the year ended November 30, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

Purchases	$685,966
Sales	213,592

There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2005.

E.	Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains or losses have been deemed to have been “passed down” to its partners.

At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$3,864,636	$1,311,081	$(401,734)	$909,347

F.	Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

2.    Futures Contracts: During the year ended November 30, 2005, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash with a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At November 30, 2005, the Series had outstanding 243 long futures contracts on the S&P 500 Index, all of which expire on December 16, 2005. The value of such contracts on November 30, 2005 was $76,004,325, which resulted in an unrealized gain of $2,448,625. Approximately $3,440,000 of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities.

Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

G.	Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of

227

NOTES TO FINANCIAL STATEMENTS (Continued) THE DFA INVESTMENT TRUST COMPANY

credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings under the line of credit with the domestic custodian bank by the Series during the year ended November 30, 2005.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires on April 2, 2006. There were no borrowings by the Series under the line of credit with the international custodian bank during the year ended November 30, 2005.

H.	Securities Lending:

As of November 30, 2005, the Series had securities on loan to broker/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of U.S. securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

The cash collateral received by the Series from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

I.	Contractual Obligations:

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

228

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE DFA INVESTMENT TRUST COMPANY

To the Shareholders of The U.S. Large Company Series and

Board of Trustees of The DFA Investment Trust Company

In our opinion, the accompanying statements of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series (one of the series constituting The DFA Investment Trust Company, hereafter referred to as the “Series”) at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 23, 2006

229

FUND MANAGEMENT THE DFA INVESTMENT TRUST COMPANY

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund Inc. (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustees/Directors. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were five Audit Committee meetings held during the fiscal year ended November 30, 2005.

Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were four Performance Committee meetings held during the fiscal year ended November 30, 2005.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	DFAITC — since 1993 DFAIDG — since 1983 DIG — since 1993 DEM — since 1993	79 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	DFAITC — since 1993 DFAIDG — since 1986 DIG — since 1993 DEM — since 1993	79 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext.com). Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Trustee, First Prairie Funds (registered investment company). Trustee, Harbor Fund (registered investment company) (13 Portfolios).

230

FUND MANAGEMENT (Continued) THE DFA INVESTMENT TRUST COMPANY

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	DFAITC — since 1993 DFAIDG — since 1981 DIG — since 1993 DEM — since 1993	79 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management, Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 397 Morgan Hall Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	DFA ITC — since 2003 DFA IDG — since 2003 DFA DIG — since 2003 DEM — since 2003	79 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management. Director, Vical Incorporated (biopharmaceutical product development).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 2775 Sand Hill Rd Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	DFAITC — since 1993 DFAIDG — since 1981 DIG — since 1993 DEM — since 1993	79 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange, Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds. Director, American Century Fund Complex (registered investment companies) (38 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc.

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 1101 East 58th Street, Chicago, IL 60637 Date of Birth: 4/30/53	DFAITC — since 2000 DFAIDG — since 2000 DIG — since 2000 DEM — since 2000	79 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago, Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HON Industries Inc. (office furniture) and Director, Ryder System Inc. (transportation).

231

FUND MANAGEMENT (Continued) THE DFA INVESTMENT TRUST COMPANY

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors**

David G. Booth
Chairman, Director, Chief Executive Officer, Chief Investment Officer and President of DFAIDG,
DIG and DEM.
Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC. 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46

	DFAITC — since 1993 DFAIDG — since 1981 DIG — since 1992 DEM — since 1993	79 portfolios in 4 investment companies

Chairman, Director, Chief Executive Officer, Chief Investment Officer and President of Dimensional Fund Advisors Inc., DFA Securities Inc., DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, Chief Investment Officer and President of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/1/2003 except for Dimensional Fund Advisors Canada Inc., which was from 6/17/2003.)

Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield* Chairman and Director of DFAIDG, DIG and DEM. Trustee and Chairman of DFAITC. 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	DFAITC — since 1993 DFAIDG — since 1981 DIG — since 1992 DEM — since 1993	79 portfolios in 4 investment companies

Chairman and Director (and prior to 1/1/2003, Chief Investment Officer) of Dimensional Fund Advisors Inc., DFA Securities Inc., DFAIDG, DIG and DEM, Chairman, Trustee (and prior to 1/1/2003, Chief Investment Officer) of DFAITC. Director and formerly President of Dimensional Fund Advisors Ltd., Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.

Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Director, St. Louis Art Institute.

[1]	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.
**	Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

232

FUND MANAGEMENT (Continued) THE DFA INVESTMENT TRUST COMPANY

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Date of Birth: 7/1/71	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Date of Birth: 1/4/66	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Date of Birth: 11/7/55	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Vice President and Assistant Secretary Date of Birth: 1/24/67	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

Stephen A. Clark Vice President Date of Birth: 8/20/72	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001); and Associate of US Bancorp Piper Jaffrey (September 1999 to September 2000) and an Analyst and later an Associate of John Nuveen & Co. (August 1997 to September 1999).

Truman A. Clark Vice President Date of Birth: 4/8/41	Since 1996	Vice President of all the DFA Entities, Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christopher S. Crossan Vice President Date of Birth: 12/21/65	Since 2004	Vice President of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004); Branch Chief, Investment Company and Investment Advisor Inspections, Securities and Exchange Commission (April 1994 to August 2000).

James L. Davis Vice President Date of Birth: 11/29/56	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd, Formerly at Kansas State University. Arthur Andersen & Co., and Phillips Petroleum Co.

Robert T. Deere Vice President Date of Birth: 10/8/57	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

233

FUND MANAGEMENT (Continued) THE DFA INVESTMENT TRUST COMPANY

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years

Robert W. Dintzner Vice President Date of Birth: 3/18/70	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional. Formerly, Vice President of DFA Australia Limited.

Richard A. Eustice Vice President and Assistant Secretary Date of Birth: 8/5/65	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Date of Birth: 1/21/61	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Date of Birth: 6/9/71	Since 2004	Vice President of all DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Date of Birth: 11/24/61	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Vice President Date of Birth: 9/22/67	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Kamyab Hashemi-Nejad Vice President, Controller and Assistant Treasurer Date of Birth: 1/22/61	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd.

Kevin Hight Vice President Date of Birth: 11/13/67	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Date of Birth: 11/29/67	Since 2004	Vice President of all DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Date of Birth: 11/8/73	Since 2004	Vice President of all DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Patrick M. Keating Vice President Date of Birth: 12/21/54	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

234

FUND MANAGEMENT (Continued) THE DFA INVESTMENT TRUST COMPANY

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years

Joseph F. Kolerich Vice President Date of Birth: 11/7/71	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Date of Birth: 7/11/67	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Juliet Lee Vice President Date of Birth: 1/12/71	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

Heather H. Mathews Vice President Date of Birth: 12/12/69	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Date of Birth: 2/9/60	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Vice President and Secretary Date of Birth: 5/7/64	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Sonya K. Park Vice President Date of Birth: 6/28/72	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Date of Birth: 10/26/61	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Vice President Date of Birth: 1/28/67	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Date of Birth: 5/18/71	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

Michael T. Scardina Vice President, Chief Financial Officer and Treasurer Date of Birth: 10/12/55	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Director, Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds, plc (January 2002).

235

FUND MANAGEMENT (Continued) THE DFA INVESTMENT TRUST COMPANY

Name, Age, Position with the Fund and Address	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years

David E. Schneider Vice President Date of Birth: 1/26/46	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Jeanne C. Sinquefield, Ph.D.* Executive Vice President Date of Birth: 12/2/46	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith Vice President Date of Birth: 5/26/56	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Date of Birth: 6/8/63	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Date of Birth: 11/10/47	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Date of Birth: 3/25/73	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors
(July 2000 to April 2002); Vice President of Assante Asset Management Inc.
(March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Vice President Date of Birth: 3/10/66	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Date of Birth: 8/7/58	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Weston J. Wellington Vice President Date of Birth: 3/1/51	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Date of Birth: 3/3/45	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).
[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.
*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

236

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

THE DFA INVESTMENT TRUST COMPANY

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

237

                                BLACKROCK FUNDS

Investment Adviser

     BlackRock Advisors, Inc.

     Wilmington, Delaware 19809

Sub-Adviser - International Opportunities Portfolio

     BlackRock International, Ltd.

     Edinburgh, Scotland EH3 8JB

Sub-Adviser - Asset Allocation Portfolio

     BlackRock Financial Management, Inc.

     New York, NY 10022

Custodian

     PFPC Trust Company

     Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent

     PFPC Inc.

     Wilmington, Delaware 19809

Co-Administrator

     BlackRock Advisors, Inc.

     Wilmington, Delaware 19809

Distributor

     BlackRock Distributors, Inc.

     King of Prussia, Pennsylvania 19406

Counsel

     Simpson Thacher & Bartlett LLP

     New York, New York 10017

Independent Registered Public Accountant

     Deloitte & Touche LLP

     Philadelphia, Pennsylvania 19103

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800)-441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at
http://www.sec.gov.

Information on how proxies relating to the Fund's voting securities were voted
(if any) by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's
Form N-Q is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington,
D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

This report is for shareholder information. This is not a prospectus intended for the purchase or sale of Fund Shares.

                                BLACKROCK FUNDS
                                 FUND SPECTRUM

 BlackRock Funds is a leading mutual fund company that currently has assets of approximately $27 billion in the following portfolios, which are designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing.

STOCK PORTFOLIOS
--------------------------------------
   Investment Trust                      Small Cap Core Equity
   Large Cap Value Equity                Small Cap Growth Equity
   Large Cap Growth Equity               Global Science & Technology Opportunities
   Dividend AchieversTM                  Global Resources
   Legacy                                All-Cap Global Resources
   Mid-Cap Value Equity                  Health Sciences
   Mid-Cap Growth Equity                 U.S. Opportunities
   Aurora                                Global Opportunities
   Small/Mid-Cap Growth                  International Opportunities
   Small Cap Value Equity                Index Equity
STOCK & BOND PORTFOLIOS
--------------------------------------
   Asset Allocation
BOND PORTFOLIOS
--------------------------------------
   Enhanced Income                       Government Income
   Low Duration Bond                     Inflation Protected Bond
   Intermediate Government Bond          GNMA
   Intermediate Bond                     Managed Income
   Intermediate PLUS Bond                International Bond
   Core Bond Total Return                High Yield Bond
   Core PLUS Total Return
TAX-FREE BOND PORTFOLIOS
--------------------------------------
   UltraShort Municipal                  Ohio Tax-Free Income
   Tax-Free Income                       Delaware Tax-Free Income
   Pennsylvania Tax-Free Income          Kentucky Tax-Free Income
   New Jersey Tax-Free Income
MONEY MARKET PORTFOLIOS
--------------------------------------
   Money Market                          North Carolina Municipal Money Market
   U.S. Treasury Money Market            Ohio Municipal Money Market
   Municipal Money Market                Pennsylvania Municipal Money Market
   New Jersey Municipal Money Market     Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

ACCOUNT INFORMATION
Call us at 1-800-441-7762 to get information about your account balances, recent transactions and share prices.
You can also reach us on the web at www.blackrock.com.

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have
$50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with Traditional, Rollover,
Roth, Coverdell and Simple IRA's.

ADDITIONAL INFORMATION ABOUT THE BLACKROCK FUNDS
For additional reports or additional information, as well as more current information about portfolio holdings and characteristics, BlackRock Fund shareholders and prospective investors may call 1-800-441-7762.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
[GRAPHIC OMITTED]

EQ-SEMI  3/06

ALTERNATIVES  BLACKROCK SOLUTIONS  EQUITIES  FIXED INCOME
 LIQUIDITY  REAL ESTATE

BlackRock Funds
Exchange Portfolio

Semi-Annual Report
March 31, 2006 (Unaudited)

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                                BLACKROCK FUNDS

                          BLACKROCK EXCHANGE PORTFOLIO

Shareholder Letter..........................................................1
Portfolio Summary.........................................................2-3
Schedule of Investments.....................................................4
Portfolio Financial Statements

Notes to Financial Statements............................................9-12
Additional Information..................................................14-16

                     PRIVACY PRINCIPLES OF BLACKROCK FUNDS

BlackRock Funds is committed to maintaining the privacy of its shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Funds collects, how we protect that information, and why in certain cases we may share such information with select other parties.

BlackRock Funds does not generally receive any nonpublic personal information relating to its shareholders who purchase shares through their broker-dealers.
However, in certain limited circumstances, BlackRock receives a limited amount of nonpublic personal information from broker-dealers in connection with monitoring for inappropriate trading activity. In the case of shareholders who are record owners of BlackRock Funds, BlackRock Funds receives nonpublic personal information on account applications or other forms.

With respect to these shareholders, BlackRock Funds also has access to specific information regarding their transactions in BlackRock Funds. BlackRock Funds does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders' accounts (for example, to a transfer agent).

BlackRock Funds restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Funds maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.

                         BLACKROCK EXCHANGE PORTFOLIO

March 31, 2006

Dear Shareholder:

     You may be aware that on February 15, 2006, we announced that BlackRock and Merrill Lynch Investment Managers (MLIM) intended to unite to create a new independent asset management company.

     We believe this combination of asset management strength will benefit our investors. BlackRock is one of the largest publicly traded investment management firms in the United States, with approximately $463 billion in assets under management and over 1,800 employees. We manage assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. MLIM is also a leading investment management organization, with over $576 billion in assets under management globally and over 2,700 employees in 17 countries. It offers over 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios.

     At the completion of the transaction, which is expected at the end of the third quarter of this year, the combined firm will be a top-ten investment manager worldwide, with more than $1 trillion in assets under management. The combined company will provide a wider selection of high-quality investment solutions across a range of asset classes and investment styles. BlackRock and
MLIM possess complementary capabilities that together create a well-rounded organization, uniting some of the finest money managers in the industry. At the same time, the firms share similar values and beliefs - focused on delivering excellence to clients, they both make investment performance their most important mission. In short, the combination reinforces our commitment to shareholders.

     As a shareholder in one or more BlackRock-advised mutual funds, you will receive proxy materials in the coming weeks in connection with this transaction. After you receive this information, do not hesitate to contact your financial advisor should you have any questions or concerns.

     As always, we thank you for entrusting us with your investment assets, and we look forward to continuing to serve your investment needs with even greater strength and scale.

Sincerely,

[GRAPHIC OMITTED]

Anne F. Ackerley
Managing Director
BlackRock Advisors, Inc.

Data, including assets under management, are as of March 31, 2006.

                                                                               1

                         BLACKROCK EXCHANGE PORTFOLIO

Total Net Assets (3/31/06): $293.4 million

Performance Benchmark:

     S&P 500(Reg. TM) Index

Investment Approach:

     Seeks to provide long-term growth of capital and consequent long-term growth of income by investing largely in a diversified and supervised portfolio of common stocks, or securities convertible into common stocks, believed by management to have growth potential over the years. In pursuing the Portfolio's investment objective, the portfolio management team seeks to minimize the recognition of capital gains.

Recent Portfolio Management Activity:

     o  The Portfolio underperformed the benchmark for the semi-annual period.

     o  U.S. equity markets exhibited a strong upswing during the first quarter of 2006, building on the modest gains experienced in the fourth quarter of
2005. During the semi-annual period, the large-capitalization S&P 500(Reg. TM)
Index returned 6.4%, while smaller-capitalization stocks, as represented by the
Russell 2000(Reg. TM) Index, surged during January and posted their strongest first quarter performance in fifteen years. Broad-based strength across the
U.S. equity market spectrum during the first quarter was particularly satisfying after what was considered a lackluster year for stocks in 2005.

     o  In this environment, cyclical sectors such as industrials and materials performed particularly well as a result of the rebound in economic activity and rapid increase in a wide range of commodity prices. In comparison, more defensive groups such as the consumer staples and utilities sectors underperformed the broader market.

     o  Within the Portfolio, both security selection and allocation effects detracted from the Portfolio's performance versus its benchmark. In particular, weakness among telecommunication services, financials and consumer staples overshadowed the positive effects of strong stock selection in the health care and energy sectors.

     o  Stock selection in the telecommunication services sector was the largest detractor from relative returns during the period. Our position in
European wireless telecommunication firm Vodafone Group PLC led to the significant underperformance. Shares of Vodafone fell after announcing disappointing earnings results and lower expectations for 2007.

     o  Within the financials sector, benchmark holdings tended to outperform
Portfolio holdings over the period. In particular, an underweight to both the capital markets and commercial banking segments hurt performance. Additionally, poor selections in the consumer finance group detracted from gains.

     o  Other areas of the Portfolio such as health care and energy added value. Our position in diversified oil services firm Schlumberger added value in the energy sector. In the health care segment, the Portfolio benefited from strength in holdings such as Millipore in health care supplies and Novartis AG in pharmaceuticals.

     o  At the end of the semi-annual period, relative to the S&P 500(Reg. TM)
Index, the Portfolio held its largest overweights in the energy, consumer staples and health care sectors and most significant underweights in the consumer discretionary, utilities and materials sectors.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EXCHANGE PORTFOLIO
                                      AND
               THE S&P 500(REG. TM) INDEX FOR THE PAST TEN YEARS.

[GRAPHIC OMITTED]

               Exchange Portfolio      S&P 500(R) Index
               - - - - - - - - - -     - - - - - - - - -
03/31/1996               10,000                10,000
06/30/1996               10,404                10,449
09/30/1996               10,893                10,772
12/31/1996               11,647                11,670
03/31/1997               12,023                11,983
06/30/1997               14,341                14,074
09/30/1997               15,097                15,129
12/31/1997               15,340                15,563
03/31/1998               17,355                17,734
06/30/1998               18,213                18,320
09/30/1998               16,278                16,497
12/31/1998               19,649                20,010
03/31/1999               21,156                21,008
06/30/1999               22,575                22,488
09/30/1999               21,184                21,084
12/31/1999               23,302                24,222
03/31/2000               23,481                24,777
06/30/2000               22,944                24,119
09/30/2000               22,869                23,885
12/31/2000               22,341                22,016
03/31/2001               19,299                19,406
06/30/2001               20,079                20,542
09/30/2001               17,880                17,527
12/31/2001               20,027                19,400
03/31/2002               20,559                19,453
06/30/2002               17,664                16,847
09/30/2002               15,044                13,936
12/31/2002               16,266                15,112
03/31/2003               15,983                14,637
06/30/2003               17,902                16,890
09/30/2003               18,212                17,337
12/31/2003               19,664                19,448
03/31/2004               20,030                19,777
06/30/2004               20,279                20,117
09/30/2004               19,980                19,741
12/31/2004               21,164                21,563
03/31/2005               20,586                21,100
06/30/2005               20,962                21,389
09/30/2005               21,814                22,160
12/31/2005               22,043                22,623
03/31/2006               23,019                23,575

                        FOR PERIOD ENDING MARCH 31, 2006

     Exchange Portfolio - Average Annual Return
    1 Year         3 Year       5 Year       10 Year
-------------   -----------   ----------   ----------
  11.83%            12.94%        3.57%        8.70%

THE INCEPTION DATE OF THE PORTFOLIO WAS 12/17/76.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

2

                         BLACKROCK EXCHANGE PORTFOLIO

FUND PROFILE

Top Ten Holdings (% of long-term investments)
Exxon Mobil Corp.                     6.0%
American Express Co.                  5.5
Target Corp.                          4.8
The Procter & Gamble Co.              4.8
Schlumberger Ltd.                     4.7
First Data Corp.                      4.3
SLM Corp.                             4.1
General Electric Co.                  4.1
Hewlett-Packard Co.                   3.9
Berkshire Hathaway, Inc. - Class B    3.8
                                     ----
     Total                           46.0%
                                     ====

Top Ten Industries (% of long-term investments)
Oil & Gas                            14.4%
Finance                              10.5
Pharmaceuticals                       9.0
Computer & Office Equipment           8.2
Computer Software & Services          8.0
Retail Merchandising                  7.3
Aerospace                             5.5
Soaps & Cosmetics                     4.8
Manufacturing                         4.1
Beverages & Bottling                  4.1
                                     ----
Total                                75.9%
                                     ====

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                 Hypothetical Expenses
                                                          Actual Expenses     (5% return before expenses)
                                                         -----------------   ----------------------------
                                                          BlackRock Class           BlackRock Class
                                                         -----------------   ----------------------------
Beginning Account Value (10/01/05)                          $   1,000.00               $   1,000.00
Ending Account Value (3/31/06)                                  1,055.20                   1,021.97
Expenses Incurred During Period (10/01/05 - 3/31/06)                3.07                       3.03

For the BlackRock share class of the Portfolio, expenses are equal to the annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               3

                                BLACKROCK FUNDS

                            SCHEDULE OF INVESTMENTS
                          BLACKROCK EXCHANGE PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                             NUMBER
                           OF SHARES       VALUE
                          ----------- --------------
COMMON STOCKS - 100.0%
Aerospace - 5.5%
  The Boeing Co.            131,800    $ 10,271,174
  General Dynamics Corp.     93,000       5,950,140
                                       ------------
                                         16,221,314
                                       ------------
Banks - 1.8%
  J.P. Morgan Chase &       124,728       5,193,674
                                       ------------
Co., Inc.
Beverages & Bottling - 4.1%
  Anheuser-Busch Cos.,
   Inc.                     192,315       8,225,313
  The Coca-Cola Co.          87,735       3,673,464
                                       ------------
                                         11,898,777
                                       ------------
Computer & Office Equipment - 8.2%
  Dell, Inc.(b)             170,500       5,074,080
  Hewlett-Packard Co.       349,270      11,490,983
  International Business
   Machines Corp.            92,371       7,617,836
                                       ------------
                                         24,182,899
                                       ------------
Computer Software & Services - 8.0%
  First Data Corp.          266,480      12,476,594
  Microsoft Corp.           399,890      10,881,007
                                       ------------
                                         23,357,601
                                       ------------
Conglomerates - 3.8%
  Berkshire Hathaway,         3,687      11,105,244
                                       ------------
Inc. - Class B(b)
Electronics - 1.7%
  Agilent Technologies,
   Inc.(b)                   29,749       1,117,075
  Intel Corp.               200,000       3,870,000
                                       ------------
                                          4,987,075
                                       ------------
Finance - 10.5%
  American Express Co.      305,626      16,060,646
  Ameriprise Financial,
   Inc.                      61,125       2,754,293
  SLM Corp.                 233,200      12,112,408
                                       ------------
                                         30,927,347
                                       ------------
Food & Agriculture - 0.2%
  General Mills, Inc.         8,497         430,628
                                       ------------
Insurance - 2.4%
  American International    106,800       7,058,412
                                       ------------
Group, Inc.
Machinery & Heavy Equipment - 3.0%
  Caterpillar, Inc.         124,256       8,922,823
                                       ------------
Manufacturing - 4.1%
  General Electric Co.      344,970      11,998,057
                                       ------------
Medical & Medical Services - 4.0%
  Medco Health Solutions,
   Inc.(b)                   11,124         636,515
  Millipore Corp.(b)        150,000      10,959,000
                                       ------------
                                         11,595,515
                                       ------------
Medical Instruments & Supplies - 3.5%
  Johnson & Johnson         124,195       7,354,828
  Medtronic, Inc.            60,000       3,045,000
                                       ------------
                                         10,399,828
                                       ------------
Oil & Gas - 14.4%
  BP PLC - ADR              131,321       9,053,270
  Exxon Mobil Corp.         288,728      17,571,986
  Schlumberger Ltd.         109,238      13,826,254
  Transocean, Inc.(b)        21,148       1,698,184
                                       ------------
                                         42,149,694
                                       ------------

                             NUMBER
                           OF SHARES       VALUE
                          ----------- --------------
COMMON STOCKS (Continued)
Pharmaceuticals - 9.0%
  AstraZeneca PLC - ADR      76,000    $  3,817,480
  Merck & Co., Inc.          83,999       2,959,285
  Novartis AG - ADR         185,384      10,277,689
  Pfizer, Inc.               89,719       2,235,797
  Wyeth                     145,544       7,061,795
                                       ------------
                                         26,352,046
                                       ------------
Retail Merchandising - 7.3%
  Target Corp.              273,222      14,210,276
  Wal-Mart Stores, Inc.
                            154,700       7,308,028
                                       ------------
                                         21,518,304
                                       ------------
Soaps & Cosmetics - 4.8%
  The Procter & Gamble      246,400      14,197,568
                                       ------------
Co.
Telecommunications - 1.8%
  Vodafone Group PLC - SP ADR
                            253,147       5,290,772
                                       ------------
Tobacco - 1.9%
  Altria Group, Inc.         77,000       5,456,220
                                       ------------
TOTAL COMMON STOCKS
  (Cost $85,811,644)
                                        293,243,798
                                       ------------

TOTAL INVESTMENTS IN SECURITIES -  100.0%
  (Cost $85,811,644(a))                 293,243,798
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.0%                        120,886
                                       ------------
NET ASSETS - 100.0%                    $293,364,684
                                       ============

-------------------

 (a) Cost for federal income tax purposes is $80,035,000. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation    $216,107,164
      Gross unrealized depreciation      (2,898,366)
                                       ------------
                                       $213,208,798
                                       ============

 (b) Non-income producing security.

          KEY TO INVESTMENT ABBREVIATIONS

  ADR     American Depositary Receipts
  PLC     Public Limited Co.
  SP      Sponsored

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
4

                                BLACKROCK FUNDS

                      STATEMENT OF ASSETS AND LIABILITIES
                          BLACKROCK EXCHANGE PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

ASSETS
 Investments at value/1/ ....................................................    $ 293,243,798
 Dividends receivable .......................................................          467,259
 Interest receivable ........................................................            2,775
 Receivable from adviser ....................................................            1,861
 Prepaid expenses ...........................................................            3,033
                                                                                 -------------
    TOTAL ASSETS ............................................................      293,718,726
                                                                                 -------------
LIABILITIES
 Payable to custodian .......................................................          109,810
 Capital shares redeemed payable ............................................              874
 Foreign taxes payable ......................................................           24,472
 Advisory fees payable ......................................................          117,315
 Administration fees payable ................................................           18,834
 Custodian fees payable .....................................................            4,676
 Transfer agent fees payable ................................................            3,541
 Other accrued expenses payable .............................................           74,520
                                                                                 -------------
    TOTAL LIABILITIES .......................................................          354,042
                                                                                 -------------
NET ASSETS ..................................................................    $ 293,364,684
                                                                                 =============

/1/Cost of Investments ......................................................    $  85,811,644
                                                                                 =============
AT MARCH 31, 2006, NET ASSETS CONSISTED OF:
 Capital Paid in ............................................................    $  93,628,389
 End of period undistributed net investment income ..........................          225,099
 Accumulated net realized gain (loss) on investment transactions and futures        (7,920,958)
 Net unrealized appreciation on investment transactions .....................      207,432,154
                                                                                 -------------
                                                                                 $ 293,364,684
                                                                                 =============

BlackRock Shares:
 Net Assets .................................................................    $ 293,364,684
 Shares outstanding (unlimited authorization) ...............................          524,639
 Net Asset Value, offering and redemption price per share ...................    $      559.17

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               5

                                BLACKROCK FUNDS

                            STATEMENT OF OPERATIONS
                          BLACKROCK EXCHANGE PORTFOLIO

FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

Investment income:
 Interest ....................................................     $    27,606
 Dividends ...................................................       2,430,769
 Foreign taxes witheld .......................................         (24,867)
                                                                   -----------
    Total investment income ..................................       2,433,508
                                                                   -----------
Expenses:
 Investment advisory fee .....................................         723,377
 Administration fee ..........................................         164,109
 Printing fee ................................................          38,038
 Legal and audit fee .........................................          29,460
 Transfer agent fee ..........................................          16,188
 Custodian fee ...............................................          14,757
 Trustees' fees ..............................................           5,323
 Other .......................................................           6,738
                                                                   -----------
   Total expenses ............................................         997,990
                                                                   -----------
    Less investment advisory fees waived .....................         (78,210)
    Less administration fees waived ..........................         (45,886)
    Less transfer agent fee waived ...........................          (1,244)
    Less transfer agent fee reimbursed .......................          (3,541)
    Less custodian fees waived ...............................          (1,056)
                                                                   -----------
   Net expenses ..............................................         868,053
                                                                   -----------
Net investment income ........................................       1,565,455
                                                                   -----------
Realized and unrealized gain on investments:
 Net realized gain from:
   Investment transactions ...................................          35,405
   Redemption-in-kind transactions (Note C) ..................       6,794,578
                                                                   -----------
                                                                     6,829,983
                                                                   -----------
 Change in unrealized appreciation from:
   Investments ...............................................       7,112,277
                                                                   -----------
Net gain on investments transactions .........................      13,942,260
                                                                   -----------
Net increase in net assets resulting from operations .........     $15,507,715
                                                                   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
6

                                BLACKROCK FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                          BLACKROCK EXCHANGE PORTFOLIO

                                                                            FOR THE
                                                                           SIX MONTHS         FOR THE
                                                                             ENDED          NINE MONTHS         FOR THE
                                                                            3/31/06            ENDED          YEAR ENDED
                                                                          (UNAUDITED)         9/30/05          12/31/04
                                                                       ----------------- ----------------- ----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................   $   1,565,455     $   2,301,991    $   4,448,556
  Net increase from payment by affiliate (Note D) ....................               -                 -           98,840
  Net realized gain (loss) on investment transactions ................          35,405        (2,560,750)       4,097,700
  Net realized gain on redemption-in-kind transactions ...............       6,794,578         8,537,884       22,587,741
  Change in unrealized appreciation (depreciation) on investments.....       7,112,277           248,812       (9,213,483)
                                                                         -------------     -------------    -------------
  Net increase in net assets resulting from operations ...............      15,507,715         8,527,937       22,019,354
                                                                         -------------     -------------    -------------
Distributions to shareholders from:
  Net investment income ..............................................      (2,031,614)       (1,671,755)      (4,387,534)
                                                                         -------------     -------------    -------------
Capital share transactions:
  Shares issued in reinvestment of dividends .........................         318,583           335,703          911,070
  Shares redeemed ....................................................     (12,946,093)      (14,027,713)     (28,889,729)
                                                                         -------------     -------------    -------------
  Net decrease in net assets resulting from capital share
   transactions ......................................................     (12,627,510)      (13,692,010)     (27,978,659)
                                                                         -------------     -------------    -------------
  Total increase(decrease) in net assets .............................         848,591        (6,835,828)     (10,346,839)
Net assets:
  Beginning of period ................................................     292,516,093       299,351,921      309,698,760
                                                                         -------------     -------------    -------------
  End of period ......................................................   $ 293,364,684     $ 292,516,093    $ 299,351,921
                                                                         =============     =============    =============
End of period undistributed net investment income ....................   $     225,099     $     691,258    $      61,022

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               7

                                BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          FOR THE
                                                                        SIX MONTHS       FOR THE
                                                                           ENDED       NINE MONTHS     FOR THE
                                                                          3/31/06         ENDED       YEAR ENDED
                                                                        (UNAUDITED)      9/30/05     12/31/04/1/
                                                                      -------------- -------------- -------------
Per share operating performance:
Net asset value, beginning of period ................................   $  533.63      $  520.73      $  490.99
                                                                        ---------      ---------      ---------
 Net investment income ..............................................        2.94/3/        4.10/3/        7.61
 Net realized and unrealized gain (loss) on investments .............       26.44          11.80          29.63
 Distributions from net investment income ...........................       (3.84)         (3.00)         (7.50)
                                                                        ---------      ---------      ---------
 Net asset value, end of period .....................................   $  559.17      $  533.63      $  520.73
                                                                        =========      =========      =========
Total Return ........................................................        5.52%/5/       3.10%/5/       7.63%
Ratios/Supplemental data
Net assets, end of period (in thousands) ............................   $ 293,365      $ 292,516      $ 299,352
Ratio of expenses to average net assets .............................        0.60%/6/       0.60%/6/       0.61%
Ratio of expenses to average net assets (excluding waivers) .........        0.69%/6/       0.71%/6/       0.61%
Ratio of net investment income to average net assets ................        1.08%/6/       1.06%/6/       1.47%
Ratio of net investment income to average net assets (excluding
 waivers) ...........................................................        0.99%/6/       0.95%/6/       1.47%
Portfolio turnover ..................................................           -              -              4%

                                                                         FOR THE        FOR THE        FOR THE         FOR THE
                                                                        YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                                       12/31/03/2/   12/31/02/2/     12/31/01/2/     12/31/00/2/
                                                                      ------------- -------------- -------------- ----------------
Per share operating performance:
Net asset value, beginning of period ................................   $  411.01      $  511.71      $  575.76      $   616.80
                                                                        ---------      ---------      ---------      ----------
 Net investment income ..............................................        5.40           4.74           4.22            4.75
 Net realized and unrealized gain (loss) on investments .............       80.08        (100.64)        (64.02)         (41.19)/4/
 Distributions from net investment income ...........................       (5.50)         (4.80)         (4.25)          (4.60)
                                                                        ---------      ---------      ---------      ----------
 Net asset value, end of period .....................................   $  490.99      $  411.01      $  511.71      $   575.76
                                                                        =========      =========      =========      ==========
Total Return ........................................................       20.89%        (18.78)%       (10.35)%         (4.13)%
Ratios/Supplemental data
Net assets, end of period (in thousands) ............................   $ 309,699      $ 268,503      $ 367,640       $ 437,804
Ratio of expenses to average net assets .............................        0.59%          0.60%          0.57%           0.55%
Ratio of expenses to average net assets (excluding waivers) .........        0.59%          0.60%          0.57%           0.55%
Ratio of net investment income to average net assets ................        1.20%          1.00%          0.81%           0.78%
Ratio of net investment income to average net assets (excluding
 waivers) ...........................................................        1.20%          1.00%          0.81%           0.78%
Portfolio turnover ..................................................           5%             3%             1%             11%

---------
/1/ During the year ended December 31, 2004, the Adviser reimbursed the
    Portfolio as part of an internal review regarding the use of fund brokerage commissions. These payments increased net realized and unrealized gain on investments per share by $0.17, and increased total return by 0.04%.
/2/ Audited by other auditors.
/3/ Calculated using the average shares outstanding method.
/4/ After provision for federal tax on retained capital gains of $11.01.
/5/ Not annualized.
/6/ Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
8

                                BLACKROCK FUNDS

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(A) Organization

     BlackRock FundsSM (the "Fund") was organized on December 22, 1988 as a
Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 51 portfolios, one of which, the BlackRock Exchange Portfolio
(the "Portfolio"), is included in these financial statements. The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.

     Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund considers the risk of loss from such claims to be remote.

(B) Fund Reorganization

     On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. ("BlackRock"), acquired SSRM Holdings, Inc., the parent of State Street
Research & Management Co. ("SSRM"), the investment adviser to the former State
Street Research mutual funds. In connection with the transaction, the BlackRock
Exchange Portfolio reorganized with the State Street Research Exchange Fund.

     On January 31, 2005, the BlackRock Exchange Portfolio acquired all of the assets and certain stated liabilities of the State Street Research Exchange
Fund. The reorganization was pursuant to an Agreement and Plan of
Reorganization, which was approved by the State Street Research Exchange Fund shareholders on January 25, 2005. In connection with the reorganization, the
BlackRock Exchange Portfolio inherited the accounting and performance history of the State Street Research Exchange Fund. Under the Agreement and Plan of
Reorganization, 572,959 shares of the State Street Research Exchange Fund were exchanged for 572,959 BlackRock Class shares of the BlackRock Exchange
Portfolio. The BlackRock Exchange Portfolio commenced operations on this date as a result of this tax free reorganization.

     Included in the net assets from the State Street Research Exchange Fund was paid-in-capital of $84,329,708, undistributed net investment income of
$265,841, accumulated realized gain of $14,157,803 and net unrealized appreciation of $189,448,466. Total net assets as of January 28, 2005 were
$288,201,818.

     Accordingly, the information presented in the financial statements and related notes reflects operations of the predecessor State Street Research fund prior to January 31, 2005 and represents operations of the reorganized
BlackRock Portfolio following the consummation of the reorganization.

(C) Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

     Investment Valuation - Valuation of investments held by the Portfolio is as follows: investments traded on a national securities exchange or on the
NASDAQ National Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable; investments traded on a national securities exchange for which there were no sales on that day and investments traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices. The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser under the supervision of the Board of Trustees (the "Board")
determines such method does not represent fair value. Any assets which are denominated in a non-U.S. currency are translated into U.S. dollars at the prevailing market rates. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of or in accordance with a method approved by the Board as reflecting fair value ("Fair Value Assets"). The investment adviser will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

     When determining the price for a Fair Value Asset, the investment adviser shall seek to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction.
Fair value determinations shall be based upon all available factors that the adviser deems relevant.

                                                                               9

                                BLACKROCK FUNDS

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     Dividends to Shareholders - Dividends from net investment income, which are recorded on the ex-dividend date, are declared and paid quarterly for the
Portfolio. Net realized short-term capital gains, if any, are distributed annually.  The Portfolio's current practice is to retain long-term capital gains and to pay federal taxes thereon at corporate capital gain tax rates on behalf of the shareholders.

     Investment Transactions and Investment Income - Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss thereon is determined by use of the specific identification method, generally high cost, for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis.
Discounts and premiums on debt securities are accreted or amortized, respectively, for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Dividends are recorded on the ex-dividend date.

     Repurchase Agreements - Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price.
The agreements are conditioned upon the collateral being deposited under the
Federal Reserve book-entry system or held in a separate account by the
Portfolio's custodian or an authorized securities depository.

     Redemptions-In-Kind - The Portfolio transferred securities and cash due to redemptions-in-kind. For purposes of generally accepted accounting principles, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.
Gains and losses resulting from such redemptions in-kind are disclosed separately in the Statement of Operations.

     Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires the use of management estimates. Actual results could differ from these estimates and such differences could be material.

     Other - Expenses that are directly related to the Portfolio are charged directly to the Portfolio.  Other operating expenses incurred by the Fund are prorated to the Portfolio on the basis of relative net assets.

(D) Agreements and Other Transactions with Affiliates and Related Parties

     Pursuant to an Investment Advisory Agreement, BlackRock serves as investment adviser. BlackRock is an indirect majority-owned subsidiary of The
PNC Financial Services Group, Inc.  For its advisory services, BlackRock is entitled to receive fees computed daily and payable monthly at the annual rate of 0.50% of average daily net assets.

     Prior to January 31, 2005, the State Street Research Exchange Fund entered into an agreement with SSRM to provide management advisory, statistical and research facilities and services. Fees were earned monthly at the annual rate of 0.50% of the Portfolio's average net assets.

     PFPC Trust Company, an indirect subsidiary of The PNC Financial Services
Group, Inc., serves as custodian for the Portfolio.  PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as transfer and dividend disbursing agent. The custodian and transfer agent have agreed to voluntarily waive a portion of their fees during the period. Prior to January 31, 2005, State Street Bank and Trust Co. served as the Portfolio's custodian and record keeper. Prior to January 31, 2005, Boston
Financial Data Services, Inc. served as the State Street Research Funds'
transfer agent. Prior to January 31, 2005, State Street Research Service
Center, a division of State Street Research Investment Services, Inc., the
State Street Research Funds' principal underwriter, provided certain shareholder services to the State Street Research Funds, such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the funds. For the month ended January 31, 2005, the
State Street Research Exchange Fund paid $382 for these services. Subsequent to
January 31, 2005, BlackRock operated an investor service center on behalf of the Fund.

     Prior to February 1, 2006, the Portfolio bore a transfer agent fee at an annual rate not to exceed 0.005% of the average daily net assets plus per account fees and disbursements.

     Effective February 1, 2006, transfer agency fees are comprised of those fees charged by the Transfer Agent for issuing and redeeming shares of each class of each Portfolio, all shareholder communications including shareholder reports, dividend and distribution notices, proxy materials for its meetings to shareholders and maintenance of shareholder accounts.

10

                                BLACKROCK FUNDS

     The Portfolio's advisory fees were paid to BlackRock beginning January 31,
2005. Prior to that date the fees were paid to SSRM. See (Note B) above for more information on the fund reorganization.

     PFPC and BlackRock act as co-administrators for the Portfolio. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio. Prior to February 1, 2006 the fee was paid at the following annual rates: 0.085% of the first $500 million, 0.075% of the next
$500 million and 0.065% of assets in excess of $1 billion. In addition, the
Portfolio was charged an administration fee of 0.035% of the first $500 million, 0.025% of the next $500 million and 0.015% of assets in excess of $1 billion. Effective February 1, 2006, the administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next
$500 million and 0.055% of assets in excess of $1 billion. In addition, the
Portfolio is charged an administration fee based on the following percentage of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of assets in excess of $1 billion.

     Prior to January 31, 2005, the Portfolio paid SSRM for certain administrative costs incurred in providing other assistance and services to the
Portfolio.  The fee was based on actual costs allocated equally among the State
Street Research funds.

     In the interest of limiting the expenses of the Portfolio, BlackRock and the Portfolio have entered into an annual expense limitation agreements. The agreement sets a limit on certain operating expenses of the Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to the aggregate expenses incurred (excluding: interest, taxes, brokerage commissions and other extraordinary expenses). At March 31, 2006, the receivable from
BlackRock was $1,861.

     BlackRock has contractually agreed to waive or reimburse fees or expenses until February 1, 2007, in order to limit expenses to 0.60% of average daily net assets.  This agreement is reviewed annually by the Fund's Board.

     PFPC and BlackRock may, at their discretion, waive all or any portion of their administration fees for the Portfolio.

     As of the six months ended March 31, 2006, affiliated payables were as follows:

  PFPC/(1)/ ........................  $124,978
  BlackRock/(2)/ ...................   126,848

(1) - payables to PFPC are for Accounting, Administration, Custody and Transfer
   Agent services provided.
(2) - payables to BlackRock are for Advisory and Administration services provided.

     During the year ended December 31, 2004, SSRM conducted an internal review regarding the use of fund brokerage commissions in consideration of the distribution of shares. In connection with this review, SSRM determined to reimburse the fund the entire amount of any such identified brokerage commissions, and reviewed this matter with the Board of Trustees of the State
Street Research Fund. This amount is shown in the total amount of $98,840 as
"Net increase from payment by affiliate" on the Statements of Changes in Net
Assets.

(E) Purchases and Sales of Securities

     For the six months ended March 31, 2006, purchases and sales of securities, other than short-term investments and U.S. government securities were $0 and $10,972,179, including $10,820,791 representing
redemptions-in-kind, respectively.  There were no purchases or sales of U.S.
government securities for the six months ended March 31, 2006.

                                                                              11

                                BLACKROCK FUNDS

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

(F) Capital Shares

     Transactions in capital shares for each period were as follows:

                                                                FOR THE         FOR THE
                                                               SIX MONTHS     NINE MONTHS       FOR THE
                                                                 ENDED           ENDED         YEAR ENDED
                                                                3/31/06         9/30/05         12/31/04
                                                            --------------- --------------- ---------------
      Shares issued in reinvestment of dividends .........           582             653           1,790
      Shares redeemed ....................................       (24,110)/1/     (27,354)/2/     (57,683)/3/
                                                                 -------         -------         -------
      Net decrease .......................................       (23,528)        (26,701)        (55,893)
                                                                 =======         =======         =======

/1/ Including (21,516) representing redemptions-in-kind.
/2/ Including (20,440) representing redemptions-in-kind.
/3/ Including (55,646) representing redemptions-in-kind.

     On March 31, 2006, two shareholders held approximately 14% of the outstanding shares of the Portfolio.

(G) Federal Tax Information

     No provision for federal income taxes is necessary with respect to net investment income because it is the Portfolio's intention to qualify under
Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite income distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. The Portfolio currently retains and designates as undistributable gains all of its taxable net long-term capital gains and pays federal income taxes thereon on behalf of the shareholders. The Portfolio has a tax year end of December 31.

     Dividends from net investment income are determined in accordance with
U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.
These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. The following permanent differences as of December
31, 2005, attributable to redemptions-in-kind distributions, which for tax purposes, are not available to offset future income, were reclassified to the following accounts:

     INCREASE        INCREASE (DECREASE)
   (DECREASE)IN        ACCUMULATED NET
 PAID IN-CAPITAL     REALIZED GAIN (LOSS)
-----------------   ---------------------
 $   12,844,992        $  (12,844,992)

     The tax character of distributions paid during the years ended December
31, 2005 and 2004 were as follows:

                        ORDINARY
                         INCOME
                     --------------
  12/31/05 .........  $ 3,047,801
  12/31/04 .........    4,387,534

      As of December 31, 2005, the Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

                      EXPIRING DECEMBER 31
-----------------------------------------------------------------
     2009             2010             2013             TOTAL
--------------   --------------   --------------   --------------
 $   770,500      $ 7,112,583      $ 1,281,140      $ 9,164,223

12

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                BLACKROCK FUNDS

                       ADDITIONAL INFORMATION (UNAUDITED)

(A)  Board of Trustees' Consideration of the Advisory Agreement. The Board of
     Trustees (the "Board") of BlackRock Funds (the "Fund"), including a majority of the non-interested Trustees of the Fund (the "Independent
     Trustees"), unanimously approved the renewal of the investment advisory agreement (the "Advisory Agreement") with respect to the Exchange Portfolio of the Fund (the "Portfolio"), at an in-person meeting of the Board held on
     February 28, 2006. In connection with its consideration of the Advisory
     Agreement, the Board met with personnel from the investment adviser,
     BlackRock Advisors, Inc. ("BlackRock"), at an in-person meeting of the
     Board held on February 7, 2006. The Board reviewed materials that it received in advance of that meeting, including (i) fee information and expense ratios for the BlackRock share class of the Portfolio in comparison to fee information and expense ratios for peer funds of such Portfolio;
     (ii) information about the investment performance of the Portfolio in comparison to the investment performance for peer funds of such Portfolio;
     (iii) BlackRock's economic outlook for the Portfolio and its general investment outlook for the markets; (iv) information on the profitability of BlackRock and its affiliates with respect to the Portfolio, including details regarding the methodology used to calculate such profitability; (v)
     information regarding fees paid to service providers that are BlackRock affiliates; and (vi) information regarding compliance records and regulatory matters relating to BlackRock and the Fund. In approving the
     Advisory Agreement, the Board, including all of the Independent Trustees, considered each of the matters discussed below in executive sessions held at the February 7 and February 28 meetings, during which counsel to the
     Independent Trustees was present.

     Nature, Extent and Quality of Services. The Board received and considered various information and data regarding the nature, extent and quality of services provided by BlackRock to the Portfolio under the Advisory
     Agreement during the past year. The Board reviewed BlackRock's investment philosophy and process used to manage the Portfolio, as well as a description of its capabilities, personnel and services. The Board considered the scope of services provided by BlackRock to the Portfolio under the Advisory Agreement relative to services typically provided by third parties to comparable mutual funds, and considered BlackRock's in-house research capabilities as well as other resources available to its personnel. The Board noted that the standard of care applicable under the
     Advisory Agreement was comparable to that generally found in investment advisory agreements of their nature. The Board considered the legal and compliance programs of each of the Fund and BlackRock, as well as the integrity of the systems in place to ensure implementation of such programs and the records of each of the Fund and BlackRock with regard to these matters. The Board also considered information relating to the qualifications, backgrounds and responsibilities of BlackRock's investment professionals and other personnel who provide services to the Portfolio under the Advisory Agreement, and took into account the time and attention devoted by BlackRock senior management to the Portfolio. The Board also considered BlackRock's general business reputation and overall financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Advisory Agreement.

     Following consideration of this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the services provided by BlackRock to the Portfolio under the Advisory
     Agreement were consistent with the Portfolio's operational requirements and reasonable in terms of approving the renewal of such Advisory Agreement.

     Advisory Fees. The Board received and considered statistical information regarding the fees and expense ratios of the BlackRock share class of the
     Portfolio. The Board compared the advisory fees, both before (contractual)
     and after (actual) any fee waivers and expense reimbursements, and total expenses of the Portfolio, against the fees and total expenses of the
     Portfolio's peers selected by Lipper, Inc. ("Lipper"),

14

                                BLACKROCK FUNDS

     an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to determine the peers for the Portfolio.

     In considering the fee and expense data provided by Lipper, the Board noted
     that:

          o    the Portfolio had contractual advisory fees and expenses that were equal to or lower than the median for its peers; and

          o    the Portfolio had actual advisory fees and expenses that were equal to or lower than the median for its peers.

     In addition to Lipper data, the Board also took into account the complexity of the investment management of the Portfolio relative to its peers. The
     Board was also provided with comparative information about services rendered and fee rates offered to other similar clients advised by
     BlackRock, including separate accounts.

     Following consideration of this information, the Board, including all of the Independent Trustees, concluded that the contractual fees to be paid to
     BlackRock pursuant to the Advisory Agreement are fair and reasonable in light of the services being provided.

     Fund Performance. The Board received and considered information about the
     Portfolio's one-, three- and five-year investment performance for the period ended November 30, 2005, in comparison to the performance peers selected by Lipper. The Board was provided with a description of the methodology used by Lipper to select the peers. In addition, the Board reviewed BlackRock's market outlook and discussed other factors relevant to the performance of the Portfolio.

     In considering the performance data provided by Lipper, the Board noted
     that the Portfolio had investment performance during at least two of the one-year, three-year and five-year periods that was below the median for its peers. The Board discussed the performance issues of the Portfolio with
     BlackRock, and was satisfied that appropriate measures were being taken to address them.

     Profitability. The Board considered the level of BlackRock's and its affiliates' profits in respect of their relationship with the Portfolio.
     This consideration included a broad review of BlackRock's methodology in allocating its costs to the management of the Portfolio. The Board considered the profits realized by BlackRock and its affiliates in connection with the operation of the Portfolio and whether the amount of profit is a fair profit relative to their relationship with the Portfolio.
     The Board also considered BlackRock's profit margins in comparison with available industry data. The Board, including all of the Independent
     Trustees, concluded that BlackRock's profitability with respect to the
     Portfolio is reasonable relative to the services provided.

     Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Portfolio, whether the
     Portfolio has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board also considered the fee waivers and expense reimbursement arrangements by BlackRock for the Portfolio. The Board, including all of the Independent Trustees, determined that the advisory fee structure was reasonable and that no changes were currently necessary to realize any economies of scale.

     Other Benefits to BlackRock. The Board also took into account other ancillary benefits that BlackRock may derive from its relationship with the
     Portfolio, such as BlackRock's ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock's profile in the broker-dealer community, and the engagement of BlackRock's affiliates as service providers to the Portfolio, including

                                                                              15

                                BLACKROCK FUNDS

                 ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED)

     for administrative, transfer agency, distribution and custodial services.
     The Board also noted that BlackRock may use third party research obtained by soft dollars generated by transactions in the Portfolio to assist itself in managing all or a number of its other client accounts. The Board, including all of the Independent Trustees, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Portfolio were consistent with those generally available to other mutual fund sponsors.

     No single factor was considered in isolation or to be determinative in the
     Board's decision to approve the renewal of the Advisory Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of the Portfolio to approve the continuation of the Advisory Agreement, including the fees to be charged for services thereunder.

(B)  The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent registered public accounting firm to audit the Fund's financial statements for fiscal year 2006. On November 29, 2005, a majority of the
     Fund's Board of Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the Fund's fiscal 2006 audit, subject to the right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(C)  As previously disclosed, BlackRock has received subpoenas from various federal and state governmental and regulatory authorities and various information requests from the Securities and Exchange Commission in connection with ongoing industry-wide investigations of mutual fund matters.

(D)  BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") announced on February 15, 2006 that they had reached an agreement to combine Merrill
     Lynch's investment management business, Merrill Lynch Investment Managers, with BlackRock, Inc. to create a new independent company. Merrill Lynch will have a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), which currently holds a majority interest in BlackRock, Inc., will have approximately a 34% economic and voting interest. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock's board in order to assure its independence. Completion of the transaction is subject to various regulatory approvals, client consents, approval by BlackRock, Inc.
     shareholders and customary conditions.

(E)  The amounts estimated to be paid by the Fund to the Chief Compliance
     Officer (CCO) and certain of his staff for the six months ended March 31,
     2006, are $255,572.

16

                                BLACKROCK FUNDS

Investment Adviser
     BlackRock Advisors, Inc.
     Wilmington, Delaware 19809

Custodian
     PFPC Trust Company
     Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent
     PFPC Inc.
     Wilmington, Delaware 19809

Co-Administrator
     BlackRock Advisors, Inc.
     Wilmington, Delaware 19809

Distributor
     BlackRock Distributors, Inc.
     King of Prussia, Pennsylvania 19406

Counsel
     Simpson Thacher & Bartlett LLP
     New York, New York 10017

Independent Registered Public Accounting Firm
     Deloitte & Touche LLP
     Philadelphia, Pennsylvania 19103

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at
http://www.sec.gov.

Information on how proxies relating to the Fund's voting securities were voted
(if any) by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's
Form N-Q is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington,
D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                               [GRAPHIC OMITTED]

Exchange-Semi  3/06

ALTERNATIVES  BLACKROCK SOLUTIONS  EQUITIES  FIXED
 INCOME  LIQUIDITYREAL ESTATE BlackRock Funds

Money Market Portfolios

Semi-Annual Report

March 31, 2006 (Unaudited)

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                                BLACKROCK FUNDS
                            MONEY MARKET PORTFOLIOS
*Money Market
*U.S. Treasury Money Market
*Municipal Money Market
*New Jersey Municipal Money Market
                                        *North Carolina Municipal Money Market
                                        *Ohio Municipal Money Market
                                        *Pennsylvania Municipal Money Market
                                        *Virginia Municipal Money Market

Shareholder Letter..........................................................1
Fund Profiles/Expense Examples

  Schedules of Investments..............................................10-40
  Key to Investment Abbreviations..........................................41
Portfolio Financial Statements
  Statements of Assets and Liabilities..................................42-43
  Statements of Operations..............................................44-45
  Statements of Changes in Net Assets...................................46-47
  Financial Highlights..................................................48-55
  Notes to Financial Statements.........................................57-68
  Additional Information................................................69-72

                     PRIVACY PRINCIPLES OF BLACKROCK FUNDS
BlackRock Funds is committed to maintaining the privacy of its shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Funds collects, how we protect that information, and why in certain cases we may share such information with select other parties.
BlackRock Funds does not generally receive any nonpublic personal information relating to its shareholders who purchase shares through their broker-dealers.
However, in certain limited circumstances, BlackRock receives a limited amount of nonpublic personal information from broker-dealers in connection with monitoring for inappropriate trading activity. In the case of shareholders who are record owners of BlackRock Funds, BlackRock Funds receives nonpublic personal information on account applications or other forms.
With respect to these shareholders, BlackRock Funds also has access to specific information regarding their transactions in BlackRock Funds. BlackRock Funds does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders' accounts (for example, to a transfer agent).

BlackRock Funds restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Funds maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.

                                BLACKROCK FUNDS

March 31, 2006

Dear Shareholder:

     You may be aware that on February 15, 2006, we announced that BlackRock and Merrill Lynch Investment Managers (MLIM) intended to unite to create a new independent asset management company.

     We believe this combination of asset management strength will benefit our investors. BlackRock is one of the largest publicly traded investment management firms in the United States, with approximately $463 billion in assets under management and over 1,800 employees. We manage assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. MLIM is also a leading investment management organization, with over $576 billion in assets under management globally and over 2,700 employees in 17 countries. It offers over 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios.

     At the completion of the transaction, which is expected at the end of the third quarter of this year, the combined firm will be a top-ten investment manager worldwide, with more than $1 trillion in assets under management. The combined company will provide a wider selection of high-quality investment solutions across a range of asset classes and investment styles. BlackRock and
MLIM possess complementary capabilities that together create a well-rounded organization, uniting some of the finest money managers in the industry. At the same time, the firms share similar values and beliefs - focused on delivering excellence to clients, they both make investment performance their most important mission. In short, the combination reinforces our commitment to shareholders.

     As a shareholder in one or more BlackRock-advised mutual funds, you will receive proxy materials in the coming weeks in connection with this transaction. After you receive this information, do not hesitate to contact your financial advisor should you have any questions or concerns.

     As always, we thank you for entrusting us with your investment assets, and we look forward to continuing to serve your investment needs with even greater strength and scale.

Sincerely,

[GRAPHIC OMITTED]

 Anne F. Ackerley
Managing Director
BlackRock Advisors, Inc.

Data, including assets under management, are as of March 31, 2006.

                                                                               1

                            MONEY MARKET PORTFOLIO

FUND PROFILE

   Portfolio Diversification (% of
              portfolio)
Commercial Paper            51.1%
Variable Rate Obligations    26.1
Certificates of Deposit      18.4
Master Notes                  4.4
                            -----
     Total                  100.0%
                            =====

            Maturity Information
---------------------------------------------
    Maturity           Par         Percentage
---------------   ------------     ----------
     1-7 Days      234,730,000           15.8%
    8-14 Days       50,000,000            3.4
   15-30 Days      274,994,000           18.6
   31-60 Days      558,375,000           37.7
   61-90 Days      205,145,000           13.9
 121-150 Days       50,000,000            3.4
over 150 Days      106,470,000            7.2
                                        -----
                                        100.0%
                                        =====
       Average Weighted Maturity - 52 days

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other
Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                                                            Hilliard
                         Institutional      Service          Lyons          Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,019.80        1,018.30        1,018.10        1,018.00        1,015.60        1,015.60
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.11            3.62            3.72            3.92            6.23            6.23

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                                                            Hilliard
                         Institutional      Service          Lyons          Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,022.88        1,021.36        1,021.26        1,021.06        1,018.74        1,018.74
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.12            3.64            3.74            3.94            6.26            6.26

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.42%, 0.72%, 0.74%, 0.78%, 1.24%, and 1.24% for the Institutional,
Service, Hilliard Lyons, Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

2

                     U.S. TREASURY MONEY MARKET PORTFOLIO

FUND PROFILE

  Portfolio Diversification (% of
            portfolio)
Repurchase Agreements   100.0%
                        -----
  Total                 100.0%
                        =====

           Maturity Information
-------------------------------------------
   Maturity          Par         Percentage
-------------   -------------   -----------
   1-7 Days       480,658,000          93.8%
 61-90 Days        30,000,000           6.2%
                                      -----
                                      100.0%
                                      =====
       Average Weighted Maturity - 7 days

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other
Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                            Actual Expenses
                        --------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- ------------------
Beginning Account
 Value (10/01/05)                $   1,000.00    $   1,000.00       $   1,000.00
Ending Account Value
 (3/31/06)                           1,019.00        1,017.50           1,017.30
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                               2.06            3.52               3.77

                                         Hypothetical Expenses
                                      (5% return before expenses)
                        -------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- -----------------
Beginning Account
 Value (10/01/05)                $   1,000.00    $   1,000.00       $   1,000.00
Ending Account Value
 (3/31/06)                           1,022.93        1,021.47           1,021.21
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                               2.07            3.53               3.79

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.41%, 0.70%, and 0.75% for the Institutional, Service and Investor A
share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               3

                       MUNICIPAL MONEY MARKET PORTFOLIO

FUND PROFILE

Largest State Concentration
     (% of portfolio)
North Carolina   17.0%
Pennsylvania      9.6
Maryland          6.3
Texas             5.4
Colorado          5.2
Virginia          4.8
Illinois          4.1
Florida           3.8
Nevada            3.2
New Jersey        3.1
                 ----
  Total          62.5%
                 ====

            Maturity Information
---------------------------------------------
    Maturity           Par         Percentage
---------------   -------------   -----------
     1-7 Days       249,605,000          81.3%
    8-14 Days         1,000,000           0.3
   15-30 Days         2,892,000           1.0
   31-60 Days         4,000,000           1.3
   61-90 Days         2,800,000           0.9
  91-120 Days        16,685,000           5.4
 121-150 Days        17,195,000           5.6
over 150 Days        13,000,000           4.2
                                        -----
                                        100.0%
                                        =====
       Average Weighted Maturity - 28 days

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other
Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                      Actual Expenses
                        ----------------------------------------------------------------------------
                                                                                         Investor
                         Institutional Class   Service Class   Hilliard Lyons Class      A Class
                        --------------------- --------------- ---------------------- ---------------
Beginning Account
 Value (10/01/05)                $   1,000.00    $   1,000.00           $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                           1,013.10        1,011.60               1,012.80        1,011.50
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                               2.11            3.56                   2.46            3.75

                                                   Hypothetical Expenses
                                                (5% return before expenses)
                        ----------------------------------------------------------------------------
                                                                                         Investor
                         Institutional Class   Service Class   Hilliard Lyons Class      A Class
                        --------------------- --------------- ---------------------- ---------------
Beginning Account
 Value (10/01/05)                $   1,000.00    $   1,000.00           $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                           1,022.88        1,021.42               1,022.53        1,021.22
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                               2.12            3.58                   2.47            3.78

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.42%, 0.71%, 0.49%, and 0.75% for the Institutional, Service,
Hilliard Lyons and Investor A share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4

                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

FUND PROFILE

    Portfolio Diversification (% of
              portfolio)
Variable Rate Demand Notes    80.2%
Municipal Bonds               14.4
Commercial Paper               3.0
Municipal Put Bonds            2.4
                             -----
     Total                   100.0%
                             =====

            Maturity Information
---------------------------------------------
    Maturity           Par         Percentage
---------------   -------------   -----------
     1-7 Days       130,475,000          80.3%
   31-60 Days         6,028,000           3.7
   61-90 Days         4,608,000           2.8
  91-120 Days         7,664,050           4.7
 121-150 Days         5,152,500           3.2
over 150 Days         8,641,500           5.3
                                        -----
                                        100.0%
                                        =====

       Average Weighted Maturity - 32 days

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other
Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                            Actual Expenses
                        --------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- ------------------
Beginning Account
 Value (10/01/05)                $   1,000.00    $   1,000.00       $   1,000.00
Ending Account Value
 (3/31/06)                           1,012.90        1,011.50           1,011.30
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                               1.96            3.41               3.56

                                         Hypothetical Expenses
                                      (5% return before expenses)
                        -------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- -----------------
Beginning Account
 Value (10/01/05)                $   1,000.00    $   1,000.00       $   1,000.00
Ending Account Value
 (3/31/06)                           1,023.03        1,021.57           1,021.42
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                               1.97            3.43               3.58

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.39%, 0.68%, and 0.71% for the Institutional, Service and Investor A
share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               5

                NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

FUND PROFILE

    Portfolio Diversification (% of
              portfolio)
Variable Rate Demand Notes    76.7%
Commercial Paper              18.0
Municipal Bonds                3.2
Municipal Put Bonds            2.1
                             -----
     Total                   100.0%
                             =====

            Maturity Information
--------------------------------------------
    Maturity           Par        Percentage
---------------   ------------   -----------
     1-7 Days       47,400,000          75.1%
   15-30 Days        1,300,000           2.0
   31-60 Days        7,500,000          11.9
   61-90 Days        2,400,000           3.8
  91-120 Days        1,000,000           1.6
 121-150 Days        2,500,000           4.0
over 150 Days        1,000,000           1.6
                                       -----
                                       100.0%
                                       =====

       Average Weighted Maturity - 22 days

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other
Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                            Actual Expenses
                        --------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- ------------------
Beginning Account
 Value (10/01/05)                $   1,000.00    $   1,000.00       $   1,000.00
Ending Account Value
 (3/31/06)                           1,013.60        1,012.10           1,011.80
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                               1.51            3.01               3.31

                                         Hypothetical Expenses
                                      (5% return before expenses)
                        -------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- -----------------
Beginning Account
 Value (10/01/05)                $   1,000.00    $   1,000.00       $   1,000.00
Ending Account Value
 (3/31/06)                           1,023.49        1,021.97           1,021.67
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                               1.51            3.03               3.33

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.30%, 0.60%, and 0.66% for the Institutional, Service and Investor A
share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

FUND PROFILE

    Portfolio Diversification (% of
              portfolio)
Variable Rate Demand Notes    80.7%
Municipal Bonds               17.5
Municipal Put Bonds            1.1
Commercial Paper               0.7
                             -----
     Total                   100.0%
                             =====

            Maturity Information
---------------------------------------------
    Maturity           Par         Percentage
---------------   -------------   -----------
     1-7 Days       140,001,000          82.4%
   31-60 Days         2,475,000           1.5
   61-90 Days           896,000           0.5
  91-120 Days         4,690,000           2.8
 121-150 Days         2,258,000           1.3
over 150 Days        19,595,000          11.5
                                        -----
                                        100.0%
                                        =====

       Average Weighted Maturity - 41 days

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other
Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                            Actual Expenses
                        --------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- ------------------
Beginning Account
 Value (10/01/05)                $   1,000.00    $   1,000.00       $   1,000.00
Ending Account Value
 (3/31/06)                           1,013.60        1,012.10           1,012.00
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                               1.96            3.41               3.51

                                         Hypothetical Expenses
                                      (5% return before expenses)
                        -------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- -----------------
Beginning Account
 Value (10/01/05)                $   1,000.00    $   1,000.00       $   1,000.00
Ending Account Value
 (3/31/06)                           1,023.03        1,021.57           1,021.47
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                               1.97            3.43               3.53

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.39%, 0.68%, and 0.70% for the Institutional, Service and Investor A
share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               7

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

FUND PROFILE

    Portfolio Diversification (% of
              portfolio)
Variable Rate Demand Notes    91.1%
Commercial Paper               8.9
                             -----
     Total                   100.0%
                             =====

            Maturity Information
---------------------------------------------
    Maturity           Par         Percentage
---------------   -------------   -----------
     1-7 Days       516,172,000          90.5%
   31-60 Days         9,650,000           1.7
   61-90 Days        11,000,000           1.9
  91-120 Days         7,000,000           1.2
over 150 Days        26,805,000           4.7
                                        -----
                                        100.0%
                                        =====

       Average Weighted Maturity - 22 days

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other
Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                            Actual Expenses
                        --------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- ------------------
Beginning Account
 Value (10/01/05)                $   1,000.00    $   1,000.00       $   1,000.00
Ending Account Value
 (3/31/06)                           1,013.20        1,011.70           1,011.60
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                               2.11            3.56               3.71

                                         Hypothetical Expenses
                                      (5% return before expenses)
                        -------------------------------------------------------
                         Institutional Class   Service Class   Investor A Class
                        --------------------- --------------- -----------------
Beginning Account
 Value (10/01/05)                $   1,000.00    $   1,000.00      $   1,000.00
Ending Account Value
 (3/31/06)                           1,022.88        1,021.42          1,021.26
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                               2.12            3.58              3.74

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.42%, 0.71%, and 0.74% for the Institutional, Service and Investor A
share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8

                   VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

FUND PROFILE

    Portfolio Diversification (% of
              portfolio)
Variable Rate Demand Notes    88.8%
Municipal Bonds                9.0
Municipal Put Bonds            1.5
Commercial Paper               0.7
                             -----
     Total                   100.0%
                             =====

            Maturity Information
--------------------------------------------
    Maturity           Par        Percentage
---------------   ------------   -----------
     1-7 Days       40,240,000          92.0%
   15-30 Days        1,000,000           2.3
   31-60 Days        1,345,000           3.1
   61-90 Days          915,000           2.1
over 150 Days          250,000           0.5
                                       -----
                                       100.0%
                                       =====

       Average Weighted Maturity - 19 days

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other
Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                      Hypothetical Expenses
                             Actual Expenses       (5% return before expenses)
                          ---------------------   ----------------------------
                           Institutional Class         Institutional Class
                          ---------------------   ----------------------------
Beginning Account
 Value (10/01/05)                  $   1,000.00                   $   1,000.00
Ending Account Value
 (3/31/06)                             1,013.40                       1,023.59
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                                 1.41                           1.41

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.28% for the Institutional class multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               9

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                         PAR
                                                     MATURITY           (000)                VALUE
                                                    ----------   ------------------   -------------------
CERTIFICATES OF DEPOSIT - 18.4%
Domestic - 5.5%
  Washington Mutual Bank FA (A-1, P-1)
    4.80%                                             05/08/06              $75,000           $75,000,000
  Wells Fargo Bank, N.A. (A-1+, P-1)
    4.80%                                             01/16/07                6,500             6,500,999

                                                                                              ===========
                                                                                               81,500,999
                                                                                              -----------
Yankee - 12.9%
  Banque Nationale de Paribas, New York
    (A-1+, P-1)
    4.50%(b)                                          10/19/06               15,000            15,000,000
  Credit Suisse Group, New York (A-1, P-1)
    4.71%(b)                                          05/08/06               70,200            70,200,000
  Depfa Bank PLC, New York (A-1+, P-1)
    4.52%(b)                                          10/16/06               16,000            16,000,000
  Landesbank Baden-Wuerttemberg (A-1, P-1)
    4.80%(b)                                          05/10/06               20,000            20,000,000
  Royal Bank of Scotland, New York (A-1+, P-1)
    4.52%(b)                                          10/20/06                9,100             9,100,122
    4.81%(b)                                          01/16/07               15,270            15,270,000
    4.87%(b)                                          02/02/07               29,600            29,600,000
  Societe Generale, New York (A-1+, P-1)
    4.78%(b)                                          12/06/06               15,000            15,000,000

                                                                                              ===========
                                                                                              190,170,122
                                                                                              -----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $271,671,121)                                                                         271,671,121
                                                                                              -----------
COMMERCIAL PAPER - 51.2%
Asset Backed Securities - 37.5%
  Atlantis One Funding Corp. (A-1+, P-1)
    4.20%                                             04/20/06                7,500             7,483,375
    4.78%                                             05/10/06               22,600            22,482,970
  Atomium Funding Corp. (A-1, P-1)
    4.78%                                             04/27/06               18,500            18,436,134
  Beethoven Funding Corp. (A-1, P-1)
    4.74%                                             04/20/06                6,150             6,134,615
  Brahms Funding Corp. (A-1, P-1)
    4.64%                                             04/05/06               65,000            64,966,489
  Cancara Asset Securitization LLC (A-1+, P-1)
    4.76%                                             05/01/06               47,258            47,070,543
  Concord Minutemen Capital Co. (A-1, P-1)
    4.78%                                             04/20/06               15,195            15,156,666
  Dakota Notes Program (A-1, P-1)
    4.73%                                             05/04/06               11,640            11,589,531
  Emerald Certificates (A-1+, P-1)
    4.79%                                             05/05/06               60,225            59,952,549
  Giro U.S. Funding Corp. (A-1, P-1)
    4.77%                                             05/05/06               75,000            74,662,125
  Monument Gardens Funding LLC (A-1, P-1)
    4.89%                                             06/21/06                5,895             5,830,140
  Park Avenue Receivables (A-1, P-1)
    4.77%                                             04/25/06               49,635            49,477,161
  Park Granada LLC (A-1+, P-1)
    4.78%                                             04/24/06               49,300            49,149,443
  Park Sienna LLC (A-1+, P-1)
    4.79%                                             04/24/06               30,000            29,908,192
    4.79%                                             04/24/06                7,800             7,776,130
    4.79%                                             05/01/06               25,000            24,900,208
  Sedna Finance, Inc. (A-1+, P-1)
    4.78%                                             05/05/06               34,404            34,248,685

                                                                         PAR
                                                     MATURITY           (000)                VALUE
                                                    ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (Continued)
  Ticonderoga Funding LLC (A-1+, P-1)
    4.70%                                             04/04/06              $21,711          $ 21,702,496
  Transamerica Securities Liquidity Notes
    (A-1+, P-1)
    4.78%                                             04/24/06                2,204             2,197,269

                                                                                             ============
                                                                                              553,124,721
                                                                                             ------------
Banks - 7.5%
  Banco Bilbao Vizcaya Argentina (A-1, P-1)
    4.75%                                             04/03/06               43,277            43,265,580
    4.77%                                             04/18/06               17,350            17,310,919
  Natexis Banque Populaires, New York (A-1+, P-1)
    4.56%                                             07/31/06               50,000            49,234,507

                                                                                             ============
                                                                                              109,811,006
                                                                                             ------------
Finance Services - 2.1%
  CIT Group, Inc. (A-1, P-1)
    4.67%                                             05/11/06               31,737            31,572,320
                                                                                             ------------
Mortgage Bankers & Correspondents - 4.1%
  Countrywide Financial Corp. (A-1, P-2)
    4.78%                                             05/09/06               60,311            60,006,698
                                                                                             ------------
TOTAL COMMERCIAL PAPER
  (Cost $754,514,745)
                                                                                              754,514,745
                                                                                             ------------
MASTER NOTES - 4.4%
Security Brokers & Dealers - 4.4%
  Bank of America Securities LLC (A-1+, P-1)
    4.96%(c)                                          04/03/06               15,250            15,250,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(d)
    5.04%(c)                                          04/03/06               50,000            50,000,000
TOTAL MASTER NOTES

                                                                                             ============
  (Cost $65,250,000)
                                                                                               65,250,000
                                                                                             ------------
VARIABLE RATE OBLIGATIONS - 26.1%
Asset Backed Securities - 5.9%
  Cullinan Finance Corp. (AAA, Aaa)
    4.88%(c)                                          06/15/06               50,000            49,996,601
  Racers XL (A-1, P-1)
    4.79%(c)(e)                                       04/24/06               11,360            11,360,000
    4.79%(c)(e)                                       05/22/06               25,000            25,000,000

                                                                                             ============
                                                                                               86,356,601
                                                                                             ------------
Banks - 6.0%
  HBOS Treasury Services PLC (A-1+, P-1)
    5.00%(c)(e)                                       06/26/06               65,000            65,000,000
  Westpac Banking Corp. (AA-, Aa3)(d)
    4.93%(c)                                          06/12/06               24,250            24,250,000

                                                                                             ============
                                                                                               89,250,000
                                                                                             ------------
Life Insurance - 5.1%
  MetLife Global Funding I (AA, Aa2)
    4.89%(c)(e)                                       04/28/06               15,000            15,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    4.96%(c)(f)                                       06/01/06               60,000            60,000,000

                                                                                             ============
                                                                                               75,000,000
                                                                                             ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
10

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                  PAR
                                                   MATURITY      (000)          VALUE
                                                  ----------   ---------   --------------
VARIABLE RATE OBLIGATIONS (Continued)
Municipal Bonds - 1.7%
  De Kalb County Georgia Development Authority
    University RB Series 1995B DN
    (A-1+, VMIG-1)
    4.85%(c)                                        04/07/06      $3,685      $ 3,685,000
  North Myrtle Beach South Carolina Corp. RB
    Series 2005 DN (National Bank of South
    Carolina LOC) (A-1, F-1)
    4.87%(c)                                        04/07/06       6,007        6,007,000
  South Central Texas IDRB Series 1990 DN (Bank
    One N.A. LOC) (A-1, P-1)
    4.88%(c)                                        04/07/06      14,800       14,800,000

                                                                              ===========
                                                                               24,492,000
                                                                              -----------
Security Brokers & Dealers - 4.4%
  Merrill Lynch & Co., Inc. (A+, Aa3)
    4.92%(c)                                        04/11/06      50,000       50,000,000
  Morgan Stanley & Co., Inc. (A-1, P-1)
    4.96%(c)                                        04/03/06      15,000       15,000,000

                                                                              ===========
                                                                               65,000,000
                                                                              -----------
Short-Term Business Credit Institutions - 3.0%
  General Electric Capital Corp. (AAA, Aaa)
    4.85%(c)                                        04/17/06      45,000       45,000,000
                                                                              -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $385,098,601)                                                         385,098,601
                                                                              -----------

TOTAL INVESTMENTS IN SECURITIES -
100.1%
  (Cost $1,476,534,467(a))                     1,476,534,467
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (0.1)%                          (1,130,286)
                                               -------------
NET ASSETS - 100.0%                           $1,475,404,181
                                              ==============
-------------------

 (a) Aggregate cost for federal income tax purposes.
 (b) Security is a foreign domiciled issuer which is registered with the
       Securities and Exchange Commission.
  (c) Rates shown are the rates as of March 31, 2006 and maturities shown are the next interest readjustment date.
 (d) Ratings reflect those of guarantor.
 (e) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of March
       31, 2006, the Portfolio held 7.9% of its net assets, with a current market value of $116,360,000, in securities restricted as to resale.
  (f) Illiquid Security. As of March 31, 2006, the Portfolio held 4.1% of its net assets, with a current market value of $60,000,000, in illiquid securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              11

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                      PAR
                                      MATURITY       (000)          VALUE
                                     ----------   ----------   --------------
REPURCHASE AGREEMENTS - 100.3%
Deutsche Bank Securities, Inc.
               4.60%                   04/03/06      $95,000     $ 95,000,000
    (Agreement dated 03/31/06 to
    be repurchased at
    $95,038,417, collateralized by
    $163,737,000 U.S. Treasury
    Bonds, Strip Principals and
    Strips 0.00% to 8.75% due
    from 11/15/06 to 11/15/24.
    The value of the collateral is
$     98,900,838.)
Goldman Sachs & Co.
               4.40%                   04/03/06       95,000       95,000,000
    (Agreement dated 03/31/06 to
    be repurchased at
    $95,034,833, collateralized by
    $97,589,000 U.S. Treasury
    Notes 4.38% due 12/15/10.
    The value of the collateral is
$     96,900,059.)
J.P. Morgan Securities, Inc.
               4.42%                   04/03/06       95,000       95,000,000
    (Agreement dated 03/31/06 to
    be repurchased at
    $95,034,992, collateralized by
    $99,292,000 U.S. Treasury
    Notes 4.25% to 4.50% due
    from 08/15/15 to 02/15/16.
    The value of the collateral is
$     96,904,760.)
Morgan Stanley & Co., Inc.
               4.48%                   04/03/06      105,658      105,658,000
    (Agreement dated 03/31/06 to
    be repurchased at
    $105,697,446, collateralized
    by $318,841,000 U.S.
    Treasury Strip Principals
    0.00% due 11/15/27. The
    value of the collateral is
$    107,771,446.)
UBS Securities LLC
               4.55%                   04/03/06       60,000       60,000,000
    (Agreement dated 03/31/06 to
    be repurchased at
    $60,022,750, collateralized by
    $142,275,000 U.S. Treasury
    Strip Principals 7.63% due
    11/15/22. The value of the
    collateral is $61,201,012.)
UBS Securities LLC
               4.71%                   05/31/06       30,000       30,000,000
    (Agreement dated 03/31/06 to
    be repurchased at
    $30,325,775, collateralized by
    $24,090,000 U.S. Treasury
    Inflation Index Securities
    3.63% due 01/15/08. The
    value of the collateral is
$     30,606,131.)

                                                                 ============
TOTAL REPURCHASE AGREEMENTS
  (Cost $480,658,000)                                             480,658,000
                                                                 ------------

                                              VALUE
                                         ---------------
TOTAL INVESTMENTS IN SECURITIES -  100.3%
  (Cost $480,658,000(a))                     $480,658,000
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (0.3)%                       (1,524,462)
                                             ------------
NET ASSETS - 100.0%                          $479,133,538
                                             ============
-------------------

     (a) Aggregate cost for federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
12

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                        MUNICIPAL MONEY MARKET PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.5%
Alabama - 2.4%
  Alexander City Industrial Board
    IDRB Series 2000 DN
    (Southtrust Bank LOC)
    (A-1, P-1)
    3.28%(b)                             04/07/06               $  940            $  940,000
  Columbia IDRB (Alabama Power
    Project) Series 1995D DN
    (A-1, VMIG-1)
    3.10%(b)                             04/03/06                  400               400,000
  Geneva County Health Care
    Authority RB Series 2001 DN
    (Southtrust Bank LOC)
    3.23%(b)                             04/07/06                2,833             2,833,000
  Jefferson County GO Warrants
    Series 2001B DN (Morgan
    Guaranty Trust, Bayerische
    Landesbank Girozentrale
    SBPA) (A-1+, VMIG-1)
    3.14%(b)                             04/03/06                3,300             3,300,000

                                                                                  ==========
                                                                                   7,473,000
                                                                                  ----------
Arizona - 0.9%
  Pima County IDA Single Family
    Mortgage RB (Draw Down
    Project) Series 2003 AMT MB
    (Trinity Funding Guaranty)
    4.78%(b)                             04/25/06                2,892             2,892,000
                                                                                  ----------
Arkansas - 0.8%
  Little Rock Residential Housing
    & Public Facilities Board
    Capital Improvement RB (Park
    Systems Project) Series 2001
    DN (Bank of America N.A.
    LOC) (A-1+)
    3.27%(b)                             04/07/06                2,455             2,455,000
                                                                                  ----------
California - 1.6%
  California Economic Recovery
    RB Series 2004C-10 DN
    (Banque Nationale de Paribas
    LOC) (A-1+, VMIG-1)
    3.17%(b)                             04/07/06                  400               400,000
  California Economic Recovery
    RB Series 2004C-21 DN
    (XLCA Insurance, Dexia Credit
    Local SBPA) (A-1+, VMIG-1)
    3.14%(b)                             04/07/06                  500               500,000
  California PCRB Solid Waste
    Disposal (Republic Services,
    Inc. Project) Series 2003 DN
    (BBB+, Baa2)
    3.40%(b)                             04/07/06                1,000             1,000,000
  Coronado Community
    Development Agency Tax
    Allocation Series 2005
    ROC-RR-II-451 DN (Citibank
    LOC) (A-1+)
    3.20%(b)(c)                          04/07/06                  600               600,000
  Golden State Tobacco
    Securitization Corp. RB
    (Merrill Lynch P-Float Trust
    Receipts) Series 2004
    PA-1236 DN (Merrill Lynch &
    Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+)
    3.23%(b)(c)                          04/07/06                1,330             1,330,000

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (Continued)
  Pleasant Valley School District of
    Ventura County GO (Merrill
    Lynch P-Float Trust Receipts)
    Series 2005 PT-2783 DN
    (MBIA Insurance, Dexia Credit
    Local SBPA) (A-1+, AAA)
    3.21%(b)(c)                          04/07/06               $  150            $  150,000
  Sacramento Municipal Utility
    District RB Series 2000A DN
    (AMBAC Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    3.20%(b)(c)                          04/03/06                  300               300,000
  Southern California Public Power
    Authority RB (San Juan Power
    Project) Series 2002 DN (FSA
    Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    3.20%(b)(c)                          04/07/06                  680               680,000

                                                                                  ==========
                                                                                   4,960,000
                                                                                  ----------
Colorado - 5.2%
  Colorado Education Loan
    Program RB Series 2005
    TRAN (SP-1+, MIG-1)
    4.00%                                08/07/06                2,500             2,511,212
  Colorado Health Facilities
    Authority RB (Liberty Heights
    Retirement Project) Series
    2005 PZ-82 DN (Merrill Lynch
    & Co. Guaranty) (A-1+)
    3.25%(b)(c)                          04/07/06                7,000             7,000,000
  Colorado Highway Authority
    (E-470 project) Series
    2006Z-9 DN (MBIA Insurance,
    Goldman Sachs SPL Liquid
    Facilities) (AAA, F-1+)
    3.24%(b)(c)                          04/07/06                2,906             2,906,000
  Colorado Housing & Finance
    Authority RB (Single Family
    Mortgage Project) Series 2005
    AMT MB (Trinity Funding
    Guaranty) (SP-1+, MIG-1)
    2.80%                                07/05/06                2,000             2,000,000
  Denver Urban Renewal Authority
    Tax Increment RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2004 PT-999 DN
    (Lloyds Bank SBPA)
    (A-1, AA-)
    3.26%(b)(c)                          04/07/06                1,500             1,500,000

                                                                                  ==========
                                                                                  15,917,212
                                                                                  ----------
Delaware - 2.3%
  Delaware Economic
    Development Authority RB
    (Catholic Diocese of
    Wilmington Project) Series
    2002 DN (Allied Irish Bank
    PLC LOC) (VMIG-1)
    3.30%(b)                             04/07/06                5,100             5,100,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              13

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Delaware (Continued)
  Delaware Economic
    Development Authority RB (St.
    Anne's Episcopal School
    Project) Series 2001 DN
    (Wilmington Trust Co. LOC)
    (A-1)
    3.30%(b)                            04/07/06               $2,000            $2,000,000

                                                                                 ==========
                                                                                  7,100,000
                                                                                 ----------
Florida - 3.8%
  Florida Housing Finance Corp.
    Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2000 PT-1234 DN (Merrill
    Lynch Capital Services SBPA)
    (A-1)
    3.26%(b)(c)                         04/07/06                1,470             1,470,000
  Greater Orlando Aviation
    Authority RB (Special Purpose
    Cessna Aircraft Project) Series
    2001 AMT DN (Textron, Inc.
    Guaranty) (A-2, P-1)
    4.28%(b)                            04/07/06                4,000             4,000,000
  Lee County IDRB Series 1997
    AMT DN (SunTrust Bank
    LOC)
    3.32%(b)                            04/07/06                1,815             1,815,000
  Pinellas County Health Facilities
    Authority RB (Bay Care Health
    Project) Series 2003A-1 MB
    (MBIA Insured) (Aaa)
    5.00%                               04/07/06                  500               505,226
  Putnam County Development
    Authority PCRB (Seminole
    Electric Co-op Project) Series
    1984H-3 MB (A-1, MIG-1)
    3.43%                               09/15/06                4,000             4,000,000

                                                                                 ==========
                                                                                 11,790,226
                                                                                 ----------
Georgia - 0.3%
  Albany GO Series 2006 TAN
    3.35%                               12/29/06                1,000             1,000,000
                                                                                 ----------
Illinois - 4.0%
  Chicago Board of Education GO
    Series 2006Z-11 DN (FGIC
    Insurance, Goldman Sachs
    SPL Liquidity Facility)
    (AAA, F-1)
    3.24%(b)(c)                         04/07/06                3,275             3,275,000
  Illinois Development Finance
    Authority IDRB (Royal
    Continental Box Co. Project)
    Series 1995A AMT DN
    (ABN-AMRO Bank N.V. LOC)
    (A-1)
    3.31%(b)                            04/01/06                  100               100,000
  Metropolitan Pier & Exposition
    Authority RB (Bear Stearns
    Trust Certificates) Series
    2005A-224 DN (MBIA
    Insurance, Bear Stearns
    Capital Markets Liquidity
    Facility) (VMIG-1)
    3.30%(b)(c)                         04/07/06                  600               600,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Illinois (Continued)
  Metropolitan Pier & Exposition
    Authority RB (Dedicated State
    Tax Receipts) Series
    2005PZ-44 DN (MBIA
    Insurance, Merrill Lynch
    Capital Services SBPA) (F-1+)
    3.25%(b)(c)                         04/07/06               $  500            $  500,000
  Metropolitan Pier & Exposition
    Authority RB (Dedicated State
    Tax Receipts) Series 2005Z-5
    DN (MBIA Insurance,
    Goldman Sachs Liquidity
    Facility) (F-1+)
    3.24%(b)(c)                         04/07/06                1,400             1,400,000
  Quad Cities Regional Economic
    Development Authority RB
    (Whitey's Ice Cream
    Manufacturing Project) Series
    1995 AMT DN (Bank One N.A.
    LOC)
    3.65%(b)                            04/07/06                  730               730,000
  Regional Transportation
    Authority GO (Wachovia
    Merlots Trust Receipts) Series
    2001A-86 DN (FGIC
    Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    3.21%(b)(c)                         04/07/06                2,370             2,370,000
  Rockford RB (Fairhaven
    Christian Center Project)
    Series 2000 DN (Bank One
    N.A. LOC)
    3.45%(b)                            04/07/06                1,510             1,510,000
  Roselle Village IDRB
    (Abrasive-Form, Inc. Project)
    Series 1995 AMT DN
    (ABN-AMRO Bank N.V. LOC)
    3.33%(b)                            04/07/06                1,000             1,000,000
  Will County Community Unit
    School District 365 GO Series
    2005 DN (FSA Insurance,
    Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.25%(b)(c)                         04/07/06                1,000             1,000,000

                                                                                 ==========
                                                                                 12,485,000
                                                                                 ----------
Indiana - 1.6%
  Dekko Foundation Educational
    Facilities RB Series 2001 DN
    (Bank One N.A. LOC)
    3.45%(b)                            04/07/06                2,500             2,500,000
  Hendricks County Industrial
    Redevelopment Commission
    Tax Increment RB (Heartland
    Crossing Project) Series
    2000A DN (Huntington
    National Bank LOC)
    3.35%(b)                            04/07/06                1,100             1,100,000
  Indiana Transportation Finance
    Authority Highway RB Series
    2004B-21 DN (FGIC
    Insurance, Wachovia Bank
    SBPA) (A-1)
    3.21%(b)(c)                         04/07/06                  100               100,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
14

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Indiana (Continued)
  Monroe County IDRB (Griner
    Engineering, Inc. Project)
    Series 1997 AMT DN (Fifth
    Third Bank N.A. LOC)
    3.40%(b)                             04/07/06               $  577            $  577,000
  South Bend Economic
    Development Authority RB
    (SGW Realty LLC Project)
    Series 1998 AMT DN
    (National City Bank N.A. LOC)
    3.30%(b)                             04/07/06                  800               800,000

                                                                                  ==========
                                                                                   5,077,000
                                                                                  ----------
Iowa - 0.5%
  Cedar Rapids Community
    School District Tax Anticipation
    Warrants Series 2005 MB
    3.75%                                06/30/06                  500               501,139
  Urbandale IDRB (Meredith Drive
    Assoc. Project) Series 1985
    DN (Wells Fargo Bank M.N.
    LOC)
    3.31%(b)                             04/07/06                1,000             1,000,000

                                                                                  ==========
                                                                                   1,501,139
                                                                                  ----------
Kentucky - 2.1%
  Kentucky Assoc. of Counties
    Advance Revenue COP
    Series 2005 TRAN (SP-1+)
    4.00%                                06/30/06                3,000             3,008,998
  Kentucky Housing Corp. Single
    Family Mortgage RB Series
    2006 MT-230 AMT DN (Merrill
    Lynch & Co. Guaranty)
    (VMIG-1)
    3.26%(b)(c)                          04/07/06                  200               200,000
  Newport Industrial Building RB
    (Newport Holdings Project)
    Series 2001A AMT DN
    (Huntington National Bank
    LOC)
    3.49%(b)                             04/07/06                1,670             1,670,000
  Pulaski County Solid Waste
    Disposal RB (National Rural
    Utilities for East Kentucky
    Power Project) Series 1993B
    AMT MB (National Rural
    Utilities Guaranty) (MIG-1)
    3.42%                                08/15/06                1,600             1,600,000

                                                                                  ==========
                                                                                   6,478,998
                                                                                  ----------
Louisiana - 1.3%
  Iberville Parish PCRB (Air
    Products & Chemicals Project)
    Series 1992 DN (A-1)
    3.18%(b)                             04/07/06                4,000             4,000,000
                                                                                  ----------
Maryland - 6.3%
  Baltimore County RB (Odyssey
    School Facility Project) Series
    2001 DN (M&T Bank Corp.
    LOC) (A-1)
    3.25%(b)                             04/07/06                2,555             2,555,000

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Maryland (Continued)
  Baltimore County RB (St. Paul's
    School for Girls Facility
    Project) Series 2000 DN (M&T
    Bank Corp. LOC) (A-1)
    3.22%(b)                             04/07/06               $1,825            $1,825,000
  Maryland Economic
    Development Authority RB
    (Assoc. of Catholic Charities
    Project) Series 1999A DN
    (M&T Bank Corp. LOC) (A-1)
    3.20%(b)                             04/07/06                2,395             2,395,000
  Maryland Economic
    Development Authority RB
    (Assoc. of Catholic Charities
    Project) Series 1999B DN
    (M&T Bank Corp. LOC) (A-1)
    3.20%(b)                             04/07/06                1,425             1,425,000
  Maryland Economic
    Development Corp. RB
    (American Health Assistance
    Foundation Facility Project)
    Series 2001 DN (M&T Bank
    Corp. LOC) (A-1)
    3.25%(b)                             04/07/06                3,230             3,230,000
  Maryland Economic
    Development Corp. RB
    (Associated Catholic, Inc.
    Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    3.20%(b)                             04/07/06                2,000             2,000,000
  Maryland Health & Higher
    Education Facilities Authority
    RB (Adventist Healthcare
    Project) Series 2003B DN
    (M&T Bank Corp. LOC)
    (VMIG-1)
    3.22%(b)                             04/07/06                6,070             6,070,000

                                                                                  ==========
                                                                                  19,500,000
                                                                                  ----------
Massachusetts - 2.5%
  Chicopee GO Series 2005 BAN
    (MIG-1)
    4.40%                                08/15/06                2,500             2,511,216
  Commonwealth of
    Massachusetts GO (Wachovia
    Merlots Trust Receipts) Series
    2002A-9 DN (FSA Insurance,
    Wachovia Bank N.A. SBPA)
    (A-1)
    3.20%(b)(c)                          04/07/06                1,495             1,495,000
  Freetown Lakeville Regional
    School District GO Series
    2005 BAN (SP-1+)
    4.25%                                10/20/06                  500               503,166
  Gill-Montague Regional School
    District GO Series 2005 BAN
    (SP-1+)
    3.62%                                07/28/06                2,090             2,095,488
  Worcester GO Series 2006 BAN
    (SP-1+, MIG-1)
    4.25%                                11/10/06                1,000             1,005,797

                                                                                  ==========
                                                                                   7,610,667
                                                                                  ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              15

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Michigan - 3.0%
  Detroit Economic Development
    Corp. RB (E.H. Assoc. Ltd.
    Project) Series 2002 DN (First
    Federal of Michigan)
    3.25%(b)                              04/07/06               $3,190            $3,190,000
  Detroit Sewer & Disposal
    Authority RB Series 2001E
    MB (FGIC Insurance)
    (A-1+, MIG-1)
    3.00%                                 07/12/06                2,100             2,100,000
  Hartland School District GO
    Series 2005 BAN
    3.50%                                 08/24/06                1,460             1,462,245
  Michigan Municipal Bond
    Authority RB Series 2005C
    MB (J.P. Morgan Chase Bank
    LOC) (SP-1+)
    4.25%                                 08/18/06                1,000             1,004,506
  Michigan Strategic Fund Limited
    Obligation RB (Horizons of
    Michigan Project) Series 2001
    DN (Huntington National Bank
    LOC)
    3.37%(b)                              04/07/06                1,475             1,475,000

                                                                                   ==========
                                                                                    9,231,751
                                                                                   ----------
Minnesota - 1.3%
  Minnesota Housing Finance
    Agency RB (Residential
    Housing Project) Series
    2005D MB (SP-1+, MIG-1)
    2.90%                                 05/18/06                4,000             3,997,563
                                                                                   ----------
Mississippi - 2.5%
  Mississippi Development Bank
    Special Obligation RB
    (Correctional Facilities Project)
    Series 2002 DN (AMBAC
    Insurance, Amsouth Bank of
    Alabama SBPA) (A-1)
    3.27%(b)                              04/07/06                3,720             3,720,000
  Mississippi Development Bank
    Special Obligation RB
    (Wachovia Merlots Trust
    Receipts) Series 2000HH DN
    (AMBAC Insurance, Wachovia
    Bank SBPA) (Aaa, VMIG-1)
    2.83%(b)(c)                           07/19/06                3,000             3,000,000
  Mississippi GO Series 2005-800
    Refunding Notes MB (Aa3)
    4.00%                                 04/01/06                1,000             1,000,000

                                                                                   ==========
                                                                                    7,720,000
                                                                                   ----------
Multi-State - 4.0%
  Clipper Tax-Exempt Certficates
    Trust RB (Certified Partner
    Multi-State Project) Series
    2004-9 AMT DN (State Street
    Bank & Trust Liquidity Facility)
    (VMIG-1)
    3.32%(b)(c)                           04/07/06                6,621             6,621,000

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Multi-State (Continued)
  Municipal Securities Pool Trust
    Receipts RB Series 2004-18
    DN (Societe Generale SBPA)
    (A-1+)
    3.30%(b)(c)                           04/07/06               $2,025            $2,025,000
  Puttable Floating Option
    Tax-Exempt Receipts RB
    Series 2005A DN (Merrill
    Lynch Capital Services SBPA)
    (F-1+)
    3.30%(b)(c)                           04/07/06                2,000             2,000,000
  Puttable Floating Option
    Tax-Exempt Receipts RB
    Series 2005PZP-007 DN
    (Multiple LOCs) (AAA, F-1+)
    3.27%(b)(c)                           04/07/06                1,770             1,770,000

                                                                                   ==========
                                                                                   12,416,000
                                                                                   ----------
Nevada - 3.2%
  Clark County Airport RB
    (ABN-AMRO Munitops Trust
    Certificates) Series 2005-56
    DN (AMBAC Insurance,
    ABN-AMRO Bank N.V. SBPA)
    (F-1+, AAA)
    3.48%(b)(c)                           09/11/06                1,000             1,000,000
  Clark County Economic
    Development RB (Lutheran
    Secondary School Assoc.
    Project) Series 2000 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    3.38%(b)                              04/07/06                1,500             1,500,000
  Clark County School District
    Municipal Securities Trust
    Certificates RB (Putters
    Project-745) Series 2006 DN
    (FGIC Insurance, J.P. Morgan
    Chase Bank Liquidity Facility)
    (A-1+)
    3.51%(b)(c)                           04/07/06                6,000             6,000,000
  Reno Capital Improvement RB
    (Bear Stearns Trust
    Certificates) Series 2002A DN
    (FGIC Insurance, Bear
    Stearns LOC) (A-1)
    3.23%(b)(c)                           04/07/06                1,390             1,390,000

                                                                                   ==========
                                                                                    9,890,000
                                                                                   ----------
New Jersey - 3.1%
  New Jersey Transportation Trust
    Fund Authority RB Series
    2004-967 DN (FSA Insurance,
    Morgan Stanley Group
    Liquidity Facility) (AAA, F-1+)
    3.19%(b)(c)                           04/07/06                8,510             8,510,000
  Sussex County GO Series 2005
    BAN
    4.00%                                 06/23/06                1,000             1,002,142

                                                                                   ==========
                                                                                    9,512,142
                                                                                   ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Mexico - 2.3%
  New Mexico Housing Authority
    Region III Multi-Family RB
    (Ladera Senior Apartments
    Project) Series 2005 AMT MB
    (AEGON GIC) (A-1+, AA)
    3.47%(b)                           08/01/06               $7,000            $7,000,000
                                                                                ----------
New York - 0.7%
  TSASC, Inc. RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2006 PA-1355 DN (Merrill
    Lynch Guaranty, Merrill Lynch
    Capital Services SBPA)
    (AA-, F-1+)
    3.24%(b)                           04/07/06                2,000             2,000,000
                                                                                ----------
North Carolina - 16.9%
  ABN AMRO Munitops Trust
    Receipts RB Series 2005-52
    DN (ABN AMRO Bank N.V.
    LOC) (VMIG-1)
    3.21%(b)(c)                        04/07/06                2,700             2,700,000
  Buncombe County Metropolitan
    Sewer District Sewer System
    RB Series 2004 DN (XLCA
    Insurance, Bank of America
    N.A. SBPA) (A-1+, VMIG-1)
    3.17%(b)                           04/07/06                2,000             2,000,000
  Charlotte Airport RB Series
    1993A DN (MBIA Insurance,
    J.P. Morgan Chase SBPA)
    (A-1+, VMIG-1)
    3.16%(b)                           04/07/06                  700               700,000
  Charlotte COP (Governmental
    Facilities Project) Series
    2003F DN (Bank of America
    N.A. SBPA) (A-1+, VMIG-1)
    3.18%(b)                           04/07/06                1,500             1,500,000
  Charlotte Water & Sewer System
    GO Series 2005 TECP
    (Wachovia Bank LOC)
    (A-1+, P-1)
    3.03%                              07/11/06                1,000             1,000,000
  Durham County Multi-Family
    Housing RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005-Pt-3279 DN (Merrill
    Lynch Capital Services
    Liquidity Facility) (F-1+)
    3.30%(b)(c)                        04/07/06                1,500             1,500,000
  Guilford County Industrial
    Facilities PCRB (Recreational
    Facilities-YMCA Project)
    Series 2002 DN (Branch
    Banking & Trust Co. LOC)
    (VMIG-1)
    3.20%(b)                           04/07/06                1,740             1,740,000
  North Carolina GO Series 2002F
    DN (Wachovia Bank N.A.
    LOC) (A-1, VMIG-1)
    3.12%(b)                           04/07/06                1,300             1,300,000
  North Carolina GO Series
    2003A-23 DN (Wachovia Bank
    N.A. SBPA) (A-1)
    3.21%(b)(c)                        04/07/06                  300               300,000

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  North Carolina Medical Care
    Commission Health Care
    Facilities RB (Carolina
    Meadows, Inc. Project) Series
    2004 DN (Allied Irish Bank
    PLC LOC) (VMIG-1)
    3.19%(b)                           04/07/06               $2,300            $2,300,000
  North Carolina Medical Care
    Commission Health Care
    Facilities RB (Novant Health
    Group Project) Series 2004A
    DN (J.P. Morgan Chase Bank
    SBPA) (A-1+, VMIG-1)
    3.18%(b)                           04/07/06                  700               700,000
  North Carolina Medical Care
    Commission Hospital RB
    (Aces-Pooled Equipment
    Financing Project) Series 1985
    DN (MBIA Insurance, KBC
    Bank SBPA) (A-1+, VMIG-1)
    3.25%(b)                           04/07/06                7,900             7,900,000
  North Carolina Medical Care
    Commission Hospital RB
    (Baptist Hospitals Project)
    Series 2000 DN (Wachovia
    Bank N.A. LOC)
    (A-1, VMIG-1)
    3.19%(b)                           04/07/06                  800               800,000
  North Carolina Medical Care
    Commission Hospital RB
    (Lincoln Health System
    Project) Series 1996A DN
    (Bank of America N.A. LOC)
    (A-1, VMIG-1)
    3.18%(b)                           04/07/06                  750               750,000
  North Carolina Medical Care
    Commission Hospital RB
    (Lutheran Retirement Project)
    Series 1999 DN (Bank of
    America N.A. LOC) (F-1+)
    3.18%(b)                           04/07/06                1,870             1,870,000
  North Carolina Medical Care
    Commission Hospital RB
    (McDowell Hospital, Inc.
    Project) Series 1999 DN
    (Wachovia Bank N.A. SBPA)
    (A-1)
    3.18%(b)                           04/03/06                  150               150,000
  North Carolina Medical Care
    Commission Hospital RB
    (Park Ridge Hospital Project)
    Series 1988 DN (NationsBank
    LOC) (A-1+)
    3.17%(b)                           04/07/06                4,825             4,825,000
  North Carolina Medical Care
    Commission Retirement
    Facilities RB (Brookwood
    Project) Series 2001C DN
    (Branch Banking & Trust Co.
    LOC) (A-1)
    3.27%(b)                           04/07/06                  600               600,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              17

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  North Carolina Medical Care
    Commission Retirement
    Facilities RB (United Methodist
    Project) Series 2005B DN
    (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    3.20%(b)                            04/07/06               $1,300            $1,300,000
  North Carolina Medical Care
    Community Health Care
    Facilities RB (Duke University
    Health Systems Project)
    Series 2005C DN
    (A-1+, VMIG-1)
    3.16%(b)                            04/07/06                1,200             1,200,000
  North Carolina Medical Care
    Community Health Care
    Facilities RB (Watauga
    Medical Center Project) Series
    2005 DN (Wachovia Bank
    N.A. LOC) (VMIG-1)
    3.18%(b)                            04/07/06                1,900             1,900,000
  North Carolina State GO (Public
    Improvement Projects) Series
    2002E DN (Landesbank
    Hessen-Thuringen
    Girozentrale LOC)
    (A-1+, VMIG-1)
    3.17%(b)                            04/07/06                1,500             1,500,000
  North Carolina State Water &
    Sewer RB Series 2001 DN
    (Bank of America LOC)
    (A-1+, VMIG-1)
    3.20%(b)                            04/07/06                2,700             2,700,000
  Pender County Industrial
    Facilities Pollution Control
    Financing Authority RB (Hey
    Realty LLC Project) Series
    2006 DN (Suntrust Bank LOC)
    (VMIG-1)
    3.30%(b)                            04/07/06                3,000             3,000,000
  Raleigh County COP (Downtown
    Improvement Project) Series
    2004A DN (Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    3.17%(b)                            04/07/06                  700               700,000
  Raleigh County COP (Packaging
    Facilities Project) Series
    2000A DN (Bank of America
    N.A. SBPA) (A-1+, VMIG-1)
    3.20%(b)                            04/07/06                1,210             1,210,000
  Rockingham County Industrial
    Facilities PCRB (Whiteridge,
    Inc. Project) Series 1998 AMT
    DN (Branch Banking & Trust
    Co. LOC) (Aa3, VMIG-1)
    3.30%(b)                            04/07/06                   40                40,000
  Union County GO Series 2005A
    DN (Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    3.15%(b)                            04/07/06                2,500             2,500,000
  Union County GO Series 2005B
    DN (Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    3.11%(b)                            04/07/06                  800               800,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  Winston-Salem Water & Sewer
    System RB Series 2002C DN
    (Credit Locale de France
    LOC) (A-1+, VMIG-1)
    3.20%(b)                            04/07/06               $2,775            $2,775,000

                                                                                 ==========
                                                                                 52,260,000
                                                                                 ----------
North Dakota - 0.1%
  North Dakota Housing Finance
    Agency RB Series 2001A-19
    AMT DN (Wachovia Bank N.A.
    LOC) (VMIG-1)
    3.26%(b)(c)                         04/07/06                  280               280,000
                                                                                 ----------
Ohio - 2.9%
  Fairfield County GO (Airport
    Improvement Project) Series
    2005 BAN
    3.50%                               10/19/06                  500               500,798
  Lucas County Economic
    Development RB (Maumee
    Valley Country Day School
    Project) Series 1998 AMT DN
    (MidAmerican National Bank &
    Trust Co. LOC)
    4.16%(b)                            04/07/06                  935               935,000
  Ohio Higher Educational Facility
    Community RB Series 2000C
    DN (Fifth Third Bank N.A.
    LOC)
    3.28%(b)                            04/07/06                  840               840,000
  Ohio PCRB (Ross Incineration
    Project) Series 2000-1 AMT
    DN (Bank One N.A. LOC)
    3.50%(b)                            04/07/06                  620               620,000
  Richland Correctional Facilities
    GO Series 2006 BAN
    4.25%                               02/27/07                1,000             1,007,032
  Richland County GO Series
    2005 BAN
    4.25%                               11/07/06                1,000             1,005,252
  Summit County Civic Facility RB
    (Akron Area Electric Junction
    Project) Series 2001 DN
    (Keybank N.A. LOC)
    3.25%(b)                            04/07/06                1,330             1,330,000
  Toledo City Services Special
    Assesment Notes Series 2006
    DN (State Street Bank & Trust
    Co. LOC) (MIG-1)
    3.17%(b)                            04/07/06                1,400             1,400,000
  Wood County IDRB (Aluminite,
    Inc. Project) Series 1997 AMT
    DN (Sky Bank LOC)
    4.16%(b)                            04/07/06                1,170             1,170,000

                                                                                 ==========
                                                                                  8,808,082
                                                                                 ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
18

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania - 9.6%
  Allegheny County Hospital
    Developement Authority RB
    (Health Care Dialysis Clinic
    Project) Series 1997 DN
    (Wachovia Bank LOC) (Aa2)
    3.18%(b)                             04/07/06              $   500            $  500,000
  Delaware County IDA PCRB
    (Exelon Generation Co. LLC
    Project) DN (Wachovia Bank
    LOC) (A-1+, VMIG-1)
    3.17%(b)                             04/07/06                  400               400,000
  Harrisburg Authority School RB
    (Harrisburg Project) Series
    2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank
    Girozentrale Liquidity Facility)
    (A-1+)
    3.17%(b)                             04/07/06               17,600            17,600,000
  Lancaster County Hospital
    Authority RB (Health
    Center-Masonic Homes
    Project) Series 1996 DN
    (Wachovia Bank LOC)
    (VMIG-1)
    3.18%(b)                             04/07/06                3,100             3,100,000
  Philadelphia IDRB (Gift of Life
    Donor Program Project) Series
    2003 DN (Commerce Bank
    N.A. LOC) (A-1, VMIG-1)
    3.20%(b)                             04/07/06                3,000             3,000,000
  Philadelphia Water RB
    (ABN-AMRO Munitops Trust
    Certificates) Series 2005-15
    AMT MB (FSA Insurance,
    ABN-AMRO Bank N.V. SBPA)
    (F-1+)
    3.57%(c)                             06/30/06                2,995             2,995,000
  Venango IDRB (Scrubgrass
    Project) Series 2006 MB
    (Dexia Group LOC)
    (A-1+, P-1)
    3.21%                                04/06/06                2,000             2,000,000

                                                                                  ==========
                                                                                  29,595,000
                                                                                  ----------
Puerto Rico - 0.0%
  Commonwealth of Puerto Rico
    GO (Tender Option
    Certificates) Series 2001 DN
    (FSA Insurance, Bank of New
    York Liquidity Facility) (A-1+)
    3.19%(b)(c)                          04/03/06                  100               100,000
                                                                                  ----------
South Carolina - 1.5%
  Charleston County School
    District GO Series 2005 TAN
    (MIG-1)
    3.75%                                04/13/06                1,000             1,000,266
  Greenwood County Exempt
    Facility IDRB Series 2004
    AMT DN (Fuji Photo Film Co.
    Guaranty) (A-1+)
    3.30%(b)                             04/07/06                1,500             1,500,000

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
South Carolina (Continued)
  Medical University Hospital
    Authority RB Series 2005A-5
    DN (MBIA Insurance, Bank of
    America N.A. SBPA) (VMIG-1)
    3.22%(b)(c)                          04/07/06              $ 2,230            $2,230,000

                                                                                  ==========
                                                                                   4,730,266
                                                                                  ----------
Texas - 5.4%
  Frisco ISD GO Series 2004C-24
    DN (PSF Guaranty, Wachovia
    Bank SBPA) (VMIG-1)
    3.21%(b)(c)                          04/07/06                4,425             4,425,000
  Gulf Coast IDRB (Cinergy
    Solutions Project) Series 2004
    AMT DN (Cinergy Co.
    Guaranty) (A-2, VMIG-2)
    3.43%(b)                             04/07/06                2,800             2,800,000
  Houston Housing Finance Corp.
    RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004
    PT-2101 AMT DN (Merrill
    Lynch & Co. Guaranty) (F-1+)
    3.30%(b)(c)                          04/07/06                1,600             1,600,000
  Lower Colorado River Authority
    RB (Wachovia Merlots Trust
    Receipts) Series 2000 DN
    (FSA Insurance, Wachovia
    Bank N.A. SBPA)
    (Aaa, VMIG-1)
    3.21%(b)(c)                          04/07/06                1,900             1,900,000
  Lower Neches Valley Authority
    PCRB (Chevron USA, Inc.
    Project) Series 1987 MB
    (Chevron-Texaco Guaranty)
    (A-1+, P-1)
    3.35%                                08/15/06                1,135             1,135,000
  Northside ISD GO (School
    Building Project) Series 2005
    MB (Depfa Bank SBPA)
    (A-1+, MIG-1)
    2.85%                                06/15/06                1,800             1,800,000
  Texas GO Series 2005 TRAN
    (SP-1+, MIG-1)
    4.50%                                08/31/06                3,000             3,015,078

                                                                                  ==========
                                                                                  16,675,078
                                                                                  ----------
Vermont - 1.1%
  Vermont Educational & Health
    Buildings Financing Agency
    RB (North Country Hospital
    Project) Series 2002A DN (TD
    BankNorth N.A. LOC)
    (VMIG-1)
    3.19%(b)                             04/07/06                2,900             2,900,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              19

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Vermont (Continued)
  Vermont Educational & Health
    Buildings Financing Agency
    RB (Rutland Medical Center
    Project) Series 2001A DN
    (National Westminster Bank
    LOC) (A-1)
    3.24%(b)                           04/07/06               $  400            $  400,000

                                                                                ==========
                                                                                 3,300,000
                                                                                ----------
Virginia - 4.8%
  Alexandria IDRB (American
    Correctional Assoc. Project)
    Series 2006 DN (Bank of
    America N.A. LOC) (VMIG-1)
    3.18%(b)                           04/07/06                  600               600,000
  Alexandria IDRB (Assoc. for
    Supervision & Curriculum
    Development Project) Series
    1997 DN (Wachovia Bank
    N.A. LOC) (A-1)
    3.18%(b)                           04/07/06                  205               205,000
  Alexandria IDRB (Goodwin
    House Project) Series 2005
    DN (Wachovia Bank N.A.
    LOC) (A-1)
    3.17%(b)                           04/03/06                  800               800,000
  Alexandria IDRB (YMCA of
    Billings Project) Series 1998
    DN (M&T Bank Corp. LOC)
    (A-1)
    3.24%(b)                           04/07/06                  525               525,000
  Chesapeake Bay Bridge &
    Tunnel Commonwealth District
    RB (Wachovia Merlots Trust
    Receipts) Series 2003 DN
    (MBIA Insurance, Wachovia
    Bank N.A. Liquidity Facility)
    (VMIG-1)
    3.21%(b)(c)                        04/03/06                  595               595,000
  Fairfax County IDRB (Inova
    Health Systems Project)
    Series 2000 DN (Inova Health
    System Liquidity Facility)
    (A-1+, VMIG-1)
    3.12%(b)                           04/07/06                  600               600,000
  Halifax County GO (Vepco
    Project) Series 2006 TECP
    (A-2, P-2)
    3.36%                              04/06/06                2,000             2,000,000
  Loudoun County IDRB (Howard
    Hughes Medical Institute
    Project) Series 2003C DN
    (A-1+, VMIG-1)
    3.14%(b)                           04/07/06                  500               500,000
  Norfolk Redevelopment &
    Housing Authority Multi-Family
    Housing RB (Residential
    Rental Project) Series 2003
    AMT DN (SunTrust Bank
    LOC)
    3.33%(b)                           04/07/06                2,013             2,013,000
  Prince William County GO
    Series 2006 TECP (A-2, P-2)
    3.31%                              04/06/06                  300               300,000

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  Richmond IDRB (Diocese of
    Virginia Church School
    Project) Series 2001 DN
    (SunTrust Bank LOC)
    (VMIG-1)
    3.17%(b)                           04/03/06               $  300            $  300,000
  Tobacco Settlement Financing
    Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005 PA-1303 DN (Merrill
    Lynch & Co. Guaranty, Merrill
    Lynch Capital Services SBPA)
    (F-1+)
    3.23%(b)(c)                        04/07/06                1,200             1,200,000
  Tobacco Settlement Financing
    Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005 PA-1341 DN (Merrill
    Lynch Insured, Merrill Lynch
    LOC) (F-1+)
    3.23%(b)(c)                        04/07/06                  300               300,000
  University of Virginia RB
    (Wachovia Merlots Trust
    Receipts) Series 2003B-31 DN
    (Wachovia Bank N.A. SBPA)
    (VMIG-1)
    3.21%(b)(c)                        04/07/06                  900               900,000
  Virginia College Building
    Authority RB Series 2003-379
    DN (J.P. Morgan Chase Bank
    LOC) (A-1+)
    3.21%(b)(c)                        04/07/06                  400               400,000
  Virginia Housing Development
    Authority RB (Commonwealth
    Mortgage Project) Series
    2005C-C-II AMT MB
    (A-1+, MIG-1)
    3.00%                              04/04/06                2,000             2,000,000
  Virginia State Public School
    Authority RB (School
    Financing Referendum
    Project) Series 2003D MB
    (AA+, Aa1)
    5.00%                              04/07/06                1,600             1,619,557

                                                                                ==========
                                                                                14,857,557
                                                                                ----------
Washington - 0.7%
  Energy Northwest Washington
    Electric RB Series 2003D-3-1
    DN (FSA Insured, Dexia Credit
    Local SBPA) (A-1+, VMIG-1)
    3.17%(b)                           04/07/06                1,600             1,600,000
  Yakima County Public Corp. RB
    (Michelsen Packaging Co.
    Project) Series 2000 AMT DN
    (Bank of America N.A. LOC)
    (A-1+)
    3.28%(b)                           04/07/06                  505               505,000

                                                                                ==========
                                                                                 2,105,000
                                                                                ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  PAR
                                   MATURITY      (000)         VALUE
                                  ----------   ---------   -------------
MUNICIPAL BONDS (Continued)
Wisconsin - 0.8%
  Amery IDRB (Plastech Corp.
    Project) Series 1997 AMT DN
    (U.S. Bank N.A. LOC)
    3.39%(b)                        04/07/06      $2,000      $2,000,000
  Mequon IDRB (Johnson Level
    GRW Investment Project)
    Series 1995 AMT DN (Bank
    One N.A. LOC)
    3.50%(b)                        04/03/06         565         565,000

                                                              ==========
                                                               2,565,000
                                                              ----------

TOTAL INVESTMENTS IN SECURITIES -  99.5%
  (Cost $307,283,681(a))                     307,283,681
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.5%                           1,405,463
                                             -----------
NET ASSETS - 100.0%                         $308,689,144
                                            ============
-------------------

 (a) Aggregate cost for federal income tax purposes.
 (b) Rates shown are the rates as of March 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of March
       31, 2006, the Portfolio held 26.1% of its net assets, with a current market value of $80,617,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              21

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
MUNICIPAL BONDS - 101.2%
New Jersey - 101.2%
  Bernards Township GO Series
    2005 BAN
    4.25%                             09/08/06              $ 2,335            $2,347,419
  Burlington County Bridge RB
    (Lutheran Home Project)
    Series A DN (Commerce Bank
    LOC) (VMIG-1)
    3.17%(b)                          04/07/06                4,170             4,170,000
  Burlington County MB Series
    2005C BAN
    3.75%                             07/13/06                2,000             2,002,538
  Chester Township GO Series
    2005 BAN
    3.75%                             05/26/06                1,028             1,029,666
  Garden State Preservation Trust
    RB (New Jersey Open Space
    & Farmland Putters Project)
    Series 1188 DN (FSA
    Insurance, J.P. Morgan Chase
    LOC) (F-1)
    3.21%(b)(c)                       04/07/06                5,310             5,310,000
  Gloucester County Industrial
    Financing Authority PCRB
    (Exxon Mobil Corp. Project)
    Series 2003 DN (Exxon Mobil
    Corp. Guaranty)
    (A-1+, VMIG-1)
    2.85%(b)                          04/03/06                  250               250,000
  Hudson County Improvement
    Authority RB (Essential
    Purpose Pooled Government
    Project) Series 1986 DN
    (Bank of New York LOC)
    3.10%(b)                          04/07/06                1,800             1,800,000
  Jersey City Redevelopment
    Authority RB (Dixon Hills
    Project) Series 2000A DN
    (Federal National Mortgage
    Assoc. Guaranty, Federal
    National Mortgage Assoc.
    Liquidity Facility) (A-1+)
    3.17%(b)                          04/07/06                3,350             3,350,000
  Little Ferry GO Series 2005 BAN
    4.00%                             07/21/06                1,100             1,104,002
  Manville GO Series 2006 BAN
    3.50%                             06/27/06                2,683             2,686,632
  Middle Township GO (Special
    Emergency Notes) Series
    2005 MB
    4.00%                             07/21/06                1,000             1,003,549
  Montclair GO Series 2006 BAN
    (A-1)
    4.25%                             08/15/06                2,662             2,669,609
  New Jersey Economic
    Development Authority
    Multi-Mode IDRB (V&S Amboy
    Galvanizing LLC Project)
    Series 1999 AMT DN
    (KeyBank N.A. LOC)
    3.32%(b)                          04/07/06                2,120             2,120,000
  New Jersey Economic
    Development Authority RB
    (Applewood Estates Project)
    Series 2005C DN
    (A-2, VMIG-1)
    3.10%(b)                          04/07/06                5,600             5,600,000

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Economic
    Development Authority RB
    (Cigarette Project) Series
    2004R ROC-II DN (Citigroup
    Guaranty) (VMIG-1)
    3.24%(b)(c)                       04/07/06              $ 2,075            $2,075,000
  New Jersey Economic
    Development Authority RB
    (Citibank P-Float Trust
    Receipts) Series 2004
    ROC-II-R-309 DN (Assured
    Guaranty Corp. Insurance,
    Citibank N.A. SBPA) (A-1+)
    3.22%(b)(c)                       04/07/06                7,265             7,265,000
  New Jersey Economic
    Development Authority RB
    (Clipper Tax Exempt Trust
    Receipts Trust) Series
    2005-33B DN (State Street
    Bank & Trust Co. SBPA)
    (VMIG-1)
    3.21%(b)(c)                       04/07/06               14,000            14,000,000
  New Jersey Economic
    Development Authority RB
    (Denglas Technologies
    Project) Series 2000 AMT DN
    (Commerce Bank N.A. LOC)
    3.32%(b)                          04/07/06                1,200             1,200,000
  New Jersey Economic
    Development Authority RB
    (Hamilton Industrial
    Development Project) Series
    1998 AMT DN (Wachovia
    Bank N.A. LOC)
    3.24%(b)                          04/07/06                1,540             1,540,000
  New Jersey Economic
    Development Authority RB (J.
    James Realty Co. Project)
    Series 1998 AMT DN
    (Wachovia Bank N.A. LOC)
    3.29%(b)                          04/07/06                  550               550,000
  New Jersey Economic
    Development Authority RB
    (Jacea LLC Project) Series
    2004 AMT DN (Wachovia
    Bank N.A. LOC)
    3.29%(b)                          04/07/06                3,465             3,465,000
  New Jersey Economic
    Development Authority RB
    (Landesbank
    Hessen-Thuringen
    Girozentrale P-Float Trust
    Receipts) Series 2004 MT-035
    DN (Assured Guaranty Corp.
    Insurance, Landesbank
    Hessen-Thuringen
    Girozentrale SBPA) (A-1)
    3.20%(b)(c)                       04/07/06                6,795             6,795,000
  New Jersey Economic
    Development Authority RB
    (Macon Trust Project) Series
    2005H DN (FGIC Insurance,
    Bank of America N.A. LOC)
    (A-1+)
    3.20%(b)(c)                       04/07/06                  625               625,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
22

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
            NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Economic
    Development Authority RB
    (Nandan Co. Project) Series
    2000 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    3.22%(b)                            04/07/06               $3,220            $3,220,000
  New Jersey Economic
    Development Authority RB
    (Nandan Co. Project) Series
    2001 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    3.22%(b)                            04/07/06                1,530             1,530,000
  New Jersey Economic
    Development Authority RB
    (Pennington Montessori
    School Project) Series 1998
    DN (Wachovia Bank N.A.
    LOC)
    3.29%(b)                            04/07/06                1,125             1,125,000
  New Jersey Economic
    Development Authority RB
    (Project PT-2634) Series 2005
    DN (FSA Insurance, Merrill
    Lynch SBPA) (A-1)
    3.20%(b)(c)                         04/07/06                6,780             6,780,000
  New Jersey Economic
    Development Authority RB
    (Somerset Hills YMCA Project)
    Series 2003 DN (Commerce
    Bank N.A. LOC)
    3.22%(b)                            04/07/06                  100               100,000
  New Jersey Economic
    Development Authority RB
    (Stuart Country Day School
    Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    3.15%(b)                            04/07/06                1,650             1,650,000
  New Jersey Economic
    Development Authority RB
    (Thermal Energy LP Project)
    Series 1995 AMT DN (Bank
    One N.A. LOC) (VMIG-1)
    3.21%(b)                            04/07/06                1,000             1,000,000
  New Jersey Educational
    Facilities Authority RB
    (Princeton University Project)
    Series 2002B DN
    (A-1+, VMIG-1)
    2.85%(b)                            04/01/06                  400               400,000
  New Jersey Educational
    Facilities RB (Princeton
    University Project) Series
    2006 MB (A-1+)
    3.26%                               05/19/06                5,000             5,000,000
  New Jersey Environmental
    Infrastructure Trust RB (ENCP
    Golf Holdings LLC Project)
    Series 2005 AMT DN
    (Wachovia Bank LOC)
    (VMIG-1)
    3.20%(b)                            04/07/06                6,800             6,800,000
  New Jersey Environmental
    Infrastructure Trust RB Series
    2004-585 AMT DN (J.P.
    Morgan Chase Bank SBPA)
    (VMIG-1)
    3.24%(b)(c)                         04/07/06                4,015             4,015,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Health Care
    Facilities Financing Authority
    RB (Meridian Nursing &
    Rehabilitation Project) Series
    2004A-3 DN (Bank of America
    N.A. LOC)
    3.13%(b)                            04/07/06               $  100            $  100,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (Merrill Lynch P-Float Trust
    Receipts) Series 2001
    PT-1319 DN (AMBAC
    Insurance, Merrill Lynch
    Capital Services SBPA) (A-1)
    3.22%(b)(c)                         04/07/06                7,860             7,860,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (South Jersey Hospital
    Systems Project) Series
    2004A-4 DN (Wachovia Bank
    LOC) (VMIG-1)
    3.14%(b)                            04/07/06                  300               300,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (St. Joseph's Project)
    Series 2003A-6 DN (Valley
    National Bank LOC)
    (A2, VMIG-1)
    3.17%(b)                            04/07/06                1,105             1,105,000
  New Jersey Health Care
    Facilities Financing Authority
    RB Series 2004-943 DN
    (Morgan Stanley Group
    Liquidity Facility, FGIC
    Insurance) (F-1+)
    3.21%(b)(c)                         04/07/06                4,385             4,385,000
  New Jersey Higher Education
    Student Loan Assistance
    Authority RB Series 200A MB
    (AAA)
    5.50%                               06/01/06                  545               546,739
  New Jersey Housing & Mortgage
    Finance Agency Multi-Family
    RB Series 2005-1012 AMT
    MB (FGIC Insurance, Morgan
    Stanley Liquidity Facility)
    (VIMG-1)
    3.50%(c)                            06/01/06                1,380             1,380,000
  New Jersey Housing & Mortgage
    Finance Agency Multi-Family
    RB Series 2006A AMT DN
    (FSA Insurance, Lloyds Bank
    SBPA) (A-1+)
    3.19%(b)                            04/07/06                1,000             1,000,000
  New Jersey Housing & Mortgage
    Finance Agency RB
    (Wachovia Merlots Trust
    Receipts) Series 2000A-2 DN
    (MBIA Insurance, Wachovia
    Bank N.A. SBPA) (Aaa)
    3.25%(b)(c)                         04/07/06                1,055             1,055,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              23

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
            NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Tobacco Settlment
    Financing Corp. RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2005 PA-1284 DN
    (Merrill Lynch SBPA, Merrill
    Lynch Guarantor) (A-1)
    3.22%(b)(c)                           04/07/06               $5,915            $5,915,000
  New Jersey Turnpike Authority
    RB Series 2005-II-R-4071 MB
    (Citigroup Liquidity Facility,
    FSA Insurance) (VMIG-1)
    3.54%(c)                              08/17/06                2,490             2,490,000
  Port Authority of New York &
    New Jersey Putter RB Series
    2005-1089 AMT DN (CDC
    IXIS Financial Guaranty
    Insurance, J.P. Morgan Chase
    SBPA) (F-1)
    3.24%(b)(c)                           04/07/06                1,755             1,755,000
  Port Authority of New York &
    New Jersey Putter RB Series
    2005-1095 AMT DN (CDC
    IXIS Financial Guaranty
    Insurance, J.P. Morgan Chase
    SBPA) (VMIG-1)
    3.24%(b)(c)                           04/07/06                2,980             2,980,000
  Port Authority of New York &
    New Jersey RB (P-Float Trust
    Receipts) Series 2005-3177
    AMT DN (AMBAC Insurance,
    Merrill Lynch Liquidity Facility)
    (A-1)
    3.22%(b)(c)                           04/07/06                6,575             6,575,000
  Port Authority of New York &
    New Jersey Special Obligation
    RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004-056
    AMT DN (FGIC Insurance,
    Banque Nationale de Paribas
    SBPA) (F-1+)
    3.22%(b)(c)                           04/07/06                7,855             7,855,000
  Readington Township GO Series
    2006 BAN
    4.25%                                 02/07/07                2,000             2,015,882
  Salem County Pollution Control
    Financing Authority RB
    (Atlantic City Electric Co.
    Project) Series 1997B DN
    (Bank of New York LOC)
    (A-1+, VMIG-1)
    3.13%(b)                              04/07/06                  550               550,000
  Southampton GO Series 2005B
    BAN
    4.00%                                 07/28/06                2,564             2,573,476
  Tobacco Settlement Financing
    Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2006-1350 DN (Merrill Lynch
    & Co. LOC) (F-1+)
    3.23%(b)(c)                           04/07/06                2,305             2,305,000
  Wanaque Borough GO Series
    2006 BAN
    4.50%                                 02/16/07                1,000             1,009,780
  Washington Township Morris
    County GO Series 2005 BAN
    4.00%                                 10/27/06                3,306             3,322,461

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  Weehawken Township GO
    Series 2005 BAN
    4.00%                                 07/14/06               $1,000            $1,002,764

                                                                                   ==========

TOTAL INVESTMENTS IN SECURITIES -
101.2%
  (Cost $162,659,517(a))                        162,659,517
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (1.2)%                         (1,912,461)
                                                -----------
NET ASSETS - 100.0%                            $160,747,056
                                               ============
-------------------

 (a) Aggregate cost for federal income tax purposes.
 (b) Rates shown are the rates as of March 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of March
       31, 2006, the Portfolio held 56.9% of its net assets, with a current market value of $91,420,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
24

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.6%
North Carolina - 98.0%
  ABN AMRO Munitops Trust
    Receipts RB Series 2005-52
    DN (ABN AMRO Bank N.V.
    LOC) (VMIG-1)
    3.21%(b)(c)                         04/07/06               $1,300            $1,300,000
  Charlotte Water & Sewer System
    GO Series 2005 TECP
    (Wachovia Bank LOC)
    (F-1+, A-1+)
    2.90%                               04/26/06                1,300             1,300,000
    2.88%                               06/08/06                1,400             1,400,000
    3.25%                               08/01/06                1,000             1,000,000
    3.32%                               08/01/06                1,500             1,500,000
  Charlotte-Mecklenburg Hospital
    Authority RB (Carolina's
    Healthcare Project) Series
    2005B DN (Bank of America
    SBPA) (A-1+, VMIG-1)
    3.14%(c)                            04/03/06                  200               200,000
  Cleveland County Industrial
    Facilities PCRB (Blanchford
    Rubber Project) Series 2003
    AMT DN (Bank One N.A.
    LOC)
    3.29%(c)                            04/07/06                2,530             2,530,000
  Durham County Multi-Family
    Housing RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005-Pt-3279 DN (Merrill
    Lynch Capital Services
    Liquidity Facility) (F-1+)
    3.30%(b)(c)                         04/07/06                3,000             3,000,000
  Lee County Industrial Facilities
    PCRB (Trion, Inc. Project)
    Series 1995 DN (Wachovia
    Bank N.A. LOC)
    3.28%(c)                            04/07/06                  100               100,000
  Lee County Industrial Facilities
    PCRB (Var-Arden Corp.
    Project) Series 1999 AMT DN
    (Comerica Bank N.A. LOC)
    3.34%(c)                            04/07/06                5,000             5,000,000
  Mecklenburg County Industrial
    Facilities PCRB (Peidmont
    Plastics Project) Series 1997
    AMT DN (Branch Banking &
    Trust Co. LOC) (Aa3, VMIG-1)
    3.30%(c)                            04/07/06                  880               880,000
  North Carolina Capital Facilities
    COP (Duke University Project)
    TECP (A-1+, P-1)
    3.18%                               05/03/06                2,500             2,500,000
    3.35%                               05/03/06                5,000             5,000,000
  North Carolina Housing Finance
    Agency RB Series 2002
    ROC-II-R-175 DN (Citibank
    Liquidity Facility) (VMIG-1)
    3.25%(b)(c)                         04/07/06                3,880             3,880,000
  North Carolina Housing Finance
    Agency RB Series 2005B-22
    AMT MB (Societe Generale
    GIC) (A-1+, MIG-1)
    3.20%                               11/01/06                1,000             1,000,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  North Carolina Medical Care
    Commission Health Care
    Facilities RB (Carolina
    Meadows, Inc. Project) Series
    2004 DN (Allied Irish Bank
    PLC LOC) (VMIG-1)
    3.19%(c)                            04/07/06               $2,700            $2,700,000
  North Carolina Medical Care
    Commission Health Care
    Facilities RB (Lutheran
    Services for the Aging Project)
    Series 1998 DN (Branch
    Banking & Trust Co. LOC)
    (A-1, VMIG-1)
    3.18%(c)                            04/07/06                  100               100,000
  North Carolina Medical Care
    Commission Hospital RB
    (Aces-Pooled Equipment
    Financing Project) Series 1985
    DN (MBIA Insurance, KBC
    Bank SBPA) (A-1+, VMIG-1)
    3.25%(c)                            04/07/06                  500               500,000
  North Carolina Medical Care
    Commission Hospital RB
    (Baptist Hospital Project)
    Series 1996 DN (Wachovia
    Bank N.A. LOC)
    (A-1+, VMIG-1)
    3.18%(c)                            04/07/06                  200               200,000
  North Carolina Medical Care
    Commission Hospital RB
    (Park Ridge Hospital Project)
    Series 1988 DN (NationsBank
    LOC) (A-1+)
    3.17%(c)                            04/07/06                2,100             2,100,000
  North Carolina Medical Care
    Commission Retirement
    Facilities RB (Aldersgate
    Project) Series 2001 DN
    (Branch Banking & Trust Co.
    LOC) (A-1)
    3.27%(c)                            04/07/06                1,155             1,155,000
  North Carolina Medical Care
    Commission Retirement
    Facilities RB (United Methodist
    Project) Series 2005B DN
    (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    3.20%(c)                            04/07/06                  625               625,000
  North Carolina Medical Care
    Community Health Care
    Facilities RB (Duke University
    Health Systems Project)
    Series 2005C DN
    (A-1+, VMIG-1)
    3.16%(c)                            04/07/06                  600               600,000
  North Carolina Medical Care
    Community Health Care
    Facilities RB (Watauga
    Medical Center Project) Series
    2005 DN (Wachovia Bank
    N.A. LOC) (VMIG-1)
    3.18%(c)                            04/07/06                  300               300,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              25

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
          NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  North Carolina Ports Authority
    Exempt Facilities RB
    (Wilmington Bulk LLC Project)
    Series 2001A AMT DN
    (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    3.30%(c)                            04/07/06               $1,205            $1,205,000
  North Carolina State Educational
    Assistance Authority RB
    (Student Loans) Series
    2005A-2 DN (Kredietbank
    LOC) (A-1, VMIG-1)
    3.23%(c)                            04/07/06                1,250             1,250,000
  North Carolina State GO (Public
    Improvement Projects) Series
    2002E DN (Landesbank
    Hessen-Thuringen
    Girozentrale LOC)
    (A-1+, VMIG-1)
    3.17%(c)                            04/07/06                  650               650,000
  North Carolina State GO Series
    2005 MB (AAA, Aa1)
    5.10%                               06/01/06                1,000             1,018,061
  Raleigh County COP (Downtown
    Improvement Project) Series
    2004A DN (Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    3.17%(c)                            04/07/06                  100               100,000
  Raleigh Durham Airport Authority
    Airport RB (P-Floats Trust
    Receipts) Series 2005-100
    AMT DN (AMBAC Insurance,
    Landesbank Hessen Liquidity
    Facility) (VMIG-1)
    3.25%(b)(c)                         04/07/06                3,000             3,000,000
  Richmond County Industrial
    Facilities PCRB (Ritz-Craft
    Corp., Inc.) Series 2005 DN
    (Mercantile Safe Deposit &
    Trust Co. LOC)
    (A-1+, VMIG-1)
    3.22%(c)                            04/07/06                2,900             2,900,000
  Rockingham County Industrial
    Facilities PCRB (Medibeg, Inc.
    Project) Series 1997 AMT DN
    (Wachovia Bank N.A. LOC)
    (Aa2)
    3.28%(c)                            04/07/06                1,200             1,200,000
  Rockingham County Industrial
    Facilities PCRB (Whiteridge,
    Inc. Project) Series 1998 AMT
    DN (Branch Banking & Trust
    Co. LOC) (Aa3, VMIG-1)
    3.30%(c)                            04/07/06                  360               360,000
  Rutherford County Industrial
    Facilities PCRB (All American
    Homes Project) Series 1996
    AMT DN (Bank One N.A.
    LOC)
    3.50%(c)                            04/07/06                1,100             1,100,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  Sampson County Industrial
    Facilities PCRB (Dubose
    Strapping, Inc. Project) Series
    1997 DN (Wachovia Bank
    N.A. LOC)
    3.33%(c)                            04/07/06               $  600            $  600,000
  Union County GO Series 2005B
    DN (Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    3.11%(c)                            04/07/06                1,000             1,000,000
  University of North Carolina
    Chapel Hill RB Series
    2006-1287 DN (Morgan
    Stanley Group LOC) (A-1)
    3.20%(b)(c)                         04/07/06                4,000             4,000,000
  Wake County GO Series 2004A
    DN (Landesbank
    Hessen-Thuringen
    Girozentrale SBPA)
    (A-1+, MIG-1)
    4.00%(c)                            04/03/06                1,000             1,000,000
  Wake County Housing Finance
    Authority RB (Casa Melvid
    Multi-Family Housing Project)
    Series 2001A AMT DN
    (SunTrust Bank LOC)
    (VMIG-1)
    3.28%(c)                            04/07/06                2,800             2,800,000
  Washington County Industrial
    Facilities PCRB (Mackey's
    Ferry Sawmill, Inc. Project)
    Series 1997 AMT DN
    (Wachovia Bank N.A. LOC)
    (Aa2)
    3.28%(c)                            04/07/06                  430               430,000
  Winston-Salem COP (Risk
    Acceptance Management
    Corp. Project) Series 1988 DN
    (Dexia Credit Local LOC)
    (A-1+)
    3.20%(c)                            04/07/06                  415               415,000
  Winston-Salem GO Series 1990
    DN (Wachovia Bank N.A.
    LOC) (A-1+, VMIG-1)
    3.16%(c)                            04/07/06                  220               220,000

                                                                                 ==========
                                                                                 62,118,061
                                                                                 ----------
Puerto Rico - 1.6%
  Commonwealth of Puerto Rico
    GO Series 2005 TRAN
    (Multiple LOCs)
    (SP-1+, MIG-1)
    4.50%                               07/28/06                1,000             1,004,066
                                                                                 ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
26

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
          NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                              VALUE
                                         ---------------
TOTAL INVESTMENTS IN SECURITIES -
99.6%
  (Cost $63,122,127(a))                     $ 63,122,127
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.4%                             271,758
                                            ------------
NET ASSETS - 100.0%                         $ 63,393,885
                                            ============
-------------------

 (a) Aggregate cost for federal income tax purposes.
 (b) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of March
       31, 2006, the Portfolio held 23.9% of its net assets, with a current market value of $15,180,000, in securities restricted as to resale.
  (c) Rates shown are the rates as of March 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              27

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
MUNICIPAL BONDS - 100.6%
Ohio - 100.6%
  Akron Income Tax RB
    (Community Learning Centers
    Project) Series 2004A DN
    (FGIC Insurance, ABN-AMRO
    Bank N.V. SBPA) (A-1, F-1+)
    3.21%(b)(c)                        04/07/06               $5,500            $5,500,000
  American Municipal Power, Inc.
    GO (Amherst City Project)
    Series 2005 BAN
    3.40%                              11/30/06                  795               795,000
  American Municipal Power, Inc.
    GO (Cleveland Public Power
    Project) Series 2005 BAN
    3.10%                              08/17/06                1,783             1,783,000
  American Municipal Power, Inc.
    GO (Columbus Electric
    System Project) Series 2005
    BAN
    3.00%                              07/13/06                  500               500,000
  American Municipal Power, Inc.
    GO (Hubbard Project) Series
    2005 BAN
    3.50%                              12/13/06                  945               945,000
  American Municipal Power, Inc.
    GO (Oberlin Project) Series
    2005 BAN
    3.45%                              12/07/06                  475               475,000
  American Municipal Power, Inc.
    GO (Ohio, Inc. Project) Series
    2005-2002 BAN
    3.35%                              11/02/06                  845               845,000
  American Municipal Power, Inc.
    GO (St. Mary's Project) Series
    2005 BAN
    3.20%                              10/05/06                  500               500,000
  American Municipal Power, Inc.
    GO (Woodville Village Project)
    Series 2005 BAN
    3.25%                              07/20/06                  800               800,467
  Avon GO Series 2006 BAN
    3.85%                              04/12/07                  275               275,660
  Brooklyn IDRB (Dylon Industries,
    Inc. Project) Series 1999 AMT
    DN (KeyBank N.A. LOC)
    3.32%(c)                           04/07/06                  790               790,000
  Brunswick GO Series 2005 BAN
    2.90%                              04/06/06                2,030             2,030,054
  Brunswick GO Series 2006 BAN
    3.60%                              04/05/07                1,015             1,017,436
  Cambridge City Hospital
    Facilities Authority RB
    (Regional Medical Center
    Project) Series 2001 DN
    (National City Bank N.A. LOC)
    (VMIG-1)
    3.20%(c)                           04/07/06                2,000             2,000,000
  Celina GO Series 2006 BAN
    3.75%                              11/15/06                  760               761,833
    4.75%                              11/15/06                  250               251,592

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Cincinnati City School District
    GO (School Improvement
    Project) Series 2002 MB (FSA
    Insurance) (AAA, Aaa)
    4.50%                              06/01/06               $  500            $  500,935
  City of Westerville GO
    (ABN-AMRO Munitops Trust
    Certificates) Series 2001 DN
    (ABN-AMRO Bank N.V. LOC)
    (VMIG-1)
    3.21%(c)                           04/07/06                1,000             1,000,000
  Clark County GO (Green
    Meadows II Project) Series
    2006 MB
    3.67%                              02/14/07                  580               581,322
  Clark County GO Series 2006
    BAN (Fifth Third Bank N.A.
    LOC)
    3.70%                              11/15/06                2,505             2,510,356
  Clark County Multi-Family RB
    (Masonic Home Project)
    Series 1999 DN (AMBAC
    Insurance, KeyBank N.A.
    LOC) (VMIG-1)
    3.20%(c)                           04/07/06                1,765             1,765,000
  Cleveland Airport System RB
    (Stars Certificates Project)
    Series 2004 DN (FSA
    Insurance, Banque Nationale
    de Paribas LOC) (VMIG-1)
    3.25%(b)(c)                        04/07/06                5,560             5,560,000
  Cleveland-Cuyahoga County
    Port Authority Educational
    Facility RB (Laurel School
    Project) Series 2004 DN
    (KeyBank N.A. LOC)
    3.25%(c)                           04/07/06                1,140             1,140,000
  Columbus Regional Airport
    Authority RB Series 2005 DN
    (U.S. Bank N.A. LOC)
    (AA1, VMIG-1)
    3.19%(c)                           04/07/06                  355               355,000
  Cuyahoga County Civic Facility
    RB (Orion Services, Inc.
    Project) Series 2001 DN
    (Bank One N.A. LOC)
    3.45%(c)                           04/07/06                3,200             3,200,000
  Cuyahoga County Economic
    Development RB (Berea
    Children's Home Project)
    Series 2000 DN (Huntington
    National Bank LOC) (VMIG-1)
    3.37%(c)                           04/07/06                1,880             1,880,000
  Cuyahoga County Economic
    Development RB (Cleveland
    Botanical Garden Project)
    Series 2001 DN (M&T Bank
    Corp. LOC) (VMIG-1)
    3.20%(c)                           04/07/06                  635               635,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
28

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Cuyahoga County IDRB (Great
    Lakes Brewing Co. Project)
    Series 2001 AMT DN
    (Huntington National Bank
    LOC)
    3.47%(c)                            04/07/06               $1,170            $1,170,000
  Cuyahoga County IDRB (Marine
    Mechanical Corp. Project)
    Series 2000 AMT DN (Royal
    Bank of Scotland LOC)
    3.30%(c)                            04/07/06                2,040             2,040,000
  Cuyahoga County IDRB (Trio
    Diversified Co. Project) Series
    2000 AMT DN (KeyBank N.A.
    LOC)
    3.32%(c)                            04/07/06                1,645             1,645,000
  Darke County GO Series 2005
    BAN
    3.75%                               07/11/06                1,000             1,002,555
  Delaware County Economic
    Development RB (The
    Columbus Zoological Park
    Associates, Inc. Project)
    Series 2003 DN (Huntington
    National Bank LOC)
    3.35%(c)                            04/07/06                2,295             2,295,000
  Delaware County IDRB (Air
    Waves, Inc. Project) Series
    1995 DN (KeyBank N.A. LOC)
    3.32%(c)                            04/07/06                   80                80,000
  Englewood GO Series 2005
    BAN
    4.00%                               08/29/06                  625               627,241
  Erie County IDRB (Brighton
    Manor Co. Project) Series
    1986 AMT DN (KeyBank N.A.
    LOC)
    3.32%(c)                            04/07/06                4,200             4,200,000
  Franklin County Economic
    Development RB (Columbus
    Montessori Educational Center
    Project) Series 2000 DN
    (Huntington National Bank
    LOC)
    3.27%(c)                            04/07/06                1,570             1,570,000
  Franklin County Healthcare
    Facilities RB (Heritage Day
    Health Centers Project) Series
    2002 DN (Huntington National
    Bank LOC)
    3.25%(c)                            04/07/06                  405               405,000
  Franklin County Healthcare
    Facilities RB (Willow Brook
    Christian Project) Series 2004
    DN (Fifth Third Bank LOC)
    (A-1+)
    3.21%(c)                            04/07/06                  600               600,000
  Franklin County Municipal
    Securities Trust Certificates
    RB Series 2002A-9047 DN
    (AMBAC Insurance, Bear
    Stearns SBPA) (A-1)
    3.22%(b)(c)                         04/07/06                1,500             1,500,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Fulton County IDRB (Haas Door
    Co. & Nofziger Doors
    International, Inc. Project)
    Series 1999 AMT DN
    (National City Bank N.A. LOC)
    3.40%(c)                            04/07/06               $  360            $  360,000
  Geauga County RB (Thistle
    Lane Project) Series 2000
    AMT DN (Huntington National
    Bank LOC)
    3.47%(c)                            04/07/06                2,310             2,310,000
  Greene County IDRB (AFC
    Stamping & Production, Inc.,
    Barsplice Products Project)
    Series 1995 AMT DN
    (KeyBank N.A. LOC)
    3.32%(c)                            04/07/06                  240               240,000
  Hamilton County Economic
    Development RB (Taft
    Museum Project) Series 2002
    DN (Fifth Third Bank N.A.
    LOC)
    3.19%(c)                            04/07/06                1,700             1,700,000
  Hamilton County Hospital
    Facilities RB (Children's
    Hospital Medical Center
    Project) Series 2000 DN (J.P.
    Morgan Chase Bank LOC)
    (VMIG-1)
    3.17%(c)                            04/07/06                  750               750,000
  Hamilton County Hospital
    Facilities RB (Drake Center,
    Inc. Project) Series 1999A DN
    (VMIG-1)
    3.17%(c)                            04/07/06                1,300             1,300,000
  Hamilton County Hospital
    Facilities RB (Health Alliance
    Project) Series 1997B DN
    (MBIA Insurance, Credit
    Suisse SBPA) (A-1+, VMIG-1)
    3.19%(c)                            04/07/06                  850               850,000
  Jackson RB (Hospital Facilities
    Project) Series 2005 DN
    (Radian Insurance, Fifth Third
    Bank N.A. LOC) (AA, F-1+)
    3.22%(c)                            04/07/06                7,000             7,000,000
  Lebanon GO (Fire Department
    Improvement Project) Series
    2005 BAN
    3.75%                               07/05/06                1,120             1,122,692
  Licking County GO (Moundview
    Project) Series 2005 BAN
    4.00%                               09/07/06                  700               702,659
  Licking County GO Series 2006
    MB
    4.50%                               12/14/06                4,900             4,935,125
  Lorain County IDRB (Ohio
    Metallurgical Services Project)
    Series 2001 AMT DN (First
    Merit Bank N.A. LOC)
    3.47%(c)                            04/07/06                1,790             1,790,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              29

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Lyndhurst City GO Series 2006
    BAN
    3.70%                               03/01/07               $1,000            $1,001,762
  Mahoning County IDRB (M&J
    Development Ltd. Project)
    Series 2002 AMT DN
    (KeyBank N.A. LOC)
    3.32%(c)                            04/07/06                2,560             2,560,000
  Mentor IDRB (Arrow Machine
    Co. Ltd. Project) Series 1997
    DN (First Merit Bank N.A.
    LOC)
    3.30%(c)                            04/07/06                1,335             1,335,000
  Montgomery County Healthcare
    Facilities RB Series 2002 DN
    (Bank One N.A. LOC)
    3.28%(c)                            04/07/06                2,500             2,500,000
  North Canton GO Series 2005
    BAN
    4.00%                               04/07/06                  500               501,802
  North Olmsted GO Series 2005
    BAN
    3.15%                               05/03/06                  875               875,217
  Ohio Building Authority RB
    (Merrill Lynch P-Floats Trust
    Receipts) Series 2005-2937
    DN (FSA Insurance Merrill
    Lynch SBPA)
    3.19%(b)(c)                         04/07/06                    5                 5,000
  Ohio Environmental
    Improvement RB (Newark
    Group Industries, Inc. Project)
    Series 1996 AMT DN (Chase
    Manhattan LOC) (A-1)
    3.22%(c)                            04/07/06                5,900             5,900,000
  Ohio Higher Educational Facility
    Community RB Series 2000C
    DN (Fifth Third Bank N.A.
    LOC)
    3.28%(c)                            04/07/06                  495               495,000
  Ohio Higher Educational Facility
    RB (Cedarville University
    Project) Series 2004 DN
    (KeyBank N.A. LOC)
    3.25%(c)                            04/07/06                1,175             1,175,000
  Ohio Housing Finance Agency
    Mortgage RB (Wachovia
    Merlots Trust Receipts) Series
    2001A-78 DN (Wachovia Bank
    N.A. LOC) (VMIG-1)
    3.26%(b)(c)                         04/07/06                1,510             1,510,000
  Ohio Housing Finance Agency
    Mortgage RB Series 2001
    AMT DN (Bank of America
    N.A. LOC) (VMIG-1)
    3.29%(b)(c)                         04/07/06                1,360             1,360,000
  Ohio Housing Finance Agency
    Mortgage RB Series 2004D
    AMT DN (Federal Home Loan
    Bank SBPA) (VMIG-1)
    3.19%(c)                            04/07/06                1,250             1,250,000
  Ohio Housing Finance Agency
    Multi-Family Housing RB
    (Lincoln Park Assoc. Project)
    Series 1985 MB (Bank One
    N.A. LOC) (MIG-1)
    3.50%                               05/01/06                1,600             1,600,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Ohio Housing Finance Agency
    RB (Clipper Tax-Exempt
    Certificates Trust Project)
    Series 2004-08 AMT DN
    (Lloyds Bank SBPA) (VMIG-1)
    3.26%(b)(c)                         04/07/06               $9,231            $9,231,000
  Ohio IDRB (Ashley Ward, Inc.
    Project) Series 1997 AMT DN
    (Fifth Third Bank N.A. LOC)
    3.31%(c)                            04/07/06                  470               470,000
  Ohio PCRB (Ross Incineration
    Project) Series 2000-1 AMT
    DN (Bank One N.A. LOC)
    3.50%(c)                            04/07/06                1,380             1,380,000
  Ohio State Solid Waste RB
    (Republic Services, Inc.
    Project) Series 2005 AMT DN
    (A-2)
    3.45%(c)                            04/07/06                1,000             1,000,000
  Ohio State University GO Series
    2006 BAN (A-1+, P-1)
    3.25%                               04/07/06                1,250             1,250,000
  Ohio University General
    Receipts RB Series 2005B DN
    (A-1+)
    3.09%(c)                            04/07/06                  100               100,000
  Pepper Pike City GO Series
    2005 BAN
    3.00%                               06/22/06                  396               396,173
  Portage County IDRB (Action
    Super Abrasive Project) Series
    1996 AMT DN (Huntington
    National Bank N.A. LOC)
    3.41%(c)                            04/07/06                  750               750,000
  Portage County IDRB
    (Bauer/Hibbard Properties Ltd.
    Project) Series 1998 DN
    (National City Bank N.A. LOC)
    3.40%(c)                            04/07/06                  780               780,000
  Putnam County Health Care
    Facilities RB (Hilty Memorial
    Home Project) Series 2004
    DN (LaSalle Bank N.A. LOC)
    3.26%(c)                            04/07/06                3,495             3,495,000
  Richland Correctional Facilities
    GO Series 2006 BAN
    4.25%                               02/27/07                1,000             1,007,032
  Richland County GO (Computer
    Acquistion Project) Series
    2006 BAN
    4.00%                               03/27/07                  615               619,969
  Richland County GO Series
    2005 BAN
    4.00%                               08/08/06                  475               476,712
    4.25%                               11/07/06                1,310             1,316,881
  Rickenbacker Port Authority RB
    (P-Float Trust Receipts) Series
    2004 PT-2453 AMT DN
    (Merrill Lynch Guaranty)
    (F-1+)
    3.30%(b)(c)                         04/07/06                5,155             5,155,000
  Sandusky County IDRB
    (Brighton Manor Co. Project)
    Series 1986 AMT DN
    (KeyBank N.A. LOC) (VMIG-1)
    3.32%(c)                            04/07/06                2,800             2,800,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
30

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  St. Mary's GO Series 2005 BAN
    3.30%                               09/14/06               $  500           $   500,549
  Stark County IDRB (Thakar
    Properties LLC Project) Series
    2002 AMT DN (National City
    Bank N.A. LOC)
    3.30%(c)                            04/07/06                3,500             3,500,000
  Strongsville IDRB (Web Plastics
    Co. Project) Series 1997 DN
    (National City Bank N.A. LOC)
    3.40%(c)                            04/07/06                  555               555,000
  Summit County IDRB (Flutes
    LLC Project) Series 2002 AMT
    DN (Marshall & Ilsley Bank
    LOC)
    3.30%(c)                            04/07/06                2,330             2,330,000
  Summit County IDRB (Jendrisak
    Properties Project) Series
    2001 AMT DN (First Merit
    Bank N.A. LOC)
    3.47%(c)                            04/07/06                1,970             1,970,000
  Summit County IDRB (KB
    Compost Services, Inc.
    Project) Series 2001 AMT DN
    (KeyBank N.A. LOC)
    3.32%(c)                            04/07/06                1,550             1,550,000
  Summit County IDRB (Sigma
    Properties Project) Series
    2000A AMT DN (National City
    Bank N.A. LOC)
    3.35%(c)                            04/07/06                  965               965,000
  Summit County IDRB (Waltco
    Truck Equipment Project)
    Series 1988 AMT MB
    (Skandinaviska Enskilda LOC)
    4.10%                               07/15/06                  270               270,000
  Summit County Port Authority
    RB (Meadow Lane Building
    LLC Project) Series 2003A
    AMT DN (KeyBank N.A. LOC)
    3.32%(c)                            04/07/06                2,500             2,500,000
  Toledo GO Certificates Trust
    Series 2004-18 MB (FGIC
    Insurance, State Aid
    Withholding Guaranty, ABN
    AMRO SBPA) (VMIG-1)
    3.54%(b)                            06/30/06                1,000             1,000,000
  Toledo Multi-Family Housing RB
    (Cherrywood Apartments
    Project) Series 2001 AMT DN
    (KeyBank N.A. LOC)
    3.32%(c)                            04/07/06                2,675             2,675,000
  Trumbull County IDRB (Ellwood
    Engineered Project) Series
    2004 AMT DN (KeyBank LOC)
    3.32%(c)                            04/07/06                1,700             1,700,000
  Trumbull County IDRB (United
    Steel Service, Inc. Project)
    Series 2000B AMT DN (Bank
    One N.A. LOC)
    3.65%(c)                            04/07/06                  310               310,000
  University of Cincinnati RB
    Series 2004B DN (AMBAC
    Insurance, Bayerische
    Landesbank Girozentrale
    SBPA) (A-1+, VMIG-1)
    3.17%(c)                            04/07/06                  460               460,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  University of Toledo RB (Societe
    Generale Trust Receipts)
    Series 2001 SGA-125 DN
    (FGIC Insurance, Societe
    Generale Liquidity Facility)
    (A-1+)
    3.22%(b)(c)                         04/07/06               $9,855           $ 9,855,000
  Western Reserve Housing
    Development Corp. Economic
    RB (Trumbull Metropolitan
    Housing Project) Series 2003
    DN (KeyBank N.A. LOC)
    3.31%(c)                            04/07/06                3,445             3,445,000
  Wood County Economic
    Development RB (Hammill
    Manufacturing Co. Project)
    Series 2000 AMT DN (Sky
    Bank LOC)
    4.16%(c)                            04/07/06                1,660             1,660,000
  Wood County Economic
    Development RB (Precision
    Aggregate II Project) Series
    1996 AMT DN (Mid American
    National Banking & Trust
    LOC)
    4.16%(c)                            04/07/06                1,720             1,720,000
  Wood County Economic
    Development RB (Sun Seed
    Holding Co., Inc. Project)
    Series 2001A AMT DN (Sky
    Bank LOC)
    4.16%(c)                            04/07/06                1,365             1,365,000
  Wood County Economic
    Development RB (Toledo
    Electrical Joint Apprenticeship
    & Training Fund Project)
    Series 2000 DN (Sky Bank
    LOC)
    4.16%(c)                            04/07/06                  780               780,000

                                                                                ===========
                                                                                170,000,024
                                                                                -----------

TOTAL INVESTMENTS IN SECURITIES -
100.6%
  (Cost $170,000,024(a))                        170,000,024
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (0.6)%                           (936,131)
                                                -----------
NET ASSETS - 100.0%                            $169,063,893
                                               ============
-------------------

 (a) Aggregate cost for federal income tax purposes.
 (b) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of March
       31, 2006, the Portfolio held 24.1% of its net assets, with a current market value of $40,676,000, in securities restricted as to resale.
  (c) Rates shown are the rates as of March 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              31

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.7%
Pennsylvania - 98.8%
  Allegheny County Hospital
    Developement Authority RB
    (Health Care Dialysis Clinic
    Project) Series 1997 DN
    (Wachovia Bank LOC) (Aa2)
    3.18%(b)                              04/07/06              $ 2,000            $2,000,000
  Allegheny County Hospital
    Development Authority RB
    (Putter Trust Receipts) Series
    1281 DN (FGIC Insurance,
    J.P. Morgan Liquidity Facility)
    (A-1)
    3.21%(b)(c)                           04/07/06               10,000            10,000,000
  Allegheny County IDRB
    (Carnegie Museums
    Pittsburgh Project) Series
    2005 DN (Citizens Bank LOC)
    (Aaa, VMIG-1)
    3.20%(b)                              04/07/06                4,000             4,000,000
  Allegheny County IDRB
    (Commonwealth Development
    Parkway Project) Series
    1994A DN (National City Bank
    N.A. LOC) (Aa3)
    3.22%(b)                              04/07/06                2,400             2,400,000
  Allegheny County IDRB (UPMC
    Health System Project) Series
    2002C DN (Comerica Bank
    N.A. LOC) (A-1)
    3.19%(b)                              04/07/06                1,600             1,600,000
  Berks County IDRB (Beacon
    Container Corp. Project)
    Series 1997A AMT DN
    (Wachovia Bank N.A. LOC)
    (P-1)
    3.33%(b)                              04/07/06                  605               605,000
  Berks County IDRB (Tray Pak
    Co. Project) RB Series 2001A
    AMT DN (Wachovia Bank N.A.
    LOC)
    3.33%(b)                              04/07/06                2,485             2,485,000
  Blair County IDRB Series 2003
    AMT DN (Fulton Bank LOC)
    (A-1, VMIG-1)
    3.37%(b)                              04/07/06                2,035             2,035,000
  Bucks County IDRB (LTL Color
    Compounders Project) Series
    1999B DN (Wilmington Trust
    Co. LOC)
    3.33%(b)                              04/07/06                  935               935,000
  Cambria County IDA Resource
    Recovery RB (Cambria Cogen
    Co. Project) Series 1998A-2
    AMT DN (Bayerische
    Landesbank Girozentrale
    LOC) (VMIG-1)
    3.35%(b)                              04/07/06               16,000            16,000,000
  Carlisle Area School District GO
    Series 2004-G44 DN (MBIA
    Insurance, J.P. Morgan Chase
    Bank SBPA) (VMIG-1)
    3.21%(b)(c)                           04/07/06                2,020             2,020,000

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Chester County Health &
    Education Facilities
    Retirement Community RB
    (Kendal Crosslands
    Community Project) Series
    2003 DN (Allied Irish Bank
    PLC LOC) (A-1)
    3.19%(b)                              04/07/06              $ 1,965            $1,965,000
  Chester County IDA Student
    Housing RB (University
    Student Housing Limited
    Project) Series 2003 DN
    (Royal Bank of Scotland PLC
    LOC) (VMIG-1)
    3.21%(b)                              04/07/06                8,150             8,150,000
  Chester County IDRB (RV
    Industrial, Inc. Project) Series
    2001AMT DN (M&T Bank
    Corp. LOC) (A-1)
    3.32%(b)                              04/07/06                3,300             3,300,000
  Crawford County IDRB Series
    2000 AMT DN (National City
    Bank N.A. LOC)
    3.35%(b)                              04/07/06                1,035             1,035,000
  Cumberland County IDRB
    (Lawrence Schiff Silk Co.
    Project) Series 1998 AMT DN
    (Wachovia Bank N.A. LOC)
    3.33%(b)                              04/07/06                  755               755,000
  Cumberland County Municipal
    Authority RB (Presbyterian
    Homes Project) Series 2005B
    DN (Radian Insurance,
    Wachovia Bank N.A. LOC)
    (A-1+)
    4.25%(b)                              12/01/06                2,800             2,814,385
  Cumberland County Municipal
    Authority RB (Wesley Affiliated
    Services, Inc. Project) Series
    2005 DN (Sovereign Bancorp
    LOC) (A-1+)
    3.19%(b)                              04/07/06                8,000             8,000,000
  Dauphin County IDRB Series
    2005 AMT DN (Citizens Bank
    LOC) (A-1+)
    3.20%(b)                              04/07/06                4,000             4,000,000
  Delaware County IDRB
    (Melmark Inc. Project) Series
    2006 DN
    3.22%(b)                              04/07/06                  750               750,000
  Delaware Valley Regional
    Finance Authority Local
    Government RB Series 1985A
    DN (National Australia LOC)
    (A-1, VMIG-1)
    3.18%(b)                              04/07/06                2,500             2,500,000
  East Hempfield Township IDRB
    (Herley Industrial, Inc. Project)
    Series 2001 AMT DN (M&T
    Bank Corp. LOC) (A-1)
    3.32%(b)                              04/07/06                2,590             2,590,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
32

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  East Hempfield Township IDRB
    (Herley Industrial, Inc. Project)
    Series 2005 AMT DN (M&T
    Bank Corp. LOC)
    (A-1, VMIG-1)
    3.32%(b)                              04/07/06              $ 2,700            $2,700,000
  Erie County IDRB (American
    Turned Products Project)
    Series 1997 AMT DN
    (KeyBank N.A. LOC)
    3.32%(b)                              04/07/06                1,235             1,235,000
  Fayette County IDRB (Dynamic
    Material Corp. Project) Series
    1998 AMT DN (KeyBank N.A.
    LOC)
    3.32%(b)                              04/07/06                1,675             1,675,000
  Franklin County IDRB
    (Chambersburg Hospital
    Project) Series 2000 DN
    (AMBAC Insurance, Wachovia
    Bank N.A. SBPA) (A-1)
    3.27%(b)                              04/07/06                2,050             2,050,000
  Franklin County IDRB (Menno
    Haven Project) Series 2001
    DN (Radian Insurance, Fleet
    National Bank SBPA) (A-1+)
    3.24%(b)                              04/07/06                1,680             1,680,000
  Franklin County IDRB (Precast
    System Project) Series 2001A
    AMT DN (M&T Bank Corp.
    LOC) (A-1)
    3.32%(b)                              04/07/06                1,760             1,760,000
  Greater Latrobe School Authority
    RB (School Building Project)
    Series 1998 MB
    4.45%                                 04/01/06                  200               200,000
  Harrisburg Authority School RB
    (Harrisburg Project) Series
    2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank
    Girozentrale Liquidity Facility)
    (A-1+)
    3.17%(b)                              04/07/06                5,700             5,700,000
  Horizon Hospital System
    Authority Health & Housing
    Facility RB (St. Paul Homes
    Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    3.22%(b)                              04/07/06                7,345             7,345,000
  Horizon Hospital System
    Authority Health & Housing
    Facility RB (St. Paul Homes
    Project) Series 2005 DN (M&T
    Bank Corp. LOC) (A-1+)
    3.22%(b)                              04/07/06                7,900             7,900,000
  Indiana County IDA PCRB
    (Exelon Generation Project)
    Series 2003A AMT DN (BNP
    Paribas LOC) (A-1, VMIG-1)
    3.23%(b)                              04/03/06                  285               285,000
  Indiana County IDRB
    (Conemaugh Project) Series
    1997A AMT DN (Bank One
    N.A.) (VMIG-1)
    3.28%(b)                              04/07/06               10,600            10,600,000

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Lackawanna County IDRB (Herff
    Jones, Inc. Project) Series
    2001 AMT DN (National City
    Bank N.A. LOC)
    3.30%(b)                              04/07/06              $ 2,800            $2,800,000
  Lancaster County Hospital
    Authority RB (Ephrata
    Community Hospital Project)
    Series 2006 DN (Fulton LOC)
    (VMIG-1)
    3.28%(b)                              04/07/06                6,600             6,600,000
  Lancaster County Hospital
    Authority RB (Health Center
    Luthercare Project) Series
    1999 DN (M&T Bank Corp.
    LOC) (A-1)
    3.22%(b)                              04/07/06                4,965             4,965,000
  Lancaster County Hospital
    Authority RB (Lancaster
    General Hospital Project)
    Series 2002 DN (Fulton Bank
    LOC) (VMIG-1)
    3.27%(b)                              04/07/06                4,000             4,000,000
  Lancaster County Hospital
    Authority RB (Landis Homes
    Retirement Community
    Project) Series 2002 DN (M&T
    Bank Corp. LOC) (A-1)
    3.22%(b)                              04/07/06                8,610             8,610,000
  Lancaster County Hospital
    Authority RB (Quarryville
    Presbyterian Project) Series
    2000 DN (M&T Bank Corp.
    LOC) (A-1)
    3.19%(b)                              04/07/06                3,175             3,175,000
  Lancaster County IDRB (Clean
    Creek Partners Project) Series
    2000 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    3.32%(b)                              04/07/06                5,030             5,030,000
  Lancaster County IDRB (D&P
    Skibo LLC Project) Series
    2001 AMT DN (Wachovia
    Bank N.A. LOC)
    3.33%(b)                              04/07/06                1,485             1,485,000
  Lancaster County IDRB (John F.
    Martin & Sons Project) Series
    2001 AMT DN (Fulton Bank
    LOC) (A-2)
    3.42%(b)                              04/07/06                  700               700,000
  Lancaster County IDRB (Miller
    Building Systems Project)
    Series 1998 AMT DN (Bank
    One N.A. LOC)
    3.50%(b)                              04/07/06                1,500             1,500,000
  Lancaster County IDRB
    (Oakfront LP Project) Series
    2001 AMT DN (M&T Bank
    Corp. LOC) (A-2, P-1)
    3.32%(b)                              04/07/06                2,180             2,180,000
  Lawrence County IDRB (L&N
    Metallurgical Products Project)
    Series 1996 AMT DN (Banque
    Nationale de Paribas LOC)
    3.40%(b)                              04/07/06                3,990             3,990,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              33

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Lawrence County IDRB (Villa
    Maria Project) Series 2003 DN
    (Allied Irish Bank PLC LOC)
    (VMIG-1)
    3.20%(b)                           04/07/06              $ 5,345            $5,345,000
  Lebanon County Health Facility
    RB (Cornwall Manor Project)
    Series 2002 DN (Radian
    Insurance, Fleet National Bank
    SPBA) (A-1+)
    3.27%(b)                           04/07/06                5,100             5,100,000
  Lebanon County Health Facility
    RB (Evangelican Long Church
    Retirement Village Project)
    Series 2000 DN (Northern
    Trust LOC) (A-1+)
    3.22%(b)                           04/07/06                2,900             2,900,000
  Mercer County Industrial
    Authority Economic
    Development RB (Solar
    Atmospheres Western
    Pennsylvania Project) Series
    2001 DN (A-1)
    3.20%(b)                           04/07/06                  435               435,000
  Montgomery County Higher
    Education & Health Authority
    RB (Pennsylvania Higher
    Education & Health Loan
    Project) Series 1996A DN
    (M&T Bank Corp. LOC) (A-2)
    3.25%(b)                           04/07/06                2,800             2,800,000
  Montgomery County IDRB
    (Apple Fresh Foods Ltd.
    Project) Series 1996 AMT DN
    (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.30%(b)                           04/07/06                  650               650,000
  Northampton County IDRB
    (Bethlehem Contracting
    Project) Series 2001A AMT
    DN (M&T Bank Corp. LOC)
    (A-1)
    3.32%(b)                           04/07/06                3,440             3,440,000
  Northampton County IDRB
    (Trent Family Partnership
    Project) Series 2002 AMT DN
    (Wachovia Bank N.A. LOC)
    3.33%(b)                           04/07/06                1,980             1,980,000
  Pennsylvania Economic
    Development Financing
    Authority RB (Homewood
    Retirement Project) Series
    1992E DN (M&T Bank Corp.
    LOC) (VMIG-1)
    3.21%(b)                           04/07/06                4,575             4,575,000
  Pennsylvania Economic
    Development Financing
    Authority RB (Material
    Technology Project) Series
    2000D AMT DN (Wachovia
    Bank N.A. LOC)
    3.28%(b)                           04/07/06                  700               700,000

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania Economic
    Development Financing
    Authority RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2004-1282 AMT DN (Merrill
    Lynch & Co. LOC, Merrill
    Lynch Guaranty) (A-1)
    3.24%(b)(c)                        04/07/06              $ 5,000            $5,000,000
  Pennsylvania Economic
    Development Financing
    Authority RB (Sunoco, Inc.
    Project) Series 2004A AMT
    DN (Sunoco, Inc. Guaranty)
    (A-2, P-2)
    3.38%(b)                           04/07/06                4,700             4,700,000
  Pennsylvania Energy
    Development Authority RB
    (B&W Ebensburg Project)
    Series 1988 DN (Swiss Bank
    LOC) (A-1+, VMIG-1)
    3.22%(b)                           04/07/06                1,000             1,000,000
  Pennsylvania Higher Education
    Assistance Agency Student
    Loan RB Series 1988E AMT
    DN (Lloyds Bank LOC, Merrill
    Lynch Capital Services SBPA)
    (A-1+, VMIG-1)
    3.20%(b)                           04/07/06                  300               300,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 1988A AMT
    DN (Student Loan Marketing
    Assoc. Guaranty,
    Westdeutsche Landesbank
    Gironzentrale SBPA)
    (A-1+, VMIG-1)
    3.20%(b)                           04/07/06                1,300             1,300,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 1994A AMT
    DN (Student Loan Marketing
    Assoc. Guaranty)
    (A-1+, VMIG-1)
    3.20%(b)                           04/07/06               12,500            12,500,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 1997A AMT
    DN (Dexia Credit Local SBPA)
    (A-1+, VMIG-1)
    3.27%(b)                           04/07/06                1,900             1,900,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 2001A AMT
    DN (AMBAC Insurance)
    (A-1+, VMIG-1)
    3.27%(b)                           04/07/06                1,000             1,000,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 2001B AMT
    DN (Multiple LOCs) (VMIG-1)
    3.24%(b)                           04/07/06                4,200             4,200,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
34

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 2002A AMT
    DN (FSA Insurance)
    (A-1+, VMIG-1)
    3.27%(b)                             04/07/06              $ 6,600            $6,600,000
  Pennsylvania Higher Educational
    Facilities Authority RB
    (Association of Independent
    Colleges & Universities
    Project) Series 2004M-3 MB
    (M&T Bank Corp. LOC) (A-1)
    3.20%                                11/01/06                4,000             4,000,000
  Pennsylvania Higher Educational
    Facilities Authority RB
    (Lycoming College Project)
    Series 2003 MB (Allied Irish
    Bank PLC Liquidity Facility)
    (MIG-1)
    3.20%                                11/01/06                5,500             5,500,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2004 MT-042 DN
    (Lloyds Bank LOC, Merrill
    Lynch Capital Services SBPA)
    (F-1+)
    3.23%(b)(c)                          04/07/06               29,600            29,600,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2005-2498 DN (Merrill
    Lynch Guaranty) (F-1+)
    3.27%(b)(c)                          04/07/06                4,930             4,930,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Mount
    Aloysuis College Project)
    Series 2003 DN (Allied Irish
    Bank PLC LOC) (A-1)
    3.21%(b)                             04/07/06                2,500             2,500,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Mount
    Aloysuis College Project)
    Series 2003 MB (M&T Bank
    Corp. LOC) (MIG-1)
    3.20%                                11/01/06                1,300             1,300,000
  Pennsylvania Higher Educational
    Facilities Authority RB
    (Puttable Tax Exempt
    Receipts) Series 2006-1271
    DN (J.P. Morgan Liquidity
    Facility) (A-1+)
    3.21%(b)(c)                          04/07/06                4,870             4,870,000
  Pennsylvania Higher Educational
    Facilities Authority RB Series
    1998 DN (Banque Nationale
    de Paribas LOC) (VMIG-1)
    3.25%(b)                             04/07/06                2,800             2,800,000
  Pennsylvania Housing Finance
    Agency RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005 MT-163 AMT DN (FSA
    Guaranty, Merrill Lynch Capital
    Services SBPA) (VMIG-1)
    3.24%(b)(c)                          04/07/06                3,605             3,605,000

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania Housing Finance
    Agency RB (Putters Trust
    Receipts) Series 2005-1213
    DN (J.P. Morgan Chase Bank
    LOC) (VMIG-1)
    3.24%(b)(c)                          04/07/06              $ 2,390            $2,390,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB (Landesbank
    Hessen P-Float Trust
    Receipts) Series 2004-82B
    AMT DN (Landesbank
    Hessen-Thuringen
    Girozentrale LOC)
    (A-1+, VMIG-1)
    3.20%(b)                             04/07/06               23,350            23,350,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB (Landesbank
    Hessen P-Float Trust
    Receipts) Series 2004-85B
    AMT DN (Landesbank Hessen
    SBPA) (A-1+, VMIG-1)
    3.19%(b)                             04/07/06                1,830             1,830,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB (Landesbank
    Hessen P-Float Trust
    Receipts) Series 2004-85C
    AMT DN (Landesbank Hessen
    SBPA) (A-1+, VMIG-1)
    3.19%(b)                             04/07/06                5,645             5,645,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB Series 1992-1
    AMT DN (Landesbank SBPA)
    (VMIG-1)
    3.25%(b)                             04/07/06                8,000             8,000,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB Series 2004-83C
    AMT DN (Landesbank
    Hessen-Thuringen
    Girozentrale LOC)
    3.19%(b)                             04/07/06                4,900             4,900,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB Series 2005-87C
    AMT DN (Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    3.19%(b)                             04/07/06                8,300             8,300,000
  Pennsylvania State GO (Citibank
    ROC II R Trust) Series
    2006R-506 DN (FSA & MBIA
    Insurance, Citibank Liquidity
    Facility) (VMIG-1)
    3.21%(b)(c)                          04/07/06                4,260             4,260,000
  Pennsylvania State GO Second
    Series 2003 DN (Wachovia
    Bank N.A. LOC) (VMIG-1)
    3.21%(b)(c)                          04/07/06                2,940             2,940,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              35

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania State Turnpike
    Commission RB (ABN-AMRO
    Munitops Trust Certificates)
    Series 2004-9 DN (AMBAC
    Insurance, ABN AMRO SBPA)
    (VMIG-1)
    3.21%(b)(c)                         04/07/06              $ 2,785            $2,785,000
  Philadelphia Airport RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2005-3077 AMT DN
    (MBIA Insurance, Merrill Lynch
    Capital Services SBPA)
    3.25%(b)(c)                         04/07/06                1,765             1,765,000
  Philadelphia Authority for IDRB
    (Performing Arts Center
    Project) Series 2000 DN (First
    Union National Bank of North
    Carolina LOC) (VMIG-1)
    3.18%(b)                            04/07/06                  750               750,000
  Philadelphia Authority IDRB
    (Airport Project) Series
    1998P-1 AMT DN (FGIC
    Insurance, Bank of America
    N.A. SBPA) (A-1+)
    3.32%(b)(c)                         04/07/06                5,000             5,000,000
  Philadelphia Authority IDRB
    (Airport Project) Series 2005C
    AMT DN (MBIA Insurance, JP
    Morgan Chase SBPA)
    (A-1+, VMIG-1)
    3.26%(b)                            04/07/06                9,000             9,000,000
  Philadelphia Authority IDRB
    (Greater Philadelphia Health
    System Project) Series 2003
    DN (Commerce Bank N.A.
    Liquidity Facility) (VMIG-1)
    3.20%(b)                            04/07/06                  900               900,000
  Philadelphia Authority IDRB
    (Inglis Housing Project) Series
    1997 MB (Morgan Guaranty
    Trust LOC) (A-1+)
    3.35%                               06/26/06               11,000            11,000,000
  Philadelphia Authority IDRB
    (Settlement Music School
    Project) Series 2004 DN
    (Allied Irish Bank PLC)
    (VMIG-1)
    3.17%(b)                            04/07/06                2,165             2,165,000
  Philadelphia Authority IDRB (The
    Franklin Institute Project)
    Series 2006 DN (Bank of
    America LOC) (VMIG-1)
    3.18%(b)                            04/07/06                3,400             3,400,000
  Philadelphia Authority IDRB
    (Universal Community Homes
    Project) Series 2003 DN
    (Wachovia Bank N.A. LOC)
    3.28%(b)                            04/07/06                2,480             2,480,000
  Philadelphia City Gas Works RB
    Series 2006-6 DN (FSA
    Insurance) (A-1+)
    3.17%(b)                            04/07/06                2,000             2,000,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Philadelphia Hospitals & Higher
    Education Facilities Authority
    RB (Temple University Health)
    Series 2005A DN (Wachovia
    Bank N.A. LOC)
    (A-1+, VMIG-1)
    3.20%(b)                            04/07/06              $ 5,500            $5,500,000
  Philadelphia Redevelopment
    Authority RB Series 2005 AMT
    DN (FGIC Insurance)
    (Deutsche Bank Liquidity
    Facility) (F1+)
    3.22%(b)(c)                         04/07/06               10,310            10,310,000
  Philadelphia School District GO
    (Merill Lynch R-Float Trust
    Receipts) Series 2005
    PT-2790 DN (AMBAC
    Insurance, Merrill Lynch
    SBPA) (A-1)
    3.20%(b)(c)                         04/07/06                5,290             5,290,000
  Philadelphia Water RB
    (ABN-AMRO Munitops Trust
    Certificates) Series 2005-15
    AMT MB (FSA Insurance,
    ABN-AMRO Bank N.V. SBPA)
    (F-1+)
    3.57%(c)                            06/30/06                7,000             7,000,000
  Pittsburgh Water & Sewer
    Systems RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005-71 DN (Merrill Lynch
    Capital Services SBPA, Merrill
    Lynch & Co. Guaranty)
    3.25%(b)(c)                         04/07/06                5,855             5,855,000
  Scranton Lackawanna Health &
    Welfare Authority RB
    (Wachovia Merlots Trust
    Receipts) Series 2002A-18 DN
    (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.21%(b)(c)                         04/07/06                2,235             2,235,000
  Southcentral General Authority
    RB (Homewood Hanover
    Project) Series 2003 DN (M&T
    Trust N.A. LOC) (A-1)
    3.22%(b)                            04/07/06               18,500            18,500,000
  Southcentral General Authority
    RB (York Cerebral Palsy
    Home Project) Series 2000
    DN (Fulton Bank LOC) (A-1)
    3.27%(b)                            04/07/06                3,600             3,600,000
  Southcentral General Authority
    RB Series 2003 DN (AMBAC
    Insurance, RBC Centura Bank
    SBPA) (A-1)
    3.22%(b)                            04/07/06                8,000             8,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
36

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Southeastern Pennsylvania
    Transportation Authority
    Municipal Securities Trust
    Certificates RB (Bear Stearns
    Municipal Trust Certificates)
    Series 2001-9016A DN (FGIC
    Insurance) (A-1)
    3.22%(b)(c)                         04/07/06              $   575           $   575,000
  Southeastern Pennsylvania
    Transportation Authority
    Municipal Securities Trust
    Certificates RB (Bear Stearns
    Municipal Trust Certificates)
    Series 2001-9022 DN (FGIC
    Insurance) (A-1)
    3.22%(b)(c)                         04/07/06                  100               100,000
  State Public School Building
    Authority RB (Parkland School
    District Project) Series 1999D
    DN (FGIC Insurance) (A-1)
    3.22%(b)                            04/07/06                  955               955,000
  State Public School Building
    Authority RB (Philadelphia
    School District Project) Series
    2003-24 DN (FSA Insurance,
    ABN-AMRO Bank N.V. SBPA)
    (VMIG-1)
    3.21%(b)(c)                         04/07/06                2,145             2,145,000
  State Public School Building
    Authority RB (Wachovia
    Merlots Trust Receipts) Series
    2004A-1 DN (FSA Insurance,
    Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.21%(b)(c)                         04/07/06                3,625             3,625,000
  State Public School Building
    Authority RB Series 1257 DN
    (FSA Insurance, Liquid Facility
    Capital Corp.)
    3.24%(b)(c)                         04/03/06                3,240             3,240,000
  Union County Hospital Authority
    RB (Evangelical Community
    Hospital Project) Series 2001
    MB (Fleet National Bank
    SPBA, Radian Insurance)
    (A-1)
    3.40%                               02/01/07                8,210             8,210,000
  Union County IDRB (Stabler
    Cos., Inc. Project) Series 2001
    AMT DN (M&T Bank Corp.
    LOC) (A-1)
    3.32%(b)                            04/07/06                7,205             7,205,000
  Upper Dauphin IDRB (United
    Church Christ Homes Project)
    Series 2001 DN (First
    Tennessee Bank LOC) (A-1)
    3.18%(b)                            04/07/06                  595               595,000
  Upper Merion General Authority
    Lease RB Series 2003 DN
    (Commerce Bank N.A. LOC)
    (VMIG-1)
    3.20%(b)                            04/07/06                1,135             1,135,000
  Upper St. Clair Township GO
    Series 2002 MB (FSA
    Insurance, ABN-AMRO Bank
    N.V. SBPA) (AAA, MIG-1)
    3.57%(c)                            05/23/06                9,650             9,650,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Venango IDRB (Scrubgrass
    Project) Series 2006 MB
    (Dexia Group LOC)
    (A-1+, P-1)
    3.21%                               04/06/06              $39,382           $39,382,000
  Westmoreland County Authority
    RB (Morgan Stanley Trust)
    Series 2006-1248 DN (FSA
    Insurance, Morgan Stanley
    Liquid Facility) (VMIG-1)
    3.20%(b)(c)                         04/07/06                2,000             2,000,000
  Westmoreland County IDRB
    (Industrial Development
    McCutcheon Enterprise
    Project) Series 1999 AMT DN
    (National City Bank N.A. LOC)
    3.35%(b)                            04/07/06                1,820             1,820,000
  Westmoreland County IDRB
    (Redstone Retirement Project)
    Series 2005B DN (Sovereign
    Bank LOC, Bank of Nova
    Scotia LOC) (A-1+)
    3.18%(b)                            04/07/06                5,000             5,000,000
  York County Hospital Authority
    RB (Homewood Retirement
    Centers of The United Church
    of Christ, Inc. Project) Series
    1990 DN (M&T Bank Corp.
    LOC) (VMIG-1)
    3.21%(b)                            04/07/06                4,500             4,500,000
  York County IDRB (Allied-Signal,
    Inc. Project) Series 1993 DN
    (FGIC Insurance) (A-1)
    3.45%(b)                            04/07/06                1,000             1,000,000
  York County IDRB (Interstate
    Holdings Co. Project) Series
    2003 AMT DN (Wachovia
    Bank N.A. Liquidity Facility)
    3.33%(b)                            04/07/06                1,290             1,290,000
  York County IDRB (Raich Family
    Limited Partner Project) Series
    2000 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    3.32%(b)                            04/07/06                2,285             2,285,000
  York County IDRB (York Sheet
    Metal, Inc. Project) Series
    1998 DN (Wachovia Bank
    N.A. LOC)
    3.20%(b)                            04/07/06                2,450             2,450,000
  York General Authority RB
    (Strand Capitol Performing
    Arts Center Project) Series
    2002 DN (M&T Bank Corp.
    LOC) (A-2)
    3.25%(b)                            04/07/06                5,700             5,700,000

                                                                                ===========
                                                                                565,646,385
                                                                                -----------
Puerto Rico - 0.9%
  Commonwealth of Puerto Rico
    Infrastructure Financing
    Authority RB (Merlots) Series
    2005A-21 MB (Wachovia Bank
    LOC) (VMIG-1)
    3.32%(c)                            11/15/06                4,995             4,995,000
                                                                                -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              37

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                              VALUE
                                         ---------------
TOTAL INVESTMENTS IN SECURITIES -
99.7%
  (Cost $570,641,385(a))                    $570,641,385
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.3%                           1,607,939
                                            ------------
NET ASSETS - 100.0%                         $572,249,324
                                            ============
-------------------

 (a) Aggregate cost for federal income tax purposes.
 (b) Rates shown are the rates as of March 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of March
       31, 2006, the Portfolio held 23.8% of its net assets, with a current market value of $136,185,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
38

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                   VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.6%
Virginia - 96.3%
  Alexandria IDRB (American
    Correctional Assoc. Project)
    Series 2006 DN (Bank of
    America N.A. LOC) (VMIG-1)
    3.18%(b)                            04/07/06               $4,100            $4,100,000
  Alexandria IDRB (Goodwin
    House Project) Series 2005
    DN (Wachovia Bank N.A.
    LOC) (A-1)
    3.17%(b)                            04/03/06                  800               800,000
  Alexandria IDRB (YMCA of
    Billings Project) Series 1998
    DN (M&T Bank Corp. LOC)
    (A-1)
    3.24%(b)                            04/07/06                3,100             3,100,000
  Arlington County IDRB
    (Woodbury Park Project)
    Series 2005A DN (Federal
    Home Loan Mortgage Liquidity
    Facility) (AAA, VMIG-1)
    3.17%(b)                            04/07/06                1,550             1,550,000
  Chesapeake Bay Bridge &
    Tunnel Commonwealth District
    RB (Wachovia Merlots Trust
    Receipts) Series 2003 DN
    (MBIA Insurance, Wachovia
    Bank N.A. Liquidity Facility)
    (VMIG-1)
    3.21%(b)(c)                         04/03/06                1,000             1,000,000
  Chesterfield County IDRB
    (Merrill Lynch P-Float Trust
    Receipts) Series 2004
    PT-2133 DN (Merrill Lynch &
    Co. Guaranty, Merrill Lynch
    Capital Services SBPA)
    (F-1+, AA-)
    3.26%(b)(c)                         04/07/06                1,250             1,250,000
  Clarke County IDA Hospital
    Facilities RB (Winchester
    Medical Center, Inc.) Series
    2000 DN (Morgan Guaranty
    Trust LOC) (A-1+, VMIG-1)
    3.20%(b)                            04/07/06                1,705             1,705,000
  Commonwealth of Virginia
    Transportation Board RB
    (Citibank Trust Receipts)
    Series 2002-1013 DN
    (Citibank Liquidity Facility)
    (A-1+)
    3.21%(b)(c)                         04/07/06                  395               395,000
  Fairfax County Economic
    Development Authority RB
    (National Industries for Severe
    Handicap Project) Series 2002
    DN (SunTrust Bank LOC)
    (VMIG-1)
    3.18%(b)                            04/07/06                  450               450,000
  Fairfax County IDRB (Fairfax
    Hospital System Project)
    Series 1988C DN (Inova
    Health System Liquidity
    Facility) (A-1+, VMIG-1)
    3.13%(b)                            04/07/06                  800               800,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  Fairfax County IDRB (Inova
    Health Systems Project)
    Series 2000 DN (Inova Health
    System Liquidity Facility)
    (A-1+, VMIG-1)
    3.12%(b)                            04/07/06               $1,550            $1,550,000
  Hampton Redevelopment &
    Housing Authority RB
    (Multi-Family Housing Project)
    Series 1998 DN (Federal
    National Mortgage Assoc.
    Credit Support & LOC)
    (VMIG-1)
    3.18%(b)                            04/07/06                  200               200,000
  Hampton Roads Regional Jail
    Authority Facilities RB
    (Citibank Trust Receipts)
    Series 2004 ROCS-RR-
    II-R-2156 MB (MBIA
    Insurance, Citibank Liquidity
    Facility) (VMIG-1)
    3.43%(c)                            06/01/06                  665               665,000
  Harrisonburg IDRB (Rockingham
    Memorial Hospital Project)
    Series 2005 DN (Suntrust
    Bank LOC) (VMIG-1)
    3.16%(b)                            04/07/06                1,800             1,800,000
  Loudoun County IDRB (Hill
    School Project) Series 2002
    DN (SunTrust Bank LOC)
    (AA-, A-1+)
    3.18%(b)                            04/07/06                1,100             1,100,000
  Loudoun County IDRB (Howard
    Hughes Medical Institute
    Project) Series 2003D DN
    (A-1+, VMIG-1)
    3.17%(b)                            04/07/06                  400               400,000
  Loudoun County IDRB (Howard
    Hughes Medical Institute
    Project) Series 2003F DN
    (A-1+, VMIG-1)
    3.16%(b)                            04/07/06                  500               500,000
  Newport News IDRB Series
    2004 DN (Bank of America
    N.A. LOC) (Aa1, VMIG-1)
    3.18%(b)                            04/07/06                  100               100,000
  Peninsula Ports Authority Coal
    Terminal RB (Dominion
    Terminal Project) Series
    1987C DN (Citibank N.A.
    LOC) (P-1)
    3.15%(b)                            04/03/06                  800               800,000
  Prince William County GO
    Series 2006 TECP (A-2, P-2)
    3.31%                               04/06/06                  300               300,000
  Richmond IDRB (Diocese of
    Virginia Church School
    Project) Series 2001 DN
    (SunTrust Bank LOC)
    (VMIG-1)
    3.17%(b)                            04/03/06                1,000             1,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              39

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
             VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  Tobacco Settlement Financing
    Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005 PA-1303 DN (Merrill
    Lynch & Co. Guaranty, Merrill
    Lynch Capital Services SBPA)
    (F-1+)
    3.23%(b)(c)                          04/07/06               $3,050            $3,050,000
  Tobacco Settlement Financing
    Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005 PA-1341 DN (Merrill
    Lynch Insured, Merrill Lynch
    LOC) (F-1+)
    3.23%(b)(c)                          04/07/06                3,800             3,800,000
  University of Virginia RB (ABN
    AMRO Munitops Certificates
    Trust) Series 2005-48 DN
    (ABN AMRO SBPA) (VMIG-1)
    3.20%(b)(c)                          04/07/06                1,500             1,500,000
  Virginia Beach Development
    Authority IDRB (Ocean Ranch
    Motel Corp. Project) Series
    1998 DN (Branch Banking &
    Trust Co. LOC) (VMIG-1)
    3.20%(b)                             04/07/06                  800               800,000
  Virginia College Building
    Authority RB Series 2003-379
    DN (J.P. Morgan Chase Bank
    LOC) (A-1+)
    3.21%(b)(c)                          04/07/06                1,985             1,985,000
  Virginia Public School Authority
    RB (Merrill Lynch P-Floats
    Trust Receipts) Series
    2005-2746 DN (Merrill Lynch
    & Co. Guaranty, Merrill Lynch
    Captial Services SBPA) (F-1+)
    3.19%(b)(c)                          04/07/06                  600               600,000
  Virginia Resource Authority
    Clean Water State Revolving
    Fund RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2000 PA-790 DN (Merrill
    Lynch & Co. Guaranty, Merrill
    Lynch Captial Services SBPA)
    (A-1)
    3.19%(b)(c)                          04/07/06                  505               505,000
  Virginia State GO Series 1998
    MB (AAA, Aaa)
    4.10%                                06/01/06                  250               250,296
  Virginia State Housing Authority
    RB (Merrill Lynch P-Floats
    Trust Receipts) Series 2005
    PA-1310-R DN (MBIA Insured,
    Merrill Lynch SBPA) (F-1+)
    3.07%(b)(c)                          04/07/06                1,600             1,600,000
  Virginia State Public School
    Authority RB (School
    Financing Referendum
    Project) Series 2003D MB
    (AA+, Aa1)
    5.00%                                04/07/06                1,300             1,315,876
  Virginia State Public School
    Authority RB Series 2003 MB
    (AA+, Aa1)
    4.00%                                04/15/06                1,000             1,000,488

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  Virginia State Transportation
    Board Transportation Contract
    RB (Northern Virginia
    Transportation District Project)
    Series 1996A MB (AA+, Aa1)
    5.12%                                05/15/06               $1,345            $1,361,582
  Winchester Authority Residential
    Care Facility IDRB
    (Westminster-Cantenbury
    Project) Series 2005B DN
    (Branch Banking & Trust LOC)
    (VMIG-1)
    3.20%(b)                             04/07/06                1,000             1,000,000

                                                                                  ==========
                                                                                  42,333,242
                                                                                  ----------
Puerto Rico - 3.3%
  Commonwealth of Puerto Rico
    Electric Power Authority RB
    (Goldman Sachs Trust
    Receipts) Series 2002-1 DN
    (MBIA Insurance, Bank of New
    York SBPA) (A-1+)
    3.19%(b)(c)                          04/07/06                  800               800,000
  Commonwealth of Puerto Rico
    Infrastructure Financing
    Authority RB (Merlots) Series
    2005A-21 MB (Wachovia Bank
    LOC) (VMIG-1)
    3.32%(c)                             11/15/06                  250               250,000
  Commonwealth of Puerto Rico
    Public Improvement GO
    Series 2003C DN (MBIA
    Insurance, Merrill Lynch
    Capital Services SBPA) (A-1)
    3.16%(b)(c)                          04/07/06                  400               400,000

                                                                                  ==========
                                                                                   1,450,000
                                                                                  ----------

TOTAL INVESTMENTS IN SECURITIES -
99.6%
  (Cost $43,783,242(a))                      43,783,242
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.4%                            183,152
                                             ----------
NET ASSETS - 100.0%                         $43,966,394
                                            ===========
-------------------

 (a) Aggregate cost for federal income tax purposes.
 (b) Rates shown are the rates as of March 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of March
       31, 2006, the Portfolio held 40.5% of its net assets, with a current market value of $17,800,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
40

                                BLACKROCK FUNDS

                        Key to Investment Abbreviations

  AMBAC   American Municipal Bond Assurance Corp.
  AMT   Alternative Minimum Tax
  BAN   Bond Anticipation Note
  CDC   CDC Funding Group
  COP   Certificates of Participation
  DN   Demand Notes
  FGIC   Financial Guaranty Insurance Co.
  FSA   Financial Security Assurance
  GIC   Guaranteed Investment Contracts
  GO   General Obligation
  IDA   Industrial Development Authority
  IDRB   Industrial Development Revenue Bond
  ISD   Independent School District
  LLC   Limited Liability Co.
  LOC   Letter of Credit
  MB   Municipal Bond
  MBIA   Municipal Bond Insurance Association
  PCRB   Pollution Control Revenue Bond
  PLC   Public Limited Co.
  RB   Revenue Bond
  ROC   Reset Option Certificate
  SBPA   Stand-by Bond Purchase Agreement
  TAN   Tax Anticipation Note
  TECP   Tax-Exempt Commercial Paper
  TRAN   Tax and Revenue Anticipation Note
  XLCA   XL Capital Assurance

The ratings provided by the Fitch Investors Service, Moody's Investors Service,
Inc. and Standard & Poor's Ratings Service of the investments in the various
Portfolios are believed to be the most recent ratings available at March 31,
2006.

                                                                              41

                      STATEMENTS OF ASSETS AND LIABILITIES
                        AS OF MARCH 31, 2006 (UNAUDITED)
                                                                    U.S. TREASURY       MUNICIPAL
                                                  MONEY MARKET          MARKET        MONEY MARKET
                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO
                                               -----------------  ----------------  ---------------
ASSETS
42
 Investments at value1 .......................   $ 1,476,534,467     $ 480,658,000    $ 307,283,681
 Cash ........................................               599               467           33,545
 Interest receivable .........................         3,125,849           146,421        1,856,435
 Receivable from adviser .....................             6,322               521              268
 Capital shares sold receivable ..............            83,604                 -           33,965
 Prepaid expenses ............................            61,922            34,415           35,384
                                                 ---------------     -------------    -------------
   TOTAL ASSETS ..............................     1,479,812,763       480,839,824      309,243,278
                                                 ---------------     -------------    -------------
LIABILITIES
 Investments purchased payable ...............                 -                 -                -
 Payable to custodian ........................                 -                 -                -
 Capital shares redeemed payable .............            96,905                 -                -
 Distributions payable .......................         3,175,857         1,404,343          345,008
 Advisory fees payable .......................           395,895           101,067           72,641
 Administration fees payable .................           102,741            34,272           25,112
 Custodian fees payable ......................            22,443             1,763            6,699
 Transfer agent fees payable .................           136,539            17,288           10,784
 Distribution fees payable ...................            11,399                 -                -
 Other accrued expenses payable ..............           466,803           147,553           93,890
                                                 ---------------     -------------    -------------
   TOTAL LIABILITIES .........................         4,408,582         1,706,286          554,134
                                                 ---------------     -------------    -------------
NET ASSETS ...................................   $ 1,475,404,181     $ 479,133,538    $ 308,689,144
                                                 ===============     =============    =============
1Cost of Investments .........................   $ 1,476,534,467     $ 480,658,000    $ 307,283,681
                                                 ===============     =============    =============
AT MARCH 31, 2006, NET ASSETS
CONSISTED OF:
 Capital Paid-in .............................   $ 1,475,539,381     $ 479,137,526    $ 308,668,655
 Undistributed net investment income .........            64,239            46,591            1,193
 Acumulated net realized gain (loss) on
  investment transactions ....................          (199,439)          (50,579)          19,296
                                                 ---------------     -------------    -------------
                                                 $ 1,475,404,181     $ 479,133,538    $ 308,689,144
                                                 ===============     =============    =============

                      STATEMENTS OF ASSETS AND LIABILITIES
                        AS OF MARCH 31, 2006 (UNAUDITED)
                                                  NEW JERSEY     NORTH CAROLINA        OHIO         PENNSYLVANIA       VIRGINA
                                                   MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL       MUNICIPAL
                                                 MONEY MARKET     MONEY MARKET     MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                                               ---------------  ---------------  ---------------  ---------------  --------------
ASSETS
42
 Investments at value1 .......................   $ 162,659,517     $ 63,122,127    $ 170,000,024    $ 570,641,385    $ 43,783,242
 Cash ........................................          28,989           63,017                -                -          28,446
 Interest receivable .........................       1,141,224          325,945        1,079,913        3,096,406         263,100
 Receivable from adviser .....................             306              235              337            1,587             139
 Capital shares sold receivable ..............               -                -                -                -               -
 Prepaid expenses ............................           9,984            8,561            8,041           15,557           9,017
                                                 -------------     ------------    -------------    -------------    ------------
   TOTAL ASSETS ..............................     163,840,020       63,519,885      171,088,315      573,754,935      44,083,944
                                                 -------------     ------------    -------------    -------------    ------------
LIABILITIES
 Investments purchased payable ...............       2,669,609                -        1,544,689                -               -
 Payable to custodian ........................               -                -           74,529           18,995               -
 Capital shares redeemed payable .............               -                -                -                -               -
 Distributions payable .......................         310,985           81,447          305,716        1,142,624          98,201
 Advisory fees payable .......................          36,941            7,042           40,212          148,572           1,353
 Administration fees payable .................          12,130            4,480           12,283           38,966           2,815
 Custodian fees payable ......................           4,338            1,497            4,246            3,305           1,353
 Transfer agent fees payable .................           4,573            1,901            4,572           14,912             705
 Distribution fees payable ...................               -                -                -                -               -
 Other accrued expenses payable ..............          54,388           29,633           38,175          138,237          13,123
                                                 -------------     ------------    -------------    -------------    ------------
   TOTAL LIABILITIES .........................       3,092,964          126,000        2,024,422        1,505,611         117,550
                                                 -------------     ------------    -------------    -------------    ------------
NET ASSETS ...................................   $ 160,747,056     $ 63,393,885    $ 169,063,893    $ 572,249,324    $ 43,966,394
                                                 =============     ============    =============    =============    ============
1Cost of Investments .........................   $ 162,659,517     $ 63,122,127    $ 170,000,024    $ 570,641,385    $ 43,783,242
                                                 =============     ============    =============    =============    ============
AT MARCH 31, 2006, NET ASSETS
CONSISTED OF:
 Capital Paid-in .............................   $ 160,749,081     $ 63,396,778    $ 169,091,091    $ 572,283,168    $ 43,965,809
 Undistributed net investment income .........               -                -                -                -               -
 Acumulated net realized gain (loss) on
  investment transactions ....................          (2,025)          (2,893)         (27,198)         (33,844)            585
                                                 -------------     ------------    -------------    -------------    ------------
                                                 $ 160,747,056     $ 63,393,885    $ 169,063,893    $ 572,249,324    $ 43,966,394
                                                 =============     ============    =============    =============    ============

                          BLACKROCK FUNDS

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                       U.S. TREASURY       MUNICIPAL
                                                      MONEY MARKET         MARKET        MONEY MARKET
                                                       PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                   ----------------- ----------------- ----------------
Institutional Shares:
43
 Net Assets ......................................      $564,474,057      $189,078,421     $ 68,392,770
 Shares outstanding (unlimited authorization).....       564,570,979       189,107,177       68,334,073
 Net Asset Value .................................      $       1.00      $       1.00     $       1.00
Service Shares:
 Net Assets ......................................      $371,599,402      $259,872,671     $107,965,049
 Shares outstanding (unlimited authorization).....       371,643,933       259,925,098      107,993,550
 Net Asset Value .................................      $       1.00      $       1.00     $       1.00
Hilliard Lyons Shares:
 Net Assets ......................................      $117,082,579      $          -     $128,684,103
 Shares outstanding (unlimited authorization).....       117,087,231                 -      128,688,733
 Net Asset Value .................................      $       1.00      $          -     $       1.00
Investor A Shares:
 Net Assets ......................................      $405,611,335      $ 30,182,446     $  3,647,222
 Shares outstanding (unlimited authorization).....       405,654,161        30,170,914        3,646,982
 Net Asset Value .................................      $       1.00      $       1.00     $       1.00
Investor B Shares:
 Net Assets ......................................      $ 14,257,481      $          -     $          -
 Shares outstanding (unlimited authorization).....        14,257,678                 -                -
 Net Asset Value .................................      $       1.00      $          -     $          -
Investor C Shares:
 Net Assets ......................................      $  2,379,327      $          -     $          -
 Shares outstanding (unlimited authorization).....         2,378,638                 -                -
 Net Asset Value .................................      $       1.00      $          -     $          -

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                      NEW JERSEY     NORTH CAROLINA         OHIO          PENNSYLVANIA
                                                       MUNICIPAL        MUNICIPAL        MUNICIPAL         MUNICIPAL
                                                     MONEY MARKET     MONEY MARKET      MONEY MARKET      MONEY MARKET
                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                   ---------------- ---------------- ----------------- -----------------
Institutional Shares:
43
 Net Assets ......................................      $85,914,610      $62,431,437      $125,646,625      $461,256,655
 Shares outstanding (unlimited authorization).....       85,909,924       62,434,643       125,661,633       461,271,560
 Net Asset Value .................................      $      1.00      $      1.00      $       1.00      $       1.00
Service Shares:
 Net Assets ......................................      $59,444,064      $   646,575      $  8,207,812      $ 77,178,939
 Shares outstanding (unlimited authorization).....       59,463,491          646,365         8,210,368        77,190,312
 Net Asset Value .................................      $      1.00      $      1.00      $       1.00      $       1.00
Hilliard Lyons Shares:
 Net Assets ......................................      $         -      $         -      $          -      $          -
 Shares outstanding (unlimited authorization).....                -                -                 -                 -
 Net Asset Value .................................      $         -      $         -      $          -      $          -
Investor A Shares:
 Net Assets ......................................      $15,388,382      $   315,873      $ 35,209,456      $ 33,813,730
 Shares outstanding (unlimited authorization).....       15,382,205          315,891        35,219,089        33,816,727
 Net Asset Value .................................      $      1.00      $      1.00      $       1.00      $       1.00
Investor B Shares:
 Net Assets ......................................      $         -      $         -      $          -      $          -
 Shares outstanding (unlimited authorization).....                -                -                 -                 -
 Net Asset Value .................................      $         -      $         -      $          -      $          -
Investor C Shares:
 Net Assets ......................................      $         -      $         -      $          -      $          -
 Shares outstanding (unlimited authorization).....                -                -                 -                 -
 Net Asset Value .................................      $         -      $         -      $          -      $          -

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                        VIRGINA
                                                       MUNICIPAL
                                                     MONEY MARKET
                                                       PORTFOLIO
                                                   ----------------
Institutional Shares:
43
 Net Assets ......................................      $43,966,394
 Shares outstanding (unlimited authorization).....       43,966,000
 Net Asset Value .................................      $      1.00
Service Shares:
 Net Assets ......................................      $         -
 Shares outstanding (unlimited authorization).....                -
 Net Asset Value .................................      $         -
Hilliard Lyons Shares:
 Net Assets ......................................      $         -
 Shares outstanding (unlimited authorization).....                -
 Net Asset Value .................................      $         -
Investor A Shares:
 Net Assets ......................................      $         -
 Shares outstanding (unlimited authorization).....                -
 Net Asset Value .................................      $         -
Investor B Shares:
 Net Assets ......................................      $         -
 Shares outstanding (unlimited authorization).....                -
 Net Asset Value .................................      $         -
Investor C Shares:
 Net Assets ......................................      $         -
 Shares outstanding (unlimited authorization).....                -
 Net Asset Value .................................      $         -

                                BLACKROCK FUNDS

                                BLACKROCK FUNDS
                            STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

                                                                        U.S. TREASURY       MUNICIPAL
                                                      MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    ----------------   ---------------   ---------------
Investment income:
 Interest .......................................       $ 32,754,531       $ 9,029,437       $ 4,559,852
                                                        ------------       -----------       -----------
Expenses:
 Investment advisory fee ........................          3,260,068           968,849           675,445
 Administration fee .............................            539,649           175,935           122,563
 Administration fee - class specific ............            542,002           155,048           107,450
 Custodian fee ..................................             62,202            27,312            20,345
 Transfer agent fee .............................            202,550            26,654            16,605
 Transfer agent fee - class specific ............            188,904            32,211            20,449
 Shareholder servicing fees - class specific.....          1,199,968           325,746           297,474
 Distribution fees - class specific .............            352,218            15,577            67,781
 Legal and audit fees ...........................            113,109            40,226            31,884
 Printing fee ...................................            219,682            39,810            31,306
 Registration fees and expenses .................             39,167            26,894            31,553
 Trustees' fees .................................             26,506             8,581             4,380
 Other ..........................................             32,774            11,248             9,852
                                                        ------------       -----------       -----------
  Total expenses ................................          6,778,799         1,854,091         1,437,087
   Less investment advisory fees waived..........         (1,396,218)         (463,359)         (328,437)
   Less administration fees waived ..............                  -                 -                 -
   Less administration fees waived -
    class specific ..............................           (256,555)          (96,116)          (37,170)
   Less custodian fee waived ....................             (4,173)           (2,014)           (1,398)
   Less transfer agent fee waived ...............            (25,459)           (2,809)           (2,156)
   Less transfer agent fee waived - class
    specific ....................................             (2,832)             (531)             (236)
   Less transfer agent fee reimbursed -
    class specific ..............................            (11,968)             (992)             (511)
   Less distribution fees waived - class
    specific ....................................           (271,245)          (15,577)          (67,781)
   Less shareholder servicing fees
    waived - class specific .....................            (26,889)                -          (163,963)
                                                        ------------       -----------       -----------
  Net expenses ..................................          4,783,460         1,272,693           835,435
                                                        ------------       -----------       -----------
Net investment income ...........................         27,971,071         7,756,744         3,724,417
                                                        ------------       -----------       -----------
Net realized gain (loss) on investments .........             (2,539)                -            16,596
                                                        ------------       -----------       -----------
Net increase in net assets resulting
 from operations ................................       $ 27,968,532       $ 7,756,744       $ 3,741,013
                                                        ============       ===========       ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       44

                                BLACKROCK FUNDS

  NEW JERSEY      NORTH CAROLINA        OHIO         PENNSYLVANIA       VIRGINIA
   MUNICIPAL        MUNICIPAL         MUNICIPAL        MUNICIPAL       MUNICIPAL
 MONEY MARKET      MONEY MARKET     MONEY MARKET     MONEY MARKET     MONEY MARKET
   PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
--------------   ---------------   --------------   --------------   -------------
   $ 2,379,315        $  989,901      $ 2,303,748      $ 8,080,535       $ 477,753
   -----------        ----------      -----------      -----------       ---------
       360,340           147,898          332,406        1,193,808          71,309
        65,399            26,775           60,040          214,944          12,811
        57,413            23,095           50,936          190,078          10,443
        10,199             5,469            9,896           22,627           3,763
         7,043             4,307            6,049           25,605           2,249
        11,001             4,544            9,250           36,978           1,901
        94,106             1,433           48,024          125,201               -
         8,155               165           14,024           26,840               -
        20,951            15,782           19,587           53,742          10,763
        15,038             4,840           11,692           54,758           1,736
         9,672             9,377            8,285           12,058          10,282
         2,791             1,111            2,277            9,534             396
         4,584             2,628            2,485           13,337           1,809
   -----------        ----------      -----------      -----------       ---------
       666,692           247,424          574,951        1,979,510         127,462
      (191,261)         (122,547)        (171,228)        (512,155)        (66,639)
             -                 -                -                -          (5,119)
       (39,266)          (22,816)         (39,794)        (159,239)        (10,443)
          (732)             (383)            (680)          (1,973)           (279)
        (1,209)             (477)            (982)          (3,914)           (209)
          (236)             (177)            (177)          (1,298)            (59)
          (582)             (447)            (642)          (3,020)           (175)
        (8,155)             (165)         (14,024)         (26,840)              -
             -                 -                -                -               -
   -----------        ----------      -----------      -----------       ---------
       425,251           100,412          347,424        1,271,071          44,539
   -----------        ----------      -----------      -----------       ---------
     1,954,064           889,489        1,956,324        6,809,464         433,214
   -----------        ----------      -----------      -----------       ---------
             -                 -                -                -           1,168
   -----------        ----------      -----------      -----------       ---------
   $ 1,954,064        $  889,489      $ 1,956,324      $ 6,809,464       $ 434,382
   ===========        ==========      ===========      ===========       =========
                                          45

                                BLACKROCK FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                            MONEY MARKET PORTFOLIO
                                                    ---------------------------------------
                                                          FOR THE
                                                         SIX MONTHS           FOR THE
                                                           ENDED                YEAR
                                                          3/31/06              ENDED
                                                        (UNAUDITED)           9/30/05
                                                    ------------------  -------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................    $    27,971,071      $    31,021,152
  Net realized gain (loss) on investments .........             (2,539)             (12,296)
                                                       ---------------      ---------------
  Net increase in net assets resulting from
   operations .....................................         27,968,532           31,008,856
                                                       ---------------      ---------------
Distributions to shareholders from:
 Net investment income:
  Institutional Class .............................        (10,699,211)         (11,776,659)
  Service Class ...................................         (7,227,392)          (7,897,918)
  Hilliard Lyons Class ............................         (2,160,702)          (2,356,333)
  Investor A Class ................................         (7,552,604)          (8,655,993)
  Investor B Class ................................           (272,077)            (262,118)
  Investor C Class ................................            (59,085)             (72,131)
                                                       ---------------      ---------------
  Total distributions from net investment
   income .........................................        (27,971,071)         (31,021,152)
                                                       ---------------      ---------------
Capital share transactions ........................        (84,330,872)         103,371,897
                                                       ---------------      ---------------
  Total increase (decrease) in net assets .........        (84,333,411)         103,359,601
Net assets:
  Beginning of period .............................      1,559,737,592        1,456,377,991
                                                       ---------------      ---------------
  End of period ...................................    $ 1,475,404,181      $ 1,559,737,592
                                                       ===============      ===============
  End of period undistributed net investment
   income .........................................    $        64,239      $        64,239

                                                               U.S.TREASURY                         MUNICIPAL
                                                          MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                                    ----------------------------------- ----------------------------------
                                                         FOR THE                             FOR THE
                                                        SIX MONTHS         FOR THE          SIX MONTHS         FOR THE
                                                          ENDED              YEAR             ENDED             YEAR
                                                         3/31/06            ENDED            3/31/06            ENDED
                                                       (UNAUDITED)         9/30/05         (UNAUDITED)         9/30/05
                                                    ----------------  ----------------  ----------------  ---------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................    $   7,756,744     $   8,916,517     $   3,724,417    $   5,253,149
  Net realized gain (loss) on investments .........                -           (13,138)           16,596           11,076
                                                       -------------     -------------     -------------    -------------
  Net increase in net assets resulting from
   operations .....................................        7,756,744         8,903,379         3,741,013        5,264,225
                                                       -------------     -------------     -------------    -------------
Distributions to shareholders from:
 Net investment income:
  Institutional Class .............................       (3,230,360)       (3,930,861)         (809,349)      (1,830,876)
  Service Class ...................................       (3,991,955)       (4,276,660)       (1,194,503)      (1,193,977)
  Hilliard Lyons Class ............................                -                 -        (1,669,157)      (2,152,442)
  Investor A Class ................................         (534,429)         (708,996)          (50,215)         (75,854)
  Investor B Class ................................                -                 -                 -                -
  Investor C Class ................................                -                 -                 -                -
                                                       -------------     -------------     -------------    -------------
  Total distributions from net investment
   income .........................................       (7,756,744)       (8,916,517)       (3,723,224)      (5,253,149)
                                                       -------------     -------------     -------------    -------------
Capital share transactions ........................       25,051,235        16,889,278         8,380,141      (31,069,940)
                                                       -------------     -------------     -------------    -------------
  Total increase (decrease) in net assets .........       25,051,235        16,876,140         8,397,930      (31,058,864)
Net assets:
  Beginning of period .............................      454,082,303       437,206,163       300,291,214      331,350,078
                                                       -------------     -------------     -------------    -------------
  End of period ...................................    $ 479,133,538     $ 454,082,303     $ 308,689,144    $ 300,291,214
                                                       =============     =============     =============    =============
  End of period undistributed net investment
   income .........................................    $      46,591     $      46,591     $       1,193    $           -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       46

                                BLACKROCK FUNDS

       NEW JERSEY MUNICIPAL             NORTH CAROLINA MUNICIPAL                OHIO MUNICIPAL
      MONEY MARKET PORTFOLIO             MONEY MARKET PORTFOLIO             MONEY MARKET PORTFOLIO
----------------------------------- --------------------------------- ----------------------------------
     FOR THE                             FOR THE                           FOR THE
    SIX MONTHS         FOR THE         SIX MONTHS         FOR THE         SIX MONTHS         FOR THE
      ENDED              YEAR             ENDED            YEAR             ENDED             YEAR
     3/31/06            ENDED            3/31/06           ENDED           3/31/06            ENDED
   (UNAUDITED)         9/30/05         (UNAUDITED)        9/30/05        (UNAUDITED)         9/30/05
----------------  ----------------  ---------------  ---------------  ----------------  ---------------
   $   1,954,064     $   2,406,767     $    889,489     $  1,127,667     $   1,956,324    $   2,586,302
               -            (2,025)               -            6,898                 -                -
   -------------     -------------     ------------     ------------     -------------    -------------
       1,954,064         2,404,742          889,489        1,134,565         1,956,324        2,586,302
   -------------     -------------     ------------     ------------     -------------    -------------
      (1,096,273)       (1,340,022)        (876,157)      (1,115,968)       (1,491,159)      (2,074,310)
        (674,045)         (875,861)          (9,435)          (6,820)         (125,249)        (147,686)
               -                 -                -                -                 -                -
        (183,746)         (190,884)          (3,897)          (4,879)         (339,916)        (364,306)
               -                 -                -                -                 -                -
               -                 -                -                -                 -                -
   -------------     -------------     ------------     ------------     -------------    -------------
      (1,954,064)       (2,406,767)        (889,489)      (1,127,667)       (1,956,324)      (2,586,302)
   -------------     -------------     ------------     ------------     -------------    -------------
      11,597,312        (4,098,458)         131,703        4,608,534        49,249,690      (49,696,441)
   -------------     -------------     ------------     ------------     -------------    -------------
      11,597,312        (4,100,483)         131,703        4,615,432        49,249,690      (49,696,441)
     149,149,744       153,250,227       63,262,182       58,646,750       119,814,203      169,510,644
   -------------     -------------     ------------     ------------     -------------    -------------
   $ 160,747,056     $ 149,149,744     $ 63,393,885     $ 63,262,182     $ 169,063,893    $ 119,814,203
   =============     =============     ============     ============     =============    =============
   $           -     $           -     $          -     $          -     $           -    $           -

      PENNSYLVANIA MUNICIPAL               VIRGINIA MUNICIPAL
      MONEY MARKET PORTFOLIO             MONEY MARKET PORTFOLIO
----------------------------------- ---------------------------------
     FOR THE                             FOR THE
    SIX MONTHS         FOR THE         SIX MONTHS         FOR THE
      ENDED              YEAR             ENDED            YEAR
     3/31/06            ENDED            3/31/06           ENDED
   (UNAUDITED)         9/30/05         (UNAUDITED)        9/30/05
----------------  ----------------  ---------------  ---------------
   $   6,809,464     $   8,806,806     $    433,214     $    365,649
               -           (33,844)           1,168             (506)
   -------------     -------------     ------------     ------------
       6,809,464         8,772,962          434,382          365,143
   -------------     -------------     ------------     ------------
      (5,608,869)       (7,394,998)        (433,214)        (365,617)
        (590,308)         (518,169)               -              (32)
               -                 -                -                -
        (610,287)         (893,639)               -                -
               -                 -                -                -
               -                 -                -                -
   -------------     -------------     ------------     ------------
      (6,809,464)       (8,806,806)        (433,214)        (365,649)
   -------------     -------------     ------------     ------------
      35,574,509        48,065,937       19,795,986        6,312,686
   -------------     -------------     ------------     ------------
      35,574,509        48,032,093       19,797,154        6,312,180
     536,674,815       488,642,722       24,169,240       17,857,060
   -------------     -------------     ------------     ------------
   $ 572,249,324     $ 536,674,815     $ 43,966,394     $ 24,169,240
   =============     =============     ============     ============
   $           -     $           -     $          -     $          -

                                       47

                                BLACKROCK FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       NET                                            NET
                                      ASSET                      DISTRIBUTIONS       ASSET
                                      VALUE           NET           FROM NET         VALUE
                                    BEGINNING     INVESTMENT       INVESTMENT        END OF
                                    OF PERIOD       INCOME           INCOME          PERIOD
                                   ===========   ============   ===============   ===========
     ------------
     Money Market Portfolio
     ------------
     Institutional Class
     10/1/05 through 3/31/0612        $   1.00     $   0.0196       $   (0.0196)     $   1.00
     9/30/05                              1.00         0.0233         (0.0233)         1.00
     9/30/04                              1.00         0.0083         (0.0083)         1.00
     9/30/0311                            1.00         0.0103         (0.0103)         1.00
     9/30/0211                            1.00         0.0186         (0.0186)         1.00
     9/30/0111                            1.00         0.0496         (0.0496)         1.00
     Service Class
     10/1/05 through 3/31/0612        $   1.00     $   0.0181       $   (0.0181)     $   1.00
     9/30/05                              1.00         0.0203         (0.0203)         1.00
     9/30/04                              1.00         0.0054         (0.0054)         1.00
     9/30/0311                            1.00         0.0073         (0.0073)         1.00
     9/30/0211                            1.00         0.0156         (0.0156)         1.00
     9/30/0111                            1.00         0.0466         (0.0466)         1.00
     Hilliard Lyons Class
     10/1/05 through 3/31/0612        $   1.00     $   0.0180       $   (0.0180)     $   1.00
     9/30/05                              1.00         0.0198         (0.0198)         1.00
     9/30/04                              1.00         0.0043         (0.0043)         1.00
     9/30/0311                            1.00         0.0056         (0.0056)         1.00
     9/30/0211                            1.00         0.0139         (0.0139)         1.00
     9/30/0111                            1.00         0.0450         (0.0450)         1.00
     Investor A Class
     10/1/05 through 3/31/0612        $   1.00     $   0.0178       $   (0.0178)     $   1.00
     9/30/05                              1.00         0.0199         (0.0199)         1.00
     9/30/04                              1.00         0.0044         (0.0044)         1.00
     9/30/0311                            1.00         0.0056         (0.0056)         1.00
     9/30/0211                            1.00         0.0139         (0.0139)         1.00
     9/30/0111                            1.00         0.0449         (0.0449)         1.00
     Investor B Class
     10/1/05 through 3/31/0612        $   1.00     $   0.0155       $   (0.0155)     $   1.00
     9/30/05                              1.00         0.0151         (0.0151)         1.00
     9/30/04                              1.00         0.0015         (0.0015)         1.00
     9/30/0311                            1.00         0.0014         (0.0014)         1.00
     9/30/0211                            1.00         0.0079         (0.0079)         1.00
     9/30/0111                            1.00         0.0389         (0.0389)         1.00
     Investor C Class
     10/1/05 through 3/31/0612        $   1.00     $   0.0155       $   (0.0155)     $   1.00
     9/30/05                              1.00         0.0151         (0.0151)         1.00
     9/30/04                              1.00         0.0014         (0.0014)         1.00
     9/30/0311                            1.00         0.0014         (0.0014)         1.00
     9/30/0211                            1.00         0.0078         (0.0078)         1.00
     9/30/0111                            1.00         0.0389         (0.0389)         1.00
     -------------------
     U.S. Treasury Money Market Portfolio
     -------------------
     Institutional Class
     10/1/05 through 3/31/0612        $   1.00     $   0.0188       $   (0.0188)     $   1.00
     9/30/05                              1.00         0.0221         (0.0221)         1.00
     9/30/04                              1.00         0.0072         (0.0072)         1.00
     9/30/0311                            1.00         0.0091         (0.0091)         1.00
     9/30/0211                            1.00         0.0166         (0.0166)         1.00
     9/30/0111                            1.00         0.0464         (0.0464)         1.00
     Service Class
     10/1/05 through 3/31/0612        $   1.00     $   0.0174       $   (0.0174)     $   1.00
     9/30/05                              1.00         0.0190         (0.0190)         1.00
     9/30/04                              1.00         0.0042         (0.0042)         1.00
     9/30/0311                            1.00         0.0061         (0.0061)         1.00
     9/30/0211                            1.00         0.0136         (0.0136)         1.00
     9/30/0111                            1.00         0.0435         (0.0435)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       48

                                BLACKROCK FUNDS

                                                                                                           RATIO OF NET
                        NET                               RATIO OF TOTAL                             INVESTMENT INCOME (LOSS)
                      ASSETS           RATIO OF        EXPENSES TO AVERAGE        RATIO OF NET              TO AVERAGE
                      END OF       NET EXPENSES TO          NET ASSETS         INVESTMENT INCOME            NET ASSETS
      TOTAL           PERIOD         AVERAGE NET            (EXCLUDING           TO AVERAGE NET             (EXCLUDING
     RETURN            (000)            ASSETS               WAIVERS)                ASSETS                  WAIVERS)
================   ============   =================   =====================   ===================   =========================
         1.98%10     $  564,474              0.42%2                  0.68%2                3.93%2                      3.67%2
         2.36           574,473              0.42                    0.71                  2.30                        2.01
         0.84           593,380              0.42                    0.63                  0.78                        0.57
         1.04         2,006,202              0.42                    0.62                  1.04                        0.84
         1.87         2,462,579              0.42                    0.61                  1.86                        1.67
         5.08         2,507,649              0.42                    0.60                  4.96                        4.79

         1.83%10     $  371,599              0.72%2                  0.93%2                3.64%2                      3.43%2
         2.05           411,831              0.72                    0.96                  2.02                        1.78
         0.54           374,441              0.71                    0.93                  0.54                        0.32
         0.74           431,854              0.72                    0.94                  0.74                        0.53
         1.57           567,574              0.72                    0.91                  1.60                        1.41
         4.77           853,306              0.72                    0.90                  4.66                        4.49
         1.81%10     $  117,083              0.74%2                  1.03%2                3.61%2                      3.32%2
         2.00           116,066              0.77                    1.07                  1.98                        1.68
         0.43           116,254              0.82                    1.13                  0.42                        0.11
         0.57           148,277              0.89                    1.10                  0.56                        0.34
         1.40           144,271              0.89                    1.08                  1.40                        1.21
         4.59           163,056              0.89                    1.07                  4.49                        4.31

         1.80%10     $  405,611              0.78%2                  1.07%2                3.57%2                      3.28%2
         2.01           433,609              0.76                    1.06                  2.04                        1.74
         0.44           362,495              0.82                    1.13                  0.43                        0.12
         0.57           451,676              0.89                    1.11                  0.57                        0.36
         1.39           539,268              0.89                    1.08                  1.38                        1.19
         4.59           531,518              0.89                    1.07                  4.43                        4.25
         1.56%10     $   14,257              1.24%2                  1.79%2                3.09%2                      2.54%2
         1.52            18,716              1.24                    1.74                  1.66                        1.16
         0.15             8,924              1.10                    1.79                  0.14                        (0.55)
         0.14            13,490              1.34                    1.86                  0.15                        (0.37)
         0.79            21,864              1.49                    1.837                 0.77                        0.427
         3.96            15,853              1.49                    1.827                 3.64                        3.317

         1.56%10     $    2,379              1.24%2                  1.78%2                3.04%2                      2.50%2
         1.52             5,043              1.24                    1.73                  1.79                        1.30
         0.15               884              1.10                    1.79                  0.14                        (0.56)
         0.14             2,197              1.35                    1.86                  0.15                        (0.35)
         0.79             7,873              1.49                    1.837                 0.79                        0.457
         3.96             9,429              1.49                    1.827                 3.68                        3.357
         1.90%10     $  189,078              0.41%2                  0.70%2                3.80%2                      3.51%2
         2.23           164,905              0.41                    0.73                  2.18                        1.86
         0.72           176,136              0.41                    0.70                  0.68                        0.39
         0.92           379,240              0.41                    0.70                  0.93                        0.64
         1.68           526,344              0.41                    0.68                  1.62                        1.35
         4.74           380,200              0.41                    0.68                  4.61                        4.34

         1.75%10     $  259,873              0.70%2                  0.95%2                3.48%2                      3.23%2
         1.93           257,187              0.71                    0.98                  1.99                        1.72
         0.42           219,788              0.71                    0.99                  0.41                        0.13
         0.62           250,314              0.71                    1.00                  0.61                        0.32
         1.37           265,841              0.71                    0.98                  1.39                        1.11
         4.43           398,130              0.71                    0.98                  4.39                        4.12

                       49

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        NET                                            NET
                                       ASSET                      DISTRIBUTIONS       ASSET
                                       VALUE           NET           FROM NET         VALUE
                                     BEGINNING     INVESTMENT       INVESTMENT        END OF
                                     OF PERIOD       INCOME           INCOME          PERIOD
                                    ===========   ============   ===============   ===========
     --------------------------
     U.S. Treasury Money Market Portfolio (Continued)
     --------------------------
     Investor A Class
     10/1/05 through 3/31/0612         $   1.00     $   0.0171      $   (0.0171)      $   1.00
     9/30/05                               1.00         0.0186        (0.0186)          1.00
     9/30/04                               1.00         0.0031        (0.0031)          1.00
     9/30/0311                             1.00         0.0044        (0.0044)          1.00
     9/30/0211                             1.00         0.0119        (0.0119)          1.00
     9/30/0111                             1.00         0.0417        (0.0417)          1.00
     Investor C Class
     1/22/023,11 through 2/6/02        $   1.00     $   0.0003      $   (0.0003)      $   1.00
     ------------------
     Municipal Money Market Portfolio
     ------------------
     Institutional Class
     10/1/05 through 3/31/0612         $   1.00     $   0.0130      $   (0.0130)      $   1.00
     9/30/05                               1.00         0.0172        (0.0172)          1.00
     9/30/04                               1.00         0.0073        (0.0073)          1.00
     9/30/0311                             1.00         0.0092        (0.0092)          1.00
     9/30/0211                             1.00         0.0142        (0.0142)          1.00
     9/30/0111                             1.00         0.0315        (0.0315)          1.00
     Service Class
     10/1/05 through 3/31/0612         $   1.00     $   0.0116      $   (0.0116)      $   1.00
     9/30/05                               1.00         0.0143        (0.0143)          1.00
     9/30/04                               1.00         0.0043        (0.0043)          1.00
     9/30/0311                             1.00         0.0062        (0.0062)          1.00
     9/30/0211                             1.00         0.0112        (0.0112)          1.00
     9/30/0111                             1.00         0.0285        (0.0285)          1.00
     Hilliard Lyons Class
     10/1/05 through 3/31/0612         $   1.00     $   0.0127      $   (0.0127)      $   1.00
     9/30/05                               1.00         0.0163        (0.0163)          1.00
     9/30/04                               1.00         0.0056        (0.0056)          1.00
     9/30/0311                             1.00         0.0070        (0.0070)          1.00
     9/30/0211                             1.00         0.0120        (0.0120)          1.00
     9/30/0111                             1.00         0.0292        (0.0292)          1.00
     Investor A Class
     10/1/05 through 3/31/0612         $   1.00     $   0.0114      $   (0.0114)      $   1.00
     9/30/05                               1.00         0.0136        (0.0136)          1.00
     9/30/04                               1.00         0.0042        (0.0042)          1.00
     9/30/0311                             1.00         0.0048        (0.0048)          1.00
     9/30/0211                             1.00         0.0095        (0.0095)          1.00
     9/30/0111                             1.00         0.0268        (0.0268)          1.00
     ------------------------
     New Jersey Municipal Money Market Portfolio
     ------------------------
     Institutional Class
     10/1/05 through 3/31/0612         $   1.00     $   0.0129      $   (0.0129)      $   1.00
     9/30/05                               1.00         0.0175        (0.0175)          1.00
     9/30/04                               1.00         0.0074        (0.0074)          1.00
     9/30/0311                             1.00         0.0089        (0.0089)          1.00
     9/30/0211                             1.00         0.0134        (0.0134)          1.00
     9/30/0111                             1.00         0.0305        (0.0305)          1.00
     Service Class
     10/1/05 through 3/31/0612         $   1.00     $   0.0114      $   (0.0114)      $   1.00
     9/30/05                               1.00         0.0145        (0.0145)          1.00
     9/30/04                               1.00         0.0044        (0.0044)          1.00
     9/30/0311                             1.00         0.0059        (0.0059)          1.00
     9/30/0211                             1.00         0.0104        (0.0104)          1.00
     9/30/0111                             1.00         0.0275        (0.0275)          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       50

                                BLACKROCK FUNDS

                                                                                                          RATIO OF NET
                       NET                               RATIO OF TOTAL                             INVESTMENT INCOME (LOSS)
                      ASSETS          RATIO OF        EXPENSES TO AVERAGE        RATIO OF NET              TO AVERAGE
                      END OF      NET EXPENSES TO          NET ASSETS         INVESTMENT INCOME            NET ASSETS
      TOTAL           PERIOD        AVERAGE NET            (EXCLUDING           TO AVERAGE NET             (EXCLUDING
     RETURN           (000)            ASSETS               WAIVERS)                ASSETS                  WAIVERS)
================   ===========   =================   =====================   ===================   =========================
         1.73%10     $  30,182              0.75%2                  1.07%2                3.43%2                      3.11%2
         1.88           31,990              0.75                    1.07                  1.83                        1.51
         0.31           41,283              0.82                    1.19                  0.31                        (0.06)
         0.44           49,906              0.88                    1.17                  0.47                        0.17
         1.20           68,299              0.88                    1.16                  1.15                        0.87
         4.26           35,178              0.88                    1.15                  4.17                        3.90

         0.03%10     $      -6              1.48%2                  1.76%2                0.72%2                      0.44%2
         1.31%10     $  68,393              0.42%2                  0.72%2                2.60%2                      2.30%2
         1.74           75,789              0.42                    0.74                  1.69                        1.37
         0.73          126,534              0.42                    0.71                  0.69                        0.41
         0.92          437,613              0.42                    0.71                  0.92                        0.64
         1.43          428,743              0.42                    0.70                  1.41                        1.13
         3.19          491,052              0.42                    0.69                  3.11                        2.83

         1.16%10     $ 107,965              0.71%2                  0.96%2                2.33%2                      2.08%2
         1.44           93,844              0.72                    0.99                  1.45                        1.18
         0.43           70,344              0.72                    1.00                  0.42                        0.14
         0.62           88,769              0.72                    1.01                  0.63                        0.34
         1.12          104,474              0.72                    1.00                  1.13                        0.85
         2.88          138,402              0.72                    0.99                  2.82                        2.54
         1.28%10     $ 128,684              0.49%2                  1.06%2                2.55%2                      1.98%2
         1.64          126,397              0.52                    1.09                  1.62                        1.05
         0.57          127,151              0.59                    1.13                  0.56                        0.02
         0.70          143,305              0.64                    0.93                  0.70                        0.41
         1.20          147,755              0.64                    0.92                  1.17                        0.89
         2.96          101,506              0.64                    0.94                  2.92                        2.63

         1.15%10     $   3,647              0.75%2                  1.07%2                2.29%2                      1.97%2
         1.37            4,262              0.79                    1.11                  1.29                        0.97
         0.43            7,322              0.72                    1.19                  0.42                        (0.05)
         0.49            9,019              0.85                    1.18                  0.47                        0.15
         0.95            6,587              0.89                    1.17                  0.96                        0.68
         2.71            9,013              0.89                    1.16                  2.65                        2.37
         1.29%10     $  85,915              0.39%2                  0.70%2                2.58%2                      2.27%2
         1.76           74,329              0.39                    0.74                  1.73                        1.38
         0.74           80,530              0.39                    0.72                  0.74                        0.40
         0.89           77,267              0.39                    0.72                  0.89                        0.56
         1.35           86,573              0.39                    0.71                  1.34                        1.02
         3.10           97,007              0.39                    0.70                  3.03                        2.72

         1.15%10     $  59,444              0.68%2                  0.96%2                2.29%2                      2.01%2
         1.46           59,794              0.69                    0.99                  1.45                        1.15
         0.44           59,899              0.69                    1.01                  0.44                        0.12
         0.59           64,313              0.69                    1.02                  0.59                        0.26
         1.04           65,074              0.69                    1.01                  1.04                        0.71
         2.79           60,296              0.69                    1.00                  2.75                        2.44

                       51

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        NET                                            NET
                                       ASSET                      DISTRIBUTIONS       ASSET
                                       VALUE           NET           FROM NET         VALUE
                                     BEGINNING     INVESTMENT       INVESTMENT        END OF
                                     OF PERIOD       INCOME           INCOME          PERIOD
                                    ===========   ============   ===============   ===========
     ------------------------------
     New Jersey Municipal Money Market Portfolio (Continued)
     ------------------------------
     Investor A Class
     10/1/05 through 3/31/0612         $   1.00     $   0.0112       $   (0.0112)     $   1.00
     9/30/05                               1.00         0.0138         (0.0138)         1.00
     9/30/04                               1.00         0.0044         (0.0044)         1.00
     9/30/0311                             1.00         0.0045         (0.0045)         1.00
     9/30/0211                             1.00         0.0087         (0.0087)         1.00
     9/30/0111                             1.00         0.0258         (0.0258)         1.00
     --------------------------
     North Carolina Municipal Money Market
Portfolio
     --------------------------
     Institutional Class
     10/1/05 through 3/31/0612         $   1.00     $   0.0135       $   (0.0135)     $   1.00
     9/30/05                               1.00         0.0185         (0.0185)         1.00
     9/30/04                               1.00         0.0084         (0.0084)         1.00
     9/30/0311                             1.00         0.0097         (0.0097)         1.00
     9/30/0211                             1.00         0.0134         (0.0134)         1.00
     9/30/0111                             1.00         0.0313         (0.0313)         1.00
     Service Class
     10/1/05 through 3/31/0612         $   1.00     $   0.0120       $   (0.0120)     $   1.00
     9/30/05                               1.00         0.0155         (0.0155)         1.00
     9/30/04                               1.00         0.0054         (0.0054)         1.00
     9/30/0311                             1.00         0.0067         (0.0067)         1.00
     9/30/0211                             1.00         0.0104         (0.0104)         1.00
     9/30/0111                             1.00         0.0283         (0.0283)         1.00
     Investor A Class
     10/1/05 through 3/31/0612         $   1.00     $   0.0117       $   (0.0117)     $   1.00
     9/30/05                               1.00         0.0151         (0.0151)         1.00
     9/30/04                               1.00         0.0054         (0.0054)         1.00
     9/30/0311                             1.00         0.0053         (0.0053)         1.00
     9/30/0211                             1.00         0.0082         (0.0082)         1.00
     9/30/0111                             1.00         0.0266         (0.0266)         1.00
     Investor B Class
     10/1/0111 through 12/14/01        $   1.00     $   0.0012       $   (0.0012)     $   1.00
     9/30/0111                             1.00         0.0203         (0.0203)         1.00
     ---------------------
     Ohio Municipal Money Market Portfolio
     ---------------------
     Institutional Class
     10/1/05 through 3/31/0612         $   1.00     $   0.0135       $   (0.0135)     $   1.00
     9/30/05                               1.00         0.0182         (0.0182)         1.00
     9/30/04                               1.00         0.0087         (0.0087)         1.00
     9/30/0311                             1.00         0.0105         (0.0105)         1.00
     9/30/0211                             1.00         0.0154         (0.0154)         1.00
     9/30/0111                             1.00         0.0331         (0.0331)         1.00
     Service Class
     10/1/05 through 3/31/0612         $   1.00     $   0.0121       $   (0.0121)     $   1.00
     9/30/05                               1.00         0.0152         (0.0152)         1.00
     9/30/04                               1.00         0.0057         (0.0057)         1.00
     9/30/0311                             1.00         0.0075         (0.0075)         1.00
     9/30/0211                             1.00         0.0124         (0.0124)         1.00
     9/30/0111                             1.00         0.0301         (0.0301)         1.00
     Investor A Class
     10/1/05 through 3/31/0612         $   1.00     $   0.0119       $   (0.0119)     $   1.00
     9/30/05                               1.00         0.0150         (0.0150)         1.00
     9/30/04                               1.00         0.0046         (0.0046)         1.00
     9/30/0311                             1.00         0.0058         (0.0058)         1.00
     9/30/0211                             1.00         0.0107         (0.0107)         1.00
     9/30/0111                             1.00         0.0284         (0.0284)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       52

                                BLACKROCK FUNDS

                                                                                                          RATIO OF NET
                       NET                               RATIO OF TOTAL                             INVESTMENT INCOME (LOSS)
                      ASSETS          RATIO OF        EXPENSES TO AVERAGE        RATIO OF NET              TO AVERAGE
                      END OF      NET EXPENSES TO          NET ASSETS         INVESTMENT INCOME            NET ASSETS
      TOTAL           PERIOD        AVERAGE NET            (EXCLUDING           TO AVERAGE NET             (EXCLUDING
     RETURN           (000)            ASSETS               WAIVERS)                ASSETS                  WAIVERS)
================   ===========   =================   =====================   ===================   =========================
         1.13%10     $  15,388              0.71%2                  1.06%2                2.25%2                      1.90%2
         1.39           15,027              0.75                    1.11                  1.40                        1.04
         0.44           12,821              0.69                    1.21                  0.43                        (0.09)
         0.45           17,783              0.82                    1.19                  0.44                        0.07
         0.87           14,244              0.86                    1.18                  0.87                        0.54
         2.61           16,417              0.86                    1.17                  2.40                        2.09
         1.36%10     $  62,431              0.30%2                  0.75%2                2.71%2                      2.26%2
         1.87           56,017              0.30                    0.80                  1.84                        1.34
         0.85           58,168              0.30                    0.74                  0.84                        0.40
         0.97          162,465              0.30                    0.74                  0.96                        0.53
         1.35          156,476              0.30                    0.72                  1.32                        0.90
         3.18          115,139              0.30                    0.70                  3.10                        2.70

         1.21%10     $     647              0.60%2                  1.02%2                2.31%2                      1.89%2
         1.56            6,923              0.60                    1.07                  1.69                        1.22
         0.54              160              0.60                    1.03                  0.55                        0.11
         0.67              227              0.60                    1.04                  0.63                        0.20
         1.05              205              0.60                    1.02                  1.14                        0.71
         2.87              519              0.60                    1.00                  2.80                        2.40
         1.18%10     $     316              0.66%2                  1.13%2                2.35%2                      1.88%2
         1.52              321              0.64                    1.15                  1.51                        1.00
         0.55              319              0.60                    1.23                  0.54                        (0.09)
         0.53              338              0.74                    1.21                  0.53                        0.06
         0.88              375              0.77                    1.19                  0.88                        0.46
         2.70              415              0.77                    1.17                  2.52                        2.12

         0.12%10     $      -4              1.37%2                  1.79%2                0.60%2                      0.18%2
         2.05                6              1.37                    1.77                  2.02                        1.62
         1.36%10     $ 125,647              0.39%2                  0.70%2                2.73%2                      2.42%2
         1.83           88,697              0.39                    0.73                  1.79                        1.45
         0.87          122,030              0.39                    0.72                  0.87                        0.54
         1.06           94,936              0.39                    0.72                  1.05                        0.71
         1.55          104,426              0.39                    0.72                  1.52                        1.19
         3.36           77,620              0.39                    0.71                  3.31                        2.98

         1.21%10     $   8,208              0.68%2                  0.95%2                2.42%2                      2.15%2
         1.53           10,224              0.69                    0.98                  1.50                        1.21
         0.57           15,311              0.69                    1.01                  0.56                        0.24
         0.75           13,061              0.69                    1.03                  0.75                        0.41
         1.25           11,511              0.69                    1.02                  1.19                        0.87
         3.05           12,667              0.69                    1.01                  2.95                        2.63
         1.20%10     $  35,209              0.70%2                  1.03%2                2.42%2                      2.09%2
         1.51           20,893              0.71                    1.06                  1.47                        1.12
         0.46           32,171              0.80                    1.20                  0.46                        0.06
         0.58           26,154              0.86                    1.19                  0.59                        0.25
         1.07           30,851              0.86                    1.18                  1.09                        0.77
         2.88           44,050              0.86                    1.18                  2.84                        2.51

                       53

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           NET                                            NET
                                          ASSET                      DISTRIBUTIONS       ASSET
                                          VALUE           NET           FROM NET         VALUE
                                        BEGINNING     INVESTMENT       INVESTMENT        END OF
                                        OF PERIOD       INCOME           INCOME          PERIOD
                                       ===========   ============   ===============   ===========
     -------------------------
     Pennsylvania Municipal Money Market Portfolio
     -------------------------
     Institutional Class
     10/1/05 through 3/31/0612            $   1.00     $   0.0131       $   (0.0131)     $   1.00
     9/30/05                                  1.00         0.0178         (0.0178)         1.00
     9/30/04                                  1.00         0.0073         (0.0073)         1.00
     9/30/0311                                1.00         0.0093         (0.0093)         1.00
     9/30/0211                                1.00         0.0131         (0.0131)         1.00
     9/30/0111                                1.00         0.0299         (0.0299)         1.00
     Service Class
     10/1/05 through 3/31/0612            $   1.00     $   0.0116       $   (0.0116)     $   1.00
     9/30/05                                  1.00         0.0148         (0.0148)         1.00
     9/30/04                                  1.00         0.0043         (0.0043)         1.00
     9/30/0311                                1.00         0.0063         (0.0063)         1.00
     9/30/0211                                1.00         0.0101         (0.0101)         1.00
     9/30/0111                                1.00         0.0269         (0.0269)         1.00
     Investor A Class
     10/1/05 through 3/31/0612            $   1.00     $   0.0115       $   (0.0115)     $   1.00
     9/30/05                                  1.00         0.0155         (0.0155)         1.00
     9/30/04                                  1.00         0.0045         (0.0045)         1.00
     9/30/0311                                1.00         0.0049         (0.0049)         1.00
     9/30/0211                                1.00         0.0084         (0.0084)         1.00
     9/30/0111                                1.00         0.0252         (0.0252)         1.00
     Investor Class B
     12/12/011,11 through 4/9/02          $   1.00     $   0.0003       $   (0.0003)     $   1.00
     ----------------------
     Virginia Municipal Money Market Portfolio
     ----------------------
     Institutional Class
     10/1/05 through 3/31/0612            $   1.00     $   0.0134       $   (0.0134)     $   1.00
     9/30/05                                  1.00         0.0181         (0.0181)         1.00
     9/30/04                                  1.00         0.0082         (0.0082)         1.00
     9/30/0311                                1.00         0.0094         (0.0094)         1.00
     9/30/0211                                1.00         0.0144         (0.0144)         1.00
     9/30/0111                                1.00         0.0323         (0.0323)         1.00
     Service Class
     05/13/05 through 06/27/059           $   1.00     $   0.0023       $   (0.0023)     $   1.00
     10/01/03 through 10/07/038,11            1.00         0.0001         (0.0001)         1.00
     9/30/0311                                1.00         0.0084         (0.0084)         1.00
     9/30/0211                                1.00         0.0124         (0.0124)         1.00
     9/30/0111                                1.00         0.0293         (0.0293)         1.00
     Investor A Class
     10/1/01 through 3/12/0211            $   1.00     $   0.0051       $   (0.0051)     $   1.00
     9/30/0111                                1.00         0.0276         (0.0276)         1.00

    1 Commencement of operations of share class.

    2 Annualized.

    3 Reissuance of shares.

    4 There were no Investor B shares outstanding as of September 30, 2002.

    5 There were no Investor A shares outstanding as of September 30, 2002.

    6 There were no Investor C shares outstanding as of September 30, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       54

                                BLACKROCK FUNDS

                                                                                                           RATIO OF NET
                        NET                               RATIO OF TOTAL                             INVESTMENT INCOME (LOSS)
                      ASSETS           RATIO OF        EXPENSES TO AVERAGE        RATIO OF NET              TO AVERAGE
                      END OF       NET EXPENSES TO          NET ASSETS         INVESTMENT INCOME            NET ASSETS
      TOTAL           PERIOD         AVERAGE NET            (EXCLUDING           TO AVERAGE NET             (EXCLUDING
     RETURN            (000)            ASSETS               WAIVERS)                ASSETS                  WAIVERS)
================   ============   =================   =====================   ===================   =========================
         1.32%10      $ 461,257              0.42%2                  0.69%2                2.63%2                      2.36%2
         1.79           430,376              0.42                    0.72                  1.78                        1.48
         0.73           426,130              0.42                    0.71                  0.73                        0.44
         0.93           416,412              0.42                    0.71                  0.93                        0.64
         1.31           466,039              0.42                    0.70                  1.30                        1.02
         3.03           459,885              0.42                    0.69                  2.97                        2.70

         1.17%10      $  77,179              0.71%2                  0.93%2                2.38%2                      2.16%2
         1.49            34,219              0.72                    0.97                  1.47                        1.22
         0.43            32,866              0.72                    0.99                  0.43                        0.15
         0.63            44,164              0.72                    1.01                  0.64                        0.35
         1.01            54,574              0.72                    1.01                  1.01                        0.73
         2.72            75,431              0.72                    0.99                  2.73                        2.46
         1.16%10      $  33,814              0.74%2                  1.04%2                2.27%2                      1.97%2
         1.56            72,079              0.65                    0.96                  1.64                        1.33
         0.45            29,647              0.70                    1.17                  0.44                       (0.03)
         0.49            33,726              0.87                    1.18                  0.51                        0.19
         0.84            68,204              0.88                    1.16                  0.83                        0.55
         2.54            75,332              0.89                    1.16                  2.46                        2.19

         0.05%10      $      -4              1.49%2                  1.76%2                0.14%2                    (0.13)%2
         1.34%10      $  43,966              0.28%2                  0.80%2                2.73%2                     2.21%2
         1.83            24,169              0.30                    0.92                  1.84                        1.22
         0.82            17,857              0.30                    0.89                  0.83                        0.23
         0.95            21,963              0.30                    0.75                  0.93                        0.48
         1.45            19,808              0.30                    0.75                  1.50                        1.06
         3.28            53,823              0.30                    0.73                  3.26                        2.83

         0.23%10      $      -9              0.60%2                  1.18%2                1.96%2                     1.38%2
         0.0110              -8              0.402                   1.062                 0.712                      0.042
         0.85            41,011              0.40                    1.05                  0.85                        0.19
         1.25            44,143              0.40                    1.00                  1.19                        0.60
         2.97               611              0.60                    1.03                  2.94                        2.51
         0.51%10      $      -5              0.77%2                  1.20%2                1.21%2                      0.77%2
         2.80             3,008              0.77                    1.20                  2.72                        2.28

    7 Certain prior year amounts were reclassified to conform to current year presentation.

    8 There were no Service shares outstanding as of September 30, 2004.

    9 There were no Service shares outstanding as of September 30, 2005.

    10 Not Annualized.

    11 Audited by other auditors.

    12 Unaudited.

                                       55

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                BLACKROCK FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

(A) Organization

     BlackRock FundsSM (the "Fund") was organized on December 22, 1988, as a
Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Fund currently has 51 registered portfolios, eight of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.
Each Portfolio of the Fund may offer as many as seven classes of shares:
BlackRock, Institutional, Service, Hilliard Lyons, Investor A, Investor B and
Investor C. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them, mostly due to differences in distribution and service fees. As of March 31, 2006, no
BlackRock Shares were outstanding.

     Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund considers the risk of loss from such claims to be remote.

(B) Fund Reorganization

     On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. ("BlackRock"), acquired SSRM Holdings, Inc., the parent of State Street
Research & Management Company ("SSRM"), the investment adviser to the former
State Street Research mutual funds.

     On January 31, 2005, the Money Market Portfolio acquired all of the assets and certain stated liabilities of the State Street Research Money Market Fund.
The reorganization was pursuant to an Agreement and Plan of Reorganization, which was approved by the State Street Research Money Market shareholders on
January 25, 2005. Under the Agreement and Plan of Reorganization, 8,688,440
Class B and 154,741,254 Class E shares of the State Street Research Money
Market Fund were exchanged for 8,688,440 and 154,741,254 Investor A Class shares of the BlackRock Money Market Portfolio, respectively; 15,158,957 Class
B(1) shares of the State Street Research Money Market Fund were exchanged for
15,158,957 Investor B Class shares of the BlackRock Money Market Portfolio;
4,761,926 Class C shares of the State Street Research Money Market Fund were exchanged for 4,761,926 Investor C Class shares of the BlackRock Money Market
Portfolio and 26,966,565 Class S shares of the State Street Research Money
Market Fund were exchanged for 26,966,565 Institutional Class shares of the
BlackRock Money Market Portfolio. The assets of the State Street Research Money
Market Fund, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. Upon the reorganization of such funds on January 31, 2005, the value of the BlackRock Money Market
Portfolio's net assets (including $210,334,574 in net assets of the State
Street Research Money Market Fund) was $1,605,776,413 before the open of business.

(C) Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

     Security Valuation - Portfolio securities are valued under the amortized cost method which approximates current market value in accordance with Rule
2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share of each Portfolio at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

     Dividends to Shareholders - Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Investment Transactions and Investment Income - Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method, generally first in first out, for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis.

     Repurchase Agreements - Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements

                                                                              57

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Portfolio's custodian or an authorized securities depository.

     Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires the use of management estimates. Actual results could differ from these estimates and such differences could be material.

     Other - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of a
Portfolio are due to class-specific expenses and waivers. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

(D) Agreements and Other Transactions with Affiliates and Related Parties

     Pursuant to an Investment Advisory Agreement, BlackRock serves as investment adviser to the Portfolios. BlackRock Institutional Management
Corporation ("BIMC"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. For its advisory services, BlackRock is entitled to receive fees, computed daily and payable monthly, at the following annual rates, based on each Portfolio's average daily net assets: 0.45% of the first $1 billion, 0.40% of the next $1 billion, 0.375% of the next $1 billion and 0.35% of net assets in excess of $3 billion.

     BlackRock pays BIMC a fee for its sub-advisory services.

     PFPC Trust Company, an indirect subsidiary of The PNC Financial Services
Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent. The custodian and the transfer agent have agreed to voluntarily waive a portion of their fees during the period.

     Shares of each class of each Portfolio of the Fund bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the
Fund's Amended and Restated Distribution and Service Plan.

     Prior to February 1, 2006, the Institutional, Service, Hilliard Lyons,
Investor A, Investor B and Investor C share classes each bore a transfer agent fee at an annual rate not to exceed .018% of the annual average net assets of such respective classes plus per account fees and disbursements. Certain other transfer agency fees were allocated on relative net assets of each class of each portfolio.

     Effective February 1, 2006, each class of each Portfolio bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of each Portfolio are comprised of those fees charged by the Transfer Agent for issuing and redeeming shares of each class of each
Portfolio, all shareholder communications including shareholder reports, dividend and distribution notices, proxy materials for its meetings to shareholders and maintenance of shareholder accounts; networking and recordkeeping/shareholder services fees; and reimbursements to BlackRock for costs related to the investor service center.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC
Financial Services Group, Inc., and BlackRock act as co-administrators for the
Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. Prior to February 1, 2006, the fee was paid at the following annual rates: 0.085% of the first $500 million,
0.075% of the next $500 million and 0.065% of assets in excess of $1 billion.
In addition, each of the share classes was charged an administration fee based on the following percentage of average daily net assets of each respective class: 0.095% of the first $500 million, 0.085% of the next $500 million and
0.075% of assets in excess of $1 billion. Effective February 1, 2006, the administration fee is payable at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of assets in excess of $1 billion. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio or share class.

58

                                BLACKROCK FUNDS

     For the period ended March 31, 2006, the following shows the various types of class-specific expenses borne directly by each class of each Portfolio and any associated waivers of those expenses.

                                                                       SHARE CLASSES
ADMINISTRATION FEES                   -------------------------------------------------------------------------------
                                                                     HILLIARD
                                       INSTITUTIONAL     SERVICE      LYONS     INVESTOR A   INVESTOR B   INVESTOR C      TOTAL
                                      --------------- ------------ ----------- ------------ ------------ ------------ ------------
   Money Market .....................       $ 195,134    $ 141,366    $ 43,181    $ 154,137      $ 6,655      $ 1,529    $ 542,002
   U.S. Treasury ....................          60,344       83,273           -       11,431            -            -      155,048
   Municipal ........................          22,382       36,134      47,319        1,615            -            -      107,450
   New Jersey Municipal .............          30,175       21,302           -        5,936            -            -       57,413
   North Carolina Municipal .........          22,662          314           -          119            -            -       23,095
   Ohio Municipal ...................          38,185        3,762           -        8,989            -            -       50,936
   Pennsylvania Municipal ...........         153,018       16,320           -       20,740            -            -      190,078
   Virginia Municipal ...............          10,443            -           -            -            -            -       10,443

                                                                     SHARE CLASSES
ADMINISTRATION FEES WAIVED            ----------------------------------------------------------------------------
                                                                   HILLIARD
                                       INSTITUTIONAL    SERVICE     LYONS    INVESTOR A   INVESTOR B   INVESTOR C       TOTAL
                                      --------------- ----------- --------- ------------ ------------ ------------ --------------
   Money Market .....................       $ 195,134    $ 58,920       $ -           $-      $ 1,910        $ 591     $  256,555
   U.S. Treasury ....................          60,345      35,771         -            -            -            -         96,116
   Municipal ........................          22,383      14,697        90            -            -            -         37,170
   New Jersey Municipal .............          30,175       9,091         -            -            -            -         39,266
   North Carolina Municipal .........          22,662         154         -            -            -            -         22,816
   Ohio Municipal ...................          38,186       1,608         -            -            -            -         39,794
   Pennsylvania Municipal ...........         153,018       6,221         -            -            -            -        159,239
   Virginia Municipal ...............          10,443           -         -            -            -            -         10,443*

* Fund also had a fund level administration waiver of $5,119.

                                                                     SHARE CLASSES
TRANSFER AGENT FEES                   ----------------------------------------------------------------------------
                                                                   HILLIARD
                                       INSTITUTIONAL    SERVICE     LYONS    INVESTOR A   INVESTOR B   INVESTOR C      TOTAL
                                      --------------- ----------- --------- ------------ ------------ ------------ ------------
   Money Market .....................        $ 39,707    $ 33,360   $ 7,972     $ 96,152      $ 9,883      $ 1,830    $ 188,904
   U.S. Treasury ....................          11,576      15,984         -        4,651            -            -       32,211
   Municipal ........................           4,506       7,587     7,974          382            -            -       20,449
   New Jersey Municipal .............           5,849       4,044         -        1,108            -            -       11,001
   North Carolina Municipal .........           4,375          92         -           77            -            -        4,544
   Ohio Municipal ...................           7,123         677         -        1,450            -            -        9,250
   Pennsylvania Municipal ...........          29,932       2,845         -        4,201            -            -       36,978
   Virginia Municipal ...............           1,901           -         -            -            -            -        1,901

                                                        SHARE CLASSES
TRANSFER AGENT FEES WAIVED              ---------------------------------------------
                                         INSTITUTIONAL     INVESTOR B     INVESTOR C       TOTAL
                                        ---------------   ------------   ------------   ----------
   Money Market .....................           $ 1,652        $ 1,003          $ 177      $ 2,832
   U.S. Treasury ....................               531              -              -          531
   Municipal ........................               236              -              -          236
   New Jersey Municipal .............               236              -              -          236
   North Carolina Municipal .........               177              -              -          177
   Ohio Municipal ...................               177              -              -          177
   Pennsylvania Municipal ...........             1,298              -              -        1,298
   Virginia Municipal ...............                59              -              -           59

                                               59

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                        SHARE CLASSES
TRANSFER AGENT FEES REIMBURSED          ---------------------------------------------
                                         INSTITUTIONAL     INVESTOR B     INVESTOR C       TOTAL
                                        ---------------   ------------   ------------   -----------
   Money Market .....................           $ 4,784        $ 6,070        $ 1,114      $ 11,968
   U.S. Treasury ....................               992              -              -           992
   Municipal ........................               511              -              -           511
   New Jersey Municipal .............               582              -              -           582
   North Carolina Municipal .........               447              -              -           447
   Ohio Municipal ...................               642              -              -           642
   Pennsylvania Municipal ...........             3,020              -              -         3,020
   Virginia Municipal ...............               175              -              -           175

                                                               SHARE CLASSES
SHAREHOLDER SERVICE FEES              ----------------------------------------------------------------
                                                     HILLIARD
                                         SERVICE       LYONS     INVESTOR A   INVESTOR B   INVESTOR C       TOTAL
                                      ------------ ------------ ------------ ------------ ------------ --------------
   Money Market .....................    $ 495,753    $ 149,538    $ 528,131     $ 21,651      $ 4,895    $ 1,199,968
   U.S. Treasury ....................      286,795            -       38,951            -            -        325,746
   Municipal ........................      128,022      163,962        5,490            -            -        297,474
   New Jersey Municipal .............       73,718            -       20,388            -            -         94,106
   North Carolina Municipal .........        1,019            -          414            -            -          1,433
   Ohio Municipal ...................       12,964            -       35,060            -            -         48,024
   Pennsylvania Municipal ...........       61,950            -       63,251            -            -        125,201

                                                       SHARE CLASSES
SHAREHOLDER SERVICE FEES WAIVED     ----------------------------------------------------
                                                 HILLIARD
                                     SERVICE       LYONS      INVESTOR B     INVESTOR C       TOTAL
                                    ---------   ----------   ------------   ------------   -----------
   Money Market .................          $-     $      -       $ 22,026        $ 4,863      $ 26,889
   Municipal ....................           -      163,963              -              -       163,963

                                                                SHARE CLASSES
DISTRIBUTION FEES                       -------------------------------------------------------------
                                         HILLIARD LYONS     INVESTOR A     INVESTOR B     INVESTOR C        TOTAL
                                        ----------------   ------------   ------------   ------------   ------------
   Money Market .....................           $ 59,815      $ 211,430       $ 66,233       $ 14,740      $ 352,218
   U.S. Treasury ....................                  -         15,577              -              -         15,577
   Municipal ........................             65,585          2,196              -              -         67,781
   New Jersey Municipal .............                  -          8,155              -              -          8,155
   North Carolina Municipal .........                  -            165              -              -            165
   Ohio Municipal ...................                  -         14,024              -              -         14,024
   Pennsylvania Municipal ...........                  -         26,840              -              -         26,840

                                                 SHARE CLASSES
DISTRIBUTION FEES WAIVED                -------------------------------
                                         HILLIARD LYONS     INVESTOR A        TOTAL
                                        ----------------   ------------   ------------
   Money Market .....................           $ 59,815      $ 211,430      $ 271,245
   U.S. Treasury ....................                  -         15,577         15,577
   Municipal ........................             65,585          2,196         67,781
   New Jersey Municipal .............                  -          8,155          8,155
   North Carolina Municipal .........                  -            165            165
   Ohio Municipal ...................                  -         14,024         14,024
   Pennsylvania Municipal ...........                  -         26,840         26,840

60

                                BLACKROCK FUNDS

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements.
The agreements set a limit on certain of the operating expenses of each
Portfolio for the next year and require BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to the aggregate expenses incurred on a share class (excluding: interest, taxes, brokerage commissions and other extraordinary expenses).

     At March 31, 2006, the receivable from BlackRock in each portfolio was as follows.

   Money Market .....................    $6,322
   U.S. Treasury ....................       521
   Municipal ........................       268
   New Jersey Municipal .............       306
   North Carolina Municipal .........       235
   Ohio Municipal ...................       337
   Pennsylvania Municipal ...........     1,587
   Virginia Municipal ...............       139

     BlackRock has contractually agreed to waive or reimburse fees or expenses until February 1, 2007, in order to limit expenses as follows.  This agreement is reviewed annually by the Fund's Board.

                                                                   SHARE CLASSES
                                  --------------------------------------------------------------------------------
                                   INSTITUTIONAL   SERVICE   HILLIARD LYONS   INVESTOR A   INVESTOR B   INVESTOR C
                                  --------------- --------- ---------------- ------------ ------------ -----------
   Money Market .................           0.42%     0.72%            0.91%        0.89%        1.49%       1.49%
   U.S. Treasury ................           0.41%     0.71%               NA        0.88%           NA          NA
   Municipal ....................           0.42%     0.72%            0.66%        0.89%           NA          NA
   New Jersey Municipal .........           0.39%     0.69%               NA        0.96%           NA          NA
   North Carolina Municipal .....           0.30%     0.60%               NA        0.87%           NA          NA
   Ohio Municipal ...............           0.39%     0.69%               NA        0.96%           NA          NA
   Pennsylvania Municipal .......           0.42%     0.72%               NA        0.99%           NA          NA
   Virginia Municipal ...........           0.30%        NA               NA           NA           NA          NA

     If in the following two years the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay
BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock at the previous quarterly meeting. Under terms of the
Agreement and Plan of Reorganization of the State Street Research Money Market
Fund, fees waived by BlackRock Advisors through February 1, 2007, on the
Institutional, Investor A, Investor B, and Investor C share classes of the
Money Market Portfolio are not subject to future recoupment by BlackRock.

     At March 31, 2006, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                                                                                        TOTAL WAIVERS
                                             EXPIRING             EXPIRING             EXPIRING          SUBJECT TO
                                         JANUARY 31, 2007     JANUARY 31, 2008     JANUARY 31, 2009     REIMBURSEMENT
                                        ------------------   ------------------   ------------------   --------------
   U.S. Treasury ....................          $ 1,317,236          $ 1,194,807            $ 124,929      $ 2,636,972
   Municipal ........................            1,151,500              630,099               50,210        1,831,809
   New Jersey Municipal .............              479,468              456,571               49,167          985,206
   North Carolina Municipal .........              261,156              304,943               40,918          607,017
   Ohio Municipal ...................              431,627              413,974               45,060          890,661
   Pennsylvania Municipal ...........            1,334,315            1,359,479              147,694        2,841,488
   Virginia Municipal ...............              101,140              142,461               23,854          267,455

                                                                              61

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     The following waivers previously incurred on the portfolios which were subject to recoupment by BlackRock expired on January 31, 2006, as follows:

   Money Market .....................    $6,569,912
   U.S. Treasury ....................     2,107,024
   Municipal ........................     1,946,590
   New Jersey Municipal .............       553,395
   North Carolina Municipal .........       645,013
   Ohio Municipal ...................       492,327
   Pennsylvania Municipal ...........     1,505,526
   Virginia Municipal ...............       233,309

     Pursuant to the Fund's Amended and Restated Distribution and Service Plan
(the "Plan"), the Fund may pay BlackRock Distributors, Inc. (the "Distributor")
and/or BlackRock or any other affiliate of The PNC Financial Services Group,
Inc. fees for distribution and sales support services. Currently, only Hilliard
Lyons Shares, Investor A Shares, Investor B Shares and Investor C Shares bear the expense of distribution fees under the Plan. In addition, the Fund may pay brokers, dealers, financial institutions and industry professionals (including
The PNC Financial Services Group, Inc. and its affiliates) ("service organizations") fees for the provision of personal services to shareholders.
BlackRock may receive some of the service fees paid by the Fund in return for providing services to shareholders. Currently, only Hilliard Lyons Shares,
Investor A Shares, Investor B Shares, Investor C Shares and Service Shares bear the expense of service fees under the Plan.

     The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan
(the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

                                    Class-Specific Fee Arrangement
         Portfolio                                        Share Classes
                                 Institutional               Service               Hilliard Lyons
                             Contractual    Actual    Contractual    Actual    Contractual    Actual
                                 Fees      Fees (4)     Fees (1)    Fees (4)     Fees (2)    Fees (4)
 Money Market                    None        None    0.25%         0.25%      0.35%         0.25%
 U.S. Treasury                   None        None    0.25%         0.25%          N/A          N/A
 Municipal                       None        None    0.25%         0.25%      0.35%           None
 New Jersey Municipal            None        None    0.25%         0.25%          N/A          N/A
 North Carolina Municipal        None        None    0.25%         0.25%          N/A          N/A
 Ohio Municipal                  None        None    0.25%         0.25%          N/A          N/A
 Pennsylvania Municipal          None        None    0.25%         0.25%          N/A          N/A
 Virginia Municipal              None        None    0.25%            N/A         N/A          N/A

         Portfolio                                        Share Classes
                                   Investor A               Investor B              Investor C
                             Contractual    Actual    Contractual    Actual    Contractual    Actual
                               Fees (2)    Fees (4)     Fees (3)    Fees (4)     Fees (3)    Fees (4)
 Money Market               0.35%         0.25%      1.00%         0.75%      1.00%         0.75%
 U.S. Treasury              0.35%         0.25%      1.00%            N/A     1.00%            N/A
 Municipal                  0.35%         0.25%      1.00%            N/A     1.00%            N/A
 New Jersey Municipal       0.35%         0.25%      1.00%            N/A     1.00%            N/A
 North Carolina Municipal   0.35%         0.25%      1.00%            N/A     1.00%            N/A
 Ohio Municipal             0.35%         0.25%      1.00%            N/A     1.00%            N/A
 Pennsylvania Municipal     0.35%         0.25%      1.00%            N/A     1.00%            N/A
 Virginia Municipal         0.35%            N/A     1.00%            N/A     1.00%            N/A

(1) - the maximum annual contractual fees are comprised of a 0.25% service fee.
(2) - the maximum annual contractual fees are comprised of a 0.10% distribution fee and a 0.25% service fee.
(3) - the maximum annual contractual fees are comprised of a 0.75% distribution fee and a 0.25% service fee.
(4) - the actual fees are for the period ending March 31, 2006.

62

                                BLACKROCK FUNDS

     BlackRock maintains a call center which is responsible for providing certain shareholder services to the BlackRock Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares.
During the six months ended March 31, 2006, the following amounts have been accrued by each Portfolio to reimburse BlackRock for costs incurred running the call center, which are a component of the Transfer Agent fees in the accompanying Statement of Operations.

                                                                   HILLIARD
                                       INSTITUTIONAL    SERVICE     LYONS    INVESTOR A   INVESTOR B   INVESTOR C     TOTAL
                                      --------------- ----------- --------- ------------ ------------ ------------ -----------
  Money Market .....................         $ 20,353    $ 15,654   $ 4,757     $ 25,343      $ 1,648        $ 332    $ 68,087
  U.S. Treasury ....................            5,642       9,209         -        1,240            -            -      16,091
  Municipal ........................            2,415       3,825     4,352          214            -            -      10,806
  New Jersey Municipal .............            2,531       1,986         -          519            -            -       5,036
  North Carolina Municipal .........            1,780          58         -           38            -            -       1,876
  Ohio Municipal ...................            3,142         322         -          709            -            -       4,173
  Pennsylvania Municipal ...........           13,132       1,099         -        2,312            -            -      16,543
  Virginia Municipal ...............              756           -         -            -            -            -         756

     As of March 31, 2006, affiliated payables were as follows:

                                                                           PNC BANK
                                           PFPC(1)      BLACKROCK(2)     AFFILIATES(3)
                                        ------------   --------------   --------------
   Money Market .....................      $ 129,069        $ 514,103        $ 210,334
   U.S. Treasury ....................         23,337          134,644           56,462
   Municipal ........................         16,469           96,847           24,918
   New Jersey Municipal .............          9,243           47,708           15,956
   North Carolina Municipal .........          4,787           10,738              207
   Ohio Municipal ...................         84,909           50,837            9,933
   Pennsylvania Municipal ...........         48,505          181,111           23,862
   Virginia Municipal ...............          3,346            3,307                -

(1) - payables to PFPC are for Accounting, Administration, Custody and Transfer
   Agent services provided as of March 31, 2006.
(2) - payables to BlackRock are for Advisory and Administration services provided as of March 31, 2006, and for amounts due BlackRock for costs incurred related to the BlackRock Funds Call Center.
(3) - payables to PNC Bank affiliates are for distribution and sales support services as described under the Plan. The total payable on behalf of the
   Fund, as of March 31, 2006, was $5,632,572, a portion of which is paid to service organizations, including other PNC Bank affiliates.

     In April of 2005, BlackRock determined that the Municipal Money Market
Portfolio had purchased a security, the interest on which was subject to
Federal Alternative Minimum Tax ("AMT") (an "AMT Security"), in violation of the Portfolio's investment policy that limits investments in AMT securities to
20% of Portfolio net assets.  Once the issue was identified, the amount of AMT securities was decreased and the Portfolio did not incur a gain or loss.  Due to the violation of investment policy, the Adviser reimbursed the Portfolio
$3,098, which represents the additional tax liability that would be incurred by shareholders if all of the shareholders of the Portfolio were subject to the
AMT.

(E) Capital Shares

     Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments, and redemptions is the same as the dollar amounts shown on the following pages for such transactions.

                                                                              63

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     Transactions in capital shares for each period were as follows:

                                                            MONEY MARKET
                                              ----------------------------------------
                                                    FOR THE            FOR THE YEAR
                                               SIX MONTHS ENDED           ENDED
                                                    3/31/06              9/30/05
                                              ------------------   -------------------
Shares issued from the acquisition:(1)
   Institutional Class ....................       $            -      $     26,966,565
   Investor A Class .......................                    -           163,429,694
   Investor B Class .......................                    -            15,158,957
   Investor C Class .......................                    -             4,761,926
Shares sold:
   Institutional Class ....................          894,493,444         1,471,011,786
   Service Class ..........................          777,792,833         1,456,169,230
   Hilliard Lyons Class ...................           46,111,141           114,338,508
   Investor A Class .......................          169,529,748           364,963,335
   Investor B Class .......................            6,043,396             9,040,751
   Investor C Class .......................            2,754,851             4,097,308
Shares issued in reinvestment of dividends:
   Institutional Class ....................              386,451               411,878
   Service Class ..........................            1,032,174             1,285,575
   Hilliard Lyons Class ...................            2,160,363             2,448,010
   Investor A Class .......................            7,201,896             8,575,542
   Investor B Class .......................              245,447               235,555
   Investor C Class .......................               47,828                64,255
Shares redeemed:
   Institutional Class ....................         (904,877,942)       (1,517,293,240)
   Service Class ..........................         (819,056,192)       (1,420,060,947)
   Hilliard Lyons Class ...................          (47,254,586)         (116,973,705)
   Investor A Class .......................         (204,727,133)         (465,850,554)
   Investor B Class .......................          (10,747,079)          (14,643,659)
   Investor C Class .......................           (5,467,512)           (4,764,873)
                                                  --------------      ----------------
Net increase (decrease) ...................       $  (84,330,872)     $    103,371,897
                                                  ==============      ================

(1) See Note (B).

                                                           U.S. TREASURY
                                              ----------------------------------------
                                                    FOR THE            FOR THE YEAR
                                               SIX MONTHS ENDED           ENDED
                                                    3/31/06              9/30/05
                                              ------------------   -------------------
Shares sold:
   Institutional Class ....................       $  150,348,348      $    581,006,132
   Service Class ..........................          491,413,848         1,246,791,596
   Investor A Class .......................           20,733,298            31,284,000
Shares issued in reinvestment of dividends:
   Institutional Class ....................                1,625                   536
   Service Class ..........................              175,947               210,607
   Investor A Class .......................              534,429               736,089
Shares redeemed:
   Institutional Class ....................         (126,174,603)         (592,231,695)
   Service Class ..........................         (488,906,366)       (1,209,596,697)
   Investor A Class .......................          (23,075,291)          (41,311,290)
                                                  --------------      ----------------
Net increase ..............................       $   25,051,235      $     16,889,278
                                                  ==============      ================

64

                          BLACKROCK FUNDS

                                                             MUNICIPAL
                                              ---------------------------------------
                                                    FOR THE           FOR THE YEAR
                                               SIX MONTHS ENDED           ENDED
                                                    3/31/06              9/30/05
                                              ------------------   ------------------
Shares sold:
   Institutional Class ....................       $   89,765,736       $  285,681,384
   Service Class ..........................          213,202,330          228,128,150
   Hilliard Lyons Class ...................           62,997,742          136,113,807
   Investor A Class .......................           10,750,757           32,576,400
Shares issued in reinvestment of dividends:
   Institutional Class ....................                5,418                8,419
   Service Class ..........................              215,275              211,590
   Hilliard Lyons Class ...................            1,669,166            2,251,776
   Investor A Class .......................               50,215               79,599
Shares redeemed:
   Institutional Class ....................          (97,170,493)        (336,438,973)
   Service Class ..........................         (199,303,162)        (204,841,772)
   Hilliard Lyons Class ...................          (62,387,093)        (139,124,201)
   Investor A Class .......................          (11,415,750)         (35,716,119)
                                                  --------------       --------------
Net increase (decrease) ...................       $    8,380,141       $  (31,069,940)
                                                  ==============       ==============

                                                      NEW JERSEY MUNICIPAL
                                              -------------------------------------
                                                    FOR THE          FOR THE YEAR
                                               SIX MONTHS ENDED          ENDED
                                                    3/31/06             9/30/05
                                              ------------------   ----------------
Shares sold:
   Institutional Class ....................       $  140,912,646     $  227,139,327
   Service Class ..........................            9,240,848         60,335,438
   Investor A Class .......................           22,203,648         32,747,181
Shares issued in reinvestment of dividends:
   Institutional Class ....................               26,476            106,670
   Service Class ..........................               44,459             52,789
   Investor A Class .......................              183,393            197,999
Shares redeemed:
   Institutional Class ....................         (129,353,524)      (233,444,754)
   Service Class ..........................           (9,635,310)       (60,492,949)
   Investor A Class .......................          (22,025,324)       (30,740,159)
                                                  --------------     --------------
Net increase (decrease) ...................       $   11,597,312     $   (4,098,458)
                                                  ==============     ==============

                                               65

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                    NORTH CAROLINA MUNICIPAL
                                              -------------------------------------
                                                    FOR THE          FOR THE YEAR
                                               SIX MONTHS ENDED          ENDED
                                                    3/31/06             9/30/05
                                              ------------------   ----------------
Shares sold:
   Institutional Class ....................       $  142,290,600     $  209,741,015
   Service Class ..........................              686,550          7,584,781
   Investor A Class .......................               42,000             42,000
Shares issued in reinvestment of dividends:
   Institutional Class ....................              458,289            613,029
   Service Class ..........................                2,312                  -
   Investor A Class .......................                3,897              5,082
Shares redeemed:
   Institutional Class ....................         (136,334,771)      (212,511,399)
   Service Class ..........................           (6,965,699)          (821,749)
   Investor A Class .......................              (51,475)           (44,225)
                                                  --------------     --------------
Net increase ..............................       $      131,703     $    4,608,534
                                                  ==============     ==============

                                                          OHIO MUNICIPAL
                                              ---------------------------------------
                                                    FOR THE           FOR THE YEAR
                                               SIX MONTHS ENDED           ENDED
                                                    3/31/06              9/30/05
                                              ------------------   ------------------
Shares sold:
   Institutional Class ....................       $  190,725,614       $  416,216,719
   Service Class ..........................           53,011,504          102,881,674
   Investor A Class .......................           55,266,457           74,822,659
Shares issued in reinvestment of dividends:
   Institutional Class ....................               71,029              193,067
   Service Class ..........................               20,264               34,216
   Investor A Class .......................              339,916              384,943
Shares redeemed:
   Institutional Class ....................         (153,847,199)        (449,742,164)
   Service Class ..........................          (55,048,178)        (108,002,227)
   Investor A Class .......................          (41,289,717)         (86,485,328)
                                                  --------------       --------------
Net increase (decrease) ...................       $   49,249,690       $  (49,696,441)
                                                  ==============       ==============

66

                          BLACKROCK FUNDS

                                                     PENNSYLVANIA MUNICIPAL
                                              -------------------------------------
                                                    FOR THE          FOR THE YEAR
                                               SIX MONTHS ENDED          ENDED
                                                    3/31/06             9/30/05
                                              ------------------   ----------------
Shares sold:
   Institutional Class ....................       $  363,763,169     $  691,010,747
   Service Class ..........................          115,811,734         82,803,397
   Investor A Class .......................           67,135,435        150,289,355
Shares issued in reinvestment of dividends:
   Institutional Class ....................              151,540            113,667
   Service Class ..........................              299,635            183,050
   Investor A Class .......................              610,104            914,451
Shares redeemed:
   Institutional Class ....................         (333,034,721)      (686,849,356)
   Service Class ..........................          (73,151,628)       (81,630,970)
   Investor A Class .......................         (106,010,759)      (108,768,404)
                                                  --------------     --------------
Net increase ..............................       $   35,574,509     $   48,065,937
                                                  ==============     ==============

                                                       VIRGINIA MUNICIPAL
                                              ------------------------------------
                                                    FOR THE          FOR THE YEAR
                                               SIX MONTHS ENDED         ENDED
                                                    3/31/06            9/30/05
                                              ------------------   ---------------
Shares sold:
   Institutional Class ....................        $  85,474,909     $  94,946,827
   Service Class ..........................                    -            14,980
Shares issued in reinvestment of dividends:
   Institutional Class ....................               33,329            36,052
Shares redeemed:
   Institutional Class ....................          (65,712,252)      (88,670,193)
   Service Class ..........................                    -           (14,980)
                                                   -------------     -------------
Net increase ..............................        $  19,795,986     $   6,312,686
                                                   =============     =============

     On March 31, 2006, four shareholders held approximately 78% of the outstanding shares of the Money Market Portfolio, four shareholders held approximately 91% of the outstanding shares of the U.S. Treasury Money Market
Portfolio, three shareholders held approximately 87% of the outstanding shares of the Municipal Money Market Portfolio, four shareholders held approximately
91% of the outstanding shares of the New Jersey Municipal Money Market
Portfolio, four shareholders held approximately 92% of the outstanding shares of the North Carolina Municipal Money Market Portfolio, two shareholders held approximately 87% of the outstanding shares of the Ohio Municipal Money Market
Portfolio, three shareholders held approximately 88% of the outstanding shares of the Pennsylvania Municipal Money Market Portfolio and four shareholders held approximately 91% of the outstanding shares of the Virginia Municipal Money
Market Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

                                                                              67

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

(F) Federal Tax Information

     No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal
Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     Dividends from tax-free income, net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.

     The tax character of distributions paid during the fiscal year ended
September 30, 2005 were as follows:

                                TAX-FREE         ORDINARY
                                 INCOME           INCOME
                              ------------   ---------------
   Money Market
    9/30/05 ...............     $        -      $ 31,021,152
   U.S. Treasury
    9/30/05 ...............              -         8,916,517
   Municipal Money
    9/30/05 ...............      5,253,149                 -
   New Jersey Municipal
    9/30/05 ...............      2,406,767                 -
   North Carolina Municipal
    9/30/05 ...............      1,127,667                 -
   Ohio Municipal
    9/30/05 ...............      2,586,302                 -
   Pennsylvania Municipal
    9/30/05 ...............      8,806,806                 -
   Virginia Municipal
    9/30/05 ...............        365,649                 -

     For the year ended September 30, 2005, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                               EXPIRING SEPTEMBER 30
                               --------------------------------------------------------------------------------------
                                 2006        2007       2008         2009         2010         2011          TOTAL
                               --------   ---------   --------   -----------   ---------   -----------   ------------
Money Market ...............     $  547     $   268     $    -      $ 97,341     $     -      $ 86,448      $ 184,604
U.S. Treasury ..............          -           -          -        13,150      11,911        12,380         37,441
Ohio Municipal .............      3,203      16,541      6,193             -           -         1,261         27,198
Virginia Municipal .........          -           -          -             -          77             -             77

68

                                BLACKROCK FUNDS
                       ADDITIONAL INFORMATION (UNAUDITED)

(A)  Board of Trustees' Consideration of the Advisory Agreements. The Board of
   Trustees (the "Board") of BlackRock Funds (the "Fund"), including a majority of the non-interested Trustees of the Fund (the "Independent
   Trustees"), unanimously approved the renewal of the investment advisory and sub-advisory agreements (the "Advisory Agreements") with respect to the
   Money Market Portfolios of the Fund (each, a "Portfolio"), at an in-person meeting of the Board held on February 28, 2006.  In connection with its consideration of the Advisory Agreements, the Board met with personnel from the investment adviser and sub-adviser to the Portfolios, including
   BlackRock Advisors, Inc. and BlackRock Institutional Management Corporation
   (collectively, "BlackRock"), at an in-person meeting of the Board held on
   February 7, 2006.  The Board reviewed materials that it received in advance of that meeting, including (i) fee information and expense ratios for retail and institutional share classes of each Portfolio in comparison to fee information and expense ratios for peer funds of such Portfolio; (ii)
   information about the investment performance of each Portfolio in comparison to the investment performance for peer funds of such Portfolio;
   (iii) BlackRock's economic outlook for the Portfolios and its general investment outlook for the markets; (iv) information on the profitability of BlackRock and its affiliates with respect to each Portfolio, including details regarding the methodology used to calculate such profitability; (v)
   information regarding fees paid to service providers that are BlackRock affiliates; and (vi) information regarding compliance records and regulatory matters relating to BlackRock and the Fund.  In approving the
   Advisory Agreements, the Board, including all of the Independent Trustees, considered each of the matters discussed below in executive sessions held at the February 7 and February 28 meetings, during which counsel to the
   Independent Trustees was present.

   Nature, Extent and Quality of Services. The Board received and considered various information and data regarding the nature, extent and quality of services provided by BlackRock to each of the Portfolios under the Advisory
   Agreements during the past year.  The Board reviewed BlackRock's investment philosophy and process used to manage each of the Portfolios, as well as a description of its capabilities, personnel and services.  The Board considered the scope of services provided by BlackRock to each of the
   Portfolios under the Advisory Agreements relative to services typically provided by third parties to comparable mutual funds, and considered
   BlackRock's in-house research capabilities as well as other resources available to its personnel.  The Board noted that the standard of care applicable under the Advisory Agreements was comparable to that generally found in investment advisory agreements of their nature.  The Board considered the legal and compliance programs of each of the Fund and
   BlackRock, as well as the integrity of the systems in place to ensure implementation of such programs and the records of each of the Fund and
   BlackRock with regard to these matters.  The Board also considered information relating to the qualifications, backgrounds and responsibilities of BlackRock's investment professionals and other personnel who provide services to each Portfolio under the applicable
   Advisory Agreement, and took into account the time and attention devoted by
   BlackRock senior management to each of the Portfolios.  The Board also considered BlackRock's general business reputation and overall financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Advisory Agreements.

   Following consideration of this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the services provided by BlackRock to each Portfolio under the applicable
   Advisory Agreement were consistent with the Portfolio's operational requirements and reasonable in terms of approving the renewal of such
   Advisory Agreement.

   Advisory Fees. The Board received and considered statistical information regarding the fees and expense ratios of retail and institutional share classes of each Portfolio.  The Board compared the advisory fees, both before (contractual) and after (actual) any fee waivers and expense reimbursements, and total

                                                                              69

                                BLACKROCK FUNDS
                 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

   expenses of each Portfolio, against the fees and total expenses of the
   Portfolio's peers selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data.  The Board was provided with a description of the methodology used by Lipper to determine the peers for each Portfolio.  For each Portfolio, the Investor A Class (except with respect to the Virginia Money Market Portfolio) and Institutional Class
   were used to represent such Portfolio's share classes for purposes of the
   Lipper survey, as Lipper differentiated between retail and institutional funds in selecting peers.

     In considering the fee and expense data provided by Lipper, the Board noted that:

       o   except for each of the Money Market, Municipal Money Market,
          Pennsylvania Municipal Money Market and U.S. Treasury Money Market
          Portfolios and the Investor A Class of the New Jersey Municipal Money
          Market, North Carolina Municipal Money Market and Ohio Municipal
          Money Market Portfolios, each Portfolio had contractual advisory fees and expenses that were equal to or lower than the median for its peers; and

       o   except for each of the Money Market, Municipal Money Market,
          Pennsylvania Municipal Money Market and U.S. Treasury Money Market
          Portfolios, each Portfolio had actual advisory fees and expenses that were equal to or lower than the median for it peers.

     However, the Board took into consideration the fact that:

       o   with respect to the Investor A Class of the New Jersey Municipal
          Money Market, North Carolina Municipal Money Market and Ohio
          Municipal Money Market Portfolios, the difference by which such
          Portfolios' contractual advisory fees were higher than the median for their respective peers was not significant;

       o   with respect to the Institutional Class of the Pennsylvania Money
          Market Portfolio and the Investor A Class of the Money Market,
          Municipal Money Market, Pennsylvania Municipal Money Market and U.S.
          Treasury Money Market Portfolios, although the contractual advisory fee of each such Portfolio was higher than the median for its peers, its actual total expenses were equal to or lower than the median; and

       o   with respect to the Institutional Class of the Money Market and U.S.
          Treasury Money Market Portfolios, although the contractual advisory fee of each such Portfolio was higher than the median for its peers, each Portfolio had investment performance during at least two of the one-year, three-year and five-year periods that were at least equal to or above the  performance median for the Portfolio's peers.

   In addition to Lipper data, the Board also took into account the complexity of the investment management of each Portfolio relative to its peers.  The
   Board was also provided with comparative information about services rendered and fee rates offered to other similar clients advised by
   BlackRock, including separate accounts.

   Following consideration of this information, the Board, including all of the Independent Trustees, concluded that the contractual fees to be paid to
   BlackRock pursuant to the Advisory Agreements are fair and reasonable in light of the services being provided.

   Fund Performance. The Board received and considered information about each
   Portfolio's one-, three- and five-year (as applicable) investment performance for the period ended November 30, 2005, in comparison to the performance peers selected by Lipper.  The Board was provided with a description of

70

                                BLACKROCK FUNDS

   the methodology used by Lipper to select the peers.  In addition, the Board reviewed BlackRock's market outlook and discussed other factors relevant to the performance of the Portfolios.

   In considering the performance data provided by Lipper, the Board noted
   that for each Portfolio that had existed for more than five years, except for the Investor A Class of each of the Municipal Money Market, New Jersey
   Municipal Money Market, North Carolina Municipal Money Market, Ohio
   Municipal Money Market, Pennsylvania Municipal Money Market and U.S.
   Treasury Money Market Portfolios and the Institutional Class of the
   Municipal Money Market Portfolio, each Portfolio had investment performance during at least two of the one-year, three-year and five-year periods that were at least equal to or above the median for the Portfolio's peers.  The
   Board discussed the performance issues of these Portfolios with BlackRock, and was satisfied that appropriate measures were being taken to address them.

   Profitability. The Board considered the level of BlackRock's and its affiliates' profits in respect of their relationship with each of the
   Portfolios.  This consideration included a broad review of BlackRock's methodology in allocating its costs to the management of each Portfolio.
   The Board considered the profits realized by BlackRock and its affiliates in connection with the operation of each Portfolio and whether the amount of profit is a fair profit relative to their relationship with the
   Portfolio.  The Board also considered BlackRock's profit margins in comparison with available industry data.  The Board, including all of the
   Independent Trustees, concluded that BlackRock's profitability with respect to the Portfolios is reasonable relative to the services provided.

   Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of each Portfolio, whether each
   Portfolio has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate of certain of the Portfolios.  The Board also considered the fee waivers and expense reimbursement arrangements by BlackRock for each of the Portfolios.  The
   Board, including all of the Independent Trustees, determined that the advisory fee structure was reasonable and that no changes were currently necessary to realize any economies of scale.

   Other Benefits to BlackRock. The Board also took into account other ancillary benefits that BlackRock may derive from its relationship with each of the Portfolios, such as BlackRock's ability to leverage its investment professionals that manage other portfolios, an increase in
   BlackRock's profile in the broker-dealer community, and the engagement of
   BlackRock's affiliates as service providers to the Portfolios, including for administrative, transfer agency, distribution and custodial services.
   The Board, including all of the Independent Trustees, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the
   Portfolios were consistent with those generally available to other mutual fund sponsors.

   No single factor was considered in isolation or to be determinative in the
   Board's decision to approve the renewal of the Advisory Agreements.
   Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Advisory Agreements, including the fees to be charged for services thereunder.

(B)  The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent registered public accounting firm to audit the Fund's financial statements for fiscal year 2006. On November 29, 2005, a majority of the
   Fund's Board of Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the

                                                                              71

                                BLACKROCK FUNDS
                 ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED)

   Fund's fiscal 2006 audit subject to the right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(C)  As previously disclosed, BlackRock has received subpoenas from various federal and state governmental and regulatory authorities and various information requests from the Securities and Exchange Commission in connection with ongoing industry-wide investigations of mutual fund matters.

(D)  BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") announced on February 15, 2006 that they had reached an agreement to combine Merrill
   Lynch's investment management business, Merrill Lynch Investment Managers, with BlackRock, Inc. to create a new independent company. Merrill Lynch will have a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), which currently holds a majority interest in BlackRock, Inc., will have approximately a 34% economic and voting interest. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock's board in order to assure its independence. Completion of the transaction is subject to various regulatory approvals, client consents, approval by BlackRock, Inc.
   shareholders and customary conditions.

(E)  The amounts estimated to be paid by the Fund to the Chief Compliance
   Officer (CCO) and certain of his staff for the six months ended March 31,
   2006, are $255,572.

72

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                BLACKROCK FUNDS

Investment Adviser

     BlackRock Advisors, Inc.

     Wilmington, Delaware 19809

Sub-Adviser

     BlackRock Institutional Management Corporation

     Wilmington, Delaware 19809

Custodian

     PFPC Trust Company

     Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent

     PFPC Inc.

     Wilmington, Delaware 19809

Distributor

     BlackRock Distributors, Inc.

     King of Prussia, Pennsylvania 19406

Co-Administrator

     BlackRock Advisors, Inc.

     Wilmington, Delaware 19809

Counsel

     Simpson Thacher & Bartlett LLP

     New York, New York 10017

Independent Registered Public Accounting Firm

     Deloitte & Touche LLP

     Philadelphia, Pennsylvania 19103

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800)441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at
http://www.sec.gov.

Information on how proxies relating to the Fund's voting securities were voted
(if any) by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on
Form N-Q. The Fund's Form N-Q is available on the Commission's website at
http://www.sec.gov and may be reviewed and copied at the Commission's Public
Reference Room in Washington, D.C. Information regarding the operation of the
Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's
Form N-Q may also be obtained upon request, without charge, by calling (800)
441-7762.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

                                BLACKROCK FUNDS
                                 FUND SPECTRUM

 BlackRock Funds is a leading mutual fund company that currently has assets of approximately $27 billion in the following portfolios, which are designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing.

STOCK PORTFOLIOS
--------------------------------------
   Investment Trust                      Small Cap Core Equity
   Large Cap Value Equity                Small Cap Growth Equity
   Large Cap Growth Equity               Global Science & Technology Opportunities
   Dividend AchieversTM                  Global Resources
   Legacy                                All-Cap Global Resources
   Mid-Cap Value Equity                  Health Sciences
   Mid-Cap Growth Equity                 U.S. Opportunities
   Aurora                                Global Opportunities
   Small/Mid-Cap Growth                  International Opportunities
   Small Cap Value Equity                Index Equity
STOCK & BOND PORTFOLIOS
--------------------------------------
   Asset Allocation
BOND PORTFOLIOS
--------------------------------------
   Enhanced Income                       Government Income
   Low Duration Bond                     Inflation Protected Bond
   Intermediate Government Bond          GNMA
   Intermediate Bond                     Managed Income
   Intermediate PLUS Bond                International Bond
   Core Bond Total Return                High Yield Bond
   Core PLUS Total Return
TAX-FREE BOND PORTFOLIOS
--------------------------------------
   UltraShort Municipal                  Ohio Tax-Free Income
   Tax-Free Income                       Delaware Tax-Free Income
   Pennsylvania Tax-Free Income          Kentucky Tax-Free Income
   New Jersey Tax-Free Income
MONEY MARKET PORTFOLIOS
--------------------------------------
   Money Market                          North Carolina Municipal Money Market
   U.S. Treasury Money Market            Ohio Municipal Money Market
   Municipal Money Market                Pennsylvania Municipal Money Market
   New Jersey Municipal Money Market     Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

ACCOUNT INFORMATION
Call us at 1-800-441-7762 to get information about your account balances, recent transactions and share prices. You can also reach us on the web at
www.blackrock.com.

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have
$50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with Traditional, Rollover,
Roth, Coverdell and Simple IRA's.

ADDITIONAL INFORMATION ABOUT THE BLACKROCK FUNDS
For additional reports or additional information, as well as more current information about portfolio holdings and characteristics, BlackRock Fund shareholders and prospective investors may call 1-800-441-7762.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
[GRAPHIC OMITTED]

MM-SEMI  3/06

ALTERNATIVES  BLACKROCK SOLUTIONS  EQUITIES  FIXED INCOME
 LIQUIDITY  REAL ESTATE

BlackRock Funds
Strategic Portfolio

Semi-Annual Report
March 31, 2006 (Unaudited)

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                                BLACKROCK FUNDS

                        BLACKROCK STRATEGIC PORTFOLIO I

Portfolio Summary.........................................................1-2
Schedule of Investments.....................................................3
Portfolio Financial Statements

Notes to Financial Statements............................................8-12
Additional Information..................................................14-16

                     PRIVACY PRINCIPLES OF BLACKROCK FUNDS

BlackRock Funds is committed to maintaining the privacy of its shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Funds collects, how we protect that information, and why in certain cases we may share such information with select other parties.

BlackRock Funds does not generally receive any nonpublic personal information relating to its shareholders who purchase shares through their broker-dealers.
However, in certain limited circumstances, BlackRock receives a limited amount of nonpublic personal information from broker-dealers in connection with monitoring for inappropriate trading activity. In the case of shareholders who are record owners of BlackRock Funds, BlackRock Funds receives nonpublic personal information on account applications or other forms.

With respect to these shareholders, BlackRock Funds also has access to specific information regarding their transactions in BlackRock Funds. BlackRock Funds does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders' accounts (for example, to a transfer agent).

BlackRock Funds restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Funds maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.

                        BLACKROCK STRATEGIC PORTFOLIO I

Total Net Assets (3/31/06): $73.2 million

Performance Benchmark:

     Citigroup Non-U.S. World Government Bond Index (Hedged)

Investment Approach:

     Seeks to maximize total return through the investment in a portfolio of investment grade fixed income securities of non U.S. and U.S. issuers denominated in non-U.S. currencies, baskets of foreign currencies and the U.S.
dollar.

Recent Portfolio Management Activity:

     o  The Portfolio underperformed the benchmark for the semi-annual period.

     o  During the semi-annual period, the Bank of Japan joined its U.S. and
European counterparts and began removing monetary stimulus from the Japanese economy by ending Quantitative Easing.  In reaction to this policy shift and a stronger global economic environment, 10-year Japanese rates rose by 30 basis points during the first quarter of 2006 while December EuroYen futures were higher by 40 basis points. We believe Japan is in the very early stages of the removal of monetary policy stimulus. Domestic economic indicators have shown sustained strength. National core inflation has been positive for four months, and the Nikkei closed above the technically important 17,000 level at quarter-end. We expect longer-term rates to begin pricing in a stronger and more inflationary growth environment going forward.

     o  The European Cental Bank ("ECB") raised rates 50 basis points over the semi-annual period. The ECB has increased its anti-inflationary rhetoric as pass-though effects from oil prices remain of great concern. Euro-zone sentiment surveys are at multiyear highs and there is optimism regarding the impact of confidence on actual growth. In addition, with encouraging growth prospects abroad, we expect the pace of ECB hikes to quicken, with rate hikes anticipated in the second quarter of this year. Despite these positive economic indicators, labor rigidity and strife continue to be a major concern within
Europe. The need for structural reform and fiscal discipline are often emphasized by the ECB. Over the quarter, 10-year European rates rose 44 basis points and the yield on the December 3-month Euribor contract rose 40 basis points.

     o  During the first half of the period, with respect to portfolio strategy within the Dollar Bloc, the Portfolio's allocation to New Zealand benefited performance. Despite the fact that the Reserve Bank of New Zealand raised the
Official Cash Rate at both its October and December meetings, rates rallied during the quarter. In the Euro Bloc, the Portfolio's yield curve flattening position also benefited performance as the European yield curve flattened.
Elsewhere in the Euro Bloc, positions in Germany benefited performance. The yen depreciated during the quarter, and therefore the Portfolio's long position in
Japanese yen versus the U.S. dollar currency position detracted from performance.

     o  During the second half of the period, the Portfolio's country allocation to New Zealand was a contributor to performance, while Mexico was a detractor.  In the Euro Bloc, the Portfolio's yield curve flattening position also benefited performance as the European yield curve flattened.  Elsewhere in the Euro Bloc, the Portfolio had positions in Germany, France, Portugal and
Spain.  In the Asia Bloc, the Portfolio has added exposure to Japanese government bond floaters.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE STRATEGIC
                                PORTFOLIO I AND
  THE CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX (HEDGED) FROM  INCEPTION.

[GRAPHIC OMITTED]

               Institutional     Citigroup Non-U.S. World Government Bond Index (Hedged)
10/06/1997          10,000                           10,000
12/31/1997          10,141                           10,203
03/31/1998          10,303                           10,515
06/30/1998          10,515                           10,758
09/30/1998          11,084                           11,319
12/31/1998          11,136                           11,381
03/31/1999          11,131                           11,590
06/30/1999          11,164                           11,517
09/30/1999          11,290                           11,572
12/31/1999          11,349                           11,708
03/31/2000          11,478                           11,962
06/30/2000          11,786                           12,179
09/30/2000          12,245                           12,378
12/31/2000          13,268                           12,834
03/31/2001          13,709                           13,186
06/30/2001          13,542                           13,236
09/30/2001          14,144                           13,524
12/31/2001          14,448                           13,617
03/31/2002          14,484                           13,563
06/30/2002          15,350                           13,869
09/30/2002          15,521                           14,326
12/31/2002          16,037                           14,550
03/31/2003          16,070                           14,742
06/30/2003          16,490                           14,935
09/30/2003          16,512                           14,819
12/31/2003          16,566                           14,823
03/31/2004          16,949                           15,071
06/30/2004          16,612                           14,909
09/30/2004          16,956                           15,263
12/31/2004          17,268                           15,591
03/31/2005          17,215                           15,784
06/30/2005          17,738                           16,283
09/30/2005          17,714                           16,337
12/31/2005          17,716                           16,479
03/31/2006          17,669                           16,328

                        FOR PERIOD ENDING MARCH 31, 2006

     Strategic Portfolio I - Average Annual Return
   1 Year        3 Year       5 Year      From Inception
------------   ----------   ----------   ---------------
  2.64%            3.21%        5.21%          6.94%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

                                                                               1

                        BLACKROCK STRATEGIC PORTFOLIO I

FUND PROFILE

Credit Quality (% of long-term investments)/1/
AAA                         65.1%
AA                          31.7
A                            3.2
                           -----
  Total                    100.0%
                           =====

Countries (% of long-term investments)
Japan                       31.9%
Germany                     19.4
Canada                      10.9
United States                8.3
Italy                        5.4
New Zealand                  5.3
Netherlands                  4.9
Spain                        4.9
France                       4.7
Mexico                       4.3
                           -----
  Total                    100.0%
                           =====

Portfolio Statistics
Average maturity (years)   10.67
Effective Duration/2/       1.13

1 Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
  ("Moody's") rating.

2 Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the portfolio for every 1%
  change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                     Hypothetical Expenses
                                                            Actual Expenses       (5% return before expenses)
                                                         ---------------------   ----------------------------
                                                          Institutional Class         Institutional Class
                                                         ---------------------   ----------------------------
Beginning Account Value (10/01/05)                           $   1,000.00                $   1,000.00
Ending Account Value (3/31/06)                                     997.50                    1,024.14
Expenses Incurred During Period (10/01/05 - 3/31/06)                 0.85                        0.86

For the Institutional share class of the Portfolio, expenses are equal to the annualized expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2

                                BLACKROCK FUNDS

                            SCHEDULE OF INVESTMENTS
                        BLACKROCK STRATEGIC PORTFOLIO I

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                    PAR
                                                 MATURITY          (000)          VALUE
                                              --------------   ------------   -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.2%
  U.S. Treasury Notes
    3.50%(b)                                     12/15/09       $   2,800     $2,675,750
    4.25%                                     10/10-08/15           1,365      1,325,187
    4.50%                                        11/15/15             570        553,123
                                                                              ----------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $4,713,683)                                                            4,554,060
                                                                              ----------
FOREIGN BONDS - 67.8%
Canada - 8.0%
  Government of Canada Bonds
    (CND)
    4.00%                                        09/01/10           3,500      2,978,230
  Province of Ontario, Unsecured
    Notes (NZD)
    6.25%                                        06/16/15           4,700      2,866,122
  Province of Quebec Bonds
    (NZD)
    6.75%                                        11/09/15              70         43,833
                                                                              ----------
                                                                               5,888,185
                                                                              ----------
France - 3.5%
  French Treasury Note (EUR)
    2.50%                                        06/12/10           2,200      2,557,842
                                                                              ----------
Germany - 14.4%
  Bundesobligation (EUR)
    3.25%                                        04/17/09             850      1,025,134
  Bundesrepublic Deutschland
    (EUR)
    4.00%                                        01/04/37           7,800      9,474,224
                                                                              ----------
                                                                              10,499,358
                                                                              ----------
Italy - 4.0%
  Buoni Poliennali del Tes (EUR)
    2.75%                                        06/15/10           2,500      2,932,693
                                                                              ----------
Japan - 23.6%
  Japanese Government Bonds
    (JPY)
    0.79%(c)                                     01/20/21       2,100,000     17,251,045
                                                                              ----------
Mexico - 3.2%
  Mexican Fixed Rate Bonds
    (MXP)
                                                12/22/11-
    9.00%                                        12/20/12           8,270        782,846
    8.00%                                        12/19/13          14,370      1,288,237
    9.50%                                        12/18/14           2,450        239,167
                                                                              ----------
                                                                               2,310,250
                                                                              ----------
Netherlands - 3.6%
  Kingdom of Netherlands Bonds
    (EUR)
    4.00%                                        01/15/37           2,200      2,665,552
                                                                              ----------
New Zealand - 3.9%
  General Electric Capital Corp.,
    Senior Unsubordinated Notes
    (NZD)
    6.50%                                        09/28/15           4,680      2,858,079
                                                                              ----------
Spain - 3.6%
  Bonos Y Oblig del Estado (EUR)
    3.25%                                        07/30/10           2,200      2,635,558
                                                                              ----------
TOTAL FOREIGN BONDS
  (Cost $51,761,026)                                                          49,598,562
                                                                              ----------

                                                          PAR/SHARES
                                             MATURITY       (000)           VALUE
                                            ----------   -----------   ---------------
SHORT TERM INVESTMENTS - 27.3%
  Federal Home Loan Bank,
    Discount Notes
    4.55%(d)                                 04/03/06     $   500        $   499,874
  U.S. Treasury Bills
    4.58%                                    04/13/06      17,000         16,974,075
  Galileo Money Market Fund                                 2,462          2,462,290
                                                                         -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $19,936,239)                                                      19,936,239
                                                                         -----------
TOTAL INVESTMENTS IN SECURITIES - 101.3%
  (Cost $76,410,948(a))                                                   74,088,861
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (1.3)%                                                     (932,336)
                                                                         -----------
NET ASSETS - 100.0%                                                      $73,156,525
                                                                         ===========

-------------------

 (a) Cost for federal income tax purposes is $76,413,810. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

       Gross unrealized appreciation                                     $   862,459
       Gross unrealized depreciation                                      (3,187,408)
                                                                         -----------
                                                                         $(2,324,949)
                                                                         ===========

 (b) Securities, or a portion thereof, pledged as collateral with a value of
     $1,433,437 on 421 short Euro Bobl futures contracts and 60 short Canadian
     Bank Acceptance futures contracts expiring June 2006. The notional value of such contracts on March 31, 2006 was $68,405,560, with an unrealized gain of $325,870 (including commissions of $1,204).
 (c) Rates shown are the rates as of March 31, 2006.
 (d) The rate shown is the effective yield on the discount notes at the time of purchase.

          KEY TO INVESTMENT ABBREVIATIONS
  CND     Canadian Dollar
  EUR     Euro
  JPY     Japanese Yen
  MXP     Mexican Peso
  NZD     New Zealand Dollar

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               3

                                BLACKROCK FUNDS

                      STATEMENT OF ASSETS AND LIABILITIES
                        BLACKROCK STRATEGIC PORTFOLIO I

AS OF MARCH 31, 2006 (UNAUDITED)

ASSETS
 Investments at value/1/ .................................................................    $ 74,088,861
 Cash denominated in foreign currencies/2/ ...............................................         100,966
 Interest receivable .....................................................................         486,651
 Investments sold receivable .............................................................         844,199
 Prepaid expenses ........................................................................             890
 Unrealized appreciation on forward foreign currency contracts ...........................         761,953
 Futures margin receivable ...............................................................           2,407
                                                                                              ------------
    TOTAL ASSETS .........................................................................      76,285,927
                                                                                              ------------
LIABILITIES
 Investments purchased payable ...........................................................       2,958,100
 Distributions payable ...................................................................           7,284
 Futures margin payable ..................................................................          18,985
 Unrealized depreciation on forward foreign currency contracts ...........................         118,923
 Administration fees payable .............................................................           5,253
 Custodian fees payable ..................................................................           2,767
 Transfer agent fees payable .............................................................             563
 Other accrued expenses payable ..........................................................          17,527
                                                                                              ------------
    TOTAL LIABILITIES ....................................................................       3,129,402
                                                                                              ------------
NET ASSETS ...............................................................................    $ 73,156,525
                                                                                              ============

/1/Cost of Investments ...................................................................    $ 76,410,948
                                                                                              ============
/2/Cost of Investments - foreign currencies ..............................................    $    100,464
                                                                                              ============
AT MARCH 31, 2006, NET ASSETS CONSISTED OF:
 Capital Paid in .........................................................................    $ 72,986,234
 End of period distributions in excess of net investment income ..........................      (1,190,098)
 Accumulated net realized gain on investment transactions, futures and foreign currency
   related transactions ..................................................................       2,719,873
 Net unrealized depreciation on investment transactions, futures and foreign currency
related transactions .....................................................................      (1,359,484)
                                                                                              ------------
                                                                                              $ 73,156,525
                                                                                              ============

Institutional Shares:
 Net Assets ..............................................................................    $ 73,156,525
 Shares outstanding (unlimited authorization) ............................................       8,546,648
 Net Asset Value, offering and redemption price per share ................................    $       8.56

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
4

                                BLACKROCK FUNDS

                            STATEMENT OF OPERATIONS
                        BLACKROCK STRATEGIC PORTFOLIO I

FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

Investment income:
 Interest ................................................................................    $  1,416,492
                                                                                              ------------
Expenses:
 Investment advisory fee .................................................................          68,202
 Administration fee ......................................................................          63,818
 Custodian fee ...........................................................................          10,560
 Transfer agent fee ......................................................................           6,160
 Legal and audit fees ....................................................................          14,447
 Printing ................................................................................           3,534
 Trustees' fees ..........................................................................           1,276
 Other ...................................................................................           2,599
                                                                                              ------------
   Total expenses ........................................................................         170,596
                                                                                              ------------
    Less investment advisory fee waived ..................................................         (68,202)
    Less administration fee waived .......................................................         (41,856)
    Less custodian fee waived ............................................................            (746)
    Less transfer agent fee waived .......................................................            (515)
                                                                                              ------------
   Net expenses ..........................................................................          59,277
                                                                                              ------------
Net investment income ....................................................................       1,357,215
                                                                                              ------------
Realized and unrealized gain (loss) on investments and foreign currency transactions:
 Net realized gain (loss) from:
   Investment transactions ...............................................................         532,805
   Futures contracts .....................................................................       1,734,407
   Foreign currency transactions .........................................................      (2,890,775)
                                                                                              ------------
                                                                                                  (623,563)
                                                                                              ------------
 Change in unrealized appreciation/depreciation from:
   Investments ...........................................................................      (3,423,744)
   Futures contracts .....................................................................          83,580
   Foreign currency transactions .........................................................       2,341,352
                                                                                              ------------
                                                                                                  (998,812)
                                                                                              ------------
Net loss on investments, futures and foreign currency transactions .......................      (1,622,375)
                                                                                              ------------
Net decrease in net assets resulting from operations .....................................    $   (265,160)
                                                                                              ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               5

                                BLACKROCK FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                        BLACKROCK STRATEGIC PORTFOLIO I

                                                                                   FOR THE
                                                                              SIX MONTHS ENDED         FOR THE
                                                                                   3/31/06           YEAR ENDED
                                                                                 (UNAUDITED)           9/30/05
                                                                             ------------------   ----------------
Increase in net assets:
 Operations:
  Net investment income ..................................................     $   1,357,215       $   2,808,275
  Net realized gain (loss) on investments, futures contracts and
   foreign currency related transactions .................................          (623,563)          3,315,083
  Net change in unrealized appreciation/depreciation on
   investments, futures contracts and foreign currency related
   transactions ..........................................................          (998,812)         (2,950,005)
                                                                               -------------       -------------
  Net increase (decrease) in net assets resulting from operations ........          (265,160)          3,173,353
                                                                               -------------       -------------
Distributions to shareholders from:
  Net investment income ..................................................        (1,357,215)         (2,808,275)
  Net realized gains .....................................................          (196,270)                  -
                                                                               -------------       -------------
  Total distributions to shareholders ....................................        (1,553,485)         (2,808,275)
                                                                               -------------       -------------
Capital share transactions:
  Shares sold ............................................................        12,579,200          59,016,869
  Shares issued in reinvestment of distributions .........................         1,517,597           2,793,808
  Shares redeemed ........................................................       (10,407,655)        (58,199,623)
                                                                               -------------       -------------
  Net increase in net assets resulting from capital share
   transactions ..........................................................         3,689,142           3,611,054
                                                                               -------------       -------------
  Total increase in net assets ...........................................         1,870,497           3,976,132
                                                                               -------------       -------------
Net assets:
  Beginning of period ....................................................        71,286,028          67,309,896
                                                                               -------------       -------------
  End of period ..........................................................     $  73,156,525       $  71,286,028
                                                                               =============       =============
End of period undistributed net investment income (distributions in
 excess of net investment income) ........................................     $  (1,190,098)      $   1,700,677

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
6

                                BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         FOR THE
                                                                    SIX MONTHS ENDED     FOR THE
                                                                         3/31/06       YEAR ENDED
                                                                       (UNAUDITED)       9/30/05
                                                                   ------------------ ------------
Per share operating performance:
Net asset value, beginning of period .............................      $   8.78        $   8.75
                                                                        --------        --------
 Net investment income ...........................................          0.17/2/         0.36/2/
 Net realized and unrealized gain (loss) on investments ..........         (0.19)           0.03
                                                                        --------        --------
  Net increase (decrease) from investment operations .............         (0.02)           0.39
                                                                        --------        --------
 Distributions from net investment income ........................         (0.17)          (0.36)
 Distributions from net realized gains ...........................         (0.03)              -
 Distributions from capital ......................................             -               -
                                                                        --------        --------
  Total distributions ............................................         (0.20)          (0.36)
                                                                        --------        --------
 Net asset value, end of period ..................................      $   8.56        $   8.78
                                                                        ========        ========
Total Return .....................................................         (0.25)%/3/       4.47%
Ratios / Supplemental data
Net assets, end of period (in thousands) .........................      $ 73,157        $ 71,286
Ratio of expenses to average net assets ..........................          0.17%/4/        0.22%
Ratio of expenses to average net assets (excluding interest
 expense) ........................................................          0.17%/4/        0.20%
Ratio of expenses to average net assets (excluding waivers) ......          0.50%/4/        0.58%
Ratio of net investment income to average net assets .............          3.98%/4/        4.03%
Ratio of net investment income to average net assets (excluding
 waivers) ........................................................          3.65%/4/        3.67%
Portfolio turnover ...............................................           111%            223%

                                                                      FOR THE      FOR THE      FOR THE     FOR THE
                                                                    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                      9/30/04    9/30/03 /1/  9/30/02 /1/  9/30/01 /1/
                                                                   ------------ ------------ ------------ -----------
Per share operating performance:
Net asset value, beginning of period .............................   $   8.85     $   8.87     $   9.20    $   8.63
                                                                     --------     --------     --------    --------
 Net investment income ...........................................       0.33/2/      0.42         0.42        0.72
 Net realized and unrealized gain (loss) on investments ..........      (0.10)        0.13         0.40        0.58
                                                                     --------     --------     --------    --------
  Net increase (decrease) from investment operations .............       0.23         0.55         0.82        1.30
                                                                     --------     --------     --------    --------
 Distributions from net investment income ........................      (0.16)       (0.57)       (1.15)      (0.65)
 Distributions from net realized gains ...........................          -            -            -       (0.08)
 Distributions from capital ......................................      (0.17)           -            -           -
                                                                     --------     --------     --------    --------
  Total distributions ............................................      (0.33)       (0.57)       (1.15)      (0.73)
                                                                     --------     --------     --------    --------
 Net asset value, end of period ..................................   $   8.75     $   8.85     $   8.87    $   9.20
                                                                     ========     ========     ========    ========
Total Return .....................................................       2.69%        6.39%        9.74%      15.51%
Ratios / Supplemental data
Net assets, end of period (in thousands) .........................   $ 67,310     $ 56,122     $ 31,253    $ 33,297
Ratio of expenses to average net assets ..........................       0.42%        0.26%        0.85%       0.27%
Ratio of expenses to average net assets (excluding interest
 expense) ........................................................       0.23%        0.26%        0.26%       0.26%
Ratio of expenses to average net assets (excluding waivers) ......       0.71%        0.50%        1.15%       0.60%
Ratio of net investment income to average net assets .............       3.80%        3.89%        4.73%       5.82%
Ratio of net investment income to average net assets (excluding
 waivers) ........................................................       3.51%        3.65%        4.43%       5.49%
Portfolio turnover ...............................................        203%         235%         180%        189%

---------
/1/ Audited by other auditors.
/2/ Calculated using the average shares outstanding method.
/3/ Not annualized.
/4/ Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               7

                                BLACKROCK FUNDS

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(A) Organization

     BlackRock FundsSM (the "Fund") was organized on December 22, 1988 as a
Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 51 investment portfolios. These financial statements relate to the Fund's Strategic Portfolio I (the "Portfolio"). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.

     Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

     Investment Valuation - Valuation of investments held by the Portfolio is as follows: fixed income investments are valued by using market quotations or prices provided by market makers; a portion of the fixed income investments are valued utilizing one or more pricing services approved by the Board of Trustees
(the "Board"); an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m.
(Eastern time); the amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment advisor under the supervision of the Board determines that such method does not represent fair value. Any assets which are denominated in a non-U.S. currency are translated into U.S. dollars at the prevailing market rates. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of or in accordance with a method approved by the Board as reflecting fair value ("Fair Value Assets"). The investment adviser will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. Such valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

     When determining the price for a Fair Value Asset, the investment adviser shall seek to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction.
Fair value determinations shall be based upon all available factors that the adviser deems relevant.

     Dividends to Shareholders - Dividends from net investment income are declared by the Portfolio each day on "settled" shares (i.e. shares for which the Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of the Portfolio's net investment income will be declared as dividends. Net realized capital gains, if any, are distributed at least annually.

     Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S.
dollars on the following basis:

     (I) Market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) Purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolio isolates that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Portfolio reports certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     Forward Foreign Currency Contracts - The Portfolio enters into forward foreign currency contracts. These contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They

8

                                BLACKROCK FUNDS

simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the
Portfolio intends to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 2006, the Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                                                          UNREALIZED
                                                                                                            FOREIGN
                                                                                          VALUE AT         EXCHANGE
 SETTLEMENT DATE     CURRENCY AMOUNT        CURRENCY SOLD         CONTRACT AMOUNT      MARCH 31, 2006     GAIN (LOSS)
-----------------   -----------------   -----------------------   -----------------   ----------------   ------------
     04/06/06           10,866,413      Euro ..................      $ 13,175,527       $ 13,173,278      $   2,249
     04/06/06            4,345,500      Euro ..................         5,206,926          5,268,020        (61,094)
     04/06/06            2,500,000      Euro ..................         3,029,615          3,030,733         (1,118)
     04/12/06           64,132,237      Mexican Peso ..........         6,040,083          5,888,105        151,978
     04/12/06            9,214,001      New Zealand Dollar ....         6,260,914          5,667,186        593,728
     04/12/06           27,300,000      Japanese Yen ..........           239,054            232,361          6,693
     04/13/06            3,494,000      Canadian Dollar .......         2,999,270          2,992,927          6,343
                                                                     ------------       ------------      ---------
                                                                     $ 36,951,389       $ 36,252,610      $ 698,779
                                                                     ============       ============      =========

                                                                                                          UNREALIZED
                                                                                                            FOREIGN
                                                                                          VALUE AT         EXCHANGE
 SETTLEMENT DATE     CURRENCY AMOUNT        CURRENCY BOUGHT        CONTRACT AMOUNT     MARCH 31, 2006     GAIN (LOSS)
-----------------   -----------------   -----------------------   -----------------   ----------------   --------------
     04/05/06            2,500,000      Euro ..................      $  3,029,438       $  3,029,642      $     205
     04/06/06           10,866,413      Euro ..................        13,214,733         13,173,278        (41,455)
     04/06/06              133,000      Euro ..................           163,650            161,235         (2,415)
     04/06/06              148,829      Euro ..................           179,667            180,424            757
     04/12/06            6,898,119      Mexican Peso ..........           644,896            633,330        (11,566)
     04/12/06           23,885,776      Mexican Peso ..........         2,194,274          2,192,999         (1,275)
                                                                     ------------       ------------      ---------
                                                                     $ 19,426,658       $ 19,370,908      $ (55,749)
                                                                     ============       ============      =========

     Investment Transactions and Investment Income - Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss is determined by use of specific identification method, generally first in first out, for both financial reporting and federal income purposes. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

     Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements with qualified third party brokers-dealers as determined by and under the direction of the Board. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Portfolio enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. There were no reverse repurchase agreements held by the Portfolio at March 31, 2006.

     Futures Transactions - The Portfolio invests in futures contracts typically as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The Portfolio may also use these instruments for leverage. These futures contracts obligate a portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as cumulative unrealized gains or losses until the contracts are closed. When contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing

                                                                               9

                                BLACKROCK FUNDS

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities.
Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     Financing Transactions - The Portfolio may enter into financing transactions consisting of a sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted. The value of the security may change over the term of the financing transaction.

     Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires the use of management estimates. Actual results could differ from the estimates and such differences could be material.

     Other - Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for the other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the
United States. Consequently, acquisition and disposition of securities by the
Portfolio may be inhibited.

(C) Agreements and Other Transactions with Affiliates and Related Parties

     Pursuant to an Investment Advisory Agreement, BlackRock Financial
Management, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolio. For its advisory services,
BlackRock is entitled to receive fees, computed daily and paid monthly, at the annual rate of 0.20% of the Portfolio's average daily net assets.

     BlackRock has contractually agreed to waive or reimburse all of its advisory fees for the Portfolio until February 1, 2007, and may reimburse the
Portfolio for certain operating expenses.

     In addition, PFPC Trust Company, an indirect wholly-owned subsidiary of
The PNC Financial Services Group, Inc., serves as custodian for the Portfolio.
PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group,
Inc., serves as transfer and dividend disbursing agent. The custodian and the transfer agent voluntarily agreed to waive a portion of their fees during the period.

     Prior to February 1, 2006, the Portfolio bore a transfer agent fee at an annual rate not to exceed .018% of the annual average net assets of such respective classes plus per account fees and disbursements.

     Effective February 1, 2006, transfer agency fees are comprised of those fees charged by the Transfer Agent for issuing and redeeming shares of each class of each Portfolio, all shareholder communications including shareholder reports, dividend and distribution notices, proxy materials for its meetings to shareholders and maintenance of shareholder accounts.

     PFPC and BlackRock Advisors, Inc. ("BAI"), act as co-administrators for the Portfolio. For theses services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio. Prior to February 1, 2006 the fee was paid at the following annual rates: 0.085% of the first $500 million,
0.075% of the next $500 million and 0.065% of assets in excess of $1 billion.
In addition, the Portfolio was charged an administration fee based on the following percentage of average daily net assets: 0.145% of the first $500 million, 0.135% of the next $500 million and 0.125% of assets in excess of $1 billion. Effective February 1, 2006, the administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next
$500 million and 0.055% of assets in excess of $1 billion. In addition, the
Portfolio is charged an administration fee based on the following percentage of average daily net assets of the Portfolio: 0.025% of the first $500 million,
0.015% of the next $500 million and 0.005% of assets in excess of $1 billion.

10

                                BLACKROCK FUNDS

     PFPC and BAI may, at their discretion, waive all or any portion of their administration fees for the Portfolio.

     In the interest of limiting the expenses of the Portfolio, BlackRock and the Portfolio have entered into a series of annual expense limitation agreements.  The agreements set a limit on certain operating expenses of the
Portfolio for the next year and require BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.  These expense limits apply to the aggregate expenses incurred on a share class (excluding: interest, taxes, brokerage commissions and other extraordinary expenses).

     BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 0.26% of the Portfolio's average daily net assets.  This agreement is reviewed annually by the Fund's Board.

     If in the following two years the operating expenses of the Portfolio that previously received a waiver on reimbursement from BlackRock are less than the expense limit for the Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the
Fund has approved the payments to BlackRock at the previous quarterly meeting.

     At March 31, 2006, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                                                TOTAL WAIVERS
     EXPIRING             EXPIRING             EXPIRING          SUBJECT TO
 JANUARY 31, 2007     JANUARY 31, 2008     JANUARY 31, 2009     REIMBURSEMENT
------------------   ------------------   ------------------   --------------
    $   158,645           $ 224,974            $ 14,933           $ 398,552

     As of the six months ended March 31, 2006, affiliated payables were as follows:

  PFPC/(1)/ .........  $ 9,287

(1) - payables to PFPC are for Accounting, Administration, Custody and Transfer
   Agent services.

(D) Purchase and Sales of Securities

     For the six months ended March 31, 2006, purchases and sales of investment securities, other than short-term investments and government securities, were
$57,035,859 and $50,740,751 respectively. For the six months ended March 31,
2006, purchases and sales of government securities were $2,505,807 and
$6,155,731, respectively.

(E) Capital Shares

     Transactions in capital shares for each period were as follows:

                                                                       FOR THE
                                                                      SIX MONTHS       FOR THE
                                                                        ENDED        YEAR ENDED
                                                                       3/31/06         9/30/05
                                                                   --------------- ---------------
         Shares sold ............................................      1,461,316       6,719,554
         Shares issued in reinvestment of distributions .........        176,931         316,853
         Shares redeemed ........................................     (1,207,970)     (6,614,510)
                                                                      ----------      ----------
         Net increase ...........................................        430,277         421,897
                                                                      ==========      ==========

     On March 31, 2006, four shareholders held approximately 65% of the outstanding shares of the Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

                                                                              11

                                BLACKROCK FUNDS

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

(F) Federal Tax Information

     No provision is made for federal taxes as it is the Fund's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal
Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital and foreign currency gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for federal income tax purposes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.

     The tax character of distributions paid during the year ended September
30, 2005 was as follows:

                 ORDINARY         LONG-TERM          TOTAL
    DATE          INCOME        CAPITAL GAIN     DISTRIBUTIONS
-----------   --------------   --------------   --------------
  9/30/05      $ 2,097,256        $ 711,019      $ 2,808,275

12

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                BLACKROCK FUNDS

                       ADDITIONAL INFORMATION (UNAUDITED)

(A)  Board of Trustees' Consideration of the Advisory Agreement. The Board of
     Trustees (the "Board") of BlackRock Funds (the "Fund"), including a majority of the non-interested Trustees of the Fund (the "Independent
     Trustees"), unanimously approved the renewal of the investment advisory agreement (the "Advisory Agreement") with respect to the BlackRock
     Strategic Portfolio I of the Fund (the "Portfolio"), at an in-person meeting of the Board held on February 28, 2006. In connection with its consideration of the Advisory Agreement, the Board met with personnel from the investment adviser, BlackRock Financial Management, Inc. ("BlackRock"), at an in-person meeting of the Board held on February 7, 2006. The Board reviewed materials that it received in advance of that meeting, including
     (i) fee information and expense ratios for the institutional share class of the Portfolio in comparison to fee information and expense ratios for peer funds of such Portfolio; (ii) information about the investment performance of the Portfolio in comparison to the investment performance for peer funds of such Portfolio; (iii) BlackRock's economic outlook for the Portfolio and its general investment outlook for the markets; (iv) information on the profitability of BlackRock and its affiliates with respect to the
     Portfolio, including details regarding the methodology used to calculate such profitability; (v) information regarding fees paid to service providers that are BlackRock affiliates; and (vi) information regarding compliance records and regulatory matters relating to BlackRock and the
     Fund. In approving the Advisory Agreement, the Board, including all of the
     Independent Trustees, considered each of the matters discussed below in executive sessions held at the February 7 and February 28 meetings, during which counsel to the Independent Trustees was present.

     Nature, Extent and Quality of Services. The Board received and considered various information and data regarding the nature, extent and quality of services provided by BlackRock to the Portfolio under the Advisory
     Agreement during the past year. The Board reviewed BlackRock's investment philosophy and process used to manage the Portfolio, as well as a description of its capabilities, personnel and services. The Board considered the scope of services provided by BlackRock to the Portfolio under the Advisory Agreement relative to services typically provided by third parties to comparable mutual funds, and considered BlackRock's in-house research capabilities as well as other resources available to its personnel. The Board noted that the standard of care applicable under the
     Advisory Agreement was comparable to that generally found in investment advisory agreements of their nature. The Board considered the legal and compliance programs of each of the Fund and BlackRock, as well as the integrity of the systems in place to ensure implementation of such programs and the records of each of the Fund and BlackRock with regard to these matters. The Board also considered information relating to the qualifications, backgrounds and responsibilities of BlackRock's investment professionals and other personnel who provide services to the Portfolio under the Advisory Agreement, and took into account the time and attention devoted by BlackRock senior management to the Portfolio. The Board also considered BlackRock's general business reputation and overall financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Advisory Agreement.

     Following consideration of this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the services provided by BlackRock to the Portfolio under the Advisory
     Agreement were consistent with the Portfolio's operational requirements and reasonable in terms of approving the renewal of such Advisory Agreement.

14

                                 BLACKROCK FUNDS

     Advisory Fees. The Board received and considered statistical information regarding the fees and expense ratios of the institutional share class of the Portfolio. The Board compared the advisory fees, both before
     (contractual) and after (actual) any fee waivers and expense reimbursements, and total expenses of the Portfolio against the fees and total expenses of the Portfolio's peers selected by Lipper, Inc.
     ("Lipper"), an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to determine the peers for the Portfolio.

     In considering the fee and expense data provided by Lipper, the Board noted
     that:

          o    the Portfolio had contractual advisory fees and expenses that were equal to or lower than the median for its peers; and

          o    the Portfolio had actual advisory fees and expenses that were equal to or lower than the median for its peers.

     In addition to Lipper data, the Board also took into account the complexity of the investment management of the Portfolio relative to its peers. The
     Board was also provided with comparative information about services rendered and fee rates offered to other similar clients advised by
     BlackRock, including separate accounts.

     Following consideration of this information, the Board, including all of the Independent Trustees, concluded that the contractual fees to be paid to
     BlackRock pursuant to the Advisory Agreement are fair and reasonable in light of the services being provided.

     Fund Performance. The Board received and considered information about the
     Portfolio's one-, three- and five-year investment performance for the period ended November 30, 2005, in comparison to the performance of its performance peers selected by Lipper. The Board was provided with a description of the methodology used by Lipper to select the peers. In addition, the Board reviewed BlackRock's market outlook and discussed other factors relevant to the performance of the Portfolio.

     In considering the performance data provided by Lipper, the Board noted
     that the Portfolio had investment performance during at least two of the one-year, three-year and five-year periods that was below the median for its peers. The Board discussed the performance issues of the Portfolio with
     BlackRock, and was satisfied that appropriate measures were being taken to address them.

     Profitability. The Board considered the level of BlackRock's and its affiliates' profits in respect of their relationship with the Portfolio.
     This consideration included a broad review of BlackRock's methodology in allocating its costs to the management of the Portfolio. The Board considered the profits realized by BlackRock and its affiliates in connection with the operation of the Portfolio and whether the amount of profit is a fair profit relative to their relationship with the Portfolio.
     The Board also considered BlackRock's profit margins in comparison with available industry data. The Board, including all of the Independent
     Trustees, concluded that BlackRock's profitability with respect to the
     Portfolio is reasonable relative to the services provided.

     Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Portfolio, whether the
     Portfolio has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board also considered the fee waivers and expense reimbursement arrangements by BlackRock for the Portfolio. The Board, including all of the Independent Trustees, determined that the advisory fee structure was reasonable and that no changes were currently necessary to realize any economies of scale.

                                                                              15

                                BLACKROCK FUNDS

                 ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED)

     Other Benefits to BlackRock. The Board also took into account other ancillary benefits that BlackRock may derive from its relationship with the
     Portfolio, such as BlackRock's ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock's profile in the broker-dealer community, and the engagement of BlackRock's affiliates as service providers to the Portfolio, including for administrative, transfer agency, distribution and custodial services. The
     Board, including all of the Independent Trustees, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Portfolio were consistent with those generally available to other mutual fund sponsors.

     No single factor was considered in isolation or to be determinative in the
     Board's decision to approve the renewal of the Advisory Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of the Portfolio to approve the continuation of the Advisory Agreement, including the fees to be charged for services thereunder.

(B)  The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent registered public accounting firm to audit the Fund's financial statements for fiscal year 2006. On November 29, 2005, a majority of the
     Fund's Board of Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the Fund's fiscal 2006 audit, subject to the right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(C)  As previously disclosed, BlackRock has received subpoenas from various federal and state governmental and regulatory authorities and various information requests from the Securities and Exchange Commission in connection with ongoing industry-wide investigations of mutual fund matters.

(D)  BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") announced on February 15, 2006 that they had reached an agreement to combine Merrill
     Lynch's investment management business, Merrill Lynch Investment Managers, with BlackRock, Inc. to create a new independent company. Merrill Lynch will have a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), which currently holds a majority interest in BlackRock, Inc., will have approximately a 34% economic and voting interest. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock's board in order to assure its independence. Completion of the transaction is subject to various regulatory approvals, client consents, approval by BlackRock, Inc.
     shareholders and customary conditions.

(E)  The amounts estimated to be paid by the Fund to the Chief Compliance
     Officer (CCO) and certain of his staff for the six months ended March 31,
     2006, are $255,572.

16

                                BLACKROCK FUNDS

Investment Adviser
     BlackRock Financial Management, Inc.
     New York, New York 10022

Custodian
     PFPC Trust Company
     Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent
     PFPC Inc.
     Wilmington, Delaware 19809

Co-Administrator
     BlackRock Advisors, Inc.
     Wilmington, Delaware 19809

Distributor
     BlackRock Distributors, Inc.
     King of Prussia, Pennsylvania 19406

Counsel
     Simpson Thacher & Bartlett LLP
     New York, New York 10017

Independent Registered Public Accounting Firm
     Deloitte & Touche LLP
     Philadelphia, Pennsylvania 19103

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at
http://www.sec.gov.

Information on how proxies relating to the Fund's voting securities were voted
(if any) by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's
Form N-Q is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington,
D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                               [GRAPHIC OMITTED]

SPI  3/06

ALTERNATIVES  BLACKROCK SOLUTIONS  EQUITIES  FIXED
 INCOME  LIQUIDITYREAL ESTATE BlackRock Funds

Taxable Bond Portfolios

Semi-Annual Report

March 31, 2006 (Unaudited)

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                                BLACKROCK FUNDS
                            TAXABLE BOND PORTFOLIOS
*Enhanced Income
*Low Duration Bond
*Intermediate Government Bond
*Intermediate Bond
                          *Intermediate PLUS Bond
                          *Core Bond Total Return
                          *Core PLUS Total Return
                          *Government Income
                          *Inflation Protected Bond
                                                     *GNMA
                                                     *Managed Income
                                                     *International Bond
                                                     *High Yield Bond

Shareholder Letter..........................................................1
Portfolio Summaries
  Enhanced Income.........................................................2-3
  Low Duration Bond.......................................................4-5
  Intermediate Government Bond............................................6-7
  Intermediate Bond.......................................................8-9
  Intermediate PLUS Bond................................................10-11
  Core Bond Total Return................................................12-13
  Core PLUS Total Return................................................14-15
  Government Income.....................................................16-17
  Inflation Protected Bond..............................................18-19
  GNMA..................................................................20-21
  Managed Income........................................................22-23
  International Bond....................................................24-25
  High Yield Bond.......................................................26-27
  Note on Performance Information..........................................28
  Schedules of Investments.............................................29-108
  Investment Abbreviations................................................109
Portfolio Financial Statements
  Statements of Assets and Liabilities................................110-115
  Statements of Operations............................................116-117
Statements of Cash Flows

  Statements of Changes in Net Assets.................................124-127
  Financial Highlights................................................128-145
  Notes to Financial Statements.......................................147-178
  Additional Information..............................................179-182

                     PRIVACY PRINCIPLES OF BLACKROCK FUNDS
BlackRock Funds is committed to maintaining the privacy of its shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Funds collects, how we protect that information, and why in certain cases we may share such information with select other parties.
BlackRock Funds does not generally receive any nonpublic personal information relating to its shareholders who purchase shares through their broker-dealers.
However, in certain limited circumstances, BlackRock receives a limited amount of nonpublic personal information from broker-dealers in connection with monitoring for inappropriate trading activity. In the case of shareholders who are record owners of BlackRock Funds, BlackRock Funds receives nonpublic personal information on account applications or other forms.
With respect to these shareholders, BlackRock Funds also has access to specific information regarding their transactions in BlackRock Funds. BlackRock Funds does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders' accounts (for example, to a transfer agent).

BlackRock Funds restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Funds maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.

                                BLACKROCK FUNDS

March 31, 2006

Dear Shareholder:

     You may be aware that on February 15, 2006, we announced that BlackRock and Merrill Lynch Investment Managers (MLIM) intended to unite to create a new independent asset management company.

     We believe this combination of asset management strength will benefit our investors. BlackRock is one of the largest publicly traded investment management firms in the United States, with approximately $463 billion in assets under management and over 1,800 employees. We manage assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. MLIM is also a leading investment management organization, with over $576 billion in assets under management globally and over 2,700 employees in 17 countries. It offers over 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios.

     At the completion of the transaction, which is expected at the end of the third quarter of this year, the combined firm will be a top-ten investment manager worldwide, with more than $1 trillion in assets under management. The combined company will provide a wider selection of high-quality investment solutions across a range of asset classes and investment styles. BlackRock and
MLIM possess complementary capabilities that together create a well-rounded organization, uniting some of the finest money managers in the industry. At the same time, the firms share similar values and beliefs - focused on delivering excellence to clients, they both make investment performance their most important mission. In short, the combination reinforces our commitment to shareholders.

     As a shareholder in one or more BlackRock-advised mutual funds, you will receive proxy materials in the coming weeks in connection with this transaction. After you receive this information, do not hesitate to contact your financial advisor should you have any questions or concerns.

     As always, we thank you for entrusting us with your investment assets, and we look forward to continuing to serve your investment needs with even greater strength and scale.

Sincerely,

[GRAPHIC OMITTED]

 Anne F. Ackerley
Managing Director
BlackRock Advisors, Inc.

Data, including assets under management, are as of March 31, 2006.

                                                                               1

                           ENHANCED INCOME PORTFOLIO

 Total Net Assets (3/31/06): $58.2 million

Performance Benchmark:
     Citigroup 1 Year Treasury Index

Investment Approach:
     Seeks to maximize total return, consistent with income generation and prudent investment management by investing primarily in bonds. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities ("CMBS" and
"MBS"), collateralized mortgage obligations ("CMOs"), asset-backed securities
("ABS"), corporate bonds and non-U.S. Government securities. The Portfolio may also invest in money market instruments. The Portfolio's dollar weighted effective duration will be between 0 and 18 months during normal market conditions. Individual investments will be restricted to those securities whose maximum effective duration at the time of purchase is less than 5 years.

Recent Portfolio Management Activity:
     o  The BlackRock Share class outperformed the benchmark for the semi-annual period.  The Institutional Share class performed in-line with the benchmark for the semi-annual period.  The Investor A and Service Share classes underperformed the benchmark for the semi-annual period.

     o  During the semi-annual period, yields rose as the Federal Reserve
("Fed") continued to "normalize" short-term interest rates. The Federal Open
Market Committee voted a 0.25% tightening at each of its four meetings, lifting the Fed Funds target rate by 1.00% to 4.75%, the highest level in five years.
The yield curve flattened as the front end of the yield curve tracked the increases in the Fed Funds rate while the long end of the yield curve continued
to trade in a relatively narrow range, supported by low volatility, benign inflation and demand from overseas investors.  While economic activity slowed over the early part of the semi-annual period in the wake of a catastrophic
2005 hurricane season, the ultimate impact on interest rates proved to be short-lived as growth rebounded nicely during the opening months of 2006.
Longer-term interest rates, as measured by the 5-year Treasury, increased by
0.62%, ending the period at 4.81%, while shorter-term interest rates, as measured by the 2-year Treasury, ended the period at 4.82%.

     o  All major domestic spread sectors - CMBS, investment grade corporate securities, MBS, ABS and agencies - outperformed duration-adjusted Treasuries during the semi-annual period.  Much of the performance can be attributed to increased acceptance of risk by investors during the second half of the semi-annual period as all domestic spread sectors outperformed duration-adjusted Treasuries.  CMBS was the best performing spread sector even though the sector struggled during the first half of the semi-annual period due to a challenging technical environment.  However, the sector enjoyed strong demand for new issues in the latter half of the period due to favorable relative valuations and new investors to the sector.  Investment grade corporate securities was the weakest performing spread sector due to growing event risk, auto sector weakness, a robust new issue calendar and growing pressures on margins.  MBS benefited from strong performance due to a combination of low volatility and confidence that the Fed is near its tightening campaign.  ABS enjoyed outperformance relative to duration-adjusted
Treasuries due to strong demand as the sector remained attractively valued
versus other spread sectors.    Lastly, agencies continued to trade in a narrow
range versus swaps despite Congress' failure to reach a resolution on
Government-Sponsored Enterprise reform.

     o  During the semi-annual period, the Portfolio was short duration versus the benchmark with a slight steepening bias.  The Portfolio's duration position versus the benchmark benefited performance. With respect to sector positioning, contributors to performance included allocations to CMBS and ABS as both sectors outperformed duration-adjusted Treasuries.  CMBS continued to offer attractive relative valuations; specifically, seasoned, high quality issues.
Credit card and home equity issues continued to provide areas of opportunities within ABS.  Despite tight valuations, the portfolio management team believes the sector remains attractive relative to other spread sectors. Within the mortgage sector, the Portfolio continued to favor sectors such as CMOs and hybrid adjustable rate mortgages which have lagged MBS in the recent spread tightening cycle.  During the period, the Portfolio increased its allocation to corporate securities on a duration-weight basis, with a bias toward financials and higher credit quality issues.  The Portfolio also maintained a small allocation to taxable municipals. Lastly, the Portfolio reduced its allocation to callable debentures in the agency sector.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ENHANCED INCOME
                                   PORTFOLIO
            AND THE CITIGROUP 1 YEAR TREASURY INDEX FROM INCEPTION.

[GRAPHIC OMITTED]

               Institutional     Investor A     Citigroup 1 Year Treasury Index
03/19/2004     10,000            9,699          10,000
03/31/2004     10,013            9,700          10,016
06/30/2004      9,988            9,660           9,983
09/30/2004     10,040            9,688          10,031
12/31/2004     10,087            9,696          10,047
03/31/2005     10,112            9,724          10,068
06/30/2005     10,187            9,797          10,152
09/30/2005     10,245            9,845          10,197
12/31/2005     10,312            9,899          10,279
03/31/2006     10,405            9,979          10,357

                        FOR PERIOD ENDING MARCH 31, 2006

                        Average Annual Total Return
                                             1 Year       From Inception
                                          ------------   ---------------
     BlackRock Class                            3.09%             2.14%
     Institutional Class                        2.89%             2.03%
     Service Class                              2.61%             1.92%
     Investor A Class (Load Adjusted)          (0.51)%           (0.01)%
     Investor A Class (NAV)                     2.62%             1.47%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: BLACKROCK SHARES, 3/4/04; INSTITUTIONAL SHARES,
3/19/04; SERVICE SHARES, 3/19/04; INVESTOR A SHARES, 3/19/04. SEE "NOTE ON
PERFORMANCE INFORMATION" ON PAGE 28 FOR FURTHER INFORMATION ON HOW PERFORMANCE
DATA WAS CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

2

                           ENHANCED INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           92.8%
AA             3.9
A              1.6
BBB            1.7
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
Asset Backed Securities                   37.6%
U.S. Government & Agency Obligations      15.6
Commercial Mortgage Backed Securities     14.4
Collateralized Mortgage Obligations       14.1
Mortgage Pass-Throughs                     9.5
Corporate Bonds                            8.3
Multiple Class Mortgage Pass-Throughs      0.4
Taxable Municipal Bonds                    0.1
                                         -----
     Total                               100.0%
                                         =====

        Portfolio Statistics
Average maturity (years)       1.54
Effective Duration2            0.85

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Actual Expenses
                        ---------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor
                             Class           Class           Class          A Class
                        --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,017.00        1,015.60        1,015.20        1,013.60
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         1.51            1.91            3.67            3.82

                                             Hypothetical Expenses
                                          (5% return before expenses)
                        ---------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor
                             Class           Class           Class          A Class
                        --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,023.49        1,023.08        1,021.31        1,021.16
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         1.51            1.92            3.69            3.84

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.30%, 0.38%, 0.73%, and 0.76% for the BlackRock, Institutional,
Service, and Investor A share class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               3

                          LOW DURATION BOND PORTFOLIO

Total Net Assets (3/31/06): $1.4 billion

Performance Benchmark:
     Merrill Lynch 1-3 Year Treasury Index

Investment Approach:

     Seeks to realize a rate of return that exceeds the total return of the
Merrill Lynch 1-3 Year Treasury Index by investing primarily in investment grade bonds that allow it to maintain an average portfolio duration that is within +/- 20% of the duration of the benchmark. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities ("CMBS" and "MBS"), collateralized mortgage obligations ("CMOs"), asset-backed securities ("ABS"), and corporate bonds. The Portfolio may invest up to 5% of its assets in non-investment grade bonds and up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. Securities are purchased for the Portfolio when the management team determines that they have the potential for above-average total return.

Recent Portfolio Management Activity:
     o  The BlackRock and Institutional Share classes outperformed the benchmark for the semi-annual period.  The Investor A, B, C and Service Share classes underperformed the benchmark for the semi-annual period.

     o  During the semi-annual period, yields rose as the Federal Reserve
("Fed") continued to "normalize" short-term interest rates. The Federal Open
Market Committee voted a 0.25% tightening at each of its four meetings, lifting the Fed Funds target rate by 1.00% to 4.75%, the highest level in five years.
The yield curve flattened as the front end of the yield curve tracked the increases in the Fed Funds rate while the long end of the yield curve continued
to trade in a relatively narrow range, supported by low volatility, benign inflation and demand from overseas investors.  While economic activity slowed over the early part of the semi-annual period in the wake of a catastrophic
2005 hurricane season, the ultimate impact on interest rates proved to be short-lived as growth rebounded nicely during the opening months of 2006.
Longer-term interest rates, as measured by the 5-year Treasury, increased by
0.62%, ending the period at 4.81%, while shorter-term interest rates, as measured by the 2-year Treasury, ended the period at 4.82%.

     o  All major domestic spread sectors - CMBS, investment grade corporate securities, MBS, ABS and agencies - outperformed duration-adjusted Treasuries during the semi-annual period.  Much of the performance can be attributed to increased acceptance of risk by investors during the second half of the semi-annual period as all domestic spread sectors outperformed duration-adjusted Treasuries.  CMBS was the best performing spread sector even though the sector struggled during the first half of the semi-annual period due to a challenging technical environment.  However, the sector enjoyed strong demand for new issues in the latter half of the period due to favorable relative valuations and new investors to the sector.  Investment grade corporate securities was the weakest performing spread sector due to growing event risk, auto sector weakness, a robust new issue calendar and growing pressures on margins.  MBS benefited from strong performance due to a combination of low volatility and confidence that the Fed is near its tightening campaign.  ABS enjoyed outperformance relative to duration-adjusted
Treasuries due to strong demand as the sector remained attractively valued
versus other spread sectors.    Lastly, agencies continued to trade in a narrow
range versus swaps despite Congress' failure to reach a resolution on
Government-Sponsored Enterprise reform.

     o  During the semi-annual period, the Portfolio was short duration versus the benchmark with a slight steepening bias.  The Portfolio's duration position versus the benchmark benefited performance. With respect to sector positioning, contributors to performance included allocations to CMBS and ABS as both sectors outperformed duration-adjusted Treasuries.  CMBS continued to offer attractive relative valuations; specifically, seasoned, high quality issues.
Credit card and home equity issues continued to provide areas of opportunities within ABS.  Despite tight valuations, the portfolio management team believes the sector remains attractive relative to other spread sectors. Within the mortgage sector, the Portfolio continued to favor sectors such as CMOs and hybrid adjustable rate mortgages which have lagged MBS in the recent spread tightening cycle.  During the period, the Portfolio increased its allocation to corporate securities on a duration-weight basis, with a bias toward financials and higher credit quality issues.  The Portfolio also maintained a small allocation to taxable municipals, and reduced its allocation to callable debentures in the agency sector. Lastly, during the semi-annual period, the
Portfolio had on a Euro curve flattener trade as well as an outright long position in New Zealand rates, both of which contributed to performance.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LOW DURATION BOND
PORTFOLIO AND
       THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX FOR THE PAST TEN YEARS.

[GRAPHIC OMITTED]

                                                Merrill Lynch 1-3 Year
               Institutional     Investor A     Treasury Index
03/31/1996     10,000             9,703         10,000
06/30/1996     10,109             9,797         10,101
09/30/1996     10,274             9,945         10,268
12/31/1996     10,492            10,144         10,463
03/31/1997     10,541            10,179         10,532
06/30/1997     10,768            10,387         10,764
09/30/1997     10,982            10,580         10,975
12/31/1997     11,127            10,708         11,159
03/31/1998     11,308            10,870         11,323
06/30/1998     11,491            11,033         11,496
09/30/1998     11,781            11,298         11,850
12/31/1998     11,865            11,365         11,940
03/31/1999     12,005            11,485         12,012
06/30/1999     12,085            11,549         12,080
09/30/1999     12,242            11,684         12,233
12/31/1999     12,347            11,771         12,306
03/31/2000     12,509            11,911         12,460
06/30/2000     12,711            12,090         12,674
09/30/2000     13,012            12,362         12,941
12/31/2000     13,368            12,685         13,290
03/31/2001     13,737            13,033         13,657
06/30/2001     13,893            13,153         13,817
09/30/2001     14,340            13,561         14,284
12/31/2001     14,400            13,615         14,393
03/31/2002     14,437            13,620         14,394
06/30/2002     14,760            13,908         14,736
09/30/2002     15,104            14,229         15,091
12/31/2002     15,255            14,345         15,221
03/31/2003     15,342            14,414         15,311
06/30/2003     15,495            14,560         15,421
09/30/2003     15,531            14,580         15,486
12/31/2003     15,543            14,579         15,510
03/31/2004     15,689            14,689         15,665
06/30/2004     15,543            14,554         15,498
09/30/2004     15,690            14,681         15,648
12/31/2004     15,753            14,716         15,651
03/31/2005     15,745            14,699         15,610
06/30/2005     15,871            14,821         15,788
09/30/2005     15,915            14,838         15,802
12/31/2005     15,994            14,902         15,911
03/31/2006     16,095            14,985         15,973

                        FOR PERIOD ENDING MARCH 31, 2006

                                   Average Annual Total Return
                                             1 Year         3 Year        5 Year       10 Year
                                          ------------   ------------   ----------   ----------
     BlackRock Class                            2.37%          1.76%         3.35%        5.00%
     Institutional Class                        2.22%          1.61%         3.22%        4.87%
     Service Class                              1.95%          1.33%         2.92%        4.57%
     Investor A Class (Load Adjusted)          (1.12)%         0.27%         2.21%        4.13%
     Investor A Class (NAV)                     1.95%          1.30%         2.83%        4.44%
     Investor B Class (Load Adjusted)          (3.25)%        (0.58)%        1.72%        3.72%
     Investor B Class (NAV)                     1.19%          0.55%         2.09%        3.72%
     Investor C Class (Load Adjusted)           0.30%          0.55%         2.09%        3.72%
     Investor C Class (NAV)                     1.29%          0.55%         2.09%        3.72%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED.  THE INCEPTION DATES OF THE
PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS:  INSTITUTIONAL SHARES, 7 /17/92;
SERVICE SHARES, 1 /12 /96; INVESTOR A SHARES, 1 /12 /96; INVESTOR B SHARES,
11/18 /96; INVESTOR C SHARES,
2 /24 /97; AND BLACKROCK SHARES, 6/3/97.  SEE "NOTE ON PERFORMANCE INFORMATION"
ON PAGE 28 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED,
INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.  Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

4

                          LOW DURATION BOND PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           89.3%
AA             6.5
A              1.3
BBB            2.6
Unrated        0.3
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
Asset Backed Securities                   39.7%
Collateralized Mortgage Obligations       16.9
Commercial Mortgage Backed Securities     13.4
Corporate Bonds                           12.9
Mortgage Pass-Throughs                     9.7
U.S. Government & Agency Obligations       4.5
Foreign Bonds                              1.4
Taxable Municipal Bonds                    0.7
Preferred Stocks                           0.7
Multiple Class Mortgage Pass-Throughs      0.1
                                        ------
     Total                               100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       1.99
Effective Duration2            1.72

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,012.00        1,011.30        1,009.90        1,009.90        1,006.10        1,006.10
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.01            2.61            4.01            4.06            7.80            7.80

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,022.98        1,022.37        1,020.96        1,020.91        1,017.12        1,017.12
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.02            2.63            4.04            4.09            7.88            7.88

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.40%, 0.52%, 0.80%, 0.81%, 1.56%, and 1.56% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

                                                                               5

                    INTERMEDIATE GOVERNMENT BOND PORTFOLIO

Total Net Assets (3/31/06): $586.8 million

Performance Benchmark:
     Lehman Brothers Intermediate Government Index

Investment Approach:
     Seeks to maximize total return consistent with income generation and prudent investment management, by investing primarily in the highest rated government and agency bonds that allow it to maintain an average portfolio duration that is within +/- 20% of the Lehman Brothers Intermediate Government
Index. The Portfolio normally invests at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities
("CMBS" and "MBS"), collateralized mortgage obligations ("CMOs"), asset-backed securities ("ABS") and corporate bonds. Securities are purchased for the
Portfolio when the management team determines that they have the potential for above-average total return.

Recent Portfolio Management Activity:
     o  The Institutional and Service Share classes outperformed the benchmark for the semi-annual period.  The Investor A Share class performed in-line with the benchmark for the semi-annual period.  The Investor B and C Share classes underperformed the benchmark for the semi-annual period.

     o  During the semi-annual period, yields rose as the Federal Reserve
("Fed") continued to "normalize" short-term interest rates. The Federal Open
Market Committee voted a 0.25% tightening at each of its four meetings, lifting the Fed Funds target rate by 1.00% to 4.75%, the highest level in five years.
The yield curve flattened as the front end of the yield curve tracked the increases in the Fed Funds rate while the long end of the yield curve continued
to trade in a relatively narrow range, supported by low volatility, benign inflation and demand from overseas investors.  While economic activity slowed over the early part of the semi-annual period in the wake of a catastrophic
2005 hurricane season, the ultimate impact on interest rates proved to be short-lived as growth rebounded nicely during the opening months of 2006.
Longer-term interest rates, as measured by the 10-year Treasury, ended the period at 4.85%, while shorter-term interest rates, as measured by the 2-year
Treasury, ended the period at 4.82%.

     o  All major domestic spread sectors - CMBS, investment grade corporate securities, MBS, ABS and agencies - outperformed duration-adjusted Treasuries during the semi-annual period.  Much of the performance can be attributed to increased acceptance of risk by investors during the second half of the semi-annual period as all domestic spread sectors outperformed duration-adjusted Treasuries.  CMBS was the best performing spread sector even though the sector struggled during the first half of the semi-annual period due to a challenging technical environment.  However, the sector enjoyed strong demand for new issues in the latter half of the period due to favorable relative valuations and new investors to the sector.  Investment grade corporate securities was the weakest performing spread sector due to growing event risk, auto sector weakness, a robust new issue calendar and growing pressures on margins.  MBS benefited from strong performance due to a combination of low volatility and confidence that the Fed is near its tightening campaign.  ABS enjoyed outperformance relative to duration-adjusted
Treasuries due to strong demand as the sector remained attractively valued
versus other spread sectors.    Lastly, agencies continued to trade in a narrow
range versus swaps despite Congress' failure to reach a resolution on
Government-Sponsored Enterprise reform.

     o  During the semi-annual period, the Portfolio benefited from its short duration positioning relative to its benchmark as interest rates rose.  The
Portfolio's overweight to agencies benefited performance as the sector outperformed duration-adjusted Treasuries for the semi-annual period.  The
Portfolio continued to maintain a focus on callable debentures.  With respect to non-benchmark allocations, the Portfolio favored CMOs and hybrid adjustable rate mortgages which have lagged MBS in the recent spread tightening cycle.
The Portfolio's allocation to ABS and CMBS contributed to performance as both sectors outperformed duration-adjusted Treasuries.  CMBS continued to offer attractive relative valuations; specifically, seasoned, high quality issues.
Credit card and home equity issues continued to provide areas of opportunities within ABS.  Despite tight valuations, the portfolio management team believes the sector remains attractive relative to other spread sectors.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE
                                GOVERNMENT BOND

PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX FOR THE PAST
                                   TEN YEARS.

[GRAPHIC OMITTED]

               Institutional     Investor A     Lehman Brothers Intermediate Government Index
03/31/1996     10,000             9,596         10,000
06/30/1996     10,060             9,642         10,068
09/30/1996     10,239             9,802         10,240
12/31/1996     10,496            10,037         10,477
03/31/1997     10,494            10,023         10,474
06/30/1997     10,787            10,291         10,767
09/30/1997     11,066            10,544         11,042
12/31/1997     11,308            10,762         11,287
03/31/1998     11,476            10,909         11,456
06/30/1998     11,697            11,106         11,668
09/30/1998     12,154            11,527         12,212
12/31/1998     12,169            11,528         12,243
03/31/1999     12,189            11,534         12,209
06/30/1999     12,125            11,459         12,186
09/30/1999     12,245            11,559         12,309
12/31/1999     12,270            11,581         12,303
03/31/2000     12,469            11,743         12,505
06/30/2000     12,685            11,944         12,732
09/30/2000     13,046            12,270         13,074
12/31/2000     13,527            12,707         13,592
03/31/2001     13,960            13,099         14,000
06/30/2001     14,018            13,150         14,058
09/30/2001     14,728            13,812         14,756
12/31/2001     14,712            13,768         14,736
03/31/2002     14,701            13,741         14,697
06/30/2002     15,227            14,215         15,266
09/30/2002     15,903            14,828         16,001
12/31/2002     16,045            14,943         16,157
03/31/2003     16,186            15,070         16,307
06/30/2003     16,478            15,310         16,582
09/30/2003     16,395            15,215         16,560
12/31/2003     16,355            15,174         16,527
03/31/2004     16,673            15,450         16,891
06/30/2004     16,343            15,128         16,502
09/30/2004     16,725            15,449         16,875
12/31/2004     16,790            15,493         16,912
03/31/2005     16,692            15,403         16,797
06/30/2005     17,020            15,690         17,185
09/30/2005     16,955            15,615         17,095
12/31/2005     17,041            15,678         17,197
03/31/2006     17,055            15,660         17,146

                        FOR PERIOD ENDING MARCH 31, 2006

                                   Average Annual Total Return
                                             1 Year         3 Year        5 Year       10 Year
                                          ------------   ------------   ----------   ----------
     Institutional Class                        2.18%          1.76%         4.08%        5.48%
     Service Class                              1.87%          1.45%         3.76%        5.16%
     Investor A Class (Load Adjusted)          (2.43)%        (0.08)%        2.79%        4.59%
     Investor A Class (NAV)                     1.67%          1.29%         3.64%        5.02%
     Investor B Class (Load Adjusted)          (3.43)%        (0.53)%        2.50%        4.26%
     Investor B Class (NAV)                     1.00%          0.56%         2.85%        4.26%
     Investor C Class (Load Adjusted)           0.02%          0.56%         2.87%        4.27%
     Investor C Class (NAV)                     1.00%          0.56%         2.87%        4.27%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A
SHARES, 5 /11/92; SERVICE SHARES, 7/29/93; INVESTOR C SHARES, 10/8/96; AND
INVESTOR B SHARES,    10 /11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE
28 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING
IMPORTANT INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

6

                    INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           98.7%
AA             0.4
A              0.3
Unrated        0.6
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
U.S. Government & Agency Obligations      45.8%
Mortgage Pass-Throughs                    26.5
Collateralized Mortgage Obligations       12.9
Commercial Mortgage Backed Securities      6.8
Corporate Bonds                            3.9
Asset Backed Securities                    3.1
Taxable Municipal Bonds                    0.7
Project Loans                              0.2
Multiple Class Mortgage Pass-Throughs      0.1
                                        ------
     Total                               100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       3.33
Effective Duration2            2.90

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,005.90        1,004.40        1,002.90        1,000.00        1,000.10
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.00            4.50            4.99            8.83            8.83

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,021.97        1,020.46        1,019.95        1,016.06        1,016.06
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.03            4.54            5.05            8.94            8.94

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.60%, 0.90%, 1.00%, 1.77%, and 1.77% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               7

                          INTERMEDIATE BOND PORTFOLIO

Total Net Assets (3/31/06): $871.8 million

Performance Benchmark:
     Lehman Brothers Intermediate Government/Credit Index

Investment Approach:
     Seeks to maximize total return, consistent with income generation and prudent investment management by investing primarily in bonds that allow it to maintain an average portfolio duration that is within +/- 20% of the Lehman
Brothers Intermediate Government/Credit Index.  The Portfolio normally invests at least 80% of its assets in bonds and only buys securities rated investment grade at the time of purchase by at least one major rating agency or determined by the management team to be of similar quality. The portfolio management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities ("CMBS" and
"MBS"), collateralized mortgage obligations ("CMOs"), asset-backed securities
("ABS") and corporate bonds.  Securities are purchased for the Portfolio when the management team determines that they have the potential for above-average total return.  The Portfolio's dollar-weighted average maturity will be between
3 and 10 years.

Recent Portfolio Management Activity:
     o  The BlackRock, Institutional and Investor A Share classes outperformed the benchmark for the semi-annual period.  The Investor B, C and Service Share classes underperformed the benchmark for the semi-annual period.

     o  During the semi-annual period, yields rose as the Federal Reserve
("Fed") continued to "normalize" short-term interest rates. The Federal Open
Market Committee voted a 0.25% tightening at each of its four meetings, lifting the Fed Funds target rate by 1.00% to 4.75%, the highest level in five years.
The yield curve flattened as the front end of the yield curve tracked the increases in the Fed Funds rate while the long end of the yield curve continued
to trade in a relatively narrow range, supported by low volatility, benign inflation and demand from overseas investors.  While economic activity slowed over the early part of the semi-annual period in the wake of a catastrophic
2005 hurricane season, the ultimate impact on interest rates proved to be short-lived as growth rebounded nicely during the opening months of 2006.
Longer-term interest rates, as measured by the 10-year Treasury, ended the period at 4.85%, while shorter-term interest rates, as measured by the 2-year
Treasury, ended the period at 4.82%.

     o  All major domestic spread sectors - CMBS, investment grade corporate securities, MBS, ABS and agencies - outperformed duration-adjusted Treasuries during the semi-annual period.  Much of the performance can be attributed to increased acceptance of risk by investors during the second half of the semi-annual period as all domestic spread sectors outperformed duration-adjusted Treasuries.  CMBS was the best performing spread sector even though the sector struggled during the first half of the semi-annual period due to a challenging technical environment.  However, the sector enjoyed strong demand for new issues in the latter half of the period due to favorable relative valuations and new investors to the sector.  Investment grade corporate securities was the weakest performing spread sector due to growing event risk, auto sector weakness, a robust new issue calendar and growing pressures on margins.  MBS benefited from strong performance due to a combination of low volatility and confidence that the Fed is near its tightening campaign.  ABS enjoyed outperformance relative to duration-adjusted
Treasuries due to strong demand as the sector remained attractively valued
versus other spread sectors.    Lastly, agencies continued to trade in a narrow
range versus swaps despite Congress' failure to reach a resolution on
Government-Sponsored Enterprise reform.

     o  During the semi-annual period, the Portfolio was short duration relative to its benchmark which benefited performance as interest rates rose.
While the Portfolio maintained an underweight to corporate securities, which detracted from performance, this was offset by security selection within corporate securities, which benefited performance for the period.  Within the corporate sector, the Portfolio exhibited a bias towards financials and higher quality issues.  The Portfolio's allocations to non-benchmark sectors CMBS and
ABS aided performance as both sectors outperformed duration-adjusted
Treasuries. CMBS continued to offer attractive relative valuations;
specifically, seasoned, high quality issues.  Credit card and home equity issues continued to provide areas of opportunities within ABS.  The portfolio management team favored higher quality ABS issues as lower quality ABS issues have outperformed and offer little value.  Despite tight valuations, the portfolio management team believes the sector remains attractive relative to other spread sectors.  Lastly, within mortgages, the Portfolio continued to favor CMOs and hybrid adjustable rate mortgages which possess more stable average life profiles.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE BOND
                                 PORTFOLIO AND

THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX FOR THE PAST TEN
                                     YEARS.

[GRAPHIC OMITTED]

                                                Lehman Brothers Intermediate
               Institutional     Investor A     Government/Credit Index
03/31/1996     10,000             9,600         10,000
06/30/1996     10,074             9,659         10,063
09/30/1996     10,251             9,818         10,241
12/31/1996     10,512            10,056         10,493
03/31/1997     10,507            10,039         10,481
06/30/1997     10,818            10,325         10,790
09/30/1997     11,112            10,593         11,081
12/31/1997     11,312            10,771         11,318
03/31/1998     11,491            10,929         11,494
06/30/1998     11,696            11,110         11,710
09/30/1998     12,091            11,472         12,235
12/31/1998     12,114            11,480         12,271
03/31/1999     12,179            11,529         12,248
06/30/1999     12,128            11,467         12,200
09/30/1999     12,223            11,544         12,312
12/31/1999     12,233            11,539         12,319
03/31/2000     12,441            11,709         12,504
06/30/2000     12,667            11,907         12,715
09/30/2000     13,065            12,281         13,081
12/31/2000     13,545            12,718         13,565
03/31/2001     14,008            13,137         14,025
06/30/2001     14,090            13,184         14,119
09/30/2001     14,793            13,827         14,769
12/31/2001     14,749            13,784         14,781
03/31/2002     14,787            13,803         14,748
06/30/2002     15,253            14,222         15,272
09/30/2002     15,934            14,839         15,964
12/31/2002     16,234            15,106         16,235
03/31/2003     16,506            15,346         16,479
06/30/2003     16,980            15,757         16,928
09/30/2003     16,953            15,734         16,924
12/31/2003     16,942            15,726         16,934
03/31/2004     17,330            16,055         17,353
06/30/2004     16,932            15,673         16,915
09/30/2004     17,389            16,084         17,373
12/31/2004     17,468            16,147         17,449
03/31/2005     17,353            16,030         17,297
06/30/2005     17,722            16,361         17,726
09/30/2005     17,642            16,277         17,634
12/31/2005     17,719            16,336         17,725
03/31/2006     17,695            16,302         17,656

                        FOR PERIOD ENDING MARCH 31, 2006

                                  Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     BlackRock Class                            2.12%         2.50%        4.94%        6.00%
     Institutional Class                        1.97%         2.35%        4.78%        5.87%
     Service Class                              1.70%         2.06%        4.48%        5.56%
     Investor A Class (Load Adjusted)          (2.39)%        0.66%        3.55%        5.01%
     Investor A Class (NAV)                     1.70%         2.04%        4.41%        5.44%
     Investor B Class (Load Adjusted)          (3.48)%        0.20%        3.29%        4.80%
     Investor B Class (NAV)                     0.93%         1.27%        3.63%        4.80%
     Investor C Class (Load Adjusted)          (0.05)%        1.31%        3.63%        4.81%
     Investor C Class (NAV)                     0.94%         1.31%       3.63%         4.81%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/17/93; SERVICE SHARES, 9
/23/93; INVESTOR A SHARES, 5 /20/94; INVESTOR B SHARES, 2 /5/98; BLACKROCK
SHARES, 5/1/98 AND INVESTOR C SHARES, 10/16/98. SEE "NOTE ON PERFORMANCE
INFORMATION" ON PAGE 28 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

8

                          INTERMEDIATE BOND PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           66.3%
AA            16.3
A              9.5
BBB            7.0
\qBBB          0.2
Unrated        0.7
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
Corporate Bonds                           37.2%
U.S. Government & Agency Obligations      25.3
Asset Backed Securities                   13.7
Collateralized Mortgage Obligations        9.2
Commercial Mortgage Backed Securities      8.4
Mortgage Pass-Throughs                     3.2
Certificate of Deposit                     1.4
Taxable Municipal Bonds                    1.3
Multiple Class Mortgage Pass-Throughs      0.2
Project Loans                              0.1
                                        ------
     Total                              100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       2.84
Effective Duration2            3.24

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,003.70        1,003.00        1,000.50        1,001.60          997.80          997.80
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.25            2.80            4.34            4.34            8.17            8.02

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,022.73        1,022.17        1,020.61        1,020.61        1,016.72        1,016.87
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.27            2.83            4.39            4.39            8.28            8.13

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.45%, 0.56%, 0.87%, 0.87%, 1.64%, and 1.61% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

                                                                               9

                       INTERMEDIATE PLUS BOND PORTFOLIO

Total Net Assets (3/31/06): $30.8 million

Performance Benchmark:
     Lehman Brothers Intermediate Aggregate Index

Investment Approach:
     Seeks to maximize total return, consistent with income generation and prudent investment management, by investing primarily in bonds that allow it to maintain an average portfolio duration that is within +/- 20% of the duration of the Lehman Brothers Intermediate Aggregate Index.  The Portfolio invests primarily in dollar-denominated investment grade bonds, but may invest up to
20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers.  The Portfolio's investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.  The portfolio management team selects bonds from several categories including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities ("CMBS" and "MBS"), collateralized mortgage obligations ("CMOs"), asset-backed securities ("ABS")
and corporate bonds.  Securities are purchased for the Portfolio when the management team determines that they have the potential for above-average total return.  The Portfolio's dollar-weighted average maturity will be between 3 and
10 years.

Recent Portfolio Management Activity:
     o  The BlackRock Share class outperformed the benchmark for the semi-annual period.  The Institutional, Service, Investor A, B and C Share
classes underperformed the benchmark for the semi-annual period.

     o  During the semi-annual period, yields rose as the Federal Reserve
("Fed") continued to "normalize" short-term interest rates. The Federal Open
Market Committee voted a 0.25% tightening at each of its four meetings, lifting the Fed Funds target rate by 1.00% to 4.75%, the highest level in five years.
The yield curve flattened as the front end of the yield curve tracked the increases in the Fed Funds rate while the long end of the yield curve continued
to trade in a relatively narrow range, supported by low volatility, benign inflation and demand from overseas investors.  While economic activity slowed over the early part of the semi-annual period in the wake of a catastrophic
2005 hurricane season, the ultimate impact on interest rates proved to be short-lived as growth rebounded nicely during the opening months of 2006.
Longer-term interest rates, as measured by the 10-year Treasury, ended the period at 4.85%, while shorter-term interest rates, as measured by the 2-year
Treasury, ended the period at 4.82%.

     o  All major domestic spread sectors - CMBS, investment grade corporate securities, MBS, ABS and agencies - outperformed duration-adjusted Treasuries during the semi-annual period.  Much of the performance can be attributed to increased acceptance of risk by investors during the second half of the semi-annual period as all domestic spread sectors outperformed duration-adjusted Treasuries.  CMBS was the best performing spread sector even though the sector struggled during the first half of the semi-annual period due to a challenging technical environment.  However, the sector enjoyed strong demand for new issues in the latter half of the period due to favorable relative valuations and new investors to the sector.  Investment grade corporate securities was the weakest performing spread sector due to growing event risk, auto sector weakness, a robust new issue calendar and growing pressures on margins.  MBS benefited from strong performance due to a combination of low volatility and confidence that the Fed is near its tightening campaign.  ABS enjoyed outperformance relative to duration-adjusted
Treasuries due to strong demand as the sector remained attractively valued
versus other spread sectors.    Lastly, agencies continued to trade in a narrow
range versus swaps despite Congress' failure to reach a resolution on
Government-Sponsored Enterprise reform.

     o  During the semi-annual period, the Portfolio was short duration relative to its benchmark, which benefited performance as interest rates rose.
While the Portfolio maintained an underweight to corporate securities which detracted from performance, this was offset by security selection within corporate securities which benefited performance for the period.  Within the corporate sector, the Portfolio exhibited a bias towards financials and higher quality issues.  The Portfolio's overweight to the CMBS and ABS sectors aided performance as both sectors outperformed duration-adjusted Treasuries. CMBS continued to offer attractive relative valuations; specifically, seasoned, high quality issues.  Credit card and home equity issues continued to provide areas of opportunities within ABS.  Despite tight valuations, the portfolio management team believes the sector remains attractive relative to other spread sectors.  Lastly, within mortgages, the Portfolio continued to favor non-benchmark sectors such as CMOs and hybrid adjustable rate mortgages.  High yield exposure in the Portfolio was approximately 2%, with a focus on higher quality issues.  During the semi-annual period, the allocation was beneficial to performance as the high yield sector significantly outperformed duration-adjusted Treasuries.  Lastly, the Portfolio maintained a small
non-U.S. dollar allocation to New Zealand and German bonds.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE PLUS
                                      BOND
 PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE AGGREGATE INDEX FROM INCEPTION.

[GRAPHIC OMITTED]

                                                Lehman Brothers Intermediate
               Institutional     Investor A     Aggregate Index
08/18/2004     10,000            9,597          10,000
09/30/2004     10,060            9,655          10,064
12/31/2004     10,109            9,701          10,142
03/31/2005     10,059            9,643          10,085
06/30/2005     10,259            9,833          10,329
09/30/2005     10,239            9,809          10,289
12/31/2005     10,280            9,832          10,345
03/31/2006     10,263            9,808          10,319

                            FOR PERIOD ENDING MARCH 31, 2006

                      Average Annual Total Return
                                             1 Year       From Inception
                                          ------------   ---------------
     BlackRock Class                            2.26%             1.83%
     Institutional Class                        2.03%             1.62%
     Service Class                              1.74%             1.25%
     Investor A Class (Load Adjusted)          (2.38)%           (1.20)%
     Investor A Class (NAV)                     1.71%             1.35%
     Investor B Class (Load Adjusted)          (3.29)%           (1.68)%
     Investor B Class (NAV)                     1.14%             0.76%
     Investor C Class (Load Adjusted)           0.10%             0.74%
     Investor C Class (NAV)                     1.10%             0.74%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON
8/18/04. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 28 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

10

                       INTERMEDIATE PLUS BOND PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           80.0%
AA             9.9
A              4.2
BBB            3.6
\qBBB          1.8
Unrated        0.5
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
Mortgage Pass-Throughs                    33.3%
Corporate Bonds                           18.5
U.S. Government & Agency Obligations      17.1
Asset Backed Securities                   11.5
Commercial Mortgage Backed Securities     11.0
Collateralized Mortgage Obligations        5.7
Certificate of Deposit                     1.0
Foreign Bonds                              1.0
Taxable Municipal Bonds                    0.5
Multiple Class Mortgage Pass-Throughs      0.3
Preferred Stocks                           0.1
                                        ------
     Total                               100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       3.74
Effective Duration2            3.34

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,004.10        1,002.30        1,000.40          999.90          998.20          998.10
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.00            2.60            4.04            3.99            7.47            7.52

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,022.98        1,022.37        1,020.91        1,020.96        1,017.43        1,017.38
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.02            2.63            4.09            4.04            7.57            7.62

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.40%, 0.52%, 0.81%, 0.80%, 1.50%, and 1.51% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the period the fund was open during the one-half year period).

                                                                              11

                       CORE BOND TOTAL RETURN PORTFOLIO

Total Net Assets (3/31/06): $2.6 billion

Performance Benchmark:
     Lehman Brothers U.S. Aggregate Index

Investment Approach:
     Seeks to realize a total return that exceeds that of the Lehman Brothers
U.S. Aggregate Index by normally investing at least 80% of its assets in bonds that allow it to maintain an average portfolio duration that is within +/- 20%
of the duration of the benchmark.  The portfolio management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities ("CMBS" and "MBS"), collateralized mortgage obligations ("CMOs"), asset-backed securities ("ABS")
and corporate bonds. The Portfolio may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States.
The Portfolio's investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. Securities are purchased for the Portfolio when the portfolio management team determines that they have the potential for above-average total return.

Recent Portfolio Management Activity:
     o  The BlackRock, Institutional, Service and Investor A Share classes outperformed the benchmark for the semi-annual period.  The Investor B and C
Share classes underperformed the benchmark for the semi-annual period.

     o  During the semi-annual period, yields rose as the Federal Reserve
("Fed") continued to "normalize" short-term interest rates. The Federal Open
Market Committee voted a 0.25% tightening at each of its four meetings, lifting the Fed Funds target rate by 1.00% to 4.75%, the highest level in five years.
The yield curve flattened as the front end of the yield curve tracked the increases in the Fed Funds rate while the long end of the yield curve continued
to trade in a relatively narrow range, supported by low volatility, benign inflation and demand from overseas investors.  While economic activity slowed over the early part of the semi-annual period in the wake of a catastrophic
2005 hurricane season, the ultimate impact on interest rates proved to be short-lived as growth rebounded nicely during the opening months of 2006.
Longer-term interest rates, as measured by the 10-year Treasury, ended the period at 4.85%, while shorter-term interest rates, as measured by the 2-year
Treasury, ended the period at 4.82%.

     o  All major domestic spread sectors - CMBS, investment grade corporate securities, MBS, ABS and agencies - outperformed duration-adjusted Treasuries during the semi-annual period.  Much of the performance can be attributed to increased acceptance of risk by investors during the second half of the semi-annual period as all domestic spread sectors outperformed duration-adjusted Treasuries.  CMBS was the best performing spread sector even though the sector struggled during the first half of the semi-annual period due to a challenging technical environment.  Investment grade corporate securities was the weakest performing spread sector due to growing event risk, auto sector weakness, a robust new issue calendar and growing pressures on margins.  MBS benefited from strong performance due to a combination of low volatility and confidence that the Fed is near its tightening campaign.  ABS enjoyed outperformance relative to duration-adjusted Treasuries due to strong demand as the sector remained attractively valued versus other spread sectors.  Lastly, agencies continued to trade in a narrow range versus swaps despite Congress'
failure to reach a resolution on Government-Sponsored Enterprise reform.

     o  During the semi-annual period, the Portfolio's short duration position relative to its benchmark benefited performance as interest rates rose. With respect to sector positioning, contributors to performance included an overweight to CMBS and ABS as both sectors outperformed duration-adjusted
Treasuries.  CMBS continued to offer attractive relative valuations;
specifically, seasoned, high quality issues.  Credit card and home equity issues continued to provide areas of opportunities within ABS.  Despite tight valuations, the portfolio management team believes the sector remains attractive relative to other spread sectors.  A detractor from performance included an underweight to MBS, as the sector returned 0.20% over duration-adjusted Treasuries.  The portfolio management team remains cautious of increased volatility and extension risk (inability to reinvest capital at higher interest rates since the likelihood of prepayment decreases in a rising interest rate environment) within MBS.  Within mortgages, the Portfolio continued to favor non-benchmark sectors such as CMOs and hybrid adjustable rate mortgages.  During the period, the Portfolio continued to be underweight corporate securities on a duration-weight basis, with a bias towards financials and higher quality credits.  Lastly, the Portfolio maintained an underweight to agencies, with holdings focused in callable debentures.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CORE BOND TOTAL
                                RETURN PORTFOLIO
      AND THE LEHMAN BROTHERS U.S. AGGREGATE INDEX FOR THE PAST TEN YEARS.

[GRAPHIC OMITTED]

               Institutional     Investor A     Lehman Brothers U.S. Aggregate Index
03/31/1996     10,000             9,600         10,000
06/30/1996     10,059             9,646         10,057
09/30/1996     10,260             9,827         10,242
12/31/1996     10,611            10,152         10,550
03/31/1997     10,582            10,112         10,491
06/30/1997     10,936            10,438         10,878
09/30/1997     11,290            10,763         11,240
12/31/1997     11,569            11,016         11,571
03/31/1998     11,756            11,181         11,750
06/30/1998     12,034            11,433         12,024
09/30/1998     12,483            11,844         12,533
12/31/1998     12,513            11,858         12,575
03/31/1999     12,496            11,828         12,511
06/30/1999     12,373            11,698         12,401
09/30/1999     12,462            11,768         12,486
12/31/1999     12,436            11,729         12,470
03/31/2000     12,747            12,009         12,746
06/30/2000     12,966            12,188         12,967
09/30/2000     13,371            12,568         13,358
12/31/2000     13,956            13,103         13,920
03/31/2001     14,373            13,492         14,343
06/30/2001     14,390            13,492         14,423
09/30/2001     15,115            14,155         15,088
12/31/2001     15,100            14,125         15,095
03/31/2002     15,106            14,113         15,109
06/30/2002     15,655            14,609         15,668
09/30/2002     16,228            15,110         16,386
12/31/2002     16,562            15,423         16,644
03/31/2003     16,822            15,636         16,875
06/30/2003     17,269            16,038         17,297
09/30/2003     17,232            16,005         17,272
12/31/2003     17,275            16,015         17,327
03/31/2004     17,670            16,366         17,787
06/30/2004     17,341            16,047         17,353
09/30/2004     17,866            16,538         17,907
12/31/2004     18,058            16,688         18,078
03/31/2005     18,017            16,656         17,992
06/30/2005     18,446            17,041         18,533
09/30/2005     18,367            16,958         18,408
12/31/2005     18,466            17,038         18,517
03/31/2006     18,389            16,954         18,397

                        FOR PERIOD ENDING MARCH 31, 2006

                                 Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     BlackRock Class                            2.20%         3.16%        5.24%        6.44%
     Institutional Class                        2.07%         3.01%        5.05%        6.28%
     Service Class                              1.80%         2.73%        4.75%        5.97%
     Investor A Class (Load Adjusted)          (2.27)%        1.34%        3.82%        5.42%
     Investor A Class (NAV)                     1.79%         2.73%        4.68%        5.85%
     Investor B Class (Load Adjusted)          (3.36)%        0.87%        3.56%        5.05%
     Investor B Class (NAV)                     1.02%         1.93%        3.89%        5.05%
     Investor C Class (Load Adjusted)           0.05%         1.93%        3.91%        5.06%
     Investor C Class (NAV)                     1.02%         1.93%        3.91%        5.06%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 12 /9 /92; SERVICE SHARES,
1 /12/96; INVESTOR A SHARES, 1 /31/96; INVESTOR B SHARES, 3 /18/96; INVESTOR C
SHARES,
2 /28/97; AND BLACKROCK SHARES, 5 /1/97. SEE "NOTE ON PERFORMANCE INFORMATION"
ON PAGE 28 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED,
INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

12

                       CORE BOND TOTAL RETURN PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           78.6%
AA            12.6
A              4.3
BBB            4.2
\qBBB          0.3
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
Mortgage Pass-Throughs                    25.3%
Corporate Bonds                           23.4
U.S. Government & Agency Obligations      16.0
Asset Backed Securities                   14.0
Commercial Mortgage Backed Securities     11.5
Collateralized Mortgage Obligations        7.2
Certificate of Deposit                     1.3
Foreign Bonds                              1.2
Taxable Municipal Bonds                    0.1
                                        ------
     Total                               100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       5.20
Effective Duration2            4.09

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,001.90        1,001.20          999.90          999.80          995.90          996.00
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.00            2.54            3.89            4.04            7.91            7.86

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,022.98        1,022.43        1,021.06        1,020.91        1,016.97        1,017.02
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.02            2.57            3.94            4.09            8.03            7.98

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.40%, 0.51%, 0.78%, 0.81%, 1.59%, and 1.58% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

                                                                              13

                       CORE PLUS TOTAL RETURN PORTFOLIO

Total Net Assets (3/31/06):  $349.2 million

Performance Benchmark:
     Lehman Brothers U.S. Aggregate Index

Investment Approach:

     Seeks to realize a total return that exceeds that of the Lehman Brothers
U.S. Aggregate Index by normally investing at least 80% of its assets in bonds that allow it to maintain an average portfolio duration that is within +/- 20%
of the duration of the benchmark. The Portfolio invests primarily in dollar-denominated investment grade bonds but may invest up to 20% of its assets in any combination of non-investment grade bonds (high yield or junk bonds), non-dollar denominated bonds and bonds of emerging market issuers. The
Portfolio's investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. The portfolio management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities ("CMBS" and "MBS"), collateralized mortgage obligations ("CMOs"), asset-backed securities ("ABS") and corporate bonds. Securities are purchased for the Portfolio when the portfolio management team determines that they have the potential for above-average total return.

Recent Portfolio Management Activity:
     o  The BlackRock, Institutional, Service  and Investor A Share classes outperformed the benchmark for the semi-annual period.  The Investor B and C
Share classes underperformed the benchmark for the semi-annual period.

     o  During the semi-annual period, yields rose as the Federal Reserve
("Fed") continued to "normalize" short-term interest rates. The Federal Open
Market Committee voted a 0.25% tightening at each of its four meetings, lifting the Fed Funds target rate by 1.00% to 4.75%, the highest level in five years.
The yield curve flattened as the front end of the yield curve tracked the increases in the Fed Funds rate while the long end of the yield curve continued
to trade in a relatively narrow range, supported by low volatility, benign inflation and demand from overseas investors.  While economic activity slowed over the early part of the semi-annual period in the wake of a catastrophic
2005 hurricane season, the ultimate impact on interest rates proved to be short-lived as growth rebounded nicely during the opening months of 2006.
Longer-term interest rates, as measured by the 10-year Treasury, ended the period at 4.85%, while shorter-term interest rates, as measured by the 2-year
Treasury ended the period at 4.82%.

     o  All major domestic spread sectors - CMBS, investment grade corporate securities, MBS, ABS and agencies - outperformed duration-adjusted Treasuries during the semi-annual period.  Much of the performance can be attributed to increased acceptance of risk by investors during the second half of the semi-annual period as all domestic spread sectors outperformed duration-adjusted Treasuries.  CMBS was the best performing spread sector even though the sector struggled during the first half of the semi-annual period due to a challenging technical environment.  Investment grade corporate securities was the weakest performing spread sector due to growing event risk, auto sector weakness, a robust new issue calendar and growing pressures on margins.  MBS benefited from strong performance due to a combination of low volatility and confidence that the Fed is near its tightening campaign.  ABS enjoyed outperformance relative to duration-adjusted Treasuries due to strong demand as the sector remained attractively valued versus other spread sectors.  Lastly, agencies continued to trade in a narrow range versus swaps despite Congress'
failure to reach a resolution on Government-Sponsored Enterprise reform.
     o  During the semi-annual period, the Portfolio's short duration position relative to its benchmark benefited performance as interest rates rose.  The
Portfolio's overweight to ABS was beneficial as the sector outperformed duration-adjusted Treasuries.  Credit card and home equity issues continued to provide areas of opportunities within ABS.  Despite tight valuations, the portfolio management team believes the sector remains attractive relative to other spread sectors.  Additionally, the Portfolio's overweight to CMBS contributed to performance.  CMBS continued to offer attractive relative valuations; specifically, seasoned, high quality issues.  A detractor from performance included an underweight to MBS, as the sector returned 0.20% over duration-adjusted Treasuries.  Within mortgages, the Portfolio continued to favor non-benchmark sectors such as CMOs and hybrid adjustable rate mortgages.
The Portfolio maintained an underweight to corporate securities on a duration-weight basis, with a bias towards financials and higher quality credits.  Furthermore, the Portfolio maintained an underweight to agencies, with holdings focused in callable debentures.  The Portfolio's allocation to high yield, with a focus on higher quality issues, was beneficial to performance as the sector significantly outperformed duration-adjusted
Treasuries.  In the non-dollar allocation, the Portfolio maintained a European curve flattening trade (underweight the short maturity and overweight the longer maturity portions of the yield curve) and held a small allocation to New
Zealand Dollar securities.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CORE PLUS TOTAL
                                RETURN PORTFOLIO

          AND THE LEHMAN BROTHERS U.S. AGGREGATE INDEX FROM INCEPTION.

[GRAPHIC OMITTED]

               Institutional     Investor A     Lehman Brothers U.S. Aggregate Index
12/07/2001     10,000             9,597         10,000
12/31/2001     10,099             9,691         10,086
03/31/2002     10,061             9,648         10,095
06/30/2002     10,358             9,921         10,468
09/30/2002     10,721            10,257         10,948
12/31/2002     10,992            10,507         11,120
03/31/2003     11,143            10,642         11,275
06/30/2003     11,489            10,963         11,557
09/30/2003     11,455            10,921         11,540
12/31/2003     11,492            10,957         11,576
03/31/2004     11,705            11,172         11,884
06/30/2004     11,434            10,937         11,594
09/30/2004     11,788            11,276         11,964
12/31/2004     11,926            11,400         12,079
03/31/2005     11,892            11,359         12,021
06/30/2005     12,197            11,642         12,382
09/30/2005     12,151            11,590         12,299
12/31/2005     12,211            11,640         12,372
03/31/2006     12,179            11,588         12,292

                        FOR PERIOD ENDING MARCH 31, 2006

                             Average Annual Total Return
                                             1 Year        3 Year      From Inception
                                          ------------   ----------   ---------------
     BlackRock Class                            2.54%         3.35%             4.97%
     Institutional Class                        2.41%         3.01%             4.68%
     Service Class                              2.11%         3.09%             4.70%
     Investor A Class (Load Adjusted)          (2.09)%        1.50%             3.48%
     Investor A Class (NAV)                     2.01%         2.88%             4.47%
     Investor B Class (Load Adjusted)          (3.14)%        1.02%             3.33%
     Investor B Class (NAV)                     1.25%         2.11%             3.74%
     Investor C Class (Load Adjusted)           0.28%         2.08%             3.72%
     Investor C Class (NAV)                     1.25%         2.08%             3.72%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON
12/7/01. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 28 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

14

                       CORE PLUS TOTAL RETURN PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           80.0%
AA            10.5
A              3.7
BBB            4.2
\qBBB          1.6
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
Mortgage Pass-Throughs                    22.0%
Corporate Bonds                           21.5
U.S. Government & Agency Obligations      19.3
Asset Backed Securities                   13.0
Commercial Mortgage Backed Securities     11.9
Collateralized Mortgage Obligations        9.4
Foreign Bonds                              1.4
Certificate of Deposit                     1.3
Taxable Municipal Bonds                    0.1
Preferred Stocks                           0.1
                                        ------
     Total                               100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       5.58
Effective Duration2            4.12

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,002.90        1,002.30        1,000.80          999.80          997.00          997.00
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.00            2.30            4.24            4.24            7.92            7.92

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,022.98        1,022.68        1,020.71        1,020.71        1,016.97        1,016.97
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.02            2.32            4.29            4.29            8.03            8.03

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.40%, 0.46%, 0.85%, 0.85%, 1.59%, and 1.59% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

                                                                              15

                          GOVERNMENT INCOME PORTFOLIO

Total Net Assets (3/31/06): $594.5 million

Performance Benchmark:

     Lehman Brothers Mortgage/Merrill Lynch 10-Year Treasury Index

Investment Approach:
     Seeks to maximize total return, consistent with income generation and prudent investment management, by investing primarily in the highest rated government and agency bonds in the ten to fifteen year maturity range and in mortgages guaranteed by the U.S. Government or its agencies.  Securities purchased for the Portfolio are rated in the highest rating category (AAA or
Aaa) at the time of purchase by at least one major rating agency or are determined by the management team to be of similar quality.  The portfolio management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities
("CMBS and MBS"), collateralized mortgage obligations ("CMOs"), asset-backed securities and corporate bonds.  Securities are purchased for the Portfolio when the management team determines that they have the potential for above-average total return.

Recent Portfolio Management Activity:
     o  The BlackRock, Service and Investor A Share classes outperformed the benchmark for the semi-annual period. The Investor B Share class underperformed and the Investor C Share class performed in-line with the benchmark for the semi-annual period.

     o  During the semi-annual period, yields rose as the Federal Reserve
("Fed") continued to "normalize" short-term interest rates. The Federal Open
Market Committee voted a 0.25% tightening at each of its four meetings, lifting the Fed Funds target rate by 1.00% to 4.75%, the highest level in five years.
The yield curve flattened as the front end of the yield curve tracked the increases in the Fed Funds rate while the long end of the yield curve continued
to trade in a relatively narrow range, supported by low volatility, benign inflation and demand from overseas investors.  While economic activity slowed over the early part of the semi-annual period in the wake of a catastrophic
2005 hurricane season, the ultimate impact on interest rates proved to be short-lived as growth rebounded nicely during the opening months of 2006.
Longer-term interest rates, as measured by the 10-year Treasury, ended the period at 4.85%, while shorter-term interest rates, as measured by the 2-year
Treasury, ended the period at 4.82%.

     o  All major domestic spread sectors - CMBS, investment grade corporate securities, MBS, ABS and agencies - outperformed duration-adjusted Treasuries during the semi-annual period.  Much of the performance can be attributed to increased acceptance of risk by investors during the second half of the semi-annual period as all domestic spread sectors outperformed duration-adjusted Treasuries.  CMBS was the best performing spread sector even though the sector struggled during the first half of the semi-annual period due to a challenging technical environment.  However, the sector enjoyed strong demand for new issues in the latter half of the period due to favorable relative valuations and new investors to the sector.  Investment grade corporate securities was the weakest performing spread sector due to growing event risk, auto sector weakness, a robust new issue calendar and growing pressures on margins.  During 2005, MBS performed well in periods of declining implied volatility while languishing in periods of stable or rising volatility.
MBS benefited from strong performance due to a combination of low volatility and confidence that the Fed is near its tightening campaign.  ABS enjoyed outperformance relative to duration-adjusted Treasuries due to strong demand as
the sector remained attractively valued versus other spread sectors.    Lastly,
agencies continued to trade in a narrow range versus swaps despite Congress'
failure to reach a resolution on Government-Sponsored Enterprise reform.

     o  During the semi-annual period, the Portfolio's short duration position relative to its benchmark benefited performance as interest rates rose. The
Portfolio's yield curve positioning detracted from performance. Within MBS, the
Portfolio continued to have a bias toward 15-year maturity bonds relative to
30-year maturity bonds, which was beneficial to performance. The Portfolio favors higher coupon issues versus current coupon MBS. The Portfolio has a preference for seasoned pools versus TBAs. Lastly, the Portfolio held small allocations to both CMOs and CMBS.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GOVERNMENT INCOME
                                 PORTFOLIO AND
THE LEHMAN BROTHERS MORTGAGE/MERRILL LYNCH 10-YEAR TREASURY INDEX FOR THE PAST
                                   TEN YEARS.

[GRAPHIC OMITTED]

               Investor A     Lehman Brothers Mortgage/Merrill Lynch 10 year Treasury Index
03/31/1996      9,546         10,000
06/30/1996      9,571         10,000
09/30/1996      9,774         10,186
12/31/1996     10,072         10,513
03/31/1997     10,049         10,405
06/30/1997     10,442         10,848
09/30/1997     10,799         11,231
12/31/1997     11,132         11,601
03/31/1998     11,309         11,775
06/30/1998     11,591         12,040
09/30/1998     12,001         12,753
12/31/1998     12,022         12,745
03/31/1999     11,920         12,602
06/30/1999     11,747         12,369
09/30/1999     11,833         12,449
12/31/1999     11,750         12,324
03/31/2000     12,004         12,657
06/30/2000     12,266         12,894
09/30/2000     12,706         13,234
12/31/2000     13,329         13,928
03/31/2001     13,709         14,247
06/30/2001     13,677         14,161
09/30/2001     14,630         14,963
12/31/2001     14,547         14,799
03/31/2002     14,538         14,724
06/30/2002     15,348         15,411
09/30/2002     16,322         16,471
12/31/2002     16,517         16,532
03/31/2003     16,686         16,705
06/30/2003     17,107         17,052
09/30/2003     17,030         16,947
12/31/2003     17,020         16,909
03/31/2004     17,561         17,462
06/30/2004     16,953         16,940
09/30/2004     17,599         17,587
12/31/2004     17,686         17,719
03/31/2005     17,583         17,599
06/30/2005     18,141         18,271
09/30/2005     17,953         18,053
12/31/2005     18,033         18,129
03/31/2006     17,825         17,871

                        FOR PERIOD ENDING MARCH 31, 2006

                                 Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     BlackRock Class                            1.89%         2.74%        5.75%        6.62%
     Service Class                              1.48%         2.23%        5.40%        6.45%
     Investor A Class (Load Adjusted)          (3.15)%        0.68%        4.42%        5.95%
     Investor A Class (NAV)                     1.37%         2.23%        5.39%        6.44%
     Investor B Class (Load Adjusted)          (3.77)%        0.38%        4.27%        5.65%
     Investor B Class (NAV)                     0.61%         1.46%        4.61%        5.65%
     Investor C Class (Load Adjusted)          (0.26)%        1.47%        4.62%        5.64%
     Investor C Class (NAV)                     0.71%         1.47%        4.62%        5.64%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 10/3 /94; INVESTOR B SHARES,
10/3/94; INVESTOR C SHARES, 2 /28/97; BLACKROCK SHARES, 2/10/03; AND SERVICE
SHARES,     10/27/04. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 28 FOR
FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED. THE PERFORMANCE
SHOWN IN THE LINE GRAPH IS THAT OF INVESTOR A SHARES OF THE PORTFOLIO.
EXCLUDING THE EFFECTS OF SALES CHARGES, THE ACTUAL PERFORMANCE OF INVESTOR B
AND INVESTOR C SHARES IS LOWER THAN THE PERFORMANCE OF INVESTOR A SHARES
BECAUSE INVESTOR B AND INVESTOR C SHARES HAVE HIGHER EXPENSES THAN INVESTOR A
SHARES. PURCHASES OF INVESTOR A SHARES GENERALLY PAY A FRONT-END SALES CHARGE,
WHILE PURCHASERS OF INVESTOR B AND INVESTOR C SHARES MAY PAY A CONTINGENT
DEFERRED SALES CHARGE (DEPENDING ON HOW LONG THEY HOLD THEIR SHARES) WHEN THEY
SELL THEIR SHARES.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

16

                          GOVERNMENT INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           99.8%
AA             0.2
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
U.S. Government & Agency Obligations      49.0%
Mortgage Pass-Throughs                    48.0
Commercial Mortgage Backed Securities      1.5
Asset Backed Securities                    1.5
                                        ------
     Total                               100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       8.41
Effective Duration2            5.09

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                           BlackRock        Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                       995.80          993.80          992.80          989.00          990.00
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.24            4.18            4.32            8.23            8.04

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                           BlackRock        Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,022.73        1,020.76        1,020.61        1,016.62        1,016.82
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.27            4.24            4.39            8.38            8.18

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.45%, 0.84%, 0.87%, 1.66%, and 1.62% for the BlackRock, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              17

                      INFLATION PROTECTED BOND PORTFOLIO

Total Net Assets (3/31/06): $44.5 million

Performance Benchmark:

     Lehman Global Real: U.S. TIPS Index

Investment Approach:
     Seeks to maximize real return, consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and
U.S. and non-U.S. corporations.  The Portfolio maintains an average portfolio duration that is within +/- 20% of the Lehman Global Real: U.S. TIPS Index.
The Portfolio may invest up to 20% of its assets in non-investment grade bonds or securities of emerging market issuers.  The Portfolio may also invest up to
20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S.
issuers.  The management team may also purchase: U.S. Treasury and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), investment grade corporate bonds and asset-backed securities.  Securities are purchased for the Portfolio when the management team believes that they have the potential for above-average real return.

Recent Portfolio Management Activity:
     o  All share classes outperformed the benchmark for the semi-annual period.
     o  During the semi-annual period, yields rose as the Federal Reserve
("Fed") continued to "normalize" short-term interest rates. The Federal Open
Market Committee voted a 0.25% tightening at each of its four meetings, lifting the Fed Funds target rate by 1.00% to 4.75%, the highest level in five years.
The yield curve flattened as the front end of the yield curve tracked the increases in the Fed Funds rate while the long end of the yield curve continued
to trade in a relatively narrow range, supported by low volatility, benign inflation and demand from overseas investors.  While economic activity slowed over the early part of the semi-annual period in the wake of a catastrophic
2005 hurricane season, the ultimate impact on interest rates proved to  be short-lived as growth rebounded nicely during the opening months of 2006.

     o  Treasury Inflation Protected Securities ("TIPS") underperformed nominal
Treasuries during the semi-annual period.  During the first half of the semi-annual period, TIPS underperformed nominals significantly.  Energy prices declined from post-hurricane highs, causing the headline Consumer Price Index
("CPI") to turn negative. In response, one-year inflation expectations fell from 3.5% to 1.8%, while ten-year expectations fell from 2.5% to 2.3%.  TIPS continued be under pressure during the second half of the semi-annual period, as the Fed continued to raise rates in an effort to keep inflation under control.  Ten-year real yields ended the period at 2.35%.  Inflation expectations in the 30-year part of the curve hovered around 2.75% despite the
Fed's promise to keep inflation contained.  We believe that while real yields look closer to fair at these levels, long-term inflation expectations seem too high.

     o  During the semi-annual period, the Portfolio's short duration relative to its benchmark benefited performance as interest rates rose.  The yield curve flattening (underweight the short maturity and overweight the longer maturity portions of the yield curve) positions in Europe was also a contributor to performance.  In Europe, this position was achieved through non-dollar exposures in France and Germany.  The Portfolio maintained its allocation to adjustable rate mortgages, which continues to give the Portfolio exposure to an attractively priced, high quality spread product in the front end of the yield curve.  At the end of the semi-annual period, the Portfolio held a small allocation to corporate securities through Mexican sovereign bonds and had some exposure to New Zealand swap spreads.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INFLATION
PROTECTED BOND PORTFOLIO AND THE LEHMAN GLOBAL REAL: U.S. TIPS INDEX FROM
                                  INCEPTION.

[GRAPHIC OMITTED]

               Institutional     Investor A     Lehman Global Real: U.S. TIPS Index
06/28/2004     10,000             9,699         10,000
06/30/2004     10,110             9,806         10,118
09/30/2004     10,540            10,195         10,506
12/31/2004     10,808            10,438         10,771
03/31/2005     10,796            10,427         10,735
06/30/2005     11,098            10,703         11,062
09/30/2005     11,162            10,758         11,065
12/31/2005     11,218            10,816         11,077
03/31/2006     11,068            10,650         10,827

                        FOR PERIOD ENDING MARCH 31, 2006

                        Average Annual Total Return
                                             1 Year       From Inception
                                          ------------   ---------------
     BlackRock Class                            2.68%              5.83%
     Institutional Class                        2.52%              5.95%
     Service Class                              2.05%              4.71%
     Investor A Class (Load Adjusted)          (0.91)%             3.65%
     Investor A Class (NAV)                     2.14%              5.47%
     Investor B Class (Load Adjusted)          (2.79)%             2.67%
     Investor B Class (NAV)                     1.48%              4.86%
     Investor C Class (Load Adjusted)           0.43%              5.02%
     Investor C Class (NAV)                     1.38%              5.02%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON
6/28/04. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 28 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as the periods indicated, the Portfolio is actively managed and its composition will vary.

18

                      INFLATION PROTECTED BOND PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           99.8%
BBB            0.2
             -----
  Total      100.0%
             =====

 Sector Allocation (% of long-term investments)
U.S. Government & Agency Obligations    95.7%
Mortgage Pass-Throughs                   2.8
Foreign Bonds                            1.3
Corporate Bonds                          0.2
                                       -----
     Total                             100.0%
                                       =====

        Portfolio Statistics
Average maturity (years)       9.59
Effective Duration2            8.06

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                       992.90          991.60          988.80          990.00          987.40          986.60
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         1.49            1.84            3.52            3.47            7.09            6.98

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,023.49        1,023.13        1,021.42        1,021.47        1,017.78        1,017.88
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         1.51            1.87            3.58            3.53            7.22            7.12

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.30%, 0.37%, 0.71%, 0.70%, 1.43%, and 1.41% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the period the fund was open during the one-half year period).

                                                                              19

                                GNMA PORTFOLIO

Total Net Assets (3/31/06): $181.4 million

Performance Benchmark:

     Lehman Brothers GNMA MBS Index
Investment Approach:

     Seeks to maximize total return, consistent with income generation and prudent investment management, by investing primarily in securities issued by the Government National Mortgage Association ("GNMA") as well as other U.S.
Government securities in the five to ten year maturity range. Securities purchased by the Portfolio are rated in the highest rating category (AAA or
Aaa) at the time of purchase by at least one major rating agency or are determined by the portfolio management team to be of similar quality.
Securities are purchased for the Portfolio when the management team determines that they have the potential for above-average total return.

Recent Portfolio Management Activity:

     o The BlackRock and Institutional Share classes outperformed the benchmark for the semi-annual period. The Investor A, B, C and Service Share classes underperformed the benchmark for the semi-annual period.

     o  During the semi-annual period, yields rose as the Federal Reserve
("Fed") continued to "normalize" short-term interest rates. The Federal Open
Market Committee voted a 0.25% tightening at each of its four meetings, lifting the Fed Funds target rate by 1.00% to 4.75%, the highest level in five years.
The yield curve flattened as the front end of the yield curve tracked the increases in the Fed Funds rate while the long end of the yield curve continued
to trade in a relatively narrow range, supported by low volatility, benign inflation and demand from overseas investors.  While economic activity slowed over the early part of the semi-annual period in the wake of a catastrophic
2005 hurricane season, the ultimate impact on interest rates proved to be short-lived as growth rebounded nicely during the opening months of 2006.
Longer-term interest rates, as measured by the 10-year Treasury, ended the period at 4.85%, while shorter-term interest rates, as measured by the 2-year
Treasury, ended the period at 4.82%.

     o  All major domestic spread sectors - commercial mortgage-backed securities ("CMBS"), investment grade corporate securities, mortgage-backed securities ("MBS"), ABS and agencies - outperformed duration-adjusted
Treasuries during the semi-annual period.  Much of the performance can be attributed to increased acceptance of risk by investors during the second half of the semi-annual period as all domestic spread sectors outperformed duration-adjusted Treasuries while during the first half of the semi-annual period all domestic spread sectors underperformed duration-adjusted Treasuries.
CMBS was the best performing spread sector even though the sector struggled during the first half of the semi-annual period due to a challenging technical environment driven by over $56 billion in new issues.  However, the sector enjoyed strong demand for new issues in the latter half of the period due to favorable relative valuations and new investors to the sector.  Investment grade corporate securities was the weakest performing spread sector due to growing event risk, auto sector weakness, a robust new issue calendar and growing pressures on margins.  During 2005, MBS performed well in periods of declining implied volatility while languishing in periods of stable or rising volatility.  MBS benefited from strong performance due to a combination of low volatility and confidence that the Fed is near its tightening campaign.  ABS enjoyed outperformance relative to duration-adjusted Treasuries due to strong demand as the sector remained attractively valued versus other spread sectors.
Spreads for many ABS sub-sectors are near all time tights, liquidity is high and risk premiums continue to decline.  Lastly, agencies continued to trade in a narrow range versus swaps despite Congress' failure to reach a resolution on
Government-Sponsored Enterprise reform.

     o  During the semi-annual period, the Portfolio's short duration position relative to its benchmark benefited performance as interest rates rose. The
Portfolio's yield curve positioning detracted from performance. Within MBS, the
Portfolio continued to have a bias toward 15-year maturity bonds relative to
30-year maturity bonds, which was beneficial to performance. The Portfolio favors higher coupon issues versus current coupon MBS. The Portfolio has a preference for seasoned pools versus TBAs. Lastly, the Portfolio had small allocations to both collateralized mortgage obligations and CMBS.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GNMA PORTFOLIO AND
                                   THE LEHMAN
                    BROTHERS GNMA MBS INDEX FROM INCEPTION.

[GRAPHIC OMITTED]

               Institutional     Investor A     Lehman Brothers GNMA MBS Index
05/18/1998     10,000             9,597         10,000
06/30/1998     10,099             9,684         10,077
09/30/1998     10,331             9,896         10,334
12/31/1998     10,448             9,996         10,426
03/31/1999     10,529            10,061         10,531
06/30/1999     10,409             9,935         10,486
09/30/1999     10,503            10,013         10,581
12/31/1999     10,477             9,977         10,627
03/31/2000     10,702            10,179         10,834
06/30/2000     10,963            10,415         11,064
09/30/2000     11,311            10,722         11,396
12/31/2000     11,719            11,141         11,808
03/31/2001     12,073            11,464         12,126
06/30/2001     12,186            11,557         12,283
09/30/2001     12,762            12,088         12,755
12/31/2001     12,884            12,200         12,778
03/31/2002     13,029            12,323         12,915
06/30/2002     13,478            12,730         13,334
09/30/2002     13,773            12,994         13,695
12/31/2002     14,020            13,210         13,889
03/31/2003     14,119            13,288         14,005
06/30/2003     14,262            13,406         14,081
09/30/2003     14,324            13,448         14,141
12/31/2003     14,471            13,570         14,285
03/31/2004     14,660            13,730         14,511
06/30/2004     14,533            13,596         14,380
09/30/2004     14,892            13,919         14,728
12/31/2004     15,031            14,039         14,907
03/31/2005     15,001            14,002         14,915
06/30/2005     15,232            14,208         15,220
09/30/2005     15,231            14,198         15,227
12/31/2005     15,394            14,340         15,384
03/31/2006     15,381            14,317         15,367

                        FOR PERIOD ENDING MARCH 31, 2006

                                     Average Annual Total Return
                                             1 Year        3 Year       5 Year      From Inception
                                          ------------   ----------   ----------   ---------------
     BlackRock Class                            2.58%         3.01%        5.04%             5.67%
     Institutional Class                        2.54%         2.89%        4.96%             5.62%
     Service Class                              2.17%         2.58%        4.64%             5.30%
     Investor A Class (Load Adjusted)          (1.86)%        1.12%        3.69%             4.67%
     Investor A Class (NAV)                     2.25%         2.52%        4.55%             5.22%
     Investor B Class (Load Adjusted)          (2.90)%        0.70%        3.45%             4.41%
     Investor B Class (NAV)                     1.49%         1.76%        3.78%             4.41%
     Investor C Class (Load Adjusted)           0.52%         1.76%        3.79%             4.40%
     Investor C Class (NAV)                     1.50%         1.76%        3.79%             4.40%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON
5/18/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 28 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

20

                                GNMA PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           98.6%
AA             0.7
Unrated        0.7
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
Mortgage Pass-Throughs                    90.9%
U.S. Government & Agency Obligations       4.4
Asset Backed Securities                    2.8
Commercial Mortgage Backed Securities      1.8
Collateralized Mortgage Obligations        0.1
                                        ------
     Total                               100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       7.00
Effective Duration2            3.56

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,010.50        1,009.90        1,008.50        1,008.40        1,004.60        1,004.60
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.26            2.81            4.16            4.31            8.15            8.15

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,022.73        1,022.17        1,020.81        1,020.66        1,016.77        1,016.77
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.27            2.83            4.19            4.34            8.23            8.23

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.45%, 0.56%, 0.83%, 0.86%, 1.63%, and 1.63% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

                                                                              21

                           MANAGED INCOME PORTFOLIO

Total Net Assets (3/31/06):  $685.9 million

Performance Benchmark:

     Lehman Brothers U.S. Aggregate Index
Investment Approach:
     Seeks to maximize total return, consistent with income generation and prudent investment management, by investing primarily in investment grade bonds that allow it to maintain an average portfolio duration that is within +/- 20%
of the duration of the Lehman Brothers U.S. Aggregate Index.  The Portfolio
normally invests at least 80% of its assets in bonds and only buys securities rated investment grade at the time of purchase by at least one major rating agency or determined by the portfolio management team to be of similar quality.
The Portfolio may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States.  The Portfolio's investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.  The portfolio management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities ("CMBS" and "MBS"), collateralized mortgage obligations ("CMOs"), asset-backed securities ("ABS") and corporate bonds.  Securities are purchased for the Portfolio when the portfolio management team determines that they have the potential for above-average total return.
Recent Portfolio Management Activity:
     o  The Institutional Share class outperformed the benchmark for the semi-annual period.  The Investor A, B, C and Service Share classes underperformed the benchmark for the semi-annual period.

     o  During the semi-annual period, yields rose as the Federal Reserve
("Fed") continued to "normalize" short-term interest rates. The Federal Open
Market Committee voted a 0.25% tightening at each of its four meetings, lifting the Fed Funds target rate by 1.00% to 4.75%, the highest level in five years.
The yield curve flattened as the front end of the yield curve tracked the increases in the Fed Funds rate while the long end of the yield curve continued
to trade in a relatively narrow range, supported by low volatility, benign inflation and demand from overseas investors.  While economic activity slowed over the early part of the semi-annual period in the wake of a catastrophic
2005 hurricane season, the ultimate impact on interest rates proved to be short-lived as growth rebounded nicely during the opening months of 2006.
Longer-term interest rates, as measured by the 10-year Treasury, ended the period at 4.85%, while shorter-term interest rates, as measured by the 2-year
Treasury, ended the period at 4.82%.

     o  All major domestic spread sectors - CMBS, investment grade corporate securities, MBS, ABS and agencies - outperformed duration-adjusted Treasuries during the semi-annual period.  Much of the performance can be attributed to increased acceptance of risk by investors during the second half of the semi-annual period as all domestic spread sectors outperformed duration-adjusted Treasuries.  CMBS was the best performing spread sector even though the sector struggled during the first half of the semi-annual period due to a challenging technical environment.  Investment grade corporate securities was the weakest performing spread sector due to growing event risk, auto sector weakness, a robust new issue calendar and growing pressures on margins.  MBS benefited from strong performance due to a combination of low volatility and confidence that the Fed is near its tightening campaign.  ABS enjoyed outperformance relative to duration-adjusted Treasuries due to strong demand as the sector remained attractively valued versus other spread sectors.  Lastly, agencies continued to trade in a narrow range versus swaps despite Congress'
failure to reach a resolution on Government-Sponsored Enterprise reform.

     o  During the semi-annual period, the Portfolio's short duration position relative to its benchmark benefited performance as interest rates rose. With respect to sector positioning, contributors to performance included an overweight to CMBS and ABS as both sectors outperformed duration-adjusted
Treasuries.  CMBS continued to offer attractive relative valuations;
specifically, seasoned, high quality issues.  Credit card and home equity issues continued to provide areas of opportunities within ABS.  Despite tight valuations, the portfolio management team believes the sector remains attractive relative to other spread sectors.  A detractor from performance included an underweight to MBS, as the sector returned 0.20% over duration-adjusted Treasuries.  The portfolio management team remains cautious of increased volatility and extension risk (inability to reinvest capital at higher interest rates since the likelihood of prepayment decreases in a rising interest rate environment) within MBS.  Within mortgages, the Portfolio continued to favor non-benchmark sectors such as CMOs and hybrid adjustable rate mortgages.  During the period, the Portfolio continued to be underweight corporate securities on a duration-weight basis, with a bias towards financials and higher quality credits.  Lastly, the Portfolio maintained an underweight to agencies, with holdings focused in callable debentures.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MANAGED INCOME
                                 PORTFOLIO AND
       THE LEHMAN BROTHERS U.S. AGGREGATE INDEX FOR THE PAST TEN YEARS.

[GRAPHIC OMITTED]

               Institutional     Investor A     Lehman Brothers U.S. Aggregate Index
03/31/1996     10,000             9,551         10,000
06/30/1996     10,042             9,579         10,057
09/30/1996     10,212             9,730         10,242
12/31/1996     10,554            10,045         10,550
03/31/1997     10,524            10,004         10,491
06/30/1997     10,902            10,352         10,878
09/30/1997     11,259            10,678         11,240
12/31/1997     11,553            10,944         11,571
03/31/1998     11,722            11,091         11,750
06/30/1998     12,029            11,369         12,024
09/30/1998     12,301            11,611         12,533
12/31/1998     12,395            11,687         12,575
03/31/1999     12,402            11,680         12,511
06/30/1999     12,275            11,547         12,401
09/30/1999     12,370            11,622         12,486
12/31/1999     12,319            11,561         12,470
03/31/2000     12,584            11,795         12,746
06/30/2000     12,800            11,996         12,967
09/30/2000     13,217            12,360         13,358
12/31/2000     13,789            12,892         13,920
03/31/2001     14,217            13,277         14,343
06/30/2001     14,262            13,303         14,423
09/30/2001     14,986            13,949         15,088
12/31/2001     14,984            13,931         15,095
03/31/2002     14,964            13,896         15,109
06/30/2002     15,504            14,381         15,668
09/30/2002     16,008            14,831         16,386
12/31/2002     16,411            15,186         16,644
03/31/2003     16,661            15,400         16,875
06/30/2003     17,141            15,825         17,297
09/30/2003     17,129            15,795         17,272
12/31/2003     17,163            15,808         17,327
03/31/2004     17,547            16,142         17,787
06/30/2004     17,205            15,809         17,353
09/30/2004     17,730            16,274         17,907
12/31/2004     17,898            16,428         18,078
03/31/2005     17,859            16,360         17,992
06/30/2005     18,293            16,741         18,533
09/30/2005     18,219            16,673         18,408
12/31/2005     18,310            16,723         18,517
03/31/2006     18,218            16,623         18,397

                        FOR PERIOD ENDING MARCH 31, 2006

                                  Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     Institutional Class                        2.01%         3.02%        5.08%        6.18%
     Service Class                              1.70%         2.71%        4.77%        5.86%
     Investor A Class (Load Adjusted)          (2.95)%        1.01%        3.64%        5.21%
     Investor A Class (NAV)                     1.61%         2.58%        4.60%        5.70%
     Investor B Class (Load Adjusted)          (3.52)%        0.77%        3.51%        5.01%
     Investor B Class (NAV)                     0.83%         1.81%        3.84%        5.01%
     Investor C Class (Load Adjusted)          (0.12)%        1.85%        3.85%        5.00%
     Investor C Class (NAV)                     0.85%         1.85%        3.85%        5.00%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11 /1/89; INVESTOR A
SHARES, 2 /5 /92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 7/15 /97; AND
INVESTOR C SHARES,    11/22/99. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE
28 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING
IMPORTANT INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

22

                           MANAGED INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           81.8%
AA            11.1
A              3.9
BBB            3.0
\qBBB          0.2
             -----
  Total      100.0%
             =====

  Sector Allocation (% of long-term investments)
Mortgage Pass-Throughs                    24.5%
Corporate Bonds                           21.9
U.S. Government & Agency Obligations      16.1
Asset Backed Securities                   13.5
Commercial Mortgage Backed Securities     12.8
Collateralized Mortgage Obligations        5.5
Project Loans                              2.3
Certificate of Deposit                     1.4
Taxable Municipal Bonds                    1.1
Foreign Bonds                              0.9
                                        ------
     Total                               100.0%
                                        ======

        Portfolio Statistics
Average maturity (years)       6.02
Effective Duration2            4.09

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                       999.90          998.40          997.00          993.10          994.20
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.24            4.73            5.13            9.04            8.90

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,021.72        1,020.20        1,019.80        1,015.81        1,015.96
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.28            4.80            5.20            9.19            9.04

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.65%, 0.95%, 1.03%, 1.82%, and 1.79% for the Institutional, Service,
Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              23

                         INTERNATIONAL BOND PORTFOLIO

Total Net Assets (3/31/06): $602.2 million

Performance Benchmark:
     Citigroup Non-U.S.World Government Bond Index

Investment Approach:
     Seeks to realize a total return that exceeds that of the Citigroup
Non-U.S. World Government Bond Index by investing primarily in non-dollar denominated bonds of issuers located outside of the United States in the five to fifteen year maturity range.  The Portfolio normally invests at least 80% of its assets in bonds and at least 65% of it assets in bonds of a diversified group on non-U.S. issuers from at least three developed countries.  The
Portfolio may only buy securities rated investment grade at the time of purchase by at least one major rating agency or determined by the management team to be of similar quality.  Securities are purchased for the Portfolio when the management team determines that they have the potential for above-average total return.

Recent Portfolio Management Activity:
     o  The BlackRock, Institutional, Investor A and Service Share classes of the Portfolio outperformed the benchmark for the semi-annual period. The
Investor B and C Share classes of the Portfolio underperformed the benchmark for the semi-annual period.

     o  During the semi-annual period, the Bank of Japan joined its U.S. and
European counterparts and began removing monetary stimulus from the Japanese economy by ending Quantitative Easing. In reaction to this policy shift and a stronger global economic environment, 10-year Japanese rates rose by 30 basis points during the first quarter of 2006 while December EuroYen futures were higher by 40 basis points.  We believe Japan is in the very early stages of the removal of monetary policy stimulus. Domestic economic indicators have shown sustained strength. National core inflation has been positive for four months, and the Nikkei closed above the technically important 17,000 level at quarter-end. We expect longer-term rates to begin pricing in a stronger and more inflationary growth environment going forward.

     o  The European Central Bank ("ECB") raised rates 50 basis points over the semi-annual period. The ECB has increased its anti-inflationary rhetoric as pass-though effects from oil prices remain of great concern. Euro-zone sentiment surveys are at multiyear highs and there is optimism regarding the impact of confidence on actual growth. In addition, with encouraging growth prospects abroad, we expect the pace of ECB hikes to quicken, with rate hikes anticipated in the second quarter of this year. Despite these positive economic indicators, labor rigidity and strife continue to be a major concern within
Europe.

     o  During the first half of the period, in New Zealand, despite the fact that the Reserve Bank of New Zealand raised the Official Cash Rate, rates rallied. As a result, the Portfolio's allocation to New Zealand benefited performance. The Portfolio's yield curve flattening position in Canada was also a positive contributor to performance. In the Euro Bloc, the Portfolio's yield curve flattening position also benefited performance as the European yield curve flattened. Elsewhere in the Euro Bloc, the overweight positions in Poland and Germany benefited performance, while the underweight to the United Kingdom
("UK") had a negative impact on performance. However, the Portfolio's position in U.K. inflation-linked bonds contributed positively to performance. In the
Asia Bloc, the Portfolio's underweight to Japan and yield curve flattening bias in Japan benefited performance, as rates backed up in this market. Also, the yen depreciated during the quarter, and therefore the Portfolio's long position in Japanese yen versus the U.S. dollar currency position detracted from performance. However, the long position in the Singapore dollar versus U.S.
dollar benefited performance.

     o  During the second half of the period, the Portfolio's short duration positioning in the Dollar Bloc, Europe and Japan was a positive contributor to performance.  The Portfolio's country allocation to New Zealand was a contributor to performance, while Mexico was a detractor.  In the Euro Bloc, the Portfolio's yield curve flattening position also benefited performance as the European yield curve flattened.  Elsewhere in the Euro Bloc, the overweight position in Poland and underweight to the United Kingdom benefited performance.
In the Asia Bloc, the Portfolio is underweight Japan with a yield curve flattening bias.  The Portfolio has also added exposure to Japanese government bond floaters. The long position in the Singapore dollar versus U.S. dollar benefited performance.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL BOND
                                   PORTFOLIO
 AND THE CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX FOR THE PAST TEN YEARS.

[GRAPHIC OMITTED]

                                          Citigroup Non-U.S. World
               Service     Investor A     Government Bond Index
03/31/1996     10,000       9,502         10,000
06/30/1996     10,228       9,716         10,040
09/30/1996     10,623      10,087         10,367
12/31/1996     11,002      10,440         10,587
03/31/1997     11,108      10,536          9,975
06/30/1997     11,479      10,884         10,257
09/30/1997     11,816      11,199         10,278
12/31/1997     12,095      11,458         10,136
03/31/1998     12,406      11,748         10,178
06/30/1998     12,617      11,943         10,347
09/30/1998     13,254      12,541         11,342
12/31/1998     13,444      12,715         11,939
03/31/1999     13,633      12,889         11,361
06/30/1999     13,507      12,763         10,851
09/30/1999     13,467      12,720         11,515
12/31/1999     13,468      12,716         11,334
03/31/2000     13,740      12,967         11,202
06/30/2000     14,092      13,294         11,113
09/30/2000     14,371      13,551         10,610
12/31/2000     14,997      14,136         11,035
03/31/2001     15,515      14,618         10,494
06/30/2001     15,642      14,732         10,287
09/30/2001     16,092      15,148         11,085
12/31/2001     16,149      15,196         10,645
03/31/2002     16,066      15,111         10,446
06/30/2002     16,483      15,497         11,905
09/30/2002     16,956      15,936         12,243
12/31/2002     17,231      16,187         12,985
03/31/2003     17,596      16,522         13,470
06/30/2003     18,309      17,169         14,036
09/30/2003     18,764      17,605         14,423
12/31/2003     19,956      18,699         15,390
03/31/2004     20,156      18,895         15,632
06/30/2004     19,525      18,295         15,102
09/30/2004     20,057      18,792         15,598
12/31/2004     22,115      20,719         17,257
03/31/2005     21,394      20,044         16,722
06/30/2005     20,635      19,350         16,272
09/30/2005     20,500      19,207         16,088
12/31/2005     19,957      18,680         15,668
03/31/2006     19,949      18,689         15,638

                        FOR PERIOD ENDING MARCH 31, 2006

                                   Average Annual Total Return
                                              1 Year        3 Year       5 Year       10 Year
                                          -------------   ----------   ----------   ----------
     BlackRock Class                           (6.38)%        4.66%        5.50%        7.48%
     Institutional Class                       (6.52)%        4.56%        5.44%        7.45%
     Service Class                             (6.76)%        4.27%        5.16%        7.15%
     Investor A Class (Load Adjusted)          (11.39)%        2.42%        3.96%        6.45%
     Investor A Class (NAV)                    (6.76)%        4.19%        5.04%        7.00%
     Investor B Class (Load Adjusted)          (11.53)%        2.31%        3.91%        6.20%
     Investor B Class (NAV)                    (7.47)%        3.41%        4.25%        6.20%
     Investor C Class (Load Adjusted)          (8.34)%        3.44%        4.27%        6.23%
     Investor C Class (NAV)                    (7.44)%        3.44%        4.27%        6.23%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR B SHARES, 4
/19/96; INVESTOR A SHARES, 4 /22 /96; INSTITUTIONAL SHARES, 6 /10 /96; AND
INVESTOR C SHARES, 9/11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 28
FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING
IMPORTANT INFORMATION ON THE LINE GRAPH * ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

24

                         INTERNATIONAL BOND PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           75.3%
AA            21.5
A              2.2
BBB            0.1
Unrated        0.9
             -----
  Total      100.0%
             =====

Top 10 Country Allocation (% of
    long-term investments)
United States        18.8%
Japan                13.3
Germany               8.8
Netherlands           7.2
United Kingdom        6.9
Italy                 5.8
Finland               5.4
Spain                 5.0
Canada                4.8
France                4.4
                     ----
  Total              80.4%
                     ====

        Portfolio Statistics
Average maturity (years)       8.24
Effective Duration2            4.87

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                       975.10          974.40          973.10          973.10          969.30          969.50
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.84            4.43            5.76            5.90            9.67            9.53

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,021.06        1,020.46        1,019.09        1,018.94        1,015.05        1,015.21
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.94            4.54            5.91            6.06            9.95            9.79

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.78%, 0.90%, 1.17%, 1.20%, 1.97%, and 1.94% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

                                                                              25

                           HIGH YIELD BOND PORTFOLIO

Total Net Assets (3/31/06): $937.2 million

Performance Benchmark:

     Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index

Investment Approach:
     Seeks to maximize total return, consistent with income generation and prudent investment management, by investing primarily in non-investment grade bonds with maturities of ten years or less.  The Portfolio normally invests at least 80% of its assets in high yield bonds, including convertible and preferred securities.  The high yield securities acquired by the Portfolio will generally be in the lower rating categories of major rating agencies (BB or lower by Standard & Poors or Ba or lower by Moody's) or will be determined by the portfolio management team to be of similar quality.  The Portfolio may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States.  The management team evaluates sectors of the high yield market and individual bonds within these sectors.  Securities are purchased for the Portfolio when the management team determines that they have the potential for above-average total return.

Recent Portfolio Management Activity:
     o   In July 2005, the Portfolio changed its benchmark to the Lehman
Brothers U.S. Corporate High Yield 2% Issuer Cap Index.   The recent downgrade
of General Motors' ("GM") debt securities from investment grade to high yield and the subsequent introduction of GM into high yield indices at as much as a
6% weight has changed the composition of many indices.  The new benchmark's 2%
issuer limit allows BlackRock to overweight a particular issuer but the
Portfolio must maintain prudent diversification.

     o  All share classes underperformed the Portfolio's former benchmark for the semi-annual period.  The BlackRock and Institutional Share classes outperformed the Portfolio's current benchmark for the semi-annual period.  The
Service, Investor A, Investor B and Investor C Share classes underperformed the
Portfolio's current benchmark for the semi-annual period.

     o  During the semi-annual period, yields rose as the Federal Reserve
("Fed") continued to "normalize" short-term interest rates. The Federal Open
Market Committee ("FOMC") voted a 0.25% tightening at each of its four meetings, lifting the Fed Funds target rate by 1.00% to 4.75%, the highest level in five years.  The yield curve flattened as the front end of the yield curve tracked the increases in the Fed Funds rate while the long end of the yield curve continued to trade in a relatively narrow range, supported by low volatility, benign inflation and demand from overseas investors.  While economic activity slowed over the early part of the semi-annual period in the wake of a catastrophic 2005 hurricane season, the ultimate impact on interest rates proved to be short-lived as growth rebounded nicely during the opening months of 2006.  Longer term interest rates, as measured by the 10-year
Treasury, ended the period at 4.85% while shorter term interest rates, as measured by the 2-year Treasury, ended the period at 4.82%.

     o  During the first half of the period, the high yield market returned
0.11% over duration-adjusted Treasuries. Investor concerns over rising interest rates, inflation, and higher commodity costs negatively impacted speculative-grade paper early in the period.  This effect gradually gave way to renewed optimism late in the period, as recovery spending more than outweighed the negative economic impact of the devastating hurricane season. During the period, the Portfolio's overweight relative to the benchmark to `B' names benefited performance, as the quality subsector returned 0.47% over duration-adjusted Treasuries.  The Portfolio's overweight to transportation services and underweight to automotive and paper was beneficial to performance.
Negative contributors to performance included the Portfolio's underweight to media cable and wirelines and overweight to metals, and security selection within `BB' names.

     o  During the second half of the period, the high yield market returned
3.54% over duration-adjusted Treasuries.  Much of the outperformance was attributable to investors' demand for yield, as CCC-paper outperformed the other ratings buckets during this period. Autos continued to dominate the news during the second half of the period. The industry returned 5.60% during this period, and accounted for a large portion of the total return. Ford's better-than-expected fourth quarter results and announcement of a major restructuring plan along with GM's agreement to sell a majority interest in its financing subsidiary, GMAC contributed to the auto industry rally.  During the period, the Portfolio's overweight relative to the benchmark to CCC names benefited performance, as the quality subsector returned 5.34% over duration-adjusted Treasuries.  The Portfolio's overweight to aerospace/defense, construction machinery and electric was beneficial to performance.  Negative contributors to performance included the Portfolio's underweight to retail, wirelines and health care and the underweight in `BB' names.  The Portfolio remains biased toward higher credit companies with pricing power and the ability to generate free cash flow to reduce debt.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE HIGH YIELD BOND
PORTFOLIO, THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD 2% ISSUER CAP INDEX
    AND THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX FROM INCEPTION.

[GRAPHIC OMITTED]

             Institutional   Investor A
11/19/1998   10,000           9,497
12/31/1998   10,128           9,613
03/31/1999   10,465           9,922
06/30/1999   10,622          10,059
09/30/1999   10,593          10,019
12/31/1999   11,013          10,394
03/31/2000   10,883          10,269
06/30/2000   10,994          10,362
09/30/2000   10,923          10,283
12/31/2000   10,221           9,610
03/31/2001   10,764          10,110
06/30/2001   10,647           9,988
09/30/2001   10,318           9,667
12/31/2001   10,941          10,239
03/31/2002   11,210          10,478
06/30/2002   10,860          10,140
09/30/2002   10,510           9,800
12/31/2002   11,060          10,301
03/31/2003   11,785          10,949
06/30/2003   13,024          12,088
09/30/2003   13,346          12,373
12/31/2003   14,164          13,133
03/31/2004   14,518          13,446
06/30/2004   14,450          13,368
09/30/2004   15,085          13,944
12/31/2004   15,894          14,700
03/31/2005   15,702          14,494
06/30/2005   16,000          14,760
09/30/2005   16,371          15,093
12/31/2005   16,517          15,218
03/31/2006   16,936          15,592

             Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index*   Lehman Brothers U.S. Corporate High Yield Index
11/19/1998   10,000                                                           10,000
12/31/1998   10,011                                                           10,160
03/31/1999   10,196                                                           10,347
06/30/1999   10,231                                                           10,382
09/30/1999   10,086                                                           10,234
12/31/1999   10,250                                                           10,402
03/31/2000   10,011                                                           10,159
06/30/2000   10,127                                                           10,276
09/30/2000   10,182                                                           10,334
12/31/2000    9,657                                                            9,793
03/31/2001   10,283                                                           10,415
06/30/2001   10,054                                                           10,177
09/30/2001    9,630                                                            9,746
12/31/2001   10,184                                                           10,310
03/31/2002   10,360                                                           10,483
06/30/2002    9,842                                                            9,810
09/30/2002    9,547                                                            9,523
12/31/2002   10,159                                                           10,164
03/31/2003   10,922                                                           10,938
06/30/2003   12,025                                                           12,044
09/30/2003   12,359                                                           12,377
12/31/2003   13,083                                                           13,109
03/31/2004   13,394                                                           13,416
06/30/2004   13,265                                                           13,287
09/30/2004   13,907                                                           13,931
12/31/2004   14,540                                                           14,568
03/31/2005   14,307                                                           14,334
06/30/2005   14,678                                                           14,730
09/30/2005   14,823                                                           14,866
12/31/2005   14,941                                                           14,967
03/31/2006   15,330                                                           15,399

                        FOR PERIOD ENDING MARCH 31, 2006

                                   Average Annual Total Return
                                            1 Year        3 Year       5 Year      From Inception
                                          ----------   -----------   ----------   ---------------
     BlackRock Class                           8.02%        13.01%        9.65%             7.55%
     Institutional Class                       7.86%        12.85%        9.49%             7.42%
     Service Class                             7.58%        12.54%        9.18%             7.08%
     Investor A Class (Load Adjusted)          2.24%        10.58%        7.94%             6.22%
     Investor A Class (NAV)                    7.57%        12.51%        9.05%             6.97%
     Investor B Class (Load Adjusted)          2.35%        10.73%        7.99%             6.16%
     Investor B Class (NAV)                    6.77%        11.68%        8.27%             6.16%
     Investor C Class (Load Adjusted)          5.78%        11.62%        8.23%             6.15%
     Investor C Class (NAV)                    6.76%        11.62%        8.23%             6.15%

* THE PERFORMANCE FOR THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD 2% ISSUER
CAP INDEX IN THE CHART STARTS ON 12/1/1998.
THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON
11/19/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 28 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

26

                           HIGH YIELD BOND PORTFOLIO

FUND PROFILE

  Credit Quality (% of
 long-term investments)1
BBB            6.8%
BB            30.2
B             49.0
CCC            6.7
\qCCC          1.1
Unrated        6.2
             -----
  Total      100.0%
             =====

   Top 10 Industries (% of long-term
              investments)
Telecommunications             10.7%
Energy & Utilities             10.7
Oil & Gas                       8.3
Manufacturing                   7.8
Broadcasting                    5.8
Entertainment & Leisure         5.4
Business Services               5.3
Chemicals                       3.8
Finance                         3.7
Aerospace                       3.5
                              -----
     Total                     54.3%
                              =====

        Portfolio Statistics
Average maturity (years)       5.03
Modified Duration2             4.30

1  Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service
   ("Moody's") rating.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,035.20        1,034.50        1,033.10        1,033.00        1,029.20        1,027.90
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.84            3.40            4.66            4.92            8.70            8.70

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,022.17        1,021.62        1,020.36        1,020.10        1,016.32        1,016.32
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.83            3.38            4.64            4.90            8.68            8.68

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.56%, 0.67%, 0.92%, 0.97%, 1.72%, and 1.72% for the BlackRock,
Institutional, Service, Investor A, B, and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

                                                                              27

                                BLACKROCK FUNDS
                        NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of each Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes.
If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the
Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent
Class. In the case of Investor A, Investor B, Investor C and Service Shares,
the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses. Additionally, the performance information above does not reflect accounting adjustments required under accounting principles generally accepted in the United States of America and as a result there may be variances between what is reported within this section and that reported in the total return calculation in the Financial Highlights.

     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C
Shares), and assumes the reinvestment of dividends and distributions.  The maximum front-end sales charges for Investor A Shares are as follows:
Intermediate PLUS Bond, Intermediate Government Bond, Intermediate Bond, Core
Bond Total Return, Core PLUS Total Return and GNMA - 4.00%; Government Income
and Managed Income - 4.50%; International Bond and High Yield Bond - 5.00%; and
Inflation Protected Bond, Enhanced Income and Low Duration Bond - 3.00%.  The
maximum contingent deferred sales charge for Investor B Shares and Investor C
Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

     The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Portfolio.  The
Portfolios' returns would have been lower if there were not such waivers and reimbursements.  BlackRock Advisors, Inc. is under no obligation to waive or continue waiving its fees after February 1, 2007 as described in the prospectus of the Portfolios. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 \^ The performance shown in the line graph is that of Institutional Shares and
  Investor A Shares of the Portfolios. The actual performance of Investor B,
  Investor C and Service Shares is lower than the performance of Institutional
  Shares because Investor B, Investor C and Service Shares have higher expenses than Institutional Shares. Excluding the effects of sales charges, the actual performance of Investor B and Investor C Shares is lower than the performance of Investor A Shares because Investor B and Investor C Shares have higher expenses than Investor A Shares. Purchasers of Investor A Shares generally pay a front-end sales charge, while purchasers of Investor B and
  Investor C Shares may pay a contingent deferred sales charge (depending on how long they hold their shares) when they sell their shares.

 * The performance shown in the line graph is that of Service Shares and
  Investor A Shares of the Portfolios. The actual performance of Investor B and Investor C Shares is lower than the performance of Service Shares because Investor B and Investor C Shares have higher expenses than Service
  Shares. Excluding the effects of sales charges, the actual performance of
  Investor B and Investor C Shares is lower than the performance of Investor A
  Shares because Investor B and Investor C Shares have higher expenses than
  Investor A shares. Purchasers of Investor A Shares generaly pay a front-end sales charge, while purchasers of Investor B and Investor C Shares may pay a contingent deferred sales charge (depending on how long they hold their shares) when they sell their shares.

28

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                           ENHANCED INCOME PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)       VALUE
                                             -------------- ---------- ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.6%
  Federal National Mortgage
    Association, Unsecured Notes
     2.75%                                         05/10/06     $  800   $  798,123
     2.77%(b)                                      12/29/06        275      270,321
     2.71%                                         01/30/07        550      539,316
  U.S. Treasury Bonds
    10.38%                                         11/15/12        325      352,511
  U.S. Treasury Notes
     2.38%                                         08/31/06        140      138,649
     3.12%                                         01/31/07      1,095    1,079,558
     4.00%(c)                                      08/31/07      1,470    1,452,831
     4.38%(c)                                   12/07-01/08      2,375    2,355,442
     4.25%                                         01/15/11      2,125    2,072,290

                                                                         ==========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $9,151,111)                                                       9,059,041
                                                                         ----------
MORTGAGE PASS-THROUGHS - 9.5%
  Federal Home Loan Mortgage Corp.
    ARM
     3.54%(b)                                      05/01/34        638      611,530
     3.55%(b)                                      07/01/34        592      584,439
     4.31%(b)                                      11/01/34        457      443,180
     4.86%(b)                                      05/01/35        735      717,668
     5.00%(b)                                      09/01/35        558      550,196
     5.52%(b)                                      10/01/37        190      191,230
  Federal National Mortgage
    Association ARM
     3.85%(b)                                      10/01/33        794      781,467
     4.87%(b)                                      06/01/35        430      426,950
     5.03%(b)                                      10/01/35        384      379,609
     5.33%(b)                                      10/01/35        395      386,669
  Government National Mortgage
    Association II ARM
     5.12%(b)                                      11/20/29         61       61,206
     4.50%(b)                                      08/20/31        114      113,918
  Government National Mortgage
    Association II Hybrid
     3.75%(b)                                      06/20/34        286      278,767

                                                                         ==========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $5,604,670)                                                       5,526,829
                                                                         ----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.4%
  Federal National Mortgage
    Association, Series 05-68, Class
    PB
     5.75%
  (Cost $247,373)                                  07/25/35        240       240,550
                                                                          ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.1%
  Adjustable Rate Mortgage Trust,
    Series 04-4, Class 5A3
     5.19%(b)                                      03/25/35        228       229,077
  Banc of America Funding Corp.,
    Series 04-C, Class 4A2
     5.12%(b)                                      12/20/34        326       327,474
  Bear Stearns Mortgage Trust, Series
    04-12, Class 1A1
     5.17%(b)                                      01/25/35        275       276,631
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
     5.19%(b)                                      11/25/34        389       391,200
  Bear Stearns Mortgage Trust, Series
    04-7, Class 4A
     3.20%(b)                                      10/25/34        228       222,920

                                                                PAR
                                                MATURITY       (000)       VALUE
                                             -------------- ---------- ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Commercial Mortgage Pass-Through
    Certificates, Series 00-C1, Class
    A2
     7.42%                                         04/15/10     $  340    $  360,270
  Countrywide Home Loans, Series
    04-29, Class 1A1
     5.09%(b)                                      02/25/35        338       338,234
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 02-10,
    Class 2A1
     7.50%                                         05/25/32         55        55,515
  Federal Home Loan Mortgage Corp.,
    Series 04-SF5, Class GB
     1.77%                                         12/15/07        132       131,885
  Federal Home Loan Mortgage Corp.,
    Series 2763, Class PA
     4.50%                                         09/15/10         60        60,141
  Federal Home Loan Mortgage Corp.,
    Series 2808, Class PA
     4.00%                                         09/15/12        283       282,322
  Federal National Mortgage
    Association, Series 93-188, Class
    K
     6.00%                                         10/25/08        349       349,900
  Federal National Mortgage
    Association, Series 02-39, Class
    FB
     5.02%(b)                                      03/18/32         47        46,850
  Federal National Mortgage
    Association, Series 04-25, Class
    PA
     5.50%                                         10/25/30        109       108,436
  Federal National Mortgage
    Association, Series 04-36, Class
    BS
     5.50%                                         11/25/30        148       147,362
  Federal National Mortgage
    Association, Series 04-W10, Class
    A1
     5.75%                                         08/25/34        134       133,683
  Federal National Mortgage
    Association, Series 05-84, Class
    XE
     5.75%(b)                                      01/25/26        315       315,606
  Federal National Mortgage
    Association, Series 05-84, Class
    XK
     5.75%                                         08/25/23        351       351,343
  GSAA Home Equity Trust, Series
    04-8, Class A3A
     5.19%(b)                                      09/25/34        246       246,919
  GSAA Home Equity Trust, Series
    06-2N, Class Note
     6.00%(d)                                      12/25/35        198       198,101
  GSR Mortgage Loan Trust, Series
    04-9, Class 3A1
     3.69%(b)                                      08/25/34        141       140,513
  J.P. Morgan Mortgage Trust, Series
    06-A2, Class 4A1
     3.89%(b)(e)                                   08/25/34        600       581,344
  Merrill Lynch Mortgage Investors,
    Inc., Series 97-B, Class A
     4.85%(b)                                      11/15/25        578       578,553

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              29

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                             PAR
                                               MATURITY     (000)       VALUE
                                              ---------- ---------- ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Merrill Lynch Mortgage Investors,
    Inc., Series 04-E, Class A2A
    4.44%(b)                                    11/25/29     $  270   $  270,517
  MortgageIT Trust, Series 04-1, Class
    A1
    5.21%(b)                                    11/25/34        422      425,078
  Residential Accredit Loans, Inc.,
    Series 01-QS19, Class A1
    6.00%                                       12/25/16        168      167,027
  Structured Asset Securities Corp.,
    Series 04-3AC, Class A2
    4.92%(b)                                    03/25/34        199      196,700
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    5.12%(b)                                    09/25/34        238      240,762
  Washington Mutual Mortgage Loan
    Trust, Series 03-AR8, Class A
    4.03%                                       08/25/33        231      229,297
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-V, Class
    1A2
    3.83%(b)                                    10/25/34        785      785,175

                                                                      ==========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $8,217,496)                                                    8,188,835
                                                                      ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 14.4%
  American Home Mortgage Assets,
    Series 05-1, Class 3A11
    5.09%(b)                                    11/25/35        585      585,658
  Banc of America Commercial
    Mortgage Inc., Series 03-1, Class
    A1
    3.88%                                       09/11/36        432      412,458
  Bayview Financial Acquisition Trust,
    Series 98-1, Class A1
    7.01%(d)                                    05/25/29        195      192,976
  Bear Stearns Commercial Mortgage
    Securities, Series 00-WF, Class A1
    7.11%                                       10/15/32        274      280,119
  Chase Commercial Mortgage
    Securities Corp., Series 00-1,
    Class A2
    7.76%                                       04/15/32        325      345,203
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                                       09/15/30        253      255,712
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 98-C1,
    Class A1B
    6.48%                                       05/17/40        294      299,863
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 00-C1,
    Class A1
    7.32%                                       04/15/42        355      365,138
  Deutsche Alt-A Securities, Inc.,
    Series 06-AF1, Class A1
    4.90%(b)                                    04/25/36        425      425,000
  Donaldson, Lufkin and Jenrette, Inc.,
    Commerical Mortgage Corp.,
    Series 00-CKP1, Class A1B
    7.18%                                       11/10/33        370      393,907
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                       08/15/36        141      147,451

                                                             PAR
                                               MATURITY     (000)       VALUE
                                              ---------- ---------- ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C1, Class A2
    7.72%                                       03/15/33     $  335   $  359,786
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 03-C2, Class X2 (IO)
    0.35%(d)(f)                                 05/10/40      6,560       39,487
  Goldman Sachs Mortgage Securities
    Corp. II, Series 98-C1, Class A3
    6.14%                                       10/18/30        459      465,105
  Homebanc Mortgage Trust, Series
    05-4, Class A1
    5.09%(b)                                    10/25/35        605      604,833
  Impac Secured Assets Corp., Series
    05-2, Class A2A
    4.94%(b)                                    03/25/36        550      550,449
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C5,
    Class A1
    6.41%                                       12/15/19        379      382,781
  Merrill Lynch Mortgage Trust, Series
    02-MW1, Class XP (IO)
    1.79%(d)(f)                                 07/12/34      2,521       99,276
  Nationslink Funding Corp., Series 99,
    Class 1
    6.32%                                       01/20/31        427      434,881
  Opteum Mortgage Acceptance Corp.,
    Series 06-1, Class 1A1A
    4.79%(b)                                    04/25/36        450      450,000
  Structured Asset Receivable Trust,
    Series 04-1
    4.13%(b)(d)                                 04/21/11        474      474,337
  Wachovia Bank Commercial
    Mortgage Trust
    4.04%                                       02/15/34        470      453,091
  Washington Mutual Asset Securities
    Corp., Series 05-C1A, Class A1
    4.24%(d)                                    05/25/36        372      364,175

                                                                      ==========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $8,489,589)                                                    8,381,686
                                                                      ----------
ASSET BACKED SECURITIES - 37.5%
  Auto Receivables Owner Trust,
    Series 05-1, Class A3
    3.53%                                       10/21/08        550      542,459
  Bear Stearns, Inc., Series 06-HE1,
    Class 1A1
    4.91%(b)                                    12/25/35        424      424,010
  Bear Stearns, Inc., Series 06-PC1,
    Class A1
    4.59%                                       01/25/29        373      373,284
  Bear Stearns, Series 06-HE3, Class
    A1
    4.88%(b)                                    01/25/36        850      850,000
  BMW Vehicle Owner Trust, Series
    05-A, Class A3
    4.02%                                       02/25/09        575      568,646
  Capital Auto Receivables Asset Trust,
    Series 04-1, Class A3
    2.00%                                       11/15/07        404      399,199
  Capital Auto Receivables Asset Trust,
    Series 04-2, Class A2
    3.35%                                       02/15/08        725      716,391

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
30

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- ------------
ASSET BACKED SECURITIES (Continued)
  Carrington Mortgage Loan Trust,
    Series 06-OPT1, Class A1
    4.80%(b)                               02/25/36     $  475   $  475,000
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                  06/15/10        400      388,620
  Chase Manhattan Auto Owner Trust,
    Series 03-C, Class A3
    2.26%                                  11/15/07        288      286,065
  Citibank Credit Card Issuance Trust,
    Series 04, Class A1
    2.55%                                  01/20/09        325      318,484
  Citibank Credit Card Issuance Trust,
    Series 04-A4, Class A4
    3.20%                                  08/24/09        300      291,849
  Citigroup Mortgage Loan Trust, Inc.,
    Series 06-HE1, Class A1
    4.88%(b)                               01/25/36        625      625,000
  Conseco Finance Securitizations
    Corp., Series 01-4, Class A3
    6.09%                                  09/01/33        161      161,456
  Countrywide Certificates, Series
    05-16, Class 4AV1
    4.68%(b)                               05/25/36        403      402,985
  Countrywide Certificates, Series
    05-BC4, Class 2A1
    4.94%(b)                               08/25/35        427      427,625
  Countrywide Certificates, Series
    05-IM3, Class A1
    4.94%(b)                               03/25/36        493      493,478
  Encore Credit Receivables Trust,
    Series 05-4, Class 2A1
    4.92%(b)                               01/25/36        287      286,831
  Fieldstone Mortgage Investment
    Corp., Series 05-3, Class 2A1
    4.94%(b)                               02/25/36        371      371,336
  First Franklin Mortgage Loan
    Certificates, Series 06-FF3, Class
    A2A
    4.65%(b)                               02/25/36        613      613,240
  Ford Credit Auto Owner Trust, Series
    05-A, Class A3
    3.48%                                  11/17/08        722      713,148
  Ford Credit Auto Owner Trust, Series
    05-B, Class A3
    4.17%                                  01/15/09        225      222,857
  Ford Credit Auto Owner Trust, Series
    05-C, Class A2
    4.24%                                  03/15/08        430      429,034
  Home Equity Asset Trust, Series
    05-6, Class 2A1
    4.94%(b)                               12/25/35        484      483,898
  Home Equity Asset Trust, Series
    05-7, Class 2A1
    4.65%(b)                               01/25/36        451      450,669
  Honda Auto Receivables Owner
    Trust, Series 04-2, Class A3
    3.30%                                  06/16/08        144      142,948
  Honda Auto Receivables Owner
    Trust, Series 05-4, Class A3
    4.51%                                  05/21/09        325      321,886
  J.P. Morgan Mortgage Acquisition
    Corp., Series 05-OPT2, Class A2
    4.90%(b)                               05/25/25        324      324,128

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- ------------
ASSET BACKED SECURITIES (Continued)
  Long Beach Asset Holdings Corp.,
    Series 05-2, Class N1
    4.15%(d)                               04/25/35     $  115   $  113,940
  Long Beach Mortgage Loan Trust,
    Series 06-2, Class 2A1
    4.74%(b)                               03/25/36        625      625,000
  Master Asset Backed Securities
    Trust, Series 06-FRE1, Class A1
    4.64%(b)                               12/25/35        564      564,346
  MBNA Master Credit Card Trust,
    Series 96-G, Class A
    4.93%(b)                               12/15/08      1,180    1,180,642
  Morgan Stanley Capital, Inc., Series
    05-HE5, Class A2A
    4.92%(b)                               09/25/35        344      344,133
  New Century Home Equity Loan
    Trust, Series 05-C, Class A2A
    4.90%(b)                               12/25/35        401      400,995
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                                  12/17/07        611      606,902
  Nissan Auto Receivables Owner
    Trust, Series 04-C, Class A3
    2.85%                                  10/15/07        550      545,418
  Option One Mortgage Loan Trust,
    Series 01-4, Class A
    5.42%(b)                               01/25/32         23       23,074
  Option One Mortgage Loan Trust,
    Series 05-4, Class A2
    4.08%                                  11/25/35        426      426,645
  Ownit Mortgage Loan Certificates,
    Series 05-4, Class A2A1
    4.94%(b)                               08/25/36        438      438,012
  Peoples Choice Home Loan
    Securities Trust, Series 05-1, Class
    1A1
    4.98%(b)                               10/25/26         86       86,474
  Peoples Choice Home Loan
    Securities Trust, Series 05-4, Class
    1A1
    4.94%(b)                               12/25/35        335      335,001
  Popular Mortgage Pass Through
    Trust, Series 04-4, Class AF1
    5.07%(b)                               09/25/34        550      550,277
  Residential Asset Securities Corp.,
    Series 01-KS4, Class AIB
    5.14%(b)                               05/25/32        252      252,130
  Specialty Underwriting & Residential
    Finance, Series 05-BC3, Class
    A2A
    4.94%(b)                               06/25/36        392      391,639
  Structured Asset Investment Loan
    Trust, Series 05-10, Class A3
    4.91%(b)                               12/25/35        491      490,818
  Structured Asset Investment Loan
    Trust, Series 06-BNC1, Class A2
    4.65%(b)                               03/25/36        436      435,539
  USAA Auto Owner Trust, Series 04-1,
    Class A3
    2.06%                                  04/15/08        276      273,227
  USAA Auto Owner Trust, Series 04-2,
    Class A3
    3.03%                                  06/16/08        195      193,688

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              31

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                          PAR
                                          MATURITY       (000)       VALUE
                                       -------------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  USAA Auto Owner Trust, Series 05-1,
    Class A2
    3.55%                                    09/17/07     $  149    $   148,495
  USAA Auto Owner Trust, Series 05-1,
    Class A3
    3.93%                                    07/15/09        325        320,489
  USAA Auto Owner Trust, Series 05-2,
    Class A3
    4.07%                                    12/15/09        650        640,426
  Vanderbilt Mortgage & Finance, Inc.,
    Series 99-D, Class IA3
    7.06%(b)                                 10/07/17          7          7,113
  WFS Financial Owner Trust, Series
    02-4, Class A4A
    3.11%                                    08/20/10        290        285,918

                                                                    ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $21,886,170)                                                 21,784,867
                                                                    -----------
CORPORATE BONDS - 8.2%
Aerospace - 0.3%
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                                    11/16/06        150        148,938
                                                                    -----------
Banks - 2.0%
  Banc One Corp., Senior Unsecured
    Notes
    2.62%                                    06/30/08         20         18,889
  Bank of America Corp., Senior
    Unsecured Notes
    3.88%                                    01/15/08        100         97,684
  Bayerische Landesbank New York,
    Senior Notes
    2.50%                                    04/28/06        500        499,216
  Citigroup, Inc., Senior Unsecured
    Notes
    3.50%                                    02/01/08        200        194,056
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.25%                                    05/30/07        150        149,764
  U.S. Central Credit Union, Unsecured
    Notes
    2.75%                                    05/30/08         30         28,509
  Wells Fargo & Co., Senior Unsecured
    Notes
    5.12%                                    02/15/07        180        179,904

                                                                    ===========
                                                                      1,168,022
                                                                    -----------
Computer Software & Services - 0.1%
  Oracle Corp./Ozark Holdings,
    Unsecured Notes
    5.00%(d)                                 01/15/11         75         73,252
                                                                    -----------
Finance - 3.0%
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(b)                              07/07-01/08      1,450      1,441,629
    3.60%                                    10/15/08        125        119,956
  Golden West Financial Corp., Senior
    Unsecured Notes
    4.12%                                    08/15/07         15         14,769
  Household Finance Corp., Unsecured
    Notes
    4.12%                                    12/15/08        150        145,515

                                                          PAR
                                          MATURITY       (000)       VALUE
                                       -------------- ---------- -------------
CORPORATE BONDS (Continued)
Finance (Continued)
  PSEG Funding Trust, Inc., Capital
    Securities
    5.38%                                    11/16/07     $   25   $    24,916

                                                                   ===========
                                                                     1,746,785
                                                                   -----------
Insurance - 0.3%
  ASIF Global Financing, Unsecured
    Notes
    3.90%(d)                                 10/22/08         20        19,318
  Metropolitan Life Global Funding,
    Inc., Unsecured Notes
    2.60%(d)                                 06/19/08         75        70,583
  Prudential Insurance Co., Notes
    6.38%(d)                                 07/23/06        100       100,351

                                                                   ===========
                                                                       190,252
                                                                   -----------
Oil & Gas - 0.2%
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    5.38%                                    11/01/06        130       129,929
                                                                   -----------
Pharmaceuticals - 0.1%
  Merck & Co., Inc., Senior Unsecured
    Notes
    5.25%                                    07/01/06         50        49,995
                                                                   -----------
Railroad & Shipping - 0.2%
  Canadian National Railway Co.,
    Senior Notes
    6.45%                                    07/15/06        125       125,460
                                                                   -----------
Real Estate - 0.3%
  Avalonbay Communities, Inc., Senior
    Unsecured Notes
    8.25%                                    07/15/08        140       148,254
                                                                   -----------
Retail Merchandising - 0.3%
  Federated Department Stores, Inc.,
    Senior Unsecured Notes
    6.62%                                    09/01/08         25        25,684
  May Department Stores Co.,
    Unsecured Notes
    3.95%                                    07/15/07        150       146,866

                                                                   ===========
                                                                       172,550
                                                                   -----------
Telecommunications - 0.9%
  BellSouth Corp., Unsecured Notes
    4.26%(b)(d)(g)                           04/26/06        250       249,853
  Lenfest Communications, Inc., Senior
    Notes
    7.62%                                    02/15/08        125       129,277
  Verizon Global Funding Corp., Senior
    Unsecured Notes
    6.12%                                    06/15/07        125       126,180
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured Notes
    3.95%(h)                                 01/30/08         10         9,757

                                                                   ===========
                                                                       515,067
                                                                   -----------
Transportation - 0.2%
  Union Pacific Corp., Senior
    Unsecured Notes
    5.75%                                    10/15/07         75        75,410

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
32

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     ENHANCED INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                  PAR
                                      MATURITY   (000)      VALUE
                                     ---------- ------- ------------
CORPORATE BONDS (Continued)
Transportation (Continued)
  Union Pacific Corp., Unsecured
    Notes
    6.79%                              11/09/07    $ 50   $   51,109

                                                          ==========
                                                             126,519
                                                          ----------
Yankee - 0.3%
  Republic of Italy, Unsecured Notes
    2.75%(h)                           12/15/06     125      123,255
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
    5.80%(h)                           08/01/06      75       75,089

                                                          ==========
                                                             198,344
                                                          ----------
TOTAL CORPORATE BONDS
  (Cost $4,850,382)                                        4,793,367
                                                          ----------
TAXABLE MUNICIPAL BONDS - 0.1%
  New York Sales Tax Asset
    Receivables Corp. Revenue
    Bonds, Series 04, Class B
    3.29%
  (Cost $80,000)                       10/15/07      80       77,828
                                                          ----------

                                          PAR/SHARES
                                            (000)
                                         -----------
SHORT TERM INVESTMENTS - 1.0%
  German Treasury Bills (EUR)
    2.34%(h)(i)               04/12/06          405   488,544
  Galileo Money Market Fund                      92    91,658

                                                      =======
TOTAL SHORT TERM INVESTMENTS
  (Cost $581,162)                                     580,202
                                                      -------

TOTAL INVESTMENTS IN
  SECURITIES -  100.8%
  (Cost $59,107,953(a))   58,633,205
                          ----------

                             NUMBER OF
                             CONTRACTS
                          ---------------
PUT SWAPTIONS WRITTEN - 0.0%
  Deutsche Bank, Strike
Price 5.30,
    Expires 10/26/06
  (Premiums received             (590)(j)    (11,977)
                                             -------
$10,178)

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (0.8)%                   (438,222)
                                     --------
NET ASSETS - 100.0%               $58,183,006
                                  ===========

-------------------

 (a) Cost for federal Income tax purposes is $59,109,460. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $  30,019
      Gross unrealized depreciation                                    (506,274)
                                                                      ---------
                                                                      $(476,255)
                                                                      =========

 (b) Variable rate security. Rates shown are the rates as of March 31, 2006.

  (c) Securities, or a portion thereof, subject to financing transactions.
 (d) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 3.4% of its net assets, with a current market value of $1,995,649, in securities restricted as to resale.
 (e) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, these securities had a total market value of $581,344 which represents 1.0% of net assets.
  (f) Rates shown are the effective yields as of March 31, 2006.
 (g) Securities, or a portion thereof, pledged as collateral with a value of
       $259,876 on 58 long U.S. Treasury Note futures contracts and 67 short
       U.S. Treasury Notes futures contracts expiring June 2006 and 1 short
       Euro-dollar futures contract expiring December 2006.  The value of such contracts on March 31, 2006 was  $19,058,019, with an unrealized gain of
       $21,472 (including commissions of $278).
 (h) Security is a foreign domiciled issuer which is registered with the
       Securities and Exchange Commission.
  (i) The rate shown is the effective yield on the discount notes at the time of purchase.
  (j) Each swaption contract is equivalent to $10,000 notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              33

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                          LOW DURATION BOND PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                             NUMBER
                           OF SHARES      VALUE
                          ----------- -------------
PREFERRED STOCKS - 0.6%
  Raytheon Co. Trust I
  7.00%
  (Cost $9,572,029)           180,000    $9,090,000
                                         ----------

                                                   PAR
                                    MATURITY      (000)
                                 -------------- ---------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.5%
  Federal National Mortgage
    Association, Unsecured Notes
          2.77%(b)(c)                  12/29/06   $ 7,640   7,510,013
          2.71%(c)                     01/30/07    44,825  43,954,275
  Small Business Administration
    Participation Certificates, Series
    97, Class A
          5.35%(b)(d)                  08/15/22       799     791,845
  U.S. Treasury Bonds
         10.38%(c)(e)(f)               11/15/12     9,020   9,783,525

                                                           ==========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $63,835,306)                                       62,039,658
                                                           ----------
MORTGAGE PASS-THROUGHS - 9.8%
  Federal Home Loan Mortgage Corp.
    ARM
          5.36%(b)                     07/01/20       486     487,144
          3.54%(b)                     05/01/34     5,207   4,988,604
          3.31%(b)                     07/01/34     1,108   1,089,641
          3.55%(b)                     07/01/34     3,379   3,338,815
          4.31%(b)                     11/01/34    16,385  15,905,042
  Federal Home Loan Mortgage Corp.
    Gold
          8.25%                        06/01/09         1       1,475
  Federal National Mortgage
    Association
          6.50%                        11/01/08       305     309,047
          6.00%                     03/12-02/17     1,023   1,037,811
          5.00%                        04/01/21       100      97,499
  Federal National Mortgage
    Association 1Year CMT
          5.48%(b)                     09/01/29        29      29,264
          5.96%(b)                     12/01/30       690     709,156
          6.69%(b)                     12/01/31       749     759,082
          5.55%(b)                     08/01/32     1,950   1,955,726
          5.57%(b)                     01/01/33     3,192   3,198,923
  Federal National Mortgage
    Association ARM
          4.12%(b)                     10/01/33       926     906,533
          4.28%(b)                     01/01/34       846     829,143
          4.00%(b)                     04/01/34     1,331   1,295,994
          3.92%(b)                     05/01/34    17,725  17,252,859
          4.56%(b)                     02/01/35    24,799  24,250,925
          4.87%(b)                     06/01/35    14,482  14,393,946
          6.17%(b)                     04/01/40     2,429   2,473,924
  Federal National Mortgage
    Association COFI
          4.85%(b)                     05/01/27       156     157,030
  Federal National Mortgage
    Association MULTI
          4.43%(b)                     12/01/09     8,709   8,708,549
  Government National Mortgage
    Association
          6.00%                     12/08-02/11       610     614,530
          6.50%                        06/15/09       466     478,172

                                                              PAR
                                                MATURITY     (000)        VALUE
                                               ---------- ---------- --------------
MORTGAGE PASS-THROUGHS (Continued)
  Government National Mortgage
    Association 1 Year CMT
    3.75%(b)                                     05/20/34     $12,420  $ 12,118,547
  Government National Mortgage
    Association II Hybrid
    3.75%(b)                                     06/20/34      18,370    17,888,517

                                                                       ============
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $137,618,536)                                                   135,275,898
                                                                       ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.1%
  Federal National Mortgage
    Association Grantor Trust, Series
    02-T6, Class A1
    3.31%
  (Cost $2,120,702)                              02/25/32       2,213     2,040,490
                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.0%
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
    5.19%(b)                                     11/25/34      10,417    10,475,475
  Bear Stearns Mortgage Trust, Series
    04-7, Class 4A
    3.20%                                        10/25/34      12,834    12,551,303
  Commercial Mortgage Pass-Through
    Certificates, Series 00-C1, Class
    A2
    7.42%                                        04/15/10       9,040     9,578,945
  Countrywide Alternative Loan Trust,
    Series 05-CB, Class 2A3
    5.50%                                        07/25/35      10,940    10,797,043
  Countrywide Home Loans, Series
    04-29, Class 1A1
    5.09%(b)                                     02/25/35       6,085     6,092,125
  Federal Home Loan Mortgage Corp.
    Strip Notes, Series 19, Class F
    4.74%(b)                                     06/01/28       1,173     1,165,141
  Federal Home Loan Mortgage Corp.,
    Series 1165, Class LD
    7.00%                                        11/15/21       1,724     1,723,080
  Federal Home Loan Mortgage Corp.,
    Series 231 (IO)
    5.50%(g)                                     08/01/35      11,220     2,873,641
  Federal Home Loan Mortgage Corp.,
    Series 232 (IO)
    5.00%(g)                                     08/01/35      22,906     5,879,467
  Federal Home Loan Mortgage Corp.,
    Series 2642, Class JA
    5.00%                                        11/15/16       1,816     1,812,038
  Federal Home Loan Mortgage Corp.,
    Series 2663, Class LA
    5.00%                                        09/15/23       3,123     3,114,030
  Federal Home Loan Mortgage Corp.,
    Series 2744, Class PB
    5.50%                                        03/15/26       7,310     7,300,763
  Federal Home Loan Mortgage Corp.,
    Series 2996, Class PB
    5.50%                                        05/15/35      14,156    14,015,037
  Federal National Mortgage
    Association, Series 93-188, Class
    K
    6.00%                                        10/25/08       9,251     9,282,640
  Federal National Mortgage
    Association, Series 03-27, Class
    TJ
    4.00%                                        10/25/16         369       368,118

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
34

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                             PAR
                                               MATURITY     (000)        VALUE
                                              ---------- ---------- --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal National Mortgage
    Association, Series 04-W10, Class
    A1
    5.75%                                       08/25/34   $ 19,310   $ 19,277,040
  Federal National Mortgage
    Association, Series 05-84, Class
    XK
    5.75%                                       08/25/23      9,523      9,525,295
  Federal National Mortgage
    Association, Series 354, Class 2
    (IO)
    5.50%(g)                                    11/01/34      9,630      2,399,683
  Goldman Sachs Mortgage Securities
    Corp. II, Series 00-1, Class A
    5.13%(b)(d)                                 06/20/24        551        552,415
  Goldman Sachs Mortgage Securities
    Corp., Series 04-11, Class 2A2
    5.14%(b)                                    12/25/34      8,904      8,942,524
  GSR Mortgage Loan Trust, Series
    04-9, Class 3A1
    3.69%(b)                                    08/25/34     18,351     18,350,961
  Harborview Mortgage Loan Trust,
    Series 05-10, Class 2A1A
    5.09%(b)                                    11/19/35     17,139     17,145,962
  J.P. Morgan Mortgage Trust, Series
    06-A2, Class 4A1
    3.89%(b)(h)                                 08/25/34     14,325     13,879,583
  Merrill Lynch Mortgage Investors,
    Inc., Series 97-B, Class A
    4.85%(b)                                    11/15/25      1,492      1,494,319
  MLCC Mortgage Investors, Inc.,
    Series 99-A, Class A
    5.13%(b)                                    03/15/25        716        719,125
  MortgageIT Trust, Series 04-1, Class
    A1
    5.21%(b)                                    11/25/34     13,684     13,773,709
  Residential Accredit Loans, Inc.,
    Series 01-QS19, Class A1
    6.00%                                       12/25/16        424        422,114
  Residential Funding Mortgage
    Securities, Inc., Series 04-SRI,
    Class A1
    5.50%                                       09/25/33     14,715     14,592,853
  Structured Asset Securities Corp.,
    Series 04-3AC, Class A2
    4.92%(b)                                    03/25/34     11,254     11,113,528
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    5.12%(b)                                    09/25/34      5,229      5,283,302
  Washington Mutual Mortgage
    Securities Corp., Series 02-AR1,
    Class IA1
    5.96%(b)                                    11/25/30        851        849,190

                                                                      ============
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $236,923,118)                                                 235,350,449
                                                                      ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 13.5%
  American Home Mortgage Assets,
    Series 05-1, Class 3A11
    5.09%(b)                                  11/25/35       15,490     15,519,932
  Bayview Financial Acquisition Trust,
    Series 98-1, Class A1
    7.01%(d)                                  05/25/29          477        473,669

                                                             PAR
                                               MATURITY     (000)        VALUE
                                              ---------- ---------- --------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Citigroup Commercial Mortgage
    Trust, Series 05-EMG, Class A1
    4.15%(d)                                    12/20/49   $  7,446   $  7,264,278
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                                       09/15/30      8,204      8,282,221
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 98-C2,
    Class A2
    6.30%                                       11/11/30      8,383      8,541,261
  Deutsche Alt-A Securities, Inc.,
    Series 06-AF1, Class A1
    4.90%(b)                                    04/25/36     10,300     10,300,000
  Donaldson, Lufkin and Jenrette, Inc.,
    Commerical Mortgage Corp.,
    Series 00-CKP1, Class A1B
    7.18%                                       11/10/33      8,850      9,421,837
  First Union-Chase Commercial
    Mortgage Trust, Series 99-C2,
    Class A2
    6.64%                                       04/15/09     14,511     14,942,211
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                       08/15/36      7,993      8,364,839
  Goldman Sachs Mortgage Securities
    Corp. II, Series 98-C1, Class A3
    6.14%                                       10/18/30     12,186     12,361,616
  Goldman Sachs Mortgage Securities
    Corp. II, Series 03-C1, Class X2
    (IO)
    1.11%(d)(g)                                 01/10/40    249,705      5,989,852
  Impac Secured Assets Corp., Series
    05-2, Class A2A
    4.94%(b)                                    03/25/36     14,072     14,079,144
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C5,
    Class A1
    6.41%                                       12/15/19     10,199     10,313,818
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 03-C3,
    Class XCP (IO)
    1.48%(d)(g)                                 02/15/37     40,827      1,295,351
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 03-C5,
    Class XCP (IO)
    1.30%(d)(g)                                 04/15/37    194,719      4,185,762
  Nationslink Funding Corp., Series 99,
    Class 1
    6.32%                                       01/20/31     10,450     10,652,306
  Opteum Mortgage Acceptance Corp.,
    Series 06-1, Class 1A1A
    4.79%(b)                                    04/25/36     10,700     10,700,000
  Structured Asset Receivables Trust,
    Series 03-1
    3.18%(b)(d)(i)                              01/21/10     14,277     14,276,636
  Wachovia Bank Commercial
    Mortgage Trust
    4.04%                                       02/15/34     10,544     10,160,042

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              35

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- --------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Washington Mutual Asset Securities
    Corp., Series 05-C1A, Class A1
    4.24%(d)                              05/25/36    $ 9,943   $  9,725,995

                                                                ============
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $189,979,266)                                            186,850,770
                                                                ------------
PROJECT LOANS - 0.0%
  Federal Housing Authority
    7.43%
  (Cost $5,172)                           09/01/22          5          5,282
                                                                ------------
ASSET BACKED SECURITIES - 40.0%
  Accredited Mortgage Loan Trust,
    Series 05-3, Class A2A
    4.92%(b)                              09/25/35      7,821      7,821,731
  Amresco Independence Funding,
    Inc., Series 99-1, Class A
    4.75%(b)(d)(j)                        06/15/20      4,390      4,359,847
  Bank One Issuance Trust, Series
    03-A3, Class A3
    4.86%(b)                              12/15/10     14,550     14,579,817
  Bank One Issuance Trust, Series
    04-A2, Class A2
    4.78%(b)                              10/15/09     15,000     15,002,826
  Bear Stearns, Inc., Series 06-HE1,
    Class 1A1
    4.91%(b)                              12/25/35     10,276     10,275,166
  Bear Stearns, Inc., Series 06-PC1,
    Class A1
    4.59%(b)                              01/25/29      8,650      8,649,871
  Bear Stearns, Series 06-HE3, Class
    A1
    4.88%(b)                              01/25/36     20,450     20,450,000
  BMW Vehicle Owner Trust, Series
    05-A, Class A3
    4.02%                                 02/25/09     14,075     13,919,471
  Business Loan Express, Inc., Series
    98-1, Class A
    6.50%(b)(d)                           01/15/25        333        324,295
  Capco America Securitization Corp.,
    Series 98-D7, Class PS1 (IO)
    1.69%(d)(g)                           10/15/30     33,894      1,007,387
  Capital Auto Receivables Asset Trust,
    Series 04-1, Class A3
    2.00%                                 11/15/07      8,881      8,784,962
  Capital Auto Receivables Asset Trust,
    Series 04-2, Class A2
    3.35%                                 02/15/08     18,300     18,082,688
  Capital Auto Receivables Asset Trust,
    Series 05-1, Class A4
    4.05%                                 07/15/09     12,825     12,632,625
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                 06/15/10     13,875     13,480,256
  Citibank Credit Card Issuance Trust,
    Series 04, Class A1
    2.55%                                 01/20/09     17,550     17,198,123
  Citibank Credit Card Issuance Trust,
    Series 04-A4, Class A4
    3.20%                                 08/24/09     16,700     16,246,261
  Countrywide Certificates, Series
    05-16, Class 4AV1
    4.68%(b)                              05/25/36     10,495     10,501,314
  Countrywide Certificates, Series
    05-BC4, Class 2A1
    4.94%(b)                              08/25/35     12,077     12,085,706

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- --------------
ASSET BACKED SECURITIES (Continued)
  Countrywide Certificates, Series
    05-IM3, Class A1
    4.94%(b)                              03/25/36    $12,874   $ 12,875,300
  DaimlerChrysler Auto Trust, Series
    05-A, Class A2
    3.17%                                 09/08/07      2,102      2,096,684
  Encore Credit Receivables Trust,
    Series 05-4, Class 2A1
    4.92%(b)                              01/25/36      7,702      7,703,475
  Epoch, Series 02, Class 2l
    4.95%(b)(d)                           05/30/07      8,500      8,563,750
  Fieldstone Mortgage Investment
    Corp., Series 05-3, Class 2A1
    4.94%(b)                              02/25/36      9,770      9,770,777
  First Franklin Mortgage Loan
    Certificates, Series 06-FF3, Class
    A2A
    4.65%(b)                              02/25/36     13,397     13,397,081
  Ford Credit Auto Owner Trust, Series
    05-A, Class A2
    3.08%                                 07/15/07      2,673      2,667,673
  Ford Credit Auto Owner Trust, Series
    05-A, Class A3
    3.48%                                 11/17/08     17,500     17,285,450
  Ford Credit Auto Owner Trust, Series
    05-C, Class A2
    4.24%                                 03/15/08     11,326     11,290,361
  Green Tree Financial Corp., Series
    93-4, Class A5
    7.05%                                 01/15/19      1,585      1,604,016
  Green Tree Financial Corp., Series
    96-8, Class A6
    7.60%                                 10/15/27      3,762      3,885,089
  Green Tree Financial Corp., Series
    98-6, Class A6
    6.27%                                 06/01/30        109        109,500
  Green Tree Financial Corp., Series
    99-2, Class A3
    6.08%                                 12/01/30      2,396      2,400,881
  Heller Financial Commercial
    Mortgage Asset Corp., Series 98-1,
    Class A
    5.12%(b)(d)                           07/15/24      2,250      2,227,072
  Honda Auto Receivables Owner
    Trust, Series 04-2, Class A3
    3.30%                                 06/16/08     17,228     17,072,769
  Honda Auto Receivables Owner
    Trust, Series 04-3, Class A3
    2.91%                                 10/20/08     15,350     15,111,154
  Honda Auto Receivables Owner
    Trust, Series 05-4, Class A3
    4.51%                                 05/21/09     11,150     11,043,183
  IFC Small Business Administration
    Loan-Backed Certificates, Series
    97-1, Class A
    5.50%(b)(d)                           01/15/24        827        827,284
  IndyMac Residential Trust, Series
    06-B, Class 2A1
    4.65%(b)                              06/25/36      9,075      9,027,592
  J.P. Morgan Mortgage Acquisition
    Corp., Series 05-OPT2, Class A2
    4.90%(b)                              05/25/25      8,599      8,600,191
  Long Beach Mortgage Loan Trust,
    Series 06-2, Class 2A1
    4.74%(b)                              03/25/36     14,026     14,026,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
36

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                            PAR
                                            MATURITY       (000)        VALUE
                                         -------------- ---------- --------------
ASSET BACKED SECURITIES (Continued)
  Master Asset Backed Securities
    Trust, Series 06-FRE1, Class A1
    4.64%(b)                                   12/25/35    $12,345   $ 12,345,069
  The Money Store Small Business
    Administration Loan-Backed
    Securities, Series 97-1, Class A
    5.25%(b)                                   01/15/25      1,611      1,550,043
  The Money Store Small Business
    Administration Loan-Backed
    Securities, Series 97-1, Class B
    5.73%(b)                                   01/15/25        299        287,441
  Morgan Stanley Capital, Inc., Series
    05-HE5, Class A2A
    4.92%(b)                                   09/25/35      9,392      9,392,795
  Mortgage Capital Funding, Inc.,
    Series 98-MC1, Class X (IO)
    0.78%(g)                                   03/18/30     68,247        587,166
  New Century Home Equity Loan
    Trust, Series 05-C, Class A2A
    4.90%(b)                                   12/25/35     10,603     10,604,097
  Nissan Auto Receivables Owner
    Trust, Series 05-B, Class A3
    3.99%                                      07/15/09     15,350     15,124,969
  Option One Mortgage Loan Trust,
    Series 05-4, Class A2
    4.08%(b)                                   11/25/35     11,677     11,681,944
  Ownit Mortgage Loan Certificates,
    Series 05-4, Class A2A1
    4.94%(b)                                   08/25/36     11,532     11,532,867
  PBG Equipment Trust, Series 00-1A,
    Class A
    6.27%(d)                                   01/20/12      1,153      1,153,409
  Peoples Choice Home Loan
    Securities Trust, Series 05-1, Class
    1A1
    4.98%(b)                                   10/25/26      2,283      2,283,240
  Peoples Choice Home Loan
    Securities Trust, Series 05-4, Class
    1A1
    4.94%(b)                                   12/25/35      8,925      8,926,779
  PMC Capital LP, Series 98-1, Class A
    6.50%(b)(d)                                04/01/21      2,870      2,914,779
  Residential Asset Mortgage Products,
    Inc., Series 05-RS8, Class A1
    4.93%(b)                                   05/25/25      8,460      8,466,182
  Specialty Underwriting & Residential
    Finance, Series 05-BC3, Class
    A2A
    4.94%(b)                                   06/25/36     10,709     10,710,464
  Structured Asset Investment Loan
    Trust, Series 05-10, Class A3
    4.91%(b)                                   12/25/35     12,894     12,895,125
  Structured Asset Investment Loan
    Trust, Series 06-BNC1, Class A2
    4.65%(b)                                   03/25/36      9,509      9,509,271
  Student Loan Marketing Association
    Student Loan Trust, Series 05-5,
    Class A1
    4.62%(b)                                   01/25/18     12,648     12,643,666
  SWB Loan-Backed Certificates,
    Series 98-1, Class AV
    5.25%(b)(d)                                09/15/24        782        781,802
  USAA Auto Owner Trust, Series 05-1,
    Class A2
    3.55%                                      09/17/07      4,188      4,179,061

                                                            PAR
                                            MATURITY       (000)        VALUE
                                         -------------- ---------- --------------
ASSET BACKED SECURITIES (Continued)
  USAA Auto Owner Trust, Series 05-1,
    Class A3
    3.93%                                      07/15/09    $ 8,650   $  8,529,938
  USAA Auto Owner Trust, Series 05-2,
    Class A3
    4.07%                                      12/15/09     20,750     20,444,353

                                                                     ============
TOTAL ASSET BACKED SECURITIES
  (Cost $556,484,972)                                                 553,532,088
                                                                     ------------
CORPORATE BONDS - 12.9%
Aerospace - 0.2%
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                                      11/16/06      2,225      2,209,247
                                                                     ------------
Banks - 3.7%
  Bayerische Landesbank New York,
    Senior Notes
    2.50%                                      04/28/06     12,300     12,280,701
  Citigroup, Inc., Senior Unsecured
    Notes
    3.50%(e)                                   02/01/08      5,200      5,045,456
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    6.00%                                      08/01/08      3,180      3,227,554
  U.S. Bank N.A., Subordinated Notes
    6.50%                                      02/01/08      3,580      3,661,259
  U.S. Central Credit Union, Unsecured
    Notes
    2.75%                                      05/30/08      3,700      3,516,147
  Wells Fargo & Co., Senior Unsecured
    Notes
    5.01%(b)                                   09/15/09     22,515     22,517,477
  Wells Fargo & Co., Unsecured Notes
    3.50%                                      04/04/08      1,200      1,161,279

                                                                     ============
                                                                       51,409,873
                                                                     ------------
Computer Software & Services - 0.1%
  Oracle Corp./Ozark Holdings,
    Unsecured Notes
    5.00%(d)                                   01/15/11      1,700      1,660,382
                                                                     ------------
Energy & Utilities - 0.3%
  Dominion Resources, Inc., Senior
    Unsecured Notes
    3.66%                                      11/15/06      4,550      4,502,762
                                                                     ------------
Finance - 4.0%
  General Electric Capital Corp., Notes
    8.75%                                      05/21/07      5,320      5,518,925
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(b)                                07/07-01/08     34,750     34,477,064
    4.12%                                      03/04/08      8,300      8,130,912
  Household Finance Corp., Unsecured
    Notes
    4.12%                                      12/15/08      4,375      4,244,188
  Nationwide Building Society, Senior
    Unsecured Notes
    3.50%(d)                                   07/31/07      1,975      1,932,142
  PSEG Funding Trust, Inc., Capital
    Securities
    5.38%                                      11/16/07      1,250      1,245,825

                                                                     ============
                                                                       55,549,056
                                                                     ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              37

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)        VALUE
                                         ---------- ---------- --------------
CORPORATE BONDS (Continued)
Insurance - 0.3%
  ASIF Global Financing, Unsecured
    Notes
    3.90%(d)                               10/22/08    $ 2,540   $  2,453,386
  Prudential Insurance Co., Notes
    6.38%(d)                               07/23/06      1,250      1,254,386

                                                                 ============
                                                                    3,707,772
                                                                 ------------
Pharmaceuticals - 0.1%
  Merck & Co., Inc., Senior Unsecured
    Notes
    5.25%                                  07/01/06      1,750      1,749,821
                                                                 ------------
Railroad & Shipping - 0.3%
  Canadian National Railway Co.,
    Senior Notes
    6.45%                                  07/15/06      3,970      3,984,606
                                                                 ------------
Real Estate - 0.3%
  Avalonbay Communities, Inc., Senior
    Unsecured Notes
    8.25%                                  07/15/08      3,945      4,177,593
                                                                 ------------
Retail Merchandising - 0.4%
  Federated Department Stores, Inc.,
    Senior Unsecured Notes
    6.62%                                  09/01/08        800        821,890
  May Department Stores Co.,
    Unsecured Notes
    3.95%                                  07/15/07      4,675      4,577,316

                                                                 ============
                                                                    5,399,206
                                                                 ------------
Telecommunications - 1.2%
  BellSouth Corp., Unsecured Notes
    4.26%(b)(d)                            04/26/06      5,450      5,446,774
  Lenfest Communications, Inc., Senior
    Notes
    7.62%                                  02/15/08      3,850      3,981,739
  Verizon Global Funding Corp., Senior
    Unsecured Notes
    6.12%                                  06/15/07      5,415      5,466,118
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured Notes
    3.95%(k)                               01/30/08      1,543      1,505,508

                                                                 ============
                                                                   16,400,139
                                                                 ------------
Transportation - 0.3%
  Union Pacific Corp., Senior
    Unsecured Notes
    5.75%                                  10/15/07      2,025      2,036,081
  Union Pacific Corp., Unsecured
    Notes
    6.79%                                  11/09/07      1,775      1,814,359

                                                                 ============
                                                                    3,850,440
                                                                 ------------
Yankee - 1.7%
  Eksportfinans ASA (Norway),
    Unsecured Notes
    3.38%(k)                               01/15/08      9,315      9,036,556
  Republic of Italy, Unsecured Notes
    2.75%(k)                               12/15/06     13,100     12,917,124

                                                        PAR
                                          MATURITY     (000)        VALUE
                                         ---------- ---------- --------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
    5.80%(k)                               08/01/06    $ 2,200   $  2,202,598

                                                                 ============
                                                                   24,156,278
                                                                 ------------
TOTAL CORPORATE BONDS
  (Cost $181,006,549)
                                                                  178,757,175
                                                                 ------------
FOREIGN BONDS - 1.5%
  Bundesrepublic Deutschland
    (Germany) (EUR)
    4.75%                                  07/04/34      4,350      5,926,834
    4.00%                                  01/04/37      7,025      8,532,875
  General Electric Capital Corp., Senior
    Unsubordinated Notes (NZD)
    6.50%                                  09/28/15        545        332,832
  Province of Manitoba (Canada),
    Senior Unsecured Notes (NZD)
    6.38%                                  09/01/15      1,300        794,680
  Province of Ontario (Canada),
    Unsecured Notes (NZD)
    6.25%                                  06/16/15      5,960      3,634,487
  Province of Quebec (Canada), Bonds
    (NZD)
    6.75%(b)                               11/09/15      1,520        951,807

                                                                 ============
TOTAL FOREIGN BONDS
  (Cost $21,540,571)
                                                                   20,173,515
                                                                 ------------
TAXABLE MUNICIPAL BONDS - 0.7%
  New York Sales Tax Asset
    Receivables Corp. Revenue
    Bonds, Series 04, Class B
    3.29%                                  10/15/07      2,640      2,568,324
  Texas Public Finance Authority
    Unemployment Compensation
    Obligation Assessment Revenue
    Bonds, Series 03, Class B
    2.62%                                  06/15/06      7,430      7,395,153

                                                                 ============
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $10,069,419)                                                9,963,477
                                                                 ------------

                                            PAR/SHARES
                                              (000)
                                           -----------
SHORT TERM INVESTMENTS - 0.2%
  U.S. Treasury Bills
         4.34%(f)(l)            04/06/06         1,000     999,397
         4.35%(e)(f)(l)         04/06/06         1,300   1,299,215
  Galileo Money Market Fund                         94      94,016

                                                         =========
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,392,628)                                      2,392,628
                                                         ---------

TOTAL INVESTMENTS IN
  SECURITIES -  100.8%
  (Cost $1,411,548,268(a)) 1,395,471,430
                           -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
38

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    LOW DURATION BOND PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                               NUMBER OF
                               CONTRACTS         VALUE
                          ------------------ -------------
CALL SWAPTIONS PURCHASED - 0.0%
  Deutsche Bank, Strike
Price 5.205,
    Expires 03/01/16
  (Cost $1,534,785)                 3,290(m)    $1,172,556
                                                ----------
PUT SWAPTIONS PURCHASED - 0.2%
  Deutsche Bank, Strike
Price 5.205,
    Expires 03/01/16                3,290(m)     1,829,569
  Deutsche Bank, Strike
Price 5.30,
    Expires 10/12/07                1,260(m)       447,804
  Deutsche Bank, Strike
Price 5.45,
    Expires 05/31/06                5,080(m)       404,876

                                                ==========
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $2,148,750)                              2,682,249
                                                ----------
PUT SWAPTIONS WRITTEN - 0.0%
  Deutsche Bank, Strike
Price 5.30,
    Expires 10/26/06
  (Premiums received             (15,590)(m)      (316,477)
                                                ----------
$268,928)

LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (1.0)%              (13,968,529)
                                -----------

NET ASSETS - 100.0%          $1,385,041,229
                             ==============

-------------------

 (a) Cost for federal Income tax purposes is $1,411,596,468. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $  8,151,409
      Gross unrealized depreciation                                       (24,276,447)
                                                                         ------------
                                                                         $(16,125,038)
                                                                         ============

 (b) Variable rate security. Rates shown are the rates as of March 31, 2006.
  (c) Securities, or a portion thereof, subject to financing transactions.
 (d) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 4.7% of its net assets, with a current market value of $65,185,862, in securities restricted as to resale.
 (e) Securities, or a portion thereof, with a market value of $799,517 have been pledged as collateral for swap and swaption contracts.  (f) Securities, or a portion thereof, pledged as collateral with a value of $1,704,629 on 3,269 long U.S. Treasury Notes futures contracts, 40 short U.S.
       Treasury Notes futures contracts, and 394 short Euro-Bobl futures contract expiring June 2006 and 28 short Euro-dollar futures contracts expiring December 2006.  The value of such contracts on March 31, 2006 was  $690,138,983 with an unrealized loss of $1,157,493 (including commissions of $8,312).  (g) Rates shown are the effective yields as of March
 31, 2006.
 (h) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, these securities had a total market value of $13,879,583 which represents 1.0% of net assets.
  (i) Security is illiquid. As of March 31, 2006, the Portfolio held 1.0% of its net assets, with a current market value of $14,276,636 in these securities.
     (j) Security restricted as to public resale.
  (k) Security is a foreign domiciled issuer which is registered with the
       Securities and Exchange Commission.

  (l) The rate shown is the effective yield on the discount notes at the time of purchase.
 (m) Each swaption contract is equivalent to $10,000 notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              39

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 58.1%
  Federal Home Loan Bank,
    Unsecured Bonds
    3.05%                                          03/07/07    $ 7,175   $  7,028,659
    4.25%(b)                                       05/08/07     30,000     29,718,960
    4.00%(b)                                    06/07-02/09     17,020     16,754,632
    3.19%                                          08/13/07      4,500      4,386,632
    3.50%                                          10/18/07      5,000      4,882,215
    3.60%(b)                                       10/19/07     11,170     10,922,819
    2.75%                                          01/09/08      4,410      4,237,476
    3.01%(b)                                       04/02/08     10,000      9,611,090
    3.00%                                       06/08-07/08      9,760      9,338,440
    2.90%                                          07/15/08      2,000      1,907,790
    3.25%(b)                                       07/30/08     17,955     17,248,866
    3.35%                                          01/23/09      2,000      1,909,128
  Federal Home Loan Bank,
    Unsecured Notes
    2.40%                                          03/30/07      6,000      5,842,788
    3.00%                                          04/30/07      5,010      4,899,329
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
    2.50%                                          08/24/06      4,525      4,481,483
    2.75%(c)                                       09/15/06      8,100      8,017,145
    2.70%                                          03/16/07      6,575      6,425,195
    3.01%                                       04/07-04/07     10,760     10,532,435
    3.50%(b)                                    07/07-05/08     21,215     20,589,938
    3.30%                                          09/14/07      7,125      6,946,882
    3.38%(b)                                       10/05/07     10,835     10,565,913
    3.25%                                          11/02/07      6,918      6,713,130
    3.06%                                          07/15/08      3,155      3,020,026
    4.50%(b)                                       08/04/08      9,610      9,490,288
    3.00%(b)                                       06/30/09     19,600     18,368,238
  Federal National Mortgage
    Association, Unsecured Notes
    2.10%                                          04/19/06      5,400      5,392,964
    2.00%                                          04/20/06      5,100      5,092,707
    2.75%                                          05/10/06      5,925      5,911,100
    2.80%                                          11/17/06      5,000      4,929,080
    2.71%                                          01/30/07      7,275      7,133,683
    3.00%(c)                                    02/07-05/08      9,500      9,286,570
    4.15%(b)                                       07/13/07      8,855      8,748,660
    3.53%(b)                                       10/19/07      8,950      8,733,866
    3.55%                                          11/16/07      6,675      6,515,875
    4.00%                                       12/07-06/09     14,687     14,334,575
    3.25%                                          05/16/08      6,725      6,482,221
    3.74%(b)                                       02/24/09     15,000     14,454,720
    4.75%                                          02/21/13      1,595      1,545,758
    5.00%(b)                                       03/02/15      3,300      3,194,816
  Small Business Administration
    Participation Certificates, Series
    96-20H, Class 1
    7.25%                                          08/01/16      1,431      1,483,141
  Small Business Administration
    Participation Certificates, Series
    96-20J, Class 1
    7.20%                                          10/01/16      1,329      1,376,225
  Small Business Administration
    Participation Certificates, Series
    98-20J, Class 1
    5.50%                                          10/01/18      2,334      2,340,469

                                                                         ============
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $342,890,876)                                                     340,795,927
                                                                         ------------

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
MORTGAGE PASS-THROUGHS - 33.4%
  Federal Home Loan Mortgage Corp.
    ARM
    3.54%(c)                                       05/01/34    $ 4,004   $  3,835,962
    3.55%(c)                                       07/01/34      3,296      3,256,160
    3.73%(c)                                       07/01/34      2,255      2,166,466
    4.40%(c)                                       11/01/34      2,816      2,760,261
    4.34%(c)                                       03/01/35      9,277      9,076,542
    4.76%(c)                                    03/35-04/35     20,891     20,570,685
    4.77%(c)                                       09/01/35     10,104      9,921,194
  Federal Home Loan Mortgage Corp.
    Gold
    9.00%                                          12/01/09        316        324,280
    5.00%                                       10/20-03/21     31,997     31,192,741
    5.50%                                          11/15/27      3,080      3,080,721
  Federal National Mortgage
    Association
    8.00%                                       04/08-06/08        465        470,313
    6.50%                                       05/08-12/29      2,684      2,738,160
    6.09%                                          10/01/08      5,747      5,801,295
    8.50%                                       02/09-08/09        526        534,240
    9.00%                                       05/09-04/16        523        536,415
    6.00%                                          04/01/16          5          4,754
    7.00%                                       01/17-04/32      1,462      1,504,438
    5.00%                                       06/18-06/23      2,063      1,988,957
    4.50%                                          10/01/18         19         18,068
    5.50%                                       01/24-09/35      1,238      1,213,923
    7.50%                                          07/01/29        653        682,796
  Federal National Mortgage
    Association ARM
    4.26%(c)                                       05/01/33      2,870      2,793,583
    4.00%(c)                                       04/01/34      1,904      1,853,764
    3.87%(c)                                       05/01/34      2,138      2,064,834
    4.38%(c)                                       06/01/34      7,127      6,996,522
    3.74%(c)                                       07/01/34      2,597      2,484,627
    4.52%(c)                                       07/01/34      8,929      8,748,084
    4.64%(c)                                       02/01/35     12,551     12,344,646
    4.59%(c)                                       03/01/35      6,089      6,002,348
    4.75%(c)                                       07/01/35      6,715      6,594,941
    4.94%(c)                                       07/01/35     14,904     14,723,835
    5.01%(c)                                       07/01/35      3,461      3,395,089
  Federal National Mortgage
    Association Hybrid, ARM
    3.52%(c)                                       06/01/34      2,462      2,448,458
  Federal National Mortgage
    Association Multi-Family
    6.54%(c)                                       12/01/18        540        544,473
  Government National Mortgage
    Association
    6.00%                                          02/15/11        359        361,574
    9.50%                                          09/15/19         45         48,896
    5.00%                                          05/20/35      9,726      9,633,172
  Government National Mortgage
    Association II ARM
    4.50%(c)                                       02/20/35      4,356      4,309,149
  Government National Mortgage
    Association II Hybrid
    3.75%                                          06/20/34      2,977      2,899,171
    3.50%(c)                                       07/20/34      6,586      6,395,739

                                                                         ============
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $199,038,226)                                                     196,321,276
                                                                         ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
40

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                            PAR
                                              MATURITY     (000)       VALUE
                                             ---------- ---------- -------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.1%
  Federal National Mortgage
    Association Grantor Trust, Series
    02-T6, Class A1
    3.31%
  (Cost $544,117)                              02/25/32    $   586   $   540,299
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.3%
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
    5.19%(c)                                   11/25/34      1,937     1,947,851
  Commercial Mortgage Pass-Through
    Certificates, Series 00-C1, Class
    A2
    7.42%                                      04/15/10      3,930     4,164,298
  Countrywide Alternative Loan Trust,
    Series 05-56, Class 1A1
    5.55%(c)(d)                                11/25/35      5,969     6,051,331
  Deutsche Mortgage Securities, Inc.,
    Series 04-4, Class 3AR1
    3.71%(c)                                   06/25/34      1,073     1,054,120
  Federal Home Loan Mortgage Corp.,
    Series 1361, Class I
    6.00%                                      09/15/07         71        71,260
  Federal Home Loan Mortgage Corp.,
    Series 06-3110, Class HA
    5.50%                                      01/15/27      5,950     5,945,552
  Federal Home Loan Mortgage Corp.,
    Series 2668, Class AD
    4.00%                                      01/15/15      2,143     2,087,699
  Federal Home Loan Mortgage Corp.,
    Series 2718, Class MR
    4.00%                                      08/15/13      2,056     2,020,224
  Federal Home Loan Mortgage Corp.,
    Series 2730, Class PA
    3.75%                                      03/15/11      1,958     1,947,106
  Federal Home Loan Mortgage Corp.,
    Series 2748, Class LJ
    4.00%                                      03/15/10      1,326     1,318,769
  Federal Home Loan Mortgage Corp.,
    Series 2931, Class DE
    4.00%                                      02/15/20     10,000     8,927,072
  Federal National Mortgage
    Association, Series 01-35, Class
    VC
    6.50%                                      07/25/31      2,655     2,654,191
  Federal National Mortgage
    Association, Series 01-T2, Class B
    6.02%                                      11/25/10      3,600     3,697,884
  Federal National Mortgage
    Association, Series 04-W10, Class
    A1
    5.75%                                      08/25/34      2,317     2,312,710
  Federal National Mortgage
    Association, Series 05-109, Class
    PV
    6.00%                                      10/25/32      4,505     4,544,388
  Federal National Mortgage
    Association, Series 05-29, Class
    JB
    4.50%                                      04/25/35      8,849     8,578,574
  Federal National Mortgage
    Association, Series 05-57, Class
    PA
    5.50%                                      05/25/27      3,200     3,199,564

                                                            PAR
                                              MATURITY     (000)       VALUE
                                             ---------- ---------- -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal National Mortgage
    Association, Series 05-68, Class
    PC
    5.50%                                      07/25/35    $ 5,447   $ 5,424,145
  Federal National Mortgage
    Association, Series 05-70, Class
    KB
    5.50%                                      05/25/35      3,719     3,699,121
  Federal National Mortgage
    Association, Series 05-83, Class
    LA
    5.50%                                      10/25/35      4,444     4,415,922
  Federal National Mortgage
    Association, Series 05-84, Class
    MB
    5.75%                                      10/25/35     11,575    11,607,307
  GSR Mortgage Loan Trust, Series
    04-9, Class 3A1
    3.69%(c)                                   08/25/34      2,775     2,775,126
  MortgageIT Trust, Series 04-1, Class
    A1
    5.21%(c)                                   11/25/34      2,258     2,272,987
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    5.12%(c)                                   09/25/34        841       849,396
  Summit Mortgage Trust, Series 00-1,
    Class B1
    6.26%(c)(e)                                12/28/12         56        56,129
  Washington Mutual Mortgage
    Securities Corp., Series 03-AR4,
    Class A6
    3.42%(c)                                   05/25/33      4,003     3,889,368

                                                                     ===========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $97,050,087)                                                  95,512,094
                                                                     -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 8.6%
  Banc of America Commercial
    Mortgage, Inc., Series 02-PB2,
    Class A4
    6.19%                                      06/11/35      3,380     3,495,709
  Bear Stearns Commercial Mortgage
    Securities, Series 02-TOP6, Class
    A1
    5.92%                                      10/15/36      2,235     2,263,214
  Bear Stearns Commercial Mortgage
    Securities, Series 04-PWR4, Class
    A1
    4.36%                                      06/11/41      2,064     2,016,592
  Federal Home Loan Mortgage Corp.,
    Series 3143, Class NA
    5.50%                                      05/15/36      5,060     5,057,628
  First Union National Bank
    Commercial Mortgage Trust, Series
    00-C2, Class A2
    7.20%                                      10/15/32      3,640     3,886,601
  First Union-Chase Commercial
    Mortgage Trust, Series 99-C2,
    Class A2
    6.64%                                      04/15/09      5,789     5,960,729

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              41

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  General Electric Capital Commercial
    Mortgage Corp., Series 02-1A,
    Class A3
    6.27%                                 12/10/35     $3,540   $ 3,685,918
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97-C1, Class X (IO)
    1.55%(f)                              07/15/27      8,879       269,116
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                 08/15/36      1,276     1,335,027
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01-C1, Class A3
    5.86%                                 10/12/35      3,580     3,639,598
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01-CIBC, Class A3
    6.26%                                 03/15/33      1,650     1,706,598
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C5,
    Class A1
    6.41%                                 12/15/19      2,071     2,094,662
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 01-C7,
    Class A3
    5.64%                                 12/15/25      3,724     3,746,830
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 04-C2,
    Class A2
    3.25%                                 03/15/29      2,100     1,986,594
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 04-C4,
    Class A1
    3.82%                                 06/15/29      2,068     2,023,085
  Morgan Stanley Dean Witter Capital
    I, Series 02-TOP7, Class A1
    5.38%                                 01/15/39      2,918     2,922,960
  Wachovia Bank Commercial
    Mortgage Trust, Series 03-C5,
    Class A1
    2.99%                                 06/15/35      2,480     2,286,822
  Wachovia Bank Commercial
    Mortgage Trust, Series 04-C12,
    Class A1
    3.40%                                 07/15/41      2,114     2,046,178

                                                                ===========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $51,945,509)                                             50,423,861
                                                                -----------
PROJECT LOANS - 0.3%
  Federal Housing Authority, Merrill
    Lynch Project, Series 29, Class
    1A1
    7.43%                                 06/01/22        434       434,488
  Federal Housing Authority, USGI
    Project, Series 56
    7.46%                                 01/01/23      1,277     1,279,997

                                                                ===========
TOTAL PROJECT LOANS
  (Cost $1,747,878)                                               1,714,485
                                                                -----------

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
ASSET BACKED SECURITIES - 3.9%
  Bear Stearns, Inc., Series 06-HE1,
    Class 1A1
    4.91%(c)                              12/25/35     $4,499   $ 4,499,213
  Countrywide Certificates, Series
    05-IM2, Class A1
    4.93%(c)                              01/25/36      3,657     3,657,341
  Green Tree Financial Corp., Series
    97-5, Class A7
    7.13%                                 05/15/29      1,911     1,918,573
  Master Securities Trust, Series
    05-HE2, Class A2
    4.64%(c)                              10/25/35      3,811     3,812,942
  The Money Store Small Business
    Administration Loan Trust, Series
    99-1, Class A
    5.30%(c)                              07/15/25      1,026     1,019,136
  Residential Asset Mortgage Products,
    Inc., Series 05-RZ4, Class A1
    4.94%(c)                              11/25/35      4,513     4,513,450
  Structured Asset Receivables Trust,
    Series 03-2
    4.91%(c)(e)(g)                        01/21/09      2,619     2,619,401
  SWB Loan-Backed Certificates,
    Series 99-1, Class A
    7.38%(e)                              05/15/25        694       704,627

                                                                ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $22,739,446)                                             22,744,683
                                                                -----------
CORPORATE BONDS - 4.9%
Banks - 0.7%
  Depfa Bank PLC, Senior Notes
    4.25%                                 08/16/10      3,850     3,701,248
                                                                -----------
Finance - 2.9%
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(c)(h)                           01/15/08      6,650     6,623,733
    4.88%                                 10/21/10      3,590     3,516,638
    5.00%                                 11/15/11      2,060     2,019,245
  Private Export Funding Corp., Senior
    Unsecured Notes
    3.38%                                 02/15/09      5,250     5,014,674

                                                                ===========
                                                                 17,174,290
                                                                -----------
Oil & Gas - 0.4%
  ENSCO Offshore Co., Bonds
    6.36%                                 12/01/15      2,317     2,403,142
                                                                -----------
Yankee - 0.9%
  International Bank for Reconstruction
    & Development (Multiple
    Countries), Unsecured Notes
    1.00%(i)                              02/05/15      4,100     2,855,502
  National Landeskreditbank
    Baden-Wurttemberg (Germany),
    Unsecured Notes
    4.25%(i)                              09/15/10      2,700     2,605,635

                                                                ===========
                                                                  5,461,137
                                                                -----------
TOTAL CORPORATE BONDS
  (Cost $29,440,951)
                                                                 28,739,817
                                                                -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
42

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                     PAR
                                        MATURITY    (000)       VALUE
                                       ---------- --------- -------------
TAXABLE MUNICIPAL BONDS - 0.9%
  Stanislaus County California Taxable
    Pension Obligation Refunding
    Revenue Bonds, Series 95
    7.15%                                08/15/13    $3,200    $3,388,992
  United States Department of Housing
    and Urban Development, Section
    108 Government Guaranteed
    Participation Certificates, Series
    03-A
    4.44%                                08/01/11     2,099     2,027,668

                                                               ==========
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $5,299,000)                                             5,416,660
                                                               ----------

                                      PAR/SHARES
                                        (000)
                                     -----------
SHORT TERM INVESTMENTS - 0.3%
  U.S. Treasury Bills
       4.38%(j)(k)        04/06/06         1,000    999,397
  Galileo Money Market Fund                1,066  1,066,313

                                                  =========
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,065,710)                               2,065,710
                                                  ---------

TOTAL INVESTMENTS IN
  SECURITIES -  126.8%
  (Cost $752,761,800(a))   744,274,812
                           -----------

                                            PAR
                                           (000)
                                        -----------
TBA SALE COMMITMENTS - (0.2)%
  Federal National Mortgage
    Association TBA
                      6.50%
                           (Proceeds
             $    1,020,469) 04/01/36       (1,000)    (1,020,000)
                                                       ----------

                            NUMBER OF
                            CONTRACTS
                          ------------
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16            830(l)  305,440
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15            860(l)  510,840

                                        =======
TOTAL CALL SWAPTIONS PURCHASED
  (Cost $944,505)                       816,280
                                        -------
CALL OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Note
    futures, Strike Price
$111, Expires
    05/26/06                      (58)      (91)
  September 10 year U.S.
Treasury
    Note futures, Strike
Price $110,
    Expires 08/25/06              (51)   (8,766)

                                        =======
TOTAL CALL OPTIONS WRITTEN
  (Premiums received                     (8,857)
                                        -------
$52,835)

                             NUMBER OF
                             CONTRACTS         VALUE
                          --------------- --------------
CALL SWAPTIONS WRITTEN - 0.0%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08             (970)(l)    $ (235,710)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                     (390)(l)      (185,835)

                                             ==========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received                           (421,545)
                                             ----------
$624,350)
PUT OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
$107, Expires
    05/26/06                         (58)       (61,625)
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06                 (51)       (51,000)

                                             ==========
TOTAL PUT OPTIONS WRITTEN
  (Premiums received                           (112,625)
                                             ----------
$56,679)
PUT SWAPTIONS PURCHASED - 0.2%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16               830(l)        450,690
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15               860(l)        570,180

                                              ==========
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $944,505)                              1,020,870
                                              ----------
PUT SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08             (970)(l)      (461,623)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                     (390)(l)      (154,674)

                                             ==========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received                           (616,297)
                                             ----------
$624,350)

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (26.8)%                (157,120,068)
                                   ------------
NET ASSETS - 100.0%              $  586,812,570
                                 ==============

-------------------

 (a) Also cost for federal Income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $   910,975
      Gross unrealized depreciation                                     (9,397,963)
                                                                       -----------
                                                                       $(8,486,988)
                                                                       ===========

 (b) Securities, or a portion thereof, subject to financing transactions.
  (c) Variable rate security. Rates shown are the rates as of March 31, 2006.
 (d) Securities valued at fair value as determined in good faith by or under the direction of the Trustees. As of March 31, 2006, these securities had a total market value of $6,051,331 which represents 1.0% of net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              43

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

 (e) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 0.6% of its net assets, with a current market value of $3,380,157, in securities restricted as to resale.
  (f) Rates shown are the effective yields as of March 31, 2006.
 (g) Security is illiquid. As of March 31, 2006, the Portfolio held 0.4% of its net assets, with a current market value of $2,619,401 in these securities.
 (h) Securities, or a portion thereof, pledged as collateral with a value of
       $1,003,333 on 754 long U.S. Treasury Note futures contracts, 186 long
       U.S. Treasury Bond futures contracts, and 1247 short U.S. Treasury Notes futures contracts expiring June 2006.  The value of such contracts on
       March 31, 2006 was  $276,886,912 with an unrealized gain of $711
       (including commissions of $5,083).
  (i) Security is a foreign domiciled issuer which is registered with the
       Securities and Exchange Commission.
  (j) The rate shown is the effective yield on the discount notes at the time of purchase.
  (k) Securities, or a portion thereof, with a market value of $934,436 have been pledged as collateral for swap and swaption contracts.  (l) Each swaption contract is equivalent to $10,000 notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
44

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                          INTERMEDIATE BOND PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 26.3%
  Federal Home Loan Bank, Discount
    Notes
     4.12%                                         02/15/08    $ 4,500   $  4,421,038
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
     2.60%                                         08/07/06      5,955      5,905,877
     3.00%                                         04/19/07      7,820      7,652,026
     3.30%                                         09/14/07      9,420      9,184,509
     3.25%                                         11/02/07      9,000      8,733,474
     3.75%                                         02/27/09     10,025      9,617,253
     5.00%                                         10/27/14      5,500      5,341,694
  Federal National Mortgage
    Association, Subordinated Notes
     4.62%                                         05/01/13      1,960      1,861,777
  Federal National Mortgage
    Association, Unsecured Notes
     2.15%                                         04/13/06      9,875      9,867,080
     2.74%(b)                                      05/05/06      8,030      8,013,611
     1.75%                                         06/16/06      4,175      4,147,378
     2.71%                                         01/30/07      9,625      9,438,034
     3.00%                                         04/19/07      5,600      5,479,712
     4.15%                                         07/13/07     12,015     11,870,712
     3.55%                                         11/16/07      8,985      8,770,807
     3.25%                                         05/16/08      8,594      8,283,748
     5.00%                                      08/12-03/15     14,885     14,490,929
  Small Business Administration
    Participation Certificates, Series
    92-20H, Class 1
     7.40%                                         08/01/12        611        632,080
  Small Business Administration
    Participation Certificates, Series
    96-20H, Class 1
     7.25%                                         08/01/16      1,631      1,691,301
  Small Business Administration,
    Series 01-P10, Class B-1
     6.34%(b)                                      08/01/11      1,638      1,680,548
  Small Business Investment Cos.
    Pass-Through, Series 97-P10D,
    Class 1
     6.51%                                         11/10/07         93         94,256
  U.S. Treasury Bonds
     8.50%(c)(d)                                   02/15/20      2,520      3,379,557
  U.S. Treasury Notes
     4.00%(e)                                      09/30/07     26,160     25,839,121
     4.25%(e)                                      10/31/07     33,130     32,827,159
     4.38%(e)                                   12/07-11/08     29,445     29,155,550
     4.12%(e)                                      08/15/08      1,140      1,123,701

                                                                         ============
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $232,226,332)                                                     229,502,932
                                                                         ------------
MORTGAGE PASS-THROUGHS - 3.4%
  Federal Home Loan Mortgage Corp.
    ARM
     4.98%(b)                                      10/01/35     13,183     12,976,799
  Federal Home Loan Mortgage Corp.
    Gold
     5.50%                                         11/15/27      4,510      4,511,055
  Federal National Mortgage
    Association
     8.50%                                         08/01/09        113        114,346
     6.00%                                      05/16-02/17        602        610,689
     5.50%                                         01/01/20        422        419,582

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association ARM
     4.00%(b)                                      04/01/34    $ 5,999   $  5,840,178
     4.83%(b)                                      09/01/35      4,384      4,311,579

                                                                         ============
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $29,277,392)
                                                                           28,784,228
                                                                         ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.2%
  Federal National Mortgage
    Association Grantor Trust, Series
    02-T6, Class A1
     3.31%
  (Cost $1,528,159)                                02/25/32      1,646      1,517,435
                                                                         ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5%
  Bear Stearns Mortgage Trust, Series
    04-12, Class 1A1
     5.17%(b)                                      01/25/35        884        888,133
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
     5.19%(b)                                      11/25/34      5,813      5,846,271
  Bear Stearns Mortgage Trust, Series
    04-7, Class 4A
     3.20%                                         10/25/34      6,306      6,167,461
  Countrywide Alternative Loan Trust,
    Series 05-56, Class 1A1
     5.55%(b)(f)                                   11/25/35      9,159      9,285,322
  Countrywide Home Loans, Series
    04-29, Class 1A1
     5.09%(b)                                      02/25/35      3,866      3,871,119
  Federal Home Loan Mortgage Corp.,
    Series 1361, Class I
     6.00%                                         09/15/07        133        132,340
  Federal National Mortgage
    Association, Series 89-16, Class B
    (PO)
    10.00%(g)                                      03/25/19        113         94,206
  Federal National Mortgage
    Association, Series 05-109, Class
    PV
     6.00%                                         10/25/32      6,515      6,572,211
  Federal National Mortgage
    Association, Series 05-29, Class
    AT
     4.50%                                         04/25/35      3,090      3,013,646
  Federal National Mortgage
    Association, Series 05-29, Class
    WB
     4.75%                                         04/25/35      3,580      3,493,292
  Federal National Mortgage
    Association, Series 05-57, Class
    PA
     5.50%                                         05/25/27      4,228      4,227,100
  Federal National Mortgage
    Association, Series 05-62, Class
    CQ
     4.75%                                         07/25/35      3,791      3,612,179
  Federal National Mortgage
    Association, Series 05-83, Class
    LA
     5.50%                                         10/25/35      5,600      5,564,248
  GSAA Home Equity Trust, Series
    04-8, Class A3A
     5.19%(b)                                      09/25/34        904        908,663

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              45

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                            PAR
                                              MATURITY     (000)       VALUE
                                             ---------- ---------- -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  MortgageIT Trust, Series 04-1, Class
    A1
    5.21%(b)                                   11/25/34    $ 7,138   $ 7,185,000
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    5.12%(b)                                   09/25/34      3,181     3,213,647
  Structured Mortgage Loan Trust,
    Series 04-6, Class 4A1
    4.84%(b)                                   06/25/34      9,349     9,007,096
  Summit Mortgage Trust, Series 00-1,
    Class B1
    6.26%(b)(h)                                12/28/12         93        93,409
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-5, Class
    A1
    4.53%(b)                                   06/25/34     10,122     9,997,119

                                                                     ===========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $83,944,550)                                                  83,172,462
                                                                     -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 8.7%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1, Class
    A2
    6.50%                                      04/15/36      4,910     5,088,291
  Bayview Financial Acquisition Trust,
    Series 98-1, Class A1
    7.01%(h)                                   05/25/29        300       297,827
  Chase Commercial Mortgage
    Securities Corp., Series 00-3,
    Class A2
    7.32%                                      10/15/32      2,005     2,139,415
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                                      09/15/30      4,207     4,247,657
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 02-CP5,
    Class A2
    4.94%                                      12/15/35      6,185     5,990,307
  Federal Home Loan Mortgage Corp.,
    Series 2626, Class NA
    5.00%                                      06/15/23      4,490     4,439,839
  First Union National Bank
    Commercial Mortgage Trust, Series
    00-C2, Class A2
    7.20%(b)                                   10/15/32      4,430     4,730,121
  First Union National Bank
    Commercial Mortgage Trust, Series
    01-C3, Class A3
    6.42%                                      08/15/33      7,025     7,318,468
  General Electric Capital Commercial
    Mortgage Corp., Series 02-1A,
    Class A3
    6.27%                                      12/10/35      4,850     5,049,917
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97
    7.43%                                      02/21/21         50        50,151
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97-C1, Class X (IO)
    1.55%(i)                                   07/15/27     13,291       402,840
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                      08/15/36      3,945     4,128,620

                                                            PAR
                                              MATURITY     (000)       VALUE
                                             ---------- ---------- -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C2, Class A2
    7.46%                                      08/16/33    $ 4,690   $ 5,013,922
  J.P. Morgan Commercial Mortgage
    Finance Corp., Series 97-C5,
    Class E
    7.61%                                      09/15/29      4,896     5,418,167
  J.P. Morgan Mortgage Trust, Series
    06-A2, Class 5A3
    3.75%(b)                                   11/25/33      8,735     8,495,811
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    99-C2, Class A1
    7.10%                                      10/15/32      2,664     2,678,321
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C5,
    Class A1
    6.41%                                      12/15/19      4,430     4,479,954
  NationsLink Funding Corp., Series
    99-SL, Class A6
    6.61%                                      11/10/30        723       724,878
  Washington Mutual Asset Securities
    Corp., Series 05-C1A, Class A1
    4.24%(h)                                   05/25/36      5,784     5,657,277

                                                                     ===========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $78,565,028)                                                  76,351,783
                                                                     -----------
PROJECT LOANS - 0.2%
  Federal Housing Authority, USGI
    Project, Series 56
    7.46%
  (Cost $1,262,342)                            01/01/23      1,256     1,259,014
                                                                     -----------
CERTIFICATE OF DEPOSIT - 1.5%
  Barclays Bank PLC NY
    4.90%(b)                                   03/13/09     11,655    11,655,000
  SunTrust Bank, Inc.
    4.42%                                      06/15/09      1,375     1,338,150

                                                                     ===========
TOTAL CERTIFICATE OF DEPOSIT
  (Cost $13,030,000)                                                  12,993,150
                                                                     -----------
ASSET BACKED SECURITIES - 14.2%
  Amresco Independence Funding,
    Inc., Series 00-1, Class A
    5.65%(b)(h)                                01/15/27      1,634     1,633,778
  Boston Edison Co., Series 99-1,
    Class A4
    6.91%                                      09/15/09      3,295     3,342,335
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                      06/15/10      6,100     5,926,455
  Citibank Credit Card Issuance Trust,
    Series 04, Class A1
    2.55%                                      01/20/09      7,880     7,722,006
  Citibank Credit Card Issuance Trust,
    Series 04-A4, Class A4
    3.20%                                      08/24/09      8,375     8,147,451
  Countrywide Certificates, Series
    04-12, Class 2AV3
    4.95%(b)                                   10/25/35      5,008     5,009,173
  Countrywide Certificates, Series
    05-IM2, Class A1
    4.93%(b)                                   01/25/36      4,864     4,864,263

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
46

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)        VALUE
                                       ---------- ---------- --------------
ASSET BACKED SECURITIES (Continued)
  Countrywide Certificates, Series
    05-IM3, Class A1
    4.94%(b)                             03/25/36     $7,648   $  7,648,915
  Countrywide Certificates, Series
    06-IM1, Class A1
    4.91%(b)                             09/01/28      5,747      5,750,749
  DaimlerChrysler Auto Trust, Series
    04-5, Class A3
    3.18%                                09/08/08      5,979      5,925,037
  Epoch, Series 02, Class 2l
    4.95%(b)(h)                          05/30/07      4,900      4,936,750
  Green Tree Financial Corp., Series
    96-7, Class A6
    7.65%(c)                             10/15/27      1,164      1,205,054
  IFC Small Business Administration
    Loan-Backed Certificates, Series
    97-1, Class A
    5.50%(b)(h)                          01/15/24        582        581,839
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                                09/15/09      7,900      7,706,205
  MBNA Credit Card Master Notes
    Trust, Series 06-A1, Class A1
    4.90%                                07/15/11      6,575      6,525,687
  The Money Store Small Business
    Administration Loan Trust, Series
    97-2, Class A
    5.30%(b)                             02/15/29      1,762      1,705,674
  The Money Store Small Business
    Administration Loan Trust, Series
    99-1, Class A
    5.30%(b)                             07/15/25      1,971      1,958,315
  PBG Equipment Trust, Series 00-1A,
    Class A
    6.27%(h)                             01/20/12      1,008      1,008,822
  PMC Capital LP, Series 98-1, Class A
    6.50%(b)(h)                          04/01/21        949        963,906
  Residential Asset Mortgage Products,
    Inc., Series 05-NC1, Class AI1
    4.91%(b)                             12/25/35      5,756      5,756,135
  Residential Asset Mortgage Products,
    Inc., Series 05-RZ4, Class A1
    4.94%(b)                             11/25/35      6,025      6,025,810
  Structured Asset Receivables Trust,
    Series 03-2
    4.91%(b)(h)(j)                       01/21/09      5,429      5,428,920
  Structured Asset Securities Corp.,
    Series 03-AL1, Class A
    3.36%(h)                             04/25/31      2,571      2,289,206
  Student Loan Marketing Association
    Student Loan Trust, Series 05-10,
    Class A1
    4.53%(b)                             04/25/12      6,450      6,448,452
  Student Loan Marketing Association
    Student Loan Trust, Series 05-5,
    Class A1
    4.62%(b)                             01/25/18      6,717      6,714,842
  Student Loan Marketing Association
    Student Loan Trust, Series 05-8
    Class A4
    4.25%                                01/25/28      7,375      7,210,759
  SWB Loan-Backed Certificates,
    Series 99-1, Class A
    7.38%(h)                             05/15/25      1,478      1,500,173

                                                               ============
TOTAL ASSET BACKED SECURITIES
  (Cost $124,755,045)                                           123,936,711
                                                               ------------

                                                      PAR
                                        MATURITY     (000)        VALUE
                                       ---------- ---------- --------------
CORPORATE BONDS - 38.7%
Aerospace - 0.5%
  Lockheed Martin Corp., Debentures
    7.65%                                05/01/16     $1,340   $  1,535,373
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                                11/16/06      1,445      1,434,770
  Raytheon Co., Senior Notes
    6.75%                                08/15/07      1,752      1,779,424

                                                               ============
                                                                  4,749,567
                                                               ------------
Banks - 9.5%
  Banc One Corp., Senior Unsecured
    Notes
    2.62%                                06/30/08         60         56,667
  Bank of America Corp., Subordinated
    Notes
    7.20%                                04/15/06        795        795,423
    7.80%                                02/15/10      1,115      1,205,660
  Bank of America Corp., Unsecured
    Notes
    4.96%(b)                             03/24/09      6,775      6,774,709
  Bank of New York Co., Inc., Senior
    Subordinated Notes
    3.80%                                02/01/08      1,400      1,364,502
  Bank One N.A., Senior Unsecured
    Notes
    3.70%                                01/15/08      2,325      2,269,130
  BankBoston N.A., Subordinated Bank
    Notes
    6.38%                                04/15/08      2,575      2,626,917
  BankBoston N.A., Subordinated
    Notes
    7.00%                                09/15/07        450        461,187
  Barclays Bank PLC, Subordinated
    Notes
    7.38%(b)(h)                          06/29/49      1,500      1,617,069
  Citigroup, Inc., Senior Unsecured
    Notes
    5.75%                                05/10/06      2,150      2,151,550
  Citigroup, Inc., Subordinated Notes
    7.75%                                06/15/06      3,480      3,496,259
    6.38%                                11/15/08      1,710      1,757,488
  Citigroup, Inc., Unsecured Notes
    4.12%                                02/22/10      6,585      6,307,837
    4.62%                                08/03/10        860        835,106
  Depfa ACS Bank, Senior Secured
    Bonds
    4.88%(h)(k)                          10/28/15      2,800      2,765,000
  Deutsche Bank AG, Deposit Notes
    3.84%(f)                             03/15/07      1,975      1,963,347
  HBOS Treasury Services PLC,
    Unsecured Notes
    3.75%(h)                             09/30/08      1,360      1,312,070
  HSBC Bank USA, Subordinated
    Notes
    3.87%                                06/07/07      9,700      9,548,146
  The Huntington National Bank,
    Subordinated Bank Notes
    2.75%                                10/16/06        750        740,497
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.25%                                05/30/07        609        608,042
  J.P. Morgan Chase & Co.,
    Subordinated Notes
    6.25%                                02/15/11      1,500      1,545,849

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              47

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Banks (Continued)
  SunTrust Bank, Inc., Senior
    Unsecured Notes
    3.62%                                10/15/07     $1,485   $ 1,450,236
    4.00%                                10/15/08      1,100     1,066,918
  Swedish Export Credit Corp.,
    Unsecured Notes
    3.50%                                01/15/08      6,625     6,446,854
  U.S. Bank N.A., Senior Bank Notes
    2.40%                                03/12/07      4,560     4,430,040
    3.75%                                02/06/09        850       817,012
  U.S. Bank N.A., Subordinated Notes
    6.30%                                07/15/08      1,360     1,393,275
  U.S. Central Credit Union, Unsecured
    Notes
    2.75%                                05/30/08      1,915     1,819,844
  UBS Preferred Funding Trust, Inc.,
    Capital Securities
    8.62%(b)                             10/29/49        475       529,965
  USB Capital IX, Unsecured Notes
    6.19%(b)                             03/29/49        940       931,712
  Wachovia Capital Trust III, Trust
    Preferred Security
    5.80%(b)                             03/15/42      1,000       982,479
  Wachovia Corp., Subordinated Notes
    5.62%                                12/15/08      2,150     2,170,345
  Wachovia Corp., Unsecured Notes
    4.95%                                11/01/06      3,000     2,994,006
  Wells Fargo & Co., Senior Unsecured
    Notes
    5.90%                                05/21/06      1,600     1,601,466
    5.25%                                12/01/07      1,700     1,702,196
    4.20%                                01/15/10        675       648,742
  Wells Fargo & Co., Unsecured Notes
    4.62%                                08/09/10      3,150     3,056,404
    4.88%                                01/12/11        830       811,678

                                                               ===========
                                                                83,055,627
                                                               -----------
Broadcasting - 0.4%
  Cox Communications, Inc., Senior
    Unsecured Notes
    7.75%                                11/01/10        295       315,479
    7.12%                                10/01/12        900       944,157
  News America Holdings, Inc.,
    Secured Notes
    8.50%                                02/23/25        650       750,727
  News America Holdings, Inc., Senior
    Debentures
    9.50%                                07/15/24        550       690,104
  News America, Inc., Unsecured
    Notes
    5.30%                                12/15/14        410       395,486

                                                               ===========
                                                                 3,095,953
                                                               -----------
Computer Software & Services - 0.5%
  Oracle Corp., Unsecured Notes
    5.25%(h)                             01/15/16        775       743,452
  Oracle Corp./Ozark Holdings,
    Unsecured Notes
    5.00%(h)                             01/15/11      3,650     3,564,937

                                                               ===========
                                                                 4,308,389
                                                               -----------

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Energy & Utilities - 1.9%
  American Electric Power Co., Senior
    Notes
    4.71%(b)                             08/16/07     $1,205   $ 1,192,822
  Carolina Power & Light Co., First
    Mortgage Bonds
    5.25%                                12/15/15      1,415     1,368,766
  Dominion Resources, Inc., Senior
    Unsecured Notes
    3.66%                                11/15/06      2,250     2,226,641
    5.12%                                12/15/09        455       446,519
  DTE Energy Co., Senior Unsecured
    Notes
    5.63%                                08/16/07      1,475     1,477,544
  NiSource Finance Corp., Secured
    Notes
    7.88%                                11/15/10      2,400     2,605,819
  NiSource Finance Corp., Unsecured
    Notes
    5.34%(b)                             11/23/09      2,450     2,454,851
  PECO Energy Co., First Refunding
    Mortgages
    5.95%                                11/01/11      1,900     1,936,333
  Virginia Electric and Power Co.,
    Unsecured Notes
    5.73%                                11/25/08      2,514     2,523,241

                                                               ===========
                                                                16,232,536
                                                               -----------
Entertainment & Leisure - 1.0%
  Comcast Cable Communications
    Corp., Senior Notes
    8.38%                                05/01/07        340       350,464
  Comcast Cable Communications
    Corp., Senior Unsecured Notes
    5.45%                                11/15/10      4,000     3,955,544
  Comcast Cable Holdings LLC, Senior
    Debentures
    7.88%                                08/01/13        735       806,339
    8.75%                                08/01/15        965     1,129,141
  Comcast Corp., Unsecured Notes
    5.90%                                03/15/16      1,250     1,225,862
  Time Warner Cos., Inc., Senior
    Unsecured Notes
    6.75%                                04/15/11      1,110     1,151,191
  Turner Broadcasting Corp., Senior
    Notes
    8.38%                                07/01/13        300       335,474

                                                               ===========
                                                                 8,954,015
                                                               -----------
Finance - 9.7%
  Archstone-Smith Trust Corp., Senior
    Unsecured Notes
    5.00%                                08/15/07        850       845,011
  Associates Corp. N.A., Senior Notes
    6.25%                                11/01/08      2,000     2,045,608
  BAE Systems Holdings, Inc.,
    Unsecured Notes
    5.20%(h)                             08/15/15        680       642,655
  The Bear Stearns Cos., Inc.,
    Unsecured Notes
    3.25%                                03/25/09      3,500     3,307,955

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
48

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                          PAR
                                          MATURITY       (000)       VALUE
                                       -------------- ---------- -------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Berkshire Hathaway Finance Corp.,
    Senior Unsecured Notes
    3.40%                                    07/02/07    $ 2,400   $ 2,349,168
    4.12%                                    01/15/10      1,025       982,534
  Cable and Wireless Optus Finance
    Ltd., Unsecured Notes
    8.00%(h)                                 06/22/10      1,425     1,552,794
  CitiFinancial Credit Co., Unsecured
    Notes
    6.62%                                    11/15/06      2,675     2,698,551
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(b)                              07/07-01/08      8,420     8,372,909
    3.50%                                    08/15/07      3,820     3,734,661
    4.12%                                    09/01/09      1,115     1,074,339
    4.88%                                    10/21/10      4,980     4,878,234
    5.00%                                    11/15/11      8,890     8,714,120
  The Goldman Sachs Group, Inc.,
    Unsecured Notes
    5.00%                                    01/15/11      5,675     5,554,003
    4.75%                                    07/15/13      2,000     1,889,444
  Household Finance Corp., Senior
    Unsecured Notes
    5.75%                                    01/30/07        500       502,094
  HSBC Finance Corp., Senior
    Unsecured Notes
    7.20%                                    07/15/06      1,975     1,985,647
  Kinder Morgan Finance Co. ULC,
    Senior Unsecured Notes
    5.35%                                    01/05/11      1,700     1,672,890
  Lehman Brothers Holdings, Inc.,
    Unsecured Notes
    5.00%                                    01/14/11      4,500     4,408,677
  Morgan Stanley, Senior Notes
    4.91%(b)                                 03/07/08     10,265    10,261,951
  Morgan Stanley, Senior Unsecured
    Notes
    6.75%                                    04/15/11        350       368,428
  Morgan Stanley, Unsecured Notes
    5.05%                                    01/21/11      7,050     6,910,875
  Nationwide Building Society,
    Unsecured Notes
    4.25%(h)                                 02/01/10        350       335,562
  Nuveen Investments, Senior
    Unsecured Notes
    5.50%                                    09/15/15        925       887,135
  Principal Life Global Funding, Inc.,
    Unsecured Notes
    3.62%(h)                                 04/30/08      1,085     1,049,618
  Prudential Financial, Inc., Senior
    Unsecured Notes
    3.75%                                    05/01/08      1,375     1,332,911
  Prudential Funding LLC, Senior
    Unsecured Notes
    6.60%(h)                                 05/15/08        810       829,602
  PSEG Funding Trust, Inc., Capital
    Securities
    5.38%                                    11/16/07      1,450     1,445,157
  SP Powerassets Ltd., Unsecured
    Notes
    3.80%(h)                                 10/22/08      1,325     1,277,022

                                                          PAR
                                          MATURITY       (000)       VALUE
                                       -------------- ---------- -------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Washington Mutual Finance Corp.,
    Senior Unsecured Notes
    6.25%                                    05/15/06    $ 2,750   $ 2,753,715

                                                                   ===========
                                                                    84,663,270
                                                                   -----------
Insurance - 1.9%
  Allstate Financial Global Funding,
    Unsecured Notes
    5.25%(h)                                 02/01/07      1,430     1,427,586
  ASIF Global Financing, Unsecured
    Notes
    3.90%(h)                                 10/22/08        320       309,088
  CHUBB Corp., Senior Unsecured
    Notes
    4.93%                                    11/16/07      2,925     2,906,424
  MassMutual Global Funding II,
    Senior Secured Notes
    2.55%(h)                                 07/15/08      2,535     2,385,209
  MetLife, Inc., Unsecured Notes
    5.00%                                    06/15/15      1,825     1,729,934
  Metropolitan Life Global Funding,
    Inc., Unsecured Notes
    2.60%(h)                                 06/19/08      1,540     1,449,311
  New York Life Global Funding,
    Unsecured Notes
    3.88%(h)                                 01/15/09      2,945     2,836,226
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(h)                                 01/22/08        520       507,001
  WellPoint Health Network, Inc.,
    Senior Unsecured Notes
    6.38%                                    06/15/06      2,750     2,756,958

                                                                   ===========
                                                                    16,307,737
                                                                   -----------
Manufacturing - 0.2%
  Cisco Systems, Inc., Senior
    Unsecured Notes
    5.25%                                    02/22/11      1,300     1,288,906
                                                                   -----------
Medical & Medical Services - 0.6%
  UnitedHealth Group, Inc., Unsecured
    Notes
    5.25%                                    03/15/11      2,600     2,578,628
  WellPoint, Inc., Unsecured Notes
    3.50%                                    09/01/07        630       612,634
    5.00%                                    01/15/11      1,925     1,881,701

                                                                   ===========
                                                                     5,072,963
                                                                   -----------
Motor Vehicles - 0.4%
  DaimlerChrysler N.A. Holding Corp.,
    Unsecured Notes
    4.88%                                    06/15/10      2,000     1,926,860
    6.50%                                    11/15/13        475       483,107
  Johnson Controls, Inc., Unsecured
    Notes
    5.25%                                    01/15/11      1,390     1,366,882

                                                                   ===========
                                                                     3,776,849
                                                                   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              49

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Oil & Gas - 2.5%
  Anadarko Petroleum Corp., Senior
    Unsecured Notes
    3.25%                                 05/01/08     $1,600   $ 1,533,098
  ConocoPhillips, Senior Unsecured
    Notes
    8.75%                                 05/25/10      2,400     2,693,443
  EnCana Corp. (Canada), Unsecured
    Notes
    4.60%(l)                              08/15/09        175       170,550
  Gulfstream Natural Gas Systems,
    Unsecured Notes
    5.56%(h)                              11/01/15        800       785,816
  Halliburton Co., Senior Unsecured
    Notes
    5.50%                                 10/15/10      1,850     1,854,366
  Ocean Energy, Inc., Senior
    Unsecured Notes
    4.38%                                 10/01/07      1,660     1,636,163
  Oneok, Inc., Senior Unsecured Notes
    5.51%                                 02/16/08      2,410     2,406,298
  Texas Eastern Transmission LLP,
    Senior Unsecured Notes
    5.25%                                 07/15/07      1,590     1,584,228
  Tosco Corp., Senior Notes
    7.62%                                 05/15/06      2,525     2,531,888
  Tosco Corp., Senior Unsecured
    Notes
    7.25%                                 01/01/07        805       814,663
  Union Pacific Resources, Inc.,
    Debentures
    7.38%                                 05/15/06      5,845     5,859,671

                                                                ===========
                                                                 21,870,184
                                                                -----------
Pharmaceuticals - 0.7%
  Merck & Co., Inc., Unsecured Notes
    2.50%                                 03/30/07      1,640     1,595,569
  Schering-Plough Corp., Senior Notes
    5.55%(b)                              12/01/13        795       786,551
  Wyeth, Unsecured Notes
    5.50%                                 02/15/16      3,965     3,893,789

                                                                ===========
                                                                  6,275,909
                                                                -----------
Real Estate - 0.7%
  Avalonbay Communities, Inc., Senior
    Unsecured Notes
    5.00%                                 08/01/07      1,380     1,373,486
  EOP Operating LP, Unsecured Notes
    4.65%                                 10/01/10        765       733,314
  ERP Operating LP, Senior Notes
    7.12%                                 10/15/17        725       796,084
  ProLogis, Unsecured Notes
    5.25%(h)                              11/15/10      1,590     1,564,282
  The Rouse Co., Unsecured Notes
    3.62%                                 03/15/09        600       557,786
    5.38%                                 11/26/13      1,405     1,309,528

                                                                ===========
                                                                  6,334,480
                                                                -----------
Retail Merchandising - 0.2%
  Federated Department Stores, Inc.,
    Senior Unsecured Notes
    6.62%                                 09/01/08        820        842,437

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Retail Merchandising (Continued)
  May Department Stores Co.,
    Debentures
    7.45%                                 10/15/16     $  860   $   935,252

                                                                ===========
                                                                  1,777,689
                                                                -----------
Telecommunications - 2.5%
  AT&T Broadband Corp., Unsecured
    Notes
    8.38%                                 03/15/13      1,235     1,388,941
  BellSouth Corp., Unsecured Notes
    4.26%(b)(h)                           04/26/06      2,750     2,748,372
  Continental Cablevision, Inc., Senior
    Notes
    8.30%                                 05/15/06      1,050     1,053,231
  Lenfest Communications, Inc., Senior
    Notes
    7.62%                                 02/15/08      1,815     1,877,106
  SBC Communications, Inc., Senior
    Unsecured Notes
    5.88%                                 02/01/12        130       130,769
  SBC Communications, Inc.,
    Unsecured Notes
    4.39%(h)                              06/05/06      1,900     1,897,283
  Sprint Capital Corp., Senior
    Unsecured Notes
    7.62%                                 01/30/11      1,125     1,216,683
  Verizon New Jersey, Inc., Senior
    Debentures
    5.88%                                 01/17/12      5,015     4,959,384
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured Notes
    3.95%(l)                              01/30/08      2,595     2,531,947
  Vodafone Group PLC (United
    Kingdom), Unsecured Notes
    5.05%(b)(l)                           12/28/07      3,455     3,456,068
    5.00%(l)                              09/15/15        110       102,588

                                                                ===========
                                                                 21,362,372
                                                                -----------
Transportation - 0.2%
  Union Pacific Corp., Unsecured
    Notes
    7.25%                                 11/01/08      1,750     1,833,095
                                                                -----------
Yankee - 5.3%
  Canadian National Railway Co.
    (Canada), Senior Unsecured Notes
    4.25%(l)                              08/01/09      2,075     2,007,563
  Deutsche Telekom International
    Finance BV (Netherlands), Senior
    Notes
    5.75%(l)                              03/23/16      1,500     1,465,330
  Eksportfinans ASA (Norway),
    Unsecured Notes
    4.38%(l)                              07/15/09      6,550     6,394,568
  EnCana Holdings Finance Corp.
    (Canada), Senior Unsecured Notes
    5.80%(l)                              05/01/14      1,630     1,645,240
  KFW Bankengruppe (Germany),
    Senior Unsecured Notes
    3.25%(l)                              09/21/07      3,400     3,316,136

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
50

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)        VALUE
                                       ---------- ---------- --------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Landeskreditbank
    Baden-Wurttemberg-Forderbank
    (Germany), Unsecured Notes
    3.42%(l)                             07/27/06    $19,090   $ 18,988,441
  National Westminster Bank (United
    Kingdom), Subordinated Notes
    7.75%(b)(l)                          04/29/49      1,550      1,599,614
  Nationwide Building Society (United
    Kingdom), Unsecured Notes
    2.62%(h)(l)                          01/30/07      2,045      2,002,855
  Scottish Power PLC (United
    Kingdom), Unsecured Notes
    4.90%(l)                             03/15/10      2,300      2,245,557
  Telecom Italia Capital (Luxembourg),
    Senior Unsecured Notes
    5.25%(l)                             11/15/13        665        630,091
  Telefonica Europe BV (Netherlands),
    Senior Unsecured Notes
    7.75%(l)                             09/15/10        510        548,737
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
    5.80%(l)                             08/01/06        650        650,768
    6.38%(l)                             10/15/11      2,660      2,732,804
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured Notes
    7.75%(l)                             02/15/10      1,845      1,977,141

                                                               ============
                                                                 46,204,845
                                                               ------------
TOTAL CORPORATE BONDS
  (Cost $342,947,909)                                           337,164,386
                                                               ------------
TAXABLE MUNICIPAL BONDS - 1.3%
  Elmhurst Illinois Sales Tax Revenue
    Bonds, Series 98
    5.62%                                05/15/10        250        250,125
  New York Sales Tax Asset
    Receivable Corp. Revenue Bonds,
    Series 04, Class B
    3.83%                                10/15/09      1,280      1,221,747
  Oregon School Board Taxable
    Pension Deferred Interest Bonds,
    Series 03, Class A
    1.00%                                06/30/07      2,700      2,533,680
  Port Authority of New York & New
    Jersey Revenue Notes, Series 04,
    Class XX
    3.30%                                09/15/07      4,200      4,089,666
  Texas Public Finance Authority
    Taxable Revenue Bonds, Series 03
    3.12%                                06/15/07      2,020      1,972,873
  Wisconsin General Revenue Bonds,
    Series 03, Class A
    4.80%                                05/01/13      1,910      1,846,550

                                                               ============
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $12,065,629)                                             11,914,641
                                                               ------------

                             NUMBER
                           OF SHARES      VALUE
                          ----------- -------------
SHORT TERM INVESTMENTS - 0.5%
  Galileo Money Market Fund
  (Cost $4,716,279)         4,716,279    $4,716,279
                                         ----------

TOTAL MARKET VALUE OF
SECURITIES
  BEFORE INVESTMENT IN
  AFFILIATE - 104.5%
  (Cost $924,318,665)     911,313,021
                          -----------

INVESTMENT IN AFFILIATE - 0.4%
  Institutional Money
Market Trust
  (Cost $2,912,000)         2,912,000     2,912,000
                                          ---------

TOTAL INVESTMENTS IN SECURITIES -
104.9%
  (Cost $927,230,665(a))  914,225,021
                          -----------

                              NUMBER OF
                              CONTRACTS
                          -----------------
CALL OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Note
    futures, Strike Price
$111, Expires
    05/26/06                         (83)        (1,297)
  September 10 year U.S.
Treasury
    Note futures, Strike
Price $110,
    Expires 08/25/06                 (73)       (12,547)

                                                =======
TOTAL CALL OPTIONS WRITTEN
  (Premiums received                            (13,844)
                                                -------
$75,579)
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16               1,210(m)     445,280
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15               1,160(m)     689,040

                                                =======
TOTAL CALL SWAPTIONS PURCHASED
  (Cost $1,316,095)                           1,134,320
                                              ---------
CALL SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08              (1,220)(m)   (296,460)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                      (1,250)(m)   (595,625)

                                              =========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received                           (892,085)
                                              ---------
$1,175,640)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              51

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERMEDIATE BOND PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                              NUMBER OF
                              CONTRACTS          VALUE
                          ----------------- ---------------
PUT OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
$107, Expires
    05/26/06                         (83)     $    (88,188)
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06                 (73)          (73,000)

                                              ============
TOTAL PUT OPTIONS WRITTEN
  (Premiums received                              (161,188)
                                              ------------
$81,141)
PUT SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16               1,210(m)        657,030
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15               1,160(m)        769,080

                                              ============
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $1,316,095)                              1,426,110
                                              ------------
PUT SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08             (1,220)(m)       (580,598)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                     (1,250)(m)       (495,750)

                                              ============
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received                            (1,076,348)
                                              ------------
$1,175,640)

OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (0.3)%                   (2,912,000)
                                                ----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (4.6)%                             (39,896,269)
                                               -----------
NET ASSETS - 100.0%                          $ 871,833,717
                                             =============

-------------------

 (a) Cost for federal Income tax purposes is $927,258,629. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $  1,147,451
      Gross unrealized depreciation                                       (14,181,059)
                                                                         ------------
                                                                         $(13,033,608)
                                                                         ============

 (b) Variable rate security. Rates shown are the rates as of March 31, 2006.
  (c) Securities, or a portion thereof, pledged as collateral with a value of
       $1,344,152 on 1,661 long U.S. Treasury Notes futures contracts, 326 long
       Treasury Bonds futures contracts and 993 short U.S. Treasury Notes futures contracts expiring June 2006. The value of such contracts on
       March 31, 2006 was  $330,431,586 with an unrealized loss of $1,788,798
       (including commissions of $5,959).
 (d) Securities, or a portion thereof, with a market value of $804,656 have been pledged as collateral for swap and swaption contracts.  (e) Securities, or a portion thereof, subject to financing transactions.
  (f) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, these securities had a total market value of $11,248,669 which represents 1.3% of net assets.
 (g) Interest rate of underlying collateral.

 (h) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 6.7% of its net assets, with a current market value of $57,994,717, in securities restricted as to resale.
     (i) Rates shown are the effective yields as of March 31, 2006.
  (j) Security is illiquid. As of March 31, 2006, the Portfolio held 0.6% of its net assets, with a current market value of $5,428,920 in these securities.
     (k) Total or partial securities on loan.
  (l) Security is a foreign domiciled issuer which is registered with the
       Securities and Exchange Commission.
 (m) Each swaption contract is equivalent to $10,000 notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
52

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                        INTERMEDIATE PLUS BOND PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                             NUMBER
                           OF SHARES     VALUE
                          ----------- ----------
PREFERRED STOCKS - 0.1%
  Raytheon Co. Trust I
  7.00%
  (Cost $42,375)                  800    $40,400
                                         -------

                                      PAR
                       MATURITY      (000)
                    -------------- --------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 21.7%
  Federal Home Loan Mortgage
Corp.,
  Unsecured Notes
      3.01%               04/19/07   $  275     269,120
      5.00%               10/27/14      100      97,122
  Federal National Mortgage
  Association, Unsecured Notes
      2.15%               04/13/06      300     299,759
      2.74%(b)            05/05/06      225     224,541
      1.75%               06/16/06      125     124,173
      2.71%               01/30/07      250     245,144
  Small Business Administration
  Participation Certificates,
Series
  96-20E, Class 1
      7.60%               05/01/16       96      99,973
  Small Business Administration,
  Series 03-P10A
      4.52%               02/10/13      146     138,743
  U.S. Treasury Notes
      3.62%(c)            04/30/07    1,050   1,036,383
      4.00%(c)         08/07-09/07    1,280   1,264,458
      4.25%               10/31/07       35      34,680
      4.38%(c)         12/07-11/08    2,645   2,623,151
      3.38%               02/15/08       60      58,439
      4.12%(c)            08/15/08      175     172,498

                                              =========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $6,748,770)                           6,688,184
                                              ---------
MORTGAGE PASS-THROUGHS - 42.5%
  Federal Home Loan Mortgage Corp.
  ARM
      3.31%(b)            07/01/34      235     231,136
  Federal Home Loan Mortgage Corp.
  Gold
      4.50%            03/10-08/20      492     471,190
      5.00%            06/20-09/35    2,631   2,557,941
      5.50%               11/15/27      160     160,075
  Federal Home Loan Mortgage Corp.
  Gold ARM
      3.99%(b)            03/01/34      123     119,559
  Federal Home Loan Mortgage Corp.
  Gold TBA
      4.50%               04/01/21      300     286,312
  Federal National Mortgage
  Association
      6.00%            08/16-02/34      386     386,321
      5.00%            01/18-04/36    3,005   2,888,026
      4.50%            03/21-04/36      998     943,929
      5.50%            04/21-04/36    4,065   4,002,985

                                                          PAR
                                              MATURITY   (000)      VALUE
                                             ---------- ------- -------------
MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association ARM
    4.12%(b)                                   10/01/33    $277   $   270,607
    4.29%(b)                                   12/01/33     184       180,000
    4.28%(b)                                   01/01/34     242       236,898
    4.00%(b)                                   04/01/34     371       360,910

                                                                  ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $13,291,446)                                               13,095,889
                                                                  -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.4%
  Federal Home Loan Mortgage Corp.,
    Series 05, Class B1
    4.50%                                      05/01/20      92        87,486
  Structured Asset Securities Corp.,
    Series 96-CFL, Class X1 (IO)
    2.05%(d)                                   02/25/28     351        15,828

                                                                  ===========
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $115,456)                                                     103,314
                                                                  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.2%
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
    5.19%(b)                                   11/25/34     165       165,717
  Countrywide Alternative Loan Trust,
    Series 05-56, Class 1A1
    5.55%(b)(e)                                11/25/35     284       287,686
  Countrywide Home Loans, Series
    04-29, Class 1A1
    5.09%(b)                                   02/25/35      94        93,845
  Federal Home Loan Mortgage Corp.,
    Series 2927, Class BA
    5.50%                                      10/15/33     108       107,448
  Federal Home Loan Mortgage Corp.,
    Series 2949, Class PA
    5.50%                                      03/15/34     216       215,169
  Federal Home Loan Mortgage Corp.,
    Series 2979, Class BC
    5.00%                                      04/15/20     190       182,779
  Federal Home Loan Mortgage Corp.,
    Series 2996, Class MK
    5.50%                                      06/15/35      96        94,976
  Federal National Mortgage
    Association, Series 04-25, Class
    PA
    5.50%                                      10/25/30     181       180,727
  Federal National Mortgage
    Association, Series 04-36, Class
    BS
    5.50%                                      11/25/30     148       147,362
  Federal National Mortgage
    Association, Series 05-48, Class
    AR
    5.50%                                      02/25/35     105       104,097
  Federal National Mortgage
    Association, Series 363, Class 2
    (IO)
    5.50%(d)                                   11/01/35     292        77,868

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              53

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                             PAR
                                               MATURITY     (000)       VALUE
                                              ---------- ---------- ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal National Mortgage
    Association, Series 367, Class 2
    (IO)
    5.50%(d)                                    01/25/36     $  298   $   79,005
  MortgageIT Trust, Series 04-1, Class
    A1
    5.21%(b)                                    11/25/34        235      236,155
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
    5.12%(b)                                    09/25/34         71       71,780
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-5, Class
    A1
    4.53%(b)                                    06/25/34        182      179,948

                                                                      ==========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $2,250,769)                                                    2,224,562
                                                                      ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 14.0%
  Banc of America Commercial
    Mortgage, Inc., Series 02-2, Class
    A3
    5.12%(f)                                    07/11/43        130      128,085
  Banc of America Commercial
    Mortgage, Inc., Series 02-PB2,
    Class A4
    6.19%                                       06/11/35        180      186,162
  Banc of America Commercial
    Mortgage, Inc., Series 05-4, Class
    A5A
    4.93%                                       07/10/45        160      152,544
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 00-WF2,
    Class A2
    7.32%                                       10/15/32        110      117,415
  Bear Stearns Commericial Mortgage
    Securities, Inc., Series 05-PWR7,
    Class A2
    4.94%                                       02/11/41        140      135,603
  Chase Commercial Mortgage
    Securities Corp., Series 97-1,
    Class X (IO)
    1.36%(d)                                    04/19/15      1,877       30,871
  Chase Commercial Mortgage
    Securities Corp., Series 00-3,
    Class A2
    7.32%                                       10/15/32         55       58,687
  Chase Manhattan Bank-First Union
    National Bank, Series 99-1, Class
    A2
    7.44%                                       08/15/31        185      195,736
  Citigroup Commercial Mortgage
    Trust, Series 05-EMG, Class A2
    4.22%(g)                                    09/20/49        150      143,683
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 97-C1,
    Class AX (IO)
    1.70%(d)(g)                                 06/20/29      2,226       59,899
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 97-C2,
    Class AX (IO)
    1.34%(d)                                    01/17/35        668       11,415
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 00-C1,
    Class A1
    7.32%                                       04/15/42        126      129,416

                                                             PAR
                                               MATURITY     (000)       VALUE
                                              ---------- ---------- ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 01-CP4,
    Class D
    6.61%                                       12/15/35     $  185   $  193,968
  Donaldson, Lufkin and Jenrette, Inc.,
    Commerical Mortgage Corp.,
    Series 98-CF1, Class A1B
    6.41%                                       02/18/31        183      185,542
  Donaldson, Lufkin and Jenrette, Inc.,
    Commerical Mortgage Corp.,
    Series 00-CKP1, Class A1B
    7.18%                                       11/10/33        100      106,461
  First Union National Bank
    Commercial Mortgage Trust, Series
    01-C3, Class A3
    6.42%                                       08/15/33        250      260,444
  First Union National Bank
    Commercial Mortgage Trust, Series
    02-C1 Class A2
    6.14%                                       02/12/34        175      180,792
  General Electric Capital Commercial
    Mortgage Corp., Series 00-1, Class
    A2
    6.50%                                       01/15/33        125      130,055
  General Electric Capital Commercial
    Mortgage Corp., Series 02-1A,
    Class A3
    6.27%                                       12/10/35        170      177,007
  General Electric Capital Commercial
    Mortgage Corp., Series 02-2A,
    Class A3
    5.35%                                       08/11/36        190      189,024
  General Electric Capital Commercial
    Mortgage Corp., Series 05-C1,
    Class A3
    4.58%                                       06/10/48        130      125,018
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97-C1, Class X (IO)
    1.55%(d)                                    07/15/27      1,460       44,250
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C2, Class A2
    6.94%                                       09/15/33        100      104,088
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C2, Class A2
    7.46%                                       08/16/33        115      122,943
  Goldman Sachs Mortgage Securities
    Corp. II, Series 06-GG6, Class A4
    5.55%                                       04/10/38         70       69,861
  J.P. Morgan Mortgage Trust, Series
    06-A2, Class 5A3
    3.75%(b)                                    11/25/33        310      301,511
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C3,
    Class A2
    7.95%                                       05/15/25        140      151,611
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 01-C2,
    Class A2
    6.65%                                       11/15/27        150      157,737
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 03-C7,
    Class A3
    4.56%(b)                                    09/15/27        110      106,244

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
54

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 05-C1,
    Class A3
    4.54%                                 02/15/30     $  150   $  143,274
  Morgan Stanley Capital, Inc., Series
    97-HF1, Class X
    1.76%(g)                              07/15/29        284        2,513
  Washington Mutual Asset Securities
    Corp., Series 05-C1A, Class A1
    4.24%(g)                              05/25/36        212      207,203

                                                                ==========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $4,475,884)                                              4,309,062
                                                                ----------
CERTIFICATE OF DEPOSIT - 1.3%
  Barclays Bank PLC NY
    4.90%(b)
  (Cost $410,000)                         03/13/09        410      410,000
                                                                ----------
ASSET BACKED SECURITIES - 14.7%
  Ace Securities Corp., Series 06-HE1,
    Class A2A
    4.90%(b)                              02/25/36        212      211,523
  Capital Auto Receivables Asset Trust,
    Series 04-2, Class A4
    3.75%                                 07/15/09        225      218,931
  Chase Credit Card Master Trust,
    Series 01-6, Class A
    4.88%(b)                              03/16/09        250      250,219
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                 06/15/10        175      170,021
  Citibank Credit Card Issuance Trust,
    Series 03-A3, Class A3
    3.10%                                 03/10/10        125      120,234
  Citibank Credit Card Issuance Trust,
    Series 04, Class A1
    2.55%                                 01/20/09        225      220,489
  Countrywide Certificates, Series
    05-BC5, Class 3A1
    4.92%(b)                              10/25/27        177      177,320
  Countrywide Certificates, Series
    05-IM2, Class A1
    4.93%(b)                              01/25/36        165      164,580
  Countrywide Certificates, Series
    05-IM3, Class A1
    4.94%(b)                              03/25/36        269      269,170
  Countrywide Certificates, Series
    06-IM1, Class A1
    4.91%(b)                              09/01/28        210      210,393
  DaimlerChrysler Auto Trust, Series
    05-B, Class A3
    4.04%                                 09/08/09        225      221,864
  Green Tree Financial Corp., Series
    99-2, Class A3
    6.08%                                 12/01/30         33       33,410
  Honda Auto Receivables Owner
    Trust, Series 05-4, Class A3
    4.51%                                 05/21/09        225      222,845
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                                 09/15/09        175      170,707
  MBNA Credit Card Master Notes
    Trust, Series 06-A1, Class A1
    4.90%                                 07/15/11        225      223,312

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
ASSET BACKED SECURITIES (Continued)
  Morgan Stanley Home Equity Loans,
    Series 06-2, Class A1
    4.77%(b)                              01/25/36     $  225   $  225,000
  Nissan Auto Receivables Owner
    Trust, Series 05-C, Class A3
    4.19%                                 07/15/09        250      246,243
  Residential Asset Mortgage Products,
    Inc., Series 05-RS8, Class A1
    4.93%(b)                              05/25/25        181      180,901
  Residential Asset Mortgage Products,
    Inc., Series 05-RZ4, Class A1
    4.94%(b)                              11/25/35        213      212,676
  Soundview Home Equity Loan Trust,
    Series 06-2, Class A1
    4.91%                                 04/25/36        225      225,000
  Standard Credit Card Master Trust,
    Inc., Series 94-2, Class A
    7.25%                                 04/07/06        235      235,054
  Student Loan Marketing Association
    Student Loan Trust, Series 04-9,
    Class A2
    4.64%(b)                              10/25/12        122      121,790
  Student Loan Marketing Association
    Student Loan Trust, Series 05-6,
    Class A5B
    4.63%(b)                              07/27/26        175      175,097

                                                                ==========
TOTAL ASSET BACKED SECURITIES
  (Cost $4,538,996)                                              4,506,779
                                                                ----------
CORPORATE BONDS - 23.5%
Aerospace - 0.3%
  BE Aerospace, Inc., Senior Notes
    8.50%                                 10/01/10          5        5,332
  Lockheed Martin Tactical Systems,
    Inc., Senior Debentures
    7.00%                                 09/15/23         30       33,181
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                                 11/16/06         35       34,752
  Raytheon Co., Senior Unsecured
    Notes
    4.50%                                 11/15/07          7        6,905

                                                                ==========
                                                                    80,170
                                                                ----------
Banks - 5.0%
  Bank of America Corp., Senior
    Unsecured Notes
    4.50%                                 08/01/10         25       24,245
  Bank of America Corp., Subordinated
    Notes
    7.80%                                 02/15/10          5        5,406
  Bank of America Corp., Unsecured
    Notes
    4.96%(b)                              03/24/09        250      249,989
  Bank of New York Co., Inc., Senior
    Notes
    3.75%                                 02/15/08         25       24,355
  Citigroup, Inc., Senior Unsecured
    Notes
    6.20%                                 03/15/09         35       35,853
  Citigroup, Inc., Subordinated Notes
    6.38%                                 11/15/08         30       30,833
  Citigroup, Inc., Unsecured Notes
    4.12%                                 02/22/10        260      249,057

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              55

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Depfa ACS Bank, Senior Notes
     3.62%                               10/29/08     $   50   $   48,209
  HBOS Treasury Services PLC,
    Unsecured Notes
     3.50%(g)                            11/30/07         30       29,199
  HSBC Bank USA, Subordinated
    Notes
     3.87%                               06/07/07        225      221,478
  J.P. Morgan Chase & Co.,
    Subordinated Notes
     7.12%                               06/15/09         25       26,207
  SunTrust Bank, Inc., Senior
    Unsecured Notes
     3.62%                               10/15/07         70       68,361
     4.00%                               10/15/08         40       38,797
  Swedish Export Credit Corp.,
    Unsecured Notes
     3.50%                               01/15/08         75       72,983
  U.S. Bancorp, Senior Unsecured
    Notes
     3.95%                               08/23/07        115      113,058
  UBS Preferred Funding Trust, Inc.,
    Capital Securities
     8.62%(b)                            10/29/49         10       11,157
  USB Capital IX, Unsecured Notes
     6.19%(b)                            03/29/49         40       39,647
  Wachovia Capital Trust III, Trust
    Preferred Security
     5.80%(b)                            03/15/42         40       39,299
  Wells Fargo & Co., Senior Unsecured
    Notes
     5.90%                               05/21/06        100      100,092
  Wells Fargo & Co., Unsecured Notes
     4.62%                               08/09/10        100       97,029

                                                               ==========
                                                                1,525,254
                                                               ----------
Broadcasting - 0.5%
  Charter Communications Holdings
    LLC, Unsecured Notes
    10.25%                               09/15/10         45       44,325
  Cox Communications, Inc., Senior
    Unsecured Notes
     7.12%                               10/01/12         25       26,227
  DirecTV Holdings LLC, Senior
    Unsecured Notes
     6.38%                               06/15/15         10        9,875
  News America Holdings, Inc.,
    Secured Notes
     8.50%                               02/23/25         25       28,874
  News America Holdings, Inc., Senior
    Debentures
     9.50%                               07/15/24         15       18,821
  News America, Inc., Unsecured
    Notes
     5.30%                               12/15/14         20       19,292

                                                               ==========
                                                                  147,414
                                                               ----------
Chemicals - 0.0%
  BCP Crystal U.S. Holdings Corp.,
    Senior Subordinated Notes
     9.62%                               06/15/14          5        5,538
                                                               ----------

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Computer Software & Services - 0.4%
  Oracle Corp./Ozark Holdings,
    Unsecured Notes
     5.00%(g)                            01/15/11     $  125   $  122,087
  Sungard Data Systems, Inc., Senior
    Unsecured Notes
     9.12%(g)                            08/15/13          5        5,287

                                                               ==========
                                                                  127,374
                                                               ----------
Construction - 0.0%
  International Steel Group, Inc.,
    Senior Unsecured Notes
     6.50%                               04/15/14         15       14,887
                                                               ----------
Electronics - 0.0%
  L-3 Communications Corp., Senior
    Subordinated Notes
     6.38%                               10/15/15          5        4,925
                                                               ----------
Energy & Utilities - 0.7%
  AES Corp., Senior Secured Notes
     8.75%(g)                            05/15/13         10       10,738
  Carolina Power & Light Co., First
    Mortgage Bonds
     5.25%                               12/15/15         40       38,693
  Dominion Resources, Inc., Senior
    Unsecured Notes
     7.20%                               09/15/14         40       43,068
  Midwest Generation LLC,
    Pass-Through Certificates
     8.56%                               01/02/16         22       24,141
  Midwest Generation LLC, Senior
    Secured Notes
     8.75%                               05/01/34         10       10,825
  NiSource Finance Corp., Unsecured
    Notes
     5.34%(b)                            11/23/09         75       75,148
  Northwestern Corp., Notes
     5.88%                               11/01/14          5        4,925
  Reliant Energy, Inc., Senior Secured
    Notes
     6.75%                               12/15/14         15       13,350

                                                               ==========
                                                                  220,888
                                                               ----------
Entertainment & Leisure - 0.5%
  Comcast Cable Communications,
    Inc., Senior Unsecured Notes
     6.75%                               01/30/11         35       36,383
  Comcast Cable Holdings LLC, Senior
    Debentures
     7.88%                               08/01/13          5        5,485
  Comcast Corp., Unsecured Notes
     5.90%                               03/15/16         50       49,034
  MGM Mirage, Inc., Senior Notes
     6.00%                               10/01/09         20       19,700
  Mohegan Tribal Gaming Authority,
    Senior Unsecured Notes
     6.12%                               02/15/13         10        9,825
  Seneca Gaming Corp., Senior
    Unsecured Notes
     7.25%                               05/01/12         15       15,150

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
56

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
  Time Warner Cos., Inc., Senior
    Unsecured Notes
    6.75%                                04/15/11     $   10   $   10,371
  Turner Broadcasting Corp., Senior
    Notes
    8.38%                                07/01/13         15       16,774

                                                               ==========
                                                                  162,722
                                                               ----------
Finance - 6.6%
  BAE Systems Holdings, Inc.,
    Unsecured Notes
    5.20%(g)                             08/15/15         40       37,803
  The Bear Stearns Cos., Inc.,
    Unsecured Notes
    3.25%                                03/25/09         50       47,256
  Berkshire Hathaway Finance Corp.,
    Senior Unsecured Notes
    4.12%                                01/15/10         80       76,685
  General Electric Capital Corp.,
    Unsecured Notes
    3.50%                                08/15/07         50       48,883
    3.45%(b)                             01/15/08        370      368,538
    4.12%                                09/01/09         30       28,906
    3.75%                                12/15/09         65       61,502
    4.88%                                10/21/10        175      171,424
    5.00%                                11/15/11        170      166,637
  The Goldman Sachs Group, Inc.,
    Unsecured Notes
    5.00%                                01/15/11        200      195,736
  Household Finance Corp., Senior
    Notes
    6.45%                                02/01/09         20       20,460
  Kinder Morgan Finance, Secured
    Notes
    5.35%                                01/05/11         50       49,203
  Lehman Brothers Holdings, Inc.,
    Unsecured Notes
    5.00%                                01/14/11        120      117,565
  Morgan Stanley, Senior Notes
    4.91%(b)                             03/07/08        360      359,893
  Morgan Stanley, Unsecured Notes
    5.05%                                01/21/11        150      147,040
  Nationwide Building Society, Senior
    Unsecured Notes
    3.50%(g)                             07/31/07         50       48,915
  Principal Life Global Funding, Inc.,
    Unsecured Notes
    3.62%(g)                             04/30/08         20       19,348
  Prudential Funding LLC, Senior
    Unsecured Notes
    6.60%(g)                             05/15/08         25       25,605
  PSEG Funding Trust, Inc., Capital
    Securities
    5.38%                                11/16/07         50       49,833

                                                               ==========
                                                                2,041,232
                                                               ----------
Food & Agriculture - 0.1%
  Smithfield Foods, Inc., Senior
    Unsecured Notes
    7.00%                                08/01/11         25       24,875
                                                               ----------

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Industrial - 0.1%
  Osprey Trust/Osprey, Inc., Senior
    Secured Notes
    7.80%(g)(h)                          01/15/49     $   50   $   27,000
                                                               ----------
Insurance - 1.1%
  Allstate Financial Global Funding,
    Unsecured Notes
    5.25%(g)                             02/01/07         25       24,958
  ASIF Global Financing, Unsecured
    Notes
    3.90%(g)                             10/22/08         45       43,466
  CHUBB Corp., Senior Unsecured
    Notes
    4.93%                                11/16/07         75       74,524
  MassMutual Global Funding II,
    Senior Secured Notes
    2.55%(g)                             07/15/08         35       32,932
  MetLife, Inc., Unsecured Notes
    5.00%                                06/15/15         50       47,395
  New York Life Global Funding,
    Unsecured Notes
    3.88%(g)                             01/15/09         45       43,338
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(g)                             01/22/08         45       43,875
  WellPoint Health Network, Inc.,
    Senior Unsecured Notes
    6.38%                                06/15/06         25       25,063

                                                               ==========
                                                                  335,551
                                                               ----------
Manufacturing - 0.1%
  Briggs & Stratton Corp., Senior
    Unsecured Notes
    8.88%                                03/15/11         20       22,150
                                                               ----------
Medical & Medical Services - 0.4%
  Bio-Rad Laboratories, Inc., Senior
    Subordinated Notes
    6.12%                                12/15/14         10        9,600
  UnitedHealth Group, Inc., Unsecured
    Notes
    5.25%                                03/15/11         75       74,384
  WellPoint, Inc., Unsecured Notes
    5.00%                                01/15/11         50       48,875

                                                               ==========
                                                                  132,859
                                                               ----------
Metal & Mining - 0.0%
  Massey Energy Co., Senior
    Unsecured Notes
    6.88%(g)                             12/15/13         15       14,700
                                                               ----------
Motor Vehicles - 0.3%
  Arvinmeritor, Inc., Senior Notes
    6.80%                                02/15/09          2        2,000
  DaimlerChrysler N.A. Holding Corp.,
    Notes
    4.75%                                01/15/08         25       24,644
  Johnson Controls, Inc., Unsecured
    Notes
    5.25%                                01/15/11         50       49,168

                                                               ==========
                                                                   75,812
                                                               ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              57

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)      VALUE
                                        ---------- ---------- -----------
CORPORATE BONDS (Continued)
Oil & Gas - 0.9%
  Anadarko Petroleum Corp., Senior
    Unsecured Notes
     3.25%                                05/01/08     $   50    $ 47,909
  ANR Pipeline Co., Senior Debentures
     9.62%                                11/01/21          5       6,137
     7.38%                                02/15/24          5       5,162
  Chesapeake Energy Corp., Senior
    Notes
     7.50%                                06/15/14         10      10,475
  Chesapeake Energy Corp., Senior
    Unsecured Notes
     6.25%                                01/15/18         20      19,650
     6.88%(g)                             11/15/20          5       5,037
  Colorado Interstate Gas Co., Senior
    Unsecured Notes
     6.80%(g)                             11/15/15          5       5,087
  Dynegy Holdings, Inc., Secured
    Notes
    10.12%(g)                             07/15/13         15      17,186
  EnCana Corp. (Canada), Bonds
     6.30%(i)                             11/01/11         25      25,910
  Halliburton Co., Senior Unsecured
    Notes
     5.50%                                10/15/10         25      25,059
  KCS Energy, Inc., Senior Unsecured
    Notes
     7.12%                                04/01/12          5       5,012
  Northwest Pipeline Corp., Senior
    Unsecured Notes
     8.12%                                03/01/10         15      15,825
  Oneok, Inc., Senior Unsecured Notes
     5.51%                                02/16/08         75      74,885
  Transcontinental Gas Pipeline Corp.,
    Senior Notes
     8.88%                                07/15/12          5       5,738
  The Williams Cos., Inc., Senior
    Unsecured Notes
     7.12%                                09/01/11         10      10,288

                                                                 ========
                                                                  279,360
                                                                 --------
Pharmaceuticals - 0.5%
  Merck & Co., Inc., Senior Unsecured
    Notes
     5.25%                                07/01/06         25      24,997
  Merck & Co., Inc., Unsecured Notes
     2.50%                                03/30/07         25      24,323
  Wyeth, Unsecured Notes
     5.50%                                02/15/16        100      98,204

                                                                 ========
                                                                  147,524
                                                                 --------
Railroad & Shipping - 0.0%
  Burlington Northern Santa Fe Corp.,
    Debentures
     7.29%                                06/01/36         10      11,594
                                                                 --------
Real Estate - 0.5%
  American Real Estate Partners LP,
    Senior Unsecured Notes
     8.12%                                06/01/12          5       5,150
  ERP Operating LP, Unsecured Notes
     5.25%                                09/15/14         30      29,079
  ProLogis, Unsecured Notes
     5.25%(g)                             11/15/10         55      54,110

                                                       PAR
                                         MATURITY     (000)      VALUE
                                        ---------- ---------- -----------
CORPORATE BONDS (Continued)
Real Estate (Continued)
  The Rouse Co., Unsecured Notes
     3.62%                                03/15/09     $   40    $ 37,186
     5.38%                                11/26/13         40      37,282

                                                                 ========
                                                                  162,807
                                                                 --------
Retail Merchandising - 0.1%
  Federated Department Stores, Inc.,
    Senior Unsecured Notes
     6.30%                                04/01/09         10      10,220
  May Department Stores Co.,
    Debentures
     7.45%                                10/15/16         10      10,875

                                                                 ========
                                                                   21,095
                                                                 --------
Semiconductors & Related Devices - 0.0%
  Freescale Semiconductor, Inc.,
    Senior Unsecured Notes
     7.35%(b)                             07/15/09          5       5,112
  Magnachip Semiconductor, Secured
    Notes
     8.16%(b)                             12/15/11         10      10,125

                                                                 ========
                                                                   15,237
                                                                 --------
Telecommunications - 1.5%
  AT&T Broadband Corp., Unsecured
    Notes
     8.38%                                03/15/13        140     157,451
  Cincinnati Bell, Inc., Senior
    Unsecured Notes
     7.25%                                07/15/13         15      15,488
  Intelsat Ltd., Senior Unsecured Notes
     9.60%(b)                             01/15/12         10      10,225
  Qwest Corp., Unsecured Notes
     8.16%(b)                             06/15/13         15      16,425
  Rogers Wireless, Inc., Senior
    Secured Notes
     7.50%                                03/15/15         25      26,812
  Verizon Maryland, Inc., Senior
    Debentures
     6.12%                                03/01/12         30      30,061
  Verizon New Jersey, Inc., Senior
    Debentures
     5.88%                                01/17/12         70      69,224
  Vodafone Group PLC (United
    Kingdom), Unsecured Notes
     5.05%(b)(i)                          12/28/07        120     120,037
  Wind Acquistion Finance SA, Senior
    Unsecured Notes
    10.75%(g)                             12/01/15         15      16,200

                                                                 ========
                                                                  461,923
                                                                 --------
Transportation - 0.2%
  Overseas Shipholding Group, Inc.,
    Senior Unsecured Notes
     7.50%                                02/15/24         10      10,000
  Union Pacific Corp., Senior Notes
     6.62%                                02/01/08         50      51,037

                                                                 ========
                                                                   61,037
                                                                 --------
Waste Management - 0.2%
  Allied Waste N.A., Inc., Senior Notes
     8.88%                                04/01/08         15      15,750

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
58

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
CORPORATE BONDS (Continued)
Waste Management (Continued)
  Allied Waste N.A., Inc., Senior
    Secured Notes
    8.50%                                12/01/08     $   25   $   26,125

                                                               ==========
                                                                   41,875
                                                               ----------
Yankee - 3.5%
  Canadian National Railway Co.
    (Canada), Senior Unsecured Notes
    4.25%(i)                             08/01/09         40       38,700
  Eksportfinans ASA (Norway),
    Unsecured Notes
    4.38%(i)                             07/15/09         20       19,525
  EnCana Holdings Finance Corp.
    (Canada), Senior Unsecured Notes
    5.80%(i)                             05/01/14         10       10,093
  Ispat Inland ULC (Canada), Senior
    Secured Notes
    9.75%(i)                             04/01/14         22       24,888
  Landeskreditbank
    Baden-Wurttemberg-Forderbank
    (Germany), Unsecured Notes
    3.42%(i)                             07/27/06        575      571,941
  Omi Corp. (Mali), Senior Notes
    7.62%(i)                             12/01/13          5        5,100
  Republic of Italy, Senior Unsecured
    Notes
    4.38%(i)                             10/25/06         80       79,677
  Scottish Power PLC (United
    Kingdom), Unsecured Notes
    4.90%(i)                             03/15/10         25       24,408
  Telecom Italia Capital (Luxembourg),
    Senior Unsecured Notes
    5.25%(i)                             11/15/13         25       23,688
  Telefonica Europe BV (Netherlands),
    Senior Unsecured Notes
    7.75%(i)                             09/15/10         10       10,760
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
    5.80%(i)                             08/01/06         30       30,035
    6.75%(i)                             02/15/11         75       78,006
    6.38%(i)                             10/15/11         15       15,411
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured Notes
    7.75%(i)                             02/15/10        135      144,669

                                                               ==========
                                                                1,076,901
                                                               ----------
TOTAL CORPORATE BONDS
  (Cost $7,363,710)                                             7,242,704
                                                               ----------
FOREIGN BONDS - 1.2%
  Bundesrepublic Deutschland
    (Germany) (EUR)
    4.75%                                07/04/34        100      136,249
    4.00%                                01/04/37        125      151,830
  Province of Manitoba (Canada),
    Senior Unsecured Notes (NZD)
    6.38%                                09/01/15         30       18,339
  Province of Ontario (Canada),
    Unsecured Notes (NZD)
    6.25%                                06/16/15         90       54,883

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- ------------
FOREIGN BONDS (Continued)
  Province of Quebec (Canada), Bonds
    (NZD)
    6.75%(b)                             11/09/15     $   30   $   18,786

                                                               ==========
TOTAL FOREIGN BONDS
  (Cost $405,942)
                                                                  380,087
                                                               ----------
TAXABLE MUNICIPAL BONDS - 0.7%
  New York Sales Tax Asset
    Receivable Corp. Revenue Bonds,
    Series 04, Class B
    3.60%                                10/15/08         35       33,681
  Port Authority of New York & New
    Jersey Revenue Notes, Series 04,
    Class XX
    3.30%                                09/15/07        125      121,716
  Wisconsin General Revenue Bonds,
    Series 03, Class A
    4.80%                                05/01/13         50       48,339

                                                               ==========
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $210,157)                                                 203,736
                                                               ----------

                            NUMBER
                           OF SHARES
                          ----------
SHORT TERM INVESTMENTS - 0.7%
  Galileo Money Market Fund
  (Cost $197,066)            197,066 197,066
                                     -------

TOTAL INVESTMENTS IN
  SECURITIES -  128.0%
  (Cost $40,050,571(a))   39,401,783
                          ----------

                                  PAR
                                 (000)
                              -----------
TBA SALE COMMITMENTS - (20.4)%
  Federal Home Loan Mortgage
Corp.
  Gold TBA
    4.50%          04/01/21        (400)       (381,750)
    5.00%       04/21-04/36        (900)       (874,625)
  Federal National Mortgage
  Association TBA
    4.50%          04/01/21        (600)       (573,563)
    5.00%       04/21-05/34      (2,500)     (2,402,501)
    5.50%          04/15/34      (1,800)     (1,756,688)
    6.00%          04/01/36        (300)       (299,906)

                                             ==========
TOTAL TBA SALE COMMITMENTS
  (Proceeds $6,313,051)                      (6,289,033)
                                             ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              59

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                             NUMBER OF
                             CONTRACTS      VALUE
                          -------------- -----------
CALL OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Note
    futures, Strike Price
$111, Expires
    05/26/06                        (2)    $     (31)
  September 10 year U.S.
Treasury
    Note futures, Strike
Price $110,
    Expires 08/25/06                (2)         (344)

                                           =========
TOTAL CALL OPTIONS WRITTEN
  (Premiums received                            (375)
                                           ---------
$2,051)
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16              40(j)       14,720
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15              40(j)       23,760

                                           =========
TOTAL CALL SWAPTIONS PURCHASED
  (Cost $44,580)                              38,480
                                           ---------
CALL SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08             (30)(j)      (7,290)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                     (40)(j)     (19,060)

                                           =========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received                         (26,350)
                                           ---------
$33,670)
PUT OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
$107, Expires
    05/26/06                        (2)       (2,125)
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06                (2)       (2,000)

                                           =========
TOTAL PUT OPTIONS WRITTEN
  (Premiums received                          (4,125)
                                           ---------
$2,083)
PUT SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16              40(j)       21,720
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15              40(j)       26,520

                                           =========
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $44,580)                              48,240
                                           ---------
PUT SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08             (30)(j)     (14,277)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                     (40)(j)     (15,864)

                                           =========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received                         (30,141)
                                           ---------
$33,670)

LIABILITIES IN EXCESS OF
OTHER
  ASSETS -  (7.6)%            (2,344,500)
                              ----------
NET ASSETS - 100.0%         $ 30,793,979
                            ============

-------------------

 (a) Cost for federal Income tax purposes is $40,061,635. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $   8,174
      Gross unrealized depreciation                                    (668,026)
                                                                      ---------
                                                                      $(659,852)
                                                                      =========

 (b) Variable rate security. Rates shown are the rates as of March 31, 2006.
     (c) Securities, or a portion thereof, subject to financing transactions.
 (d) Rates shown are the effective yields as of March 31, 2006.
 (e) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, these securities had a total market value of $287,686 which represents 0.9% of net assets.
  (f) Securities, or a portion thereof, pledged as collateral with a value of
       $128,639 on 43 long U.S. Treasury Notes futures contracts, 14 long U.S.
       Treasury Bonds futures contracts, 27 short U.S. Treasury Notes futures contracts and 9 short Euro-Bobl futures contract expiring June 2006. The value of such contracts on March 31, 2006 was  $10,219,169 with an unrealized loss of $41,604 (including commissions of $204).
 (g) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 3.4% of its net assets, with a current market value of $1,040,169, in securities restricted as to resale.
 (h) Security in default.
  (i) Security is a foreign domiciled issuer which is registered with the
       Securities and Exchange Commission.
  (j) Each swaption contract is equivalent to $10,000 notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
60

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                        CORE BOND TOTAL RETURN PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                             NUMBER
                           OF SHARES     VALUE
                          ----------- -----------
PREFERRED STOCKS - 0.0%
  Centaur Funding Corp.
  9.08%(b)
  (Cost $216,892)                 205    $245,795
                                         --------

                                                               PAR
                                                MATURITY      (000)
                                             -------------- ---------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.1%
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
    3.35%                                          11/09/07  $ 6,425    6,253,780
    4.62%                                          05/28/13    7,375    6,982,853
  Federal National Mortgage
    Association, Unsecured Notes
    2.35%                                       04/06-04/07    9,135    9,017,415
    3.02%                                          06/01/06   60,450   60,254,747
    1.75%                                          06/16/06    4,175    4,147,378
    4.00%                                          10/16/06   26,225   26,064,346
    2.71%                                          01/30/07   14,300   14,022,223
  Overseas Private Investment Co.
    4.09%                                          05/29/12      336      297,079
    4.30%                                          05/29/12      939      850,235
    4.64%                                          05/29/12      702      643,726
    4.68%                                          05/29/12      396      353,926
    4.87%                                          05/29/12    2,996    2,773,550
    5.40%                                          05/29/12    3,754    3,615,998
  Resolution Funding Corp. Strip
    Bonds
    6.29%(c)                                       07/15/18    2,850    1,511,583
    6.30%(c)                                       10/15/18    2,850    1,492,197
  Small Business Administration
    Participation Certificates, Series
    92-20H, Class 1
    7.40%                                          08/01/12       37       37,925
  Small Business Administration
    Participation Certificates, Series
    96-20J, Class 1
    7.20%                                          10/01/16    1,035    1,071,699
  Small Business Administration
    Participation Certificates, Series
    97-20B, Class 1
    7.10%                                          02/01/17    1,076    1,114,821
  Small Business Investment Cos.
    Pass-Through, Series 97-P10C,
    Class 1
    6.85%                                          08/01/07    1,127    1,145,999
  Small Business Investment Cos.
    Pass-Through, Series 97-P10D,
    Class 1
    6.51%                                          11/10/07       87       87,972
  Small Business Investment Cos.
    Pass-Through, Series 03-10A,
    Class 1
    4.63%                                          03/10/13    8,180    7,801,264
  U.S. Treasury Bonds
    8.75%                                          05/15/17    1,645    2,171,015
    8.12%(d)                                       08/15/19   32,195   41,778,035
    6.00%(d)                                       02/15/26    3,328    3,713,319
    6.75%(d)(e)                                    08/15/26   24,070   29,152,910
    5.38%(f)                                       02/15/31    3,047    3,207,443

                                       PAR
                       MATURITY       (000)        VALUE
                    -------------- ---------- --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
  U.S. Treasury Notes
      4.62%               05/15/06   $    405   $    404,937
      7.00%               07/15/06      7,370      7,414,625
      4.00%(f)         08/07-02/15     67,130     66,300,049
      4.25%(f)         10/07-11/14     31,235     30,946,945
      4.38%(f)         12/07-11/08     83,100     82,382,544
      4.12%(f)            08/15/08     45,455     44,805,130
      6.00%               08/15/09      2,300      2,383,106
      3.62%               01/15/10        465        445,783
      5.00%               02/15/11        320        322,600
      4.75%               05/15/14        145        143,731
      4.50%(f)            02/15/16        350        340,402
  U.S. Treasury Strip
      4.77%(c)            11/15/27     36,760     12,428,556

                                                ============
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $484,230,122)                           477,881,846
                                               ------------
MORTGAGE PASS-THROUGHS - 28.5%
  Federal Home Loan Mortgage Corp.
  Gold
      4.00%            07/10-05/19      7,890     7,588,410
      5.50%            03/11-04/33     17,226    17,111,025
      6.00%            10/11-06/34     18,216    18,404,965
      6.50%            06/13-10/34      2,064     2,108,722
      4.50%            04/18-08/20     57,598    55,103,004
      5.00%            04/18-09/35     43,971    42,489,925
      8.00%            11/22-10/25         17        17,903
      7.00%            03/25-05/31        242       248,927
      7.50%            07/26-03/32        241       251,574
  Federal Home Loan Mortgage Corp.
  Gold TBA
      5.00%               04/01/21     69,500    67,719,063
  Federal National Mortgage
  Association
      6.50%            06/08-06/34      3,859     3,948,298
      7.00%            11/08-08/32      8,190     8,426,655
      5.50%            06/11-03/36    268,649   264,471,454
      6.00%            09/11-11/34     12,674    12,697,080
      4.00%            06/14-03/20        116       109,037
      8.00%               11/01/15          6         5,998
      4.50%            01/18-04/36     58,342    54,712,598
      5.00%            01/18-11/35     95,394    91,826,923
      7.50%               09/01/22          2         2,367
  Federal National Mortgage
  Association ARM
      6.41%(g)            01/01/31      4,925     4,974,098
      4.83%(g)            09/01/35     15,943    15,679,458
  Federal National Mortgage
  Association TBA
      6.50%               04/01/36     65,000    66,300,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              61

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                PAR
                                                 MATURITY      (000)        VALUE
                                              ------------- ---------- --------------
MORTGAGE PASS-THROUGHS (Continued)
  Government National Mortgage
    Association
     7.00%                                      03/13-02/33    $ 3,308   $  3,447,429
     6.00%                                      11/14-11/33      4,871      4,922,199
     9.00%                                         07/15/18          5          5,347
     6.50%                                      03/24-04/32      1,196      1,239,343
     7.50%                                         11/15/29          3          3,304
     5.50%                                      03/32-02/35      9,765      9,675,973

                                                                         ============
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $766,077,467)                                                     753,491,079
                                                                         ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.0%
  Structured Asset Securities Corp.,
    Series 96-CFL, Class X1 (IO)
     2.05%(c)
  (Cost $636,608)                                  02/25/28      6,226        280,937
                                                                         ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.1%
  Banc of America Alternative Loan
    Trust, Series 04-6, Class 4A1
     5.00%                                         07/25/19      8,392      8,141,848
  Federal Home Loan Mortgage Corp.,
    Series 1361, Class I
     6.00%                                         09/15/07        245        244,319
  Federal Home Loan Mortgage Corp.,
    Series 1591, Class PK
     6.35%                                         10/15/23      7,546      7,668,241
  Federal Home Loan Mortgage Corp.,
    Series 231 (IO)
     5.50%(c)                                      08/01/35     27,275      6,985,518
  Federal Home Loan Mortgage Corp.,
    Series 235 , Class IO
     5.50%(c)                                      02/01/36     28,711      7,763,069
  Federal Home Loan Mortgage Corp.,
    Series 2529, Class MB
     5.00%                                         11/15/17      8,292      8,025,604
  Federal Home Loan Mortgage Corp.,
    Series 2594, Class TV
     5.50%                                         03/15/14      6,695      6,685,665
  Federal Home Loan Mortgage Corp.,
    Series 2864, Class NA
     5.50%                                         01/15/31     15,930     15,850,752
  Federal Home Loan Mortgage Corp.,
    Series 2922, Class GA
     5.50%                                         05/15/34     23,630     23,358,611
  Federal Home Loan Mortgage Corp.,
    Series 2996, Class MK
     5.50%                                         06/15/35     14,835     14,693,496
  Federal National Mortgage
    Association, Series 96-48, Class Z
     7.00%                                         11/25/26      3,854      3,961,563
  Federal National Mortgage
    Association, Series 03-16, Class
    BC
     5.00%                                         03/25/18      4,080      3,907,180
  Federal National Mortgage
    Association, Series 04-28, Class
    PB
     6.00%                                         08/25/28     12,370     12,429,404
  Federal National Mortgage
    Association, Series 04-88, Class
    HA
     6.50%                                         07/25/34     13,790     14,049,929
  Federal National Mortgage
    Association, Series 04-99, Class
    AO
     5.50%                                         01/25/34     14,201     14,003,764

                                                                PAR
                                                 MATURITY      (000)        VALUE
                                              ------------- ---------- --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal National Mortgage
    Association, Series 05-3, Class AP
     5.50%                                         02/25/35    $13,836   $ 13,711,370
  Federal National Mortgage
    Association, Series 05-57, Class
    PA
     5.50%                                         05/25/27     19,972     19,969,287
  Federal National Mortgage
    Association, Series 05-70, Class
    NA
     5.50%                                         08/25/35      1,107      1,098,968
  Goldman Sachs Residential
    Mortgage Loan Trust, Series
    03-10, Class 2A1
     4.47%(g)                                      10/25/33      7,221      6,901,679
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (IO)
    11.00%(c)                                      02/17/17        199         46,161
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (PO)
    11.50%(h)                                      02/17/17        207        191,726
  Salomon Brothers Mortgage
    Securities VI, Series 87-2 (IO)
    11.00%(c)                                      03/06/17        127         32,326
  Salomon Brothers Mortgage
    Securities VI, Series 87-2 (PO)
    11.50%(h)                                      03/06/17        127        115,169
  Salomon Brothers Mortgage
    Securities, Series 87-3, Class A
    (PO)
    13.00%(h)                                      10/23/17         78         68,993
  Summit Mortgage Trust, Series 00-1,
    Class B1
     6.26%(b)(g)                                   12/28/12        159        159,437
  Wells Fargo Mortgage Backed
    Securities, Series 04-K, Class 1A2
     4.48%(g)                                      07/25/34     25,185     24,663,298

                                                                         ============
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $218,891,177)
                                                                          214,727,377
                                                                         ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 13.1%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1, Class
    A2
     6.50%                                         04/15/36     13,640     14,134,143
  Banc of America Commercial
    Mortgage, Inc., Series 02-2, Class
    A3
     5.12%                                         07/11/43     21,805     21,483,788
  Banc of America Commercial
    Mortgage, Inc., Series 05-1, Class
    A4
     4.88%(g)                                      11/10/42     13,880     13,617,529
  Banc of America Commercial
    Mortgage, Inc., Series 05-4, Class
    A5A
     4.93%                                         07/10/45     13,781     13,138,805
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 04-PWR6,
    Class A6
     4.82%                                         11/11/41      4,495      4,275,509
  Chase Commercial Mortgage
    Securities Corp., Series 97-1,
    Class X (IO)
     1.36%(c)                                      04/19/15     19,934        327,886

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
62

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- --------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Chase Commercial Mortgage
    Securities Corp., Series 99-2,
    Class A2
    7.20%                                 01/15/32    $10,105   $ 10,667,918
  Chase Commercial Mortgage
    Securities Corp., Series 00-3,
    Class A2
    7.32%                                 10/15/32      5,755      6,140,816
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                                 09/15/30     11,820     11,933,217
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 97-C1,
    Class AX (IO)
    1.70%(b)(c)                           06/20/29     36,698        987,552
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 97-C2,
    Class AX (IO)
    1.34%(c)                              01/17/35     12,892        220,225
  Donaldson, Lufkin and Jenrette, Inc.,
    Commercial Mortgage Corp.,
    Series 98-CG1, Class B1
    6.91%                                 06/10/31     16,991     17,629,267
  Donaldson, Lufkin and Jenrette, Inc.,
    Commerical Mortgage Corp.,
    Series 00-CKP1, Class A1B
    7.18%                                 11/10/33     18,130     19,301,459
  First Union National Bank
    Commercial Mortgage Trust, Series
    00-C2, Class A2
    7.20%                                 10/15/32     10,000     10,677,474
  First Union-Lehman Brothers
    Commercial Mortgage Trust, Series
    97-C1, Class D
    7.50%                                 04/18/29         50         51,130
  First Union-Lehman Brothers-Bank of
    America Commercial Mortgage
    Trust, Series 98-C2, Class C3
    6.56%                                 11/18/08      9,743      9,926,707
  General Electric Capital Commercial
    Mortgage Corp., Series 02-1A,
    Class A3
    6.27%                                 12/10/35     14,170     14,754,086
  General Electric Capital Commercial
    Mortgage Corp., Series 02-2A,
    Class A3
    5.35%                                 08/11/36     16,200     16,116,774
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 97-C1, Class X (IO)
    1.55%(c)                              07/15/27     29,598        897,101
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                 08/15/36      9,113      9,536,474
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C1, Class A2
    7.72%                                 03/15/33     16,105     17,296,556
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C2, Class A2
    7.46%                                 08/16/33     11,470     12,262,194
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 03-C3, Class A3
    4.65%                                 04/10/40      1,840      1,777,002

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- --------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Goldman Sachs Mortgage Securities
    Corp. II, Series 98-C1, Class A2
    6.62%                                 10/18/30    $    27   $     28,036
  Goldman Sachs Mortgage Securities
    Corp. II, Series 98-C1, Class A3
    6.14%                                 10/18/30      6,136      6,224,413
  Goldman Sachs Mortgage Securities
    Corp. II, Series 04-GG2, Class A6
    5.40%                                 08/10/38        640        631,330
  Goldman Sachs Mortgage Securities
    Corp. II, Series 06-GG6, Class A4
    5.55%                                 04/10/38      6,050      6,037,946
  Homebanc Mortgage Trust, Series
    05-4, Class A1
    5.09%(g)                              10/25/35     11,931     11,933,041
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01-C1, Class A3
    5.86%                                 10/12/35     14,370     14,609,226
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    98-C4, Class X (IO)
    0.71%(c)                              09/15/23     13,973        242,543
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    99-C2, Class A1
    7.10%                                 10/15/32        665        668,519
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    99-C2, Class A2
    7.32%                                 10/15/32         85         89,573
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C5,
    Class A1
    6.41%                                 12/15/19      9,119      9,222,184
  Merrill Lynch Mortgage Investors,
    Inc., Series 03-KEY1, Class A4
    5.24%                                 11/12/35      7,100      6,940,597
  Morgan Stanley Capital Investments,
    Series 99-FNV1, Class A2
    6.53%                                 03/15/31     10,415     10,678,343
  Residential Asset Mortgage Products,
    Inc., Series 04-RS7, Class AI3
    4.45%                                 07/25/28        350        347,703
  Terra, Series 06-1A, Class A1
    5.03%(b)(g)                           06/15/17     14,450     14,450,000
  Wachovia Bank Commercial
    Mortgage Trust, Series 03, Class
    C6
    5.12%                                 08/15/35     18,000     17,534,619
  Washington Mutual Asset Securities
    Corp., Series 05-C1A, Class A1
    4.24%(b)                              05/25/36     18,529     18,123,854

                                                                ============
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $355,016,347)                                            344,915,539
                                                                ------------
CERTIFICATE OF DEPOSIT - 1.5%
  Barclays Bank PLC NY
    4.90%(g)                              03/13/09     35,505     35,505,000
  SunTrust Bank, Inc.
    4.42%                                 06/15/09      3,795      3,693,294

                                                                ============
TOTAL CERTIFICATE OF DEPOSIT
  (Cost $39,300,000)                                              39,198,294
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              63

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                           PAR
                                           MATURITY       (000)        VALUE
                                        -------------- ---------- --------------
ASSET BACKED SECURITIES - 15.9%
  Ace Securities Corp., Series 06-HE1,
    Class A2A
    4.90%(g)                                  02/25/36    $18,779   $ 18,778,557
  Bank One Issuance Trust, Series
    03-A3, Class A3
    4.86%(g)                                  12/15/10     24,025     24,074,235
  Capital Auto Receivables Asset Trust,
    Series 05-1, Class A4
    4.05%                                     07/15/09     19,850     19,552,250
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                     06/15/10     18,875     18,338,006
  Citibank Credit Card Issuance Trust,
    Series 03-A6, Class A6
    2.90%                                     05/17/10     17,060     16,284,299
  Citibank Credit Card Issuance Trust,
    Series 04, Class A1
    2.55%                                     01/20/09     21,980     21,539,301
  Citibank Credit Card Issuance Trust,
    Series 04-A4, Class A4
    3.20%                                     08/24/09     23,700     23,056,071
  Countrywide Certificates, Series
    04-12, Class 2A1
    4.69%(g)                                  01/25/29     15,723     15,724,437
  Countrywide Certificates, Series
    04-14, Class A4
    5.10%(g)                                  06/25/35      8,781      8,807,163
  Countrywide Certificates, Series
    05-BC5, Class 3A1
    4.92%(g)                                  10/25/27     15,538     15,545,044
  Countrywide Certificates, Series
    06-3, Class 2A1
    4.89%(g)                                  10/25/27     21,613     21,614,280
  Countrywide Certificates, Series
    06-IM1, Class A1
    4.91%(g)                                  09/01/28     17,850     17,860,043
  Greenwich Capital Commercial
    Funding Corp., Series 04-GG1A,
    Class A4
    4.76%                                     06/10/36      5,255      5,118,475
  GSAA Home Equity Trust, Series
    06-5, Class 2A1
    4.90%(g)                                  03/25/36     20,000     20,000,000
  Long Beach Mortgage Loan Trust,
    Series 05-WL2, Class 3A2
    4.69%(g)                                  08/25/35     18,909     18,912,703
  MBNA Credit Card Master Notes
    Trust, Series 03, Class A7
    2.65%                                     11/15/10     20,000     18,957,338
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                                     09/15/09     21,400     20,875,037
  MBNA Credit Card Master Notes
    Trust, Series 06-A1, Class A1
    4.90%                                     07/15/11     19,900     19,750,750
  Residential Asset Securities Corp.,
    Series 05-KS11, Class AI1
    4.90%(g)                                  09/25/26     17,617     17,619,142
  Structured Asset Receivables Trust,
    Series 03-2
    4.91%(b)(g)(i)                            01/21/09     13,562     13,561,737
  Structured Mortgage Loan Trust,
    Series 05-19XS, Class 1A1
    5.14%(g)                                  10/25/35     14,768     14,835,025

                                                           PAR
                                           MATURITY       (000)        VALUE
                                        -------------- ---------- --------------
ASSET BACKED SECURITIES (Continued)
  Student Loan Marketing Association
    Student Loan Trust, Series 99-3,
    Class A2
    4.78%(g)                                  07/25/12    $ 8,487   $  8,505,862
  Student Loan Marketing Association
    Student Loan Trust, Series 05-10,
    Class A1
    4.53%(g)                                  04/25/12     20,250     20,245,140
  Student Loan Marketing Association
    Student Loan Trust, Series 05-5,
    Class A1
    4.62%(g)                                  01/25/18     19,724     19,717,830

                                                                    ============
TOTAL ASSET BACKED SECURITIES
  (Cost $423,453,060)                                                419,272,725
                                                                    ------------
CORPORATE BONDS - 26.5%
Aerospace - 0.3%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                                     12/01/29      2,345      3,055,394
  Northrop Grumman Corp., Senior
    Debentures
    7.75%                                     03/15/26      1,100      1,304,710
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                                     11/16/06      3,860      3,832,671
  Raytheon Co., Senior Notes
    6.15%                                     11/01/08         18         18,344

                                                                    ============
                                                                       8,211,119
                                                                    ------------
Banks - 9.2%
  Banc One Corp., Senior Unsecured
    Notes
    2.62%                                     06/30/08      2,836      2,678,443
  Bank of America Corp., Senior
    Unsecured Notes
    4.50%                                     08/01/10      6,000      5,818,860
  Bank of America Corp., Subordinated
    Notes
    6.25%                                     04/01/08      1,385      1,408,731
  Bank of America Corp., Unsecured
    Notes
    4.96%(g)                                  03/24/09     20,875     20,874,102
  Bank of New York Co., Inc., Senior
    Subordinated Notes
    3.80%                                     02/01/08      3,100      3,021,396
  Bank One Texas N.A., Subordinated
    Bank Notes
    6.25%                                     02/15/08      3,225      3,273,088
  BankBoston N.A., Subordinated Bank
    Notes
    6.38%                                03/  08-04/08      2,275      2,320,667
  Citigroup Global Markets Holdings,
    Inc., Senior Unsecured Notes
    6.50%                                     02/15/08      2,880      2,943,441
  Citigroup, Inc., Senior Unsecured
    Notes
    5.75%                                     05/10/06      4,095      4,097,952
    5.50%                                     08/09/06      2,500      2,504,168
    3.50%                                     02/01/08     11,660     11,313,465
    6.20%                                     03/15/09      1,700      1,741,420
  Citigroup, Inc., Subordinated Notes
    7.75%                                     06/15/06        675        678,154
    6.38%                                     11/15/08      1,010      1,038,049

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
64

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                         PAR
                                         MATURITY       (000)        VALUE
                                      -------------- ---------- --------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Citigroup, Inc., Unsecured Notes
    3.62%                                   02/09/09    $ 1,080   $  1,034,456
    4.12%                                   02/22/10     14,650     14,033,382
    4.62%                                   08/03/10      4,415      4,287,203
  Depfa ACS Bank, Senior Notes
    3.62%                                   10/29/08      8,000      7,713,472
  Deutsche Bank AG, Deposit Notes
    3.84%(g)(j)                             03/15/07      5,500      5,467,550
  Export-Import Bank Korea,
    Unsecured Notes
    4.12%(b)                                02/10/09        135        130,347
  FleetBoston Financial Corp., Senior
    Unsecured Notes
    4.20%                                   11/30/07      3,310      3,258,132
  HBOS Treasury Services PLC,
    Senior Unsecured Notes
    3.60%(b)                                08/15/07      2,750      2,692,451
  HBOS Treasury Services PLC,
    Unsecured Notes
    3.50%(b)                                11/30/07      5,450      5,304,469
  HSBC Bank USA, Subordinated
    Notes
    3.87%                                   06/07/07     20,275     19,957,595
  The Huntington National Bank,
    Subordinated Bank Notes
    2.75%                                   10/16/06      1,685      1,663,651
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.35%                                   03/01/07      4,902      4,893,716
    4.00%                                   02/01/08      1,915      1,872,724
    3.62%                                   05/01/08      2,509      2,424,941
  Korea Development Bank, Notes
    4.25%                                   11/13/07         70         68,768
  National City Bank Indiana,
    Unsecured Notes
    3.30%                                   05/15/07      1,000        976,703
  Rabobank Nederland, Senior Notes
    5.01%(b)(g)                             04/06/09     47,270     47,256,386
  The Royal Bank of Scotland Capital
    Trust (United Kingdom)
    6.80%(k)                                12/31/49      3,000      3,008,317
  The Royal Bank of Scotland Capital
    Trust, Unsecured Notes
    4.71%(g)(k)                             12/29/49      1,395      1,291,774
  SunTrust Bank, Inc., Senior
    Unsecured Notes
    3.62%                                   10/15/07      2,855      2,788,164
    4.00%                                   10/15/08      3,000      2,909,775
  Swedish Export Credit Corp.,
    Unsecured Notes
    2.88%                                   01/26/07      2,700      2,649,699
  U.S. Bancorp, Senior Unsecured
    Notes
    3.95%                                   08/23/07      1,315      1,292,790
  U.S. Bank N.A., Senior Bank Notes
    2.40%                                   03/12/07      6,500      6,314,750
  UBS Preferred Funding Trust, Inc.,
    Capital Securities
    8.62%(g)                                10/29/49      1,390      1,550,844
  USB Capital IX, Unsecured Notes
    6.19%(g)                                03/29/49      4,510      4,470,235

                                                         PAR
                                         MATURITY       (000)        VALUE
                                      -------------- ---------- --------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Wachovia Bank N.A., Senior Bank
    Notes
    4.38%                                   08/15/08    $ 3,325   $  3,264,605
    4.98%(g)                                03/23/09     11,150     11,150,000
  Wachovia Capital Trust III, Trust
    Preferred Security
    5.80%(g)                                03/15/42      4,580      4,499,754
  Wells Fargo & Co., Senior Unsecured
    Notes
    4.20%                                   01/15/10      3,970      3,815,567
  Wells Fargo & Co., Unsecured Notes
    4.62%                                   08/09/10      6,735      6,534,883
    4.88%                                   01/12/11      2,680      2,620,839

                                                                  ============
                                                                   244,909,878
                                                                  ------------
Broadcasting - 0.4%
  BSKYB Finance UK PLC, Senior
    Unsecured Notes
    6.50%(b)                                10/15/35        445        423,147
  News America Holdings, Inc.,
    Secured Notes
    8.50%                                   02/23/25      1,900      2,194,433
  News America, Inc., Notes
    6.40%(b)                                12/15/35        875        836,617
  News America, Inc., Senior
    Debentures
    7.75%                              01/  24-12/45      1,395      1,507,530
    7.12%                                   04/08/28      1,175      1,199,798
    7.28%                                   06/30/28        300        310,996
    7.62%                                   11/30/28      2,010      2,158,698
    8.45%                                   08/01/34        840        989,013
    6.75%                                   01/09/38         30         30,639
    8.25%                                   10/17/49         45         49,824
    7.90%                                   12/01/49        120        129,829

                                                                  ============
                                                                     9,830,524
                                                                  ------------
Computer Software & Services - 0.4%
  Oracle Corp., Unsecured Notes
    5.25%(b)                                01/15/16      9,500      9,113,283
                                                                  ------------
Energy & Utilities - 0.5%
  Centerpoint Energy Resources Corp.,
    Unsecured Notes
    7.88%                                   04/01/13        205        228,385
  Detroit Edison Co., Senior Notes
    6.35%                                   10/15/32          5          5,063
  Detroit Edison Co., Senior Secured
    Notes
    6.12%                                   10/01/10        210        215,250
  Dominion Resources, Inc., Senior
    Unsecured Notes
    6.25%                                   06/30/12         60         61,070
  FirstEnergy Corp., Senior Unsecured
    Notes
    5.50%                                   11/15/06        415        415,106
    6.45%                                   11/15/11        185        191,669
  Florida Power & Light Co., First
    Mortgage Bonds
    5.90%                                   03/01/33        550        533,955
    4.95%                                   06/01/35      2,200      1,893,966

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              65

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                         PAR
                                         MATURITY       (000)        VALUE
                                      -------------- ---------- --------------
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
  Korea Electric Power Corp., Notes
    5.12%(b)                                04/23/34    $    75   $     72,564
  Progress Energy, Inc., Senior
    Unsecured Notes
    7.75%                                   03/01/31      1,800      2,095,164
  Talisman Energy, Inc.
    5.85%                                   02/01/37      2,400      2,256,134
  Tenaska Alabama II Partners LP,
    Senior Secured Notes
    6.12%(b)                                03/30/23        135        133,304
  TXU Corp., Senior Unsecured Notes
    4.80%                                   11/15/09      6,000      5,764,260

                                                                  ============
                                                                    13,865,890
                                                                  ------------
Entertainment & Leisure - 1.0%
  Comcast Cable Holdings LLC, Senior
    Debentures
    9.80%                                   02/01/12        260        306,388
    7.88%                              08/  13-02/26      5,005      5,487,723
  Comcast Corp., Senior Unsecured
    Bonds
    6.50%                                   11/15/35      2,905      2,818,710
  Comcast Corp., Senior Unsecured
    Notes
    7.05%                                   03/15/33      1,235      1,270,979
  Comcast Corp., Unsecured Notes
    6.45%                                   03/15/37      4,970      4,782,144
  Mashantucket West Pequot, Notes
    5.91%(b)                                09/01/21      1,060      1,015,671
  Time Warner Cos., Inc., Debentures
    6.95%                                   01/15/28      8,720      8,844,399
  Time Warner Cos., Inc., Senior
    Debentures
    9.12%                                   01/15/13        605        700,464
    8.05%                                   01/15/16         70         78,278
  Time Warner Cos., Inc., Senior
    Unsecured Notes
    6.75%                                   04/15/11      1,080      1,120,078

                                                                  ============
                                                                    26,424,834
                                                                  ------------
Finance - 7.0%
  BAE Systems Holdings, Inc.,
    Unsecured Notes
    5.20%(b)                                08/15/15      2,685      2,537,540
  BankBoston Capital Trust, Inc.,
    Capital Securities
    8.25%                                   12/15/26         75         79,297
  Berkshire Hathaway Finance Corp.,
    Senior Unsecured Notes
    3.40%                                   07/02/07      8,030      7,859,925
    4.12%                                   01/15/10        895        857,920
    4.75%                                   05/15/12      3,290      3,170,014
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(g)                             07/07-01/08     41,180     40,985,094
    4.12%                                   09/01/09     16,155     15,565,876
    5.00%                                   11/15/11     27,730     27,181,390
  Golden West Financial Corp., Senior
    Unsecured Notes
    4.12%                                   08/15/07        160        157,532
  The Goldman Sachs Group, Inc.,
    Unsecured Notes
    5.35%                                   01/15/16      4,925      4,756,865

                                                         PAR
                                         MATURITY       (000)        VALUE
                                      -------------- ---------- --------------
CORPORATE BONDS (Continued)
Finance (Continued)
  HSBC Finance Corp., Senior
    Unsecured Notes
    7.88%                                   03/01/07    $ 2,200   $  2,249,720
    4.75%                                   05/15/09      2,780      2,729,293
  Kinder Morgan Finance Co. ULC,
    Senior Unsecured Notes
    5.35%                                   01/05/11      3,350      3,296,578
  Kinder Morgan Finance Co. ULC,
    Unsecured Notes
    6.40%                                   01/05/36      1,100      1,071,074
  Lehman Brothers Holdings, Inc.,
    Senior Unsecured Notes
    7.88%                                   08/15/10      2,307      2,519,694
  Morgan Stanley, Senior Notes
    4.91%(g)                                03/07/08     31,650     31,640,600
  Morgan Stanley, Senior Unsecured
    Notes
    6.75%                                   04/15/11      2,125      2,236,881
  Morgan Stanley, Unsecured Notes
    5.05%                                   01/21/11     12,175     11,934,739
  Nationwide Building Society, Senior
    Unsecured Notes
    3.50%(b)                                07/31/07      7,250      7,092,675
  Nationwide Building Society,
    Unsecured Notes
    4.25%(b)                                02/01/10      2,100      2,013,369
  NB Capital Trust IV, Capital
    Securities
    8.25%                                   04/15/27        125        132,814
  Pricoa Global Funding Inc., Senior
    Secured Notes
    4.35%(b)                                06/15/08      2,735      2,675,341
  Qwest Capital Funding, Inc., Senior
    Notes
    6.38%                                   07/15/08      3,350      3,333,250
  SP Powerassets Ltd., Unsecured
    Notes
    5.00%(b)                                10/22/13        300        289,869
  Telecom Polska SA Eurofinance BV,
    Senior Notes
    7.75%(b)                                12/10/08        110        115,859
  Toll Brothers Finance Corp., Senior
    Notes
    6.88%                                   11/15/12      4,040      4,133,845
  UnitedHealth Group, Inc., Unsecured
    Notes
    5.80%                                   03/15/36      2,675      2,547,320
  USAA Capital Corp., Senior
    Unsecured Notes
    4.00%(b)                                12/10/07      3,065      3,000,632

                                                                  ============
                                                                   186,165,006
                                                                  ------------
Industrial - 0.1%
  Osprey Trust/Osprey, Inc., Senior
    Secured Notes
    7.80%(b)(l)                             01/15/49      2,375      1,282,500
                                                                  ------------
Insurance - 0.6%
  MassMutual Global Funding II,
    Senior Secured Notes
    2.55%(b)                                07/15/08      3,740      3,519,007
  MetLife, Inc., Senior Unsecured
    Notes
    6.38%                                   06/15/34        900        928,701

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
66

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Insurance (Continued)
  Monumental Global Funding II,
    Senior Unsecured Notes
    5.20%(b)                              01/30/07    $ 2,650   $ 2,648,945
  Monumental Global Funding II,
    Unsecured Notes
    3.85%(b)                              03/03/08        210       204,262
  New York Life Global Funding,
    Unsecured Notes
    3.88%(b)                              01/15/09      2,000     1,926,130
  Sun Life of Canada Capital Trust
    (Canada), Capital Securities
    8.53%(b)(k)                           05/29/49        390       416,653
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(b)                              01/22/08      1,605     1,564,877
  WellPoint, Inc., Unsecured Notes
    5.95%                                 12/15/34      2,890     2,782,136
    5.85%                                 01/15/36      2,475     2,338,449

                                                                ===========
                                                                 16,329,160
                                                                -----------
Manufacturing - 0.2%
  Belvoir Land LLC Revenue Bonds,
    Unsecured Notes
    5.27%(b)                              12/15/47      2,000     1,792,680
  Cisco Systems, Inc., Senior
    Unsecured Notes
    5.25%                                 02/22/11      4,200     4,164,157
  ITT Industries, Inc., Debentures
    7.40%                                 11/15/25        125       141,876

                                                                ===========
                                                                  6,098,713
                                                                -----------
Motor Vehicles - 0.1%
  DaimlerChrysler AG, Senior
    Debentures
    7.45%                                 03/01/27      1,425     1,497,950
  DaimlerChrysler N.A. Holding Corp.,
    Unsecured Notes
    4.05%                                 06/04/08        205       198,284

                                                                ===========
                                                                  1,696,234
                                                                -----------
Oil & Gas - 0.7%
  Atlantic Richfield Co., Debentures
    9.12%(e)                              03/01/11      4,960     5,746,805
  Consolidated Natural Gas Co.,
    Debentures
    6.80%                                 12/15/27      2,500     2,615,495
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    5.38%                                 11/01/06      2,405     2,403,677
  Devon Financing Corp., Senior
    Unsecured Notes
    7.88%                                 09/30/31      2,335     2,818,985
  EnCana Corp. (Canada), Unsecured
    Notes
    6.50%(k)                              08/15/34         50        52,461
  Halliburton Co., Debentures
    7.60%                                 08/15/46      1,429     1,608,321
  XTO Energy Inc., Senior Unsecured
    Notes
    6.10%(j)                              04/01/36      2,100     2,097,526

                                                                ===========
                                                                 17,343,270
                                                                -----------

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Pharmaceuticals - 0.3%
  Bristol-Myers Squibb Co., Senior
    Debentures
    6.88%                                 08/01/47    $   559   $   586,589
  Merck & Co., Inc., Senior Debentures
    6.40%                                 03/01/28      1,000     1,020,095
  Wyeth, Unsecured Notes
    5.50%                                 02/15/16      2,000     1,964,080
    6.00%                                 02/15/36      4,200     4,102,749

                                                                ===========
                                                                  7,673,513
                                                                -----------
Railroad & Shipping - 0.1%
  Union Pacific Corp., Senior
    Debentures
    7.12%                                 02/01/28      2,000     2,249,222
                                                                -----------
Real Estate - 0.5%
  Avalonbay Communities, Inc.,
    Unsecured Notes
    4.95%                                 03/15/13      2,300     2,194,683
  Camden Property Trust, Unsecured
    Notes
    4.70%                                 07/15/09      1,400     1,361,458
  EOP Operating LP, Unsecured Notes
    4.65%                                 10/01/10        665       637,456
  Prologis, Unsecured Notes
    5.50%                                 04/01/12      5,430     5,366,925
  The Rouse Co., Unsecured Notes
    3.62%                                 03/15/09      1,455     1,352,632
    5.38%                                 11/26/13      1,685     1,570,501

                                                                ===========
                                                                 12,483,655
                                                                -----------
Retail Merchandising - 0.1%
  Federated Department Stores, Senior
    Debentures
    6.79%                                 07/15/27        590       595,226
  May Department Stores Co.,
    Debentures
    6.65%                                 07/15/24      1,000     1,014,706
    7.88%                                 03/01/30        375       424,679
  May Department Stores Co., Senior
    Debentures
    8.12%                                 08/15/35      1,150     1,230,898
  May Department Stores Co.,
    Unsecured Notes
    4.80%                                 07/15/09         50        48,981

                                                                ===========
                                                                  3,314,490
                                                                -----------
Telecommunications - 2.0%
  AT&T Broadband Corp., Unsecured
    Notes
    8.38%                                 03/15/13      2,905     3,267,105
  BellSouth Corp., Unsecured Notes
    4.26%(b)(g)                           04/26/06     13,325    13,317,112
  Continental Cablevision, Inc., Senior
    Notes
    8.30%(e)                              05/15/06      5,655     5,672,400
  GTE Corp., Debentures
    6.94%                                 04/15/28        475       477,014
  New England Telephone & Telegraph
    Co., Debentures
    7.88%                                 11/15/29      1,355     1,433,698

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              67

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                            PAR
                                            MATURITY       (000)        VALUE
                                         -------------- ---------- --------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  SBC Communications, Inc.,
    Unsecured Notes
    4.39%(b)                                   06/05/06    $11,500   $ 11,483,555
    6.45%                                      06/15/34      1,625      1,603,794
    6.15%                                      09/15/34        265        251,653
  Sprint Capital Corp., Senior Notes
    6.12%                                      11/15/08         70         71,241
    6.88%                                      11/15/28      1,055      1,088,479
  Sprint Capital Corp., Senior
    Unsecured Notes
    8.38%                                      03/15/12         55         62,145
    8.75%                                      03/15/32      1,230      1,537,816
  Verizon Global Funding Corp., Senior
    Unsecured Notes
    7.75%                                      12/01/30         75         82,856
  Verizon Global Funding Corp.,
    Unsecured Notes
    5.85%                                      09/15/35      1,600      1,435,110
  Verizon Maryland, Inc., Debentures
    5.12%                                      06/15/33        650        512,329
  Vodafone Group PLC (United
    Kingdom), Unsecured Notes
    5.05%(g)(k)                                12/28/07     10,510     10,513,248

                                                                     ============
                                                                       52,809,555
                                                                     ------------
Transportation - 0.0%
  Canadian National Railway Co.,
    Senior Unsecured Notes
    6.25%                                      08/01/34        600        632,856
                                                                     ------------
Yankee - 3.0%
  AID-Israel, Unsecured Notes
    5.50%(k)                                04/24-09/33     12,210     12,486,923
  Deutsche Telekom International
    Finance BV (Netherlands), Senior
    Notes
    5.75%(k)                                   03/23/16      3,325      3,248,149
  Deutsche Telekom International
    Finance BV (Netherlands), Senior
    Unsecured Notes
    8.75%(k)                                   06/15/30      1,285      1,537,157
  Eksportfinans ASA (Norway),
    Unsecured Notes
    3.38%(k)                                   01/15/08     12,900     12,514,393
  EnCana Holdings Finance Corp.
    (Canada), Senior Unsecured Notes
    5.80%(k)                                   05/01/14      4,400      4,441,140
  France Telecom (France), Senior
    Unsecured Notes
    8.00%(k)                                   03/01/11        600        655,267
    8.50%(g)(k)                                03/01/31        195        243,577
  National Landeskreditbank
    Baden-Wurttemberg (Germany),
    Unsecured Notes
    4.25%(k)                                   09/15/10     10,575     10,205,404
  Pemex Finance Ltd. (Luxembourg),
    Senior Unsecured Notes
    9.03%(k)                                   02/15/11      1,700      1,828,027
  Petro-Canada (Canada), Senior
    Unsecured Notes
    5.95%(k)                                   05/15/35      1,090      1,054,094
  Scottish Power PLC (United
    Kingdom), Unsecured Notes
    4.90%(k)                                   03/15/10      3,200      3,124,253
    5.38%                                      03/15/15      2,150      2,083,645

                                                            PAR
                                            MATURITY       (000)        VALUE
                                         -------------- ---------- --------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Suncor Energy, Inc. (Canada)
    5.95%(k)                                   12/01/34    $   285   $    285,710
  Teck Cominco Ltd. (Canada), Senior
    Unsecured Notes
    6.12%(k)                                   10/01/35      1,900      1,787,600
  Telecom Italia Capital (Luxembourg),
    Senior Unsecured Notes
    5.25%(k)                                   11/15/13        285        270,039
    6.00%(k)                                   09/30/34        785        706,202
  Telefonica Europe BV (Netherlands),
    Senior Unsecured Notes
    7.75%(k)                                   09/15/10      1,970      2,119,631
  Trans-Canada Pipelines, Debentures
    5.85%(k)                                   03/15/36      1,275      1,246,420
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
    6.38%(k)                                   10/15/11      4,090      4,201,943
  United Mexican States (Mexico),
    Bonds
    8.12%(k)                                   12/30/19      2,975      3,489,675
  United Mexican States (Mexico),
    Senior Unsecured Notes
    8.00%(k)                                   09/24/22      4,235      4,950,715
    8.30%(k)                                   08/15/31        295        356,507
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured Notes
    7.75%(k)                                   02/15/10      6,590      7,061,982

                                                                     ============
                                                                       79,898,453
                                                                     ------------
TOTAL CORPORATE BONDS
  (Cost $712,108,955)                                                 700,332,155
                                                                     ------------
FOREIGN BONDS - 1.4%
  Bundesrepublic Deutschland
    (Germany) (EUR)
    4.75%                                      07/04/34     11,100     15,123,646
    4.00%                                      01/04/37      9,425     11,448,020
  General Electric Capital Corp., Senior
    Unsubordinated Notes (NZD)
    6.50%                                      09/28/15      1,115        680,931
  Province of Manitoba (Canada),
    Senior Unsecured Notes (NZD)
    6.38%                                      09/01/15      2,695      1,647,433
  Province of Ontario (Canada),
    Unsecured Notes (NZD)
    6.25%                                      06/16/15      9,190      5,604,183
  Province of Quebec (Canada), Bonds
    (NZD)
    6.75%(g)                                   11/09/15      2,850      1,784,639

                                                                     ============
TOTAL FOREIGN BONDS
  (Cost $38,716,669)                                                   36,288,852
                                                                     ------------
TAXABLE MUNICIPAL BONDS - 0.1%
  Fort Irwin Land California LLC
    Military Housing Revenue Bonds,
    Class II, Series A
    5.30%(b)
  (Cost $3,413,967)                            12/15/35      3,415      3,143,234
                                                                     ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
68

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                               PAR/SHARES
                                    MARUTITY     (000)        VALUE
                                   ---------- ----------- -------------
SHORT TERM INVESTMENTS - 0.3%
  Federal Home Loan Bank, Discount
    Notes
    4.55%(m)                         04/03/06      $2,000    $1,999,494
  Galileo Money Market Fund                         6,285     6,285,229

                                                             ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $8,284,723)                                           8,284,723
                                                             ----------

TOTAL INVESTMENTS IN SECURITIES -  113.5%
  (Cost $3,050,345,988(a)) 2,998,062,556
                           -------------

                                   PAR
                                  (000)
                              ------------
TBA SALE COMMITMENTS - (9.6)%
  Federal Home Loan Mortgage
Corp.
  Gold TBA
    4.50%          04/01/21       (26,000)    (24,813,750)
    5.00%          04/01/36       (16,000)    (15,220,000)
    5.50%          04/01/36        (1,900)     (1,854,875)
    6.00%          04/01/36        (3,000)     (3,000,936)
  Federal National Mortgage
  Association TBA
    4.50%          04/01/21       (22,300)    (21,317,417)
    5.00%       04/21-04/36       (29,000)    (28,174,700)
    5.50%          04/01/36      (144,000)   (140,535,072)
    6.00%          04/01/36       (10,000)     (9,996,880)
  Government National
Mortgage
  Association TBA
    5.50%          04/01/36        (8,900)     (8,811,000)

                                             ============
TOTAL TBA SALE COMMITMENTS
  (Proceeds $254,661,320)                    (253,724,630)
                                             ------------

                             NUMBER OF
                             CONTRACTS
                          --------------
CALL OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
$111, Expires
    05/26/06                    (253)         (3,953)
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $110,
    Expires 08/25/06            (227)        (39,016)

                                             =======
TOTAL CALL OPTIONS WRITTEN
  (Premiums received                         (42,969)
                                             -------
$232,859)
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16           3,700(n)    1,361,600
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15           3,620(n)    2,150,280

                                           =========
TOTAL CALL SWAPTIONS PURCHASED
  (Cost $4,071,730)                        3,511,880
                                           ---------

                              NUMBER OF
                              CONTRACTS          VALUE
                          ----------------- --------------
CALL SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08             (3,420)(n)   $   (831,060)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                     (3,270)(n)     (1,558,155)
  Deutsche Bank, Strike
Price $5.02,
    Expires 01/29/07             (2,992)(n)       (297,953)
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07             (8,800)(n)       (743,600)

                                              ============
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received                            (3,430,768)
                                              ------------
$7,736,873)
PUT OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
$107, Expires
    05/26/06                          (253)       (268,812)
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06                  (227)       (227,000)

                                              ============
TOTAL PUT OPTIONS WRITTEN
  (Premiums received                              (495,812)
                                              ------------
$249,922)

PUT SWAPTIONS PURCHASED - 0.2%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16               3,700(n)      2,009,100
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15               3,620(n)      2,400,060

                                                 =========
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $4,071,730)                              4,409,160
                                                 ---------
PUT SWAPTIONS WRITTEN - (0.4)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08             (3,420)(n)     (1,627,578)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                     (3,270)(n)     (1,296,882)
  Deutsche Bank, Strike
Price $5.02,
    Expires 01/29/07             (2,992)(n)     (1,193,010)
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07             (8,800)(n)     (5,256,240)

                                                ==========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received                            (9,373,710)
                                                ----------
$7,736,873)

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (3.7)%                   (97,805,552)
                                     -----------
NET ASSETS - 100.0%               $2,641,110,155
                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              69

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

-------------------

 (a) Cost for federal Income tax purposes is $3,051,406,818. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $  2,700,912
      Gross unrealized depreciation                                       (56,045,174)
                                                                         ------------
                                                                         $(53,344,262)
                                                                         ============

 (b) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 6.6% of its net assets, with a current market value of $173,530,854, in securities restricted as to resale.  (c) Rates shown are the effective yields as of March 31, 2006.
 (d) Securities, or a portion thereof, with a market value of $13,554,632 have been pledged as collateral for swap and swaption contracts.  (e) Securities, or a portion thereof, pledged as collateral with a value of $7,778,411 on 4,445 short U.S. Treasury Note futures contracts, 3,892 long U.S.
       Treasury Note futures contracts, 1,605 long U.S. Treasury Bond futures contracts and 729 short Euro-Bobl futures contracts expiring June 2006.
       The value of such contracts on March 31, 2006 was  $1,150,603,986, with an unrealized loss of $2,920,136 (including commissions of $22,444).
     (f) Securities, or a portion thereof, subject to financing transactions.
 (g) Variable rate security. Rates shown are the rates as of March 31, 2006.
 (h) Interest rate of underlying collateral.
  (i) Security is illiquid. As of March 31, 2006, the Portfolio held 0.5% of its net assets, with a current market value of $13,561,737 in these securities.
  (j) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, these securities had a total market value of $7,565,076 which represents 0.3% of net assets.
  (k) Security is a foreign domiciled issuer which is registered with the
       Securities and Exchange Commission.
  (l) Security in default.
 (m) The rate shown is the effective yield on the discount notes at the time of purchase.
 (n) Each swaption contract is equivalent to $10,000 notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
70

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                        CORE PLUS TOTAL RETURN PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                             NUMBER
                           OF SHARES     VALUE
                          ----------- -----------
PREFERRED STOCKS - 0.1%
  Raytheon Co. Trust I
  7.00%
  (Cost $469,966)               8,950    $451,975
                                         --------

                                      PAR
                       MATURITY      (000)
                    -------------- ---------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 21.1%
  Federal National Mortgage
  Association, Notes
      3.12%               03/16/09    $1,800     1,700,620
  Federal National Mortgage
  Association, Unsecured Notes
      2.35%            04/06-04/07     3,335     3,258,726
      3.02%               06/01/06     9,000     8,970,930
      1.75%               06/16/06       185       183,776
      4.00%            10/06-01/09     7,245     7,123,056
  Resolution Funding Corp. Strip
  Bonds
      6.29%(b)            07/15/18       100        53,038
      6.30%(b)            10/15/18       100        52,358
  Small Business Administration
  Participation Certificates,
Series
  02-P10B, Class 1
      5.20%               08/01/12       459       453,043
  Small Business Administration
  Participation Certificates,
Series
  04-P10A, Class 1
      4.50%               02/01/14     1,415     1,348,565
  U.S. Treasury Bonds
      8.12%(c)            08/15/19     4,415     5,729,151
      8.50%               02/15/20     2,650     3,553,899
      8.75%               08/15/20     3,135     4,305,973
      6.25%(c)            08/15/23     8,025     9,101,482
      6.75%               08/15/26     1,095     1,326,233
      5.38%               02/15/31       375       394,746
  U.S. Treasury Notes
      4.00%(d)         08/07-09/07     8,905     8,796,510
      4.25%(d)            10/31/07     3,250     3,220,292
      4.38%(d)         12/07-11/08     6,070     6,014,514
      4.62%               02/29/08     6,000     5,975,862
  U.S. Treasury Strip
      4.77%(b)            11/15/27     6,285     2,124,958

                                                 =========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $75,349,514)                            73,687,732
                                                ----------
MORTGAGE PASS-THROUGHS - 24.1%
  Federal Home Loan Mortgage Corp.
  Gold
      4.00%            05/10-05/19       739       710,182
      6.00%            05/13-08/17       617       624,297
      5.50%            08/17-10/17       341       339,104
      4.50%            05/18-08/20     6,448     6,168,595
      5.00%            10/18-09/35     6,541     6,327,663
      6.50%            04/31-12/34     1,167     1,190,560
  Federal Home Loan Mortgage Corp.
  Gold TBA
      5.00%               04/01/21     5,800     5,651,375

                                                             PAR
                                               MATURITY     (000)       VALUE
                                            ------------- --------- -------------
MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association
    6.00%                                     04/09-08/35   $ 1,564   $ 1,567,668
    5.50%                                     07/14-12/35    33,608    33,110,066
    6.50%                                     03/16-01/17       263       269,612
    5.00%                                     09/17-03/36    12,702    12,220,300
    4.50%                                     04/19-04/36     6,702     6,264,340
    4.00%                                        05/01/20        32        30,218
    7.00%                                     03/31-07/34       432       445,087
  Federal National Mortgage
    Association 10 Year Balloon
    6.28%                                        08/01/11     1,800     1,870,206
  Federal National Mortgage
    Association ARM
    4.57%(e)                                     01/01/35     2,574     2,534,660
  Government National Mortgage
    Association
    6.00%                                     11/28-06/32     1,042     1,054,969
    6.50%                                        04/15/31       196       203,704
    7.00%                                     06/31-09/31       248       259,214
    5.50%                                     11/33-02/35       996       986,498
  Government National Mortgage
    Association 1 Year CMT
    3.75%(e)                                     05/20/34     2,226     2,172,320

                                                                      ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $85,460,048)                                                   84,000,638
                                                                      -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.3%
  Bank of America Alternative Loan
    Trust, Series 04-7, Class 4A1
    5.00%                                        08/25/19       898       871,220
  Countrywide Alternative Loan Trust,
    Series 04-18CB, Class 2A5
    5.27%(e)                                     09/25/34     1,102     1,104,870
  Countrywide Home Loans, Series
    04-29, Class 1A1
    5.09%                                        02/25/35       955       956,049
  Federal Home Loan Mortgage Corp.,
    Series 04-2877, Class PA
    5.50%                                        07/15/33     1,193     1,183,423
  Federal Home Loan Mortgage Corp.,
    Series 2825, Class VP
    5.50%                                        06/15/15     1,307     1,303,113
  Federal Home Loan Mortgage Corp.,
    Series 2922, Class GA
    5.50%                                        05/15/34     2,676     2,645,285
  Federal Home Loan Mortgage Corp.,
    Series 2927, Class BA
    5.50%                                        10/15/33     1,785     1,768,006
  Federal National Mortgage
    Association, Series 99-7, Class AB
    6.00%                                        03/25/29       749       750,476
  Federal National Mortgage
    Association, Series 02-73, Class
    AN
    5.00%                                        11/25/17     1,800     1,744,990
  Federal National Mortgage
    Association, Series 03-35, Class
    TE
    5.00%                                        05/25/18     1,680     1,630,314

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              71

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                 PAR
                                                   MATURITY     (000)       VALUE
                                                  ---------- ---------- -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal National Mortgage
    Association, Series 04-29, Class
    HC
    7.50%                                           07/25/30    $ 1,485   $ 1,556,568
  Federal National Mortgage
    Association, Series 04-60, Class
    LB
    5.00%                                           04/25/34      2,082     2,018,501
  Federal National Mortgage
    Association, Series 04-99, Class
    AO
    5.50%                                           01/25/34      1,579     1,557,061
  Federal National Mortgage
    Association, Series 05-15, Class
    PL
    5.50%                                           03/25/35      1,912     1,894,041
  Federal National Mortgage
    Association, Series 05-57, Class
    PA
    5.50%                                           05/25/27      1,601     1,601,147
  Federal National Mortgage
    Association, Series 05-70, Class
    NA
    5.50%                                           08/25/35      1,176     1,167,583
  Federal National Mortgage
    Association, Series 05-80, Class
    PB
    5.50%                                           04/25/30      1,737     1,734,198
  Federal National Mortgage
    Association, Series 363, Class 2
    (IO)
    5.50%(b)                                        11/01/35      3,217       856,546
  Federal National Mortgage
    Association, Series 367, Class 2
    (IO)
    5.50%(b)                                        01/25/36      3,570       948,064
  Harborview Mortgage Loan Trust,
    Series 05-10, Class 2A1A
    5.09%(e)                                        11/19/35      2,167     2,167,600
  Indymac Index Mortgage Loan Trust,
    Series 05-AR18, Class 2A1B
    5.60%(e)                                        10/25/36      2,922     2,972,779
  J.P. Morgan Mortgage Trust, Series
    06-A2, Class 4A1
    3.89%(e)(f)                                     08/25/34      3,625     3,512,285

                                                                          ===========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $36,504,931)                                                       35,944,119
                                                                          -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 13.0%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1, Class
    A2
    6.50%                                           04/15/36      2,014     2,086,713
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 00-WF2,
    Class A2
    7.32%                                           10/15/32      1,400     1,494,376
  Chase Commercial Mortgage
    Securities Corp., Series 99-2,
    Class A2
    7.20%                                           01/15/32        285       300,876
  Chase Commercial Mortgage
    Securities Corp., Series 00-1,
    Class A2
    7.76%                                           04/15/32        510       541,777

                                                                 PAR
                                                   MATURITY     (000)       VALUE
                                                  ---------- ---------- -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                                           09/15/30    $ 1,731   $ 1,747,364
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 98-C2,
    Class A2
    6.30%                                           11/11/30      3,919     3,992,886
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 01-CK6,
    Class A3
    6.39%                                           10/15/11        325       338,676
  Donaldson, Lufkin and Jenrette, Inc.,
    Commerical Mortgage Corp.,
    Series 00-CKP1, Class A1B
    7.18%                                           11/10/33      2,220     2,363,444
  General Electric Capital Commercial
    Mortgage Corp., Series 01-3, Class
    A2
    6.07%                                           06/10/38      1,670     1,720,617
  General Electric Capital Commercial
    Mortgage Corp., Series 02-1A,
    Class A3
    6.27%                                           12/10/35      1,730     1,801,310
  General Electric Capital Commercial
    Mortgage Corp., Series 05-C4,
    Class A4
    5.33%                                           11/10/45      2,900     2,860,600
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C2, Class A2
    6.94%                                           09/15/33      1,400     1,457,225
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                           08/15/36      1,321     1,382,848
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C1, Class A2
    7.72%                                           03/15/33      1,490     1,600,240
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C2, Class A2
    7.46%                                           08/16/33      1,390     1,486,003
  Goldman Sachs Mortgage Securities
    Corp. II, Series 99-C1, Class A2
    6.11%(e)                                        11/18/30      1,659     1,682,064
  Goldman Sachs Mortgage Securities
    Corp. II, Series 03-C1, Class X2
    (IO)
    1.11%(b)(g)                                     01/10/40     20,950       502,546
  Goldman Sachs Mortgage Securities
    Corp. II, Series 04-GG2, Class A4
    4.96%                                           08/10/38      1,625     1,593,768
  Goldman Sachs Mortgage Securities
    Corp. II, Series 06-GG6, Class A4
    5.55%                                           04/10/38        795       793,416
  Greenwich Capital Commercial
    Funding Corp., Series 05-GG3,
    Class A3
    4.57%                                           08/10/42      2,445     2,347,396
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01-CIB2, Class A3
    6.43%                                           04/15/35        820       851,473

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
72

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                 PAR
                                                   MATURITY     (000)       VALUE
                                                  ---------- ---------- -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01-CIBC, Class A3
    6.26%                                           03/15/33     $1,150   $ 1,189,447
  Keycorp, Series 00-C1, Class A2
    7.73%                                           05/17/32      2,060     2,206,110
  Lehman Brothers Commercial
    Conduit Mortgage Trust, Series
    98-C4, Class A1B
    6.21%                                           10/15/35        900       916,004
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C4,
    Class A2
    7.37%                                           08/15/26      1,245     1,331,815
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 02-C7,
    Class A2
    3.90%                                           12/15/26        510       497,607
  Morgan Stanley Capital Investments,
    Series 98-HF2, Class A2
    6.48%                                           11/15/30        313       319,086
  Morgan Stanley Capital Investments,
    Series 99-FNV1, Class A2
    6.53%                                           03/15/31        500       512,643
  Salomon Brothers Mortgage
    Securities VII, Series 99-C1, Class
    A2
    7.10%(e)                                        05/18/32      1,723     1,783,737
  Salomon Brothers Mortgage
    Securities VII, Series 00-C3, Class
    A2
    6.59%                                           10/18/10      1,650     1,715,956
  Salomon Brothers Mortgage
    Securities VII, Series 01-C2, Class
    A3
    6.50%                                           10/13/11      1,960     2,052,770

                                                                          ===========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $46,719,720)                                                       45,470,793
                                                                          -----------
CERTIFICATE OF DEPOSIT - 1.4%
  Barclays Bank PLC NY
    4.90%(e)                                        03/13/09      4,665     4,665,000
  SunTrust Bank, Inc.
    4.42%                                           06/15/09        430       418,476

                                                                          ===========
TOTAL CERTIFICATE OF DEPOSIT
  (Cost $5,095,000)                                                         5,083,476
                                                                          -----------
ASSET BACKED SECURITIES - 14.2%
  American Express Credit Account
    Master Trust, Series 05-3, Class A
    4.75%(e)                                        01/18/11      2,675     2,679,548
  Asset Securitization Corp., Series
    97-D5, Class A1C
    6.75%                                           02/14/41        945       961,197
  Bank One Issuance Trust, Series
    03-A3, Class A3
    4.86%(e)                                        12/15/10      2,375     2,379,867
  Bear Stearns Securities, Inc., Series
    06-EC1, Class A1
    4.90%(e)                                        08/25/29      2,461     2,460,525

                                                                 PAR
                                                   MATURITY     (000)       VALUE
                                                  ---------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  Capital Auto Receivables Asset Trust,
    Series 05-1, Class A4
    4.05%                                           07/15/09     $2,650   $ 2,610,250
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                           06/15/10      2,275     2,210,276
  Citibank Credit Card Issuance Trust,
    Series 03-A3, Class A3
    3.10%                                           03/10/10      1,125     1,082,109
  Citibank Credit Card Issuance Trust,
    Series 03-A6, Class A6
    2.90%                                           05/17/10      1,805     1,722,928
  Citibank Credit Card Issuance Trust,
    Series 03-A9, Class A9
    4.85%(e)                                        11/22/10      3,525     3,529,943
  Citibank Credit Card Issuance Trust,
    Series 04, Class A1
    2.55%                                           01/20/09      3,270     3,204,437
  Citibank Credit Card Issuance Trust,
    Series 06-A2, Class A2
    4.85%                                           02/10/11      2,550     2,523,531
  Countrywide Certificates, Series
    04-13, Class AV4
    5.11%(e)                                        06/25/35      1,238     1,242,310
  Countrywide Certificates, Series
    05-BC5, Class 3A1
    4.92%(e)                                        10/25/27      1,969     1,970,221
  Countrywide Certificates, Series
    05-IM2, Class A1
    4.93%(e)                                        01/25/36      1,810     1,810,384
  MBNA Credit Card Master Notes
    Trust, Series 03, Class A7
    2.65%                                           11/15/10      3,250     3,080,567
  MBNA Credit Card Master Notes
    Trust, Series 03-A6, Class A6
    2.75%                                           10/15/10      1,500     1,427,575
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                                           09/15/09      2,620     2,555,729
  Merrill Lynch Mortgage Investors,
    Inc., Series 05-HE2, Class A2A
    4.93%(e)                                        09/25/36      2,030     2,030,389
  Structured Asset Investment Loan
    Trust, Series 06-1, Class A1
    4.90%(e)                                        01/25/36      2,508     2,510,369
  Structured Asset Receivables Trust,
    Series 03-2
    4.91%(e)(g)(h)                                  01/21/09      1,331     1,330,825
  Structured Asset Securities Corp.,
    Series 03-AL2, Class A
    3.36%(g)                                        01/25/31        747       662,138
  Student Loan Marketing Association
    Student Loan Trust, Series 04-5,
    Class A2
    4.65%(e)                                        04/25/14      1,434     1,434,415
  Student Loan Marketing Association
    Student Loan Trust, Series 04-9,
    Class A2
    4.64%(e)                                        10/25/12      1,326     1,323,449

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              73

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  Student Loan Marketing Association
    Student Loan Trust, Series 05-6,
    Class A5B
     4.63%(e)                           07/27/26     $2,800   $ 2,801,555

                                                              ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $50,199,629)                                           49,544,537
                                                              -----------
CORPORATE BONDS - 23.5%
Aerospace - 0.3%
  BE Aerospace, Inc., Senior Notes
     8.50%                              10/01/10        110       117,288
  Lockheed Martin Corp., Senior
    Debentures
     8.50%                              12/01/29        295       384,367
  Northrop Grumman Corp.,
    Debentures
     7.88%                              03/01/26        105       125,743
  Northrop Grumman Corp., Senior
    Unsecured Notes
     4.08%                              11/16/06        495       491,495

                                                              ===========
                                                                1,118,893
                                                              -----------
Banks - 8.1%
  Banc One Corp., Senior Unsecured
    Notes
     2.62%                              06/30/08        220       207,778
  Bank of America Corp., Senior
    Unsecured Notes
     4.50%                              08/01/10        855       829,187
  Bank of America Corp., Subordinated
    Notes
     7.80%                              02/15/10         75        81,098
  Bank of America Corp., Unsecured
    Notes
     4.96%(e)                           03/24/09      2,725     2,724,883
  Bank of New York Co., Inc., Senior
    Subordinated Notes
     3.80%(i)                           02/01/08        400       389,858
  Citigroup, Inc., Senior Unsecured
    Notes
     5.75%                              05/10/06      2,000     2,001,442
     4.25%                              07/29/09      1,945     1,883,596
  Citigroup, Inc., Unsecured Notes
     3.62%                              02/09/09         75        71,837
     4.12%                              02/22/10      2,475     2,370,827
  Depfa ACS Bank, Senior Notes
     3.62%                              10/29/08        850       819,556
  Deutsche Bank AG, Deposit Notes
     3.84%(f)                           03/15/07        800       795,280
  HBOS Treasury Services PLC,
    Unsecured Notes
     3.50%(g)                           11/30/07        350       340,654
     3.75%(g)                           09/30/08        505       487,202
  HSBC Bank USA, Subordinated
    Notes
     3.87%                              06/07/07      1,875     1,845,647
     4.62%                              04/01/14        415       388,627
  J.P. Morgan Chase & Co.,
    Subordinated Notes
     5.75%                              10/15/08        375       377,616
     7.12%                              06/15/09        100       104,827
  Rabobank Nederland, Senior Notes
     5.01%(e)(g)                        04/06/09      5,200     5,198,502

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
CORPORATE BONDS (Continued)
Banks (Continued)
  The Royal Bank of Scotland Capital
    Trust, Unsecured Notes
     4.71%(e)(j)                        12/29/49     $  200   $   185,201
  SunTrust Bank, Inc., Senior
    Unsecured Notes
     3.62%                              10/15/07        665       649,432
     4.00%                              10/15/08        325       315,226
  Swedish Export Credit Corp.,
    Unsecured Notes
     2.88%                              01/26/07        375       368,014
  U.S. Bancorp, Senior Unsecured
    Notes
     3.95%                              08/23/07        115       113,058
  U.S. Bank N.A., Senior Bank Notes
     2.40%                              03/12/07        715       694,622
  UBS Preferred Funding Trust, Inc.,
    Capital Securities
     8.62%(e)                           10/29/49         40        44,629
  USB Capital IX, Unsecured Notes
     6.19%(e)                           03/29/49        640       634,357
  Wachovia Bank N.A., Senior Bank
    Notes
     4.38%                              08/15/08         45        44,183
     4.98%(e)                           03/23/09      1,575     1,575,000
  Wachovia Capital Trust III, Trust
    Preferred Security
     5.80%(e)                           03/15/42        670       658,261
  Wachovia Corp., Subordinated Notes
     6.30%                              04/15/28        440       449,405
  Wells Fargo & Co., Senior Unsecured
    Notes
     4.20%                              01/15/10        600       576,660
  Wells Fargo & Co., Unsecured Notes
     4.62%                              08/09/10        255       247,423
     4.88%                              01/12/11        740       723,664

                                                              ===========
                                                               28,197,552
                                                              -----------
Broadcasting - 0.4%
  BSKYB Finance UK PLC, Senior
    Unsecured Notes
     6.50%(g)                           10/15/35         50        47,544
  Charter Communications Holdings
    LLC, Unsecured Notes
    10.25%                              09/15/10         30        29,550
  DirecTV Holdings LLC, Senior
    Unsecured Notes
     6.38%                              06/15/15         80        79,000
  Echostar DBS Corp., Senior
    Unsecured Notes
     7.12%(g)                           02/01/16         65        63,944
  News America, Inc., Notes
     6.40%(g)                           12/15/35        200       191,227
  News America, Inc., Senior
    Debentures
     7.12%                              04/08/28        125       127,638
     7.30%                              04/30/28        150       155,914
     7.28%                              06/30/28        125       129,582
     7.62%                              11/30/28        140       150,357

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
74

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                            PAR
                                            MATURITY       (000)       VALUE
                                         -------------- ---------- ------------
CORPORATE BONDS (Continued)
Broadcasting (Continued)
  News America, Inc., Senior
    Unsecured Notes
     6.20%                                     12/15/34     $  325   $  304,367

                                                                     ==========
                                                                      1,279,123
                                                                     ----------
Chemicals - 0.0%
  BCP Crystal U.S. Holdings Corp.,
    Senior Subordinated Notes
     9.62%                                     06/15/14         20       22,150
                                                                     ----------
Computer Software & Services - 0.4%
  Oracle Corp., Unsecured Notes
     5.25%(g)                                  01/15/16      1,325    1,271,063
  Sungard Data Systems, Inc., Senior
    Unsecured Notes
     9.12%(g)                                  08/15/13         10       10,575
     9.43%(e)(g)                               08/15/13         25       26,375

                                                                     ==========
                                                                      1,308,013
                                                                     ----------
Construction - 0.0%
  D.R. Horton, Inc., Senior Unsecured
    Notes
     8.50%                                     04/15/12         25       26,500
  International Steel Group, Inc.,
    Senior Unsecured Notes
     6.50%                                     04/15/14         20       19,850

                                                                     ==========
                                                                         46,350
                                                                     ----------
Containers - 0.0%
  Owens-Brockway Glass Container,
    Inc., Senior Unsecured Notes
     6.75%                                     12/01/14        100       97,750
                                                                     ----------
Electronics - 0.0%
  L-3 Communications Corp., Senior
    Subordinated Notes
     6.38%                                     10/15/15         50       49,250
                                                                     ----------
Energy & Utilities - 0.7%
  AES Ironwood LLC, Senior Secured
    Notes
     8.86%                                     11/30/25         93      104,280
  Centerpoint Energy, Inc., Senior
    Unsecured Notes
     7.25%                                     09/01/10        480      506,377
  Florida Power & Light Co., First
    Mortgage Bonds
     5.62%                                     04/01/34        150      142,962
  Midwest Generation LLC,
    Pass-Through Certificates
     8.56%                                     01/02/16        125      135,188
  Midwest Generation LLC, Senior
    Secured Notes
     8.75%                                     05/01/34         45       48,712
  Mirant N.A. LLC, Senior Unsecured
    Notes
     7.38%(g)                                  12/31/13         50       51,000
  Northwestern Corp., Notes
     5.88%                                     11/01/14         60       59,098
  NRG Energy, Inc., Senior Unsecured
    Notes
     7.25%                                     02/01/14         25       25,406
     7.38%                                     02/01/16        110      112,338
  Orion Power Holdings, Inc., Senior
    Unsecured Notes
    12.00%                                     05/01/10        120      135,300

                                                            PAR
                                            MATURITY       (000)       VALUE
                                         -------------- ---------- ------------
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
  Progress Energy, Inc., Senior
    Unsecured Notes
     7.75%                                     03/01/31     $  360   $  419,033
  Reliant Energy, Inc., Senior Secured
    Notes
     9.25%                                     07/15/10         10       10,025
     6.75%                                     12/15/14         90       80,100
  Talisman Energy, Inc.
     5.85%                                     02/01/37        125      117,507
  Tenaska Alabama Partners LP,
    Senior Secured Notes
     7.00%(g)                                  06/30/21         49       49,571
  TXU Corp., Senior Unsecured Notes
     4.80%                                     11/15/09        300      288,213

                                                                     ==========
                                                                      2,285,110
                                                                     ----------
Entertainment & Leisure - 1.0%
  Comcast Cable Holdings LLC, Senior
    Debentures
     7.88%                                  08/13-02/26        290      318,056
     8.75%                                     08/01/15        360      421,234
  Comcast Corp., Senior Unsecured
    Bonds
     6.50%                                     11/15/35        525      509,405
  Comcast Corp., Senior Unsecured
    Notes
     7.05%                                     03/15/33        155      159,516
  Comcast Corp., Unsecured Notes
     6.45%                                     03/15/37        500      481,101
  Mashantucket West Pequot, Notes
     5.91%(g)                                  09/01/21        100       95,818
  MGM Mirage, Inc., Senior Notes
     6.00%                                     10/01/09        230      226,550
  Mohegan Tribal Gaming Authority,
    Senior Unsecured Notes
     6.12%                                     02/15/13         70       68,775
  Time Warner Cos., Inc., Senior
    Debentures
     8.38%                                     03/15/23        150      169,595
     7.57%                                     02/01/24        720      774,956
     7.62%                                     04/15/31        100      108,934
  Time Warner Cos., Inc., Senior
    Unsecured Notes
     6.75%                                     04/15/11        200      207,422

                                                                     ==========
                                                                      3,541,362
                                                                     ----------
Finance - 5.5%
  Associates Corp. N.A., Senior Notes
     6.25%                                     11/01/08        275      281,271
  BAE Systems Holdings, Inc.,
    Unsecured Notes
     5.20%(g)                                  08/15/15        340      321,327
  Berkshire Hathaway Finance Corp.,
    Senior Unsecured Notes
     3.40%                                     07/02/07        410      401,316
     3.38%                                     10/15/08        500      478,872
     4.12%                                     01/15/10        105      100,650
  General Electric Capital Corp., Senior
    Unsecured Notes
     6.50%                                     12/10/07        200      203,882

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              75

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                        PAR
                                         MATURITY      (000)       VALUE
                                      ------------- ---------- -------------
CORPORATE BONDS (Continued)
Finance (Continued)
  General Electric Capital Corp.,
    Unsecured Notes
     3.45%(e)                           07/07-01/08     $4,050   $ 4,029,774
     4.12%                                 09/01/09      1,475     1,421,211
     5.00%                                 11/15/11      3,780     3,705,216
  The Goldman Sachs Group, Inc.,
    Unsecured Notes
     5.35%                                 01/15/16        600       579,517
  HSBC Finance Corp., Senior
    Unsecured Notes
     7.20%                                 07/15/06         50        50,270
     4.75%                                 05/15/09        340       333,798
  Morgan Stanley, Senior Notes
     4.91%(e)                              03/07/08      4,115     4,113,778
  Morgan Stanley, Senior Unsecured
    Notes
     6.75%                                 04/15/11        250       263,163
  Morgan Stanley, Unsecured Notes
     5.05%                                 01/21/11      1,515     1,485,103
  Nationwide Building Society, Senior
    Unsecured Notes
     3.50%(g)                              07/31/07        850       831,555
  Nationwide Building Society,
    Unsecured Notes
     4.25%(g)                              02/01/10         70        67,112
  UnitedHealth Group, Inc., Unsecured
    Notes
     5.80%                                 03/15/36        325       309,487
  USAA Capital Corp., Senior
    Unsecured Notes
     4.00%(g)                              12/10/07        370       362,230

                                                                 ===========
                                                                  19,339,532
                                                                 -----------
Food & Agriculture - 0.0%
  Smithfield Foods, Inc., Senior
    Unsecured Notes
     7.00%                                 08/01/11         50        49,750
                                                                 -----------
Insurance - 0.4%
  American General Corp., Senior
    Unsecured Notes
     7.50%(i)                              08/11/10        150       161,103
  New York Life Insurance Co.,
    Unsecured Notes
     5.88%(g)                              05/15/33        100        98,280
  TIAA Global Markets, Senior
    Unsecured Notes
     3.88%(g)                              01/22/08        465       453,375
  WellPoint, Inc., Unsecured Notes
     5.95%                                 12/15/34        345       332,124
     5.85%                                 01/15/36        325       307,069

                                                                 ===========
                                                                   1,351,951
                                                                 -----------
Leasing - 0.0%
  United Rentals N. A., Inc., Senior
    Unsecured Notes
     6.50%                                 02/15/12         40        39,200
                                                                 -----------
Manufacturing - 0.1%
  Belvoir Land LLC Revenue Bonds,
    Unsecured Notes
     5.27%(g)                              12/15/47        325       291,310

                                                        PAR
                                         MATURITY      (000)       VALUE
                                      ------------- ---------- -------------
CORPORATE BONDS (Continued)
Manufacturing (Continued)
  Briggs & Stratton Corp., Senior
    Unsecured Notes
     8.88%                                 03/15/11     $   50   $    55,375

                                                                 ===========
                                                                     346,685
                                                                 -----------
Medical & Medical Services - 0.1%
  Bio-Rad Laboratories, Inc., Senior
    Subordinated Notes
     7.50%                                 08/15/13         40        41,300
     6.12%                                 12/15/14        100        96,000
  HCA, Inc., Unsecured Notes
     5.50%                                 12/01/09         75        73,087
  Omnicare, Inc., Senior Subordinated
    Notes
     6.88%                                 12/15/15         90        89,775

                                                                 ===========
                                                                     300,162
                                                                 -----------
Metal & Mining - 0.1%
  Massey Energy Co., Senior
    Unsecured Notes
     6.88%(g)                              12/15/13        265       259,700
                                                                 -----------
Motor Vehicles - 0.1%
  DaimlerChrysler AG, Senior
    Debentures
     7.45%                                 03/01/27        135       141,911
  DaimlerChrysler N.A. Holding Corp.,
    Unsecured Notes
     4.05%                                 06/04/08         65        62,871

                                                                 ===========
                                                                     204,782
                                                                 -----------
Oil & Gas - 0.9%
  Amerada Hess Corp., Senior
    Unsecured Notes
     7.12%                                 03/15/33        200       218,738
  ANR Pipeline Co., Senior Debentures
     9.62%                                 11/01/21         10        12,275
     7.38%                                 02/15/24          5         5,162
  Chesapeake Energy Corp., Senior
    Notes
     7.50%                                 06/15/14         70        73,325
  Chesapeake Energy Corp., Senior
    Unsecured Notes
     6.25%                                 01/15/18        160       157,200
     6.88%(g)                              11/15/20         45        45,338
  Colorado Interstate Gas Co., Senior
    Unsecured Notes
     6.80%(g)                              11/15/15         45        45,782
  Consolidated Natural Gas, Inc.,
    Senior Debentures
     5.00%                                 03/01/14        235       221,022
  Consolidated Natural Gas, Inc.,
    Senior Unsecured Notes
     6.25%                                 11/01/11        150       153,267
  Devon Financing Corp., Senior
    Unsecured Notes
     7.88%                                 09/30/31        195       235,418
  Dynegy Holdings, Inc., Secured
    Notes
    10.12%(g)                              07/15/13        205       234,868

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
76

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  El Paso Natural Gas Co., Debentures
    8.62%                                 01/15/22      $  130   $  147,915
  El Paso Natural Gas Co., Senior
    Unsecured Notes
    8.38%                                 06/15/32           5        5,650
  EnCana Corp. (Canada), Unsecured
    Notes
    6.50%(j)                              08/15/34         140      146,891
  Enterprise Products Operating LP,
    Senior Unsecured Notes
    4.00%                                 10/15/07         225      219,960
    4.95%                                 06/01/10         450      436,503
  KCS Energy, Inc., Senior Unsecured
    Notes
    7.12%                                 04/01/12          35       35,088
  Northwest Pipeline Corp., Senior
    Unsecured Notes
    8.12%                                 03/01/10         175      184,625
  Phillips Petroleum Co., Senior
    Debentures
    7.00%                                 03/30/29          80       90,776
  Targa Resources, Inc., Senior
    Unsecured Notes
    8.50%(g)                              11/01/13          10       10,400
  Transcontinental Gas Pipeline Corp.,
    Senior Notes
    8.88%                                 07/15/12         180      206,550
  The Williams Cos., Inc., Senior
    Unsecured Notes
    7.62%                                 07/15/19          70       74,900
    7.75%                                 06/15/31          25       26,500

                                                                 ==========
                                                                  2,988,153
                                                                 ----------
Pharmaceuticals - 0.1%
  Bristol-Myers Squibb Co., Senior
    Debentures
    6.88%                                 08/01/47          75       78,701
  Wyeth, Unsecured Notes
    6.00%                                 02/15/36         350      341,896

                                                                 ==========
                                                                    420,597
                                                                 ----------
Real Estate - 0.7%
  American Real Estate Partners LP,
    Senior Unsecured Notes
    8.12%                                 06/01/12          75       77,250
    7.12%                                 02/15/13          40       39,400
  Avalonbay Communities, Inc., Senior
    Unsecured Notes
    6.62%                                 09/15/11         180      188,264
  Camden Property Trust, Unsecured
    Notes
    4.70%                                 07/15/09         380      369,538
  EOP Operating LP, Unsecured Notes
    4.65%                                 10/01/10         160      153,373
  ERP Operating LP, Senior Notes
    6.58%                                 04/13/15         240      252,347
  Prologis, Unsecured Notes
    5.50%                                 04/01/12         700      691,869
  The Rouse Co., Unsecured Notes
    5.38%                                 11/26/13         825      768,940

                                                                 ==========
                                                                  2,540,981
                                                                 ----------

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- ------------
CORPORATE BONDS (Continued)
Retail Merchandising - 0.2%
  Delhaize America, Inc., Senior
    Debentures
    9.00%                                 04/15/31      $  105   $  121,452
  Federated Department Stores, Senior
    Debentures
    6.79%                                 07/15/27         240      242,125
  May Department Stores Co.,
    Debentures
    6.65%                                 07/15/24         150      152,206
  May Department Stores Co., Senior
    Debentures
    8.50%                                 06/01/19          25       29,643

                                                                 ==========
                                                                    545,426
                                                                 ----------
Semiconductors & Related Devices - 0.0%
  Freescale Semiconductor, Inc.,
    Senior Unsecured Notes
    7.35%(e)                              07/15/09          50       51,125
  Magnachip Semiconductor, Secured
    Notes
    8.16%(e)                              12/15/11         135      136,687

                                                                 ==========
                                                                    187,812
                                                                 ----------
Telecommunications - 2.3%
  AT&T Broadband Corp., Unsecured
    Notes
    8.38%                                 03/15/13         670      753,515
  BellSouth Corp., Unsecured Notes
    4.26%(e)(g)                           04/26/06       1,550    1,549,082
  Cincinnati Bell, Inc., Senior
    Unsecured Notes
    7.25%                                 07/15/13         200      206,500
  Continental Cablevision, Inc., Senior
    Notes
    8.30%                                 05/15/06         400      401,231
  GTE Corp., Debentures
    6.94%                                 04/15/28          75       75,318
  Intelsat Ltd., Senior Unsecured Notes
    9.60%(e)                              01/15/12          90       92,025
  New Jersey Bell Telephone,
    Debentures
    7.85%                                 11/15/29          35       36,737
  Qwest Corp., Senior Unsecured
    Notes
    7.88%                                 09/01/11         130      138,613
  Qwest Corp., Unsecured Notes
    8.16%(e)                              06/15/13         135      147,825
  Rogers Wireless, Inc., Senior
    Secured Notes
    7.50%                                 03/15/15         190      203,775
  SBC Communications, Inc.,
    Unsecured Notes
    4.39%(g)                              06/05/06       1,500    1,497,855
    6.45%                                 06/15/34         230      226,999
    6.15%                                 09/15/34          25       23,741
  Sprint Capital Corp., Senior
    Unsecured Notes
    8.75%                                 03/15/32         350      437,590
  Verizon Global Funding Corp., Senior
    Unsecured Notes
    7.75%                                 12/01/30         260      287,234

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              77

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                            PAR
                                            MATURITY       (000)       VALUE
                                         -------------- ---------- -------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Verizon Maryland, Inc., Debentures
     5.12%                                     06/15/33     $   95   $    74,879
  Verizon Virginia, Inc., Debentures
     4.62%                                     03/15/13         60        54,819
  Vodafone Group PLC (United
    Kingdom), Unsecured Notes
     5.05%(e)(j)                               12/28/07      1,380     1,380,426
     5.00%(j)                               12/13-09/15        330       311,916
  Wind Acquistion Finance SA, Senior
    Unsecured Notes
    10.75%(g)                                  12/01/15        150       162,000

                                                                     ===========
                                                                       8,062,080
                                                                     -----------
Transportation - 0.0%
  Overseas Shipholding Group, Inc.,
    Senior Unsecured Notes
     7.50%                                     02/15/24        115       115,000
                                                                     -----------
Yankee - 2.1%
  AID-Israel, Unsecured Notes
     5.50%(j)                               09/23-04/24      1,475     1,501,604
  Deutsche Telekom International
    Finance BV (Netherlands), Senior
    Notes
     5.75%(j)                                  03/23/16        800       781,509
  Deutsche Telekom International
    Finance BV (Netherlands), Senior
    Unsecured Notes
     8.75%(j)                                  06/15/30         30        35,887
  Eksportfinans ASA (Norway),
    Unsecured Notes
     3.38%(j)                                  01/15/08      1,555     1,508,518
  France Telecom (France), Senior
    Unsecured Notes
     8.50%(e)(j)                               03/01/31         55        68,701
  Ispat Inland ULC (Canada), Senior
    Secured Notes
     9.75%(j)                                  04/01/14        415       469,469
  Omi Corp. (Mali), Senior Notes
     7.62%(j)                                  12/01/13         35        35,700
  Petro-Canada (Canada), Senior
    Unsecured Notes
     5.95%(j)                                  05/15/35        140       135,388
  Teck Cominco Ltd. (Canada), Senior
    Unsecured Notes
     6.12%(j)                                  10/01/35        225       211,689
  Telecom Italia Capital (Luxembourg),
    Senior Unsecured Notes
     6.00%(j)                                  09/30/34        260       233,901
  Telefonica Europe BV (Netherlands),
    Senior Unsecured Notes
     7.75%(j)                                  09/15/10        160       172,153
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
     6.38%(j)                                  10/15/11        275       282,527
  Tyco International Group SA
    (Luxembourg), Unsecured Notes
     6.00%(j)                                  11/15/13        480       482,181
     7.00%(j)                                  06/15/28        275       289,337
  United Mexican States (Mexico),
    Bonds
     8.12%(j)                                  12/30/19        460       539,580

                                                            PAR
                                            MATURITY       (000)       VALUE
                                         -------------- ---------- -------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  United Mexican States (Mexico),
    Senior Unsecured Notes
     8.00%(j)                                  09/24/22     $  605   $   707,245

                                                                     ===========
                                                                       7,455,389
                                                                     -----------

  TOTAL CORPORATE BONDS
  (Cost $83,385,234)
                                                                      82,152,753
                                                                     -----------
FOREIGN BONDS - 1.5%
  Bundesrepublic Deutschland
    (Germany) (EUR)
     4.75%                                     07/04/34      1,275     1,737,176
     4.00%                                     01/04/37      1,385     1,682,282
  General Electric Capital Corp., Senior
    Unsubordinated Notes (NZD)
     6.50%                                     09/28/15        260       158,782
  Mexican Fixed Rate Bonds (MXP)
                                              12/22/11-
     9.00%                                   12/20/12        1,620       153,453
     8.00%                                     12/19/13      2,400       215,154
     9.50%                                     12/18/14        620        60,524
  Province of Manitoba (Canada),
    Senior Unsecured Notes (NZD)
     6.38%                                     09/01/15        635       388,171
  Province of Ontario (Canada),
    Unsecured Notes (NZD)
     6.25%                                     06/16/15      1,130       689,089
  Province of Quebec (Canada), Bonds
    (NZD)
     6.75%(e)                                  11/09/15        350       219,166

                                                                     ===========
TOTAL FOREIGN BONDS
  (Cost $5,652,358)                                                    5,303,797
                                                                     -----------
TAXABLE MUNICIPAL BONDS - 0.2%
  Fort Irwin Land California LLC
    Revenue Bonds, Series 05
     5.40%(g)
  (Cost $599,725)                              12/15/47        600       545,940
                                                                     -----------

                         NUMBER OF
                           SHARES
                        -----------
SHORT TERM INVESTMENTS - 0.3%
  Galileo Money Market
    Fund
  (Cost $1,022,021)     1,022,021   1,022,021
                                    ---------

TOTAL INVESTMENTS IN
  SECURITIES -  109.7%
  (Cost $390,458,146(a))  383,207,781
                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
78

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                   PAR
                  MATURITY        (000)          VALUE
               -------------- ------------ ----------------
TBA SALE COMMITMENTS - (7.7)%
  Federal Home Loan Mortgage
Corp.
  Gold TBA
    4.50%            04/01/21   $  (2,300)   $  (2,195,062)
    5.00%            04/01/36      (2,000)      (1,902,500)
  Federal National Mortgage
  Association TBA
    4.50%            04/01/21      (2,400)      (2,294,251)
    5.00%         04/21-04/36      (3,000)      (2,901,251)
    5.50%            04/01/36     (17,000)     (16,590,946)
    6.00%            04/01/36      (1,000)        (999,689)

                                             =============
TOTAL TBA SALE COMMITMENTS
  (Proceeds $26,981,031)                       (26,883,699)
                                             -------------

                            NUMBER OF
                            CONTRACTS
                          ------------
CALL OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Note
    futures, Strike Price
$111, Expires
    05/26/06                    (32)            (500)
  September 10 year U.S.
Treasury
    Note futures, Strike
Price $110,
    Expires 08/25/06            (29)          (4,984)

                                              ======
TOTAL CALL OPTIONS WRITTEN
  (Premiums received                          (5,484)
                                              ------
$29,564)
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16            490(k)       180,320
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15            460(k)       273,240

                                            =======
TOTAL CALL SWAPTIONS PURCHASED
  (Cost $526,635)                           453,560
                                            -------

CALL SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08           (500)(k)     (121,500)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                   (370)(k)     (176,305)
  Deutsche Bank, Strike
Price $5.02,
    Expires 01/29/07           (442)(k)      (43,973)
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07         (1,130)(k)      (95,485)

                                            ========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received                        (437,263)
                                            --------
$1,016,338)

PUT OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
$107, Expires
    05/26/06                    (32)         (34,000)
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06            (29)         (29,000)

                                             =======
TOTAL PUT OPTIONS WRITTEN
  (Premiums received                         (63,000)
                                             -------
$31,845)

                           NUMBER OF
                           CONTRACTS     VALUE
                          ----------- -----------
PUT SWAPTIONS PURCHASED - 0.2%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16          490(k)     $266,070
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15          460(k)      304,980

                                         ========
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $526,635)                         571,050
                                         --------

PUT SWAPTIONS WRITTEN - (0.4)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08           (500)(k)       (237,950)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                   (370)(k)       (146,742)
  Deutsche Bank, Strike
Price $5.02,
    Expires 01/29/07           (442)(k)       (176,070)
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07         (1,130)(k)       (674,949)

                                              ========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received                        (1,235,711)
                                            ----------
$1,016,338)

LIABILITIES IN
  EXCESS OF OTHER
  ASSETS -  (1.8)%       (6,429,480)
                         ----------
NET ASSETS - 100.0%    $349,177,754
                       ============

-------------------

 (a) Cost for federal Income tax purposes is $390,655,291. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $ 1,094,169
      Gross unrealized depreciation                                       (8,541,679)
                                                                         -----------
                                                                         $(7,447,510)
                                                                         ===========

 (b) Rates shown are the effective yields as of March 31, 2006.
  (c) Securities, or a portion thereof, with a market value of $2,437,383 have been pledged as collateral for swap and swaption contracts.  (d) Securities, or a portion thereof, subject to financing transactions.
 (e) Variable rate security. Rates shown are the rates as of March 31, 2006.
  (f) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, these securities had a total market value of $4,307,565 which represents 1.2% of net assets.
 (g) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 4.9% of its net assets, with a current market value of $17,105,138, in securities restricted as to resale.
 (h) Security is illiquid. As of March 31, 2006, the Portfolio held 0.4% of its net assets, with a current market value of $1,330,825 in these securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              79

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

  (i) Securities, or a portion thereof, pledged as collateral with a value of
       $555,056 on 113 long U.S. Treasury Bond futures contracts, 362 long U.S.
       Treasury Note futures contracts, 373 short U.S. Treasury Note futures contracts, 67 long U.S Treasury Note futures contracts and 96 short
       Euro-Bobl futures contracts expiring June 2006. The value of such contracts on March 31, 2006 was $116,250,134 with an unrealized loss of
       $273,279 (including commissions of $2,211).
  (j) Security is a foreign domiciled issuer which is registered with the
       Securities and Exchange Commission.
  (k) Each swaption contract is equivalent to $10,000 notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
80

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                          GOVERNMENT INCOME PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 59.7%
  Small Business Administration
    Participation Certificates, Series
    96-20J, Class 1
     7.20%                                         10/01/16   $    127   $    131,767
  Small Business Administration
    Participation Certificates, Series
    98-20J, Class 1
     5.50%                                         10/01/18        114        113,822
  Small Business Investment Cos.
    Pass-Through, Series 03-10A,
    Class 1
     4.63%                                         03/10/13      1,020        972,863
  U.S. Treasury Bonds
     8.00%(b)(c)                                   11/15/21      2,820      3,704,335
     6.50%                                         11/15/26        735        868,391
     5.38%(d)                                      02/15/31      4,000      4,210,624
  U.S. Treasury Notes
     3.50%                                         12/15/09      2,475      2,365,172
     4.50%(b)(d)                                02/11-02/16    352,465    342,286,511

                                                                         ============
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $364,106,866)                                                     354,653,485
                                                                         ------------
MORTGAGE PASS-THROUGHS - 58.5%
  Federal Home Loan Mortgage Corp.
    Gold
     5.50%                                      10/13-04/36      8,289      8,101,216
     6.00%                                      10/13-10/33      2,044      2,068,580
     5.00%                                      04/18-02/36     22,636     21,657,494
     4.50%                                      05/18-04/36      8,466      7,957,148
     8.00%                                      01/25-11/26        128        136,876
     7.50%                                         11/01/25          1          1,263
     6.50%                                      03/29-10/34        419        428,225
     7.00%                                      09/31-04/32        139        143,288
  Federal National Mortgage
    Association
     7.00%                                      08/09-12/11         22         22,773
     6.00%                                      11/09-12/35     88,054     88,116,552
     4.00%                                      05/10-03/20     13,747     12,952,248
     6.50%                                      01/13-04/35     11,567     11,827,967
     5.50%(c)                                   12/13-04/36    120,286    118,134,346
     8.00%                                         08/01/14         11         11,899
     5.00%                                      02/18-10/35     28,617     27,830,792
     4.50%                                      03/19-12/35     16,453     15,524,441
     7.50%                                      06/24-04/26         42         43,857
  Federal National Mortgage
    Association TBA
     5.00%                                         04/01/36     27,300     25,986,188
     6.50%                                         04/01/36      5,400      5,508,000
  Government National Mortgage
    Association
     8.00%                                         04/20/13         75         78,977
     6.00%                                      01/14-06/14        247        251,241
     5.50%                                      03/14-08/33        494        493,789
     7.00%                                      10/27-06/28        292        304,230
     7.50%                                         11/15/27          1            538
     6.50%                                         10/15/34         83         86,471

                                                                         ============
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $354,035,805)                                                     347,668,399
                                                                         ------------

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
  Federal National Mortgage
    Association, Series 03-130, Class
    SP (IO)
     2.18%(e)                                    08/25/28    $  5,802    $    139,251
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (IO)
    11.00%(e)                                    02/17/17          35           8,111
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (PO)
    11.50%(f)                                    02/17/17          35          32,271

                                                                         ============
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $351,399)
                                                                              179,633
                                                                         ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 1.8%
  Banc of America Alternative Loan
    Trust, Series 06-1, Class 4CB1
     6.50%(g)                                    02/25/36       4,131       4,155,582
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
     7.18%                                       08/15/36         861         900,645
  J.P. Morgan Mortgage Trust, Series
    06-A2, Class 5A3
     3.75%(g)                                    11/25/33       5,900       5,738,441

                                                                         ============
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $10,872,920)                                                       10,794,668
                                                                         ------------
PROJECT LOANS - 0.0%
  Federal Housing Authority
     7.43%
  (Cost $664)                                    09/01/22           1             640
                                                                         ------------
ASSET BACKED SECURITIES - 1.8%
  The Money Store Small Business
    Administration Loan Trust, Series
    99-1, Class A
     5.30%(g)                                    07/15/25          76          75,320
  Option One Mortgage Loan Trust,
    Series 06-1, Class 2A1
     4.55%(g)                                    01/25/36       9,249       9,248,768
  Structured Asset Receivables Trust,
    Series 03-2
     4.91%(g)(h)(i)                              01/21/09       1,289       1,288,576

                                                                         ============
TOTAL ASSET BACKED SECURITIES
  (Cost $10,610,675)
                                                                           10,612,664
                                                                         ------------

                             NUMBER
                           OF SHARES
                          -----------
SHORT TERM INVESTMENTS - 0.6%
  Galileo Money Market Fund
  (Cost $3,648,492)         3,648,492   3,648,492
                                        ---------

TOTAL INVESTMENTS IN SECURITIES -  122.4%
  (Cost $743,626,821(a))              727,557,981
                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              81

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    GOVERNMENT INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                      PAR
                                      MATURITY       (000)          VALUE
                                   ------------- ------------ ----------------
TBA SALE COMMITMENTS - (20.2)%
  Federal Home Loan Mortgage Corp.
    Gold TBA
    4.50%                            04/21-05/36   $  (7,200)   $   (6,729,062)
  Federal National Mortgage
    Association TBA
    5.00%                               04/01/21     (19,100)      (18,616,541)
    5.50%                               04/15/34     (38,200)      (37,280,832)
    6.00%                               04/01/36     (57,200)      (57,182,154)

                                                                ==============
TOTAL TBA SALE COMMITMENTS
  (Proceeds $120,216,035)                                         (119,808,589)
                                                                --------------

                             NUMBER OF
                             CONTRACTS
                          ---------------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Note futures, Strike
Price $110,
    Expires 08/25/06
  (Premiums received             (55)          (9,453)
                                               ------
$28,205)
CALL SWAPTIONS WRITTEN - 0.0%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08
  (Premiums received            (610)(j)     (148,230)
                                             --------
$266,570)
PUT OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06
  (Premiums received             (55)          (5,500)
                                             --------
$29,065)
PUT SWAPTIONS WRITTEN - 0.0%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08
  (Premiums received            (610)(j)     (290,299)
                                             --------
$266,570)

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (2.2)%                 (12,812,029)
                                   -----------
NET ASSETS - 100.0%              $ 594,483,881
                                 =============

-------------------

 (a) Cost for federal Income tax purposes is $743,978,469. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $    108,630
      Gross unrealized depreciation                                       (16,529,118)
                                                                         ------------
                                                                         $(16,420,488)
                                                                         ============

 (b) Securities, or a portion thereof, with a market value of $1,991,425 have been pledged as collateral for swap and swaption contracts.  (c) Securities, or a portion thereof, pledged as collateral with a value of $1,187,070 on 281 long U.S. Treasury Note futures contracts and 1,951 short U.S.
       Treasury Note futures contracts expiring June 2006 and 51 short
       Euro-dollar futures contracts expiring December 2006. The value of such contracts on March 31, 2006 was  $245,733,317, with an unrealized gain of $845,290 (including commissions of $4,863).
 (d) Securities, or a portion thereof, subject to financing transactions.
 (e) Rates shown are the effective yields as of March 31, 2006.
  (f) Interest rate of underlying collateral.
 (g) Variable rate security. Rates shown are the rates as of March 31, 2006.

 (h) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 0.2% of its net assets, with a current market value of $1,288,576, in securities restricted as to resale.
  (i) Security is illiquid. As of March 31, 2006, the Portfolio held 0.2% of its net assets, with a current market value of $1,288,576 in these securities.
  (j) Each swaption contract is equivalent to $10,000 notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
82

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                       INFLATION PROTECTED BOND PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                    PAR/SHARES
                       MATURITY       (000)        VALUE
                    -------------- ----------- -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 94.5%
  Federal National Mortgage
  Association, Unsecured Notes
      2.35%               04/29/06      $  800   $   798,451
  U.S. Treasury Bonds
      6.25%(b)            08/15/23         190       215,487
      4.50%               02/15/36         270       253,336
  U.S. Treasury Inflation
Protected
  Bonds
      1.88%               07/15/15       2,790     2,735,679
      2.38%               01/15/25       3,660     3,869,716
      2.00%               01/15/26       1,650     1,562,335
      3.62%(c)            04/15/28       1,635     2,464,223
      3.88%(b)            04/15/29       1,725     2,670,731
  U.S. Treasury Inflation
Protected
  Notes
      3.62%               01/15/08       3,500     4,413,667
      3.88%               01/15/09       2,155     2,728,245
      4.25%               01/15/10       1,155     1,462,730
      0.88%(b)            04/15/10       3,685     3,653,773
      3.50%               01/15/11         435       523,943
      3.38%               01/15/12         790       935,457
      3.00%               07/15/12       2,975     3,419,381
      1.88%               07/15/13       2,425     2,542,628
      2.00%            01/14-01/16       5,940     6,154,852
      1.62%               01/15/15       1,725     1,690,722

                                                 ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $43,316,324)                              42,095,356
                                                 -----------
MORTGAGE PASS-THROUGHS - 2.8%
  Federal National Mortgage
  Association ARM
      4.38%(d)            06/01/34         447       439,057
      4.64%(d)            02/01/35         804       791,010

                                                 ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $1,256,554)                                1,230,067
                                                 -----------
CORPORATE BONDS - 0.2%
Yankee - 0.2%
  United Mexican States (Mexico),
  Senior Unsecured Notes
      6.62%(e)            03/03/15          25        26,100
      6.75%(e)            09/27/34          50        51,625

                                                 ===========
                                                      77,725
                                                 -----------
TOTAL CORPORATE BONDS
  (Cost $78,729)                                      77,725
                                                 -----------
FOREIGN BONDS - 1.3%
  Bundesrepublic Deutschland
  (Germany) (EUR)
      4.75%               07/04/34         100       136,249
      4.00%               01/04/37         175       212,563
  Government of France, Treasury
  Inflation Protected Notes (EUR)
      2.25%               07/25/20         175       237,018

                                                 ===========
TOTAL FOREIGN BONDS
  (Cost $620,236)                                    585,830
                                                 -----------

                             NUMBER
                           OF SHARES      VALUE
                          ----------- -------------
SHORT TERM INVESTMENTS - 3.8%
  Galileo Money Market Fund
  (Cost $1,709,224)         1,709,224    $1,709,224
                                         ----------

TOTAL INVESTMENTS IN
  SECURITIES -  102.6%
  (Cost $46,981,067(a))                  45,698,202
                                         ----------

                             NUMBER OF
                             CONTRACTS
                          ---------------
CALL OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Note
    futures, Strike Price
$111, Expires
    05/26/06                      (9)          (141)
  September 10 year U.S.
Treasury
    Note futures, Strike
Price $110,
    Expires 08/25/06             (12)        (2,062)

                                             ======
TOTAL CALL OPTIONS WRITTEN
  (Premiums received                         (2,203)
                                             ------
$7,879)
CALL SWAPTIONS WRITTEN - 0.0%
  Deutsche Bank, Strike
Price $4.80,
    Expires 01/11/07            (120)(f)     (6,732)
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07            (140)(f)    (11,830)

                                            =======
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received                        (18,562)
                                            -------
$74,497)
PUT OPTIONS PURCHASED - 0.0%
  September 90 day Euro
Bobl futures
    contracts, Strike
Price $94.75,
    Expires 09/18/06
  (Cost $18,049)                  75         27,188
                                            -------
PUT OPTIONS WRITTEN - (0.1)%
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
$107, Expires
    05/26/06                        (9)      (9,562)
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06             (12)       (12,000)

                                            =======
TOTAL PUT OPTIONS WRITTEN
  (Premiums received                        (21,562)
                                            -------
$11,722)
PUT SWAPTIONS WRITTEN - (0.2)%
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07            (140)(f)    (83,622)
  Deutsche Bank, Strike
Price $5.40,
    Expires 01/11/07            (120)(f)    (26,484)

                                            =======
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received                       (110,106)
                                           --------
$81,030)

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (2.3)%                 (1,033,091)
                                   ----------
NET ASSETS - 100.0%              $ 44,539,866
                                 ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              83

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                 INFLATION PROTECTED BOND PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

-------------------

 (a) Cost for federal Income tax purposes is $47,162,586. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $   158,113
      Gross unrealized depreciation                                    (1,622,497)
                                                                      -----------
                                                                      $(1,464,384)
                                                                      ===========

 (b) Securities, or a portion thereof, subject to financing transactions.
  (c) Securities, or a portion thereof, pledged as collateral with a value of
       $373,557 on 25 long U.S. Treasury Bond futures contracts, 11 short
       Euro-Bobl futures contracts, 2 short Euro-Bund futures contracts and 27 short U.S. Treasury Note futures contracts expiring June 2006, 8 long
       Euro-dollar futures contracts expiring September 2006 and 8 short
       Euro-dollar futures contracts expiring December 2006. The value of such contracts on March 31, 2006 was $12,081,473, with an unrealized gain of
       $30,551 (including commissions of $187).
 (d) Variable rate security. Rates shown are the rates as of March 31, 2006.
 (e) Security is a foreign domiciled issuer which is registered with the
       Securities and Exchange Commission.
  (f) Each swaption contract is equivalent to $10,000 notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
84

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                                 GNMA PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                               PAR
                                                MATURITY      (000)        VALUE
                                             ------------- ---------- --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.7%
  U.S. Treasury Notes
     4.50%(b)
  (Cost $10,556,667)                           11/10-02/16    $10,625   $ 10,360,561
                                                                        ------------
MORTGAGE PASS-THROUGHS - 118.8%
  Federal Home Loan Mortgage Corp.
    Gold
     5.50%                                     06/13-02/18        564        561,484
     6.00%                                     11/13-10/33        317        320,355
     6.50%                                     12/13-08/30        380        387,866
     8.00%                                        07/01/17         38         40,605
     9.00%                                        12/01/19          1            793
     7.50%                                     02/27-03/27          9          9,879
     5.00%                                        09/01/33         71         67,881
     4.50%                                        08/01/34      1,624      1,501,470
  Federal National Mortgage
    Association
     6.50%                                     02/13-04/35      4,852      4,962,142
     5.50%                                     12/13-07/35      8,810      8,633,185
     8.00%                                        08/01/14         87         91,228
     6.00%                                     04/16-04/36     10,160     10,166,009
     4.00%                                        07/01/18        138        129,328
     4.50%                                     04/19-12/35      3,659      3,465,631
     5.00%                                     10/20-04/36      9,266      8,947,577
     8.50%                                        10/01/24          4          4,817
  Government National Mortgage
    Association
     8.00%(c)                                  12/07-08/24        471        499,876
     5.50%                                     11/08-01/36     15,492     15,356,614
     6.50%                                     03/16-11/34     19,589     20,117,206
     7.00%(c)                                  09/17-05/32      1,731      1,801,660
     9.00%                                     05/18-07/21        221        237,942
    10.00%                                        12/15/20          3          3,610
     7.50%                                     10/25-11/29        437        458,544
     6.00%                                     01/28-04/36     42,918     43,356,549
     4.50%                                     12/34-01/35      5,286      4,975,032
     5.00%                                     11/35-04/36     36,138     34,868,336
  Government National Mortgage
    Association TBA
     5.50%                                        04/01/36     55,000     54,450,000

                                                                        ============
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $218,252,710)                                                    215,415,619
                                                                        ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
  Federal National Mortgage
    Association, Series 03-130, Class
    SP (IO)
     2.18%(d)
  (Cost $271,038)                                 08/25/28      6,570        157,685
                                                                        ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 2.4%
  Banc of America Alternative Loan
    Trust, Series 06-1, Class 4CB1
     6.50%                                        02/25/36      1,334      1,341,802
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
     7.18%                                        08/15/36      1,097      1,147,724
  J.P. Morgan Mortgage Trust, Series
    06-A2, Class 5A3
     3.75%(e)                                     11/25/33      1,845      1,794,479

                                                                        ============
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $4,331,858)                                                        4,284,005
                                                                        ------------

                                                               PAR
                                                MATURITY      (000)        VALUE
                                             ------------- ---------- --------------
PROJECT LOANS - 0.0%
  Federal Housing Authority
     7.43%
  (Cost $3,422)                                   09/01/22    $     3   $      3,362
                                                                        ------------
ASSET BACKED SECURITIES - 3.6%
  The Money Store Small Business
    Administration Loan Trust, Series
    99-1, Class A
     5.30%(e)                                     07/15/25        227        225,959
  Option One Mortgage Loan Trust,
    Series 06-1, Class 2A1
     4.55%(e)                                     01/25/36      4,719      4,718,759
  Structured Asset Receivables Trust,
    Series 03-2
     4.91%(e)(f)(g)                               01/21/09      1,648      1,647,688

                                                                        ============
TOTAL ASSET BACKED SECURITIES
  (Cost $6,590,657)
                                                                           6,592,406
                                                                        ------------

                                PAR/SHARES
                                  (000)
                               -----------
SHORT TERM INVESTMENTS - 25.0%
  Federal Farm Credit Bank,
Discount
  Notes
      4.55%(h)      04/11/06           200     199,747
  Federal Home Loan Bank,
Discount
  Notes
      4.55%(h)      04/03/06        11,500  11,497,093
      4.63%(h)      04/03/06         2,500   2,499,357
      4.65%(h)      04/21/06        25,000  24,935,417
  Galileo Money Market Fund          6,231   6,230,646

                                            ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $45,362,260)                        45,362,260
                                            ----------

TOTAL INVESTMENTS IN
  SECURITIES -  155.6%
  (Cost $285,368,612(a))   282,175,898
                           -----------

                              PAR
                             (000)
                          -----------
TBA SALE COMMITMENTS - (14.0)%
  Federal Home Loan
Mortgage Corp.
  Gold TBA
    4.50%      05/01/36       (1,600)     (1,474,000)
  Federal National
Mortgage
  Association TBA
    5.00%      05/13/34       (4,000)     (3,807,500)
    5.50%      04/01/36       (7,700)     (7,514,723)
    6.00%      04/01/36       (9,400)     (9,397,067)
    6.50%      04/01/36       (3,200)     (3,264,000)

                                          ==========
TOTAL TBA SALE COMMITMENTS
  (Proceeds $25,529,406)                 (25,457,290)
                                         -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              85

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                           GNMA PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                             NUMBER OF
                             CONTRACTS        VALUE
                          --------------- ------------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Note futures, Strike
Price $110,
    Expires 08/25/06
  (Premiums received              (17)      $  (2,922)
                                            ---------
$8,718)
CALL SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08
  (Premiums received             (300)(i)     (72,900)
                                            ---------
$131,100)

PUT OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06
  (Premiums received              (17)        (17,000)
                                              -------
$8,984)
PUT SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08
  (Premiums received             (300)(i)    (142,770)
                                             --------
$131,100)

LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (41.4)%                (75,129,998)
                                   -----------
NET ASSETS - 100.0%              $ 181,353,018
                                 =============

-------------------

 (a) Cost for federal Income tax purposes is $285,404,036. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $   221,299
      Gross unrealized depreciation                                       (3,449,437)
                                                                         -----------
                                                                         $(3,228,138)
                                                                         ===========

 (b) Securities, or a portion thereof, with a market value of $606,754 have been pledged as collateral for swap and swaption contracts.  (c) Securities, or a portion thereof, pledged as collateral with a value of $354,307 on
       75 long U.S. Treasury Note futures contracts and 370 short U.S. Treasury
       Note futures contracts expiring June 2006, and 19 short Euro-dollar futures contracts expiring December 2006. The value of such contracts on
       March 31, 2006 was  $51,121,560, with an unrealized gain of $149,305
       (including commissions of $1,204).
 (d) Rates shown are the effective yields as of March 31, 2006.
 (e) Variable rate security. Rates shown are the rates as of March 31, 2006.
  (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 0.9% of its net assets, with a current market value of $1,647,688, in securities restricted as to resale.
 (g) Security is illiquid. As of March 31, 2006, the Portfolio held 0.9% of its net assets, with a current market value of $1,647,688 in these securities.
 (h) The rate shown is the effective yield on the discount notes at the time of purchase.
  (i) Each swaption contract is equivalent to $10,000 notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
86

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                            MANAGED INCOME PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.0%
  Federal Home Loan Mortgage Corp.,
    Unsecured Notes
    3.00%                                          04/19/07    $ 5,900   $  5,773,268
  Federal National Mortgage
    Association, Unsecured Notes
    2.35%                                       04/06-04/07      9,980      9,763,135
    1.75%                                          06/16/06      2,120      2,105,974
    4.00%                                       10/06-01/09     13,870     13,638,241
  Overseas Private Investment Co.
    4.09%                                          05/29/12        474        418,611
    4.30%                                          05/29/12      1,323      1,198,059
    4.64%                                          05/29/12        989        907,068
    4.68%                                          05/29/12        559        498,714
    4.87%                                          05/29/12      4,222      3,908,184
    5.40%                                          05/29/12      5,289      5,095,270
  Resolution Funding Corp. Strip
    Bonds
    6.29%(b)                                       07/15/18      1,725        914,906
    6.30%(b)                                       10/15/18      1,725        903,172
  Small Business Administration
    Participation Certificates, Series
    96-20B, Class 1
    6.38%                                          02/01/16      1,844      1,879,848
  Small Business Administration
    Participation Certificates, Series
    96-20K, Class 1
    6.95%                                          11/01/16      3,116      3,213,539
  Small Business Administration
    Participation Certificates, Series
    97, Class A
    5.35%(c)(d)                                    08/15/22        621        615,880
  Small Business Administration
    Participation Certificates, Series
    97-20B, Class 1
    7.10%                                          02/01/17      2,341      2,424,175
  Small Business Administration
    Participation Certificates, Series
    97-20F, Class 1
    7.20%                                          06/01/17        693        719,362
  Small Business Administration
    Participation Certificates, Series
    97-20G, Class 1
    6.85%                                          07/01/17      4,350      4,490,322
  U.S. Treasury Bonds
    8.12%(e)(f)                                    08/15/19     25,860     33,557,384
    8.50%(e)                                       02/15/20      4,175      5,599,068
    8.75%                                          08/15/20      1,175      1,613,881
    8.00%                                          11/15/21      6,380      8,380,730
    6.25%(e)                                       08/15/23      6,320      7,167,771
    6.00%(e)(f)                                    02/15/26      4,280      4,775,543
    6.75%                                          08/15/26      1,975      2,392,065
    5.38%(e)                                       02/15/31      2,060      2,168,471

                                                                         ============
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $125,714,895)                                                     124,122,641
                                                                         ------------

                                                                PAR
                                                MATURITY       (000)        VALUE
                                             -------------- ---------- --------------
MORTGAGE PASS-THROUGHS - 27.4%
  Federal Home Loan Mortgage Corp.
    Gold
    6.50%                                       03/09-12/30    $   842   $    858,639
    4.00%                                          05/01/10      1,940      1,866,497
    6.00%                                       11/14-11/34      2,581      2,600,378
    5.50%                                          10/01/17      1,043      1,036,832
    4.50%                                       05/18-08/20     11,842     11,330,550
    5.00%                                       05/20-09/35     11,541     11,144,658
    7.50%                                       11/25-10/27         24         25,025
    7.00%                                       04/29-04/32         68         70,394
  Federal Home Loan Mortgage Corp.
    Gold TBA
    5.00%                                          04/01/21      7,600      7,405,250
  Federal Home Loan Mortgage Corp.,
    ARM
    4.37%(c)                                       01/01/35      8,111      7,945,055
  Federal National Mortgage
    Association
    7.00%                                       06/06-09/34      2,085      2,148,902
    6.00%                                       01/09-11/29      1,426      1,437,992
    6.50%                                       02/11-04/31      3,025      3,097,120
    5.50%                                       09/13-12/35     70,046     69,006,683
    5.00%                                       01/18-11/35     17,700     17,190,635
    4.50%                                       03/19-04/36     14,208     13,278,835
  Federal National Mortgage
    Association ARM
    4.29%(c)                                       12/01/34      7,054      6,851,693
  Federal National Mortgage
    Association TBA
    5.00%                                          04/01/36      9,000      8,566,875
    6.50%                                          04/01/36     20,000     20,400,000
  Government National Mortgage
    Association
    9.50%                                       09/16-11/16         19         20,856
    9.00%                                          03/15/18         13         14,136
    6.50%                                       12/23-10/34        924        958,170
    6.00%                                       11/28-10/33        535        542,419
    5.50%                                          11/15/33         47         46,463

                                                                         ============
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $190,612,913)
                                                                          187,844,057
                                                                         ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2%
  Countrywide Alternative Loan Trust,
    Series 05-56, Class 1A1
    5.55%(c)(g)                                    11/25/35      8,063      8,174,257
  Federal Home Loan Mortgage Corp.,
    Series 231 (IO)
    5.50%(b)                                       08/01/35      4,379      1,121,421
  Federal Home Loan Mortgage Corp.,
    Series 2587, Class WX
    5.00%                                          03/15/18      2,370      2,269,416
  Federal Home Loan Mortgage Corp.,
    Series 2825, Class VP
    5.50%                                          06/15/15      3,333      3,323,818

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              87

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                             PAR
                                               MATURITY     (000)       VALUE
                                              ---------- ---------- -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal Home Loan Mortgage Corp.,
    Series 2933, Class HD
    5.50%                                       02/15/35     $3,837   $ 3,807,109
  Federal Home Loan Mortgage Corp.,
    Series 3033, Class JB
    5.50%                                       11/15/32      3,143     3,128,706
  Federal National Mortgage
    Association, Series 03-118, Class
    FD
    5.22%(c)                                    12/25/33      3,622     3,629,542
  Federal National Mortgage
    Association, Series 04-82, Class
    HJ
    5.50%                                       09/25/32      7,105     7,029,727
  Federal National Mortgage
    Association, Series 05-48, Class
    AR
    5.50%                                       02/25/35      3,893     3,859,651
  Federal National Mortgage
    Association, Series 354, Class 2
    (IO)
    5.50%(b)                                    11/01/34      3,758       936,462
  Federal National Mortgage
    Association, Series 367, Class 2
    (IO)
    5.50%(b)                                    01/25/36      7,438     1,975,134
  J.P. Morgan Alternative Loan Trust,
    Series 05-S1, Class 2A16
    6.00%                                       12/25/35      3,067     3,072,569
  Summit Mortgage Trust, Series 00-1,
    Class B1
    6.26%(c)(d)                                 12/28/12        122       121,834

                                                                      ===========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $43,061,773)                                                   42,449,646
                                                                      -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 14.3%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1, Class
    A2
    6.50%                                       04/15/36      3,998     4,142,589
  Banc of America Commercial
    Mortgage, Inc., Series 02-PB2,
    Class A4
    6.19%                                       06/11/35      3,670     3,795,637
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 00-WF2,
    Class A2
    7.32%                                       10/15/32      4,590     4,899,420
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 04-PWR6,
    Class A6
    4.82%                                       11/11/41      1,315     1,250,789
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                                       09/15/30      3,433     3,466,315
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 98-C2,
    Class A2
    6.30%                                       11/11/30      7,666     7,809,985
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 02-CP5,
    Class A2
    4.94%                                       12/15/35      4,865     4,711,858

                                                             PAR
                                               MATURITY     (000)       VALUE
                                              ---------- ---------- -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Donaldson, Lufkin and Jenrette, Inc.,
    Commerical Mortgage Corp.,
    Series 98-CF1, Class A1B
    6.41%                                       02/18/31     $7,095   $ 7,189,754
  Donaldson, Lufkin and Jenrette, Inc.,
    Commerical Mortgage Corp.,
    Series 00-CKP1, Class A1B
    7.18%                                       11/10/33      4,380     4,663,011
  General Electric Capital Commercial
    Mortgage Corp., Series 02-1A,
    Class A3
    6.27%                                       12/10/35      3,800     3,956,636
  General Electric Capital Commercial
    Mortgage Corp., Series 02-2A,
    Class A3
    5.35%                                       08/11/36      4,240     4,218,217
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 99-C3, Class A2
    7.18%                                       08/15/36      3,328     3,483,024
  Goldman Sachs Mortgage Securities
    Corp. II, Series 98-C1, Class A3
    6.14%                                       10/18/30      4,943     5,014,412
  Goldman Sachs Mortgage Securities
    Corp. II, Series 04-GG2, Class A4
    4.96%                                       08/10/38      3,500     3,432,730
  Goldman Sachs Mortgage Securities
    Corp. II, Series 06-GG6, Class A4
    5.55%                                       04/10/38      1,565     1,561,882
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01-C1, Class A3
    5.86%                                       10/12/35      3,840     3,903,927
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01-CIB2, Class A3
    6.43%                                       04/15/35      3,320     3,447,429
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C4,
    Class A2
    7.37%                                       08/15/26      5,680     6,076,073
  Lehman Brothers-UBS Commerical
    Mortgage Trust, Series 03-C7,
    Class A2
    4.06%(c)                                    09/15/27      2,480     2,389,981
  Morgan Stanley Capital Investments,
    Series 98-HF2, Class A2
    6.48%                                       11/15/30      3,982     4,060,697
  Morgan Stanley Dean Witter Capital,
    Series 00-LIF2, Class A2
    7.20%                                       09/15/10      4,160     4,409,942
  Salomon Brothers Mortgage
    Securities VII, Series 00-C1, Class
    A2
    7.52%                                       12/18/09      5,565     5,838,854
  USGI, Series 87
    7.43%                                       12/01/22        111       111,476

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
88

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)        VALUE
                                       ---------- ---------- --------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Wachovia Bank Commercial
    Mortgage Trust, Series 03, Class
    C6
    5.12%                                08/15/35    $ 4,470   $  4,354,430

                                                               ============
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $101,437,823)                                            98,189,068
                                                               ------------
PROJECT LOANS - 2.7%
  Whittier Rehab at Haverhill Project
    Loan
    7.60%                                12/01/39     10,815     11,000,617
  Whittier Rehab at Westborough
    Project Loan
    8.12%                                02/28/37      6,904      7,024,333

                                                               ============
TOTAL PROJECT LOANS
  (Cost $17,454,336)                                             18,024,950
                                                               ------------
CERTIFICATE OF DEPOSIT - 1.5%
  Barclays Bank PLC NY
    4.90%(c)                             03/13/09      9,180      9,180,000
  SunTrust Bank, Inc.
    4.42%                                06/15/09      1,260      1,226,232

                                                               ============
TOTAL CERTIFICATE OF DEPOSIT
  (Cost $10,440,000)                                             10,406,232
                                                               ------------
ASSET BACKED SECURITIES - 15.1%
  American Express Credit Account
    Master Trust, Series 05-3, Class A
    4.75%(c)                             01/18/11      5,525      5,534,393
  American Express Credit Account
    Master Trust, Series 05-5, Class A
    4.79%(c)                             02/15/13      5,350      5,347,825
  Bear Stearns, Inc., Series 06-HE1,
    Class 1A1
    4.91%(c)                             12/25/35      5,041      5,041,003
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                06/15/10      5,675      5,513,546
  Citibank Credit Card Issuance Trust,
    Series 00, Class A3
    6.88%                                11/16/09      6,275      6,434,268
  Citibank Credit Card Issuance Trust,
    Series 04, Class A1
    2.55%                                01/20/09      9,150      8,966,543
  Countrywide Certificates, Series
    04-14, Class A4
    5.10%(c)                             06/25/35      2,577      2,584,341
  Countrywide Certificates, Series
    05-16, Class 4AV1
    4.68%(c)                             05/25/36      5,046      5,049,164
  Countrywide Certificates, Series
    05-IM2, Class A1
    4.93%(c)                             01/25/36      3,931      3,931,641
  Daimler Chrysler Auto Trust, Series
    06-A, Class A3
    5.00%                                05/08/10      5,200      5,180,500
  Fieldstone Mortgage Investment
    Corp., Series 06-1, Class A1
    4.74%(c)                             05/25/36      5,150      5,150,000
  Ford Credit Auto Owner Trust, Series
    05-A, Class A3
    3.48%                                11/17/08      7,450      7,358,663
  Ford Credit Auto Owner Trust, Series
    05-C, Class A3
    4.30%                                08/15/09      5,325      5,244,254

                                                      PAR
                                        MATURITY     (000)        VALUE
                                       ---------- ---------- --------------
ASSET BACKED SECURITIES (Continued)
  Green Tree Financial Corp., Series
    96-7, Class A6
    7.65%                                10/15/27    $ 3,623   $  3,752,099
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                                09/15/09      7,200      7,023,377
  MBNA Credit Card Master Notes
    Trust, Series 06-A1, Class A1
    4.90%                                07/15/11      5,175      5,136,188
  Merrill Lynch Mortgage Investors,
    Inc., Series 05-HE2, Class A2A
    4.93%(c)                             09/25/36      4,219      4,220,025
  Morgan Stanley Home Equity Loans,
    Series 06-2, Class A1
    4.77%(c)                             02/25/36      4,975      4,975,000
  Railcar Leasing LLC, Series 97-1,
    Class A1
    6.75%(d)                             07/15/06        648        648,411
  Structured Asset Investment Loan
    Trust, Series 06-2, Class A1
    4.88%(c)                             04/25/36      2,950      2,950,000
  Structured Asset Receivables Trust,
    Series 03-2
    4.91%(c)(d)(h)                       01/21/09      3,887      3,886,853

                                                               ============
TOTAL ASSET BACKED SECURITIES
  (Cost $104,780,910)
                                                                103,928,094
                                                               ------------
CORPORATE BONDS - 24.6%
Aerospace - 0.3%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                                12/01/29        615        801,308
  Northrop Grumman Corp., Senior
    Unsecured Notes
    4.08%                                11/16/06      1,205      1,196,469
  Raytheon Co., Senior Unsecured
    Notes
    4.50%                                11/15/07        383        377,799

                                                               ============
                                                                  2,375,576
                                                               ------------
Banks - 8.0%
  Banc One Corp., Senior Unsecured
    Notes
    2.62%                                06/30/08        835        788,611
  Bank of America Corp., Senior
    Unsecured Notes
    4.50%                                08/01/10        130        126,075
  Bank of America Corp., Subordinated
    Notes
    7.80%(i)                             02/15/10      1,190      1,286,758
  Bank of New York Co., Inc., Senior
    Notes
    3.75%                                02/15/08      1,350      1,315,156
  BankBoston N.A., Subordinated
    Notes
    7.00%                                09/15/07      1,500      1,537,290
  Citigroup, Inc., Senior Unsecured
    Notes
    6.20%                                03/15/09      1,200      1,229,238
  Citigroup, Inc., Unsecured Notes
    3.62%                                02/09/09      3,655      3,500,869
    4.12%                                02/22/10      3,900      3,735,849
  Depfa Bank PLC, Senior Notes
    4.25%                                08/16/10      2,150      2,066,931

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              89

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Deutsche Bank AG, Deposit Notes
    3.84%(g)                            03/15/07    $ 1,600   $ 1,590,560
  HBOS Treasury Services PLC,
    Senior Unsecured Notes
    3.60%(d)                            08/15/07        855       837,107
  HBOS Treasury Services PLC,
    Unsecured Notes
    3.50%(d)                            11/30/07      1,630     1,586,474
  HSBC Bank USA, Subordinated
    Notes
    3.87%                               06/07/07      4,875     4,798,682
  The Huntington National Bank,
    Subordinated Bank Notes
    2.75%                               10/16/06        480       473,918
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.25%                               05/30/07      2,380     2,376,256
  Lloyds TSB Bank PLC (United
    Kingdom), Subordinated Notes
    6.90%(j)                            11/29/49      2,000     2,005,840
  Rabobank Nederland, Senior Notes
    5.01%(c)(d)                         04/06/09     12,170    12,170,000
  The Royal Bank of Scotland Capital
    Trust (United Kingdom)
    6.80%(j)                            12/31/49      1,000     1,002,772
  The Royal Bank of Scotland Capital
    Trust, Unsecured Notes
    4.71%(c)(j)                         12/29/49        600       555,602
  SunTrust Bank, Inc., Senior
    Unsecured Notes
    3.62%                               10/15/07      1,540     1,503,949
  Swedish Export Credit Corp.,
    Unsecured Notes
    2.88%                               01/26/07      1,550     1,521,124
  U.S. Bancorp, Senior Unsecured
    Notes
    3.95%                               08/23/07        335       329,342
  U.S. Bank N.A., Senior Bank Notes
    2.87%                               02/01/07      1,040     1,018,763
    2.40%                               03/12/07      1,580     1,534,970
  U.S. Bank N.A., Subordinated Notes
    6.50%                               02/01/08      2,420     2,474,929
  Wachovia Bank N.A., Senior Bank
    Notes
    4.38%                               08/15/08         95        93,274
  Wells Fargo & Co., Senior Unsecured
    Notes
    4.20%                               01/15/10        580       557,438
  Wells Fargo & Co., Unsecured Notes
    4.62%                               08/09/10      2,115     2,052,157
    4.88%                               01/12/11        705       689,437

                                                              ===========
                                                               54,759,371
                                                              -----------
Broadcasting - 0.4%
  BSKYB Finance UK PLC, Senior
    Unsecured Notes
    6.50%(d)                            10/15/35        120       114,107
  News America, Inc., Notes
    6.40%(d)                            12/15/35        500       478,067
  News America, Inc., Senior
    Debentures
    7.12%                               04/08/28        300       306,332
    7.62%                               11/30/28      1,150     1,235,076

                                                     PAR
                                       MATURITY     (000)       VALUE
                                      ---------- ---------- -------------
CORPORATE BONDS (Continued)
Broadcasting (Continued)
  News America, Inc., Senior
    Unsecured Notes
    6.20%                               12/15/34    $   275   $   257,541

                                                              ===========
                                                                2,391,123
                                                              -----------
Computer Software & Services - 0.4%
  Oracle Corp., Unsecured Notes
    5.25%(d)                            01/15/16      2,550     2,446,197
                                                              -----------
Energy & Utilities - 0.2%
  Florida Power & Light Co., First
    Mortgage Bonds
    5.90%                               03/01/33        175       169,895
    4.95%                               06/01/35        600       516,536
  Florida Power Corp., First Mortgage
    Bonds
    6.65%                               07/15/11        960     1,006,632

                                                              ===========
                                                                1,693,063
                                                              -----------
Entertainment & Leisure - 0.9%
  Comcast Cable Holdings LLC, Senior
    Debentures
    7.88%                               02/15/26      1,040     1,140,263
  Comcast Cable Holdings LLC, Senior
    Notes
    7.12%                               02/15/28        620       628,457
  Comcast Corp., Senior Unsecured
    Bonds
    6.50%                               11/15/35        475       460,891
  Comcast Corp., Senior Unsecured
    Notes
    7.05%                               03/15/33        315       324,177
  Comcast Corp., Unsecured Notes
    6.45%                               03/15/37      1,015       976,635
  Time Warner Cos., Inc., Senior
    Debentures
    9.15%                               02/01/23        535       648,714
    8.38%                               03/15/23        500       565,315
    7.57%                               02/01/24        750       807,246
    7.70%                               05/01/32        455       502,197

                                                              ===========
                                                                6,053,895
                                                              -----------
Finance - 6.4%
  Associates Corp. N.A., Senior Notes
    6.25%(i)                            11/01/08        690       705,735
  BAE Systems Holdings, Inc.,
    Unsecured Notes
    5.20%(d)                            08/15/15        710       671,007
  The Bear Stearns & Co., Inc., Notes
    4.55%                               06/23/10        750       724,525
  Berkshire Hathaway Finance Corp.,
    Senior Unsecured Notes
    3.38%                               10/15/08      1,925     1,843,655
    4.12%                               01/15/10        215       206,092
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(c)                            01/15/08     10,250    10,209,512
    4.12%                               09/01/09      3,065     2,953,229
    5.00%                               11/15/11      8,495     8,326,935
  The Goldman Sachs Group, Inc.,
    Unsecured Notes
    5.35%                               01/15/16      1,275     1,231,473

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
90

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Household Finance Corp., Senior
    Unsecured Notes
    6.50%                                 11/15/08     $1,615   $ 1,660,314
  Morgan Stanley, Senior Notes
    4.91%(c)                              03/07/08      8,105     8,102,593
  Morgan Stanley, Senior Unsecured
    Notes
    6.75%                                 04/15/11        625       657,906
  Morgan Stanley, Unsecured Notes
    5.05%                                 01/21/11      3,175     3,112,345
  Nationwide Building Society, Senior
    Unsecured Notes
    3.50%(d)                              07/31/07      1,725     1,687,567
  Nationwide Building Society,
    Unsecured Notes
    4.25%(d)                              02/01/10         90        86,287
  UnitedHealth Group, Inc., Unsecured
    Notes
    5.80%                                 03/15/36        675       642,782
  USAA Capital Corp., Senior
    Unsecured Notes
    4.00%(d)                              12/10/07        920       900,679

                                                                ===========
                                                                 43,722,636
                                                                -----------
Insurance - 1.4%
  Allstate Financial Global Funding,
    Unsecured Notes
    5.25%(d)                              02/01/07      1,150     1,148,059
  ASIF Global Financing, Unsecured
    Notes
    3.90%(d)                              10/22/08        285       275,281
  MetLife, Inc., Senior Unsecured
    Notes
    6.38%                                 06/15/34        350       361,162
  Monumental Global Funding II,
    Unsecured Notes
    2.80%(d)                              07/15/08      2,480     2,345,058
  New York Life Global Funding,
    Unsecured Notes
    3.88%(d)                              01/15/09        775       746,375
  Sun Life of Canada Capital Trust
    (Canada), Capital Securities
    8.53%(d)(j)                           05/29/49      1,070     1,143,124
  TIAA Global Markets, Senior
    Unsecured Notes
    4.12%(d)                              11/15/07      1,850     1,814,887
  WellPoint Health Network, Inc.,
    Senior Unsecured Notes
    6.38%                                 06/15/06        700       701,771
  WellPoint, Inc., Unsecured Notes
    5.95%                                 12/15/34        675       649,807
    5.85%                                 01/15/36        700       661,380

                                                                ===========
                                                                  9,846,904
                                                                -----------
Manufacturing - 0.2%
  Belvoir Land LLC Class II,
    Unsecured Notes
    5.40%(d)                              12/15/47      1,175     1,062,975
                                                                -----------
Motor Vehicles - 0.2%
  DaimlerChrysler AG, Senior
    Debentures
    7.45%                                 03/01/27        870       914,538

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Motor Vehicles (Continued)
  DaimlerChrysler N.A. Holding Corp.,
    Unsecured Notes
    4.05%                                 06/04/08     $  150   $   145,086

                                                                ===========
                                                                  1,059,624
                                                                -----------
Oil & Gas - 0.6%
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    5.38%                                 11/01/06      1,850     1,848,983
  Devon Energy Corp., Senior
    Debentures
    7.95%                                 04/15/32        575       704,157
  Devon Financing Corp., Senior
    Unsecured Notes
    7.88%                                 09/30/31         60        72,436
  Texaco Capital, Inc., Debentures
    8.88%                                 09/01/21      1,350     1,787,671

                                                                ===========
                                                                  4,413,247
                                                                -----------
Pharmaceuticals - 0.2%
  Wyeth, Unsecured Notes
    5.50%                                 02/15/16        950       932,938
    6.00%                                 02/15/36        775       757,055

                                                                ===========
                                                                  1,689,993
                                                                -----------
Real Estate - 0.4%
  EOP Operating LP, Senior Notes
    7.25%                                 06/15/28        230       241,737
  EOP Operating LP, Unsecured Notes
    4.65%                                 10/01/10        255       244,438
  ERP Operating LP, Senior Notes
    7.12%                                 10/15/17        495       543,533
  The Rouse Co., Unsecured Notes
    3.62%                                 03/15/09      1,615     1,501,375

                                                                ===========
                                                                  2,531,083
                                                                -----------
Retail Merchandising - 0.1%
  Federated Department Stores, Senior
    Debentures
    6.79%                                 07/15/27        320       322,834
  May Department Stores Co.,
    Debentures
    7.88%                                 03/01/30        220       249,145
  May Department Stores Co., Senior
    Debentures
    8.50%                                 06/01/19        300       355,714

                                                                ===========
                                                                    927,693
                                                                -----------
Telecommunications - 1.9%
  AT&T Broadband Corp., Unsecured
    Notes
    8.38%                                 03/15/13      1,195     1,343,956
  BellSouth Telecommunications,
    Debentures
    0.00%(k)                              12/15/35        900       431,542
  Continental Cablevision, Inc., Senior
    Notes
    8.30%                                 05/15/06      2,640     2,648,123
  GTE Corp., Debentures
    6.94%                                 04/15/28        150       150,636

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              91

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)        VALUE
                                         ---------- ---------- --------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  New England Telephone & Telegraph
    Co., Debentures
    7.88%                                  11/15/29     $  200   $    211,616
  SBC Communications, Inc.,
    Unsecured Notes
    4.39%(d)                               06/05/06      3,000      2,995,710
    6.45%                                  06/15/34        435        429,323
    6.15%                                  09/15/34         70         66,474
  Sprint Capital Corp., Senior
    Unsecured Notes
    8.75%                                  03/15/32        560        700,144
  Verizon Global Funding Corp., Senior
    Unsecured Notes
    7.75%                                  12/01/30         80         88,380
  Verizon Global Funding Corp.,
    Unsecured Notes
    5.85%                                  09/15/35        675        605,437
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured Notes
    7.88%(j)                               02/15/30        660        760,162
  Vodafone Group PLC (United
    Kingdom), Unsecured Notes
    5.05%(c)(j)                            12/28/07      2,715      2,715,839
    5.00%(j)                               12/16/13         90         85,295

                                                                 ============
                                                                   13,232,637
                                                                 ------------
Yankee - 3.0%
  AID-Israel, Unsecured Notes
    5.50%(j)                               09/18/23      5,000      5,072,700
  Deutsche Telekom International
    Finance BV (Netherlands), Senior
    Notes
    5.75%(j)                               03/23/16        275        268,644
  Deutsche Telekom International
    Finance BV (Netherlands), Senior
    Unsecured Notes
    8.75%(j)                               06/15/30        590        705,776
  Eksportfinans ASA (Norway),
    Unsecured Notes
    3.38%(j)                               01/15/08      3,770      3,657,307
  National Landeskreditbank
    Baden-Wurttemberg (Germany),
    Unsecured Notes
    4.25%(j)                               09/15/10      2,800      2,702,140
  Pemex Finance Ltd. (Luxembourg),
    Senior Unsecured Notes
    9.03%(j)                               02/15/11      3,505      3,768,962
  Petro-Canada (Canada), Senior
    Unsecured Notes
    5.95%(j)                               05/15/35        310        299,788
  Province of Quebec (Canada),
    Debentures
    6.12%(j)                               01/22/11        710        733,974
  Suncor Energy, Inc. (Canada)
    5.95%(j)                               12/01/34         70         70,174
  Teck Cominco Ltd. (Canada), Senior
    Unsecured Notes
    6.12%(j)                               10/01/35        475        446,900
  Telecom Italia Capital (Luxembourg),
    Senior Unsecured Notes
    6.00%(j)                               09/30/34        175        157,434
  Telefonica Europe BV (Netherlands),
    Senior Unsecured Notes
    7.75%(j)                               09/15/10        475        511,079

                                                        PAR
                                          MATURITY     (000)        VALUE
                                         ---------- ---------- --------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Tyco International Group SA
    (Luxembourg), Senior Unsecured
    Notes
    6.75%(j)                               02/15/11     $  575   $    598,044
  Tyco International Group SA
    (Luxembourg), Unsecured Notes
    7.00%(j)                               06/15/28        570        599,716
  United Mexican States (Mexico),
    Senior Unsecured Notes
    6.75%(j)(l)                            09/27/34        725        748,563

                                                                 ============
                                                                   20,341,201
                                                                 ------------
TOTAL CORPORATE BONDS
  (Cost $171,416,344)                                             168,547,218
                                                                 ------------
FOREIGN BONDS - 1.0%
  Bundesrepublic Deutschland
    (Germany) (EUR)
    4.75%                                  07/04/34      2,475      3,372,164
    4.00%                                  01/04/37      2,750      3,340,271

                                                                 ============
TOTAL FOREIGN BONDS
  (Cost $6,961,270)
                                                                    6,712,435
                                                                 ------------
TAXABLE MUNICIPAL BONDS - 1.3%
  Los Angeles County California
    Pension Obligation Revenue
    Bonds, Series 95, Class D
    6.97%                                  06/30/08      7,355      7,616,250
  Ohana Hawaii Military Communities
    LLC, Military Housing Revenue
    Bonds (Navy Hawaii Housing
    Privatization Project), Series 04-A,
    Class 1
    6.19%                                  04/01/49        750        771,037

                                                                 ============
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $8,105,000)
                                                                    8,387,287
                                                                 ------------

                             NUMBER
                           OF SHARES
                          -----------
SHORT TERM INVESTMENTS - 0.2%
  Galileo Money Market Fund
  (Cost $1,538,656)         1,538,656   1,538,656
                                        ---------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE INVESTMENT IN
  AFFILIATE - 112.3%
  (Cost $781,523,920)                    770,150,284
                                         -----------

INVESTMENT IN AFFILIATE - 0.1%
  Institutional Money
Market Trust
  (Cost $768,500)         768,500    768,500
                                     -------

TOTAL INVESTMENTS IN SECURITIES -
112.4%
  (Cost $782,292,420(a))   770,918,784
                           -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
92

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                               PAR
                MATURITY      (000)          VALUE
               ---------- ------------ ----------------
TBA SALE COMMITMENTS - (6.9)%
  Federal Home Loan
Mortgage Corp.
  Gold TBA
    4.50%        04/01/21   $  (5,400)   $  (5,153,625)
    5.00%        04/01/36      (4,000)      (3,805,000)
    6.00%        04/01/36      (1,000)      (1,000,312)
  Federal National
Mortgage
  Association TBA
    4.50%        04/01/21      (2,600)      (2,485,439)
    5.00%        04/01/21      (4,000)      (3,898,752)
    5.50%        04/01/36     (32,000)     (31,230,016)

                                         =============
TOTAL TBA SALE COMMITMENTS
  (Proceeds $47,742,703)                   (47,573,144)
                                         -------------

                              NUMBER OF
                              CONTRACTS
                          -----------------
CALL OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Note
    futures, Strike Price
$111, Expires
    05/26/06                        (66)         (1,031)
  September 10 year U.S.
Treasury
    Note futures, Strike
Price $110,
    Expires 08/25/06                (59)        (10,141)

                                                =======
TOTAL CALL OPTIONS WRITTEN
  (Premiums received                            (11,172)
                                                -------
$60,712)
CALL SWAPTIONS PURCHASED - 0.0%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                 960(m)     353,280
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                 960(m)     570,240

                                                =======
TOTAL CALL SWAPTIONS PURCHASED
  (Cost $1,069,920)                             923,520
                                                -------
CALL SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08               (960)(m)    (233,280)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                     (1,000)(m)    (476,500)
  Deutsche Bank, Strike
Price $5.02,
    Expires 01/29/07               (877)(m)     (87,349)
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07             (2,330)(m)    (196,885)

                                               ========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received                           (994,014)
                                               --------
$2,173,739)
PUT OPTIONS WRITTEN - 0.0%
  June 10 year U.S.
Treasury Notes
    futures, Strike Price
$107, Expires
    05/26/06                        (66)         (7,012)
  September 10 year U.S.
Treasury
    Notes futures, Strike
Price $106,
    Expires 08/25/06                (59)         (5,900)

                                               ========
TOTAL PUT OPTIONS WRITTEN
  (Premiums received                            (12,912)
                                               --------
$64,962)

                              NUMBER OF
                              CONTRACTS          VALUE
                          ----------------- ---------------
PUT SWAPTIONS PURCHASED - 0.2%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                 960(m)   $    521,280
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                 960(m)        636,480

                                              ============
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $1,069,920)                              1,157,760
                                              ------------
PUT SWAPTIONS WRITTEN - (0.4)%
  Barclays Capital,
Strike Price $5.14,
    Expires 04/21/08               (960)(m)       (456,864)
  Citibank, Strike Price
$5.67, Expires
    01/04/10                     (1,000)(m)       (396,600)
  Deutsche Bank, Strike
Price $5.02,
    Expires 01/29/07               (877)(m)       (349,748)
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07             (2,330)(m)     (1,391,709)

                                              ============
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received                            (2,594,921)
                                              ------------
$2,173,739)

OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (0.1)%         (768,500)
                                 -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (5.1)%                 (35,182,881)
                                 -------------
TOTAL NET ASSETS - 100.0%        $ 685,862,520
                                 =============

-------------------

 (a) Cost for federal Income tax purposes is $783,025,286. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $  2,005,784
      Gross unrealized depreciation                                       (14,112,286)
                                                                         ------------
                                                                         $(12,106,502)
                                                                         ============

 (b) Rates shown are the effective yields as of March 31, 2006.
  (c) Variable rate security. Rates shown are the rates as of March 31, 2006.
 (d) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 5.5% of its net assets, with a current market value of $37,781,939, in securities restricted as to resale.
 (e) Securities, or a portion thereof, subject to financing transactions.
  (f) Securities, or a portion thereof, with a market value of $1,663,115 have been pledged as collateral for swap and swaption contracts.  (g) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, these securities had a total market value of $9,764,817 which represents 1.4% of net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              93

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

 (h) Security is illiquid. As of March 31, 2006, the Portfolio held 0.6% of its net assets, with a current market value of $3,886,853 in these securities.
  (i) Securities, or a portion thereof, pledged as collateral with a value of
       $1,992,492 on 753 long U.S. Treasury Note futures contracts, 93 long
       U.S. Treasury Bond futures contracts, 761 short U.S. Treasury Note futures contracts and 186 short Euro-Bobl futures contracts expiring
       June 2006. The value of such contracts on March 31, 2006 was
       $163,375,175, with an unrealized gain of $298,253 (including commissions of $3,315).
  (j) Security is a foreign domiciled issuer which is registered with the
       Securities and Exchange Commission.
  (k) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of March 31, 2006.
  (l) Securities purchased with the cash proceeds from securities loaned.
 (m) Each swaption contract is equivalent to $10,000 notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
94

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                          INTERNATIONAL BOND PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                           PAR
                                          MATURITY        (000)         VALUE
                                       -------------- ------------- -------------
FOREIGN BONDS - 71.3%
Australia - 0.2%
  QBE Insurance Group Ltd., Senior
    Unsecured Bonds (GBP)
    5.62%                                    09/28/09    $      620   $ 1,090,130
                                                                      -----------
Austria - 2.2%
  Republic of Austria Government
    Bonds (EUR)
    5.00%                                    07/15/12        10,250    13,341,968
                                                                      -----------
Belgium - 2.6%
  Kingdom of Belgium (EUR)
    5.75%                                    03/28/08         8,500    10,773,589
    3.75%                                    03/28/09         4,250     5,197,517

                                                                      ===========
                                                                       15,971,106
                                                                      -----------
Canada - 4.3%
  Government of Canada Bonds (CND)
    5.25%                                    06/01/12        17,390    15,721,805
  Province of Ontario, Notes (CND)
    4.50%                                    03/08/15         3,600     3,071,017
  Province of Ontario, Unsecured
    Notes (NZD)
    6.25%                                    06/16/15           290       176,846
  Province of Quebec, Bonds (NZD)
    6.75%                                    11/09/15           760       475,904
  Royal Bank of Canada, Senior
    Unsecured Notes (GBP)
    4.62%                                    12/07/10         3,830     6,578,539

                                                                      ===========
                                                                       26,024,111
                                                                      -----------
Denmark - 3.1%
  Kingdom of Denmark (DKK)
    7.00%                                    11/10/24        60,790    13,676,615
  Realkredit Danmark (DKK)
    3.06%(b)                                 10/01/38        31,175     4,834,018

                                                                      ===========
                                                                       18,510,633
                                                                      -----------
Finland - 4.8%
  Finnish Government Bonds (EUR)
    3.00%                                    07/04/08        13,050    15,704,028
    4.25%                                    07/04/15        10,385    13,078,470

                                                                      ===========
                                                                       28,782,498
                                                                      -----------
France - 3.9%
  France Government Bonds (EUR)
    3.15%                                    07/25/32         2,125     3,527,326
    5.75%                                    10/25/32         1,500     2,321,530
  French Treasury Notes (EUR)
    3.00%                                 07/08-01/10        11,050    13,207,014
  Government of France, Treasury
    Inflation Protected Notes (EUR)
    2.25%                                    07/25/20         2,650     3,589,133
  Reseau Ferre de France, Unsecured
    Notes (GBP)
    5.25%                                    12/07/28           435       831,575

                                                                      ===========
                                                                       23,476,578
                                                                      -----------
Germany - 7.8%
  Bundesrepublic Deutschland (EUR)
    3.75%                                    07/04/13           785       954,542
    6.25%                                    01/04/24         5,940     9,278,775
    5.50%                                    01/04/31           195       290,889

                                                           PAR
                                          MATURITY        (000)         VALUE
                                       -------------- ------------- -------------
FOREIGN BONDS (Continued)
Germany (Continued)
  Bundesrepublic Deutschland
    (Germany) (EUR)
    4.75%                                    07/04/34    $   26,850   $36,582,873

                                                                      ===========
                                                                       47,107,079
                                                                      -----------
Ireland - 2.8%
  Irish Treasury Notes (EUR)
    3.25%                                    04/18/09        14,000    16,876,076
                                                                      -----------
Italy - 5.1%
  Buoni Poliennali Del Tesoro (EUR)
    5.00%                                    02/01/12         6,500     8,407,432
    4.25%                                    02/01/15        18,150    22,523,086

                                                                      ===========
                                                                       30,930,518
                                                                      -----------
Japan - 11.9%
  Development Bank of Japan (JPY)
    1.70%                                    09/20/22       401,000     3,264,435
  Japan Finance Corp. (GBP)
    5.75%                                    08/09/19         2,860     5,478,736
  Japan Government Bonds (JPY)
    1.00%                                    06/20/13       748,000     6,096,550
    1.90%                                    06/20/14     1,500,000    12,947,281
    1.30%                                    03/20/15     2,708,350    22,174,644
    2.50%                                    09/20/35       750,000     6,715,017
  Japan Government, Treasury Inflation
    Protected Notes (JPY)
    0.50%                                    06/10/15       479,000     3,928,644
  Japanese Government Bonds (JPY)
    0.79%(b)                                 01/20/21     1,351,000    11,098,172

                                                                      ===========
                                                                       71,703,479
                                                                      -----------
Mexico - 0.2%
  Mexican Fixed Rate Bonds (MXP)
    9.00%                                 12/11-12/12         5,650       534,729
    8.00%                                    12/19/13         3,420       306,595
    9.50%                                    12/18/14         1,480       144,476

                                                                      ===========
                                                                          985,800
                                                                      -----------
Netherlands - 6.4%
  Netherland Government Bonds
    (EUR)
    5.75%                                    02/15/07         1,845     2,285,624
    2.50%                                    01/15/08        10,500    12,553,352
    4.25%                                    07/15/13         7,400     9,275,334
    3.75%                                    01/15/23         1,950     2,299,553
  Rabobank Nederland, Senior Notes
    5.01%(b)(c)                              04/06/09        12,200    12,196,486

                                                                      ===========
                                                                       38,610,349
                                                                      -----------
New Zealand - 0.6%
  International Bank Reconstruction
    and Development (NZD)
    7.49%(d)                                 08/20/07         6,620     3,711,026
                                                                      -----------
Poland - 1.8%
  Poland Government Bonds (PLN)
    5.00%                                    10/24/13         8,850     2,743,652
    6.25%                                    10/24/15        24,800     8,380,475

                                                                      ===========
                                                                       11,124,127
                                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              95

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERNATIONAL BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                               PAR
                                                MATURITY      (000)        VALUE
                                             ------------- ---------- --------------
FOREIGN BONDS (Continued)
Portugal - 0.6%
  Portugal Government Bonds (EUR)
    4.38%                                         06/16/14    $ 2,950   $  3,718,692
                                                                        ------------
Singapore - 1.9%
  Singapore Goverment Bonds (SGD)
    3.50%                                         07/01/12     17,970     11,182,248
                                                                        ------------
Spain - 4.5%
  Bonos y Obligation del Estado (EUR)
    6.00%                                         01/31/08      1,650      2,093,943
    4.00%                                         01/31/10      8,300     10,238,960
    5.75%                                         07/30/32      5,895      9,102,752
  Kingdom of Spain (EUR)
    5.00%                                         07/30/12      4,155      5,407,875

                                                                        ============
                                                                          26,843,530
                                                                        ------------
Sweden - 0.4%
  AB Spintab, Notes (EUR)
    4.38%                                         04/20/09      1,780      2,203,699
                                                                        ------------
United Kingdom - 6.2%
  BP Capital Markets PLC, Senior
    Unsecured Notes (GBP)
    5.12%                                         12/07/08      1,345      2,354,365
  Network Rail Infrastructure Finance,
    Senior Secured Notes (GBP)
    4.88%                                         11/27/15      1,630      2,875,277
  Royal Bank of Scotland PLC (GBP)
    5.50%(b)                                      12/03/49        690      1,224,572
  United Kingdom Treasury Bonds
    (GBP)
    4.00%                                         03/07/09      3,500      5,999,991
    8.00%                                         06/07/21      2,000      4,863,457
    5.00%                                         03/07/25      6,300     11,991,310
  United Kingdom Treasury Inflation
    Protected Gilt Stock (GBP)
    6.14%(b)                                      05/20/09      1,819      7,870,839

                                                                        ============
                                                                          37,179,811
                                                                        ------------
TOTAL FOREIGN BONDS
  (Cost $437,095,844)                                                    429,373,458
                                                                        ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.1%
  U.S. Treasury Notes
    4.50%
  (Cost $6,824,506)                                2/28/11      6,875      6,774,831
                                                                        ------------
MORTGAGE PASS-THROUGHS - 1.1%
  Federal Home Loan Mortgage Corp.
    ARM
    4.62%(b)
  (Cost $6,655,034)                               02/01/35      6,639      6,490,588
                                                                        ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%
  Bear Stearns Mortgage Trust, Series
    04-13, Class A1
    5.19%(b)                                      11/25/34      3,855      3,876,686
  Countrywide Alternative Loan Trust,
    Series 05-56, Class 1A1
    5.55%(b)(e)                                   11/25/35      8,630      8,749,630

                                                                        ============
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $12,572,110)                                                      12,626,316
                                                                        ------------

                                                               PAR
                                                MATURITY      (000)        VALUE
                                             ------------- ---------- --------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 7.2%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1, Class
    A2
    6.50%                                         04/15/36    $ 3,660   $  3,793,090
  Banc of America Commercial
    Mortgage, Inc., Series 04-5, Class
    A3
    4.56%                                         11/10/41      2,470      2,366,482
  Banc of America Commercial
    Mortgage, Inc., Series 05-1, Class
    A4
    4.88%(b)                                      11/10/42      4,320      4,238,309
  Bear Stearns Commercial Mortgage
    Securities, Inc., Series 04-PWR6,
    Class A6
    4.82%                                         11/11/41      1,015        965,438
  Commercial Mortgage Acceptance
    Corp., Series 98-C2, Class A2
    6.03%                                         09/15/30      3,152      3,182,191
  Credit Suisse First Boston Mortgage
    Securities Corp., Series 02-CP5,
    Class A2
    4.94%                                         12/15/35      5,655      5,476,990
  General Motors Acceptance Corp.
    Commercial Mortgage Securities,
    Inc., Series 00-C2, Class A2
    7.46%                                         08/16/33      1,890      2,020,536
  Goldman Sachs Mortgage Securities
    Corp. II, Series 05-GG4, Class A4
    4.76%                                         07/10/39      2,150      2,026,318
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp., Series
    01-C1, Class A3
    5.86%                                         10/12/35      4,530      4,605,414
  J.P. Morgan Chase Commercial
    Mortgage Security, Series 04-CBX,
    Class A4
    4.53%                                         07/15/41      2,700      2,581,038
  J.P. Morgan Mortgage Trust, Series
    06-A2, Class 5A3
    3.75%(b)                                      11/25/33      6,050      5,884,334
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 00-C4,
    Class A2
    7.37%                                         08/15/26      1,800      1,925,516
  Lehman Brothers-UBS Commercial
    Mortgage Trust, Series 04-C8,
    Class A4
    4.51%                                         12/15/29      3,825      3,657,337
  Morgan Stanley Capital Investments,
    Series 99-FNV1, Class A2
    6.53%                                         03/15/31        685        702,320

                                                                        ============
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $44,997,238)
                                                                          43,425,313
                                                                        ------------
ASSET BACKED SECURITIES - 4.9%
  Chase Issuance Trust, Series 04-A9,
    Class A9
    3.22%                                         06/15/10      3,450      3,351,847
  Citibank Credit Card Issuance Trust,
    Series 03-A6, Class A6
    2.90%(f)                                      05/17/10      1,375      1,312,480

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
96

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERNATIONAL BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- -------------
ASSET BACKED SECURITIES (Continued)
  Citibank Credit Card Issuance Trust,
    Series 04-A4, Class A4
    3.20%(b)                               08/24/09   $  3,175   $ 3,088,735
  Ford Credit Auto Owner Trust, Series
    05-C, Class A3
    4.30%                                  08/15/09      6,300     6,204,470
  Ford Credit Auto Owner Trust, Series
    06-A, Class A3
    5.07%                                  03/15/10      5,125     5,106,581
  Greenwich Capital Commercial
    Funding Corp., Series 04-GG1A,
    Class A4
    4.76%                                  06/10/36        740       720,775
  Student Loan Marketing Association
    Student Loan Trust, Series 99-3,
    Class A2
    4.78%(b)(f)                            07/25/12        485       486,049
  Student Loan Marketing Association
    Student Loan Trust, Series 03-7
    (GBP)
    5.15%                                  09/15/39      1,280     2,271,251
  Student Loan Marketing Association
    Student Loan Trust, Series 05-6,
    Class A2
    4.62%(b)                               07/25/16      7,225     7,224,748

                                                                 ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $29,989,173)                                              29,766,936
                                                                 -----------
CORPORATE BONDS - 1.6%
  Citigroup, Inc., Unsecured Bonds
    (JPY)
    2.24%                                  12/09/22    200,000     1,628,784
  General Electric Capital Corp., Senior
    Unsecured Bonds (NZD)
    6.62%                                  02/04/10      5,925     3,655,386
  General Electric Capital Corp., Senior
    Unsubordinated Notes (NZD)
    6.50%                                  09/28/15      5,945     3,630,615
  Pemex Project Funding Master Trust,
    Unsecured Notes
    5.75%                                  12/15/15        480       459,120

                                                                 ===========
TOTAL CORPORATE BONDS
  (Cost $10,646,217)                                               9,373,905
                                                                 -----------

                                      PAR/SHARES
                                        (000)
                                     -----------
SHORT TERM INVESTMENTS - 6.4%
  Federal Home Loan Bank, Discount
    Notes
       4.55%(g)           04/03/06         2,500     2,499,361
       4.65%(g)           04/21/06        25,000    24,935,417
  U.S. Treasury Bills
       4.59%(g)(h)        04/20/06         3,000     2,992,732
  Galileo Money Market Fund                8,264     8,263,542

                                                    ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $38,691,052)                                38,691,052
                                                    ----------

TOTAL INVESTMENTS IN
  SECURITIES -  95.7%
  (Cost $587,471,174(a))   576,522,399
                           -----------

                              NUMBER OF
                              CONTRACTS          VALUE
                          ----------------- ---------------
CALL SWAPTIONS PURCHASED - 0.1%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                850(i)    $    312,800
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                900(i)         534,600
  Salmon Brothers, Strike
Price $1.23,
    Expires 04/07/06                598(i)           7,029

                                              ============
TOTAL CALL SWAPTIONS PURCHASED
  (Cost $1,083,218)                                854,429
                                              ------------
CALL SWAPTIONS WRITTEN - 0.0%
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07
  (Premiums received             (2,650)(i)       (223,925)
                                              ------------
$1,029,525)
PUT SWAPTIONS PURCHASED - 0.2%
  Merrill Lynch, Strike
Price $5.26,
    Expires 03/02/16                850(i)         461,550
  Merrill Lynch, Strike
Price $5.50,
    Expires 12/14/15                900(i)         596,700

                                              ============
TOTAL PUT SWAPTIONS PURCHASED
  (Cost $979,775)                                1,058,250
                                              ------------
PUT SWAPTIONS WRITTEN - (0.2)%
  Union Bank, Strike
Price $4.73,
    Expires 06/13/07
  (Premiums received             (2,650)(i)     (1,582,845)
                                              ------------
$1,029,525)

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 4.2%          25,580,448
                              ----------
NET ASSETS - 100.0%         $602,208,756
                            ============

-------------------

 (a) Cost for federal Income tax purposes is $587,752,679. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $  5,526,764
      Gross unrealized depreciation                                       (16,757,044)
                                                                         ------------
                                                                         $(11,230,280)
                                                                         ============

 (b) Variable rate security. Rates shown are the rates as of March 31, 2006.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  As of  March 31,
       2006, the Portfolio  held 2.0% of its net assets, with a current market value of $12,196,486, in securities restricted as to resale.
 (d) Rates shown are the effective yields as of March 31, 2006.
 (e) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, these securities had a total market value of $8,749,630 which represents 1.5% of net assets.
  (f) Securities, or a portion thereof, pledged as collateral with a value of
       $1,827,879 on 1,091 short U.S. Treasury Note futures contracts, 373 long
       Euro-Bobl futures contracts, 58 long Euro-Bund futures contracts, 47 short Canada Government Bond futures contracts, 49 short Gilt British futures contracts and 29 long Japan Government Bond futures contracts expiring June 2006. The value of such contracts on March 31, 2006 was
       $236,035,980, with an unrealized gain of  $342,553 (including commissions of $3,899).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              97

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                    INTERNATIONAL BOND PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

 (g) The rate shown is the effective yield on the discount notes at the time of purchase.
 (h) Securities, or a portion thereof, with a market value of $2,664,214 have been pledged as collateral for swap and swaption contracts.  (i) Each swaption contract is equivalent to $10,000 notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
98

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                           HIGH YIELD BOND PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                            NUMBER
                                          OF SHARES      VALUE
                                         ----------- -------------
COMMON STOCKS - 1.4%
  American Tower Corp. - Class A(b)(c)           475   $    14,402
  Freedom Pay, Inc.(b)(d)                    314,534         3,145
  HCI Direct, Inc., Class A(b)(d)(e)         242,857     3,521,427
  Mach Gen LLC(b)(d)                             202             0
  Massey Energy Co.(b)(c)                     64,583     2,329,509
  Mattress Discounters Corp.(b)(d)(e)         22,488             0
  Mirant Corp.(b)                            277,105     6,927,621
  Phase Metrics, Inc.(b)(d)                  842,908        16,858
  Reunion Industries, Inc.(b)                  8,341        10,009

                                                       ===========
TOTAL COMMON STOCKS
  (Cost $23,658,945)                                    12,822,971
                                                       -----------

PREFERRED STOCKS - 0.2%
  Adelphia Business Solutions, Inc.,
    Series B
  3.22%(b)                                      2,200           0
  Mach Gen LLC
  0.00%(b)(d)                                     814           0
  New York Community Capital Trust V
  7.50%                                        30,000   1,464,000
  Paxson Communications Corp.
  7.12%(f)                                         20     169,810

                                                        =========
TOTAL PREFERRED STOCKS
  (Cost $3,385,766)                                     1,633,810
                                                        ---------

WARRANTS - 0.0%
  ATEP Holdings, Inc. (expiring
    10/24/15, strike price $.01)(b)(d)                 136         0
  ATH Holdings, Inc. (expiring
    10/24/15, strike price $.01)(b)(d)                 136         0
  ATPP Holdings, Inc. (expiring
    10/24/15, strike price $.01)(b)(d)                 136    26,119
  ATPR Holdings, Inc. (expiring
    10/24/15, strike price $.01)(b)(d)                 136         0
  DIVA Systems Corp. (issued
    02/19/98, expiring 03/01/08, strike
    price $0.01)(b)(e)(g)                            4,500         0
  Mattress Discounters Co. (issued
    08/03/99, expiring 07/15/07, strike
    price $.01)(b)(d)                                1,500         2
  Ubiquitel, Inc. (issued 04/11/00
    expiring 04/15/10, strike price
$    22.74)(b)(e)(g)                                 3,000         0

                                                              ======
TOTAL WARRANTS
  (Cost $142,414)                                             26,121
                                                              ------

                                                    PAR
                                       MATURITY    (000)
                                      ---------- ---------
ASSET BACKED SECURITIES - 0.1%
  Continental Airlines, Inc.,
    Pass-Through Certificates, Series
    99-1B
    6.80%
  (Cost $1,323,086)                     08/02/18    $1,521   1,452,978
                                                             ---------
CORPORATE BONDS - 79.6%
Aerospace - 2.4%
  AAR Corp., Senior Unsecured Notes
    6.88%                               12/15/07     1,845   1,856,531
    8.39%(g)                            05/15/11     3,850   3,888,500

                                                      PAR
                                         MATURITY    (000)      VALUE
                                        ---------- -------- -------------
CORPORATE BONDS (Continued)
Aerospace (Continued)
  Amor Holdings, Inc., Senior
    Subordinated Notes
     8.25%                                08/15/13   $  870   $   933,075
  BE Aerospace, Inc., Senior Notes
     8.50%                                10/01/10    5,745     6,125,606
  Sequa Corp., Senior Unsecured
    Notes
     8.88%                                04/01/08    1,390     1,452,550
     9.00%                                08/01/09    1,130     1,209,100
  Standard Aero Holdings, Inc., Senior
    Subordinated Notes
     8.25%                                09/01/14    8,070     7,101,600

                                                              ===========
                                                               22,566,962
                                                              -----------
Air Transportation - 0.2%
  American Airlines, Inc., Pass-Through
    Certificates, Series 99-1
     7.32%                                10/15/09    2,040     1,958,400
                                                              -----------
Broadcasting - 5.0%
  Adelphia Communications Corp.,
    Senior Notes
     0.13%(h)(i)                          12/31/49      625       540,625
    10.50%(h)                             12/31/49    2,000     1,210,000
  Adelphia Communications Corp.,
    Senior Unsecured Notes
    11.88%(h)                             09/15/07      500       619,375
    12.71%(h)                             10/01/10    5,950     3,570,000
  Allbritton Communications Co.,
    Senior Subordinated Notes
     7.75%                                12/15/12    2,210     2,221,050
  Cablevision Systems Corp., Senior
    Unsecured Notes
     8.72%(d)(j)                          04/01/09    8,235     8,636,456
  Charter Communications Holdings II
    LLC, Senior Unsecured Notes
    10.25%(g)                             09/15/10    1,600     1,568,000
  Charter Communications Holdings
    LLC, Senior Unsecured Notes
     8.00%(g)                             04/30/12    1,825     1,825,000
    11.12%(c)                             01/15/14    1,925       991,375
    17.15%(c)(k)                          01/15/15    2,745     1,207,800
  Charter Communications Holdings
    LLC, Unsecured Notes
    10.25%                                09/15/10    3,360     3,309,600
  Charter Communications, Inc., Senior
    Unsecured Notes
     5.88%                                11/16/09    2,370     1,637,670
  DirecTV Holdings LLC, Senior
    Unsecured Notes
     6.38%                                06/15/15    1,265     1,249,187
  Echostar DBS Corp., Senior
    Unsecured Notes
     7.78%(j)                             10/01/08    1,585     1,620,662
     7.12%(g)                             02/01/16    5,025     4,943,344
  Fisher Communications, Inc., Senior
    Unsecured Notes
     8.62%                                09/15/14    1,145     1,210,838
  Nexstar Finance Holdings LLC, Inc.,
    Senior Unsecured Notes
    11.74%(i)                             04/01/13    1,070       888,100

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              99

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Broadcasting (Continued)
  Rainbow National Services LLC,
    Senior Notes
     8.75%(g)                            09/01/12     $  370   $   394,050
  Rainbow National Services LLC,
    Senior Subordinated Notes
    10.38%                               09/01/14      6,895     7,739,638
  Rogers Cable, Inc., Senior Secured
    Notes
     6.75%                               03/15/15        640       654,400
  Sinclair Broadcast Group, Inc.,
    Senior Subordinated Notes
     4.88%(j)                            07/15/18      1,285     1,129,194

                                                               ===========
                                                                47,166,364
                                                               -----------
Business Services - 3.7%
  Cooper Standard Automotive, Senior
    Unsecured Notes
     7.00%(c)                            12/15/12      3,070     2,793,700
  Crystal U.S. Holdings, Senior
    Unsecured Notes
     3.88%(i)                            10/01/14        460       358,800
  DI Finance/Dyncorp International,
    Senior Subordinated Notes
     9.50%                               02/15/13      9,585     9,920,475
  Knowledge Learning Center, Senior
    Subordinated Notes
     7.75%(g)                            02/01/15      5,420     5,149,000
  Newpage Corp., Senior Secured
    Notes
    10.00%(c)                            05/01/12      6,835     7,210,925
    10.93%(j)                            05/01/12      1,175     1,239,625
  Rent-A-Center, Senior Subordinated
    Notes
     7.50%                               05/01/10        925       925,000
  Service Corp. International, Senior
    Unsecured Notes
     7.70%                               04/15/09      2,475     2,555,437
  UGS Corp., Senior Subordinated
    Notes
    10.00%                               06/01/12      4,150     4,565,000

                                                               ===========
                                                                34,717,962
                                                               -----------
Chemicals - 3.3%
  Airgas, Inc., Senior Subordinated
    Notes
     9.12%                               10/01/11      1,240      1,311,300
  Airgas, Inc., Senior Unsecured Notes
     6.25%                               07/15/14        614        601,720
  BCI US Finance Borden 2, Senior
    Secured Notes
    10.10%(g)(j)                         07/15/10      1,120      1,142,400
  BCP Crystal U.S. Holdings Corp.,
    Senior Subordinated Notes
     9.62%                               06/15/14      1,646      1,822,945
  Equistar Chemicals LP, Senior
    Unsecured Notes
    10.12%                               09/01/08      3,725      3,957,812
     8.75%                               02/15/09      1,215      1,257,525
    10.62%                               05/01/11      1,635      1,769,888
  Huntsman LLC, Senior Secured
    Notes
    11.62%                               10/15/10      1,971      2,232,158
  Huntsman LLC, Senior Unsecured
    Notes
    11.85%(j)                            07/15/11      1,200      1,263,000

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Chemicals (Continued)
    11.50%                               07/15/12     $1,114   $ 1,281,100
  IMC Global, Inc., Senior Unsecured
    Notes
    10.88%                               06/01/08      1,505     1,644,212
  Innophos, Inc., Senior Unsecured
    Notes
     8.88%                               08/15/14      4,625     4,810,000
  Lyondell Chemical Co., Senior
    Secured Notes
     9.62%                               05/01/07      2,250     2,323,125
    11.12%                               07/15/12        495       544,500
  Nova Chemicals Corp., Senior
    Unsecured Notes
     7.56%(j)                            11/15/13      3,775     3,793,875
  Rockwood Specialties Group, Inc.,
    Senior Subordinated Notes
    10.62%                               05/15/11      1,094     1,200,665

                                                               ===========
                                                                30,956,225
                                                               -----------
Computer Software & Services - 1.2%
  SS&C Technologies, Inc., Senior
    Subordinated Notes
    11.75%(g)                            12/01/13      1,885     2,016,950
  Sungard Data Systems, Inc., Senior
    Unsecured Notes
     9.12%(g)                            08/15/13      1,185     1,253,138
     9.43%(g)(j)                         08/15/13      3,530     3,724,150
  Xerox Corp., Senior Notes
     6.88%                               08/15/11      1,905     1,955,006
  Xerox Corp., Senior Unsecured
    Notes
     7.62%                               06/15/13        250       263,125
     5.85%                               03/15/16      2,360     2,342,300

                                                               ===========
                                                                11,554,669
                                                               -----------
Construction - 1.8%
  Beazer Homes USA, Inc., Senior
    Unsecured Notes
     8.62%                               05/15/11        580       606,100
  Compression Polymers Holdings,
    Senior Unsecured Notes
    10.50%(g)                            07/01/13      2,450     2,499,000
  D.R. Horton, Inc., Senior Unsecured
    Notes
     6.88%                               05/01/13      1,300     1,329,250
  K. Hovnanian Enterprises, Inc.,
    Senior Unsecured Notes
    10.50%                               10/01/07      2,000     2,130,000
  North American Energy Partners,
    Inc., Senior Secured Notes
     9.00%                               06/01/10      6,700     7,102,000
  North American Energy Partners,
    Inc., Senior Unsecured Notes
     8.75%                               12/01/11      2,900     2,842,000

                                                               ===========
                                                                16,508,350
                                                               -----------
Containers - 1.0%
  Ball Corp., Senior Unsecured Notes
     6.25%                               03/15/18        655       651,725
  Concentra Operating Corp., Senior
    Subordinated Notes
     9.12%                               06/01/12      2,145     2,246,887
  Crown Holdings, Inc., Debentures
     8.00%                               04/15/23      1,195     1,162,137

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
100

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- -------------
CORPORATE BONDS (Continued)
Containers (Continued)
  Crown Holdings, Inc., Senior
    Debentures
     7.38%                                 12/15/26     $  920   $   853,300
  Pregis Corp., Senior Secured Notes
    (EUR)
     7.51%(j)                              04/15/13        875     1,060,375
  Pregis Corp., Senior Subordinated
    Notes
    12.38%(c)(g)                           10/15/13      3,185     3,336,288

                                                                 ===========
                                                                   9,310,712
                                                                 -----------
Electronics - 0.8%
  Amkor Technology, Inc., Senior
    Unsecured Notes
     9.25%(c)                              02/15/08      4,010     4,090,200
  Amkor Technology, Inc., Unsecured
    Notes
     5.00%(c)                              03/15/07      1,650     1,610,813
  Condor Systems, Inc., Senior
    Subordinated Notes, Series B
    11.88%(h)                              05/01/09      1,500             0
  Flextronics International Ltd., Senior
    Subordinated Notes
     6.50%                                 05/15/13      1,610     1,597,925

                                                                 ===========
                                                                   7,298,938
                                                                 -----------
Energy & Utilities - 8.5%
  AES Eastern Energy LP, Pass
    Through Certificates, Series 99-B
     9.67%                                 01/02/29        500       605,400
  AES Eastern Energy LP,
    Pass-Through Certificates
     9.00%                                 01/02/17      3,456     3,904,873
  AES Ironwood LLC, Senior Secured
    Notes
     8.86%                                 11/30/25      3,846     4,317,180
  AES Red Oak LLC, Senior Secured
    Notes
     8.54%                                 11/30/19      2,844     3,107,327
  CE Generation LLC, Senior Notes
     7.42%                                 12/15/18      6,230     6,479,421
  Centerpoint Energy, Inc., Senior
    Unsecured Notes
     7.25%                                 09/01/10        505       532,751
  Citizens Communications Co., Senior
    Unsecured Notes
     6.25%                                 01/15/13      3,525     3,436,875
  CMS Energy Corp., Senior Notes
     7.50%                                 01/15/09        740       761,275
  CMS Energy Corp., Senior
    Unsecured Notes
     7.75%                                 08/01/10      1,405     1,471,738
     8.50%                                 04/15/11        790       857,150
  Copano Energy LLC, Senior
    Unsecured Notes
     8.12%(g)                              03/01/16      1,700     1,759,500
  Elwood Energy LLC, Senior Secured
    Notes
     8.16%                                 07/05/26      7,864     8,414,131
  FPL Energy National Wind, Senior
    Secured Notes
     6.12%(g)                              03/25/19        608       592,337
  Homer City Funding LLC, Senior
    Secured Notes
     8.73%                                 10/01/26      1,682     1,908,854

                                                        PAR
                                          MATURITY     (000)       VALUE
                                         ---------- ---------- -------------
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
  Midwest Generation LLC,
    Pass-Through Certificates
     8.56%                                 01/02/16     $4,655   $ 5,050,243
  Mirant America Corp., Escrow Bonds
     0.00%(c)(g)(l)                        12/31/49      5,150       290,200
  Mirant Americas Generation LLC,
    Escrow Bonds
     0.00%(c)(e)(l)                        12/31/49      1,215             0
  Mirant Americas Generation LLC,
    Senior Unsecured Notes
     9.12%(j)                              05/01/31      2,450     2,609,250
  Mirant Americas Generation, Inc.,
    Senior Unsecured Notes
     8.30%                                 05/01/11      4,380     4,533,300
  Mirant Mid-Atlantic LLC, Pass
    Through Certificates
     9.12%                                 06/30/17      1,193     1,393,140
  Mission Energy Holding Co., Senior
    Secured Notes
    13.50%                                 07/15/08      4,935     5,662,913
  Northwestern Corp., Notes
     5.88%                                 11/01/14      2,570     2,531,363
  NRG Energy, Inc., Senior Unsecured
    Notes
     7.38%                                 02/01/16      3,725     3,804,156
  Orion Power Holdings, Inc., Senior
    Unsecured Notes
    12.00%                                 05/01/10      6,650     7,497,875
  Reliant Energy, Inc., Senior Secured
    Notes
     9.25%                                 07/15/10      1,365     1,368,413
     6.75%                                 12/15/14      3,265     2,905,850
  Sithe Independence Funding Corp.,
    Notes
     9.00%(i)                              12/30/13      1,535     1,657,631
  Tenaska Alabama Partners LP,
    Senior Secured Notes
     7.00%(g)                              06/30/21        941       946,804
  Verasun Energy Corp., Notes
     9.88%(g)                              12/15/12      1,145     1,213,700

                                                                 ===========
                                                                  79,613,650
                                                                 -----------
Entertainment & Leisure - 4.5%
  Caesars Entertainment, Senior
    Subordinated Notes
     8.12%                                 05/15/11        500       543,750
  Greektown Holdings LLC, Senior
    Notes
    10.75%(g)                              12/01/13      3,615     3,723,450
  Kerzner International Ltd., Senior
    Subordinated Notes
     6.75%                                 10/01/15      3,650     3,841,625
  Lazydays RV Center, Inc., Senior
    Notes
    11.75%                                 05/15/12      4,520     4,463,500
  Mashantucket West Pequot, Notes
     5.91%(g)                              09/01/21        500       479,090
  MGM Mirage, Inc., Senior Notes
     6.00%                                 10/01/09      4,060     3,999,100
  MGM Mirage, Inc., Senior Unsecured
    Notes
     6.75%                                 09/01/12        825       822,938

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             101

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
  Mohegan Tribal Gaming Authority,
    Senior Unsecured Notes
     6.12%                               02/15/13     $1,790   $ 1,758,675
  Riddell Bell Holdings, Inc., Senior
    Subordinated Notes
     8.38%                               10/01/12      2,235     2,223,825
  San Pasqual Casino, Senior
    Unsecured Notes
     8.00%(g)                            09/15/13      1,230     1,242,300
  Seneca Gaming Corp., Senior
    Unsecured Notes
     7.25%                               05/01/12      7,170     7,252,450
  Station Casinos, Inc., Senior Notes
     6.00%                               04/01/12      1,450     1,430,063
  Station Casinos, Inc., Senior
    Subordinated Notes
     6.62%(g)                            03/15/18      1,750     1,710,625
  Steinway Musical Instruments, Inc.,
    Senior Unsecured Notes
     7.00%(g)                            03/01/14      1,010     1,015,050
  Virgin River Casino Corp., Senior
    Secured Notes
     9.00%                               01/15/12      3,820     3,877,300
  Waterford Gaming LLC, Senior
    Unsecured Notes
     8.62%(g)                            09/15/12      3,152     3,356,880
  Wynn Las Vegas LLC, First Mortgage
    Notes
     6.62%                               12/01/14        155       151,512

                                                               ===========
                                                                41,892,133
                                                               -----------
Finance - 3.1%
  Arch Western Finance, Senior Notes
     6.75%(j)                            07/01/13      1,575     1,567,125
  Borden U.S. Finance Corp., Notes
     9.00%                               07/15/14        400       413,000
  Capital Guardian Ltd., Subordinated
    Bonds
    11.45%(g)                            05/24/13      1,000     1,005,700
  Chukchansi Economic Development
    Authority, Unsecured Notes
     8.06%(g)(j)                         11/15/12        990     1,009,800
  Chukchansi Economic Devolopment
    Authority, Senior Unsecured Notes
     8.00%(g)                            11/15/13      1,225     1,252,563
  Compton Petroleum Finance Corp.,
    Senior Notes
     7.62%                               12/01/13      1,945     1,945,000
  Ford Motor Credit Co., Unsecured
    Notes
     5.70%                               01/15/10      7,880     6,992,893
     7.38%                               02/01/11      2,345     2,157,316
  Hilcorp Energy I LP, Senior
    Unsecured Notes
     7.75%(g)                            11/01/15        625       623,438
  Hilcorp Energy/Finance, Senior Notes
    10.50%(g)                            09/01/10      2,402     2,645,202
  Ineos Group Holdings PLC,
    Unsecured Notes
     8.50%(g)                            02/15/16      1,260     1,197,000
  Jason, Inc., Second Lien Notes
    Certificates
    15.00%(d)(e)(f)(j)                   12/15/07      1,622     1,622,233

                                                      PAR
                                        MATURITY     (000)       VALUE
                                       ---------- ---------- -------------
CORPORATE BONDS (Continued)
Finance (Continued)
  K&F Acquisition, Inc., Senior
    Subordinated Notes
     7.75%                               11/15/14     $  260   $   263,900
  Nell Af Sarl, Senior Unsecured Notes
     8.38%(c)(g)                         08/15/15      3,000     2,977,500
  Poster Financial Group, Inc., Senior
    Secured Notes
     8.75%                               12/01/11      1,780     1,873,450
  Salton Sea Funding, Senior Secured
    Notes
     7.48%                               11/30/18      1,042     1,115,444
  Zais Investment Grade Ltd. (Cayman
    Islands), Secured Notes
     9.95%(f)(g)(m)                      09/23/14      1,405       163,935

                                                               ===========
                                                                28,825,499
                                                               -----------
Food & Agriculture - 1.0%
  B&G Foods Holding Corp., Senior
    Notes
     8.00%                               10/01/11      2,170     2,251,375
  Gold Kist, Inc., Senior Notes
    10.25%                               03/15/14      2,696     2,911,680
  Merisant Co., Senior Subordinated
    Notes
     9.50%(c)(j)                         07/15/13      5,570     3,843,300
  Nebco Evans Holding Co., Senior
    Notes
    17.25%(b)(d)(h)(i)                   07/15/07        800             0

                                                               ===========
                                                                 9,006,355
                                                               -----------
Insurance - 0.7%
  Coventry Health Care, Inc., Senior
    Unsecured Notes
     5.88%                               01/15/12        990       981,397
     6.12%                               01/15/15        990       984,040
  Crum & Forster Holdings Corp.,
    Senior Notes
    10.38%                               06/15/13      2,160     2,214,000
  Fairfax Financial Holdings Ltd.,
    Debentures
     8.30%                               04/15/26        530       442,550
  Fairfax Financial Holdings Ltd.,
    Senior Notes
     6.88%(c)                            04/15/08        665       638,400
  First Mercury Holdings, Senior
    Unsecured Notes
    12.75%(g)(j)                         08/15/12      1,800     1,799,064

                                                               ===========
                                                                 7,059,451
                                                               -----------
Leasing - 1.1%
  Ahern Rentals, Inc., Notes
     9.25%                               08/15/13      2,075     2,163,188
  United Rentals N.A., Inc., Senior
    Subordinated Notes
     7.75%(c)                            11/15/13      4,015     4,015,000
     7.00%                               02/15/14      1,395     1,339,200
     1.88%(c)                            10/15/23      1,760     2,842,400

                                                               ===========
                                                                10,359,788
                                                               -----------
Machinery & Heavy Equipment - 0.4%
  JLG Industries, Inc., Senior
    Subordinated Notes
     8.38%(c)                            06/15/12      2,315     2,430,750

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
102

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Machinery & Heavy Equipment (Continued)
  Terex Corp., Senior Subordinated
    Notes
     7.38%                                01/15/14     $1,000   $ 1,022,500

                                                                ===========
                                                                  3,453,250
                                                                -----------
Manufacturing - 6.0%
  Argo Tech Corp., Senior Unsecured
    Notes
     9.25%                                06/01/11      1,435     1,521,100
  Blount International, Inc., Senior
    Subordinated Notes
     8.88%                                08/01/12      4,050     4,212,000
  California Steel Industries, Inc.,
    Senior Unsecured Notes
     6.12%                                03/15/14      1,990     1,915,375
  Covalence Speciality Materials Corp.,
    Senior Subordinated Notes
    10.25%(g)                             03/01/16      1,445     1,517,250
  Delco Remy International, Inc.,
    Senior Secured Notes
     8.60%(c)(j)                          04/15/09      1,185     1,122,788
  Delco Remy International, Inc.,
    Senior Subordinated Notes
     9.38%(e)(g)                          04/15/12        700       336,000
  Domtar, Inc., Senior Unsecured
    Notes
     7.88%                                10/15/11        600       568,500
     7.12%                                08/15/15      1,250     1,103,125
  Erico International Corp., Senior
    Subordinated Notes
     8.88%                                03/01/12      5,425     5,587,750
  General Cable Corp., Senior
    Unsecured Notes
     9.50%                                11/15/10      3,230     3,480,325
  Gentek, Inc., Escrow Bonds
     0.00%(l)                             12/01/33      1,000             0
  Goodman Global Holdings, Inc.,
    Senior Subordinated Notes
     7.88%                                12/15/12      3,450     3,406,875
  Goodman Global Holdings, Inc.,
    Senior Unsecured Notes
     7.49%(j)                             06/15/12      1,160     1,174,500
  Graftech International Ltd., Senior
    Debentures
     1.62%                                01/15/24      2,180     1,550,525
  Keystone Automotive Operations,
    Inc., Senior Subordinated Notes
     9.75%                                11/01/13      2,280     1,995,000
  Metaldyne Corp., Senior Unsecured
    Notes
    10.00%(c)(g)(j)                       11/01/13      4,300     4,020,500
  Norcross Safety Products LLC,
    Senior Subordinated Notes
     9.88%                                08/15/11      3,350     3,484,000
  Park-Ohio Industries, Inc., Senior
    Subordinated Notes
     8.38%                                11/15/14      4,120     3,903,700
  Russell Metals, Inc., Senior
    Subordinated Notes
     6.38%                                03/01/14      1,625     1,596,562
  Smurfit-Stone Container Corp.,
    Senior Unsecured Notes
     9.75%                                02/01/11      3,670     3,770,925

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Manufacturing (Continued)
  Southern Copper Corp., Senior
    Unsecured Notes
     6.38%                                07/27/15     $  545   $   530,779
  Stanadyne Corp., Senior
    Subordinated Notes
    10.00%                                08/15/14      2,415     2,312,362
  Stanadyne Holdings, Inc., Senior
    Unsecured Notes
    15.90%(i)                             02/15/15      4,755     2,520,150
  Tenneco, Inc., Senior Subordinated
    Notes
     8.62%(c)                             11/15/14      2,650     2,650,000
  Texas Industries, Inc., Senior
    Unsecure Notes
     7.25%                                07/15/13      1,350     1,393,875
  Westlake Chemicals Corp., Senior
    Unsecured Notes
     6.62%                                01/15/16        685       677,294

                                                                ===========
                                                                 56,351,260
                                                                -----------
Medical & Medical Services - 1.1%
  Bio-Rad Laboratories, Inc., Senior
    Subordinated Notes
     7.50%                                08/15/13      2,820     2,911,650
  Duloxetine Royalty, Senior Secured
    Notes
    13.00%(e)(n)                          10/15/13      2,500     2,600,000
  HCA, Inc., Unsecured Notes
     5.50%                                12/01/09      1,775     1,729,737
  Select Medical Corp., Senior
    Subordinated Notes
     7.62%                                02/01/15      1,740     1,570,350
  Tenet Healthcare Corp., Senior
    Unsecured Notes
     6.88%                                11/15/31      2,170     1,733,288

                                                                ===========
                                                                 10,545,025
                                                                -----------
Medical Instruments & Supplies - 0.5%
  Universal Hospital Services, Inc.,
    Senior Notes
    10.12%                                11/01/11      4,525     4,683,375
                                                                -----------
Metal & Mining - 2.2%
  Adaro Finance BV, Notes
     8.50%(g)                             12/08/10      1,250     1,284,375
  Alpha Natural Resources, Senior
    Unsecured Notes
    10.00%                                06/01/12      3,395     3,734,500
  Century Aluminum Co., Senior
    Unsecured Notes
     7.50%                                08/15/14      2,605     2,702,687
  Foundation Pennsylvania Coal Co.,
    Senior Unsecured Notes
     7.25%                                08/01/14      3,225     3,257,250
  Ipsco, Inc., Senior Notes
     8.75%                                06/01/13      4,800     5,232,000
  Massey Energy Co., Senior
    Unsecured Notes
     6.62%                                11/15/10        350       356,125
     6.88%(g)                             12/15/13      1,500     1,470,000
  Plains E&P Co., Senior Unsecured
    Notes
     7.12%                                06/15/14        450       464,625

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             103

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                         PAR
                                          MATURITY      (000)       VALUE
                                        ------------ ---------- -------------
CORPORATE BONDS (Continued)
Metal & Mining (Continued)
  TRIMAS Corp., Senior Subordinated
    Notes
     9.88%                                  06/15/12     $2,275   $ 2,007,688

                                                                  ===========
                                                                   20,509,250
                                                                  -----------
Motor Vehicles - 2.8%
  Arvinmeritor, Inc., Senior Notes
     6.80%                                  02/15/09        176       176,000
  Arvinmeritor, Inc., Senior Unsecured
    Notes
     8.75%                                  03/01/12        100        99,500
  CSK Auto, Inc., Senior Subordinated
    Notes
     7.00%                                  01/15/14        740       704,850
  CSK Auto, Inc., Senior Unsecured
    Notes
     3.38%(g)                               08/15/25      1,100     1,009,250
  Dura Operating Corp., Senior
    Subordinated Notes
     9.00%                                  05/01/09      1,250       612,500
  Dura Operating Corp., Senior
    Unsecured Notes
     8.62%(c)                               04/15/12      4,020     3,291,375
  Eagle-Picher, Inc., Senior Notes
     9.75%(c)(h)                            09/01/13      3,285     2,266,650
  General Motors, Senior Unsecured
    Notes
     8.25%                                  07/15/23      1,200       864,000
  Lear Corp., Senior Unsecured Notes
     8.11%(c)                               05/15/09      2,590     2,408,700
     5.75%                                  08/01/14      1,670     1,352,700
     5.18%(c)(k)                            02/20/22      2,430     1,126,913
  Nationsrent, Inc., Senior Unsecured
    Notes
     9.50%                                  05/01/15      4,150     4,497,562
  Sunstate Equipment Co. LLC, Senior
    Secured Notes
    10.50%(g)                               04/01/13      7,760     8,109,200

                                                                  ===========
                                                                   26,519,200
                                                                  -----------
Oil & Gas - 7.2%
  ANR Pipeline Co., Senior Debentures
     9.62%                                  11/01/21      1,765     2,166,538
  Chaparral Energy, Inc., Senior Notes
     8.50%                                  12/01/15      1,255     1,305,200
  Chesapeake Energy Corp., Senior
    Unsecured Notes
     7.00%                                  08/15/14        415       425,375
     6.38%                                  06/15/15      2,080     2,048,800
     6.50%                                  08/15/17      2,475     2,444,062
     6.88%(g)                               11/15/20        300       302,250
  Clayton Williams Energy, Inc., Senior
    Unsecured Notes
     7.75%                                  08/01/13      1,815     1,697,025
  Colorado Interstate Gas Co., Senior
    Unsecured Notes
     6.80%(g)                               11/15/15      1,300     1,322,603
  Compton Petroleum Finance Corp.,
    Senior Unsecured Notes
     7.62%(g)                               12/01/13      1,750     1,750,000
  Dynegy Holdings, Inc., Secured
    Notes
    10.12%(g)                               07/15/13      3,965     4,542,700

                                                         PAR
                                          MATURITY      (000)       VALUE
                                        ------------ ---------- -------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  Dynegy-Roseton Danskammer LLC,
    Pass-Through Certificates
     7.27%                                  11/08/10     $4,555   $ 4,600,550
  El Paso Corp., Senior Notes
     9.62%                                  05/15/12      3,285     3,654,562
  El Paso Corp., Senior Unsecured
    Notes
    10.75%                                  10/01/10        390       435,825
  El Paso Natural Gas Co., Senior
    Unsecured Notes
     8.38%(j)                               06/15/32      1,090     1,231,700
  Exco Resources, Inc., Senior
    Secured Notes
     7.25%                                  01/15/11      4,215     4,230,806
  Frontier Oil Corp., Senior Unsecured
    Notes
     6.62%                                  10/01/11        785       786,962
  KCS Energy, Inc., Senior Unsecured
    Notes
     7.12%                                  04/01/12      4,700     4,711,750
  Newfield Exploration Co., Senior
    Subordinated Notes
     8.38%                                  08/15/12        420       449,400
     6.62%                                  09/01/14        250       250,625
  Ocean Rig Norway ASA, Senior
    Secured Notes
     8.38%(g)                               07/01/13        960     1,032,000
  Pogo Producing Co., Senior
    Subordinated Notes
     6.88%                                  10/01/17      2,225     2,219,438
  The Premcor Refining Group, Inc.,
    Senior Notes
     6.75%                                  05/01/14        790       820,612
     7.50%                                  06/15/15      1,195     1,257,738
  Pride International, Inc., Senior
    Unsecured Notes
     7.38%                                  07/15/14      1,190     1,261,400
  Range Resources Corp., Senior
    Subordinated Notes
     7.38%                                  07/15/13      2,325     2,406,375
  Southern Natural Gas Co., Senior
    Unsecured Notes
     8.00%                                  03/01/32        750       822,553
  Tennessee Gas Pipeline Co., Senior
    Debentures
     7.00%                                  10/15/28      1,000       988,587
  Tennessee Gas Pipeline Co., Senior
    Unsecured Notes
     8.38%                                  06/15/32      1,565     1,784,100
  Transcontinental Gas Pipeline Corp.,
    Senior Debentures
     7.25%                                  12/01/26      2,515     2,625,031
  Transcontinental Gas Pipeline Corp.,
    Senior Notes
     8.88%                                  07/15/12      3,645     4,182,638
  Whiting Petroleum Corp., Senior
    Subordinated Notes
                                           05/01/12-
     7.25%                                 05/01/13       2,355     2,343,225
     7.00%(g)                               02/01/14        375       371,250
  The Williams Cos., Inc., Credit Link
    Certificates
     6.75%(g)                               04/15/09      2,800     2,838,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
104

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  The Williams Cos., Inc., Senior
    Unsecured Notes
     6.54%(g)(j)                          10/01/10     $2,110   $ 2,154,838
     7.62%                                07/15/19        500       535,000
     7.75%                                06/15/31        325       344,500
     8.75%                                03/15/32      1,030     1,205,100

                                                                ===========
                                                                 67,549,618
                                                                -----------
Paper & Forest Products - 1.9%
  Bowater Canada Finance Corp.,
    Senior Unsecured Notes
     7.95%                                11/15/11      1,760     1,755,600
  Bowater, Inc., Senior Unsecured
    Notes
     7.91%(j)                             03/15/10      1,955     1,964,775
  Caraustar Industries, Inc., Senior
    Subordinated Notes
     9.88%                                04/01/11      8,750     9,209,375
  Cascades, Inc., Unsecured Notes
     7.25%                                02/15/13      1,030       973,350
  Donohue Forest Products, Senior
    Notes
     7.62%                                05/15/07      1,515     1,530,150
  Norske Skog Canada Ltd., Senior
    Unsecured Notes
     7.38%                                03/01/14      2,200     2,079,000

                                                                ===========
                                                                 17,512,250
                                                                -----------
Pharmaceuticals - 0.9%
  Angiotech Pharmaceuticals, Inc.,
    Senior Subordinated Notes
     7.75%(g)                             04/01/14      4,060     4,100,600
  Curative Health Services, Senior
    Unsecured Notes
    10.75%(h)                             05/01/11      4,115     2,422,706
  Valeant Pharmaceuticals,
    Subordinated Notes
     4.00%                                11/15/13      2,820     2,411,100

                                                                ===========
                                                                  8,934,406
                                                                -----------
Publishing & Printing - 1.7%
  Dex Media West/Finance, Senior
    Subordinated Notes
     9.88%                                08/15/13      1,573     1,740,131
  Network Communications, Inc.,
    Senior Unsecured Notes
    10.75%(g)                             12/01/13      1,780     1,811,150
  Primedia, Inc., Senior Unsecured
    Notes
    10.12%(j)                             05/15/10      1,700     1,734,000
     8.88%                                05/15/11        405       394,875
     8.00%                                05/15/13      4,625     4,231,875
  RH Donnelley Corp., Senior
    Unsecured Notes
     8.88%                                01/15/16      3,050     3,152,938
  Scholastic Corp., Unsecured Notes
     5.00%                                04/15/13      3,000     2,578,332

                                                                ===========
                                                                 15,643,301
                                                                -----------
Real Estate - 0.9%
  American Real Estate Partners LP,
    Senior Unsecured Notes
     8.12%                                06/01/12      3,075     3,167,250
     7.12%                                02/15/13      3,150     3,102,750

                                                       PAR
                                         MATURITY     (000)       VALUE
                                        ---------- ---------- -------------
CORPORATE BONDS (Continued)
Real Estate (Continued)
  The Rouse Co., Unsecured Notes
     5.38%                                11/26/13     $  540   $   503,306
  Ventas Realty LP, Senior Unsecured
    Notes
     6.75%                                06/01/10      1,910     1,943,425

                                                                ===========
                                                                  8,716,731
                                                                -----------
Retail Merchandising - 1.5%
  AutoNation, Inc., Senior Unsecured
    Notes
     9.00%                                08/01/08      1,600     1,730,000
  Duane Reade, Inc., Senior Secured
    Notes
     9.41%(j)                             12/15/10        800       792,000
  Finlay Fine Jewelry Corp., Senior
    Unsecured Notes
     8.38%                                06/01/12      1,880     1,652,050
  Movie Gallery, Inc., Senior
    Unsecured Notes
    11.00%(c)                             05/01/12      3,950     1,955,250
  Neiman Marcus Group, Inc., Senior
    Unsecured Notes
     9.00%(g)                             10/15/15      2,126     2,253,560
  Rite Aid Corp., Senior Unsecured
    Notes
     6.12%(c)(g)                          12/15/08      5,395     5,246,638

                                                                ===========
                                                                 13,629,498
                                                                -----------
Semiconductors & Related Devices - 1.0%
  Freescale Semiconductor, Inc.,
    Senior Unsecured Notes
     7.35%(c)(j)                          07/15/09      1,550     1,584,875
  Magnachip Semiconductor, Notes
     6.88%                                12/15/11      1,365     1,303,575
  Magnachip Semiconductor, Secured
    Notes
     8.16%(j)                             12/15/11      4,105     4,156,312
  Stats Chippac Ltd., Senior
    Unsecured Notes
     7.50%                                07/19/10        430       436,988
     6.75%                                11/15/11      2,100     2,058,000

                                                                ===========
                                                                  9,539,750
                                                                -----------
Telecommunications - 9.3%
  American Tower Corp., Senior
    Unsecured Notes
     7.50%(c)                             05/01/12      5,025     5,263,688
  American Tower Corp., Unsecured
    Notes
     3.00%                                08/15/12      4,600     7,250,750
  Asia Global Crossing Ltd., Senior
    Unsecured Notes
    13.38%(h)                             10/15/10      2,000        65,000
  CCO Holdings LLC, Capital Corp.,
    Senior Unsecured Notes
     9.04%(j)                             12/15/10      1,270     1,262,063
  Centennial Communications, Senior
    Subordinated Notes
    10.75%(c)                             12/15/08      3,530     3,605,013
  Centennial Communications, Senior
    Unsecured Notes
     8.12%                                02/01/14      4,530     4,631,925

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             105

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                         PAR
                                          MATURITY      (000)       VALUE
                                        ------------ ---------- -------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Cincinnati Bell, Inc., Senior
    Unsecured Notes
     7.25%                                  07/15/13     $5,025   $ 5,188,313
  CSC Holdings, Inc., Senior Notes
     7.88%                                  12/15/07        700       715,750
  CSC Holdings, Inc., Senior
    Unsecured Notes
     6.75%(g)                               04/15/12        285       280,012
  Dobson Cellular Systems, Inc.,
    Senior Secured Notes
     8.38%                                  11/01/11      2,895     3,061,462
     9.43%(j)                               11/01/11      1,595     1,650,825
  Dobson Communications Corp.,
    Debentures
     1.50%(g)                               10/01/25        930       915,594
  Dobson Communications Corp.,
    Senior Notes
     8.85%(c)(j)                            10/15/12      1,480     1,468,900
  Intelsat Ltd., Senior Unsecured Notes
     9.60%(j)                               01/15/12      5,750     5,879,375
     8.62%                                  01/15/15        900       929,250
  IWO Holdings, Inc., Senior
    Unsecured Notes
     8.50%(i)                               01/15/15      3,297     2,464,508
  Lucent Technologies, Inc.,
    Debentures
     6.50%                                  01/15/28      3,056     2,727,480
  Lucent Technologies, Inc., Senior
    Debentures
     6.45%                                  03/15/29      2,465     2,224,662
  Lucent Technologies, Inc., Senior
    Unsecured Notes
     5.50%                                  11/15/08        265       262,350
  Nortel Networks Corp., Unsecured
    Notes
     6.88%                                  09/01/23      1,385     1,267,275
  Ntelos Holdings Corp., Senior
    Unsecured Notes
    13.35%(g)(j)                            10/15/13      1,289     1,289,417
  PanAmSat Corp., Senior Debentures
     6.88%                                  01/15/28      2,690     2,394,100
  PF Net Communications, Inc., Senior
    Unsecured Notes
    13.75%(h)                               05/15/10      1,000             0
  Qwest Communications International,
    Senior Unsecured Notes
     8.25%(j)                               02/15/09        485       495,912
  Qwest Corp., Debentures
     7.25%                                  10/15/35      1,845     1,842,694
     7.12%                                  11/15/43      2,105     2,041,850
  Qwest Corp., Senior Unsecured
    Notes
     7.88%                                  09/01/11      3,175     3,385,344
  Qwest Corp., Unsecured Notes
     8.88%(j)                               03/15/12        965     1,080,800
     8.16%(j)                               06/15/13      2,000     2,190,000
  Rogers Wireless, Inc., Senior
    Secured Notes
     8.04%(j)                               12/15/10        795       816,862
     9.62%                                  05/01/11      1,750     2,010,312
     7.25%                                  12/15/12        360       376,200
     7.50%                                  03/15/15        500       536,250

                                                         PAR
                                          MATURITY      (000)       VALUE
                                        ------------ ---------- -------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Rogers Wireless, Inc., Senior
    Subordinated Notes
     8.00%                                  12/15/12     $2,730   $ 2,893,800
  Rural Cellular Corp., Senior Secured
    Notes
     9.41%(j)                               03/15/10      1,050     1,076,250
  Superior Essex Communications &
    Essex Group, Senior Notes
     9.00%                                  04/15/12      4,845     4,869,225
  Wind Acquistion Finance SA, Senior
    Unsecured Notes
    10.75%(g)                               12/01/15      7,840     8,467,200

                                                                  ===========
                                                                   86,880,411
                                                                  -----------
Transportation - 1.8%
  Allied Holdings, Inc., Senior Notes,
    Series B
     8.62%(h)                               10/01/07      5,590     4,052,750
  CHC Helicopter Corp., Senior
    Subordinated Notes
     7.38%                                  05/01/14        760       775,200
  H-Lines Finance Holding Corp.,
    Senior Notes
    10.25%(i)                               04/01/13      3,062     2,556,770
  Horizon Lines LLC, Senior
    Unsecured Notes
     9.00%                                  11/01/12      2,915     3,075,325
  Hornbeck Offshore Services, Inc.,
    Senior Unsecured Notes
     6.12%                                  12/01/14        955       928,737
  Overseas Shipholding Group, Inc.,
    Debentures
     8.75%                                  12/01/13      3,980     4,368,050
  Teekay Shipping Corp., Senior
    Unsecured Notes
     8.88%                                  07/15/11      1,250     1,381,250

                                                                  ===========
                                                                   17,138,082
                                                                  -----------
Waste Management - 0.1%
  Casella Waste Systems, Inc., Senior
    Subordinated Notes
     9.75%                                  02/01/13      1,225     1,310,750
                                                                  -----------
Yankee - 2.0%
  Abitibi-Consolidated, Inc. (Canada),
    Senior Unsecured Notes
     8.38%(c)(m)                            04/01/15        970       940,900
  Abitibi-Consolidated, Inc. (Canada),
    Unsecured Notes
     6.00%(m)                               06/20/13      2,100     1,806,000
  Ainsworth Lumber Co. Ltd. (Canada),
    Senior Unsecured Notes
     8.71%(j)(m)                            10/01/10      3,800     3,800,000
     7.25%(m)                               10/01/12        465       420,825
  Compagnie Generale de
    Geophysique (France), Senior
    Unsecured Notes
                                           05/05/15-
     7.50%(g)(m)                           05/15/15       2,440     2,533,950
  Eircom Funding (Ireland), Senior
    Subordinated Notes
     8.25%(m)                               08/15/13      1,390     1,495,988

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
106

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- --------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Ispat Inland ULC (Canada), Senior
    Secured Notes
     9.75%(m)                             04/01/14    $ 5,449   $  6,164,181
  Omi Corp. (Mali), Senior Notes
     7.62%(m)                             12/01/13      1,455      1,484,100

                                                                ============
                                                                  18,645,944
                                                                ------------
TOTAL CORPORATE BONDS
  (Cost $749,984,655)                                            746,357,559
                                                                ------------
FOREIGN BONDS - 0.6%
  Aero Investments (Luxembourg)
    (EUR)
    11.16%(f)(g)(j)
  (Cost $5,870,819)                       03/01/15      4,592      5,732,137
                                                                ------------
TERM LOANS - 4.6%
  Applied Tech Products Corp. Tranche
    A
     9.03%(d)(j)                          10/24/10      1,232      1,223,574
  Applied Tech Products Corp. Tranche
    B
    13.53%(d)(j)                          04/24/11        566        560,274
  Applied Tech Products Corp. Tranche
    C
    17.03%(d)(j)                          10/24/11        204        176,772
  Blb Wembley Term 2nd Lien
     8.74%(j)                             08/31/12        500        507,500
  Dunkin Brands, Inc.
     8.94%(j)                             03/01/07      1,770      1,772,120
    10.32%(j)                             03/01/07      4,449      4,448,686
  Eggborough Power Station Terminal
    (GBP)
     7.00%(m)                             09/08/15        900      4,300,085
  Healthsouth Corp.
     7.94%(j)                             03/15/13      2,000      2,015,000
  Hit Entertainment 2nd Lien Loan
     9.97%(j)                             01/31/13      1,500      1,515,000
  Mach Gen LLC Tranche A
    Construction
     0.00%(h)(j)                          12/31/49        889      1,173,498
  Mach Gen LLC Tranche B
    Construction
     0.00%(h)(j)                          12/31/49      1,526      2,013,983
  Mach Gen LLC Working Capital
    Communications
     0.00%(h)(j)                          12/31/49        272        358,702
  Mach Gen LLC Working Capital LOC
     1.00%(h)(j)                          12/31/49        115        152,072
  Navistar International Corp., Delayed
    Draw
     0.00%(j)                             02/28/09      3,407      3,390,129
     9.69%(j)                             02/28/09     11,593     11,534,871
  NTL Bridge Term Loan
     5.50%(j)                             03/23/11      4,146      4,176,822
  Polar Corp. Term 2nd Lien Loan
    11.07%(j)                             05/30/10      1,250      1,262,500
  Synventive Mezzanine Loan
    14.00%(j)                             02/17/14        503        487,452
  UAL Corp.
     8.32%(j)                             06/30/06        250        253,437

                                                       PAR
                                         MATURITY     (000)        VALUE
                                        ---------- ---------- --------------
TERM LOANS (Continued)
  UAL Corp., Term B
     8.32%(j)                             01/31/12    $ 1,750   $  1,774,062

                                                                ============
TOTAL TERM LOANS
  (Cost $41,320,105)
                                                                  43,096,539
                                                                ------------

                                                               PAR/SHARES
                                                                 (000)
                                                              -----------
SHORT TERM INVESTMENTS - 2.8%
  Federal Home Loan Bank, Discount
    Notes
    4.55%(o)                                       04/03/06        16,000   15,996,080
  Federal Home Loan Mortgage Corp.
    Gold, Discount Notes
    4.70%(o)                                       08/29/06           700      686,292
  Galileo Money Market Fund                                        10,000   10,000,000

                                                                            ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $26,682,372)                                                        26,682,372
                                                                            ----------
REPURCHASE AGREEMENTS - 10.7%
  Lehman Brothers, Inc.
    4.98%
  (Agreement dated 03/31/06 to be repurchased at
    $100,041,458, collateralized by $146,854,000
    Intelsat Ltd., Senior Unsecured Notes 8.62% to
    8.70% due from 01/15/12 to 01/15/15. The value
    of the collateral is $96,352.320.)
  (Cost $100,000,000)                              04/03/06     100,000    100,000,000
                                                                           -----------

TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES
  LENDING COLLATERAL AND
  INVESTMENT IN AFFILIATE - 100.0%
  (Cost $952,368,162)                    937,804,487
                                         -----------

SECURITIES LENDING COLLATERAL - 0.0%
  Bank of America, Master Notes
       4.08%(j)(p)
  (Cost $13,282)          04/03/06   13     13,282
                                            ------

                            NUMBER OF
                             SHARES
                          ------------
INVESTMENT IN AFFILIATE - 7.0%
  Institutional Money
Market Trust(p)
  (Cost $65,324,004)      65,324,004    65,324,004
                                        ----------

TOTAL INVESTMENTS IN SECURITIES -  107.0%
  (Cost $1,017,705,448(a)) 1,003,141,773
                           -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             107

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HIGH YIELD BOND PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                           NUMBER OF
                           CONTRACTS      VALUE
                          ----------- ------------
PUT OPTIONS WRITTEN - 0.0%
  Dunk Senior Bridge
Debt, Strike
    Price $100.00,              (177)  $   (4,425)
Expires 04/01/06(d)
  Dunk Senior Sub Bridge
Debt, Strike
    Price $100.00,              (445)     (11,122)
Expires 04/01/06(d)
  Festfun Senior Bridge
Debt, Strike
    Price $100.00,               (27)     (20,093)
Expires 05/30/06(d)
  Intel Panamsat Bridge
Debt, Strike
    Price $100.00,              (128)     (96,270)
Expires 04/01/06(d)
  Intelsat Opco Bridge
Debt, Strike
    Price $100.00,               (64)     (32,090)
Expires 04/01/06(d)
  Multiplan Senior Bridge
Debt, Strike
    Price $100.00,               (27)     (20,212)
Expires 05/02/06(d)
  Panamsat Opco Bridge
Debt, Strike
    Price $100.00,               (64)     (32,090)
Expires 04/01/06(d)

                                       ==========
TOTAL PUT OPTIONS WRITTEN
  (Premiums received                     (216,303)
                                       ----------
$216,303)

OBLIGATION TO RETURN
SECURITIES
  LENDING COLLATERAL -       (65,337,286)
                             -----------
(7.0)%
LIABILITIES IN EXCESS OF
OTHER
  ASSETS - 0.0%                  (409,254)
                            -------------
TOTAL NET ASSETS - 100%     $ 937,178,930
                            =============

-------------------

 (a) Cost for federal Income tax purposes is $1,018,232,850. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $ 20,464,310
      Gross unrealized depreciation                                       (35,555,387)
                                                                         ------------
                                                                         $(15,091,077)
                                                                         ============

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  As of March 31, 2006, these securities had a total market value of $15,570,558 which represents 1.7% of net assets.
 (e) Security is illiquid. As of March 31, 2006, the Portfolio held 0.9% of its net assets, with a current market value of $8,079,660 in these securities.
  (f) Payment in kind security.
 (g) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 13.4% of its net assets, with a current market value of $125,434,932, in securities restricted as to resale.
 (h) Security in default.
  (i) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of March 31, 2006.
  (j) Variable rate security. Rates shown are the rates as of March 31, 2006.
     (k) Rates shown are the effective yields as of March 31, 2006.
  (l) Security held in escrow for future payments
 (m) Security is a foreign domiciled issuer which is registered with the
       Securities and Exchange Commission.
 (n) Security restricted as to public resale.

 (o) The rate shown is the effective yield on the discount notes at the time of purchase.
 (p) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
108

                                BLACKROCK FUNDS

                            Investment Abbreviations

  ARM       Adjustable Rate Mortgage
  CMT       Constant Maturity Treasury Rate
  CND       Canadian Dollar
  COFI      Cost of Funds Index
  DKK       Danish Krone
  EUR       European Currency Unit
  GBP       Great British Pound
  IO        Interest Only
  JPY       Japanese Yen
  LLC       Limited Liability Company
  LLP       Limited Liability Partnership
  LP        Limited Partnership
  MULTI     Multi-issued pools
  MXP       Mexican Peso
  NZD       New Zealand Dollar
  PLC       Project Loan Certificate
  PLN       Polish Zloty
  PO        Principal Only
  SEK       Swedish Krone
  SGD       Singapore Dollar

                                                                             109

                      STATEMENTS OF ASSETS AND LIABILITIES
                        AS OF MARCH 31, 2006(UNAUDITED)
                                                     ENHANCED       LOW DURATION      INTERMEDIATE
                                                      INCOME            BOND           GOVERNMENT
                                                    PORTFOLIO         PORTFOLIO      BOND PORTFOLIO
                                                 --------------- ------------------ ----------------
ASSETS
 Investments at value1,2 .......................    $ 58,633,205    $ 1,395,471,430    $ 744,274,812
                                      110
 Collateral received for securities loaned -
  affiliated3 ..................................               -                  -                -
 Investment in swap contracts ..................               -                  -          146,467
 Collateral received for swap contracts ........               -          1,792,291        1,310,776
 Cash denominated in foreign currencies4 .......         558,314         22,616,756                -
 Interest receivable ...........................         262,254          6,735,168        5,263,259
 Investments sold receivable ...................          15,635            265,639        1,547,674
 Receivable from adviser .......................              56             12,825            2,540
 Capital shares sold receivable ................          20,407          2,564,908          419,369
 Prepaid expenses ..............................          10,179             73,632           36,881
 Swaptions purchased, at fair value5 ...........               -          3,854,805        1,837,150
 Unrealized appreciation on forward foreign
  currency contracts ...........................               -          1,334,983                -
 Unrealized appreciation on interest rate
  swaps ........................................          30,920          1,270,168        2,873,687
 Futures margin receivable .....................           1,557            220,397           69,077
                                                    ------------    ---------------    -------------
   TOTAL ASSETS ................................      59,532,527      1,436,213,002      757,781,692
                                                    ------------    ---------------    -------------
LIABILITIES
 Payable upon return of securities loaned ......               -                  -                -
 Payable upon termination of swap contracts.....               -          1,792,291        2,510,776
 Investments purchased payable .................               -                  -        5,103,801
 Distributions payable .........................         192,114          1,448,143        1,011,329
 Capital shares redeemed payable ...............               -          1,955,073        1,813,713
 Collateral paid for swap contracts ............               -            510,000                -
 Payable for financing transactions ............       1,099,541         40,783,615      155,214,685
 Options written, at fair value6 ...............               -                  -          121,481
 Swaptions written, at fair value7 .............          11,977            316,477        1,037,842
 TBA sale commitments, at value8 ...............               -                  -        1,020,000
 Futures margin payable ........................             528             15,633           71,512
 Futures sold payable ..........................               -                220                -
 Unrealized depreciation on forward foreign
  currency contracts ...........................               -             77,014                -
 Unrealized depreciation on interest rate
  swaps ........................................          13,260          3,103,207        2,367,190
 Advisory fees payable .........................           3,498            359,354          242,469
 Administration fees payable ...................           5,612             92,039           43,920
 Custodian fees payable ........................           3,730             24,670           27,522
 Transfer agent fees payable ...................           1,155            194,486          125,179
 Distribution fees payable .....................               -             64,654           52,223
 Other accrued expenses payable ................          18,106            434,897          205,480
                                                    ------------    ---------------    -------------
   TOTAL LIABILITIES ...........................       1,349,521         51,171,773      170,969,122
                                                    ------------    ---------------    -------------
 NET ASSETS ....................................    $ 58,183,006    $ 1,385,041,229    $ 586,812,570
                                                    ============    ===============    =============

                      STATEMENTS OF ASSETS AND LIABILITIES
                        AS OF MARCH 31, 2006(UNAUDITED)
                                                   INTERMEDIATE    INTERMEDIATE       CORE BOND         CORE PLUS
                                                       BOND          PLUS BOND      TOTAL RETURN      TOTAL RETURN
                                                     PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                 ---------------- -------------- ------------------ ----------------
ASSETS
 Investments at value1,2 .......................    $ 911,313,021   $ 39,401,783    $ 2,998,062,556    $ 383,207,781
                                      110
 Collateral received for securities loaned -
  affiliated3 ..................................        2,912,000              -                  -                -
 Investment in swap contracts ..................                -              -                  -                -
 Collateral received for swap contracts ........        3,479,182              -          8,852,250          993,102
 Cash denominated in foreign currencies4 .......                -        316,302         25,660,178        3,173,579
 Interest receivable ...........................        8,189,943        244,035         18,841,736        2,568,836
 Investments sold receivable ...................            5,356      6,335,038        267,931,275       27,171,882
 Receivable from adviser .......................            8,121            134              5,739            1,359
 Capital shares sold receivable ................        1,134,505              -          5,377,785          192,299
 Prepaid expenses ..............................           51,931          4,146             76,730           13,201
 Swaptions purchased, at fair value5 ...........        2,560,430         86,720          7,921,040        1,024,610
 Unrealized appreciation on forward foreign
  currency contracts ...........................                -         31,990          1,801,416          164,653
 Unrealized appreciation on interest rate
  swaps ........................................        4,248,512         67,505          6,612,954          914,259
 Futures margin receivable .....................           82,650          2,039             86,314           15,880
                                                    -------------   ------------    ---------------    -------------
   TOTAL ASSETS ................................      933,985,651     46,489,692      3,341,229,973      419,441,441
                                                    -------------   ------------    ---------------    -------------
LIABILITIES
 Payable upon return of securities loaned ......        2,912,000              -                  -                -
 Payable upon termination of swap contracts.....        3,479,182              -          8,852,250          993,102
 Investments purchased payable .................        1,920,118      4,597,648        280,964,712       22,076,673
 Distributions payable .........................        1,262,545         35,472          3,870,895          187,876
 Capital shares redeemed payable ...............          652,046              -          6,802,231           50,906
 Collateral paid for swap contracts ............                -              -                  -                -
 Payable for financing transactions ............       45,773,964      4,579,608        122,113,660       16,989,433
 Options written, at fair value6 ...............          175,032          4,500            538,781           68,484
 Swaptions written, at fair value7 .............        1,968,433         56,491         12,804,478        1,672,974
 TBA sale commitments, at value8 ...............                -      6,289,033        253,724,630       26,883,699
 Futures margin payable ........................                -            359             40,459            3,811
 Futures sold payable ..........................                -              -                  -                -
 Unrealized depreciation on forward foreign
  currency contracts ...........................                -         27,602          1,099,319           13,099
 Unrealized depreciation on interest rate
  swaps ........................................        3,396,968         72,665          7,550,151        1,121,380
 Advisory fees payable .........................          253,180          1,965            659,126           83,560
 Administration fees payable ...................           59,706          2,011            158,807           22,454
 Custodian fees payable ........................           21,508          5,566             71,355           11,888
 Transfer agent fees payable ...................           84,050            197            185,968           12,020
 Distribution fees payable .....................           11,790              -             70,788              134
 Other accrued expenses payable ................          181,412         22,596            612,208           72,194
                                                    -------------   ------------    ---------------    -------------
   TOTAL LIABILITIES ...........................       62,151,934     15,695,713        700,119,818       70,263,687
                                                    -------------   ------------    ---------------    -------------
 NET ASSETS ....................................    $ 871,833,717   $ 30,793,979    $ 2,641,110,155    $ 349,177,754
                                                    =============   ============    ===============    =============

                          BLACKROCK FUNDS

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                    ENHANCED       LOW DURATION     INTERMEDIATE
                                                     INCOME            BOND          GOVERNMENT
                                                    PORTFOLIO       PORTFOLIO     BOND PORTFOLIO
                                                 -------------- ----------------- ----------------
 1Cost of Investments ..........................   $59,107,953    $1,411,548,268    $ 752,761,800
 2Market value of securities loaned ............             -                 -                -
                                                                              111
 3Cost of investment in affiliates .............             -                 -                -
 4Cost of Investments - foreign currencies .....       576,828        23,862,914                -
 5Cost of purchased swaptions ..................             -         3,683,535        1,889,010
 6Premiums received - written options ..........             -                 -          109,514
 7Premiums received - written swaptions ........        10,178           268,928        1,248,700
 8Proceeds paid - TBA sale commitments .........             -                 -        1,020,469

AT MARCH 31, 2006, NET ASSETS
 CONSISTED OF:
 Capital Paid in ...............................   $59,180,128    $1,436,887,408    $ 619,614,816
 End of period undistributed net investment
  income (distributions in excess of net
  investment income or accumulated net
  investment loss) .............................        (1,672)          742,324           83,560
 Accumulated net realized loss on
  investment transactions, futures, options,
  swaptions, swap contracts and foreign
  currency related transactions ................      (539,521)      (33,649,369)     (16,128,004)
 Net unrealized depreciation on investment
  transactions, futures, options, swaptions,
  swap contracts and foreign currency
  related transactions .........................      (455,929)      (18,939,134)     (16,757,802)
                                                   -----------    --------------    -------------
                                                   $58,183,006    $1,385,041,229    $ 586,812,570
                                                   ===========    ==============    =============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                   INTERMEDIATE    INTERMEDIATE      CORE BOND        CORE PLUS
                                                       BOND          PLUS BOND      TOTAL RETURN     TOTAL RETURN
                                                     PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                 ---------------- -------------- ----------------- ---------------
 1Cost of Investments ..........................   $ 924,318,665    $40,050,571    $3,050,345,988    $390,458,146
 2Market value of securities loaned ............       2,765,000              -                 -               -
                                                                              111
 3Cost of investment in affiliates .............       2,912,000              -                 -               -
 4Cost of Investments - foreign currencies .....               -        326,417        26,530,911       3,296,322
 5Cost of purchased swaptions ..................       2,632,190         89,160         8,143,460       1,053,270
 6Premiums received - written options ..........         156,720          4,134           482,781          61,409
 7Premiums received - written swaptions ........       2,351,280         67,340        15,473,746       2,032,676
 8Proceeds paid - TBA sale commitments .........               -      6,313,051       254,661,320      26,981,031

AT MARCH 31, 2006, NET ASSETS
 CONSISTED OF:
 Capital Paid in ...............................   $ 894,460,564    $31,852,820    $2,714,698,066    $358,097,816
 End of period undistributed net investment
  income (distributions in excess of net
  investment income or accumulated net
  investment loss) .............................         515,532         (1,731)       (3,269,242)        197,170
 Accumulated net realized loss on
  investment transactions, futures, options,
  swaptions, swap contracts and foreign
  currency related transactions ................      (9,492,256)      (387,801)      (16,477,956)     (1,835,453)
 Net unrealized depreciation on investment
  transactions, futures, options, swaptions,
  swap contracts and foreign currency
  related transactions .........................     (13,650,123)      (669,309)      (53,840,713)     (7,281,779)
                                                   -------------    -----------    --------------    ------------
                                                   $ 871,833,717    $30,793,979    $2,641,110,155    $349,177,754
                                                   =============    ===========    ==============    ============

                          BLACKROCK FUNDS

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                        AS OF MARCH 31, 2006(UNAUDITED)
                                                       ENHANCED        LOW DURATION      INTERMEDIATE
                                                        INCOME             BOND           GOVERNMENT
                                                       PORTFOLIO        PORTFOLIO     BOND PORTFOLIO
                                                   ---------------- ----------------- ------------------
BlackRock Shares:
 Net Assets ......................................     $27,075,653      $551,804,917       $          -
                                                                               112
 Shares outstanding (unlimited authorization).....       2,755,663        56,116,594                  -
 Net Asset Value, offering and redemption
  price per share ................................     $      9.83      $       9.83       $          -
Institutional Shares:
 Net Assets ......................................     $31,055,479      $297,788,390       $199,479,177
 Shares outstanding (unlimited authorization).....       3,161,718        30,256,814         19,812,250
 Net Asset Value, offering and redemption
  price per share ................................     $      9.82      $       9.84       $      10.07
Service Shares:
 Net Assets ......................................     $    49,185      $364,928,835       $    791,073
 Shares outstanding (unlimited authorization).....           5,088        37,082,840             78,639
 Net Asset Value, offering and redemption
  price per share ................................     $      9.67      $       9.84       $      10.06
Investor A Shares:
 Net Assets ......................................     $     2,689      $ 73,298,578       $307,523,095
 Shares outstanding (unlimited authorization).....             274         7,446,327         30,470,692
 Net Asset Value .................................     $      9.81      $       9.84       $      10.09
 Maximum Sales Charge ............................             3.0%              3.0%               4.0%
 Maximum offering price per share ................     $     10.11      $      10.14       $      10.51
Investor B Shares:
 Net Assets ......................................     $         -      $ 37,470,017       $ 62,667,198
 Shares outstanding (unlimited authorization).....               -         3,807,879          6,224,434
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 4.5%) .................     $         -      $       9.84       $      10.07
Investor C Shares:
 Net Assets ......................................     $         -      $ 59,750,492       $ 16,352,027
 Shares outstanding (unlimited authorization).....               -         6,074,483          1,622,951
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 1.0%) .................     $         -      $       9.84       $      10.08

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                        AS OF MARCH 31, 2006(UNAUDITED)
                                                      INTERMEDIATE      INTERMEDIATE         CORE BOND           CORE PLUS
                                                          BOND            PLUS BOND         TOTAL RETURN        TOTAL RETURN
                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                   ----------------- ------------------ ------------------- -------------------
BlackRock Shares:
 Net Assets ......................................     $438,586,256      $29,944,575        $1,509,488,629      $344,951,151
                                      112
 Shares outstanding (unlimited authorization).....       47,988,705        3,103,221           160,726,047        34,442,060
 Net Asset Value, offering and redemption
  price per share ................................     $       9.14      $      9.65        $         9.39      $      10.02
Institutional Shares:
 Net Assets ......................................     $290,951,707      $   802,711        $  657,550,295      $  3,909,912
 Shares outstanding (unlimited authorization).....       31,837,834           80,317            70,167,523           392,414
 Net Asset Value, offering and redemption
  price per share ................................     $       9.14      $      9.99        $         9.37      $       9.96
Service Shares:
 Net Assets ......................................     $ 97,993,464      $       102        $  135,524,327      $        119
 Shares outstanding (unlimited authorization).....       10,721,001               10            14,462,649                12
 Net Asset Value, offering and redemption
  price per share ................................     $       9.14      $     10.07(a)     $         9.37      $      10.08(b)
Investor A Shares:
 Net Assets ......................................     $ 26,062,110      $    44,512        $  229,188,962      $    103,490
 Shares outstanding (unlimited authorization).....        2,852,711            4,526            24,433,142            10,324
 Net Asset Value .................................     $       9.14      $      9.83        $         9.38      $      10.02
 Maximum Sales Charge ............................              4.0%             4.0%                  4.0%              4.0%
 Maximum offering price per share ................     $       9.52      $     10.24        $         9.77      $      10.44
Investor B Shares:
 Net Assets ......................................     $  9,448,522      $     1,978        $   43,359,093      $    139,060
 Shares outstanding (unlimited authorization).....        1,033,871              201             4,625,282            13,881
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 4.5%) .................     $       9.14      $      9.84        $         9.37      $      10.02
Investor C Shares:
 Net Assets ......................................     $  8,791,658      $       101        $   65,998,849      $     74,022
 Shares outstanding (unlimited authorization).....          961,287               10             7,036,941             7,397
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 1.0%) .................     $       9.15      $     10.01(c)     $         9.38      $      10.01

(a) Exact net assets and shares outstanding at March 31, 2006 were $102.01 and
10.129, respectively.
(b) Exact net assets and shares outstanding at March 31, 2006 were $119.41 and
11.847, respectively.
(c) Exact net assets and shares outstanding at March 31, 2006 were $101.27 and
10.117, respectively.

                                BLACKROCK FUNDS

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                     INFLATION
                                                    GOVERNMENT       PROTECTED
                                                      INCOME            BOND
                                                     PORTFOLIO       PORTFOLIO
                                                 ---------------- ---------------
ASSETS
113
 Investments at value1,2 .......................    $ 727,557,981    $ 45,698,202
 Collateral received for securities loaned -
  unaffiliated3 ................................                -               -
 Collateral received for securities loaned -
  affiliated4 ..................................                -               -
 Investment in swap contracts ..................                -               -
 Cash ..........................................                -               -
 Collateral received for swap contracts ........        1,805,424               -
 Cash denominated in foreign currencies5 .......                -         461,199
 Dividends and reclaims receivable .............                -               -
 Interest receivable ...........................        6,759,844         292,318
 Investments sold receivable ...................      172,686,881               -
 Receivable from adviser .......................               41             104
 Receivable for financing transactions .........                -               -
 Capital shares sold receivable ................        1,663,902         191,392
 Prepaid expenses ..............................           33,977          11,061
 Options purchased, at fair value6 .............                -          27,188
 Swaptions purchased, at fair value7 ...........                -               -
 Unrealized appreciation on forward foreign
  currency contracts ...........................                -               -
 Unrealized appreciation on interest rate
  swaps ........................................        4,507,579          27,424
 Futures margin receivable .....................            9,725             375
                                                    -------------    ------------
   TOTAL ASSETS ................................      915,025,354      46,709,263
                                                    -------------    ------------
LIABILITIES
 Payable upon return of securities loaned ......                -               -
 Payable upon termination of swap contracts.....        1,805,424               -
 Investments purchased payable .................      124,726,051               -
 Distributions payable .........................          369,653          72,216
 Capital shares redeemed payable ...............        1,844,038          71,229
 Collateral paid for swap contracts ............                -               -
 Payable for financing transactions ............       66,168,315       1,828,027
 Options written, at fair value8 ...............           14,953          23,765
 Swaptions written, at fair value9 .............          438,529         128,668
 Premiums paid - swaps .........................                -               -
 TBA sale commitments, at value10 ..............      119,808,589               -
 Futures margin payable ........................           70,125           2,579
 Futures sold payable ..........................                -               -
 Unrealized depreciation on forward foreign
  currency contracts ...........................                -           1,665
 Unrealized depreciation on interest rate
  swaps ........................................        4,632,833               -
 Advisory fees payable .........................          154,453           3,703
 Administration fees payable ...................           49,425           3,384
 Custodian fees payable ........................           54,626           2,998
 Transfer agent fees payable ...................          149,595           3,291
 Distribution fees payable .....................           44,649           4,047
 Other accrued expenses payable ................          210,215          23,825
                                                    -------------    ------------
   TOTAL LIABILITIES ...........................      320,541,473       2,169,397
                                                    -------------    ------------
 NET ASSETS ....................................    $ 594,483,881    $ 44,539,866
                                                    =============    ============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                       MANAGED      INTERNATIONAL     HIGH YIELD
                                                       GNMA            INCOME            BOND            BOND
                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                 ---------------- ---------------- --------------- ----------------
ASSETS
113
 Investments at value1,2 .......................    $ 282,175,898    $ 770,150,284   $ 576,522,399   $  937,804,487
 Collateral received for securities loaned -
  unaffiliated3 ................................                -                -               -           13,282
 Collateral received for securities loaned -
  affiliated4 ..................................                -          768,500               -       65,324,004
 Investment in swap contracts ..................           21,144                -               -                -
 Cash ..........................................                -                -               -        1,176,062
 Collateral received for swap contracts ........                -        2,086,914       5,461,290                -
 Cash denominated in foreign currencies5 .......                -        6,589,295      36,471,567        3,823,943
 Dividends and reclaims receivable .............                -                -               -            2,583
 Interest receivable ...........................        1,032,644        5,268,063       6,850,567       16,846,403
 Investments sold receivable ...................       66,448,701       48,801,749         200,349        2,666,249
 Receivable from adviser .......................               50                -           7,872            9,909
 Receivable for financing transactions .........                -                -          95,796                -
 Capital shares sold receivable ................           86,737          971,216       2,091,119        2,954,614
 Prepaid expenses ..............................           23,633           37,850          70,060           50,837
 Options purchased, at fair value6 .............                -                -               -                -
 Swaptions purchased, at fair value7 ...........                -        2,081,280       1,912,679                -
 Unrealized appreciation on forward foreign
  currency contracts ...........................                -                -       2,819,282            6,456
 Unrealized appreciation on interest rate
  swaps ........................................        1,756,913        3,292,906       4,063,624          664,203
 Futures margin receivable .....................            2,048           27,236          72,039                -
                                                    -------------    -------------   -------------   --------------
   TOTAL ASSETS ................................      351,547,768      840,075,293     636,638,643    1,031,343,032
                                                    -------------    -------------   -------------   --------------
LIABILITIES
 Payable upon return of securities loaned ......                -          768,500               -       65,337,286
 Payable upon termination of swap contracts.....                -        2,086,914       5,461,290                -
 Investments purchased payable .................      142,003,419       73,651,237      12,200,000       22,780,063
 Distributions payable .........................          510,944        2,288,838         511,832        2,471,753
 Capital shares redeemed payable ...............          180,861        1,897,501       5,302,554        1,231,817
 Collateral paid for swap contracts ............                -                -         600,000          520,000
 Payable for financing transactions ............                -       19,012,191               -                -
 Options written, at fair value8 ...............           19,922           24,084               -          216,302
 Swaptions written, at fair value9 .............          215,670        3,588,935       1,806,770                -
 Premiums paid - swaps .........................                -                -               -           94,637
 TBA sale commitments, at value10 ..............       25,457,290       47,573,144               -                -
 Futures margin payable ........................           11,720            7,381          66,123                -
 Futures sold payable ..........................                -                -           3,049                -
 Unrealized depreciation on forward foreign
  currency contracts ...........................                -           25,013       6,125,346            3,735
 Unrealized depreciation on interest rate
  swaps ........................................        1,570,128        2,727,843       1,657,315          545,498
 Advisory fees payable .........................           50,567          294,284         285,360          343,920
 Administration fees payable ...................           15,321           46,026          47,995           62,392
 Custodian fees payable ........................           47,629           15,622           3,395           21,449
 Transfer agent fees payable ...................           23,691           33,258         147,804          169,215
 Distribution fees payable .....................           25,544            4,307          45,815           93,579
 Other accrued expenses payable ................           62,044          167,695         165,239          272,456
                                                    -------------    -------------   -------------   --------------
   TOTAL LIABILITIES ...........................      170,194,750      154,212,773      34,429,887       94,164,102
                                                    -------------    -------------   -------------   --------------
 NET ASSETS ....................................    $ 181,353,018    $ 685,862,520   $ 602,208,756   $  937,178,930
                                                    =============    =============   =============   ==============

                          BLACKROCK FUNDS

                STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
                        AS OF MARCH 31, 2006(UNAUDITED)
                                                                     INFLATION
                                                     GOVERNMENT      PROTECTED
                                                       INCOME          BOND            GNMA
                                                     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                  --------------- -------------- ---------------
 1Cost of Investments ...........................  $ 743,626,821   $ 46,981,067    $285,368,612
                                      114
 2Market value of securities loaned .............              -              -               -
 3Cost of collateral received from securities
  loaned ........................................              -              -               -
 4Cost of investment in affiliates ..............              -              -               -
 5Cost of Investments - foreign currencies ......              -        476,838               -
 6Cost of purchased options .....................              -         18,049               -
 7Cost of purchased swaptions ...................              -              -               -
 8Premiums received - written options ...........         57,270         19,601          17,702
 9Premiums received - written swaptions .........        533,140        155,527         262,200
 10Proceeds paid - TBA sale commitments .........    120,216,035              -      25,529,406

AT MARCH 31, 2006, NET ASSETS
 CONSISTED OF:
 Capital Paid in ................................  $ 619,068,865   $ 46,500,931    $193,717,191
 End of period undistributed net investment
  income (distributions in excess of net
  investment income or accumulated net
  investment loss) ..............................        619,661       (629,250)        356,590
 Accumulated net realized gain (loss) on
  investment transactions, futures, options,
  swaptions, swap contracts and foreign
  currency related transactions .................    (10,400,216)      (121,493)     (9,980,564)
 Net unrealized appreciation (depreciation)
  on investment transactions, futures,
  options, swaptions, swap contracts and
  foreign currency related transactions .........    (14,804,429)    (1,210,322)     (2,740,199)
                                                   -------------   ------------    ------------
                                                   $ 594,483,881   $ 44,539,866    $181,353,018
                                                   =============   ============    ============

                STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
                        AS OF MARCH 31, 2006(UNAUDITED)
                                                      MANAGED      INTERNATIONAL      HIGH YIELD
                                                       INCOME           BOND             BOND
                                                     PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                  --------------- --------------- -----------------
 1Cost of Investments ...........................  $ 781,523,920   $ 587,471,174    $  952,368,162
                                      114
 2Market value of securities loaned .............        748,563               -        65,517,105
 3Cost of collateral received from securities
  loaned ........................................              -               -            13,282
 4Cost of investment in affiliates ..............        768,500               -        65,324,004
 5Cost of Investments - foreign currencies ......      6,845,730      36,387,781         4,128,788
 6Cost of purchased options .....................              -               -                 -
 7Cost of purchased swaptions ...................      2,139,840       2,062,993                 -
 8Premiums received - written options ...........        125,675               -           216,302
 9Premiums received - written swaptions .........      4,347,478       2,059,050                 -
 10Proceeds paid - TBA sale commitments .........     47,742,703               -                 -

AT MARCH 31, 2006, NET ASSETS
 CONSISTED OF:
 Capital Paid in ................................  $ 701,302,515   $ 657,834,716    $1,017,562,291
 End of period undistributed net investment
  income (distributions in excess of net
  investment income or accumulated net
  investment loss) ..............................       (168,830)    (45,080,325)        2,754,892
 Accumulated net realized gain (loss) on
  investment transactions, futures, options,
  swaptions, swap contracts and foreign
  currency related transactions .................     (4,861,991)        774,113       (68,199,220)
 Net unrealized appreciation (depreciation)
  on investment transactions, futures,
  options, swaptions, swap contracts and
  foreign currency related transactions .........    (10,409,174)    (11,319,748)      (14,939,033)
                                                   -------------   -------------    --------------
                                                   $ 685,862,520   $ 602,208,756    $  937,178,930
                                                   =============   =============    ==============

                          BLACKROCK FUNDS

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                          INFLATION
                                                       GOVERNMENT         PROTECTED
                                                         INCOME             BOND
                                                       PORTFOLIO          PORTFOLIO
                                                   ----------------- ------------------
BlackRock Shares:
115
 Net Assets ......................................     $ 9,123,399      $19,886,396
 Shares outstanding (unlimited authorization).....         858,596        2,039,528
 Net Asset Value, offering and redemption
  price per share ................................     $     10.63      $      9.75
Institutional Shares:
 Net Assets ......................................     $         -      $13,942,694
 Shares outstanding (unlimited authorization).....               -        1,404,803
 Net Asset Value, offering and redemption
  price per share ................................     $         -      $      9.93
Service Shares:
 Net Assets ......................................     $237,135,400     $     2,906
 Shares outstanding (unlimited authorization).....       22,336,433              292
 Net Asset Value, offering and redemption
  price per share ................................     $      10.62      $      9.94(a)
Investor A Shares:
 Net Assets ......................................     $279,419,996     $ 4,057,955
 Shares outstanding (unlimited authorization).....       26,298,782          411,477
 Net Asset Value .................................     $      10.62      $      9.86
 Maximum Sales Charge ............................              4.5%            3.0%
 Maximum offering price per share ................     $      11.12      $     10.16
Investor B Shares:
 Net Assets ......................................     $ 36,311,002      $ 2,630,236
 Shares outstanding (unlimited authorization).....        3,417,940          266,308
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 4.5%) .................     $      10.62      $      9.88
Investor C Shares:
 Net Assets ......................................     $ 32,494,084      $ 4,019,679
 Shares outstanding (unlimited authorization).....        3,063,508          405,122
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 1.0%) .................     $      10.61      $      9.92

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                         MANAGED        INTERNATIONAL       HIGH YIELD
                                                         GNMA             INCOME             BOND              BOND
                                                       PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                   ---------------- ----------------- ----------------- -----------------
BlackRock Shares:
115
 Net Assets ......................................     $11,314,333      $          -      $101,788,269      $177,133,028
 Shares outstanding (unlimited authorization).....       1,190,856                 -         9,532,884        22,398,834
 Net Asset Value, offering and redemption
  price per share ................................     $      9.50      $          -      $      10.68      $       7.91
Institutional Shares:
 Net Assets ......................................     $108,888,808     $554,439,425      $219,724,792      $158,689,829
 Shares outstanding (unlimited authorization).....      11,450,205        56,008,414        20,571,984        20,066,348
 Net Asset Value, offering and redemption
  price per share ................................     $      9.51      $       9.90      $      10.68      $       7.91
Service Shares:
 Net Assets ......................................     $ 8,150,630      $ 99,777,383      $ 74,978,589      $193,868,221
 Shares outstanding (unlimited authorization).....         857,812        10,079,790         7,014,011        24,513,149
 Net Asset Value, offering and redemption
  price per share ................................     $      9.50      $       9.90      $      10.69      $       7.91
Investor A Shares:
 Net Assets ......................................     $14,121,248      $ 25,090,861      $135,721,659      $262,249,018
 Shares outstanding (unlimited authorization).....       1,478,948         2,533,778        12,697,723        33,161,375
 Net Asset Value .................................     $      9.55      $       9.90      $      10.69      $       7.91
 Maximum Sales Charge ............................             4.0%              4.5%              5.0%              5.0%
 Maximum offering price per share ................     $      9.95      $      10.37      $      11.25      $       8.33
Investor B Shares:
 Net Assets ......................................     $16,855,686      $  5,393,720      $ 16,861,777      $ 97,356,884
 Shares outstanding (unlimited authorization).....       1,771,038           544,725         1,577,110        12,313,694
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 4.5%) .................     $      9.52      $       9.90      $      10.69      $       7.91
Investor C Shares:
 Net Assets ......................................     $22,022,313      $  1,161,131      $ 53,133,670      $ 47,881,950
 Shares outstanding (unlimited authorization).....       2,316,548           117,563         4,957,936         6,051,411
 Net Asset Value, offering and redemption
  price per share (maximum contingent
  deferred sales charge of 1.0%) .................     $      9.51      $       9.88      $      10.72      $       7.91

(a) Exact net assets and shares outstanding at March 31, 2006 were $2,906.02 and 292.259, respectively.

                                BLACKROCK FUNDS

                                BLACKROCK FUNDS
                            STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2006(UNAUDITED)

                                                  ENHANCED       LOW DURATION     INTERMEDIATE     INTERMEDIATE    INTERMEDIATE
                                                   INCOME            BOND          GOVERNMENT          BOND         PLUS BOND
                                                 PORTFOLIO         PORTFOLIO     BOND PORTFOLIO      PORTFOLIO      PORTFOLIO
                                             ----------------- ---------------- ---------------- ---------------- -------------
Investment income:
 Interest ..................................      $ 1,234,329     $ 29,581,503     $ 14,343,957    $  19,289,723    $  725,390
 Securities lending income (Note C) ........               -               186                -            1,620             -
 Dividends .................................               -           157,500                -                -         1,400
                                                  -----------     ------------     ------------    -------------    ----------
  Total investment income ..................       1,234,329        29,739,189       14,343,957       19,291,343       726,790
                                                  -----------     ------------     ------------    -------------    ----------
Expenses:
 Investment advisory fee ...................         116,399         3,481,159        1,555,402        2,162,725        76,953
 Administration fee ........................          23,740           518,862          248,503          335,140        12,582
 Administration fee - class specific .......          21,338           564,740          334,594          304,158         5,195
 Custodian fee .............................           9,723            77,608           54,964           55,480        21,984
 Transfer agent fee ........................           1,281            78,000          147,415           20,435           534
 Transfer agent fee - class specific .......           4,269           271,486          168,642          126,581         1,147
 Shareholder servicing fees - class
  specific .................................              70           698,227          518,010          175,427            41
 Distribution fees - class specific ........               2           446,430          493,354           84,308            23
 Legal and audit fees ......................          15,204           142,425           58,083           76,400        13,498
 Printing fee ..............................           4,526           186,678           71,312          102,790         2,164
 Registration fees and expenses ............          16,166            54,689           27,425           36,870        16,728
 Trustees' fees ............................             940            27,474           11,905           16,312           552
 Other .....................................           2,785            60,458           24,482           33,817         2,751
                                                  -----------     ------------     ------------    -------------    ----------
  Total expenses excluding interest
   expense .................................         216,443         6,608,236        3,714,091        3,530,443       154,152
   Interest expense ........................               -             1,862              198                -             -
                                                  -----------     ------------     ------------    -------------    ----------
  Total expenses ...........................         216,443         6,610,098        3,714,289        3,530,443       154,152
                                                  -----------     ------------     ------------    -------------    ----------
   Less investment advisory fees
    waived .................................        (104,808)       (1,803,812)        (378,613)        (923,414)      (73,290)
   Less administration fees waived .........               -                 -                -                -        (8,834)
   Less administration fee waived -
    class specific .........................         (10,302)         (101,101)        (114,338)         (79,341)       (4,754)
   Less distribution fee waived - class
    specific ...............................              (2)          (39,929)        (162,912)         (13,625)          (15)
   Less custodian fees waived ..............            (619)           (5,560)          (3,544)          (3,961)       (1,575)
   Less transfer agent fees waived .........            (359)          (19,057)         (19,315)          (5,500)         (128)
   Less transfer agent fees waived -
    class specific .........................             (63)           (7,906)          (1,743)          (2,008)         (122)
   Less transfer agent fees
    reimbursed - class specific ............            (154)          (23,421)          (4,840)         (15,690)         (254)
   Less expenses reimbursed by
    adviser ................................               -                 -                -                -        (3,083)
                                                  ------------    ------------     ------------    -------------    ----------
  Net expenses .............................         100,136         4,609,312        3,028,984        2,486,904        62,097
                                                  ------------    ------------     ------------    -------------    ----------
Net investment income ......................       1,134,193        25,129,877       11,314,973       16,804,439       664,693
                                                  ------------    ------------     ------------    -------------    ----------
Realized and unrealized gain (loss) on
 investments and foreign currency
 transactions:
 Net realized gain (loss) from:
  Investment transactions ..................        (124,491)       (5,159,240)      (2,372,171)      (8,718,504)     (283,009)
  Options and swaptions contracts ..........             124             3,447           33,813           45,348         1,123
  Futures and swaps contracts ..............          13,923        (1,458,761)         382,883         (489,164)       66,535
  Foreign currency related transactions.....            (575)         (785,321)               -                -       (11,207)
                                                  ------------    ------------     ------------    -------------    ----------
                                                    (111,019)       (7,399,875)      (1,955,475)      (9,162,320)     (226,558)
                                                  ------------    ------------     ------------    -------------    ----------
 Change in unrealized appreciation
  (depreciation) from:
  Investments ..............................        (119,407)       (1,601,612)      (8,392,100)      (5,161,663)     (293,036)
  Options and swaptions contracts ..........          (1,799)          (47,549)         118,173          233,250         6,779
  Futures and swaps contracts ..............          34,222          (720,865)       1,124,869         (727,693)      (39,333)
  Foreign currency related transactions.....         (17,980)           16,131                -                -        (1,714)
                                                  ------------    ------------     ------------    -------------    ----------
                                                    (104,964)       (2,353,895)      (7,149,058)      (5,656,106)     (327,304)
                                                  ------------    ------------     ------------    -------------    ----------
Net gain (loss) on investments and foreign
 currency transactions .....................        (215,983)       (9,753,770)      (9,104,533)     (14,818,426)     (553,862)
                                                  ------------    ------------     ------------    -------------    ----------
Net increase (decrease) in net assets
 resulting from operations .................      $  918,210      $ 15,376,107     $  2,210,440    $   1,986,013    $  110,831
                                                  ============    ============     ============    =============    ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      116

                                BLACKROCK FUNDS

                                                     INFLATION
    CORE BOND       CORE PLUS       GOVERNMENT       PROTECTED
  TOTAL RETURN    TOTAL RETURN        INCOME           BOND
    PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
---------------- -------------- ----------------- --------------
  $  63,783,594   $  8,049,872     $  14,158,099   $  1,042,763
          1,350              -                 -              -
          9,307         15,663                 -              -
  -------------   ------------     -------------   ------------
     63,794,251      8,065,535        14,158,099      1,042,763
  -------------   ------------     -------------   ------------
      6,149,193        841,823         1,424,120         88,323
        895,708        137,495           229,005         18,038
        744,203         53,592           294,577         15,124
        197,893         51,698           109,873         13,118
        101,513              -            46,056          3,676
        299,079         18,135           188,927          5,365
        595,293            359           699,378         12,943
        539,585            787           402,880         25,949
        203,281         34,927            50,262         14,302
        246,090         28,408            50,910          3,398
         64,756          7,699            27,843         47,533
         48,164          5,937             9,892            745
         96,385         15,819            19,450          1,479
  -------------   ------------     -------------   ------------
     10,181,143      1,196,679         3,553,173        249,993
              -            206                 -              -
  -------------   ------------     -------------   ------------
     10,181,143      1,196,885         3,553,173        249,993
  -------------   ------------     -------------   ------------
     (2,769,965)      (460,676)         (699,173)       (82,720)
              -              -                 -        (12,558)
       (189,082)       (53,071)           (1,448)        (4,081)
       (107,903)           (44)         (131,746)        (1,974)
        (13,455)        (3,416)           (6,489)          (939)
        (19,556)        (1,629)           (8,684)          (572)
         (4,779)           (12)              (59)           (74)
        (10,923)        (2,583)              (79)          (198)
              -              -                 -        (32,313)
  -------------   ------------     -------------   ------------
      7,065,480        675,454         2,705,495        114,564
  -------------   ------------     -------------   ------------
     56,728,771      7,390,081        11,452,604        928,199
  -------------   ------------     -------------   ------------
    (17,946,962)    (2,134,450)       (5,976,308)      (139,310)
        230,864         25,721            76,533         31,429
      3,877,792        540,861          (126,871)       425,720
       (678,936)       (69,815)                -         19,246
  -------------   ------------     -------------   ------------
    (14,517,242)    (1,637,683)       (6,026,646)       337,085
  -------------   ------------     -------------   ------------
    (39,982,902)    (5,152,899)      (11,020,739)    (1,555,284)
      1,387,036        187,368           111,613         10,685
        302,784         (7,765)        1,375,685         (8,526)
        (89,933)        29,576                 -          1,142
  -------------   ------------     -------------   ------------
    (38,383,015)    (4,943,720)       (9,533,441)    (1,551,983)
  -------------   ------------     -------------   ------------
    (52,900,257)    (6,581,403)      (15,560,087)    (1,214,898)
  -------------   ------------     -------------   ------------
  $   3,828,514   $    808,678     $  (4,107,483)  $   (286,699)
  =============   ============     =============   ============

                   MANAGED        INTERNATIONAL       HIGH YIELD
     GNMA           INCOME            BOND               BOND
   PORTFOLIO      PORTFOLIO         PORTFOLIO          PORTFOLIO
-------------- --------------- ------------------ ------------------
 $  4,757,046   $  17,435,855     $   12,519,573        $ 35,721,958
            -             651                  -            343,705
            -               -                  -             27,360
 ------------   -------------     --------------        -----------
    4,757,046      17,436,506         12,519,573         36,093,023
 ------------   -------------     --------------        -----------
      525,731       1,737,812          1,863,391          2,215,227
       78,261         274,417            269,074            342,437
       98,786         366,058            337,174            409,662
       50,369          79,677            180,330             52,365
       11,991          13,287            131,241            221,380
       35,946          80,228            203,656            240,111
       81,144         154,989            393,357            714,411
      165,766          40,830            356,499            692,258
       28,233          64,747             54,028             77,357
       23,762          64,218             79,996            101,386
       27,441          28,040             43,970             30,315
        3,654          12,880             14,716             16,560
        8,883          30,017             18,476             56,933
 ------------   -------------     --------------        ------------
    1,139,967       2,947,200          3,945,908          5,170,402
            -               -                  -             28,261
 ------------   -------------     --------------        ------------
    1,139,967       2,947,200          3,945,908          5,198,663
 ------------   -------------     --------------        ------------
     (332,857)       (105,570)           (83,856)          (698,379)
            -               -                  -                  -
       (4,975)       (328,262)           (16,909)           (44,930)
       (7,322)        (13,555)           (76,311)          (127,765)
       (2,514)         (6,699)            (8,106)            (3,600)
       (2,579)         (5,647)           (18,319)           (28,124)
          (59)            (20)            (9,027)           (17,680)
          (95)              -            (11,990)           (19,142)
            -               -                  -                  -
 ------------   -------------     --------------        ------------
      789,566       2,487,447          3,721,390          4,259,043
 ------------   -------------     --------------        ------------
    3,967,480      14,949,059          8,798,183         31,833,980
 ------------   -------------     --------------        ------------
   (1,268,356)     (5,139,407)             9,294         (6,883,274)
       25,610          56,950            (22,140)           433,516
       87,119       1,739,415          2,140,217           (177,143)
            -         (72,373)       (25,254,750)           283,434
 ------------   -------------     --------------        ------------
   (1,155,627)     (3,415,415)       (23,127,379)        (6,343,467)
 ------------   -------------     --------------        ------------
   (1,532,335)    (12,931,498)       (14,626,909)         3,460,399
       31,860         517,577            (35,694)                (3)
      382,981         635,066          2,534,184               (911)
            -        (288,580)         3,508,442           (324,582)
 ------------   -------------     --------------        ------------
   (1,117,494)    (12,067,435)        (8,619,977)         3,134,903
 ------------   -------------     --------------        ------------
   (2,273,121)    (15,482,850)       (31,747,356)        (3,208,564)
 ------------   -------------     --------------        ------------
 $  1,694,359   $    (533,791)    $  (22,949,173)       $ 28,625,416
 ============   =============     ==============        ============

                                      117

                                BLACKROCK FUNDS
                            STATEMENTS OF CASH FLOWS
                          LOW DURATION BOND PORTFOLIO
              FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

Increase in cash
Cash flows from operating activities:
 Net increase in net assets from operations ..............................................    $   15,376,107
 Adjustments to reconcile net increase in net assets from operations to net cash provided by
   operating activities:
    Purchase of long-term investment securities ..........................................      (810,229,282)
    Proceeds from disposition of long-term investment securities .........................     1,264,307,918
    Net purchase of short term investment securities .....................................        17,465,453
    Amortization (accretion) of premium (discount) .......................................           309,588
    Increase in futures variation margin .................................................            27,702
    Decrease in interest receivable ......................................................         4,125,524
    Increase in swaptions purchased ......................................................        (3,854,805)
    Increase in swaptions written, at cost ...............................................           316,477
    Decrease in prepaid expenses .........................................................               756
    Increase in receivable from adviser ..................................................           (12,825)
    Decrease in investments purchased payable ............................................       (61,793,382)
    Increase in collateral received for swap contracts ...................................           510,000
    Increase in accrued expenses .........................................................           246,600
    Net increase in unrealized appreciation on foreign currency related transactions .....           (16,131)
    Net decrease in unrealized appreciation on investment securities .....................         1,601,612
    Net decrease in unrealized appreciation on futures and options .......................           720,865
    Net decrease in unrealized appreciation on swap and swaption contracts ...............            47,549
    Net realized loss on foreign currency related transactions ...........................           785,321
    Net realized loss on investment securities ...........................................         5,159,240
    Net realized loss on futures and options .............................................         1,458,761
    Net realized gain on swap and swaption contracts .....................................            (3,447)
                                                                                              --------------
 Net cash provided by operating activities ...............................................       436,549,601
                                                                                              --------------
Cash flows from financing activities:
    Net borrowing (repayment) of reverse repurchase agreements and other
     short term borrowings ...............................................................      (307,748,728)
    Proceeds from units sold .............................................................       201,145,839
    Payments on units redeemed (net of redemption fees) ..................................      (313,398,795)
    Cash distributions paid ..............................................................       (10,300,646)
                                                                                              --------------
 Net cash used for financing activities ..................................................      (430,302,330)
                                                                                              --------------
Net increase in cash .....................................................................         6,247,271
                                                                                              --------------
Cash and cash equivalents (including foreign currency):
 Beginning balance .......................................................................        16,369,485
                                                                                              --------------
 Ending balance ..........................................................................    $   22,616,756
                                                                                              ==============
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions (non-cash financing activity) ................    $   18,422,465
Cash (paid) during the year for interest .................................................    $       (1,862)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      118

                                BLACKROCK FUNDS
                            STATEMENTS OF CASH FLOWS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
              FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

Increase (decrease) in cash-
Cash flows from operating activities:
 Net increase in net assets from operations ..............................................    $    2,210,440
 Adjustments to reconcile net increase in net assets from operations to net cash operating activities:
    Purchase of long-term investment securities ..........................................      (637,807,789)
    Proceeds from disposition of long-term investment securities .........................       670,115,406
    Increase in swap contracts, at cost ..................................................          (146,467)
    Decrease in swaptions transactions, at cost ..........................................        (3,035,410)
    Net purchase of short term investment securities .....................................        (2,035,965)
    Amortization (accretion) of premium (discount) .......................................           137,259
    Increase in futures variation margin (net) ...........................................          (116,737)
    Decrease in interest receivable ......................................................           619,513
    Decrease in investments sold receivable ..............................................         1,820,736
    Increase in prepaid expenses .........................................................              (118)
    Increase in receivable from adviser ..................................................            (2,540)
    Increase in investments purchased payable ............................................         1,130,866
    Increase in TBA sale commitments .....................................................         1,020,000
    Increase in options written, at cost .................................................           121,481
    Increase in collateral received for swap contracts ...................................         1,200,000
    Increase in accrued expenses .........................................................          (120,482)
    Net decrease in unrealized appreciation on investment securities .....................         8,392,100
    Net increase in unrealized appreciation on futures and options .......................          (118,173)
    Net increase in unrealized appreciation on swap and swaption contracts ...............        (1,124,869)
    Net realized loss on investment securities ...........................................         2,372,171
    Net realized gain on futures and options .............................................          (382,883)
    Net realized gain on swap and swaption contracts .....................................           (33,813)
                                                                                              --------------
 Net cash provided by operating activities ...............................................        44,214,726
                                                                                              --------------
Cash flows from financing activities:
    Net borrowing (repayment) of reverse repurchase agreements and other
     short term borrowings ...............................................................        27,571,739
    Proceeds from units sold .............................................................        27,095,199
    Payments on units redeemed ...........................................................       (93,082,950)
    Cash distributions paid ..............................................................        (5,798,714)
                                                                                              --------------
 Net cash used for financing activities ..................................................       (44,214,726)
                                                                                              --------------
Net increase (decrease) in cash ..........................................................                 -
                                                                                              --------------
Cash and cash equivalents (including foreign currency):
 Beginning balance .......................................................................                 -
                                                                                              --------------
 Ending balance ..........................................................................    $            -
                                                                                              ==============
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions (non-cash financing activity) ................    $    4,636,801
Cash (paid) during the year for interest .................................................    $         (198)

                                      119

                                BLACKROCK FUNDS
                            STATEMENTS OF CASH FLOWS
                          INTERMEDIATE BOND PORTFOLIO
              FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

Increase (decrease) in cash-
Cash flows from operating activities:
 Net increase in net assets from operations ..............................................    $    1,986,013
 Adjustments to reconcile net increase in net assets from operations to net cash operating activities:
    Purchase of long-term investment securities ..........................................      (509,380,384)
    Proceeds from disposition of long-term investment securities .........................       561,209,104
    Decrease in swaptions written, at cost ...............................................        (4,337,767)
    Net purchase of short term investment securities .....................................          (533,836)
    Amortization (accretion) of premium (discount) .......................................           493,273
    Decrease in futures variation margin (net) ...........................................            22,306
    Decrease in interest receivable ......................................................           495,619
    Increase in receivable from adviser ..................................................            (8,121)
    Decrease in investments sold receivable ..............................................        25,553,367
    Increase in prepaid expenses .........................................................            (7,107)
    Decrease in investments purchased payable ............................................       (27,347,524)
    Increase in options written, at cost .................................................           175,031
    Increase in accrued expenses .........................................................           141,408
    Net decrease in unrealized appreciation on investment securities .....................         5,161,663
    Net decrease in unrealized appreciation on futures and options .......................           727,693
    Net increase in unrealized appreciation on swap and swaption contracts ...............          (233,250)
    Net realized loss on investment securities ...........................................         8,718,504
    Net realized loss on futures and options .............................................           489,164
    Net realized gain on swap and swaption contracts .....................................           (45,348)
                                                                                              --------------
 Net cash provided by operating activities ...............................................        63,279,808
                                                                                              --------------
Cash flows from financing activities:
    Net borrowing (repayment) of reverse repurchase agreements and other
     short term borrowings ...............................................................       (35,044,623)
    Proceeds from units sold .............................................................       148,644,636
    Payments on units redeemed ...........................................................      (167,414,979)
    Cash distributions paid ..............................................................        (9,464,842)
                                                                                              --------------
 Net cash used for financing activities ..................................................       (63,279,808)
                                                                                              --------------
Net increase (decrease) in cash ..........................................................                 -
                                                                                              --------------
Cash and cash equivalents (including foreign currency):
 Beginning balance .......................................................................                 -
                                                                                              --------------
 Ending balance ..........................................................................    $            -
                                                                                              ==============
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions (non-cash financing activity) ................    $    9,914,103
Cash (paid) during the year for interest .................................................    $            -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      120

                                BLACKROCK FUNDS
                            STATEMENTS OF CASH FLOWS
                        INTERMEDIATE PLUS BOND PORTFOLIO
              FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

Increase in cash-
Cash flows from operating activities:
 Net decrease in net assets from operations ..............................................    $      110,831
 Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
    Purchase of long-term investment securities ..........................................      (111,585,644)
    Proceeds from disposition of long-term investment securities .........................       103,940,586
    Decrease in swaptions written, at cost ...............................................           (46,706)
    Decrease in swaptions purchased, at cost .............................................           (86,720)
    Net purchase of short term investment securities .....................................         3,966,601
    Amortization (accretion) of premium (discount) .......................................            14,939
    Decrease in futures variation margin .................................................             6,112
    Increase in interest receivable ......................................................            (6,919)
    Decrease in investments sold receivable ..............................................         2,910,490
    Decrease in prepaid expenses .........................................................             6,777
    Decrease in receivable from adviser ..................................................             2,981
    Decrease in receivable from affiliates ...............................................            10,549
    Decrease in investments purchased payable ............................................       (10,301,526)
    Increase in TBA sale commitments .....................................................         6,289,033
    Increase in options written ..........................................................             4,500
    Decrease in accrued expenses .........................................................            (4,191)
    Net decrease in unrealized appreciation on foreign currency related transactions .....             1,714
    Net decrease in unrealized appreciation on investment securities .....................           293,036
    Net decrease in unrealized appreciation on futures and options .......................            39,333
    Net increase in unrealized appreciation on swap and swaption contracts ...............            (6,779)
    Net realized loss on foreign currency related transactions ...........................            11,207
    Net realized loss on investment securities ...........................................           283,009
    Net realized gain on futures and options .............................................            (1,123)
    Net realized gain on swap and swaption contracts .....................................           (66,535)
                                                                                              --------------
 Net cash used for operating activities ..................................................        (4,214,445)
                                                                                              --------------
Cash flows from financing activities:
    Net borrowing (repayment) of reverse repurchase agreements and other
     short term borrowings ...............................................................         4,579,608
    Proceeds from units sold .............................................................           467,662
    Payments on units redeemed ...........................................................          (569,049)
    Cash distributions paid ..............................................................          (189,177)
                                                                                              --------------
 Net cash provided by financing activities ...............................................         4,289,044
                                                                                              --------------
Net increase in cash .....................................................................            74,599
                                                                                              --------------
Cash and cash equivalents (including foreign currency):
 Beginning balance .......................................................................           241,703
                                                                                              --------------
 Ending balance ..........................................................................    $      316,302
                                                                                              ==============
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions (non-cash financing activity) ................    $      468,265
Cash (paid) during the year for interest .................................................    $            -

                                      121

                                BLACKROCK FUNDS
                            STATEMENTS OF CASH FLOWS
                            MANAGED INCOME PORTFOLIO
              FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

Decrease in cash-
Cash flows from operating activities:
 Net decrease in net assets from operations ..............................................    $       (533,791)
 Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
    Purchase of long-term investment securities ..........................................      (1,750,163,855)
    Proceeds from disposition of long-term investment securities .........................       1,748,833,510
    Increase in swapoptions purchased ....................................................          (2,081,280)
    Net purchase of short term investment securities .....................................          (1,420,617)
    Amortization (accretion) of premium (discount) .......................................           1,024,660
    Decrease in investments sold receivable ..............................................          35,759,613
    Decrease in interest receivable ......................................................             300,366
    Decrease in interest receivable on interest rate swaps ...............................              86,995
    Increase in prepaid expenses .........................................................              (1,179)
    Decrease in investments purchased payable ............................................         (98,085,350)
    Increase in collateral received for swap contracts ...................................          47,573,144
    Decrease in payable on closing swap ..................................................            (923,000)
    Decrease in futures variation margin .................................................             269,028
    Decrease in swaptions written, at value ..............................................            (415,986)
    Increase in options written, at cost .................................................              24,084
    Increase in accrued expenses .........................................................              72,912
    Net decrease in unrealized appreciation on foreign currency related transactions .....             288,580
    Net decrease in unrealized appreciation on investment securities .....................          12,931,498
    Net increase in unrealized appreciation on futures and options .......................            (635,066)
    Net increase in unrealized appreciation on swap and swaption contracts ...............            (517,577)
    Net realized loss on foreign currency related transactions ...........................              72,373
    Net realized loss on investment securities ...........................................           5,139,407
    Net realized gain on futures and options .............................................          (1,739,415)
    Net realized gain on swap and swaption contracts .....................................             (56,950)
                                                                                              ----------------
 Net cash used for operating activities ..................................................          (4,197,896)
                                                                                              ----------------
Cash flows from financing activities:
    Net borrowing (repayment) of reverse repurchase agreements and other
     short term borrowings ...............................................................          18,305,339
    Proceeds from units sold .............................................................          77,193,618
    Payments on units redeemed (net of redemption fees) ..................................         (79,729,012)
    Cash distributions paid ..............................................................         (11,743,284)
                                                                                              ----------------
 Net cash provided by financing activities ...............................................           4,026,661
                                                                                              ----------------
Net decrease in cash .....................................................................            (171,235)
                                                                                              ----------------
Cash and cash equivalents (including foreign currency):
 Beginning balance .......................................................................           6,760,530
                                                                                              ----------------
 Ending balance ..........................................................................    $      6,589,295
                                                                                              ================
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions (non-cash financing activity) ................    $      5,187,900
Cash (paid) during the year for interest .................................................    $              -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      122

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                BLACKROCK FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     ENHANCED INCOME
                                                                        PORTFOLIO
                                                            ---------------------------------
                                                                 FOR THE
                                                               SIX MONTHS
                                                                  ENDED           FOR THE
                                                                 3/31/06        YEAR ENDED
                                                               (UNAUDITED)        9/30/05
                                                            ---------------- ----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................    $  1,134,193     $  1,653,272
  Net realized gain (loss) on investments, futures,
   options, swap and swaption contracts and foreign
   currency related transactions ..........................        (111,019)        (139,711)
  Net unrealized appreciation/depreciation on
   investments, futures, options, swap and swaption
   contracts and foreign currency related
   transactions ...........................................        (104,964)        (320,102)
                                                               ------------     ------------
  Net increase in net assets resulting from operations.....         918,210        1,193,459
                                                               ------------     ------------
Distributions to shareholders from:
 Net investment income:
  BlackRock Class .........................................        (499,122)        (685,290)
  Institutional Class .....................................        (649,309)        (991,596)
  Service Class ...........................................            (980)            (869)
  Investor A Class ........................................             (44)             (31)
  Investor B Class ........................................               -                -
  Investor C Class ........................................               -                -
                                                               ------------     ------------
  Total distributions from net investment income ..........      (1,149,455)      (1,677,786)
                                                               ------------     ------------
 Capital:
  Institutional Class .....................................               -                -
  Service Class ...........................................               -                -
  Investor A Class ........................................               -                -
  Investor B Class ........................................               -                -
  Investor C Class ........................................               -                -
                                                               ------------     ------------
  Total distributions from capital ........................               -                -
                                                               ------------     ------------
 Net realized gains:
  BlackRock Class .........................................               -                -
  Institutional Class .....................................               -                -
  Service Class ...........................................               -                -
  Investor A Class ........................................               -                -
  Investor B Class ........................................               -                -
  Investor C Class ........................................               -                -
                                                               ------------     ------------
  Total distributions from net realized gains .............               -                -
                                                               ------------     ------------
  Total distributions to shareholders .....................      (1,149,455)      (1,677,786)
                                                               ------------     ------------
Capital share transactions (Note D) .......................       2,076,046        2,178,387
                                                               ------------     ------------
Redemption fees ...........................................               -                -
                                                               ------------     ------------
  Total increase (decrease) in net assets .................       1,844,801        1,694,060
Net assets:
  Beginning of period .....................................      56,338,205       54,644,145
                                                               ------------     ------------
  End of period ...........................................    $ 58,183,006     $ 56,338,205
                                                               ============     ============
  End of period undistributed net investment income
   (distributions in excess of net investment
   income) ................................................    $     (1,672)    $     14,165

                                                                                                      INTERMEDIATE
                                                                         LOW DURATION                  GOVERNMENT
                                                                        BOND PORTFOLIO               BOND PORTFOLIO
                                                            --------------------------------------- -----------------
                                                                  FOR THE                                FOR THE
                                                                 SIX MONTHS                             SIX MONTHS
                                                                   ENDED              FOR THE             ENDED
                                                                  3/31/06            YEAR ENDED          3/31/06
                                                                (UNAUDITED)           9/30/05          (UNAUDITED)
                                                            ------------------- ------------------- -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................    $    25,129,877     $    51,161,302     $  11,314,973
  Net realized gain (loss) on investments, futures,
   options, swap and swaption contracts and foreign
   currency related transactions ..........................         (7,399,875)        (13,417,126)       (1,955,475)
  Net unrealized appreciation/depreciation on
   investments, futures, options, swap and swaption
   contracts and foreign currency related
   transactions ...........................................         (2,353,895)        (15,271,343)       (7,149,058)
                                                               ---------------     ---------------     -------------
  Net increase in net assets resulting from operations.....         15,376,107          22,472,833         2,210,440
                                                               ---------------     ---------------     -------------
Distributions to shareholders from:
 Net investment income:
  BlackRock Class .........................................        (11,493,995)        (21,399,011)                -
  Institutional Class .....................................         (6,797,929)        (12,976,033)       (3,891,940)
  Service Class ...........................................         (7,049,560)        (10,327,815)          (13,968)
  Investor A Class ........................................         (1,534,581)         (2,215,025)       (5,440,064)
  Investor B Class ........................................           (639,304)         (1,096,050)         (897,034)
  Investor C Class ........................................         (1,015,100)         (1,841,995)         (236,896)
                                                               ---------------     ---------------     -------------
  Total distributions from net investment income ..........        (28,530,469)        (49,855,929)      (10,479,902)
                                                               ---------------     ---------------     -------------
 Capital:
  Institutional Class .....................................                  -                   -                 -
  Service Class ...........................................                  -                   -                 -
  Investor A Class ........................................                  -                   -                 -
  Investor B Class ........................................                  -                   -                 -
  Investor C Class ........................................                  -                   -                 -
                                                               ---------------     ---------------     -------------
  Total distributions from capital ........................                  -                   -                 -
                                                               ---------------     ---------------     -------------
 Net realized gains:
  BlackRock Class .........................................                  -                   -                 -
  Institutional Class .....................................                  -                   -                 -
  Service Class ...........................................                  -                   -                 -
  Investor A Class ........................................                  -                   -                 -
  Investor B Class ........................................                  -                   -                 -
  Investor C Class ........................................                  -                   -                 -
                                                               ---------------     ---------------     -------------
  Total distributions from net realized gains .............                  -                   -                 -
                                                               ---------------     ---------------     -------------
  Total distributions to shareholders .....................        (28,530,469)        (49,855,929)      (10,479,902)
                                                               ---------------     ---------------     -------------
Capital share transactions (Note D) .......................        (94,708,625)       (353,543,952)      (61,207,601)
                                                               ---------------     ---------------     -------------
Redemption fees ...........................................                  -               3,856                 -
                                                               ---------------     ---------------     -------------
  Total increase (decrease) in net assets .................       (107,862,987)       (380,923,192)      (69,477,063)
Net assets:
  Beginning of period .....................................      1,492,904,216       1,873,827,408       656,289,633
                                                               ---------------     ---------------     -------------
  End of period ...........................................    $ 1,385,041,229     $ 1,492,904,216     $ 586,812,570
                                                               ===============     ===============     =============
  End of period undistributed net investment income
   (distributions in excess of net investment
   income) ................................................    $       742,324     $     4,928,237     $      83,560

                                                              INTERMEDIATE
                                                                GOVERNMENT
                                                             BOND PORTFOLIO
                                                            -----------------
                                                                 FOR THE
                                                                YEAR ENDED
                                                                 9/30/05
                                                            -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................    $  19,873,290
  Net realized gain (loss) on investments, futures,
   options, swap and swaption contracts and foreign
   currency related transactions ..........................       (2,886,184)
  Net unrealized appreciation/depreciation on
   investments, futures, options, swap and swaption
   contracts and foreign currency related
   transactions ...........................................      (13,811,460)
                                                               -------------
  Net increase in net assets resulting from operations.....        3,175,646
                                                               -------------
Distributions to shareholders from:
 Net investment income:
  BlackRock Class .........................................                -
  Institutional Class .....................................       (5,987,593)
  Service Class ...........................................          (28,235)
  Investor A Class ........................................       (6,367,147)
  Investor B Class ........................................       (1,067,572)
  Investor C Class ........................................         (342,355)
                                                               -------------
  Total distributions from net investment income ..........      (13,792,902)
                                                               -------------
 Capital:
  Institutional Class .....................................       (1,705,727)
  Service Class ...........................................           (8,044)
  Investor A Class ........................................       (1,813,851)
  Investor B Class ........................................         (304,127)
  Investor C Class ........................................          (97,529)
                                                               -------------
  Total distributions from capital ........................       (3,929,278)
                                                               -------------
 Net realized gains:
  BlackRock Class .........................................                -
  Institutional Class .....................................       (1,106,478)
  Service Class ...........................................           (6,048)
  Investor A Class ........................................         (183,301)
  Investor B Class ........................................          (47,030)
  Investor C Class ........................................          (55,783)
                                                               -------------
  Total distributions from net realized gains .............       (1,398,640)
                                                               -------------
  Total distributions to shareholders .....................      (19,120,820)
                                                               -------------
Capital share transactions (Note D) .......................      366,560,310
                                                               -------------
Redemption fees ...........................................              838
                                                               -------------
  Total increase (decrease) in net assets .................      350,615,974
Net assets:
  Beginning of period .....................................      305,673,659
                                                               -------------
  End of period ...........................................    $ 656,289,633
                                                               =============
  End of period undistributed net investment income
   (distributions in excess of net investment
   income) ................................................    $    (751,511)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      124

                                BLACKROCK FUNDS

           INTERMEDIATE                     INTERMEDIATE PLUS
          BOND PORTFOLIO                      BOND PORTFOLIO
----------------------------------- ----------------------------------
     FOR THE                              FOR THE
    SIX MONTHS                          SIX MONTHS
      ENDED            FOR THE             ENDED           FOR THE
     3/31/06          YEAR ENDED          3/31/06         YEAR ENDED
   (UNAUDITED)         9/30/05          (UNAUDITED)        9/30/05
----------------- ----------------- ------------------ ---------------
   $  16,804,439     $  33,190,206       $   664,693     $    974,699
      (9,162,320)          973,668          (226,558)        (134,527)
      (5,656,106)      (20,170,037)         (327,304)        (347,302)
   -------------     -------------       ------------    ------------
       1,986,013        13,993,837           110,831          492,870
   -------------     -------------       ------------    ------------
      (9,671,019)      (15,416,741)         (647,781)        (986,708)
      (6,841,291)      (10,587,518)          (16,274)          (4,907)
      (1,977,886)       (2,833,389)               (1)               -
        (572,677)         (965,616)             (606)            (373)
        (173,078)         (277,811)              (30)             (14)
        (151,757)         (265,015)               (1)               -
   -------------     -------------       ------------    ------------
     (19,387,708)      (30,346,090)         (664,693)        (992,002)
   -------------     -------------       ------------    ------------
               -                 -                 -                -
               -                 -                 -                -
               -                 -                 -                -
               -                 -                 -                -
               -                 -                 -                -
   -------------     -------------       -------------   ------------
               -                 -                 -                -
   -------------     -------------       -------------   ------------
         (43,118)       (3,605,317)                -          (22,983)
         (33,239)       (2,617,586)                -                -
         (10,093)         (720,929)                -                -
          (2,968)         (278,111)                -                -
          (1,115)         (106,933)                -                -
            (954)         (110,018)                -                -
   -------------     -------------       -----------     ------------
         (91,487)       (7,438,894)                -          (22,983)
   -------------     -------------       -----------     ------------
     (19,479,195)      (37,784,984)         (664,693)      (1,014,985)
   -------------     -------------       -----------     ------------
      (8,352,511)       (2,239,453)          366,878        5,506,774
   -------------     -------------       -----------     ------------
              47               327                 -                -
   -------------     -------------       -----------     ------------
     (25,845,646)      (26,030,273)         (186,984)       4,984,659
     897,679,363       923,709,636        30,980,963       25,996,304
   -------------     -------------       -----------     ------------
   $ 871,833,717     $ 897,679,363       $30,793,979     $ 30,980,963
   =============     =============       ===========     ============
   $     515,532     $   3,098,801       $    (1,731)    $      9,475

               CORE BOND                              CORE PLUS
        TOTAL RETURN PORTFOLIO                  TOTAL RETURN PORTFOLIO
--------------------------------------- --------------------------------------
      FOR THE                                 FOR THE
     SIX MONTHS                              SIX MONTHS
       ENDED              FOR THE              ENDED              FOR THE
      3/31/06            YEAR ENDED           3/31/06           YEAR ENDED
    (UNAUDITED)           9/30/05           (UNAUDITED)           9/30/05
------------------- ------------------- ------------------- ------------------
   $    56,728,771     $   103,561,095        $  7,390,081       $ 13,652,000
       (14,517,242)          9,490,234          (1,637,683)         2,168,605
       (38,383,015)        (41,358,086)         (4,943,720)        (5,138,698)
   ---------------     ---------------        ------------       ------------
         3,828,514          71,693,243             808,678         10,681,907
   ---------------     ---------------        ------------       ------------
       (36,186,734)        (61,252,277)         (7,698,321)       (13,248,140)
       (14,281,699)        (23,166,365)            (29,522)                (7)
        (3,122,448)         (5,497,287)                 (2)              (885)
        (4,569,887)         (6,235,815)             (1,810)            (1,220)
          (806,407)         (1,486,721)             (2,329)            (2,999)
        (1,197,961)         (2,243,809)             (1,035)              (636)
   ---------------     ---------------        ------------       ------------
       (60,165,136)        (99,882,274)         (7,733,019)       (13,253,887)
   ---------------     ---------------        ------------       ------------
                 -                   -                   -                  -
                 -                   -                   -                  -
                 -                   -                   -                  -
                 -                   -                   -                  -
                 -                   -                   -                  -
   ---------------     ---------------        ------------       ------------
                 -                   -                   -                  -
   ---------------     ---------------        ------------       ------------
        (7,579,173)         (2,614,942)         (1,561,658)                 -
        (3,029,266)         (1,031,692)                  -                  -
          (773,275)           (256,095)                  -                  -
        (1,017,963)           (232,258)               (326)                 -
          (230,083)            (94,378)               (616)                 -
          (339,860)           (143,147)               (271)                 -
   ---------------     ---------------        ------------       ------------
       (12,969,620)         (4,372,512)         (1,562,871)                 -
   ---------------     ---------------        ------------       ------------
       (73,134,756)       (104,254,786)         (9,295,890)       (13,253,887)
   ---------------     ---------------        ------------       ------------
        56,116,107         161,228,013          31,354,397         43,644,304
   ---------------     ---------------        ------------       ------------
                 -                   -                   -                  -
   ---------------     ---------------        ------------       ------------
       (13,190,135)        128,666,470          22,867,185         41,072,324
     2,654,300,290       2,525,633,820         326,310,569        285,238,245
   ---------------     ---------------        ------------       ------------
   $ 2,641,110,155     $ 2,654,300,290        $349,177,754       $326,310,569
   ===============     ===============        ============       ============
   $    (3,269,242)    $       846,059        $    197,170       $    609,923

                    125

                                BLACKROCK FUNDS
                STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                       GOVERNMENT
                                                                    INCOME PORTFOLIO
                                                           -----------------------------------
                                                                FOR THE
                                                               SIX MONTHS
                                                                 ENDED            FOR THE
                                                                3/31/06          YEAR ENDED
                                                              (UNAUDITED)         9/30/05
                                                           ----------------- -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................    $  11,452,604     $  16,824,977
  Net realized gain (loss) on investments, futures,
   options, swap and swaption contracts and foreign
   currency related transactions .........................       (6,026,646)         (356,534)
  Net unrealized appreciation/depreciation on
   investments, futures, options, swap and swaption
   contracts and foreign currency related
   transactions ..........................................       (9,533,441)       (9,642,384)
                                                              -------------     -------------
  Net increase (decrease) in net assets resulting from
   operations ............................................       (4,107,483)        6,826,059
                                                              -------------     -------------
Distributions to shareholders from:
 Net investment income:
  BlackRock Class ........................................         (199,939)         (511,763)
  Institutional Class ....................................                -                 -
  Service Class ..........................................       (4,474,725)       (7,849,415)
  Investor A Class .......................................       (5,217,806)       (7,517,673)
  Investor B Class .......................................         (633,942)       (1,517,239)
  Investor C Class .......................................         (522,107)         (976,151)
                                                              -------------     -------------
  Total distributions from net investment income .........      (11,048,519)      (18,372,241)
                                                              -------------     -------------
 Capital:
  BlackRock Class ........................................                -           (22,490)
  Service Class ..........................................                -          (344,955)
  Investor A Class .......................................                -          (330,376)
  Investor B Class .......................................                -           (66,677)
  Investor C Class .......................................                -           (42,899)
                                                              -------------     -------------
  Total distributions from capital .......................                -          (807,397)
                                                              -------------     -------------
 Net realized gains:
  BlackRock Class ........................................                -                 -
  Institutional Class ....................................                -                 -
  Service Class ..........................................                -                 -
  Investor A Class .......................................                -                 -
  Investor B Class .......................................                -                 -
  Investor C Class .......................................                -                 -
                                                              -------------     -------------
  Total distributions from net realized gains ............                -                 -
                                                              -------------     -------------
  Total distributions to shareholders ....................      (11,048,519)      (19,179,638)
                                                              -------------     -------------
Capital share transactions (Note D) ......................       65,814,880       348,126,461
                                                              -------------     -------------
Redemption fees ..........................................                -                78
                                                              -------------     -------------
  Total increase (decrease) in net assets ................       50,658,878       335,772,960
Net assets:
  Beginning of period ....................................      543,825,003       208,052,043
                                                              -------------     -------------
  End of period ..........................................    $ 594,483,881     $ 543,825,003
                                                              =============     =============
  End of period undistributed net investment income
   (distributions in excess of net investment
   income) ...............................................    $     619,661     $     215,576

                                                                  INFLATION PROTECTED                        GNMA
                                                                     BOND PORTFOLIO                       PORTFOLIO
                                                           ---------------------------------- ----------------------------------
                                                                FOR THE                            FOR THE
                                                              SIX MONTHS                          SIX MONTHS
                                                                 ENDED           FOR THE            ENDED            FOR THE
                                                                3/31/06         YEAR ENDED         3/31/06         YEAR ENDED
                                                              (UNAUDITED)        9/30/05         (UNAUDITED)         9/30/05
                                                           ---------------- ----------------- ----------------- ----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................    $    928,199       $ 1,371,305      $   3,967,480   $   9,202,109
  Net realized gain (loss) on investments, futures,
   options, swap and swaption contracts and foreign
   currency related transactions .........................         337,085           680,377         (1,155,627)       (613,452)
  Net unrealized appreciation/depreciation on
   investments, futures, options, swap and swaption
   contracts and foreign currency related
   transactions ..........................................      (1,551,983)         (210,175)        (1,117,494)     (4,070,712)
                                                              ------------       -----------      -------------   -------------
  Net increase (decrease) in net assets resulting from
   operations ............................................        (286,699)        1,841,507          1,694,359       4,517,945
                                                              ------------       -----------      -------------   -------------
Distributions to shareholders from:
 Net investment income:
  BlackRock Class ........................................        (882,020)       (1,287,901)          (335,309)       (458,891)
  Institutional Class ....................................        (471,144)         (167,696)        (3,427,835)     (5,481,541)
  Service Class ..........................................             (78)              (23)          (226,428)       (229,895)
  Investor A Class .......................................        (150,917)         (140,624)          (413,559)       (618,625)
  Investor B Class .......................................         (80,928)          (40,615)          (445,417)       (711,108)
  Investor C Class .......................................        (133,298)          (66,562)          (587,451)       (998,790)
                                                              ------------       -----------      -------------   -------------
  Total distributions from net investment income .........      (1,718,385)       (1,703,421)        (5,435,999)     (8,498,850)
                                                              ------------       -----------      -------------   -------------
 Capital:
  BlackRock Class ........................................               -                 -                  -               -
  Service Class ..........................................               -                 -                  -               -
  Investor A Class .......................................               -                 -                  -               -
  Investor B Class .......................................               -                 -                  -               -
  Investor C Class .......................................               -                 -                  -               -
                                                              ------------       -----------      -------------   -------------
  Total distributions from capital .......................               -                 -                  -               -
                                                              ------------       -----------      -------------   -------------
 Net realized gains:
  BlackRock Class ........................................        (281,924)         (245,658)                 -               -
  Institutional Class ....................................        (170,004)          (16,405)                 -               -
  Service Class ..........................................             (26)               (1)                 -               -
  Investor A Class .......................................         (49,045)           (8,360)                 -               -
  Investor B Class .......................................         (31,301)           (1,956)                 -               -
  Investor C Class .......................................         (49,018)           (3,694)                 -               -
                                                              ------------       -----------      -------------   -------------
  Total distributions from net realized gains ............        (581,318)         (276,074)                 -               -
                                                              ------------       -----------      -------------   -------------
  Total distributions to shareholders ....................      (2,299,703)       (1,979,495)        (5,435,999)     (8,498,850)
                                                              ------------       -----------      -------------   -------------
Capital share transactions (Note D) ......................       8,573,515        17,767,043        (17,292,188)    (41,195,146)
                                                              ------------       -----------      -------------   -------------
Redemption fees ..........................................               -                 -                  -           1,692
                                                              ------------       -----------      -------------   -------------
  Total increase (decrease) in net assets ................       5,987,113        17,629,055        (21,033,828)    (45,174,359)
Net assets:
  Beginning of period ....................................      38,552,753        20,923,698        202,386,846     247,561,205
                                                              ------------       -----------      -------------   -------------
  End of period ..........................................    $ 44,539,866       $38,552,753      $ 181,353,018   $ 202,386,846
                                                              ============       ===========      =============   =============
  End of period undistributed net investment income
   (distributions in excess of net investment
   income) ...............................................    $   (629,250)      $   141,690      $     356,590   $   1,825,109

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      126

                                BLACKROCK FUNDS

               MANAGED                              INTERNATIONAL                             HIGH YIELD
          INCOME PORTFOLIO                          BOND PORTFOLIO                          BOND PORTFOLIO
-------------------------------------   --------------------------------------   -------------------------------------
     FOR THE                                  FOR THE                                 FOR THE
    SIX MONTHS                              SIX MONTHS                               SIX MONTHS
      ENDED              FOR THE               ENDED              FOR THE              ENDED              FOR THE
     3/31/06            YEAR ENDED            3/31/06            YEAR ENDED           3/31/06            YEAR ENDED
   (UNAUDITED)           9/30/05            (UNAUDITED)           9/30/05           (UNAUDITED)           9/30/05
-----------------   -----------------   ------------------   -----------------   -----------------   -----------------
   $  14,949,059       $  32,017,033       $    8,798,183      $   16,094,755       $  31,833,980       $  61,613,791
      (3,415,415)          2,768,613          (23,127,379)         (6,326,188)         (6,343,467)         25,349,009
     (12,067,435)        (14,738,671)          (8,619,977)        (18,209,605)          3,134,903         (27,127,973)
   -------------       -------------       --------------      --------------       -------------       -------------
        (533,791)         20,046,975          (22,949,173)         (8,441,038)         28,625,416          59,834,827
   -------------       -------------       --------------      --------------       -------------       -------------
               -                   -           (1,545,940)         (3,836,007)         (6,058,419)        (10,447,236)
     (14,043,889)        (26,826,072)          (4,268,488)        (13,371,592)         (6,136,332)        (11,719,171)
      (2,068,662)         (3,120,883)          (1,250,595)         (4,647,433)         (6,217,643)         (9,855,000)
        (613,443)         (1,340,701)          (2,184,611)         (7,771,213)         (9,496,785)        (14,980,576)
        (113,500)           (251,998)            (186,081)           (772,214)         (3,443,850)         (6,797,925)
         (22,754)            (37,389)            (587,166)         (2,060,078)         (1,577,997)         (3,593,974)
   -------------       -------------       --------------      --------------       -------------       -------------
     (16,862,248)        (31,577,043)         (10,022,881)        (32,458,537)        (32,931,026)        (57,393,882)
   -------------       -------------       --------------      --------------       -------------       -------------
               -                   -                    -                   -                   -                   -
               -                   -                    -                   -                   -                   -
               -                   -                    -                   -                   -                   -
               -                   -                    -                   -                   -                   -
               -                   -                    -                   -                   -                   -
   -------------       -------------       --------------      --------------       -------------       -------------
               -                   -                    -                   -                   -                   -
   -------------       -------------       --------------      --------------       -------------       -------------
               -                   -                    -             (31,979)         (2,582,656)         (2,217,477)
      (3,040,738)         (2,338,691)                   -            (111,687)         (2,881,584)         (2,744,299)
        (463,358)           (263,605)                   -             (45,846)         (2,823,364)         (2,126,281)
        (138,959)           (128,734)                   -             (76,674)         (4,542,282)         (1,216,391)
         (33,849)            (32,026)                   -              (9,510)         (1,871,545)         (1,516,927)
          (6,487)             (4,139)                   -             (22,658)           (845,010)           (990,873)
   -------------       -------------       --------------      --------------       -------------       -------------
      (3,683,391)         (2,767,195)                   -            (298,354)        (15,546,441)        (10,812,248)
   -------------       -------------       --------------      --------------       -------------       -------------
     (20,545,639)        (34,344,238)         (10,022,881)        (32,756,891)        (48,477,467)        (68,206,130)
   -------------       -------------       --------------      --------------       -------------       -------------
       1,270,050         (49,835,255)        (185,281,592)        435,410,598          40,315,647         296,865,467
   -------------       -------------       --------------      --------------       -------------       -------------
               -                   -               11,793              49,151              16,474              26,956
   -------------       -------------       --------------      --------------       -------------       -------------
     (19,809,380)        (64,132,518)        (218,241,853)        394,261,820          20,480,070         288,521,120
     705,671,900         769,804,418          820,450,609         426,188,789         916,698,860         628,177,740
   -------------       -------------       --------------      --------------       -------------       -------------
   $ 685,862,520       $ 705,671,900       $  602,208,756      $  820,450,609       $ 937,178,930       $ 916,698,860
   =============       =============       ==============      ==============       =============       =============
   $    (168,830)      $   1,816,732       $  (45,080,325)     $  (18,600,878)      $   2,754,892       $   3,568,504

                                      127

                                BLACKROCK FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      NET                        NET GAIN
                                     ASSET                      (LOSS) ON
                                     VALUE         NET         INVESTMENTS
                                   BEGINNING   INVESTMENT     (BOTH REALIZED
                                   OF PERIOD    INCOME13    AND UNREALIZED)13
                                  =========== ============ ===================
     --------------
     Enhanced Income Portfolio
     --------------
     BlackRock Class
     10/1/05 through 3/31/0617       $   9.86    $   0.196          $   (0.02)
     9/30/05                             9.94        0.296            (0.08)
     3/04/041 through 9/30/04           10.00        0.116            (0.05)
     Institutional Class
     10/1/05 through 3/31/0617       $   9.86    $   0.196          $   (0.04)
     9/30/05                             9.94        0.276            (0.07)
     3/19/041 through 9/30/04           10.00        0.096            (0.05)
     Service Class
     10/1/05 through 3/31/0617       $   9.70    $   0.176          $   (0.02)
     9/30/05                             9.86        0.276            (0.11)
     3/19/041 through 9/30/04           10.00        0.146            (0.08)
     Investor A Class
     10/1/05 through 3/31/0617       $   9.85    $   0.176          $   (0.04)
     9/30/05                             9.93        0.286            (0.12)
     3/19/041 through 9/30/04           10.00        0.066            (0.07)
     ---------------
     Low Duration Bond Portfolio
     ---------------
     BlackRock Class
     10/1/05 through 3/31/0617       $   9.92    $   0.186          $   (0.06)
     9/30/05                            10.09        0.326            (0.17)
     9/30/04                            10.23        0.236            (0.11)
     9/30/0315                          10.25        0.30                0.01
     9/30/0215                          10.20        0.42                0.13
     9/30/0115                           9.81        0.57                0.42
     Institutional Class
     10/1/05 through 3/31/0617       $   9.93    $   0.186          $   (0.07)
     9/30/05                            10.09        0.316            (0.17)
     9/30/04                            10.23        0.216            (0.11)
     9/30/0315                          10.25        0.26                0.03
     9/30/0215                          10.21        0.41                0.12
     9/30/0115                           9.82        0.56                0.41
     Service Class
     10/1/05 through 3/31/0617       $   9.93    $   0.166          $   (0.06)
     9/30/05                            10.09        0.286            (0.16)
     9/30/04                            10.23        0.196            (0.12)
     9/30/0315                          10.25        0.24                0.02
     9/30/0215                          10.21        0.38                0.12
     9/30/0115                           9.82        0.53                0.41
     Investor A Class
     10/1/05 through 3/31/0617       $   9.93    $   0.166          $   (0.06)
     9/30/05                            10.10        0.286            (0.17)
     9/30/04                            10.24        0.186            (0.12)
     9/30/0315                          10.26        0.21                0.04
     9/30/0215                          10.21        0.36                0.13
     9/30/0115                           9.82        0.52                0.41
     Investor B Class
     10/1/05 through 3/31/0617       $   9.93    $   0.136          $   (0.07)
     9/30/05                            10.09        0.216            (0.17)
     9/30/04                            10.23        0.106            (0.11)
     9/30/0315                          10.25        0.15                0.03
     9/30/0215                          10.21        0.29                0.12
     9/30/0115                           9.82        0.44                0.41
     Investor C Class
     10/1/05 through 3/31/0617       $   9.93    $   0.136          $   (0.07)
     9/30/05                            10.09        0.216            (0.17)
     9/30/04                            10.23        0.106            (0.11)
     9/30/0315                          10.25        0.15                0.03
     9/30/0215                          10.21        0.30                0.11
     9/30/0115                           9.82        0.44                0.41

                                                                                      NET
                                   DISTRIBUTIONS                   DISTRIBUTIONS     ASSET
                                      FROM NET     DISTRIBUTIONS      FROM NET       VALUE
                                     INVESTMENT         FROM          REALIZED       END OF
                                      INCOME5         CAPITAL          GAINS         PERIOD
                                  =============== =============== =============== ===========
     --------------
     Enhanced Income Portfolio
     --------------
     BlackRock Class
     10/1/05 through 3/31/0617         $   (0.20)       $      -        $      -     $   9.83
     9/30/05                             (0.29)              -               -         9.86
     3/04/041 through 9/30/04            (0.12)              -               -         9.94
     Institutional Class
     10/1/05 through 3/31/0617         $   (0.19)       $      -        $      -     $   9.82
     9/30/05                             (0.28)              -               -         9.86
     3/19/041 through 9/30/04            (0.10)              -               -         9.94
     Service Class
     10/1/05 through 3/31/0617         $   (0.18)       $      -        $      -     $   9.67
     9/30/05                             (0.32)              -               -         9.70
     3/19/041 through 9/30/04            (0.20)              -               -         9.86
     Investor A Class
     10/1/05 through 3/31/0617         $   (0.17)       $      -        $      -     $   9.81
     9/30/05                             (0.24)              -               -         9.85
     3/19/041 through 9/30/04            (0.06)              -               -         9.93
     ---------------
     Low Duration Bond Portfolio
     ---------------
     BlackRock Class
     10/1/05 through 3/31/0617         $   (0.21)       $      -        $      -     $   9.83
     9/30/05                             (0.32)              -               -         9.92
     9/30/04                             (0.21)              -           (0.04)       10.09
     9/30/0315                           (0.32)              -           (0.01)       10.23
     9/30/0215                           (0.45)              -           (0.05)       10.25
     9/30/0115                           (0.60)              -               -        10.20
     Institutional Class
     10/1/05 through 3/31/0617         $   (0.20)       $      -        $      -     $   9.84
     9/30/05                             (0.30)              -               -         9.93
     9/30/04                             (0.20)          (0.01)          (0.04)       10.09
     9/30/0315                           (0.30)              -           (0.01)       10.23
     9/30/0215                           (0.44)              -           (0.05)       10.25
     9/30/0115                           (0.58)              -               -        10.21
     Service Class
     10/1/05 through 3/31/0617         $   (0.19)       $      -        $      -     $   9.84
     9/30/05                             (0.28)              -               -         9.93
     9/30/04                             (0.17)          (0.01)          (0.04)       10.09
     9/30/0315                           (0.27)              -           (0.01)       10.23
     9/30/0215                           (0.41)              -           (0.05)       10.25
     9/30/0115                           (0.55)              -               -        10.21
     Investor A Class
     10/1/05 through 3/31/0617         $   (0.19)       $      -        $      -     $   9.84
     9/30/05                             (0.28)              -               -         9.93
     9/30/04                             (0.16)              -           (0.04)       10.10
     9/30/0315                           (0.26)              -           (0.01)       10.24
     9/30/0215                           (0.39)              -           (0.05)       10.26
     9/30/0115                           (0.54)              -               -        10.21
     Investor B Class
     10/1/05 through 3/31/0617         $   (0.15)       $      -        $      -     $   9.84
     9/30/05                             (0.20)              -               -         9.93
     9/30/04                             (0.09)          (0.01)          (0.04)       10.09
     9/30/0315                           (0.19)              -           (0.01)       10.23
     9/30/0215                           (0.32)              -           (0.05)       10.25
     9/30/0115                           (0.46)              -               -        10.21
     Investor C Class
     10/1/05 through 3/31/0617         $   (0.15)       $      -        $      -     $   9.84
     9/30/05                             (0.20)              -               -         9.93
     9/30/04                             (0.09)          (0.01)          (0.04)       10.09
     9/30/0315                           (0.19)              -           (0.01)       10.23
     9/30/0215                           (0.32)              -           (0.05)       10.25
     9/30/0115                           (0.46)              -               -        10.21

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      128

                                BLACKROCK FUNDS

                                                          RATIO OF NET
                                                           EXPENSES TO
                            NET                            AVERAGE NET
                           ASSETS      RATIO OF NET          ASSETS
                           END OF       EXPENSES TO        (EXCLUDING
         TOTAL             PERIOD       AVERAGE NET         INTEREST
         RETURN            (000)          ASSETS            EXPENSE)
======================= =========== ================== ==================
              1.70%16     $  27,076             0.30%2             0.30%2
              2.15           23,641             0.32               0.30
            0.5816           18,677         0.302,14           0.302,14

              1.56%16     $  31,055             0.38%2             0.38%2
              2.05           32,646             0.41               0.40
            0.4016           35,967         0.402,14           0.402,14
              1.52%16     $      49             0.73%2             0.73%2
              1.66               49             0.74               0.71
            0.6116              -18            0.712              0.712

              1.36%3,16   $       3             0.76%2             0.76%2
             1.623                2             0.74               0.71
             (0.12)3,16         -18            0.712              0.712
              1.20%16     $ 551,805             0.40%2             0.40%2
             1.497          543,043             0.40               0.40
              1.18          772,355             0.40               0.40
              2.98          625,363             0.40               0.40
              5.58          281,844             0.40               0.40
             10.38          114,205             0.99               0.40

              1.13%16     $ 297,788             0.52%2             0.52%2
             1.437          378,712             0.55               0.55
              1.03          477,622             0.55               0.55
              2.82          477,420             0.55               0.55
              5.32          298,698             0.55               0.55
             10.21          135,243             1.24               0.55
              0.99%16     $ 364,929             0.80%2             0.80%2
             1.177          377,470             0.81               0.81
              0.73          345,733             0.84               0.84
              2.52          248,426             0.85               0.85
              5.01          120,857             0.85               0.85
              9.88           42,909             1.41               0.85

              0.99%3,16   $  73,299             0.81%2             0.81%2
           1.073,7           75,652             0.81               0.81
             0.693           87,317             0.88               0.88
             2.473          102,047             0.90               0.90
             4.933           69,211             1.02               1.02
             9.703           12,808             1.43               1.00
              0.61%4,16   $  37,470             1.56%2             1.56%2
           0.414,7           45,942             1.56               1.56
            (0.06)4         66,253             1.63               1.63
             1.704           83,937             1.65               1.65
             4.054           53,087             1.77               1.77
             8.894           20,485             2.28               1.76

              0.61%4,16   $  59,750             1.56%2             1.56%2
           0.414,7           72,085             1.57               1.57
             (0.06)4        124,548             1.63               1.63
             1.704          198,234             1.65               1.65
             4.054          118,851             1.77               1.77
             8.894            9,282             1.99               1.72

                                          RATIO OF NET
  RATIO OF TOTAL                           INVESTMENT
     EXPENSES                                INCOME
    TO AVERAGE         RATIO OF NET        TO AVERAGE
    NET ASSETS      INVESTMENT INCOME      NET ASSETS      PORTFOLIO
    (EXCLUDING        TO AVERAGE NET       (EXCLUDING      TURNOVER
     WAIVERS)            ASSETS13          WAIVERS)13        RATE
================== =================== ================== ==========
            0.70%2              3.95%2             3.55%2        59%
            0.72                2.94               2.54         147
        1.142,14            1.872,14           1.032,14         208

            0.78%2              3.86%2             3.46%2        59%
            0.83                2.74               2.32         147
        1.262,14            1.772,14           0.912,14         208
            1.12%2              3.59%2             3.20%2        59%
            1.09                2.77               2.42         147
           1.512               1.462              0.662         208

            3.16%2              3.48%2             1.08%2        59%
            1.19                2.77               2.32         147
           1.612               1.462              0.562         208
            0.69%2              3.75%2             3.46%2        44%
            0.68                3.22               2.94         127
            0.65                2.25               1.99         216
            0.67                2.31               2.04         195
            0.79                3.86               3.47         195
            1.28                5.78               5.48         168

            0.78%2              3.61%2             3.35%2        44%
            0.80                3.07               2.82         127
            0.78                2.09               1.86         216
            0.80                2.28               2.03         195
            0.81                3.76               3.50         195
            1.52                5.64               5.36         168
            1.06%2              3.34%2             3.08%2        44%
          1.05                2.82               2.58           127
          1.07                1.83               1.60           216
          1.10                1.94               1.69           195
          1.11                3.40               3.15           195
          1.68                5.25               4.97           168

            1.18%2              3.34%2             2.97%2        44%
            1.15                2.81               2.47         127
            1.27                1.74               1.35         216
            1.20                1.91               1.61         195
            1.27                3.18               2.93         195
            1.70                4.91               4.64         168
            1.85%2              2.58%2             2.29%2        44%
            1.81                2.06               1.81         127
            1.92                1.00               0.71         216
            1.95                1.17               0.87         195
            2.02                2.48               2.23         195
            2.55                4.29               4.02         168

            1.84%2              2.59%2             2.31%2        44%
            1.81                2.06               1.82         127
            1.93                0.98               0.69         216
            1.95                1.16               0.86         195
            2.00                2.30               2.05         195
            2.26                4.04               3.77         168

                    129

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     NET                        NET GAIN
                                    ASSET                      (LOSS) ON
                                    VALUE         NET         INVESTMENTS
                                  BEGINNING   INVESTMENT     (BOTH REALIZED
                                  OF PERIOD    INCOME13    AND UNREALIZED)13
                                 =========== ============ ===================
     ---------------------
     Intermediate Government Bond Portfolio
     ---------------------
     Institutional Class
     10/1/05 through 3/31/0617     $   10.20    $   0.206          $   (0.14)
     9/30/05                           10.45        0.396            (0.25)
     9/30/04                           10.63        0.386            (0.17)
     9/30/0315                         10.82        0.48             (0.15)
     9/30/0215                         10.55        0.55                0.26
     9/30/0115                          9.91        0.61                0.63
     Service Class
     10/1/05 through 3/31/0617     $   10.19    $   0.196          $   (0.15)
     9/30/05                           10.44        0.366            (0.25)
     9/30/04                           10.62        0.356            (0.17)
     9/30/0315                         10.81        0.45             (0.16)
     9/30/0215                         10.55        0.52                0.25
     9/30/0115                          9.91        0.58                0.63
     Investor A Class
     10/1/05 through 3/31/0617     $   10.23    $   0.186          $   (0.15)
     9/30/05                           10.47        0.356            (0.24)
     9/30/04                           10.65        0.336            (0.17)
     9/30/0315                         10.84        0.44             (0.16)
     9/30/0215                         10.57        0.51                0.25
     9/30/0115                          9.91        0.56                0.65
     Investor B Class
     10/1/05 through 3/31/0617     $   10.20    $   0.146          $   (0.14)
     9/30/05                           10.45        0.276            (0.24)
     9/30/04                           10.62        0.256            (0.16)
     9/30/0315                         10.82        0.34             (0.15)
     9/30/0215                         10.55        0.43                0.25
     9/30/0115                          9.91        0.49                0.63
     Investor C Class
     10/1/05 through 3/31/0617     $   10.21    $   0.146          $   (0.14)
     9/30/05                           10.46        0.276            (0.24)
     9/30/04                           10.63        0.266            (0.17)
     9/30/0315                         10.83        0.34             (0.15)
     9/30/0215                         10.55        0.42                0.27
     9/30/0115                          9.91        0.49                0.63
     --------------
     Intermediate Bond Portfolio
     --------------
     BlackRock Class
     10/1/05 through 3/31/0617     $    9.32    $   0.186          $   (0.15)
     9/30/05                            9.57        0.356            (0.20)
     9/30/04                            9.89        0.356            (0.09)
     9/30/0315                          9.81        0.49                0.13
     9/30/0215                          9.72        0.55                0.18
     9/30/0115                          9.13        0.57                0.61
     Institutional Class
     10/1/05 through 3/31/0617     $    9.32    $   0.186          $   (0.15)
     9/30/05                            9.57        0.346            (0.20)
     9/30/04                            9.89        0.346            (0.10)
     9/30/0315                          9.81        0.47                0.14
     9/30/0215                          9.71        0.54                0.19
     9/30/0115                          9.13        0.57                0.59
     Service Class
     10/1/05 through 3/31/0617     $    9.33    $   0.176          $   (0.17)
     9/30/05                            9.57        0.316            (0.19)
     9/30/04                            9.89        0.316            (0.10)
     9/30/0315                          9.81        0.44                0.14
     9/30/0215                          9.71        0.52                0.18
     9/30/0115                          9.13        0.53                0.60

                                                                                      NET
                                  DISTRIBUTIONS                   DISTRIBUTIONS      ASSET
                                     FROM NET     DISTRIBUTIONS      FROM NET        VALUE
                                    INVESTMENT         FROM          REALIZED       END OF
                                     INCOME5         CAPITAL          GAINS         PERIOD
                                 =============== =============== =============== ============
     ---------------------
     Intermediate Government
Bond Portfolio
     ---------------------
     Institutional Class
     10/1/05 through 3/31/0617        $   (0.19)       $      -        $      -     $   10.07
     9/30/05                            (0.26)          (0.08)          (0.05)        10.20
     9/30/04                            (0.39)              -               -         10.45
     9/30/0315                          (0.52)              -               -         10.63
     9/30/0215                          (0.54)              -               -         10.82
     9/30/0115                          (0.60)              -               -         10.55
     Service Class
     10/1/05 through 3/31/0617        $   (0.17)       $      -        $      -     $   10.06
     9/30/05                            (0.24)          (0.07)          (0.05)        10.19
     9/30/04                            (0.36)              -               -         10.44
     9/30/0315                          (0.48)              -               -         10.62
     9/30/0215                          (0.51)              -               -         10.81
     9/30/0115                          (0.57)              -               -         10.55
     Investor A Class
     10/1/05 through 3/31/0617        $   (0.17)       $      -        $      -     $   10.09
     9/30/05                            (0.23)          (0.07)          (0.05)        10.23
     9/30/04                            (0.34)              -               -         10.47
     9/30/0315                          (0.47)              -               -         10.65
     9/30/0215                          (0.49)              -               -         10.84
     9/30/0115                          (0.55)              -               -         10.57
     Investor B Class
     10/1/05 through 3/31/0617        $   (0.13)       $      -        $      -     $   10.07
     9/30/05                            (0.18)          (0.05)          (0.05)        10.20
     9/30/04                            (0.26)              -               -         10.45
     9/30/0315                          (0.39)              -               -         10.62
     9/30/0215                          (0.41)              -               -         10.82
     9/30/0115                          (0.48)              -               -         10.55
     Investor C Class
     10/1/05 through 3/31/0617        $   (0.13)       $      -        $      -     $   10.08
     9/30/05                            (0.18)          (0.05)          (0.05)        10.21
     9/30/04                            (0.26)              -               -         10.46
     9/30/0315                          (0.39)              -               -         10.63
     9/30/0215                          (0.41)              -               -         10.83
     9/30/0115                          (0.48)              -               -         10.55
     --------------
     Intermediate Bond Portfolio
     --------------
     BlackRock Class
     10/1/05 through 3/31/0617        $   (0.21)       $      -        $      -     $    9.14
     9/30/05                            (0.32)              -           (0.08)         9.32
     9/30/04                            (0.36)              -           (0.22)         9.57
     9/30/0315                          (0.52)              -           (0.02)         9.89
     9/30/0215                          (0.54)              -           (0.10)         9.81
     9/30/0115                          (0.59)              -               -          9.72
     Institutional Class
     10/1/05 through 3/31/0617        $   (0.21)       $      -        $      -     $    9.14
     9/30/05                            (0.31)              -           (0.08)         9.32
     9/30/04                            (0.34)              -           (0.22)         9.57
     9/30/0315                          (0.51)              -           (0.02)         9.89
     9/30/0215                          (0.53)              -           (0.10)         9.81
     9/30/0115                          (0.58)              -               -          9.71
     Service Class
     10/1/05 through 3/31/0617        $   (0.19)       $      -        $      -     $    9.14
     9/30/05                            (0.28)              -           (0.08)         9.33
     9/30/04                            (0.31)              -           (0.22)         9.57
     9/30/0315                          (0.48)              -           (0.02)         9.89
     9/30/0215                          (0.50)              -           (0.10)         9.81
     9/30/0115                          (0.55)              -               -          9.71

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      130

                                BLACKROCK FUNDS

                                                        RATIO OF NET
                             NET                        EXPENSES TO
                           ASSETS     RATIO OF NET      AVERAGE NET
                           END OF      EXPENSES TO         ASSETS
         TOTAL             PERIOD      AVERAGE NET       (EXCLUDING
         RETURN             (000)        ASSETS      INTEREST EXPENSE)
======================= ============ ============== ===================
              0.59%16       $ 199,479         0.60%2           0.60%2
              1.38            214,980        0.60             0.60
              2.01            236,212        0.60             0.60
              3.09            230,609        0.60             0.60
              7.97            281,983        0.60             0.60
             12.90            309,383        1.33             0.60

              0.44%16       $     791         0.90%2           0.90%2
              1.08                842        0.90             0.90
              1.71              1,235        0.86             0.86
              2.79              1,447        0.90             0.90
              7.56              2,007        0.91             0.90
             12.56             32,336        1.56             0.90
              0.29%3,16     $ 307,523         1.00%2           1.00%2
             1.073            345,132        0.99             0.99
             1.543             43,500        1.05             1.05
             2.603             54,693        1.07             1.07
             7.463             52,507        1.08             1.07
            12.583             14,033        1.64             1.04

              0.00%4,16     $  62,667         1.77%2           1.77%2
             0.224             75,182        1.75             1.75
             0.884             10,533        1.80             1.80
             1.754             12,312        1.82             1.82
             6.684              8,197        1.81             1.81
            11.554              3,518        2.34             1.81
              0.01%4,16     $  16,352         1.77%2           1.77%2
             0.224             20,154        1.75             1.75
             0.884             14,194        1.80             1.80
             1.754             18,028        1.82             1.82
             6.774              7,389        1.81             1.81
            11.554              1,677        2.24             1.77
              0.37%7,16     $ 438,586         0.45%2           0.45%2
              1.61            435,529        0.45             0.45
              2.72            444,821        0.45             0.45
              6.56            392,112        0.45             0.45
              7.87            371,857        0.48             0.45
             13.39            524,046        0.70             0.45

              0.30%7,16     $ 290,952         0.56%2           0.56%2
              1.46            316,522        0.60             0.60
              2.57            332,460        0.60             0.60
              6.40            371,079        0.61             0.60
              7.82            378,616        0.63             0.60
             13.11            502,749        0.95             0.60
              0.05%7,16     $  97,993         0.87%2           0.87%2
              1.30             94,557        0.86             0.86
              2.26             84,013        0.89             0.89
              6.08             56,632        0.89             0.89
              7.50             35,198        0.94             0.90
             12.77             35,351        1.21             0.90

                                   RATIO OF NET
 RATIO OF TOTAL                     INVESTMENT
    EXPENSES       RATIO OF NET       INCOME
   TO AVERAGE       INVESTMENT      TO AVERAGE
   NET ASSETS         INCOME        NET ASSETS   PORTFOLIO
   (EXCLUDING     TO AVERAGE NET    (EXCLUDING   TURNOVER
    WAIVERS)         ASSETS13       WAIVERS)13     RATE
================ ================ ============= ==========
          0.84%2           4.01%2        3.77%2        62%
          0.89             3.78          3.49         194
          0.84             3.62          3.38         200
          0.85             4.51          4.26         143
          0.83             5.38          5.16         183
          1.54             5.98          5.76         157

          1.12%2           3.72%2        3.50%2        62%
          1.14             3.48          3.24         194
          1.08             3.38          3.16         200
          1.15             4.22          3.97         143
          1.12             5.34          5.12         183
          1.78             5.66          5.44         157
          1.23%2           3.61%2        3.38%2        62%
          1.25             3.43          3.17         194
          1.33             3.17          2.89         200
          1.32             3.99          3.75         143
          1.30             4.83          4.61         183
          1.85             5.30          5.09         157

          1.91%2           2.85%2        2.71%2        62%
          1.90             2.69          2.54         194
          1.98             2.43          2.25         200
          2.06             3.22          2.97         143
          2.04             4.00          3.78         183
          2.56             4.68          4.47         157
          1.91%2           2.85%2        2.71%2        62%
          1.90             2.66          2.51         194
          1.98             2.45          2.27         200
          2.06             3.13          2.89         143
          2.03             3.93          3.71         183
          2.45             4.58          4.37         157
          0.70%2           4.01%2        3.76%2        51%
          0.70             3.75          3.50         194
          0.69             3.67          3.43         216
          0.69             4.92          4.68         220
          0.81             5.80          5.48         239
          0.92             6.08          5.86         250

          0.79%2           3.90%2        3.67%2        51%
          0.83             3.60          3.37         194
          0.81             3.53          3.32         216
          0.84             4.81          4.59         220
          0.84             5.66          5.45         239
          1.16             6.03          5.83         250
          1.12%2           3.59%2        3.34%2        51%
          1.08             3.34          3.12         194
          1.10             3.23          3.02         216
          1.11             4.44          4.22         220
          1.15             5.36          5.15         239
          1.41             5.70          5.49         250

                    131

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     NET                        NET GAIN                                          NET
                                    ASSET                      (LOSS) ON       DISTRIBUTIONS   DISTRIBUTIONS     ASSET
                                    VALUE         NET         INVESTMENTS         FROM NET        FROM NET       VALUE
                                  BEGINNING   INVESTMENT     (BOTH REALIZED      INVESTMENT       REALIZED       END OF
                                  OF PERIOD    INCOME13    AND UNREALIZED)13      INCOME5          GAINS         PERIOD
                                 =========== ============ =================== =============== =============== ===========
     ---------------------
     Intermediate Bond Portfolio (Continued)
     ---------------------
     Investor A Class
     10/1/05 through 3/31/0617      $   9.32    $   0.176          $   (0.16)      $   (0.19)        $     -     $   9.14
     9/30/05                            9.57        0.326            (0.20)        (0.29)          (0.08)        9.32
     9/30/04                            9.88        0.316            (0.09)        (0.31)          (0.22)        9.57
     9/30/0315                          9.81        0.43                0.14         (0.48)          (0.02)        9.88
     9/30/0215                          9.71        0.49                0.19         (0.48)          (0.10)        9.81
     9/30/0115                          9.12        0.52                0.61         (0.54)              -         9.71
     Investor B Class
     10/1/05 through 3/31/0617      $   9.32    $   0.136          $   (0.15)      $   (0.16)        $     -     $   9.14
     9/30/05                            9.57        0.246            (0.20)        (0.21)          (0.08)        9.32
     9/30/04                            9.89        0.236            (0.09)        (0.24)          (0.22)        9.57
     9/30/0315                          9.81        0.36                0.14         (0.40)          (0.02)        9.89
     9/30/0215                          9.72        0.43                0.17         (0.41)          (0.10)        9.81
     9/30/0115                          9.13        0.45                0.61         (0.47)              -         9.72
     Investor C Class
     10/1/05 through 3/31/0617      $   9.33    $   0.136          $   (0.15)      $   (0.16)        $     -     $   9.15
     9/30/05                            9.57        0.256            (0.20)        (0.21)          (0.08)        9.33
     9/30/04                            9.89        0.236            (0.09)        (0.24)          (0.22)        9.57
     9/30/0315                          9.82        0.35                0.14         (0.40)          (0.02)        9.89
     9/30/0215                          9.72        0.42                0.19         (0.41)          (0.10)        9.82
     9/30/0115                          9.14        0.45                0.60         (0.47)              -         9.72
     -----------------
     Intermediate PLUS Bond Portfolio
     -----------------
     BlackRock Class
     10/1/05 through 3/31/0617      $   9.82    $   0.216          $   (0.17)      $   (0.21)        $     -     $   9.65
     9/30/05                           10.01        0.376            (0.17)        (0.38)          (0.01)        9.82
     8/18/041 through 9/30/04          10.00        0.106            (0.04)        (0.05)              -        10.01
     Institutional Class
     10/1/05 through 3/31/0617      $  10.17    $   0.206          $   (0.18)      $   (0.20)        $     -     $   9.99
     9/30/05                           10.06        0.316            (0.13)        (0.06)          (0.01)       10.17
     8/18/041 through 9/30/04          10.00        0.066                  -               -               -        10.06
     Service Class
     10/1/05 through 3/31/0617      $  10.19    $   0.166          $   (0.16)      $   (0.12)        $     -     $  10.07
     9/30/0510                         10.04        0.336            (0.17)              -           (0.01)       10.19
     8/18/041 through 9/30/04          10.00        0.016               0.03               -               -        10.04
     Investor A Class
     10/1/05 through 3/31/0617      $  10.02    $   0.196          $   (0.19)      $   (0.19)        $     -     $   9.83
     9/30/05                           10.06        0.336            (0.17)        (0.19)          (0.01)       10.02
     8/18/041 through 9/30/04          10.00        0.066                  -               -               -        10.06
     Investor B Class
     10/1/05 through 3/31/0617      $  10.01    $   0.156          $   (0.17)      $   (0.15)        $     -     $   9.84
     9/30/05                           10.06        0.236            (0.15)        (0.12)          (0.01)       10.01
     8/18/041 through 9/30/04          10.00        0.066                  -               -               -        10.06
     Investor C Class
     10/1/05 through 3/31/0617      $  10.13    $   0.186          $   (0.20)      $   (0.10)        $     -     $  10.01
     9/30/05                           10.06        0.196            (0.11)              -           (0.01)       10.13
     8/18/041 through 9/30/04          10.00        0.066                  -               -               -        10.06

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      132

                                BLACKROCK FUNDS

                                                                    RATIO OF NET
                                                                     EXPENSES TO
                                       NET                           AVERAGE NET
                                     ASSETS      RATIO OF NET          ASSETS
                                     END OF       EXPENSES TO        (EXCLUDING
               TOTAL                 PERIOD       AVERAGE NET         INTEREST
              RETURN                  (000)         ASSETS            EXPENSE)
================================== ========== ================== ==================
                       0.16%3,7,16   $ 26,062             0.87%2             0.87%2
                     1.203             31,272             0.86               0.86
                     2.333             33,977             0.93               0.93
                     5.923             38,547             0.94               0.94
                     7.323             26,805             1.12               1.07
                    12.583              7,106             1.33               1.06

                     (0.22)%4,7,16   $  9,449             1.64%2             1.64%2
                      0.444            10,594             1.61               1.61
                      1.464            14,106             1.68               1.68
                      5.244            12,850             1.69               1.69
                      6.414             6,291             1.86               1.81
                     11.874             2,933             2.05               1.80
                    (0.22)%4,7,16   $  8,792             1.61%2             1.61%2
                      0.544             9,204             1.61               1.61
                      1.464            14,334             1.67               1.67
                      5.134            13,046             1.68               1.68
                      6.524             3,950             1.85               1.80
                     11.744               885             2.11               1.81
                       0.41%16       $ 29,945             0.40%2             0.40%2
                       1.98            30,133             0.40               0.40
                     0.5716            25,918           0.402,14         0.402,14

                       0.23%16       $    803             0.52%2             0.52%2
                       1.78               826             0.55               0.55
                     0.6016               -18            0.552              0.552
                       0.04%16       $    -18             0.81%2             0.81%2
                       1.58               -18             0.80               0.80
                     0.4016               -18            0.812              0.812

                     (0.01)%3,16    $     45             0.80%2             0.80%2
                      1.603               20              0.80              0.80
                   0.603,16              -18             0.812             0.812
                    (0.18)%4,16    $      2             1.50%2             1.50%2
                      0.814                2             1.55               1.55
                   0.604,16              -18            1.562              1.562

                     (0.19)%4,16    $    -18             1.51%2             1.51%2
                      0.784              -18             1.55               1.55
                   0.604,16              -18            1.562              1.562

                                        RATIO OF NET
  RATIO OF TOTAL                         INVESTMENT
     EXPENSES        RATIO OF NET          INCOME
    TO AVERAGE        INVESTMENT         TO AVERAGE
    NET ASSETS          INCOME           NET ASSETS      PORTFOLIO
    (EXCLUDING      TO AVERAGE NET       (EXCLUDING      TURNOVER
     WAIVERS)          ASSETS13          WAIVERS)13        RATE
================= ================== ================== ==========
           1.19%2             3.59%2            3.27%2         51%
           1.18               3.34              3.02          194
           1.29               3.20              2.83          216
           1.21               4.46              4.19          220
           1.33               5.22              5.01          239
           1.54               5.44              5.24          250

           1.86%2             2.83%2            2.61%2         51%
           1.83               2.59              2.37          194
           1.94               2.45              2.18          216
           1.96               3.67              3.40          220
           2.07               4.45              4.24          239
           2.25               4.67              4.47          250
           1.83%2             2.84%2            2.62%2         51%
           1.83               2.59              2.37          194
           1.93               2.45              2.18          216
           1.95               3.51              3.25          220
           2.06               4.37              4.16          239
           2.31               4.74              4.54          250
           1.00%2             4.33%2            3.73%2         63%
           1.04               3.72              3.08          217
       3.402,14           3.912,14          0.912,14          114

           1.06%2             4.07%2            3.53%2         63%
           1.18               3.63              3.00           217
          3.522              3.762             0.792          114
          20.38%2             3.16%2          (16.41)%2        63%
           1.42               3.37              2.75           217
          3.772              3.502             0.542          114

           1.44%2             3.87%2            3.23%2         63%
         1.52                 3.37              2.65           217
         3.872               3.502             0.442          114
           3.44%2             3.10%2            1.16%2         63%
           2.17               2.62              2.00          217
          4.522              2.752            (0.21)2        114

          12.51%2             3.53%2          (7.47)%2        63%
           2.17               2.62              2.00          217
          4.522              2.752            (0.21)2        114

                    133

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           NET                        NET GAIN                                          NET
                                          ASSET         NET          (LOSS) ON       DISTRIBUTIONS   DISTRIBUTIONS     ASSET
                                          VALUE     INVESTMENT      INVESTMENTS         FROM NET        FROM NET       VALUE
                                        BEGINNING     INCOME       (BOTH REALIZED      INVESTMENT       REALIZED       END OF
                                        OF PERIOD    (LOSS)13    AND UNREALIZED)13      INCOME5          GAINS         PERIOD
                                       =========== ============ =================== =============== =============== ===========
     -----------------
     Core Bond Total Return Portfolio
     -----------------
     BlackRock Class
     10/1/05 through 3/31/0617            $   9.64    $   0.216          $   (0.19)      $   (0.22)      $   (0.05)    $   9.39
     9/30/05                                  9.76        0.406            (0.11)        (0.39)        (0.02)        9.64
     9/30/04                                 10.03        0.406            (0.06)        (0.36)        (0.25)        9.76
     9/30/0315                               10.02        0.45                0.16         (0.55)        (0.05)       10.03
     9/30/0215                                9.98        0.54                0.20         (0.58)        (0.12)       10.02
     9/30/0115                                9.36        0.58                0.62         (0.58)              -         9.98
     Institutional Class
     10/1/05 through 3/31/0617            $   9.62    $   0.206          $   (0.19)      $   (0.21)      $   (0.05)    $   9.37
     9/30/05                                  9.74        0.396            (0.12)        (0.37)        (0.02)        9.62
     9/30/04                                 10.01        0.396            (0.04)        (0.37)        (0.25)        9.74
     9/30/0315                               10.00        0.44                0.16         (0.54)        (0.05)       10.01
     9/30/0215                                9.98        0.53                0.18         (0.57)        (0.12)       10.00
     9/30/0115                                9.36        0.57                0.62         (0.57)              -         9.98
     Service Class
     10/1/05 through 3/31/0617            $   9.62    $   0.196          $   (0.19)      $   (0.20)      $   (0.05)    $   9.37
     9/30/05                                  9.74        0.366            (0.11)        (0.35)        (0.02)        9.62
     9/30/04                                 10.01        0.366            (0.04)        (0.34)        (0.25)        9.74
     9/30/0315                                9.99        0.42                0.16         (0.51)        (0.05)       10.01
     9/30/0215                                9.98        0.52                0.15         (0.54)        (0.12)        9.99
     9/30/0115                                9.36        0.54                0.62         (0.54)              -         9.98
     Investor A Class
     10/1/05 through 3/31/0617            $   9.63    $   0.196          $   (0.19)      $   (0.20)      $   (0.05)    $   9.38
     9/30/05                                  9.75        0.366            (0.11)        (0.35)        (0.02)        9.63
     9/30/04                                 10.01        0.356            (0.02)        (0.34)        (0.25)        9.75
     9/30/0315                               10.00        0.40                0.16         (0.50)        (0.05)       10.01
     9/30/0215                                9.99        0.47                0.18         (0.52)        (0.12)       10.00
     9/30/0115                                9.36        0.53                0.62         (0.52)              -         9.99
     Investor B Class
     10/1/05 through 3/31/0617            $   9.62    $   0.156          $   (0.19)      $   (0.16)      $   (0.05)    $   9.37
     9/30/05                                  9.75        0.296            (0.13)        (0.27)        (0.02)        9.62
     9/30/04                                 10.01        0.286            (0.02)        (0.27)        (0.25)        9.75
     9/30/0315                               10.00        0.33                0.16         (0.43)        (0.05)       10.01
     9/30/0215                                9.98        0.41                0.18         (0.45)        (0.12)       10.00
     9/30/0115                                9.35        0.46                0.62         (0.45)              -         9.98
     Investor C Class
     10/1/05 through 3/31/0617            $   9.63    $   0.156          $   (0.18)      $   (0.17)      $   (0.05)    $   9.38
     9/30/05                                  9.75        0.296            (0.12)        (0.27)        (0.02)        9.63
     9/30/04                                 10.02        0.286            (0.03)        (0.27)        (0.25)        9.75
     9/30/0315                               10.01        0.33                0.16         (0.43)        (0.05)       10.02
     9/30/0215                                9.99        0.42                0.17         (0.45)        (0.12)       10.01
     9/30/0115                                9.35        0.46                0.63         (0.45)              -         9.99
     -----------------
     Core PLUS Total Return Portfolio
     -----------------
     BlackRock Class
     10/1/05 through 3/31/0617            $  10.27    $   0.226          $   (0.19)      $   (0.23)      $   (0.05)    $  10.02
     9/30/05                                 10.34        0.416            (0.08)        (0.40)              -        10.27
     9/30/04                                 10.46        0.386            (0.01)        (0.36)        (0.13)       10.34
     9/30/0315                               10.31        0.42                0.29         (0.50)        (0.06)       10.46
     12/07/011,15 through 9/30/02            10.00        0.40                0.32         (0.41)              -        10.31
     Institutional Class
     10/1/05 through 3/31/0617            $  10.21    $   0.226          $   (0.19)      $   (0.23)      $   (0.05)    $   9.96
     9/30/05                                 10.28        0.476            (0.16)        (0.38)              -        10.21
     9/30/04                                 10.46        0.286               0.02         (0.35)        (0.13)       10.28
     9/30/0315                               10.31        0.40                0.29         (0.48)        (0.06)       10.46
     12/07/011,15 through 9/30/02            10.00        0.24                0.47         (0.40)              -        10.31

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      134

                                BLACKROCK FUNDS

                                                              RATIO OF NET
                                  NET                         EXPENSES TO
                                ASSETS      RATIO OF NET      AVERAGE NET
                                END OF       EXPENSES TO         ASSETS
           TOTAL                PERIOD       AVERAGE NET       (EXCLUDING
           RETURN                (000)         ASSETS      INTEREST EXPENSE)
=========================== ============== ============== ===================
                 0.19%16       $ 1,509,489         0.40%2              0.40%2
                 2.96            1,543,861         0.40                0.40
                 3.83            1,400,826         0.40                0.40
                 6.33            1,035,461         0.40                0.40
                 7.74              763,736         0.46                0.40
                13.21              530,153         0.47                0.40

                 0.12%16       $   657,550         0.51%2              0.51%2
                 2.81              614,700         0.55                0.55
                 3.68              697,687         0.55                0.55
                 6.19              907,864         0.55                0.55
                 7.36              918,935         0.60                0.55
                13.04            1,088,073         0.63                0.55
               (0.01)%16      $   135,524         0.78%2              0.78%2
                 2.54              158,200         0.81                0.81
                 3.38              152,085         0.84                0.84
                 5.98              139,499         0.85                0.85
                 6.94              115,774         0.91                0.85
                12.71              112,748         0.91                0.85

                (0.02)%3,16    $   229,189         0.81%2              0.81%2
                2.543              214,196         0.81                0.81
                3.443              132,561         0.88                0.88
                5.813              113,190         0.90                0.90
                6.753               90,460         1.08                1.02
               12.633               22,123         1.07                1.02
               (0.41)%4,16    $    43,359         1.59%2              1.59%2
                1.674               49,389         1.56                1.56
                2.664               56,758         1.63                1.63
                5.034               70,550         1.65                1.65
                6.064               56,047         1.83                1.76
               11.694               36,314         1.81                1.75

                (0.40)%4,16    $    65,999         1.58%2              1.58%2
                1.774               73,954         1.56                1.56
                2.564               85,717         1.62                1.62
                5.024               81,478         1.65                1.65
                6.064               47,326         1.82                1.76
               11.804               21,678         1.79                1.75
                 0.29%16       $   344,951         0.40%2              0.40%2
                 3.21              326,033         0.40                0.40
                 3.65              285,096         0.40                0.40
                 7.00              224,248         0.40                0.40
               7.3716               95,503        0.322               0.322

                 0.23%16       $     3,910         0.46%2              0.46%2
                 3.08                  -18         0.55                0.55
                 2.91                  -18         0.55                0.55
                 6.84                  -18         0.55                0.55
               7.2116                  -18        0.522               0.522

                                   RATIO OF NET
 RATIO OF TOTAL                     INVESTMENT
    EXPENSES       RATIO OF NET       INCOME
   TO AVERAGE       INVESTMENT      TO AVERAGE
   NET ASSETS         INCOME        NET ASSETS   PORTFOLIO
   (EXCLUDING     TO AVERAGE NET    (EXCLUDING   TURNOVER
    WAIVERS)         ASSETS13       WAIVERS)13     RATE
================ ================ ============= ==========
          0.63%2           4.40%2        4.17%2       131%
          0.64             4.13          3.89         351
          0.63             4.13          3.89         360
          0.65             4.52          4.28        6598
          0.79             5.48          5.14         359
          0.72             6.04          5.80         304

          0.73%2           4.29%2        4.07%2       131%
          0.77             4.00          3.78         351
          0.76             3.97          3.76         360
          0.78             4.44          4.21        6598
          0.82             5.36          5.14         359
          0.85             5.91          5.68         304
          0.99%2           4.02%2        3.81%2       131%
         1.03              3.73          3.51         351
         1.05              3.69          3.48         360
         1.08              4.09          3.86        6598
         1.13              5.07          4.85         359
         1.13              5.56          5.34         304

          1.13%2           3.98%2        3.66%2       131%
          1.13             3.72          3.40         351
          1.23             3.65          3.30         360
          1.25             4.01          3.66        6598
          1.30             4.89          4.67         359
          1.28             5.34          5.13         304
          1.80%2           3.22%2        3.01%2       131%
          1.78             2.97          2.75         351
          1.88             2.88          2.63         360
          2.00             3.26          2.91        6598
          2.04             4.14          3.92         359
          2.02             4.62          4.41         304

          1.79%2           3.23%2        3.02%2       131%
          1.78             2.93          2.71         351
          1.87             2.89          2.64         360
          2.00             3.22          2.87        6598
          2.04             4.14          3.92         359
          2.00             4.57          4.36         304
          0.71%2           4.39%2        4.08%2       121%
          0.72             3.98          3.66         358
          0.71             3.68          3.37         412
          0.75             3.61          3.26      1,0219
         0.722            3.942         3.542        330

          0.71%2           4.49%2        4.24%2       121%
          0.83             3.83          3.55         358
          0.82             3.53          3.26         412
          0.90             3.47          3.12      1,0219
         0.932            3.802         3.382        330

                    135

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        NET                        NET GAIN
                                       ASSET         NET          (LOSS) ON
                                       VALUE     INVESTMENT      INVESTMENTS
                                     BEGINNING     INCOME       (BOTH REALIZED
                                     OF PERIOD    (LOSS)13    AND UNREALIZED)13
                                    =========== ============ ===================
     ------------------------
     Core PLUS Total Return Portfolio (Continued)
     ------------------------
     Service Class
     10/1/05 through 3/31/0617        $   10.33    $   0.206          $   (0.19)
     9/30/05                              10.40        0.386            (0.09)
     9/30/04                              10.46        0.386               0.01
     9/30/0315                            10.31        0.37                0.29
     12/07/011,15 through 9/30/02         10.00        0.23                0.48
     Investor A Class
     10/1/05 through 3/31/0617        $   10.28    $   0.206          $   (0.20)
     9/30/05                              10.35        0.366            (0.07)
     9/30/04                              10.46        0.336                  -
     9/30/0315                            10.31        0.37                0.29
     12/07/011,15 through 9/30/02         10.00        0.08                0.59
     Investor B Class
     10/1/05 through 3/31/0617        $   10.27    $   0.166          $   (0.19)
     9/30/05                              10.34        0.296            (0.08)
     9/30/04                              10.46        0.256                  -
     9/30/0315                            10.31        0.29                0.29
     12/07/011,15 through 9/30/02         10.00        0.43                0.21
     Investor C Class
     10/1/05 through 3/31/0617        $   10.26    $   0.166          $   (0.19)
     9/30/05                              10.33        0.286            (0.07)
     9/30/04                              10.46        0.276            (0.03)
     9/30/0315                            10.31        0.29                0.29
     12/07/011,15 through 9/30/02         10.00        0.43                0.21
     ---------------
     Government Income Portfolio
     ---------------
     BlackRock Class
     10/1/05 through 3/31/0617        $   10.91    $   0.246          $   (0.28)
     9/30/05                              11.18        0.486            (0.21)
     9/30/04                              11.34        0.476            (0.05)
     2/10/031,15 through 9/30/03          11.27        0.606            (0.19)
     Service Class
     10/1/05 through 3/31/0617        $   10.90    $   0.226          $   (0.29)
     10/27/041 through 09/30/05           11.21        0.406            (0.24)
     Investor A Class
     10/1/05 through 3/31/0617        $   10.91    $   0.226          $   (0.30)
     9/30/05                              11.18        0.436            (0.21)
     9/30/04                              11.33        0.406            (0.03)
     9/30/0315                            11.40        0.346               0.14
     9/30/0215                            10.99        0.456               0.74
     9/30/0115                            10.03        0.56                0.94
     Investor B Class
     10/1/05 through 3/31/0617        $   10.91    $   0.186          $   (0.30)
     9/30/05                              11.18        0.356            (0.21)
     9/30/04                              11.33        0.316            (0.03)
     9/30/0315                            11.40        0.306               0.10
     9/30/0215                            10.98        0.396               0.73
     9/30/0115                            10.03        0.48                0.93
     Investor C Class
     10/1/05 through 3/31/0617        $   10.89    $   0.186          $   (0.29)
     9/30/05                              11.16        0.356            (0.21)
     9/30/04                              11.31        0.316            (0.03)
     9/30/0315                            11.38        0.306               0.10
     9/30/0215                            10.97        0.366               0.75
     9/30/0115                            10.02        0.47                0.94

                                                                                         NET
                                     DISTRIBUTIONS                   DISTRIBUTIONS      ASSET
                                        FROM NET     DISTRIBUTIONS      FROM NET        VALUE
                                       INVESTMENT         FROM          REALIZED       END OF
                                        INCOME5         CAPITAL          GAINS         PERIOD
                                    =============== =============== =============== ============
     ------------------------
     Core PLUS Total Return
Portfolio (Continued)
     ------------------------
     Service Class
     10/1/05 through 3/31/0617           $   (0.21)       $      -       $   (0.05)    $   10.08
     9/30/05                               (0.36)              -               -         10.33
     9/30/04                               (0.32)              -         (0.13)        10.40
     9/30/0315                             (0.45)              -         (0.06)        10.46
     12/07/011,15 through 9/30/02          (0.40)              -               -         10.31
     Investor A Class
     10/1/05 through 3/31/0617           $   (0.21)       $      -       $   (0.05)    $   10.02
     9/30/05                               (0.36)              -               -         10.28
     9/30/04                               (0.31)              -         (0.13)        10.35
     9/30/0315                             (0.45)              -         (0.06)        10.46
     12/07/011,15 through 9/30/02          (0.36)              -               -         10.31
     Investor B Class
     10/1/05 through 3/31/0617           $   (0.17)       $      -       $   (0.05)    $   10.02
     9/30/05                               (0.28)              -               -         10.27
     9/30/04                               (0.24)              -         (0.13)        10.34
     9/30/0315                             (0.37)              -         (0.06)        10.46
     12/07/011,15 through 9/30/02          (0.33)              -               -         10.31
     Investor C Class
     10/1/05 through 3/31/0617           $   (0.17)       $      -       $   (0.05)    $   10.01
     9/30/05                               (0.28)              -               -         10.26
     9/30/04                               (0.24)              -         (0.13)        10.33
     9/30/0315                             (0.37)              -         (0.06)        10.46
     12/07/011,15 through 9/30/02          (0.33)              -               -         10.31
     ---------------
     Government Income Portfolio
     ---------------
     BlackRock Class
     10/1/05 through 3/31/0617           $   (0.24)       $      -       $       -     $   10.63
     9/30/05                               (0.52)          (0.02)              -         10.91
     9/30/04                               (0.42)              -         (0.16)        11.18
     2/10/031,15 through 9/30/03           (0.34)              -               -         11.34
     Service Class
     10/1/05 through 3/31/0617           $   (0.21)       $      -       $       -     $   10.62
     10/27/041 through 09/30/05            (0.45)          (0.02)              -         10.90
     Investor A Class
     10/1/05 through 3/31/0617           $   (0.21)       $      -       $       -     $   10.62
     9/30/05                               (0.47)          (0.02)              -         10.91
     9/30/04                               (0.36)              -         (0.16)        11.18
     9/30/0315                             (0.46)              -         (0.09)        11.33
     9/30/0215                             (0.51)              -         (0.27)        11.40
     9/30/0115                             (0.54)              -               -         10.99
     Investor B Class
     10/1/05 through 3/31/0617           $   (0.17)       $      -       $       -     $   10.62
     9/30/05                               (0.39)          (0.02)              -         10.91
     9/30/04                               (0.27)              -         (0.16)        11.18
     9/30/0315                             (0.38)              -         (0.09)        11.33
     9/30/0215                             (0.43)              -         (0.27)        11.40
     9/30/0115                             (0.46)              -               -         10.98
     Investor C Class
     10/1/05 through 3/31/0617           $   (0.17)       $      -       $       -     $   10.61
     9/30/05                               (0.39)          (0.02)              -         10.89
     9/30/04                               (0.27)              -         (0.16)        11.16
     9/30/0315                             (0.38)              -         (0.09)        11.31
     9/30/0215                             (0.43)              -         (0.27)        11.38
     9/30/0115                             (0.46)              -               -         10.97

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      136

                                BLACKROCK FUNDS

                                                            RATIO OF NET
                                 NET                        EXPENSES TO
                               ASSETS     RATIO OF NET      AVERAGE NET
                               END OF      EXPENSES TO         ASSETS
           TOTAL               PERIOD      AVERAGE NET       (EXCLUDING
           RETURN               (000)        ASSETS      INTEREST EXPENSE)
=========================== ============ ============== ===================

                  0.08%16      $     -18         0.85%2             0.85%2
                  2.77               -18         0.80               0.80
                  3.78                29         0.78               0.78
                  6.53               -18         0.85               0.85
                7.2216               -18        0.822              0.822

                (0.02)%3,16    $     103         0.85%2             0.85%2
                 2.793                88         0.80               0.80
                 3.253                 9         0.86               0.86
                 6.473                 8         0.90               0.90
              6.883,16                 2        0.992              0.992

               (0.30)%4,16    $     139         1.59%2             1.59%2
                 2.024               137         1.56               1.56
                 2.384               103         1.63               1.63
                 5.684                80         1.65               1.65
              6.464,16               -18        1.742              1.742

                (0.30)%4,16    $      74         1.59%2             1.59%2
                 2.024                53         1.55               1.56
                 2.284               -18         1.63               1.63
                 5.684               -18         1.65               1.65
              6.464,16               -18        1.742              1.742
               (0.42)%16      $   9,123         0.45%2             0.45%2
                  2.43             9,164         0.45               0.45
                  3.85            10,899         0.44               0.44
                3.6816                 3        0.292              0.292

                (0.62)%16      $ 237,135         0.84%2             0.84%2
                1.4616           212,963        0.852              0.852

                (0.72)%3,16    $ 279,420         0.87%2             0.87%2
                 2.013           247,380         0.86               0.86
                 3.343           126,332         0.98               0.98
                 4.343            86,559         1.07               1.07
                11.473            42,845         1.11               1.07
                15.363            12,040         1.31               1.06

                (1.10)%4,16    $  36,311         1.66%2             1.66%2
                 1.254            42,479         1.61               1.61
                 2.574            44,786         1.73               1.73
                 3.564            53,897         1.82               1.82
                10.744            48,240         1.87               1.82
                14.414            29,936         2.10               1.82

                (1.00)%4,16    $  32,494         1.62%2             1.62%2
                 1.254            31,840         1.61               1.61
                 2.574            26,036         1.73               1.73
                 3.564            29,537         1.82               1.82
                10.664            18,378         1.84               1.81
                14.424             3,589         2.04               1.80

                                    RATIO OF NET
 RATIO OF TOTAL                      INVESTMENT
    EXPENSES       RATIO OF NET        INCOME
   TO AVERAGE       INVESTMENT       TO AVERAGE
   NET ASSETS         INCOME         NET ASSETS    PORTFOLIO
   (EXCLUDING     TO AVERAGE NET     (EXCLUDING    TURNOVER
    WAIVERS)         ASSETS13        WAIVERS)13      RATE
================ ================ =============== ==========

         13.87%2           3.91%2      (9.11)%2         121%
          1.08             3.57         3.29            358
          1.07             3.74         3.45            412
          1.20             3.17         2.82         1,0219
         1.232            3.502        3.082           330

          1.28%2           3.97%2       3.54%2          121%
          1.19             3.56         3.17            358
          1.28             3.21         2.79            412
          1.25             3.12         2.77         1,0219
         1.402            3.332        2.912           330

          1.90%2           3.20%2       2.89%2          121%
          1.84             2.84         2.56            358
          1.97             2.46         2.12            412
          2.00             2.36         2.01         1,0219
         2.152            2.582        2.162           330

          1.87%2           3.18%2       2.90%2          121%
          1.84             2.78         2.49            358
          1.97             2.46         2.12            412
          2.00             2.37         2.02         1,0219
         2.152            2.582        2.162           330
          0.74%2           4.52%2       4.23%2          305%
          0.77             4.35         4.03            662
          0.78             4.25         3.92            345
         0.472            2.952        2.762       1,98110

          1.09%2           4.13%2       3.88%2          305%
         1.152            3.952        3.652           662

          1.22%2           4.10%2       3.75%2          305%
          1.26             3.92         3.52            662
          1.38             3.63         3.23            345
          1.34             3.05         2.78        1,98110
          1.41             4.26         3.97            615
          1.60             5.25         4.96            849

          1.91%2           3.32%2       3.07%2          305%
         1.90              3.20          2.91           662
         2.03              2.81          2.51           345
         2.09              2.62          2.35       1,98110
         2.17              3.69          3.40           615
         2.39              4.62          4.33           849

          1.87%2           3.36%2       3.11%2          305%
          1.90             3.19         2.90            662
          2.03             2.81         2.51            345
          2.09             2.61         2.34        1,98110
          2.13             3.42         3.13            615
          2.33             4.50         4.21            849

                    137

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        NET                        NET GAIN                                          NET
                                       ASSET                      (LOSS) ON       DISTRIBUTIONS   DISTRIBUTIONS     ASSET
                                       VALUE         NET         INVESTMENTS         FROM NET        FROM NET       VALUE
                                     BEGINNING   INVESTMENT     (BOTH REALIZED      INVESTMENT       REALIZED       END OF
                                     OF PERIOD    INCOME13    AND UNREALIZED)13      INCOME5          GAINS         PERIOD
                                    =========== ============ =================== =============== =============== ===========
     -----------------
     Inflation Protected Bond Portfolio
     -----------------
     BlackRock Class
     10/1/05 through 3/31/0617        $   10.35   $  0.246            $   (0.31)      $   (0.40)      $   (0.13)    $   9.75
     9/30/05                              10.38      0.416                 0.19         (0.53)        (0.10)       10.35
     6/28/041 through 9/30/04             10.00      0.126                 0.38         (0.12)              -        10.38
     Institutional Class
     10/1/05 through 3/31/0617        $   10.54   $  0.186            $   (0.27)      $   (0.39)      $   (0.13)    $   9.93
     9/30/05                              10.54      0.426                 0.18         (0.50)        (0.10)       10.54
     6/28/041 through 9/30/04             10.00      0.166                 0.38               -               -        10.54
     Service Class
     10/1/05 through 3/31/0617        $   10.56   $  0.186            $   (0.29)      $   (0.38)      $   (0.13)    $   9.94
     9/30/05                              10.39      0.436                 0.14         (0.30)        (0.10)       10.56
     6/28/041 through 9/30/04             10.00     (0.02)6               0.41               -               -        10.39
     Investor A Class
     10/1/05 through 3/31/0617        $   10.47   $  0.226            $   (0.32)      $   (0.38)      $   (0.13)    $   9.86
     9/30/05                              10.50      0.426                 0.13         (0.48)        (0.10)       10.47
     6/28/041 through 9/30/04             10.00      0.016                 0.51         (0.02)              -        10.50
     Investor B Class
     10/1/05 through 3/31/0617        $   10.48   $  0.166            $   (0.28)      $   (0.35)      $   (0.13)    $   9.88
     9/30/05                              10.51      0.386                 0.09         (0.40)        (0.10)       10.48
     6/28/041 through 9/30/04             10.00     (0.01)6               0.53         (0.01)              -        10.51
     Investor C Class
     10/1/05 through 3/31/0617        $   10.53   $  0.176            $   (0.30)      $   (0.35)      $   (0.13)    $   9.92
     9/30/05                              10.55      0.366                 0.12         (0.40)        (0.10)       10.53
     6/28/041 through 9/30/04             10.00     (0.01)6               0.56               -               -        10.55
     --------
     GNMA Portfolio
     --------
     BlackRock Class
     10/1/05 through 3/31/0617        $    9.69   $  0.226            $   (0.12)      $   (0.29)      $       -     $   9.50
     9/30/05                               9.87      0.446              (0.20)        (0.42)              -         9.69
     9/30/04                              10.02      0.486              (0.14)        (0.49)              -         9.87
     12/19/021,15 through 9/30/03         10.27      0.41               (0.18)        (0.48)              -        10.02
     Institutional Class
     10/1/05 through 3/31/0617        $    9.70   $  0.216            $   (0.11)      $   (0.29)      $       -     $   9.51
     9/30/05                               9.88      0.436              (0.21)        (0.40)              -         9.70
     9/30/04                              10.02      0.476              (0.09)        (0.52)              -         9.88
     9/30/0315                            10.23      0.48               (0.08)        (0.61)              -        10.02
     9/30/0215                            10.28      0.61                  0.18         (0.63)        (0.21)       10.23
     9/30/0115                             9.70      0.63                  0.58         (0.63)              -        10.28
     Service Class
     10/1/05 through 3/31/0617        $    9.69   $  0.206            $   (0.12)      $   (0.27)      $       -     $   9.50
     9/30/05                               9.87      0.396              (0.19)        (0.38)              -         9.69
     9/30/04                              10.01      0.446              (0.08)        (0.50)              -         9.87
     9/30/0315                            10.23      0.50               (0.14)        (0.58)              -        10.01
     9/30/0215                            10.29      0.56                  0.19         (0.60)        (0.21)       10.23
     9/30/0115                             9.72      0.60                  0.57         (0.60)              -        10.29
     Investor A Class
     10/1/05 through 3/31/0617        $    9.74   $  0.206            $   (0.12)      $   (0.27)      $       -     $   9.55
     9/30/05                               9.92      0.416              (0.21)        (0.38)              -         9.74
     9/30/04                              10.06      0.436              (0.09)        (0.48)              -         9.92
     9/30/0315                            10.27      0.46               (0.11)        (0.56)              -        10.06
     9/30/0215                            10.32      0.54                  0.20         (0.58)        (0.21)       10.27
     9/30/0115                             9.71      0.58                  0.61         (0.58)              -        10.32

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      138

                                BLACKROCK FUNDS

                                                               RATIO OF NET
                                                                EXPENSES TO
                                 NET                            AVERAGE NET
                                ASSETS      RATIO OF NET          ASSETS
                                END OF       EXPENSES TO        (EXCLUDING
            TOTAL               PERIOD       AVERAGE NET         INTEREST
           RETURN               (000)          ASSETS            EXPENSE)
============================ =========== ================== ==================

               (0.71)%16     $  19,886             0.30%2             0.30%2
                  5.91            22,975             0.30               0.30
                5.0516            20,763         0.302,14           0.302,14

                 (0.84)%16     $  13,943             0.37%2             0.37%2
                  5.90             5,788             0.40               0.40
                5.4016               -18            0.402              0.402

               (1.12)%16     $       3             0.71%2             0.71%2
                  5.52                 2             0.69               0.69
                3.9016               -18            0.712              0.712

                 (1.00)%3,16   $   4,058             0.70%2             0.70%2
                 5.423             3,994             0.69               0.69
              5.213,16                93            0.712              0.712
               (1.26)%4,16   $   2,630             1.43%2             1.43%2
                 4.624             2,045             1.44               1.44
              5.214,16                61            1.442              1.442

                 (1.34)%4,16   $   4,020             1.41%2             1.41%2
                 4.704             3,749             1.42               1.42
              5.514,16                 6            1.442              1.442
                  1.05%16      $  11,314             0.45%2             0.45%2
                  2.44            10,915             0.45               0.45
                  4.02            10,659             0.50               0.45
                2.3316            59,935            0.352              0.352

                  0.99%16      $ 108,889             0.56%2             0.56%2
                  2.28           121,571             0.61               0.60
                  3.97           151,558             0.66               0.60
                  4.00           172,358             0.64               0.60
                  8.03           183,328             0.95               0.60
                 12.84           117,528             1.34               0.60
                  0.85%16      $   8,151             0.83%2             0.83%2
                  2.02             8,129             0.86               0.86
                  3.67             2,271             0.94               0.89
                  3.58             1,554             0.93               0.90
                  7.61             1,069             1.14               0.90
                 12.38               224             1.59               0.90

                  0.84%3,16    $  14,121             0.86%2             0.86%2
                 2.013            15,288             0.86               0.86
                 3.503            18,080             1.05               0.99
                 3.503            18,978             1.11               1.07
                 7.503            13,620             1.36               1.07
                12.743             3,672             1.81               1.07

                                         RATIO OF NET
  RATIO OF TOTAL                          INVESTMENT
     EXPENSES         RATIO OF NET          INCOME
    TO AVERAGE         INVESTMENT         TO AVERAGE
    NET ASSETS           INCOME           NET ASSETS      PORTFOLIO
    (EXCLUDING       TO AVERAGE NET       (EXCLUDING      TURNOVER
     WAIVERS)           ASSETS13          WAIVERS)13        RATE
================== ================== ================== ==========

            0.93%2             4.85%2             4.22%2       114%
            0.97               4.01               3.34         419
        2.612,14           4.292,14           1.982,14         96

            0.95%2             3.56%2             2.98%2       114%
            1.06               4.00               3.34         419
           2.732              4.192              1.862         96

            3.63%2             3.61%2             0.69%2       114%
            1.29               3.71               3.11         419
           2.982              3.882              1.612          96

            1.39%2             4.27%2             3.58%2       114%
            1.39               4.06               3.36         419
           3.082              3.882              1.512          96
            2.01%2             3.16%2             2.58%2       114%
            2.07               3.65               3.02         419
           3.732              3.152              0.862          96

            1.99%2             3.32%2             2.74%2       114%
            2.04               3.46               2.84         419
           3.732              3.152              0.862          96
            0.84%2             4.53%2             4.14%2       187%
            0.85               4.53               4.13         521
            0.83               4.85               4.51         228
           0.612              3.322              3.052     1,36511

            0.92%2             4.41%2             4.05%2       187%
            0.97               4.40               4.04         521
            0.97               4.74               4.43         228
            0.95               4.89               4.58     1,36511
            1.24               5.99               5.70         401
            1.66               6.30               5.97         773
            1.18%2             4.15%2             3.80%2      187%
            1.23               3.97               3.60         521
            1.25               4.45               4.13         228
            1.25               4.70               4.39     1,36511
            1.44               5.37               5.07         401
            1.92               5.97               5.65         773

            1.31%2             4.10%2             3.65%2       187%
            1.32               4.13               3.67         521
            1.46               4.34               3.93         228
            1.42               4.27               3.96     1,36511
            1.65               5.18               4.89         401
            2.13               5.77               5.45         773

                    139

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     NET                        NET GAIN                                          NET
                                    ASSET                      (LOSS) ON       DISTRIBUTIONS   DISTRIBUTIONS     ASSET
                                    VALUE         NET         INVESTMENTS         FROM NET        FROM NET       VALUE
                                  BEGINNING   INVESTMENT     (BOTH REALIZED      INVESTMENT       REALIZED       END OF
                                  OF PERIOD    INCOME13    AND UNREALIZED)13      INCOME5          GAINS         PERIOD
                                 =========== ============ =================== =============== =============== ===========
     ---------------
     GNMA Portfolio (Continued)
     ---------------
     Investor B Class
     10/1/05 through 3/31/0617      $   9.71    $   0.166          $   (0.11)      $   (0.24)       $      -     $   9.52
     9/30/05                            9.89        0.336            (0.21)        (0.30)              -         9.71
     9/30/04                           10.03        0.366            (0.09)        (0.41)              -         9.89
     9/30/0315                         10.24        0.38             (0.11)        (0.48)              -        10.03
     9/30/0215                         10.29        0.47                0.19         (0.50)        (0.21)       10.24
     9/30/0115                          9.71        0.51                0.58         (0.51)              -        10.29
     Investor C Class
     10/1/05 through 3/31/0617      $   9.70    $   0.166          $   (0.11)      $   (0.24)       $      -     $   9.51
     9/30/05                            9.88        0.346            (0.22)        (0.30)              -         9.70
     9/30/04                           10.01        0.366            (0.08)        (0.41)              -         9.88
     9/30/0315                         10.23        0.38             (0.12)        (0.48)              -        10.01
     9/30/0215                         10.27        0.45                0.22         (0.50)        (0.21)       10.23
     9/30/0115                          9.68        0.51                0.59         (0.51)              -        10.27
     -------------
     Managed Income Portfolio
     -------------
     Institutional Class
     10/1/05 through 3/31/0617      $  10.20    $   0.226          $   (0.22)      $   (0.25)      $   (0.05)    $   9.90
     9/30/05                           10.41        0.466            (0.18)        (0.45)        (0.04)       10.20
     9/30/04                           10.80        0.476            (0.10)        (0.48)        (0.28)       10.41
     9/30/0315                         10.71        0.55                0.17         (0.63)              -        10.80
     9/30/0215                         10.60        0.60                0.10         (0.59)              -        10.71
     9/30/0115                          9.92        0.61                0.68         (0.61)              -        10.60
     Service Class
     10/1/05 through 3/31/0617      $  10.20    $   0.206          $   (0.22)      $   (0.23)      $   (0.05)    $   9.90
     9/30/05                           10.41        0.436            (0.18)        (0.42)        (0.04)       10.20
     9/30/04                           10.80        0.446            (0.10)        (0.45)        (0.28)       10.41
     9/30/0315                         10.71        0.54                0.15         (0.60)              -        10.80
     9/30/0215                         10.60        0.57                0.10         (0.56)              -        10.71
     9/30/0115                          9.92        0.58                0.68         (0.58)              -        10.60
     Investor A Class
     10/1/05 through 3/31/0617      $  10.21    $   0.206          $   (0.23)      $   (0.23)      $   (0.05)    $   9.90
     9/30/05                           10.41        0.426            (0.17)        (0.41)        (0.04)       10.21
     9/30/04                           10.80        0.426            (0.10)        (0.43)        (0.28)       10.41
     9/30/0315                         10.71        0.49                0.18         (0.58)              -        10.80
     9/30/0215                         10.60        0.53                0.12         (0.54)              -        10.71
     9/30/0115                          9.92        0.56                0.68         (0.56)              -        10.60
     Investor B Class
     10/1/05 through 3/31/0617      $  10.21    $   0.166          $   (0.23)      $   (0.19)      $   (0.05)    $   9.90
     9/30/05                           10.41        0.356            (0.17)        (0.34)        (0.04)       10.21
     9/30/04                           10.80        0.356            (0.11)        (0.35)        (0.28)       10.41
     9/30/0315                         10.71        0.41                0.18         (0.50)              -        10.80
     9/30/0215                         10.60        0.46                0.11         (0.46)              -        10.71
     9/30/0115                          9.92        0.49                0.68         (0.49)              -        10.60
     Investor C Class
     10/1/05 through 3/31/0617      $  10.18    $   0.166          $   (0.22)      $   (0.19)      $   (0.05)    $   9.88
     9/30/05                           10.38        0.346            (0.16)        (0.34)        (0.04)       10.18
     9/30/04                           10.78        0.356            (0.12)        (0.35)        (0.28)       10.38
     9/30/0315                         10.68        0.41                0.19         (0.50)              -        10.78
     9/30/0215                         10.57        0.46                0.11         (0.46)              -        10.68
     9/30/0115                          9.91        0.49                0.66         (0.49)              -        10.57

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      140

                                BLACKROCK FUNDS

                                                         RATIO OF NET                                    RATIO OF NET
                                                         EXPENSES TO   RATIO OF TOTAL                     INVESTMENT
                                 NET                     AVERAGE NET      EXPENSES       RATIO OF NET       INCOME
                               ASSETS     RATIO OF NET      ASSETS       TO AVERAGE       INVESTMENT      TO AVERAGE
                               END OF      EXPENSES TO    (EXCLUDING     NET ASSETS         INCOME        NET ASSETS    PORTFOLIO
           TOTAL               PERIOD      AVERAGE NET     INTEREST      (EXCLUDING     TO AVERAGE NET    (EXCLUDING    TURNOVER
           RETURN               (000)        ASSETS        EXPENSE)       WAIVERS)         ASSETS13       WAIVERS)13      RATE
=========================== ============ ============== ============= ================ ================ ============== ==========
             0.46%4,16        $   16,856         1.63%2        1.63%2           1.98%2           3.35%2         3.00%2       187%
          1.254                   19,792         1.62          1.61             1.97             3.40           3.05         521
          2.744                   25,439         1.80          1.74             2.11             3.62           3.31         228
          2.744                   32,486         1.85          1.82             2.16             3.56           3.25     1,36511
          6.724                   23,928         2.07          1.80             2.36             4.44           4.15         401
         11.484                    4,936         2.53          1.77             2.83             4.67           4.36         773

             0.46%4,16        $   22,022         1.63%2        1.63%2           1.99%2           3.37%2         3.01%2       187%
          1.264                   26,691         1.62          1.61             1.98             3.44           3.08         521
          2.854                   39,542         1.80          1.74             2.11             3.62           3.31         228
          2.644                   51,109         1.85          1.82             2.16             3.55           3.24     1,36511
          6.844                   36,220         1.94          1.79             2.23             4.13           3.84         401
         11.624                    1,225         2.48          1.75             2.79             4.54           4.23         773
           (0.01)%16         $  554,439         0.65%2        0.65%2           0.79%2           4.37%2         4.23%2       115%
          2.76                   587,061         0.65          0.65             0.83             4.45           4.27         252
          3.60                   644,083         0.65          0.65             0.81             4.50           4.34         284
          6.91                   810,452         0.65          0.65             0.82             5.06           4.89       61312
          6.82                   924,211         0.75          0.65             0.90             5.63           5.50         290
         13.39                 1,042,238         1.07          0.65             1.19             5.99           5.87         262

            (0.16)%16         $   99,777         0.95%2        0.95%2           1.04%2           4.06%2         3.97%2       115%
          2.45                    81,337         0.95          0.95             1.08             4.13           4.00         252
          3.29                    80,253         0.95          0.95             1.11             4.21           4.05         284
          6.58                    92,336         0.95          0.95             1.13             4.74           4.56       61312
          6.50                   137,084         1.06          0.95             1.19             5.30           5.17         290
         13.05                   238,117         1.37          0.95             1.48             5.69           5.57         262
           (0.30)%3,16       $   25,091         1.03%2        1.03%2           1.16%2           3.99%2         3.86%2       115%
          2.453                   29,462         1.05          1.05             1.18             4.06           3.93         252
          3.133                   35,462         1.10          1.10             1.30             4.06           3.86         284
          6.413                   49,870         1.12          1.12             1.30             4.57           4.40       61312
          6.323                   52,794         1.12          1.12             1.38             5.14           5.00         290
         12.863                   20,196         1.13          1.13             1.61             5.47           5.35         262

            (0.69)%4,16       $    5,394         1.82%2        1.82%2           1.87%2           3.21%2         3.16%2       115%
          1.694                    6,625         1.80          1.80             1.84             3.34           3.30         252
          2.364                    9,136         1.85          1.85             1.95             3.31           3.21         284
          5.614                   10,425         1.87          1.87             2.05             3.80           3.63       61312
          5.534                    9,582         1.99          1.87             2.11             4.43           4.30         290
         12.034                    7,981         2.21          1.87             2.33             4.71           4.60         262
           (0.58)%4,16       $    1,161         1.79%2        1.79%2           1.82%2           3.25%2         3.22%2       115%
          1.694                    1,187         1.79          1.79             1.83             3.27           3.23         252
          2.264                      870         1.84          1.84             1.95             3.34           3.24         284
          5.734                      763         1.87          1.87             2.05             3.77           3.60       61312
          5.544                      554         2.00          1.87             2.14             4.44           4.30         290
         11.844                      345         2.03          1.86             2.14             4.60           4.49         262

                    141

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     NET                        NET GAIN
                                    ASSET                      (LOSS) ON
                                    VALUE         NET         INVESTMENTS
                                  BEGINNING   INVESTMENT     (BOTH REALIZED
                                  OF PERIOD    INCOME13    AND UNREALIZED)13
                                 =========== ============ ===================
     --------------
     International Bond Portfolio
     --------------
     BlackRock Class
     10/1/05 through 3/31/0617     $   11.13    $   0.166          $   (0.44)
     9/30/05                           11.41        0.306               0.03
     5/18/041 through 9/30/04          10.96        0.116               0.51
     Institutional Class
     10/1/05 through 3/31/0617     $   11.13    $   0.156          $   (0.43)
     9/30/05                           11.41        0.286               0.03
     9/30/04                           11.07        0.286               0.51
     9/30/0315                         10.54        0.296               0.81
     9/30/0215                         10.53        0.426               0.17
     9/30/0115                         10.69        0.55                0.68
     Service Class
     10/1/05 through 3/31/0617     $   11.14    $   0.146          $   (0.44)
     9/30/05                           11.42        0.266               0.02
     9/30/04                           11.08        0.256               0.50
     9/30/0315                         10.54        0.266               0.81
     9/30/0215                         10.53        0.376               0.19
     9/30/0115                         10.69        0.50                0.70
     Investor A Class
     10/1/05 through 3/31/0617     $   11.14    $   0.146          $   (0.44)
     9/30/05                           11.42        0.256               0.03
     9/30/04                           11.07        0.236               0.52
     9/30/0315                         10.54        0.246               0.81
     9/30/0215                         10.53        0.356               0.19
     9/30/0115                         10.69        0.47                0.71
     Investor B Class
     10/1/05 through 3/31/0617     $   11.14    $   0.096          $   (0.43)
     9/30/05                           11.42        0.176               0.02
     9/30/04                           11.07        0.156               0.51
     9/30/0315                         10.54        0.166               0.81
     9/30/0215                         10.53        0.276               0.19
     9/30/0115                         10.69        0.39                0.71
     Investor C Class
     10/1/05 through 3/31/0617     $   11.17    $   0.106          $   (0.44)
     9/30/05                           11.45        0.176               0.02
     9/30/04                           11.10        0.156               0.51
     9/30/0315                         10.56        0.156               0.83
     9/30/0215                         10.55        0.276               0.19
     9/30/0115                         10.69        0.39                0.73
     -------------
     High Yield Bond Portfolio
     -------------
     BlackRock Class
     10/1/05 through 3/31/0617     $    8.09    $   0.306          $   (0.03)
     9/30/05                            8.14        0.646               0.05
     9/30/04                            7.74        0.626               0.37
     9/30/0315                          6.75        0.71                1.03
     9/30/0215                          7.39        0.85             (0.66)
     9/30/0115                          8.92        0.99             (1.45)

                                                                                      NET
                                  DISTRIBUTIONS                   DISTRIBUTIONS      ASSET
                                     FROM NET     DISTRIBUTIONS      FROM NET        VALUE
                                    INVESTMENT         FROM          REALIZED       END OF
                                     INCOME5         CAPITAL          GAINS         PERIOD
                                 =============== =============== =============== ============
     --------------
     International Bond
Portfolio
     --------------
     BlackRock Class
     10/1/05 through 3/31/0617        $   (0.17)       $      -        $      -     $   10.68
     9/30/05                            (0.60)              -         (0.01)        11.13
     5/18/041 through 9/30/04           (0.17)              -               -         11.41
     Institutional Class
     10/1/05 through 3/31/0617        $   (0.17)       $      -        $      -     $   10.68
     9/30/05                            (0.58)              -         (0.01)        11.13
     9/30/04                            (0.45)              -               -         11.41
     9/30/0315                          (0.33)          (0.17)        (0.07)        11.07
     9/30/0215                          (0.58)              -               -         10.54
     9/30/0115                          (1.39)              -               -         10.53
     Service Class
     10/1/05 through 3/31/0617        $   (0.15)       $      -        $      -     $   10.69
     9/30/05                            (0.55)              -         (0.01)        11.14
     9/30/04                            (0.41)              -               -         11.42
     9/30/0315                          (0.29)          (0.17)        (0.07)        11.08
     9/30/0215                          (0.55)              -               -         10.54
     9/30/0115                          (1.36)              -               -         10.53
     Investor A Class
     10/1/05 through 3/31/0617        $   (0.15)       $      -        $      -     $   10.69
     9/30/05                            (0.55)              -         (0.01)        11.14
     9/30/04                            (0.40)              -               -         11.42
     9/30/0315                          (0.28)          (0.17)        (0.07)        11.07
     9/30/0215                          (0.53)              -               -         10.54
     9/30/0115                          (1.34)              -               -         10.53
     Investor B Class
     10/1/05 through 3/31/0617        $   (0.11)       $      -        $      -     $   10.69
     9/30/05                            (0.46)              -         (0.01)        11.14
     9/30/04                            (0.31)              -               -         11.42
     9/30/0315                          (0.20)          (0.17)        (0.07)        11.07
     9/30/0215                          (0.45)              -               -         10.54
     9/30/0115                          (1.26)              -               -         10.53
     Investor C Class
     10/1/05 through 3/31/0617        $   (0.11)       $      -        $      -     $   10.72
     9/30/05                            (0.46)              -         (0.01)        11.17
     9/30/04                            (0.31)              -               -         11.45
     9/30/0315                          (0.20)          (0.17)        (0.07)        11.10
     9/30/0215                          (0.45)              -               -         10.56
     9/30/0115                          (1.26)              -               -         10.55
     -------------
     High Yield Bond Portfolio
     -------------
     BlackRock Class
     10/1/05 through 3/31/0617        $   (0.31)       $      -       $   (0.14)    $    7.91
     9/30/05                            (0.60)              -         (0.14)         8.09
     9/30/04                            (0.59)              -               -          8.14
     9/30/0315                          (0.75)              -               -          7.74
     9/30/0215                          (0.83)              -               -          6.75
     9/30/0115                          (1.07)              -               -          7.39

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      142

                                BLACKROCK FUNDS

                                                                 RATIO OF NET
                                                                 EXPENSES TO
                                         NET                     AVERAGE NET
                                       ASSETS     RATIO OF NET      ASSETS
                                       END OF      EXPENSES TO    (EXCLUDING
               TOTAL                   PERIOD      AVERAGE NET     INTEREST
               RETURN                   (000)        ASSETS        EXPENSE)
=================================== ============ ============== =============
                    (2.49)%7,16      $ 101,788         0.78%2        0.78%2
                      2.627               98,721         0.78          0.78
                     5.7116               35,748        0.782         0.782

                      (2.56)%7,16      $ 219,725         0.90%2        0.90%2
                      2.467              346,746         0.94          0.94
                       7.20              133,544         0.94          0.94
                      10.78               64,038         0.94          0.94
                       5.79               35,425         1.05          0.90
                      12.30               73,636         2.43          0.88
                    (2.69)%7,16      $  74,979         1.17%2        1.17%2
                      2.217              107,402         1.19          1.19
                      6.897               80,024         1.23          1.23
                      10.55               48,584         1.24          1.24
                       5.47               27,131         1.30          1.20
                      11.97               11,045         2.74          1.20

                      (2.69)%3,7,16    $ 135,722         1.20%2        1.20%2
                    2.213,7              182,321         1.18          1.18
                    6.843,7              123,145         1.31          1.31
                     10.273               74,821         1.41          1.41
                      5.293               39,727         1.47          1.37
                     11.793               16,827         2.88          1.36
                    (3.07)%3,7,16    $  16,862         1.97%2        1.97%2
                    1.454,7               19,705         1.93          1.93
                    6.044,7               16,780         2.06          2.06
                      9.454               13,087         2.16          2.16
                      4.514               11,470         2.25          2.11
                     10.964                7,393         3.63          2.10

                      (3.05)%4,7,16    $  53,134         1.94%2        1.94%2
                    1.454,7               65,555         1.93          1.93
                    6.034,7               36,947         2.04          2.04
                      9.534               17,777         2.15          2.15
                      4.504                8,427         2.23          2.11
                     11.154                4,182         3.64          2.10
                       3.52%7,16       $ 177,133         0.56%2        0.55%2
                     8.697               169,532         0.55          0.55
                      13.20              126,976         0.55          0.55
                      27.17               57,207         0.61          0.55
                       2.15               32,240         0.73          0.55
                    (5.52)              27,766         0.84          0.55

                                   RATIO OF NET
 RATIO OF TOTAL                     INVESTMENT
    EXPENSES       RATIO OF NET       INCOME
   TO AVERAGE       INVESTMENT      TO AVERAGE
   NET ASSETS         INCOME        NET ASSETS    PORTFOLIO
   (EXCLUDING     TO AVERAGE NET    (EXCLUDING    TURNOVER
    WAIVERS)         ASSETS13       WAIVERS)13      RATE
================ ================ ============== ==========
          0.83%2           2.90%2         2.85%2        80%
          0.83             2.59           2.54         164
         0.892            2.582          2.472        240

          0.93%2           2.79%2         2.76%2        80%
          0.95             2.43           2.42         164
          0.96             2.44           2.41         240
          0.94             2.69           2.69         209
          1.05             3.89           3.89         206
          2.43             5.54           5.54         111
          1.21%2           2.52%2         2.48%2        80%
          1.20             2.19           2.18         164
          1.25             2.18           2.15         240
          1.24             2.41           2.41         209
          1.30             3.55           3.55         206
          2.74             5.08           5.08         111

          1.36%2           2.52%2         2.36%2        80%
          1.29             2.17           2.06         164
          1.43             2.06           1.93         240
          1.41             2.21           2.21         209
          1.47             3.36           3.36         206
          2.88             4.85           4.85         111
          2.00%2           1.73%2         1.70%2        80%
          1.95             1.43           1.41         164
          2.09             1.32           1.29         240
          2.16             1.51           1.51         209
          2.25             2.64           2.64         206
          3.63             4.17           4.17         111

          1.97%2           1.77%2         1.74%2        80%
          1.94             1.42           1.41         164
          2.07             1.32           1.29         240
          2.15             1.44           1.44         209
          2.23             2.62           2.62         206
          3.64             4.20           4.20         111
          0.75%2           7.58%2         7.39%2        52%
          0.77             7.91           7.69         129
          0.73             7.71           7.53         172
          0.77             9.83           9.67         212
          0.89            11.15          11.01         301
          1.10             5.54           5.29         331

                    143

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     NET                        NET GAIN
                                    ASSET                      (LOSS) ON
                                    VALUE         NET         INVESTMENTS
                                  BEGINNING   INVESTMENT     (BOTH REALIZED
                                  OF PERIOD    INCOME13    AND UNREALIZED)13
                                 =========== ============ ===================
     -------------------
     High Yield Bond Portfolio (Continued)
     -------------------
     Institutional Class
     10/1/05 through 3/31/0617      $   8.09    $   0.306          $   (0.03)
     9/30/05                            8.14        0.636               0.04
     9/30/04                            7.74        0.616               0.37
     9/30/0315                          6.75        0.73                1.00
     9/30/0215                          7.39        0.82             (0.64)
     9/30/0115                          8.92        0.94             (1.41)
     Service Class
     10/1/05 through 3/31/0617      $   8.09    $   0.286          $   (0.03)
     9/30/05                            8.14        0.616               0.04
     9/30/04                            7.74        0.596               0.37
     9/30/0315                          6.75        0.73                0.98
     9/30/0215                          7.39        0.86             (0.71)
     9/30/0115                          8.92        0.88             (1.38)
     Investor A Class
     10/1/05 through 3/31/0617      $   8.09    $   0.286          $   (0.03)
     9/30/05                            8.14        0.606               0.05
     9/30/04                            7.73        0.586               0.38
     9/30/0315                          6.75        0.73                0.96
     9/30/0215                          7.40        0.82             (0.69)
     9/30/0115                          8.92        0.90             (1.40)
     Investor B Class
     10/1/05 through 3/31/0617      $   8.09    $   0.266          $   (0.04)
     9/30/05                            8.14        0.556               0.04
     9/30/04                            7.73        0.526               0.38
     9/30/0315                          6.75        0.65                0.98
     9/30/0215                          7.39        0.74             (0.66)
     9/30/0115                          8.91        0.83             (1.40)
     Investor C Class
     10/1/05 through 3/31/0617      $   8.10    $   0.266          $   (0.05)
     9/30/05                            8.15        0.556               0.04
     9/30/04                            7.74        0.526               0.38
     9/30/0315                          6.75        0.67                0.97
     9/30/0215                          7.40        0.76             (0.69)
     9/30/0115                          8.92        0.83             (1.40)

                                                                                     NET
                                  DISTRIBUTIONS                   DISTRIBUTIONS     ASSET
                                     FROM NET     DISTRIBUTIONS      FROM NET       VALUE
                                    INVESTMENT         FROM          REALIZED       END OF
                                     INCOME5         CAPITAL          GAINS         PERIOD
                                 =============== =============== =============== ===========
     -------------------
     High Yield Bond Portfolio
(Continued)
     -------------------
     Institutional Class
     10/1/05 through 3/31/0617        $   (0.31)              $-      $   (0.14)    $   7.91
     9/30/05                            (0.58)               -        (0.14)        8.09
     9/30/04                            (0.58)               -              -         8.14
     9/30/0315                          (0.74)               -              -         7.74
     9/30/0215                          (0.82)               -              -         6.75
     9/30/0115                          (1.06)               -              -         7.39
     Service Class
     10/1/05 through 3/31/0617        $   (0.29)              $-      $   (0.14)    $   7.91
     9/30/05                            (0.56)               -        (0.14)        8.09
     9/30/04                            (0.56)               -              -         8.14
     9/30/0315                          (0.72)               -              -         7.74
     9/30/0215                          (0.79)               -              -         6.75
     9/30/0115                          (1.03)               -              -         7.39
     Investor A Class
     10/1/05 through 3/31/0617        $   (0.29)              $-      $   (0.14)    $   7.91
     9/30/05                            (0.56)               -        (0.14)        8.09
     9/30/04                            (0.55)               -              -         8.14
     9/30/0315                          (0.71)               -              -         7.73
     9/30/0215                          (0.78)               -              -         6.75
     9/30/0115                          (1.02)               -              -         7.40
     Investor B Class
     10/1/05 through 3/31/0617        $   (0.26)              $-      $   (0.14)    $   7.91
     9/30/05                            (0.50)               -        (0.14)        8.09
     9/30/04                            (0.49)               -              -         8.14
     9/30/0315                          (0.65)               -              -         7.73
     9/30/0215                          (0.72)               -              -         6.75
     9/30/0115                          (0.95)               -              -         7.39
     Investor C Class
     10/1/05 through 3/31/0617        $   (0.26)              $-      $   (0.14)    $   7.91
     9/30/05                            (0.50)               -        (0.14)        8.10
     9/30/04                            (0.49)               -              -         8.15
     9/30/0315                          (0.65)               -              -         7.74
     9/30/0215                          (0.72)               -              -         6.75
     9/30/0115                          (0.95)               -              -         7.40

    1 Commencement of operations of share class.
    2 Annualized.
    3 Sales load not reflected in total return.
    4 Contingent deferred sales load not reflected in total return.
    5 Certain prior year amounts were reclassified to conform to current year presentation (Note C).
    6 Calculated using the average shares outstanding method.
    7 Redemption fee of 2.00% is reflected in total return calculations.
    8 Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 257%.
    9 Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 319%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      144

                                BLACKROCK FUNDS

                                                            RATIO OF NET
                                                            EXPENSES TO
                                    NET                     AVERAGE NET
                                  ASSETS     RATIO OF NET      ASSETS
                                  END OF      EXPENSES TO    (EXCLUDING
             TOTAL                PERIOD      AVERAGE NET     INTEREST
            RETURN                 (000)        ASSETS        EXPENSE)
============================== ============ ============== =============
                   3.45%7,16      $ 158,690         0.67%2        0.67%2
                  8.537             165,805         0.70          0.70
                 13.037             162,166         0.70          0.70
                  26.98             170,902         0.76          0.70
                   2.00              94,065         0.87          0.70
                 (5.66)             95,663         1.06          0.70

                   3.31%7,16      $ 193,868         0.92%2        0.92%2
                  8.247             158,083         0.96          0.96
                 12.717             112,004         0.99          0.99
                  26.61              85,247         1.06          1.00
                   1.69              29,344         1.17          1.00
                  (5.95)                  9         1.36          1.00
                   3.30%3,7,16    $ 262,249         0.97%2        0.96%2
                8.243,7             262,920         0.96          0.96
               12.703,7              72,806         1.10          1.09
                 26.253              82,391         1.22          1.17
                  1.383              18,932         1.33          1.17
                 (5.98)3             8,980         1.52          1.17

                   2.92%4,7,16    $  97,357         1.72%2        1.71%2
                7.444,7             110,420         1.71          1.71
               11.874,7              92,243         1.85          1.84
                 25.344             107,078         1.98          1.92
                  0.754              57,612         2.09          1.92
                  (6.71)4            49,786         2.27          1.91
                   2.79%4,7,16    $  47,882         1.72%2        1.71%2
                7.444,7              49,939         1.72          1.72
               11.864,7              61,983         1.85          1.85
                 25.484              73,246         1.97          1.92
                  0.614              21,939         2.08          1.91
                 (6.70)4            11,319         2.25          1.91

                                   RATIO OF NET
 RATIO OF TOTAL                     INVESTMENT
    EXPENSES       RATIO OF NET       INCOME
   TO AVERAGE       INVESTMENT      TO AVERAGE
   NET ASSETS         INCOME        NET ASSETS    PORTFOLIO
   (EXCLUDING     TO AVERAGE NET    (EXCLUDING    TURNOVER
    WAIVERS)         ASSETS13       WAIVERS)13      RATE
================ ================ ============== ==========
          0.85%2           7.47%2          7.29%2       52%
          0.89             7.75            7.56        129
          0.85             7.63            7.48        172
          0.90             9.63            9.49        212
          1.01            10.94           10.80        301
          1.22            11.22           11.06        331

          1.08%2           7.21%2          7.05%2       52%
          1.14             7.51            7.33        129
          1.14             7.30            7.16        172
          1.20             9.31            9.17        212
          1.34            11.37           11.20        301
          1.52            11.82           11.66        331
          1.26%2           7.18%2          6.89%2       52%
          1.25             7.41            7.12        129
          1.34             7.29            7.05        172
          1.36             8.81            8.68        212
          1.48            10.42           10.28        301
          1.68            10.55           10.39        331

          1.91%2           6.46%2          6.27%2       52%
          1.89             6.74            6.56        129
          1.99             6.49            6.35        172
          2.12             8.39            8.25        212
          2.23             9.81            9.66        301
          2.43            10.01            9.85        331
          1.90%2           6.44%2          6.26%2       52%
          1.89             6.77            6.60        129
          1.99             6.50            6.35        172
          2.11             8.14            8.00        212
          2.23             9.73            9.59        301
          2.41             9.63            9.47        331

    10 Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been
                                         371%.

    11 Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 268%.
    12 Includes dollar roll transactions, excluding these transactions the portfolio turnover would have been 206%.
    13 Refer to Section C of the Notes to Financial Statements.
    14 Non-annualized ratios were previously disclosed as annualized. Ratios updated to reflect annualization.
    15 Audited by other auditors.
    16 Not Annualized.
    17 Unaudited.
    18 Net assets end of period are less than $1,000.

                                      145

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                BLACKROCK FUNDS
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(A) Organization

     BlackRock FundsSM (the "Fund") was organized on December 22, 1988, as a
Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 51 portfolios, 13 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each Portfolio of the
Fund may offer as many as seven classes of shares: BlackRock, Institutional,
Service, Hilliard Lyons, Investor A, Investor B and Investor C. Shares of all
classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them, mostly due to differences in distribution and service fees. As of March 31, 2006, no Hilliard Lyons Shares were outstanding.

     Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund considers the risk of loss from such claims to be remote.

(B) Fund Reorganization

     On January 31, 2005, BlackRock, Inc., the parent of BlackRock Advisors,
Inc. ("BlackRock"), a wholly owned subsidiary of BlackRock, Inc., acquired SSRM
Holdings, Inc., the parent of State Street Research & Management Company
("SSRM"), the investment adviser to the former State Street Research mutual funds.

     On January 31, 2005, the BlackRock Intermediate Government Bond Portfolio
acquired all of the assets and certain stated liabilities of the State Street
Research Government Income Fund. The reorganization was pursuant to an
Agreement and Plan of Reorganization, which was approved by the State Street
Research shareholders on January 25, 2005. Under the Agreement and Plan of
Reorganization, 28,802,131 Class A Shares, 1,440,271 Class B Shares and 8,786
Class R Shares of the State Street Research Government Income Fund were exchanged for 34,230,267, 1,704,773 and 10,444 Investor A Class Shares,
respectively, of the BlackRock Intermediate Government Bond Portfolio;
6,655,830 Class B(1) Shares of the State Street Research Government Income Fund
were exchanged for 7,860,023 Investor B Class shares of the BlackRock
Intermediate Government Bond Portfolio; 1,118,423 Class C Shares of the State
Street Research Government Income Fund were exchanged for 1,326,873 Investor C
Class Shares of the BlackRock Intermediate Government Bond Portfolio; and
506,641 Class S Shares of the State Street Research Government Income Fund were exchanged for 603,030 Institutional Shares of the BlackRock Intermediate
Government Bond Portfolio. The assets of the State Street Research Government
Income Fund, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. Upon the reorganization of such funds on January 31, 2005, the value of the BlackRock Intermediate
Government Bond Portfolio's net assets (including $474,664,383 in net assets of the State Street Research Government Income Fund, including $2,522,392 of unrealized depreciation, undistributed net investment income of $68,232 and undistributed net realized loss on investments of ($21,212,995), which was classified as paid-in-capital) was $771,988,963 before the open of business.

     On January 31, 2005, the BlackRock High Yield Bond Portfolio acquired all of the assets and certain stated liabilities of the State Street Research High
Income Fund. The reorganization was pursuant to an Agreement and Plan of
Reorganization, which was approved by the State Street Research shareholders on
January 25, 2005. Under the Agreement and Plan of Reorganization, 58,203,330
Class A Shares and 8,812,212 Class B Shares of the State Street Research High
Income Fund were exchanged for 24,943,276 and 3,736,993 Investor A Class
Shares, respectively, of the BlackRock High Yield Bond Portfolio; 10,782,618
Class B(1) Shares of the State Street Research High Income Fund were exchanged for 4,562,480 Investor B Class Shares of the BlackRock High Yield Bond
Portfolio; 2,998,505 Class C Shares of the State Street Research High Income
Fund were exchanged for 1,274,746 Investor C Class Shares of the BlackRock High
Yield Bond Portfolio; and 1,179,029 Class S Shares of the State Street Research
High Income Fund were exchanged for 499,336 Institutional Shares of the
BlackRock High Yield Bond Portfolio. The assets of the State Street Research
High Income Fund, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. Upon the reorganization of such funds on January 31, 2005, the value of the BlackRock High Yield Bond
Portfolio's net assets (including $288,908,495 in net assets of the State
Street Research High Income Fund, including $1,371,468 of unrealized appreciation, undistributed net investment loss of ($41,660) and undistributed net realized loss on investments of ($450,012,483), which was classified as paid-in-capital) was $944,088,761 before the open of business.

                                                                             147

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     On April 25, 2005, the BlackRock Core Bond Total Return Portfolio acquired all of the assets and certain stated liabilities of the CIGNA Investment
Securities Fund. The reorganization was pursuant to an Agreement and Plan of
Reorganization, which was approved by the CIGNA Investment Securities Fund shareholders on April 15, 2005. Under the Agreement and Plan of Reorganization,
4,792,215 Class A Shares of the CIGNA Investment Securities Fund were exchanged for 9,164,715 Investor A Class Shares of the BlackRock Core Bond Total Return
Portfolio. The assets of the CIGNA Investment Securities Fund, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. Upon the reorganization of such funds on April 25, 2005, the value of the BlackRock Core Bond Total Return Portfolio's net assets (including
$88,882,541 in net assets of the CIGNA Investment Securities Fund, including
$873,954 of unrealized appreciation, undistributed net investment loss of
($21,863) and undistributed net realized loss on investments of ($1,612,651), which was classified as paid-in-capital) was $2,662,804,984 before the open of business.

(C) Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Investment Valuation - Valuation of investments held by each Portfolio is as follows: fixed income investments are valued by using market quotations or prices provided by market makers; a portion of the fixed income investments are valued utilizing one or more pricing services approved by the Board of Trustees
(the "Board"); an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m.
(Eastern time); the amortized cost method of valuation will be used with respect to debt securities with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board determines that such method does not represent fair value. Any assets which are denominated in a non-U.S. currency are translated into U.S. dollars at the prevailing market rates. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of or in accordance with a method approved by the Board as reflecting fair value ("Fair Value Assets"). The investment adviser and/or sub-adviser will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. Such valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

     When determining the price for a Fair Value Asset, the investment adviser and/or sub-adviser shall seek to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the adviser and/or sub-adviser deems relevant.

     Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Dividends to Shareholders - Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each
Portfolio will be based on periodic projections of its net investment income.
Net realized capital gains, if any, are distributed at least annually.

     Foreign Currency Translation - The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S.
dollars on the following basis:

     (I)  Market value of investment securities, assets and liabilities at the current rate of exchange; and

   (II)  Purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolios isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Portfolios report certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

148

                                BLACKROCK FUNDS

     Forward Foreign Currency Contracts - Certain Portfolios may enter into forward foreign currency contracts as a hedge against either specific transactions or Portfolio positions. These contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the
Portfolios intend to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 2006, the Portfolios are obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                                      VALUE AT        NET UNREALIZED
 SETTLEMENT        CURRENCY                  CURRENCY                CONTRACT         MARCH 31,      FOREIGN EXCHANGE
    DATE            AMOUNT                     SOLD                   AMOUNT            2006           GAIN/(LOSS)
------------   ----------------   -----------------------------   --------------   --------------   -----------------
Low Duration Bond
 04/06/06            13,891,239   Euro ........................      $16,843,129      $16,840,254         $    2,875
 04/12/06            20,672,844   New Zealand Dollar ..........       14,047,198       12,715,090          1,332,108
                                                                     -----------      -----------         ----------
                                                                     $30,890,327      $29,555,344         $1,334,983
                                                                     ===========      ===========         ==========
Intermediate PLUS Bond
 04/06/06               269,417   Euro ........................      $   325,597      $   326,613         $   (1,016)
 04/12/06               496,447   New Zealand Dollar ..........          337,336          305,346             31,990
                                                                   -------------    -------------       ------------
                                                                   $     662,933      $   631,959         $   30,974
                                                                   =============    =============       ============
Core Bond Total Return
 04/06/06            24,831,523   Euro ........................      $30,065,329      $30,103,085         $  (37,756)
 04/12/06            27,955,977   New Zealand Dollar ..........       18,996,086       17,194,670          1,801,416
                                                                   -------------    -------------       ------------
                                                                   $  49,061,415    $  47,297,755         $1,763,660
                                                                   =============    =============       ============
Core PLUS Total Return
 04/06/06             3,207,260   Euro ........................      $ 3,882,958      $ 3,888,139         $   (5,181)
 04/12/06            10,450,285   Mexican Peso ................          986,051          959,461             26,590
 04/12/06             2,142,587   New Zealand Dollar ..........        1,455,888        1,317,825            138,063
                                                                   -------------    -------------       ------------
                                                                   $   6,324,897      $ 6,165,425         $  159,472
                                                                   =============    =============       ============
Inflation Protected Bond
 04/06/06               596,603   Euro ........................      $   722,773      $   723,258         $     (485)
                                                                   =============    =============       ============
Managed Income
 04/06/06             6,238,605   Euro ........................      $ 7,553,654      $ 7,563,018         $   (9,364)
                                                                   =============    =============       ============
International Bond
 04/06/06            41,673,000   Euro ........................      $50,178,678      $50,519,892         $ (341,214)
 04/06/06            18,892,000   Singapore Dollar ............       11,641,961       11,696,496            (54,535)
 04/06/06         2,255,282,000   Japanese Yen ................       19,316,363       19,178,439            137,924
 04/10/06            12,440,477   British Pound ...............       21,843,962       21,616,176            227,786
 04/11/06             2,890,000   Norwegian Krone .............          436,299          441,261             (4,962)
 04/11/06               475,000   Swiss Francs ................          365,650          364,770                880
 04/11/06             6,245,000   Swedish Krone ...............          800,308          802,490             (2,182)
 04/12/06            36,749,440   Mexican Peso ................        3,461,124        3,374,037             87,087
 04/12/06         5,037,502,000   Japanese Yen ................       43,162,030       42,876,254            285,776
 04/12/06            18,929,735   New Zealand Dollar ..........       12,862,755       11,642,968          1,219,787

                               149

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                                VALUE AT        NET UNREALIZED
 SETTLEMENT       CURRENCY              CURRENCY               CONTRACT         MARCH 31,      FOREIGN EXCHANGE
    DATE           AMOUNT                 SOLD                  AMOUNT            2006           GAIN/(LOSS)
------------   -------------   --------------------------   --------------   --------------   -----------------
International Bond (Continued)
 04/12/06        119,126,000   Danish Krone .............     $ 19,123,127     $ 19,358,647         $ (235,520)
 04/13/06         22,082,037   Canadian Dollar ..........       19,135,214       18,915,261            219,953
 04/13/06         22,616,000   Polish Zloty .............        7,044,585        6,990,887             53,698
                                                              ------------     ------------         ----------
                                                              $209,372,056     $207,777,578         $1,594,478
                                                              ============     ============         ==========
High Yield Bond
 04/06/06          8,038,040   Euro .....................     $  9,750,917     $  9,744,461         $    6,456
 04/06/06          2,379,000   British Pound ............        4,129,939        4,133,674             (3,735)
                                                              ------------     ------------         ----------
                                                              $ 13,880,856     $ 13,878,135         $    2,721
                                                              ============     ============         ==========

                                                                                                      NET
                                                                                                   UNREALIZED
                                                                                  VALUE AT          FOREIGN
 SETTLEMENT      CURRENCY                CURRENCY                CONTRACT         MARCH 31,         EXCHANGE
    DATE          AMOUNT                  BOUGHT                  AMOUNT            2006              LOSS
------------   ------------   -----------------------------   --------------   --------------   ---------------
Low Duration Bond
 04/06/06         9,945,000   Euro ........................      $12,090,719      $12,056,255     $    (34,464)
 04/12/06           630,954   New Zealand Dollar ..........          430,626          388,076          (42,550)
                                                                 -----------      -----------     ------------
                                                                 $12,521,345      $12,444,331     $    (77,014)
                                                                 ===========      ===========     ============
Intermediate PLUS Bond
 04/06/06           205,000   Euro ........................      $   249,224      $   248,520     $       (704)
 04/12/06           383,795   New Zealand Dollar ..........          261,940          236,058          (25,882)
                                                                -----------      -----------     ------------
                                                                 $   511,164      $   484,578     $    (26,586)
                                                                 ===========      ===========     ============
Core Bond Total Return
 04/06/06        17,540,000   Euro ........................      $21,323,614      $21,263,622     $    (59,992)
 04/12/06        14,851,829   New Zealand Dollar ..........       10,136,373        9,134,802       (1,001,571)
                                                                 -----------      -----------     ------------
                                                                 $31,459,987      $30,398,424     $ (1,061,563)
                                                                 ===========      ===========     ============
Core PLUS Total Return
 04/06/06         2,220,000   Euro ........................      $ 2,698,884      $ 2,691,291     $     (7,593)
 04/12/06         6,094,356   Mexican Peso ................          559,860          559,535             (325)
                                                                 -----------      -----------     ------------
                                                                 $ 3,258,744      $ 3,250,826     $     (7,918)
                                                                 ===========      ===========     ============
Inflation Protected Bond
 04/06/06          348,000    Euro ........................      $   423,026      $   421,877     $     (1,149)
 04/10/06              943    British Pound ...............            1,670            1,639              (31)
                                                                 -----------      -----------     ------------
                                                                 $   424,696      $   423,516     $     (1,180)
                                                                 ===========      ===========     ============
Managed Income
 04/06/06        4,575,000    Euro ........................      $ 5,561,890      $ 5,546,241     $    (15,649)
                                                                 ===========      ===========     ============

150

                                 BLACKROCK FUNDS

                                                                                                            NET
                                                                                                         UNREALIZED
                                                                                        VALUE AT          FOREIGN
 SETTLEMENT        CURRENCY                  CURRENCY                 CONTRACT         MARCH 31,          EXCHANGE
    DATE            AMOUNT                    BOUGHT                   AMOUNT             2006              LOSS
------------   ----------------   -----------------------------   ---------------   ---------------   ---------------
International Bond
 04/06/06            89,557,239   Euro ........................      $108,069,315      $108,569,626     $    500,311
 04/06/06            13,924,000   Singapore Dollar ............         8,570,198         8,619,073           48,875
 04/06/06         2,255,282,000   Japanese Yen ................        19,538,985        19,178,439         (360,546)
 04/07/06             2,968,760   Australian Dollar ...........         2,225,976         2,125,063         (100,913)
 04/10/06             5,117,183   British Pound ...............         8,939,188         8,891,455          (47,733)
 04/11/06            13,968,456   Norwegian Krone .............         2,095,577         2,132,782           37,205
 04/11/06             7,922,653   Swiss Francs ................         6,272,979         6,084,088         (188,891)
 04/11/06            46,152,779   Swedish Krone ...............         6,045,345         5,930,686         (114,659)
 04/12/06            27,520,494   Mexican Peso ................         2,528,179         2,526,710           (1,469)
 04/12/06               254,466   New Zealand Dollar ..........           163,155           156,512           (6,643)
 04/12/06            37,291,461   Danish Krone ................         6,158,788         6,060,073          (98,715)
 04/12/06        17,349,493,843   Japanese Yen ................       151,911,175       147,668,688       (4,242,487)
 04/13/06            18,142,980   Canadian Dollar .............        15,711,949        15,541,103         (170,846)
 04/13/06             1,545,742   Polish Zloty ................           498,626           477,808          (20,818)
 05/08/06         2,255,282,000   Japanese Yen ................        19,400,275        19,267,062         (133,213)
                                                                     ------------      ------------     ------------
                                                                     $358,129,710      $353,229,168     $ (4,900,542)
                                                                     ============      ============     ============

     Swap Agreements - The Portfolios may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies.
Swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest or a specified amount of a currency (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net payments of interest are recorded as realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

     At March 31, 2006, the following Portfolios had swap agreements outstanding:

                                                                       Interest     Interest                         Unrealized
                                                        Termination   Receivable     Payable     Notional amount    Appreciation
         Portfolio                Counter-party             Date         Rate         Rate      (Local Currency)   (Depreciation)
Enhanced Income           Deutsche Bank                    10/30/07       N/A1        4.90%2        $  1,900,000    $      7,315
                          Deutsche Bank                    10/25/10       4.74%       4.62%3           1,300,000         (13,260)
                          Goldmans Sachs                   02/07/11       4.71%3      5.05%            2,300,000          23,605
Low Duration Bond         Deutsche Bank                    02/10/07       2.68%       4.72%3          80,300,000      (1,968,956)
                          Goldman Sachs                    09/27/07       4.38%       4.96%3          65,300,000        (850,412)
                          Deutsche Bank                    10/30/07       N/A1        4.90%2          51,400,000         197,890
                          Deutsche Bank                    03/06/08       6.93%       4.53%3         117,300,000        429,318
                          Deutsche Bank                    10/14/15       4.92%       4.58%3          12,900,000        (272,835)
                          Barclays Bank                    02/06/16       4.71%3      5.08%           28,200,000         642,960
                          Deutsche Bank                    03/06/16       5.19%       4.84%3             700,000         (11,004)
Intermediate Government   Deutsche Bank                    02/10/07       2.68%       4.72%3          12,800,000        (313,856)
Bond                      Union Bank of Switzerland        04/22/07       4.61%3      3.04%           24,000,000         435,600
                          Deutsche Bank                    08/02/07       4.39%       4.68%3          29,200,000        (343,100)
                          Deutsche Bank                    08/17/07       4.44%       4.75%3          40,900,000        (456,035)
                          Goldman Sachs                    09/27/07       4.38%       4.96%3          11,600,000        (151,069)
                          Union Bank of Switzerland        09/27/08       4.42%       4.96%3           3,300,000         (65,472)
                          Morgan Stanley                   07/01/10       4.17%       4.53%3          32,600,000      (1,037,658)
                          Deutsche Bank                    11/07/10       5.00%       4.71%3           7,700,000           8,239
                          JP Morgan Chase                  05/26/15       4.78%3      4.50%            4,900,000         254,653
                          Morgan Stanley                   07/01/15       4.53%3      4.39%           17,000,000       1,038,360
                          Morgan Stanley                   07/01/15       4.53%3      4.39%           21,000,000       1,136,835

                               151

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                      Interest     Interest                          Unrealized
                                                       Termination   Receivable     Payable     Notional amount     Appreciation
        Portfolio                Counter-party             Date         Rate         Rate       (Local Currency)   (Depreciation)
Intermediate Bond         Union Bank of Switzerland       04/22/07       4.61%3      3.04%    $   76,000,000       $  1,379,400
                          Deutsche Bank                   08/02/07       4.39%       4.68%3       38,800,000           (455,900)
                          Goldman Sachs                   09/27/07       4.38%       4.96%3       95,100,000         (1,238,502)
                          Union Bank of Switzerland       09/27/08       4.42%       4.96%3        7,400,000           (146,816)
                          Morgan Stanley                  06/17/10       4.31%       4.92%3       15,900,000           (420,555)
                          Union Bank of Switzerland       09/27/10       4.51%       4.96%3       24,600,000           (767,520)
                          Deutsche Bank                   11/07/10       5.00%       4.71%3       10,300,000             11,021
                          Merrill Lynch                   07/22/14       4.60%3      4.93%        15,300,000            428,128
                          Goldman Sachs                   10/01/14       4.53%3      4.51%        16,100,000            753,595
                          JP Morgan Chase                 05/26/15       4.78%3      4.50%         6,400,000            332,608
                          Morgan Stanley                  07/01/15       4.53%3      4.39%        22,000,000          1,343,760
                          Morgan Stanley                  08/02/15       4.73%       4.68%3        7,700,000           (367,675)
Intermediate PLUS Bond    Deutsche Bank                   08/02/07       4.39%       4.68%3        1,100,000            (12,925)
                          Deutsche Bank                   08/17/07       4.44%       4.75%3        2,000,000            (22,300)
                          Union Bank of Switzerland       09/27/10       4.51%       4.96%3        1,200,000            (37,440)
                          Deutsche Bank                   11/07/10       5.00%       4.71%3          400,000                428
                          JP Morgan Chase                 04/08/12       4.55%3      4.72%           700,000             13,363
                          Union Bank of Switzerland       11/26/14       4.78%3      4.58%         1,000,000             43,320
                          JP Morgan Chase                 05/26/15       4.78%3      4.50%           200,000             10,394
Core Bond Total Return    Morgan Stanley                  06/14/06       3.22%       4.90%3      114,465,000            402,917
                          Morgan Stanley                  06/17/06       3.21%       4.49%3       84,600,000            268,182
                          Deutsche Bank                   08/02/07       4.39%       4.68%3      111,900,000         (1,314,825)
                          Deutsche Bank                   08/17/07       4.44%       4.75%3      162,400,000         (1,810,760)
                          Union Bank of Switzerland       09/27/08       4.42%       4.96%3       29,700,000           (589,248)
                          Morgan Stanley                  06/17/10       4.31%       4.92%3       40,000,000         (1,058,000)
                          Merrill Lynch                   07/15/10       4.37%       4.60%3       64,480,000         (2,278,723)
                          Deutsche Bank                   11/07/10       5.00%       4.71%3       32,200,000             34,454
                          Citibank                        03/24/11       5.17%       4.95%3       15,500,000            (92,380)
                          Goldman Sachs                   04/22/14       4.61%3      4.89%        30,000,000            529,277
                          Citibank                        06/10/14       4.88%3      5.24%        29,000,000           (147,320)
                          Merrill Lynch                   07/22/14       4.60%3      4.93%        41,100,000          1,150,068
                          Goldman Sachs                   10/01/14       4.53%3      4.51%        10,200,000            477,433
                          Merrill Lynch                   03/17/15       4.92%3      4.90%        53,400,000          1,766,354
                          JP Morgan Chase                 05/26/15       4.78%3      4.50%        18,400,000            956,248
                          Union Bank of Switzerland       12/07/15       5.94%       4.85%3       14,900,000            844,532
                          Citibank                        12/23/15       6.67%       7.37%4        7,850,000 NZD        183,489
                          Merrill Lynch                   10/27/19       4.78%       4.64%3        5,100,000           (258,895)
Core PLUS Total Return    Morgan Stanley                  06/14/06       3.22%       4.90%3       10,855,000             38,210
                          Morgan Stanley                  06/17/06       3.21%       4.49%3        8,000,000             25,360
                          Deutsche Bank                   08/02/07       4.39%       4.68%3       16,100,000           (189,175)
                          Union Bank of Switzerland       09/27/08       4.42%       4.96%3        2,300,000            (45,632)
                          Morgan Stanley                  06/17/10       4.31%       4.92%3        5,300,000           (140,185)
                          Merrill Lynch                   07/15/10       4.37%       4.60%3        8,205,000           (289,965)
                          Union Bank of Switzerland       09/27/10       4.51%       4.96%3        5,600,000           (174,720)
                          Deutsche Bank                   11/07/10       5.00%       4.71%3        4,000,000              4,280
                          Citibank                        03/24/11       5.17%       4.95%3        4,500,000            (26,820)
                          Goldman Sachs                   04/22/14       4.61%3      4.89%         8,000,000            141,140
                          Merrill Lynch                   07/22/14       4.60%3      4.93%         4,900,000            137,113
                          Merrill Lynch                   03/17/15       4.92%3      4.90%         6,200,000            205,082
                          Deutsche Bank                   04/01/15       4.53%3      5.03%         3,500,000             85,365
                          JP Morgan Chase                 05/26/15       4.78%3      4.50%         2,400,000            124,728
                          Morgan Stanley                  08/02/15       4.73%       4.68%3        4,700,000           (224,425)
                          Union Bank of Switzerland       12/07/15       5.94%       4.85%3        1,400,000             79,352
                          Merrill Lynch                   12/07/15       4.85%3      5.13%         4,000,000             26,880
                          Citibank                        12/23/15       6.67%       7.37%4    7,850,000 NZD             46,749
                          Merrill Lynch                   10/27/19       4.78%       4.64%3          600,000            (30,458)

152

                                BLACKROCK FUNDS

                                                         Termination
         Portfolio                 Counter-party             Date
Government Income           Morgan Stanley                  06/14/06
                            Morgan Stanley                  06/17/06
                            Union Bank of Switzerland       04/16/07
                            Deutsche Bank                   08/02/07
                            Deutsche Bank                   01/17/08
                            Deutsche Bank                   04/18/08
                            Barclays Bank                   03/10/09
                            Deutsche Bank                   03/23/10
                            Morgan Stanley                  06/17/10
                            Union Bank of Switzerland       08/16/10
                            Union Bank of Switzerland       09/27/10
                            Deutsche Bank                   01/09/11
                            Merrill Lynch                   07/22/14
                            Morgan Stanley                  10/01/14
                            Union Bank of Switzerland       11/26/14
                            Union Bank of Switzerland       03/21/15
                            Deutsche Bank                   03/24/15
                            Deutsche Bank                   03/29/15
                            Morgan Stanley                  07/11/15
                            Morgan Stanley                  08/02/15
                            Deutsche Bank                   11/10/15
                            Deutsche Bank                   01/17/16
                            Deutsche Bank                   01/17/16
                            Barclays Bank                   03/10/16
Inflation Protected Bond    Goldman Sachs                   11/07/10
                            JP Morgan Chase                 05/26/15
                            Citibank                        12/23/15
GNMA                        Morgan Stanley                  06/14/06
                            Morgan Stanley                  06/17/06
                            Union Bank of Switzerland       04/16/07
                            Deutsche Bank                   08/02/07
                            Deutsche Bank                   01/17/08
                            Deutsche Bank                   04/18/08
                            Barclays Bank                   03/10/09
                            Deutsche Bank                   03/23/10
                            Union Bank of Switzerland       08/16/10
                            Union Bank of Switzerland       09/27/10
                            Deutsche Bank                   01/09/11
                            Merrill Lynch                   07/22/14
                            Morgan Stanley                  10/01/14
                            Morgan Stanley                  07/11/15
                            Morgan Stanley                  08/02/15
                            Deutsche Bank                   10/28/15
                            Deutsche Bank                   11/10/15
                            Deutsche Bank                   01/17/16
                            Barclays Bank                   03/10/16
Managed Income              Morgan Stanley                  06/14/06
                            Morgan Stanley                  06/17/06
                            Union Bank of Switzerland       04/16/07
                            Deutsche Bank                   08/02/07
                            Deutsche Bank                   08/17/07
                            Merrill Lynch                   07/15/10
                            Union Bank of Switzerland       09/27/10
                            Goldman Sachs                   10/04/10
                            Deutsche Bank                   11/07/10
                            Goldman Sachs                   04/22/14
                            Citibank                        06/10/14
                            Merrill Lynch                   07/22/14
                            Merrill Lynch                   03/17/15
                            Union Bank of Switzerland       03/21/15
                            JP Morgan Chase                 05/26/15
                            Morgan Stanley                  08/02/15
                            Union Bank of Switzerland       12/07/15
                            Merrill Lynch                   12/07/15
                            Merrill Lynch                   12/23/15
                            Merrill Lynch                   10/27/19

                              Interest     Interest                          Unrealized
                             Receivable     Payable     Notional amount     Appreciation
         Portfolio              Rate         Rate       (Local Currency)   (Depreciation)
Government Income                3.22%       4.90%3  $     8,190,000       $      28,829
                                 3.21%       4.49%3        6,100,000              19,337
                                 4.60%3      3.00%        10,000,000             185,100
                                 4.39%       4.68%3       22,500,000            (264,375)
                                 4.60%3      4.83%        34,700,000             244,635
                                 4.82%5        N/A6       65,900,000            (563,445)
                                 5.19%       4.90%3       85,900,000            (140,876)
                                 4.94%3      4.60%        34,100,000             825,561
                                 4.31%       4.92%3        5,900,000            (156,055)
                                 4.75%3      4.56%         7,400,000             208,754
                                 4.51%       4.96%3        1,500,000             (46,800)
                                 4.78%       4.55%3       31,200,000            (662,376)
                                 4.60%3      4.93%         3,300,000              92,341
                                 4.53%3      4.52%         3,400,000             196,180
                                 4.78%3      4.58%        50,000,000           2,166,000
                                 4.88%       4.93%3        6,000,000            (209,400)
                                 5.08%       4.94%3       11,100,000            (233,877)
                                 5.11%       4.96%3       11,000,000            (206,910)
                                 4.44%       4.56%3        4,000,000            (273,760)
                                 4.73%       4.68%3        3,100,000            (148,025)
                                 4.72%3      5.10%        36,800,000             302,128
                                 4.94%       4.60%3        6,200,000            (209,684)
                                 4.85%       4.60%3       37,500,000          (1,517,250)
                                 4.90%3      5.28%        28,900,000             238,714
Inflation Protected Bond         5.03%       4.71%3          500,000               1,315
                                 4.78%3      4.50%           300,000              15,591
                                 6.67%       7.37%4          450,000 NZD          10,518
GNMA                             3.22%       4.90%3       16,185,000              56,971
                                 3.21%       4.49%3       12,000,000              38,040
                                 4.60%3      3.00%        15,000,000             277,650
                                 4.39%       4.68%3        9,200,000            (108,100)
                                 4.60%3      4.83%        38,400,000             270,720
                                 4.82%5        N/A6       41,000,000            (350,550)
                                 5.19%       4.90%3       26,900,000             (44,116)
                                 4.94%3      4.60%        17,100,000             413,992
                                 4.75%3      4.56%         4,900,000             138,229
                                 4.51%       4.96%3        3,000,000             (93,600)
                                 4.78%       4.55%3       24,500,000            (512,279)
                                 4.60%3      4.93%         4,300,000             120,323
                                 4.53%3      4.52%         4,100,000             236,570
                                 4.44%       4.56%3        1,800,000            (123,192)
                                 4.73%       4.68%3        4,100,000            (195,775)
                                 5.06%       4.64%3        6,600,000             (68,112)
                                 4.72%3      5.10%         6,800,000              55,828
                                 4.94%       4.60%3        2,200,000             (74,404)
                                 4.90%3      5.28%        21,500,000             148,590
Managed Income                   3.22%       4.90%3       46,345,000             163,134
                                 3.21%       4.49%3       34,200,000             108,414
                                 4.60%3      3.00%      50,000,000             925,500
                                 4.39%       4.68%3       30,700,000            (360,725)
                                 4.44%       4.75%3       11,400,000            (127,110)
                                 4.37%       4.60%3       17,020,000            (601,487)
                                 4.51%       4.96%3        2,300,000             (71,760)
                                 4.66%       4.54%3       37,000,000            (491,404)
                                 5.00%       4.71%3        8,400,000               8,988
                                 4.61%3      4.89%        20,000,000             352,851
                                 4.88%3      5.24%         9,500,000             (48,260)
                                 4.60%3      4.93%        13,100,000             366,567
                                 4.92%3      4.90%        17,000,000             562,322
                                 4.88%       4.93%3       10,000,000            (349,000)
                                 4.78%3      4.50%       4,900,000               254,653
                                 4.73%       4.68%3       12,500,000            (596,875)
                                 5.94%       4.85%3        5,900,000             334,412
                                 4.85%3      5.13%         8,500,000              57,120
                                 6.65%       7.37%4    6,800,000 NZD             158,945
                                 4.78%       4.64%3        1,600,000             (81,222)

                               153

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                  Interest     Interest                             Unrealized
                                                   Termination   Receivable     Payable      Notional amount       Appreciation
      Portfolio              Counter-party             Date         Rate         Rate       (Local Currency)      (Depreciation)
 International Bond   Morgan Stanley                  06/14/06     3.22%          4.90%3   $      11,050,000       $     38,896
                      Morgan Stanley                  06/17/06     3.21%          4.49%3           8,200,000             25,994
                      Deutsche Bank                   04/01/07     4.28%          4.53%3          20,000,000           (193,600)
                      Citibank                        03/20/08     6.91%          7.41%4         103,000,000 NZD        241,580
                      Morgan Stanley                  07/01/10     4.17%          4.53%3          36,900,000         (1,174,527)
                      Morgan Stanley                  08/26/10     2.15%7         2.84%          135,000,000 SEK        315,118
                      Merrill Lynch                   09/29/10     2.24%7         2.86%           90,000,000 SEK        202,486
                      Deutsche Bank                   12/13/10     2.22%7         3.39%          125,000,000 SEK         67,889
                      Goldman Sachs                   01/04/11     2.83%8         2.86%           29,000,000 EUR        974,766
                      Goldman Sachs                   02/23/11     2.11%7         3.31%          200,000,000 SEK        432,946
                      Deutsche Bank                   08/02/12     6.42%          7.50%4           3,100,000 NZD            553
                      Morgan Stanley                  02/17/14     4.75%3         4.41%            4,100,000            248,296
                      Deutsche Bank                   04/01/15     4.53%3         5.03%           11,000,000            268,290
                      Morgan Stanley                  07/01/15     4.53%3         4.39%           20,500,000          1,246,810
                      Citibank                        03/21/16     7.41%4         6.60%           10,000,000 NZD       (289,188)
 High Yield Bond      Citibank                        12/20/09     3.75%           N/A9            6,000,000            151,181
                      Citibank                        03/20/10     4.74%           N/A10           6,000,000            391,102
                      Bank of America                 06/20/10      N/A11         3.60%            4,850,000           (176,270)
                      Bank of America                 06/20/10      N/A11         3.60%            4,850,000           (179,273)
                      Merrill Lynch                   06/20/10      N/A12         0.99%            2,000,000            (27,176)
                      Merrill Lynch                   06/20/10     1.90%           N/A13           2,000,000             49,008
                      Goldman Sachs                   12/20/10      N/A14         1.17%            1,000,000            (19,383)
                      JP Morgan Chase                 12/20/10      N/A15         1.85%            3,000,000            (58,020)
                      Merrill Lynch                   12/20/10     2.45%           N/A16           3,000,000             72,912
                      Union Bank of Switzerland       12/20/10      N/A17         3.95%            3,500,000            (31,172)
                      Goldman Sachs                   03/20/11      N/A18         3.25%            1,000,000             (1,340)
                      Merrill Lynch                   03/20/11      N/A19         2.72%            3,000,000            (49,403)
                      Union Bank of Switzerland       03/20/11      N/A20         1.50%            1,000,000             (3,461)

1 Rate to be determined based on the 3 month LIBOR on 10/30/06.

2 Per the terms of the agreement, rate becomes effective 10/30/06.

3 Rate shown is based on the 3 month LIBOR as of the most recent payment date.

4 Rate shown is based on the 3 month BBA NZD LIBOR as of the most recent payment date.

5 Per the terms of the agreement, rate becomes effective 04/18/06.

6 Rate to be determined based on the 3 month LIBOR on 04/18/06.

7 Rate shown is based on the 3 month STIBOR as of the most recent payment date.

8 Rate shown is based on the 6 month EURIBOR as of the most recent payment date.

9 Rate to be determined upon notice of event of default by The Goodyear Tire &
Rubber Company on 7.857% bond issue maturing 08/15/2011.

10 Rate to be determined upon notice of event of default by Levi Strauss &
Company on 12.25% bond issue maturing 12/15/2012.

11 Rate to be determined upon notice of event of default by DJ CDX:NA.HY4.

12 Rate to be determined upon notice of event of default by Teco Energy, Inc.
on 7.20% bond issue maturing 05/01/2011.

13 Rate to be determined upon notice of event of default by CMS Energy
Corporation on 8.50% bond issue maturing 04/15/2011.

14 Rate to be determined upon notice of event of default by Teco Energy, Inc.
on 7.00% bond issue maturing 05/01/2012.

15 Rate to be determined upon notice of event of default by NRG Energy, Inc. on
8.00% bond issue maturing 12/15/2013.

16 Rate to be determined upon notice of event of default by Utilicorp Canada
Finance Corp. on 7.75% bond issue maturing 06/15/2011.

17 Rate to be determined upon notice of event of default by DJ CDX:NA.HY5.

18 Rate to be determined upon notice of event of default by Quebecor World
Capital Corporation on 6.13% bond issue maturing 11/15/2013.

19 Rate to be determined upon notice of event of default by Eastman Kodak
Company on 7.25% bond issue maturing 11/15/2013.

20 Rate to be determined upon notice of event of default by Universal
 Corporation on 5.20% bond issue maturing 10/15/2013.

     As a result of recent changes in GAAP, the Portfolio's have previously reclassified periodic payments made under interest rate swap agreements, previously included within interest income or expense, as a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the per share amounts in prior years financial highlights. Net investment income ratios in the financial highlights (from 2001-2003), have also been modified accordingly.
This reclassification had no effect on the Portfolio's net asset value, either in total or per share, or their total increase (decrease) in net assets from operations during any period. The effects of these reclassifications in the financial highlights are as follows:

154

                          BLACKROCK FUNDS

                                                                      LOW DURATION BOND
                                      ---------------------------------------------------------------------------------
                                       BLACKROCK   INSTITUTIONAL     SERVICE     INVESTOR A   INVESTOR B    INVESTOR C
                                      ----------- --------------- ------------- ------------ ------------ -------------
Net Investment Income Ratio
 9/30/2003 ....................                -%         (0.01)%       (0.01)%      (0.01)%      (0.01)%       (0.01)%
 9/30/2002 ....................                -%             -%            -%           -%           -%            -%
 9/30/2001 ....................                -%             -%        (0.01)%      (0.01)%          -%        (0.01)%
Net Investment Income per Share
 9/30/2003 ....................             $  -            $ -      $      -     $      -    $      -      $      -
 9/30/2002 ....................             $  -            $ -      $      -     $      -    $      -      $      -
 9/30/2001 ....................             $  -            $ -      $      -     $      -    $      -      $      -

                                                         INTERMEDIATE GOVERNMENT BOND
                                      ----------------------------------------------------------------
                                       INSTITUTIONAL    SERVICE    INVESTOR A   INVESTOR B   INVESTOR C
                                      --------------- ----------- ------------ ------------ ------------
     Net Investment Income Ratio
      9/30/2003 ....................            0.05%       0.05%        0.05%        0.05%        0.05%
      9/30/2002 ....................            0.12%       0.11%        0.12%        0.12%        0.12%
      9/30/2001 ....................            0.01%       0.01%        0.01%        0.01%        0.01%
     Net Investment Income per Share
      9/30/2003 ....................         $     -     $  0.01      $  0.01      $     -      $     -
      9/30/2002 ....................         $  0.01     $  0.01      $  0.02      $  0.02      $  0.01
      9/30/2001 ....................         $     -     $     -      $     -      $  0.01      $  0.01

                                                                       INTERMEDIATE BOND
                                      -----------------------------------------------------------------------------------
                                        BLACKROCK    INSTITUTIONAL     SERVICE     INVESTOR A   INVESTOR B    INVESTOR C
                                      ------------- --------------- ------------- ------------ ------------ -------------
     Net Investment Income Ratio
      9/30/2003 ....................      (0.08)%       (0.07)%     (0.08)%    (0.08)%    (0.07)%     (0.07)%
      9/30/2002 ....................      (0.02)%       (0.02)%     (0.02)%    (0.02)%    (0.02)%     (0.02)%
      9/30/2001 ....................         0.01%           0.01%         0.01%        0.01%        0.01%         0.01%
     Net Investment Income per Share
      9/30/2003 ....................     $      -        $  (0.01)     $  (0.01)    $  (0.01)    $  (0.01)     $  (0.01)
      9/30/2002 ....................     $  (0.01)       $  (0.01)     $      -     $  (0.01)    $      -      $      -
      9/30/2001 ....................     $      -        $   0.01      $      -     $   0.01     $      -      $      -

                                                                   CORE BOND TOTAL RETURN
                                      --------------------------------------------------------------------------------
                                        BLACKROCK    INSTITUTIONAL     SERVICE    INVESTOR A   INVESTOR B   INVESTOR C
                                      ------------- --------------- ------------ ------------ ------------ -----------
     Net Investment Income Ratio
      9/30/2003 ....................         0.02%           0.01%        0.01%       0.01%         0.02%        0.01%
      9/30/2002 ....................      (0.10)%       (0.10)%      (0.10)%   (0.10)%       (0.10)%      (0.10)%
      9/30/2001 ....................         0.02%           0.01%        0.01%       0.01%         0.02%        0.01%
     Net Investment Income per Share
      9/30/2003 ....................     $      -        $      -      $     -    $      -       $     -      $     -
      9/30/2002 ....................     $  (0.01)       $  (0.01)     $     -    $  (0.01)      $     -      $     -
      9/30/2001 ....................     $      -        $      -      $     -    $   0.01       $     -      $     -

                                                                    CORE PLUS TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                        BLACKROCK    INSTITUTIONAL     SERVICE     INVESTOR A   INVESTOR B    INVESTOR C
                                      ------------- --------------- ------------- ------------ ------------ -------------
     Net Investment Income Ratio
      9/30/2003 ....................        (0.01)%         (0.01)%       (0.01)%      (0.01)%      (0.01)%       (0.01)%
     Net Investment Income per Share
      9/30/2003 ....................     $      -        $      -      $      -     $      -     $      -      $      -

                               155

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                      GOVERNMENT INCOME
                                      --------------------------------------------------
                                       BLACKROCK   INVESTOR A   INVESTOR B   INVESTOR C
                                      ----------- ------------ ------------ ------------
     Net Investment Income Ratio
      9/30/2003 ....................        0.07%        0.07%        0.07%        0.07%
      9/30/2002 ....................           -%        0.20%        0.20%        0.21%
      9/30/2001 ....................           -%        0.09%        0.10%        0.09%
     Net Investment Income per Share
      9/30/2003 ....................     $  0.01      $  0.01      $  0.01      $  0.01
      9/30/2002 ....................     $     -      $  0.02      $  0.02      $  0.02
      9/30/2001 ....................     $     -      $  0.01      $  0.01      $     -

                                                                           GNMA
                                      ------------------------------------------------------------------------------
                                       BLACKROCK   INSTITUTIONAL     SERVICE    INVESTOR A   INVESTOR B   INVESTOR C
                                      ----------- --------------- ------------ ------------ ------------ -----------
     Net Investment Income Ratio
      9/30/2003 ....................        0.11%          0.12%        0.11%        0.12%        0.12%       0.11%
      9/30/2002 ....................           -%          0.37%        0.36%        0.37%        0.37%       0.36%
      9/30/2001 ....................           -%       (0.10)%    (0.10)%    (0.10)%     (0.10)%    (0.10)%
     Net Investment Income per Share
      9/30/2003 ....................     $     -       $   0.02     $   0.01     $   0.01      $  0.01     $  0.01
      9/30/2002 ....................     $     -       $   0.02     $   0.01     $   0.03      $  0.02     $  0.01
      9/30/2001 ....................     $     -       $  (0.01)    $  (0.01)    $  (0.01)     $     -     $     -

                                                                 MANAGED INCOME
                                      ------------------------------------------------------------------
                                       INSTITUTIONAL     SERVICE     INVESTOR A   INVESTOR B   INVESTOR C
                                      --------------- ------------- ------------ ------------ ------------
     Net Investment Income Ratio
      9/30/2003 ....................        (0.03)%     (0.03)%    (0.03)%    (0.02)%    (0.02)%
      9/30/2002 ....................        (0.04)%     (0.04)%    (0.04)%    (0.04)%    (0.05)%
      9/30/2001 ....................           0.01%         0.01%        0.01%        0.01%        0.01%
     Net Investment Income per Share
      9/30/2003 ....................       $      -      $      -     $      -     $      -     $      -
      9/30/2002 ....................       $  (0.01)     $  (0.01)    $  (0.01)    $  (0.01)    $  (0.01)
      9/30/2001 ....................       $      -      $      -     $      -     $      -     $      -

      Investment Transactions and Investment Income - Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss thereon is determined by use of the specific identification method, generally first in first out, for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized, respectively, for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Dividends are recorded on the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are presented as an adjustment to interest income.

     Repurchase Agreements - Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price.
The agreements are conditioned upon the collateral being deposited under the
Federal Reserve book-entry system or held in a separate account by the
Portfolio's custodian or an authorized securities depository.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     Reverse Repurchase Agreements - The Portfolios may enter into reverse repurchase agreements with qualified third party brokers-dealers as determined by and under the direction of the Board. Interest on the value of the reverse

156

                                BLACKROCK FUNDS

repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance and is included within the related liability on the statement of assets and liabilities. At the time the Portfolios enter into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     Futures Transactions - The Portfolios use futures and options on futures contracts typically as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The Portfolio may also use these instruments for leverage. These futures contracts obligate a Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. Upon entering into a futures contract, the Portfolios are required to deposit cash or pledge securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolios each day (daily variation margin) and are recorded as cumulative unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios' basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities.
Second, it is possible that a lack of liquidity for futures contracts could exist in the market, resulting in an inability to liquidate a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     Stripped Mortgage Backed Securities - The Portfolios may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO"
class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including pre-payments) on the related underlying mortgage assets, and principal pre-payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Portfolio may not fully recoup its initial investment in IOs.
Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Portfolios also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Portfolio's limit on illiquid securities.

     Investing in Government Sponsored Enterprises - The Portfolios invest in securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac")
and similar United States Government sponsored entities such as Federal
National Mortgage Association ("Fannie Mae") and the Federal Home Loan Banks
("FHLB's"). Freddie Mac, Fannie Mae and FHLB's, although chartered and sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by Freddie Mac, Fannie Mae and
FHLB's are neither guaranteed nor insured by the United States Government.

     Option Writing/Purchasing - The Portfolios may write or purchase financial options contracts for the purpose of hedging or earning additional income, which may be deemed speculative. When the Portfolios write or purchase an option, an amount equal to the premium received or paid by the Portfolios is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the
Portfolios on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolios have realized a gain or a loss on investment transactions. The Portfolios as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Swaptions Writing - The Portfolios may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield.
Swaption contracts wirtten by the Portfolios represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

                                                                             157

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     When a Portfolio writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities or Schedule of
Investments. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Portfolio as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

     Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Portfolios enter into swaption contracts with counterparties whose creditworthiness has been evaluated by BlackRock. The Portfolios bear the market risk arising from any change in index values or interest rates.

     Written or purchased option and swaption transactions entered into during the six months ended March 31, 2006 are as follows:

                                                                                                   INTERMEDIATE
                                     ENHANCED INCOME             LOW DURATION BOND               GOVERNMENT BOND
                                -------------------------   ----------------------------   ----------------------------
                                 NUMBER OF                   NUMBER OF                      NUMBER OF
                                 CONTRACTS      PREMIUM      CONTRACTS        PREMIUM       CONTRACTS        PREMIUM
                                -----------   -----------   -----------   --------------   -----------   --------------
 Balance at 9/30/05 .........             -      $      -             -      $         -         4,880      $ 2,316,820
 Purchased ..................            10        10,157        27,018        4,942,990         3,380        1,889,010
 Written ....................           610        18,865        16,146          510,426           334          172,324
 Expired ....................             -             -             -                -             -                -
 Closed .....................            10         1,470        13,542        1,017,957         2,276        1,130,930
                                        ---      --------        ------      -----------         -----      -----------
 Balance at 3/31/06 .........           590      $ 10,178         2,670      $ 3,414,607           442      $   530,796
                                        ===      ========        ======      ===========         =====      ===========

                                        INTERMEDIATE                  INTERMEDIATE                    CORE BOND
                                            BOND                       PLUS BOND                    TOTAL RETURN
                                ----------------------------   --------------------------   -----------------------------
                                 NUMBER OF                      NUMBER OF                    NUMBER OF
                                 CONTRACTS        PREMIUM       CONTRACTS       PREMIUM      CONTRACTS        PREMIUM
                                -----------   --------------   -----------   ------------   -----------   ---------------
 Balance at 9/30/05 .........         7,760      $ 3,745,770           220      $ 106,900        36,963      $ 15,473,746
 Purchased ..................         4,740        2,632,190           160         89,160        14,640         8,143,459
 Written ....................           466          240,125            12          6,312         1,460           754,818
 Expired ....................             -                -             -              -             -                 -
 Closed .....................         2,974        1,477,895            84         41,738           500           272,038
                                      -----      -----------           ---      ---------        ------      ------------
 Balance at 3/31/06 .........           512      $   124,190            12      $  17,686        23,283      $  7,813,067
                                      =====      ===========           ===      =========        ======      ============

                                         CORE PLUS                                                  INFLATION
                                        TOTAL RETURN               GOVERNMENT INCOME              PROTECTED BOND
                                ----------------------------   --------------------------   --------------------------
                                 NUMBER OF                      NUMBER OF                    NUMBER OF
                                 CONTRACTS        PREMIUM       CONTRACTS       PREMIUM      CONTRACTS       PREMIUM
                                -----------   --------------   -----------   ------------   -----------   ------------
 Balance at 9/30/05 .........         4,883      $ 2,032,676           718     $  449,984           501      $ 197,735
 Purchased ..................         1,900        1,053,270           188         31,142           324         48,030
 Written ....................           178           91,741         5,612      2,246,751           306         71,906
 Expired ....................             -                -           251         41,578            72         11,013
 Closed .....................            56           30,332         5,063      2,116,761            68         75,545
                                      -----      -----------         -----     ----------           ---      ---------
 Balance at 3/31/06 .........         3,105      $ 1,040,815         1,330     $  590,410           487      $ 157,079
                                      =====      ===========         =====     ==========           ===      =========

                                           GNMA                     MANAGED INCOME               INTERNATIONAL BOND
                                --------------------------   ----------------------------   ----------------------------
                                 NUMBER OF                    NUMBER OF                      NUMBER OF
                                 CONTRACTS       PREMIUM      CONTRACTS        PREMIUM       CONTRACTS        PREMIUM
                                -----------   ------------   -----------   --------------   -----------   --------------
 Balance at 9/30/05 .........           410      $ 230,727        10,334      $ 4,347,478         7,760      $ 3,275,520
 Purchased ..................            71         11,761         3,840        2,139,840         4,098        2,062,993
 Written ....................         1,976        791,115           374          192,840             -                -
 Expired ....................            95         15,737             -                -             -                -
 Closed .....................         1,776        745,916           124           67,165         2,460        1,216,470
                                      -----      ---------        ------      -----------         -----      -----------
 Balance at 3/31/06 .........           634      $ 279,902         6,744      $ 2,333,313         1,202      $     3,943
                                      =====      =========        ======      ===========         =====      ===========

158

                          BLACKROCK FUNDS

                                        HIGH YIELD BOND
                                   -------------------------
                                    NUMBER OF
                                    CONTRACTS      PREMIUM
                                   -----------   -----------
    Balance at 9/30/05 .........           119     $  89,553
    Purchased ..................             -             -
    Written ....................         6,061       560,268
    Expired ....................         4,092       433,519
    Closed .....................             -             -
                                         -----     ---------
    Balance at 3/31/06 .........         2,088     $ 216,302
                                         =====     =========

      TBA Purchase Commitments - The Portfolios may enter into to be announced
("TBA") commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of a Portfolios' other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation".

     Mortgage Dollar Rolls - The Portfolios may enter into mortgage dollar rolls (principally using TBA commitments) in which the Portfolios sell mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolios account for such dollar rolls as purchases and sales and receive compensation, in either "fee" or "drop", as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a
Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder.
Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

     Financing Transactions - The Portfolios may enter into financing transactions consisting of the sales by a Portfolio of securities together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted. The value of the security may change over the term of the financing transaction.

     Inflation-indexed Bonds - Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S.
Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     Bridge Debt Commitments - At March 31, 2006, the High Yield Bond Portfolio
had $65,541 in commitments outstanding to fund high yield bridge debt. The High
Yield Bond Portfolio is entitled to a fee upon the expiration of the commitment period, generally within six months of the initial commitment date. The bridge debt terms approximate market rates at the time the commitment is entered into.

     Securities Lending - Through an agreement with PFPC Trust Company, the
Portfolios may lend portfolio securities to certain brokers, dealers or other financial institutions that pay the Portfolios a negotiated fee. Prior to the close of each business day, loans of U.S. securities are secured by collateral equal to at least 102% of the market value of the securities on loan. Loans of foreign securities are secured by collateral equal to at least 105% of the market value of securities on loan. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Cash collateral received in connection with the securities lending is invested in short-term

                                                                             159

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

investments by the lending agent. The lending agent has hired BlackRock Capital
Management, Inc. ("BCM"), a wholly-owned subsidiary of BlackRock, Inc., and pays BCM to provide advisory services with respect to the collateral of all of the clients of its securities lending program. The lending agent may invest such collateral in short-term investments, including the Institutional Money
Market Trust (the "Trust"), an affiliate of the Fund, a portfolio of money market securities, or high-quality, short-term instruments with a maturity date not to exceed 397 days. The securities lending income included in the accompanying Statements of Operations is principally derived from investments in the Trust and accordingly represents income earned from an affiliate. BCM serves as investment adviser to the Trust but receives no fees from the Trust for these services. Administrative and accounting services are provided by PFPC
Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial
Services Group, Inc. PFPC is paid a fee from the Trust at an annual rate not to exceed 0.10% of the Trust's average daily net assets.

     At March 31, 2006, the market value of securities on loan, cash collateral invested in the Trust and total value of collateral held in connection with securities lending is summarized as follows:

                                MARKET VALUE      MARKET VALUE OF         TOTAL MARKET
                               OF SECURITIES      CASH COLLATERAL           VALUE OF
                                  ON LOAN      INVESTED IN THE TRUST   COLLATERAL RECEIVED
                              --------------- ----------------------- --------------------
 Intermediate Bond .........      $ 2,765,000             $ 2,912,000          $ 2,912,000
 Managed Income ............          748,563                 768,500              768,500
 High Yield Bond ...........       62,517,105              65,324,004           65,337,286

     In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires the use of management estimates. Actual results could differ from these estimates and such differences could be material.

     Transfers In-Kind - During the year ended September 30, 2005 and six months ended March 31, 2006, there were no transfers In-kinds.

     Other - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of a
Portfolio are due to class-specific expenses and waivers. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

160

                                BLACKROCK FUNDS

(D) Agreements and Other Transactions with Affiliates and Related Parties

     Pursuant to an Investment Advisory Agreement, BlackRock serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc.,
("BFM"), a wholly-owned subsidiary of BlackRock, Inc., serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and payable monthly, at the following annual rates, based on each
Portfolio's average daily net assets:

                                         EACH PORTFOLIO
                                  EXCEPT THE ENHANCED INCOME,
                                 INTERNATIONAL BOND, INFLATION   INTERNATIONAL BOND   INFLATION PROTECTED
                                     PROTECTED BOND & GNMA             & GNMA                BOND
                                ------------------------------- -------------------- --------------------
                                           INVESTMENT                INVESTMENT           INVESTMENT
AVERAGE DAILY NET ASSETS                  ADVISORY FEE              ADVISORY FEE         ADVISORY FEE
------------------------------- ------------------------------- -------------------- --------------------
     first $1 billion                                     .500%                .550%                .400%
     $1 billion-$2 billion                                .450                 .500                 .375
     $2 billion-$3 billion                                .425                 .475                 .350
     greater than $3 billion                              .400                 .450                 .325

     The investment advisory fee for the Enhanced Income Portfolio is 0.40%.

     BlackRock pays BFM fees for its sub-advisory services.

     PFPC Trust Company, an indirect subsidiary of The PNC Financial Services
Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC Inc.
("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services
Group, Inc. serves as transfer agent and dividend disbursing agent. The custodian and the transfer agent have agreed to voluntarily waive a portion of their fees during the period.

     Shares of each class of each Portfolio of the Fund bear their pro rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the
Fund's Amended and Restated Distribution and Service Plan.

     Prior to February 1, 2006, the BlackRock Shares bore a transfer agent fee at an annual rate not to exceed 0.005% of the average daily net assets plus per account fees and disbursements. Institutional, Service, Investor A, Investor B,
and Investor C Share classes each bore a transfer agent fee at an annual rate not to exceed .018% of the annual average net assets of such respective classes plus per account fees and disbursements. Certain other transfer agency fees were allocated on relative net assets of each class of each Portfolio.

     Effective February 1, 2006, each class of each Portfolio bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of each Portfolio are comprised of those fees charged by the transfer agent for issuing and redeeming shares of each class of each
Portfolio, all shareholder communications including shareholder reports, dividend and distribution notices, proxy materials for its meetings to shareholders and maintenance of shareholder accounts; networking and recordkeeping/shareholder services fees; and reimbursements to BlackRock for costs related to the Fund's investor service center.

     PFPC and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. Prior to February 1, 2006 the fee was paid at the following annual rates: 0.085% of the first $500 million, 0.075% of the next
$500 million and 0.065% of assets in excess of $1 billion. In addition, each of the share classes, except for the BlackRock Class, was charged an administration fee based on the following percentage of average daily net assets of each respective class: 0.145% of the first $500 million, 0.135% of the next $500 million and 0.125% of assets in excess of $1 billion. The
BlackRock Class was charged an administration fee of 0.035% of the first $500 million, 0.025% of the next $500 million and 0.015% of assets in excess of $1 billion. Effective February 1, 2006, the administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next
$500 million and 0.055% of assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of assets in excess of $1 billion. In addition, PFPC and BlackRock may, at their discretion, voluntarily waive all or any portion of their administration fees for any
Portfolio or share class.

                                                                             161

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     For the six months ended March 31, 2006, the following shows the various types of class specific expenses borne directly by each class of each Portfolio and any associated waivers of those expenses.

                                                       SHARE CLASSES
ADMINISTRATION FEES                       ---------------------------------------
                                           BLACKROCK   INSTITUTIONAL    SERVICE
                                          ----------- --------------- -----------
   Enhanced Income ......................    $  3,931        $ 17,377    $     29
   Low Duration Bond ....................      84,154         181,794     196,996
   Intermediate Government Bond .........           -         111,006         438
   Intermediate Bond ....................      66,439         163,195      49,755
   Intermediate PLUS Bond ...............       4,754             425           -
   Core Bond Total Return ...............     166,077         324,090      79,340
   Core PLUS Total Return ...............      53,058             387           -
   Government Income ....................       1,448               -     117,020
   Inflation Protected Bond .............       3,398           6,254           1
   GNMA .................................       1,755          62,047       4,231
   Managed Income .......................           -         301,287      46,183
   International Bond ...................      15,268         149,693      47,777
   High Yield Bond ......................      24,367          84,481      85,013

                                                            SHARE CLASSES
ADMINISTRATION FEES                       --------------------------------------------------
                                           INVESTOR A   INVESTOR B   INVESTOR C     TOTAL
                                          ------------ ------------ ------------ -----------
   Enhanced Income ......................     $      1     $      -     $      -    $ 21,338
   Low Duration Bond ....................       42,855       22,829       36,112     564,740
   Intermediate Government Bond .........      175,256       37,841       10,053     334,594
   Intermediate Bond ....................       14,665        5,408        4,696     304,158
   Intermediate PLUS Bond ...............           15            1            -       5,195
   Core Bond Total Return ...............      112,731       24,974       36,991     744,203
   Core PLUS Total Return ...............           44           73           30      53,592
   Government Income ....................      137,437       21,465       17,207     294,577
   Inflation Protected Bond .............        2,121        1,264        2,086      15,124
   GNMA .................................        7,846        9,860       13,047      98,786
   Managed Income .......................       14,636        3,309          643     366,058
   International Bond ...................       84,037        9,852       30,547     337,174
   High Yield Bond ......................      135,085       55,490       25,226     409,662

                                                      SHARE CLASSES
ADMINISTRATION FEES WAIVED                --------------------------------------
                                           BLACKROCK   INSTITUTIONAL    SERVICE
                                          ----------- --------------- ----------
   Enhanced Income ......................    $  3,931        $  6,370   $      1
   Low Duration Bond ....................      84,154           9,676          -
   Intermediate Government Bond .........           -         111,006        303
   Intermediate Bond ....................      66,439           8,831      3,888
   Intermediate PLUS Bond ...............       4,754               -          -
   Core Bond Total Return ...............     166,077          15,391          -
   Core PLUS Total Return ...............      53,058               -          -
   Government Income ....................       1,448               -          -
   Inflation Protected Bond .............       3,398             683          -
   GNMA .................................       1,755           3,220          -
   Managed Income .......................           -         300,412     27,623
   International Bond ...................      11,248               -          -
   High Yield Bond ......................      24,367           4,198          -

                                                             SHARE CLASSES
ADMINISTRATION FEES WAIVED                ----------------------------------------------------
                                           INVESTOR A   INVESTOR B   INVESTOR C      TOTAL
                                          ------------ ------------ ------------ -------------
   Enhanced Income ......................     $      -      $     -      $     -     $  10,302
   Low Duration Bond ....................        3,177        1,578        2,516       101,101
   Intermediate Government Bond .........            -        2,642          387       114,338
   Intermediate Bond ....................            -          183            -        79,341
   Intermediate PLUS Bond ...............            -            -            -         4,754*
   Core Bond Total Return ...............        7,614            -            -       189,082
   Core PLUS Total Return ...............            4            6            3        53,071
   Government Income ....................            -            -            -         1,448
   Inflation Protected Bond .............            -            -            -         4,081*
   GNMA .................................            -            -            -         4,975
   Managed Income .......................            -          227            -       328,262
   International Bond ...................        5,661            -            -        16,909
   High Yield Bond ......................       10,451        4,027        1,887        44,930

* Additionally, a fund level administration waiver was incurred in the amount of $8,834 on Intermediate PLUS Bond Portfolio and $12,558 on Inflation
   Protected Bond Portfolio.

                                                       SHARE CLASSES
TRANSFER AGENT FEES                       ---------------------------------------
                                           BLACKROCK   INSTITUTIONAL    SERVICE
                                          ----------- --------------- -----------
   Enhanced Income ......................     $ 1,170         $ 3,049    $     25
   Low Duration Bond ....................      49,002          44,220     105,204
   Intermediate Government Bond .........           -          28,227         235
   Intermediate Bond ....................      23,251          32,594      53,232
   Intermediate PLUS Bond ...............       1,028              79           9
   Core Bond Total Return ...............      87,792          66,923      21,614
   Core PLUS Total Return ...............      17,899              35           8
   Government Income ....................         597               -      52,393
   Inflation Protected Bond .............       1,346           1,452          28
   GNMA .................................         725          13,371       1,352
   Managed Income .......................           -          58,140      13,652
   International Bond ...................      10,376          49,079      27,741
   High Yield Bond ......................      11,651          23,220      22,495

                                                            SHARE CLASSES
TRANSFER AGENT FEES                       -------------------------------------------------
                                           INVESTOR A   INVESTOR B   INVESTOR C     TOTAL
                                          ------------ ------------ ------------ ----------
   Enhanced Income ......................     $     25     $      -     $      -    $ 4,269
   Low Duration Bond ....................       30,579       17,776       24,705    271,486
   Intermediate Government Bond .........      101,143       31,446        7,591    168,642
   Intermediate Bond ....................       10,107        4,528        2,869    126,581
   Intermediate PLUS Bond ...............           11           15            5      1,147
   Core Bond Total Return ...............       77,918       19,647       25,185    299,079
   Core PLUS Total Return ...............           73           83           37     18,135
   Government Income ....................      102,785       21,482       11,670    188,927
   Inflation Protected Bond .............        1,223          627          689      5,365
   GNMA .................................        4,848        6,863        8,787     35,946
   Managed Income .......................        5,507        2,638          291     80,228
   International Bond ...................       87,123        9,611       19,726    203,656
   High Yield Bond ......................      122,507       42,190       18,048    240,111

162

                          BLACKROCK FUNDS

                                                                              SHARE CLASSES
TRANSFER AGENT FEES WAIVED                --------------------------------------------------------------------------------------
                                           BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C    TOTAL
                                          ----------- --------------- --------- ------------ ------------ ------------ ---------
   Enhanced Income ......................      $   59            $  -      $  2      $     2       $    -       $    -   $    63
   Low Duration Bond ....................       3,245               -         -        2,655          826        1,180     7,906
   Intermediate Government Bond .........           -             885         -            -          858            -     1,743
   Intermediate Bond ....................       1,357               -       649            -            2            -     2,008
   Intermediate PLUS Bond ...............         119               -         2            -            -            1       122
   Core Bond Total Return ...............       4,779               -         -            -            -            -     4,779
   Core PLUS Total Return ...............           1               -         1            6            4            -        12
   Government Income ....................          59               -         -            -            -            -        59
   Inflation Protected Bond .............          59               -        15            -            -            -        74
   GNMA .................................          59               -         -            -            -            -        59
   Managed Income .......................           -               -         -            -           20            -        20
   International Bond ...................           -               -         -        9,027            -            -     9,027
   High Yield Bond ......................         531               -         -       13,275        3,186          688    17,680

                                                                              SHARE CLASSES
TRANSFER AGENT FEES REIMBURSED            --------------------------------------------------------------------------------------
                                           BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C    TOTAL
                                          ----------- --------------- --------- ------------ ------------ ------------ ---------
   Enhanced Income ......................     $   129          $    -   $     4      $    21       $    -       $    -   $   154
   Low Duration Bond ....................      17,785               -         -          745        3,030        1,861    23,421
   Intermediate Government Bond .........           -           4,758        82            -            -            -     4,840
   Intermediate Bond ....................       2,887               -    12,803            -            -            -    15,690
   Intermediate PLUS Bond ...............         229               -         8            -           12            5       254
   Core Bond Total Return ...............      10,923               -         -            -            -            -    10,923
   Core PLUS Total Return ...............       2,551               -         7           14           10            1     2,583
   Government Income ....................          79               -         -            -            -            -        79
   Inflation Protected Bond .............         186               -        12            -            -            -       198
   GNMA .................................          95               -         -            -            -            -        95
   International Bond ...................           -               -         -       11,990            -            -    11,990
   High Yield Bond ......................       1,674               -         -       14,836        2,632            -    19,142

                                                                       SHARE CLASSES
SHAREHOLDER SERVICE FEES                    --------------------------------------------------------------------
                                              SERVICE     INVESTOR A     INVESTOR B     INVESTOR C       TOTAL
                                            ----------   ------------   ------------   ------------   ----------
   Enhanced Income ......................     $     67       $      3       $      -        $     -     $     70
   Low Duration Bond ....................      462,549        100,179         52,420         83,079      698,227
   Intermediate Government Bond .........        1,015        406,862         87,094         23,039      518,010
   Intermediate Bond ....................      117,763         34,103         12,563         10,998      175,427
   Intermediate PLUS Bond ...............            -             39              2              -           41
   Core Bond Total Return ...............      182,122        269,284         57,900         85,987      595,293
   Core PLUS Total Return ...............            -            111            172             76          359
   Government Income ....................      280,105        328,894         49,739         40,640      699,378
   Inflation Protected Bond .............            2          4,953          3,042          4,946       12,943
   GNMA .................................       10,001         18,328         22,786         30,029       81,144
   Managed Income .......................      111,958         33,941          7,586          1,504      154,989
   International Bond ...................      108,248        191,737         22,797         70,575      393,357
   High Yield Bond ......................      207,506        318,812        128,975         59,118      714,411

                                                                             163

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                 SHARE CLASSES
DISTRIBUTION FEES                           -------------------------------------------------------
                                             INVESTOR A     INVESTOR B     INVESTOR C       TOTAL
                                            ------------   ------------   ------------   ----------
   Enhanced Income ......................       $      2       $      -       $      -     $      2
   Low Duration Bond ....................         39,929        157,262        249,239      446,430
   Intermediate Government Bond .........        162,912        261,325         69,117      493,354
   Intermediate Bond ....................         13,625         37,688         32,995       84,308
   Intermediate PLUS Bond ...............             15              8              -           23
   Core Bond Total Return ...............        107,903        173,718        257,964      539,585
   Core PLUS Total Return ...............             44            514            229          787
   Government Income ....................        131,746        149,217        121,917      402,880
   Inflation Protected Bond .............          1,974          9,138         14,837       25,949
   GNMA .................................          7,322         68,362         90,082      165,766
   Managed Income .......................         13,555         22,760          4,515       40,830
   International Bond ...................         76,311         68,401        211,787      356,499
   High Yield Bond ......................        127,765        387,005        177,488      692,258

                                             SHARE CLASSES
DISTRIBUTION FEES WAIVED                    ---------------
                                               INVESTOR A
                                            ---------------
   Enhanced Income ......................          $      2
   Low Duration Bond ....................            39,929
   Intermediate Government Bond .........           162,912
   Intermediate Bond ....................            13,625
   Intermediate PLUS Bond ...............                15
   Core Bond Total Return ...............           107,903
   Core PLUS Total Return ...............                44
   Government Income ....................           131,746
   Inflation Protected Bond .............             1,974
   GNMA .................................             7,322
   Managed Income .......................            13,555
   International Bond ...................            76,311
   High Yield Bond ......................           127,765

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements.
The agreements set a limit on certain of the operating expenses of each
Portfolio for the next year and require BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.  These expense limits apply to the aggregate expenses incurred on a share class (excluding: interest, taxes, brokerage commissions and other extraordinary expenses).

     At March 31, 2006, the amounts receivable from BlackRock for each
Portfolio with reimbursements was as follows:

   Enhanced Income ......................    $    56
   Low Duration Bond ....................     12,825
   Intermediate Government Bond .........      2,540
   Intermediate Bond ....................      8,121
   Intermediate PLUS Bond ...............        134
   Core Bond Total Return ...............      5,739
   Core PLUS Total Return ...............      1,359
   Government Income ....................         41
   Inflation Protected Bond .............        104
   GNMA .................................         50
   International Bond ...................      7,872
   High Yield Bond ......................      9,909

164

                                BLACKROCK FUNDS

     BlackRock has contractually agreed to waive or reimburse fees or expenses until February 1, 2007, in order to limit expenses as follows.  This agreement is reviewed annually by the Fund's Board.

                                                                         SHARE CLASSES
                                          ---------------------------------------------------------------------------
                                           BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                          ----------- --------------- --------- ------------ ------------ -----------
   Enhanced Income ......................       0.30%           0.40%     0.75%        0.80%          NA         NA
   Low Duration Bond ....................       0.40%           0.55%     0.85%        0.81%        1.56%       1.56%
   Intermediate Government Bond .........         NA            0.60%     0.90%        1.07%        1.82%       1.82%
   Intermediate Bond ....................       0.45%           0.60%     0.90%        0.95%        1.70%       1.70%
   Intermediate PLUS Bond ...............       0.40%           0.55%     0.85%        0.90%        1.65%       1.65%
   Core Bond Total Return ...............       0.40%           0.55%     0.85%        0.81%        1.65%       1.65%
   Core PLUS Total Return ...............       0.40%           0.55%     0.85%        0.90%        1.65%       1.65%
   Government Income ....................       0.45%             NA      0.90%        1.07%        1.82%       1.82%
   Inflation Protected Bond .............       0.30%           0.40%     0.75%        0.85%        1.60%       1.60%
   GNMA .................................       0.45%           0.60%     0.90%        1.07%        1.82%       1.82%
   Managed Income .......................         NA            0.65%     0.95%        1.12%        1.87%       1.87%
   International Bond ...................       0.78%           1.03%     1.33%        1.19%        2.25%       2.25%
   High Yield Bond ......................       0.55%           0.70%     1.00%        0.96%        1.71%       1.71%

     If in the following two years the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay
BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock at the previous quarterly meeting.

     Under terms of the Agreement and Plan of Reorganization of the State
Street Government Income Fund and the State Street High Income Fund, fees waived by BlackRock through February 1, 2007, on the Institutional, Investor A,
Investor B, and Investor C Share classes of the Intermediate Government Bond
Portfolio and the High Yield Bond Portfolio are not subject to future recoupment by BlackRock.

     At March 31, 2006, the amounts subject to possible future reimbursement under the expense limitation agreement were as follows:

                                                                                                 TOTAL WAIVERS
                                            EXPIRING           EXPIRING           EXPIRING         SUBJECT TO
                                        JANUARY 31, 2007   JANUARY 31, 2008   JANUARY 31, 2009   REIMBURSEMENT
                                       ------------------ ------------------ ------------------ ---------------
   Enhanced Income ..................          $  271,986         $  237,516           $ 27,252     $   536,754
   Low Duration Bond ................           4,373,486          3,977,877            432,165       8,783,528
   Intermediate Bond ................           2,070,723          2,101,789            224,547       4,397,059
   Intermediate PLUS Bond ...........             146,763            178,282             22,734         347,779
   Core Bond Total Return ...........           5,428,876          5,856,434            654,954      11,940,264
   Core PLUS Total Return ...........             941,716          1,116,993            148,489       2,207,198
   Government Income ................             363,760            787,864             68,746       1,220,370
   Inflation Protected Bond .........             182,698            256,149             19,864         458,711
   GNMA .............................             696,440            661,884             42,835       1,401,159
   Managed Income ...................           1,236,727          1,200,201             21,682       2,458,610
   International Bond ...............              26,818             55,064             26,678         108,560

                                                                             165

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     The following waivers previously incurred on the portfolios which were subject to recoupment by BlackRock expired on January 31, 2006:

   Low Duration Bond ..............    $ 3,619,537
   Intermediate Bond ..............      1,750,280
   Core Bond Total Return .........      5,029,818
   Core PLUS Total Return .........        606,696
   Government Income ..............        361,714
   GNMA ...........................        830,940
   Managed Income .................      1,600,137
   International Bond .............         16,453

     Pursuant to the Fund's Amended and Restated Distribution and Service Plan
(the "Plan"), the Portfolio may pay BlackRock Distributors, Inc. (the
"Distributor") and/or BlackRock or any other affiliate of The PNC Financial
Services Group, Inc. fees for distribution and sales support services.
Currently, only Investor A Shares, Investor B Shares and Investor C Shares bear the expense of distribution fees under the Plan. In addition, the Portfolio may pay brokers, dealers, financial institutions and industry professionals
(including The PNC Financial Services Group, Inc. and its affiliates) ("service organizations") fees for the provision of personal services to shareholders.
BlackRock may receive some of the service fees paid by the Portfolio in return for providing services to shareholders. Currently, only Investor A Shares,
Investor B Shares, Investor C Shares and Service Shares bear the expense of service fees under the Plan.

     The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan
(the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

                                    Class Specific Fee Arrangements
           Portfolio                                         Share Classes
                                       BlackRock             Institutional              Service
                                 Contractual    Actual   Contractual    Actual   Contractual    Actual
                                     Fees      Fees(4)       Fees      Fees(4)     Fees(1)     Fees(4)
 Enhanced Income                     None        None        None        None   0.25%         0.25%
 Low Duration Bond                   None        None        None        None   0.25%         0.25%
 Intermediate Government Bond        N/A         N/A         None        None   0.25%         0.25%
 Intermediate Bond                   None        None        None        None   0.25%         0.25%
 Intermediate PLUS Bond              None        None        None        None   0.25%         0.25%
 Core Bond Total Return              None        None        None        None   0.25%         0.25%
 Core PLUS Total Return              None        None        None        None   0.25%         0.25%
 Government Income                   None        None        N/A         N/A    0.25%         0.25%
 Inflation Protected Bond            None        None        None        None   0.25%         0.25%
 GNMA                                None        None        None        None   0.25%         0.25%
 Managed Income                      N/A         N/A         None        None   0.25%         0.25%
 International Bond                  None        None        None        None   0.25%         0.25%
 High Yield Bond                     None        None        None        None   0.25%         0.25%

           Portfolio                                         Share Classes
                                      Investor A              Investor B               Investor C
                                 Contractual    Actual   Contractual    Actual   Contractual    Actual
                                   Fees(2)     Fees(4)     Fees(3)     Fees(4)     Fees(3)      Fees(4)
 Enhanced Income                0.35%         0.25%         N/A         N/A         N/A         N/A
 Low Duration Bond              0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Intermediate Government Bond   0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Intermediate Bond              0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Intermediate PLUS Bond         0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Core Bond Total Return         0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Core PLUS Total Return         0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Government Income              0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Inflation Protected Bond       0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 GNMA                           0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 Managed Income                 0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 International Bond             0.35%         0.25%     1.00%         1.00%     1.00%         1.00%
 High Yield Bond                0.35%         0.25%     1.00%         1.00%     1.00%         1.00%

(1) - The maximum annual contractual fees are comprised of a 0.25% service fee.
(2) - The maximum annual contractual fees are comprised of a 0.10% distribution fee and a  0.25% service fee.
(3) - The maximum annual contractual fees are comprised of a 0.75% distribution fee and a  0.25% service fee.
(4) - The actual fees are for the six months ended March 31, 2006.

     BlackRock maintains a call center which is responsible for providing certain shareholder services to the BlackRock Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares.
For the six months ended March 31, 2006, the following amounts have been accrued by each Portfolio to reimburse BlackRock for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

166

                          BLACKROCK FUNDS

                                      BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C     TOTAL
                                     ----------- --------------- --------- ------------ ------------ ------------ ----------
 Enhanced Income ..................      $   635         $   893   $     5      $     2       $    -       $    -    $ 1,535
 Low Duration Bond ................       22,031          13,616    15,384        5,431        2,358        3,597     62,417
 Intermediate Government Bond .....            -          10,706        39       24,631        6,962        1,602     43,940
 Intermediate Bond ................       13,421          10,370     3,443        1,376          486          383     29,479
 Intermediate PLUS Bond ...........          293              10         1            2            2            1        309
 Core Bond Total Return ...........       50,636          20,276     5,823       11,311        2,306        2,936     93,288
 Core PLUS Total Return ...........        9,751               -         1            9            8            2      9,771
 Government Income ................          364               -     8,633       12,022        2,609        2,030     25,658
 Inflation Protected Bond .........          791             390        15          248          134          185      1,763
 GNMA .............................          444           4,594       341          938        1,140        1,301      8,758
 Managed Income ...................            -          18,525     2,888        1,170          305           65     22,953
 International Bond ...............        5,233          15,763     5,543       16,621        1,714        4,339     49,213
 High Yield Bond ..................        7,440           8,234     8,430       25,011        8,031        3,316     60,462

     As of March 31, 2006, affiliated payables were as follows:

                                                                             PNC BANK
                                              PFPC(1)     BLACKROCK(2)     AFFILIATES(3)
                                            ----------   --------------   --------------
   Enhanced Income ......................     $  5,680         $  7,582         $     11
   Low Duration Bond ....................       99,073          455,767          178,323
   Intermediate Government Bond .........      145,703          304,024          135,008
   Intermediate Bond ....................       53,609          303,284           41,739
   Intermediate PLUS Bond ...............        8,557            2,362               11
   Core Bond Total Return ...............      171,420          805,755          170,744
   Core PLUS Total Return ...............       28,909          102,334              205
   Government Income ....................       61,891          202,279          168,797
   Inflation Protected ..................        9,051            6,541            6,486
   GNMA .................................       21,963           67,008           38,228
   Managed Income .......................       52,758          332,761           32,044
   International Bond ...................      123,055          343,549          105,951
   High Yield Bond ......................      160,309          410,249          218,600

(1) - payables to PFPC are for Accounting, Administration, Custody and Transfer
   Agent services provided as of March 31, 2006.
(2) - payables to BlackRock are for Advisory and Administration services provided as of March 31, 2006, and for amounts due BlackRock for costs incurred related to the BlackRock Funds Call Center.
(3) - payables to PNC Bank affiliates are for distribution and sales support services as described under the Plan. The total payable on behalf of the
   Fund, as of March 31, 2006, was $5,632,572, a portion of which is paid to service organizations, including other PNC Bank affiliates.

                                                                             167

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(E) Purchases and Sales of Securities

     For the six months ended March 31, 2006, purchases and sales of securities, other than short-term investments, dollar rolls and U.S. government securities, were as follows:

                                                PURCHASES            SALES
                                            ----------------   ----------------
   Enhanced Income ......................     $   34,065,548     $   20,224,816
   Low Duration Bond ....................        664,164,435        660,559,480
   Intermediate Government Bond .........        339,297,962        116,551,497
   Intermediate Bond ....................        206,001,361        118,992,873
   Intermediate PLUS Bond ...............         12,723,951          5,385,768
   Core Bond Total Return ...............      2,627,261,857      2,012,819,998
   Core PLUS Total Return ...............        317,527,509        233,237,081
   Government Income ....................      1,232,726,636      1,131,975,869
   Inflation Protected Bond .............                  -          1,746,825
   GNMA .................................        172,397,413        186,066,963
   Managed Income .......................        586,986,456        477,304,355
   International Bond ...................        481,514,969        488,893,846
   High Yield Bond ......................        420,181,042        481,177,532

     For the six months ended March 31, 2006, purchases and sales of U.S.
government securities were as follows:

                                                PURCHASES            SALES
                                            ----------------   ----------------
   Enhanced Income ......................     $   16,396,251     $   13,418,966
   Low Duration Bond ....................         62,739,993        286,924,898
   Intermediate Government Bond .........        165,026,864        382,266,474
   Intermediate Bond ....................        303,379,023        409,212,718
   Intermediate PLUS Bond ...............         17,007,088         17,870,939
   Core Bond Total Return ...............      1,458,712,291      1,616,190,357
   Core PLUS Total Return ...............        207,082,399        200,563,164
   Government Income ....................        521,284,904        320,166,452
   Inflation Protected Bond .............         60,530,720         48,113,634
   GNMA .................................         80,614,535         71,496,882
   Managed Income .......................        396,831,042        459,312,637
   International Bond ...................         62,521,555         73,609,022

168

                                BLACKROCK FUNDS

(F) Capital Shares

     Transactions in capital shares for each period were as follows:

                                                                          ENHANCED INCOME
                                              ------------------------------------------------------------------------
                                                           FOR THE
                                                          SIX MONTHS
                                                            ENDED                          FOR THE YEAR ENDED
                                                           3/31/06                               9/30/05
                                              ----------------------------------   -----------------------------------
                                                   SHARES             VALUE              SHARES             VALUE
                                              ---------------   ----------------   -----------------   ---------------
Shares sold:
   BlackRock Class ........................          380,358      $   3,744,004         2,557,797        $  25,360,401
   Institutional Class ....................        1,578,118         15,521,804         4,696,240           46,518,977
   Service Class ..........................            3,342             32,342             4,995               48,742
   Investor A Class .......................               31                301               226                2,230
Shares issued in reinvestment of dividends:
   BlackRock Class ........................            8,096             79,618            27,096              268,396
   Institutional Class ....................               86                841               201                1,987
   Service Class ..........................                5                 46                 4                   43
   Investor A Class .......................                4                 44                 3                   30
Shares redeemed:
   BlackRock Class ........................          (29,901)          (293,930)       (2,066,288)         (20,475,433)
   Institutional Class ....................       (1,727,488)       (16,977,446)       (5,002,721)         (49,546,947)
   Service Class ..........................           (3,264)           (31,578)                 (4)               (39)
                                                  ----------      -------------        ------------      -------------
Net increase ..............................          209,387      $   2,076,046           217,549        $   2,178,387
                                                  ==========      =============        ============      =============

                                                                            LOW DURATION BOND
                                                 ------------------------------------------------------------------------
                                                              FOR THE
                                                            SIX MONTHS
                                                               ENDED                        FOR THE YEAR ENDED
                                                              3/31/06                            9/30/05
                                                 --------------------------------- -------------------------------------
                                                      SHARES           VALUE              SHARES             VALUE
                                                 --------------- -----------------   ---------------- -------------------
Shares sold:
   BlackRock Class .............................      7,423,902    $   73,304,726         23,677,584     $   237,200,862
   Institutional Class .........................      3,332,353        32,908,909         13,140,496         131,840,889
   Service Class ...............................      6,075,091        59,992,636         15,491,086         155,287,978
   Investor A Class ............................      2,494,740        24,658,676          3,372,366          33,802,475
   Investor B Class ............................        146,234         1,444,623            305,370           3,060,506
   Investor C Class ............................        578,886         5,713,039          1,111,687          11,134,000
Shares issued in reinvestment of dividends:
   BlackRock Class .............................        902,433         8,897,738          1,577,075          15,770,232
   Institutional Class .........................         54,494           537,740             89,590             896,842
   Service Class ...............................        699,646         6,903,371          1,015,873          10,161,607
   Investor A Class ............................        131,162         1,294,544            180,216           1,803,602
   Investor B Class ............................         37,553           370,509             55,823             558,285
   Investor C Class ............................         42,442           418,563             72,317             723,217
Shares redeemed:
   BlackRock Class .............................     (6,935,756)      (68,491,999)       (47,103,065)       (471,633,795)
   Institutional Class .........................    (11,265,261)     (111,239,605)       (22,415,014)       (224,670,022)
   Service Class ...............................     (7,703,514)      (76,076,929)       (12,747,828)       (127,637,535)
   Investor A Class ............................     (2,795,680)      (27,588,271)        (4,584,912)        (45,968,058)
   Investor B Class ............................     (1,002,627)       (9,899,126)        (2,299,034)        (23,042,304)
   Investor C Class ............................     (1,809,359)      (17,857,769)        (6,267,123)        (62,832,733)
                                                    -----------    --------------        -----------     ---------------
Net decrease ...................................     (9,593,261)   $  (94,708,625)       (35,327,493)    $  (353,543,952)
                                                    ===========    ==============        ===========     ===============

                               169

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                    INTERMEDIATE GOVERNMENT BOND
                                              -------------------------------------------------------------------------
                                                            FOR THE
                                                           SIX MONTHS
                                                             ENDED                           FOR THE YEAR ENDED
                                                            3/31/06                               9/30/05
                                              ------------------------------------   ----------------------------------
                                                   SHARES              VALUE              SHARES             VALUE
                                              ---------------   ------------------   ---------------   ----------------
Shares issued from the reorganization:(1)
   Institutional Class ....................                -       $            -           603,030      $   6,247,476
   Investor A Class .......................                -                    -        35,945,484        373,247,336
   Investor B Class .......................                -                    -         7,860,023         81,415,016
   Investor C Class .......................                -                    -         1,326,873         13,754,555
Shares sold:
   Institutional Class ....................        1,435,768           14,562,214         4,935,111         50,660,534
   Service Class ..........................           27,910              283,772            53,163            551,290
   Investor A Class .......................        1,037,944           10,420,235         2,301,849         23,697,849
   Investor B Class .......................           90,221              915,203           305,328          4,572,462
   Investor C Class .......................           95,640              969,954           166,254          3,465,591
Shares issued in reinvestment of dividends:
   Institutional Class ....................           61,667              624,659           209,245          2,162,681
   Service Class ..........................              678                6,861             1,790             18,467
   Investor A Class .......................          311,983            3,167,258           504,455          5,201,764
   Investor B Class .......................           70,574              714,979           140,188          1,443,361
   Investor C Class .......................           12,144              123,044            25,817            266,289
Shares redeemed:
   Institutional Class ....................       (2,754,499)         (27,915,631)       (7,281,755)       (75,223,527)
   Service Class ..........................          (32,591)            (331,336)          (90,576)          (933,270)
   Investor A Class .......................       (4,624,695)         (46,864,651)       (9,159,278)       (94,649,944)
   Investor B Class .......................       (1,305,084)         (13,228,920)       (1,944,875)       (20,013,613)
   Investor C Class .......................         (458,722)          (4,655,242)         (902,590)        (9,324,007)
                                                  ----------       --------------        ----------      -------------
Net increase (decrease) ...................       (6,031,062)      $  (61,207,601)       34,999,536      $ 366,560,310
                                                  ==========       ==============        ==========      =============

(1) See Note (B).

170

                          BLACKROCK FUNDS

                                                                          INTERMEDIATE BOND
                                              -------------------------------------------------------------------------
                                                            FOR THE
                                                          SIX MONTHS
                                                             ENDED                          FOR THE YEAR ENDED
                                                            3/31/06                               9/30/05
                                              -----------------------------------   -----------------------------------
                                                   SHARES             VALUE              SHARES              VALUE
                                              ---------------   -----------------   ----------------   ----------------
Shares sold:
   BlackRock Class ........................        7,913,517       $  73,126,927         10,943,920      $  103,766,106
   Institutional Class ....................        5,271,966          48,698,485          7,910,204          74,474,551
   Service Class ..........................        2,139,915          19,750,409          4,061,951          38,342,245
   Investor A Class .......................          573,464           5,293,838          1,146,433          10,812,049
   Investor B Class .......................           64,760             597,282            168,492           1,587,038
   Investor C Class .......................          148,108           1,366,987            167,224           1,575,377
Shares issued in reinvestment of dividends:
   BlackRock Class ........................          722,486           6,661,705          1,503,241          14,177,881
   Institutional Class ....................           71,687             660,538            240,047           2,268,072
   Service Class ..........................          210,421           1,940,638            367,148           3,460,910
   Investor A Class .......................           53,996             498,006            111,485           1,051,081
   Investor B Class .......................            9,053              83,513             17,501             165,066
   Investor C Class .......................            7,550              69,703             14,516             137,001
Shares redeemed:
   BlackRock Class ........................       (7,356,504)        (68,150,946)       (12,225,385)       (115,777,289)
   Institutional Class ....................       (7,458,746)        (68,853,517)        (8,948,280)        (84,224,943)
   Service Class ..........................       (1,769,130)        (16,343,541)        (3,068,291)        (28,892,569)
   Investor A Class .......................       (1,129,848)        (10,452,746)        (1,454,381)        (13,699,059)
   Investor B Class .......................         (176,190)         (1,625,849)          (523,981)         (4,940,189)
   Investor C Class .......................         (180,871)         (1,673,943)          (692,275)         (6,522,781)
                                                  ----------       -------------        -----------      --------------
Net decrease ..............................         (884,366)      $  (8,352,511)          (260,431)     $   (2,239,453)
                                                  ==========       =============        ===========      ==============

                                                                  INTERMEDIATE PLUS BOND
                                              ---------------------------------------------------------------
                                                        FOR THE
                                                      SIX MONTHS
                                                         ENDED                     FOR THE YEAR ENDED
                                                        3/31/06                         09/30/05
                                              ---------------------------   ---------------------------------
                                                 SHARES          VALUE           SHARES            VALUE
                                              ------------   ------------   ---------------   ---------------
Shares sold:
   BlackRock Class ........................        42,053     $  410,062         2,918,957     $  28,908,265
   Institutional Class ....................         3,284         33,000            81,163           829,560
   Investor A Class .......................         2,491         24,600             1,927            19,367
   Investor B Class .......................             -              -               187             1,879
Shares issued in reinvestment of dividends:
   BlackRock Class ........................        48,096        467,632            82,753           820,654
   Institutional Class ....................             -              -                 -                 1
   Investor A Class .......................            61            603                37               373
   Investor B Class .......................             3             30                 1                14
Shares redeemed:
   BlackRock Class ........................       (54,141)      (527,459)       (2,532,276)      (25,073,039)
   Institutional Class ....................        (4,110)       (41,590)              (30)             (300)
                                                  -------     ----------        ----------     -------------
Net increase ..............................        37,737     $  366,878           552,719     $   5,506,774
                                                  =======     ==========        ==========     =============

                               171

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                         CORE BOND TOTAL RETURN
                                                 -----------------------------------------------------------------------
                                                              FOR THE
                                                             SIX MONTHS
                                                               ENDED                        FOR THE YEAR ENDED
                                                              3/31/06                            9/30/05
                                                 ---------------------------------- -----------------------------------
                                                      SHARES            VALUE              SHARES            VALUE
                                                 ---------------- -----------------   ---------------- -----------------
Proceeds from the CIGNA Merger(1)
   Investor A Class ............................               -    $            -          9,164,716    $   88,882,541
Shares sold:
   BlackRock Class .............................      12,551,516       119,691,587         72,943,333       710,880,147
   Institutional Class .........................      12,754,233       120,972,865         14,121,667       137,024,604
   Service Class ...............................       1,610,589        15,299,100          3,124,016        30,340,448
   Investor A Class ............................       6,166,207        58,502,498          7,182,115        68,960,212
   Investor B Class ............................         346,207         3,287,809            838,821         8,145,914
   Investor C Class ............................         731,009         6,938,187          1,440,182        14,007,464
Shares issued in reinvestment of dividends:
   BlackRock Class .............................       3,445,703        32,756,326          5,151,864        50,150,246
   Institutional Class .........................         436,750         4,142,768            325,876         3,169,280
   Service Class ...............................         314,404         2,981,425            393,907         3,828,505
   Investor A Class ............................         464,423         4,408,422            564,587         5,487,417
   Investor B Class ............................          46,878           444,099             66,679           647,871
   Investor C Class ............................          27,465           260,755             38,229           371,797
Shares redeemed:
   BlackRock Class .............................     (15,420,117)     (146,405,914)       (61,453,820)     (598,016,374)
   Institutional Class .........................      (6,934,412)      (65,820,268)       (22,164,275)     (215,691,754)
   Service Class ...............................      (3,911,011)      (37,228,498)        (2,684,772)      (26,080,827)
   Investor A Class ............................      (4,444,658)      (42,210,284)        (8,261,374)      (80,230,420)
   Investor B Class ............................        (900,633)       (8,555,179)        (1,596,836)      (15,512,697)
   Investor C Class ............................      (1,403,731)      (13,349,591)        (2,584,498)      (25,136,361)
                                                     -----------    --------------        -----------    --------------
Net increase ...................................       5,880,822    $   56,116,107         16,610,417    $  161,228,013
                                                     ===========    ==============        ===========    ==============

(1) See Note (B).

172

                          BLACKROCK FUNDS

                                                                     CORE PLUS TOTAL RETURN
                                              ---------------------------------------------------------------------
                                                          FOR THE
                                                        SIX MONTHS
                                                           ENDED                        FOR THE YEAR ENDED
                                                          3/31/06                             9/30/05
                                              -------------------------------   -----------------------------------
                                                  SHARES           VALUE             SHARES              VALUE
                                              -------------   ---------------   ----------------   ----------------
Shares sold:
   BlackRock Class ........................      2,772,506      $ 28,128,472         20,067,484     $  207,899,062
   Institutional Class ....................        396,201         3,994,424                 51                524
   Investor A Class .......................          6,866            69,535              8,153             84,401
   Investor B Class .......................          1,152            11,757              4,032             41,806
   Investor C Class .......................          2,514            25,434              5,489             57,000
Shares issued in reinvestment of dividends:
   BlackRock Class ........................        785,444         7,956,287          1,082,570         11,199,468
   Institutional Class ....................             77               770                  1                  6
   Service Class ..........................              -                 -                 80                834
   Investor A Class .......................            207             2,097                111              1,147
   Investor B Class .......................            282             2,860                229              2,372
   Investor C Class .......................            111             1,125                 62                636
Shares redeemed:
   BlackRock Class ........................       (862,832)       (8,733,638)       (16,967,035)      (175,591,962)
   Institutional Class ....................         (3,876)          (38,789)               (51)              (527)
   Service Class ..........................              -                 -             (2,885)           (29,944)
   Investor A Class .......................         (5,277)          (53,538)              (597)            (6,181)
   Investor B Class .......................           (871)           (8,876)              (937)            (9,743)
   Investor C Class .......................           (347)           (3,523)              (443)            (4,595)
                                                 ---------      ------------        -----------     --------------
Net increase ..............................      3,092,157      $ 31,354,397          4,196,314     $   43,644,304
                                                 =========      ============        ===========     ==============

                                                                        GOVERNMENT INCOME
                                              ----------------------------------------------------------------------
                                                           FOR THE
                                                         SIX MONTHS
                                                            ENDED                         FOR THE YEAR ENDED
                                                           3/31/06                             9/30/05
                                              ---------------------------------   ----------------------------------
                                                   SHARES            VALUE             SHARES             VALUE
                                              ---------------   ---------------   ---------------   ----------------
Shares sold:
   BlackRock Class ........................                -     $           -                 -      $           1
   Service Class ..........................        3,073,527        33,125,659        20,018,360        224,095,636
   Investor A Class .......................        7,024,219        75,799,335        15,705,001        173,372,996
   Investor B Class .......................          320,853         3,462,602         1,054,848         11,666,233
   Investor C Class .......................          517,308         5,570,552         1,196,333         13,196,771
Shares issued in reinvestment of dividends:
   BlackRock Class ........................           18,559           199,939            48,339            534,250
   Service Class ..........................          414,706         4,462,981           241,137          2,654,457
   Investor A Class .......................          329,705         3,551,703           471,025          5,201,492
   Investor B Class .......................           34,984           376,873            76,964            850,428
   Investor C Class .......................           26,707           287,197            51,223            564,964
Shares redeemed:
   BlackRock Class ........................                -                 -          (183,175)        (2,002,148)
   Service Class ..........................         (691,061)       (7,435,943)         (720,236)        (7,931,475)
   Investor A Class .......................       (3,733,378)      (40,266,682)       (4,798,560)       (53,075,253)
   Investor B Class .......................         (832,273)       (8,972,326)       (1,243,847)       (13,757,205)
   Investor C Class .......................         (404,437)       (4,347,010)         (656,734)        (7,244,686)
                                                  ----------     -------------        ----------      -------------
Net increase ..............................        6,099,419     $  65,814,880        31,260,678      $ 348,126,461
                                                  ==========     =============        ==========      =============

                               173

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                  INFLATION PROTECTED BOND
                                              ----------------------------------------------------------------
                                                         FOR THE
                                                        SIX MONTHS
                                                          ENDED                      FOR THE YEAR ENDED
                                                         3/31/06                           9/30/05
                                              ------------------------------   -------------------------------
                                                 SHARES           VALUE            SHARES           VALUE
                                              ------------   ---------------   -------------   ---------------
Shares sold:
   BlackRock Class ........................         6,849      $     68,922       1,114,622      $ 11,640,391
   Institutional Class ....................     1,079,262        11,082,403         619,259         6,536,438
   Service Class ..........................           127             1,305             143             1,498
   Investor A Class .......................       168,332         1,697,122         592,223         6,211,445
   Investor B Class .......................        84,438           861,800         217,150         2,273,598
   Investor C Class .......................       107,295         1,095,315         375,454         3,950,746
Shares issued in reinvestment of dividends:
   BlackRock Class ........................        17,603           175,787           6,148            63,843
   Institutional Class ....................        18,348           186,355           7,358            77,671
   Service Class ..........................            10                99               2                24
   Investor A Class .......................        13,702           138,702          12,079           126,662
   Investor B Class .......................         7,376            74,747           2,444            25,643
   Investor C Class .......................         9,462            96,363           4,464            47,091
Shares redeemed:
   BlackRock Class ........................      (204,799)       (2,037,777)       (900,905)       (9,381,838)
   Institutional Class ....................      (242,146)       (2,438,687)        (77,288)         (816,190)
   Investor A Class .......................      (152,105)       (1,534,269)       (231,656)       (2,415,819)
   Investor B Class .......................       (20,618)         (208,786)        (30,328)         (316,726)
   Investor C Class .......................       (67,660)         (685,886)        (24,467)         (257,434)
                                                ---------      ------------       ---------      ------------
Net increase ..............................       825,476      $  8,573,515       1,686,702      $ 17,767,043
                                                =========      ============       =========      ============

                                                                                 GNMA
                                              ---------------------------------------------------------------------------
                                                            FOR THE
                                                           SIX MONTHS
                                                             ENDED                            FOR THE YEAR ENDED
                                                            3/31/06                                9/30/05
                                              ------------------------------------   ------------------------------------
                                                   SHARES              VALUE              SHARES              VALUE
                                              ---------------   ------------------   ---------------   ------------------
Shares sold:
   BlackRock Class ........................           31,153       $      300,000               112       $        1,100
   Institutional Class ....................          629,366            6,056,665         1,224,881           12,039,086
   Service Class ..........................          135,401            1,300,485           797,088            7,867,549
   Investor A Class .......................          273,123            2,635,847           479,134            4,725,445
   Investor B Class .......................           71,307              684,591           130,958            1,290,150
   Investor C Class .......................           61,406              587,975           315,345            3,095,297
Shares issued in reinvestment of dividends:
   BlackRock Class ........................           34,927              335,303            46,832              458,892
   Institutional Class ....................            5,423               52,155             6,790               66,675
   Service Class ..........................            4,766               45,805             6,106               59,880
   Investor A Class .......................           32,719              315,735            41,656              410,176
   Investor B Class .......................           30,013              288,784            40,105              393,684
   Investor C Class .......................           16,898              162,350            25,500              250,129
Shares redeemed:
   BlackRock Class ........................           (1,653)             (15,799)             (464)              (4,588)
   Institutional Class ....................       (1,720,311)         (16,539,824)       (4,038,772)         (39,726,163)
   Service Class ..........................         (121,275)          (1,165,113)         (194,386)          (1,902,805)
   Investor A Class .......................         (396,788)          (3,831,348)         (773,584)          (7,638,274)
   Investor B Class .......................         (369,275)          (3,556,569)         (705,005)          (6,925,054)
   Investor C Class .......................         (514,612)          (4,949,230)       (1,593,289)         (15,656,325)
                                                  ----------       --------------        ----------       --------------
Net decrease ..............................       (1,797,412)      $  (17,292,188)       (4,190,993)      $  (41,195,146)
                                                  ==========       ==============        ==========       ==============

174

                          BLACKROCK FUNDS

                                                                           MANAGED INCOME
                                              ------------------------------------------------------------------------
                                                           FOR THE
                                                         SIX MONTHS
                                                            ENDED                          FOR THE YEAR ENDED
                                                           3/31/06                              9/30/05
                                              ---------------------------------   ------------------------------------
                                                   SHARES            VALUE             SHARES              VALUE
                                              ---------------   ---------------   ---------------   ------------------
Shares sold:
   Institutional Class ....................        4,257,230     $  42,763,075         4,721,056       $   48,808,111
   Service Class ..........................        3,211,139        32,278,615         4,378,267           45,218,402
   Investor A Class .......................          183,327         1,841,942           620,512            6,408,922
   Investor B Class .......................           37,697           379,239           135,723            1,402,256
   Investor C Class .......................           13,303           133,819            41,170              426,350
Shares issued in reinvestment of dividends:
   Institutional Class ....................          272,901         2,742,113           243,639            2,523,415
   Service Class ..........................          167,310         1,678,454           184,693            1,906,988
   Investor A Class .......................           68,610           689,090           136,893            1,415,011
   Investor B Class .......................            6,990            70,198            13,039              134,801
   Investor C Class .......................              804             8,045             1,097               11,310
Shares redeemed:
   Institutional Class ....................       (6,056,273)      (60,830,381)       (9,318,309)         (96,359,348)
   Service Class ..........................       (1,270,641)      (12,774,957)       (4,302,614)         (44,536,765)
   Investor A Class .......................         (604,744)       (6,080,832)       (1,277,114)         (13,200,211)
   Investor B Class .......................         (149,029)       (1,496,946)         (377,402)          (3,896,421)
   Investor C Class .......................          (13,116)         (131,424)           (9,506)             (98,076)
                                                  ----------     -------------        ----------       --------------
Net increase (decrease) ...................          125,508     $   1,270,050        (4,808,856)      $  (49,835,255)
                                                  ==========     =============        ==========       ==============

                                                                         INTERNATIONAL BOND
                                              -------------------------------------------------------------------------
                                                             FOR THE
                                                           SIX MONTHS
                                                              ENDED                          FOR THE YEAR ENDED
                                                             3/31/06                               9/30/05
                                              -------------------------------------   ---------------------------------
                                                   SHARES              VALUE               SHARES            VALUE
                                              ---------------   -------------------   ---------------   ---------------
Shares sold:
   BlackRock Class ........................        3,559,542       $    38,564,967         8,425,996     $  99,741,689
   Institutional Class ....................        3,554,165            38,455,195        25,836,761       307,795,012
   Service Class ..........................        1,949,102            20,953,986         5,793,762        68,495,942
   Investor A Class .......................        1,752,730            18,906,704        10,809,908       128,016,737
   Investor B Class .......................          110,035             1,192,956           687,467         8,202,390
   Investor C Class .......................          719,425             7,785,419         3,605,149        42,794,722
Shares issued in reinvestment of dividends:
   BlackRock Class ........................           70,001               751,446           227,780         2,679,636
   Institutional Class ....................           91,201               980,796           267,437         3,147,143
   Service Class ..........................          110,420             1,188,573           383,524         4,526,581
   Investor A Class .......................          168,015             1,807,995           541,901         6,399,493
   Investor B Class .......................           12,157               130,837            43,122           510,377
   Investor C Class .......................           32,679               352,523           115,886         1,369,607
Shares redeemed:
   BlackRock Class ........................       (2,965,778)          (31,906,942)       (2,918,326)      (33,604,277)
   Institutional Class ....................      (14,222,111)         (152,608,741)       (6,661,800)      (78,194,908)
   Service Class ..........................       (4,684,708)          (50,231,214)       (3,546,075)      (41,217,400)
   Investor A Class .......................       (5,587,833)          (60,297,799)       (5,773,239)      (67,619,357)
   Investor B Class .......................         (313,235)           (3,375,495)         (431,547)       (5,024,195)
   Investor C Class .......................       (1,662,964)          (17,932,798)       (1,080,369)      (12,608,594)
                                                 -----------       ---------------        ----------     -------------
Net increase (decrease) ...................      (17,307,157)      $  (185,281,592)       36,327,337     $ 435,410,598
                                                 ===========       ===============        ==========     =============

                               175

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                          HIGH YIELD BOND
                                              -----------------------------------------------------------------------
                                                           FOR THE
                                                          SIX MONTHS
                                                            ENDED                          FOR THE YEAR ENDED
                                                           3/31/06                              9/30/05
                                              ----------------------------------   ----------------------------------
                                                   SHARES             VALUE             SHARES             VALUE
                                              ---------------   ----------------   ---------------   ----------------
Shares issued from the reorganization:(1)
   Institutional Class ....................                -      $           -           499,336      $   4,119,515
   Investor A Class .......................                -                  -        28,680,269        236,635,082
   Investor B Class .......................                -                  -         4,562,480         37,633,102
   Investor C Class .......................                -                  -         1,274,746         10,520,796
Shares sold:
   BlackRock Class ........................        4,306,799         33,999,284         7,315,006         59,096,944
   Institutional Class ....................        3,943,920         31,308,959         7,571,836         65,363,033
   Service Class ..........................       11,528,288         91,028,711         9,805,652         79,698,157
   Investor A Class .......................        3,747,123         29,655,570         3,642,531         34,582,933
   Investor B Class .......................          617,622          4,888,464         1,252,655         10,272,635
   Investor C Class .......................          693,216          5,492,955         1,027,665         10,387,994
Shares issued in reinvestment of dividends:
   BlackRock Class ........................          996,056          7,874,527         1,426,346         11,649,664
   Institutional Class ....................          348,472          2,746,908           375,742          3,087,049
   Service Class ..........................          611,979          4,827,962           411,312          3,347,060
   Investor A Class .......................        1,244,333          9,832,090         1,267,862         10,294,391
   Investor B Class .......................          454,406          3,589,932           549,068          4,479,462
   Investor C Class .......................          169,294          1,338,072           253,565          2,075,165
Shares redeemed:
   BlackRock Class ........................       (3,854,507)       (30,957,994)       (3,386,198)       (27,517,060)
   Institutional Class ....................       (4,716,382)       (37,446,772)       (7,873,773)       (64,362,195)
   Service Class ..........................       (7,160,451)       (56,716,056)       (4,437,678)       (35,963,148)
   Investor A Class .......................       (4,318,928)       (34,304,232)      (10,042,859)       (81,611,317)
   Investor B Class .......................       (2,406,990)       (19,071,192)       (4,047,039)       (44,405,828)
   Investor C Class .......................         (979,102)        (7,771,541)       (3,996,445)       (32,517,967)
                                                  ----------      -------------       -----------      -------------
Net increase ..............................        5,225,148      $  40,315,647        36,132,079      $ 296,865,467
                                                  ==========      =============       ===========      =============

(1) See Note (B).

     On March 31, 2006, one shareholder held approximately 93% of the outstanding shares of the Enhanced Income Portfolio, two shareholders held approximately 40% of the outstanding shares of the Low Duration Bond Portfolio, two shareholders held approximately 40% of the outstanding shares of the
Intermediate Government Portfolio, four shareholders held approximately 63% of the outstanding shares of the Intermediate Bond Portfolio, four shareholders held 95% of the Intermediate PLUS Portfolio, one shareholder held approximately
29% of the outstanding shares of the Core Bond Total Return Portfolio, five shareholders held approximately 66% of the outstanding shares of the Core PLUS
Total Return Portfolio, three shareholders held approximately 59% of the outstanding shares of the Government Income Portfolio, two shareholders held approximately 69% of the outstanding shares of the Inflation Protected
Portfolio, three shareholders held approximately 71% of the outstanding shares of the GNMA Portfolio, two shareholders held approximately 88% of the outstanding shares of the Managed Income Portfolio, two shareholders held approximately 22% of the outstanding shares of the International Bond Portfolio and two shareholders held approximately 23% of the outstanding shares of the
High Yield Bond Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

176

                                BLACKROCK FUNDS

(G) Federal Tax Information

     No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal
Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles.

     The estimated tax character of distributions paid during the year ended
September 30, 2005, was as follows:

                                             ORDINARY     TAX RETURN     LONG-TERM        TOTAL
                                              INCOME      OF CAPITAL   CAPITAL GAIN   DISTRIBUTIONS
                                          -------------- ------------ -------------- --------------
   Enhanced Income ......................
    9/30/05 .............................    $ 1,677,786    $       -      $       -    $ 1,677,786
   Low Duration Bond ....................
    9/30/05 .............................     49,855,929            -              -     49,855,929
   Intermediate Government Bond .........
    9/30/05 .............................     13,795,146    3,929,278      1,396,396     19,120,820
   Intermediate Bond ....................
    9/30/05 .............................     30,447,058            -      7,337,926     37,784,984
   Intermediate PLUS Bond ...............
    9/30/05 .............................      1,007,615            -          7,371      1,014,986
   Core Bond Total Return ...............
    9/30/05 .............................     99,908,300            -      4,346,486    104,254,786
   Core PLUS Total Return ...............
    9/30/05 .............................     13,253,887            -              -     13,253,887
   Government Income ....................
    9/30/05 .............................     18,372,241      807,397              -     19,179,638
   Inflation Protected Bond .............
    9/30/05 .............................      1,977,061            -          2,434      1,979,495
   GNMA .................................
    9/30/05 .............................      8,498,850            -              -      8,498,850
   Managed Income .......................
    9/30/05 .............................     31,584,376            -      2,759,862     34,344,238
   International Bond ...................
    9/30/05 .............................     31,309,603            -      1,447,289     32,756,892
   High Yield Bond ......................
    9/30/05 .............................     67,406,689            -        799,441     68,206,130

     At September 30, 2005, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

                                                 EXPIRING SEPTEMBER 30
                                       ------------------------------------------
                                            2007          2009          2010
                                       ------------- ------------- --------------
Enhanced Income ......................     $       -     $       -     $        -
Low Duration Bond ....................             -             -              -
Intermediate Government Bond .........     6,551,479     2,367,580              -
Intermediate PLUS Bond ...............             -             -              -
Government Income ....................             -             -              -
GNMA .................................             -             -        603,989
High Yield Bond ......................             -             -     60,670,785

                                                         EXPIRING SEPTEMBER 30
                                       --------------------------------------------------------
                                            2011         2012          2013           TOTAL
                                       ------------- ------------ -------------- --------------
Enhanced Income ......................     $       -     $ 240,751    $   71,246     $  311,997
Low Duration Bond ....................             -       440,690    11,041,413     11,482,103
Intermediate Government Bond .........     9,601,882        34,783             -     18,555,724
Intermediate PLUS Bond ...............             -             -         9,328          9,328
Government Income ....................             -        74,687     1,723,107      1,797,794
GNMA .................................     1,576,264     2,473,978     2,063,521      6,717,752
High Yield Bond ......................             -             -             -     60,670,785

                                                                             177

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

(H) Market Risk

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the
United States. Consequently, acquisition and disposition of securities by the
Portfolios may be inhibited.

178

                                BLACKROCK FUNDS
                       ADDITIONAL INFORMATION (UNAUDITED)

(A) Board of Trustees' Consideration of the Advisory Agreements.  The Board of
    Trustees (the "Board") of BlackRock Funds (the "Fund"), including a majority of the non-interested Trustees of the Fund (the "Independent
    Trustees"), unanimously approved the renewal of the investment advisory and sub-advisory agreements (the "Advisory Agreements") with respect to the Taxable Bond Portfolios of the Fund (each, a "Portfolio"), at an in-person meeting of the Board held on February 28, 2006. In connection with its consideration of the Advisory Agreements, the Board met with personnel from the investment adviser and sub-adviser to the Portfolios, including BlackRock Advisors, Inc. and BlackRock Financial Management,
    Inc. (collectively, "BlackRock"), at an in-person meeting of the Board held on February 7, 2006. The Board reviewed materials that it received in advance of that meeting, including (i) fee information and expense ratios for retail and institutional share classes of each Portfolio in comparison to fee information and expense ratios for peer funds of such Portfolio;
    (ii) information about the investment performance of each Portfolio in comparison to the investment performance for peer funds of such Portfolio;
    (iii) BlackRock's economic outlook for the Portfolios and its general investment outlook for the markets; (iv) information on the profitability of BlackRock and its affiliates with respect to each Portfolio, including details regarding the methodology used to calculate such profitability;
    (v) information regarding fees paid to service providers that are
    BlackRock affiliates; and (vi) information regarding compliance records and regulatory matters relating to BlackRock and the Fund. In approving the Advisory Agreements, the Board, including all of the Independent
    Trustees, considered each of the matters discussed below in executive sessions held at the February 7 and February 28 meetings, during which counsel to the Independent Trustees was present.

   Nature, Extent and Quality of Services.  The Board received and considered various information and data regarding the nature, extent and quality of services provided by BlackRock to each of the Portfolios under the Advisory
   Agreements during the past year. The Board reviewed BlackRock's investment philosophy and process used to manage each of the Portfolios, as well as a description of its capabilities, personnel and services. The Board considered the scope of services provided by BlackRock to each of the
   Portfolios under the Advisory Agreements relative to services typically provided by third parties to comparable mutual funds, and considered
   BlackRock's in-house research capabilities as well as other resources available to its personnel. The Board noted that the standard of care applicable under the Advisory Agreements was comparable to that generally found in investment advisory agreements of their nature. The Board considered the legal and compliance programs of each of the Fund and
   BlackRock, as well as the integrity of the systems in place to ensure implementation of such programs and the records of each of the Fund and
   BlackRock with regard to these matters. The Board also considered information relating to the qualifications, backgrounds and responsibilities of BlackRock's investment professionals and other personnel who provide services to each Portfolio under the applicable
   Advisory Agreement, and took into account the time and attention devoted by
   BlackRock senior management to each of the Portfolios. The Board also considered BlackRock's general business reputation and overall financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Advisory Agreements.

   Following consideration of this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the services provided by BlackRock to each Portfolio under the applicable
   Advisory Agreement were consistent with the Portfolio's operational requirements and reasonable in terms of approving the renewal of such
   Advisory Agreement.

   Advisory Fees.  The Board received and considered statistical information regarding the fees and expense ratios of retail and institutional share classes of each Portfolio. The Board compared the advisory fees, both before (contractual) and after (actual) any fee waivers and expense reimbursements, and total

                                                                             179

                                BLACKROCK FUNDS
                 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

   expenses of each Portfolio, against the fees and total expenses of the
   Portfolio's peers selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to determine the peers for each Portfolio. For each Portfolio, the Investor A Class and Institutional
   Class (BlackRock Class with respect to the Core PLUS Total Return,
   Government Income and Intermediate PLUS Bond Portfolios) were used to represent such Portfolio's share classes for purposes of the Lipper survey, as Lipper differentiated between retail and institutional funds in selecting peers.

     In considering the fee and expense data provided by Lipper, the Board noted that:

       o   Except for the Investor A Class of the Core PLUS Total Return and
          Intermediate Government Bond Portfolios, the Institutional Class of
          the Inflation Protected Bond Portfolio, the BlackRock Class of the
          Government Income Portfolio and each of the Core Bond Total Return,
          GNMA, Intermediate Bond, Intermediate PLUS Bond, Low Duration Bond
          and Managed Income Portfolios, each Portfolio had contractual advisory fees and expenses that were equal to or lower than the median for its peers; and

       o   Except for the Institutional Class of the International Bond
          Portfolio and each of the Intermediate Bond and Managed Income
          Portfolios, each Portfolio had actual advisory fees and expenses that were equal to or lower than the median for its peers.

     However, the Board took into consideration the fact that:

       o   with respect to the Institutional (or BlackRock) Class of the GNMA,
          Government Income, Inflation Protected Bond and Managed Income
          Portfolios and the Investor A Class of the Core PLUS Total Return,
          GNMA, Intermediate Government Bond, Intermediate PLUS Bond and
          Managed Income Portfolios, the difference by which such Portfolios'
          contractual advisory fees were higher than the median for their respective peers was not significant;

       o   with respect to the Institutional (or BlackRock) Class of the Core
          Bond Total Return, Intermediate PLUS Bond and Low Duration Bond
          Portfolios and the Investor A Class of the Core Bond Total Return and
          Low Duration Bond Portfolios, although the contractual advisory fee of each such Portfolio was higher than the median for its peers, after taking into account fee waivers, the actual advisory fee of each such Portfolio was equal to or lower than the median for its peers;

       o   with respect to the Institutional Class of the Intermediate Bond
          Portfolio, although the contractual advisory fee of each such
          Portfolio was higher than the median for its peers, its actual total expenses were equal to or lower than the median; and

       o   with respect to the Investor A Class of the Intermediate Bond
          Portfolio, although the contractual advisory fee of such Portfolio was higher than the median for its peers, after taking into account fee waivers, the actual management (advisory plus administration) fee of such Portfolio was equal to or lower than the median for its peers.

   In addition to Lipper data, the Board also took into account the complexity of the investment management of each Portfolio relative to its peers. The
   Board was also provided with comparative information about services rendered and fee rates offered to other similar clients advised by
   BlackRock, including closed-end investment companies and separate accounts.

180

                                BLACKROCK FUNDS

   Following consideration of this information, the Board, including all of the Independent Trustees, concluded that the contractual fees to be paid to
   BlackRock pursuant to the Advisory Agreements are fair and reasonable in light of the services being provided.

   Fund Performance.  The Board received and considered information about each
   Portfolio's one-, three- and five-year (as applicable) investment performance for the period ended November 30, 2005, in comparison to the performance peers selected by Lipper. The Board was provided with a description of the methodology used by Lipper to select the peers. In addition, the Board reviewed BlackRock's market outlook and discussed other factors relevant to the performance of the Portfolios.

   In considering the performance data provided by Lipper, the Board noted
   that for each Portfolio that had existed for more than five years, except for the Institutional (or BlackRock) Class of each of the Intermediate
   Government Bond, International Bond and Low Duration Bond Portfolios and
   the Investor A Class of the Core Bond Total Return, Intermediate Government
   Bond, International Bond, Low Duration Bond and Managed Income Portfolios,
   each Portfolio had investment performance during at least two of the one-year, three-year and five-year periods that were at least equal to or above the median for the Portfolio's peers. The Board discussed the performance issues of these Portfolios with BlackRock, and was satisfied that appropriate measures were being taken to address them.

   Profitability.  The Board considered the level of BlackRock's and its affiliates' profits in respect of their relationship with each of the
   Portfolios. This consideration included a broad review of BlackRock's methodology in allocating its costs to the management of each Portfolio.
   The Board considered the profits realized by BlackRock and its affiliates in connection with the operation of each Portfolio and whether the amount of profit is a fair profit relative to their relationship with the
   Portfolio. The Board also considered BlackRock's profit margins in comparison with available industry data. The Board, including all of the
   Independent Trustees, concluded that BlackRock's profitability with respect to the Portfolios is reasonable relative to the services provided.

   Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of each Portfolio, whether each
   Portfolio has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate of certain of the Portfolios. The Board also considered the fee waivers and expense reimbursement arrangements by BlackRock for each of the Portfolios. The
   Board, including all of the Independent Trustees, determined that the advisory fee structure was reasonable and that no changes were currently necessary to realize any economies of scale.

   Other Benefits to BlackRock.  The Board also took into account other ancillary benefits that BlackRock may derive from its relationship with each of the Portfolios, such as BlackRock's ability to leverage its investment professionals that manage other portfolios, an increase in
   BlackRock's profile in the broker-dealer community, and the engagement of
   BlackRock's affiliates as service providers to the Portfolios, including for administrative, transfer agency, distribution and custodial services.
   The Board, including all of the Independent Trustees, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the
   Portfolios were consistent with those generally available to other mutual fund sponsors.

                                                                             181

                                BLACKROCK FUNDS
                 ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED)

   No single factor was considered in isolation or to be determinative in the
   Board's decision to approve the renewal of the Advisory Agreements. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Advisory Agreements, including the fees to be charged for services thereunder.

(B)  The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent registered public accounting firm to audit the Fund's financial statements for fiscal year 2006. On November 29, 2005, a majority of the
   Fund's Board of Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the Fund's fiscal 2005 audit subject to the right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(C)  As previously disclosed, BlackRock has received subpoenas from various federal and state governmental and regulatory authorities and various information requests from the Securities and Exchange Commission in connection with ongoing industry-wide investigations of mutual fund matters.

(D)  BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") announced on February 15, 2006 that they had reached an agreement to combine Merrill
   Lynch's investment management business, Merrill Lynch Investment Managers, with BlackRock, Inc. to create a new independent company. Merrill Lynch will have a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), which currently holds a majority interest in BlackRock, Inc., will have approximately a 34% economic and voting interest. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock's board in order to assure its independence. Completion of the transaction is subject to various regulatory approvals, client consents, approval by BlackRock, Inc.
   shareholders and customary conditions.

(E)  The amounts estimated to be paid by the Fund to the Chief Compliance
   Officer (CCO) and certain of its staff for the six months ended March 31,
   2006, are $255,572.

182

                                BLACKROCK FUNDS

Investment Adviser

     BlackRock Advisors, Inc.

     Wilmington, Delaware 19809

Sub-Adviser

     BlackRock Financial Management, Inc.

     New York, New York 10022

Custodian

     PFPC Trust Company

     Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent

     PFPC Inc.

     Wilmington, Delaware 19809

Co-Administrator

     BlackRock Advisors, Inc.

     Wilmington, Delaware 19809

Distributor

     BlackRock Distributors, Inc.

     King of Prussia, Pennsylvania 19406

Counsel

     Simpson Thacher & Bartlett LLP

     New York, New York 10017

Independent Registered Public Accounting Firm

     Deloitte & Touche LLP

     Philadelphia, Pennsylvania 19103

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at
http://www.sec.gov.

Information on how proxies relating to the Fund's voting securities were voted
(if any) by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on
Form N-Q. The Fund's Form N-Q is available on the Commission's website at
http://www.sec.gov and may be reviewed and copied at the Commission's Public
Reference Room in Washington, D.C. Information regarding the operation of the
Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's
Form N-Q may also be obtained upon request, without charge, by calling (800)
441-7762.

This report is for shareholder information. This is not a prospectus intended for the purchase or sale of Fund shares.

                                BLACKROCK FUNDS
                                 FUND SPECTRUM

 BlackRock Funds is a leading mutual fund company that currently has assets of approximately $27 billion in the following portfolios, which are designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing.

STOCK PORTFOLIOS
--------------------------------------
   Investment Trust                      Small Cap Core Equity
   Large Cap Value Equity                Small Cap Growth Equity
   Large Cap Growth Equity               Global Science & Technology Opportunities
   Dividend AchieversTM                  Global Resources
   Legacy                                All-Cap Global Resources
   Mid-Cap Value Equity                  Health Sciences
   Mid-Cap Growth Equity                 U.S. Opportunities
   Aurora                                Global Opportunities
   Small/Mid-Cap Growth                  International Opportunities
   Small Cap Value Equity                Index Equity
STOCK & BOND PORTFOLIOS
--------------------------------------
   Asset Allocation
BOND PORTFOLIOS
--------------------------------------
   Enhanced Income                       Government Income
   Low Duration Bond                     Inflation Protected Bond
   Intermediate Government Bond          GNMA
   Intermediate Bond                     Managed Income
   Intermediate PLUS Bond                International Bond
   Core Bond Total Return                High Yield Bond
   Core PLUS Total Return
TAX-FREE BOND PORTFOLIOS
--------------------------------------
   UltraShort Municipal                  Ohio Tax-Free Income
   Tax-Free Income                       Delaware Tax-Free Income
   Pennsylvania Tax-Free Income          Kentucky Tax-Free Income
   New Jersey Tax-Free Income
MONEY MARKET PORTFOLIOS
--------------------------------------
   Money Market                          North Carolina Municipal Money Market
   U.S. Treasury Money Market            Ohio Municipal Money Market
   Municipal Money Market                Pennsylvania Municipal Money Market
   New Jersey Municipal Money Market     Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

ACCOUNT INFORMATION
Call us at 1-800-441-7762 to get information about your account balances, recent transactions and share prices.
You can also reach us on the web at www.blackrock.com.

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have
$50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with Traditional, Rollover,
Roth, Coverdell and Simple IRA's.

ADDITIONAL INFORMATION ABOUT THE BLACKROCK FUNDS
For additional reports or additional information, as well as more current information about portfolio holdings and characteristics, BlackRock Fund shareholders and prospective investors may call 1-800-441-7762.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
[GRAPHIC OMITTED]

BND-SEMI1  3/06

ALTERNATIVES  BLACKROCK SOLUTIONS  EQUITIES  FIXED
 INCOME  LIQUIDITYREAL ESTATE BlackRock Funds

Tax-Free Bond Portfolios

Semi-Annual Report

March 31, 2006 (Unaudited)

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                                BLACKROCK FUNDS
                            TAX-FREE BOND PORTFOLIOS
*UltraShort Municipal
*Tax-Free Income
*Pennsylvania Tax-Free Income
                                        *New Jersey Tax-Free Income
                                        *Ohio Tax-Free Income
                                        *Delaware Tax-Free Income
                                        *Kentucky Tax-Free Income

Shareholder Letter..........................................................1
Portfolio Summaries
  UltraShort Municipal....................................................2-3
  Tax-Free Income.........................................................4-5
  Pennsylvania Tax-Free Income............................................6-7
  New Jersey Tax-Free Income..............................................8-9
  Ohio Tax-Free Income..................................................10-11
  Delaware Tax-Free Income..............................................12-13
  Kentucky Tax-Free Income..............................................14-15
  Note on Performance Information..........................................16
  Schedule of Investments................................................7-34
  Key to Investment Abbreviations..........................................35
Portfolio Financial Statements
  Statements of Assets and Liabilities..................................36-37
  Statements of Operations.................................................38
  Statements of Changes in Net Assets...................................40-41
  Financial Highlights..................................................42-51
  Notes to Financial Statements.........................................52-64
  Additional Information................................................65-68

                     PRIVACY PRINCIPLES OF BLACKROCK FUNDS
BlackRock Funds is committed to maintaining the privacy of its shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Funds collects, how we protect that information, and why in certain cases we may share such information with select other parties.
BlackRock Funds does not generally receive any nonpublic personal information relating to its shareholders who purchase shares through their broker-dealers.
However, in certain limited circumstances, BlackRock receives a limited amount of nonpublic personal information from broker-dealers in connection with monitoring for inappropriate trading activity. In the case of shareholders who are record owners of BlackRock Funds, BlackRock Funds receives nonpublic personal information on account applications or other forms.
With respect to these shareholders, BlackRock Funds also has access to specific information regarding their transactions in BlackRock Funds. BlackRock Funds does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders' accounts (for example, to a transfer agent).

BlackRock Funds restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Funds maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.

                                BLACKROCK FUNDS

March 31, 2006

Dear Shareholder:

     You may be aware that on February 15, 2006, we announced that BlackRock and Merrill Lynch Investment Managers (MLIM) intended to unite to create a new independent asset management company.

     We believe this combination of asset management strength will benefit our investors. BlackRock is one of the largest publicly traded investment management firms in the United States, with approximately $463 billion in assets under management and over 1,800 employees. We manage assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. MLIM is also a leading investment management organization, with over $576 billion in assets under management globally and over 2,700 employees in 17 countries. It offers over 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios.

     At the completion of the transaction, which is expected at the end of the third quarter of this year, the combined firm will be a top-ten investment manager worldwide, with more than $1 trillion in assets under management. The combined company will provide a wider selection of high-quality investment solutions across a range of asset classes and investment styles. BlackRock and
MLIM possess complementary capabilities that together create a well-rounded organization, uniting some of the finest money managers in the industry. At the same time, the firms share similar values and beliefs - focused on delivering excellence to clients, they both make investment performance their most important mission. In short, the combination reinforces our commitment to shareholders.

     As a shareholder in one or more BlackRock-advised mutual funds, you will receive proxy materials in the coming weeks in connection with this transaction. After you receive this information, do not hesitate to contact your financial advisor should you have any questions or concerns.

     As always, we thank you for entrusting us with your investment assets, and we look forward to continuing to serve your investment needs with even greater strength and scale.

Sincerely,

[GRAPHIC OMITTED]

 Anne F. Ackerley
Managing Director
BlackRock Advisors, Inc.

Data, including assets under management, are as of March 31, 2006.

                                                                               1

                        ULTRASHORT MUNICIPAL PORTFOLIO

Total Net Assets (3/31/06): $31.5 million

Investment Approach:

     Seeks to maximize total return, consistent with income generation and prudent investment management. The Portfolio invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities), the interest on which is exempt from regular
Federal income tax ("municipal securities"). These municipal securities may not be exempt from the Federal Alternative Minimum Tax. The Portfolio normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers.
Recent Portfolio Management Activity:

     o  All share classes outperformed the Lipper Peer Group (Short Municipal
Debt Funds) for the semi-annual period.

     o  During the semi-annual period, in aggregate within the U.S., states have experienced strong revenue growth, which has created a solid fundamental environment for the municipal market. Increased revenues have contributed to a reduction in issuance of new debt, which has improved market technicals. With demand high, municipals outperformed most taxable sectors before adjusting for any tax benefit during the period.

     o  Recent economic acceleration has provided nearly all states with increased revenues well above fiscal year projections, leading to the most financial flexibility seen in the last five years. State budgets are more balanced today, and many have begun to rebuild reserves. Steady economic growth, increased corporate profits, a solid real estate market, and stock market gains have all been important drivers of strong revenue. Looking ahead, state financial projections are cautiously optimistic.

     o  Municipal new issue supply during the fourth quarter of 2005 was the second highest on record, as a total of $99 billion was issued during the fourth quarter, representing a 10% increase over the same period in 2004.
During the first quarter of 2006, however, as expected, there was a decline in the pace of municipal bond issuance. With improving tax revenues, states have less of a need to borrow externally for cash flow purposes, which resulted in a
29% decline in new issue supply during the quarter.

     o  In a world where most market yield curves are relatively flat, the municipal curve is positively sloped by close to 100 basis points. The positive slope has shifted demand for municipal bonds further out the maturity spectrum, both for municipal-only buyers as well as for alternative/crossover types.

     o  During the semi-annual period, the Portfolio continued to maintain a focus on short duration assets with a duration that averaged between 4 and 6 months during the first half of the period, and between 2 and 6 months during the second half of the period. A focus on cash and cash equivalent assets has been beneficial to the Portfolio as the short municipal yield curve has continued to rise along with the Treasury curve. We intend to maintain the current course and look to extend once we believe that the Fed is nearing or at the end of its policy of incremental Fed Funds rate increases.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ULTRASHORT
                              MUNICIPAL PORTFOLIO,
THE LEHMAN BROTHERS 1 YEAR MUNICIPAL BOND INDEX AND THE LIPPER SHORT MUNICIPAL
                                   DEBT FUNDS
                                FROM INCEPTION.

[GRAPHIC OMITTED]

                                                Lehman Brothers 1 Year Municipal     Lipper Short Municipal Debt
               Institutional     Investor A     Bond Index                           Funds
               - - - - - - -     - - - - -           - - - - - - - - - - - - - -     - - - - - - - - - - - - - - - -
03/19/2004            10,000          9,699                               10,000                              10,000
03/31/2004             9,982          9,673                               10,001                               9,989
06/30/2004             9,937          9,664                                9,971                               9,916
09/30/2004             9,991          9,703                               10,047                              10,017
12/31/2004            10,026          9,723                               10,049                              10,039
03/31/2005            10,042          9,734                               10,048                              10,023
06/30/2005            10,104          9,783                               10,122                              10,096
09/30/2005            10,144          9,824                               10,163                              10,137
12/31/2005            10,205          9,869                               10,200                              10,184
03/31/2006            10,272          9,923                               10,246                              10,235

                        FOR PERIOD ENDING MARCH 31, 2006

                      Average Annual Total Return
                                                             From
                                             1 Year        Inception
                                          ------------   ------------
     BlackRock Class                              2.38%          1.50%
     Institutional Class                          2.30%          1.39%
     Service Class                                1.96%          1.02%
     Investor A Class (Load Adjusted)            (1.13)%        (0.29)%
     Investor A Class (NAV)                       1.94%          1.19%

THE PERFORMANCE OF THE LEHMAN BROTHERS 1 YEAR MUNICIPAL BOND INDEX (THE
"BENCHMARK") IS PRESENTED FOR COMPARATIVE PURPOSES IN RESPONSE TO REQUIREMENTS
OF THE SECURITIES AND EXCHANGE COMMISSION. HOWEVER, BLACKROCK BELIEVES THAT
DIFFERENCES BETWEEN THE WAYS IN WHICH THE PORTFOLIO IS MANAGED AND THE
BENCHMARK IS CONSTRUCTED MAY MAKE COMPARISONS BETWEEN THE PORTFOLIO AND
BENCHMARK PERFORMANCE LESS MEANINGFUL TO INVESTORS. THEREFORE, THE PERFORMANCE
OF THE LIPPER SHORT MUNICIPAL DEBT FUNDS IS ALSO PRESENTED.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: BLACKROCK SHARES, 3/3/04; INSTITUTIONAL SHARES,
3/19/04; SERVICE SHARES, 3/19/04; AND INVESTOR A SHARES, 3/19/04. SEE "NOTE ON
PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE
DATA WAS CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

2

                        ULTRASHORT MUNICIPAL PORTFOLIO

FUND PROFILE

 Credit Quality (% of
  Municipal Bonds)1
AAA            4.9%
AA            37.0
A             26.0
BBB           21.9
Unrated       10.2
             -----
  Total      100.0%
             =====

      Largest State
   Concentration (% of
  portfolio, excluding
money market investments)
California     16.0%
Pennsylvania   11.9
Kentucky       10.6
Virginia        9.6
Florida         6.3
Ohio            5.7
Washington      5.0
Texas           5.0
Colorado        4.7
Michigan        4.0
               ----
  Total        78.8%
               ====

         Portfolio Statistics
Average maturity (years)     0.20
Modified Duration2           0.19

1  Using the highest of Standard & Poor's ("S&P's") or Moody's Investors
   Service ("Moody's") ratings.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Actual Expenses
                        ---------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor
                             Class           Class           Class          A Class
                        --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)        $     1,000.00  $     1,000.00   $    1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,013.00        1,012.60        1,010.50        1,010.10
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         1.76            2.16            3.76            3.76

                                             Hypothetical Expenses
                                          (5% return before expenses)
                        ---------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor
                             Class           Class           Class          A Class
                        --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)        $     1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,023.23        1,022.83        1,021.21        1,021.21
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         1.77            2.17            3.79            3.79

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.35%, 0.43%, 0.75%, and 0.75% for the BlackRock, Institutional,
Service and Investor A  share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               3

                           TAX-FREE INCOME PORTFOLIO

Total Net Assets (3/31/06): $379.3 million

Investment Approach:
     Seeks to maximize total return, consistent with income generation and prudent investment management. The Portfolio invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies and authorities (and related tax-exempt derivative securities), the interest on which the Portfolio manager believes is exempt from Federal income tax, including the Federal Alternative
Minimum Tax ("municipal securities"). The Portfolio normally invests at least
80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers. The Portfolio emphasizes securities in the ten to twenty year maturity range.

Recent Portfolio Management Activity:
     o  All share classes of the Portfolio underperformed the Lipper Peer Group
(General Municipal Debt Funds) for the semi-annual period.

     o  During the semi-annual period, in aggregate within the U.S., states have experienced strong revenue growth, which has created a solid fundamental environment for the municipal market. Increased revenues have contributed to a reduction in issuance of new debt, which has improved market technicals. With demand high, municipals outperformed most taxable sectors before adjusting for any tax benefit during the period.

     o  Recent economic acceleration has provided nearly all states with increased revenues well above fiscal year projections, leading to the most financial flexibility seen in the last five years. State budgets are more balanced today, and many have begun to rebuild reserves. Steady economic growth, increased corporate profits, a solid real estate market, and stock market gains have all been important drivers of strong revenue. Looking ahead, state financial projections are cautiously optimistic.

     o  Municipal new issue supply during the fourth quarter of 2005 was the second highest on record, as a total of $99 billion was issued during the fourth quarter, representing a 10% increase over the same period in 2004.
During the first quarter of 2006, however, as expected, there was a decline in the pace of municipal bond issuance. With improving tax revenues, states have less of a need to borrow externally for cash flow purposes, which resulted in a
29% decline in new issue supply during the quarter.

     o  In a world where most market yield curves are relatively flat, the municipal curve is positively sloped by close to 100 basis points. The positive slope has shifted demand for municipal bonds further out the maturity spectrum, both for municipal-only buyers as well as for alternative/crossover types.

     o  During the semi-annual period, the municipal yield curve flattened.
This was the driving force behind the Portfolio's return. During the first half of the period, the Portfolio held a significant amount of securities in the 7-
to 15-year portion of the curve, which detracted from performance. The
Portfolio maintained an emphasis on higher coupon callable securities. We also had significant holdings of shorter duration, high book income positions. In the second half of the period, the Portfolio was overweight the 10-year bucket and underweight the 15- and 20-year buckets compared to the index. While we have been transitioning the focus significantly toward total return and away from the income bias, we did not move far enough during the period toward this goal to offset the curve positioning. We currently intend to continue this transition during the second quarter of 2006.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE TAX-FREE INCOME
                                   PORTFOLIO,
THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER GENERAL MUNICIPAL DEBT
                                     FUNDS
                            FOR THE PAST TEN YEARS.

[GRAPHIC OMITTED]

             Institutional   Investor A      Lehman Brothers Municipal Bond Index   Lipper General Municipal Debt Funds
               - - - - - -   - - - - - - -   - - - - - - - - - - - - - - - - - -    - - - - - - - - - - - - - - - - - -
03/31/1996          10,000           9,598                                 10,000                                10,000
06/30/1996          10,093           9,676                                 10,077                                10,052
09/30/1996          10,362           9,922                                 10,309                                10,282
12/31/1996          10,662          10,198                                 10,571                                10,529
03/31/1997          10,653          10,177                                 10,547                                10,479
06/30/1997          11,037          10,532                                 10,910                                10,846
09/30/1997          11,408          10,872                                 11,239                                11,183
12/31/1997          11,742          11,178                                 11,544                                11,497
03/31/1998          11,897          11,311                                 11,677                                11,608
06/30/1998          12,070          11,462                                 11,854                                11,762
09/30/1998          12,418          11,779                                 12,219                                12,104
12/31/1998          12,496          11,839                                 12,292                                12,115
03/31/1999          12,561          11,887                                 12,401                                12,176
06/30/1999          12,342          11,666                                 12,182                                11,898
09/30/1999          12,209          11,527                                 12,133                                11,729
12/31/1999          11,976          11,293                                 12,038                                11,543
03/31/2000          12,319          11,603                                 12,391                                11,874
06/30/2000          12,477          11,739                                 12,579                                12,001
09/30/2000          12,796          12,024                                 12,882                                12,279
12/31/2000          13,287          12,472                                 13,446                                12,805
03/31/2001          13,546          12,700                                 13,744                                13,054
06/30/2001          13,664          12,784                                 13,834                                13,120
09/30/2001          14,051          13,143                                 14,222                                13,456
12/31/2001          13,922          13,007                                 14,135                                13,309
03/31/2002          14,054          13,103                                 14,268                                13,416
06/30/2002          14,414          13,435                                 14,791                                13,869
09/30/2002          14,765          13,746                                 15,493                                14,477
12/31/2002          14,757          13,722                                 15,493                                14,420
03/31/2003          14,760          13,709                                 15,679                                14,517
06/30/2003          15,283          14,179                                 16,084                                14,900
09/30/2003          15,266          14,146                                 16,097                                14,894
12/31/2003          15,451          14,301                                 16,317                                15,113
03/31/2004          15,608          14,430                                 16,599                                15,329
06/30/2004          15,322          14,148                                 16,206                                14,968
09/30/2004          15,794          14,585                                 16,837                                15,502
12/31/2004          16,029          14,779                                 17,048                                15,689
03/31/2005          16,078          14,815                                 17,042                                15,662
06/30/2005          16,347          15,053                                 17,541                                16,088
09/30/2005          16,295          14,995                                 17,519                                16,063
12/31/2005          16,348          15,034                                 17,647                                16,167
03/31/2006          16,324          15,016                                 17,691                                16,209

                        FOR PERIOD ENDING MARCH 31, 2006

                                  Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     BlackRock Class                              1.67%        3.53%        3.87%        5.06%
     Institutional Class                          1.53%        3.42%        3.80%        5.02%
     Service Class                                1.25%        3.10%        3.49%        4.71%
     Investor A Class (Load Adjusted)            (2.69)%       1.70%        2.56%        4.15%
     Investor A Class (NAV)                       1.35%        3.08%        3.41%        4.58%

     Investor B Class (Load Adjusted)            (3.88)%       1.19%        2.27%        3.81%
     Investor B Class (NAV)                       0.50%        2.28%        2.62%        3.81%
     Investor C Class (Load Adjusted)            (0.47)%       2.28%        2.62%        3.81%
     Investor C Class (NAV)                       0.51%        2.28%        2.62%        3.81%

THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (THE "BENCHMARK")
IS PRESENTED FOR COMPARATIVE PURPOSES IN RESPONSE TO REQUIREMENTS OF THE
SECURITIES AND EXCHANGE COMMISSION. HOWEVER, BLACKROCK BELIEVES THAT
DIFFERENCES BETWEEN THE WAYS IN WHICH THE PORTFOLIO IS MANAGED AND THE
BENCHMARK IS CONSTRUCTED MAY MAKE COMPARISONS BETWEEN THE PORTFOLIO AND
BENCHMARK PERFORMANCE LESS MEANINGFUL TO INVESTORS. THEREFORE, THE PERFORMANCE
OF THE LIPPER GENERAL MUNICIPAL DEBT FUNDS IS ALSO PRESENTED.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 5/14/90; INSTITUTIONAL
SHARES, 1/21/93; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 7/18/96, INVESTOR
C SHARES, 2/28/97 AND BLACKROCK SHARES, 12/22/03. SEE "NOTE ON PERFORMANCE
INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS
CALCULATED, INCLUDING IMPORTANT INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

4

                           TAX-FREE INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           68.4%
AA            20.5
A              4.1
BBB            6.5
Unrated        0.5
             -----
  Total      100.0%
             =====

     Largest State
  Concentration (% of
long-term investments)
New Jersey   11.5%
Washington    6.5
Texas         6.2
Ohio          6.0
Illinois      5.6
California    5.4
New York      5.0
Maryland      4.8
Florida       4.4
Virginia      4.3
             ----
  Total      59.7%
             ====

         Portfolio Statistics
Average maturity (years)     6.95
Modified Duration2           6.36

1  Using the higher of S&P's or Moody's ratings.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,003.40        1,001.80        1,000.40        1,001.40          996.70          996.70
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.25            2.79            4.34            4.19            7.96            7.82

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                        -----------------------------------------------------------------------------------------------
                           BlackRock     Institutional      Service         Investor        Investor        Investor
                             Class           Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)           $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00     $  1,000.00
Ending Account Value
 (3/31/06)                     1,022.73        1,022.17        1,020.61        1,020.76        1,016.92        1,017.07
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         2.27            2.83            4.39            4.24            8.08            7.93

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.45%, 0.56%, 0.87%, 0.84%, 1.60%, and 1.57% for the BlackRock,
Institutional, Service, Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

                                                                               5

                    PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

Total Net Assets (3/31/06): $657.0 million

Investment Approach:
     Seeks to maximize total return, consistent with income generation and prudent investment management. The Portfolio invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities (and related tax-exempt derivative securities), the interest on which the Portfolio manager believes is exempt from Federal income tax (including the Federal Alternative
Minimum Tax) and Pennsylvania state income tax ("municipal securities"). The
Portfolio normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers (including issuers located outside of Pennsylvania). The Portfolio emphasizes municipal securities in the ten to twenty year maturity range.

Recent Portfolio Management Activity:
     o  All share classes of the Portfolio underperformed the Lipper Peer Group
(Pennsylvania Municipal Debt Funds) for the semi-annual period.

     o  During the semi-annual period, in aggregate within the U.S., states have experienced strong revenue growth, which has created a solid fundamental environment for the municipal market. Increased revenues have contributed to a reduction in issuance of new debt, which has improved market technicals. With demand high, municipals outperformed most taxable sectors before adjusting for any tax benefit during the period.

     o  Recent economic acceleration has provided nearly all states with increased revenues well above fiscal year projections, leading to the most financial flexibility seen in the last five years. State budgets are more balanced today, and many have begun to rebuild reserves. Steady economic growth, increased corporate profits, a solid real estate market, and stock market gains have all been important drivers of strong revenue. Looking ahead, state financial projections are cautiously optimistic.

     o  Municipal new issue supply during the fourth quarter of 2005 was the second highest on record, as a total of $99 billion was issued during the fourth quarter, representing a 10% increase over the same period in 2004.
During the first quarter of 2006, however, as expected, there was a decline in the pace of municipal bond issuance. With improving tax revenues, states have less of a need to borrow externally for cash flow purposes, which resulted in a
29% decline in new issue supply during the quarter.

     o  In a world where most market yield curves are relatively flat, the municipal curve is positively sloped by close to 100 basis points. The positive slope has shifted demand for municipal bonds further out the maturity spectrum, both for municipal-only buyers as well as for alternative/crossover types.

     o  During the semi-annual period, the municipal yield curve flattened.
During the first half of the period, the Portfolio held a significant amount of securities in the 7- to 15-year portion of the curve, which detracted from performance. The Portfolio maintained an emphasis on higher coupon callable securities. We also had significant holdings of shorter duration, high book income positions. In the second half of the period, the Portfolio's underweight in the 20-year portion was the main contributor to the underperformance. While we have been transitioning the focus significantly toward total return and away from the income bias, we did not move far enough during the period toward this goal to offset the curve positioning. We currently intend to continue this transition during the second quarter of 2006.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PA TAX-FREE INCOME
                                   PORTFOLIO,
THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER PENNSYLVANIA MUNICIPAL
                                   DEBT FUNDS
                            FOR THE PAST TEN YEARS.

[GRAPHIC OMITTED]

             Institutional   Investor A      Lehman Brothers Municipal Bond Index   Lipper Pennsylvania Municipal Debt Funds
                - - - - -    - - - - - - -   - - - - - - - - - - - - - - - - - -    - - - - - - - - - - - - - - - - - - - -
03/31/1996          10,000           9,602                                 10,000                                     10,000
06/30/1996          10,089           9,677                                 10,077                                     10,069
09/30/1996          10,321           9,888                                 10,309                                     10,302
12/31/1996          10,584          10,129                                 10,571                                     10,537
03/31/1997          10,545          10,080                                 10,547                                     10,500
06/30/1997          10,868          10,378                                 10,910                                     10,846
09/30/1997          11,191          10,674                                 11,239                                     11,164
12/31/1997          11,505          10,962                                 11,544                                     11,473
03/31/1998          11,645          11,083                                 11,677                                     11,588
06/30/1998          11,831          11,248                                 11,854                                     11,747
09/30/1998          12,143          11,533                                 12,219                                     12,041
12/31/1998          12,208          11,581                                 12,292                                     12,052
03/31/1999          12,306          11,662                                 12,401                                     12,124
06/30/1999          12,102          11,456                                 12,182                                     11,895
09/30/1999          12,044          11,388                                 12,133                                     11,705
12/31/1999          11,928          11,266                                 12,038                                     11,492
03/31/2000          12,231          11,540                                 12,391                                     11,800
06/30/2000          12,408          11,693                                 12,579                                     11,922
09/30/2000          12,707          11,961                                 12,882                                     12,216
12/31/2000          13,117          12,332                                 13,446                                     12,686
03/31/2001          13,414          12,585                                 13,744                                     12,917
06/30/2001          13,455          12,609                                 13,834                                     13,003
09/30/2001          13,805          12,935                                 14,222                                     13,374
12/31/2001          13,736          12,842                                 14,135                                     13,259
03/31/2002          13,844          12,928                                 14,268                                     13,357
06/30/2002          14,306          13,357                                 14,791                                     13,798
09/30/2002          14,707          13,715                                 15,493                                     14,402
12/31/2002          14,740          13,718                                 15,493                                     14,360
03/31/2003          14,880          13,845                                 15,679                                     14,499
06/30/2003          15,255          14,164                                 16,084                                     14,859
09/30/2003          15,172          14,070                                 16,097                                     14,837
12/31/2003          15,365          14,233                                 16,317                                     15,051
03/31/2004          15,463          14,320                                 16,599                                     15,256
06/30/2004          15,194          14,054                                 16,206                                     14,887
09/30/2004          15,600          14,414                                 16,837                                     15,387
12/31/2004          15,777          14,564                                 17,048                                     15,586
03/31/2005          15,778          14,537                                 17,042                                     15,591
06/30/2005          16,020          14,759                                 17,541                                     16,000
09/30/2005          15,975          14,703                                 17,519                                     15,978
12/31/2005          16,070          14,776                                 17,647                                     16,070
03/31/2006          16,066          14,759                                 17,691                                     16,120

                        FOR PERIOD ENDING MARCH 31, 2006

                                  Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     Institutional Class                          1.83%        2.59%        3.67%        4.86%
     Service Class                                1.52%        2.28%        3.37%        4.53%
     Investor A Class (Load Adjusted)            (2.54)%       0.76%        2.40%        3.97%
     Investor A Class (NAV)                       1.53%        2.16%        3.24%        4.39%
     Investor B Class (Load Adjusted)            (3.59)%       0.36%        2.16%        3.65%
     Investor B Class (NAV)                       0.77%        1.43%        2.50%        3.65%

     Investor C Class (Load Adjusted)            (0.20)%       1.43%        2.48%        3.67%
     Investor C Class (NAV)                       0.77%        1.43%        2.48%        3.67%

THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (THE "BENCHMARK")
IS PRESENTED FOR COMPARATIVE PURPOSES IN RESPONSE TO REQUIREMENTS OF THE
SECURITIES AND EXCHANGE COMMISSION. HOWEVER, BLACKROCK BELIEVES THAT
DIFFERENCES BETWEEN THE WAYS IN WHICH THE PORTFOLIO IS MANAGED AND THE
BENCHMARK IS CONSTRUCTED MAY MAKE COMPARISONS BETWEEN THE PORTFOLIO AND
BENCHMARK PERFORMANCE LESS MEANINGFUL TO INVESTORS. THEREFORE, THE PERFORMANCE
OF THE LIPPER PENNSYLVANIA MUNICIPAL DEBT FUNDS IS ALSO PRESENTED.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR A SHARES, 12/1/92;
SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94 AND INVESTOR C SHARES,
8/14/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

6

                    PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           77.0%
AA            10.2
A              8.8
BBB            3.9
Unrated        0.1
             -----
  Total      100.0%
             =====

         Portfolio Statistics
Average maturity (years)     5.35
Modified Duration2           4.94

1  Using the higher of S&P's or Moody's ratings.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)        $     1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,005.70        1,004.20        1,003.80        1,000.00        1,000.00
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.00            4.50            4.90            8.63            8.58

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)        $     1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,021.97        1,020.46        1,020.05        1,016.27        1,016.32
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.03            4.54            4.95            8.73            8.68

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.60%, 0.90%, 0.98%, 1.73%, and 1.72% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               7

                     NEW JERSEY TAX-FREE INCOME PORTFOLIO

Total Net Assets (3/31/06): $166.8 million

Investment Approach:
     Seeks to maximize total return, consistent with income generation and prudent investment management. The Portfolio invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities (and related tax-exempt derivative securities), the interest on which the Portfolio manager believes is exempt from Federal income tax (including the Federal Alternative
Minimum Tax) and New Jersey state income tax ("municipal securities"). The
Portfolio normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers. The Portfolio emphasizes securities in the ten to twenty year maturity range.

Recent Portfolio Management Activity:
     o  All share classes of the Portfolio underperformed the Lipper Peer Group
(New Jersey Municipal Debt Funds) for the semi-annual period.

     o  During the semi-annual period, in aggregate within the U.S., states have experienced strong revenue growth, which has created a solid fundamental environment for the municipal market. Increased revenues have contributed to a reduction in issuance of new debt, which has improved market technicals. With demand high, municipals outperformed most taxable sectors before adjusting for any tax benefit during the period.

     o  Recent economic acceleration has provided nearly all states with increased revenues well above fiscal year projections, leading to the most financial flexibility seen in the last five years. State budgets are more balanced today, and many have begun to rebuild reserves. Steady economic growth, increased corporate profits, a solid real estate market, and stock market gains have all been important drivers of strong revenue. Looking ahead, state financial projections are cautiously optimistic.

     o  Municipal new issue supply during the fourth quarter of 2005 was the second highest on record, as a total of $99 billion was issued during the fourth quarter, representing a 10% increase over the same period in 2004.
During the first quarter of 2006, however, as expected, there was a decline in the pace of municipal bond issuance. With improving tax revenues, states have less of a need to borrow externally for cash flow purposes, which resulted in a
29% decline in new issue supply during the quarter.

     o  In a world where most market yield curves are relatively flat, the municipal curve is positively sloped by close to 100 basis points. The positive slope has shifted demand for municipal bonds further out the maturity spectrum, both for municipal-only buyers as well as for alternative/crossover types.

     o  During the semi-annual period, the municipal yield curve flattened.
This was the driving force behind the Portfolio's return. During the first half of the period, the Portfolio held a significant amount of securities in the 7-
to 15-year portion of the curve, which detracted from performance. The
Portfolio maintained an emphasis on higher coupon callable securities. We also had significant holdings of shorter duration, high book income positions. In the second half of the period, the Portfolio's underweight in the 25-year and longer portions and overweight in the 3- and 5-year portions were contributors to the underperformance. While we have been transitioning the focus significantly toward total return and away from the income bias, we did not move far enough during the period toward this goal to offset the curve positioning. We currently intend to continue this transition during the second quarter of 2006.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NJ TAX-FREE INCOME
                                  PORTFOLIO,
THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER NEW JERSEY MUNICIPAL
                                  DEBT FUNDS
                            FOR THE PAST TEN YEARS.

[GRAPHIC OMITTED]

             Service   Investor A
             - - - -   - - - - - -
03/31/1996    10,000         9,601
06/30/1996    10,028         9,623
09/30/1996    10,203         9,787
12/31/1996    10,457        10,028
03/31/1997    10,429         9,997
06/30/1997    10,721        10,272
09/30/1997    11,030        10,564
12/31/1997    11,321        10,838
03/31/1998    11,414        10,923
06/30/1998    11,581        11,078
09/30/1998    11,944        11,420
12/31/1998    11,997        11,466
03/31/1999    12,036        11,498
06/30/1999    11,789        11,258
09/30/1999    11,747        11,213
12/31/1999    11,663        11,128
03/31/2000    11,896        11,345
06/30/2000    12,067        11,503
09/30/2000    12,316        11,736
12/31/2000    12,796        12,188
03/31/2001    13,096        12,468
06/30/2001    13,165        12,518
09/30/2001    13,516        12,858
12/31/2001    13,360        12,704
03/31/2002    13,564        12,882
06/30/2002    14,031        13,331
09/30/2002    14,481        13,741
12/31/2002    14,493        13,758
03/31/2003    14,637        13,877
06/30/2003    15,003        14,231
09/30/2003    14,892        14,119
12/31/2003    15,079        14,279
03/31/2004    15,269        14,453
06/30/2004    14,935        14,142
09/30/2004    15,456        14,631
12/31/2004    15,652        14,813
03/31/2005    15,621        14,767
06/30/2005    15,955        15,093
09/30/2005    15,870        15,008
12/31/2005    15,923        15,055
03/31/2006    15,919        15,049

             Lehman Brothers Municipal Bond Index     Lipper New Jersey Municipal Debt Funds
             - - - - - - - - - - - - - - - - - - -    - - - - - - - - - - - - - - - - - - -
03/31/1996                                  10,000                                    10,000
06/30/1996                                  10,077                                    10,069
09/30/1996                                  10,309                                    10,290
12/31/1996                                  10,571                                    10,524
03/31/1997                                  10,547                                    10,496
06/30/1997                                  10,910                                    10,816
09/30/1997                                  11,239                                    11,130
12/31/1997                                  11,544                                    11,423
03/31/1998                                  11,677                                    11,528
06/30/1998                                  11,854                                    11,686
09/30/1998                                  12,219                                    12,031
12/31/1998                                  12,292                                    12,073
03/31/1999                                  12,401                                    12,139
06/30/1999                                  12,182                                    11,898
09/30/1999                                  12,133                                    11,732
12/31/1999                                  12,038                                    11,539
03/31/2000                                  12,391                                    11,828
06/30/2000                                  12,579                                    11,971
09/30/2000                                  12,882                                    12,251
12/31/2000                                  13,446                                    12,769
03/31/2001                                  13,744                                    13,044
06/30/2001                                  13,834                                    13,143
09/30/2001                                  14,222                                    13,405
12/31/2001                                  14,135                                    13,292
03/31/2002                                  14,268                                    13,430
06/30/2002                                  14,791                                    13,869
09/30/2002                                  15,493                                    14,377
12/31/2002                                  15,493                                    14,368
03/31/2003                                  15,679                                    14,447
06/30/2003                                  16,084                                    14,822
09/30/2003                                  16,097                                    14,798
12/31/2003                                  16,317                                    15,034
03/31/2004                                  16,599                                    15,232
06/30/2004                                  16,206                                    14,856
09/30/2004                                  16,837                                    15,373
12/31/2004                                  17,048                                    15,581
03/31/2005                                  17,042                                    15,603
06/30/2005                                  17,541                                    16,018
09/30/2005                                  17,519                                    15,989
12/31/2005                                  17,647                                    16,083
03/31/2006                                  17,691                                    16,133

                        FOR PERIOD ENDING MARCH 31, 2006

                                  Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     Institutional Class                          2.30%        3.15%        4.29%        5.01%
     Service Class                                1.91%        2.84%        3.98%        4.76%
     Investor A Class (Load Adjusted)            (2.15)%       1.34%        2.99%        4.17%
     Investor A Class (NAV)                       1.91%        2.74%        3.83%        4.60%
     Investor B Class(Load Adjusted)             (3.35)%       0.89%        2.71%        3.84%

     Investor B Class (NAV)                       1.05%        1.97%        3.06%        3.84%
     Investor C Class(Load Adjusted)              0.07%        1.93%        3.05%        3.85%
     Investor C Class (NAV)                       1.04%        1.93%        3.05%        3.85%

THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (THE "BENCHMARK")
IS PRESENTED FOR COMPARATIVE PURPOSES IN RESPONSE TO REQUIREMENTS OF THE
SECURITIES AND EXCHANGE COMMISSION. HOWEVER, BLACKROCK BELIEVES THAT
DIFFERENCES BETWEEN THE WAYS IN WHICH THE PORTFOLIO IS MANAGED AND THE
BENCHMARK IS CONSTRUCTED MAY MAKE COMPARISONS BETWEEN THE PORTFOLIO AND
BENCHMARK PERFORMANCE LESS MEANINGFUL TO INVESTORS. THEREFORE, THE PERFORMANCE
OF THE LIPPER NEW JERSEY MUNICIPAL DEBT FUNDS IS ALSO PRESENTED.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR A SHARES,
1/26/96; INVESTOR B SHARES, 7/2/96; INSTITUTIONAL SHARES, 5/4/98 AND INVESTOR C
SHARES, 12/9/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH* ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.  Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

8

                     NEW JERSEY TAX-FREE INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           64.6%
AA            13.9
A              6.7
BBB           12.8
Unrated        2.0
             -----
  Total      100.0%
             =====

         Portfolio Statistics
Average maturity (years)     6.42
Modified Duration2           5.99

1  Using the higher of S&P's or Moody's ratings.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)          $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,004.60        1,003.10        1,002.70          998.90          998.80
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.00            4.49            4.79            8.62            8.72

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)        $     1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,021.97        1,020.46        1,020.15        1,016.27        1,016.16
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.03            4.54            4.85            8.73            8.84

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.60%, 0.90%, 0.96%, 1.73%, and 1.75% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                               9

                        OHIO TAX-FREE INCOME PORTFOLIO

Total Net Assets (3/31/06): $123.7 million

Investment Approach:

     Seeks to maximize total return, consistent with income generation and prudent investment management. The Portfolio invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities (and related tax-exempt derivative securities), the interest on which the Portfolio manager believes is exempt from Federal income tax (including the Federal Alternative
Minimum Tax) and Ohio state income tax ("municipal securities"). The Portfolio normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers
(including issuers located outside of Ohio). The Portfolio emphasizes municipal securities in the ten to twenty year maturity range.
Recent Portfolio Management Activity:

     o  All share classes of the Portfolio underperformed the Lipper Peer Group
(Ohio Municipal Debt Funds) for the semi-annual period.

     o  During the semi-annual period, in aggregate within the U.S., states have experienced strong revenue growth, which has created a solid fundamental environment for the municipal market. Increased revenues have contributed to a reduction in issuance of new debt, which has improved market technicals. With demand high, municipals outperformed most taxable sectors before adjusting for any tax benefit during the period.

     o  Recent economic acceleration has provided nearly all states with increased revenues well above fiscal year projections, leading to the most financial flexibility seen in the last five years. State budgets are more balanced today, and many have begun to rebuild reserves. Steady economic growth, increased corporate profits, a solid real estate market, and stock market gains have all been important drivers of strong revenue. Looking ahead, state financial projections are cautiously optimistic.

     o  Municipal new issue supply during the fourth quarter of 2005 was the second highest on record, as a total of $99 billion was issued during the fourth quarter, representing a 10% increase over the same period in 2004.
During the first quarter of 2006, however, as expected, there was a decline in the pace of municipal bond issuance. With improving tax revenues, states have less of a need to borrow externally for cash flow purposes, which resulted in a
29% decline in new issue supply during the quarter.
     o  In a world where most market yield curves are relatively flat, the municipal curve is positively sloped by close to 100 basis points. The positive slope has shifted demand for municipal bonds further out the maturity spectrum, both for municipal-only buyers as well as for alternative/crossover types.

     o  During the semi-annual period, the municipal yield curve flattened.
This was the driving force behind the Portfolio's return. During the first half of the period, the Portfolio held a significant amount of securities in the 7-
to 15-year portion of the curve, which detracted from performance. The
Portfolio maintained an emphasis on higher coupon callable securities. We also had significant holdings of shorter duration, high book income positions. In the second half of the period, the Portfolio was underweight the 20-year portion and had a modest overweight in the 10-year portion, contributing to the underperformance. While we have been transitioning the focus significantly toward total return and away from the income bias, we did not move far enough during the period toward this goal to offset the curve positioning. We currently intend to continue this transition during the second quarter of 2006.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE OH TAX-FREE INCOME
                                  PORTFOLIO,
THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER OHIO MUNICIPAL DEBT
                                     FUNDS
                            FOR THE PAST TEN YEARS.

[GRAPHIC OMITTED]

               Institutional     Investor A     Lehman Brothers Municipal Bond Index     Lipper Ohio Municipal Debt Funds
               - - - - - - -     - - - - -      - - - - - - - - - - - - - - - - - -      - - - - - - - - - - - - - - - -
03/31/1996            10,000          9,600                                   10,000                               10,000
06/30/1996            10,085          9,670                                   10,077                               10,073
09/30/1996            10,326          9,889                                   10,309                               10,301
12/31/1996            10,586         10,127                                   10,571                               10,542
03/31/1997            10,558         10,088                                   10,547                               10,503
06/30/1997            10,885         10,388                                   10,910                               10,827
09/30/1997            11,207         10,683                                   11,239                               11,125
12/31/1997            11,503         10,952                                   11,544                               11,414
03/31/1998            11,608         11,040                                   11,677                               11,521
06/30/1998            11,793         11,202                                   11,854                               11,669
09/30/1998            12,167         11,544                                   12,219                               11,984
12/31/1998            12,234         11,594                                   12,292                               12,024
03/31/1999            12,320         11,662                                   12,401                               12,100
06/30/1999            12,027         11,371                                   12,182                               11,875
09/30/1999            11,998         11,330                                   12,133                               11,735
12/31/1999            11,864         11,190                                   12,038                               11,558
03/31/2000            12,196         11,490                                   12,391                               11,875
06/30/2000            12,375         11,657                                   12,579                               12,012
09/30/2000            12,660         11,900                                   12,882                               12,285
12/31/2000            13,192         12,386                                   13,446                               12,779
03/31/2001            13,547         12,704                                   13,744                               13,025
06/30/2001            13,639         12,775                                   13,834                               13,078
09/30/2001            14,105         13,196                                   14,222                               13,398
12/31/2001            13,965         13,051                                   14,135                               13,310
03/31/2002            14,131         13,190                                   14,268                               13,417
06/30/2002            14,706         13,710                                   14,791                               13,844
09/30/2002            15,290         14,238                                   15,493                               14,434
12/31/2002            15,274         14,194                                   15,493                               14,385
03/31/2003            15,425         14,331                                   15,679                               14,520
06/30/2003            15,832         14,692                                   16,084                               14,895
09/30/2003            15,716         14,567                                   16,097                               14,844
12/31/2003            15,929         14,747                                   16,317                               15,044
03/31/2004            16,126         14,912                                   16,599                               15,237
06/30/2004            15,996         14,774                                   16,206                               14,880
09/30/2004            16,474         15,200                                   16,837                               15,409
12/31/2004            16,638         15,337                                   17,048                               15,590
03/31/2005            16,651         15,347                                   17,042                               15,547
06/30/2005            16,959         15,601                                   17,541                               15,954
09/30/2005            16,893         15,525                                   17,519                               15,890
12/31/2005            16,988         15,596                                   17,647                               15,975
03/31/2006            16,983         15,593                                   17,691                               15,988

                        FOR PERIOD ENDING MARCH 31, 2006

                                  Average Annual Total Return
                                             1 Year        3 Year       5 Year       10 Year
                                          ------------   ----------   ----------   ----------
     Institutional Class                          2.00%        3.26%        4.62%        5.44%
     Service Class                                1.69%        3.01%        4.35%        5.14%
     Investor A Class (Load Adjusted)            (2.47)%       1.47%        3.34%        4.54%
     Investor A Class (NAV)                       1.61%        2.85%        4.18%        4.97%

     Investor B Class (Load Adjusted)            (3.54)%       1.00%        3.06%        4.19%
     Investor B Class (NAV)                       0.84%        2.08%        3.41%        4.19%
     Investor C Class (Load Adjusted)            (0.13)%       2.08%        3.41%        4.19%
     Investor C Class (NAV)                       0.84%        2.08%        3.41%        4.19%

THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (THE "BENCHMARK")
IS PRESENTED FOR COMPARATIVE PURPOSES IN RESPONSE TO REQUIREMENTS OF THE
SECURITIES AND EXCHANGE COMMISSION. HOWEVER, BLACKROCK BELIEVES THAT
DIFFERENCES BETWEEN THE WAYS IN WHICH THE PORTFOLIO IS MANAGED AND THE
BENCHMARK IS CONSTRUCTED MAY MAKE COMPARISONS BETWEEN THE PORTFOLIO AND
BENCHMARK PERFORMANCE LESS MEANINGFUL TO INVESTORS. THEREFORE, THE PERFORMANCE
OF THE LIPPER OHIO MUNICIPAL DEBT FUNDS IS ALSO PRESENTED.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER
THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S
SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR A SHARES, 12/1/92;
SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/13/94 AND INVESTOR C SHARES,
8/26/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH\^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

10

                        OHIO TAX-FREE INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           76.5%
AA            12.7
A              3.8
BBB            7.0
             -----
  Total      100.0%
             =====

         Portfolio Statistics
Average maturity (years)     5.27
Modified Duration2           5.15

1  Using the higher of S&P's or Moody's ratings.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)        $     1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,005.30        1,004.70        1,004.40        1,000.50          999.60
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.00            4.50            4.75            8.63            8.52

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)        $     1,000.00    $   1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,021.97        1,020.46        1,020.20        1,016.27        1,016.37
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.03            4.54            4.80            8.73            8.63

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.60%, 0.90%, 0.95%, 1.73%, and 1.71% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              11

                      DELAWARE TAX-FREE INCOME PORTFOLIO

Total Net Assets (3/31/06): $69.2 million

Investment Approach:

     Seeks to maximize total return, consistent with income generation and prudent investment management. The Portfolio invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities (and related tax-exempt derivative securities), the interest on which the Portfolio manager believes is exempt from Federal income tax (including the Federal Alternative
Minimum Tax) and Delaware state income tax ("municipal securities"). The
Portfolio normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers (including issuers located outside of Delaware). The Portfolio emphasizes municipal securities in the ten to twenty year maturity range.
Recent Portfolio Management Activity:

     o  All share classes of the Portfolio underperformed the Lipper Peer Group
(Other States Municipal Debt Funds) for the semi-annual period.

     o  During the semi-annual period, in aggregate within the U.S., states have experienced strong revenue growth, which has created a solid fundamental environment for the municipal market. Increased revenues have contributed to a reduction in issuance of new debt, which has improved market technicals. With demand high, municipals outperformed most taxable sectors before adjusting for any tax benefit during the period.

     o  Recent economic acceleration has provided nearly all states with increased revenues well above fiscal year projections, leading to the most financial flexibility seen in the last five years. State budgets are more balanced today, and many have begun to rebuild reserves. Steady economic growth, increased corporate profits, a solid real estate market, and stock market gains have all been important drivers of strong revenue. Looking ahead, state financial projections are cautiously optimistic.

     o  Municipal new issue supply during the fourth quarter of 2005 was the second highest on record, as a total of $99 billion was issued during the fourth quarter, representing a 10% increase over the same period in 2004.
During the first quarter of 2006, however, as expected, there was a decline in the pace of municipal bond issuance. With improving tax revenues, states have less of a need to borrow externally for cash flow purposes, which resulted in a
29% decline in new issue supply during the quarter.

     o  In a world where most market yield curves are relatively flat, the municipal curve is positively sloped by close to 100 basis points. The positive slope has shifted demand for municipal bonds further out the maturity spectrum, both for municipal-only buyers as well as for alternative/crossover types.

     o  During the semi-annual period, the municipal yield curve flattened.
This was the driving force behind the Portfolio's return. During the first half of the period, the Portfolio held a significant amount of securities in the 7-
to 15-year portion of the curve, which detracted from performance. The
Portfolio maintained an emphasis on higher coupon callable securities. We also had significant holdings of shorter duration, high book income positions. In the second half of the period, the Portfolio was overweight the 7- and 10-year buckets and underweight the 15- and 20-year buckets compared to the Lehman index. While we have been transitioning the focus significantly toward total return and away from the income bias, we did not move far enough during the period toward this goal to offset the curve positioning. We currently intend to continue this transition during the second quarter of 2006.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE DE TAX-FREE INCOME
                                  PORTFOLIO,
THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER OTHER STATES MUNICIPAL
                                   DEBT FUNDS
                                SINCE INCEPTION.

[GRAPHIC OMITTED]

             Institutional   Investor A   Lehman Brothers Municipal Bond Index**   Lipper Other States Municipal Debt Funds
             - - - - - - -   - - - - -    - - - - - - - - - - - - - - - - - - -    - - - - - - - - - - - - - - - - - - - -
05/11/1998          10,000        9,597                                   10,000                                     10,000
06/30/1998          10,165        9,749                                   10,039                                     10,156
09/30/1998          10,516       10,074                                   10,348                                     10,439
12/31/1998          10,582       10,125                                   10,410                                     10,463
03/31/1999          10,673       10,200                                   10,502                                     10,528
06/30/1999          10,436        9,962                                   10,317                                     10,329
09/30/1999          10,400        9,916                                   10,275                                     10,191
12/31/1999          10,332        9,839                                   10,195                                     10,038
03/31/2000          10,612       10,094                                   10,494                                     10,302
06/30/2000          10,758       10,222                                   10,653                                     10,415
09/30/2000          10,972       10,413                                   10,910                                     10,665
12/31/2000          11,384       10,791                                   11,387                                     11,101
03/31/2001          11,638       11,019                                   11,640                                     11,300
06/30/2001          11,686       11,052                                   11,716                                     11,356
09/30/2001          12,087       11,418                                   12,044                                     11,649
12/31/2001          11,933       11,258                                   11,971                                     11,575
03/31/2002          12,059       11,364                                   12,084                                     11,656
06/30/2002          12,564       11,827                                   12,526                                     12,031
09/30/2002          13,145       12,359                                   13,121                                     12,521
12/31/2002          13,085       12,277                                   13,121                                     12,472
03/31/2003          13,187       12,370                                   13,279                                     12,574
06/30/2003          13,586       12,730                                   13,621                                     12,858
09/30/2003          13,490       12,625                                   13,632                                     12,834
12/31/2003          13,654       12,775                                   13,818                                     12,998
03/31/2004          13,783       12,881                                   14,057                                     13,127
06/30/2004          13,448       12,553                                   13,725                                     12,879
09/30/2004          14,005       13,047                                   14,259                                     13,268
12/31/2004          14,139       13,172                                   14,437                                     13,395
03/31/2005          14,078       13,101                                   14,432                                     13,368
06/30/2005          14,398       13,386                                   14,855                                     13,643
09/30/2005          14,308       13,289                                   14,837                                     13,632
12/31/2005          14,347       13,299                                   14,945                                     13,714
03/31/2006          14,298       13,255                                   14,982                                     13,771

                        FOR PERIOD ENDING MARCH 31, 2006

                                     Average Annual Total Return
                                             1 Year        3 Year       5 Year      From Inception
                                          ------------   ----------   ----------   ---------------
     Institutional Class                          1.56%        2.73%        4.20%             4.64%
     Service Class                                1.26%        2.43%        3.89%             4.33%
     Investor A Class (Load Adjusted)            (2.92)%       0.94%        2.92%             3.64%
     Investor A Class (NAV)                       1.17%        2.33%        3.76%             4.18%
     Investor B Class (Load Adjusted)            (3.96)%       0.49%        2.65%             3.40%

     Investor B Class (NAV)                       0.41%        1.57%        2.99%             3.40%
     Investor C Class (Load Adjusted)            (0.46)%       1.57%        2.99%             3.40%
     Investor C Class (NAV)                       0.52%        1.57%        2.99%             3.40%

** THE PERFORMANCE FOR THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IN THE CHART
STARTS ON JUNE 1, 1998.
THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (THE "BENCHMARK")
IS PRESENTED FOR COMPARATIVE PURPOSES IN RESPONSE TO REQUIREMENTS OF THE
SECURITIES AND EXCHANGE COMMISSION. HOWEVER, BLACKROCK BELIEVES THAT
DIFFERENCES BETWEEN THE WAYS IN WHICH THE PORTFOLIO IS MANAGED AND THE
BENCHMARK IS CONSTRUCTED MAY MAKE COMPARISONS BETWEEN THE PORTFOLIO AND
BENCHMARK PERFORMANCE LESS MEANINGFUL TO INVESTORS. THEREFORE, THE PERFORMANCE
OF THE LIPPER OTHER STATES MUNICIPAL DEBT FUNDS IS ALSO PRESENTED.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON
05/11/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH \^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

12

                      DELAWARE TAX-FREE INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           63.0%
AA             4.2
A             20.6
BBB           12.2
             -----
  Total      100.0%
             =====

         Portfolio Statistics
Average maturity (years)     5.93
Modified Duration2           7.18

1  Using the higher of S&P's or Moody's ratings.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Actual Expenses
                        ---------------------------------------------------------------
                         Institutional      Investor        Investor        Investor
                             Class          A Class         B Class         C Class
                        --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)        $     1,000.00  $     1,000.00  $     1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                       999.30          997.40          993.70          993.70
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.44            5.23            8.90            8.90

                                             Hypothetical Expenses
                                          (5% return before expenses)
                        ---------------------------------------------------------------
                         Institutional      Investor        Investor        Investor
                             Class          A Class         B Class         C Class
                        --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)        $     1,000.00  $     1,000.00  $     1,000.00  $     1,000.00
Ending Account Value
 (3/31/06)                     1,021.52        1,019.70        1,015.96        1,015.96
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.48            5.30            9.04            9.04

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.69%, 1.05%, 1.79%, and 1.79% for the Institutional, Investor A, B
and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              13

                      KENTUCKY TAX-FREE INCOME PORTFOLIO

Total Net Assets (3/31/06): $70.5 million

Investment Approach:

     Seeks to maximize total return, consistent with income generation and prudent investment management. The Portfolio invests primarily in bonds issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies or authorities (and related tax-exempt derivative securities), the interest on which the Portfolio manager believes is exempt from Federal income tax (including the Federal Alternative
Minimum Tax) and Kentucky state income tax ("municipal securities"). The
Portfolio normally invests at least 80% of its assets in municipal securities, including both general obligation and revenue bonds, from a diverse range of issuers (including issuers located outside of Kentucky). The Portfolio emphasizes municipal securities in the ten to twenty year maturity range.
Recent Portfolio Management Activity:

     o  All share classes of the Portfolio underperformed the Lipper Peer Group
(Kentucky Municipal Debt Funds) for the semi-annual period.

     o  During the semi-annual period, in aggregate within the U.S., states have experienced strong revenue growth, which has created a solid fundamental environment for the municipal market. Increased revenues have contributed to a reduction in issuance of new debt, which has improved market technicals. With demand high, municipals outperformed most taxable sectors before adjusting for any tax benefit during the period.

     o  Recent economic acceleration has provided nearly all states with increased revenues well above fiscal year projections, leading to the most financial flexibility seen in the last five years. State budgets are more balanced today, and many have begun to rebuild reserves. Steady economic growth, increased corporate profits, a solid real estate market, and stock market gains have all been important drivers of strong revenue. Looking ahead, state financial projections are cautiously optimistic.

     o  Municipal new issue supply during the fourth quarter of 2005 was the second highest on record, as a total of $99 billion was issued during the fourth quarter, representing a 10% increase over the same period in 2004.
During the first quarter of 2006, however, as expected, there was a decline in the pace of municipal bond issuance. With improving tax revenues, states have less of a need to borrow externally for cash flow purposes, which resulted in a
29% decline in new issue supply during the quarter.

     o  In a world where most market yield curves are relatively flat, the municipal curve is positively sloped by close to 100 basis points. The positive slope has shifted demand for municipal bonds further out the maturity spectrum, both for municipal-only buyers as well as for alternative/crossover types.

     o  During the semi-annual period, the municipal yield curve flattened.
This was the driving force behind the Portfolio's return. During the first half of the period, the Portfolio held a significant amount of securities in the 7-
to 15-year portion of the curve, which detracted from performance. The
Portfolio maintained an emphasis on higher coupon callable securities. We also had significant holdings of shorter duration, high book income positions. In the second half of the period, the Portfolio's underweight in the weakest performing sector of the curve, the 7- and 10-year portions, helped the
Portfolio have better relative performance vs. the peer group. While we have been transitioning the focus significantly toward total return and away from the income bias, we did not move far enough during the period toward this goal to offset the curve positioning. We currently intend to continue this transition during the second quarter of 2006.

     o  In January 2006, the Kentucky Court of Appeals in Davis vs. Kentucky
found that the Kentucky State tax on out-of-state municipal bond income was unconstitutional as a violation of the Commerce Clause since income from in-state bonds is not taxed. If this ruling is left intact, the implication is that the special treatment afforded to most states' own municipal debt versus out-of-state debt could disappear over time. It is widely expected that the
State will appeal this decision to the Kentucky Supreme Court. While it is still too early to predict the outcome, this case has significant implications for the relative value among municipal bonds in the long run. If the ruling is left intact, it would likely encourage similar challenges in other states nationwide.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE KY TAX-FREE
                               INCOME PORTFOLIO,
THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER KENTUCKY MUNICIPAL DEBT
                                    FUNDS
                                SINCE INCEPTION.

[GRAPHIC OMITTED]

             Institutional   Investor A   Lehman Brothers Municipal Bond Index**   Lipper Kentucky Municipal Debt Funds
             - - - - - - -   - - - - -    - - - - - - - - - - - - - - - - - - -    - - - - - - - - - - - - - - - - - -
05/11/1998          10,000        9,597                                   10,000                                 10,000
06/30/1998          10,176        9,759                                   10,039                                 10,153
09/30/1998          10,495       10,053                                   10,348                                 10,416
12/31/1998          10,552       10,096                                   10,410                                 10,446
03/31/1999          10,609       10,139                                   10,502                                 10,508
06/30/1999          10,414        9,941                                   10,317                                 10,335
09/30/1999          10,366        9,883                                   10,275                                 10,227
12/31/1999          10,297        9,806                                   10,195                                 10,105
03/31/2000          10,500        9,988                                   10,494                                 10,332
06/30/2000          10,629       10,110                                   10,653                                 10,411
09/30/2000          10,849       10,296                                   10,910                                 10,631
12/31/2000          11,199       10,616                                   11,387                                 10,999
03/31/2001          11,469       10,859                                   11,640                                 11,194
06/30/2001          11,548       10,921                                   11,716                                 11,262
09/30/2001          11,815       11,161                                   12,044                                 11,502
12/31/2001          11,692       11,031                                   11,971                                 11,431
03/31/2002          11,868       11,173                                   12,084                                 11,542
06/30/2002          12,208       11,491                                   12,526                                 11,884
09/30/2002          12,453       11,708                                   13,121                                 12,268
12/31/2002          12,490       11,729                                   13,121                                 12,276
03/31/2003          12,600       11,819                                   13,279                                 12,397
06/30/2003          12,915       12,088                                   13,621                                 12,693
09/30/2003          12,872       12,045                                   13,632                                 12,674
12/31/2003          13,037       12,173                                   13,818                                 12,845
03/31/2004          13,197       12,321                                   14,057                                 13,024
06/30/2004          12,977       12,101                                   13,725                                 12,770
09/30/2004          13,387       12,471                                   14,259                                 13,196
12/31/2004          13,609       12,665                                   14,437                                 13,347
03/31/2005          13,638       12,679                                   14,432                                 13,333
06/30/2005          13,849       12,863                                   14,855                                 13,644
09/30/2005          13,836       12,839                                   14,837                                 13,603
12/31/2005          13,895       12,881                                   14,945                                 13,681
03/31/2006          13,896       12,870                                   14,982                                 13,685

                        FOR PERIOD ENDING MARCH 31, 2006

                                     Average Annual Total Return
                                             1 Year        3 Year       5 Year      From Inception
                                          ------------   ----------   ----------   ---------------
     Institutional Class                          2.00%        3.35%        3.94%             4.27%
     Service Class                                1.69%        3.01%        3.62%             3.96%
     Investor A Class (Load Adjusted)            (2.50)%       1.52%        2.64%             3.26%
     Investor A Class (NAV)                       1.61%        2.92%        3.48%             3.80%
     Investor B Class (Load Adjusted)            (3.57)%       1.05%        2.36%             3.03%

     Investor B Class (NAV)                       0.85%        2.15%        2.71%             3.03%
     Investor C Class (Load Adjusted)            (0.14)%       2.14%        2.70%             3.05%
     Investor C Class (NAV)                       0.85%        2.14%        2.70%             3.05%

** THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IN THE CHART
STARTS ON JUNE 1, 1998.

THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (THE "BENCHMARK")
IS PRESENTED FOR COMPARATIVE PURPOSES IN RESPONSE TO REQUIREMENTS OF THE
SECURITIES AND EXCHANGE COMMISSION. HOWEVER, BLACKROCK BELIEVES THAT
DIFFERENCES BETWEEN THE WAYS IN WHICH THE PORTFOLIO IS MANAGED AND THE
BENCHMARK IS CONSTRUCTED MAY MAKE COMPARISONS BETWEEN THE PORTFOLIO AND
BENCHMARK PERFORMANCE LESS MEANINGFUL TO INVESTORS. THEREFORE, THE PERFORMANCE
OF THE LIPPER KENTUCKY MUNICIPAL DEBT FUNDS IS ALSO PRESENTED.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS
OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON
05/11/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER
INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED, INCLUDING IMPORTANT
INFORMATION ON THE LINE GRAPH \^ ABOVE.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

14

                      KENTUCKY TAX-FREE INCOME PORTFOLIO

FUND PROFILE

 Credit Quality (% of
long-term investments)1
AAA           59.8%
AA            18.2
A              1.6
BBB           20.4
             -----
  Total      100.0%
             =====

         Portfolio Statistics
Average maturity (years)     4.70
Modified Duration2           5.12

1  Using the higher of S&P's or Moody's ratings.

2  Duration measures a Portfolio's price risk. Each year of duration represents an expected 1% change in the net asset value of the fund for every 1%
   change in interest rates. Modified duration assumes that cash flows remain constant as interest rates change.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1)
transaction costs, including front and back end sales charges (loads) where applicable; and (2) ongoing costs, including advisory fees, distribution
(12b-1) and service fees, where applicable; and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period", to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)        $     1,000.00  $     1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,004.30        1,002.80        1,002.40          999.80          999.70
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.40            4.89            5.19            8.92            8.72

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                        -------------------------------------------------------------------------------
                         Institutional      Service         Investor        Investor        Investor
                             Class           Class          A Class         B Class         C Class
                        --------------- --------------- --------------- --------------- ---------------
Beginning Account
 Value (10/01/05)        $     1,000.00  $     1,000.00    $   1,000.00    $   1,000.00    $   1,000.00
Ending Account Value
 (3/31/06)                     1,021.57        1,020.05        1,019.75        1,015.96        1,016.16
Expenses Incurred
 During Period
 (10/01/05 -
  3/31/06)                         3.43            4.95            5.25            9.04            8.84

For each class of the Portfolio, expenses are equal to the annualized expense ratio of 0.68%, 0.98%, 1.04%, 1.79%, and 1.75% for the Institutional, Service,
Investor A, B and C share classes, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                              15

                                BLACKROCK FUNDS
                        NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes.
If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the
Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent
Class. In the case of Investor A, Investor B, Investor C and Service Shares,
the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses. Additionally, the performance information above does not reflect accounting adjustments required under accounting principles generally accepted in the United States of America and as a result there may be variances between what is reported within this section and that reported in the total return calculation in the Financial Highlights.

     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C
Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
UltraShort Municipal - 3.00% and Tax-Free Income, Pennsylvania Tax-Free Income,
New Jersey Tax-Free Income, Ohio Tax-Free Income, Delaware Tax-Free Income and
Kentucky Tax-Free Income - 4.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50%
and 1.00%, respectively.

     The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Portfolio. The
Portfolios' returns would have been lower if there were not such waivers and reimbursements. BlackRock Advisors, Inc. is under no obligation to waive or continue waiving its fees after February 1, 2007. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The performance information for the Lipper Short Municipal Debt Funds,
Lipper General Municipal Debt Funds, Lipper Pennsylvania Municipal Debt Funds,
Lipper New Jersey Municipal Debt Funds, Lipper Ohio Municipal Debt Funds,
Lipper Other States Municipal Debt Funds and Lipper Kentucky Municipal Debt
Funds represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund's performance.

 \^ The performance shown in the line graph is that of Institutional Shares and
  Investor A Shares of the Portfolios. The actual performance of Investor B,
  Investor C and Service Shares is lower than the performance of Institutional
  Shares because Investor B, Investor C and Service Shares have higher expenses than Institutional Shares. Excluding the effects of sales charges, the actual performance of Investor B and Investor C Shares is lower than the performance of Investor A Shares because Investor B and Investor C Shares have higher expenses than Investor A Shares. Purchasers of Investor A Shares generally pay a front-end sales charge, while purchasers of Investor B and
  Investor C Shares may pay a contingent deferred sales charge (depending on how long they hold their shares) when they sell their shares.

 * The performance shown in the line graph is that of Service Shares and
  Investor A Shares of the Portfolios. The actual performance of Investor B and Investor C Shares is lower than the performance of Service Shares because Investor B and Investor C Shares have higher expenses than Service
  Shares. Excluding the effects of sales charges, the actual performance of
  Investor B and Investor C Shares is lower than the performance of Investor A
  Shares because Investor B and Investor C Shares have higher expenses than
  Investor A Shares. Purchasers of Investor A Shares generally pay a front-end sales charge, while purchasers of Investor B and Investor C Shares may pay a contingent deferred sales charge (depending on how long they hold their shares) when they sell their shares.

16

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                         ULTRASHORT MUNICIPAL PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS - 101.4%
California - 16.2%
  California Poll. Ctl. Fin. Auth.
    Solid Waste Disp. Rev.,
    Republic Svcs., Inc. Prj., Ser.
    03 VRDN
    3.40%(b)                              04/06/06               $2,000            $2,000,000
  California Poll. Ctl. Fing. Auth.
    Solid Waste Disp. Rev.,
    Republic Svcs., Inc. Prj., Ser.
    06 VRDN
    3.40%(b)                              04/06/06                1,100             1,100,000
  California Statewide Cmntys.,
    Dev. Auth. Multi-Fam. Rev.,
    Hsg-Oakwood Apts Prj., Ser.
    00 VRDN
    3.47%(b)                              04/21/06                2,000             2,000,000

                                                                                   ==========
                                                                                    5,100,000
                                                                                   ----------
Colorado - 4.7%
  Colorado Hsg. & Fin. Auth., Ser.
    05 1B-4 AMT
    2.80%                                 07/05/06                1,500             1,497,097
                                                                                   ----------
Florida - 6.3%
  Putnam Cnty. Poll. Ctrl. Rev., Ser.
    04 VRDN
    3.43%(b)                              09/15/06                2,000             2,000,000
                                                                                   ----------
Indiana - 3.2%
  Indiana St., Dev. Fin. Auth. Indl.
    Dev. Rev., Republic Svcs., Inc.
    Prj., Ser. 05 VRDN
    3.53%(b)                              04/05/06                1,000             1,000,000
                                                                                   ----------
Kentucky - 10.8%
  Kentucky Econ. Dev. Fin. Auth.,
    Ser. 04 VRDN
    3.45%(b)                              04/06/06                1,900             1,900,000
  Kentucky Hsg. Corp. Sgl. Fam.
    Mtg. Rev., Ser. 06 VRDN
    3.26%(b)(c)                           04/03/06                  300               300,000
  Pulaski Cnty. Solid Waste Disp.
    Rev., National Rural Utilities
    Eastern Kentucky Power Prj.,
    Ser. 93B VRDN
    3.42%(b)                              08/15/06                1,200             1,200,000

                                                                                   ==========
                                                                                    3,400,000
                                                                                   ----------
Maryland - 3.2%
  Maryland St. Cmnty. Dev. Admin.,
    Dept. Hsg. & Cmnty. Dev.,
    NTS-Residential, Ser. 06D
    3.40%                                 03/07/07                1,000               998,620
                                                                                   ----------
Michigan - 4.0%
  Michigan St. Strategic Oblig.
    Rev., Kay Screen Printing Ltd.
    Prj., Ser. 05 VRDN
    3.50%(b)                              04/06/06                  300               300,000
  Oakland Cnty. Econ. Dev. Corp.
    Ltd. Oblig. Rev., Exhibit
    Enterprises, Inc. Prj., Ser. 04
    AMT VRDN
    3.34%(b)                              04/06/06                  965               965,000

                                                                                   ==========
                                                                                    1,265,000
                                                                                   ----------

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Minnesota - 1.7%
  Minneapolis & St. Paul Met.
    Arpts. Comm. Arpt. Rev., Ser.
    99B AMT
    5.50%                                 01/01/10               $  500            $  525,590
                                                                                   ----------
Multi-State - 0.9%
  Charter Mac Equity Issuer Tr.
    Rev., Ser. 04 AMT VRDN
    3.30%(b)(c)                           04/21/06                  300               300,000
                                                                                   ----------
New Mexico - 3.2%
  Farmington Poll. Ctrl. Rev., Pub.
    Svcs. San Juan Prj., Ser. 03B
    VRDN
    2.10%(b)                              10/01/06                1,000             1,000,000
                                                                                   ----------
North Carolina - 3.2%
  Charlotte Wtr. & Swr. Sys., Ser.
    05
    2.90%                                 04/26/06                1,000               999,647
                                                                                   ----------
Ohio - 5.7%
  Clipper Tax-Exempt Cert. Tr., Ser.
    04-9 VRDN
    3.32%(b)(c)                           04/06/06                1,808             1,808,000
                                                                                   ----------
Pennsylvania - 12.0%
  Harrisburg Auth. Sch. Rev.,
    Harrisburg Prj., Ser. 03 VRDN
    3.17%(b)                              04/06/06                2,800             2,800,000
  Pennsylvania St. Higher Edl. Fac.
    Auth. Rev., Univ. of Scranton
    Prj., Ser. 06C VRDN
    3.50%(b)                              05/01/06                1,000             1,000,000

                                                                                   ==========
                                                                                    3,800,000
                                                                                   ----------
South Carolina - 3.2%
  Greenwood Cnty. Exempt Fac.
    Ind. Rev., Fuji Photo Film Prj.,
    Ser. 04 VRDN
    3.35%(b)                              04/06/06                  800               800,000
  South Carolina St., Hsg. Fin. &
    Dev. Auth. Multi-Fam. Rev.,
    Rental Hsg.-Arrington Place
    Apt. Prj., Ser. 01 VRDN
    3.28%(b)                              04/05/06                  200               200,000

                                                                                   ==========
                                                                                    1,000,000
                                                                                   ----------
Texas - 5.1%
  Brazos Hbr. Ind. Dev. Corp.
    Environmental Facs. Rev.,
    ConocoPhillips Co. Prj., Ser. 05
    VRDN
    2.98%(b)                              08/01/06                1,200             1,196,556
  Houston Hsg. Fin. Corp. Rev.,
    Ser. 04 PT-2101 AMT VRDN
    3.30%(b)(c)                           04/03/06                  400               400,000

                                                                                   ==========
                                                                                    1,596,556
                                                                                   ----------
Virginia - 9.7%
  Fairfax Cnty., Pub. Import, Ser.
    01A
    4.25%                                 06/01/08                1,050             1,065,519

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              17

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                   ULTRASHORT MUNICIPAL PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                       PAR
                                        MATURITY      (000)         VALUE
                                       ----------   ---------   -------------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  Virginia St. Hsg. Dev. Auth., Ser.
    98 VRDN
    2.90%(b)                             04/04/06      $2,000      $2,000,000

                                                                   ==========
                                                                    3,065,519
                                                                   ----------
Washington - 5.1%
  Energy Northwest Washington
    Rev., Wind Prj., Ser. 01A
    4.55%                                07/01/06       1,600       1,603,633
                                                                   ----------
West Virginia - 3.2%
  West Virginia St., Hsg. Dev. Fd.,
    Hsg. Fin., Ser. 06B VRDN
    3.67%(b)                             11/01/06       1,000         999,110
                                                                   ----------
TOTAL MUNICIPAL BONDS
  (Cost $32,006,839)                                               31,958,772
                                                                   ----------

                                             NUMBER
                                            OF SHARES
                                           ----------
MONEY MARKET FUND - 0.8%
  Wilmington Trust Tax-Free Money
    Market Fund
  (Cost $233,956)                             233,956   233,956
                                                        -------

TOTAL INVESTMENTS IN SECURITIES -
102.2%
  (Cost $32,240,795(a))                         32,192,728
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (2.2)%                          (686,355)
                                                ----------
NET ASSETS - 100.0%                            $31,506,373
                                               ===========

-------------------

 (a) Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $      0
      Gross unrealized depreciation                                     (48,067)
                                                                       --------
                                                                       $(48,067)
                                                                       ========

 (b) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 8.9% of its net assets, with a current market value of $2,808,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
18

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                           TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                       PAR
                                              MATURITY                (000)                VALUE
                                       ---------------------   ------------------   -------------------
MUNICIPAL BONDS - 97.1%
Alabama - 3.3%
  Alabama Rev., Priv. Coll. &
    Tuskegee Univ. Prj., Ser. 96A
    5.90%                                          09/01/16                $1,000            $1,029,650
  Alabama St. Pub. Sch. & Coll.
    Auth. Cap. Imp. Rev., Ser. 99C
    5.75%                                          07/01/18                 3,000             3,223,020
  Jefferson Cnty. Swr. Rev., Ref.
    Warrants, Ser. 03B-8
    5.25%                                          02/01/13                 7,725             8,113,954

                                                                                             ==========
                                                                                             12,366,624
                                                                                             ----------
Alaska - 0.7%
  Alaska Ind. Dev. & Expt. Auth.
    Revolving Fd. Rev., Ser. 97A
    AMT
    6.00%                                          04/01/07                 2,500             2,555,075
                                                                                             ----------
California - 5.4%
  California St. Econ. Recovery
    GO, Ser. 04A
    5.25%                                          07/01/13                 7,500             8,122,950
  California St. GO, Ser. 90
    6.50%                                          11/01/06                   340               345,736
  Foothill Eastern Corridor Agcy.
    Toll Rd. Rev., Ser. 99
    5.75%                                          01/15/40                 8,500             8,615,515
  Los Altos Sch. Dist. Cap. Apprec.
    GO, Ser. 01B
    5.87%(b)                                       08/01/21                 3,380             1,535,635
  Sacramento Mun. Util. Dist. Elec.
    Rev., Ser. 92C
    5.75%(c)                                       11/15/09                   430               430,671
  Stockton-East Wtr. Dist. Rev.,
    Ser. 02B
    6.12%(b)                                       04/01/28                 4,495             1,270,197

                                                                                             ==========
                                                                                             20,320,704
                                                                                             ----------
District of Columbia - 0.0%
  District of Columbia GO, Ser.
    93A-1
    6.00%(c)                                       06/01/11                    50                55,301
                                                                                             ----------
Florida - 4.4%
  Florida St. Bd. of Ed. Cap. Outlay
    GO, Ser. 00D
    5.75%                                          06/01/22                 7,800             8,408,400
  Florida St. Bd. of Ed., Ser. 05A
    5.00%                                          01/01/16                 5,000             5,374,650
  Tampa Wtr. & Swr. Rev., Ser. 02
                                                   10/01/14-
    6.00%                                          10/01/16                 2,455             2,825,537

                                                                                             ==========
                                                                                             16,608,587
                                                                                             ----------
Georgia - 1.4%
  Atlanta Arpt. Fac. Rev., Ser. 94A
    6.50%                                           01/01/10                1,000             1,097,960
  Cobb Cnty. & Marietta Wtr. Auth.
    Rev., Ser. 02
    5.50%                                           11/01/14                1,000             1,106,840
  Forsyth Cnty. Sch. Dist. GO, Ser.
    92
    6.70%                                           07/01/12                1,000             1,106,430

                                                                       PAR
                                              MATURITY                (000)                VALUE
                                       ---------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Georgia (Continued)
  Fulton Cnty. Fac. Corp., Fulton
    Cnty. Pub. Purp. Prj., Ser. 99
    5.50%                                           11/01/18               $1,000            $1,054,970
  Georgia Mun. Elec. Auth. Pwr.
    Rev., Ser. 93B
    5.70%                                           01/01/19                1,000             1,113,670

                                                                                             ==========
                                                                                              5,479,870
                                                                                             ----------
Hawaii - 4.2%
  Hawaii St. Hbr. Cap. Imp. Rev.,
    Ser. 97 AMT
    5.50%                                           07/01/27                3,750             3,815,212
  Hawaii St. Hwy. Rev., Ser 05B
    5.00%                                           07/01/16                6,495             6,919,838
  Hawaii St. Rev., Ser. 05DG
    5.00%                                           07/01/17                5,000             5,303,350

                                                                                             ==========
                                                                                             16,038,400
                                                                                             ----------
Illinois - 5.6%
  Chicago O'Hare Intl. Arpt. Rev.,
    Gen. Arpt. Third Lien, Ser. 05B
    5.25%                                           01/01/15                7,720             8,348,408
  Chicago Wtr. Rev., Ser. 97
    5.50%(c)                                        11/01/07                8,885             9,315,567
    5.50%                                           11/01/22                1,020             1,067,501
  Cook Cnty. GO, Ser. 96
    5.88%(c)                                        11/15/06                2,000             2,049,200
  Illinois Hsg. Dev. Auth. Rev.,
    Multi-Fam. Prj., Ser. 94-5
    6.65%                                           09/01/14                  265               266,084

                                                                                             ==========
                                                                                             21,046,760
                                                                                             ----------
Kentucky - 1.4%
  Kentucky St. Property & Bldgs.
    Comm. Rev., No. 84 Prj., Ser.
    05
    5.00%                                           08/01/18                5,000             5,396,450
                                                                                             ----------
Louisiana - 0.6%
  Orleans Rev., Levee Dist. Pub.
    Imp. Prj., Ser. 86
    5.95%                                           11/01/15                2,035             2,094,076
                                                                                             ----------
Maryland - 4.8%
  Howard Cnty. Cons. Pub. Impt.
    Prj., GO, Ser. 04A
    5.00%                                           08/15/19                6,695             7,324,263
  Maryland St. & Loc. Facs. First
    Lein GO, Ser. B
    5.25%                                           02/15/11                5,000             5,353,150
  Maryland St. Cap. Impt., Ser. 05A
    5.25%                                           02/15/14                5,000             5,453,000
  Maryland St. Hlth. & Hgr. Edl.
    Fac. Auth. Rev., Ser. 94D
    VRDN
    3.16%(d)                                        04/06/06                   70                70,000

                                                                                             ==========
                                                                                             18,200,413
                                                                                             ----------
Massachusetts - 1.7%
  Massachusetts St. GO, Ser. 04B
    5.25%                                           08/01/15                5,000             5,449,550

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              19

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                               PAR
                                          MATURITY            (000)                VALUE
                                        ------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Massachusetts (Continued)
  Massachusetts St. Hlth. & Edl.
    Facs. Auth. Rev.,
    Newton-Wellesley Hosp. Prj.,
    Ser. 97G
    6.12%                                   07/01/15              $ 1,000            $1,047,890

                                                                                     ==========
                                                                                      6,497,440
                                                                                     ----------
Michigan - 3.3%
  Detroit City Sch. Dist., Sch. Bldg.
    & Site Impt. Unltd. GO, Ser.
    05A
    5.00%                                   05/01/21                5,000             5,248,950
  Huron Vy. Sch. Dist. GO, Ser. 96
    5.88%(c)                                05/01/07                2,000             2,048,440
  Michigan Mun. Bd. Auth. Rev.,
    Clean Wtr. St. Revolving Fd.,
    Ser. 05
    5.00%                                   10/01/20                5,000             5,298,300

                                                                                     ==========
                                                                                     12,595,690
                                                                                     ----------
Minnesota - 2.1%
  Minnesota Pub. Facs. Auth. Wtr.
    Poll. Ctl. Rev., Ser. 05C
    5.00%                                   03/01/17                7,500             8,081,625
                                                                                     ----------
Missouri - 0.4%
  Missouri St. Env. Imp. & Energy
    Res. Auth. Wtr. Poll. Rev.,
    Drinking Wtr. Prj., Ser. 02B
    5.25%                                   07/01/11                1,540             1,652,651
                                                                                     ----------
Montana - 1.4%
  Montana St. Dept. Transn. Rev.,
    Grant Antic Nts. Hwy. 93
    Constr. Prj., Ser. 05
    5.25%                                   06/01/16                5,000             5,462,900
                                                                                     ----------
Multi-State - 4.6%
  Charter Mac Equity Issue Tr., Ser.
    99
    6.62%(e)                                06/30/09                3,000             3,193,440
  Charter Mac Equity Issue Tr., Ser.
    00
    7.60%(e)                                11/30/10                9,000            10,066,680
  MuniMae Tax-Exempt Bond
    Subs., LLC, Ser. 00
    6.88%(e)                                06/30/09                4,000             4,287,760

                                                                                     ==========
                                                                                     17,547,880
                                                                                     ----------
Nebraska - 0.3%
  Omaha Pub. Pwr. Dist. Elec.
    Rev., Ser. 92B
    6.15%                                   02/01/12                1,000             1,091,620
                                                                                     ----------
Nevada - 1.9%
  Clark Cnty. Arpt. Rev., Ser. 04A-1
    5.50%                                   07/01/15                1,780             1,915,227
  Clark Cnty. Sch. Dist., Ser. 04A
    5.00%                                   06/15/16                5,000             5,292,400

                                                                                     ==========
                                                                                      7,207,627
                                                                                     ----------
New Jersey - 11.4%
  New Jersey Econ. Dev. Auth.
    Rev., Seeing Eye, Inc. Prj., Ser.
    05
    5.00%                                   12/01/24                8,340             8,713,298

                                                               PAR
                                          MATURITY            (000)                VALUE
                                        ------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey St. Edl. Facs. Auth.
    Rev., Higher Ed. Cap. Impt.,
    Ser. A
    5.00%                                   09/01/14              $ 5,000            $5,357,450
  New Jersey St. GO, Ser. 05L
                                           07/15/15-
    5.25%                                   07/15/16               10,000            10,912,550
  New Jersey St. Tpke. Auth. Rev.,
    Ser. 00A
    5.75%(c)                                01/01/10                2,820             3,023,012
    5.75%                                   01/01/16                1,180             1,264,948
  New Jersey St. Trans. Tr. Fd.
    Auth. Trans. Sys. Rev., Ser.
    00A
    6.00%(c)                                06/15/10               10,000            10,881,300
  Port Auth. New York & New
    Jersey SO, JFK Intl. Arpt.
    Term. Prj., Ser. 97-6 AMT
    6.25%                                   12/01/09                2,680             2,899,117

                                                                                     ==========
                                                                                     43,051,675
                                                                                     ----------
New York - 5.0%
  New York City GO, Ser. 03I
    5.75%(c)                                03/01/13                  520               577,725
    5.75%                                   03/01/19                4,480             4,909,184
  New York City Transitional Fin.
    Auth. Rev., Ser. 02A
    5.25%                                   11/01/11                3,300             3,543,309
  Tobacco Settlement Fin. Corp.
    Rev., Ser. 03A-1
    5.50%                                   06/01/14                6,075             6,367,997
  Triborough Brdg. & Tunl. Auth.
    Rev., Ser. 05B-2 VRDN
    3.16%(d)                                04/06/06                3,400             3,400,000

                                                                                     ==========
                                                                                     18,798,215
                                                                                     ----------
North Carolina - 2.7%
  North Carolina Mun. Pwr. Agcy.
    Rev., Catawba Elec. Prj., Ser.
    92A
    6.00%                                   01/01/10                  300               323,868
  North Carolina St. Hwy. GO, Ser.
    04
    5.00%                                   05/01/15                9,325             9,975,885

                                                                                     ==========
                                                                                     10,299,753
                                                                                     ----------
Ohio - 6.0%
  Cleveland-Cuyahoga Cnty. Port
    Auth. Rev., Ser. 97 AMT
    6.00%(c)                                03/01/07                  370               377,163
  Greene Cnty. Swr. Sys. Rev.,
    Govt. Enterprise Prj., Ser. 05
    5.00%                                   12/01/17                3,500             3,737,370
  Ohio St. Common Sch. GO, Ser.
    A
    5.00%                                   09/15/12                5,850             6,234,052
    5.00%                                   09/15/13                5,000             5,338,950
  Ohio St. Higher Ed. GO, Ser. 05C
    5.00%                                   08/01/12                6,525             6,945,928

                                                                                     ==========
                                                                                     22,633,463
                                                                                     ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Oregon - 0.9%
  Clackamas Cnty. Unltd. GO, Sch.
    Dist. No. 62 Oregon City, Ser.
    00C
    5.50%(c)                              06/15/10              $ 3,185           $ 3,404,383
                                                                                  -----------
Pennsylvania - 3.5%
  Beaver Cnty. GO, Ser. 96A
    5.75%(c)                              10/01/06                1,000             1,011,290
  Central Bucks Sch. Dist. GO, Ser.
    02A
    5.00%                                 05/15/20                3,000             3,126,390
  Delaware Cnty. Auth. Rev., Mercy
    Hlth. Corp. Prj., Ser. 96
    5.75%                                 12/15/20                2,400             2,484,960
  Philadelphia Ind. Dev. Auth. Arpt.
    Fac. Rev., Aero Philadelphia
    LLC Prj., Ser. 99 AMT
    5.25%                                 01/01/09                  400               401,584
  Philadelphia Ind. Dev. Auth. Rev.,
    PGH Dev. Corp. Prj., Ser. 93
    5.25%                                 07/01/17                1,935             1,939,218
  Philadelphia Sch. Dist. GO, Ser.
    99C
    5.75%                                 03/01/10                4,000             4,292,480

                                                                                  ===========
                                                                                   13,255,922
                                                                                  -----------
Puerto Rico - 1.1%
  Puerto Rico Elec. Pwr. Auth.
    Rev., Ser. 94S
    7.00%                                 07/01/06                1,000             1,007,850
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser. 02E
    5.50%(c)                              02/01/12                2,990             3,251,446

                                                                                  ===========
                                                                                    4,259,296
                                                                                  -----------
Rhode Island - 0.7%
  Rhode Island Depositors Econ.
    Protection Corp. SO, Ser. 93
    5.62%                                 08/01/09                  515               527,072
    5.62%(c)                              08/01/09                  190               201,020
  Rhode Island St. Health & Edl.
    Bldg. Corp. Rev., Hosp.
    Fing.-Lifespan Prj., Ser. 97
    5.80%(c)                              05/15/16                2,000             2,080,120

                                                                                  ===========
                                                                                    2,808,212
                                                                                  -----------
South Carolina - 1.4%
  South Carolina St. Unltd. GO, St.
    Univ.-Resh. Infra., Ser. 05A
    5.00%                                 11/01/13                5,000             5,357,450
                                                                                  -----------
Texas - 6.1%
  Brazos River Auth. Poll. Ctrl.
    Rev., Texas Util. Elec. Co. Prj.,
    Ser. 95C AMT
    5.55%(c)                              04/01/08                5,000             5,266,750
  Dallas Ind. Dev. Corp. Rev.,
    CR/PL, Inc. Prj., Ser. 87 AMT
    7.50%                                 08/01/17                1,350             1,362,987
  Grand Prairie Indpt. Sch. Dist.
    GO, Ser. 00A
    5.80%(c)                              08/15/11                4,925             5,405,926
  Texas Wtr. Fin. Assist. GO, Ser.
    00
    5.75%                                 08/01/22                3,445             3,693,212

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Texas (Continued)
  Travis Cnty. Hlth. Fac. Dev. Corp.
    Rev., Ascension Hlth. Credit
    Prj., Ser. 99A
    5.88%(c)                              11/15/09              $ 1,980           $ 2,141,588
  University Tex., Univ. Fing. Sys.
    Rev., Ser. B
    5.25%                                 08/15/15                5,000             5,443,050

                                                                                  ===========
                                                                                   23,313,513
                                                                                  -----------
Utah - 0.0%
  Salt Lake City Hosp. Rev., Ser.
    88A
    8.12%(c)                              05/15/15                  100               119,304
                                                                                  -----------
Virginia - 4.2%
  Pocahontas Pkwy. Toll Rd. Rev.,
    Ser. 98B
    5.85%(b)                              08/15/23               14,300             5,246,241
  Virginia St. GO, Ser. 05A
    5.00%                                 06/01/19                5,000             5,336,450
  Virginia St. Pub. Sch. Auth. Rev.,
    Sch. Prj., Ser. 05B
    5.25%                                 08/01/16                5,000             5,462,050

                                                                                  ===========
                                                                                   16,044,741
                                                                                  -----------
Washington - 6.5%
  King Cnty. Unltd. GO, Sch. Dist.
    No. 414 Lake Washington, Ser.
    00
    5.75%                                 12/01/10                  500               543,215
  Pierce Cnty. Unltd. GO, Sch. Dist.
    No. 416 White River, Ser. 00
    6.00%                                 12/01/13                5,345             5,851,653
  Washington St. GO, Ser. 00B
    6.00%                                 01/01/25               14,000            15,103,620
  Washington St. Pub. Pwr. Sply.
    Sys. Rev., Nuclear Prj. No. 3,
    Ser. 96A
    6.00%                                 07/01/06                3,000             3,017,100

                                                                                  ===========
                                                                                   24,515,588
                                                                                  -----------
West Virginia - 0.1%
  West Virginia Pub. Energy Auth.
    Rev., Morgantown Energy
    Assoc. Prj., Ser. 90A AMT
    5.05%                                 07/01/08                  280               282,932
                                                                                  -----------
TOTAL MUNICIPAL BONDS
  (Cost $359,653,520)
                                                                                  368,444,140
                                                                                  -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              21

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                           PAR
                                            MATURITY      (000)         VALUE
                                           ----------   ---------   -------------
TENDER OBLIGATION MUNICIPAL BONDS - 1.9%
Pennsylvania - 0.6%
  Delaware Vy. Regl. Fin. Auth.
    Govt. RITES PA-1041 Rev.,
    Ser. 02B
                                             07/01/32      $1,000      $2,262,800
                                                                       ----------
Puerto Rico - 1.3%
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. Spec. RITES PA-782
    Rev., Ser. 01G
                                             10/01/40       3,985       5,099,206
                                                                       ----------
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS
  (Cost $5,997,325)                                                     7,362,006
                                                                       ----------
MORTGAGE PASS-THROUGHS - 0.0%
  Government National Mortgage
    Association
    6.00%
  (Cost $4,447)                              11/15/31           4           4,340
                                                                       ----------

                                             NUMBER
                                            OF SHARES
                                           ----------
MONEY MARKET FUND - 0.1%
  Wilmington Trust Tax-Free Money
    Market Fund
  (Cost $276,154)                             276,154        276,154
                                                        ------------
TOTAL INVESTMENTS IN
  SECURITIES -  99.1%
  (Cost $365,931,445(a))                                 376,086,639
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.9%                                       3,226,266
                                                        ------------
NET ASSETS - 100.0%                                     $379,312,905
                                                        ============

-------------------

 (a) Cost for federal income tax purposes is $365,933,945. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $12,085,116
      Gross unrealized depreciation                                       (1,932,422)
                                                                         -----------
                                                                         $10,152,694
                                                                         ===========

 (b) The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
  (c) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
 (d) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.
 (e) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 4.6% of its net assets, with a current market value of $17,547,880, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
22

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS - 95.6%
Massachusetts - 0.6%
  Massachusetts St. Hlth. & Ed.
    Facs. Auth. Rev., Harvard Univ.
    Prj., Ser. 99R VRDN
    2.92%(b)                              04/03/06              $ 3,800            $3,800,000
                                                                                   ----------
Multi-State - 8.1%
  Charter Mac Equity Issue Tr., Ser.
    99
    6.62%(c)                              06/30/09               25,000            26,612,000
  Charter Mac Equity Issue Tr., Ser.
    00
    7.60%(c)                              11/30/10               10,000            11,185,200
  MuniMae Tax-Exempt Bond
    Subs., LLC, Ser. 00
    6.88%(c)                              06/30/09                4,000             4,287,760
    7.75%(c)                              11/01/10               10,000            11,145,600

                                                                                   ==========
                                                                                   53,230,560
                                                                                   ----------
Pennsylvania - 76.1%
  Allegheny Cnty. Hosp. Dev. Auth.
    Rev., Hlth. Ctr. Univ. of
    Pittsburgh Med. Ctr. Prj., Ser.
    97B
    6.00%                                 07/01/25                7,000             8,351,630
  Allegheny Cnty. Hosp. Dev. Auth.
    Rev., Ser. 95A
    6.00%(d)                              09/01/07                5,000             5,166,300
    6.20%(d)                              09/01/07                1,000             1,035,980
  Allegheny Cnty. Unltd. GO, Ser.
    05C
    5.25%                                 11/01/14               10,355            11,247,083
    5.00%                                 11/01/16               11,880            12,654,695
    5.00%                                 11/01/21                5,875             6,179,971
  Beaver Cnty. Hosp. Auth. Rev.,
    Ser. 96A
    5.80%(d)                              10/01/06                5,830             5,897,220
  Berks Cnty. GO, Ser. 98
    5.38%                                 11/15/28                6,685             6,873,717
  Central Bucks Sch. Dist. GO, Ser.
    02A
    5.00%                                 05/15/20                4,570             4,762,534
  Dauphin Cnty. Gen. Auth. Hlth.
    Sys. Rev., Pinnacle Hlth. Sys.
    Prj., Ser. 97
    5.50%(d)                              05/15/07                1,715             1,767,548
    5.50%                                 05/15/17                1,785             1,836,337
  Dauphin Cnty. Gen. Auth. Hosp.
    Rev., Hapsco Western
    Pennsylvania Hosp. Prj., Ser.
    92
    6.25%                                 07/01/16                1,000             1,125,380
  Delaware Cnty. Auth. Arpt. Fac.
    Rev., UTD Parcel Svc. Prj.,
    Ser. 85 VRDN
    3.14%(b)                              04/03/06                1,070             1,070,000
  Delaware Cnty. Auth. Coll. Rev.,
    Haverford Coll. Prj., Ser. 00
    5.75%                                 11/15/25                6,795             7,356,471
  Delaware Cnty. Auth. Hosp. Rev.,
    Ser. 95
    5.50%                                 08/15/15                6,480             6,584,846
  Delaware Cnty. Auth. Rev., Mercy
    Hlth. Corp. Prj., Ser. 96
    5.75%                                 12/15/20                3,735             3,867,219

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Delaware Cnty. Ind. Dev. Auth.
    Poll. Ctl. Rev., Ser. 04 VRDN
    3.17%(b)                              04/03/06              $   975            $  975,000
  Delaware Cnty. Ind. Dev. Auth.
    Rev., Ser. 99 AMT
    6.00%                                 06/01/29                3,400             3,637,864
  Delaware Cnty. Mem. Hosp. Auth.
    Rev., Ser. 95
    5.50%                                 08/15/19                3,000             3,048,540
  Delaware River Port Auth.
    Pennsylvania & New Jersey
    Rev., Port Dist. Prj., Ser. 99B
    5.70%                                 01/01/22                8,930             9,522,059
  Delaware River Port Auth.
    Pennsylvania & New Jersey
    Rev., Ser. 99
    5.75%                                 01/01/16                8,000             8,544,160
  Delaware Vy. Regl. Fin. Auth.
    Govt. Rev., Ser. 96A
    5.90%                                 04/15/16                2,540             2,545,461
  Delaware Vy. Regl. Fin. Auth.
    Govt. Rev., Ser. 97B
    5.60%                                 07/01/17                2,000             2,214,600
  Dover Area Sch. Dist. GO, Ser.
    96
    5.75%(d)                              04/01/06                2,445             2,445,000
  Indiana Cnty. Ind. Dev. Auth. Poll.
    Ctrl. Rev., New York St. Elec. &
    Gas Corp. Prj., Ser. 95A
    6.00%                                 06/01/06                1,000             1,003,680
  Kennett Cons. Sch. Dist. GO,
    Ser. 02A
    5.50%                                 02/15/14                1,245             1,354,523
  Lancaster Cnty. Hosp. Auth. Rev.,
    Hlth. Ctr. Masonic Homes Prj.,
    Ser. 94
    5.30%                                 11/15/08                  500               505,610
  Lancaster Swr. Auth. Sply. SO,
    Ser. 98
    5.25%                                 04/01/21                8,480             8,480,000
  Lehigh Cnty. Gen. Purp. Auth.
    Rev., Kidspeace Oblig. Prj.,
    Ser. 98
    5.70%                                 11/01/09                2,460             2,589,470
  Lehigh Cnty. Gen. Purp. Auth.
    Rev., Vy. Hosp. Prj., Ser. 97A
    VRDN
    3.15%(b)                              04/03/06                4,005             4,005,000
  Luzerne Cnty. Flood Prot. Auth.
    Gtd. Rev., Ser. 96
    5.60%(d)                              07/15/06                4,720             4,748,698
  Lycoming Cnty. Auth. Hosp. Rev.,
    Divine Providence Hosp. Prj.,
    Ser. 95
    5.38%                                 11/15/10                6,480             6,623,078
  McKeesport Area Sch. Dist. GO,
    Ser. 96A
    5.75%(d)                              10/01/06                1,750             1,769,757
  Methacton Sch. Dist. Auth. Rev.,
    Ser. 78
    6.50%(d)                              10/01/06                  475               481,959

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              23

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                       PAR
                                              MATURITY                (000)                VALUE
                                       ---------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Montgomery Cnty. Hgr. Ed. &
    Hlth. Auth. Coll. Rev., Beaver
    Coll. Prj., Ser. 96
    5.75%                                           04/01/12              $ 1,690            $1,723,800
  Montgomery Cnty. Hgr. Ed. &
    Hlth. Auth. Rev., Holy
    Redeemer Hosp. Prj., Ser. 97A
    5.25%                                           10/01/27                9,000             9,256,410
  Montgomery Cnty. Hgr. Ed. &
    Hlth. Auth. Rev., Pottstown
    Hlth. Care Corp. Prj., Ser. 98
    5.00%(d)                                        01/01/09                6,235             6,511,959
  Northeastern Hosp. & Ed. Auth.
    Rev., Luzerne Cnty. Coll. Prj.,
    Ser. 97
    5.15%                                           08/15/16                3,245             3,314,540
  Northeastern Hosp. & Ed. Auth.
    Rev., Wyoming Vy. Hlth. Care
    Prj., Ser. 94A
    6.50%                                           01/01/07                1,000             1,011,650
  Northgate Sch. Auth. Bldg. Rev.,
    Ser. 78
    6.38%                                           02/15/07                  825               844,552
  Pennsbury Sch. Dist. GO, Ser. 02
                                                    01/15/18-
    5.50%                                           01/15/19                4,625             5,002,509
  Pennsylvania Con. Ctr. Auth.
    Rev., Ser. 89A
    6.70%                                           09/01/16                1,000             1,154,780
  Pennsylvania Hgr. Ed. Assistance
    Agcy. Rev., Capital Acquisition
    Prj., Ser. 00
    5.88%(d)                                        12/15/10               16,400            17,915,852
  Pennsylvania Hsg. Fin. Agcy.
    Rev., Multi-Fam. Prj., Ser. 92
    8.10%                                           07/01/13                  545               545,894
  Pennsylvania Hsg. Fin. Agcy.
    Rev., Ser. 98 AMT
    5.50%(e)                                        04/01/30               13,155             3,641,830
  Pennsylvania Hsg. Fin. Agcy.
    Rev., Sgl. Fam. Mtg. Prj., Ser.
    99-66A AMT
    5.65%                                           04/01/29                9,545             9,667,844
  Pennsylvania Infra. Investment
    Auth. Rev., Pennvest Ln. Pool
    Prj., Ser. 94
    6.00%                                           09/01/06                1,930             1,949,918
  Pennsylvania Intergovtl. Coop.
    Auth. Spec. Tax Rev., City of
    Philadelphia Fdg. Prj., Ser. 96
    5.60%                                           06/15/12                1,000             1,003,880
                                                    06/15/16-
    5.50%                                           06/15/20               10,500            10,538,745
  Pennsylvania St. Dept. Gen.
    Svcs. COP, Ser. 01
                                                    05/01/14-
    5.00%                                           11/01/14                5,560             5,809,644
                                                    05/01/15-
    5.25%                                           05/01/16                7,740             8,222,744
  Pennsylvania St. GO, Ser. 04
                                                    07/01/16-
    5.38%                                           07/01/17               28,000            31,015,310
  Pennsylvania St. Hgr. Ed. Assist.
    Agcy. Stud. Ln. Rev., Ser. 94A
    VRDN
    3.20%(b)                                        04/05/06                1,700             1,700,000

                                                                       PAR
                                              MATURITY                (000)                VALUE
                                       ---------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania St. Hgr. Ed. Fac.
    Auth. Coll. & Univ. Rev.,
    Lafayette Coll. Prj., Ser. 00
    6.00%                                           05/01/30              $   155            $  167,081
  Pennsylvania St. Hgr. Ed. Fac.
    Auth. Coll. & Univ. Rev.,
    Trustees Univ. Prj., Ser. 98
    5.50%                                           07/15/38                9,500             9,897,100
  Pennsylvania St. Hgr. Ed. Fac.
    Auth. Rev., Drexel Univ. Prj.,
    Ser. 03B VRDN
    3.17%(b)                                        04/06/06                3,940             3,940,000
  Pennsylvania St. Ind. Dev. Auth.
    Rev., Econ. Dev. Prj., Ser. 02
    5.50%                                           07/01/16                8,000             8,746,560
  Pennsylvania St. Tpke. Comm.
    Rev., Ser. 01
    5.50%                                           12/01/13                5,000             5,517,850
  Pennsylvania St. Univ. Rev., Ser.
    05A
    5.00%                                           09/01/29                5,500             5,738,810
  Pennsylvania St. Unltd. GO, Ser.
    05
    5.50%                                           01/01/14               15,395            16,918,027
  Philadelphia Gas Works Rev.,
    Ser. 94
    5.25%                                           08/01/24                2,900             2,918,676
  Philadelphia Gas Works Rev.,
    Ser. 01
                                                    08/01/14-
    5.50%                                           08/01/18                7,415             8,027,924
  Philadelphia GO, Ser. 94
    5.90%                                           11/15/09                  980               991,290
  Philadelphia Hosp. & Hgr. Ed.
    Fac. Auth. Hosp. Rev.,
    Childrens Hosp. Prj., Ser. 05
    VRDN
    3.14%(b)                                        04/03/06                1,000             1,000,000
  Philadelphia Hosp. & Hgr. Ed.
    Fac. Auth. Hosp. Rev.,
    Frankford Hosp. Prj., Ser. 95
    5.50%                                           01/01/07                1,235             1,253,710
    5.60%                                           01/01/08                1,245             1,263,999
  Philadelphia Hosp. & Hgr. Ed.
    Fac. Auth. Hosp. Rev.,
    Nazareth Hosp. Franciscan
    Prj., Ser. 96B
    5.00%(d)                                        07/01/06                4,590             4,698,553
  Philadelphia Ind. Dev. Auth. Rev.,
    American Coll. of Physicians
    Prj., Ser. 00
                                                    06/15/20-
    5.50%                                           06/15/25               14,685            15,610,310
  Philadelphia Ind. Dev. Auth. Rev.,
    Girard Estate Coal Mining Prj.,
    Ser. 96
    5.38%                                           11/15/12                3,945             3,988,947
    5.50%                                           11/15/16                1,650             1,668,612
  Philadelphia Ind. Dev. Auth. Rev.,
    PGH Dev. Corp. Prj., Ser. 93
    5.50%                                           07/01/10                1,035             1,036,304
  Philadelphia Pk. Auth. Rev., Arpt.
    Pk. Prj., Ser. 99
    5.62%                                           09/01/18                4,430             4,699,964

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
24

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                           PAR
                                                  MATURITY                (000)                VALUE
                                           ---------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Philadelphia Pk. Auth. Rev., Ser.
    97
    5.40%                                               09/01/15              $ 5,900           $ 6,070,628
  Philadelphia Pk. Auth. Rev., Ser.
    99
                                                       09/01/13-
    5.62%                                              09/01/17                 5,885             6,263,389
  Philadelphia Sch. Dist. GO, Ser.
    95A
    6.25%                                              09/01/06                 2,255             2,279,512
  Philadelphia Sch. Dist. GO, Ser.
    99C
    5.75%                                              03/01/10                11,000            11,804,320
  Philadelphia Sch. Dist. GO, Ser.
    00A
                                                       02/01/12-
    5.75%                                              02/01/13                10,215            11,122,092
  Philadelphia Wtr. & Waste Wtr.
    Rev., Ser. 93
    5.50%                                              06/15/07                 6,780             6,929,702
  Philadelphia Wtr. & Waste Wtr.
    Rev., Ser. 05A
    5.00%                                              07/01/28                 6,000             6,242,760
  Pottstown Borough Auth. Swr.
    Rev., Ser. 96
    5.50%                                              11/01/16                 1,360             1,375,001
  Riverside Sch. Dist. GO, Ser. 00
    5.50%(d)                                           10/15/10                 3,300             3,529,878
  South Fork Mun. Auth. Hosp.
    Rev., Good Samaritan Med.
    Ctr. Prj., Ser. 96B
    5.38%                                              07/01/16                 4,000             4,094,680
  Southeastern Pennsylvania
    Trans. Auth. Rev., Ser. 97
    5.55%                                              03/01/13                 3,500             3,628,870
    5.38%                                              03/01/17                 6,270             6,491,206
  Springford Sch. Dist. GO, Ser. 97
    5.15%                                              02/01/18                10,010            10,136,922
  Washington Cnty. Auth. Rev., Ser.
    99
    6.15%                                              12/01/29                 6,340             6,750,325
  Washington Cnty. Ind. Dev. Auth.
    Poll. Ctrl. Rev., West Penn
    Pwr. Co. Prj., Ser. 95G
    6.05%                                              04/01/14                 2,500             2,528,075
  West Chester Area Sch. Dist.
    Unltd. GO, Ser. 06A
                                                       05/15/16-
    5.00%                                              05/15/22                30,160            32,026,216
  West Mifflin Sanit. Swr. Mun.
    Auth. Swr. Rev., Ser. 96
    5.70%(d)                                           08/01/06                 1,445             1,455,664
  Williamsport Area Sch. Dist. Auth.
    Rev., Ser. 78
    6.00%                                              03/01/07                    60                61,296
  Wilson Sch. Dist. GO, Ser. 97
    5.50%(d)                                           05/15/07                 8,015             8,183,475

                                                                                                ===========
                                                                                                500,160,979
                                                                                                -----------
Puerto Rico - 10.8%
  Puerto Rico Cmwlth. GO, Ser.
    01A
    5.50%                                              07/01/20                13,690            15,503,104
  Puerto Rico Cmwlth. GO, Ser. 02
    5.50%                                              07/01/12                20,000            21,859,800

                                                                           PAR
                                                  MATURITY                (000)                VALUE
                                           ---------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Cmwlth. Pub. Impt.
    GO, Ser. 01A
    5.50%                                               07/01/16              $11,830           $13,171,285
  Puerto Rico Mun. Fin. Agy. Rev.,
    Ser. 99
    5.50%                                               08/01/18                6,500             6,940,830
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser. 02E
    5.50%(d)                                            02/01/12                9,340            10,156,690
    5.50%                                               08/01/29                3,160             3,315,124

                                                                                                ===========
                                                                                                 70,946,833
                                                                                                -----------
TOTAL MUNICIPAL BONDS
  (Cost $604,498,042)                                                                           628,138,372
                                                                                                -----------
TENDER OBLIGATION MUNICIPAL BONDS - 3.2%
Pennsylvania - 2.7%
  Delaware River Port Auth.
    Pennsylvania & New Jersey
    RITES Rev., Ser. 99
                                                        01/01/22               10,000            12,663,600
  Delaware Vy. Regl. Fin. Auth.
    Govt. RITES PA-1041 Rev.,
    Ser. 02A
                                                        07/01/32                2,000             4,525,600

                                                                                                ===========
                                                                                                 17,189,200
                                                                                                -----------
Puerto Rico - 0.5%
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00A
                                                        10/01/16                  400               520,784
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00B
                                                        10/01/17                  500               658,640
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00C
                                                        10/01/18                  500               655,200
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00D
                                                        10/01/19                  690               901,802
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00E
                                                        10/01/20                  250               325,880
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00F
                                                        10/01/24                  250               320,350

                                                                                                ===========
                                                                                                  3,382,656
                                                                                                -----------
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS
  (Cost $15,603,152)
                                                                                                 20,571,856
                                                                                                -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              25

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                              NUMBER
                                            OF SHARES         VALUE
                                           -----------   ---------------
MONEY MARKET FUND - 0.2%
  Wilmington Trust Tax-Free Money
    Market Fund
  (Cost $1,363,717)                          1,363,717   $  1,363,717
                                                         ------------
TOTAL INVESTMENTS IN
  SECURITIES -  99.0%
  (Cost $621,464,911(a))                                  650,073,945
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.0%                                        6,878,368
                                                         ------------
NET ASSETS - 100.0%                                      $656,952,313
                                                         ============

-------------------

 (a) Cost for federal income tax purposes is $621,603,494. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $30,420,823
      Gross unrealized depreciation                                       (1,950,372)
                                                                         -----------
                                                                         $28,470,451
                                                                         ===========

 (b) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 8.1% of its net assets, with a current market value of $53,230,560, in securities restricted as to resale.
 (d) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
 (e) The rate shown is the effective yield on the zero coupon bonds at the time of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
26

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                          PAR
                                                 MATURITY                (000)                VALUE
                                          ---------------------   ------------------   -------------------
MUNICIPAL BONDS - 92.1%
Delaware - 0.6%
  Delaware River & Bay Auth. Rev.,
    Ser. 05
    5.00%                                              01/01/28              $ 1,000            $1,040,130
                                                                                                ----------
Multi-State - 7.2%
  Charter Mac Equity Issue Tr., Ser.
    99
    6.62%(b)                                           06/30/09                1,000             1,064,480
  Charter Mac Equity Issue Tr., Ser.
    00
    7.60%(b)                                           11/30/10                4,000             4,474,080
  MuniMae Tax-Exempt Bond
    Subs., LLC, Ser. 00
    6.88%(b)                                           06/30/09                4,000             4,287,760
    7.75%(b)                                           11/01/10                2,000             2,229,120

                                                                                                ==========
                                                                                                12,055,440
                                                                                                ----------
New Jersey - 73.7%
  Garden St. Preservation Tr. Cap.
    Apprec. Rev., Ser. 03B
    5.17%(c)                                           11/01/24               10,000             4,219,800
  Hopatcong Boro. GO, Ser. 03
    5.75%                                              08/01/33                2,300             2,542,397
  Knowlton Twp. Bd. of Ed. GO,
    Ser. 91
    6.60%                                              08/15/11                  169               191,572
  Middlesex Cnty. Imp. Auth. Rev.,
    Heldrich Center Hotel Prj., Ser.
    05A
                                                       01/01/15-
    5.00%                                              01/01/20                2,000             2,011,780
  Middlesex Cnty. Imp. Auth. Rev.,
    Monroe Twp. Prj., Ser. 96
    5.80%                                              09/15/13                1,725             1,758,413
  Middlesex Cnty. Imp. Auth. Rev.,
    New Brunswick Apts. Rental
    Hsg. Prj., Ser. 02 AMT
    5.15%                                              02/01/24                3,000             3,049,920
  New Jersey Econ. Dev. Auth.
    Lease Rev., Ser. 00
    6.00%                                              06/01/21                4,780             5,182,380
  New Jersey Econ. Dev. Auth.
    Rev., Cigarette Tax Prj., Ser. 04
    5.75%                                              06/15/34                3,615             3,800,558
  New Jersey Econ. Dev. Auth.
    Rev., Kapkowski Rd. Landfill
    Prj., Ser. 02
    6.50%                                              04/01/28                2,500             2,947,975
  New Jersey Econ. Dev. Auth.
    Rev., Motor Vehicle Comm.
    Prj., Ser. 03A
    3.52%(c)                                           07/01/12                4,000             3,099,640
  New Jersey Econ. Dev. Auth.
    Rev., Performing Arts Ctr. Prj.,
    Ser. 96C
    5.75%                                              06/15/08                4,440             4,524,227
  New Jersey Econ. Dev. Auth.
    Rev., Sch. Fac. Const. Prj.,
    Ser. 03F
    5.25%                                              06/15/13                5,000             5,332,350
  New Jersey Econ. Dev. Auth.
    Rev., Seeing Eye, Inc. Prj., Ser.
    05
    5.00%                                              12/01/24                6,500             6,790,940

                                                                          PAR
                                                 MATURITY                (000)                VALUE
                                          ---------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Econ. Dev. Auth.
    Rev., Ser. 99
    6.20%                                              12/01/09              $ 3,000            $3,301,110
  New Jersey Econ. Dev. Auth.
    Rev., St. Barnabas Med. Ctr.
    Prj., Ser. 97A
    5.63%(c)                                           07/01/23                4,000             1,786,720
  New Jersey Econ. Dev. Auth.
    Solid Waste Rev., Waste
    Management New Jersey Prj.,
    Ser. 04A AMT
    5.30%                                              06/01/15                1,000             1,049,870
  New Jersey Edl. Auth. Rev.,
    Rowan Coll. Prj., Ser. 96E
    5.88%(d)                                           07/01/06                2,185             2,219,479
  New Jersey Hlth. Care Fac. Fin.
    Auth. Rev., Kennedy Hlth. Sys.
    Prj., Ser. 01
    5.50%                                              07/01/21                2,000             2,103,700
    5.62%                                              07/01/31                  455               478,187
  New Jersey Hlth. Care Fac. Fin.
    Auth. Rev., Robert Wood
    Johnson Univ. Prj., Ser. 96C
    5.75%                                              07/01/07                2,595             2,633,614
  New Jersey Sports & Expo. Auth.
    Rev., Ser. 00A
    5.50%                                              03/01/20                5,000             5,275,900
  New Jersey St. Edl. Fac. Auth.
    Rev., Institute of Tech. Prj., Ser.
    04B
    5.00%                                              07/01/16                4,150             4,395,265
  New Jersey St. Edl. Facs. Auth.
    Rev., Fairleigh Dickinson Univ.
    Prj., Ser. 02D
    5.25%                                              07/01/32                3,000             3,053,970
  New Jersey St. GO, Ser. 00
    5.75%                                              05/01/12                2,500             2,752,100
  New Jersey St. GO, Ser. 01H
    5.25%                                              07/01/14                3,000             3,243,330
  New Jersey St. Hsg. & Mtg. Fin.
    Agcy. Rev., Ser. 00B
    6.25%                                              11/01/26                1,435             1,501,986
  New Jersey St. Hwy. Auth. Rev.,
    Garden St. Pkwy. Prj., Ser. 92
    6.20%                                              01/01/10                  750               798,405
  New Jersey St. Tpke. Auth. Rev.,
    Ser. 91C
    6.50%(d)                                           01/01/16                4,000             4,626,381
  New Jersey St. Trans. Tr. Fd.
    Admin. Grant Rev., Ser. 00A
    6.12%(d)                                           09/15/09                2,500             2,690,125
  New Jersey St. Trans. Tr. Fd.
    Auth. Trans. Sys. Rev., Ser.
    99A
    5.75%                                              06/15/20                2,820             3,173,966
  New Jersey St. Trans. Tr. Fd.
    Auth. Trans. Sys. Rev., Ser.
    00A
    6.00%(d)                                           06/15/10                2,500             2,720,325
  New Jersey St. Trans. Tr. Fd.
    Auth. Trans. Sys. Rev., Ser.
    01B
    6.00%(d)                                           12/15/11                2,500             2,783,150

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              27

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                PAR
                                            MATURITY           (000)                VALUE
                                           ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey St. Unltd. GO, Ser.
    05N
    5.50%                                    07/15/17               $3,000           $ 3,353,010
  New Jersey St. Waste Wtr.
    Trtmnt. Rev., Ser. 96C
    6.25%                                    05/15/06                3,455             3,465,400
  North Hudson Swr. Auth. Rev.,
    Ser. 01A
    5.41%(c)                                 08/01/21                5,000             2,479,600
  Port Auth. New York & New
    Jersey SO, JFK Intl. Arpt.
    Term. Prj., Ser. 97-6 AMT
    6.25%                                    12/01/09                7,000             7,572,320
    5.75%                                    12/01/22                2,000             2,094,200
  Summit Cnty. GO, Ser. 01
    5.25%                                    06/01/14                1,145             1,251,199
  Union Cnty. Indl. Poll. Ctrl. Rev.,
    Exxon Mobil Corp. Prj., Ser. 89
    VRDN
    2.82%(e)                                 04/03/06                6,600             6,600,000

                                                                                     ===========
                                                                                     122,855,264
                                                                                     -----------
Puerto Rico - 10.6%
  Puerto Rico Cmwlth. Hwy. &
    Trans. Auth. Rev., Ser. 00B
    6.00%(d)                                 07/01/10                3,000             3,286,470
  Puerto Rico Cmwlth. Hwy. &
    Trans. Auth. Rev., Ser. 00C
    6.00%                                    07/01/29                2,000             2,190,980
  Puerto Rico Cmwlth. Hwy. &
    Trans. Auth. Rev., Ser. 02D
    5.38%                                    07/01/36                1,000             1,086,690
  Puerto Rico Cmwlth. Pub. Imp.
    GO, Ser. 01
    5.50%                                    07/01/19                5,000             5,665,500
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser. 02E
    5.50%(d)                                 02/01/12                3,740             4,067,026
    5.50%                                    08/01/29                1,260             1,321,853

                                                                                     ===========
                                                                                      17,618,519
                                                                                     -----------
TOTAL MUNICIPAL BONDS
  (Cost $147,148,574)                                                                153,569,353
                                                                                     -----------
TENDER OBLIGATION MUNICIPAL BONDS - 6.9%
New Jersey - 3.6%
  Delaware River Port Auth.
    Pennsylvania & New Jersey
    RITES PA-611 Rev., Ser. 00
                                             01/01/26                5,000             5,982,650
                                                                                     -----------
Puerto Rico - 3.3%
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, PA-569 Rev.,
    Ser. 99
                                             07/01/12                2,000             2,199,500
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00A
                                             10/01/16                  400               520,784
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00B
                                             10/01/17                  500               658,640
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00C
                                             10/01/18                  500               655,200

                                                                     PAR
                                                 MATURITY           (000)                VALUE
                                                ----------   ------------------   -------------------
TENDER OBLIGATION MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00D
                                                  10/01/19               $  650           $   849,524
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00E
                                                  10/01/20                  250               325,880
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00F
                                                  10/01/24                  250               320,350

                                                                                          ===========
                                                                                            5,529,878
                                                                                          -----------
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS
  (Cost $9,137,635)
                                                                                           11,512,528
                                                                                    -----------

                                             NUMBER
                                            OF SHARES
                                           ----------
MONEY MARKET FUND - 0.5%
  Wilmington Trust Tax-Free Money
    Market Fund
  (Cost $917,152)                             917,152   917,152
                                                        -------

TOTAL INVESTMENTS IN
  SECURITIES -  99.5%
  (Cost $157,203,361(a))                       165,999,033
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.5%                               824,167
                                               -----------
NET ASSETS - 100.0%                           $166,823,200
                                              ============

-------------------

 (a) Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                     $9,794,179
      Gross unrealized depreciation                                       (998,507)
                                                                        ----------
                                                                        $8,795,672
                                                                        ==========

 (b) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 7.2% of its net assets, with a current market value of $12,055,440, in securities restricted as to resale.
  (c) The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
 (d) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
 (e) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
28

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                         OHIO TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                              PAR
                                          MATURITY           (000)                VALUE
                                         ----------   ------------------   -------------------
MUNICIPAL BONDS - 86.6%
Multi-State - 5.3%
  Charter Mac Equity Issue Tr., Ser.
    99
    6.62%(b)                               06/30/09               $1,000            $1,064,480
  Charter Mac Equity Issue Tr., Ser.
    00
    7.60%(b)                               11/30/10                1,000             1,118,520
  MuniMae Tax-Exempt Bond
    Subs., LLC, Ser. 00
    6.88%(b)                               06/30/09                2,000             2,143,880
    7.75%(b)                               11/01/10                2,000             2,229,120

                                                                                    ==========
                                                                                     6,556,000
                                                                                    ----------
Ohio - 73.4%
  Akron GO, Ser. 01
    5.50%                                  12/01/21                1,000             1,084,260
  Akron Swr. Sys. Rev., Ser. 96
    5.88%                                  12/01/16                  500               512,820
  Brunswick GO, Ser. 94
    6.30%                                  12/01/14                  195               197,773
  Butler Cnty. Trans. Imp. Dist.
    Rev., Ser. 97A
    6.00%                                  04/01/11                  600               638,934
  Cleveland COP, Cleveland
    Stadium Prj., Ser. 97
    5.25%                                  11/15/10                2,500             2,614,325
  Cleveland Pkg. Fac. Rev., Ser. 96
    6.00%                                  09/15/06                1,275             1,288,885
  Cleveland St. Univ. Gen.
    Receipts Rev., Ser. 04
    5.00%                                  06/01/34                3,000             3,111,660
  Cleveland-Cuyahoga Cnty. Port
    Auth. Rev., Ser. 97 AMT
    6.00%(c)                               03/01/07                  245               249,743
  Columbus GO, Ser. 86
    7.38%                                  07/01/06                1,000             1,008,970
  Columbus GO, Ser. 02
    5.00%                                  06/15/09                2,975             3,121,400
  Cuyahoga Cnty. Multi-Fam. Rev.,
    Ser. 02 AMT
    5.35%                                  09/20/27                1,000             1,021,800
  Fairfield City Sch. Dist. GO, Ser.
    94
    7.45%                                  12/01/14                1,000             1,197,880
  Greater Cleveland Regl. Trans.
    Auth. Cap. Imp. Rev., Ser. 01A
    5.12%                                  12/01/21                1,000             1,068,390
  Greater Cleveland Regl. Trans.
    Auth. GO, Ser. 96
    6.25%                                  12/01/06                2,935             2,986,509
  Hamilton Cnty. Sales Tax Rev.,
    Ser. 01B
    5.25%                                  12/01/32                5,000             5,219,850
  Hamilton Cnty. Swr. Sys. Rev.,
    Ser. 05B
    5.00%                                  12/01/16                2,720             2,917,907
  Jackson Loc. Sch. Dist. Rev.,
    Stark & Summit Cntys.
    Construction & Imp. Prj., Ser.
    04
    5.00%                                  12/01/33                2,105             2,181,875

                                                              PAR
                                          MATURITY           (000)                VALUE
                                         ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Kent St. Univ. Gen. Receipts
    Rev., Ser. 01 VRDN
    3.17%(d)                               04/05/06               $1,000            $1,000,000
  Lakota Loc. Sch. Dist. GO, Ser.
    05
    5.00%                                  12/01/16                2,115             2,275,888
  Marysville Sch. Dist. GO, Ser. 98
    6.00%(c)                               12/01/10                1,910             2,111,429
  Mason City Sch. Dist. GO, Ser.
    01
    5.38%                                  12/01/18                3,000             3,243,030
  Mason City Sch. Dist. GO, Ser.
    05
    5.00%                                  12/01/15                3,000             3,225,720
  New Albany Cmnty. Auth. Fac.
    Rev., Ser. 01B
    5.12%                                  10/01/21                2,750             2,889,397
  North Royalton City Sch. Dist.
    GO, Ser. 94
    6.62%                                  12/01/06                   50                50,997
  Northwestern Sch. Dist. Rev.,
    Wayne & Ashland Cntys. Prj.,
    Ser. 94
    7.20%                                  12/01/10                  300               330,843
  Ohio Hsg. Fin. Agcy. Rev., Wind
    River Prj., Ser. 94A AMT
    5.55%                                  11/01/18                  300               307,392
  Ohio St. Bldg. Auth. Data Ctr.
    Rev., Ser. 93A
    5.90%                                  10/01/07                  450               464,805
  Ohio St. Comm. Sch. Capital
    Fac. Rev., Ser. 94A
    5.75%(c)                               06/15/09                1,000             1,061,170
  Ohio St. Env. Imp. Rev., USX
    Corp. Prj., Ser. 99
    5.62%                                  05/01/29                1,000             1,050,240
  Ohio St. Hgr. Ed. Fac. Rev.,
    Denison Univ. Prj., Ser. 01
    5.12%                                  11/01/21                3,000             3,163,110
  Ohio St. Infra. Impt. GO, Ser. 97
    5.35%                                  08/01/14                3,380             3,697,619
  Ohio St. Major New St. Rev., Ser.
    05
    5.00%                                  12/15/14                3,660             3,926,338
  Ohio St. Univ. GO, Ser. 02A
    5.25%                                  12/01/18                3,290             3,512,207
  Ohio St. Wtr. Dev. Auth. Poll. Ctrl.
    Fac. Rev., Republic Steel Prj.,
    Ser. 95
    6.38%                                  06/01/07                  835               849,337
  Ohio St. Wtr. Dev. Auth. Poll. Ctrl.
    Rev., Ser. 02
    5.25%                                  06/01/12                3,415             3,682,394
  Ohio St. Wtr. Dev. Auth. Rev.,
    Fresh Water. Imp. Prj., Ser. 04
    5.00%                                  12/01/34                3,000             3,101,280
  Ohio St. Wtr. Dev. Auth. Rev.,
    Steel-Cargill North Star Broken
    Hill Prj., Ser. 95 AMT
    6.30%                                  09/01/20                  500               510,900

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              29

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                 PAR
                                             MATURITY           (000)                VALUE
                                            ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Pickerington Loc. Sch. Dist. Fac.
    Construction & Imp. Rev., Ser.
    01
    5.25%                                     12/01/20               $1,000           $ 1,074,700
  Scioto Cnty. Rev., Marine Term.
    Norfolk Southern Corp. Prj.,
    Ser. 98
    5.30%(e)                                  08/15/13                3,000             3,063,300
  Springboro Wtr. Sys. Rev., Ser.
    98
    5.00%                                     12/01/18                2,500             2,577,250
  Toledo GO, Ser. 96
    6.00%                                     12/01/06                  500               507,970
  Trotwood-Madison City Sch. Dist.
    GO, Ser. 02
    5.00%                                     12/01/30                2,000             2,066,140
  Univ. of Cincinnati Rev., Ser. 01A
    5.00%                                     06/01/31                2,000             2,059,640
  Univ. of Toledo Rev., Ser. 02
    5.25%                                     06/01/18                1,195             1,259,351
  Warren City Sch. Dist. GO, Ser.
    04
    5.00%                                     12/01/31                2,500             2,594,775
  West Muskingum Loc. Sch. Dist.,
    Sch. Fac. Constr. & Imp. GO,
    Ser. 03
    5.00%                                     12/01/24                3,000             3,133,590
  Westlake GO, Ser. 96
    6.40%                                     12/01/08                1,560             1,614,834

                                                                                      ===========
                                                                                       90,828,627
                                                                                      -----------
Puerto Rico - 7.9%
  Puerto Rico Cmwlth. GO, Ser. 02
    5.50%                                     07/01/11                5,000             5,419,800
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser. 02E
    5.50%(c)                                  02/01/12                2,990             3,251,446
    5.50%                                     08/01/29                1,010             1,059,581

                                                                                      ===========
                                                                                        9,730,827
                                                                                      -----------
TOTAL MUNICIPAL BONDS
  (Cost $103,071,223)                                                                 107,115,454
                                                                                      -----------
TENDER OBLIGATION MUNICIPAL BONDS - 10.7%
Puerto Rico - 10.7%
  Puerto Rico Cmwlth. Hwy. &
    Trans. Auth. RITES Rev., Ser.
    98
                                              07/01/18                5,000             5,494,850
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00A
                                              10/01/16                  400               520,784
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00B
                                              10/01/17                  500               658,640
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00C
                                              10/01/18                  500               655,200
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00D
                                              10/01/19                  650               849,524
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00E
                                              10/01/20                  250               325,880

                                                                 PAR
                                             MATURITY           (000)                VALUE
                                            ----------   ------------------   -------------------
TENDER OBLIGATION MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00F
                                              10/01/24               $  250           $   320,350
  Puerto Rico Pub. Bldgs. Auth.
    RITES PA-577 Rev., Ser. 99
                                              07/01/27                4,000             4,380,760

                                                                                      ===========
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS
  (Cost $10,636,952)
                                                                                       13,205,988
                                                                                      -----------

                                              NUMBER
                                            OF SHARES
                                           -----------
MONEY MARKET FUND - 1.4%
  Wilmington Trust Tax-Free Money
    Market Fund
  (Cost $1,790,091)                          1,790,091   1,790,091
                                                         ---------

TOTAL INVESTMENTS IN
  SECURITIES -  98.7%
  (Cost $115,498,266(a))                       122,111,533
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.3%                             1,560,038
                                               -----------
NET ASSETS - 100.0%                           $123,671,571
                                              ============

-------------------

 (a) Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                     $6,787,995
      Gross unrealized depreciation                                       (174,728)
                                                                        ----------
                                                                        $6,613,267
                                                                        ==========

 (b) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 5.3% of its net assets, with a current market value of $6,556,000, in securities restricted as to resale.
  (c) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
 (d) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.
 (e) Rates shown are the rates as of March 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
30

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                       DELAWARE TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                   PAR
                                              MATURITY            (000)                VALUE
                                            ------------   ------------------   -------------------
MUNICIPAL BONDS - 77.6%
Delaware - 68.0%
  Delaware River & Bay Auth. Rev.,
    Ser. 03
    5.25%                                       01/01/13               $1,000            $1,079,260
  Delaware St. Econ. Dev. Auth.
    Poll. Ctrl. Rev., Delmarva Pwr.
    Prj., Ser. 02B
    5.20%                                       02/01/19                1,000             1,055,870
  Delaware St. Econ. Dev. Auth.
    Rev., Del. Tech. Pk. Univ. Del.
    Prj., Ser. 00
    6.00%                                       02/01/21                1,000             1,088,040
  Delaware St. Econ. Dev. Auth.
    Rev., Delmarva Pwr. Prj., Ser.
    00 AMT
    5.65%                                       07/01/28                3,850             4,008,273
  Delaware St. Econ. Dev. Auth.
    Rev., First Mtg. Gilpin ACA CBI
    Prj., Ser. 98
    5.62%                                       07/01/19                2,000             2,059,760
  Delaware St. Econ. Dev. Auth.
    Rev., United Wtr. Delaware,
    Inc. Prj., Ser. 95 AMT
    6.20%                                       06/01/25                2,000             2,028,980
  Delaware St. Econ. Dev. Auth.
    Rev., Wtr. Dev. Prj., Ser. 92B
    6.45%                                       12/01/07                1,165             1,214,769
  Delaware St. GO, Ser. 03A
    5.00%                                       01/01/10                1,000             1,048,510
  Delaware St. GO, Ser. 03B
    5.00%                                       07/01/11                1,600             1,702,064
  Delaware St. GO, Ser. 04A
    5.00%                                       01/01/09                2,000             2,073,360
  Delaware St. Hlth. Fac. Auth.
    Rev., Beebe Med. Ctr. Prj., Ser.
    04A
    5.50%                                       06/01/24                1,000             1,047,400
  Delaware St. Hlth. Fac. Auth.
    Rev., Catholic Hlth. East Prj.,
    Ser. 03D
    5.12%                                       11/15/24                1,750             1,791,422
    5.25%                                       11/15/28                2,225             2,286,655
  Delaware St. Hlth. Fac. Auth.
    Rev., Christiana Care Hlth.
    Svcs. Prj., Ser. 03
    5.25%                                       10/01/12                3,000             3,217,770
  Delaware St. Hsg. Auth. Rev.,
    Multi-Fam. Mtg. Prj., Ser. 92C
    7.38%                                       01/01/15                1,420             1,419,659
  Delaware St. Hsg. Auth. Rev.,
    Multi-Fam. Mtg. Prj., Ser. 01A
    5.40%                                       07/01/24                2,835             2,873,669
  Delaware St. Hsg. Auth. Rev., Sr.
    Sgl. Fam. Mtg. Prj., Ser. 00
    AMT
    5.90%                                       07/01/20                1,165             1,201,814
  Delaware St. Hsg. Auth. Rev., Sr.
    Sgl. Fam. Mtg. Prj., Ser. 02A
    AMT
    5.40%                                       01/01/34                  755               763,849
  Delaware St. Trans. Auth. Trans.
    Sys. Rev., Ser. 97
    5.00%                                       07/01/08                1,000             1,026,450
  Delaware Trans. Auth. Trans.
    Sys. Rev., Ser. 05
    5.00%                                       07/01/12                1,500             1,595,625

                                                                   PAR
                                              MATURITY            (000)                VALUE
                                            ------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Delaware (Continued)
  Kent Cnty. Stud. Hsg. Rev.,
    Delaware St. Univ. Prj., Ser.
    04A
                                               07/01/25-
    5.00%                                      07/01/30                $2,100            $2,116,379
  New Castle Cnty. GO, Ser. 02A
    5.25%                                      10/01/12                 1,745             1,896,606
  New Castle Cnty. GO, Ser. 04
    5.00%                                      10/01/20                 1,500             1,584,315
  Sussex Cnty. GO, Ser. 03
    5.00%                                      10/15/08                 1,000             1,033,530
  Wilmington GO, Ser. 02
    5.38%                                      06/01/17                 1,500             1,613,160
  Wilmington GO, Ser. 06A
    5.00%(b)                                   10/01/18                 1,000             1,070,810
  Wilmington Pk. Auth. Gtd. Pk.
    Rev., Ser. 02
                                               09/15/14-
    5.25%                                      09/15/15                 2,965             3,226,850

                                                                                         ==========
                                                                                         47,124,849
                                                                                         ----------
Multi-State - 9.5%
  Charter Mac Equity Issue Tr., Ser.
    99
    6.62%(c)                                   06/30/09                 1,000             1,064,480
  Charter Mac Equity Issue Tr., Ser.
    00
    7.60%(c)                                   11/30/10                 1,000             1,118,520
  MuniMae Tax-Exempt Bond
    Subs., LLC, Ser. 00
    6.88%(c)                                   06/30/09                 2,000             2,143,880
    7.75%(c)                                   11/01/10                 2,000             2,229,120

                                                                                         ==========
                                                                                          6,556,000
                                                                                         ----------
Puerto Rico - 0.1%
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser. 98A
    5.38%                                      06/01/14                    50                54,815
                                                                                         ----------
TOTAL MUNICIPAL BONDS
  (Cost $52,709,554)
                                                                                         53,735,664
                                                                                         ----------
TENDER OBLIGATION MUNICIPAL BONDS - 21.0%
Puerto Rico - 21.0%
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00A
                                               10/01/16                   400               520,784
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00B
                                               10/01/17                   500               658,640
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00C
                                               10/01/18                   500               655,200
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00D
                                               10/01/19                   650               849,524
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00E
                                               10/01/20                   250               325,880
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00F
                                               10/01/24                   250               320,350

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              31

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                 DELAWARE TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                PAR
                                                 MATURITY      (000)         VALUE
                                                ----------   ---------   -------------
TENDER OBLIGATION MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Pub. Fin. Corp.
    RITES Rev., Ser. 98
                                                  06/01/12      $5,000      $6,038,200
  Puerto Rico Pub. Fin. Corp.
    RITES Rev., Ser. 99
                                                  06/01/14       4,025       5,132,278

                                                                            ==========
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS
  (Cost $12,224,087)                                                        14,500,856
                                                                            ----------

                                             NUMBER
                                            OF SHARES
                                           ----------
MONEY MARKET FUND - 0.2%
  Wilmington Trust Tax-Free Money
    Market Fund
  (Cost $164,203)                             164,203   164,203
                                                        -------

TOTAL INVESTMENTS IN
  SECURITIES -  98.8%
  (Cost $65,097,845(a))                        68,400,723
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.2%                              843,538
                                               ----------
NET ASSETS - 100.0%                           $69,244,261
                                              ===========

-------------------

 (a) Cost for federal income tax purposes is $65,160,785. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $3,691,934
      Gross unrealized depreciation                                      (451,996)
                                                                       ----------
                                                                       $3,239,938
                                                                       ==========

 (b) Rates shown are the rates as of March 31, 2006.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 9.5% of its net assets, with a current market value of $6,556,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
32

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                       KENTUCKY TAX-FREE INCOME PORTFOLIO

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                           PAR
                                                  MATURITY                (000)                VALUE
                                           ---------------------   ------------------   -------------------
MUNICIPAL BONDS - 91.5%
Kentucky - 65.1%
  Boone Cnty. Sch. Dist. Fin. Corp.
    Sch. Bldg. Rev., Ser. 00B
    5.38%                                               08/01/20               $2,500            $2,646,925
  Bowling Green Sch. Dist. Fin.
    Corp. Rev., Ser. 00
                                                        01/01/18-
    5.75%                                               01/01/20                2,185             2,340,238
  Frankfort Elec. & Wtr. Plant Bd.
    Rev., Ser. 99
    5.60%(b)                                            12/01/19                1,045             1,117,314
  Grayson Cnty. Sch. Dist. Fin.
    Corp. Sch. Bldg. Rev., Ser. 95B
    5.95%(c)                                            01/01/08                  430               434,902
  Hardin Cnty. Sch. Dist. Fin. Corp.
    Sch. Bldg. Rev., Ser. 00
    5.50%                                               02/01/16                1,675             1,797,878
  Hopkins Cnty. GO, Detention
    Fac. Prj., Ser. 00
    5.75%                                               02/01/10                1,800             1,947,942
  Jefferson Cnty. Sch. Dist. Fin.
    Corp. Sch. Bldg. Rev., Ser. 99A
    5.25%                                               01/01/14                2,000             2,108,320
  Kenton Cnty. Arpt. Bd. Arpt. Rev.,
    Cincinnati Northern Kentucky
    Prj., Ser. 97A AMT
    6.30%                                               03/01/15                1,000             1,039,410
  Kentucky Econ. Dev. Fin. Auth.
    Hlth. Sys. Rev., Norton
    Healthcare, Inc. Prj., Ser. 00A
    6.62%                                               10/01/28                1,750             1,898,365
  Kentucky Hsg. Corp. Hsg. Rev.,
    Ser. 01F AMT
    5.45%                                               01/01/32                2,990             3,062,567
  Kentucky St. Econ. Dev. Fin.
    Auth. Hosp. Fac. Rev., Ser.
    97C VRDN
    3.19%(d)                                            04/05/06                   50                50,000
  Kentucky St. Property & Bldg.
    Comm. Rev., Prj. 65, Ser. 00
    5.95%(c)                                            02/01/10                2,325             2,512,302
  Kentucky St. Property & Bldg.
    Comm. Rev., Prj. 85, Ser. 05
    5.00%                                               08/01/15                1,000             1,073,100
  Kentucky St. Tpke. Auth. Econ.
    Dev. Rev., Revitalization Prj.,
    Ser. 95
    6.50%                                               07/01/08                3,000             3,186,000
  Kentucky St. Tpke. Auth. Econ.
    Dev. Rev., Revitalization Prj.,
    Ser. 01A
    5.50%                                               07/01/15                1,000             1,110,760
  Lexington-Fayette Urban Cnty.
    Govt. GO, Ser. 00A
    5.75%                                               02/01/20                1,500             1,611,615
  Lexington-Fayette Urban Cnty.
    Govt. Swr. Sys. Rev., Ser. 01A
                                                        07/01/20-
    5.00%                                               07/01/21                3,775             3,954,015
  Louisville & Jefferson Cnty. Met.
    Swr. & Drain Sys. Rev., Ser.
    97A
    6.25%                                               05/15/07                1,015             1,054,311

                                                                           PAR
                                                  MATURITY                (000)                VALUE
                                           ---------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Kentucky (Continued)
  Louisville & Jefferson Cnty. Met.
    Swr. & Drain Sys. Rev., Ser.
    99A
    5.75%                                               05/15/33               $3,750            $4,032,412
  Louisville & Jefferson Cnty. Regl.
    Arpt. Auth. Arpt. Sys. Rev., Ser.
    01A AMT
    5.75%                                               07/01/15                1,755             1,893,136
  Louisville & Jefferson Cnty. Regl.
    Arpt. Auth. Spec. Fac. Rev.,
    Ser. 99 AMT
    5.50%                                               03/01/19                4,285             4,328,193
  Louisville Wtrwks. Brd. Wtr. Sys.
    Rev., Louisville Wtr. Co. Prj.,
    Ser. 00
    5.25%                                               11/15/16                2,590             2,740,764

                                                                                                 ==========
                                                                                                 45,940,469
                                                                                                 ----------
Multi-State - 11.0%
  Charter Mac Equity Issue Tr., Ser.
    99
    6.62%(e)                                            06/30/09                1,000             1,064,480
  Charter Mac Equity Issue Tr., Ser.
    00
    7.60%(e)                                            11/30/10                4,000             4,474,080
  MuniMae Tax-Exempt Bond
    Subs., LLC, Ser. 00
    7.75%(e)                                            11/01/10                2,000             2,229,120

                                                                                                 ==========
                                                                                                  7,767,680
                                                                                                 ----------
Puerto Rico - 15.4%
  Puerto Rico Cmwlth. Hwy. &
    Trans. Auth. Rev., Ser. 00C
    6.00%                                               07/01/29                5,000             5,477,450
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser. 02E
    5.50%(c)                                            02/01/12                3,740             4,067,026
    5.50%                                               08/01/29                1,260             1,321,853

                                                                                                 ==========
                                                                                                 10,866,329
                                                                                                 ----------
TOTAL MUNICIPAL BONDS
  (Cost $60,190,487)                                                                             64,574,478
                                                                                                 ----------
TENDER OBLIGATION MUNICIPAL BONDS - 6.8%
Puerto Rico - 6.8%
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00A
                                                        10/01/16                  400               520,784
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00B
                                                        10/01/17                  500               658,640
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00C
                                                        10/01/18                  500               655,200
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00D
                                                        10/01/19                  650               849,524
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00E
                                                        10/01/20                  250               325,880

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              33

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2006 (UNAUDITED)

                                                                PAR
                                                 MATURITY      (000)        VALUE
                                                ----------   --------   ------------
TENDER OBLIGATION MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. SO RITES, Ser. 00F
                                                  10/01/24      $ 250      $ 320,350
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. Spec. RITES PA-569
    Rev., Ser. 99
                                                  07/01/12      1,335      1,468,166

                                                                           =========
TOTAL TENDER OBLIGATION MUNICIPAL
  BONDS
  (Cost $3,939,079)                                                        4,798,544
                                                                           ---------

                                             NUMBER
                                            OF SHARES
                                           ----------
MONEY MARKET FUND - 0.6%
  Wilmington Trust Tax-Free Money
    Market Fund
  (Cost $398,118)                             398,118   398,118
                                                        -------

TOTAL INVESTMENTS IN SECURITIES -  98.9%
  (Cost $64,527,684(a))                        69,771,140
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.1%                              771,582
                                               ----------
NET ASSETS - 100.0%                           $70,542,722
                                              ===========

-------------------

 (a) Cost for federal income tax purposes is $64,555,401. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $5,216,170
      Gross unrealized depreciation                                          (431)
                                                                       ----------
                                                                       $5,215,739
                                                                       ==========

 (b) Rates shown are the rates as of March 31, 2006.
  (c) This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
 (d) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.
 (e) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2006, the Portfolio held 11.0% of its net assets, with a current market value of $7,767,680, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
34

                                BLACKROCK FUNDS

                        Key to Investment Abbreviations

  AMT       Alternative Minimum Tax
  COP       Certificates of Participation
  GO        General Obligations
  RITES     Residual Interest Tax-Exempt Security
  SO        Special Obligations
  VRDN      Variable Rate Demand Notes

                                                                              35

                      STATEMENTS OF ASSETS AND LIABILITIES
                        AS OF MARCH 31, 2006(UNAUDITED)
                                                                                   PENNSYLVANIA
                                                   ULTRASHORT       TAX-FREE         TAX-FREE
                                                   MUNICIPAL         INCOME           INCOME
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                --------------- ---------------- ----------------
ASSETS
36
 Investments at value1 ........................    $ 32,192,728    $ 376,086,639    $ 650,073,945
 Interest receivable ..........................         180,695        5,158,678        9,154,100
 Receivable from adviser ......................             154              929            3,183
 Capital shares sold receivable ...............          25,036           15,597          695,163
 Prepaid expenses .............................           9,739           43,738           18,859
 Futures margin receivable ....................               -            3,936            6,888
                                                   ------------    -------------    -------------
   TOTAL ASSETS ...............................      32,408,352      381,309,517      659,952,138
                                                   ------------    -------------    -------------
LIABILITIES
 Capital shares redeemed payable ..............         850,000          728,069          153,034
 Distributions payable ........................          21,676        1,006,742        2,366,166
 Advisory fees payable ........................           3,309          101,152          271,597
 Administration fees payable ..................           2,339           30,867           41,266
 Custodian fee payable ........................           1,003            4,799            7,726
 Transfer agent fees payable ..................           1,273           17,102           20,284
 Distribution fees payable ....................               -            4,636            7,510
 Other accrued expenses payable ...............          22,379          103,245          132,242
                                                   ------------    -------------    -------------
   TOTAL LIABILITIES ..........................         901,979        1,996,612        2,999,825
                                                   ------------    -------------    -------------
NET ASSETS ....................................    $ 31,506,373    $ 379,312,905    $ 656,952,313
                                                   ============    =============    =============
1Cost of Investments ..........................    $ 32,240,795    $ 365,931,445    $ 621,464,911
                                                   ============    =============    =============
AT MARCH 31, 2006, NET ASSETS
 CONSISTED OF:
 Capital Paid in ..............................    $ 31,683,652    $ 390,636,509    $ 670,938,324
 End of period undistributed net investment
  income (distributions in excess of net
  investment income or accumulated net
  investment loss) ............................            (312)         957,903       (1,107,275)
 Accumulated net realized loss on
  investment transactions and futures .........        (128,900)     (22,436,701)     (41,487,771)
 Net unrealized appreciation (depreciation)
  on investment transactions and futures ......         (48,067)      10,155,194       28,609,035
                                                   ------------    -------------    -------------
                                                   $ 31,506,373    $ 379,312,905    $ 656,952,313
                                                   ============    =============    =============

                      STATEMENTS OF ASSETS AND LIABILITIES
                        AS OF MARCH 31, 2006(UNAUDITED)
                                                   NEW JERSEY                         DELAWARE        KENTUCKY
                                                    TAX-FREE           OHIO           TAX-FREE        TAX-FREE
                                                     INCOME          TAX-FREE          INCOME          INCOME
                                                    PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                ---------------- ---------------- --------------- ---------------
ASSETS
36
 Investments at value1 ........................    $ 165,999,033    $ 122,111,533    $ 68,400,723    $ 69,771,140
 Interest receivable ..........................        2,314,444        2,004,585       1,249,621       1,035,743
 Receivable from adviser ......................              913            1,009             884             260
 Capital shares sold receivable ...............          175,940          178,626          63,481          11,273
 Prepaid expenses .............................           11,655            8,663          10,689          11,851
 Futures margin receivable ....................            1,722            1,353             738             738
                                                   -------------    -------------    ------------    ------------
   TOTAL ASSETS ...............................      168,503,707      124,305,769      69,726,136      70,831,005
                                                   -------------    -------------    ------------    ------------
LIABILITIES
 Capital shares redeemed payable ..............        1,003,040           74,638         188,916          25,758
 Distributions payable ........................          524,795          443,091         206,380         193,756
 Advisory fees payable ........................           68,028           48,229          28,162          26,733
 Administration fees payable ..................           11,067            8,313           5,566           6,023
 Custodian fee payable ........................            4,986            3,739              44             698
 Transfer agent fees payable ..................            9,213            6,377           5,569           3,522
 Distribution fees payable ....................            7,823           10,258          11,585           2,196
 Other accrued expenses payable ...............           51,555           39,554          35,653          29,596
                                                   -------------    -------------    ------------    ------------
   TOTAL LIABILITIES ..........................        1,680,507          634,199         481,875         288,282
                                                   -------------    -------------    ------------    ------------
NET ASSETS ....................................    $ 166,823,200    $ 123,671,570    $ 69,244,261    $ 70,542,723
                                                   =============    =============    ============    ============
1Cost of Investments ..........................    $ 157,203,361    $ 115,498,266    $ 65,097,845    $ 64,527,684
                                                   =============    =============    ============    ============
AT MARCH 31, 2006, NET ASSETS
 CONSISTED OF:
 Capital Paid in ..............................    $ 166,154,518    $ 121,400,073    $ 68,946,797    $ 69,283,357
 End of period undistributed net investment
  income (distributions in excess of net
  investment income or accumulated net
  investment loss) ............................          (60,620)        (339,431)       (147,523)        958,746
 Accumulated net realized loss on
  investment transactions and futures .........       (8,066,370)      (4,002,338)     (2,857,891)     (4,942,837)
 Net unrealized appreciation (depreciation)
  on investment transactions and futures ......        8,795,672        6,613,267       3,302,878       5,243,456
                                                   -------------    -------------    ------------    ------------
                                                   $ 166,823,200    $ 123,671,571    $ 69,244,261    $ 70,542,722
                                                   =============    =============    ============    ============

                          BLACKROCK FUNDS

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                                    PENNSYLVANIA
                                                 ULTRASHORT         TAX-FREE          TAX-FREE
                                                  MUNICIPAL          INCOME            INCOME
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO
                                             ------------------ ---------------- -----------------
BlackRock Shares:
37
 Net Assets ................................      $22,351,257       $ 81,256,751     $           -
 Shares outstanding ........................        2,250,784          7,531,999                 -
 Net Asset Value offering and redemption
  price per share ..........................      $      9.93       $      10.79     $           -
Institutional Shares:
 Net Assets ................................      $ 9,154,149       $280,311,340     $ 612,412,829
 Shares outstanding ........................          922,607         25,974,710        59,973,142
 Net Asset Value offering and redemption
  price per share ..........................      $      9.92       $      10.79     $       10.21
Service Shares:
 Net Assets ................................      $       102       $  1,428,957     $   4,546,599
 Shares outstanding ........................               10            132,544           445,636
 Net Asset Value offering and redemption
  price per share ..........................      $     10.09(a)    $      10.78     $       10.20
Investor A Shares:
 Net Assets ................................      $       865       $  9,195,047     $  28,815,287
 Shares outstanding ........................               86            851,786         2,823,008
 Net Asset Value ...........................      $     10.08(b)    $      10.80     $       10.21
 Maximum Sales Charge ......................             3.00%              4.00%             4.00%
 Maximum offering price per share ..........      $     10.39       $      11.25     $       10.64
Investor B Shares:
 Net Assets ................................      $         -       $  4,425,275     $   9,524,554
 Shares outstanding ........................                -            409,991           938,972
 Net Asset Value offering and redemption
  price per share (maximum contingent
  deferred sales charge of 4.50%) ..........      $         -       $      10.79      $      10.14
Investor C Shares:
 Net Assets ................................      $         -       $  2,695,535     $   1,653,044
 Shares outstanding ........................                -            249,754           162,542
 Net Asset Value offering and redemption
  price per share (maximum contingent
  deferred sales charge of 1.00%) ..........      $         -       $      10.79      $      10.17

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                 NEW JERSEY                         DELAWARE         KENTUCKY
                                                  TAX-FREE           OHIO           TAX-FREE         TAX-FREE
                                                   INCOME          TAX-FREE          INCOME           INCOME
                                                 PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                             ----------------- ---------------- ---------------- ----------------
BlackRock Shares:
37
 Net Assets ................................     $           -     $          -     $          -     $          -
 Shares outstanding ........................                 -                -                -                -
 Net Asset Value offering and redemption
  price per share ..........................     $           -     $          -     $          -     $          -
Institutional Shares:
 Net Assets ................................     $ 133,237,502     $ 99,514,659     $ 40,000,722     $ 60,779,519
 Shares outstanding ........................        11,751,776        9,527,539        4,122,097        6,361,052
 Net Asset Value offering and redemption
  price per share ..........................     $       11.34      $     10.44      $      9.70      $      9.55
Service Shares:
 Net Assets ................................     $  14,182,723     $    973,244     $          -     $    256,407
 Shares outstanding ........................         1,250,838           93,075                -           26,819
 Net Asset Value offering and redemption
  price per share ..........................     $       11.34      $     10.46      $          -     $      9.56
Investor A Shares:
 Net Assets ................................     $   7,494,384     $  7,118,942     $ 11,603,191     $  6,136,908
 Shares outstanding ........................           660,975          681,475        1,195,055          642,301
 Net Asset Value ...........................     $       11.34      $     10.45      $      9.71      $      9.55
 Maximum Sales Charge ......................              4.00%            4.00%            4.00%            4.00%
 Maximum offering price per share ..........     $       11.81      $     10.89      $     10.11      $      9.95
Investor B Shares:
 Net Assets ................................     $  10,318,643     $  8,398,003     $  6,644,226     $  2,444,916
 Shares outstanding ........................           909,927          803,806          684,139          255,848
 Net Asset Value offering and redemption
  price per share (maximum contingent
  deferred sales charge of 4.50%) ..........     $       11.34      $     10.45      $      9.71      $      9.56
Investor C Shares:
 Net Assets ................................     $   1,589,948     $  7,666,723     $ 10,996,122     $    924,972
 Shares outstanding ........................           139,932          733,415        1,132,545           96,553
 Net Asset Value offering and redemption
  price per share (maximum contingent
  deferred sales charge of 1.00%) ..........     $       11.36      $     10.45      $      9.71      $      9.58

(a) Exact net assets and shares outstanding at  March 31, 2006 were $102.17 and
   10.123, respectively.
(b) Exact net assets and shares outstanding at March 31, 2006 were $864.93 and
    85.77, respectively.

                                BLACKROCK FUNDS

                                BLACKROCK FUNDS
                            STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2006(UNAUDITED)

                                                                         PENNSYLVANIA
                                            ULTRASHORT     TAX-FREE        TAX-FREE
                                             MUNICIPAL      INCOME          INCOME
                                             PORTFOLIO     PORTFOLIO       PORTFOLIO
                                           ------------ -------------- ----------------
Investment income:
 Interest ................................    $ 525,895   $  9,438,322    $  17,297,037
                                              ---------   ------------    -------------
Expenses:
 Investment advisery fee .................       80,669        978,506        1,649,497
 Administration fee ......................       14,716        160,094          261,671
 Administration fee - class specific .....        9,471        177,268          344,484
 Custodian fee ...........................        3,344         22,917           30,019
 Transfer agent fee ......................        1,618         20,346           31,850
 Transfer agent fee - class specific .....        1,483         28,116           52,197
 Shareholder servicing fees - class
  specific ...............................            1         22,323           59,833
 Distribution fees - class specific ......            -         31,748           64,519
 Legal and audit fees ....................       13,901         38,558           59,132
 Printing fee ............................        3,032         32,140           50,250
 Registration fees and expenses ..........       20,304         28,895           11,546
 Trustees' fees ..........................          719          7,354           11,987
 Other ...................................          780         19,102           25,342
                                              ---------   ------------    -------------
   Total expenses ........................      150,038      1,567,367        2,652,327
                                              ---------   ------------    -------------
    Less investment advisery
     fees waived .........................      (74,575)      (431,587)        (183,944)
    Less administration fees waived.......       (2,248)             -                -
    Less administration fees waived -
     class specific ......................       (6,056)       (19,434)        (322,014)
    Less distribution fees waived -
     class specific ......................            -         (4,478)         (14,640)
    Less transfer agent fees waived.......            -         (2,848)          (5,256)
    Less transfer agent fees waived -
     class specific ......................          (13)          (354)          (2,092)
    Less transfer agent fees
     reimbursed - class specific .........         (294)        (1,766)          (6,011)
    Less custodian fees waived ...........         (237)        (1,802)          (2,195)
                                              ---------   ------------    -------------
   Net expenses ..........................       66,615      1,105,098        2,116,175
                                              ---------   ------------    -------------
Net investment income ....................      459,280      8,333,224       15,180,862
                                              ---------   ------------    -------------
Realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) from:
  Investment transactions ................      (67,834)       116,590        4,701,203
  Futures contracts ......................            -         32,637          (80,279)
                                              ---------   ------------    -------------
                                                (67,834)       149,227        4,620,924
                                              ---------   ------------    -------------
 Change in unrealized appreciation/
  depreciation from:
  Investments ............................       59,137     (7,499,568)     (16,304,430)
                                              ---------   ------------    -------------
Net loss on investments ..................       (8,697)    (7,350,341)     (11,683,506)
                                              ---------   ------------    -------------
Net increase (decrease) in net assets
 resulting from operations ...............    $ 450,583   $    982,883    $   3,497,356
                                              =========   ============    =============

                                             NEW JERSEY        OHIO         DELAWARE       KENTUCKY
                                              TAX-FREE       TAX-FREE       TAX-FREE       TAX-FREE
                                               INCOME         INCOME         INCOME         INCOME
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           -------------- -------------- -------------- --------------
Investment income:
 Interest ................................   $  4,405,537   $  3,185,911   $  1,916,683   $  2,071,179
                                             ------------   ------------   ------------   ------------
Expenses:
 Investment advisery fee .................        421,434        309,536        205,543        208,476
 Administration fee ......................         68,891         50,617         30,602         31,061
 Administration fee - class specific .....         89,204         65,751         40,321         41,095
 Custodian fee ...........................         11,150          8,340          7,397          6,566
 Transfer agent fee ......................         13,683          7,837          5,614          3,842
 Transfer agent fee - class specific .....         15,992         11,499          8,375          6,448
 Shareholder servicing fees - class
  specific ...............................         42,639         30,440         38,979         12,889
 Distribution fees - class specific ......         49,397         63,894         76,975         17,436
 Legal and audit fees ....................         22,661         19,129         18,396         15,660
 Printing fee ............................         13,528          9,982          7,306          6,446
 Registration fees and expenses ..........          8,924          7,655          5,982          7,315
 Trustees' fees ..........................          3,123          2,226          1,464          1,462
 Other ...................................          8,864          7,737          5,479          5,044
                                             ------------   ------------   ------------   ------------
   Total expenses ........................        769,490        594,643        452,433        363,740
                                             ------------   ------------   ------------   ------------
    Less investment advisery
     fees waived .........................        (74,148)       (57,489)       (35,711)       (35,729)
    Less administration fees waived.......              -              -              -              -
    Less administration fees waived -
     class specific ......................        (76,574)       (53,307)       (22,514)       (33,229)
    Less distribution fees waived -
     class specific ......................         (3,753)        (3,717)        (6,331)        (3,115)
    Less transfer agent fees waived.......         (1,834)        (1,157)          (795)          (637)
    Less transfer agent fees waived -
     class specific ......................           (878)          (472)          (236)           (67)
    Less transfer agent fees
     reimbursed - class specific .........         (1,733)        (1,898)        (1,779)          (485)
    Less custodian fees waived ...........           (696)          (561)          (523)          (351)
                                             ------------   ------------   ------------   ------------
   Net expenses ..........................        609,874        476,042        384,544        290,127
                                             ------------   ------------   ------------   ------------
Net investment income ....................      3,795,663      2,709,869      1,532,139      1,781,052
                                             ------------   ------------   ------------   ------------
Realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) from:
  Investment transactions ................       (359,165)      (139,020)      (192,298)        28,042
  Futures contracts ......................        (20,426)       (15,540)        (8,632)        (8,632)
                                             ------------   ------------   ------------   ------------
                                                 (379,591)      (154,560)      (200,930)        19,410
                                             ------------   ------------   ------------   ------------
 Change in unrealized appreciation/
  depreciation from:
  Investments ............................     (2,763,424)    (1,972,607)    (1,528,915)    (1,493,004)
                                             ------------   ------------   ------------   ------------
Net loss on investments ..................     (3,143,015)    (2,127,167)    (1,729,845)    (1,473,594)
                                             ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
 resulting from operations ...............   $    652,648   $    582,702   $   (197,706)  $    307,458
                                             ============   ============   ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       38

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                BLACKROCK FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                       ULTRASHORT
                                                                       MUNICIPAL                           TAX-FREE
                                                                       PORTFOLIO                       INCOME PORTFOLIO
                                                           ---------------------------------- -----------------------------------
                                                                 FOR THE                           FOR THE
                                                               SIX MONTHS                         SIX MONTHS
                                                                  ENDED           FOR THE           ENDED            FOR THE
                                                                 3/31/06         YEAR ENDED        3/31/06          YEAR ENDED
                                                               (UNAUDITED)        9/30/05        (UNAUDITED)         9/30/05
                                                           ------------------ --------------- ----------------- -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................       $    459,280    $    770,909     $   8,333,224     $  17,990,457
  Net realized gain (loss) on investments, futures
   contracts .............................................            (67,834)        (26,601)          149,227        (1,404,901)
  Net unrealized appreciation/depreciation on
   investments, futures contracts ........................             59,137         (40,862)       (7,499,568)       (3,267,536)
                                                                 ------------    ------------     -------------     -------------
  Net increase (decrease) in net assets resulting from
   operations ............................................            450,583         703,446           982,883        13,318,020
                                                                 ------------    ------------     -------------     -------------
Distributions to shareholders from:
 Net investment income:
  BlackRock Class ........................................           (334,647)       (568,745)       (1,839,518)       (4,340,396)
  Institutional Class ....................................           (124,934)       (202,128)       (6,110,845)      (12,460,254)
  Service Class ..........................................                    (1)           -           (31,048)          (96,764)
  Investor A Class .......................................                (10)            (36)         (178,159)         (341,312)
  Investor B Class .......................................                  -               -           (74,897)         (163,810)
  Investor C Class .......................................                  -               -           (41,187)          (76,008)
                                                                 ------------    ------------     -------------     -------------
  Total distributions from net investment income .........           (459,592)       (770,909)       (8,275,654)      (17,478,544)
                                                                 ------------    ------------     -------------     -------------
Capital share transactions (Note E) ......................        (11,370,456)     (3,250,004)      (13,101,345)      (23,943,492)
                                                                 ------------    ------------     -------------     -------------
Redemption fees ..........................................                  -               -                 -                 -
                                                                 ------------    ------------     -------------     -------------
  Total increase (decrease) in net assets ................        (11,379,465)     (3,317,467)      (20,394,116)      (28,104,016)
Net assets:
  Beginning of period ....................................         42,885,838      46,203,305       399,707,020       427,811,036
                                                                 ------------    ------------     -------------     -------------
  End of period ..........................................       $ 31,506,373    $ 42,885,838     $ 379,312,904     $ 399,707,020
                                                                 ============    ============     =============     =============
  End of period undistributed net investment
   income (distributions in excess of net investment
   income) ...............................................       $       (312)   $          -     $     957,903     $     900,332

                                                                  PENNSYLVANIA TAX-FREE
                                                                    INCOME PORTFOLIO
                                                           -----------------------------------
                                                                FOR THE
                                                               SIX MONTHS
                                                                 ENDED            FOR THE
                                                                3/31/06          YEAR ENDED
                                                              (UNAUDITED)         9/30/05
                                                           ----------------- -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................     $  15,180,862     $  31,432,563
  Net realized gain (loss) on investments, futures
   contracts .............................................         4,620,924        (2,049,036)
  Net unrealized appreciation/depreciation on
   investments, futures contracts ........................       (16,304,430)      (13,727,508)
                                                               -------------     -------------
  Net increase (decrease) in net assets resulting from
   operations ............................................         3,497,356        15,656,019
                                                               -------------     -------------
Distributions to shareholders from:
 Net investment income:
  BlackRock Class ........................................                 -                 -
  Institutional Class ....................................       (15,423,752)      (30,597,699)
  Service Class ..........................................          (110,033)         (240,170)
  Investor A Class .......................................          (681,884)       (1,460,868)
  Investor B Class .......................................          (226,468)         (633,056)
  Investor C Class .......................................           (34,150)          (68,761)
                                                               -------------     -------------
  Total distributions from net investment income .........       (16,476,287)      (33,000,554)
                                                               -------------     -------------
Capital share transactions (Note E) ......................         9,603,906       (12,059,182)
                                                               -------------     -------------
Redemption fees ..........................................            (5,418)                -
                                                               -------------     -------------
  Total increase (decrease) in net assets ................        (3,380,443)      (29,403,717)
Net assets:
  Beginning of period ....................................       660,332,756       689,736,473
                                                               -------------     -------------
  End of period ..........................................     $ 656,952,313     $ 660,332,756
                                                               =============     =============
  End of period undistributed net investment
   income (distributions in excess of net investment
   income) ...............................................     $  (1,107,275)    $     188,150

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       40

                          BLACKROCK FUNDS

        NEW JERSEY TAX-FREE                    OHIO TAX-FREE
         INCOME PORTFOLIO                    INCOME PORTFOLIO
----------------------------------- -----------------------------------
     FOR THE                             FOR THE
    SIX MONTHS                          SIX MONTHS
      ENDED            FOR THE            ENDED            FOR THE
     3/31/06          YEAR ENDED         3/31/06          YEAR ENDED
   (UNAUDITED)         9/30/05         (UNAUDITED)         9/30/05
----------------- ----------------- ----------------- -----------------
   $   3,795,663     $   7,989,169     $   2,709,869     $   5,317,678
        (379,591)         (321,902)         (154,560)         (622,461)
      (2,763,424)       (2,468,409)       (1,972,607)       (1,848,448)
   -------------     -------------     -------------     -------------
         652,648         5,198,858           582,702         2,846,769
   -------------     -------------     -------------     -------------
               -                 -                 -                 -
      (2,979,734)       (6,311,762)       (2,420,985)       (4,763,333)
        (298,505)         (628,369)          (19,088)          (33,600)
        (151,961)         (259,210)         (167,887)         (287,220)
        (171,652)         (362,564)         (164,718)         (359,459)
         (27,968)          (94,449)         (133,684)         (225,923)
   -------------     -------------     -------------     -------------
      (3,629,820)       (7,656,354)       (2,906,362)       (5,669,535)
   -------------     -------------     -------------     -------------
      (2,927,594)      (13,800,815)         (601,494)       11,255,221
   -------------     -------------     -------------     -------------
               -                 -                 -                 -
   -------------     -------------     -------------     -------------
      (5,904,766)      (16,258,311)       (2,925,154)        8,432,455
     172,727,966       188,986,277       126,596,725       118,164,270
   -------------     -------------     -------------     -------------
   $ 166,823,200     $ 172,727,966     $ 123,671,571     $ 126,596,725
   =============     =============     =============     =============
   $     (60,620)    $    (226,463)    $    (339,431)    $    (142,938)

        DELAWARE TAX-FREE                KENTUCKY TAX-FREE
        INCOME PORTFOLIO                  INCOME PORTFOLIO
--------------------------------- --------------------------------
     FOR THE                          FOR THE
   SIX MONTHS                        SIX MONTHS
      ENDED           FOR THE          ENDED           FOR THE
     3/31/06        YEAR ENDED        3/31/06        YEAR ENDED
   (UNAUDITED)        9/30/05       (UNAUDITED)        9/30/05
---------------- ---------------- --------------- ----------------
  $   1,532,139     $  3,454,754    $   1,781,052    $  3,902,919
       (200,930)        (273,045)          19,410         199,434
     (1,528,915)      (1,533,887)      (1,493,004)     (1,343,782)
  -------------     ------------    -------------    ------------
       (197,706)       1,647,822          307,458       2,758,571
  -------------     ------------    -------------    ------------
              -                -                -               -
       (943,920)      (2,228,062)      (1,238,965)     (2,743,762)
              -                -           (4,400)         (8,278)
       (252,698)        (530,720)        (106,198)       (187,856)
       (115,238)        (252,824)         (38,377)       (100,374)
       (188,479)        (431,096)         (12,179)        (35,193)
  -------------     ------------    -------------    ------------
     (1,500,335)      (3,442,702)      (1,400,119)     (3,075,463)
  -------------     ------------    -------------    ------------
    (11,077,293)      (6,637,756)     (10,693,317)     (6,928,937)
  -------------     ------------    -------------    ------------
              -                -                -               -
  -------------     ------------    -------------    ------------
    (12,775,334)      (8,432,636)     (11,785,978)     (7,245,829)
     82,019,595       90,452,231       82,328,700      89,574,529
  -------------     ------------    -------------    ------------
  $  69,244,261     $ 82,019,595    $  70,542,722    $ 82,328,700
  =============     ============    =============    ============
  $    (147,523)    $   (179,327)   $     958,746    $    577,813

                                       41

                                BLACKROCK FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           NET                           NET GAIN                             NET
                                          ASSET                         (LOSS) ON        DISTRIBUTIONS       ASSET
                                          VALUE           NET          INVESTMENTS          FROM NET         VALUE
                                        BEGINNING     INVESTMENT      (BOTH REALIZED       INVESTMENT        END OF
                                        OF PERIOD       INCOME       AND UNREALIZED)         INCOME          PERIOD
                                       ===========   ============   =================   ===============   ===========
     ----------------
     UltraShort Municipal Portfolio
     ----------------
     BlackRock Class
     10/1/05 through 3/31/0612            $   9.93      $   0.137            $     -8         $   (0.13)     $   9.93
     9/30/05                                  9.95          0.187             (0.02)          (0.18)         9.93
     3/03/041 through 9/30/04                10.00          0.077             (0.05)          (0.07)         9.95
     Institutional Class
     10/1/05 through 3/31/0612            $   9.92      $   0.127            $     -8         $   (0.12)     $   9.92
     9/30/05                                  9.94          0.177             (0.02)          (0.17)         9.92
     3/19/041 through 9/30/04                10.00          0.057             (0.06)          (0.05)         9.94
     Service Class
     10/1/05 through 3/31/0612            $  10.06      $   0.117            $     -8         $   (0.08)     $  10.09
     9/30/05                                  9.94          0.267             (0.14)               -8         10.06
     3/19/041 through 9/30/04                10.00          0.037             (0.07)          (0.02)         9.94
     Investor A Class
     10/1/05 through 3/31/0612            $  10.09      $   0.107            $     -8         $   (0.11)     $  10.08
     9/30/05                                  9.98          0.177             (0.05)          (0.01)        10.09
     3/19/041 through 9/30/04                10.00          0.077             (0.07)          (0.02)         9.98
     -------------
     Tax-Free Income Portfolio
     -------------
     BlackRock Class
     10/1/05 through 3/31/0612            $  10.99      $   0.247           $   (0.20)        $   (0.24)     $  10.79
     9/30/05                                 11.11          0.497             (0.17)          (0.44)        10.99
     12/22/031 through 9/30/04               11.22          0.377             (0.10)          (0.38)        11.11
     Institutional Class
     10/1/05 through 3/31/0612            $  11.00      $   0.237           $   (0.21)        $   (0.23)     $  10.79
     9/30/05                                 11.11          0.477             (0.12)          (0.46)        11.00
     9/30/04                                 11.22          0.487             (0.10)          (0.49)        11.11
     9/30/0310                               11.38           0.54             (0.17)          (0.53)        11.22
     9/30/0210                               11.38           0.57             (0.01)          (0.56)        11.38
     9/30/0110                               10.92           0.57                0.48           (0.59)        11.38
     Service Class
     10/1/05 through 3/31/0612            $  10.99      $   0.227           $   (0.22)        $   (0.21)     $  10.78
     9/30/05                                 11.10          0.447             (0.12)          (0.43)        10.99
     9/30/04                                 11.21          0.457             (0.10)          (0.46)        11.10
     9/30/0310                               11.38           0.49             (0.16)          (0.50)        11.21
     9/30/0210                               11.38           0.55             (0.02)          (0.53)        11.38
     9/30/0110                               10.92           0.54                0.47           (0.55)        11.38
     Investor A Class
     10/1/05 through 3/31/0612            $  11.00      $   0.227           $   (0.21)        $   (0.21)     $  10.80
     9/30/05                                 11.12          0.447             (0.13)          (0.43)        11.00
     9/30/04                                 11.22          0.447             (0.10)          (0.44)        11.12
     9/30/0310                               11.38           0.48             (0.16)          (0.48)        11.22
     9/30/0210                               11.38           0.52             (0.01)          (0.51)        11.38
     9/30/0110                               10.92           0.52                0.48           (0.54)        11.38
     Investor B Class
     10/1/05 through 3/31/0612            $  11.00      $   0.187           $   (0.22)        $   (0.17)     $  10.79
     9/30/05                                 11.11          0.367             (0.12)          (0.35)        11.00
     9/30/04                                 11.22          0.367             (0.11)          (0.36)        11.11
     9/30/0310                               11.38           0.40             (0.16)          (0.40)        11.22
     9/30/0210                               11.38           0.43             (0.01)          (0.42)        11.38
     9/30/0110                               10.92           0.42                0.49           (0.45)        11.38
     Investor C Class
     10/1/05 through 3/31/0612            $  11.00      $   0.177           $   (0.21)        $   (0.17)     $  10.79
     9/30/05                                 11.12          0.367             (0.13)          (0.35)        11.00
     9/30/04                                 11.21          0.357             (0.08)          (0.36)        11.12
     9/30/0310                               11.38           0.41             (0.18)          (0.40)        11.21
     9/30/0210                               11.38           0.43             (0.01)          (0.42)        11.38
     9/30/0110                               10.93           0.41                0.49           (0.45)        11.38

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       42

                                BLACKROCK FUNDS

                                                                                              RATIO OF NET
                            NET                         RATIO OF                            INVESTMENT INCOME
                          ASSETS    RATIO OF NET    TOTAL EXPENSES TO      RATIO OF NET        TO AVERAGE
                          END OF     EXPENSES TO   AVERAGE NET ASSETS   INVESTMENT INCOME      NET ASSETS      PORTFOLIO
         TOTAL            PERIOD     AVERAGE NET       (EXCLUDING         TO AVERAGE NET       (EXCLUDING      TURNOVER
         RETURN            (000)       ASSETS           WAIVERS)              ASSETS            WAIVERS)         RATE
======================= ========== ============== ==================== =================== ================== ==========
              1.30%9    $   22,351         0.35%2               0.82%2              2.58%2             2.11%2         98%
              1.64          32,439         0.35                 0.79                1.81               1.37           89
             0.169          32,027        0.352                0.922               1.142              0.572           14

              1.26%9    $    9,154         0.43%2               0.89%2              2.51%2             2.05%2         98%
              1.54          10,446         0.45                 0.91                1.68               1.22           89
             (0.09)9        14,176        0.452                1.042               0.962              0.372           14
              1.05%9    $      -11         0.75%2              19.82%2              1.85%2           (17.22)%2        98%
              1.23             -11         0.68                 1.30                2.59               1.97           89
            (0.34)9           -11        0.752                1.332               0.662              0.082           14

              1.01%3,9  $        1         0.75%2               3.22%2              2.19%2           (0.28)%2        98%
             1.253               1         0.71                 1.24                1.74               1.21           89
             0.043,9           -11        0.802                1.382               0.612              0.032           14
              0.34%9    $   81,257         0.45%2               0.71%2              4.38%2             4.12%2         65%
              3.23          85,552         0.45                 0.71                4.39               4.13           91
             2.469         100,489        0.452                0.692               4.342              4.102           73

              0.18%9    $  280,311         0.56%2               0.79%2              4.26%2             4.03%2         65%
              3.17         295,737         0.60                 0.83                4.24               4.01           91
              3.46         308,122         0.60                 0.82                4.34               4.12           73
              3.40         334,685         0.60                 0.83                4.80               4.57           76
              5.08         360,392         0.60                 0.81                5.10               4.89           47
              9.81         351,551         0.60                 0.81                5.06               4.85           38
              0.04%9    $    1,429         0.87%2               1.25%2              3.96%2             3.58%2         65%
              2.91           2,312         0.86                 1.08                3.99               3.77           91
              3.16           2,702         0.86                 1.08                4.09               3.87           73
              2.99           2,971         0.90                 1.13                4.46               4.23           76
              4.77           3,103         0.90                 1.11                4.81               4.60           47
              9.49           3,651         0.90                 1.11                4.77               4.55           38

              0.14%3,9  $    9,195         0.84%2               1.16%2              3.99%2             3.67%2         65%
             2.813           8,965         0.86                 1.18                3.99               3.67           91
             3.103           7,711         1.00                 1.31                3.95               3.64           73
             2.913           8,573         1.07                 1.30                4.31               4.08           76
             4.593           8,179         1.07                 1.29                4.62               4.41           47
             9.303           7,309         1.07                 1.28                4.61               4.39           38
            (0.33)%4,9 $    4,425         1.60%2               1.82%2              3.23%2             3.01%2         65%
             2.144           4,839         1.61                 1.84                3.24               3.01           91
             2.244           5,869         1.75                 1.97                3.21               2.99           73
             2.144           7,161         1.82                 2.05                3.57               3.34           76
             3.814           6,211         1.82                 2.03                3.87               3.66           47
             8.494           4,884         1.81                 2.02                3.82               3.60           38

             (0.33)%4,9 $    2,696         1.57%2               1.80%2              3.22%2             2.99%2         65%
             2.054           2,303         1.62                 1.85                3.26               3.03           91
             2.334           2,918         1.73                 1.95                3.17               2.96           73
             2.054           2,559         1.82                 2.05                3.59               3.36           76
             3.814           2,857         1.82                 2.03                3.89               3.68           47
             8.394           2,604         1.81                 2.02                3.80               3.59           38

                       43

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       NET                           NET GAIN                              NET
                                      ASSET                         (LOSS) ON        DISTRIBUTIONS        ASSET
                                      VALUE           NET          INVESTMENTS          FROM NET          VALUE
                                    BEGINNING     INVESTMENT      (BOTH REALIZED       INVESTMENT        END OF
                                    OF PERIOD       INCOME       AND UNREALIZED)         INCOME          PERIOD
                                   ===========   ============   =================   ===============   ============
     --------------------
     Pennsylvania Tax-Free Income Portfolio
     --------------------
     Institutional Class
     10/1/05 through 3/31/0612      $    10.41     $    0.247           $   (0.18)        $   (0.26)     $   10.21
     9/30/05                             10.68          0.507             (0.25)          (0.52)         10.41
     9/30/04                             10.90          0.517             (0.21)          (0.52)         10.68
     9/30/0310                           11.06           0.53             (0.19)          (0.50)         10.90
     9/30/0210                           10.89           0.53                0.16           (0.52)         11.06
     9/30/0110                           10.56           0.55                0.34           (0.56)         10.89
     Service Class
     10/1/05 through 3/31/0612      $    10.40     $    0.227           $   (0.18)        $   (0.24)     $   10.20
     9/30/05                             10.67          0.477             (0.25)          (0.49)         10.40
     9/30/04                             10.89          0.487             (0.21)          (0.49)         10.67
     9/30/0310                           11.05           0.49             (0.18)          (0.47)         10.89
     9/30/0210                           10.88           0.50                0.16           (0.49)         11.05
     9/30/0110                           10.55           0.52                0.34           (0.53)         10.88
     Investor A Class
     10/1/05 through 3/31/0612      $    10.41     $    0.227           $   (0.18)        $   (0.24)     $   10.21
     9/30/05                             10.68          0.467             (0.25)          (0.48)         10.41
     9/30/04                             10.89          0.467             (0.20)          (0.47)         10.68
     9/30/0310                           11.06           0.48             (0.20)          (0.45)         10.89
     9/30/0210                           10.89           0.48                0.16           (0.47)         11.06
     9/30/0110                           10.56           0.49                0.35           (0.51)         10.89
     Investor B Class
     10/1/05 through 3/31/0612      $    10.34     $    0.187           $   (0.18)        $   (0.20)     $   10.14
     9/30/05                             10.61          0.387             (0.25)          (0.40)         10.34
     9/30/04                             10.82          0.397             (0.21)          (0.39)         10.61
     9/30/0310                           10.98           0.40             (0.19)          (0.37)         10.82
     9/30/0210                           10.81           0.40                0.16           (0.39)         10.98
     9/30/0110                           10.48           0.42                0.34           (0.43)         10.81
     Investor C Class
     10/1/05 through 3/31/0612      $    10.37     $    0.187           $   (0.18)        $   (0.20)     $   10.17
     9/30/05                             10.64          0.387             (0.25)          (0.40)         10.37
     9/30/04                             10.85          0.397             (0.21)          (0.39)         10.64
     9/30/0310                           11.01           0.39             (0.18)          (0.37)         10.85
     9/30/0210                           10.84           0.41                0.15           (0.39)         11.01
     9/30/0110                           10.51           0.41                0.35           (0.43)         10.84
     -------------------
     New Jersey Tax-Free Income Portfol io
     -------------------
     Institutional Class
     10/1/05 through 3/31/0612      $    11.54     $    0.267           $   (0.21)        $   (0.25)     $   11.34
     9/30/05                             11.70          0.537             (0.18)          (0.51)         11.54
     9/30/04                             11.80          0.537             (0.06)          (0.57)         11.70
     9/30/0310                           12.10           0.62             (0.29)          (0.63)         11.80
     9/30/0210                           11.83           0.61                0.28           (0.62)         12.10
     9/30/0110                           11.31           0.60                0.52           (0.60)         11.83
     Service Class
     10/1/05 through 3/31/0612      $    11.54     $    0.257           $   (0.21)        $   (0.24)     $   11.34
     9/30/05                             11.70          0.497             (0.18)          (0.47)         11.54
     9/30/04                             11.80          0.507             (0.07)          (0.53)         11.70
     9/30/0310                           12.10           0.58             (0.29)          (0.59)         11.80
     9/30/0210                           11.83           0.58                0.28           (0.59)         12.10
     9/30/0110                           11.31           0.57                0.51           (0.56)         11.83

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       44

                                BLACKROCK FUNDS

                                                                                            RATIO OF NET
                         NET                          RATIO OF                            INVESTMENT INCOME
                        ASSETS    RATIO OF NET    TOTAL EXPENSES TO      RATIO OF NET        TO AVERAGE
                        END OF     EXPENSES TO   AVERAGE NET ASSETS   INVESTMENT INCOME      NET ASSETS      PORTFOLIO
        TOTAL           PERIOD     AVERAGE NET       (EXCLUDING         TO AVERAGE NET       (EXCLUDING      TURNOVER
       RETURN           (000)        ASSETS           WAIVERS)              ASSETS            WAIVERS)         RATE
==================== =========== ============== ==================== =================== ================== ==========
            0.57%9      $612,413         0.60%2               0.76%2              4.64%2             4.48%2         46%
            2.41         610,550         0.60                 0.81                4.71               4.50           13
            2.82         628,714         0.60                 0.80                4.76               4.56            2
            3.16         752,199         0.60                 0.80                4.80               4.60            3
            6.53         890,070         0.60                 0.79                4.90               4.71           22
            8.65         903,225         0.60                 0.79                5.10               4.91           13

            0.42%9      $  4,547         0.90%2               1.07%2              4.35%2             4.18%2         46%
            2.10           4,727         0.90                 1.11                4.41               4.20           13
            2.51           5,733         0.90                 1.10                4.48               4.28            2
            2.86           6,118         0.90                 1.11                4.51               4.30            3
            6.22           6,005         0.90                 1.09                4.62               4.43           22
            8.33           6,911         0.90                 1.09                4.81               4.62           13
            0.38%3,9    $ 28,815         0.98%2               1.14%2              4.27%2             4.11%2         46%
           2.003          29,875         1.00                 1.17                4.32               4.15           13
           2.443          33,769         1.05                 1.29                4.32               4.09            2
           2.593          35,874         1.08                 1.28                4.34               4.13            3
           6.043          37,344         1.08                 1.27                4.44               4.25           22
           8.143          39,306         1.07                 1.26                4.62               4.43           13

            0.00%4,9    $  9,525         1.73%2               1.82%2              3.58%2             3.49%2         46%
           1.254          13,408         1.76                 1.82                3.60               3.54           13
           1.694          19,604         1.75                 1.89                3.66               3.52            2
           1.934          24,795         1.82                 2.03                3.63               3.42            3
           5.284          28,346         1.82                 2.02                3.72               3.53           22
           7.404          26,062         1.82                 2.01                3.90               3.72           13
            0.00%4,9    $  1,653         1.72%2               1.80%2              3.55%2             3.47%2         46%
           1.244           1,773         1.75                 1.82                3.59               3.52           13
           1.694           1,916         1.80                 1.94                3.60               3.46            2
           1.924           1,974         1.82                 2.03                3.61               3.40            3
           5.274           1,615         1.81                 2.00                3.69               3.50           22
           7.384             875         1.81                 2.00                3.84               3.66           13
            0.46%9      $133,238         0.60%2               0.80%2              4.63%2             4.43%2          8%
            2.99         137,256         0.60                 0.84                4.51               4.27           17
            4.10         151,808         0.60                 0.83                4.54               4.31           15
            2.80         124,713         0.60                 0.83                5.17               4.94           22
            7.82         128,553         0.60                 0.82                5.20               4.98           14
           10.07         129,635         0.60                 0.82                5.12               4.90           28

            0.31%9      $ 14,183         0.90%2               1.08%2              4.33%2             4.15%2          8%
            2.68          14,839         0.90                 1.09                4.21               4.02           17
            3.79          15,940         0.90                 1.11                4.27               4.06           15
            2.50          16,534         0.90                 1.13                4.87               4.64           22
            7.49          17,506         0.90                 1.12                4.89               4.67           14
            9.75          16,530         0.90                 1.12                4.82               4.60           28
                                           45

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       NET                           NET GAIN                              NET
                                      ASSET                         (LOSS) ON        DISTRIBUTIONS        ASSET
                                      VALUE           NET          INVESTMENTS          FROM NET          VALUE
                                    BEGINNING     INVESTMENT      (BOTH REALIZED       INVESTMENT        END OF
                                    OF PERIOD       INCOME       AND UNREALIZED)         INCOME          PERIOD
                                   ===========   ============   =================   ===============   ============
     --------------------------
     New Jersey Tax-Free Income Portfolio (Continued)
     --------------------------
     Investor A Class
     10/1/05 through 3/31/0612       $   11.54      $   0.247           $   (0.21)        $   (0.23)     $   11.34
     9/30/05                             11.70          0.487             (0.18)          (0.46)         11.54
     9/30/04                             11.80          0.487             (0.06)          (0.52)         11.70
     9/30/0310                           12.10           0.56             (0.29)          (0.57)         11.80
     9/30/0210                           11.83           0.55                0.29           (0.57)         12.10
     9/30/0110                           11.31           0.53                0.53           (0.54)         11.83
     Investor B Class
     10/1/05 through 3/31/0612       $   11.54      $   0.207           $   (0.21)        $   (0.19)     $   11.34
     9/30/05                             11.70          0.397             (0.18)          (0.37)         11.54
     9/30/04                             11.80          0.397             (0.06)          (0.43)         11.70
     9/30/0310                           12.10           0.47             (0.29)          (0.48)         11.80
     9/30/0210                           11.83           0.46                0.29           (0.48)         12.10
     9/30/0110                           11.31           0.43                0.54           (0.45)         11.83
     Investor C Class
     10/1/05 through 3/31/0612       $   11.56      $   0.207           $   (0.21)        $   (0.19)     $   11.36
     9/30/05                             11.72          0.407             (0.19)          (0.37)         11.56
     9/30/04                             11.82          0.397             (0.06)          (0.43)         11.72
     9/30/0310                           12.13           0.46             (0.29)          (0.48)         11.82
     9/30/025,10                         11.85           0.45                0.31           (0.48)         12.13
     2/6/0110 through 9/30/01            11.70           0.29                0.15           (0.29)         11.85
     ----------------
     Ohio Tax-Free Income Portfolio
     ----------------
     Institutional Class
     10/1/05 through 3/31/0612       $   10.64      $   0.247           $   (0.18)        $   (0.26)     $   10.44
     9/30/05                             10.88          0.487             (0.21)          (0.51)         10.64
     9/30/04                             10.87          0.547             (0.03)          (0.50)         10.88
     9/30/0310                           11.09           0.52             (0.22)          (0.52)         10.87
     9/30/0210                           10.80           0.52                0.35           (0.58)         11.09
     9/30/0110                           10.22           0.57                0.57           (0.56)         10.80
     Service Class
     10/1/05 through 3/31/0612       $   10.65      $   0.227           $   (0.17)        $   (0.24)     $   10.46
     9/30/05                             10.89          0.457             (0.21)          (0.48)         10.65
     9/30/04                             10.87          0.517             (0.02)          (0.47)         10.89
     9/30/0310                           11.09           0.52             (0.26)          (0.48)         10.87
     9/30/0210                           10.80           0.48                0.36           (0.55)         11.09
     9/30/0110                           10.22           0.54                0.57           (0.53)         10.80
     Investor A Class
     10/1/05 through 3/31/0612       $   10.64      $   0.227           $   (0.17)        $   (0.24)     $   10.45
     9/30/05                             10.88          0.447             (0.21)          (0.47)         10.64
     9/30/04                             10.87          0.497             (0.03)          (0.45)         10.88
     9/30/0310                           11.09           0.46             (0.21)          (0.47)         10.87
     9/30/0210                           10.80           0.46                0.36           (0.53)         11.09
     9/30/0110                           10.22           0.52                0.57           (0.51)         10.80
     Investor B Class
     10/1/05 through 3/31/0612       $   10.64      $   0.187           $   (0.17)        $   (0.20)     $   10.45
     9/30/05                             10.88          0.367             (0.21)          (0.39)         10.64
     9/30/04                             10.87          0.417             (0.03)          (0.37)         10.88
     9/30/0310                           11.09           0.39             (0.23)          (0.38)         10.87
     9/30/0210                           10.80           0.39                0.35           (0.45)         11.09
     9/30/0110                           10.22           0.42                0.59           (0.43)         10.80
     Investor C Class
     10/1/05 through 3/31/0612       $   10.65      $   0.187           $   (0.18)        $   (0.20)     $   10.45
     9/30/05                             10.89          0.367             (0.21)          (0.39)         10.65
     9/30/04                             10.87          0.417             (0.02)          (0.37)         10.89
     9/30/0310                           11.09           0.40             (0.24)          (0.38)         10.87
     9/30/0210                           10.80           0.39                0.35           (0.45)         11.09
     9/30/0110                           10.22           0.41                0.60           (0.43)         10.80

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46

                                BLACKROCK FUNDS

                                                                                              RATIO OF NET
                            NET                         RATIO OF                            INVESTMENT INCOME
                          ASSETS    RATIO OF NET    TOTAL EXPENSES TO      RATIO OF NET        TO AVERAGE
                          END OF     EXPENSES TO   AVERAGE NET ASSETS   INVESTMENT INCOME      NET ASSETS      PORTFOLIO
         TOTAL            PERIOD     AVERAGE NET       (EXCLUDING         TO AVERAGE NET       (EXCLUDING      TURNOVER
         RETURN            (000)       ASSETS           WAIVERS)              ASSETS            WAIVERS)         RATE
======================= ========== ============== ==================== =================== ================== ==========
              0.27%3,9    $  7,494         0.96%2               1.17%2              4.26%2             4.05%2          8%
             2.583           7,729         0.99                 1.19                4.11               3.91           17
             3.633           6,193         1.05                 1.31                4.12               3.86           15
             2.323           5,995         1.08                 1.30                4.70               4.48           22
             7.313           5,812         1.07                 1.29                4.66               4.44           14
             9.563           3,207         1.07                 1.29                4.64               4.42           28

             (0.11)%4,9   $ 10,319         1.73%2               1.82%2              3.51%2             3.42%2          8%
             1.814          10,891         1.75                 1.85                3.36               3.26           17
             2.854          11,696         1.80                 1.97                3.37               3.20           15
             1.554          12,411         1.82                 2.04                3.93               3.71           22
             6.524           9,066         1.81                 2.03                3.92               3.71           14
             8.754           5,707         1.79                 2.01                3.85               3.64           28
            (0.12)%4,9   $  1,590         1.75%2               1.84%2              3.49%2             3.40%2          8%
             1.814           2,013         1.76                 1.86                3.37               3.27           17
             2.854           3,350         1.78                 1.94                3.31               3.15           15
             1.474           1,877         1.82                 2.04                3.91               3.69           22
             6.594           1,106         1.80                 2.01                3.75               3.54           14
             3.804,9           157         1.782                2.002               3.822              3.622          28
              0.53%9      $ 99,515         0.60%2               0.80%2              4.55%2             4.35%2         16%
              2.55         100,501         0.60                 0.85                4.47               4.22           10
              4.82          96,730         0.60                 0.84                4.97               4.73            6
              2.79          97,589         0.60                 0.83                4.78               4.55           18
              8.40          96,974         0.60                 0.81                4.93               4.71           28
             11.41          92,047         0.60                 0.84                5.42               5.18           19

              0.47%9      $    973         0.90%2               1.05%2              4.23%2             4.08%2         16%
              2.24             736         0.90                 1.10                4.16               3.96           10
              4.60             700         0.81                 1.02                4.74               4.52            6
              2.48             727         0.90                 1.12                4.58               4.36           18
              8.08             205         0.90                 1.12                4.59               4.37           28
             11.08              40         0.89                 1.13                5.13               4.89           19
              0.44%3,9    $  7,119         0.95%2               1.18%2              4.19%2             3.96%2         16%
             2.143           8,873         0.99                 1.20                4.05               3.84           10
             4.343           5,043         1.07                 1.34                4.56               4.29            6
             2.313           7,494         1.08                 1.31                4.32               4.09           18
             7.903          15,587         1.06                 1.28                4.37               4.16           28
            10.893           3,674         1.07                 1.31                4.97               4.73           19

              0.05%4,9    $  8,398         1.73%2               1.83%2              3.42%2             3.32%2         16%
             1.384           9,424         1.75                 1.85                3.32               3.22           10
             3.574          10,280         1.79                 1.97                3.78               3.60            6
             1.544          10,453         1.82                 2.05                3.55               3.32           18
             7.104           8,740         1.81                 2.03                3.65               3.44           28
            10.084           4,277         1.80                 2.04                4.20               3.97           19
            (0.04)%4,9   $  7,667         1.71%2               1.81%2              3.42%2             3.32%2         16%
             1.384           7,063         1.74                 1.84                3.30               3.20           10
             3.664           5,411         1.77                 1.95                3.80               3.62            6
             1.544           5,740         1.82                 2.05                3.55               3.32           18
             7.094           3,632         1.80                 2.01                3.60               3.39           28
            10.084           1,496         1.80                 2.04                4.05               3.82           19
                                       47

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       NET                           NET GAIN                             NET
                                      ASSET                         (LOSS) ON        DISTRIBUTIONS       ASSET
                                      VALUE           NET          INVESTMENTS          FROM NET         VALUE
                                    BEGINNING     INVESTMENT      (BOTH REALIZED       INVESTMENT        END OF
                                    OF PERIOD       INCOME       AND UNREALIZED)         INCOME          PERIOD
                                   ===========   ============   =================   ===============   ===========
     ------------------
     Delaware Tax-Free Income Portfolio
     ------------------
     Institutional Class
     10/1/05 through 3/31/0612        $   9.92      $   0.227           $   (0.23)        $   (0.21)     $   9.70
     9/30/05                             10.13          0.437             (0.21)          (0.43)         9.92
     9/30/04                             10.23          0.477             (0.08)          (0.49)        10.13
     9/30/0310                           10.54           0.52             (0.27)          (0.56)        10.23
     9/30/0210                           10.20           0.55                0.31           (0.52)        10.54
     9/30/0110                            9.68           0.50                0.46           (0.44)        10.20
     Service Class
     10/1/0110 through 5/2/02         $  10.20      $   0.297           $   (0.09)        $   (0.28)     $  10.12
     9/30/0110                            9.68           0.48                0.45           (0.41)        10.20
     Investor A Class
     10/1/05 through 3/31/0612        $   9.93      $   0.207           $   (0.23)        $   (0.19)     $   9.71
     9/30/05                             10.13          0.397             (0.20)          (0.39)         9.93
     9/30/04                             10.24          0.427             (0.09)          (0.44)        10.13
     9/30/0310                           10.54           0.45             (0.24)          (0.51)        10.24
     9/30/0210                           10.20           0.49                0.32           (0.47)        10.54
     9/30/0110                            9.68           0.45                0.47           (0.40)        10.20
     Investor B Class
     10/1/05 through 3/31/0612        $   9.93      $   0.167           $   (0.22)        $   (0.16)     $   9.71
     9/30/05                             10.14          0.317             (0.21)          (0.31)         9.93
     9/30/04                             10.24          0.357             (0.08)          (0.37)        10.14
     9/30/0310                           10.54           0.37             (0.23)          (0.44)        10.24
     9/30/0210                           10.20           0.42                0.32           (0.40)        10.54
     9/30/0110                            9.68           0.37                0.47           (0.32)        10.20
     Investor C Class
     10/1/05 through 3/31/0612        $   9.93      $   0.167           $   (0.22)        $   (0.16)     $   9.71
     9/30/05                             10.13          0.317             (0.20)          (0.31)         9.93
     9/30/04                             10.24          0.357             (0.09)          (0.37)        10.13
     9/30/0310                           10.54           0.37             (0.23)          (0.44)        10.24
     9/30/0210                           10.20           0.38                0.36           (0.40)        10.54
     9/30/0110                            9.68           0.36                0.48           (0.32)        10.20

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       48

                                BLACKROCK FUNDS

                                                                                               RATIO OF NET
                             NET                         RATIO OF                            INVESTMENT INCOME
                           ASSETS    RATIO OF NET    TOTAL EXPENSES TO      RATIO OF NET        TO AVERAGE
                           END OF     EXPENSES TO   AVERAGE NET ASSETS   INVESTMENT INCOME      NET ASSETS      PORTFOLIO
          TOTAL            PERIOD     AVERAGE NET       (EXCLUDING         TO AVERAGE NET       (EXCLUDING      TURNOVER
         RETURN             (000)       ASSETS           WAIVERS)              ASSETS            WAIVERS)         RATE
======================== ========== ============== ==================== =================== ================== ==========
            (0.07)%9      $40,001         0.69%2               0.89%2              4.43%2             4.23%2         6%
               2.16          46,782         0.70                 0.92                4.24               4.02          10
               3.92          54,451         0.70                 0.89                4.61               4.42           3
               2.53          54,512         0.70                 0.90                5.06               4.86          34
               8.75          71,516         0.70                 0.89                5.40               5.22          17
              10.16          79,535         0.70                 0.90                4.99               4.79          14

               1.95%9       $    -6         1.00%2               1.17%2              5.32%2             5.14%2        17%
               9.83             -11         0.87                 1.02                4.83               4.68          14
            (0.26)%3,9    $11,603         1.05%2               1.25%2              4.07%2             3.87%2         6%
              1.853          14,421         1.09                 1.26                3.86               3.69          10
              3.353          12,895         1.14                 1.40                4.16               3.90           3
              2.153           8,634         1.17                 1.36                4.48               4.30          34
              8.253           5,106         1.18                 1.36                4.90               4.71          17
              9.653           4,304         1.17                 1.37                4.53               4.34          14

              (0.63)%4,9    $ 6,644         1.79%2               1.92%2              3.35%2             3.22%2         6%
              0.994           7,524         1.84                 1.92                3.10               3.02          10
              2.684           8,606         1.89                 2.02                3.42               3.29           3
              1.384           8,528         1.92                 2.09                3.70               3.52          34
              7.454           3,130         1.92                 2.11                4.14               3.96          17
              8.844           2,505         1.91                 2.11                3.79               3.60          14
            (0.63)%4,9    $10,996         1.79%2               1.92%2              3.35%2             3.22%2         6%
              1.104          13,293         1.85                 1.92                3.11               3.04          10
              2.584          14,500         1.89                 2.02                3.43               3.30           3
              1.384          14,529         1.91                 2.08                3.56               3.40          34
              7.454           3,149         1.90                 2.09                3.96               3.77          17
              8.844             638         1.92                 2.12                3.78               3.59          14

                                       49

                                BLACKROCK FUNDS
                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       NET                           NET GAIN                             NET
                                      ASSET                         (LOSS) ON        DISTRIBUTIONS       ASSET
                                      VALUE           NET          INVESTMENTS          FROM NET         VALUE
                                    BEGINNING     INVESTMENT      (BOTH REALIZED       INVESTMENT        END OF
                                    OF PERIOD       INCOME       AND UNREALIZED)         INCOME          PERIOD
                                   ===========   ============   =================   ===============   ===========
     ------------------
     Kentucky Tax-Free Income Portfolio
     ------------------
     Institutional Class
     10/1/05 through 3/31/0612        $   9.69      $   0.237           $   (0.19)         $  (0.18)     $   9.55
     9/30/05                              9.73          0.467             (0.14)          (0.36)         9.69
     9/30/04                              9.77          0.457             (0.07)          (0.42)         9.73
     9/30/0310                            9.99           0.48             (0.20)          (0.50)         9.77
     9/30/0210                            9.94           0.49                0.07           (0.51)         9.99
     9/30/0110                            9.60           0.50                0.34           (0.50)         9.94
     Service Class
     10/1/05 through 3/31/0612        $   9.70      $   0.217           $   (0.18)         $  (0.17)     $   9.56
     9/30/05                              9.74          0.437             (0.14)          (0.33)         9.70
     9/30/04                              9.78          0.437             (0.08)          (0.39)         9.74
     9/30/0310                            9.99           0.45             (0.19)          (0.47)         9.78
     9/30/0210                            9.95           0.46                0.06           (0.48)         9.99
     9/30/0110                            9.60           0.47                0.35           (0.47)         9.95
     Investor A Class
     10/1/05 through 3/31/0612        $   9.69      $   0.217           $   (0.19)         $  (0.16)     $   9.55
     9/30/05                              9.73          0.427             (0.14)          (0.32)         9.69
     9/30/04                              9.77          0.417             (0.07)          (0.38)         9.73
     9/30/0310                            9.99           0.44             (0.20)          (0.46)         9.77
     9/30/0210                            9.94           0.44                0.07           (0.46)         9.99
     9/30/0110                            9.60           0.45                0.34           (0.45)         9.94
     Investor B Class
     10/1/05 through 3/31/0612        $   9.69      $   0.187           $   (0.18)        $   (0.13)7    $   9.56
     9/30/05                              9.73          0.357             (0.14)          (0.25)         9.69
     9/30/04                              9.77          0.337             (0.07)          (0.30)         9.73
     9/30/0310                            9.99           0.36             (0.20)          (0.38)         9.77
     9/30/0210                            9.94           0.37                0.07           (0.39)         9.99
     9/30/0110                            9.60           0.37                0.35           (0.38)         9.94
     Investor C Class
     10/1/05 through 3/31/0612        $   9.71      $   0.187           $   (0.18)        $   (0.13)     $   9.58
     9/30/05                              9.76          0.357             (0.15)          (0.25)         9.71
     9/30/04                              9.79          0.337             (0.06)          (0.30)         9.76
     9/30/0310                           10.02           0.36             (0.21)          (0.38)         9.79
     9/30/0210                            9.97           0.37                0.07           (0.39)        10.02
     9/30/0110                            9.62           0.37                0.36           (0.38)         9.97

    1 Commencement of operations of share class.
    2 Annualized.
    3 Sales load not reflected in total return.
    4 Contingent deferred sales load not reflected in total return.
    5 There were no Investor C shares outstanding as of September 30, 2000.
    6 There were no Service shares outstanding as of September 30, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       50

                                BLACKROCK FUNDS

                                                                                              RATIO OF NET
                            NET                         RATIO OF                            INVESTMENT INCOME
                          ASSETS    RATIO OF NET    TOTAL EXPENSES TO      RATIO OF NET        TO AVERAGE
                          END OF     EXPENSES TO   AVERAGE NET ASSETS   INVESTMENT INCOME      NET ASSETS      PORTFOLIO
         TOTAL            PERIOD     AVERAGE NET       (EXCLUDING         TO AVERAGE NET       (EXCLUDING      TURNOVER
         RETURN            (000)       ASSETS           WAIVERS)              ASSETS            WAIVERS)         RATE
======================= ========== ============== ==================== =================== ================== ==========
              0.43%9      $ 60,780         0.68%2               0.88%2              4.78%2             4.58%2          4%
              3.35          71,188         0.70                 0.91                4.69               4.48            4
              4.01          78,549         0.70                 0.89                4.61               4.42            8
              2.95         115,104         0.70                 0.88                4.94               4.76           37
              5.82         135,938         0.70                 0.87                4.99               4.81           12
              8.91         146,620         0.70                 0.86                5.09               4.93           32

              0.28%9      $    256         0.98%2               1.15%2              4.48%2             4.31%2          4%
              3.04             248         1.00                 1.17                4.38               4.21            4
              3.69             247         1.00                 1.17                4.40               4.22            8
              2.74             103         1.00                 1.18                4.57               4.39           37
              5.40              92         1.00                 1.17                4.69               4.52           12
              8.69              91         1.00                 1.16                4.79               4.63           32
              0.24%3,9    $  6,137         1.04%2               1.23%2              4.44%2             4.25%2          4%
             2.953           6,377         1.09                 1.26                4.28               4.11            4
             3.533           5,482         1.15                 1.36                4.19               3.97            8
             2.463           4,701         1.17                 1.35                4.42               4.24           37
             5.333           3,612         1.18                 1.35                4.52               4.35           12
             8.403           3,214         1.17                 1.33                4.64               4.47           32

             (0.02)%4,9   $  2,445         1.79%2               1.93%2              3.70%2             3.56%2          4%
             2.184           3,578         1.85                 1.92                3.55               3.48            4
             2.764           3,897         1.89                 2.02                3.44               3.31            8
             1.704           3,795         1.92                 2.09                3.64               3.46           37
             4.554           2,311         1.91                 2.08                3.71               3.54           12
             7.604             978         1.89                 2.05                3.79               3.62           32
            (0.03)%4,9   $    925         1.75%2               1.88%2              3.67%2             3.54%2          4%
             2.074             938         1.86                 1.92                3.55               3.49            4
             2.864           1,399         1.88                 2.00                3.43               3.31            8
             1.594           1,179         1.92                 2.10                3.69               3.50           37
             4.534           1,036         1.90                 2.08                3.61               3.44           12
             7.694             236         1.91                 2.07                3.75               3.57           32

    7 Calculated using the average shares outstanding method.

    8 Less than $(.01) per share.
    9 Not Annualized.
    10 Audited by other auditors.
    11 Less than $1,000.
    12 Unaudited.

                                       51

                                BLACKROCK FUNDS
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(A) Organization

     BlackRock FundsSM (the "Fund") was organized on December 22, 1988, as a
Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 51 registered portfolios, seven of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each Portfolio of the
Fund may offer as many as seven classes of shares: BlackRock, Institutional,
Service, Hilliard Lyons, Investor A, Investor B and Investor C. Shares of all
classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them, mostly due to differences in distribution and service fees. As of March 31, 2006, no Hilliard Lyons Shares were outstanding.

     Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Investment Valuation - Valuation of investments held by each Portfolio is as follows: fixed income investments are valued by using market quotations or prices provided by market makers; a portion of the fixed income investments are valued utilizing one or more pricing services approved by the Board of Trustees
(the "Board"); an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m.
(Eastern time); the amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the
Board determines that such method does not represent fair value. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with a method approved by the Board as reflecting fair value ("Fair
Value Assets"). The investment adviser and/or sub-adviser will submit its recommendations regarding the valuation and/or valuation methodologies for Fair
Value Assets to a valuation committee. Such valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

     When determining the price for a Fair Value Asset, the investment adviser and/or sub-adviser shall seek to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the adviser and/or subadviser deems relevant.

     Dividends to Shareholders - Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each
Portfolio will be based on periodic projections of its net investment income.
Net realized capital gains, if any, are distributed at least annually.

     Swap Agreements - The Portfolios may invest in swap agreements for the purpose of hedging against changes in interest rates. Swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the
Statements of Operations. Net payments of interest are recorded as interest income or expense. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the
Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreement may default on its obligation to perform and that there may be unfavorable change in the fluctuation of interest and/or exchange rates. There were no swap agreements held by the Portfolios at March 31, 2006.

52

                                BLACKROCK FUNDS

     As a result of changes in GAAP, the Portfolio's have previously reclassified periodic payments made under interest rate swap agreements, previously included within interest income or expense, as a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the per share amounts in prior years financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification had no effect on the Portfolio's net asset value, either in total or per share, or their total increase (decrease) in net assets from operations during any period. The effects of these reclassifications in the financial highlights are as follows:

                                                                 TAX-FREE INCOME
                                         ---------------------------------------------------------------
                                          INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                         --------------- --------- ------------ ------------ -----------
        Net Investment Income Ratio
  9/30/2002 ...........................            0.08%     0.07%        0.07%        0.07%       0.07%
        Net Investment Income per Share
  9/30/2002 ...........................          $ 0.00    $ 0.01       $ 0.00       $ 0.00      $ 0.00

                                                          PENNSYLVANIA TAX-FREE INCOME
                                         ---------------------------------------------------------------
                                          INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                         --------------- --------- ------------ ------------ -----------
        Net Investment Income Ratio
  9/30/2002 ...........................            0.06%      0.06%       0.06%        0.07%       0.07%
        Net Investment Income per Share
  9/30/2002 ...........................          $ 0.00     $ 0.00      $ 0.00       $ 0.00      $ 0.01

                                                           NEW JERSEY TAX-FREE INCOME
                                         ---------------------------------------------------------------
                                          INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                         --------------- --------- ------------ ------------ -----------
        Net Investment Income Ratio
  9/30/2002 ...........................            0.06%      0.05%        0.05%        0.05%       0.05%
        Net Investment Income per Share
  9/30/2002 ...........................          $ 0.01     $ 0.01       $ 0.01       $ 0.01      $ 0.01

                                                              OHIO TAX-FREE INCOME
                                         ---------------------------------------------------------------
                                          INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                         --------------- --------- ------------ ------------ -----------
        Net Investment Income Ratio
  9/30/2002 ...........................            0.04%      0.05%        0.05%       0.05%        0.05%
        Net Investment Income per Share
  9/30/2002 ...........................          $ 0.00     $ 0.01       $ 0.00      $ 0.01       $ 0.01

                                                            DELAWARE TAX-FREE INCOME
                                         ---------------------------------------------------------------
                                          INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                         --------------- --------- ------------ ------------ -----------
        Net Investment Income Ratio
  9/30/2002 ...........................            0.06%      0.06%        0.05%        0.06%       0.05%
        Net Investment Income per Share
  9/30/2002 ...........................          $ 0.00     $ 0.00       $ 0.01       $ 0.01      $ 0.00

                                                            KENTUCKY TAX-FREE INCOME
                                         ---------------------------------------------------------------
                                          INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                         --------------- --------- ------------ ------------ -----------
        Net Investment Income Ratio
  9/30/2002 ...........................            0.05%      0.06%        0.06%        0.06%       0.06%
        Net Investment Income per Share
  9/30/2002 ...........................          $ 0.00     $ 0.00       $ 0.00       $ 0.01      $ 0.01

                                                                              53

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     Investment Transactions and Investment Income - Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in first-out, for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis.
Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

     Futures Transactions - The Portfolios may invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing market interest rates or for leverage.
Upon entering into a futures contract, a Portfolio is required to deposit cash or pledge securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as cumulative unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts.
Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the market, resulting in an inability to liquidate a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction. There were no futures held by the Portfolios at March 31, 2006.

     Tender Option Bonds - A tender option bond is a synthetic floating or variable rate security issued when long term bonds are purchased in the primary or secondary market and are then deposited into a trust. Custodial receipts are then issued to investors, such as the Portfolios, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. The creation of tender option bond trusts fulfills two objectives which municipal securities are deposited into the trusts: (i) the creation of the P-floats, the terms of which mimic, in certain respects, the variable rate demand securities issued in the primary municipal securities market, and (ii) the creation of a residual interest, which establishes an economically leveraged position in the municipal securities. Tender option bonds may be considered to be derivatives.
Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if they had not been used.

     Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires the use of management estimates.  Actual results could differ from these estimates and such differences could be material.

     Other - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of a
Portfolio are due to class-specific expenses and waivers. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

(C) Agreements and Other Transactions with Affiliates and Related Parties

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc.
("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc.,
("BFM"), serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

54

                                BLACKROCK FUNDS

     For its advisory services, BlackRock is entitled to receive fees, computed daily and payable monthly, at the following annual rates, based on each
Portfolio's average daily net assets:

                                   TAX-FREE INCOME, PENNSYLVANIA TAX-FREE
                                                  INCOME,                        DELAWARE TAX-FREE
                                         NEW JERSEY TAX-FREE INCOME             INCOME AND KENTUCKY
                                    AND OHIO TAX-FREE INCOME PORTFOLIOS      TAX-FREE INCOME PORTFOLIOS
                                  ---------------------------------------   ---------------------------
                                                 INVESTMENT                          INVESTMENT
    AVERAGE DAILY NET ASSETS                    ADVISORY FEE                        ADVISORY FEE
-------------------------------   ---------------------------------------   ---------------------------
     first $1 billion                                              0.500%                          0.550%
     $1 billion - $2 billion                                       0.450                           0.500
     $2 billion - $3 billion                                       0.425                           0.475
     greater than $3 billion                                       0.400                           0.450

     The investment advisory fee for the UltraShort Municipal Portfolio is
0.45% of average daily net assets.

     BlackRock pays BFM a fee for its sub-advisory services.

     PFPC Trust Company, an indirect subsidiary of The PNC Financial Services
Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC Inc.
("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services
Group, Inc., serves as transfer agent and dividend disbursing agent. The custodian and the transfer agent have voluntarily agreed to waive a portion of their fees during the period.

     Shares of each class of each Portfolio of the Fund bear their prorata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/Servicing fees and amounts payable under the
Fund's Amended and Restated Distribution and Service Plan.

     Prior to February 1, 2006, the BlackRock shares bore a transfer agent fee at an annual rate not to exceed 0.005% of the average daily net assets plus per account fees and disbursements. Institutional, Service, Investor A, Investor B
and Investor C share classes each bore a transfer agent fee at an annual rate not to exceed 0.018% of the annual average net assets of such respective classes plus per account fees and disbursements. Certain other transfer agency fees were allocated on relative net assets of each class of each portfolio.

     Effective February 1, 2006, each class of each Portfolio bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of each Portfolio are comprised of those fees charged by the Transfer Agent for issuing and redeeming shares of each class of each
Portfolio, all shareholder communications including shareholder reports, dividend and distribution notices, proxy materials for its meetings to shareholders and maintenance of shareholder accounts; networking and recordkeeping/shareholder services fees; and reimbursements to BlackRock for costs related to the Fund's investor service center.

     PFPC and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. Prior to February 1, 2006, the fee was paid at the following annual rates: 0.085% of the first $500 million, 0.075% of the next
$500 million and 0.065% of assets in excess of $1 billion. In addition, each of the share classes, except for the BlackRock Class, was charged an administration fee based on the following percentage of average daily net assets of each respective class: 0.145% of the first $500 million, 0.135% of the next $500 million and 0.125% of assets in excess of $1 billion. The
BlackRock Class was charged an administration fee of 0.035% of the first $500 million, 0.025% of the next $500 million and 0.015% of assets in excess of $1 billion. Effective February 1, 2006, the combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of assets in excess of $1 billion. In addition, each of the classes, is charged an administration fee based on the following percentage of average daily net assets of each respective class: 0.035% of the first $500 million, 0.025% of the next $500 million and 0.015% of assets in excess of $1 billion. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio or share class.

                                                                              55

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     For the six months ended March 31, 2006, the following shows the various types of class-specific expenses borne directly by each class of each Portfolio and any associated waivers of those expenses.

                                                                         SHARE CLASSES
ADMINISTRATION FEES                       ----------------------------------------------------------------------------
                                           BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C     TOTAL
                                          ----------- --------------- --------- ------------ ------------ ------------ ----------
   UltraShort Municipal .................     $ 4,197        $  5,274    $    -      $     -       $    -       $    -   $  9,471
   Tax-Free Income ......................      13,401         154,393       862        4,753        2,523        1,336    177,268
   Pennsylvania Tax-Free Income .........           -         319,062     2,475       15,614        6,381          952    344,484
   New Jersey Tax-Free Income ...........           -          71,026     7,701        3,991        5,554          932     89,204
   Ohio Tax-Free Income .................           -          52,771       425        4,039        4,761        3,755     65,751
   Delaware Tax-Free Income .............           -          23,235         -        6,917        3,834        6,335     40,321
   Kentucky Tax-Free Income .............           -          35,511       134        3,331        1,633          486     41,095

                                                                         SHARE CLASSES
ADMINISTRATION FEES WAIVED                ----------------------------------------------------------------------------
                                           BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                          ----------- --------------- --------- ------------ ------------ ------------
   UltraShort Municipal .................     $ 4,195        $  1,861   $     -        $   -        $   -        $   -
   Tax-Free Income ......................      13,403           5,972        59            -            -            -
   Pennsylvania Tax-Free Income .........           -         319,063     2,470            -          416           65
   New Jersey Tax-Free Income ...........           -          71,025     5,242          307            -            -
   Ohio Tax-Free Income .................           -          52,771       247          289            -            -
   Delaware Tax-Free Income .............           -          21,531         -          256          281          446
   Kentucky Tax-Free Income .............           -          33,013        80            -           98           38

ADMINISTRATION FEES WAIVED
                                              TOTAL
                                          -------------
   UltraShort Municipal .................     $   6,056*
   Tax-Free Income ......................        19,434
   Pennsylvania Tax-Free Income .........       322,014
   New Jersey Tax-Free Income ...........        76,574
   Ohio Tax-Free Income .................        53,307
   Delaware Tax-Free Income .............        22,514
   Kentucky Tax-Free Income .............        33,229

* Portfolio also had a fund level administration fee waiver of $2,248.

                                                                         SHARE CLASSES
TRANSFER AGENT FEES                       ----------------------------------------------------------------------------
                                           BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C     TOTAL
                                          ----------- --------------- --------- ------------ ------------ ------------ ----------
   UltraShort Municipal .................      $  758         $   707    $    9       $    9       $    -       $    -    $ 1,483
   Tax-Free Income ......................       2,361          21,029     1,759        1,512        1,038          417     28,116
   Pennsylvania Tax-Free Income .........           -          43,650       641        4,889        2,683          334     52,197
   New Jersey Tax-Free Income ...........           -           9,583     3,093        1,181        1,741          394     15,992
   Ohio Tax-Free Income .................           -           7,542        84        1,358        1,544          971     11,499
   Delaware Tax-Free Income .............           -           3,350         -        1,726        1,399        1,900      8,375
   Kentucky Tax-Free Income .............           -           4,923        47          675          653          150      6,448

                                                                      SHARE CLASSES
TRANSFER AGENT FEES WAIVED             ----------------------------------------------------------------------------
                                        BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C    TOTAL
                                       ----------- --------------- --------- ------------ ------------ ------------ --------
   UltraShort Municipal ..............        $ 13          $    -      $  -         $  -         $  -         $  -   $   13
   Tax-Free Income ...................         295               -        59            -            -            -      354
   Pennsylvania Tax-Free Income ......           -           1,888        59            -          118           27    2,092
   New Jersey Tax-Free Income ........           -             413       354          111            -            -      878
   Ohio Tax-Free Income ..............           -             354         -          118            -            -      472
   Delaware Tax-Free Income ..........           -               -         -            -          118          118      236
   Kentucky Tax-Free Income ..........           -               -         -            -           59            8       67

                                                                       SHARE CLASSES
TRANSFER AGENT FEES REIMBURSED          ----------------------------------------------------------------------------
                                         BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C    TOTAL
                                        ----------- --------------- --------- ------------ ------------ ------------ --------
   UltraShort Municipal ...............       $ 276          $    -    $    9         $  9       $    -         $  -   $  294
   Tax-Free Income ....................         634               -     1,132            -            -            -    1,766
   Pennsylvania Tax-Free Income .......           -           4,534       132            -        1,243          102    6,011
   New Jersey Tax-Free Income .........           -           1,037       693            3            -            -    1,733
   Ohio Tax-Free Income ...............           -           1,133         -          765            -            -    1,898
   Delaware Tax-Free Income ...........           -               -         -            -          840          939    1,779
   Kentucky Tax-Free Income ...........           -               -         -            -          401           84      485

56

                          BLACKROCK FUNDS

                                                                SHARE CLASSES
SHAREHOLDER SERVICE FEES                    ------------------------------------------------------
                                             SERVICE     INVESTOR A     INVESTOR B     INVESTOR C      TOTAL
                                            ---------   ------------   ------------   ------------   ---------
   UltraShort Municipal .................     $     -        $     1        $     -        $     -     $     1
   Tax-Free Income ......................       1,971         11,270          5,868          3,214      22,323
   Pennsylvania Tax-Free Income .........       6,784         36,587         14,279          2,183      59,833
   New Jersey Tax-Free Income ...........      18,079          9,347         13,073          2,140      42,639
   Ohio Tax-Free Income .................       1,037          9,343         11,078          8,982      30,440
   Delaware Tax-Free Income .............           -         15,435          8,929         14,615      38,979
   Kentucky Tax-Free Income .............         317          7,798          3,625          1,149      12,889

                                                          SHARE CLASSES
DISTRIBUTION FEES                           ------------------------------------------
                                             INVESTOR A     INVESTOR B     INVESTOR C       TOTAL
                                            ------------   ------------   ------------   ----------
   Tax-Free Income ......................        $ 4,504        $17,603        $ 9,641      $31,748
   Pennsylvania Tax-Free Income .........         14,640         43,330          6,549       64,519
   New Jersey Tax-Free Income ...........          3,753         39,219          6,425       49,397
   Ohio Tax-Free Income .................          3,717         33,234         26,943       63,894
   Delaware Tax-Free Income .............          6,331         26,800         43,844       76,975
   Kentucky Tax-Free Income .............          3,115         10,876          3,445       17,436

                                                               SHARE CLASS
DISTRIBUTION FEES WAIVED                                      -------------
                                                                INVESTOR A       TOTAL
                                                              -------------   ----------
   Tax-Free Income ......................                           $ 4,478      $ 4,478
   Pennsylvania Tax-Free Income .........                            14,640       14,640
   New Jersey Tax-Free Income ...........                             3,753        3,753
   Ohio Tax-Free Income .................                             3,717        3,717
   Delaware Tax-Free Income .............                             6,331        6,331
   Kentucky Tax-Free Income .............                             3,115        3,115

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements.
The agreements set a limit on certain operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to the aggregate expenses incurred on a share class (excluding: interest, taxes, brokerage commissions and other extraordinary expenses).

     At March 31, 2006, the receivable from BlackRock in each portfolio was as follows.

   UltraShort Municipal .................    $  154
   Tax-Free Income ......................       929
   Pennsylvania Tax-Free Income .........     3,183
   New Jersey Tax-Free Income ...........       913
   Ohio Tax-Free Income .................     1,009
   Delaware Tax-Free Income .............       884
   Kentucky Tax-Free Income .............       260

                                                                              57

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      BlackRock has contractually agreed to waive or reimburse fees or expenses until February 1, 2007, in order to limit expenses as follows.  This agreement is reviewed annually by the Fund's Board.

                                                                         SHARE CLASSES
                                          ---------------------------------------------------------------------------
                                           BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C
                                          ----------- --------------- --------- ------------ ------------ -----------
   UltraShort Municipal .................        0.35%           0.45%     0.75%        0.80%          NA          NA
   Tax-Free Income ......................        0.45%           0.60%     0.90%        1.07%        1.82%       1.82%
   Pennsylvania Tax-Free Income .........          NA            0.60%     0.90%        1.07%        1.65%       1.65%
   New Jersey Tax-Free Income ...........          NA            0.60%     0.90%        1.07%        1.82%       1.82%
   Ohio Tax-Free Income .................          NA            0.60%     0.90%        0.85%        1.82%       1.82%
   Delaware Tax-Free Income .............          NA            0.70%       NA         0.95%        1.65%       1.65%
   Kentucky Tax-Free Income .............          NA            0.65%     1.00%        0.95%        1.60%       1.60%

      If in the following two years the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay
BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock at the previous quarterly meeting.

     At March 31, 2006, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                              EXPIRING             EXPIRING             EXPIRING         TOTAL WAIVERS SUBJECT
                                          JANUARY 31, 2007     JANUARY 31, 2008     JANUARY 31, 2009       TO REIMBURSEMENT
                                         ------------------   ------------------   ------------------   ----------------------
UltraShort Municipal .................           $  269,648           $  185,476             $ 17,471               $  472,595
Tax-Free Income ......................              983,261              936,352               66,447                1,986,060
Pennsylvania Tax-Free Income .........            1,357,799            1,284,255               53,012                2,695,066
New Jersey Tax-Free Income ...........              406,182              377,050               18,927                  802,159
Ohio Tax-Free Income .................              259,458              259,109               15,301                  533,868
Delaware Tax-Free Income .............              138,237              107,843               10,882                  256,962
Kentucky Tax-Free Income .............              171,865              162,538               12,785                  347,188

     The following waivers previously incurred on the portfolios which were subject to recoupment by BlackRock expired on January 31, 2006:

   Tax-Free Income .......................    $  623,251
   Pennsylvania Tax-Free Income. .........     1,383,044
   New Jersey Tax-Free Income ............       278,302
   Ohio Tax-Free Income ..................       174,280
   Delaware Tax-Free Income ..............        91,563
   Kentucky Tax-Free Income ..............       138,922

     Pursuant to the Fund's Amended and Restated Distribution and Service Plan
(the "Plan"), the Fund may pay BlackRock Distributors, Inc. (the "Distributor")
and/or BlackRock or any other affiliate of The PNC Financial Services Group,
Inc., fees for distribution and sales support services. Currently, only
Investor A Shares, Investor B Shares, and Investor C Shares bear the expense of distribution fees under the Plan. In addition, the Fund may pay brokers, dealers, financial institutions and industry professionals (including The PNC
Financial Services Group, Inc. and its affiliates) ("service organizations")
fees for the provision of personal services to shareholders. BlackRock may receive some of the service fees paid by the Fund in return for providing services to shareholders. Currently, only Service Shares, Investor A Shares,
Investor B Shares and Investor C Shares bear the expense of service fees under the Plan.

     The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan
(the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

58

                          BLACKROCK FUNDS

                                    Class-Specific Fee Arrangements
           Portfolio                                         Share Classes
                                       BlackRock             Institutional              Service
                                 Contractual    Actual   Contractual    Actual   Contractual    Actual
                                     Fees      Fees(4)       Fees      Fees(4)     Fees(1)     Fees(4)
 UltraShort Municipal                   None      None          None      None          0.25%     0.25%
 Tax-Free Income                        None      None          None      None          0.25%     0.25%
 Pennsylvania Tax-Free Income           N/A       N/A           None      None          0.25%     0.25%
 New Jersey Tax-Free Income             N/A       N/A           None      None          0.25%     0.25%
 Ohio Tax-Free Income                   N/A       N/A           None      None          0.25%     0.25%
 Delaware Tax-Free Income               N/A       N/A           None      None          0.25%       N/A
 Kentucky Tax-Free Income               N/A       N/A           None      None          0.25%     0.25%

           Portfolio                                         Share Classes
                                      Investor A              Investor B               Investor C
                                 Contractual    Actual   Contractual    Actual   Contractual    Actual
                                   Fees(2)     Fees(4)     Fees(3)     Fees(4)     Fees(3)      Fees(4)
 UltraShort Municipal                  0.35%      0.25%          N/A       N/A           N/A        N/A
 Tax-Free Income                       0.35%      0.25%        1.00%      1.00%         1.00%      1.00%
 Pennsylvania Tax-Free Income          0.35%      0.25%        1.00%      1.00%         1.00%      1.00%
 New Jersey Tax-Free Income            0.35%      0.25%        1.00%      1.00%         1.00%      1.00%
 Ohio Tax-Free Income                  0.35%      0.25%        1.00%      1.00%         1.00%      1.00%
 Delaware Tax-Free Income              0.35%      0.25%        1.00%      1.00%         1.00%      1.00%
 Kentucky Tax-Free Income              0.35%      0.25%        1.00%      1.00%         1.00%      1.00%

(1) - the maximum annual contractual fees are comprised of a .25% service fee.
(2) - the maximum annual contractual fees are comprised of a .10% distribution fee and a .25% service fee.
(3) - the maximum annual contractual fees are comprised of a .75% distribution fee and a .25% service fee.
(4) - the actual fees are for the six months ended March 31, 2006.
     BlackRock maintains a call center which is responsible for providing certain shareholder services to the BlackRock Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares.
During the period October 1, 2005 through March 31, 2006, the following amounts have been accrued by each portfolio to reimburse BlackRock for costs incurred running the call center, which are a component of the Transfer Agent fees in the accompanying Statements of Operations.

                                           BLACKROCK   INSTITUTIONAL   SERVICE   INVESTOR A   INVESTOR B   INVESTOR C     TOTAL
                                          ----------- --------------- --------- ------------ ------------ ------------ ----------
   UltraShort Municipal .................      $  905         $   308      $  -       $    -         $  -         $  -    $ 1,213
   Tax-Free Income ......................       2,796           9,525       110          377          199           99     13,106
   Pennsylvania Tax-Free Income .........           -          18,458       184        1,153          457           76     20,328
   New Jersey Tax-Free Income ...........           -           4,588       807          352          447           79      6,273
   Ohio Tax-Free Income .................           -           3,311        29          347          389          269      4,345
   Delaware Tax-Free Income .............           -           1,635         -          618          357          522      3,132
   Kentucky Tax-Free Income .............           -           2,258        11          243          156           35      2,703

      As of March 31, 2006, affiliated payables were as follows:

                                                                            PNC BANK
                                             PFPC(1)     BLACKROCK(2)     AFFILIATES(3)
                                            ---------   --------------   --------------
   UltraShort Municipal .................     $ 2,556         $  5,270          $     -
   Tax-Free Income ......................      23,177          128,517            8,399
   Pennsylvania Tax-Free Income .........      38,371          299,945           16,882
   New Jersey Tax-Free Income ...........      12,868           77,288           14,943
   Ohio Tax-Free Income .................       8,745           54,849           15,442
   Delaware Tax-Free Income .............       5,954           33,547           17,645
   Kentucky Tax-Free Income .............       5,455           32,277            4,203

(1) - payables to PFPC are for Accounting, Administration, Custody and Transfer
   Agent services provided.
(2) - payables to BlackRock are for Advisory and Administration services provided and for amounts due BlackRock for costs incurred related to the
   BlackRock Funds call center.
(3) - payables to PNC affiliates are for distribution and sales support services as described under the Plan. The total payable on behalf of the
   Fund was $5,632,572, a portion of which is paid to service organizations, including other PNC Bank affiliates.

                                                                              59

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(D) Purchases and Sales of Securities

     For the six months ended March 31, 2006, purchases and sales of securities, other than short-term and U.S. government securities, were as follows:

                                               PURCHASES           SALES
                                            ---------------   ---------------
   UltraShort Municipal .................      $ 34,898,923      $ 41,971,606
   Tax-Free Income ......................       254,023,322       286,505,243
   Pennsylvania Tax-Free Income .........       300,507,614       312,494,359
   New Jersey Tax-Free Income ...........        13,513,240        15,859,106
   Ohio Tax-Free Income .................        18,816,188        20,208,448
   Delaware Tax-Free Income .............         4,296,490        16,811,704
   Kentucky Tax-Free Income .............         2,916,874        12,710,593

(E) Capital Shares

     Transactions in capital shares for each period were as follows:

                                                                          ULTRASHORT MUNICIPAL
                                              ----------------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                             3/31/06                                 9/30/05
                                              --------------------------------------   -----------------------------------
                                                    SHARES               VALUE              SHARES             VALUE
                                              -----------------   ------------------   ---------------   -----------------
Shares sold:
   BlackRock Class ........................             584,089       $    5,800,000         2,236,236       $  22,229,904
   Institutional Class ....................             250,060            2,480,592           531,983           5,283,813
   Service Class ..........................                   2                   20                 -                   -
   Investor A Class .......................                 444                4,479             4,970              50,016
Shares issued in reinvestment of dividends:
   BlackRock Class ........................              33,295              330,614            59,428             590,642
   Institutional Class ....................               1,291               12,804             1,684              16,722
   Service Class ..........................                   -                    1                 -                   -
   Investor A Class .......................                   1                   10                 3                  26
Shares redeemed:
   BlackRock Class ........................          (1,632,652)         (16,210,720)       (2,249,340)        (22,360,127)
   Institutional Class ....................            (381,427)          (3,783,742)         (907,432)         (9,011,740)
   Service Class ..........................                  (2)                 (20)                -                   -
   Investor A Class .......................                (445)              (4,494)           (4,897)            (49,260)
                                                     ----------       --------------        ----------       -------------
Net decrease ..............................          (1,145,344)      $  (11,370,456)         (327,365)      $  (3,250,004)
                                                     ==========       ==============        ==========       =============

60

                          BLACKROCK FUNDS

                                                                            TAX-FREE INCOME
                                              ---------------------------------------------------------------------------
                                                    FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                            3/31/06                                9/30/05
                                              ------------------------------------   ------------------------------------
                                                   SHARES              VALUE              SHARES              VALUE
                                              ---------------   ------------------   ---------------   ------------------
Shares sold:
   BlackRock Class ........................            13,460       $      146,316           224,255       $    2,503,094
   Institutional Class ....................         2,852,099           31,031,233         3,591,390           39,912,181
   Service Class ..........................             1,946               21,226            52,330              581,800
   Investor A Class .......................           118,749            1,293,196           597,804            6,639,654
   Investor B Class .......................            65,439              711,239            54,741              608,534
   Investor C Class .......................            73,213              799,271            60,412              671,999
Shares issued in reinvestment of dividends:
   BlackRock Class ........................           164,143            1,785,252           386,166            4,293,119
   Institutional Class ....................             7,094               77,181            13,010              144,802
   Service Class ..........................             1,830               19,882             5,756               63,944
   Investor A Class .......................            11,442              124,530            18,237              203,038
   Investor B Class .......................             3,543               38,549             6,196               68,962
   Investor C Class .......................             1,922               20,907             3,130               34,844
Shares redeemed:
   BlackRock Class ........................          (427,178)          (4,657,549)       (1,876,330)         (20,731,399)
   Institutional Class ....................        (3,777,209)         (41,149,265)       (4,444,782)         (49,461,550)
   Service Class ..........................           (81,613)            (890,346)          (91,144)          (1,012,587)
   Investor A Class .......................           (93,333)          (1,017,368)         (494,809)          (5,504,634)
   Investor B Class .......................           (98,919)          (1,078,062)         (149,127)          (1,658,868)
   Investor C Class .......................           (34,752)            (377,537)         (116,657)          (1,300,425)
                                                   ----------       --------------        ----------       --------------
Net decrease ..............................        (1,198,124)      $  (13,101,345)       (2,159,422)      $  (23,943,492)
                                                   ==========       ==============        ==========       ==============

                                                                    PENNSYLVANIA TAX-FREE INCOME
                                              ------------------------------------------------------------------------
                                                  FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                           3/31/06                              9/30/05
                                              ---------------------------------   ------------------------------------
                                                   SHARES            VALUE             SHARES              VALUE
                                              ---------------   ---------------   ---------------   ------------------
Shares sold:
   Institutional Class ....................         7,020,891     $  72,513,378         8,822,824       $   93,341,728
   Service Class ..........................            15,863           163,368            48,976              517,224
   Investor A Class .......................           243,754         2,512,284           348,356            3,686,712
   Investor B Class .......................             1,299            13,298            34,768              366,250
   Investor C Class .......................            26,735           273,838            34,135              357,808
Shares issued in reinvestment of dividends:
   Institutional Class ....................            59,287           610,843            97,496            1,030,731
   Service Class ..........................             5,153            53,034            12,728              134,722
   Investor A Class .......................            57,107           588,050           106,902            1,130,750
   Investor B Class .......................            19,619           200,796            45,852              482,072
   Investor C Class .......................             1,948            19,983             3,826               40,313
Shares redeemed:
   Institutional Class ....................        (5,740,757)      (59,195,926)       (9,131,240)         (96,572,101)
   Service Class ..........................           (29,781)         (307,034)         (144,415)          (1,530,324)
   Investor A Class .......................          (348,199)       (3,586,740)         (747,020)          (7,903,793)
   Investor B Class .......................          (378,333)       (3,874,354)         (631,808)          (6,644,992)
   Investor C Class .......................           (37,099)         (380,912)          (47,135)            (496,282)
                                                   ----------     -------------        ----------       --------------
Net increase (decrease) ...................           917,487     $   9,603,906        (1,145,755)      $  (12,059,182)
                                                   ==========     =============        ==========       ==============

                                               61

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                      NEW JERSEY TAX-FREE INCOME
                                              --------------------------------------------------------------------------
                                                   FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                            3/31/06                               9/30/05
                                              -----------------------------------   ------------------------------------
                                                   SHARES             VALUE              SHARES              VALUE
                                              ---------------   -----------------   ---------------   ------------------
Shares sold:
   Institutional Class ....................         1,089,203       $  12,463,491         1,537,821       $   17,984,593
   Service Class ..........................             5,792              65,918            29,258              343,064
   Investor A Class .......................            53,753             614,896           237,446            2,775,458
   Investor B Class .......................            41,774             477,535            42,331              494,772
   Investor C Class .......................            19,595             224,355            40,719              476,873
Shares issued in reinvestment of dividends:
   Institutional Class ....................             3,946              45,070             5,921               69,071
   Service Class ..........................            16,589             189,499            35,652              416,398
   Investor A Class .......................            10,220             116,716            16,564              193,299
   Investor B Class .......................            11,864             135,516            21,648              252,755
   Investor C Class .......................             1,530              17,508             5,243               61,375
Shares redeemed:
   Institutional Class ....................        (1,239,341)        (14,150,393)       (2,623,161)         (30,654,400)
   Service Class ..........................           (57,769)           (660,955)         (141,208)          (1,651,138)
   Investor A Class .......................           (73,021)           (832,345)         (113,443)          (1,322,639)
   Investor B Class .......................           (87,732)         (1,002,029)         (119,681)          (1,402,303)
   Investor C Class .......................           (55,314)           (632,376)         (157,599)          (1,837,993)
                                                   ----------       -------------        ----------       --------------
Net decrease ..............................          (258,911)      $  (2,927,594)       (1,182,489)      $  (13,800,815)
                                                   ==========       =============        ==========       ==============

                                                                    OHIO TAX-FREE INCOME
                                              ----------------------------------------------------------------
                                                 FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                                         3/31/06                           9/30/05
                                              ------------------------------   -------------------------------
                                                  SHARES           VALUE           SHARES           VALUE
                                              -------------   --------------   -------------   ---------------
Shares sold:
   Institutional Class ....................         609,157    $  6,427,858        1,340,116      $ 14,494,665
   Service Class ..........................          39,538         417,526           11,495           124,427
   Investor A Class .......................          43,748         461,774          412,979         4,460,886
   Investor B Class .......................          45,229         477,690           78,964           854,690
   Investor C Class .......................         154,881       1,633,104          267,788         2,898,539
Shares issued in reinvestment of dividends:
   Institutional Class ....................           3,097          32,639            8,467            91,428
   Service Class ..........................           1,591          16,768            2,768            29,918
   Investor A Class .......................          11,865         124,968           20,430           220,359
   Investor B Class .......................           2,907          30,627            6,538            70,609
   Investor C Class .......................           1,570          16,543            2,565            27,698
Shares redeemed:
   Institutional Class ....................        (529,001)     (5,581,566)        (792,870)       (8,549,796)
   Service Class ..........................         (17,105)       (180,574)          (9,486)         (101,664)
   Investor A Class .......................        (207,860)     (2,198,984)         (62,962)         (679,488)
   Investor B Class .......................        (129,748)     (1,369,508)        (144,619)       (1,562,181)
   Investor C Class .......................         (86,333)       (910,359)        (103,937)       (1,124,869)
                                                   --------    ------------        ---------      ------------
Net increase (decrease) ...................         (56,464)   $   (601,494)       1,038,236      $ 11,255,221
                                                   ========    ============        =========      ============

62

                          BLACKROCK FUNDS

                                                                      DELAWARE TAX-FREE INCOME
                                              -------------------------------------------------------------------------
                                                    FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                            3/31/06                               9/30/05
                                              ------------------------------------   ----------------------------------
                                                   SHARES              VALUE              SHARES             VALUE
                                              ---------------   ------------------   ---------------   ----------------
Shares sold:
   Institutional Class ....................           525,353       $    5,157,744           986,401      $   9,946,873
   Investor A Class .......................            47,465              465,841           271,815          2,745,395
   Investor B Class .......................            13,105              128,764            55,487            559,640
   Investor C Class .......................            73,270              718,065           139,825          1,408,625
Shares issued in reinvestment of dividends:
   Institutional Class ....................             1,491               14,604             4,948             49,774
   Investor A Class .......................            14,610              143,204            27,261            274,272
   Investor B Class .......................             2,740               26,862             5,775             58,131
   Investor C Class .......................             2,653               26,006             5,281             53,146
Shares redeemed:
   Institutional Class ....................        (1,118,589)         (10,976,567)       (1,653,128)       (16,614,334)
   Investor A Class .......................          (319,288)          (3,133,426)         (119,168)        (1,197,713)
   Investor B Class .......................           (89,376)            (876,952)         (152,705)        (1,536,227)
   Investor C Class .......................          (282,355)          (2,771,438)         (237,132)        (2,385,338)
                                                   ----------       --------------        ----------      -------------
Net decrease ..............................        (1,128,921)      $  (11,077,293)         (665,340)     $  (6,637,756)
                                                   ==========       ==============        ==========      =============

                                                                       KENTUCKY TAX-FREE INCOME
                                              ---------------------------------------------------------------------------
                                                     FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                             3/31/06                                9/30/05
                                              --------------------------------------   ----------------------------------
                                                    SHARES               VALUE              SHARES             VALUE
                                              -----------------   ------------------   ---------------   ----------------
Shares sold:
   Institutional Class ....................           267,529         $    2,573,084           565,644      $   5,528,249
   Service Class ..........................               928                  8,923             1,020              9,900
   Investor A Class .......................            31,649                304,479           195,578          1,909,210
   Investor B Class .......................             5,885                 56,514            13,530            132,160
   Investor C Class .......................               739                  7,126            64,488            629,892
Shares issued in reinvestment of dividends:
   Institutional Class ....................             3,528                 33,922             2,871             27,988
   Service Class ..........................               298                  2,871               581              5,672
   Investor A Class .......................             8,094                 77,823            13,383            130,544
   Investor B Class .......................             3,654                 35,132             8,118             79,206
   Investor C Class .......................               440                  4,241             2,641             25,845
Shares redeemed:
   Institutional Class ....................        (1,254,056)           (12,069,769)       (1,296,495)       (12,649,723)
   Service Class ..........................                (1)                   (12)           (1,382)           (13,451)
   Investor A Class .......................           (55,456)              (533,755)         (114,460)        (1,115,126)
   Investor B Class .......................          (122,794)            (1,182,495)          (53,030)          (517,295)
   Investor C Class .......................            (1,183)               (11,401)         (113,998)        (1,112,008)
                                                   ------------       --------------        ----------      -------------
Net decrease ..............................        (1,110,746)        $  (10,693,317)         (711,511)     $  (6,928,937)
                                                   ============       ==============        ==========      =============

     On March 31, 2006, five shareholders held approximately 85% of the
UltraShort Municipal Portfolio, three shareholders held approximately 86% of the Tax-Free Income Portfolio, one shareholder held approximately 87% of the
Pennsylvania Tax-Free Income Portfolio, one shareholder held approximately 78%
of the New Jersey Tax-Free Income Portfolio, one shareholder held approximately
74% of the Ohio Tax-Free Income Portfolio, three shareholders held approximately 75% of the Delaware Tax-Free Income Portfolio and one shareholder held approximately 80% of the

                                                                              63

                                BLACKROCK FUNDS
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

Kentucky Tax-Free Income Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

(F) Federal Tax Information

     No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal
Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. Due to tax reclassifications, a portion of the distributions during the six months ended
March 31, 2006 may be redesignated as return of capital at fiscal year end.

     The tax character of distributions paid during the year ended September
30, 2005 were as follows:

                                     TAX-FREE      ORDINARY         TOTAL
                                      INCOME        INCOME      DISTRIBUTIONS
                                  -------------   ----------   --------------
   UltraShort Municipal
    9/30/05 ...................     $   770,909           $-      $   770,909
   Tax-Free Income
    9/30/05 ...................      17,478,544            -       17,478,544
   Pennsylvania Tax-Free Income
    9/30/05 ...................      33,000,554            -       33,000,554
   New Jersey Tax-Free Income
    9/30/05 ...................       7,656,354            -        7,656,354
   Ohio Tax-Free Income
    9/30/05 ...................       5,669,535            -        5,669,535
   Delaware Tax-Free Income
    9/30/05 ...................       3,442,702            -        3,442,702
   Kentucky Tax-Free Income
    9/30/05 ...................       3,075,463            -        3,075,463

     At September 30, 2005, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

                                                                       EXPIRING SEPTEMBER 30
                                       -------------------------------------------------------------------------------------
                                            2008          2009          2010          2011           2012          2013
                                       ------------- ------------- ------------- -------------- ------------- --------------
UltraShort Municipal .................     $       -     $       -     $       -     $        -     $  32,641     $        -
Tax-Free Income ......................     3,717,571     1,756,215             -      3,984,021     6,841,418      5,736,698
Pennsylvania Tax-Free Income .........     3,981,394     7,641,061     8,626,794     15,329,699             -     10,121,753
New Jersey Tax-Free Income ...........       733,444     2,652,175       162,686      2,530,579       883,300        724,595
Ohio Tax-Free Income .................        41,989             -             -      1,883,560       825,006        783,368
Delaware Tax-Free Income .............        83,140             -             -      1,312,264       493,468        623,721
Kentucky Tax-Free Income .............       805,091     1,556,368       129,603      2,443,468             -              -

                                            TOTAL
                                       --------------
UltraShort Municipal .................     $   32,641
Tax-Free Income ......................     22,035,923
Pennsylvania Tax-Free Income .........     45,700,701
New Jersey Tax-Free Income ...........      7,686,779
Ohio Tax-Free Income .................      3,533,923
Delaware Tax-Free Income .............      2,512,593
Kentucky Tax-Free Income .............      4,934,530

(G) Concentration of Credit Risk

     The Portfolios concentrate their investments in securities issued by state agencies, other governmental entities and U.S. territories. The Portfolios are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these states, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principal and interest payments, than if the
Portfolios were not concentrated in securities issued by state agencies, other governmental entities and U.S. territories.

64

                                BLACKROCK FUNDS
                       ADDITIONAL INFORMATION (UNAUDITED)

(A) Board of Trustees' Consideration of the Advisory Agreements.  The Board of
    Trustees (the "Board") of BlackRock Funds (the "Fund"), including a majority of the non-interested Trustees of the Fund (the "Independent
    Trustees"), unanimously approved the renewal of the investment advisory and sub-advisory agreements (the "Advisory Agreements") with respect to the Tax-Free Bond Portfolios of the Fund (each, a "Portfolio"), at an in-person meeting of the Board held on February 28, 2006.  In connection with its consideration of the Advisory Agreements, the Board met with personnel from the investment adviser and sub-adviser to the Portfolios, including BlackRock Advisors, Inc. and BlackRock Financial Management,
    Inc. (collectively, "BlackRock"), at an in-person meeting of the Board held on February 7, 2006.  The Board reviewed materials that it received in advance of that meeting, including (i) fee information and expense ratios for retail and institutional share classes of each Portfolio in comparison to fee information and expense ratios for peer funds of such
    Portfolio; (ii) information about the investment performance of each
    Portfolio in comparison to the investment performance for peer funds of such Portfolio; (iii) BlackRock's economic outlook for the Portfolios and its general investment outlook for the markets; (iv) information on the profitability of BlackRock and its affiliates with respect to each
    Portfolio, including details regarding the methodology used to calculate such profitability; (v) information regarding fees paid to service providers that are BlackRock affiliates; and (vi) information regarding compliance records and regulatory matters relating to BlackRock and the
    Fund.  In approving the Advisory Agreements, the Board, including all of the Independent Trustees, considered each of the matters discussed below in executive sessions held at the February 7 and February 28 meetings, during which counsel to the Independent Trustees was present.

   Nature, Extent and Quality of Services.  The Board received and considered various information and data regarding the nature, extent and quality of services provided by BlackRock to each of the Portfolios under the Advisory
   Agreements during the past year.  The Board reviewed BlackRock's investment philosophy and process used to manage each of the Portfolios, as well as a description of its capabilities, personnel and services.  The Board considered the scope of services provided by BlackRock to each of the
   Portfolios under the Advisory Agreements relative to services typically provided by third parties to comparable mutual funds, and considered
   BlackRock's in-house research capabilities as well as other resources available to its personnel.  The Board noted that the standard of care applicable under the Advisory Agreements was comparable to that generally found in investment advisory agreements of their nature.  The Board considered the legal and compliance programs of each of the Fund and
   BlackRock, as well as the integrity of the systems in place to ensure implementation of such programs and the records of each of the Fund and
   BlackRock with regard to these matters.  The Board also considered information relating to the qualifications, backgrounds and responsibilities of BlackRock's investment professionals and other personnel who provide services to each Portfolio under the applicable
   Advisory Agreement, and took into account the time and attention devoted by
   BlackRock senior management to each of the Portfolios.  The Board also considered BlackRock's general business reputation and overall financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Advisory Agreements.

   Following consideration of this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the services provided by BlackRock to each Portfolio under the applicable
   Advisory Agreement were consistent with the Portfolio's operational requirements and reasonable in terms of approving the renewal of such
   Advisory Agreement.

                                                                              65

                                BLACKROCK FUNDS
                 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

   Advisory Fees.  The Board received and considered statistical information regarding the fees and expense ratios of retail and institutional share classes of each Portfolio.  The Board compared the advisory fees, both before (contractual) and after (actual) any fee waivers and expense reimbursements, and total expenses of each Portfolio, against the fees and total expenses of the Portfolio's peers selected by Lipper, Inc.
   ("Lipper"), an independent provider of investment company data.  The Board was provided with a description of the methodology used by Lipper to determine the peers of each Portfolio.  For each Portfolio, the Investor A
   Class and Institutional Class were used to represent such Portfolio's share classes for purposes of the Lipper survey, as Lipper differentiated between retail and institutional funds in selecting peers.

     In considering the fee and expense data provided by Lipper, the Board noted that:

       o   except for the Institutional Class of each of the Pennsylvania
          Tax-Free Income and Tax-Free Income Portfolios, each Portfolio had contractual advisory fees and expenses that were equal to or lower than that the median for its peers; and

       o   except for the Delaware Tax-Free Income Portfolio, each Portfolio had actual advisory fees and expenses that were equal to or lower than the median for its peers.

   However, the Board took into consideration the fact that with respect to the Institutional Class of the Pennsylvania Tax-Free Income and Tax-Free
   Income Portfolios, the difference by which such Portfolios' contractual advisory fees were higher than the median for their respective peers was not significant.

   In addition to Lipper data, the Board also took into account the complexity of the investment management of each Portfolio relative to its peers.  The
   Board was also provided with comparative information about services rendered and fee rates offered to other similar clients advised by
   BlackRock, including closed-end investment companies and separate accounts.

   Following consideration of this information, the Board, including all of the Independent Trustees, concluded that the contractual fees to be paid to
   BlackRock pursuant to the Advisory Agreements are fair and reasonable in light of the services being provided.

   Fund Performance.  The Board received and considered information about each
   Portfolio's one-, three- and five-year (as applicable) investment performance for the period ended November 30, 2005, in comparison to the performance of its peers selected by Lipper.  The Board was provided with a description of the methodology used by Lipper to select the peers.  In addition, the Board reviewed BlackRock's market outlook and discussed other factors relevant to the performance of the Portfolios.

   In considering the performance data provided by Lipper, the Board noted
   that for each Portfolio that had existed for more than five years, except for each of the Delaware Tax-Free Income, Kentucky Tax-Free Income,
   Pennsylvania Tax-Free Income and Tax-Free Income Portfolios and the
   Investor A Class of the New Jersey Tax-Free Income and Ohio Tax-Free Income
   Portfolios, each Portfolio had investment performance during at least two of the one-year, three-year and five-year periods that were at least equal to or above the median for the Portfolio's peers.  The Board discussed the performance issues of these Portfolios with BlackRock, and was satisfied that appropriate measures were being taken to address them.

   Profitability.  The Board considered the level of BlackRock's and its affiliates' profits in respect of their relationship with each of the
   Portfolios.  This consideration included a broad review of BlackRock's methodology in allocating its costs to the management of each Portfolio.
   The Board considered the profits realized by BlackRock and its affiliates in connection with the operation of each Portfolio and whether the amount of profit is a fair profit relative to their relationship with the
   Portfolio.  The Board also

66

                                BLACKROCK FUNDS

   considered BlackRock's profit margins in comparison with available industry data.  The Board, including all of the Independent Trustees, concluded that
   BlackRock's profitability with respect to the Portfolios is reasonable relative to the services provided.

   Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of each Portfolio, whether each
   Portfolio has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate of certain of the Portfolios.  The Board also considered the fee waivers and expense reimbursement arrangements by BlackRock for each of the Portfolios.  The
   Board, including all of the Independent Trustees, determined that the advisory fee structure was reasonable and that no changes were currently necessary to realize any economies of scale.

   Other Benefits to BlackRock.  The Board also took into account other ancillary benefits that BlackRock may derive from its relationship with each of the Portfolios, such as BlackRock's ability to leverage its investment professionals that manage other portfolios, an increase in
   BlackRock's profile in the broker-dealer community, and the engagement of
   BlackRock's affiliates as service providers to the Portfolios, including for administrative, transfer agency, distribution and custodial services.
   The Board, including all of the Independent Trustees, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the
   Portfolios were consistent with those generally available to other mutual fund sponsors.

   No single factor was considered in isolation or to be determinative in the
   Board's decision to approve the renewal of the Advisory Agreements.
   Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Advisory Agreements, including the fees to be charged for services thereunder.

(B)  The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent registered public accounting firm to audit the Fund's financial statements for fiscal year 2006. On November 29, 2005, a majority of the
   Fund's Board of Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the Fund's fiscal 2006 audit subject to the right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(C)  As previously disclosed, BlackRock has received subpoenas from various federal and state governmental and regulatory authorities and various information requests from the Securities and Exchange Commission in connection with ongoing industry-wide investigations of mutual fund matters.

(D)  BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") announced on February 15, 2006 that they had reached an agreement to combine Merrill
   Lynch's investment management business, Merrill Lynch Investment Managers, with BlackRock, Inc. to create a new independent company. Merrill Lynch will have a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), which currently holds a majority interest in BlackRock, Inc., will have approximately a 34% economic and voting interest. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of

                                                                              67

                                BLACKROCK FUNDS
                 ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED)

   BlackRock's board in order to assure its independence. Completion of the transaction is subject to various regulatory approvals, client consents, approval by BlackRock, Inc. shareholders and customary conditions.

(E)  The amounts estimated to be paid by the Fund to the Chief Compliance
   Officer (CCO) and certain of his staff for the six months ended March 31,
   2006, are $255,572.

68

                                BLACKROCK FUNDS

Investment Adviser

     BlackRock Advisors, Inc.

     Wilmington, Delaware 19809

Sub-Adviser

     BlackRock Financial Management, Inc.

     New York, New York 10022

Custodian

     PFPC Trust Company

     Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent

     PFPC Inc.

     Wilmington, Delaware 19809

Distributor

     BlackRock Distributors, Inc.

     King of Prussia, Pennsylvania 19406

Co-Administrator

     BlackRock Advisors, Inc.

     Wilmington, Delaware 19809

Counsel

     Simpson Thacher & Bartlett LLP

     New York, New York 10017

Independent Registered Public Accounting Firm

     Deloitte & Touche LLP

     Philadelphia, Pennsylvania 19103

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at
http://www.sec.gov.

Information on how proxies relating to the Fund's voting securities were voted
(if any) by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's
Form N-Q is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington,
D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

                                BLACKROCK FUNDS
                                 FUND SPECTRUM

 BlackRock Funds is a leading mutual fund company that currently has assets of approximately $27 billion in the following portfolios, which are designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing.

STOCK PORTFOLIOS
--------------------------------------
   Investment Trust                      Small Cap Core Equity
   Large Cap Value Equity                Small Cap Growth Equity
   Large Cap Growth Equity               Global Science & Technology Opportunities
   Dividend AchieversTM                  Global Resources
   Legacy                                All-Cap Global Resources
   Mid-Cap Value Equity                  Health Sciences
   Mid-Cap Growth Equity                 U.S. Opportunities
   Aurora                                Global Opportunities
   Small/Mid-Cap Growth                  International Opportunities
   Small Cap Value Equity                Index Equity
STOCK & BOND PORTFOLIOS
--------------------------------------
   Asset Allocation
BOND PORTFOLIOS
--------------------------------------
   Enhanced Income                       Government Income
   Low Duration Bond                     Inflation Protected Bond
   Intermediate Government Bond          GNMA
   Intermediate Bond                     Managed Income
   Intermediate PLUS Bond                International Bond
   Core Bond Total Return                High Yield Bond
   Core PLUS Total Return
TAX-FREE BOND PORTFOLIOS
--------------------------------------
   UltraShort Municipal                  Ohio Tax-Free Income
   Tax-Free Income                       Delaware Tax-Free Income
   Pennsylvania Tax-Free Income          Kentucky Tax-Free Income
   New Jersey Tax-Free Income
MONEY MARKET PORTFOLIOS
--------------------------------------
   Money Market                          North Carolina Municipal Money Market
   U.S. Treasury Money Market            Ohio Municipal Money Market
   Municipal Money Market                Pennsylvania Municipal Money Market
   New Jersey Municipal Money Market     Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

ACCOUNT INFORMATION
Call us at 1-800-441-7762 to get information about your account balances, recent transactions and share prices. You can also reach us on the web at
www.blackrock.com.

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have
$50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with Traditional, Rollover,
Roth, Coverdell and Simple IRA's.

ADDITIONAL INFORMATION ABOUT THE BLACKROCK FUNDS
For additional reports or additional information, as well as more current information about portfolio holdings and characteristics, BlackRock Fund shareholders and prospective investors may call 1-800-441-7762.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
[GRAPHIC OMITTED]

BND-SEMI2  3/06

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant’s Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Registrant’s Secretary. There have been no material changes to these procedures.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of Principal Executive and Financial Officers pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock FundsSM

By (Signature and Title)	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date June 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date June 5, 2006

By (Signature and Title)	/s/ William C. McGinley
William C. McGinley, Treasurer and Principal Financial Officer

Date June 2, 2006